UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Item 1.	Reports to Stockholders.

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.60%	14.58%	15.31%	6.97%	6.99%	7.56%	1.74%	1.76%	2.45%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.60%	14.58%	15.31%	40.07%	40.18%	43.94%	11.49%	11.69%	16.56%

Total returns for the periods since inception are calculated from the inception date of the Fund (12/05/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	24.26%

Consumer Non-Cyclical	22.21

Energy	13.69

Technology	9.80

Industrial	8.48

Communications	8.19

Consumer Cyclical	8.00

Basic Materials	3.35

Utilities	1.82

Diversified	0.32

Short-Term and Other Net Assets	(0.12)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.86%

General Electric Co.	4.11

Citigroup Inc.	2.84

Microsoft Corp.	2.71

BP PLC (United Kingdom)	2.37

HSBC Holdings PLC (United Kingdom)	2.29

Procter & Gamble Co.	2.25

Altria Group Inc.	2.07

Pfizer Inc.	2.04

Toyota Motor Corp. (Japan)	1.98

TOTAL	27.52%

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the Standard & Poor’s Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 14.60%, while the Index returned 15.31%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006.

U.S. stocks, which comprised almost half of the Index at March 31, 2007, posted double-digit gains for the reporting period, though they underperformed the Index due to a notable slowdown in the domestic economy. Along with solid earnings and substantial merger activity, a modest decline in energy prices and the Federal Reserve’s shift to a stable interest rate policy contributed favorably to results. However, the U.S. market’s momentum stalled late in the reporting period as the slumping housing market led to worsening conditions in the “sub-prime” mortgage lending sector.

European stocks outperformed the U.S. market during the reporting period amid generally improving economic conditions across the continent. Several European countries saw sharp increases in business and consumer confidence, while unemployment figures eased, most notably in France, where the unemployment rate fell to its lowest level in more than 20 years. European markets rallied despite several interest rate hikes by both the European Central Bank and the Bank of England. The U.S. dollar declined by 10% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets, posting modest gains overall as the long-awaited economic recovery in Japan lost momentum midway through the reporting period. In the first half of 2006, the Japanese economy seemed to turn the corner after a decade-long downturn, and consumer prices rose after years of deflation. However, Japan’s fragile economic recovery showed signs

2	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

of weakness in the fall of 2006 as consumer spending fell sharply. Although the economy appeared to be back on track in late 2006 and early 2007, the uncertain economic conditions weighed on the stock market. In addition, the U.S. dollar rose slightly versus the Japanese yen during the reporting period, reducing returns for U.S. investors. Beyond Japan, other markets in Asia posted strong gains as surging economic growth in China appeared to provide a lift to the entire region.

Every sector in the Index gained ground for the reporting period. The utilities, telecommunication services, and materials sectors posted the best returns as improved economic conditions sparked a strong increase in demand for power and raw materials around the globe. The weaker performers during the reporting period were information technology, energy, and health care. Information technology stocks produced the weakest earnings growth rate as demand faltered in several industries, while a modest decline in oil prices weighed on energy stocks.

Among the Fund’s ten largest holdings as of March 31, 2007, tobacco firm Altria Group Inc. was the top performer for the reporting period, as the company reported solid profits and spun off its Kraft Foods subsidiary. U.S. energy producer Exxon Mobil Corp. also produced strong returns as strong demand and rising gasoline prices led to record earnings for the company. Japanese automaker Toyota Motor Corp. was another top-ten holding to post double-digit gains for the reporting period. Toyota captured additional market share in both the U.S. and Europe due in part to strong sales of hybrid cars. The only stock to decline amongst the ten largest holdings, U.K.-based energy company BP PLC, faced a host of challenges, from a temporary shutdown of its Alaska pipeline to delays in a major deepwater drilling project.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of March 31, 2007

Cumulative Total Returns

Inception to 3/31/07

NAV	MARKET	INDEX
15.85%	15.93%	16.40%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Retail	25.35%

Media	22.74

Auto Manufacturers	17.91

Home Furnishings	4.35

Auto Parts & Equipment	4.09

Lodging	3.57

Apparel	2.98

Advertising	2.68

Leisure Time	1.99

Home Builders	1.97

Entertainment	1.62

Electronics	1.61

Manufacturing	1.08

Distribution & Wholesale	1.06

Holding Companies – Diversified	1.06

Food Service	0.78

Internet	0.75

Electrical Components & Equipment	0.71

Toys, Games & Hobbies	0.56

Commercial Services	0.55

Hand & Machine Tools	0.47

Household Products & Wares	0.44

Machinery	0.32

Housewares	0.32

Chemicals	0.26

Cosmetics & Personal Care	0.25

Health Care – Products	0.19

Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	6.30%

DaimlerChrysler AG Registered (Germany)	3.01

Comcast Corp. Class A	2.92

Home Depot Inc.	2.74

Time Warner Inc.	2.74

Walt Disney Co. (The)	2.56

McDonald’s Corp.	2.00

News Corp. Class A	1.96

Honda Motor Co. Ltd. (Japan)	1.89

Target Corp.	1.86

TOTAL	27.98%

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Consumer Discretionary Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the consumer discretionary sector of the economy and believes to be important to global markets. Component companies include manufacturing and service companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through March 31, 2007 (the “reporting period”), the Fund returned 15.85%, while the Index returned 16.40%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006. Volatility increased late in the period, however, as a plunge in the Chinese market and economic weakness in the U.S. led to sharp, but brief, market declines around the globe in late February 2007. Nonetheless, stocks recovered most of their losses by the end of March 2007.

Each of the major developed regions of the world posted positive returns during the reporting period. Developed markets along the Pacific Rim (excluding Japan) delivered the best returns as surging economic growth in China appeared to provide a lift to the entire region.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 5% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets as the country’s long-awaited economic recovery lost momentum at the beginning of the reporting period, though Japan’s economy appeared to be back on track by early 2007.

U.S. stocks produced the weakest returns as declining profit growth and worsening conditions in the “sub-prime” mortgage lending sector restrained the U.S. market’s advance.

Global consumer discretionary stocks, as represented by the Index, posted double-digit gains for the reporting period, outperforming the broad global equity indexes. An increase in consumer spending – driven in part by lower energy prices, which gave consumers extra cash in their pockets – was a major influence behind improving economic conditions around the globe. As a result, many consumer-oriented stocks reported rising revenues and profits. Retailers were among the biggest beneficiaries, along with hotels and restaurants. Media companies also performed well, led by cable and satellite television operators. Automakers were mixed as European and Japanese companies posted strong gains while U.S. car makers declined.

Among the Fund’s ten largest holdings as of March 31, 2007, the top performers for the reporting period were automakers based outside the U.S. – German car maker DaimlerChrysler AG and Japanese auto company Toyota Motor Corp. DaimlerChrysler rallied as several private equity firms showed interest in acquiring the company’s Chrysler unit, while Toyota remained the world’s most profitable automaker as it continued to gain market share in the U.S. and Europe. The Class A shares of media company News Corp. also produced healthy gains thanks to an agreement by News Corp. to trade its large stake in satellite television provider DirecTV to Liberty Media for Liberty’s $11 billion in News Corp. shares. The weakest performer among the ten largest holdings was home improvement retailer Home Depot Inc., which only eked out a modest gain for the period.

6	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of March 31, 2007

Cumulative Total Returns

Inception to 3/31/07

NAV	MARKET	INDEX
10.54%	11.06%	11.07%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Food	32.22%

Beverages	19.12

Agriculture	15.69

Retail	14.41

Cosmetics & Personal Care	13.64

Household Products & Wares	3.50

Tobacco	0.64

Food Service	0.26

Forest Products & Paper	0.12

Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Procter & Gamble Co.	8.70%

Altria Group Inc.	8.05

Nestle SA Registered (Switzerland)	6.75

Wal-Mart Stores Inc.	5.05

PepsiCo Inc.	4.55

Coca-Cola Co. (The)	4.23

Tesco PLC (United Kingdom)	3.03

Diageo PLC (United Kingdom)	2.38

CVS/Caremark Corp.	2.27

Unilever NV (Netherlands)	2.16

TOTAL	47.17%

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Consumer Staples Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the consumer staples sector of the economy and believes to be important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through March 31, 2007 (the “reporting period”), the Fund returned 10.54%, while the Index returned 11.07%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006. Volatility increased late in the period, however, as a plunge in the Chinese market and economic weakness in the U.S. led to sharp, but brief, market declines around the globe in late February 2007. Nonetheless, stocks recovered most of their losses by the end of March 2007.

Each of the major developed regions of the world posted positive returns during the reporting period. Developed markets along the Pacific Rim (excluding Japan) delivered the best returns as surging economic growth in China appeared to provide a lift to the entire region.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 5% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets as the country’s long-awaited economic recovery lost momentum at the beginning of the reporting period, though Japan’s economy appeared to be back on track by early 2007.

U.S. stocks produced the weakest returns as declining profit growth and worsening conditions in the “sub-prime” mortgage lending sector restrained the U.S. market’s advance.

8	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Global consumer staples stocks, as represented by the Index, posted double-digit gains for the reporting period, performing in line with the broad global equity indexes. An increase in consumer spending – driven in part by lower energy prices, which gave consumers extra cash in their pockets – was a major influence behind improving economic conditions around the globe. The defensive nature of consumer staples stocks also contributed to performance as investors grew increasingly risk-averse in the latter half of the reporting period. In particular, personal products companies generated strong results, as did tobacco and food products companies.

Among the Fund’s ten largest holdings as of March 31, 2007, the top performers included grocery chain Tesco PLC, the largest retailer in the U.K., and Dutch consumer products maker Unilever NV. Tesco enjoyed robust earnings growth and opened its first store in the U.S., while Unilever benefited from steady sales and takeover speculation. Swiss company Nestle SA, the world’s largest food and beverage maker, also performed well, reporting double-digit profit growth as streamlined operations and price increases boosted profit margins. On the negative side, drug store chain CVS/Caremark Corp. and food and beverage maker PepsiCo Inc. both suffered modest declines during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.37%	11.15%	11.97%	17.06%	17.07%	17.14%	17.84%	17.86%	17.93%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.37%	11.15%	11.97%	119.85%	119.93%	120.56%	142.05%	142.18%	142.81%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Oil & Gas	87.09%

Oil & Gas Services	8.11

Pipelines	2.18

Utilities	1.15

Coal	0.71

Mining	0.57

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	17.62%

BP PLC (United Kingdom)	8.49

Total SA (France)	6.71

Chevron Corp.	6.45

Royal Dutch Shell PLC Class A (United Kingdom)	4.89

ConocoPhillips	4.54

Royal Dutch Shell PLC Class B (United Kingdom)	3.65

Eni SpA (Italy)	3.34

Schlumberger Ltd.	3.30

BG Group PLC (United Kingdom)	2.15

TOTAL	61.14%

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the energy sector and that it believes are important to global markets. Component companies include those engaged in oil equipment and services, oil exploration and production, and oil refineries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 11.37%, while the Index returned 11.97%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006.

U.S. stocks produced solid gains during the reporting period, benefiting from strong corporate profit growth and the Federal Reserve’s shift to a stable interest rate policy. However, the U.S. market’s momentum stalled late in the reporting period as the slumping housing market led to worsening conditions in the “sub-prime” mortgage lending sector.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 10% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets, posting modest gains overall as the long-awaited economic recovery in Japan lost momentum midway through the reporting period. Although the economy appeared to regain momentum by early 2007, uncertain conditions weighed on the stock market. Beyond Japan, other markets in Asia posted strong gains as surging economic growth in China appeared to provide a lift to the entire region.

Global energy stocks, as represented by the Index, posted double-digit gains for the reporting period but underperformed the broad global equity indexes. Despite strong energy demand from emerging economies such as China, prices for oil and natural gas declined modestly during the reporting period. The price of oil peaked at an all-time high of $77 a barrel in July 2006, but then tumbled back below $60

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

a barrel in the second half of 2006 as fears of supply disruptions in the Middle East eased and the U.S. had an uneventful hurricane season. Although the price of oil rebounded somewhat in early 2007, it was still down about 3% for the reporting period.

Among the Fund’s ten largest holdings as of March 31, 2007, the U.S. energy producers posted the best returns for the period. Chevron Corp. and Exxon Mobil Corp. were the top performers as strong demand and rising gasoline prices boosted profit margins. Exxon Mobil, the Fund’s largest holding, reported earnings of $39.5 billion in 2006, the largest profit in U.S. history. Italy’s Eni SpA and the United Kingdom’s BG Group PLC also provided strong returns, largely due to the U.S. dollar’s depreciation during the period. The lone decliner among the ten largest holdings was U.K.-based energy producer BP PLC, which faced a host of challenges, from a temporary shutdown of its Alaska pipeline to delays in a major deepwater drilling project.

12	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.74%	14.13%	15.55%	12.61%	12.61%	13.51%	12.61%	12.63%	13.54%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.74%	14.13%	15.55%	81.11%	81.09%	88.48%	89.52%	89.70%	98.00%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Banks	53.64%

Diversified Financial Services	19.95

Insurance	18.51

Real Estate	3.77

Real Estate Investment Trusts	2.05

Savings & Loans	0.75

Holding Companies – Diversified	0.27

Commercial Services	0.19

Venture Capital	0.14

Investment Companies	0.12

Forest Products & Paper	0.12

Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Citigroup Inc.	3.58%

Bank of America Corp.	3.18

HSBC Holdings PLC (United Kingdom)	2.77

American International Group Inc.	2.45

JPMorgan Chase & Co.	2.39

Royal Bank of Scotland Group PLC (United Kingdom)	1.76

UBS AG Registered (Switzerland)	1.71

Banco Santander Central Hispano SA (Spain)	1.62

Mitsubishi UFJ Financial Group Inc. (Japan)	1.57

Wells Fargo & Co.	1.57

TOTAL	22.60%

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the financial sector and that it believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 14.74%, while the Index returned 15.55%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006.

U.S. stocks produced solid gains during the reporting period, benefiting from strong corporate profit growth and the Federal Reserve’s shift to a stable interest rate policy. However, the U.S. market’s momentum stalled late in the reporting period as the slumping housing market led to worsening conditions in the “sub-prime” mortgage lending sector.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 10% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets, posting modest gains overall as the long-awaited economic recovery in Japan lost momentum midway through the reporting period. Although the economy appeared to be back on track by early 2007, uncertain conditions weighed on the stock market. Beyond Japan, other markets in Asia posted strong gains as surging economic growth in China appeared to provide a lift to the entire region.

14	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Global financial stocks, as represented by the Index, posted double-digit gains for the reporting period, in line with the performance of the broad global equity indexes. Capital markets firms and investment banks posted the best returns, benefiting from healthy financial markets and the sizeable increase in mergers and acquisitions. In contrast, consumer finance and mortgage lending companies struggled with excessive charging scandals in Japan and growing sub-prime lending delinquencies in the United States. Commercial banks were mixed, with those in the U.S. and Europe benefiting from consolidation, while Japanese banks struggled with historically low interest rates.

Among the Fund’s ten largest holdings as of March 31, 2007, the best performer for the reporting period was Banco Santander Central Hispano SA (Spain), which benefited from better-than-expected profits as its acquisitions in the U.K. showed improvement. The Royal Bank of Scotland Group PLC (United Kingdom) also produced strong returns, largely due to a declining U.S. dollar. JPMorgan Chase & Co., which reported strong earnings due to the sharp increase in mergers and acquisitions, also generated strong performance. Diversified financial services firm Bank of America Corp. also enjoyed increased revenue in its investment banking unit. Mitsubishi UFJ Financial Group Inc. (Japan), which struggled to generate profits in a challenging interest rate environment, declined sharply during the period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.22%	8.01%	8.88%	3.99%	4.04%	4.60%	3.53%	3.55%	4.12%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.22%	8.01%	8.88%	21.64%	21.92%	25.21%	20.51%	20.64%	24.26%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Pharmaceuticals	64.74%

Health Care – Products	18.43

Health Care – Services	8.00

Biotechnology	5.45

Electronics	1.43

Commercial Services	0.73

Insurance	0.59

Software	0.24

Manufacturing	0.12

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Pfizer Inc.	7.57%

Johnson & Johnson	7.38

GlaxoSmithKline PLC (United Kingdom)	6.67

Novartis AG Registered (Switzerland)	6.59

Roche Holding AG (Switzerland)	5.23

Merck & Co. Inc.	4.05

Abbott Laboratories	3.64

Sanofi-Aventis (France)	3.57

AstraZeneca PLC (United Kingdom)	3.46

UnitedHealth Group Inc.	3.03

TOTAL	51.19%

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be a part of the healthcare sector and that it believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 8.22%, while the Index returned 8.88%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006.

U.S. stocks produced solid gains during the reporting period, benefiting from strong corporate profit growth and the Federal Reserve’s shift to a stable interest rate policy. However, the U.S. market’s momentum stalled late in the reporting period as the slumping housing market led to worsening conditions in the “sub-prime” mortgage lending sector.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 10% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets, posting modest gains overall as the long-awaited economic recovery in Japan lost momentum midway through the reporting period. Although the economy appeared to be back on track by early 2007, uncertain conditions weighed on the stock market. Beyond Japan, other markets in Asia posted strong gains as surging economic growth in China appeared to provide a lift to the entire region.

Global healthcare stocks, as measured by the Index, posted moderate gains for the reporting period but lagged the performance of the broad global equity indexes. Relatively modest earnings growth contributed to the underperformance of the healthcare sector, as did the election of a Democrat-controlled Congress in the U.S., which led to concerns that the new congressional leadership’s legislative agenda

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

would hamper profitability in the healthcare sector. Pharmaceutical stocks posted the best returns in the sector, benefiting from demographic trends that helped boost drug sales and earnings. Health care services providers also fared well, while biotechnology shares declined as several high-profile drugs faced regulatory challenges.

Nearly all of the Fund’s ten largest holdings as of March 31, 2007, were pharmaceutical stocks, including the best performers, Abbott Laboratories and Merck & Co. Inc. Abbott Labs got a boost from strong pharmaceutical sales, as well as a couple of significant acquisitions. Despite losing patent protection on its top-selling cholesterol drug, Merck rallied after receiving FDA approval for several major new drugs, including a vaccine for cervical cancer and a drug that treats diabetes. The biggest decliner among the ten largest holdings was French drug maker Sanofi-Aventis, which faced regulatory hurdles and the threat of competition from generic pharmaceutical companies on its two biggest-selling drugs.

18	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of March 31, 2007

Cumulative Total Returns

Inception to 3/31/07

NAV	MARKET	INDEX
16.52%	16.82%	17.39%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or ” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Manufacturing	29.90%

Transportation	14.60

Aerospace & Defense	13.59

Machinery	6.07

Commercial Services	5.52

Engineering & Construction	4.86

Distribution & Wholesale	4.84

Building Materials	3.21

Electrical Components & Equipment	3.16

Hand & Machine Tools	2.21

Airlines	2.20

Auto Manufacturers	1.77

Holding Companies – Diversified	1.40

Electronics	1.20

Metal Fabricate & Hardware	1.08

Environmental Control	0.98

Advertising	0.54

Investment Companies	0.47

Food	0.44

Office & Business Equipment	0.41

Real Estate	0.33

Household Products & Wares	0.24

Telecommunications	0.21

Textiles	0.20

Auto Parts & Equipment	0.11

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets

General Electric Co.	13.50%

Siemens AG (Germany)	3.53

Boeing Co. (The)	2.62

United Technologies Corp.	2.39

Tyco International Ltd.	2.32

United Parcel Service Inc. Class B	2.18

3M Co.	2.10

Caterpillar Inc.	1.62

ABB Ltd. Registered (Switzerland)	1.38

Honeywell International Inc.	1.36

TOTAL	33.00%

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Industrials Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the industrials sector of the economy and believes to be important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies, and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through March 31, 2007 (the “reporting period”), the Fund returned 16.52%, while the Index returned 17.39%.

20	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006. Volatility increased late in the period, however, as a plunge in the Chinese market and economic weakness in the U.S. led to sharp, but brief, market declines around the globe in late February 2007. Nonetheless, stocks recovered most of their losses by the end of March 2007.

Each of the major developed regions of the world posted positive returns during the reporting period. Developed markets along the Pacific Rim (excluding Japan) delivered the best returns as surging economic growth in China appeared to provide a lift to the entire region.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 5% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets as the country’s long-awaited economic recovery lost momentum at the beginning of the reporting period, though Japan’s economy appeared to be back on track by early 2007.

U.S. stocks produced the weakest returns as declining profit growth and worsening conditions in the “sub-prime” mortgage lending sector restrained the U.S. market’s advance.

Global industrials stocks, as represented by the Index, posted double-digit gains for the reporting period, outperforming the broad global equity indexes. Industrial companies benefited from improving economic conditions around the world, especially in emerging markets. In addition, flat to declining prices for energy and many other commodities helped keep the industrial sector’s raw materials costs in check. While manufacturing activity slowed in the U.S., most notably in the auto sector, industrial production in many European and Asian nations generally remained healthy.

Among the Fund’s ten largest holdings as of March 31, 2007, the top performers for the reporting period were electrical equipment manufacturers ABB Ltd. of Switzerland and Siemens AG of Germany. ABB reported better-than-expected earnings growth amid a sharp increase in orders and improved cost management, while Siemens benefited from strong sales of its power generation and transmission products. Other strong performers among the ten largest holdings included airline manufacturer The Boeing Co. and industrial conglomerate Tyco International Ltd. The only top-ten holding to decline during the reporting period was the Class B shares of shipping company United Parcel Service Inc.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of March 31, 2007

Cumulative Total Returns

Inception to 3/31/07

NAV	MARKET	INDEX
28.31%	29.11%	29.24%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

22	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Mining	35.13%

Chemicals	29.10

Iron & Steel	17.07

Building Materials	7.34

Forest Products & Paper	5.08

Packaging & Containers	1.96

Agriculture	1.74

Textiles	1.02

Engineering & Construction	0.70

Manufacturing	0.43

Coal	0.01

Short-Term and Other Net Assets	0.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	4.80%

Anglo American PLC (United Kingdom)	4.68

Rio Tinto PLC (United Kingdom)	3.50

BASF AG (Germany)	3.31

BHP Billiton PLC (United Kingdom)	3.20

Bayer AG (Germany)	2.84

Du Pont (E.I.) de Nemours and Co.	2.67

Dow Chemical Co. (The)	2.57

Nippon Steel Corp. (Japan)	2.32

Arcelor Mittal (Netherlands)	2.31

TOTAL	32.20%

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Materials Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the materials sector of the economy and believes to be important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through March 31, 2007 (the “reporting period”), the Fund returned 28.31%, while the Index returned 29.24%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006. Volatility increased late in the period, however, as a plunge in the Chinese market and economic weakness in the U.S. led to sharp, but brief, market declines around the globe in late February 2007. Nonetheless, stocks recovered most of their losses by the end of March 2007.

Each of the major developed regions of the world posted positive returns during the reporting period. Developed markets along the Pacific Rim (excluding Japan) delivered the best returns as surging economic growth in China appeared to provide a lift to the entire region.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 5% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets as the country’s long-awaited economic recovery lost momentum at the beginning of the reporting period, though Japan’s economy appeared to be back on track by early 2007.

U.S. stocks produced the weakest returns as declining profit growth and worsening conditions in the “sub-prime” mortgage lending sector restrained the U.S. market’s advance.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Global materials stocks, as represented by the Index, posted robust gains for the reporting period, outperforming the broad global equity indexes by a wide margin. Materials companies benefited from improving economic conditions around the world, especially in emerging markets such as China, where a significant infrastructure build-out stoked a sharp increase in demand for basic materials. Merger activity, and speculation about further acquisitions in the sector, also appeared to provide a lift to materials stocks. The materials sector’s strong performance occurred despite flat to declining prices for many commodities during the reporting period.

All of the Fund’s ten largest holdings as of March 31, 2007, registered double-digit gains for the reporting period, led by Nippon Steel Corp. of Japan and Arcelor Mittal of the Netherlands. Growing demand, persistently high steel prices, and industry consolidation combined to boost the world’s two largest steelmakers. Other strong performers in the top ten included German chemicals company BASFAG and U.K. mining company Anglo American PLC. Rio Tinto PLC, another U.K. mining company, had the most modest returns among the ten largest holdings, but still generated returns in excess of twenty percent for the period.

24	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.77%	1.64%	3.55%	2.25%	2.24%	3.11%	1.63%	1.63%	2.48%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.77%	1.64%	3.55%	11.77%	11.71%	16.55%	9.08%	9.11%	14.10%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Computers	21.55%

Semiconductors	20.13

Software	19.76

Telecommunications	19.48

Internet	7.63

Electronics	3.77

Office & Business Equipment	3.58

Electrical Components & Equipment	1.81

Toys, Games & Hobbies	1.19

Commercial Services	0.77

Manufacturing	0.26

Leisure Time	0.15

Computer Systems	0.04

Short-Term and Other Net Assets	(0.12)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Microsoft Corp.	8.94%

Cisco Systems Inc.	5.76

International Business Machines Corp.	5.27

Intel Corp.	4.12

Hewlett-Packard Co.	4.05

Google Inc. Class A	3.73

Nokia OYJ (Finland)	3.48

Apple Inc.	3.00

Samsung Electronics Co. Ltd. GDR (South Korea)	2.97

Oracle Corp.	2.72

TOTAL	44.04%

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the information technology sector and that it believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 2.77%, while the Index returned 3.55%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006.

U.S. stocks produced solid gains during the reporting period, benefiting from strong corporate profit growth and the Federal Reserve’s shift to a stable interest rate policy. However, the U.S. market’s momentum stalled late in the reporting period as the slumping housing market led to worsening conditions in the “sub-prime” mortgage lending sector.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 10% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets, posting modest gains overall as the long-awaited economic recovery in Japan lost momentum midway through the reporting period. Although the economy appeared to be back on track by early 2007, uncertain conditions weighed on the stock market. Beyond Japan, other markets in Asia posted strong gains as surging economic growth in China appeared to provide a lift to the entire region.

26	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

In contrast to the strong performance of the broad global equity markets, global technology stocks, as represented by the Index, posted modest gains for the reporting period. Despite the generally improving economic environment, business spending on technology remained muted, resulting in weak demand in several areas, particularly communications equipment, semiconductors, and electronic equipment. As a result, technology earnings experienced the slowest growth rate of any sector in 2006. Bright spots included software makers and IT services providers, which benefited as companies looked to business software and services outsourcing to increase efficiency and reduce costs.

Among the Fund’s ten largest holdings as of March 31, 2007, the top performer by far for the reporting period was computer maker Apple Inc., which continued to benefit from the enormous popularity of its iPod franchise. Business software maker Oracle Corp. also posted strong returns as the company made more than a dozen acquisitions, primarily of applications software companies. Another strong performer was hardware maker Hewlett-Packard Co., which successfully cut costs and gained market share from its main rivals. The only issue among the ten largest holdings to decline during the reporting period was the GDR shares of electronics manufacturer Samsung Electronics Co. Ltd. (South Korea).

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.40%	30.64%	32.60%	9.88%	9.93%	10.50%	6.69%	6.75%	7.29%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.40%	30.64%	32.60%	60.15%	60.56%	64.77%	41.74%	42.14%	46.01%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

28	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Telecommunications	95.58%

Engineering & Construction	1.54

Internet	1.35

Media	1.27

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
AT&T Inc.	17.96%

Vodafone Group PLC (United Kingdom)	10.25

Verizon Communications Inc.	8.05

Telefonica SA (Spain)	7.87

Nippon Telegraph & Telephone Corp. (Japan)	4.01

Sprint Nextel Corp.	4.01

Deutsche Telekom AG (Germany)	3.60

BT Group PLC (United Kingdom)	3.59

France Telecom SA (France)	3.38

China Mobile Ltd. (Hong Kong)	3.34

TOTAL	66.06%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the telecommunications sector and that it believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 31.40%, while the Index returned 32.60%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006.

U.S. stocks produced solid gains during the reporting period, benefiting from strong corporate profit growth and the Federal Reserve’s shift to a stable interest rate policy. However, the U.S. market’s momentum stalled late in the reporting period as the slumping housing market led to worsening conditions in the “sub-prime” mortgage lending sector.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 10% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets, posting modest gains overall as the long-awaited economic recovery in Japan lost momentum midway through the reporting period. Although the economy appeared to be back on track by early 2007, uncertain conditions weighed on the stock market. Beyond Japan, other markets in Asia posted strong gains as surging economic growth in China appeared to provide a lift to the entire region.

Global telecommunications stocks, as measured by the Index, posted very strong returns for the reporting period, outperforming the broad global equity markets. Merger activity was one factor favoring telecom stocks as AT&T’s $86 billion purchase of BellSouth – creating the world’s largest telecom company – sparked speculation about further consolidation in the sector. The wireless industry continued to

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

expand, with much of the growth occurring in emerging markets. Meanwhile, diversified telecom providers expanded their broadband capabilities and continued upgrading to fiber-optic networks while competing with cable operators to provide bundled packages of phone, television, and Internet services.

Among the Fund’s ten largest holdings as of March 31, 2007, the best performer for the period was Chinese wireless services provider China Mobile Ltd., which serves one of the world’s fastest-growing markets for mobile phones. AT&T Inc. also performed well, benefiting from optimism surrounding the BellSouth acquisition. Other strong performers included European telecom providers BT Group PLC of the U.K. and Telefonica SA of Spain. On the downside, U.S. wireless services provider Sprint Nextel Corp. declined for the reporting period.

30	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of March 31, 2007

Cumulative Total Returns

Inception to 3/31/07

NAV	MARKET	INDEX
21.23%	21.85%	22.25%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Electric	80.14%

Water	9.43

Gas	9.33

Pipelines	0.65

Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
E.ON AG (Germany)	7.75%

Suez SA (France)	5.57

RWE AG (Germany)	4.07

National Grid PLC (United Kingdom)	3.85

Exelon Corp.	3.77

Enel SpA (Italy)	3.66

Iberdrola SA (Spain)	3.53

Tokyo Electric Power Co. Inc. (The) (Japan)	3.10

Dominion Resources Inc.	2.56

Centrica PLC (United Kingdom)	2.51

TOTAL	40.37%

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Utilities Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the utilities sector of the economy and believes to be important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through March 31, 2007 (the “reporting period”), the Fund returned 21.23%, while the Index returned 22.25%.

Stock markets worldwide enjoyed robust returns during the reporting period. Global economic conditions generally improved, providing the underpinning for strong corporate profit growth. In addition, stocks appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006. Volatility increased late in the period, however, as a plunge in the Chinese market and economic weakness in the U.S. led to sharp, but brief, market declines around the globe in late February 2007. Nonetheless, stocks recovered most of their losses by the end of March 2007.

Each of the major developed regions of the world posted positive returns during the reporting period. Developed markets along the Pacific Rim (excluding Japan) delivered the best returns as surging economic growth in China appeared to provide a lift to the entire region.

European stocks outperformed the U.S. market amid generally improving economic conditions across the continent. In addition, the U.S. dollar declined by 5% versus the euro during the reporting period, enhancing returns for U.S. investors.

The Japanese stock market lagged other Asian markets as the country’s long-awaited economic recovery lost momentum at the beginning of the reporting period, though Japan’s economy appeared to be back on track by early 2007.

U.S. stocks produced the weakest returns as declining profit growth and worsening conditions in the “sub-prime” mortgage lending sector restrained the U.S. market’s advance.

32	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Global utilities stocks, as represented by the Index, posted strong gains for the reporting period, outperforming the broad global equity indexes. Utilities benefited from improving economic conditions around the world, especially in emerging markets, as increased demand for power led to price increases, boosting the bottom line for many utilities. Merger activity and speculation about further acquisitions in the sector also appeared to provide a lift to utilities stocks. In addition, dividend yields in the utilities sector were among the highest in the stock market, attracting attention in an environment of relatively low global interest rates.

Among the Fund’s ten largest holdings as of March 31, 2007, the top performers were U.K.-based utilities National Grid PLC and Centrica PLC. National Grid PLC reported solid earnings and neared completion of its acquisition of KeySpan Energy, a gas utility based in the northeastern United States. Centrica, the largest power company in the U.K., rallied after announcing a reduction in gas and electricity prices in an effort to stem customer defections. Other strong performers among the ten largest holdings included Japanese utility Tokyo Electric Power Co. Inc. and Spanish utility Iberdrola SA. The only top-ten holding to post single-digit gains during the reporting period was German utility E.ON AG, the Fund’s largest holding.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	33

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.44%	24.39%	25.96%	15.13%	15.15%	16.21%	6.60%	6.64%	7.49%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.44%	24.39%	25.96%	102.30%	102.46%	111.90%	53.29%	53.65%	62.05%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

34	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	31.64%

Consumer Non-Cyclical	18.60

Communications	10.29

Energy	9.28

Industrial	7.97

Consumer Cyclical	7.03

Basic Materials	6.50

Utilities	6.41

Technology	1.31

Diversified	0.49

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
BP PLC (United Kingdom)	2.42%

HSBC Holdings PLC (United Kingdom)	2.28

Total SA (France)	1.92

GlaxoSmithKline PLC (United Kingdom)	1.80

Novartis AG Registered (Switzerland)	1.78

Nestle SA Registered (Switzerland)	1.77

Vodafone Group PLC (United Kingdom)	1.59

UBS AG Registered (Switzerland)	1.46

Royal Bank of Scotland Group PLC (United Kingdom)	1.41

Royal Dutch Shell PLC Class A (United Kingdom)	1.40

TOTAL	17.83%

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 24.44%, while the Index returned 25.96%.

European stocks enjoyed robust returns during the reporting period. Economic conditions across the continent generally improved – in 2006, the euro region enjoyed its strongest economic growth rate in six years, providing the underpinning for strong corporate profit growth. Several European countries saw sharp increases in business and consumer confidence, while unemployment figures eased, most notably in France, where the unemployment rate fell to its lowest level in more than 20 years. In this environment, the European Central Bank raised borrowing costs seven times during the reporting period, boosting its benchmark interest rate to 3.75%, and the Bank of England raised its central rate three times in the last seven months.

Stock markets in Europe also appeared to benefit from heavy merger activity – mergers and acquisitions amounted to approximately $3.8 trillion worldwide in 2006. The deal-making continued at a comparable pace in early 2007, and takeover speculation appeared to provide a lift to markets across Europe. In addition, the U.S. dollar declined by 10% versus the euro during the reporting period, enhancing returns for U.S. investors.

Most European countries posted similar returns during the reporting period. The best-performing countries were Spain, Denmark, and Sweden, which collectively comprised about 10% of the Index as of March 31, 2007. Among the largest European markets, Germany generated the best returns, while France lagged. The U.K., the largest country weighting (representing more than one-third of the Index at March 31, 2007), performed in line with the overall return of the Index.

From a sector perspective, the utilities and materials sectors posted the best returns in the Index for the reporting period. Better economic conditions sparked a strong increase in demand for power and raw materials. Consumer staples stocks also fared well, benefiting from

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	35

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

robust earnings growth. On the downside, three sectors of the Index declined during the reporting period – information technology, energy, and health care. Information technology stocks produced the weakest earnings growth rate as demand faltered in several industries, while a modest decline in oil prices weighed on energy stocks.

Among the Fund’s ten largest holdings as of March 31, 2007, all but one posted positive returns for the reporting period. U.K. wireless telecom services provider Vodafone Group PLC generated the largest returns, benefiting from joint ventures and exposure to fast-growing markets in India and Africa. Swiss company Nestle SA, the world’s largest food and beverage maker, followed closely behind. Nestle reported double-digit profit growth as streamlined operations and price increases boosted profit margins. The other two strong performers among the top ten were financial stocks UBS AG (Switzerland) and Royal Bank of Scotland Group PLC (United Kingdom). The Fund’s largest holding was also its weakest performer for the reporting period – U.K. energy producer BP PLC. BP faced a host of challenges, from falling energy prices to a temporary shutdown of its Alaska pipeline to delays in a major deepwater drilling project.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

36	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.39%	29.31%	29.71%	29.85%	29.67%	30.36%	32.93%	32.88%	33.53%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.39%	29.31%	29.71%	269.21%	266.63%	276.42%	369.50%	368.53%	380.63%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	37

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Basic Materials	23.35%

Communications	20.26

Financial	15.78

Energy	13.02

Consumer Non-Cyclical	8.54

Industrial	7.86

Utilities	6.56

Consumer Cyclical	4.30

Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
America Movil SAB de CV Series L (Mexico)	11.14%

Companhia Vale do Rio Doce SPADR (Brazil)	8.60

Companhia Vale do Rio Doce ADR (Brazil)	7.57

Petroleo Brasileiro SA ADR (Brazil)	7.55

Cemex SA de CV Series CPO (Mexico)	6.39

Banco Itau Holding Financiera SA ADR (Brazil)	5.81

Banco Bradesco SA SP ADR (Brazil)	4.49

Wal-Mart de Mexico SA de CV Series V (Mexico)	4.30

Companhia de Bebidas das Americas ADR (Brazil)	3.53

Telefonos de Mexico SA de CV Series L (Mexico)	3.49

TOTAL	62.87%

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”). The Index is comprised of highly liquid securities of companies from Mexico, Brazil, Argentina, and Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 29.39%, while the Index returned 29.71%.

Latin American stocks enjoyed robust returns during the reporting period, extending the region’s recent trend of strong performance. Economic conditions remained largely healthy as the region’s economy grew by 5.5% in 2006. Latin American economies continued to benefit from increased global demand for agricultural and mineral commodities, especially from emerging economies like China. Despite the substantial gains, however, the region’s stock markets experienced greater volatility during the reporting period amid concerns about slowing economic growth elsewhere in the world, particularly in the U.S. Several bouts of risk aversion in the global equity markets, most notably in mid-2006 and early 2007, led to sharp declines in Latin American stocks. Nonetheless, the region’s markets subsequently recovered, and several finished the reporting period at record highs.

The stock markets in each of the four countries represented in the Index produced comparable returns during the reporting period. Mexico posted the best results, benefiting from strong consumer spending, a housing boom, and new reforms that allow pension plans to invest in the stock market. Brazil, the largest of the four markets, also fared well in an environment of moderate economic growth, low inflation, and declining interest rates (resulting from 14 interest rate cuts by Brazil’s central bank in the last 18 months). Argentina benefited from an economic growth rate of 9% in 2006, while Chile saw its economy pick up steam in the last six months after the country’s central bank cut interest rates for the first time in three years.

Every sector in the Index posted double-digit gains for the reporting period. Consumer-oriented stocks delivered the best returns, reflecting the strength in consumer spending across the region. The industrials and telecommunications services sectors also performed well as the healthy economic conditions boosted demand. Lagging sectors included energy and utilities, which were held back by modest declines in oil and natural gas prices.

38	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Among the Fund’s ten largest holdings as of March 31, 2007, the best performer for the reporting period was Wal-Mart de Mexico SA de CV, the Mexican arm of the American discount retailer. Wal-Mart de Mexico reported better-than-expected earnings as consumer spending in Mexico surged. Brazilian mining company Companhia Vale do Rio Doce also posted strong returns thanks to increasing demand and higher prices for metals. Another top performer was Mexican wireless telecom services provider America Movil SAB de CV Series L, the Fund’s largest holding. America Movil reported strong subscriber growth and extended its wireless network to reach two-thirds of Latin America’s population. Only one holding among the ten largest failed to generate double-digit gains during the reporting period – cement producer Cemex SA de CV Series CPO. Cemex shares were held in check by concerns about slowing construction in the U.S.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	39

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.65%	3.10%	3.96%	12.37%	12.33%	12.95%	10.29%	10.24%	10.84%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.65%	3.10%	3.96%	79.15%	78.87%	83.85%	70.37%	69.89%	75.07%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

40	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Cyclical	25.41%

Financial	22.21

Industrial	18.44

Consumer Non-Cyclical	9.44

Basic Materials	8.31

Communications	5.17

Technology	5.09

Utilities	4.74

Energy	0.54

Short-Term and Other Net Assets	0.65

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Toyota Motor Corp.	7.25%

Mitsubishi UFJ Financial Group Inc.	4.62

Mizuho Financial Group Inc.	2.97

Sumitomo Mitsui Financial Group Inc.	2.91

Canon Inc.	2.67

Nippon Telegraph & Telephone Corp.	2.28

Honda Motor Co. Ltd.	2.22

Takeda Pharmaceutical Co. Ltd.	2.19

Sony Corp.	2.11

Nippon Steel Corp.	1.71

TOTAL	30.93%

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 3.65%, while the Index returned 3.96%.

The Japanese stock market posted modest gains as the long-awaited economic recovery in Japan lost momentum midway through the reporting period. In the first half of 2006, the Japanese economy seemed to turn the corner after a decade-long downturn as growth repeatedly surpassed expectations, spare manufacturing capacity shrunk to its lowest levels since 1991, consumer confidence hit a 15-year high, and retail sales surged to their highest level in more than a decade. In addition, consumer prices rose after years of deflation, leading the Bank of Japan to raise interest rates in July 2006 – the first rate increase in six years and only the second one since 1990.

However, Japan’s economic recovery remained fragile, and signs of weakness emerged in the fall of 2006. Consumer spending fell sharply, wage growth was sluggish, and consumer prices declined, ultimately reviving the deflationary environment. Although the economy appeared to be back on track in late 2006 and early 2007 – allowing the Bank of Japan to raise interest rates again in February – the uncertain economic conditions weighed on the stock market. Other influences that helped keep Japanese stocks in check included computer glitches at the Tokyo Stock Exchange, financial fraud and insider trading scandals, and North Korean missile testing in the Sea of Japan. In addition, the U.S. dollar rose slightly versus the Japanese yen during the reporting period, reducing returns for U.S. investors.

From a sector perspective, the utilities and telecommunication services sectors posted the best returns in the Index for the reporting period, mirroring the outperformance of these sectors in stock markets around the globe. Health care and materials stocks also fared well, posting double-digit gains for the reporting period. On the downside, just one sector in the Index declined, but it was the largest one – financials. Historically low interest rates continued to pressure net interest margins for Japanese banks, and a scandal involving excessive interest charges by consumer finance companies also appeared to hurt performance for the financial sector.

Among the Fund’s ten largest holdings as of March 31, 2007, the top performer by a wide margin was steelmaker Nippon Steel Corp., which benefited from higher steel prices and increased demand, especially from China. Telecom services provider Nippon Telegraph & Telephone

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	41

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

Corp. performed well as strength in its wireless and computer systems units more than offset a decline in its fixed-line telephone business. Another top performer during the reporting period was camera and copier manufacturer Canon Inc., which enjoyed higher profit margins and boosted capital spending to automate its manufacturing processes. The only three holdings among the ten largest to decline during the reporting period were banking stocks – Mitsubishi UFJ Financial Group Inc., Mizuho Financial Group Inc., and Sumitomo Mitsui Financial Group Inc. All three companies struggled to generate profits in a challenging interest rate environment.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

42	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/06 to 3/31/07)
S&P Global 100
Actual	$ 1,000.00	$ 1,075.40	0.40%	$ 2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.02
S&P Global Consumer Discretionary Sector
Actual	1,000.00	1,130.30	0.48	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Consumer Staples Sector
Actual	1,000.00	1,107.80	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Energy Sector
Actual	1,000.00	1,105.80	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

SHAREHOLDER EXPENSES	43

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/06 to 3/31/07)
S&P Global Financials Sector
Actual	$1,000.00	$1,080.00	0.48%	$2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Healthcare Sector
Actual	1,000.00	1,022.40	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Industrials Sector
Actual	1,000.00	1,136.70	0.48	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Materials Sector
Actual	1,000.00	1,254.00	0.48	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Technology Sector
Actual	1,000.00	1,047.70	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Telecommunications Sector
Actual	1,000.00	1,174.70	0.48	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Utilities Sector
Actual	1,000.00	1,187.40	0.48	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Europe 350
Actual	1,000.00	1,146.60	0.60	3.21
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
S&P Latin America 40
Actual	1,000.00	1,278.00	0.50	2.84
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52
S&P/TOPIX 150
Actual	1,000.00	1,085.60	0.50	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52

[a]

Expenses are calculated using each Fund’s annualized expenses ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

44	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.12%

AUSTRALIA – 0.95%
BHP Billiton Ltd.	267,904	$6,468,981

		6,468,981

BELGIUM – 0.68%
Fortis	101,200	4,605,816

		4,605,816

CANADA – 0.34%
Alcan Inc.	28,823	1,504,561
Nortel Networks Corp.[a]	33,856	812,028

		2,316,589

FINLAND – 1.09%
Nokia OYJ	14,891	341,536
Nokia OYJ SP ADR	308,038	7,060,231

		7,401,767

FRANCE – 8.70%
Alcatel-Lucent	178,664	2,095,270
AXA	141,680	5,986,079
BNP Paribas	62,560	6,511,409
Carrefour SA	47,104	3,432,961
France Telecom SA	134,688	3,544,562
L’Oreal SA	19,136	2,081,899
LVMH Moet Hennessy Louis Vuitton SA	19,504	2,156,206
Sanofi-Aventis	74,704	6,473,689
Societe Generale Class A	30,728	5,291,696
Suez SA	98,072	5,154,057
Total SA	184,552	12,885,202
Vivendi SA	88,504	3,583,844

		59,196,874

GERMANY – 6.87%
Allianz SE	33,304	6,814,367
BASF AG	38,456	4,314,353
Bayer AG	58,696	3,737,891
DaimlerChrysler AG Registered	78,936	6,451,645
Deutsche Bank AG	40,112	5,384,361
Deutsche Telekom AG	231,288	3,811,542
E.ON AG	53,176	7,204,521
Siemens AG	68,816	7,330,186
Volkswagen AG	11,408	1,708,398

		46,757,264

Security	Shares	Value
ITALY – 0.53%
Assicurazioni Generali SpA	84,640	$3,587,366

		3,587,366

JAPAN – 5.71%
Bridgestone Corp.	45,000	897,523
Canon Inc.	92,050	4,934,800
FUJIFILM Holdings Corp.	36,800	1,502,232
Hitachi Ltd.	233,400	1,806,713
Honda Motor Co. Ltd.	118,600	4,128,274
Matsushita Electric Industrial Co. Ltd.	153,800	3,093,585
Nissan Motor Co. Ltd.	165,600	1,771,356
Seven & I Holdings Co. Ltd.	62,720	1,906,964
Sony Corp.	77,100	3,911,319
Toshiba Corp.	215,200	1,434,363
Toyota Motor Corp.	211,200	13,504,637

		38,891,766

NETHERLANDS – 3.35%
ABN AMRO Holding NV	146,096	6,266,007
Aegon NV	96,784	1,922,204
ING Groep NV	169,464	7,139,670
Koninklijke Philips Electronics NV NYS	92,738	3,533,318
Unilever NV	4,232	122,809
Unilever NV NYS	131,402	3,839,566

		22,823,574

SOUTH KOREA – 0.87%
Samsung Electronics
Co. Ltd. GDR[b]	19,521	5,939,264

		5,939,264

SPAIN – 3.82%
Banco Bilbao Vizcaya Argentaria SA	272,504	6,667,229
Banco Santander Central Hispano SA	479,872	8,534,122
Repsol YPF SA	76,176	2,559,379
Telefonica SA	377,016	8,280,770

		26,041,500

SWEDEN – 0.63%
Telefonaktiebolaget LM Ericsson Class B	30,360	111,209

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2007

Security	Shares	Value
Telefonaktiebolaget LM Ericsson SP ADR	112,794	$4,183,529

		4,294,738

SWITZERLAND – 6.30%
Credit Suisse Group Registered	93,472	6,676,571
Nestle SA Registered	30,912	11,983,211
Novartis AG Registered	210,128	11,996,987
Swiss Reinsurance Co. Registered	28,704	2,609,882
UBS AG Registered	162,288	9,597,963

		42,864,614

UNITED KINGDOM – 13.52%
AstraZeneca PLC	117,208	6,285,081
Barclays PLC[c]	499,744	7,067,047
BP PLC	1,487,272	16,102,176
Diageo PLC	208,656	4,213,202
GlaxoSmithKline PLC	442,704	12,130,116
HSBC Holdings PLC	894,240	15,601,097
Reuters Group PLC	99,360	908,140
Royal Dutch Shell PLC Class A	1,104	36,616
Royal Dutch Shell PLC Class A ADR	140,737	9,330,863
Royal Dutch Shell PLC Class B	211,600	7,018,016
Standard Chartered PLC	89,056	2,557,169
Vodafone Group PLC	4,066,952	10,808,451

		92,057,974

UNITED STATES – 46.76%
Altria Group Inc.	160,448	14,088,939
American International Group Inc.	200,192	13,456,906
Bristol-Myers Squibb Co.	154,928	4,300,801
Chevron Corp.	165,784	12,261,385
Citigroup Inc.	377,200	19,365,448
Coca-Cola Co. (The)	154,928	7,436,544
Colgate-Palmolive Co.	39,192	2,617,634
Dell Inc.[a]	173,328	4,022,943
Dow Chemical Co. (The)	73,416	3,366,858
Du Pont (E.I.) de Nemours and Co.	70,656	3,492,526
EMC Corp.[a]	165,784	2,296,108
Exxon Mobil Corp.	438,472	33,082,712
Ford Motor Co.	144,624	1,141,083
General Electric Co.	791,384	27,983,338
General Motors Corp.	43,608	1,336,149
Hewlett-Packard Co.	207,552	8,331,137

Security	Shares	Value
Intel Corp.	442,888	$8,472,447
International Business Machines Corp.	115,552	10,891,932
Johnson & Johnson	222,456	13,405,199
JPMorgan Chase & Co.	267,168	12,925,588
Kimberly-Clark Corp.	34,776	2,381,808
McDonald’s Corp.	94,208	4,244,070
Merck & Co. Inc.	166,520	7,355,188
Microsoft Corp.	662,584	18,466,216
Morgan Stanley	81,696	6,434,377
News Corp. Class A	179,216	4,143,474
Nike Inc. Class B	14,536	1,544,595
PepsiCo Inc.	125,856	7,999,407
Pfizer Inc.	548,872	13,864,507
Procter & Gamble Co.	242,696	15,328,679
Texas Instruments Inc.	112,424	3,383,962
3M Co.	56,120	4,289,252
Time Warner Inc.	303,600	5,986,992
Tyco International Ltd.	152,168	4,800,900
United Technologies Corp.	76,360	4,963,400
Wal-Mart Stores Inc.	188,968	8,872,048

		318,334,552

TOTAL COMMON STOCKS (Cost: $582,347,610)		681,582,639

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,d]	417,328	417,328

		417,328

TOTAL SHORT-TERM INVESTMENTS (Cost: $417,328)		417,328

46	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2007

Security	Shares	Value
TOTAL INVESTMENTS IN SECURITIES – 100.18% (Cost: $582,764,938)		$681,999,967

SHORT POSITIONS[e] – (0.52)%

COMMON STOCKS – (0.52)%
Kraft Foods Inc.	(111,033)	(3,515,305)

		(3,515,305)

TOTAL SHORT POSITIONS (Proceeds: $3,520,525)		(3,515,305)

Other Assets, Less Liabilities – (0.34)%		2,288,901

NET ASSETS – 100.00%		$680,773,563

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.66%

AUSTRALIA – 0.86%
Aristocrat Leisure Ltd.	4,631	$61,349
John Fairfax Holdings Ltd.	10,610	42,685
Publishing & Broadcasting Ltd.	4,840	77,613
Tabcorp Holdings Ltd.	7,392	98,472

		280,119

CANADA – 1.47%
Canadian Tire Corp. Ltd. Class A	935	60,575
Magna International Inc. Class A	1,386	104,066
Shaw Communications Inc. Class B	2,210	81,569
Thomson Corp.	2,178	90,262
Tim Hortons Inc.	2,288	69,434
Yellow Pages Income Fund	5,962	70,387

		476,293

FRANCE – 7.79%
Accor SA	2,574	245,123
Christian Dior SA	660	79,949
Compagnie Generale des Etablissements Michelin Class B	1,738	191,260
Hermes International	858	118,301
Lagardere SCA	1,617	124,068
LVMH Moet Hennessy Louis Vuitton SA	3,091	341,716
PPR SA	869	138,477
PSA Peugeot Citroen SA	1,793	125,925
Publicis Groupe SA	1,628	78,363
Renault SA	2,288	266,649
Societe Television Francaise 1	1,386	46,235
Sodexho Alliance SA	1,199	87,479
Thomson	3,377	64,777
Valeo SA	1,023	59,795
Vivendi SA	13,717	555,450

		2,523,567

GERMANY – 6.35%
Adidas AG	2,343	127,656
Bayerische Motoren Werke AG	3,390	199,322
Continental AG	1,749	225,275
DaimlerChrysler AG Registered	11,924	974,580
Porsche AG	88	133,978

Security	Shares	Value
Puma AG	140	$51,009
TUI AGa	2,783	68,572
Volkswagen AG	1,850	277,046

		2,057,438

HONG KONG – 0.72%
Esprit Holdings Ltd.	12,500	146,607
Li & Fung Ltd.	28,000	87,968

		234,575

ITALY – 1.28%
Fiat SpA[b]	8,338	209,441
Luxottica Group SpA	1,892	60,117
Mediaset SpA	10,010	108,531
Seat Pagine Gialle SpA	57,024	35,031

		413,120

JAPAN – 16.88%
Bridgestone Corp.	7,700	153,576
Daiwa House Industry Co. Ltd.	10,000	163,710
Denso Corp.	5,600	207,732
Dentsu Inc.	24	67,076
FUJIFILM Holdings Corp.	5,500	224,518
Honda Motor Co. Ltd.	17,600	612,628
Marui Co. Ltd.	3,700	45,281
Matsushita Electric Industrial Co. Ltd.	23,000	462,630
Nippon Television Network Corp.	200	32,911
Nissan Motor Co. Ltd.	24,200	258,858
NOK Corp.	1,400	23,773
Oriental Land Co. Ltd.	600	35,621
Pioneer Corp.	2,200	28,694
SANYO Electric Co. Ltd.[b]	22,000	37,451
Sekisui House Ltd.	5,000	77,663
Sharp Corp.	10,000	192,251
Sony Corp.	11,800	598,620
Suzuki Motor Corp.	4,000	103,663
Toyota Industries Corp.	2,200	103,968
Toyota Motor Corp.	31,900	2,039,763

		5,470,387

MEXICO – 0.43%
Grupo Televisa SA Series CPO	23,100	138,245

		138,245

48	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
NETHERLANDS – 2.39%
Koninklijke Philips Electronics NV	13,750	$523,292
Reed Elsevier NV	8,228	145,014
Wolters Kluwer NV CVA	3,564	106,555

		774,861

SINGAPORE – 0.21%
Singapore Press Holdings Ltd.	24,000	69,547

		69,547

SOUTH KOREA – 0.70%
Hyundai Motor Co. Ltd. Class A GDR[c]	6,500	226,200

		226,200

SPAIN – 0.52%
Industria de Diseno Textil SA	2,720	168,472

		168,472

SWEDEN – 1.27%
Electrolux AB Series B	3,740	94,352
Hennes & Mauritz AB Class B	5,522	316,393

		410,745

SWITZERLAND – 1.38%
Compagnie Financiere
Richemont AG Class A	6,171	343,479
Swatch Group (The) AG Class B	396	104,206

		447,685

UNITED KINGDOM – 8.92%
Aegis Group PLC	9,290	27,331
British Sky Broadcasting Group PLC	12,551	138,839
Carnival PLC	2,222	106,730
Compass Group PLC	24,574	163,874
Daily Mail & General Trust PLC Class A	3,091	49,228
DSG International PLC	22,418	74,748
Emap PLC	2,530	37,539
EMI Group PLC	9,548	42,604
Enterprise Inns PLC	6,974	91,440
GKN PLC	9,086	67,986
Home Retail Group	10,307	89,757
InterContinental Hotels Group PLC	4,356	107,308
ITV PLC	38,005	81,250
Kesa Electricals PLC	6,226	41,397
Kingfisher PLC	27,786	151,641
Ladbrokes PLC	8,316	65,650

Security	Shares	Value
Marks & Spencer Group PLC	19,998	$265,344
Next PLC	2,684	118,393
Pearson PLC	9,405	160,853
Persimmon PLC	3,487	96,160
Rank Group PLC	6,459	25,875
Reed Elsevier PLC	14,278	170,125
Reuters Group PLC	15,114	138,140
Trinity Mirror PLC	3,443	35,926
United Business Media PLC	2,963	46,085
WH Smith PLC	2,255	18,178
Whitbread PLC	2,519	93,230
William Hill PLC	4,653	58,042
WPP Group PLC	14,586	220,284
Yell Group PLC	8,954	105,020

		2,888,977

UNITED STATES – 48.49%
Abercrombie & Fitch Co. Class A	1,056	79,924
Amazon.com Inc.[b]	3,674	146,188
Apollo Group Inc. Class Ab	1,650	72,435
AutoNation Inc.[b]	1,330	28,249
AutoZone Inc.[b]	530	67,914
Bed Bath & Beyond Inc.[b]	3,388	136,096
Best Buy Co. Inc.	4,785	233,125
Big Lots Inc.[b]	1,287	40,257
Black & Decker Corp.	820	66,928
Block (H & R) Inc.	3,784	79,615
Brunswick Corp.	1,180	37,583
Carnival Corp.	5,379	252,060
CBS Corp. Class B	8,536	261,116
Centex Corp.	1,375	57,448
Circuit City Stores Inc.	1,760	32,613
Clear Channel Communications Inc.	5,819	203,898
Coach Inc.[b]	4,334	216,917
Comcast Corp. Class Ab	36,465	946,267
Darden Restaurants Inc.	1,793	73,854
Dillard’s Inc. Class A	737	24,122
DIRECTV Group Inc. (The)[b]	9,053	208,853
Dollar General Corp.	3,696	78,170
Dow Jones & Co. Inc.	660	22,750
Eastman Kodak Co.	3,432	77,426
Family Dollar Stores Inc.	1,782	52,783

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
Federated Department Stores Inc.	6,182	$278,499
Ford Motor Co.	21,835	172,278
Fortune Brands Inc.	1,804	142,191
Gannett Co. Inc.	2,618	147,367
Gap Inc. (The)	6,270	107,907
General Motors Corp.	6,567	201,213
Genuine Parts Co.	2,222	108,878
Goodyear Tire & Rubber Co. (The)[b]	2,178	67,932
Harley-Davidson Inc.	3,036	178,365
Harman International Industries Inc.	792	76,095
Harrah’s Entertainment Inc.	2,244	189,506
Hasbro Inc.	1,890	54,092
Hilton Hotels Corp.	4,664	167,717
Home Depot Inc.	24,167	887,896
Horton (D.R.) Inc.	3,190	70,180
IAC/InterActiveCorp[b]	2,563	96,651
International Game Technology Inc.	4,070	164,347
Interpublic Group of Companies Inc.[b]	5,478	67,434
Johnson Controls Inc.	2,387	225,858
Jones Apparel Group Inc.	1,120	34,418
KB Home	900	38,403
Kohl’s Corp.[b]	3,906	299,239
Leggett & Platt Inc.	2,211	50,123
Lennar Corp. Class A	1,584	66,861
Limited Brands Inc.	4,037	105,204
Liz Claiborne Inc.	1,090	46,707
Lowe’s Companies Inc.	18,073	569,119
Marriott International Inc. Class A	4,015	196,574
Mattel Inc.	4,631	127,677
McDonald’s Corp.	14,388	648,179
McGraw-Hill Companies Inc. (The)	4,004	251,772
Meredith Corp.	370	21,234
New YorkTimes Co. Class A	1,550	36,441
Newell Rubbermaid Inc.	3,322	103,281
News Corp. Class A	27,456	634,783
Nike Inc. Class B	2,167	230,265
Nordstrom Inc.	2,684	142,091
Office Depot Inc.[b]	3,278	115,189
OfficeMax Inc.	880	46,411
Omnicom Group Inc.	1,969	201,586
Penney (J.C.) Co. Inc.	2,651	217,806

Security	Shares or Principal	Value
Polo Ralph Lauren Corp.	660	$58,179
Pulte Homes Inc.	2,442	64,615
RadioShack Corp.	1,606	43,410
Scripps (E.W.) Co. Class A	830	37,084
Sears Holdings Corp.[b]	990	178,358
Sherwin-Williams Co. (The)	1,298	85,720
Snap-On Inc.	630	30,303
Stanley Works (The)	1,012	56,024
Staples Inc.	8,426	217,728
Starbucks Corp.[b]	8,954	280,797
Starwood Hotels & Resorts
Worldwide Inc.	2,607	169,064
Target Corp.	10,175	602,971
Tiffany & Co.	1,595	72,541
Time Warner Inc.	44,935	886,118
TJX Companies Inc.	5,346	144,128
Tribune Co.	2,320	74,495
VF Corp.	968	79,976
Viacom Inc. Class Bb	8,052	331,018
Walt Disney Co. (The)	24,101	829,797
Wendy’s International Inc.	1,210	37,873
Whirlpool Corp.	968	82,193
Wyndham Worldwide Corp.[b]	2,277	77,760
Yum! Brands Inc.	3,179	183,619

		15,708,131

TOTAL COMMON STOCKS (Cost: $28,307,753)		32,288,362

SHORT-TERM INVESTMENTS – 0.45%

CERTIFICATES OF DEPOSIT[d] – 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$138	138
Deutsche Bank AG
5.35%, 08/08/07	173	173

		311

COMMERCIAL PAPER[d] – 0.01%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[c]	66	65
BNP Paribas Finance Inc.
5.11%, 06/06/07	24	24

50	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Bryant Park Funding LLC
5.28%, 04/23/07[c]	$104	$103
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[c]	52	51
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[c]	104	103
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[c]	288	286
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[c]	167	167
Five Finance Inc.
5.22%, 04/20/07[c]	32	32
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[c]	121	119
Giro Funding Corp.
5.29%, 04/23/07[c]	69	69
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[c]	135	134
Irish Permanent Treasury PLC
5.18%, 07/10/07[c]	35	34
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[c]	104	104
KKR Pacific Funding Trust
5.29%, 04/24/07[c]	52	52
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[c]	87	86
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[c]	156	155
Nationwide Building Society
5.21%, 04/13/07[c]	66	65
Nestle Capital Corp.
5.19%, 08/09/07	41	41
Park Granada LLC
5.50%, 04/02/07[c]	146	145
Park Sienna LLC
5.50%, 04/02/07[c]	14	14

Security	Shares or Principal	Value
Sedna Finance Inc.
5.22%, 04/17/07[c]	$39	$39
Simba Funding Corp.
5.20%, 07/23/07[c]	69	68
Societe Generale
5.18%, 05/16/07	173	171
Tulip Funding Corp.
5.30%, 04/26/07[c]	93	93
Variable Funding Capital Corp.
5.41%, 04/02/07[c]	112	112
Westpac Banking Corp.
5.20%, 07/12/07[c]	62	61
Zela Finance Inc.
5.20%, 07/16/07[c]	41	41

		2,434

MEDIUM-TERM NOTES[d] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	17	17
Cullinan Finance Corp.
5.71%, 06/28/07[c]	52	52
K2 USA LLC
5.39%, 06/04/07[c]	52	52
Sigma Finance Inc.
5.51%, 06/18/07[c]	57	57

		178

MONEY MARKET FUNDS – 0.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	133,747	133,747

		133,747

REPURCHASE AGREEMENTS[d] – 0.01%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $138 (collateralized by non-U.S. Government debt securities, value $142, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$138	138

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $203 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $217, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$203	$203
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $131 (collateralized by U.S. Government obligations, value $134, 5.50%, 12/1/34).	131	131
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $104 (collateralized by non-U.S. Government debt securities, value $107, 1.00% to 10.00%, 10/17/18 to 11/25/52).	104	104
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $172 (collateralized by non-U.S. Government debt securities, value $188, 4.50% to 7.84%, 12/1/07 to 7/15/21).	172	172
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $7 (collateralized by non-U.S. Government debt securities, value $7, 4.50% to 7.84%, 12/1/07 to 7/15/21).	7	7
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $449 (collateralized by non-U.S. Government debt securities, value $478, 0.00% to 6.01%, 5/27/33 to 3/15/37).	449	449

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $76 (collateralized by non-U.S. Government debt securities, value $81, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$76	$76
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $41 (collateralized by non-U.S. Government debt securities, value $44, 0.00% to 6.01%, 5/27/33 to 3/15/37).	41	41
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $242 (collateralized by non-U.S. Government debt securities, value $254, 4.70% to 6.25%, 11/25/35 to 10/17/48).	242	242
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $138 (collateralized by non-U.S. Government debt securities, value $145, 0.00% to 8.85%, 8/15/09 to 10/15/49).	138	138
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $164 (collateralized by non-U.S. Government debt securities, value $170, 0.00% to 5.68%, 4/17/07 to 1/25/47).	164	164
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $69 (collateralized by non-U.S. Government debt securities, value $76, 5.65% to 9.49%, 1/1/17 to 6/1/48).	69	69

52	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $35 (collateralized by non-U.S. Government debt securities, value $36, 3.73% to 5.33%, 12/1/35 to 6/1/46).	$35	$35
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $17 (collateralized by non-U.S. Government debt securities, value $18, 4.70% to 8.75%, 6/1/10 to 3/15/32).	17	17
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $484 (collateralized by non-U.S. Government debt securities, value $615, 1.13% to 10.07%, 1/15/09 to 10/12/49).	484	484
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $69 (collateralized by non-U.S. Government debt securities, value $71, 3.60% to 10.13%, 7/15/07 to 7/1/26).	69	69
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $345 (collateralized by non-U.S. Government debt securities, value $363, 4.22% to 8.32%, 1/17/14 to 12/20/54).	345	345
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $69 (collateralized by non-U.S. Government debt securities, value $72, 0.00% to 10.00%, 4/1/07 to 3/31/37).	69	69

Security	Principal	Value
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $51 (collateralized by non-U.S. Government debt securities, value $66, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	$48	$48
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $186 (collateralized by non-U.S. Government debt securities, value $196, 0.06% to 8.32%, 5/15/09 to 3/15/49).	186	186

		3,187

TIME DEPOSITS[d] – 0.00%
Bank of Montreal
5.25%, 04/02/07	140	140
Credit Suisse First Boston
5.32%, 04/03/07	345	345
Danske Bank
5.46%, 04/02/07	207	207
Deutsche Bank AG
5.25%, 04/02/07	121	121

		813

VARIABLE & FLOATING RATE NOTES[d] – 0.02%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[c]	177	172
American Express Centurion Bank
5.41%, 07/19/07	76	76
American Express Credit Corp.
5.42%, 03/05/08	21	21
Arkle Master Issuer PLC
5.30%, 11/19/07[c]	52	52
ASIF Global Financing
5.40%, 05/03/07[c]	7	7
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[c]	45	45
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[c]	100	100

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[c]	$176	$176
BMW US Capital LLC
5.32%, 04/15/08[c]	69	69
BNP Paribas
5.33%, 11/19/07[c]	128	128
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[c]	66	66
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[c]	45	45
CC USA Inc.
5.35%, 07/30/07[c]	35	34
Commodore CDO Ltd.
5.42%, 12/12/07[c]	15	15
Credit Agricole SA
5.33%, 11/23/07	69	69
Cullinan Finance Corp.
5.36%, 04/25/07[c]	17	17
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	3	3
DEPFA Bank PLC
5.39%, 12/14/07[c]	69	69
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[c]	79	79
Fifth Third Bancorp
5.32%, 02/22/08[c]	138	138
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[c]	45	45
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	72	72
Granite Master Issuer PLC
5.29%, 08/20/07[c]	242	242
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[c]	159	159
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	104	104

Security	Principal	Value
HBOSTreasury Services PLC
5.41%, 01/24/08[c]	$69	$69
Holmes Financing PLC
5.29%, 07/16/07[c]	121	121
JP Morgan Securities Inc.
5.52%, 11/16/07	138	138
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[g]	190	190
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[c]	52	52
Kestrel Funding LLC
5.30%, 07/11/07[c]	28	28
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	41	41
Leafs LLC
5.32%, 01/22/08[c]	67	67
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[c]	76	76
Lothian Mortgages MasterIssuerPLC
5.29%, 04/24/07[c]	24	24
Marshall & Ilsley Bank
5.32%, 02/15/08	38	38
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	125	125
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	76	76
Metropolitan Life Global Funding I
5.35%, 04/04/08[c]	104	104
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,g]	7	7
Mound Financing PLC
5.29%, 05/08/07[c]	65	65
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[c]	110	110
National City Bank of Indiana
5.34%, 05/21/07	35	35

54	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[c]	$228	$228
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	69	69
Northern Rock PLC
5.38%, 02/01/08[c]	83	83
Pricoa Global Funding I
5.31%, 02/27/08[c]	93	93
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[c]	100	100
Skandinaviska Enskilda Banken
5.32%, 02/15/08[c]	69	69
Strips III LLC
5.37%, 07/24/07[c]	14	14
SunTrust Bank
5.29%, 05/01/07	69	69
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[c]	168	168
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[c]	45	45
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[c]	75	75
Wachovia Bank N.A.
5.48%, 05/22/07	175	175
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	52	52
Wells Fargo & Co.
5.33%, 11/15/07[c]	35	34
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[c]	52	52
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[c]	207	207
Wind Master Trust
5.31%, 07/25/07[c]	28	28

		4,930

TOTAL SHORT-TERM INVESTMENTS
(Cost: $145,600)		145,600

Value
TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $28,453,353)	$32,433,962

Other Assets, Less Liabilities – (0.11)%	(36,212)

NET ASSETS – 100.00%	$32,397,750

GDR – Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.60%

AUSTRALIA – 2.27%
Coles Group Ltd.	14,872	$195,233
Foster’s Group Ltd.	26,895	148,831
Woolworths Ltd.	15,972	350,832

		694,896

BELGIUM – 1.04%
Delhaize Group	1,298	118,892
InBev	2,772	199,442

		318,334

BRAZIL – 0.50%
Companhia de Bebidas das Americas ADR	2,772	152,349

		152,349

CANADA – 0.42%
Shoppers Drug Mart Corp.	2,860	126,805

		126,805

CHILE – 0.04%
Distribucion y Servicio D&S SA ADR	640	13,254

		13,254

FRANCE – 6.15%
Carrefour SA	8,195	597,255
Casino Guichard-Perrachon SA	671	67,508
Groupe Danone	3,454	562,310
L’Oreal SA	3,300	359,023
Pernod Ricard SA	1,463	295,665

		1,881,761

GERMANY – 0.83%
Henkel KGaA	792	116,676
METRO AG	1,947	137,389

		254,065

JAPAN – 5.47%
AEON Co. Ltd.	8,800	175,143
Ajinomoto Co. Inc.	10,000	114,842
Asahi Breweries Ltd.	5,000	80,034
Japan Tobacco Inc.	66	323,642
Kao Corp.	10,000	292,187
Kirin Brewery Co. Ltd.	11,000	158,560
Nippon Meat Packers Inc.	2,000	24,408

Security	Shares	Value
Nissin Food Products Co. Ltd.	1,000	$36,587
Seven & I Holdings Co. Ltd.	11,000	334,448
Shiseido Co. Ltd.	4,000	81,135
Uni-Charm Corp.	400	25,272
Yakult Honsha Co. Ltd.	1,000	25,492

		1,671,750

MEXICO – 1.17%
Fomento Economico Mexicano SAB	9,900	109,712
Grupo Modelo SAB de CV Series C	8,000	41,063
Kimberly-Clark de Mexico SA de CV Class A	8,000	36,166
Wal-Mart de Mexico SA de CV Series V	39,600	169,527

		356,468

NETHERLANDS – 3.95%
Heineken NV	3,267	170,302
Koninklijke Ahold NVa	21,120	245,997
Royal Numico NV	2,541	130,596
Unilever NV	22,803	661,722

		1,208,617

SOUTH KOREA – 0.41%
KT&G Corp. Class A GDR[b]	3,894	126,088

		126,088

SPAIN – 0.72%
Altadis SA	3,454	221,016

		221,016

SWEDEN – 0.21%
Swedish Match AB	3,660	65,077

		65,077

SWITZERLAND – 6.75%
Nestle SA Registered	5,324	2,063,879

		2,063,879

UNITED KINGDOM – 17.31%
Alliance Boots PLC	11,011	221,687
Associated British Foods PLC	4,675	79,223
British American Tobacco PLC	19,569	609,885
Cadbury Schweppes PLC	27,786	355,327
Diageo PLC	36,036	727,642
Gallaher Group PLC	8,778	195,066
Imperial Tobacco Group PLC	9,053	403,951
J Sainsbury PLC	19,580	211,026

56	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
Reckitt Benckiser PLC	8,041	$417,306
SABMiller PLC	11,341	248,017
Scottish & Newcastle PLC	10,230	120,689
Tate & Lyle PLC	6,512	73,441
Tesco PLC	106,183	925,204
Unilever PLC	17,259	518,258
William Morrison Supermarkets PLC	30,822	186,648

		5,293,370

UNITED STATES – 52.36%
Altria Group Inc.	28,039	2,462,105
Anheuser-Busch Companies Inc.	10,208	515,096
Archer-Daniels-Midland Co.	8,712	319,730
Avon Products Inc.	5,929	220,915
Campbell Soup Co.	2,871	111,825
Clorox Co. (The)	1,991	126,807
Coca-Cola Co. (The)	26,939	1,293,072
Coca-Cola Enterprises Inc.	3,762	76,180
Colgate-Palmolive Co.	6,831	456,242
ConAgra Foods Inc.	6,699	166,872
Costco Wholesale Corp.	6,061	326,324
CVS/Caremark Corp.	20,349	694,715
Dean Foods Co.[a]	1,630	76,186
Estee Lauder Companies Inc. (The) Class A	1,584	77,378
General Mills Inc.	4,554	265,134
Heinz (H.J.) Co.	4,268	201,108
Hershey Co. (The)	2,299	125,663
Kellogg Co.	3,278	168,588
Kimberly-Clark Corp.	6,050	414,364
Kroger Co.	9,493	268,177
McCormick & Co. Inc. NVS	1,590	61,247
Molson Coors Brewing Co. Class B	690	65,288
Pepsi Bottling Group Inc.	1,782	56,828
PepsiCo Inc.	21,901	1,392,028
Procter & Gamble Co.	42,108	2,659,541
Reynolds American Inc.	2,299	143,481
Safeway Inc.	5,907	216,432
Sara Lee Corp.	9,702	164,158
SUPERVALU Inc.	2,800	109,396
Sysco Corp.	8,283	280,214
Tyson Foods Inc. Class A	3,355	65,121

Security	Shares	Value
UST Inc.	2,156	$125,005
Walgreen Co.	13,409	615,339
Wal-Mart Stores Inc.	32,890	1,544,186
Wrigley (William Jr.) Co.	2,849	145,100

		16,009,845

TOTAL COMMON STOCKS (Cost: $27,910,216)		30,457,574

SHORT-TERM INVESTMENTS – 0.05%

MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,d]	15,125	15,125

		15,125

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,125)		15,125

TOTAL INVESTMENTS IN SECURITIES – 99.65% (Cost: $27,925,341)		30,472,699

Other Assets, Less Liabilities – (0.35)%		105,956

NET ASSETS – 100.00%		$30,578,655

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.81%

ARGENTINA – 0.45%
Tenaris SA ADR	74,767	$3,431,805

		3,431,805

AUSTRALIA – 1.00%
Origin Energy Ltd.	232,788	1,694,401
Santos Ltd.	182,784	1,498,770
Woodside Petroleum Ltd.	136,251	4,346,679

		7,539,850

AUSTRIA – 0.43%
OMV AG	52,463	3,292,773

		3,292,773

BRAZIL – 1.41%
Petroleo Brasileiro SA SP ADR	119,117	10,643,104

		10,643,104

CANADA – 9.78%
Cameco Corp.	104,293	4,276,045
Canadian Natural Resources Ltd.	166,212	9,184,774
Canadian Oil Sands Trust	136,061	3,332,973
Enbridge Inc.	113,288	3,698,198
EnCana Corp.	244,406	12,372,306
Husky Energy Inc.	46,002	3,216,332
Imperial Oil Ltd.	88,764	3,293,113
Nexen Inc.	76,220	4,672,369
Penn West Energy Trust	58,888	1,733,997
Petro-Canada	150,966	5,908,304
Suncor Energy Inc.	143,541	10,930,591
Talisman Energy Inc.	362,836	6,372,000
TransCanada Corp.	151,101	5,022,947

		74,013,949

CHINA – 0.94%
PetroChina Co. Ltd. ADR	60,933	7,134,645

		7,134,645

FRANCE – 6.71%
Total SA	726,707	50,737,823

		50,737,823

HONG KONG – 0.57%
CNOOC Ltd.	4,896,000	4,291,851

		4,291,851

Security	Shares	Value
ITALY – 3.60%
Eni SpA	779,918	$25,290,256
Saipem SpA	67,592	1,961,457

		27,251,713

JAPAN – 0.54%
Nippon Oil Corp.	333,000	2,696,151
TonenGeneral Sekiyu K.K.[a]	124,000	1,382,037

		4,078,188

NORWAY – 1.72%
Norsk Hydro ASA SP ADR	237,165	7,783,755
Statoil ASA SP ADR	192,260	5,206,401

		12,990,156

SPAIN – 1.38%
Repsol YPF SA	144,977	4,870,970
Repsol YPF SA SP ADR	166,625	5,588,603

		10,459,573

UNITED KINGDOM – 19.18%
BG Group PLC	1,129,661	16,240,792
BP PLC	5,932,888	64,233,314
Royal Dutch Shell PLC Class A	1,116,057	37,015,625
Royal Dutch Shell PLC Class B	833,211	27,634,633

		145,124,364

UNITED STATES – 52.10%
Anadarko Petroleum Corp.	144,621	6,215,811
Apache Corp.	100,972	7,138,720
Baker Hughes Inc.	99,024	6,548,457
BJ Services Co.	96,999	2,706,272
Chesapeake Energy Corp.	123,464	3,812,568
Chevron Corp.	659,440	48,772,182
ConocoPhillips	502,291	34,331,590
CONSOL Energy Inc.	56,791	2,222,232
Devon Energy Corp.	135,171	9,356,537
El Paso Corp.	212,403	3,073,471
ENSCO International Inc.	44,880	2,441,472
EOG Resources Inc.	73,267	5,226,868
Exxon Mobil Corp.	1,767,489	133,357,045
Halliburton Co.	309,346	9,818,642
Hess Corp.	83,915	4,654,765
Kinder Morgan Inc.	29,567	3,147,407
Marathon Oil Corp.	106,033	10,479,241
Murphy Oil Corp.	54,473	2,908,858

58	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
Nabors Industries Ltd.[b]	83,803	$2,486,435
National Oilwell Varco Inc.[b]	54,634	4,249,979
Noble Corp.	43,619	3,431,943
Occidental Petroleum Corp.	261,724	12,905,610
Peabody Energy Corp.	79,630	3,204,311
Rowan Companies Inc.	32,834	1,066,120
Schlumberger Ltd.	361,451	24,976,264
Smith International Inc.	61,786	2,968,817
Spectra Energy Corp.	188,760	4,958,725
Sunoco Inc.	36,147	2,546,195
Transocean Inc.[b]	90,249	7,373,343
Valero Energy Corp.	184,829	11,919,622
Weatherford International Ltd.[b]	104,780	4,725,578
Williams Companies Inc. (The)	182,656	5,198,390
XTO Energy Inc.	109,812	6,018,796

		394,242,266

TOTAL COMMON STOCKS (Cost: $658,042,923)		755,232,060

SHORT-TERM INVESTMENTS – 0.07%

CERTIFICATES OF DEPOSIT[c] – 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$962	962
Deutsche Bank AG
5.35%, 08/08/07	1,202	1,202

		2,164

COMMERCIAL PAPER[c] – 0.00%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	457	457
BNP Paribas Finance Inc.
5.11%, 06/06/07	168	167
Bryant Park Funding LLC
5.28%, 04/23/07[d]	721	719
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	361	360
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	721	720
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[d]	2,005	1,996

Security	Principal	Value
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[d]	$1,161	$1,161
Five Finance Inc.
5.22%, 04/20/07[d]	221	221
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[d]	842	831
Giro Funding Corp.
5.29%, 04/23/07[d]	481	479
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[d]	938	931
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	240	237
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[d]	721	719
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	361	360
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[d]	608	600
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	1,085	1,079
Nationwide Building Society
5.21%, 04/13/07[d]	457	456
Nestle Capital Corp.
5.19%, 08/09/07	289	283
Park Granada LLC
5.50%, 04/02/07[d]	1,014	1,014
Park Sienna LLC
5.50%, 04/02/07[d]	96	96
Sedna Finance Inc.
5.22%, 04/17/07[d]	274	274
Simba Funding Corp.
5.20%, 07/23/07[d]	481	473
Societe Generale
5.18%, 05/16/07	1,202	1,195
Tulip Funding Corp.
5.30%, 04/26/07[d]	650	648

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	$784	$784
Westpac Banking Corp.
5.20%, 07/12/07[d]	433	427
Zela Finance Inc.
5.20%, 07/16/07[d]	289	284

		16,971

MEDIUM-TERM NOTES[c] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	120	120
Cullinan Finance Corp.
5.71%, 06/28/07[d]	361	361
K2 USA LLC
5.39%, 06/04/07[d]	361	361
Sigma Finance Inc.
5.51%, 06/18/07[d]	394	394

		1,236

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	422,021	422,021

		422,021

REPURCHASE AGREEMENTS[c] – 0.00%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,415 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,511, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,414	1,414
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $962 (collateralized by non-U.S. Government debt securities, value $992, 6.00% to 7.40%, 5/15/11 to 11/15/25).	962	962

Security	Principal	Value
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $914 (collateralized by U.S. Government obligations, value $933, 5.50%, 12/1/34).	$914	$914
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $721 (collateralized by non-U.S. Government debt securities, value $745, 1.00% to 10.00%, 10/17/18 to 11/25/52).	721	721
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,203 (collateralized by non-U.S. Government debt securities, value $1,313, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,202	1,202
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $48 (collateralized by non-U.S. Government debt securities, value $51, 4.50% to 7.84%, 12/1/07 to 7/15/21).	48	48
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,127 (collateralized by non-U.S. Government debt securities, value $3,329, 0.00% to 6.01%, 5/27/33 to 3/15/37).	3,126	3,126
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $529 (collateralized by non-U.S. Government debt securities, value $563, 0.00% to 6.01%, 5/27/33 to 3/15/37).	529	529

60	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $289 (collateralized by non-U.S. Government debt securities, value $307, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$289	$289
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,684 (collateralized by non-U.S. Government debt securities, value $1,769, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,683	1,683
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,141 (collateralized by non-U.S. Government debt securities, value $1,184, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,140	1,140
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $962 (collateralized by non-U.S. Government debt securities, value $1,011, 0.00% to 8.85%, 8/15/09 to 10/15/49).	962	962
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $481 (collateralized by non-U.S. Government debt securities, value $532, 5.65% to 9.49%, 1/1/17 to 6/1/48).	481	481
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $240 (collateralized by non-U.S. Government debt securities, value $253, 3.73% to 5.33%, 12/1/35 to 6/1/46).	240	240

Security	Principal	Value
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $120 (collateralized by non-U.S. Government debt securities, value $126, 4.70% to 8.75%, 6/1/10 to 3/15/32).	$120	$120
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $3,368 (collateralized by non-U.S. Government debt securities, value $4,283, 1.13% to 10.07%, 1/15/09 to 10/12/49).	3,366	3,366
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $481 (collateralized by non-U.S. Government debt securities, value $496, 3.60% to 10.13%, 7/15/07 to 7/1/26).	481	481
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,406 (collateralized by non-U.S. Government debt securities, value $2,530, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,405	2,405
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $481 (collateralized by non-U.S. Government debt securities, value $500, 0.00% to 10.00%, 4/1/07 to 3/31/37).	481	481
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $357 (collateralized by non-U.S. Government debt securities, value $458, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	337	337

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,300 (collateralized by non-U.S. Government debt securities, value $1,365, 0.06% to 8.32%, 5/15/09 to 3/15/49).	$1,299	$1,299

		22,200

TIME DEPOSITS[c] – 0.00%
Bank of Montreal
5.25%, 04/02/07	974	974
Credit Suisse First Boston NY
5.32%, 04/03/07	2,405	2,405
Danske Bank
5.46%, 04/02/07	1,443	1,443
Deutsche Bank AG
5.25%, 04/02/07	842	842

		5,664
VARIABLE & FLOATING RATE NOTES[c] – 0.01%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[d]	1,231	1,231
American Express Centurion Bank
5.41%, 07/19/07	529	529
American Express Credit Corp.
5.42%, 03/05/08	144	144
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1	1
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	361	361
ASIF Global Financing
5.40%, 05/03/07[d]	48	48
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	313	313
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[d]	697	698

Security	Principal	Value
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[d]	$1,226	$1,226
BMW US Capital LLC
5.32%, 04/15/08[d]	481	481
BNP Paribas
5.33%, 11/19/07[d]	890	890
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	462	462
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	313	313
CC USA Inc.
5.35%, 07/30/07[d]	240	240
Commodore CDO Ltd.
5.42%, 12/12/07[d]	103	103
Credit Agricole SA
5.33%, 11/23/07	481	481
Cullinan Finance Corp.
5.36%, 04/25/07[d]	120	120
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	22	22
DEPFA Bank PLC
5.39%, 12/14/07[d]	481	481
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[d]	553	554
Fifth Third Bancorp
5.32%, 02/22/08[d]	962	962
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[d]	313	312
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	505	505
Granite Master Issuer PLC
5.29%, 08/20/07[d]	1,683	1,683
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[d]	1,106	1,101

62	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	$721	$722
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	481	481
Holmes Financing PLC
5.29%, 07/16/07[d]	842	842
JP Morgan Securities Inc.
5.52%, 11/16/07	962	962
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[g]	1,323	1,323
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[d]	361	360
Kestrel Funding LLC
5.30%, 07/11/07[d]	192	192
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	289	289
Leafs LLC
5.32%, 01/22/08[d]	465	465
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[d]	529	529
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	170	170
Marshall & Ilsley Bank
5.32%, 02/15/08	265	265
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	870	871
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	529	529
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	721	721
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	48	48
Mound Financing PLC
5.29%, 05/08/07[d]	452	452

Security	Principal	Value
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[d]	$770	$770
National City Bank of Indiana
5.34%, 05/21/07	240	240
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[d]	1,587	1,588
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	482	483
Northern Rock PLC
5.38%, 02/01/08[d]	577	577
Pricoa Global Funding I
5.31%, 02/27/08[d]	649	649
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[d]	697	697
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	481	481
Strips III LLC
5.37%, 07/24/07[d]	95	95
SunTrust Bank
5.29%, 05/01/07	481	481
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[d]	1,174	1,173
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	313	312
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[d]	523	523
Wachovia Bank N.A.
5.48%, 05/22/07	1,217	1,217
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	361	361
Wells Fargo & Co.
5.33%, 11/15/07[d]	240	240
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[d]	361	360

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[d]	$1,443	$1,444
Wind Master Trust
5.31%, 07/25/07[d]	192	192

		34,365

TOTAL SHORT-TERM INVESTMENTS
(Cost: $504,621)		504,621

TOTAL INVESTMENTS IN SECURITIES – 99.88% (Cost: $658,547,544)		755,736,681

Other Assets, Less Liabilities – (0.12)%		937,872

NET ASSETS – 100.00%		$756,674,553

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

64	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.51%

AUSTRALIA – 5.15%
AMP Ltd.	92,232	$774,155
ASX Ltd.	1,800	63,982
Australia & New Zealand Banking Group Ltd.	79,992	1,919,260
AXA Asia Pacific Holdings Ltd.	61,920	361,159
Centro Properties Group	20,952	147,426
Commonwealth Bank of Australia	62,352	2,531,650
GPT Group	105,336	420,373
Insurance Australia Group Ltd.	86,256	408,336
Lend Lease Corp. Ltd.	22,608	365,095
Macquarie Bank Ltd.	11,307	755,868
Macquarie Goodman Group	44,208	249,637
Mirvac Group	47,232	199,939
National Australia Bank Ltd.	76,248	2,488,517
QBE Insurance Group Ltd.	38,304	975,970
St. George Bank Ltd.	26,856	759,997
Stockland	61,992	408,154
Suncorp-Metway Ltd.	38,756	651,228
Westfield Group	77,112	1,281,407
Westpac Banking Corp.	83,448	1,776,345

		16,538,498

AUSTRIA – 0.23%
Erste Bank der Oesterreichischen Sparkassen AG	9,720	754,331

		754,331

BELGIUM – 1.66%
Dexia SA	38,232	1,136,939
Fortis	55,152	2,510,079
Groupe Bruxelles Lambert SA	3,960	461,718
KBC Group NV	9,809	1,215,761

		5,324,497

BRAZIL – 0.73%
Banco Bradesco SA SP ADR	24,048	972,501
Banco Itau Holding Financiera SA ADR	25,848	900,027
Unibanco - Uniao de Bancos Brasileiros SA GDR	5,328	465,987

		2,338,515

Security	Shares	Value
CANADA – 4.48%
Bank of Montreal	20,880	$1,261,868
Bank of Nova Scotia	45,504	2,098,000
Brookfield Asset Management Inc. Class A	14,256	745,639
Canadian Imperial Bank of Commerce	15,912	1,381,895
Manulife Financial Corp.	72,872	2,507,709
National Bank of Canada	8,280	448,433
Royal Bank of Canada	58,536	2,917,540
Sun Life Financial Inc.	24,984	1,137,398
Toronto-Dominion Bank	31,680	1,906,320

		14,404,802

CHILE – 0.14%
Banco de Chile ADR	4,630	228,537
Banco Santander Chile SA ADR	4,322	215,538

		444,075

CHINA – 0.50%
China Construction Bank Class H	1,656,000	947,285
Industrial & Commercial Bank of China Class Ha	1,152,000	645,713

		1,592,998

DENMARK – 0.30%
Danske Bank A/S	20,808	964,641

		964,641

FINLAND – 0.17%
Sampo OYJ	17,784	537,854

		537,854

FRANCE – 3.97%
Assurances Generales de France	3,545	591,612
AXA	82,800	3,498,358
BNP Paribas	36,792	3,829,408
Credit Agricole SA	30,569	1,187,797
Societe Generale Class A	17,352	2,988,203
Unibail Holding	2,160	652,344

		12,747,722

GERMANY – 3.78%
Allianz SE	19,944	4,080,763
Commerzbank AG	29,592	1,304,643
Deutsche Bank AG	24,192	3,247,369
Deutsche Boerse AG	5,256	1,199,904
Hypo Real Estate Holding AG	6,336	402,647

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
MLP AG	4,664	$116,471
Muenchener Rueckversicherungs- Gesellschaft AG	10,728	1,808,064

		12,159,861

GREECE – 0.43%
National Bank of Greece SA ADR	127,584	1,367,700

		1,367,700

HONG KONG – 1.02%
BOC Hong Kong Holdings Ltd.	216,000	523,536
Cheung Kong (Holdings) Ltd.	72,000	911,258
Hang Seng Bank Ltd.	43,200	613,648
Sun Hung Kai Properties Ltd.	72,000	832,940
Swire Pacific Ltd. Class A	36,000	404,031

		3,285,413

IRELAND – 0.91%
Allied Irish Banks PLC	41,328	1,218,555
Anglo Irish Bank Corp. PLC	31,824	677,800
Bank of Ireland	47,664	1,024,684

		2,921,039

ITALY – 3.92%
Alleanza Assicurazioni SpA	27,288	347,080
Assicurazioni Generali SpA	51,633	2,188,404
Banca Monte dei Paschi di Siena SpA[b]	50,897	317,755
Banche Popolari Unite Scrl	16,561	488,301
Banco Popolare di Verona e Novara Scrl	17,136	530,346
Capitalia SpA	75,989	684,298
Intesa Sanpaolo SpA	420,696	3,183,654
Mediobanca SpA	15,898	352,781
Mediolanum SpA[b]	18,936	153,004
UniCredito Italiano SpA German	458,712	4,350,628

		12,596,251

JAPAN – 7.72%
Acom Co. Ltd.	3,600	152,750
Credit Saison Co. Ltd.	7,200	236,595
Daiwa Securities Group Inc.	61,000	735,151
Millea Holdings Inc.	36,000	1,329,325
Mitsubishi Estate Co. Ltd.	53,000	1,737,116
Mitsubishi UFJ Financial Group Inc.	448	5,046,284
Mitsui Fudosan Co. Ltd.	35,000	1,025,619
Mitsui Sumitomo Insurance Co. Ltd.	66,000	826,712

Security	Shares	Value
Mizuho Financial Group Inc.	509	$3,271,912
Nikko Cordial Corp.	36,000	513,132
Nipponkoa Insurance Co. Ltd.	33,000	282,278
Nomura Holdings Inc.	91,500	1,902,456
ORIX Corp.	4,320	1,123,218
Promise Co. Ltd.	3,600	135,372
Shinsei Bank Ltd.	72,000	344,527
Sompo Japan Insurance Inc.	40,000	497,650
Sumitomo Mitsui Financial Group Inc.	351	3,180,775
Sumitomo Realty & Development Co. Ltd.	20,000	757,146
Sumitomo Trust & Banking Co. Ltd. (The)	72,000	749,422
T&D Holdings Inc.	10,800	743,629
Takefuji Corp.	5,040	201,899

		24,792,968

NETHERLANDS – 2.83%
ABN AMRO Holding NV	88,344	3,789,043
Aegon NV	56,592	1,123,960
ING Groep NV	98,856	4,164,892

		9,077,895

NORWAY – 0.12%
DnB NOR ASA	27,144	381,539

		381,539

PORTUGAL – 0.28%
Banco Comercial Portugues SA Class R	193,968	699,723
Banco Espirito Santo SA	11,016	209,548

		909,271

SINGAPORE – 0.74%
DBS Group Holdings Ltd.	67,000	944,283
Oversea-Chinese Banking Corp.	72,000	426,765
United Overseas Bank Ltd.	72,000	995,785

		2,366,833

SOUTH KOREA – 0.66%
Kookmin Bank SP ADR	23,478	2,116,542

		2,116,542

SPAIN – 3.48%
Banco Bilbao Vizcaya Argentaria SA	162,864	3,984,718
Banco Popular Espanol SA	53,928	1,108,380

66	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
Banco Sabadell SA	11,016	$522,916
Banco Santander Central Hispano SA	293,420	5,218,229
Bankinter SA	4,248	346,917

		11,181,160

SWEDEN – 1.28%
Investor AB Class B	16,848	398,621
Nordea Bank AB	101,304	1,609,925
Skandinaviska Enskilda Banken AB Class A	22,968	731,653
Svenska Handelsbanken AB Class A	20,520	606,876
Swedbank AB	21,816	760,253

		4,107,328

SWITZERLAND – 4.40%
Baloise Holding Registered	2,776	287,651
Credit Suisse Group Registered	56,592	4,042,286
Julius Baer Holding AG	3,672	498,704
Swiss Life Holding	1,618	404,235
Swiss Reinsurance Co. Registered	16,200	1,472,969
UBS AG Registered	92,952	5,497,325
Zurich Financial Services AG Registered	6,696	1,923,839

		14,127,009

UNITED KINGDOM – 11.82%
Alliance & Leicester PLC	12,600	280,246
AMVESCAP PLC	41,112	451,556
Aviva PLC	112,248	1,647,880
Barclays PLC[c]	296,280	4,189,794
British Land Co. PLC	25,632	768,176
Friends Provident PLC	96,840	365,629
Hammerson PLC	15,048	511,484
HBOS PLC	174,888	3,591,384
HSBC Holdings PLC	509,256	8,884,586
Land Securities Group PLC	22,755	955,093
Legal & General Group PLC	295,488	921,493
Lloyds TSB Group PLC	258,624	2,840,612
Man Group PLC	90,008	979,781
Northern Rock PLC	18,792	422,021
Old Mutual PLC	237,024	762,880
Provident Financial PLC	13,032	205,505

Security	Shares	Value
Prudential PLC	112,752	$1,586,724
Royal Bank of Scotland Group PLC	145,588	5,665,293
Schroders PLC	8,280	205,923
Slough Estates PLC	21,744	334,357
Standard Chartered PLC	51,768	1,486,475
Standard Life PLC	79,776	494,441
3i Group PLC	19,368	431,537

		37,982,870

UNITED STATES – 38.79%
ACE Ltd.	13,608	776,472
AFLAC Inc.	22,680	1,067,322
Allstate Corp. (The)	29,452	1,768,887
Ambac Financial Group Inc.	5,544	478,946
American Express Co.	56,160	3,167,424
American International Group Inc.	117,000	7,864,740
Ameriprise Financial Inc.	11,232	641,796
Aon Corp.	14,850	563,706
Apartment Investment & Management Co. Class A	5,472	315,680
Archstone-Smith Trust	8,640	468,979
AvalonBay Communities Inc.	3,096	402,480
Bank of America Corp.	200,016	10,204,816
Bank of New York Co. Inc. (The)	36,383	1,475,331
BB&T Corp.	26,352	1,080,959
Bear Stearns Companies Inc. (The)	5,472	822,715
Boston Properties Inc.	4,752	557,885
Capital One Financial Corp.	18,648	1,407,178
CB Richard Ellis Group Inc. Class Aa	7,200	246,096
Chicago Mercantile Exchange Holdings Inc.	1,584	843,417
Chubb Corp.	17,856	922,620
Cincinnati Financial Corp.	8,136	344,966
CIT Group Inc.	10,080	533,434
Citigroup Inc.	223,857	11,492,818
Comerica Inc.	7,344	434,177
Commerce Bancorp Inc.	7,416	247,546
Compass Bancshares Inc.	5,904	406,195
Countrywide Financial Corp.	28,512	959,144
Developers Diversified Realty Corp.	5,760	362,304
E*TRADE Financial Corp.[a]	19,008	403,350
Equity Residential	12,600	607,698

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
Federal Home Loan Mortgage Corp.	30,456	$1,811,827
Federal National Mortgage Association	43,992	2,401,083
Federated Investors Inc. Class B	4,752	174,493
Fifth Third Bancorp	23,184	896,989
First Horizon National Corp.	6,120	254,164
Franklin Resources Inc.	7,272	878,676
Genworth Financial Inc. Class A	17,280	603,763
Goldman Sachs Group Inc. (The)	19,245	3,976,594
Hartford Financial Services Group Inc. (The)	14,040	1,341,943
Host Hotels & Resorts Inc.	21,742	572,032
Hudson City Bancorp Inc.	15,408	210,781
Huntington Bancshares Inc.	11,160	243,846
Janus Capital Group Inc.	9,936	207,762
JPMorgan Chase & Co.	158,844	7,684,873
KeyCorp	20,232	758,093
Kimco Realty Corp.	8,784	428,132
Legg Mason Inc.	5,616	529,083
Lehman Brothers Holdings Inc.	22,968	1,609,368
Lincoln National Corp.	12,345	836,868
Loews Corp.	19,872	902,785
M&T Bank Corp.	4,896	567,104
Marsh & McLennan Companies Inc.	25,060	734,007
Marshall & Ilsley Corp.	10,008	463,470
MBIA Inc.	6,768	443,236
Mellon Financial Corp.	19,368	835,536
Merrill Lynch & Co. Inc.	38,448	3,140,048
MetLife Inc.	33,192	2,096,075
MGIC Investment Corp.	4,320	254,534
Moody’s Corp.	10,080	625,565
Morgan Stanley	49,752	3,918,468
National City Corp.	26,928	1,003,068
Northern Trust Corp.	7,848	471,979
Plum Creek Timber Co. Inc.	9,504	374,648
PNC Financial Services Group	13,896	1,000,095
Principal Financial Group Inc.	13,104	784,536
Progressive Corp. (The)	30,672	669,263
ProLogis	10,296	668,519
Prudential Financial Inc.	21,168	1,910,624
Public Storage Inc.	5,184	490,769

Security	Shares or Principal	Value
Realogy Corp.[a]	9,447	$279,726
Regions Financial Corp.	30,600	1,082,322
Rowe (T.) Price Group Inc.	10,512	496,061
SAFECO Corp.	6,408	425,683
Schwab (Charles) Corp. (The)	50,375	921,359
Simon Property Group Inc.	9,432	1,049,310
SLM Corp.	18,288	747,979
Sovereign Bancorp Inc.	19,109	486,133
State Street Corp.	16,056	1,039,626
SunTrust Banks Inc.	16,272	1,351,227
Synovus Financial Corp.	15,696	507,609
Torchmark Corp.	5,328	349,464
Travelers Companies Inc. (The)	32,116	1,662,645
U.S. Bancorp	84,600	2,958,462
Unum Group	14,976	344,897
Vornado Realty Trust	5,688	678,806
Wachovia Corp.	88,361	4,864,273
Washington Mutual Inc.	42,192	1,703,713
Wells Fargo & Co.	146,088	5,029,810
XL Capital Ltd. Class A	8,496	594,380
Zions Bancorporation	4,752	401,639

		124,618,904

TOTAL COMMON STOCKS (Cost: $271,577,022)		319,640,516

RIGHTS – 0.00%

AUSTRALIA – 0.00%
Suncorp-Metway Ltd.[d]	3,628	15,534

		15,534

TOTAL RIGHTS (Cost: $– )		15,534

SHORT-TERM INVESTMENTS – 0.10%

CERTIFICATES OF DEPOSIT[e] – 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$1,700	1,700
Deutsche Bank AG
5.35%, 08/08/07	2,124	2,124

		3,824

68	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
COMMERCIAL PAPER[e] – 0.01%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[f]	$808	$807
BNP Paribas Finance Inc.
5.11%, 06/06/07	297	295
Bryant Park Funding LLC
5.28%, 04/23/07[f]	1,275	1,271
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[f]	637	636
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[f]	1,275	1,272
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[f]	3,542	3,526
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[f]	2,052	2,052
Five Finance Inc.
5.22%, 04/20/07[f]	391	390
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[f]	1,487	1,469
Giro Funding Corp.
5.29%, 04/23/07[f]	850	847
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[f]	1,657	1,644
Irish Permanent Treasury PLC
5.18%, 07/10/07[f]	425	419
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[f]	1,275	1,270
KKR Pacific Funding Trust
5.29%, 04/24/07[f]	637	635
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[f]	1,074	1,061
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[f]	1,917	1,908
Nationwide Building Society
5.21%, 04/13/07[f]	807	806
Nestle Capital Corp.
5.19%, 08/09/07	510	500
Park Granada LLC
5.50%, 04/02/07[f]	1,791	1,792
Park Sienna LLC
5.50%, 04/02/07[f]	170	170
Sedna Finance Inc.
5.22%, 04/17/07[f]	484	483

Security	Shares or Principal	Value
Simba Funding Corp.
5.20%, 07/23/07[f]	$850	$836
Societe Generale
5.18%, 05/16/07	2,124	2,106
Tulip Funding Corp.
5.30%, 04/26/07[f]	1,148	1,144
Variable Funding Capital Corp.
5.41%, 04/02/07[f]	1,385	1,385
Westpac Banking Corp.
5.20%, 07/12/07[f]	765	754
Zela Finance Inc.
5.20%, 07/16/07[f]	510	502

		29,980

MEDIUM-TERM NOTES[e] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	212	212
Cullinan Finance Corp.
5.71%, 06/28/07[f]	637	637
K2 USA LLC
5.39%, 06/04/07[f]	637	637
Sigma Finance Inc.
5.51%, 06/18/07[f]	697	697

		2,183

MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,g]	167,896	167,896

		167,896

REPURCHASE AGREEMENTS[e] – 0.01%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,701 (collateralized by non-U.S. Government debt securities, value $1,752, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,700	1,700
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,499 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,670, 3.75% to 8.50%, 5/15/08 to 6/12/46).	2,498	2,498

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,616 (collateralized by U.S. Government obligations, value $1,649, 5.50%, 12/1/34).	$1,615	$1,615
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,276 (collateralized by non-U.S. Government debt securities, value $1,316, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,275	1,275
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,125 (collateralized by non-U.S. Government debt securities, value $2,321, 4.50% to 7.84%, 12/1/07 to 7/15/21).	2,124	2,124
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $85 (collateralized by non-U.S. Government debt securities, value $89, 4.50% to 7.84%, 12/1/07 to 7/15/21).	85	85
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $5,527 (collateralized by non-U.S. Government debt securities, value $5,881, 0.00% to 6.01%, 5/27/33 to 3/15/37).	5,524	5,524
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $935 (collateralized by non-U.S. Government debt securities, value $995, 0.00% to 6.01%, 5/27/33 to 3/15/37).	935	935
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $510 (collateralized by non-U.S. Government debt securities, value $543, 0.00% to 6.01%, 5/27/33 to 3/15/37).	510	510

Security	Principal	Value
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,975 (collateralized by non-U.S. Government debt securities, value $3,126, 4.70% to 6.25%, 11/25/35 to 10/17/48).	$2,974	$2,974
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,701 (collateralized by non-U.S. Government debt securities, value $1,786, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,700	1,700
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,016 (collateralized by non-U.S. Government debt securities, value $2,092, 0.00% to 5.68%, 4/17/07 to 1/25/47).	2,015	2,015
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $850 (collateralized by non-U.S. Government debt securities, value $939, 5.65% to 9.49%, 1/1/17 to 6/1/48).	850	850
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $425 (collateralized by non-U.S. Government debt securities, value $447, 3.73% to 5.33%, 12/1/35 to 6/1/46).	425	425
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $212 (collateralized by non-U.S. Government debt securities, value $223, 4.70% to 8.75%, 6/1/10 to 3/15/32).	212	212

70	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $5,951 (collateralized by non-U.S. Government debt securities, value $7,567, 1.13% to 10.07%, 1/15/09 to 10/12/49).	$5,948	$5,948
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $850 (collateralized by non-U.S. Government debt securities, value $876, 3.60% to 10.13%, 7/15/07 to 7/1/26).	850	850
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,251 (collateralized by non-U.S. Government debt securities, value $4,470, 4.22% to 8.32%, 1/17/14 to 12/20/54).	4,249	4,249
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $850 (collateralized by non-U.S. Government debt securities, value $884, 0.00% to 10.00%, 4/1/07 to 3/31/37).	850	850
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $630 (collateralized by non-U.S. Government debt securities, value $810, 0.00% to 10.00%, 4/1/07 to 3/31/37).[h]	595	595
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $2,295 (collateralized by non-U.S. Government debt securities, value $2,412, 0.06% to 8.32%, 5/15/09 to 3/15/49).	2,294	2,294

		39,228

Security	Principal	Value
TIME DEPOSITS[e] – 0.01%
Bank of Montreal
5.25%, 04/02/07	$1,722	$1,722
Credit Suisse First Boston NY
5.32%, 04/03/07	4,249	4,249
Danske Bank
5.46%, 04/02/07	2,549	2,549
Deutsche Bank AG
5.25%, 04/02/07	1,488	1,488

		10,008

VARIABLE & FLOATING RATE NOTES[e] – 0.02%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[f]	2,175	2,175
American Express Centurion Bank
5.41%, 07/19/07	935	935
American Express Credit Corp.
5.42%, 03/05/08	255	255
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	2	2
Arkle Master Issuer PLC
5.30%, 11/19/07[f]	637	637
ASIF Global Financing
5.40%, 05/03/07[f]	85	85
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[f]	552	552
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[f]	1,232	1,232
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[f]	2,167	2,166
BMW US Capital LLC
5.32%, 04/15/08[f]	850	850
BNP Paribas
5.33%, 11/19/07[f]	1,572	1,572
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[f]	816	816

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[f]	$552	$552
CC USA Inc.
5.35%, 07/30/07[f]	425	425
Commodore CDO Ltd.
5.42%, 12/12/07[f]	183	183
Credit Agricole SA
5.33%, 11/23/07	850	850
Cullinan Finance Corp.
5.36%, 04/25/07[f]	212	212
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[f]	39	39
DEPFA Bank PLC
5.39%, 12/14/07[f]	850	850
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[f]	977	977
Fifth Third Bancorp
5.32%, 02/22/08[f]	1,700	1,700
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[f]	552	552
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	892	892
Granite Master Issuer PLC
5.29%, 08/20/07[f]	2,974	2,974
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[f]	1,954	1,947
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	1,275	1,275
HBOS Treasury Services PLC
5.41%, 01/24/08[f]	850	850
Holmes Financing PLC
5.29%, 07/16/07[f]	1,487	1,487
JP Morgan Securities Inc.
5.52%, 11/16/07	1,700	1,700

Security	Principal	Value
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[h]	$2,337	$2,337
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[f]	637	637
Kestrel Funding LLC
5.30%, 07/11/07[f]	340	340
Kommunalkredit Austria AG
5.32%, 02/08/08[f]	510	510
Leafs LLC
5.32%, 01/22/08[f]	822	822
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[f]	935	934
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[f]	300	300
Marshall & Ilsley Bank
5.32%, 02/15/08	467	467
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[f]	1,538	1,538
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[h]	935	935
Metropolitan Life Global Funding I
5.35%, 04/04/08[f]	1,275	1,275
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[f,h]	85	85
Mound Financing PLC
5.29%, 05/08/07[f]	799	799
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[f]	1,360	1,359
National City Bank of Indiana
5.34%, 05/21/07	425	425
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[f]	2,804	2,805
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[f]	852	852

72	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Northern Rock PLC
5.38%, 02/01/08[f]	$1,020	$1,020
Pricoa Global Funding I
5.31%, 02/27/08[f]	1,147	1,147
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[f]	1,232	1,232
Skandinaviska Enskilda Banken
5.32%, 02/15/08[f]	850	850
Strips III LLC
5.37%, 07/24/07[f]	167	167
SunTrust Bank
5.29%, 05/01/07	850	850
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[f]	2,073	2,072
Union Hamilton Special Funding LLC 5.35%, 06/15/07 - 06/21/07[f]	552	552
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[f]	924	924
Wachovia Bank N.A.
5.48%, 05/22/07	2,150	2,150
Wal-Mart Stores Inc.
5.50%, 07/16/07[f]	637	637
Wells Fargo & Co.
5.33%, 11/15/07[f]	425	425
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[f]	637	637
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[f]	2,549	2,549
Wind Master Trust
5.31%, 07/25/07[f]	340	340

		60,714

TOTAL SHORT-TERM INVESTMENTS (Cost: $313,833)		313,833

TOTAL INVESTMENTS IN SECURITIES – 99.61% (Cost: $271,890,855)		319,969,883

Other Assets, Less Liabilities – (0.39)%		1,260,879

NET ASSETS – 100.00%		$321,230,762

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[f]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.73%

AUSTRALIA – 0.51%
CSL Ltd.	61,763	$4,109,871

		4,109,871

BELGIUM – 0.39%
AGFA-Gevaert NV	43,646	981,298
UCB SA	36,946	2,142,802

		3,124,100

CANADA – 0.24%
Biovail Corp.	46,530	1,018,405
MDS Inc.	48,507	918,717

		1,937,122

DENMARK – 0.76%
Novo Nordisk A/S Class B	67,225	6,112,892

		6,112,892

FRANCE – 4.07%
Essilor International SA	35,101	4,018,324
Sanofi-Aventis	329,457	28,550,040

		32,568,364

GERMANY – 0.92%
ALTANA AG	23,688	1,533,099
Fresenius Medical Care AG & Co. KGaA	20,868	3,025,628
Merck KGaA	21,897	2,813,384

		7,372,111

IRELAND – 0.25%
Elan Corp. PLC[a]	157,654	2,014,667

		2,014,667

JAPAN – 4.90%
Astellas Pharma Inc.	169,235	7,281,082
Daiichi Sankyo Co. Ltd.	223,393	6,829,970
Eisai Co. Ltd.	85,200	4,076,900
Taisho Pharmaceutical Co. Ltd.	59,000	1,079,314
Takeda Pharmaceutical Co. Ltd.	271,200	17,754,614
Terumo Corp.	56,400	2,192,471

		39,214,351

Security	Shares	Value
SWITZERLAND – 12.63%
Nobel Biocare Holding AG	8,896	$3,228,152
Novartis AG Registered	924,453	52,780,451
Roche Holding AG	237,832	41,885,550
Roche Holding AG Bearer	16,356	3,157,855

		101,052,008

UNITED KINGDOM – 11.10%
AstraZeneca PLC	515,850	27,661,584
GlaxoSmithKline PLC	1,947,688	53,366,767
Shire PLC	185,012	3,806,541
Smith & Nephew PLC	319,530	4,048,548

		88,883,440

UNITED STATES – 63.96%
Abbott Laboratories	522,533	29,157,341
Aetna Inc.	174,820	7,655,368
Allergan Inc.	52,170	5,781,479
AmerisourceBergen Corp.	64,255	3,389,451
Amgen Inc.[a]	395,398	22,094,840
Applera Corp. - Applied Biosystems Group	62,322	1,842,862
Bard (C.R.) Inc.	34,969	2,780,385
Barr Pharmaceuticals Inc.[a]	36,096	1,673,050
Bausch & Lomb Inc.	18,330	937,763
Baxter International Inc.	220,169	11,596,301
Becton, Dickinson & Co.	82,732	6,361,264
Biogen Idec Inc.[a]	115,847	5,141,290
Biomet Inc.	82,912	3,522,931
Boston Scientific Corp.[a]	401,144	5,832,634
Bristol-Myers Squibb Co.	684,042	18,989,006
Cardinal Health Inc.	135,613	9,892,968
Celgene Corp.[a]	127,748	6,701,660
CIGNA Corp.	32,885	4,691,374
Coventry Health Care Inc.[a]	53,866	3,019,189
Express Scripts Inc.[a]	45,970	3,710,698
Forest Laboratories Inc.[a]	107,733	5,541,786
Genzyme Corp.[a]	89,120	5,348,982
Gilead Sciences Inc.[a]	157,482	12,047,373
Hospira Inc.[a]	53,016	2,168,354
Humana Inc.[a]	56,404	3,272,560
IMS Health Inc.	66,037	1,958,657
Johnson & Johnson	980,029	59,056,548

74	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
King Pharmaceuticals Inc.[a]	82,626	$1,625,253
Laboratory Corp. of America Holdings[a]	41,386	3,005,865
Lilly (Eli) & Co.	334,185	17,949,076
Manor Care Inc.	24,820	1,349,215
McKesson Corp.	100,124	5,861,259
Medco Health Solutions Inc.[a]	97,436	7,067,033
MedImmune Inc.[a]	80,403	2,925,865
Medtronic Inc.	390,089	19,137,766
Merck & Co. Inc.	733,687	32,406,955
Millipore Corp.[a]	18,330	1,328,375
Mylan Laboratories Inc.	83,190	1,758,637
Patterson Companies Inc.[a]	47,095	1,671,402
PerkinElmer Inc.	41,372	1,002,030
Pfizer Inc.	2,400,164	60,628,143
Quest Diagnostics Inc.	53,802	2,683,106
Schering-Plough Corp.	503,789	12,851,657
St. Jude Medical Inc.[a]	116,662	4,387,658
Stryker Corp.	100,964	6,695,933
Tenet Healthcare Corp.[a]	159,894	1,028,118
Thermo Fisher Scientific Inc.[a]	142,136	6,644,858
UnitedHealth Group Inc.	458,624	24,293,313
Varian Medical Systems Inc.[a]	43,674	2,082,813
Waters Corp.[a]	34,405	1,995,490
Watson Pharmaceuticals Inc.[a]	34,968	924,204
WellPoint Inc.[a]	207,462	16,825,168
Wyeth	455,904	22,808,877
Zimmer Holdings Inc.[a]	80,416	6,868,331

		511,972,514

TOTAL COMMON STOCKS (Cost: $740,199,243)		798,361,440

SHORT-TERM INVESTMENTS – 0.03%

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[b,c]	210,047	210,047

		210,047

TOTAL SHORT-TERM INVESTMENTS (Cost: $210,047)		210,047

Value
TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $740,409,290)	$798,571,487

Other Assets, Less Liabilities – 0.24%	1,914,973

NET ASSETS – 100.00%	$800,486,460

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.54%

AUSTRALIA – 2.49%
Brambles Ltd.[a]	10,338	$113,665
Macquarie Airports	9,762	31,466
Macquarie Infrastructure Group	16,680	51,744
Qantas Airways Ltd.	13,878	58,860
Toll Holdings Ltd.	3,990	66,078
Transurban Group	5,778	36,222
Wesfarmers Ltd.	2,508	76,485

		434,520

BRAZIL – 0.19%
Empresa Brasileira de Aeronautica SA ADR	726	33,294

		33,294

CANADA – 1.46%
ACE Aviation Holdings Inc. Class Aa	696	18,377
Aeroplan Income Fund[b]	108	1,826
Bombardier Inc. Class Ba	9,612	38,826
Canadian National Railway Co.	3,246	143,273
Canadian Pacific Railway Ltd.	936	52,696
Jazz Air Income Fund[b]	133	944

		255,942

DENMARK – 0.75%
A.P. Moller - Maersk A/S	6	62,384
Vestas Wind Systems A/Sa	1,230	68,668

		131,052

FINLAND – 0.28%
Metso OYJ	912	48,014

		48,014

FRANCE – 5.48%
ALSTOM[a]	630	81,472
Compagnie de Saint-Gobain	2,370	230,839
European Aeronautic Defence and Space Co.[c]	2,604	80,488
Safran SA	1,224	29,768
Schneider Electric SA	1,560	197,339
Schneider Electric SA New[a]	73	8,940
Thales SA	516	29,852
Vallourec SA	252	64,265
Vinci SA	1,524	235,367

		958,330

Security	Shares	Value
GERMANY – 5.15%
Deutsche Lufthansa AG	1,518	$41,081
Deutsche Post AG	5,046	152,207
MAN AG	785	91,015
Siemens AG	5,784	616,104

		900,407

HONG KONG – 1.17%
Cathay Pacific Airways Ltd.	6,000	15,264
Citic Pacific Ltd.	6,000	22,190
Hutchison Whampoa Ltd.	15,000	144,256
MTR Corp. Ltd.	9,000	22,528

		204,238

ITALY – 0.76%
Autostrade SpA	1,842	58,847
Finmeccanica SpA	1,794	53,756
Pirelli & C. SpA	17,838	19,637

		132,240

JAPAN – 15.77%
All Nippon Airways Co. Ltd.	12,000	47,055
Asahi Glass Co. Ltd.	6,000	84,302
Central Japan Railway Co.	12	136,185
Dai Nippon Printing Co. Ltd.	5,000	78,509
Daikin Industries Ltd.	1,800	62,503
East Japan Railway Co.	21	163,269
Fanuc Ltd.	1,200	111,488
Fujikura Ltd.	3,000	21,114
Furukawa Electric Co. Ltd. (The)	5,000	30,489
ITOCHU Corp.	11,000	108,812
Japan Airlines Corp.[a]	15,000	31,124
JS Group Corp.	1,500	32,458
Kajima Corp.	6,000	30,591
Kawasaki Heavy Industries Ltd.	10,000	42,261
Kintetsu Corp.	10,000	31,421
Komatsu Ltd.	5,400	113,419
Kubota Corp.	6,000	52,492
Marubeni Corp.	10,000	60,639
Matsushita Electric Works Ltd.	2,000	22,884
Mitsubishi Corp.	9,000	208,469
Mitsubishi Electric Corp.	12,000	123,379
Mitsubishi Heavy Industries Ltd.	24,000	154,885
Mitsui & Co. Ltd.	10,000	186,322
Mitsui O.S.K. Lines Ltd.	6,000	66,466

76	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
NGK Insulators Ltd.	2,000	$41,160
Nippon Express Co. Ltd.	5,000	31,294
Nippon Yusen Kabushiki Kaisha	6,000	48,020
NSK Ltd.	2,000	19,039
Obayashi Corp.	6,000	38,620
Odakyu Electric Railway Co. Ltd.	5,000	36,460
Secom Co. Ltd.	1,200	55,592
Shimizu Corp.	5,000	30,616
SMC Corp.	500	66,949
Sumitomo Corp.	7,200	129,274
Sumitomo Electric Industries Ltd.	4,200	63,743
Taisei Corp.	6,000	22,206
Tokyu Corp.	6,000	46,648
Toppan Printing Co. Ltd.	3,000	31,251
West Japan Railway Co.	10	46,072
Yamato Holdings Co. Ltd.	3,000	48,274

		2,755,754

MEXICO – 0.23%
Alfa SAB de CV Class A	2,400	17,630
Grupo Carso SA de CV Series A1	6,000	22,155

		39,785

NETHERLANDS – 1.04%
Buhrmann NV	1,224	16,424
Randstad Holding NV	516	39,880
TNT NV	2,730	124,757

		181,061

NORWAY – 0.49%
Orkla ASA	1,104	77,499
Tomra Systems ASA	1,158	8,300

		85,799

PORTUGAL – 0.15%
Brisa-Auto Estradas de Portugal SA	1,965	25,686

		25,686

SINGAPORE – 0.67%
Keppel Corp. Ltd.	4,000	50,053
Singapore Airlines Ltd.	5,000	54,663
Singapore Technologies Engineering Ltd.	6,000	13,119

		117,835

Security	Shares	Value
SPAIN – 1.59%
Abertis Infraestructuras SAc	2,712	$86,822
Actividades de Construcciones y Servicios SA	1,548	93,655
Grupo Ferrovial SA	390	39,326
SacyrVallehermoso SA	1,030	57,503

		277,306

SWEDEN – 3.32%
Assa Abloy AB Class B	2,214	50,647
Atlas Copco AB Class A	2,178	72,020
Sandvik AB	6,900	121,948
Securitas AB Class B	2,490	37,797
Skanska AB Class B	2,436	53,990
SKF AB	2,580	53,412
Volvo AB Class A	732	62,703
Volvo AB Class B	1,512	126,717

		579,234

SWITZERLAND – 1.70%
ABB Ltd. Registered	14,184	241,667
Adecco SA Registered	882	55,739

		297,406

UNITED KINGDOM – 5.50%
BAE Systems PLC	20,748	187,193
BBA Aviation PLC	2,724	15,013
Biffa PLC	2,280	15,383
British Airways PLC[a]	4,038	38,491
Bunzl PLC	1,985	27,993
Capita Group PLC	4,242	56,784
Cobham PLC	6,114	25,183
Cookson Group PLC	1,362	16,602
Experian Group Ltd.	6,630	76,137
FirstGroup PLC	2,784	36,284
Group 4 Securicor PLC	7,614	30,017
Hays PLC	9,978	30,677
IMI PLC	1,830	20,818
Invensys PLC[a]	5,364	30,563
Rentokil Initial PLC	12,180	38,939
Rolls-Royce Group PLC[a]	11,688	113,303
Rolls-Royce Group PLC Class Bb	575,720	1,129
Smiths Group PLC	3,726	75,126
Tomkins PLC	5,226	27,368
Wolseley PLC	4,200	98,111

		961,114

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
UNITED STATES – 51.35%
Allied Waste Industries Inc.[a]	1,824	$22,964
American Standard Companies Inc.	1,134	60,125
Avery Dennison Corp.	648	41,640
Boeing Co. (The)	5,142	457,175
Burlington Northern Santa Fe Corp.	2,346	188,689
C.H. Robinson Worldwide Inc.	1,194	57,013
Caterpillar Inc.	4,212	282,330
Cintas Corp.	960	34,656
Cooper Industries Ltd.	1,278	57,497
CSX Corp.	2,850	114,143
Cummins Inc.	342	49,494
Danaher Corp.	1,590	113,606
Deere & Co.	1,488	161,656
Donnelley (R.R.) & Sons Co.	1,494	54,665
Dover Corp.	1,326	64,722
Eaton Corp.	948	79,215
Emerson Electric Co.	5,502	237,081
Equifax Inc.	900	32,805
FedEx Corp.	2,058	221,091
Fluor Corp.	576	51,679
General Dynamics Corp.	2,628	200,779
General Electric Co.	66,726	2,359,432
Goodrich Corp.	804	41,390
Grainger (W.W.) Inc.	474	36,612
Honeywell International Inc.	5,154	237,393
Illinois Tool Works Inc.	2,736	141,178
Ingersoll-Rand Co. Class A	2,004	86,913
ITT Industries Inc.	1,200	72,384
L-3 Communications Holdings Inc.	798	69,801
Lockheed Martin Corp.	2,322	225,280
Masco Corp.	2,508	68,719
MonsterWorldwide Inc.[a]	876	41,496
Norfolk Southern Corp.	2,592	131,155
Northrop Grumman Corp.	2,256	167,440
PACCAR Inc.	1,632	119,789
Pall Corp.	804	30,552
Parker Hannifin Corp.	756	65,250
Pitney Bowes Inc.	1,584	71,898
Raytheon Co.	2,868	150,455
Robert Half International Inc.	1,164	43,080

Security	Shares or Principal	Value
Rockwell Automation Inc.	1,122	$67,174
Rockwell Collins Inc.	1,086	72,686
Ryder System Inc.	372	18,354
Southwest Airlines Co.	5,364	78,851
Terex Corp.[a]	600	43,056
Textron Inc.	840	75,432
3M Co.	4,806	367,323
Tyco International Ltd.	12,840	405,102
Union Pacific Corp.	1,764	179,134
United Parcel Service Inc. Class B	5,435	380,994
United Technologies Corp.	6,432	418,080
Waste Management Inc.	3,600	123,876

		8,973,304

TOTAL COMMON STOCKS (Cost: $15,383,084)		17,392,321

SHORT-TERM INVESTMENTS – 0.54%

CERTIFICATES OF DEPOSIT[d] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$977	977
Deutsche Bank AG
5.35%, 08/08/07	1,221	1,221

		2,198

COMMERCIAL PAPER[d] – 0.10%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[e]	464	469
BNP Paribas Finance Inc.
5.11%, 06/06/07	171	169
Bryant Park Funding LLC
5.28%, 04/23/07[e]	733	730
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[e]	366	365
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[e]	733	731
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[e]	2,036	2,025

78	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[e]	$1,179	$1,179
Five Finance Inc.
5.22%, 04/20/07[e]	225	224
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[e]	855	844
Giro Funding Corp.
5.29%, 04/23/07[e]	488	487
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[e]	952	945
Irish Permanent Treasury PLC
5.18%, 07/10/07[e]	244	241
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[e]	733	730
KKR Pacific Funding Trust
5.29%, 04/24/07[e]	366	365
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[e]	617	609
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[e]	1,102	1,096
Nationwide Building Society
5.21%, 04/13/07[e]	464	463
Nestle Capital Corp.
5.19%, 08/09/07	293	288
Park Granada LLC
5.50%, 04/02/07[e]	1,030	1,030
Park Sienna LLC
5.50%, 04/02/07[e]	98	98
Sedna Finance Inc.
5.22%, 04/17/07[e]	278	278
Simba Funding Corp.
5.20%, 07/23/07[e]	488	480
Societe Generale
5.18%, 05/16/07	1,221	1,213
Tulip Funding Corp.
5.30%, 04/26/07[e]	660	658

Security	Shares or Principal	Value
Variable Funding Capital Corp.
5.41%, 04/02/07[e]	$796	$796
Westpac Banking Corp.
5.20%, 07/12/07[e]	440	433
Zela Finance Inc.
5.20%, 07/16/07[e]	293	289

		17,235

MEDIUM-TERM NOTES[d] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	122	122
Cullinan Finance Corp.
5.71%, 06/28/07[e]	366	366
K2 USA LLC
5.39%, 06/04/07[e]	366	366
Sigma Finance Inc.
5.51%, 06/18/07[e]	400	400

		1,254

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[f,g]	10,896	10,896

		10,896

REPURCHASE AGREEMENTS[d] – 0.13%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,437 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,534, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,436	1,436
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $977 (collateralized by non-U.S. Government debt securities, value $1,007, 6.00% to 7.40%, 5/15/11 to 11/15/25).	977	977

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $928 (collateralized by U.S. Government obligations, value $947, 5.50%, 12/1/34).	$928	$928
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $733 (collateralized by non-U.S. Government debt securities, value $756, 1.00% to 10.00%, 10/17/18 to 11/25/52).	733	733
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,222 (collateralized by non-U.S. Government debt securities, value $1,334, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,221	1,221
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $49 (collateralized by non-U.S. Government debt securities, value $51, 4.50% to 7.84%, 12/1/07 to 7/15/21).	49	49
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,176 (collateralized by non-U.S. Government debt securities, value $3,380, 0.00% to 6.01%, 5/27/33 to 3/15/37).	3,175	3,175

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $537 (collateralized by non-U.S. Government debt securities, value $572, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$537	$537
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $293 (collateralized by non-U.S. Government debt securities, value $312, 0.00% to 6.01%, 5/27/33 to 3/15/37).	293	293
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,710 (collateralized by non-U.S. Government debt securities, value $1,797, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,709	1,709
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $977 (collateralized by non-U.S. Government debt securities, value $1,027, 0.00% to 8.85%, 8/15/09 to 10/15/49).	977	977
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,159 (collateralized by non-U.S. Government debt securities, value $1,203, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,158	1,158

80	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $488 (collateralized by non-U.S. Government debt securities, value $540, 5.65% to 9.49%, 1/1/17 to 6/1/48).	$488	$488
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $244 (collateralized by non-U.S. Government debt securities, value $257, 3.73% to 5.33%, 12/1/35 to 6/1/46).	244	244
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $122 (collateralized by non-U.S. Government debt securities, value $128, 4.70% to 8.75%, 6/1/10 to 3/15/32).	122	122
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $3,420 (collateralized by non-U.S. Government debt securities, value $4,349, 1.13% to 10.07%, 1/15/09 to 10/12/49).	3,418	3,418
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $488 (collateralized by non-U.S. Government debt securities, value $504, 3.60% to 10.13%, 7/15/07 to 7/1/26).	488	488

Security	Principal	Value
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,443 (collateralized by non-U.S. Government debt securities, value $2,569, 4.22% to 8.32%, 1/17/14 to 12/20/54).	$2,442	$2,442
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $488 (collateralized by non-U.S. Government debt securities, value $508, 0.00% to 10.00%, 4/1/07 to 3/31/37).	488	488
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $362 (collateralized by non-U.S. Government debt securities, value $465, 0.00% to 10.00%, 4/1/07 to 3/31/37).[h]	342	342
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,320 (collateralized by non-U.S. Government debt securities, value $1,386, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,319	1,319

		22,544

TIME DEPOSITS[d] – 0.03%
Bank of Montreal
5.25%, 04/02/07	989	989
Credit Suisse First Boston NY
5.32%, 04/03/07	2,442	2,442
Danske Bank
5.46%, 04/02/07	1,465	1,465
Deutsche Bank AG
5.25%, 04/02/07	855	855

		5,751

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[d] – 0.20%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[e]	$1,250	$1,252
American Express Centurion Bank
5.41%, 07/19/07	537	537
American Express Credit Corp.
5.42%, 03/05/08	147	147
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1	1
Arkle Master Issuer PLC
5.30%, 11/19/07[e]	366	366
ASIF Global Financing
5.40%, 05/03/07[e]	49	49
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[e]	317	317
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[e]	708	708
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[e]	1,245	1,245
BMW US Capital LLC
5.32%, 04/15/08[e]	488	488
BNP Paribas
5.33%, 11/19/07[e]	903	903
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[e]	469	469
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[e]	317	318
CC USA Inc.
5.35%, 07/30/07[e]	244	244
Commodore CDO Ltd.
5.42%, 12/12/07[e]	105	105
Credit Agricole SA
5.33%, 11/23/07	488	488
Cullinan Finance Corp.
5.36%, 04/25/07[e]	122	122

Security	Principal	Value
DaimlerChrysler Auto Trust Series
2006-C Class A1
5.33%, 10/08/07[e]	$23	$23
DEPFA Bank PLC
5.39%, 12/14/07[e]	488	488
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[e]	562	562
Fifth Third Bancorp
5.32%, 02/22/08[e]	977	977
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[e]	317	317
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	513	513
Granite Master Issuer PLC
5.29%, 08/20/07[e]	1,709	1,709
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[e]	1,123	1,119
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	733	732
HBOS Treasury Services PLC
5.41%, 01/24/08[e]	488	488
Holmes Financing PLC
5.29%, 07/16/07[e]	855	855
JP Morgan Securities Inc.
5.52%, 11/16/07	977	977
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[h]	1,343	1,343
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[e]	366	366
Kestrel Funding LLC
5.30%, 07/11/07[e]	195	195
Kommunalkredit Austria AG
5.32%, 02/08/08[e]	293	293
Leafs LLC
5.32%, 01/22/08[e]	472	472

82	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[e]	$537	$537
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[e]	172	172
Marshall & Ilsley Bank
5.32%, 02/15/08	269	269
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[e]	884	884
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[h]	537	537
Metropolitan Life Global Funding I
5.35%, 04/04/08[e]	733	733
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[e,h]	49	49
Mound Financing PLC
5.29%, 05/08/07[e]	459	459
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[e]	781	781
National City Bank of Indiana
5.34%, 05/21/07	244	244
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[e]	1,612	1,611
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[e]	490	489
Northern Rock PLC
5.38%, 02/01/08[e]	586	586
Pricoa Global Funding I
5.31%, 02/27/08[e]	659	659
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[e]	708	708
Skandinaviska Enskilda Banken
5.32%, 02/15/08[e]	488	488
Strips III LLC
5.37%, 07/24/07[e]	96	96
SunTrust Bank
5.29%, 05/01/07	488	488

Security	Principal	Value
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[e]	$1,192	$1,192
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[e]	317	317
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[e]	531	531
Wachovia Bank N.A.
5.48%, 05/22/07	1,236	1,236
Wal-Mart Stores Inc.
5.50%, 07/16/07[e]	366	366
Wells Fargo & Co.
5.33%, 11/15/07[e]	244	244
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[e]	366	366
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[e]	1,465	1,466
Wind Master Trust
5.31%, 07/25/07[e]	195	195

		34,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $94,769)		94,769

TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $15,477,853)		17,487,090

Other Assets, Less Liabilities – (0.08)%		(13,504)

NET ASSETS – 100.00%		$17,473,586

ADR – American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.58%

AUSTRALIA – 9.06%
Alumina Ltd.	47,811	$282,342
Amcor Ltd.	42,674	260,280
BHP Billiton Ltd.	148,692	3,590,412
BlueScope Steel Ltd.	28,340	240,392
Boral Ltd.	29,973	199,521
Newcrest Mining Ltd.	15,135	290,876
Orica Ltd.	15,795	323,466
Rinker Group Ltd.	39,995	583,195
Rio Tinto Ltd.	11,789	750,566
Zinifex Ltd.	19,784	252,204

		6,773,254

BELGIUM – 0.50%
Solvay SA	2,458	376,407

		376,407

BRAZIL – 3.97%
Companhia Siderurgica Nacional SA SP ADR	6,849	293,411
Companhia Vale do Rio Doce ADR	30,548	1,129,971
Companhia Vale do Rio Doce SP ADR	40,975	1,281,698
Gerdau SA SP ADR	14,495	262,794

		2,967,874

CANADA – 7.24%
Agnico-Eagle Mines Ltd.	1,520	53,796
Agrium Inc.	6,411	246,459
Alcan Inc.	15,577	812,572
Barrick Gold Corp.	37,348	1,066,392
Fording Canadian Coal Trust	212	4,767
Goldcorp Inc.	30,722	737,925
IPSCO Inc.	1,883	247,362
Kinross Gold Corp.[a]	24,966	344,956
Lundin Mining Corp.[a]	2,396	26,688
Nova Chemicals Corp.	5,123	158,488
Novelis Inc.	3,280	145,427
Potash Corp. of Saskatchewan Inc.	4,686	747,794
Teck Cominco Ltd. Class B	9,024	629,603
Yamana Gold Inc.	13,121	189,823

		5,412,052

Security	Shares	Value
CHILE – 0.34%
Sociedad Quimica y Minera de
Chile SA SP ADR	1,753	$255,938

		255,938

FINLAND – 1.35%
Stora Enso OYJ Class R	25,848	447,298
UPM-Kymmene OYJ	22,022	559,029

		1,006,327

FRANCE – 3.31%
Lafarge SA	7,550	1,182,806
L’Air Liquide SA	5,331	1,295,086

		2,477,892

GERMANY – 7.96%
BASF AG	22,064	2,475,345
Bayer AG	33,302	2,120,745
Linde AG	4,872	523,045
ThyssenKrupp AG	16,850	830,803

		5,949,938

IRELAND – 1.36%
CRH PLC	23,941	1,019,810

		1,019,810

JAPAN – 12.52%
Asahi Kasei Corp.	55,000	399,661
JFE Holdings Inc.	22,500	1,328,181
JSR Corp.	11,400	262,613
Kobe Steel Ltd.	100,000	402,287
Kuraray Co. Ltd.	6,000	64,688
Mitsubishi Chemical Holdings Corp.	50,000	424,730
Mitsubishi Materials Corp.	48,000	227,245
Mitsui Chemicals Inc.	34,000	296,591
Mitsui Mining & Smelting Co. Ltd.	25,000	136,989
Nippon Paper Group Inc.	47	166,784
Nippon Steel Corp.	247,000	1,732,086
Oji Paper Co. Ltd.	42,000	222,316
Shin-Etsu Chemical Co. Ltd.	16,800	1,023,011
Sumitomo Chemical Co. Ltd.	66,000	497,480
Sumitomo Metal Industries Ltd.	166,000	856,185
Sumitomo Metal Mining Co. Ltd.	25,000	481,685
Teijin Ltd.	49,000	275,969
Toray Industries Inc.	58,000	418,514
Toyo Seikan Kaisha Ltd.	7,500	150,858

		9,367,873

84	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
MEXICO – 1.41%
Cemex SA de CV Series CPO[a]	319,500	$1,051,508

		1,051,508
NETHERLANDS – 4.12%
Akzo Nobel NV	12,682	959,721
Arcelor Mittal	32,630	1,726,558
Koninklijke DSM NV	8,861	395,615

		3,081,894
PORTUGAL – 0.17%
CIMPOR-Cimentos de Portugal SGPS SA	15,176	126,866

		126,866
SOUTH KOREA – 1.97%
POSCO ADR	14,182	1,474,219

		1,474,219
SPAIN – 0.23%
Acerinox SA	6,912	175,277

		175,277
SWEDEN – 0.69%
Holmen AB Class B	1,928	79,004
Svenska Cellulosa AB Class B	8,156	434,763

		513,767
SWITZERLAND – 3.10%
Ciba Specialty Chemicals AG Registered	2,883	189,043
Clariant AG Registered[a]	10,777	184,060
Givaudan SA Registered	253	232,939
Holcim Ltd. Registered	8,535	850,843
Syngenta AG Registered[a]	4,509	858,734

		2,315,619
TAIWAN – 1.31%
China Steel Corp. Sponsored GDR	44,618	981,596

		981,596
UNITED KINGDOM – 16.34%
Anglo American PLC	66,615	3,497,643
BHP Billiton PLC	107,561	2,390,231
Corus Group PLC	38,376	456,881
Hanson PLC	29,376	471,016
Imperial Chemical Industries PLC	53,517	524,828
Johnson Matthey PLC	9,140	282,525

Security	Shares	Value
Lonmin PLC	5,509	$358,729
Rexam PLC	25,293	272,846
Rio Tinto PLC	46,004	2,618,473
Xstrata PLC	26,270	1,345,824

		12,218,996
UNITED STATES – 22.63%
Air Products & Chemicals Inc.	9,677	715,711
Alcoa Inc.	37,254	1,262,911
Allegheny Technologies Inc.	4,307	459,514
Ashland Inc.	560	36,736
Ball Corp.	4,894	224,390
Bemis Co. Inc.	3,819	127,516
Dow Chemical Co. (The)	41,932	1,923,002
Du Pont (E.I.) de Nemours and Co.	40,434	1,998,653
Eastman Chemical Co.	3,931	248,950
Ecolab Inc.	7,941	341,463
Freeport-McMoRan Copper & Gold Inc.	16,008	1,059,570
Hercules Inc.[a]	5,384	105,203
International Flavors & Fragrances Inc.	3,706	174,997
International Paper Co.	18,907	688,215
MeadWestvaco Corp.	7,899	243,605
Monsanto Co.	23,633	1,298,870
Newmont Mining Corp.	19,755	829,512
Nucor Corp.	12,530	816,079
Pactiv Corp.[a]	6,240	210,538
PPG Industries Inc.	7,479	525,848
Praxair Inc.	14,244	896,802
Rohm & Haas Co.	6,628	342,800
Sealed Air Corp.	7,162	226,319
Sigma-Aldrich Corp.	6,054	251,362
Temple-Inland Inc.	4,646	277,552
United States Steel Corp.	4,999	495,751
Vulcan Materials Co.	4,011	467,201
Weyerhaeuser Co.	9,051	676,472

		16,925,542

TOTAL COMMON STOCKS (Cost: $67,933,324)		74,472,649

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[b,c]	10,120	$10,120

		10,120

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,120)		10,120

TOTAL INVESTMENTS IN SECURITIES – 99.59% (Cost: $67,943,444)		74,482,769

Other Assets, Less Liabilities – 0.41%		308,062

NET ASSETS – 100.00%		$74,790,831

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

86	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.12%

CANADA – 1.41%
Celestica Inc.[a]	14,007	$85,597
Cognos Inc.[a]	7,935	312,269
Nortel Networks Corp.[a]	32,154	771,205
Research in Motion Ltd.[a]	11,759	1,605,376

		2,774,447

FINLAND – 3.47%
Nokia OYJ	298,836	6,854,017

		6,854,017

FRANCE – 2.04%
Alcatel-Lucent	170,203	1,996,044
Cap Gemini SA	10,794	818,857
Dassault Systemes SA	4,830	258,786
STMicroelectronics NV	49,266	945,014

		4,018,701

GERMANY – 1.91%
Infineon Technologies AGa	57,962	898,869
SAP AG	64,584	2,868,852

		3,767,721

JAPAN – 10.86%
Advantest Corp.	13,800	611,256
Canon Inc.	89,700	4,808,816
Fujitsu Ltd.	140,000	930,764
Hirose Electric Co. Ltd.	2,300	276,019
Hitachi Ltd.	229,000	1,772,653
Hoya Corp.	31,300	1,036,485
Keyence Corp.	2,300	517,950
Konica Minolta Holdings Inc.	39,500	517,857
Kyocera Corp.	11,400	1,072,657
Murata Manufacturing Co. Ltd.	14,700	1,070,675
NEC Corp.	152,000	813,585
Nintendo Co. Ltd.	8,100	2,349,566
NTT Data Corp.	94	476,866
Ricoh Co. Ltd.	45,000	1,011,857
Rohm Co. Ltd.	7,300	660,911
TDK Corp.	9,200	796,308
Tokyo Electron Ltd.	12,200	851,391
Toshiba Corp.	215,000	1,433,030
Yahoo! Japan Corp.[a]	1,173	403,832

		21,412,478

Security	Shares	Value
NETHERLANDS – 0.46%
ASML Holding NVa	37,122	$913,682

		913,682

SOUTH KOREA – 2.97%
Samsung Electronics Co. Ltd. GDR[b]	19,227	5,849,815

		5,849,815

SWEDEN – 2.03%
Telefonaktiebolaget LM Ericsson Class B	1,092,232	4,000,850

		4,000,850

TAIWAN – 3.36%
Taiwan Semiconductor
Manufacturing Co. Ltd. SP ADR	427,493	4,595,550
United Microelectronics Corp. SP ADR	641,793	2,040,902

		6,636,452

UNITED KINGDOM – 0.77%
ARM Holdings PLC	110,952	291,605
Electrocomponents PLC	34,500	195,895
LogicaCMG PLC	110,193	384,706
Misys PLC	39,951	187,080
Sage Group PLC	91,632	464,133

		1,523,419

UNITED STATES – 70.84%
ADC Telecommunications Inc.[a]	7,383	123,590
Adobe Systems Inc.[a]	43,125	1,798,312
Advanced Micro Devices Inc.[a,c]	40,641	530,771
Affiliated Computer Services Inc. Class Aa	6,892	405,801
Agilent Technologies Inc.[a]	30,567	1,029,802
Altera Corp.[a]	26,496	529,655
Analog Devices Inc.	25,737	887,669
Apple Inc.[a]	63,600	5,909,076
Applied Materials Inc.	102,672	1,880,951
Autodesk Inc.[a]	16,960	637,696
Automatic Data Processing Inc.	39,967	1,934,403
Avaya Inc.[a]	33,327	393,592
BMC Software Inc.[a]	16,629	512,007
Broadcom Corp. Class Aa	35,187	1,128,447
CA Inc.	29,739	770,537

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
Ciena Corp.[a]	6,141	$171,641
Cisco Systems Inc.[a]	444,692	11,352,987
Citrix Systems Inc.[a]	13,524	433,174
Cognizant Technology Solutions Corp.[a]	10,557	931,866
Computer Sciences Corp.[a]	12,075	629,470
Compuware Corp.[a]	25,669	243,599
Convergys Corp.[a]	10,350	262,993
Corning Inc.[a]	115,885	2,635,225
Dell Inc.[a]	163,806	3,801,937
eBay Inc.[a]	84,585	2,803,993
Electronic Arts Inc.[a]	22,356	1,125,848
Electronic Data Systems Corp.	37,605	1,040,906
EMC Corp.[a]	159,182	2,204,671
Fidelity National Information Services Inc.	11,109	505,015
First Data Corp.	54,648	1,470,031
Fiserv Inc.[a]	12,367	656,193
Google Inc. Class Aa	16,072	7,363,548
Hewlett-Packard Co.	198,736	7,977,263
Intel Corp.	424,805	8,126,520
International Business Machines Corp.	110,153	10,383,022
Intuit Inc.[a]	26,358	721,155
Jabil Circuit Inc.	13,869	296,935
JDS Uniphase Corp.[a]	15,420	234,847
Juniper Networks Inc.[a]	42,234	831,165
KLA-Tencor Corp.	14,973	798,360
Lexmark International Inc. Class Aa,c	7,728	451,779
Linear Technology Corp.	21,942	693,148
LSI Logic Corp.[a]	56,065	585,319
Maxim Integrated Products Inc.	23,322	685,667
Micron Technology Inc.[a]	55,476	670,150
Microsoft Corp.	632,438	17,626,047
Molex Inc.	12,351	348,298
Motorola Inc.	176,640	3,121,229
National Semiconductor Corp.	22,002	531,128
NCR Corp.[a]	12,903	616,376
Network Appliance Inc.[a]	27,807	1,015,512
Novell Inc.[a]	23,805	171,872

Security	Shares or Principal	Value
Novellus Systems Inc.[a]	9,729	$311,523
NVIDIA Corp.[a]	26,634	766,527
Oracle Corp.[a]	295,320	5,354,152
Paychex Inc.	24,495	927,626
PMC-Sierra Inc.[a]	15,594	109,314
QLogic Corp.[a]	12,834	218,178
QUALCOMM Inc.	120,776	5,152,304
Sabre Holdings Corp.	9,246	302,807
SanDisk Corp.[a]	16,896	740,045
Sanmina-SCI Corp.[a]	38,709	140,127
Solectron Corp.[a]	67,827	213,655
Sun Microsystems Inc.[a]	267,885	1,609,989
Symantec Corp.[a]	69,082	1,195,119
Tektronix Inc.	5,934	167,101
Tellabs Inc.[a]	32,706	323,789
Teradyne Inc.[a]	15,318	253,360
Texas Instruments Inc.	108,398	3,262,780
Unisys Corp.[a]	24,288	204,748
VeriSign Inc.[a]	17,802	447,186
Western Union Co.	57,580	1,263,881
Xerox Corp.[a]	73,554	1,242,327
Xilinx Inc.	25,944	667,539
Yahoo! Inc.[a]	90,183	2,821,826

		139,687,101

TOTAL COMMON STOCKS (Cost: $194,486,543)		197,438,683

SHORT-TERM INVESTMENTS – 0.15%

CERTIFICATES OF DEPOSIT[d] – 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$793	793
Deutsche Bank AG
5.35%, 08/08/07	992	992

		1,785

COMMERCIAL PAPER[d] – 0.01%
Amstel Funding Corp.
5.22%,
04/16/07 - 04/17/07[b]	377	365
BNP Paribas Finance Inc.
5.11%, 06/06/07	139	138

88	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Bryant Park Funding LLC
5.28%, 04/23/07[b]	$595	$593
Cheyne Finance LLC
5.24%,
04/12/07 - 04/23/07[b]	298	297
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[b]	595	594
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[b]	1,654	1,646
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[b]	958	958
Five Finance Inc.
5.22%, 04/20/07[b]	183	182
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[b]	694	686
Giro Funding Corp.
5.29%, 04/23/07[b]	397	396
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[b]	774	768
Irish Permanent Treasury PLC
5.18%, 07/10/07[b]	198	196
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[b]	595	593
KKR Pacific Funding Trust
5.29%, 04/24/07[b]	298	297
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[b]	501	495
Lockhart Funding LLC
5.25%,
05/04/07 - 05/14/07[b]	895	891
Nationwide Building Society
5.21%, 04/13/07[b]	377	376
Nestle Capital Corp.
5.19%, 08/09/07	238	234
Park Granada LLC
5.50%, 04/02/07[b]	836	837
Park Sienna LLC
5.50%, 04/02/07[b]	79	79

Security	Shares or Principal	Value
Sedna Finance Inc.
5.22%, 04/17/07[b]	$226	$226
Simba Funding Corp.
5.20%, 07/23/07[b]	397	390
Societe Generale
5.18%, 05/16/07	992	986
Tulip Funding Corp.
5.30%, 04/26/07[b]	536	534
Variable Funding Capital Corp.
5.41%, 04/02/07[b]	646	646
Westpac Banking Corp.
5.20%, 07/12/07[b]	357	352
Zela Finance Inc.
5.20%, 07/16/07[b]	238	234

		13,989

MEDIUM-TERM NOTES[d] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	99	99
Cullinan Finance Corp.
5.71%, 06/28/07[b]	298	298
K2 USA LLC
5.39%, 06/04/07[b]	298	298
Sigma Finance Inc.
5.51%, 06/18/07[b]	325	325

		1,020

MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	226,493	226,493

		226,493

REPURCHASE AGREEMENTS[d] – 0.01%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,167 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,247, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,166	1,166

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $794 (collateralized by non-U.S. Government debt securities, value $818, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$794	$794
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $754 (collateralized by U.S. Government obligations, value $770, 5.50%, 12/1/34).	754	754
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $595 (collateralized by non-U.S. Government debt securities, value $614, 1.00% to 10.00%, 10/17/18 to 11/25/52).	595	595
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $992 (collateralized by non-U.S. Government debt securities, value $1,084, 4.50% to 7.84%, 12/1/07 to 7/15/21).	992	992
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $40 (collateralized by non-U.S. Government debt securities, value $42, 4.50% to 7.84%, 12/1/07 to 7/15/21).	40	40
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,580 (collateralized by non-U.S. Government debt securities, value $2,746, 0.00% to 6.01%, 5/27/33 to 3/15/37).	2,579	2,579

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $436 (collateralized by non-U.S. Government debt securities, value $465, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$436	$436
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $238 (collateralized by non-U.S. Government debt securities, value $253, 0.00% to 6.01%, 5/27/33 to 3/15/37).	238	238
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,390 (collateralized by non-U.S. Government debt securities, value $1,460, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,389	1,389
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $794 (collateralized by non-U.S. Government debt securities, value $834, 0.00% to 8.85%, 8/15/09 to 10/15/49).	794	794
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $941 (collateralized by non-U.S. Government debt securities, value $977, 0.00% to 5.68%, 4/17/07 to 1/25/47).	941	941
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $397 (collateralized by non-U.S. Government debt securities, value $439, 5.65% to 9.49%, 1/1/17 to 6/1/48).	397	397

90	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $198 (collateralized by non-U.S. Government debt securities, value $209, 3.73% to 5.33%, 12/1/35 to 6/1/46).	$198	$198
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $99 (collateralized by non-U.S. Government debt securities, value $104, 4.70% to 8.75%, 6/1/10 to 3/15/32).	99	99
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $2,779 (collateralized by non-U.S. Government debt securities, value $3,533, 1.13% to 10.07%, 1/15/09 to 10/12/49).	2,778	2,778
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $397 (collateralized by non-U.S. Government debt securities, value $409, 3.60% to 10.13%, 7/15/07 to 7/1/26).	397	397
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,985 (collateralized by non-U.S. Government debt securities, value $2,087, 4.22% to 8.32%, 1/17/14 to 12/20/54).	1,984	1,984
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $397 (collateralized by non-U.S. Government debt securities, value $413, 0.00% to 10.00%, 4/1/07 to 3/31/37).	397	397

Security	Principal	Value
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $294 (collateralized by non-U.S. Government debt securities, value $378, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	$278	$278
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,071 (collateralized by non-U.S. Government debt securities, value $1,126, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,071	1,071

		18,317

TIME DEPOSITS[d] – 0.00%
Bank of Montreal
5.25%, 04/02/07	804	804
Credit Suisse First Boston NY
5.32%, 04/03/07	1,984	1,984
Danske Bank
5.46%, 04/02/07	1,190	1,190
Deutsche Bank AG
5.25%, 04/02/07	695	695

		4,673

VARIABLE & FLOATING RATE NOTES[d] – 0.01%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[b]	1,016	1,015
American Express Centurion Bank
5.41%, 07/19/07	436	437
American Express Credit Corp.
5.42%, 03/05/08	119	119
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1	1
Arkle Master Issuer PLC
5.30%, 11/19/07[b]	298	298
ASIF Global Financing
5.40%, 05/03/07[b]	40	40
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[b]	258	258

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[b]	$575	$576
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[b]	1,012	1,012
BMW US Capital LLC
5.32%, 04/15/08[b]	397	397
BNP Paribas
5.33%, 11/19/07[b]	734	734
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[b]	381	381
Carlyle Loan Investment Ltd.
5.37%,
05/15/07 - 07/15/07[b]	258	258
CC USA Inc.
5.35%, 07/30/07[b]	198	198
Commodore CDO Ltd.
5.42%, 12/12/07[b]	85	85
Credit Agricole SA
5.33%, 11/23/07	397	397
Cullinan Finance Corp.
5.36%, 04/25/07[b]	99	99
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[b]	18	18
DEPFA Bank PLC
5.39%, 12/14/07[b]	397	397
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[b]	456	456
Fifth Third Bancorp
5.32%, 02/22/08[b]	794	794
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[b]	258	258
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	417	417
Granite Master Issuer PLC
5.29%, 08/20/07[b]	1,389	1,389

Security	Principal	Value
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[b]	$913	$908
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	595	595
HBOS Treasury Services PLC
5.41%, 01/24/08[b]	397	397
Holmes Financing PLC
5.29%, 07/16/07[b]	694	694
JP Morgan Securities Inc.
5.52%, 11/16/07	794	794
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[g]	1,091	1,092
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[b]	298	298
Kestrel Funding LLC
5.30%, 07/11/07[b]	159	159
Kommunalkredit Austria AG
5.32%, 02/08/08[b]	238	238
Leafs LLC
5.32%, 01/22/08[b]	384	384
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[b]	436	437
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[b]	140	140
Marshall & Ilsley Bank
5.32%, 02/15/08	218	218
Master Funding LLC
5.35%,
04/25/07 - 05/25/07[b]	718	718
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	436	436
Metropolitan Life Global Funding I
5.35%, 04/04/08[b]	595	595
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[b,g]	40	40
Mound Financing PLC
5.29%, 05/08/07[b]	373	373

92	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2007

Security	Principal	Value
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[b]	$635	$635
National City Bank of Indiana
5.34%, 05/21/07	198	198
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[b]	1,309	1,310
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[b]	398	398
Northern Rock PLC
5.38%, 02/01/08[b]	476	476
Pricoa Global Funding I
5.31%, 02/27/08[b]	536	536
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[b]	575	576
Skandinaviska Enskilda Banken
5.32%, 02/15/08[b]	397	397
Strips III LLC
5.37%, 07/24/07[b]	78	78
SunTrust Bank
5.29%, 05/01/07	397	397
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[b]	968	969
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[b]	258	258
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[b]	431	432
Wachovia Bank N.A.
5.48%, 05/22/07	1,004	1,004
Wal-Mart Stores Inc.
5.50%, 07/16/07[b]	298	298
Wells Fargo & Co.
5.33%, 11/15/07[b]	198	198
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[b]	298	298

Security	Shares or Principal	Value
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[b]	$1,190	$1,189
Wind Master Trust
5.31%, 07/25/07[b]	159	159

		28,356

TOTAL SHORT-TERM INVESTMENTS (Cost: $294,633)		294,633

TOTAL INVESTMENTS IN SECURITIES – 100.27% (Cost: $194,781,176)		197,733,316

SHORT POSITIONS[h] – (0.10)%

COMMON STOCKS – (0.10)%
Broadridge Financial Solutions Inc.	(9,991)	(196,823)

		(196,823)

TOTAL SHORT POSITIONS (Proceeds: $196,520)		(196,823)

Other Assets, Less Liabilities – (0.17)%		(344,578)

NET ASSETS – 100.00%		$197,191,915

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

[h]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.74%

AUSTRALIA – 2.46%
Telstra Corp. Ltd.	1,015,229	$3,821,912
Telstra Corp. Ltd. Installment Receipt	726,117	1,882,965

		5,704,877

AUSTRIA – 0.66%
Telekom Austria AG	61,983	1,543,737

		1,543,737

BELGIUM – 0.61%
Belgacom SA	31,879	1,410,988

		1,410,988

BRAZIL – 0.41%
Brasil Telecom Participacoes SA ADR	7,739	348,952
Tele Norte Leste Participacoes SA ADR	44,091	610,219

		959,171

CANADA – 4.20%
BCE Inc.	137,030	3,878,152
Rogers Communications Inc. Class B	89,673	2,937,410
TELUS Corp.	57,510	2,936,193

		9,751,755

CHILE – 0.09%
Compania de Telecomunicaciones de Chile SA SP ADR	21,814	203,306

		203,306

FRANCE – 4.92%
Bouygues SA	46,576	3,586,679
France Telecom SA	298,129	7,845,812

		11,432,491

GERMANY – 3.60%
Deutsche Telekom AG	507,011	8,355,357

		8,355,357

GREECE – 0.60%
Hellenic Telecommunications Organization SA SP ADR[a]	101,899	1,401,111

		1,401,111

Security	Shares	Value
HONG KONG – 3.34%
China Mobile Ltd.	852,000	$7,746,694

		7,746,694

ITALY – 2.18%
Telecom Italia SpA	1,783,779	5,069,509

		5,069,509

JAPAN – 7.62%
Nippon Telegraph & Telephone Corp.	1,767	9,323,235
NTT DoCoMo Inc.	2,840	5,243,447
SoftBank Corp.[a]	121,700	3,123,023

		17,689,705

MEXICO – 3.63%
America Movil SAB de CV Series L	21,300	51,144
America Movil SAB de CV Series L ADR	140,282	6,704,077
Telefonos de Mexico SP ADR	50,207	1,676,914

		8,432,135

NETHERLANDS – 2.22%
Koninklijke KPN NV	332,848	5,166,203

		5,166,203

NEW ZEALAND – 0.24%
Telecom Corp. of New Zealand Ltd.	164,649	554,659

		554,659

NORWAY – 1.00%
Telenor ASA	130,640	2,311,417

		2,311,417

PORTUGAL – 1.11%
Portugal Telecom SGPS SP ADR	191,039	2,567,564

		2,567,564

SINGAPORE – 0.87%
Singapore Telecommunications Ltd.	940,550	2,031,747

		2,031,747

SOUTH KOREA – 0.62%
SK Telecom Co. Ltd. ADR	61,656	1,443,984

		1,443,984

SPAIN – 7.87%
Telefonica SA	831,836	18,270,425

		18,270,425

94	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
SWEDEN – 1.15%
TeliaSonera AB	310,128	$2,663,191

		2,663,191
SWITZERLAND – 0.66%
Swisscom AG Registered	506	182,061
Swisscom AG SP ADR	37,648	1,360,975

		1,543,036
TAIWAN – 0.67%
Chunghwa Telecom Co. Ltd. SP ADR	78,261	1,558,959

		1,558,959
UNITED KINGDOM – 14.41%
BT Group PLC	1,397,990	8,328,666
Cable & Wireless PLC	409,389	1,337,723
Vodafone Group PLC	8,954,733	23,798,360

		33,464,749
UNITED STATES – 34.60%
Alltel Corp.	63,048	3,908,977
AT&T Inc.	1,058,113	41,721,396
CenturyTel Inc.	19,525	882,335
Citizens Communications Co.	55,593	831,115
Embarq Corp.	25,134	1,416,301
Qwest Communications International Inc.[a]	268,136	2,410,543
Sprint Nextel Corp.	491,391	9,316,773
Verizon Communications Inc.	493,024	18,695,470
Windstream Corp.	80,230	1,178,579

		80,361,489

TOTAL COMMON STOCKS (Cost: $197,899,558)		231,638,259

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[b,c]	82,344	82,344

		82,344

TOTAL SHORT-TERM INVESTMENTS (Cost: $82,344)		82,344

Value
TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $197,981,902)	$231,720,603

Other Assets, Less Liabilities – 0.22%	516,946

NET ASSETS – 100.00%	$232,237,549

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Schedule of Investments

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.55%

AUSTRALIA – 0.32%
AGL Energy Ltd.	6,723	$87,605

		87,605

BRAZIL – 0.88%
Centrais Eletricas Brasileiras SA ADR	4,617	50,548
Centrais Eletricas Brasileiras SA SP ADR	4,972	55,771
Companhia Energetica de Minas Gerais SP ADR	2,166	105,376
Companhia Paranaense de Energia SP ADR	2,349	27,295

		238,990

CANADA – 0.33%
TransAlta Corp.	4,120	89,282

		89,282

CHILE – 0.65%
Empresa Nacional de Electricidad SA SP ADR	2,189	87,866
Enersis SA SP ADR	5,464	89,009

		176,875

FINLAND – 1.05%
Fortum OYJ	9,841	285,970

		285,970

FRANCE – 9.09%
Electricite de France	5,001	417,798
Suez SA	28,714	1,509,030
Veolia Environnement	7,269	538,573

		2,465,401

GERMANY – 11.83%
E.ON AG	15,511	2,101,499
RWE AG	10,479	1,104,631

		3,206,130

HONG KONG – 2.48%
CLP Holdings Ltd.	40,500	295,681
Hong Kong & China Gas Co. Ltd. (The)	95,000	212,266
Hongkong Electric Holdings Ltd.	32,000	164,213

		672,160

Security	Shares	Value
ITALY – 3.96%
Enel SpA	93,038	$992,019
Snam Rete Gas SpA	12,747	80,641

		1,072,660

JAPAN – 9.30%
Chubu Electric Power Co. Inc.	13,600	466,483
Kansai Electric Power Co. Inc. (The)	16,200	465,111
Kyushu Electric Power Co. Inc.	8,600	243,997
Osaka Gas Co. Ltd.	50,000	193,521
Tokyo Electric Power Co. Inc. (The)	24,600	839,619
Tokyo Gas Co. Ltd.	56,000	311,599

		2,520,330

PORTUGAL – 0.92%
Energias de Portugal SA	46,665	249,715

		249,715

SPAIN – 5.49%
Gas Natural SDG SA	7,097	332,068
Iberdrola SA	20,300	956,321
Union Fenosa SA	3,732	200,552

		1,488,941

UNITED KINGDOM – 14.28%
Centrica PLC	89,808	680,800
Drax Group PLC	8,808	135,959
International Power PLC	37,179	289,132
National Grid PLC	66,784	1,044,620
Scottish & Southern Energy PLC	21,120	638,339
Scottish Power PLC	36,460	572,087
Severn Trent PLC	6,095	171,426
United Utilities PLC	22,801	337,865

		3,870,228

UNITED STATES – 38.97%
AES Corp. (The)[a]	15,076	324,435
Allegheny Energy Inc.[a]	3,715	182,555
Ameren Corp.	4,708	236,812
American Electric Power Co. Inc.	8,808	429,390
CenterPoint Energy Inc.	7,279	130,585
CMS Energy Corp.	5,639	100,374
Consolidated Edison Inc.	5,811	296,710
Constellation Energy Group Inc.	3,847	334,497
Dominion Resources Inc.	7,816	693,826

96	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2007

Security	Shares	Value
DTE Energy Co.	4,070	$194,953
Duke Energy Corp.	28,258	573,355
Dynegy Inc. Class Aa	9,365	86,720
Edison International	7,462	366,608
Entergy Corp.	4,090	429,123
Exelon Corp.	14,863	1,021,237
FirstEnergy Corp.	7,047	466,793
FPL Group Inc.	8,403	514,011
Integrys Energy Group Inc.	1,759	97,642
KeySpan Corp.	4,100	168,715
Nicor Inc.	1,215	58,830
NiSource Inc.	6,024	147,227
PG&E Corp.	7,867	379,740
Pinnacle West Capital Corp.	2,207	106,488
PPL Corp.	8,515	348,263
Progress Energy Inc.	5,690	287,004
Public Service Enterprise Group Inc.	5,740	476,650
Questar Corp.	1,974	176,101
Sempra Energy	5,670	345,927
Southern Co. (The)	16,767	614,511
TECO Energy Inc.	4,900	84,329
TXU Corp.	10,327	661,961
Xcel Energy Inc.	9,254	228,481

		10,563,853

TOTAL COMMON STOCKS (Cost: $23,810,269)		26,988,140

SHORT-TERM INVESTMENTS – 0.03%

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[b,c]	9,220	9,220

		9,220

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,220)		9,220

TOTAL INVESTMENTS IN SECURITIES – 99.58% (Cost: $23,819,489)		26,997,360

Other Assets, Less Liabilities – (0.42)%		113,365

NET ASSETS – 100.00%		$27,110,725

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	97

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.52%

AUSTRIA – 0.39%
Erste Bank der Oesterreichischen
Sparkassen AG	64,968	$5,041,910
OMV AG	48,141	3,021,508
Telekom Austria AG	82,284	2,049,350

		10,112,768

BELGIUM – 1.96%
AGFA-Gevaert NV	24,023	540,112
Belgacom SA	82,752	3,662,665
Delhaize Group	28,038	2,568,181
Dexia SA	230,874	6,865,706
Fortis	370,659	16,869,439
Groupe Bruxelles Lambert SA	26,354	3,072,756
InBev	59,841	4,305,480
KBC Group NV	64,530	7,998,066
Solvay SA	18,231	2,791,813
UCB SA	25,470	1,477,214

		50,151,432

DENMARK – 0.70%
A.P. Moller-Maersk A/S	287	2,984,029
Danske Bank A/S	131,829	6,111,481
Novo Nordisk A/S Class B	61,245	5,569,120
Vestas Wind Systems A/Sa,b	60,777	3,393,028

		18,057,658

FINLAND – 1.71%
Fortum OYJ	129,276	3,756,632
Metso OYJ	36,605	1,927,143
Nokia OYJ[b]	1,187,789	27,242,789
Sampo OYJ	123,426	3,732,862
Stora Enso OYJ Class R	188,415	3,260,512
UPM-Kymmene OYJ	154,272	3,916,199

		43,836,137

FRANCE – 14.86%
Accor SA	65,904	6,276,069
Alcatel-Lucent	48,802	572,322
ALSTOM[a]	31,782	4,110,087
Assurances Generales de France	23,826	3,976,232
AXA	524,600	22,164,718

Security	Shares	Value
BNP Paribas	238,896	$24,864,921
Bouygues SA	79,447	6,117,977
Cap Gemini SA	43,467	3,297,504
Carrefour SA	178,119	12,981,395
Casino Guichard-Perrachon SA	14,955	1,504,597
Christian Dior SA	16,111	1,951,600
Compagnie de Saint-Gobain	100,515	9,790,186
Compagnie Generale des Etablissements Michelin Class B	43,461	4,782,717
Credit Agricole SA	189,671	7,369,907
Dassault Systemes SA	27,313	1,463,398
Electricite de France	71,988	6,014,092
Essilor International SA	28,618	3,276,157
European Aeronautic Defence and Space Co.[b]	124,161	3,837,730
France Telecom SA	521,536	13,725,177
Groupe Danone	76,668	12,481,523
Hermes International	18,231	2,513,700
Lafarge SA	50,013	7,835,189
Lagardere SCA	36,462	2,797,638
L’Air Liquide SA	34,904	8,479,399
L’Oreal SA	77,604	8,442,919
LVMH Moet Hennessy Louis Vuitton SA	74,328	8,217,110
Pernod Ricard SA	29,727	6,007,684
PPR SA	19,701	3,139,393
PSA Peugeot Citroen SA	47,673	3,348,145
Publicis Groupe SA	42,078	2,025,399
Renault SA	56,565	6,592,209
Safran SAb	61,245	1,489,485
Sanofi-Aventis	286,590	24,835,278
Schneider Electric SA	66,840	8,455,205
Schneider Electric SA New[a]	3,931	481,413
Societe Generale Class A	114,682	19,749,488
Societe Television Francaise 1	26,472	883,069
Sodexho Alliance SA	29,283	2,136,497
STMicroelectronics NV	211,670	4,060,227
Suez SA	367,938	19,336,541
Thales SA	26,319	1,522,601
Total SA	704,718	49,202,577

98	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Shares	Value
Unibail Holding	8,871	$2,679,142
Valeo SA	25,369	1,482,838
Vallourec SA	11,679	2,978,399
Veolia Environnement	108,450	8,035,257
Vinci SA	64,500	9,961,381
Vivendi SA	338,964	13,725,867

		380,972,359

GERMANY – 11.32%
Adidas AG	61,713	3,362,369
Allianz SE	122,408	25,046,031
ALTANA AG	25,230	1,632,899
BASF AG	154,740	17,360,176
Bayer AG	213,666	13,606,724
Bayerische Motoren Werke AG	104,727	6,157,622
Commerzbank AG	186,030	8,201,633
Continental AG	42,993	5,537,588
DaimlerChrysler AG Registered	300,141	24,531,307
Deutsche Bank AG	151,464	20,331,492
Deutsche Boerse AG	31,782	7,255,584
Deutsche Lufthansa AG	85,092	2,302,783
Deutsche Post AG	202,902	6,120,307
Deutsche Telekom AG	864,166	14,241,142
E.ON AG	204,306	27,680,285
Fresenius Medical Care AG & Co. KGaA	17,295	2,507,582
Henkel KGaA	16,827	2,478,926
Hypo Real Estate Holding AG	39,738	2,525,314
Infineon Technologies AGa	225,345	3,494,627
Linde AG	33,186	3,562,758
MAN AG	41,142	4,770,134
Merck KGaA	14,614	1,877,645
METRO AG	49,077	3,463,082
MLP AGb	25,230	630,053
Muenchener Rueckversicherungs- Gesellschaft AG	45,605	7,686,125
Porsche AG	2,278	3,468,201
Puma AG	3,723	1,356,472
RWE AG	139,785	14,735,264
SAP AG	264,118	11,732,247
Siemens AG	250,479	26,680,678

Security	Shares	Value
ThyssenKrupp AG	124,830	$6,154,843
TUI AGb	81,816	2,015,912
Volkswagen AG	52,821	7,910,176

		290,417,981

GREECE – 0.36%
Hellenic Telecommunications Organization SA SP ADR[a]	237,960	3,271,950
National Bank of Greece SA ADR	559,161	5,994,206

		9,266,156

IRELAND – 1.13%
Allied Irish Banks PLC	277,251	8,193,191
Anglo Irish Bank Corp. PLC	260,388	5,545,848
Bank of Ireland	309,969	6,663,736
CRH PLC	163,164	6,950,264
Elan Corp. PLC[a]	136,067	1,738,806

		29,091,845

ITALY – 5.56%
Alleanza Assicurazioni SpA	146,805	1,867,233
Assicurazioni Generali SpA	316,053	13,395,532
Autostrade SpA	80,962	2,586,542
Banca Monte dei Paschi di Siena SpA	350,594	2,188,791
Banche Popolari Unite Scrl	95,179	2,806,350
Banco Popolare di Verona e Novara Scrl[b]	108,450	3,356,445
Capitalia SpA	487,286	4,388,122
Enel SpA	1,246,449	13,290,277
Eni SpA	737,301	23,908,322
Fiat SpA[a]	190,755	4,791,537
Finmeccanica SpA	81,109	2,430,365
Intesa Sanpaolo SpA	2,721,022	20,591,573
Luxottica Group SpA	61,653	1,958,996
Mediaset SpA	80,384	871,541
Mediobanca SpA	124,598	2,764,863
Mediolanum SpA[b]	74,176	599,348
Pirelli & C. SpA	1,051,735	1,157,814
Saipem SpA	53,757	1,559,978
Seat Pagine Gialle SpA	2,226,472	1,367,779
Snam Rete Gas SpA	319,797	2,023,129

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Shares	Value
Telecom Italia SpA	2,102,304	$5,974,759
UniCredito Italiano SpA German	3,013,746	28,583,704

		142,463,000

NETHERLANDS – 5.70%
ABN AMRO Holding NV	561,033	24,062,511
Aegon NV	353,451	7,019,805
Akzo Nobel NV	84,292	6,378,871
Arcelor Mittal	227,528	12,039,237
ASML Holding NVa	146,337	3,601,787
Buhrmann NV	65,800	882,904
Heineken NV	70,584	3,679,391
ING Groep NV	637,254	26,848,083
Koninklijke Ahold NVa	450,690	5,249,440
Koninklijke DSM NV	58,483	2,611,077
Koninklijke KPN NV	556,353	8,635,271
Koninklijke Philips Electronics NV	364,939	13,888,695
Randstad Holding NV	18,699	1,445,182
Reed Elsevier NV	247,788	4,367,121
Royal Numico NV	59,841	3,075,570
TNT NV	110,790	5,062,923
Unilever NV	500,724	14,530,545
Wolters Kluwer NV CVA	95,835	2,865,239

		146,243,652

NORWAY – 0.90%
DnB NOR ASA	220,197	3,095,117
Norsk Hydro ASA	210,390	6,945,100
Orkla ASA	51,417	3,609,408
Statoil ASA	182,799	4,956,215
Telenor ASA	238,896	4,226,793
Tomra Systems ASA[b]	21,878	156,806

		22,989,439

PORTUGAL – 0.70%
Banco Comercial Portugues SA Class R	1,213,024	4,375,883
Banco Espirito Santo SA	91,155	1,733,963
Brisa-Auto Estradas de Portugal SA	127,170	1,662,353
CIMPOR-Cimentos de Portugal SGPS SAb	73,860	617,442

Security	Shares	Value
Energias de Portugal SA	710,178	$3,800,321
Portugal Telecom SGPS SA	430,144	5,743,039

		17,933,001

SPAIN – 6.34%
Abertis Infraestructuras SAb	154,534	4,947,276
Acerinox SA	58,437	1,481,869
Actividades de Construcciones y Servicios SA	78,540	4,751,730
Altadis SA	82,925	5,306,236
Banco Bilbao Vizcaya Argentaria SA	1,025,970	25,101,933
Banco Popular Espanol SA	314,181	6,457,348
Banco Sabadell SA	86,398	4,101,210
Banco Santander Central Hispano SA	1,834,158	32,618,967
Bankinter SA	29,523	2,411,027
Endesa SA	2,469	133,042
Gas Natural SDG SA	121,235	5,672,576
Grupo Ferrovial SA	19,089	1,924,832
Iberdrola SAb	290,488	13,684,715
Industria de Diseno Textil SA	75,264	4,661,732
Repsol YPF SA	283,314	9,518,848
SacyrVallehermoso SA	55,161	3,079,552
Telefonica SA	1,507,887	33,119,192
Union Fenosa SA	66,911	3,595,699

		162,567,784

SWEDEN – 3.40%
Assa Abloy AB Class B	102,387	2,342,201
Atlas Copco AB Class A	94,899	3,138,007
Electrolux AB Series B	83,688	2,111,255
Hennes & Mauritz AB Class B	136,041	7,794,712
Holmen AB Class B	14,955	612,814
Investor AB Class B	122,022	2,887,024
Nordea Bank AB	637,722	10,134,691
Sandvik AB	308,565	5,453,466
Securitas AB Class B	101,919	1,547,067
Skandinaviska Enskilda Banken AB Class A	136,509	4,348,536
Skanska AB Class B	112,194	2,486,590
SKF AB	112,194	2,322,683
Svenska Cellulosa AB Class B	57,033	3,040,199

100	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Shares	Value
Svenska Handelsbanken AB Class A	150,060	$4,438,000
Swedbank AB	116,874	4,072,874
Swedish Match AB	90,687	1,612,463
Telefonaktiebolaget LM Ericsson Class B	4,431,309	16,231,901
TeliaSonera AB	523,795	4,498,033
Volvo AB Class A	30,846	2,642,272
Volvo AB Class B	64,968	5,444,789

		87,159,577

SWITZERLAND – 10.35%
ABB Ltd. Registered	650,294	11,079,714
Adecco SA Registered	37,097	2,344,392
Baloise Holding Registered	17,295	1,792,118
Ciba Specialty Chemicals AG Registered	12,292	806,008
Clariant AG Registered[a]	76,939	1,314,038
Compagnie Financiere Richemont AG Class A	146,977	8,180,773
Credit Suisse Group Registered	361,407	25,814,786
Givaudan SA Registered	1,690	1,555,996
Holcim Ltd. Registered	51,920	5,175,839
Julius Baer Holding AG	26,166	3,553,672
Nestle SA Registered	116,874	45,306,865
Nobel Biocare Holding AG	3,733	1,354,619
Novartis AG Registered	801,354	45,752,272
Roche Holding AG	202,902	35,733,888
Roche Holding AG Bearer	10,655	2,057,162
Swatch Group (The) AG Class B	9,475	2,493,319
Swiss Life Holding	9,807	2,450,143
Swiss Reinsurance Co. Registered	109,462	9,952,721
Swisscom AG Registered	8,871	3,191,831
Syngenta AG Registered[a]	30,846	5,874,586
UBS AG Registered	635,220	37,567,893
Zurich Financial Services AG Registered	42,078	12,089,498

		265,442,133

UNITED KINGDOM – 34.14%
Aegis Group PLC	279,102	821,125
Alliance & Leicester PLC	109,854	2,443,341
Alliance Boots PLC	199,158	4,009,699

Security	Shares	Value
AMVESCAP PLC	236,556	$2,598,227
Anglo American PLC	434,331	22,804,697
ARM Holdings PLC	463,326	1,217,718
Associated British Foods PLC	102,855	1,742,987
AstraZeneca PLC	454,902	24,393,351
Aviva PLC	741,981	10,892,804
BAE Systems PLC	934,140	8,428,007
Barclays PLC[c]	1,886,043	26,671,163
BBA Aviation PLC	120,167	662,288
BG Group PLC	993,045	14,276,706
BHP Billiton PLC	710,178	15,781,643
Biffa PLC	98,175	662,391
BP PLC	5,725,032	61,982,929
British Airways PLC[a]	182,799	1,742,469
British American Tobacco PLC	440,883	13,740,494
British Energy Group PLC[a]	24,528	234,406
British Land Co. PLC	153,804	4,609,418
British Sky Broadcasting Group PLC	323,988	3,583,960
BT Group PLC	2,427,930	14,464,637
Bunzl PLC	103,529	1,459,977
Cable & Wireless PLC	768,636	2,511,602
Cadbury Schweppes PLC	593,772	7,593,158
Capita Group PLC	192,606	2,578,265
Carnival PLC	50,949	2,447,257
Centrica PLC	1,037,463	7,864,610
Cobham PLC	328,668	1,353,729
Compass Group PLC	628,362	4,190,289
Cookson Group PLC	67,130	818,301
Corus Group PLC	262,743	3,128,059
Corus Group PLC Deferred[a,d]	315,252	62
Daily Mail & General Trust PLC Class A	93,963	1,496,470
Diageo PLC	815,841	16,473,542
Drax Group PLC	4,158	64,182
DSG International PLC	268,983	896,869
Electrocomponents PLC	140,721	799,029
Emap PLC	15,994	237,313
EMI Group PLC	73,318	327,150
Enterprise Inns PLC	203,838	2,672,647
Experian Group Ltd.	250,596	2,877,770

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Shares	Value
FirstGroup PLC	121,086	$1,578,135
Friends Provident PLC	622,746	2,351,239
Gallaher Group PLC	184,203	4,093,377
GKN PLC	208,986	1,563,748
GlaxoSmithKline PLC	1,683,141	46,118,164
Group 4 Securicor PLC	323,052	1,273,572
Hammerson PLC	83,688	2,844,571
Hanson PLC	197,754	3,170,795
Hays PLC	462,390	1,421,579
HBOS PLC	1,104,792	22,687,273
Home Retail Group	250,596	2,182,289
HSBC Holdings PLC	3,348,390	58,416,709
IMI PLC	101,451	1,154,089
Imperial Chemical Industries PLC	338,964	3,324,135
Imperial Tobacco Group PLC	201,966	9,011,867
InterContinental Hotels Group PLC	112,444	2,770,008
International Power PLC	428,247	3,330,371
Invensys PLC[a]	245,916	1,401,161
ITV PLC	799,820	1,709,912
J Sainsbury PLC	375,426	4,046,198
Johnson Matthey PLC	59,841	1,849,738
Kesa Electricals PLC	149,754	995,711
Kingfisher PLC	699,903	3,819,690
Ladbrokes PLC	182,331	1,439,400
Land Securities Group PLC	139,785	5,867,180
Legal & General Group PLC	1,829,010	5,703,853
Lloyds TSB Group PLC	1,623,768	17,834,753
LogicaCMG PLC	518,273	1,809,396
Lonmin PLC	38,334	2,496,188
Man Group PLC	541,398	5,893,384
Marks & Spencer Group PLC	485,769	6,445,442
Misys PLC	164,858	771,984
Mitchells & Butlers PLC	122,117	1,884,977
National Grid PLC	770,019	12,044,457
Next PLC	71,052	3,134,158
Northern Rock PLC	120,618	2,708,774
Old Mutual PLC	1,594,305	5,131,391
Pearson PLC	232,833	3,982,136
Persimmon PLC	84,156	2,320,735
Provident Financial PLC	86,475	1,363,646

Security	Shares	Value
Prudential PLC	696,159	$9,796,827
Reckitt Benckiser PLC	173,439	9,001,019
Reed Elsevier PLC	373,554	4,450,971
Reuters Group PLC	391,785	3,580,872
Rexam PLC	158,952	1,714,683
Rio Tinto PLC	305,289	17,376,554
Rolls-Royce Group PLC[a]	516,615	5,008,052
Rolls-Royce Group PLC Class Bd	30,583,608	59,985
Royal & Sun Alliance Insurance Group PLC	831,285	2,641,314
Royal Bank of Scotland Group PLC	929,928	36,186,459
Royal Dutch Shell PLC Class A	1,086,093	36,021,826
Royal Dutch Shell PLC Class B	802,290	26,609,094
SABMiller PLC	238,428	5,214,194
Sage Group PLC	378,234	1,915,826
Schroders PLC	35,058	871,890
Scottish & Newcastle PLC	207,582	2,448,953
Scottish & Southern Energy PLC	239,832	7,248,779
Scottish Power PLC	421,070	6,606,925
Severn Trent PLC	65,436	1,840,437
Shire PLC	144,933	2,981,933
Slough Estates PLC	135,573	2,084,704
Smith & Nephew PLC	263,211	3,334,968
Smiths Group PLC	158,484	3,195,462
Standard Chartered PLC	347,367	9,974,353
Standard Life PLC	559,260	3,466,219
Tate & Lyle PLC	138,849	1,565,906
Tesco PLC	2,277,849	19,847,576
3i Group PLC	131,262	2,924,640
TI Automotive Ltd. Class Aa,d	3,861	–
Tomkins PLC	248,724	1,302,519
Trinity Mirror PLC	82,284	858,583
Unilever PLC	381,510	11,456,085
United Business Media PLC	71,786	1,116,524
United Utilities PLC	248,256	3,678,657
Vodafone Group PLC	15,342,321	40,774,201
WH Smith PLC	58,508	471,642
Whitbread PLC	62,668	2,319,385
William Hill PLC	136,509	1,702,839

102	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
William Morrison Supermarkets PLC	680,736	$4,122,311
Wolseley PLC	167,844	3,920,782
WPP Group PLC	360,003	5,436,908
Xstrata PLC	160,608	8,228,022
Yell Group PLC	231,296	2,712,841

		875,572,646

TOTAL COMMON STOCKS (Cost: $1,794,069,024)		2,552,277,568

SHORT-TERM INVESTMENTS – 1.29%

CERTIFICATES OF DEPOSIT[e] – 0.03%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$372,555	372,555
Deutsche Bank AG
5.35%, 08/08/07	465,693	465,693

		838,248

COMMERCIAL PAPER[e] – 0.26%
Amstel Funding Corp.
5.22%,
04/16/07 - 04/17/07[f]	177,170	176,800
BNP Paribas Finance Inc.
5.11%, 06/06/07	65,197	64,595
Bryant Park Funding LLC
5.28%, 04/23/07[f]	279,416	278,555
Cheyne Finance LLC
5.24%,
04/12/07 - 04/23/07[f]	139,708	139,355
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[f]	279,416	278,800
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[f]	776,409	772,863
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[f]	449,753	449,652
Five Finance Inc.
5.22%, 04/20/07[f]	85,687	85,464

Security	Principal	Value
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[f]	$325,985	$321,882
Giro Funding Corp.
5.29%, 04/23/07[f]	186,277	185,702
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[f]	363,240	360,394
Irish Permanent Treasury PLC
5.18%, 07/10/07[f]	93,139	91,812
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[f]	279,416	278,471
KKR Pacific Funding Trust
5.29%, 04/24/07[f]	139,708	139,256
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[f]	235,357	232,437
Lockhart Funding LLC
5.25%,
05/04/07 - 05/14/07[f]	420,234	418,203
Nationwide Building Society
5.21%, 04/13/07[f]	176,963	176,682
Nestle Capital Corp.
5.19%, 08/09/07	111,766	109,688
Park Granada LLC
5.50%, 04/02/07[f]	392,719	392,718
Park Sienna LLC
5.50%, 04/02/07[f]	37,255	37,255
Sedna Finance Inc.
5.22%, 04/17/07[f]	106,178	105,947
Simba Funding Corp.
5.20%, 07/23/07[f]	186,277	183,264
Societe Generale
5.18%, 05/16/07	465,693	462,744
Tulip Funding Corp.
5.30%, 04/26/07[f]	251,735	250,845
Variable Funding Capital Corp.
5.41%, 04/02/07[f]	303,505	303,505

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
Westpac Banking Corp.
5.20%, 07/12/07[f]	$167,649	$165,204
Zela Finance Inc.
5.20%, 07/16/07[f]	111,766	110,071

		6,572,164

MEDIUM-TERM NOTES[e] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	46,569	46,569
Cullinan Finance Corp.
5.71%, 06/28/07[f]	139,708	139,708
K2 USA LLC
5.39%, 06/04/07[f]	139,708	139,708
Sigma Finance Inc.
5.51%, 06/18/07[f]	152,747	152,747

		478,732

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,g]	1,035,012	1,035,012

		1,035,012

REPURCHASE AGREEMENTS[e] – 0.33%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $372,724 (collateralized by non-U.S. Government debt securities, value $384,152, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$372,554	372,554
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $547,906 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $585,236, 3.75% to 8.50%, 5/15/08 to 6/12/46).	547,655	547,655

Security	Principal	Value
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $354,086 (collateralized by U.S. Government obligations, value $361,401, 5.50%, 12/1/34).	$353,927	$353,927
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $279,544 (collateralized by non-U.S. Government debt securities, value $288,464, 1.00% to 10.00%, 10/17/18 to 11/25/52).	279,416	279,416
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $465,906 (collateralized by non-U.S. Government debt securities, value $508,722, 4.50% to 7.84%, 12/1/07 to 7/15/21).	465,693	465,693
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $18,637 (collateralized by non-U.S. Government debt securities, value $19,566, 4.50% to 7.84%, 12/1/07 to 7/15/21).	18,628	18,628
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,211,355 (collateralized by non-U.S. Government debt securities, value $1,289,157, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,210,801	1,210,801

104	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $205,000 (collateralized by non-U.S. Government debt securities, value $218,166, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$204,905	$204,905
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $111,818 (collateralized by non-U.S. Government debt securities, value $119,000, 0.00% to 6.01%, 5/27/33 to 3/15/37).	111,766	111,766
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $652,268 (collateralized by non-U.S. Government debt securities, value $685,319, 4.70% to 6.25%, 11/25/35 to 10/17/48).	651,970	651,970
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $372,724 (collateralized by non-U.S. Government debt securities, value $391,611, 0.00% to 8.85%, 8/15/09 to 10/15/49).	372,554	372,554
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $441,878 (collateralized by non-U.S. Government debt securities, value $458,674, 0.00% to 5.68%, 4/17/07 to 1/25/47).	441,676	441,676

Security	Principal	Value
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $186,364 (collateralized by non-U.S. Government debt securities, value $205,915, 5.65% to 9.49%, 1/1/17 to 6/1/48).	$186,277	$186,277
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $93,182 (collateralized by non-U.S. Government debt securities, value $97,910, 3.73% to 5.33%, 12/1/35 to 6/1/46).	93,139	93,139
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $46,590 (collateralized by non-U.S. Government debt securities, value $48,954, 4.70% to 8.75%, 6/1/10 to 3/15/32).	46,569	46,569
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $1,304,545 (collateralized by non-U.S. Government debt securities, value $1,658,768, 1.13% to 10.07%, 1/15/09 to 10/12/49).	1,303,940	1,303,940
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $186,362 (collateralized by non-U.S. Government debt securities, value $192,084, 3.60% to 10.13%, 7/15/07 to 7/1/26).	186,277	186,277

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Principal	Value
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $186,362 (collateralized by non-U.S. Government debt securities, value $193,825, 0.00% to 10.00%, 4/1/07 to 3/31/37).	$186,277	$186,277
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $931,812 (collateralized by non-U.S. Government debt securities, value $979,790, 4.22% to 8.32%, 1/17/14 to 12/20/54).	931,386	931,386
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $137,973 (collateralized by non-U.S. Government debt securities, value $177,456, 0.00% to 10.00%, 4/1/07 to 3/31/37).[h]	130,394	130,394
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $503,179 (collateralized by non-U.S. Government debt securities, value $528,675, 0.06% to 8.32%, 5/15/09 to 3/15/49).	502,948	502,948

		8,598,752

TIME DEPOSITS[e] – 0.09%
Bank of Montreal
5.25%, 04/02/07	377,403	377,403
Credit Suisse First Boston NY
5.32%, 04/03/07	931,386	931,386
Danske Bank
5.46%, 04/02/07	558,831	558,831

Security	Principal	Value
Deutsche Bank AG
5.25%, 04/02/07	$326,082	$326,082

		2,193,702

VARIABLE & FLOATING RATE NOTES[e] – 0.52%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[f]	476,869	476,913
American Express Centurion Bank
5.41%, 07/19/07	204,905	204,976
American Express Credit Corp.
5.42%, 03/05/08	55,883	55,908
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	341	341
Arkle Master Issuer PLC
5.30%, 11/19/07[f]	139,708	139,708
ASIF Global Financing
5.40%, 05/03/07[f]	18,628	18,629
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[f]	121,080	121,080
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[f]	270,102	270,109
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[f]	475,007	475,012
BMW US Capital LLC
5.32%, 04/15/08[f]	186,277	186,277
BNP Paribas
5.33%, 11/19/07[f]	344,613	344,613
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[f]	178,826	178,812
Carlyle Loan Investment Ltd.
5.37%,
05/15/07 - 07/15/07[f]	121,080	121,080
CC USA Inc.
5.35%, 07/30/07[f]	93,139	93,142

106	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Principal	Value
Commodore CDO Ltd.
5.42%, 12/12/07[f]	$40,040	$40,040
Credit Agricole SA
5.33%, 11/23/07	186,277	186,277
Cullinan Finance Corp.
5.36%, 04/25/07[f]	46,569	46,569
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[f]	8,589	8,589
DEPFA Bank PLC
5.39%, 12/14/07[f]	186,277	186,277
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[f]	214,219	214,220
Fifth Third Bancorp
5.32%, 02/22/08[f]	372,554	372,554
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[f]	121,080	121,075
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	195,591	195,605
Granite Master Issuer PLC
5.29%, 08/20/07[f]	651,970	651,970
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[f]	428,437	426,718
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	279,416	279,429
HBOS Treasury Services PLC
5.41%, 01/24/08[f]	186,277	186,277
Holmes Financing PLC
5.29%, 07/16/07[f]	325,985	325,985
JP Morgan Securities Inc.
5.52%, 11/16/07	372,554	372,554
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[h]	512,262	512,262

Security	Principal	Value
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[f]	$139,708	$139,706
Kestrel Funding LLC
5.30%, 07/11/07[f]	74,511	74,509
Kommunalkredit Austria AG
5.32%, 02/08/08[f]	111,766	111,766
Leafs LLC
5.32%, 01/22/08[f]	180,130	180,130
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[f]	204,905	204,903
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[f]	65,672	65,672
Marshall & Ilsley Bank
5.32%, 02/15/08	102,452	102,452
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[f]	337,111	337,111
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[h]	204,905	204,905
Metropolitan Life Global Funding I
5.35%, 04/04/08[f]	279,416	279,416
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[f,h]	18,628	18,628
Mound Financing PLC
5.29%, 05/08/07[f]	175,101	175,100
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[f]	298,043	298,041
National City Bank of Indiana
5.34%, 05/21/07	93,139	93,140
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[f]	614,715	614,769
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[f]	186,743	186,722

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2007

Security	Principal	Value
Northern Rock PLC
5.38%, 02/01/08[f]	$223,533	$223,536
Pricoa Global Funding I
5.31%, 02/27/08[f]	251,474	251,474
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[f]	270,102	270,100
Skandinaviska Enskilda Banken
5.32%, 02/15/08[f]	186,277	186,277
Strips III LLC
5.37%, 07/24/07[f]	36,704	36,704
SunTrust Bank
5.29%, 05/01/07	186,277	186,278
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[f]	454,516	454,505
Union Hamilton Special Funding LLC 5.35%, 06/15/07 - 06/21/07[f]	121,080	121,080
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[f]	202,585	202,586
Wachovia Bank N.A.
5.48%, 05/22/07	471,281	471,282
Wal-Mart Stores Inc.
5.50%, 07/16/07[f]	139,708	139,735
Wells Fargo & Co.
5.33%, 11/15/07[f]	93,139	93,142
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[f]	139,708	139,709
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[f]	558,831	558,792
Wind Master Trust
5.31%, 07/25/07[f]	74,511	74,511

		13,309,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,026,292)		33,026,292

Value
TOTAL INVESTMENTS IN SECURITIES – 100.81% (Cost: $1,827,095,316)	$2,585,303,860

Other Assets, Less Liabilities – (0.81)%	(20,752,730)

NET ASSETS – 100.00%	$2,564,551,130

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[f]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

108	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.67%

ARGENTINA – 3.54%
Grupo Financiero Galicia SA ADR[a]	289,912	$3,020,883
Petrobras Energia Participaciones SA SP ADR[a]	278,723	2,898,719
Tenaris SA ADR	1,019,368	46,788,991

		52,708,593

BRAZIL – 54.27%
Aracruz Celulose SA SP ADR	300,767	15,781,245
Banco Bradesco SA SP ADR	1,654,707	66,916,351
Banco Itau Holding Financiera SA ADR	2,488,764	86,658,763
Brasil Telecom Participacoes SA ADR	218,102	9,834,219
Centrais Eletricas Brasileiras SA ADR[b]	703,738	7,704,664
Centrais Eletricas Brasileiras SA SP ADR	839,676	9,418,646
Companhia de Bebidas das Americas ADR	958,580	52,683,557
Companhia Energetica de Minas Gerais SP ADR	420,339	20,449,492
Companhia Paranaense de Energia SP ADR	490,646	5,701,307
Companhia Siderurgica Nacional SA SP ADR	796,924	34,140,224
Companhia Vale do Rio Doce ADR	3,049,803	112,812,213
Companhia Vale do Rio Doce SP ADR	4,095,292	128,100,734
Empresa Brasileira de Aeronautica SA ADR	473,111	21,696,870
Gerdau SA SP ADR	1,604,202	29,084,182
Petroleo Brasileiro SA ADR	1,130,089	112,455,156
Petroleo Brasileiro SA SP ADR	387,935	34,661,992
Tele Norte Leste Participacoes SA ADR[b]	1,205,072	16,678,197
Unibanco - Uniao de Bancos Brasileiros SA GDR	503,672	44,051,153

		808,828,965

Security	Shares	Value
CHILE – 8.06%
Banco de Chile ADR	208,867	$10,309,675
Banco Santander Chile SA ADR	428,355	21,362,064
Compania de Telecomunicaciones de Chile SA SP ADR	870,571	8,113,722
Distribucion y Servicio D&S SA ADR	458,916	9,504,150
Empresa Nacional de Electricidad SA SP ADR	803,454	32,250,644
Enersis SA SP ADR	1,367,730	22,280,322
Sociedad Quimica y Minera de Chile SA SP ADR	111,890	16,335,940

		120,156,517

MEXICO – 33.80%
Alfa SAB de CV Class Ab	951,900	6,992,616
America Movil SAB de CV Series Lb	69,121,300	165,968,958
Cemex SA de CV Series CPO[a,b]	28,957,979	95,303,742
Fomento Economico Mexicano SAB[b]	3,056,100	33,867,855
Grupo Carso SA de CV Series A1[b]	3,223,100	11,901,307
Grupo Modelo SAB de CV Series Cb	2,421,500	12,429,113
Grupo Televisa SA Series CPO[b]	8,233,100	49,272,242
Kimberly-Clark de Mexico SA de CV Class Ab	2,605,200	11,777,401
Telefonos de Mexico SA de CV Series Lb	31,046,500	52,019,064
Wal-Mart de Mexico SA de CV Series Vb	14,979,900	64,128,637

		503,660,935

TOTAL COMMON STOCKS (Cost: $1,209,722,432)		1,485,355,010

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2007

Security	Principal	Value
SHORT-TERM INVESTMENTS – 3.04%

CERTIFICATES OF DEPOSIT[c] – 0.08%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$519,524	$519,524
Deutsche Bank AG
5.35%, 08/08/07	649,405	649,405

		1,168,929

COMMERCIAL PAPER[c] – 0.61%
Amstel Funding Corp. 5.22%,
04/16/07 - 04/17/07[d]	247,062	246,538
BNP Paribas Finance Inc.
5.11%, 06/06/07	90,917	90,077
Bryant Park Funding LLC
5.28%, 04/23/07[d]	389,643	388,443
Cheyne Finance LLC 5.24%,
04/12/07 - 04/23/07[d]	194,822	194,330
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	389,643	388,784
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[d]	1,082,697	1,077,753
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[d]	627,178	627,037
Five Finance Inc.
5.22%, 04/20/07[d]	119,491	119,179
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[d]	454,584	448,863
Giro Funding Corp.
5.29%, 04/23/07[d]	259,762	258,961
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[d]	506,536	502,567
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	129,881	128,031

Security	Principal	Value
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[d]	$389,643	$388,325
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	194,822	194,192
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[d]	328,204	324,133
Lockhart Funding LLC 5.25%,
05/04/07 - 05/14/07[d]	586,013	583,181
Nationwide Building Society
5.21%, 04/13/07[d]	246,774	246,381
Nestle Capital Corp.
5.19%, 08/09/07	155,857	152,959
Park Granada LLC
5.50%, 04/02/07[d]	547,644	547,643
Park Sienna LLC
5.50%, 04/02/07[d]	51,952	51,952
Sedna Finance Inc.
5.22%, 04/17/07[d]	148,064	147,742
Simba Funding Corp.
5.20%, 07/23/07[d]	259,762	255,560
Societe Generale
5.18%, 05/16/07	649,405	645,294
Tulip Funding Corp.
5.30%, 04/26/07[d]	351,043	349,802
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	423,236	423,236
Westpac Banking Corp.
5.20%, 07/12/07[d]	233,786	230,375
Zela Finance Inc.
5.20%, 07/16/07[d]	155,857	153,493

		9,164,831

MEDIUM-TERM NOTES[c] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	64,941	64,941
Cullinan Finance Corp.
5.71%, 06/28/07[d]	194,822	194,822

110	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
K2 USA LLC
5.39%, 06/04/07[d]	$194,822	$194,822
Sigma Finance Inc.
5.51%, 06/18/07[d]	213,005	213,005

		667,590

MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	723,144	723,144

		723,144

REPURCHASE AGREEMENTS[c] – 0.80%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $519,762 (collateralized by non-U.S. Government debt securities, value $535,697, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$519,524	519,524
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $764,050 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $816,107, 3.75% to 8.50%, 5/15/08 to 6/12/46).	763,701	763,701
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $493,769 (collateralized by U.S. Government obligations, value $503,971, 5.50%, 12/1/34).	493,548	493,548

Security	Principal	Value
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $389,822 (collateralized by non-U.S. Government debt securities, value $402,260, 1.00% to 10.00%, 10/17/18 to 11/25/52).	$389,643	$389,643
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $649,702 (collateralized by non-U.S. Government debt securities, value $709,409, 4.50% to 7.84%, 12/1/07 to 7/15/21).	649,405	649,405
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $25,988 (collateralized by non-U.S. Government debt securities, value $27,285, 4.50% to 7.84%, 12/1/07 to 7/15/21).	25,976	25,976
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,689,226 (collateralized by non-U.S. Government debt securities, value $1,797,720, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,688,454	1,688,454
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $285,870 (collateralized by non-U.S. Government debt securities, value $304,231, 0.00% to 6.01%, 5/27/33 to 3/15/37).	285,738	285,738

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $155,930 (collateralized by non-U.S. Government debt securities, value $165,945, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$155,857	$155,857
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $909,583 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $955,673, 4.70% to 6.25%, 1/25/35 to 10/17/48).	909,168	909,168
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $519,762 (collateralized by non-U.S. Government debt securities, value $546,099, 0.00% to 8.85%, 8/15/09 to 10/15/49).	519,524	519,524
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $616,196 (collateralized by non-U.S. Government debt securities, value $639,618, 0.00% to 5.68%, 4/17/07 to 1/25/47).	615,914	615,914
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $259,883 (collateralized by non-U.S. Government debt securities, value $287,147, 5.65% to 9.49%, 1/1/17 to 6/1/48).	259,762	259,762

Security	Principal	Value
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $129,940 (collateralized by non-U.S. Government debt securities, value $136,535, 3.73% to 5.33%, 12/1/35 to 6/1/46).	$129,881	$129,881
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $64,971 (collateralized by non-U.S. Government debt securities, value $68,266, 4.70% to 8.75%, 6/1/10 to 3/15/32).	64,941	64,941
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $1,819,180 (collateralized by non-U.S. Government debt securities, value $2,313,141, 1.13% to 10.07%, 1/15/09 to 10/12/49).	1,818,336	1,818,336
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $259,881 (collateralized by non-U.S. Government debt securities, value $267,860, 3.60% to 10.13%, 7/15/07 to 7/1/26).	259,762	259,762
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,299,405 (collateralized by non-U.S. Government debt securities, value $1,366,311, 4.22% to 8.32%, 1/17/14 to 12/20/54).	1,298,811	1,298,811

112	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2007

Security	Principal	Value
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $259,881 (collateralized by non-U.S. Government debt securities, value $270,268, 0.00% to 10.00%, 4/1/07 to 3/31/37).	$259,762	$259,762
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $192,403 (collateralized by non-U.S. Government debt securities, value $247,461, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	181,834	181,834
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $701,680 (collateralized by non-U.S. Government debt securities, value $737,233, 0.06% to 8.32%, 5/15/09 to 3/15/49).	701,358	701,358

		11,990,899

TIME DEPOSITS[c] – 0.21%
Bank of Montreal
5.25%, 04/02/07	526,286	526,286
Credit Suisse First Boston NY
5.32%, 04/03/07	1,298,811	1,298,811
Danske Bank
5.46%, 04/02/07	779,287	779,287
Deutsche Bank AG
5.25%, 04/02/07	454,719	454,719

		3,059,103

VARIABLE & FLOATING RATE NOTES[c] – 1.25%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[d]	664,991	665,056
American Express Centurion Bank
5.41%, 07/19/07	285,738	285,837

Security	Principal	Value
American Express Credit Corp.
5.42%, 03/05/08	$77,929	$77,963
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	476	476
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	194,822	194,822
ASIF Global Financing
5.40%, 05/03/07[d]	25,976	25,977
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	168,845	168,845
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[d]	376,655	376,665
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[d]	662,394	662,402
BMW US Capital LLC
5.32%, 04/15/08[d]	259,762	259,762
BNP Paribas
5.33%, 11/19/07[d]	480,560	480,560
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	249,372	249,352
Carlyle Loan Investment Ltd.
5.37%,
05/15/07 - 07/15/07[d]	168,845	168,845
CC USA Inc.
5.35%, 07/30/07[d]	129,881	129,886
Commodore CDO Ltd.
5.42%, 12/12/07[d]	55,836	55,836
Credit Agricole SA
5.33%, 11/23/07	259,762	259,762
Cullinan Finance Corp.
5.36%, 04/25/07[d]	64,941	64,941
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	11,978	11,978
DEPFA Bank PLC
5.39%, 12/14/07[d]	259,762	259,762

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2007

Security	Principal	Value
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[d]	$298,726	$298,729
Fifth Third Bancorp
5.32%, 02/22/08[d]	519,524	519,524
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[d]	168,845	168,839
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	272,750	272,770
Granite Master Issuer PLC
5.29%, 08/20/07[d]	909,168	909,168
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[d]	597,453	595,055
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	389,643	389,662
HBOSTreasury Services PLC
5.41%, 01/24/08[d]	259,762	259,762
Holmes Financing PLC
5.29%, 07/16/07[d]	454,584	454,584
JP Morgan Securities Inc.
5.52%, 11/16/07	519,524	519,524
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[g]	714,346	714,346
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[d]	194,822	194,819
Kestrel Funding LLC
5.30%, 07/11/07[d]	103,905	103,902
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	155,857	155,857
Leafs LLC
5.32%, 01/22/08[d]	251,190	251,190
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[d]	285,738	285,736

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	$91,580	$91,580
Marshall & Ilsley Bank
5.32%, 02/15/08	142,869	142,869
Master Funding LLC
5.35%,
04/25/07 - 05/25/07[d]	470,099	470,099
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	285,738	285,738
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	389,643	389,643
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	25,976	25,976
Mound Financing PLC
5.29%, 05/08/07[d]	244,176	244,176
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[d]	415,619	415,616
National City Bank of Indiana
5.34%, 05/21/07	129,881	129,883
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[d]	857,215	857,291
Newcastle Ltd.
5.34%,
04/24/07 - 01/24/08[d]	260,412	260,383
Northern Rock PLC
5.38%, 02/01/08[d]	311,715	311,720
Pricoa Global Funding I
5.31%, 02/27/08[d]	350,679	350,679
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[d]	376,655	376,653
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	259,762	259,762
Strips III LLC
5.37%, 07/24/07[d]	51,183	51,183
SunTrust Bank
5.29%, 05/01/07	259,762	259,763

114	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2007

Security	Principal	Value
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[d]	$633,820	$633,806
Union Hamilton Special Funding LLC
5.35%,
06/15/07 - 06/21/07[d]	168,845	168,846
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[d]	282,504	282,504
Wachovia Bank N.A.
5.48%, 05/22/07	657,198	657,199
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	194,822	194,859
Wells Fargo & Co.
5.33%, 11/15/07[d]	129,881	129,886
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[d]	194,822	194,823
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[d]	779,287	779,233
Wind Master Trust
5.31%, 07/25/07[d]	103,905	103,905

		18,560,269

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,334,765)		45,334,765

TOTAL INVESTMENTS IN SECURITIES – 102.71% (Cost: $1,255,057,197)		1,530,689,775

Other Assets, Less Liabilities – (2.71)%		(40,327,555)

NET ASSETS – 100.00%		$1,490,362,220

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	115

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.35%

ADVERTISING – 0.23%
Dentsu Inc.	304	$849,629

		849,629

AGRICULTURE – 1.02%
Japan Tobacco Inc.	760	3,726,784

		3,726,784

AIRLINES – 0.47%
All Nippon Airways Co. Ltd.	266,000	1,043,049
Japan Airlines Corp.[a,b]	323,000	670,210

		1,713,259

AUTO MANUFACTURERS – 10.78%
Honda Motor Co. Ltd.	233,700	8,134,719
Nissan Motor Co. Ltd.	317,300	3,394,028
Suzuki Motor Corp.	53,200	1,378,717
Toyota Motor Corp.	414,200	26,484,946

		39,392,410

AUTO PARTS & EQUIPMENT – 1.24%
Bridgestone Corp.	93,100	1,856,875
Denso Corp.	71,700	2,659,716

		4,516,591

BANKS – 11.74%
Mitsubishi UFJ Financial Group Inc.	1,501	16,907,305
Mizuho Financial Group Inc.	1,691	10,869,947
Nipponkoa Insurance Co. Ltd.	114,000	975,143
Shinsei Bank Ltd.	190,000	909,168
Sumitomo Mitsui Financial Group Inc.	1,172	10,620,707
Sumitomo Trust & Banking Co. Ltd. (The)	252,000	2,622,977

		42,905,247

BEVERAGES – 0.79%
Asahi Breweries Ltd.	62,700	1,003,625
Kirin Brewery Co. Ltd.	130,000	1,873,894

		2,877,519

BUILDING MATERIALS – 1.34%
Asahi Glass Co. Ltd.	152,000	2,135,660
Daikin Industries Ltd.	39,900	1,385,475
JS Group Corp.	36,100	781,160
Matsushita Electric Works Ltd.	53,000	606,420

		4,908,715

Security	Shares	Value
CHEMICALS – 2.89%
Asahi Kasei Corp.	171,000	$1,242,583
JSR Corp.	32,300	744,069
Mitsubishi Chemical Holdings Corp.	161,500	1,371,878
Mitsui Chemicals Inc.	108,000	942,113
Nitto Denko Corp.	26,600	1,245,801
Shin-Etsu Chemical Co. Ltd.	56,200	3,422,215
Sumitomo Chemical Co. Ltd.	209,000	1,575,355

		10,544,014

COMMERCIAL SERVICES – 0.66%
Dai Nippon Printing Co. Ltd.	95,000	1,491,679
Toppan Printing Co. Ltd.	90,000	937,540

		2,429,219

COMPUTERS – 0.99%
Fujitsu Ltd.	295,000	1,961,253
TDK Corp.	19,000	1,644,548

		3,605,801

COSMETICS & PERSONAL CARE – 1.03%
Kao Corp.	76,000	2,220,623
Shiseido Co. Ltd.	52,000	1,054,753
Uni-Charm Corp.	7,600	480,169

		3,755,545

DISTRIBUTION & WHOLESALE – 4.29%
ITOCHU Corp.	209,000	2,067,432
Marubeni Corp.	218,000	1,321,939
Mitsubishi Corp.	214,700	4,973,148
Mitsui & Co. Ltd.	228,000	4,248,147
Sumitomo Corp.	171,000	3,070,252

		15,680,918

DIVERSIFIED FINANCIAL SERVICES – 4.27%
Credit Saison Co. Ltd.	26,600	874,089
Daiwa Securities Group Inc.	195,000	2,350,074
Nikko Cordial Corp.	137,000	1,952,750
Nomura Holdings Inc.	298,300	6,202,215
ORIX Corp.	13,680	3,556,858
Takefuji Corp.	16,910	677,402

		15,613,388

ELECTRIC – 3.89%
Chubu Electric Power Co. Inc.	96,900	3,323,693
Kansai Electric Power Co. Inc. (The)	114,000	3,273,004

116	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2007

Security	Shares	Value
Kyushu Electric Power Co. Inc.	60,800	$1,725,005
Tokyo Electric Power Co. Inc. (The)	172,900	5,901,224

		14,222,926

ELECTRICAL COMPONENTS & EQUIPMENT – 3.99%
Fujikura Ltd.	51,000	358,933
Furukawa Electric Co. Ltd. (The)	95,000	579,293
Hitachi Ltd.	475,000	3,676,900
Mitsubishi Electric Corp.	285,000	2,930,256
Sharp Corp.	129,000	2,480,034
Sumitomo Electric Industries Ltd.	108,300	1,643,647
Toshiba Corp.	437,000	2,912,717

		14,581,780

ELECTRONICS – 4.46%
Advantest Corp.	28,500	1,262,376
Fanuc Ltd.	28,000	2,601,397
Hirose Electric Co. Ltd.	5,700	684,048
Hoya Corp.	65,100	2,155,757
Keyence Corp.	5,310	1,195,790
Kyocera Corp.	24,000	2,258,226
Murata Manufacturing Co. Ltd.	30,400	2,214,186
NEC Corp.	304,000	1,627,169
NGK Insulators Ltd.	38,000	782,045
Secom Co. Ltd.	33,200	1,538,039

		16,319,033

ENGINEERING & CONSTRUCTION – 0.72%
Kajima Corp.	152,000	774,965
Obayashi Corp.	104,000	669,405
Shimizu Corp.	104,000	636,816
Taisei Corp.	152,000	562,558

		2,643,744

ENTERTAINMENT – 0.15%
Oriental Land Co. Ltd.	9,500	564,006

		564,006

FOOD – 0.57%
Ajinomoto Co. Inc.	76,000	872,801
Nippon Meat Packers Inc.	19,000	231,878
Nissin Food Products Co. Ltd.	15,200	556,121
Yakult Honsha Co. Ltd.	17,100	435,918

		2,096,718

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.32%
Nippon Paper Group Inc.	133	$471,963
Oji Paper Co. Ltd.	133,000	704,002

		1,175,965

GAS – 0.85%
Osaka Gas Co. Ltd.	285,000	1,103,070
Tokyo Gas Co. Ltd.	361,000	2,008,698

		3,111,768

HAND & MACHINE TOOLS – 0.35%
SMC Corp.	9,500	1,272,030

		1,272,030

HEALTH CARE – PRODUCTS – 0.26%
Terumo Corp.	24,700	960,178

		960,178

HOME BUILDERS – 0.71%
Daiwa House Industry Co. Ltd.	76,000	1,244,192
Sekisui House Ltd.	86,000	1,335,795

		2,579,987

HOME FURNISHINGS – 3.86%
Matsushita Electric Industrial Co. Ltd.	302,000	6,074,529
Pioneer Corp.	24,700	322,151
Sony Corp.	152,000	7,711,031

		14,107,711

HOUSEWARES – 0.10%
TOTO Ltd.	38,000	380,080

		380,080

INSURANCE – 3.00%
Millea Holdings Inc.	119,000	4,394,156
Mitsui Sumitomo Insurance Co. Ltd.	205,000	2,567,817
Sompo Japan Insurance Inc.	133,000	1,654,686
T&D Holdings Inc.	34,200	2,354,825

		10,971,484

INTERNET – 0.99%
SoftBank Corp.[a]	110,200	2,827,914
Yahoo! Japan Corp.[a]	2,280	784,942

		3,612,856

IRON & STEEL – 4.28%
JFE Holdings Inc.	80,425	4,747,510

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2007

Security	Shares	Value
Kobe Steel Ltd.	399,000	$1,605,124
Nippon Steel Corp.	893,000	6,262,155
Sumitomo Metal Industries Ltd.	589,000	3,037,908

		15,652,697

MACHINERY – 1.50%
Komatsu Ltd.	133,000	2,793,479
Kubota Corp.	152,000	1,329,799
Toyota Industries Corp.	28,500	1,346,856

		5,470,134

MANUFACTURING – 2.21%
FUJIFILM Holdings Corp.	72,200	2,947,313
Kawasaki Heavy Industries Ltd.	209,000	883,261
Konica Minolta Holdings Inc.	70,000	917,722
Mitsubishi Heavy Industries Ltd.	513,000	3,310,658

		8,058,954

MEDIA – 0.11%
Nippon Television Network Corp.	2,470	406,454

		406,454

METAL FABRICATE & HARDWARE – 0.18%
NSK Ltd.	69,000	656,837

		656,837

MINING – 0.82%
Mitsubishi Materials Corp.	171,000	809,562
Mitsui Mining & Smelting Co. Ltd.	95,000	520,559
Sumitomo Metal Mining Co. Ltd.	86,000	1,656,998

		2,987,119

OFFICE & BUSINESS EQUIPMENT – 3.25%
Canon Inc.	182,050	9,759,699
Ricoh Co. Ltd.	95,000	2,136,142

		11,895,841

OIL & GAS – 0.54%
Nippon Oil Corp.	190,000	1,538,344
TonenGeneral Sekiyu K.K.	38,000	423,527

		1,961,871

PACKAGING & CONTAINERS – 0.12%
Toyo Seikan Kaisha Ltd.	20,900	420,390

		420,390

PHARMACEUTICALS – 4.52%
Astellas Pharma Inc.	76,728	3,301,107

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	98,803	$3,020,782
Eisai Co. Ltd.	39,000	1,866,187
Taisho Pharmaceutical Co. Ltd.	19,000	347,576
Takeda Pharmaceutical Co. Ltd.	122,000	7,986,957

		16,522,609

REAL ESTATE – 3.20%
Mitsubishi Estate Co. Ltd.	175,000	5,735,761
Mitsui Fudosan Co. Ltd.	118,000	3,457,802
Sumitomo Realty & Development Co. Ltd.	66,000	2,498,581

		11,692,144

RETAIL – 1.78%
AEON Co. Ltd.	104,500	2,079,822
Marui Co. Ltd.	51,300	627,809
Seven & I Holdings Co. Ltd.	125,400	3,812,712

		6,520,343

SEMICONDUCTORS – 0.85%
Rohm Co. Ltd.	15,200	1,376,142
Tokyo Electron Ltd.	24,700	1,723,718

		3,099,860

TELECOMMUNICATIONS – 3.84%
Nippon Telegraph & Telephone Corp.	1,577	8,320,737
NTT Data Corp.	190	963,879
NTT DoCoMo Inc.	2,565	4,735,719

		14,020,335

TEXTILES – 0.73%
Kuraray Co. Ltd.	57,000	614,533
Teijin Ltd.	133,000	749,058
Toray Industries Inc.	183,000	1,320,483

		2,684,074

TOYS, GAMES & HOBBIES – 1.30%
Nintendo Co. Ltd.	16,400	4,757,146

		4,757,146

TRANSPORTATION – 4.16%
Central Japan Railway Co.	247	2,803,134
East Japan Railway Co.	524	4,073,954
Kintetsu Corp.	228,000	716,392
Mitsui O.S.K. Lines Ltd.	163,000	1,805,666
Nippon Express Co. Ltd.	133,000	832,412
Nippon Yusen Kabushiki Kaisha	164,000	1,312,556

118	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
Odakyu Electric Railway Co. Ltd.	76,000	$554,190
Tokyu Corp.	133,000	1,034,038
West Japan Railway Co.	247	1,137,989
Yamato Holdings Co. Ltd.	57,000	917,214

		15,187,545

TOTAL COMMON STOCKS (Cost: $304,515,357)		363,113,658

SHORT-TERM INVESTMENTS – 0.01%

CERTIFICATES OF DEPOSIT[c] – 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$20	20
Deutsche Bank AG
5.35%, 08/08/07	25	25

		45

COMMERCIAL PAPER[c] – 0.00%
Amstel Funding Corp. 5.22%, 04/16/07 - 04/17/07[d]	9	21
BNP Paribas Finance Inc.
5.11%, 06/06/07	3	3
Bryant Park Funding LLC
5.28%, 04/23/07[d]	15	15
Cheyne Finance LLC 5.24%, 04/12/07 - 04/23/07[d]	7	7
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	15	15
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[d]	41	41
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[d]	24	24
Five Finance Inc.
5.22%, 04/20/07[d]	5	5
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[d]	17	17
Giro Funding Corp.
5.29%, 04/23/07[d]	10	10

Security	Principal	Value
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[d]	$19	$19
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	5	5
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[d]	15	14
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	7	7
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[d]	13	12
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	22	23
Nationwide Building Society
5.21%, 04/13/07[d]	9	9
Nestle Capital Corp.
5.19%, 08/09/07	6	6
Park Granada LLC
5.50%, 04/02/07[d]	21	21
Park Sienna LLC
5.50%, 04/02/07[d]	2	2
Sedna Finance Inc.
5.22%, 04/17/07[d]	6	6
Simba Funding Corp.
5.20%, 07/23/07[d]	10	10
Societe Generale
5.18%, 05/16/07	25	25
Tulip Funding Corp.
5.30%, 04/26/07[d]	13	13
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	16	16
Westpac Banking Corp.
5.20%, 07/12/07[d]	9	9
Zela Finance Inc.
5.20%, 07/16/07[d]	6	6

		361

MEDIUM-TERM NOTES[c] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	2	2

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
Cullinan Finance Corp.
5.71%, 06/28/07[d]	$7	$7
K2 USA LLC
5.39%, 06/04/07[d]	7	7
Sigma Finance Inc.
5.51%, 06/18/07[d]	8	8

		24

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	42,284	42,284

		42,284

REPURCHASE AGREEMENTS[c] – 0.00%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $20 (collateralized by non-U.S. Government debt securities, value $21, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$20	20
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $29 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $31, 3.75% to 8.50%, 5/15/08 to 6/12/46).	29	29
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $19 (collateralized by U.S. Government obligations, value $19, 5.50%, 12/1/34).	19	19
Bear Stearns Companies Inc.(The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $15 (collateralized by non-U.S. Government debt securities, value $15, 1.00% to 10.00%, 10/17/18 to 11/25/52).	15	15

Security	Principal	Value
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $25 (collateralized by non-U.S. Government debt securities, value $27, 4.50% to 7.84%, 12/1/07 to 7/15/21).	$25	$25
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1 (collateralized by non-U.S. Government debt securities, value $1, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1	1
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $65 (collateralized by non-U.S. Government debt securities, value $69, 0.00% to 6.01%, 5/27/33 to 3/15/37).	65	65
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $11 (collateralized by non-U.S. Government debt securities, value $12, 0.00% to 6.01%, 5/27/33 to 3/15/37).	11	11
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $6 (collateralized by non-U.S. Government debt securities, value $6, 0.00% to 6.01%, 5/27/33 to 3/15/37).	6	6
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $35 (collateralized by non-U.S. Government debt securities, value $37, 4.70% to 6.25%, 11/25/35 to 10/17/48).	35	35

120	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2007

Security	Principal	Value
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $20 (collateralized by non-U.S. Government debt securities, value $21, 0.00% to 8.85%, 8/15/09 to 10/15/49).	$20	$20
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $24 (collateralized by non-U.S. Government debt securities, value $24, 0.00% to 5.68%, 4/17/07 to 1/25/47).	24	24
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $10 (collateralized by non-U.S. Government debt securities, value $11, 5.65% to 9.49%, 1/1/17 to 6/1/48).	10	10
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $5 (collateralized by non-U.S. Government debt securities, value $5, 3.73% to 5.33%, 12/1/35 to 6/1/46).	5	5
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $2 (collateralized by non-U.S. Government debt securities, value $3, 4.70% to 8.75%, 6/1/10 to 3/15/32).	2	2
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $70 (collateralized by non-U.S. Government debt securities, value $89, 1.13% to 10.07%, 1/15/09 to 10/12/49).	70	70

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $10 (collateralized by non-U.S. Government debt securities, value $10, 3.60% to 10.13%, 7/15/07 to 7/1/26).	$10	$10
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $10 (collateralized by non-U.S. Government debt securities, value $10, 0.00% to 10.00%, 4/1/07 to 3/31/37).	10	10
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $50 (collateralized by non-U.S. Government debt securities, value $52, 4.22% to 8.32%, 1/17/14 to 12/20/54).	50	50
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $7 (collateralized by non-U.S. Government debt securities, value $9, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	7	7
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $27 (collateralized by non-U.S. Government debt securities, value $28, 0.06% to 8.32%, 5/15/09 to 3/15/49).	27	27

		461

TIME DEPOSITS[c] – 0.00%
Bank of Montreal
5.25%, 04/02/07	20	20
Credit Suisse First Boston NY
5.32%, 04/03/07	50	50

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2007

Security	Principal	Value
Danske Bank
5.46%, 04/02/07	$30	$30
Deutsche Bank AG
5.25%, 04/02/07	17	17

		117

VARIABLE & FLOATING RATE NOTES[c] – 0.00%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[d]	25	25
American Express Centurion Bank
5.41%, 07/19/07	11	11
American Express Credit Corp.
5.42%, 03/05/08	3	3
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	7	7
ASIF Global Financing
5.40%, 05/03/07[d]	1	1
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	6	6
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[d]	14	14
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[d]	25	24
BMW US Capital LLC
5.32%, 04/15/08[d]	10	10
BNP Paribas
5.33%, 11/19/07[d]	18	18
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	10	10
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	6	6
CC USA Inc.
5.35%, 07/30/07[d]	5	5
Commodore CDO Ltd.
5.42%, 12/12/07[d]	2	2
Credit Agricole SA
5.33%, 11/23/07	10	10
Cullinan Finance Corp.
5.36%, 04/25/07[d]	2	2

Security	Principal	Value
DEPFA Bank PLC
5.39%, 12/14/07[d]	$10	$10
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[d]	11	11
Fifth Third Bancorp
5.32%, 02/22/08[d]	20	20
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[d]	6	6
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	10	10
Granite Master Issuer PLC
5.29%, 08/20/07[d]	35	35
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[d]	23	23
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	15	15
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	10	10
Holmes Financing PLC
5.29%, 07/16/07[d]	17	17
JP Morgan Securities Inc.
5.52%, 11/16/07	20	20
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[g]	27	27
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[d]	7	7
Kestrel Funding LLC
5.30%, 07/11/07[d]	4	4
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	6	6
Leafs LLC
5.32%, 01/22/08[d]	10	10
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[d]	11	10

122	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2007

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	$4	$4
Marshall & Ilsley Bank
5.32%, 02/15/08	5	5
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	18	18
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	11	11
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	15	15
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	1	1
Mound Financing PLC
5.29%, 05/08/07[d]	9	9
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[d]	16	15
National City Bank of Indiana
5.34%, 05/21/07	5	5
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[d]	33	33
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	10	10
Northern Rock PLC
5.38%, 02/01/08[d]	12	12
Pricoa Global Funding I
5.31%, 02/27/08[d]	13	13
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[d]	14	14
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	10	10
Strips III LLC
5.37%, 07/24/07[d]	2	2
SunTrust Bank
5.29%, 05/01/07	10	10
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[d]	24	23

Security	Principal	Value
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	$6	$6
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[d]	11	11
Wachovia Bank N.A.
5.48%, 05/22/07	25	25
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	7	7
Wells Fargo & Co.
5.33%, 11/15/07[d]	5	5
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[d]	7	7
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[d]	30	29
Wind Master Trust
5.31%, 07/25/07[d]	4	4

		699

TOTAL SHORT-TERM INVESTMENTS (Cost: $43,991)		43,991

TOTAL INVESTMENTS IN SECURITIES –99.36% (Cost: $304,559,348)		363,157,649

Other Assets, Less Liabilities – 0.64%		2,356,076

NET ASSETS – 100.00%		$365,513,725

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	123

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2007

	iShares S&P
	Global 100 Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund	Global Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$576,934,048	$28,319,606	$27,910,216	$658,125,523
Affiliated issuers (Note 2)	5,830,890	133,747	15,125	422,021

Total cost of investments	$582,764,938	$28,453,353	$27,925,341	$658,547,544

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$674,515,592	$32,300,215	$30,457,574	$755,314,660
Affiliated issuers (Note 2)	7,484,375	133,747	15,125	422,021

Total value of investments	681,999,967	32,433,962	30,472,699	755,736,681
Foreign currencies, at value[b]	799,787	41,059	28,364	807,868
Receivables:
Investment securities sold	3,520,525	38,542	–	–
Dividends and interest	1,986,609	75,276	89,098	507,681

Total Assets	688,306,888	32,588,839	30,590,161	757,052,230

LIABILITIES
Payables:
Investment securities purchased	3,790,719	166,893	–	–
Collateral for securities on loan (Note 5)	–	11,853	–	82,600
Short positions, at value (Proceeds: $3,520,525, $–, $–, $–, respectively) (Note 1)	3,515,305	–	–	–
Investment advisory fees (Note 2)	227,301	12,343	11,506	295,077

Total Liabilities	7,533,325	191,089	11,506	377,677

NET ASSETS	$680,773,563	$32,397,750	$30,578,655	$756,674,553

Net assets consist of:
Paid-in capital	$591,687,555	$28,387,915	$27,993,916	$663,081,268
Undistributed net investment income	3,139,583	90,060	101,852	2,508,890
Accumulated net realized loss	(13,314,259)	(61,033)	(64,943)	(6,112,144)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	99,260,684	3,980,808	2,547,830	97,196,539

NET ASSETS	$680,773,563	$32,397,750	$30,578,655	$756,674,553

Shares outstanding[c]	9,200,000	550,000	550,000	6,800,000

Net asset value per share	$74.00	$58.91	$55.60	$111.28

[a]	Securities on loan with market values of $–, $11,211, $– and $78,018, respectively. See Note 5.
[b]	Cost of foreign currencies: $792,970, $40,909, $28,359 and $805,744, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

124	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2007

	iShares S&P
	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund	Global Materials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$268,298,406	$740,199,243	$15,466,957	$67,933,324
Affiliated issuers (Note 2)	3,592,449	210,047	10,896	10,120

Total cost of investments	$271,890,855	$740,409,290	$15,477,853	$67,943,444

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$315,612,193	$798,361,440	$17,476,194	$74,472,649
Affiliated issuers (Note 2)	4,357,690	210,047	10,896	10,120

Total value of investments	319,969,883	798,571,487	17,487,090	74,482,769
Foreign currencies, at value[b]	160,682	1,223,019	38,361	67,681
Receivables:
Investment securities sold	–	3,450,056	–	700,118
Dividends and interest	1,375,646	1,785,423	45,809	269,151

Total Assets	321,506,211	805,029,985	17,571,260	75,519,719

LIABILITIES
Payables:
Investment securities purchased	–	4,218,683	7,117	700,454
Collateral for securities on loan (Note 5)	145,937	–	83,873	–
Investment advisory fees (Note 2)	129,512	324,842	6,684	28,434

Total Liabilities	275,449	4,543,525	97,674	728,888

NET ASSETS	$321,230,762	$800,486,460	$17,473,586	$74,790,831

Net assets consist of:
Paid-in capital	$272,426,663	$745,100,276	$15,387,828	$68,015,441
Undistributed net investment income	1,430,821	4,919,365	76,660	338,399
Accumulated net realized loss	(720,798)	(7,722,581)	(198)	(103,259)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	48,094,076	58,189,400	2,009,296	6,540,250

NET ASSETS	$321,230,762	$800,486,460	$17,473,586	$74,790,831

Shares outstanding[c]	3,600,000	13,900,000	300,000	1,200,000

Net asset value per share	$89.23	$57.59	$58.25	$62.33

[a]	Securities on loan with market values of $136,394, $–, $79,885 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $160,140, $1,212,917, $38,313 and $67,681, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	125

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2007

	iShares S&P
	Global Technology Sector Index Fund	Global Telecommunications Sector Index Fund	Global Utilities Sector Index Fund	Europe 350 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$194,554,683	$197,899,558	$23,810,269	$1,807,301,830
Affiliated issuers (Note 2)	226,493	82,344	9,220	19,793,486

Total cost of investments	$194,781,176	$197,981,902	$23,819,489	$1,827,095,316

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$197,506,823	$231,638,259	$26,988,140	$2,557,597,685
Affiliated issuers (Note 2)	226,493	82,344	9,220	27,706,175

Total value of investments	197,733,316	231,720,603	26,997,360	2,585,303,860
Foreign currencies, at value[b]	71,539	345,096	21,098	3,417,521
Receivables:
Investment securities sold	399,022	–	–	10,464,068
Dividends and interest	139,556	263,662	51,329	10,377,614
Capital shares sold	–	–	50,423	–

Total Assets	198,343,433	232,329,361	27,120,210	2,609,563,063

LIABILITIES
Payables:
Investment securities purchased	806,681	–	–	11,743,618
Collateral for securities on loan (Note 5)	68,140	–	–	31,991,280
Short positions, at value (Proceeds: $196,520, $–, $–, $–, respectively) (Note 1)	196,823	–	–	–
Investment advisory fees (Note 2)	79,874	91,812	9,485	1,277,035

Total Liabilities	1,151,518	91,812	9,485	45,011,933

NET ASSETS	$197,191,915	$232,237,549	$27,110,725	$2,564,551,130

Net assets consist of:
Paid-in capital	$196,781,393	$200,504,377	$23,850,505	$1,819,919,541
Undistributed net investment income	72,484	715,101	111,047	9,857,607
Accumulated net realized loss	(2,614,189)	(2,723,192)	(28,793)	(23,569,066)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,952,227	33,741,263	3,177,966	758,343,048

NET ASSETS	$197,191,915	$232,237,549	$27,110,725	$2,564,551,130

Shares outstanding[c]	3,450,000	3,550,000	450,000	23,750,000

Net asset value per share	$57.16	$65.42	$60.25	$107.98

[a]	Securities on loan with market values of $66,773, $–, $– and $30,352,313, respectively. See Note 5.
[b]	Cost of foreign currencies: $71,193, $344,200, $21,084 and $3,418,852, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

126	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2007

	iShares S&P
	Latin America 40 Index Fund	/TOPIX 150 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,254,334,053	$304,517,064
Affiliated issuers (Note 2)	723,144	42,284

Total cost of investments	$1,255,057,197	$304,559,348

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,529,966,631	$363,115,365
Affiliated issuers (Note 2)	723,144	42,284

Total value of investments	1,530,689,775	363,157,649

Foreign currencies, at value[b]	1,000,656	559,593
Receivables:
Due from custodian	4,641,176	–
Dividends and interest	3,892,283	1,953,979

Total Assets	1,540,223,890	365,671,221

LIABILITIES
Payables:
Investment securities purchased	4,641,176	–
Collateral for securities on loan (Note 5)	44,611,621	1,707
Investment advisory fees (Note 2)	608,873	155,789

Total Liabilities	49,861,670	157,496

NET ASSETS	$1,490,362,220	$365,513,725

Net assets consist of:
Paid-in capital	$1,221,351,631	$308,481,065
Undistributed net investment income	4,313,792	1,224,135
Accumulated net realized loss	(10,936,377)	(2,786,171)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	275,633,174	58,594,696

NET ASSETS	$1,490,362,220	$365,513,725

Shares outstanding[c]	8,350,000	2,850,000

Net asset value per share	$178.49	$128.25

[a]	Securities on loan with market values of $42,430,207 and $1,610, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,000,061 and $561,736, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	127

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2007

	iShares S&P
	Global 100 Index Fund	Global Consumer Discretionary Sector Index Fund[a]	Global Consumer Staples Sector Index Fund[a]	Global Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$14,539,562	$260,746	$307,320	$15,589,020
Dividends from affiliated issuers (Note 2)	278,543	–	–	–
Interest from affiliated issuers (Note 2)	24,746	600	668	27,088
Securities lending income	1,416	140	88	2,543

Total investment income	14,844,267	261,486	308,076	15,618,651

EXPENSES
Investment advisory fees (Note 2)	2,212,235	74,965	69,732	3,466,213

Total expenses	2,212,235	74,965	69,732	3,466,213

Net investment income	12,632,032	186,521	238,344	12,152,438

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,770,039)	(61,033)	(64,943)	(3,225,532)
Investments in affiliated issuers (Note 2)	(352)	–	–	–
In-kind redemptions	–	–	–	45,846,142
Foreign currency transactions	86,927	4,169	1,759	42,909

Net realized gain (loss)	(1,683,464)	(56,864)	(63,184)	42,663,519

Net change in unrealized appreciation (depreciation) on:
Investments	63,494,189	3,980,609	2,547,358	21,363,972
Short positions (Note 1)	5,220	–	–	–
Translation of assets and liabilities in foreign currencies	31,825	199	472	8,081

Net change in unrealized appreciation (depreciation)	63,531,234	3,980,808	2,547,830	21,372,053

Net realized and unrealized gain	61,847,770	3,923,944	2,484,646	64,035,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,479,802	$4,110,465	$2,722,990	$76,188,010

[a]	For the period from September 12, 2006 (commencement of operations) to March 31, 2007.
[b]	Net of foreign withholding tax of $736,584, $7,435, $4,204 and $906,171, respectively.

See notes to financial statements.

128	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2007

	iShares S&P
	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund[a]	Global Materials Sector Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$6,058,342	$12,567,598	$281,275	$508,584
Dividends from affiliated issuers (Note 2)	155,349	–	–	–
Interest from affiliated issuers (Note 2)	11,404	33,749	583	834
Securities lending income	817	2,885	732	3,782

Total investment income	6,225,912	12,604,232	282,590	513,200

EXPENSES
Investment advisory fees (Note 2)	1,162,400	3,166,195	65,314	94,999

Total expenses	1,162,400	3,166,195	65,314	94,999

Net investment income	5,063,512	9,438,037	217,276	418,201

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	92,299	(2,773,762)	(197)	(103,394)
Investments in affiliated issuers (Note 2)	52,333	–	–	–
In-kind redemptions	4,152,776	21,042,840	1,704,691	1,208,913
Foreign currency transactions	36,202	35,034	3,370	1,466

Net realized gain	4,333,610	18,304,112	1,707,864	1,106,985

Net change in unrealized appreciation (depreciation) on:
Investments	21,638,711	18,476,879	2,009,237	6,539,325
Translation of assets and liabilities in foreign currencies	19,096	44,054	59	925

Net change in unrealized appreciation (depreciation)	21,657,807	18,520,933	2,009,296	6,540,250

Net realized and unrealized gain	25,991,417	36,825,045	3,717,160	7,647,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,054,929	$46,263,082	$3,934,436	$8,065,436

[a]	For the period from September 12, 2006 (commencement of operations) to March 31, 2007.
[b]	Net of foreign withholding tax of $308,733, $391,084, $6,992 and $26,591, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	129

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2007

	iShares S&P
	Global Technology Sector Index Fund	Global Telecommunications Sector Index Fund	Global Utilities Sector Index Fund[a]	Europe 350 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$1,100,777	$5,550,403	$338,936	$61,714,965
Dividends from affiliated issuers (Note 2)	–	–	–	1,069,094
Interest from affiliated issuers (Note 2)	7,418	5,975	660	50,514
Securities lending income	439	13,935	–	68,306

Total investment income	1,108,634	5,570,313	339,596	62,902,879

EXPENSES
Investment advisory fees (Note 2)	717,901	656,395	68,272	12,280,423
Foreign taxes (Note 1)	–	318	–	–

Total expenses	717,901	656,713	68,272	12,280,423

Net investment income	390,733	4,913,600	271,324	50,622,456

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(713,428)	(1,163,695)	(29,984)	3,742,277
Investments in affiliated issuers (Note 2)	–	–	–	47,054
In-kind redemptions	11,745,242	–	1,948,512	13,181,388
Foreign currency transactions	4,977	43,078	5,828	908,163

Net realized gain (loss)	11,036,791	(1,120,617)	1,924,356	17,878,882

Net change in unrealized appreciation (depreciation) on:
Investments	(7,119,342)	32,800,149	3,177,871	387,787,884
Short positions (Note 1)	(303)	–	–	–
Translation of assets and liabilities in foreign currencies	1,194	2,988	95	166,746

Net change in unrealized appreciation (depreciation)	(7,118,451)	32,803,137	3,177,966	387,954,630

Net realized and unrealized gain	3,918,340	31,682,520	5,102,322	405,833,512

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,309,073	$36,596,120	$5,373,646	$456,455,968

[a]	For the period from September 12, 2006 (commencement of operations) to March 31, 2007.
[b]	Net of foreign withholding tax of $55,655, $211,296, $14,392 and $5,145,774, respectively.

See notes to financial statements.

130	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2007

	iShares S&P
	Latin America 40 Index Fund	/TOPIX 150 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$34,839,026	$3,853,519
Interest from affiliated issuers (Note 2)	85,596	3,985
Securities lending income	452,736	27,217

Total investment income	35,377,358	3,884,721

EXPENSES
Investment advisory fees (Note 2)	6,850,593	1,631,193

Total expenses	6,850,593	1,631,193

Net investment income	28,526,765	2,253,528

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(7,624,002)	(921,395)
In-kind redemptions	307,974,697	–
Foreign currency transactions	(17,299)	40,119

Net realized gain (loss)	300,333,396	(881,276)

Net change in unrealized appreciation (depreciation) on:
Investments	(48,687,093)	12,250,869
Translation of assets and liabilities in foreign currencies	17,147	15,270

Net change in unrealized appreciation (depreciation)	(48,669,946)	12,266,139

Net realized and unrealized gain	251,663,450	11,384,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$280,190,215	$13,638,391

[a]	Net of foreign withholding tax of $3,163,571 and $290,103, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	131

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Consumer Discretionary Sector Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Period from September 12, 2006[a] to March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,632,032	$7,564,512	$186,521
Net realized gain (loss)	(1,683,464)	5,185,786	(56,864)
Net change in unrealized appreciation (depreciation)	63,531,234	25,079,196	3,980,808

Net increase in net assets resulting from operations	74,479,802	37,829,494	4,110,465

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,129,468)	(7,130,552)	(100,630)

Total distributions to shareholders	(11,129,468)	(7,130,552)	(100,630)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	157,093,925	127,171,731	28,387,915
Cost of shares redeemed	–	(40,323,217)	–

Net increase in net assets from capital share transactions	157,093,925	86,848,514	28,387,915

INCREASE IN NET ASSETS	220,444,259	117,547,456	32,397,750

NET ASSETS:
Beginning of period	460,329,304	342,781,848	–

End of period	$680,773,563	$460,329,304	$32,397,750

Undistributed net investment income included in net assets at end of period	$3,139,583	$1,573,998	$90,060

SHARES ISSUED AND REDEEMED:
Shares sold	2,200,000	2,000,000	550,000
Shares redeemed	–	(650,000)	–

Net increase in shares outstanding	2,200,000	1,350,000	550,000

[a]	Commencement of operations.

See notes to financial statements.

132	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund
	Period from September 12, 2006[a] to March 31, 2007	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$238,344	$12,152,438	$7,541,862
Net realized gain (loss)	(63,184)	42,663,519	65,912,173
Net change in unrealized appreciation (depreciation)	2,547,830	21,372,053	10,751,686

Net increase in net assets resulting from operations	2,722,990	76,188,010	84,205,721

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(138,251)	(10,987,488)	(7,099,173)

Total distributions to shareholders	(138,251)	(10,987,488)	(7,099,173)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,993,916	136,878,647	476,909,386
Cost of shares redeemed	–	(130,819,328)	(191,897,257)

Net increase in net assets from capital share transactions	27,993,916	6,059,319	285,012,129

INCREASE IN NET ASSETS	30,578,655	71,259,841	362,118,677

NET ASSETS:
Beginning of period	–	685,414,712	323,296,035

End of period	$30,578,655	$756,674,553	$685,414,712

Undistributed net investment income included in net assets at end of period	$101,852	$2,508,890	$1,301,032

SHARES ISSUED AND REDEEMED:
Shares sold	550,000	1,300,000	4,850,000
Shares redeemed	–	(1,250,000)	(2,000,000)

Net increase in shares outstanding	550,000	50,000	2,850,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	133

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,063,512	$2,013,457	$9,438,037	$4,146,280
Net realized gain (loss)	4,333,610	(440,838)	18,304,112	(680,699)
Net change in unrealized appreciation (depreciation)	21,657,807	20,025,143	18,520,933	38,949,697

Net increase in net assets resulting from operations	31,054,929	21,597,762	46,263,082	42,415,278

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,181,676)	(1,794,468)	(6,276,335)	(3,198,765)

Total distributions to shareholders	(4,181,676)	(1,794,468)	(6,276,335)	(3,198,765)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	163,603,217	51,450,083	363,731,502	235,987,305
Cost of shares redeemed	(11,140,596)	–	(91,645,736)	(15,403,011)

Net increase in net assets from capital share transactions	152,462,621	51,450,083	272,085,766	220,584,294

INCREASE IN NET ASSETS	179,335,874	71,253,377	312,072,513	259,800,807

NET ASSETS:
Beginning of year	141,894,888	70,641,511	488,413,947	228,613,140

End of year	$321,230,762	$141,894,888	$800,486,460	$488,413,947

Undistributed net investment income included in net assets at end of year	$1,430,821	$489,893	$4,919,365	$1,741,387

SHARES ISSUED AND REDEEMED:
Shares sold	1,950,000	700,000	6,500,000	4,650,000
Shares redeemed	(150,000)	–	(1,700,000)	(300,000)

Net increase in shares outstanding	1,800,000	700,000	4,800,000	4,350,000

See notes to financial statements.

134	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Industrials Sector Index Fund	iShares S&P Global Materials Sector Index Fund
	Period from September 12, 2006[a] to March 31, 2007	Period from September 12, 2006[a] to March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$217,276	$418,201
Net realized gain	1,707,864	1,106,985
Net change in unrealized appreciation (depreciation)	2,009,296	6,540,250

Net increase in net assets resulting from operations	3,934,436	8,065,436

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(143,986)	(81,268)

Total distributions to shareholders	(143,986)	(81,268)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,968,635	75,310,557
Cost of shares redeemed	(14,285,499)	(8,503,894)

Net increase in net assets from capital share transactions	13,683,136	66,806,663

INCREASE IN NET ASSETS	17,473,586	74,790,831

NET ASSETS:
Beginning of period	–	–

End of period	$17,473,586	$74,790,831

Undistributed net investment income included in net assets at end of period	$76,660	$338,399

SHARES ISSUED AND REDEEMED:
Shares sold	550,000	1,350,000
Shares redeemed	(250,000)	(150,000)

Net increase in shares outstanding	300,000	1,200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	135

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Technology Sector Index Fund		iShares S&P Global Telecommunications Sector Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$390,733	$107,214	$4,913,600	$1,424,284
Net realized gain (loss)	11,036,791	(1,374,898)	(1,120,617)	376,394
Net change in unrealized appreciation (depreciation)	(7,118,451)	10,916,597	32,803,137	160,886

Net increase in net assets resulting from operations	4,309,073	9,648,913	36,596,120	1,961,564

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(386,500)	(38,057)	(4,384,456)	(1,415,840)

Total distributions to shareholders	(386,500)	(38,057)	(4,384,456)	(1,415,840)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	146,849,726	56,196,976	128,647,858	30,801,652
Cost of shares redeemed	(62,275,107)	–	–	(2,467,949)

Net increase in net assets from capital share transactions	84,574,619	56,196,976	128,647,858	28,333,703

INCREASE IN NET ASSETS	88,497,192	65,807,832	160,859,522	28,879,427

NET ASSETS:
Beginning of year	108,694,723	42,886,891	71,378,027	42,498,600

End of year	$197,191,915	$108,694,723	$232,237,549	$71,378,027

Undistributed net investment income included in net assets at end of year	$72,484	$67,229	$715,101	$163,725

SHARES ISSUED AND REDEEMED:
Shares sold	2,650,000	1,050,000	2,150,000	600,000
Shares redeemed	(1,150,000)	–	–	(50,000)

Net increase in shares outstanding	1,500,000	1,050,000	2,150,000	550,000

See notes to financial statements.

136	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Utilities Sector Index Fund	iShares S&P Europe 350 Index Fund
	Period from September 12, 2006[a] to March 31, 2007	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$271,324	$50,622,456	$31,129,529
Net realized gain	1,924,356	17,878,882	23,777,732
Net change in unrealized appreciation (depreciation)	3,177,966	387,954,630	189,206,789

Net increase in net assets resulting from operations	5,373,646	456,455,968	244,114,050

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(166,106)	(47,592,601)	(29,776,365)

Total distributions to shareholders	(166,106)	(47,592,601)	(29,776,365)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,737,868	606,608,076	252,494,296
Cost of shares redeemed	(11,834,683)	(26,363,683)	(73,442,168)

Net increase in net assets from capital share transactions	21,903,185	580,244,393	179,052,128

INCREASE IN NET ASSETS	27,110,725	989,107,760	393,389,813

NET ASSETS:
Beginning of period	–	1,575,443,370	1,182,053,557

End of period	$27,110,725	$2,564,551,130	$1,575,443,370

Undistributed net investment income included in net assets at end of period	$111,047	$9,857,607	$5,911,558

SHARES ISSUED AND REDEEMED:
Shares sold	650,000	6,200,000	3,050,000
Shares redeemed	(200,000)	(250,000)	(950,000)

Net increase in shares outstanding	450,000	5,950,000	2,100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	137

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Latin America 40 Index Fund		iShares S&P/TOPIX 150 Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$28,526,765	$22,114,643	$2,253,528	$1,391,678
Net realized gain (loss)	300,333,396	90,965,871	(881,276)	15,025,181
Net change in unrealized appreciation (depreciation)	(48,669,946)	303,258,398	12,266,139	37,947,580

Net increase in net assets resulting from operations	280,190,215	416,338,912	13,638,391	54,364,439

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,321,934)	(16,897,757)	(2,167,175)	(682,681)

Total distributions to shareholders	(30,321,934)	(16,897,757)	(2,167,175)	(682,681)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	725,535,869	1,030,422,566	36,603,702	217,459,219
Cost of shares redeemed	(1,039,471,300)	(210,998,675)	–	(48,955,790)

Net increase (decrease) in net assets from capital share transactions	(313,935,431)	819,423,891	36,603,702	168,503,429

INCREASE (DECREASE) IN NET ASSETS	(64,067,150)	1,218,865,046	48,074,918	222,185,187

NET ASSETS:
Beginning of year	1,554,429,370	335,564,324	317,438,807	95,253,620

End of year	$1,490,362,220	$1,554,429,370	$365,513,725	$317,438,807

Undistributed net investment income included in net assets at end of year	$4,313,792	$6,126,260	$1,224,135	$1,097,663

SHARES ISSUED AND REDEEMED:
Shares sold	4,600,000	8,650,000	300,000	1,950,000
Shares redeemed	(7,300,000)	(1,700,000)	–	(450,000)

Net increase (decrease) in shares outstanding	(2,700,000)	6,950,000	300,000	1,500,000

See notes to financial statements.

138	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$65.76	$60.67	$57.20	$42.03	$57.08

Income from investment operations:
Net investment income	1.61 [a]	1.22	1.04	0.66	0.59
Net realized and unrealized gain (loss)[b]	7.99	5.07	3.46	15.16	(15.09)

Total from investment operations	9.60	6.29	4.50	15.82	(14.50)

Less distributions from:
Net investment income	(1.36)	(1.20)	(1.03)	(0.65)	(0.55)

Total distributions	(1.36)	(1.20)	(1.03)	(0.65)	(0.55)

Net asset value, end of year	$74.00	$65.76	$60.67	$57.20	$42.03

Total return	14.60%	10.44%	7.85%	37.68%	(25.46)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$680,774	$460,329	$342,782	$168,736	$65,143
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	2.28%	2.05%	2.24%	1.63%	1.60%
Portfolio turnover rate[c]	3%	6%	4%	4%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	139

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Consumer Discretionary Sector Index Fund

Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$ 51.03

Income from investment operations:
Net investment income[b]	0.37
Net realized and unrealized gain[c]	7.71

Total from investment operations	8.08

Less distributions from:
Net investment income	(0.20)

Total distributions	(0.20)

Net asset value, end of period	$ 58.91

Total return	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$ 32,398
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.19%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

140	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Consumer Staples Sector Index Fund

Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$ 50.56

Income from investment operations:
Net investment income[b]	0.47
Net realized and unrealized gain[c]	4.85

Total from investment operations	5.32

Less distributions from:
Net investment income	(0.28)

Total distributions	(0.28)

Net asset value, end of period	$ 55.60

Total return	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$ 30,579
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.64%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	141

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$101.54	$82.90	$60.07	$44.47	$54.57

Income from investment operations:
Net investment income	1.85 [a]	1.37 [a]	1.32	0.68	0.88
Net realized and unrealized gain (loss)[b]	9.69	18.37	22.78	15.54	(10.07)

Total from investment operations	11.54	19.74	24.10	16.22	(9.19)

Less distributions from:
Net investment income	(1.80)	(1.10)	(1.27)	(0.62)	(0.91)

Total distributions	(1.80)	(1.10)	(1.27)	(0.62)	(0.91)

Net asset value, end of year	$111.28	$101.54	$82.90	$60.07	$44.47

Total return	11.37%	23.91%	40.40%	36.55%	(16.91)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$756,675	$685,415	$323,296	$90,100	$17,786
Ratio of expenses to average net assets	0.49%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.73%	1.46%	2.00%	1.92%	1.89%
Portfolio turnover rate[c]	10%	5%	5%	4%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

142	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$78.83	$64.22	$60.26	$39.98	$53.32

Income from investment operations:
Net investment income	1.81 [a]	1.52 [a]	0.86	1.38	0.56
Net realized and unrealized gain (loss)[b]	9.80	14.29	4.00	20.21	(13.33)

Total from investment operations	11.61	15.81	4.86	21.59	(12.77)

Less distributions from:
Net investment income	(1.21)	(1.20)	(0.90)	(1.31)	(0.57)

Total distributions	(1.21)	(1.20)	(0.90)	(1.31)	(0.57)

Net asset value, end of year	$89.23	$78.83	$64.22	$60.26	$39.98

Total return	14.74%	24.73%	8.02%	54.23%	(24.03)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$321,231	$141,895	$70,642	$30,129	$15,994
Ratio of expenses to average net assets	0.49%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.13%	2.17%	2.11%	2.14%	2.04%
Portfolio turnover rate[c]	5%	7%	5%	8%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	143

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$53.67	$48.13	$46.66	$39.81	$49.06

Income from investment operations:
Net investment income	0.82 [a]	0.53 [a]	0.39	0.31	0.28
Net realized and unrealized gain (loss)[b]	3.59	5.38	1.44	6.84	(9.28)

Total from investment operations	4.41	5.91	1.83	7.15	(9.00)

Less distributions from:
Net investment income	(0.49)	(0.37)	(0.36)	(0.30)	(0.25)

Total distributions	(0.49)	(0.37)	(0.36)	(0.30)	(0.25)

Net asset value, end of year	$57.59	$53.67	$48.13	$46.66	$39.81

Total return	8.22%	12.28%	3.93%	17.98%	(18.36)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$800,486	$488,414	$228,613	$130,656	$25,874
Ratio of expenses to average net assets	0.49%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.46%	1.02%	1.12%	1.25%	0.96%
Portfolio turnover rate[c]	5%	5%	10%	6%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

144	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Industrials Sector Index Fund

Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$ 50.25

Income from investment operations:
Net investment income[b]	0.48
Net realized and unrealized gain[c]	7.81

Total from investment operations	8.29

Less distributions from:
Net investment income	(0.29)

Total distributions	(0.29)

Net asset value, end of period	$ 58.25

Total return	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$ 17,474
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.60%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	145

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Materials Sector Index Fund

Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$ 48.72

Income from investment operations:
Net investment income[b]	0.66
Net realized and unrealized gain[c]	13.11

Total from investment operations	13.77

Less distributions from:
Net investment income	(0.16)

Total distributions	(0.16)

Net asset value, end of period	$ 62.33

Total return	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$ 74,791
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.11%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

146	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$55.74	$47.65	$50.99	$33.46	$51.91

Income from investment operations:
Net investment income (loss)	0.15 [a]	0.05	0.59	(0.04)	(0.05)
Net realized and unrealized gain (loss)[b]	1.40	8.06	(3.31)	17.57	(18.40)

Total from investment operations	1.55	8.11	(2.72)	17.53	(18.45)

Less distributions from:
Net investment income	(0.13)	(0.02)	(0.57)	–	–
Return of capital	–	–	(0.05)	–	–

Total distributions	(0.13)	(0.02)	(0.62)	–	–

Net asset value, end of year	$57.16	$55.74	$47.65	$50.99	$33.46

Total return	2.77%	17.03%	(5.40)%	52.39%	(35.54)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$197,192	$108,695	$42,887	$28,045	$6,692
Ratio of expenses to average net assets	0.49%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets	0.27%	0.16%	1.25%	(0.14)%	(0.16)%
Portfolio turnover rate[c]	6%	13%	7%	5%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	147

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$50.98	$50.00	$46.10	$33.40	$44.84

Income from investment operations:
Net investment income	2.17 [a]	1.37 [a]	0.75	0.62	0.65
Net realized and unrealized gain (loss)[b]	13.78	0.84	3.82	12.73	(11.45)

Total from investment operations	15.95	2.21	4.57	13.35	(10.80)

Less distributions from:
Net investment income	(1.51)	(1.23)	(0.67)	(0.65)	(0.64)

Total distributions	(1.51)	(1.23)	(0.67)	(0.65)	(0.64)

Net asset value, end of year	$65.42	$50.98	$50.00	$46.10	$33.40

Total return	31.40%	4.55%	9.84%	40.06%	(24.24)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$232,238	$71,378	$42,499	$20,747	$10,020
Ratio of expenses to average net assets	0.49%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.65%	2.72%	2.24%	1.54%	1.78%
Portfolio turnover rate[c]	8%	11%	13%	7%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

148	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Utilities Sector Index Fund

Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$ 49.99

Income from investment operations:
Net investment income[b]	0.58
Net realized and unrealized gain[c]	10.01

Total from investment operations	10.59

Less distributions from:
Net investment income	(0.33)

Total distributions	(0.33)

Net asset value, end of period	$ 60.25

Total return	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$ 27,111
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.91%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	149

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$88.51	$75.29	$64.39	$42.88	$59.04

Income from investment operations:
Net investment income	2.43 [a]	1.92	1.36	1.13	1.18
Net realized and unrealized gain (loss)[b]	19.12	13.18	10.89	21.49	(16.28)

Total from investment operations	21.55	15.10	12.25	22.62	(15.10)

Less distributions from:
Net investment income	(2.08)	(1.88)	(1.35)	(1.11)	(1.06)

Total distributions	(2.08)	(1.88)	(1.35)	(1.11)	(1.06)

Net asset value, end of year	$107.98	$88.51	$75.29	$64.39	$42.88

Total return	24.44%	20.30%	19.04%	52.85%	(25.73)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,564,551	$1,575,443	$1,182,054	$772,664	$375,187
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.47%	2.47%	2.26%	2.17%	2.11%
Portfolio turnover rate[c]	4%	7%	5%	5%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

150	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$140.67	$81.84	$62.19	$35.58	$52.49

Income from investment operations:
Net investment income	3.17 [a]	3.06 [a]	0.88	0.77	0.89
Net realized and unrealized gain (loss)[b]	37.91	57.46	19.71	26.58	(16.88)

Total from investment operations	41.08	60.52	20.59	27.35	(15.99)

Less distributions from:
Net investment income	(3.26)	(1.69)	(0.94)	(0.74)	(0.92)

Total distributions	(3.26)	(1.69)	(0.94)	(0.74)	(0.92)

Net asset value, end of year	$178.49	$140.67	$81.84	$62.19	$35.58

Total return	29.39%	74.23%	33.17%	77.07%	(30.54)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,490,362	$1,554,429	$335,564	$83,960	$8,895
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.08%	2.58%	2.00%	2.61%	2.42%
Portfolio turnover rate[c]	7%	12%	6%	13%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	151

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$124.49	$90.72	$94.57	$57.21	$73.59

Income from investment operations:
Net investment income	0.85 [a]	0.90 [a]	0.43	0.44	0.60
Net realized and unrealized gain (loss)[b]	3.67	33.25	(3.94)	37.16	(16.28)

Total from investment operations	4.52	34.15	(3.51)	37.60	(15.68)

Less distributions from:
Net investment income	(0.76)	(0.38)	(0.34)	(0.24)	(0.70)

Total distributions	(0.76)	(0.38)	(0.34)	(0.24)	(0.70)

Net asset value, end of year	$128.25	$124.49	$90.72	$94.57	$57.21

Total return	3.65%	37.67%	(3.71)%	65.79%	(21.36)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$365,514	$317,439	$95,254	$56,742	$8,581
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	0.69%	0.85%	0.67%	1.00%	0.26%
Portfolio turnover rate[c]	2%	7%	4%	4%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

152	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2007, the Trust offered 103 investment portfolios or funds.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Utilities Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector and iShares S&P Global Utilities Sector Index Funds commenced operations on September 12, 2006.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund may invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

154	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FOREIGN TAXES

Certain foreign countries may levy taxes on stock dividends (based on the par value of the stock dividends received) and other taxable corporate events (i.e., spin-offs and tender offers) by companies whose securities are held by the Funds. These foreign taxes, if any, are paid by the Funds receiving the stock dividends or holding the securities subject to the taxable corporate event, and are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2007, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings
S&P Global 100	$3,146,397	$95,505,035	$(9,565,424)	$89,086,008
S&P Global Consumer Discretionary Sector	106,257	3,964,731	(61,153)	4,009,835
S&P Global Consumer Staples Sector	101,857	2,547,772	(64,890)	2,584,739
S&P Global Energy Sector	2,511,019	95,212,778	(4,130,512)	93,593,285
S&P Global Financials Sector	2,081,045	47,183,971	(460,919)	48,804,097
S&P Global Healthcare Sector	4,929,012	53,656,601	(3,199,429)	55,386,184
S&P Global Industrials Sector	88,228	1,997,751	(221)	2,085,758
S&P Global Materials Sector	338,399	6,510,329	(73,338)	6,775,390
S&P Global Technology Sector	72,830	1,696,480	(1,358,788)	410,522
S&P Global Telecommunications Sector	715,976	31,944,379	(927,183)	31,733,172
S&P Global Utilities Sector	111,061	3,177,482	(28,323)	3,260,220
S&P Europe 350	11,378,852	738,553,917	(5,301,180)	744,631,589
S&P Latin America 40	4,314,388	271,245,320	(6,549,119)	269,010,589
S&P/TOPIX 150	1,630,667	57,341,982	(1,939,989)	57,032,660

For the period ended March 31, 2007 and the year ended March 31, 2006, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2007.

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2006 to March 31, 2007, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2008, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
S&P Global 100	$1,069,549
S&P Global Consumer Discretionary Sector	39,230
S&P Global Consumer Staples Sector	64,885
S&P Global Energy Sector	145,838
S&P Global Healthcare Sector	742,728
S&P Global Materials Sector	70,372
S&P Global Technology Sector	128,774
S&P Global Telecommunications Sector	48,516
S&P Global Utilities Sector	24,160
S&P Europe 350	1,898,897
S&P Latin America 40	220,994
S&P/TOPIX 150	1,003,484

The Funds had tax basis net capital loss carryforwards as of March 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P Global 100	$329,587	$1,022,864	$1,200,075	$670,310	$3,134,228	$2,131,997	$8,489,061
S&P Global Consumer Discretionary Sector	–	–	–	–	–	21,774	21,774
S&P Global Energy Sector	–	37,853	113,031	43,806	408,088	3,379,767	3,982,545
S&P Global Financials Sector	–	–	65,059	20,625	374,711	–	460,395
S&P Global Healthcare Sector	–	–	–	119,040	2,328,014	–	2,447,054
S&P Global Industrials Sector	–	–	–	–	–	175	175
S&P Global Materials Sector	–	–	–	–	–	2,966	2,966
S&P Global Technology Sector	–	114,472	244,568	111,285	401,105	358,238	1,229,668
S&P Global Telecommunications Sector	–	386,368	231,569	–	–	259,855	877,792
S&P Global Utilities Sector	–	–	–	–	–	4,149	4,149
S&P Europe 350	–	–	3,406,199	–	–	–	3,406,199
S&P Latin America 40	–	29,834	187,237	95,728	1,028,989	4,985,741	6,327,529
S&P/TOPIX 150	–	276,198	17,138	175,929	134,303	335,080	938,648

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended March 31, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2007 are disclosed in the Funds’ Statements of Operations.

156	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
S&P Global 100	$586,520,587	$104,125,112	$(8,645,732)	$95,479,380
S&P Global Consumer Discretionary Sector	28,469,430	4,179,671	(215,139)	3,964,532
S&P Global Consumer Staples Sector	27,925,399	2,769,721	(222,421)	2,547,300
S&P Global Energy Sector	660,531,305	100,331,105	(5,125,729)	95,205,376
S&P Global Financials Sector	272,800,960	48,925,997	(1,757,074)	47,168,923
S&P Global Healthcare Sector	744,942,089	73,212,763	(19,583,365)	53,629,398
S&P Global Industrials Sector	15,489,398	2,026,834	(29,142)	1,997,692
S&P Global Materials Sector	67,973,365	6,801,481	(292,077)	6,509,404
S&P Global Technology Sector	196,036,923	10,344,100	(8,647,707)	1,696,393
S&P Global Telecommunications Sector	199,778,786	32,547,962	(606,145)	31,941,817
S&P Global Utilities Sector	23,819,973	3,189,022	(11,635)	3,177,387
S&P Europe 350	1,846,884,447	738,422,761	(3,348)	738,419,413
S&P Latin America 40	1,259,445,051	276,066,276	(4,821,552)	271,244,724
S&P/TOPIX 150	305,812,062	64,883,437	(7,537,850)	57,345,587

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of March 31, 2007, in order to track the performance of their respective benchmark index, the iShares S&P Global 100 Index Fund and the iShares S&P Global Technology Sector Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Global 100	0.40%
S&P Global Consumer Discretionary Sector	0.48
S&P Global Consumer Staples Sector	0.48
S&P Global Energy Sector	0.48
S&P Global Financials Sector	0.48
S&P Global Healthcare Sector	0.48
S&P Global Industrials Sector	0.48

iShares Index Fund	Investment Advisory Fee
S&P Global Materials Sector	0.48%
S&P Global Technology Sector	0.48
S&P Global Telecommunications Sector	0.48
S&P Global Utilities Sector	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50

Prior to May 1, 2006, BGFA was entitled to receive an annual investment advisory fee of 0.65% from each of the iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector and iShares S&P Global Telecommunications Sector Index Funds.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$ 1,416
S&P Global Consumer Discretionary Sector	140
S&P Global Consumer Staples Sector	88
S&P Global Energy Sector	2,543
S&P Global Financials Sector	817
S&P Global Healthcare Sector	2,885
S&P Global Industrials Sector	732

iShares Index Fund	Securities Lending Agent Fees
S&P Global Materials Sector	$ 3,782
S&P Global Technology Sector	439
S&P Global Telecommunications Sector	13,935
S&P Europe 350	68,306
S&P Latin America 40	452,736
S&P/TOPIX 150	27,217

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment

158	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the year ended March 31, 2007, the Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P Global 100
Barclays PLC	369	134	3	500	$7,067,047	$278,543	$(352)
S&P Global Financials Sector
Barclays PLC	153	162	19	296	4,189,794	155,349	52,333
S&P Europe 350
Barclays PLC	1,405	489	8	1,886	26,671,163	1,069,094	47,054

As of March 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2007, were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$23,924,405	$18,660,545
S&P Global Consumer Discretionary Sector	3,860,840	949,478
S&P Global Consumer Staples Sector	3,193,100	483,644
S&P Global Energy Sector	75,087,200	67,762,732
S&P Global Financials Sector	17,297,922	11,943,333
S&P Global Healthcare Sector	38,674,458	35,354,128
S&P Global Industrials Sector	3,354,142	756,730
S&P Global Materials Sector	2,310,726	1,822,361
S&P Global Technology Sector	10,583,070	8,145,246
S&P Global Telecommunications Sector	12,257,140	10,873,878
S&P Global Utilities Sector	6,720,226	989,895
S&P Europe 350	153,364,732	91,529,144
S&P Latin America 40	100,840,831	100,301,562
S&P/TOPIX 150	8,125,234	8,147,046

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$156,174,434	$–
S&P Global Consumer Discretionary Sector	25,457,424	–
S&P Global Consumer Staples Sector	25,265,703	–
S&P Global Energy Sector	129,802,583	129,894,280
S&P Global Financials Sector	158,066,626	10,908,041
S&P Global Healthcare Sector	361,208,988	90,038,372
S&P Global Industrials Sector	25,111,641	14,029,343
S&P Global Materials Sector	74,740,893	8,401,453
S&P Global Technology Sector	144,065,042	61,380,376
S&P Global Telecommunications Sector	127,409,393	–
S&P Global Utilities Sector	27,944,386	11,782,976
S&P Europe 350	544,252,101	25,779,562
S&P Latin America 40	722,329,628	1,034,013,009
S&P/TOPIX 150	36,202,681	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government

160	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities or non-U.S. government debt securities. The market value of the securities on loan as of March 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	161

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global 100 Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Utilities Sector Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares S&P/TOPIX 150 Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2007, the results of each of their operations, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2007

162	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2007, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

S&P Global 100	$9,285,769	$560,911

S&P Global Consumer Discretionary Sector	169,452	7,154

S&P Global Energy Sector	10,659,109	601,293

S&P Global Financials Sector	4,092,799	274,170

S&P Global Materials Sector	399,007	25,129

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

S&P Global Telecommunication Sector	$4,347,642	$206,300

S&P Global Utilities Sector	188,304	14,392

S&P Europe 350	67,929,833	4,455,542

S&P Latin America 40	38,002,597	3,149,467

S&P/TOPIX 150	4,143,622	290,092

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended March 31, 2007 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P Global 100	47.03%

S&P Global Consumer Discretionary Sector	46.13

S&P Global Consumer Staples Sector	80.26

S&P Global Energy Sector	45.49

S&P Global Financials Sector	39.21

S&P Global Healthcare Sector	78.79

iShares Index Fund	Dividends- Received Deduction

S&P Global Industrials Sector	70.65%

S&P Global Materials Sector	23.84

S&P Global Technology Sector	100.00

S&P Global Telecommunications Sector	25.03

S&P Global Utilities Sector	56.60

Under Section 854(b)(2) of the Code, certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2007:

iShares Index Fund	Qualified Dividend Income

S&P Global 100	$11,129,468

S&P Global Consumer Discretionary Sector	100,630

S&P Global Consumer Staples Sector	138,251

S&P Global Energy Sector	10,987,488

S&P Global Financials Sector	4,181,676

S&P Global Healthcare Sector	6,276,335

S&P Global Industrials Sector	143,986

iShares Index Fund	Qualified Dividend Income

S&P Global Materials Sector	$81,268

S&P Global Technology Sector	386,500

S&P Global Telecommunications Sector	4,384,456

S&P Global Utilities Sector	166,106

S&P Europe 350	47,592,601

S&P Latin America 40	30,321,934

S&P/TOPIX 150	2,167,175

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2007. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	163

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Except for the iShares S&P Global 100 Index Fund, market price information was not available for the Funds on August 13, 2003 because the American Stock Exchange was closed due to a New York blackout on that day. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.32%
Greater than 1.0% and Less than 1.5%	7	0.53
Greater than 0.5% and Less than 1.0%	104	7.88
Between 0.5% and –0.5%	1,154	87.42
Less than –0.5% and Greater than –1.0%	30	2.27
Less than –1.0% and Greater than –1.5%	5	0.38
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0%	13	0.97

	1,320	100.00%

164	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Consumer Discretionary Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.81%
Greater than 0.5% and Less than 1.0%	6	4.84
Between 0.5% and –0.5%	113	91.12
Less than –0.5% and Greater than –1.0%	3	2.42
Less than –1.0%	1	0.81

	124	100.00%

iShares S&P Global Consumer Staples Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.81%
Greater than 0.5% and Less than 1.0%	9	7.26
Between 0.5% and –0.5%	113	91.12
Less than –0.5%	1	0.81

	124	100.00%

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.23%
Greater than 1.5% and Less than 2.0%	10	0.76
Greater than 1.0% and Less than 1.5%	48	3.64
Greater than 0.5% and Less than 1.0%	178	13.50
Between 0.5% and –0.5%	1,043	79.07
Less than –0.5% and Greater than –1.0%	35	2.65
Less than –1.0%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	165

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.30%
Greater than 1.0% and Less than 1.5%	35	2.65
Greater than 0.5% and Less than 1.0%	197	14.94
Between 0.5% and –0.5%	1,043	79.08
Less than –0.5% and Greater than –1.0%	34	2.58
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	2	0.15

	1,319	100.00%

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	7	0.53%
Greater than 1.0% and Less than 1.5%	48	3.64
Greater than 0.5% and Less than 1.0%	206	15.62
Between 0.5% and –0.5%	1,046	79.30
Less than –0.5% and Greater than –1.0%	10	0.76
Less than –1.0%	2	0.16

	1,319	100.00%

iShares S&P Global Industrials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.81%
Greater than 0.5% and Less than 1.0%	2	1.61
Between 0.5% and –0.5%	118	95.16
Less than –0.5% and Greater than –1.0%	2	1.61
Less than –1.0%	1	0.81

	124	100.00%

166	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Materials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.81%
Greater than 0.5% and Less than 1.0%	19	15.32
Between 0.5% and –0.5%	95	76.60
Less than –0.5% and Greater than –1.0%	6	4.84
Less than –1.0% and Greater than –1.5%	2	1.62
Less than –1.5%	1	0.81

	124	100.00%

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	11	0.83%
Greater than 1.0% and Less than 1.5%	54	4.09
Greater than 0.5% and Less than 1.0%	225	17.06
Between 0.5% and –0.5%	975	73.93
Less than –0.5% and Greater than –1.0%	45	3.41
Less than –1.0%	9	0.68

	1,319	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.30%
Greater than 1.5% and Less than 2.0%	19	1.44
Greater than 1.0% and Less than 1.5%	65	4.93
Greater than 0.5% and Less than 1.0%	291	22.06
Between 0.5% and –0.5%	879	66.65
Less than –0.5% and Greater than –1.0%	47	3.56
Less than –1.0% and Greater than –1.5%	10	0.76
Less than –1.5%	4	0.30

	1,319	100.00%

SUPPLEMENTAL INFORMATION	167

Supplemental Information ((Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Utilities Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.81%
Greater than 1.0% and Less than 1.5%	1	0.81
Greater than 0.5% and Less than 1.0%	14	11.29
Between 0.5% and –0.5%	107	86.28
Less than –0.5%	1	0.81

	124	100.00%

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	12	0.91%
Greater than 1.5% and Less than 2.0%	18	1.36
Greater than 1.0% and Less than 1.5%	88	6.67
Greater than 0.5% and Less than 1.0%	381	28.89
Between 0.5% and –0.5%	730	55.34
Less than –0.5% and Greater than –1.0%	68	5.16
Less than –1.0% and Greater than –1.5%	17	1.29
Less than –1.5%	5	0.38

	1,319	100.00%

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	7	0.53%
Greater than 1.5% and Less than 2.0%	24	1.82
Greater than 1.0% and Less than 1.5%	136	10.31
Greater than 0.5% and Less than 1.0%	238	18.04
Between 0.5% and –0.5%	820	62.17
Less than –0.5% and Greater than –1.0%	70	5.31
Less than –1.0% and Greater than –1.5%	17	1.29
Less than –1.5%	7	0.53

	1,319	100.00%

168	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information ((Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	7	0.53%
Greater than 2.0% and Less than 2.5%	13	0.99
Greater than 1.5% and Less than 2.0%	46	3.49
Greater than 1.0% and Less than 1.5%	126	9.55
Greater than 0.5% and Less than 1.0%	265	20.09
Between 0.5% and -0.5%	621	47.08
Less than –0.5% and Greater than –1.0%	157	11.90
Less than –1.0% and Greater than –1.5%	55	4.17
Less than –1.5% and Greater than –2.0%	21	1.59
Less than –2.0%	8	0.61

	1,319	100.00%

SUPPLEMENTAL INFORMATION	169

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 127 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer of Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGlF and MIP; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

170	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (1999-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); President of the Board of Directors, Catholic Charities CYO (since 2007); Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2002) of the Thacher School; Director (since 1998) of Catholic Charities CYO.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director(since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director(since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Common fund Distressed Debt Partners II.

TRUSTEE AND OFFICER INFORMATION	171

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Robert H. Silver, 1955	Trustee (since 2007)	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director (since 2007) of iShares, Inc.; Director and Member (since 2006) of the Audit and Compensation Committee of EPAM Systems, Inc.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

172	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	173

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Annual Report.

4592-iS-0507

174	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC. none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

For more information visit our website

or call 1-800-iShares (1-800-474-2737)

www.iShares.com

BGI-F-074-05007

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.82%	12.65%	13.05%	4.25%	4.25%	4.44%	(0.25)%	(0.25)%	(0.06)%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.82%	12.65%	13.05%	23.13%	23.14%	24.28%	(1.58)%	(1.61)%	(0.40)%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	21.74%

Consumer Non-Cyclical	20.12

Communications	12.74

Industrial	12.55

Energy	11.80

Technology	11.34

Consumer Cyclical	5.53

Basic Materials	2.22

Utilities	1.75

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.87%

General Electric Co.	4.97

Citigroup Inc.	3.44

AT&T Inc.	3.37

Microsoft Corp.	3.28

Bank of America Corp.	3.12

Procter & Gamble Co.	2.72

Altria Group Inc.	2.52

Pfizer Inc.	2.45

American International Group Inc.	2.39

TOTAL	34.13%

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the Standard & Poor’s 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor’s 500 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 12.82%, while the Index returned 13.05%.

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

Within the Index, every sector delivered positive performance. The financials sector was the strongest contributor to index performance, followed by energy and consumer staples. The utilities, telecommunications services, materials, and consumer discretionary sectors also delivered solid gains. The most modest gains for the reporting period came from the industrials sector.

All of the Fund’s ten largest holdings as of March 31, 2007, posted gains for the reporting period. The strongest performer among the ten largest holdings for the period was telecommunications company AT&T Inc. Tobacco company Altria Group Inc. and oil company Exxon Mobil Corp. also performed well. Additionally, financial companies Bank of America Corp. and Citigroup Inc. logged solid gains. Insurance company American International Group Inc. delivered the most modest gains among the ten largest holdings.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

2	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of March 31, 2007

	Average Annual Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P 500	11.75%	11.65%	11.83%	6.17%	6.21%	6.27%	1.26%	1.26%	1.34%
S&P 500 Growth*	7.86%	7.69%	8.08%	3.26%	3.27%	3.45%	(2.33)%	(2.35)%	(2.15)%
S&P 500 Value*	15.43%	15.29%	15.63%	8.88%	8.88%	9.06%	5.65%	5.64%	5.82%

	Cumulative Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P 500	11.75%	11.65%	11.83%	34.91%	35.15%	35.52%	9.03%	9.01%	9.62%
S&P 500 Growth*	7.86%	7.69%	8.08%	17.39%	17.45%	18.48%	(14.94)%	(15.03)%	(13.87)%
S&P 500 Value*	15.43%	15.29%	15.63%	53.00%	53.02%	54.30%	45.76%	45.67%	47.43%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

* Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

* Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “S&P 500 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The S&P 500 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the S&P 500 Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the S&P 500 Fund returned 11.75%, while the Index returned 11.83%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	21.54%

Consumer Non-Cyclical	20.14

Communications	11.52

Industrial	11.08

Technology	10.42

Energy	10.13

Consumer Cyclical	8.63

Utilities	3.66

Basic Materials	2.81

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.38%

General Electric Co.	2.86

Citigroup Inc.	1.98

AT&T Inc.	1.93

Microsoft Corp.	1.89

Bank of America Corp.	1.79

Procter & Gamble Co.	1.57

Altria Group Inc.	1.45

Pfizer Inc.	1.41

American International Group Inc.	1.37

TOTAL	19.63%

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500 Index and consists of those companies exhibiting the strongest growth characteristics in the S&P 500 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 7.86%, while the Growth Index returned 8.08%.

4	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	29.01%

Energy	14.14

Technology	13.31

Consumer Cyclical	11.86

Financial	9.98

Industrial	9.96

Communications	9.68

Basic Materials	1.45

Utilities	0.91

Short-Term and Other Net Assets	(0.30)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.01%

Procter & Gamble Co.	3.25

American International Group Inc.	2.85

Johnson & Johnson	2.85

Cisco Systems Inc.	2.52

General Electric Co.	2.37

International Business Machines Corp.	2.32

Microsoft Corp.	2.20

Wal-Mart Stores Inc.	1.88

PepsiCo Inc.	1.70

TOTAL	28.95%

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500 Index and consists of those companies exhibiting the strongest value characteristics in the S&P 500 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 15.43%, while the Value Index returned 15.63%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	32.30%

Communications	13.24

Consumer Non-Cyclical	12.24

Industrial	12.11

Technology	7.74

Energy	6.42

Utilities	6.23

Consumer Cyclical	5.61

Basic Materials	4.06

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Citigroup Inc.	3.82%

AT&T Inc.	3.73

Bank of America Corp.	3.46

General Electric Co.	3.31

JPMorgan Chase & Co.	2.55

Wells Fargo & Co.	1.76

ConocoPhillips	1.70

Verizon Communications Inc.	1.67

Hewlett-Packard Co.	1.63

Microsoft Corp.	1.60

TOTAL	25.23%

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the Index roughly 70% higher

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

During the reporting period, large-capitalization stocks generally outperformed small-capitalization stocks, and value stocks within the Index generally outperformed growth stocks.

Within the Index, every sector delivered positive performance. The financials sector was the strongest contributor to index performance, followed by energy and consumer staples. The consumer discretionary, utilities, telecommunications services, and materials sectors also delivered solid gains. The most modest gains for the reporting period came from the industrials sector.

Within the Growth Index, the energy sector was the strongest contributor, followed by consumer staples. Information technology delivered the smallest sector gains for the reporting period.

Within the Value Index, the financials and consumer discretionary sectors led performance, followed by the utilities and telecommunications services sectors. Information technology was the only negative performer, posting a slight loss for the period.

All of the S&P 500 Fund’s ten largest holdings as of March 31, 2007, delivered gains for the reporting period. Telecommunications company AT&T Inc. was the strongest performer among the ten largest holdings for the period. Tobacco company Altria Group Inc. also delivered robust gains, as did oil company Exxon Mobil Corp. Financial companies Bank of America Corp. and Citigroup Inc. also performed well. The slightest gains among the ten largest holdings came from insurer American International Group Inc.

Among the Growth Fund’s ten largest holdings as of March 31, 2007, Exxon Mobil Corp. had the strongest gains for the period, followed by Cisco Systems Inc. and International Business Machines Corp. (IBM). Retailer Wal-Mart Stores Inc. posted the most modest gains.

Among the Value Fund’s ten largest holdings as of March 31, 2007, the top performer by far was telecommunications company AT&T Inc. Hewlett-Packard Co. and Verizon Communications Inc. also performed well for the period. General Electric Co. logged the smallest gains among the ten largest holdings.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

6	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of March 31, 2007

	Average Annual Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P MidCap 400	8.19%	8.33%	8.44%	10.53%	10.53%	10.70%	10.30%	10.30%	10.48%
S&P MidCap 400 Growth*	5.34%	5.29%	5.57%	8.00%	8.01%	8.23%	3.72%	3.73%	3.98%
S&P MidCap 400 Value*	10.78%	10.98%	11.05%	12.76%	12.78%	12.98%	15.01%	15.01%	15.25%

	Cumulative Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P MidCap 400	8.19%	8.33%	8.44%	64.93%	64.93%	66.24%	95.91%	95.97%	98.06%
S&P MidCap 400 Growth*	5.34%	5.29%	5.57%	46.94%	47.00%	48.47%	27.69%	27.72%	29.81%
S&P MidCap 400 Value*	10.78%	10.98%	11.05%	82.28%	82.45%	84.10%	154.72%	154.77%	158.11%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

* Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

* Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The MidCap 400 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the MidCap 400 Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the MidCap 400 Fund returned 8.19%, while the Index returned 8.44%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	17.54%

Industrial	15.80

Financial	15.76

Consumer Cyclical	14.34

Technology	10.23

Energy	9.26

Utilities	6.86

Communications	5.20

Basic Materials	4.57

Diversified	0.41

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Precision Castparts Corp.	1.24%

MEMC Electronic Materials Inc.	0.88

Noble Energy Inc.	0.88

Expeditors International Washington Inc.	0.77

Microchip Technology Inc.	0.67

Cameron International Corp.	0.61

Southwestern Energy Co.	0.60

Harris Corp.	0.59

Lam Research Corp.	0.58

Macerich Co. (The)	0.58

TOTAL	7.40%

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 Index and consists of those companies exhibiting the strongest growth characteristics within the S&P MidCap 400 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 5.34%, while the Growth Index returned 5.57%.

8	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.91%

Consumer Cyclical	19.65

Industrial	15.43

Energy	12.24

Technology	12.18

Financial	9.38

Communications	4.88

Basic Materials	1.86

Diversified	0.83

Utilities	0.60

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Expeditors International Washington Inc.	1.54%

Precision Castparts Corp.	1.39

Noble Energy Inc.	1.29

Southwestern Energy Co.	1.21

Everest Re Group Ltd.	1.07

MEMC Electronic Materials Inc.	1.07

American Eagle Outfitters Inc.	1.05

Equitable Resources Inc.	1.03

Amphenol Corp. Class A	1.00

Berkley (W.R.) Corp.	0.98

TOTAL	11.63%

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 Index and consists of those companies exhibiting the strongest value characteristics within the S&P MidCap 400 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 10.78%, while the Value Index returned 11.05%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	21.86%

Industrial	15.98

Utilities	12.98

Consumer Non-Cyclical	12.16

Consumer Cyclical	9.11

Technology	8.42

Basic Materials	7.40

Energy	6.25

Communications	5.75

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Macerich Co. (The)	1.14%

Lyondell Chemical Co.	1.10

Manpower Inc.	1.08

Precision Castparts Corp.	1.08

Telephone & Data Systems Inc.	1.07

AMB Property Corp.	1.00

Regency Centers Corp.	0.99

Wisconsin Energy Corp.	0.98

Pepco Holdings Inc.	0.96

Fidelity National Financial Inc.	0.91

TOTAL	10.31%

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

Mid-capitalization stocks, as represented by the Index, lagged large-capitalization stocks, as represented by the S&P 500 Index. Value stocks generally outperformed their growth counterparts within the Index during the reporting period.

Within the Index, every sector had positive performance for the reporting period. The utilities sector was the strongest contributor to index performance, followed by financials and materials. Health care was the weakest sector, posting a modest gain.

Within the Growth Index, sector performance was mostly positive. Information technology was the strongest contributor to performance, followed by the energy sector. Consumer staples posted strong gains as well. Telecommunications services was the poorest performing sector and the only sector within the Growth Index to decline for the reporting period.

Within the Value Index, utilities delivered the strongest gains, followed by financials. Materials and industrials also performed well. Health care was the weakest performing sector within the Value Index, posting only a slight gain.

Among the MidCap 400 Fund’s ten largest holdings as of March 31, 2007, performance was mostly positive for the reporting period. Aerospace manufacturer Precision Castparts Corp. and MEMC Electronic Materials Inc., which produces wafers for the semiconductor industry, both logged robust gains for the period. Oil services company Cameron International Corp. also performed well, as did oil exploration company Noble Energy Inc. Freight and logistics company Expeditors International Washington Inc. posted a slight decline during the reporting period.

Among the Growth Fund’s ten largest holdings as of March 31, 2007, Precision Castparts Corp. produced the strongest gains, followed by MEMC Electronic Materials Inc. and American Eagle Outfitters Inc. Berkeley (W.R.) Corp. declined during the reporting period, as did Expeditors International Washington Inc.

Among the Value Fund’s ten largest holdings as of March 31, 2007, Precision Castparts Corp. was the top performer for the reporting period, followed by Lyondell Chemical Co. and Telephone & Data Systems Inc. AMB Property Corp. logged the most modest gains among the ten largest holdings, although it still posted double-digit gains.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of March 31, 2007

	Average Annual Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P SmallCap 600	5.07%	4.87%	5.29%	11.51%	11.50%	11.69%	12.22%	12.20%	12.40%
S&P SmallCap 600 Growth*	3.36%	3.41%	3.58%	11.25%	11.27%	11.51%	7.74%	7.73%	8.01%
S&P SmallCap 600 Value*	6.64%	6.72%	6.90%	11.42%	11.35%	11.68%	14.07%	14.06%	14.36%

	Cumulative Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P SmallCap 600	5.07%	4.87%	5.29%	72.40%	72.32%	73.81%	120.59%	120.27%	123.02%
S&P SmallCap 600 Growth*	3.36%	3.41%	3.58%	70.43%	70.58%	72.41%	64.66%	64.51%	67.34%
S&P SmallCap 600 Value*	6.64%	6.72%	6.90%	71.69%	71.16%	73.70%	141.24%	141.05%	145.13%
Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

* Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

* Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600 Index (the “Index”). The Index measures the performance of publicly traded securities in the small-capitalization sector of the U.S. equity market. The SmallCap 600 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the SmallCap 600 Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the SmallCap 600 Fund returned 5.07%, while the Index returned 5.29%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Industrial	19.73%

Consumer Non-Cyclical	19.17

Consumer Cyclical	16.60

Financial	15.38

Technology	9.43

Energy	6.07

Utilities	5.12

Basic Materials	4.56

Communications	3.87

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Manitowoc Co. Inc. (The)	0.67%

Energen Corp.	0.62

Helix Energy Solutions Group Inc.	0.58

Southern Union Co.	0.55

Cabot Oil & Gas Corp.	0.55

NVR Inc.	0.54

Trimble Navigation Ltd.	0.54

Essex Property Trust Inc.	0.53

Carpenter Technology Corp.	0.52

Respironics Inc.	0.52

TOTAL	5.62%

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 Index and consists of those companies exhibiting the strongest growth characteristics within the S&P SmallCap 600 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 3.36%, while the Growth Index returned 3.58%.

12	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.73%

Consumer Cyclical	18.79

Industrial	17.08

Technology	11.43

Financial	10.68

Energy	9.50

Communications	3.57

Basic Materials	2.73

Utilities	1.46

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Manitowoc Co. Inc. (The)	1.37%

Helix Energy Solutions Group Inc.	1.19

Cabot Oil & Gas Corp.	1.13

NVR Inc.	1.11

Trimble Navigation Ltd.	1.11

Respironics Inc.	1.07

Hologic Inc.	1.07

NBTY Inc.	1.04

Pediatrix Medical Group Inc.	0.96

IDEXX Laboratories Inc.	0.95

TOTAL	11.00%

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 Index and consists of those companies exhibiting the strongest value characteristics within the S&P SmallCap 600 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 6.64%, while the Value Index returned 6.90%

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Industrial	22.21%

Financial	19.82

Consumer Cyclical	14.60

Consumer Non-Cyclical	13.88

Utilities	8.58

Technology	7.52

Basic Materials	6.30

Communications	4.14

Energy	2.82

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
UGI Corp.	0.93%

Atmos Energy Corp.	0.91

Kansas City Southern Industries Inc.	0.90

Shaw Group Inc. (The)	0.83

Belden CDT Inc.	0.79

URS Corp.	0.74

Colonial Properties Trust	0.70

Carpenter Technology Corp.	0.70

Anixter International Inc.	0.68

Lennox International Inc.	0.67

TOTAL	7.85%

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

Small-capitalization stocks, as represented by the Index, lagged the broader market, as represented by the S&P Composite 1500 Index. Value stocks generally outperformed their growth counterparts within the Index during the reporting period.

Within the Index, sector performance was mostly positive. Strong gains came from the utilities sector, followed by the materials sector. Information technology and industrials also contributed positively to performance. Consumer discretionary and financials both declined for the reporting period.

Within the Growth Index, the consumer staples sector was the strongest performing sector. The information technology and health care sectors also posted solid returns and were positive contributors to performance. The consumer discretionary and financials sectors both posted declines for the reporting period.

Within the Value Index, the utilities sector led performance, followed by industrials. Materials and energy also performed well. Financials was the only sector to post a decline for the reporting period.

Among the SmallCap 600 Fund’s ten largest holdings as of March 31, 2007, performance was mostly positive for the reporting period. Energy company Energen Corp. logged the strongest gains, followed by Cabot Oil & Gas Corp. and crane manufacturer The Manitowoc Co. Inc. Specialty metal manufacturer Carpenter Technology Corp. also performed well. Homebuilder NVR Inc. declined, as did energy services company Helix Energy Solutions Group Inc.

Among the Growth Fund’s ten largest holdings as of March 31, 2007, NBTY Inc. was the strongest performer, producing triple digit gains during the reporting period. Cabot Oil & Gas Corp. and The Manitowoc Co. Inc. also posted strong returns. NVR Inc. and Helix Energy Solutions Group Inc. both declined during the period.

Among the Value Fund’s ten largest holdings as of March 31, 2007, Belden CDT Inc. posted the strongest gains, as its share price nearly doubled. Kansas City Southern Industries Inc. and Anixter International Inc. also performed well during the reporting period. Colonial Properties Trust was the only holding among the ten largest to decline for the period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

14	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.02%	10.94%	11.26%	9.43%	9.41%	9.65%

Cumulative Total Returns

Year Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.02%	10.94%	11.26%	33.39%	33.31%	34.17%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	20.89%

Consumer Non-Cyclical	19.93

Industrial	11.83

Communications	10.77

Technology	10.03

Energy	9.95

Consumer Cyclical	9.45

Utilities	3.95

Basic Materials	3.04

Diversified	0.03

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.99%

General Electric Co.	2.52

Citigroup Inc.	1.74

AT&T Inc.	1.71

Microsoft Corp.	1.66

Bank of America Corp.	1.58

Procter & Gamble Co.	1.38

Altria Group Inc.	1.28

Pfizer Inc.	1.25

American International Group Inc.	1.21

TOTAL	17.32%

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Composite 1500 Index (the “Index”). The Index is comprised of the Standard & Poor’s 500, MidCap 400 and SmallCap 600 Indexes, which together represent approximately 85% of the total U.S. equity market as of March 31, 2007. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 11.02%, while the Index returned 11.26%.

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

Within the Index, every sector delivered positive returns for the reporting period. Financials was the largest contributor to index performance, followed by energy. The consumer staples sector also performed well. Consumer discretionary and utilities both delivered solid gains, while information technology posted the most modest gains amongst the sectors.

All of the Fund’s ten largest holdings as of March 31, 2007, posted gains for the reporting period. The strongest performer among the ten largest holdings for the period was telecommunications company AT&T Inc. Tobacco company Altria Group Inc. and oil company Exxon Mobil Corp. also performed well. Additionally, financial companies Bank of America Corp. and Citigroup Inc. logged solid gains. Insurance company American International Group Inc. delivered the most modest gains among the ten largest holdings.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

16	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of March 31, 2007

Cumulative Total Returns

Inception to 3/31/07

NAV	MARKET	INDEX
0.20%	0.26%	0.19%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 3/26/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 3/31/07, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 3/31/07
Sector	Percentage of Net Assets
Financial	82.65%

Consumer Cyclical	8.25

Basic Materials	2.16

Industrial	1.66

Short-Term and Other Net Assets	5.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Ford Motor Co. Capital Trust II, 6.50%	8.25%

Metlife Inc., 6.50%	4.82

Citigroup Capital VIII, 6.95%	4.64

Wells Fargo Capital IV, 7.00%	4.61

Countrywide Capital V, 7.00%	4.30

Simon Property Group LP, 6.00%	4.18

ABN AMRO Capital Funding Trust VII, 6.08%	4.02

Citigroup Capital IX, 6.00%	3.84

Merrill Lynch & Co. Inc., 6.01%	3.68

JP Morgan Chase Capital XI, 5.88%	3.56

TOTAL	45.90%

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s U.S. Preferred Stock Index (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the NYSE, AMEX or the Nasdaq Stock Market, Inc., and includes preferred stocks with market capitalizations over $100 million that meet various minimum requirements determined by Standard & Poor’s. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 26, 2007 (inception date of the Fund) through March 31, 2007, the Fund returned 0.20%, while the Index returned 0.19%.

Among the Fund’s ten largest holdings as of March 31, 2007, performance was mixed for the short reporting period. Mortgage company Countrywide Capital’s V, 7.00% issue posted a slight gain, as did the Wells Fargo Capital IV, 7.00% issue. Ford Motor Co. Capital Trust II, 6.50%, the Fund’s largest holding, declined. Citigroup Capital IX, 6.00%, also posted a slight decline during the period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.87)%	(7.86)%	(7.64)%	(0.39)%	(0.38)%	0.11%	(4.35)%	(4.36)%	(3.96)%

Cumulative Total Returns

Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.87)%	(7.86)%	(7.64)%	(1.92)%	(1.91)%	0.53%	(23.94)%	(23.98)%	(22.00)%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/5/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

18	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Industry	Percentage of Net Assets
Pharmaceuticals	48.14%

Biotechnology	48.10

Health Care - Products	3.50

Commercial Services	0.24

Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Amgen Inc.	11.84%

Gilead Sciences Inc.	7.06

Celgene Corp.	5.03

Teva Pharmaceutical Industries Ltd. SP ADR	4.48

Biogen Idec Inc.	3.33

Genzyme Corp.	3.18

Vertex Pharmaceuticals Inc.	1.95

MedImmune Inc.	1.87

Shire PLC ADR	1.79

New River Pharmaceuticals Inc.	1.51

TOTAL	42.04%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals and which also meet other eligibility criteria. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund declined 7.87%, while the Index declined 7.64%.

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

Among the Fund’s ten largest holdings as of March 31, 2007, performance was mostly negative for the reporting period. The ADR shares of Shire PLC, a company which produces pharmaceutical products in the area of attention deficit and hyperactivity disorder, posted strong gains. Gilead Sciences Inc., which develops therapeutics focused on life-threatening diseases, also performed well, as did Celgene Corp., which develops therapies for cancer and immune-inflammatory-related diseases. Vertex Pharmaceuticals Inc., which develops small molecule drugs for serious diseases including HIV infection, declined sharply, as did biotechnology company Amgen Inc. Genzyme Corp., a diversified global biotechnology company, and Biogen Idec Inc. both declined moderately for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/06)[a]	Ending Account Value (3/31/07)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (10/1/06 to 3/31/07)
S&P 100
Actual	$1,000.00	$1,058.90	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P 500
Actual	1,000.00	1,073.40	0.09	0.47
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.09	0.45
S&P 500 Growth
Actual	1,000.00	1,054.40	0.18	0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.18	0.91

20	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/06)[a]	Ending Account Value (3/31/07)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (10/1/06 to 3/31/07)
S&P 500 Value
Actual	$1,000.00	$1,090.60	0.18%	$0.94
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.18	0.91
S&P MidCap 400
Actual	1,000.00	1,130.40	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	1,121.20	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P MidCap 400 Value
Actual	1,000.00	1,138.70	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P SmallCap 600
Actual	1,000.00	1,111.70	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	1,117.70	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P SmallCap 600 Value
Actual	1,000.00	1,106.10	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P 1500
Actual	1,000.00	1,078.70	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P U.S. Preferred Stock
Actual	1,000.00	1,002.00	0.48	0.07
Hypothetical (5% return before expenses)	1,000.00	1,000.60	0.48	0.07
Nasdaq Biotechnology
Actual	1,000.00	1,028.20	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

[a]	Account values are based on a start date of March 26, 2007 (commencement of operations) for the iShares S&P U.S. Preferred Stock Index Fund.
[b]

Except for the iShares S&P U.S. Preferred Stock Index Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). Expenses for the iShares S&P U.S. Preferred Stock Index Fund, which commenced operations on March 26, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (5 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	21

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.79%

AEROSPACE & DEFENSE – 2.59%
Boeing Co. (The)	373,130	$33,174,988
General Dynamics Corp.	191,828	14,655,659
Raytheon Co.	210,970	11,067,486
United Technologies Corp.	470,774	30,600,310

		89,498,443

AGRICULTURE – 2.52%
Altria Group Inc.	992,092	87,115,598

		87,115,598

AUTO MANUFACTURERS – 0.44%
Ford Motor Co.	894,635	7,058,670
General Motors Corp.	267,459	8,194,944

		15,253,614

BANKS – 7.35%
Bank of America Corp.	2,114,238	107,868,423
Regions Financial Corp.	345,981	12,237,348
U.S. Bancorp	837,368	29,282,759
Wachovia Corp.	900,940	49,596,747
Wells Fargo & Co.	1,597,239	54,992,939

		253,978,216

BEVERAGES – 3.27%
Anheuser-Busch Companies Inc.	360,686	18,200,216
Coca-Cola Co. (The)	952,270	45,708,960
PepsiCo Inc.	774,253	49,211,521

		113,120,697

BIOTECHNOLOGY – 1.01%
Amgen Inc.[a]	551,927	30,841,681
MedImmune Inc.[a]	112,699	4,101,117

		34,942,798

CHEMICALS – 1.23%
Dow Chemical Co. (The)	453,474	20,796,318
Du Pont (E.I.) de Nemours and Co.	436,908	21,596,362

		42,392,680

COMPUTERS – 4.65%
Computer Sciences Corp.[a]	81,782	4,263,296
Dell Inc.[a]	1,073,955	24,926,496
EMC Corp.[a]	996,743	13,804,891

Security	Shares	Value
Hewlett-Packard Co.	1,265,290	$50,788,741
International Business Machines Corp.	711,729	67,087,576

		160,871,000

COSMETICS & PERSONAL CARE – 3.42%
Avon Products Inc.	208,573	7,771,430
Colgate-Palmolive Co.	242,738	16,212,471
Procter & Gamble Co.	1,491,678	94,214,382

		118,198,283

DIVERSIFIED FINANCIAL SERVICES – 10.88%
American Express Co.	563,690	31,792,116
Capital One Financial Corp.	194,126	14,648,748
Citigroup Inc.	2,317,599	118,985,533
Goldman Sachs Group Inc. (The)	194,475	40,184,369
JPMorgan Chase & Co.	1,642,001	79,440,008
Lehman Brothers Holdings Inc.	248,729	17,428,441
Merrill Lynch & Co. Inc.	418,079	34,144,512
Morgan Stanley	503,277	39,638,096

		376,261,823

ELECTRIC – 1.75%
AES Corp. (The)[a]	313,766	6,752,244
American Electric Power Co. Inc.	187,566	9,143,842
Entergy Corp.	93,773	9,838,663
Exelon Corp.	316,834	21,769,664
Southern Co. (The)	353,942	12,971,974

		60,476,387

FOOD – 0.58%
Campbell Soup Co.	103,304	4,023,691
Heinz (H.J.) Co.	153,613	7,238,245
Kraft Foods Inc.	88,818	2,811,978
Sara Lee Corp.	346,781	5,867,534

		19,941,448

FOREST PRODUCTS & PAPER – 0.44%
International Paper Co.	214,013	7,790,073
Weyerhaeuser Co.[b]	99,871	7,464,359

		15,254,432

HEALTH CARE - PRODUCTS – 3.62%
Baxter International Inc.	307,227	16,181,646
Johnson & Johnson	1,368,152	82,444,839
Medtronic Inc.	544,422	26,709,343

		125,335,828

22	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2007

Security	Shares	Value
INSURANCE – 3.51%
Allstate Corp. (The)	292,531	$17,569,412
American International Group Inc.	1,229,880	82,672,534
CIGNA Corp.	46,098	6,576,341
Hartford Financial Services Group Inc. (The)	151,401	14,470,908

		121,289,195

INTERNET – 1.36%
Google Inc. Class Aa	102,902	47,145,580

		47,145,580

IRON & STEEL – 0.15%
Allegheny Technologies Inc.	48,236	5,146,299

		5,146,299

LODGING – 0.22%
Harrah’s Entertainment Inc.	88,142	7,443,592

		7,443,592

MACHINERY – 0.73%
Caterpillar Inc.	305,324	20,465,868
Rockwell Automation Inc.	77,746	4,654,653

		25,120,521

MANUFACTURING – 7.09%
General Electric Co.	4,861,201	171,892,067
Honeywell International Inc.	378,195	17,419,662
3M Co.	346,961	26,518,229
Tyco International Ltd.	934,766	29,491,867

		245,321,825

MEDIA – 3.64%
CBS Corp. Class B	348,973	10,675,084
Clear Channel
Communications Inc.	234,632	8,221,505
Comcast Corp. Class Aa	1,470,314	38,154,648
Time Warner Inc.	1,803,848	35,571,883
Walt Disney Co. (The)	968,418	33,342,632

		125,965,752

MINING – 0.40%
Alcoa Inc.	411,120	13,936,968

		13,936,968

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.22%
Xerox Corp.[a]	448,740	$7,579,219

		7,579,219

OIL & GAS – 9.59%
Chevron Corp.	1,020,081	75,445,191
ConocoPhillips	777,246	53,124,764
Exxon Mobil Corp.	2,691,464	203,070,959

		331,640,914

OIL & GAS SERVICES – 1.84%
Baker Hughes Inc.	151,422	10,013,537
Halliburton Co.	474,288	15,053,901
Schlumberger Ltd.	557,163	38,499,963

		63,567,401

PHARMACEUTICALS – 5.70%
Abbott Laboratories	729,498	40,705,988
Bristol-Myers Squibb Co.	954,751	26,503,888
Merck & Co. Inc.	1,024,207	45,239,223
Pfizer Inc.	3,350,284	84,628,174

		197,077,273

PIPELINES – 0.37%
El Paso Corp.	329,856	4,773,016
Williams Companies Inc. (The)	282,706	8,045,813

		12,818,829

RETAIL – 4.87%
CVS/Caremark Corp.	720,672	24,603,742
Home Depot Inc.	964,836	35,448,075
Limited Brands Inc.	162,166	4,226,046
McDonald’s Corp.	568,968	25,632,008
Target Corp.	406,062	24,063,234
Wal-Mart Stores Inc.	1,162,551	54,581,769

		168,554,874

SEMICONDUCTORS – 2.20%
Intel Corp.	2,726,346	52,154,999
National Semiconductor Corp.	134,681	3,251,199
Texas Instruments Inc.	682,426	20,541,023

		75,947,221

SOFTWARE – 4.27%
Microsoft Corp.	4,073,701	113,534,047
Oracle Corp.[a]	1,886,449	34,201,320

		147,735,367

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 7.74%
AT&T Inc.	2,951,845	$116,391,248
Cisco Systems Inc.[a]	2,855,386	72,898,005
Sprint Nextel Corp.	1,372,221	26,017,310
Verizon Communications Inc.	1,375,649	52,164,610

		267,471,173

TRANSPORTATION – 2.14%
Burlington Northern Santa Fe Corp.	169,716	13,650,258
FedEx Corp.	145,203	15,599,158
Norfolk Southern Corp.	187,710	9,498,126
United Parcel Service Inc. Class B	504,176	35,342,738

		74,090,280

TOTAL COMMON STOCKS (Cost: $ 3,422,327,494)		3,450,493,530

SHORT-TERM INVESTMENTS – 0.28%

CERTIFICATES OF DEPOSIT[c] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$76,265	76,265
Deutsche Bank AG
5.35%, 08/08/07	95,331	95,331

		171,596

COMMERCIAL PAPER[c] – 0.04%
Amstel Funding Corp.
5.22%,
04/16/07 - 04/17/07[d]	36,268	36,190
BNP Paribas Finance Inc.
5.11%, 06/06/07	13,346	13,223
Bryant Park Funding LLC
5.28%, 04/23/07[d]	57,199	57,023
Cheyne Finance LLC 5.24%, 04/12/07 - 04/23/07[d]	28,599	28,527
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	57,199	57,073

Security	Principal	Value
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[d]	$158,938	$158,212
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[d]	92,068	92,048
Five Finance Inc.
5.22%, 04/20/07[d]	17,541	17,495
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[d]	66,732	65,892
Giro Funding Corp.
5.29%, 04/23/07[d]	38,133	38,015
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[d]	74,359	73,776
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	19,066	18,795
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[d]	57,199	57,005
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	28,599	28,507
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[d]	48,180	47,582
Lockhart Funding LLC
5.25%,
05/04/07 - 05/14/07[d]	86,026	85,610
Nationwide Building Society
5.21%, 04/13/07[d]	36,226	36,168
Nestle Capital Corp.
5.19%, 08/09/07	22,880	22,454
Park Granada LLC
5.50%, 04/02/07[d]	80,393	80,393
Park Sienna LLC
5.50%, 04/02/07[d]	7,627	7,627
Sedna Finance Inc.
5.22%, 04/17/07[d]	21,736	21,688
Simba Funding Corp.
5.20%, 07/23/07[d]	38,133	37,516

24	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2007

Security	Shares or Principal	Value
Societe Generale
5.18%, 05/16/07	$95,331	$94,728
Tulip Funding Corp.
5.30%, 04/26/07[d]	51,532	51,350
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	62,130	62,130
Westpac Banking Corp.
5.20%, 07/12/07[d]	34,319	33,819
Zela Finance Inc.
5.20%, 07/16/07[d]	22,880	22,533

		1,345,379

MEDIUM-TERM NOTES[c] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	9,533	9,533
Cullinan Finance Corp.
5.71%, 06/28/07[d]	28,599	28,599
K2 USA LLC
5.39%, 06/04/07[d]	28,599	28,599
Sigma Finance Inc.
5.51%, 06/18/07[d]	31,269	31,269

		98,000

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	3,209,615	3,209,615

		3,209,615

REPURCHASE AGREEMENTS[c] – 0.05%
Banc of America Securities LLC
5.49%, dated 3/30/07,
due 4/2/07, maturity value
$112,161 (collateralized by
U.S. Government obligations
and non-U.S. Government debt
securities, value $119,803,
3.75% to 8.50%,
5/15/08 to 6/12/46).	$112,110	112,110

Security	Principal	Value
Banc of America Securities LLC
5.49%, dated 3/30/07,
due 4/2/07, maturity value
$76,300 (collateralized by
non-U.S. Government debt
securities, value $78,639,
6.00% to 7.40%,
5/15/11 to 11/15/25).	$76,265	$76,265
Bank of America N.A.
5.38%, dated 3/30/07,
due 4/2/07, maturity value
$72,484 (collateralized by
U.S. Government obligations,
value $ 73,982,
5.50%, 12/1/34).	72,452	72,452
Bear Stearns Companies Inc. (The)
5.50%, dated 3/30/07,
due 4/2/07, maturity value
$57,225 (collateralized by
non-U.S. Government debt
securities, value $59,051,
1.00% to 10.00%,
10/17/18 to 11/25/52).	57,199	57,199
BNP Securities Corp.
5.48%, dated 3/30/07,
due 4/2/07, maturity value
$95,375 (collateralized by
non-U.S. Government debt
securities, value $104,140,
4.50% to 7.84%,
12/1/07 to 7/15/21).	95,331	95,331
BNP Securities Corp.
5.49%, dated 3/30/07,
due 4/2/07, maturity value
$3,815 (collateralized by
non-U.S. Government debt
securities, value $4,005,
4.50% to 7.84%,
12/1/07 to 7/15/21).	3,813	3,813

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value
$247,975 (collateralized by
non-U.S. Government debt
securities, value $263,902,
0.00% to 6.01%,
5/27/33 to 3/15/37).	$247,862	$247,862
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value
$41,965 (collateralized by
non-U.S. Government debt
securities, value $44,661,
0.00% to 6.01%,
5/27/33 to 3/15/37).	41,946	41,946
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value
$22,891 (collateralized by
non-U.S. Government debt
securities, value $24,360,
0.00% to 6.01%,
5/27/33 to 3/15/37).	22,880	22,880
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07,
due 4/2/07, maturity value
$133,525 (collateralized by
non-U.S. Government debt
securities, value $140,291,
4.70% to 6.25%,
11/25/35 to 10/17/48).	133,464	133,464
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07,
due 4/2/07, maturity value
$76,300 (collateralized by
non-U.S. Government debt
securities, value $80,166,
0.00% to 8.85%,
8/15/09 to 10/15/49).	76,265	76,265

Security	Principal	Value
Goldman Sachs Group Inc. (The)
5.49%, dated 3/30/07,
due 4/2/07, maturity value
$90,456 (collateralized by
non-U.S. Government debt
securities, value $93,895,
0.00% to 5.68%,
4/17/07 to 1/25/47).	$90,415	$90,415
Greenwich Capital Markets Inc.
5.59%, dated 3/30/07,
due 4/2/07, maturity value
$38,151 (collateralized by
non-U.S. Government debt
securities, value $42,153,
5.65% to 9.49%,
1/1/17 to 6/1/48).	38,133	38,133
HSBC Securities Inc.
5.49%, dated 3/30/07,
due 4/2/07, maturity value
$19,075 (collateralized by
non-U.S. Government debt
securities, value $20,043,
3.73% to 5.33%,
12/1/35 to 6/1/46).	19,066	19,066
JP Morgan Securities Inc.
5.54%, dated 3/30/07,
due 4/2/07, maturity value
$9,537 (collateralized by
non-U.S. Government debt
securities, value $10,021,
4.70% to 8.75%,
6/1/10 to 3/15/32).	9,533	9,533
Lehman Brothers Holdings Inc.
5.57%, dated 3/30/07,
due 4/2/07, maturity value
$267,052 (collateralized by
non-U.S. Government debt
securities, value $339,565,
1.13% to 10.07%,
1/15/09 to 10/12/49).	266,928	266,928

26	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2007

Security	Principal	Value
Merrill Lynch & Co. Inc.
5.49%, dated 3/30/07,
due 4/2/07, maturity value
$38,150 (collateralized by
non-U.S. Government debt
securities, value $39,321,
3.60% to 10.13%,
7/15/07 to 7/1/26).	$38,133	$38,133
Morgan Stanley
5.49%, dated 3/30/07,
due 4/2/07, maturity value
$190,750 (collateralized by
non-U.S. Government debt
securities, value $200,572,
4.22% to 8.32%,
1/17/14 to 12/20/54).	190,663	190,663
Morgan Stanley
5.49%, dated 3/30/07,
due 4/2/07, maturity value
$38,150 (collateralized by
non-U.S. Government debt
securities, value $39,678,
0.00% to 10.00%,
4/1/07 to 3/31/37).	38,133	38,133
Morgan Stanley
5.64%, dated 3/30/07,
due 4/4/08, maturity value
$28,244 (collateralized by
non-U.S. Government debt
securities, value $36,327,
0.00% to 10.00%,
4/1/07 to 3/31/37).[g]	26,693	26,693
Wachovia Capital
5.51%, dated 3/30/07,
due 4/2/07, maturity value
$103,005 (collateralized by
non-U.S. Government debt
securities, value $108,224,
0.06% to 8.32%,
5/15/09 to 3/15/49).	102,958	102,958

		1,760,242

Security	Principal	Value
TIME DEPOSITS[c] – 0.01%
Bank of Montreal
5.25%, 04/02/07	$77,258	$77,258
Credit Suisse First Boston NY
5.32%, 04/03/07	190,663	190,663
Danske Bank
5.46%, 04/02/07	114,398	114,398
Deutsche Bank AG
5.25%, 04/02/07	66,752	66,752

		449,071

VARIABLE & FLOATING RATE NOTES[c] – 0.08%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[d]	97,619	97,628
American Express Centurion Bank
5.41%, 07/19/07	41,946	41,960
American Express Credit Corp.
5.42%, 03/05/08	11,440	11,445
AmeriCredit Automobile Receivables
Trust
5.34%, 04/06/07	70	70
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	28,599	28,599
ASIF Global Financing
5.40%, 05/03/07[d]	3,813	3,813
Australia & New Zealand Banking
Group Ltd.
5.32%, 03/20/08[d]	24,786	24,786
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[d]	55,292	55,294
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[d]	97,238	97,239
BMW US Capital LLC
5.32%, 04/15/08[d]	38,133	38,133
BNP Paribas
5.33%, 11/19/07[d]	70,545	70,545
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	36,607	36,604

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2007

Security	Principal	Value
Carlyle Loan Investment Ltd.
5.37%,
05/15/07 - 07/15/07[d]	$24,786	$24,786
CC USA Inc.
5.35%, 07/30/07[d]	19,066	19,067
Commodore CDO Ltd.
5.42%, 12/12/07[d]	8,197	8,197
Credit Agricole SA
5.33%, 11/23/07	38,133	38,133
Cullinan Finance Corp.
5.36%, 04/25/07[d]	9,533	9,533
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[d]	1,758	1,758
DEPFA Bank PLC
5.39%, 12/14/07[d]	38,133	38,133
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[d]	43,852	43,853
Fifth Third Bancorp
5.32%, 02/22/08[d]	76,265	76,265
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[d]	24,786	24,785
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	40,039	40,043
Granite Master Issuer PLC
5.29%, 08/20/07[d]	133,464	133,464
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[d]	87,705	87,352
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	57,199	57,202
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	38,133	38,133
Holmes Financing PLC
5.29%, 07/16/07[d]	66,732	66,732

Security	Principal	Value
JP Morgan Securities Inc.
5.52%, 11/16/07	$76,265	$76,265
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[g]	104,865	104,864
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[d]	28,599	28,599
Kestrel Funding LLC
5.30%, 07/11/07[d]	15,253	15,253
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	22,880	22,880
Leafs LLC
5.32%, 01/22/08[d]	36,874	36,874
Links Finance LLC
5.28% - 5.47%,
05/10/07 - 05/16/07[d]	41,946	41,945
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	13,444	13,444
Marshall & Ilsley Bank
5.32%, 02/15/08	20,973	20,973
Master Funding LLC
5.35%,
04/25/07 - 05/25/07[d]	69,010	69,009
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	41,946	41,946
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	57,199	57,199
Metropolitan Life Insurance Funding
Agreement
5.44%, 08/01/07[d,g]	3,813	3,813
Mound Financing PLC
5.29%, 05/08/07[d]	35,845	35,845
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[d]	61,012	61,012
National City Bank of Indiana
5.34%, 05/21/07	19,066	19,067

28	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2007

Security	Principal	Value
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[d]	$125,838	$125,850
Newcastle Ltd.
5.34%,
04/24/07 - 01/24/08[d]	38,228	38,223
Northern Rock PLC
5.38%, 02/01/08[d]	45,759	45,760
Pricoa Global Funding I
5.31%, 02/27/08[d]	51,479	51,479
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[d]	55,292	55,292
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	38,133	38,133
Strips III LLC
5.37%, 07/24/07[d]	7,514	7,514
SunTrust Bank
5.29%, 05/01/07	38,133	38,133
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[d]	93,043	93,041
Union Hamilton Special Funding LLC
5.35%,
06/15/07 - 06/21/07[d]	24,786	24,786
Wachovia Asset Securitization Inc.
5.31%, 04/25/07[d]	41,471	41,471
Wachovia Bank N.A.
5.48%, 05/22/07	96,475	96,476
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	28,599	28,605
Wells Fargo & Co.
5.33%, 11/15/07[d]	19,066	19,067
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[d]	28,599	28,600
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[d]	114,398	114,389

Security	Shares or Principal	Value
Wind MasterTrust
5.31%, 07/25/07[d]	$15,253	$15,253

		2,724,612

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,758,515)		9,758,515

TOTAL INVESTMENTS IN SECURITIES – 100.07% (Cost: $3,432,086,009)		3,460,252,045

SHORT POSITIONS[h] – (0.00)%

COMMON STOCKS – (0.00)%
Eastman Kodak Co.	(768)	(17,326)

		(17,326)

TOTAL SHORT POSITIONS (Proceeds: $17,322)		(17,326)

Other Assets, Less Liabilities – (0.07)%		(2,342,802)

NET ASSETS – 100.00%		$3,457,891,917

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

[h]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$33,460,312	0.18%

		33,460,312	0.18

AEROSPACE & DEFENSE
Boeing Co. (The)	1,154,623	102,657,529	0.55
United Technologies Corp.	1,456,748	94,688,620	0.51
Other securities[a]		209,816,828	1.13

		407,162,977	2.19

AGRICULTURE
Altria Group Inc.	3,070,103	269,585,744	1.45
Other securities[a]		107,955,072	0.58

		377,540,816	2.03

AIRLINES
Other securities[a]		16,959,949	0.09

		16,959,949	0.09

APPAREL
Other securities[a]		86,651,214	0.47

		86,651,214	0.47

AUTO MANUFACTURERS
Other securities[a]		73,803,061	0.40

		73,803,061	0.40

AUTO PARTS & EQUIPMENT
Other securities[a]		35,421,206	0.19

		35,421,206	0.19

BANKS
Bank of America Corp.	6,542,717	333,809,421	1.79
U.S. Bancorp	2,591,126	90,611,676	0.49
Wachovia Corp.	2,787,950	153,476,647	0.83
Wells Fargo & Co.	4,942,671	170,176,163	0.92
Other securities[a]		465,232,540	2.49

		1,213,306,447	6.52

BEVERAGES
Coca-Cola Co. (The)	2,946,766	141,444,768	0.76
PepsiCo Inc.	2,395,922	152,284,802	0.82
Other securities[a]		91,336,261	0.49

		385,065,831	2.07

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	1,707,889	$95,436,837	0.51%
Other securities[a]		92,695,453	0.50

		188,132,290	1.01

BUILDING MATERIALS
Other securities[a]		29,250,784	0.16

		29,250,784	0.16

CHEMICALS
Other securities[a]		263,584,996	1.42

		263,584,996	1.42

COAL
Other securities[a]		26,054,647	0.14

		26,054,647	0.14

COMMERCIAL SERVICES
Other securities[a]		131,675,823	0.71

		131,675,823	0.71

COMPUTERS
Apple Inc.[b]	1,260,857	117,146,224	0.63
Hewlett-Packard Co.	3,915,440	157,165,762	0.84
International Business Machines Corp.	2,202,483	207,606,048	1.12
Other securities[a]		271,808,166	1.46

		753,726,200	4.05

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	4,616,117	291,553,950	1.57
Other securities[a]		82,543,521	0.44

		374,097,471	2.01

DISTRIBUTION & WHOLESALE
Other securities[a]		20,348,408	0.11

		20,348,408	0.11

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,744,285	98,377,674	0.53
Citigroup Inc.	7,172,062	368,213,663	1.98
Goldman Sachs Group Inc. (The)	601,785	124,346,835	0.67
JPMorgan Chase & Co.	5,081,278	245,832,230	1.32
Merrill Lynch & Co. Inc.	1,293,708	105,657,132	0.57
Morgan Stanley	1,557,370	122,658,461	0.66
Other securities[a]		496,339,617	2.66

		1,561,425,612	8.39

30	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$635,044,822	3.41%

		635,044,822	3.41

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		56,168,848	0.30

		56,168,848	0.30

ELECTRONICS
Other securities[a]		85,700,047	0.46

		85,700,047	0.46

ENGINEERING & CONSTRUCTION
Other securities[a]		11,522,381	0.06

		11,522,381	0.06

ENTERTAINMENT
Other securities[a]		19,983,133	0.11

		19,983,133	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		31,521,643	0.17

		31,521,643	0.17

FOOD
Other securities[a]		286,353,840	1.54

		286,353,840	1.54

FOREST PRODUCTS & PAPER
Other securities[a]		74,840,666	0.40

		74,840,666	0.40

GAS
Other securities[a]		47,026,123	0.25

		47,026,123	0.25

HAND & MACHINE TOOLS
Other securities[a]		18,691,603	0.10

		18,691,603	0.10

HEALTH CARE - PRODUCTS
Johnson & Johnson	4,233,845	255,131,500	1.37
Medtronic Inc.	1,684,629	82,647,899	0.44
Other securities[a]		227,747,983	1.23

		565,527,382	3.04

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,981,260	104,947,342	0.56
Other securities[a]		167,787,864	0.90

		272,735,206	1.46

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$37,624,641	0.20%

		37,624,641	0.20

HOME FURNISHINGS
Other securities[a]		18,977,210	0.10

		18,977,210	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		86,059,383	0.46

		86,059,383	0.46

HOUSEWARES
Other securities[a]		12,623,504	0.07

		12,623,504	0.07

INSURANCE
American International Group
Inc.	3,805,947	255,835,757	1.37
Other securities[a]		655,015,202	3.52

		910,850,959	4.89

INTERNET
Google Inc. Class Ab	318,429	145,891,431	0.78
Other securities[a]		173,505,686	0.94

		319,397,117	1.72

IRON & STEEL
Other securities[a]		61,798,789	0.33

		61,798,789	0.33

LEISURE TIME
Other securities[a]		63,101,686	0.34

		63,101,686	0.34

LODGING
Other securities[a]		96,898,158	0.52

		96,898,158	0.52

MACHINERY
Other securities[a]		135,711,620	0.73

		135,711,620	0.73

MANUFACTURING
General Electric Co.	15,043,610	531,942,050	2.86
3M Co.	1,073,604	82,055,554	0.44
Tyco International Ltd.	2,892,506	91,258,564	0.49
Other securities[a]		243,389,983	1.31

		948,646,151	5.10

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class Ab	4,549,794	$118,067,154	0.63%
Time Warner Inc.	5,581,858	110,074,240	0.59
Walt Disney Co. (The)	2,996,670	103,175,348	0.55
Other securities[a]		282,805,438	1.53

		614,122,180	3.30

MINING
Other securities[a]		123,272,755	0.66

		123,272,755	0.66

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		38,073,227	0.20

		38,073,227	0.20

OIL & GAS
Chevron Corp.	3,156,690	233,468,792	1.25
ConocoPhillips	2,405,201	164,395,488	0.88
Exxon Mobil Corp.	8,329,115	628,431,727	3.38
Other securities[a]		478,331,680	2.57

		1,504,627,687	8.08

OIL & GAS SERVICES
Schlumberger Ltd.	1,724,116	119,136,416	0.64
Other securities[a]		145,908,619	0.78

		265,045,035	1.42

PACKAGING & CONTAINERS
Other securities[a]		26,028,519	0.14

		26,028,519	0.14

PHARMACEUTICALS
Abbott Laboratories	2,257,391	125,962,418	0.68
Bristol-Myers Squibb Co.	2,954,303	82,011,451	0.44
Merck & Co. Inc.	3,169,395	139,992,177	0.75
Pfizer Inc.	10,367,683	261,887,673	1.41
Wyeth	1,969,324	98,525,280	0.53
Other securities[a]		372,882,416	2.00

		1,081,261,415	5.81

PIPELINES
Other securities[a]		91,721,193	0.49

		91,721,193	0.49

REAL ESTATE
Other securities[a]		18,762,051	0.10

		18,762,051	0.10

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		$229,917,402	1.23%

		229,917,402	1.23

RETAIL
Home Depot Inc.	2,985,619	109,691,642	0.59
Wal-Mart Stores Inc.	3,597,527	168,903,893	0.91
Other securities[a]		814,385,846	4.37

		1,092,981,381	5.87

SAVINGS & LOANS
Other securities[a]		75,883,613	0.41

		75,883,613	0.41

SEMICONDUCTORS
Intel Corp.	8,436,689	161,393,861	0.87
Other securities[a]		283,436,150	1.52

		444,830,011	2.39

SOFTWARE
Microsoft Corp.	12,606,480	351,342,598	1.89
Oracle Corp.[b]	5,837,442	105,832,823	0.57
Other securities[a]		246,431,455	1.32

		703,606,876	3.78

TELECOMMUNICATIONS
AT&T Inc.	9,134,786	360,184,612	1.93
Cisco Systems Inc.[b]	8,836,155	225,587,037	1.21
QUALCOMM Inc.	2,423,344	103,379,855	0.56
Verizon Communications Inc.	4,256,960	161,423,923	0.87
Other securities[a]		326,906,499	1.75

		1,177,481,926	6.32

TEXTILES
Other securities[a]		7,185,308	0.04

		7,185,308	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		22,603,163	0.12

		22,603,163	0.12

TRANSPORTATION
United Parcel Service Inc.
Class B	1,560,131	109,365,183	0.59
Other securities[a]		202,152,840	1.08

		311,518,023	1.67

TOTAL COMMON STOCKS (Cost: $16,886,959,742)		18,603,394,721	99.93

32	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[c]
Other securities[a]		$3,625,357	0.02%

		3,625,357	0.02

COMMERCIAL PAPER[c]
Other securities[a]		28,424,118	0.15

		28,424,118	0.15

MEDIUM-TERM NOTES[c]
Other securities[a]		2,070,482	0.01

		2,070,482	0.01

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	37,107,425	37,107,425	0.20

		37,107,425	0.20

REPURCHASE AGREEMENTS[c]
Fully collateralized repurchase agreements[f]		37,188,966	0.20

		37,188,966	0.20

TIME DEPOSITS[c]
Other securities[a]		9,487,599	0.05

		9,487,599	0.05

VARIABLE & FLOATING RATE NOTES[c]
Other securities[a]		57,563,408	0.31

		57,563,408	0.31

TOTAL SHORT-TERM INVESTMENTS (Cost: $175,467,355)		175,467,355	0.94

TOTAL INVESTMENTS IN SECURITIES (Cost: $17,062,427,097)		18,778,862,076	100.87

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[g]

COMMON STOCKS
Broadridge Financial Solutions Inc.	(202,070)	$(3,980,779)	(0.02)%

		(3,980,779)	(0.02)

TOTAL SHORT POSITIONS (Proceeds: $ 3,979,819)		(3,980,779)	(0.02)

Other Assets, Less Liabilities		(157,380,247)	(0.85)

NET ASSETS		$18,617,501,050	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

Aggregated repurchase agreements dated 3/30/07 in the amount of $37,188,966, due 4/2/07 to 4/4/08, with a total maturity value of $ 37,238,542 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $40,623,365, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

[g]	See Note 1.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$13,790,389	0.31%

		13,790,389	0.31

AEROSPACE & DEFENSE
Boeing Co. (The)	299,146	26,597,071	0.59
General Dynamics Corp.	295,688	22,590,563	0.51
United Technologies Corp.	726,059	47,193,835	1.06
Other securities[a]		27,659,561	0.62

		124,041,030	2.78

AGRICULTURE
Altria Group Inc.	762,145	66,923,952	1.50
Other securities[a]		24,406,395	0.54

		91,330,347	2.04

AIRLINES
Other securities[a]		3,129,086	0.07

		3,129,086	0.07

APPAREL
Other securities[a]		37,449,409	0.84

		37,449,409	0.84

BANKS
Other securities[a]		30,607,469	0.69

		30,607,469	0.69

BEVERAGES
Anheuser-Busch
Companies Inc.	556,069	28,059,242	0.63
Coca-Cola Co. (The)	881,163	42,295,824	0.95
PepsiCo Inc.	1,194,333	75,911,806	1.70
Other securities[a]		8,689,375	0.19

		154,956,247	3.47

BIOTECHNOLOGY
Amgen Inc.[b]	851,228	47,566,621	1.07
Other securities[a]		37,687,972	0.84

		85,254,593	1.91

BUILDING MATERIALS
Other securities[a]		6,735,979	0.15

		6,735,979	0.15

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$31,341,023	0.70%

		31,341,023	0.70

COAL
Other securities[a]		4,946,895	0.11

		4,946,895	0.11

COMMERCIAL SERVICES
Other securities[a]		33,511,275	0.75

		33,511,275	0.75

COMPUTERS
Apple Inc.[b]	326,698	30,353,511	0.68
Dell Inc.[b]	1,656,134	38,438,870	0.86
International Business Machines Corp.	1,097,984	103,495,972	2.32
Other securities[a]		49,416,912	1.10

		221,705,265	4.96

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	374,198	24,992,684	0.56
Procter & Gamble Co.	2,301,355	145,353,582	3.25
Other securities[a]		16,191,987	0.36

		186,538,253	4.17

DISTRIBUTION & WHOLESALE
Other securities[a]		1,546,113	0.04

		1,546,113	0.04

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	869,378	49,032,919	1.10
Capital One Financial Corp.	299,232	22,580,047	0.51
Goldman Sachs Group Inc. (The)	122,916	25,398,133	0.57
Other securities[a]		105,722,622	2.36

		202,733,721	4.54

ELECTRIC
Other securities[a]		40,733,709	0.91

		40,733,709	0.91

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		9,643,950	0.22

		9,643,950	0.22

34	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$20,761,495	0.46%

		20,761,495	0.46

ENGINEERING & CONSTRUCTION
Other securities[a]		1,883,223	0.04

		1,883,223	0.04

ENTERTAINMENT
Other securities[a]		9,943,010	0.22

		9,943,010	0.22

FOOD
Other securities[a]		61,197,480	1.37

		61,197,480	1.37

HAND & MACHINE TOOLS
Other securities[a]		3,969,017	0.09

		3,969,017	0.09

HEALTH CARE - PRODUCTS
Baxter International Inc.	473,612	24,945,144	0.56
Johnson & Johnson	2,110,734	127,192,831	2.85
Medtronic Inc.	839,579	41,189,746	0.92
Other securities[a]		86,491,613	1.93

		279,819,334	6.26

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	987,527	52,309,305	1.17
Other securities[a]		42,304,667	0.95

		94,613,972	2.12

HOME BUILDERS
Other securities[a]		12,645,030	0.28

		12,645,030	0.28

HOME FURNISHINGS
Other securities[a]		4,570,333	0.10

		4,570,333	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		26,877,785	0.60

		26,877,785	0.60

INSURANCE
American International Group
Inc.	1,897,410	127,543,900	2.85
Other securities[a]		63,936,962	1.43

		191,480,862	4.28

Security	Shares	Value	% of Net Assets
INTERNET
eBay Inc.[b]	827,956	$27,446,741	0.62%
Google Inc. Class Ab	158,734	72,725,569	1.63
Yahoo! Inc.[b]	889,915	27,845,440	0.62
Other securities[a]		23,055,539	0.51

		151,073,289	3.38

IRON & STEEL
Other securities[a]		16,726,426	0.37

		16,726,426	0.37

LEISURE TIME
Other securities[a]		20,513,795	0.46

		20,513,795	0.46

LODGING
Other securities[a]		24,786,194	0.55

		24,786,194	0.55

MACHINERY
Other securities[a]		30,757,271	0.69

		30,757,271	0.69

MANUFACTURING
General Electric Co.	2,999,817	106,073,529	2.37
3M Co.	353,047	26,983,382	0.61
Other securities[a]		34,622,975	0.77

		167,679,886	3.75

MEDIA
Walt Disney Co. (The)	626,967	21,586,474	0.48
Other securities[a]		69,544,855	1.56

		91,131,329	2.04

MINING
Other securities[a]		16,920,264	0.38

		16,920,264	0.38

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		7,273,203	0.16

		7,273,203	0.16

OIL & GAS
Chevron Corp.	818,195	60,513,702	1.35
Devon Energy Corp.	323,912	22,421,189	0.50
Exxon Mobil Corp.	4,152,756	313,325,440	7.01
Other securities[a]		139,907,415	3.14

		536,167,746	12.00

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Schlumberger Ltd.	395,156	$27,305,280	0.61%
Other securities[a]		51,291,004	1.15

		78,596,284	1.76

PACKAGING & CONTAINERS
Other securities[a]		8,520,044	0.19

		8,520,044	0.19

PHARMACEUTICALS
Abbott Laboratories	629,959	35,151,712	0.79
Cardinal Health Inc.	291,706	21,279,953	0.48
Gilead Sciences Inc.[b]	338,673	25,908,485	0.58
Pfizer Inc.	2,894,117	73,105,395	1.64
Wyeth	981,543	49,106,596	1.10
Other securities[a]		77,795,576	1.73

		282,347,717	6.32

PIPELINES
Other securities[a]		12,028,254	0.27

		12,028,254	0.27

REAL ESTATE
Other securities[a]		2,727,154	0.06

		2,727,154	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		13,074,312	0.29

		13,074,312	0.29

RETAIL
CVS/Caremark Corp.	639,698	21,839,295	0.49
Home Depot Inc.	1,488,145	54,674,447	1.22
Lowe’s Companies Inc.	1,110,124	34,957,805	0.78
McDonald’s Corp.	482,773	21,748,924	0.49
Target Corp.	425,625	25,222,538	0.56
Walgreen Co.	729,604	33,481,528	0.75
Wal-Mart Stores Inc.	1,793,365	84,198,487	1.88
Other securities[a]		132,507,726	2.97

		408,630,750	9.14

SAVINGS & LOANS
Other securities[a]		5,306,267	0.12

		5,306,267	0.12

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	1,891,932	$36,192,659	0.81%
Other securities[a]		69,056,106	1.55

		105,248,765	2.36

SOFTWARE
Automatic Data Processing
Inc.	398,876	19,305,598	0.43
Microsoft Corp.	3,519,308	98,083,114	2.20
Oracle Corp.[b]	2,909,562	52,750,359	1.18
Other securities[a]		90,614,138	2.02

		260,753,209	5.83

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	4,405,079	112,461,667	2.52
QUALCOMM Inc.	1,207,855	51,527,094	1.15
Other securities[a]		12,426,347	0.28

		176,415,108	3.95

TEXTILES
Other securities[a]		3,554,081	0.08

		3,554,081	0.08

TOYS, GAMES & HOBBIES
Other securities[a]		3,537,396	0.08

		3,537,396	0.08

TRANSPORTATION
United Parcel Service Inc.
Class B	505,357	35,425,526	0.79
Other securities[a]		35,677,803	0.80

		71,103,329	1.59

TOTAL COMMON STOCKS (Cost: $4,175,270,302)		4,482,628,367	100.30

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,d]	10,875,021	10,875,021	0.24

		10,875,021	0.24

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,875,021)		10,875,021	0.24

36	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES (Cost: $4,186,145,323)		$4,493,503,388	100.54%

SHORT POSITIONS[e]

COMMON STOCKS
Broadridge Financial Solutions Inc.	(99,575)	(1,961,628)	(0.05)
Kraft Foods Inc.	(526,660)	(16,674,055)	(0.37)

		(18,635,683)	(0.42)

TOTAL SHORT POSITIONS (Proceeds: $18,658,654)		(18,635,683)	(0.42)

Other Assets, Less Liabilities		(5,434,479)	(0.12)

NET ASSETS		$4,469,433,226	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	See Note 1.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,815,408	0.06%

		2,815,408	0.06

AEROSPACE & DEFENSE
Boeing Co. (The)	258,420	22,976,122	0.51
Other securities[a]		50,774,242	1.13

		73,750,364	1.64

AGRICULTURE
Altria Group Inc.	717,974	63,045,297	1.40
Other securities[a]		27,469,961	0.61

		90,515,258	2.01

AIRLINES
Other securities[a]		5,049,421	0.11

		5,049,421	0.11

APPAREL
Other securities[a]		5,272,560	0.12

		5,272,560	0.12

AUTO MANUFACTURERS
Other securities[a]		34,440,651	0.77

		34,440,651	0.77

AUTO PARTS & EQUIPMENT
Other securities[a]		16,503,771	0.37

		16,503,771	0.37

BANKS
Bank of America Corp.	3,050,382	155,630,490	3.46
Bank of New York
Co. Inc. (The)	515,665	20,910,216	0.47
SunTrust Banks Inc.	242,338	20,123,748	0.45
U.S. Bancorp	1,208,124	42,248,096	0.94
Wachovia Corp.	1,299,853	71,556,908	1.59
Wells Fargo & Co.	2,304,453	79,342,317	1.76
Other securities[a]		147,229,865	3.27

		537,041,640	11.94

BEVERAGES
Coca-Cola Co. (The)	549,593	26,380,464	0.59
Other securities[a]		8,130,103	0.18

		34,510,567	0.77

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$7,983,664	0.18%

		7,983,664	0.18

BUILDING MATERIALS
Other securities[a]		7,320,814	0.16

		7,320,814	0.16

CHEMICALS
Dow Chemical Co. (The)	654,253	30,004,043	0.67
Du Pont (E.I.) de Nemours and Co.	630,349	31,158,151	0.69
Other securities[a]		32,325,751	0.72

		93,487,945	2.08

COAL
Other securities[a]		7,672,770	0.17

		7,672,770	0.17

COMMERCIAL SERVICES
Other securities[a]		30,172,396	0.67

		30,172,396	0.67

COMPUTERS
Apple Inc.[b]	282,190	26,218,273	0.58
Hewlett-Packard Co.	1,825,528	73,276,694	1.63
Other securities[a]		44,648,328	0.99

		144,143,295	3.20

DISTRIBUTION & WHOLESALE
Other securities[a]		8,117,409	0.18

		8,117,409	0.18

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	3,343,791	171,670,230	3.82
Federal National Mortgage Association	660,203	36,033,880	0.80
Goldman Sachs Group Inc. (The)	165,547	34,206,977	0.76
JPMorgan Chase & Co.	2,369,043	114,614,300	2.55
Merrill Lynch & Co. Inc.	603,190	49,262,527	1.09
Morgan Stanley	726,118	57,189,054	1.27
Other securities[a]		75,532,208	1.68

		538,509,176	11.97

38	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	238,043	$21,131,077	0.47%
TXU Corp.	313,263	20,080,158	0.45
Other securities[a]		216,824,938	4.82

		258,036,173	5.74

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		17,199,761	0.38

		17,199,761	0.38

ELECTRONICS
Other securities[a]		20,554,492	0.46

		20,554,492	0.46

ENGINEERING & CONSTRUCTION
Other securities[a]		3,607,821	0.08

		3,607,821	0.08

ENVIRONMENTAL CONTROL
Other securities[a]		14,717,639	0.33

		14,717,639	0.33

FOOD
Kraft Foods Inc.	621,610	19,680,173	0.44
Other securities[a]		72,303,048	1.60

		91,983,221	2.04

FOREST PRODUCTS & PAPER
Other securities[a]		34,858,599	0.77

		34,858,599	0.77

GAS
Other securities[a]		21,926,772	0.49

		21,926,772	0.49

HAND & MACHINE TOOLS
Other securities[a]		5,064,267	0.11

		5,064,267	0.11

HEALTH CARE - PRODUCTS
Other securities[a]		1,873,377	0.04

		1,873,377	0.04

HEALTH CARE - SERVICES
WellPoint Inc.[b]	250,654	20,328,039	0.45
Other securities[a]		18,362,755	0.41

		38,690,794	0.86

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$5,598,184	0.12%

		5,598,184	0.12

HOME FURNISHINGS
Other securities[a]		4,560,176	0.10

		4,560,176	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		14,981,664	0.33

		14,981,664	0.33

HOUSEWARES
Other securities[a]		5,889,006	0.13

		5,889,006	0.13

INSURANCE
Allstate Corp. (The)	422,051	25,348,383	0.56
Hartford Financial Services Group Inc. (The)	218,431	20,877,635	0.46
Prudential Financial Inc.	319,908	28,874,896	0.64
Travelers Companies Inc. (The)	460,838	23,857,583	0.53
Other securities[a]		146,639,971	3.27

		245,598,468	5.46

INTERNET
Other securities[a]		7,666,849	0.17

		7,666,849	0.17

IRON & STEEL
Other securities[a]		13,140,050	0.29

		13,140,050	0.29

LEISURE TIME
Other securities[a]		10,229,286	0.23

		10,229,286	0.23

LODGING
Other securities[a]		22,031,237	0.49

		22,031,237	0.49

MACHINERY
Other securities[a]		34,540,059	0.77

		34,540,059	0.77

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	4,208,222	$148,802,730	3.31%
Honeywell
International Inc.	545,644	25,132,363	0.56
Tyco International Ltd.	1,348,645	42,549,750	0.95
Other securities[a]		68,923,834	1.52

		285,408,677	6.34

MEDIA
Comcast Corp. Class Ab	1,442,531	37,433,680	0.83
News Corp. Class A	1,056,268	24,420,916	0.54
Time Warner Inc.	2,602,529	51,321,872	1.14
Walt Disney Co. (The)	810,406	27,902,279	0.62
Other securities[a]		60,060,412	1.34

		201,139,159	4.47

MINING
Alcoa Inc.	593,141	20,107,480	0.45
Other securities[a]		21,517,059	0.47

		41,624,539	0.92

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		10,934,485	0.24

		10,934,485	0.24

OIL & GAS
Chevron Corp.	706,455	52,249,412	1.16
ConocoPhillips	1,121,391	76,647,075	1.70
Marathon Oil Corp.	235,920	23,315,974	0.52
Other securities[a]		47,723,567	1.06

		199,936,028	4.44

OIL & GAS SERVICES
Schlumberger Ltd.	434,101	29,996,379	0.67
Other securities[a]		19,905,175	0.44

		49,901,554	1.11

PACKAGING & CONTAINERS
Other securities[a]		4,125,670	0.09

		4,125,670	0.09

PHARMACEUTICALS
Abbott Laboratories	463,123	25,842,263	0.58
Bristol-Myers
Squibb Co.	1,377,474	38,238,678	0.85
Merck & Co. Inc.	1,477,703	65,270,141	1.45
Pfizer Inc.	2,126,891	53,725,267	1.19
Other securities[a]		57,035,210	1.27

		240,111,559	5.34

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$31,472,390	0.70%

		31,472,390	0.70

REAL ESTATE
Other securities[a]		6,170,433	0.14

		6,170,433	0.14

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		95,128,667	2.11

		95,128,667	2.11

RETAIL
Other securities[a]		127,358,996	2.83

		127,358,996	2.83

SAVINGS & LOANS
Washington Mutual Inc.	606,427	24,487,522	0.55
Other securities[a]		5,916,836	0.13

		30,404,358	0.68

SEMICONDUCTORS
Intel Corp.	2,163,487	41,387,506	0.92
Other securities[a]		67,996,630	1.51

		109,384,136	2.43

SOFTWARE
Microsoft Corp.	2,586,133	72,075,527	1.60
Other securities[a]		11,947,916	0.27

		84,023,443	1.87

TELECOMMUNICATIONS
AT&T Inc.	4,258,868	167,927,165	3.73
Motorola Inc.	1,630,514	28,811,182	0.64
Sprint Nextel Corp.	1,979,792	37,536,856	0.83
Verizon
Communications Inc.	1,984,754	75,261,872	1.67
Other securities[a]		74,518,451	1.67

		384,055,526	8.54

TOYS, GAMES & HOBBIES
Other securities[a]		7,211,284	0.16

		7,211,284	0.16

TRANSPORTATION
Other securities[a]		78,685,239	1.75

		78,685,239	1.75

40	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TOTAL COMMON STOCKS (Cost: $3,921,186,127)		$4,497,131,147	99.95%

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[c]
Other securities[a]		191,033	0.01

		191,033	0.01

COMMERCIAL PAPER[c]
Other securities[a]		1,497,765	0.03

		1,497,765	0.03

MEDIUM-TERM NOTES[c]
Other securities[a]		109,101	0.00

		109,101	0.00

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	7,464,957	7,464,957	0.17

		7,464,957	0.17

REPURCHASE AGREEMENTS[c]
Fully collateralized repurchase agreements[f]		1,959,621	0.04

		1,959,621	0.04

TIME DEPOSITS[c]
Other securities[a]		499,936	0.01

		499,936	0.01

VARIABLE & FLOATING RATE NOTES[c]
Other securities[a]		3,033,229	0.07

		3,033,229	0.07

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,755,642)		14,755,642	0.33

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,935,941,769)		4,511,886,789	100.28

Other Assets, Less Liabilities		(12,810,725)	(0.28)

NET ASSETS		$4,499,076,064	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

Aggregated repurchase agreements dated 3/30/07 in the amount of $1,959,621, due 4/2/07 to 4/4/08, with a total maturity value of $ 1,962,233 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $2,140,593, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$9,953,209	0.22%

		9,953,209	0.22

AEROSPACE & DEFENSE
Other securities[a]		23,580,821	0.51

		23,580,821	0.51

AGRICULTURE
Other securities[a]		6,453,222	0.14

		6,453,222	0.14

AIRLINES
Other securities[a]		18,172,709	0.39

		18,172,709	0.39

APPAREL
Other securities[a]		29,689,684	0.64

		29,689,684	0.64

AUTO MANUFACTURERS
Other securities[a]		15,740,099	0.34

		15,740,099	0.34

AUTO PARTS & EQUIPMENT
Other securities[a]		39,428,848	0.85

		39,428,848	0.85

BANKS
Other securities[a]		149,966,568	3.25

		149,966,568	3.25

BEVERAGES
Other securities[a]		14,789,039	0.32

		14,789,039	0.32

BIOTECHNOLOGY
Other securities[a]		74,300,358	1.61

		74,300,358	1.61

BUILDING MATERIALS
Martin Marietta Materials Inc.	180,690	24,429,288	0.53
Other securities[a]		13,362,650	0.29

		37,791,938	0.82

CHEMICALS
Lyondell Chemical Co.	859,297	25,753,131	0.56
Other securities[a]		125,890,753	2.72

		151,643,884	3.28

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$17,543,724	0.38%

		17,543,724	0.38

COMMERCIAL SERVICES
Manpower Inc.	341,521	25,194,004	0.55
Other securities[a]		197,697,123	4.27

		222,891,127	4.82

COMPUTERS
Cadence Design Systems Inc.[b,c]	1,122,392	23,637,575	0.51
Ceridian Corp.[b]	565,319	19,695,714	0.43
Other securities[a]		95,424,731	2.06

		138,758,020	3.00

COSMETICS & PERSONAL CARE
Other securities[a]		7,411,862	0.16

		7,411,862	0.16

DISTRIBUTION & WHOLESALE
Other securities[a]		51,441,318	1.11

		51,441,318	1.11

DIVERSIFIED FINANCIAL SERVICES
Edwards (A.G.) Inc.	302,039	20,895,058	0.45
Other securities[a]		84,018,685	1.82

		104,913,743	2.27

ELECTRIC
Alliant Energy Corp.	466,371	20,902,748	0.45
MDU Resources Group Inc.	726,872	20,890,301	0.45
Northeast Utilities	619,173	20,290,299	0.44
Pepco Holdings Inc.	772,076	22,405,646	0.48
SCANA Corp.	468,179	20,211,287	0.44
Wisconsin Energy Corp.	469,140	22,762,673	0.49
Other securities[a]		149,041,497	3.23

		276,504,451	5.98

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		45,612,735	0.99

		45,612,735	0.99

ELECTRONICS
Amphenol Corp. Class A	357,221	23,065,760	0.50
Other securities[a]		82,546,638	1.79

		105,612,398	2.29

42	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Jacobs Engineering
Group Inc.[b]	474,579	$22,139,110	0.48%
Other securities[a]		11,862,506	0.26

		34,001,616	0.74

ENTERTAINMENT
Other securities[a]		21,672,599	0.47

		21,672,599	0.47

ENVIRONMENTAL CONTROL
Other securities[a]		38,449,962	0.83

		38,449,962	0.83

FOOD
Other securities[a]		42,847,952	0.93

		42,847,952	0.93

FOREST PRODUCTS & PAPER
Other securities[a]		31,752,590	0.69

		31,752,590	0.69

GAS
Other securities[a]		28,488,448	0.62

		28,488,448	0.62

HAND & MACHINE TOOLS
Other securities[a]		20,802,867	0.45

		20,802,867	0.45

HEALTH CARE - PRODUCTS
DENTSPLY International Inc.	610,514	19,994,333	0.43
Henry Schein Inc.[b]	353,019	19,479,588	0.42
Other securities[a]		132,184,653	2.87

		171,658,574	3.72

HEALTH CARE - SERVICES
Health Net Inc.[b]	448,851	24,152,672	0.52
Other securities[a]		117,667,955	2.55

		141,820,627	3.07

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		19,160,834	0.41

		19,160,834	0.41

HOME BUILDERS
Other securities[a]		37,314,649	0.81

		37,314,649	0.81

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$3,132,235	0.07%

		3,132,235	0.07

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		34,634,654	0.75

		34,634,654	0.75

INSURANCE
Berkley (W.R.) Corp.	680,755	22,546,606	0.49
Everest Re Group Ltd.	256,826	24,698,956	0.53
Fidelity National Financial Inc.	888,918	21,342,921	0.46
First American Corp.	387,232	19,640,407	0.43
Old Republic International Corp.	927,658	20,519,795	0.44
Other securities[a]		139,306,720	3.02

		248,055,405	5.37

INTERNET
Other securities[a]		64,211,898	1.39

		64,211,898	1.39

IRON & STEEL
Other securities[a]		27,704,787	0.60

		27,704,787	0.60

LEISURE TIME
Other securities[a]		3,976,343	0.09

		3,976,343	0.09

LODGING
Other securities[a]		8,185,124	0.18

		8,185,124	0.18

MACHINERY
Other securities[a]		73,049,918	1.58

		73,049,918	1.58

MANUFACTURING
Roper Industries Inc.	352,855	19,364,682	0.42
Other securities[a]		117,187,450	2.54

		136,552,132	2.96

MEDIA
Other securities[a]		48,452,001	1.05

		48,452,001	1.05

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Precision Castparts Corp.	549,017	$57,125,218	1.24%
Other securities[a]		32,223,002	0.69

		89,348,220	1.93

OFFICE FURNISHINGS
Other securities[a]		17,600,633	0.38

		17,600,633	0.38

OIL & GAS
Newfield Exploration Co.[b]	521,540	21,753,433	0.47
Noble Energy Inc.	682,619	40,718,223	0.88
Pioneer Natural Resources Co.	495,579	21,364,411	0.46
Pride International Inc.[b]	663,610	19,974,661	0.43
Southwestern Energy Co.[b]	677,470	27,762,721	0.60
Other securities[a]		113,862,408	2.47

		245,435,857	5.31

OIL & GAS SERVICES
Cameron International Corp.[b]	451,119	28,325,762	0.61
Grant Prideco Inc.[b]	513,115	25,573,652	0.56
Other securities[a]		52,969,543	1.14

		106,868,957	2.31

PACKAGING & CONTAINERS
Other securities[a]		23,089,303	0.50

		23,089,303	0.50

PHARMACEUTICALS
Omnicare Inc.	487,542	19,389,545	0.42
Sepracor Inc.[b]	442,137	20,616,848	0.45
Other securities[a]		53,350,464	1.15

		93,356,857	2.02

PIPELINES
Equitable Resources Inc.	487,836	23,572,236	0.51
ONEOK Inc.	444,830	20,017,350	0.44
Other securities[a]		14,399,870	0.31

		57,989,456	1.26

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	396,819	23,328,989	0.51
Macerich Co. (The)	288,485	26,644,475	0.58

Security	Shares	Value	% of Net Assets
Regency Centers Corp.	277,580	$23,191,809	0.50%
Other securities[a]		108,941,969	2.35

		182,107,242	3.94

RETAIL
American Eagle Outfitters Inc.	804,822	24,136,612	0.52
CarMax Inc.[b]	862,208	21,158,584	0.46
GameStop Corp. Class Ab	608,751	19,827,020	0.43
Other securities[a]		333,670,301	7.22

		398,792,517	8.63

SAVINGS & LOANS
New York Community
Bancorp Inc.[c]	1,101,934	19,383,019	0.42
Other securities[a]		23,503,511	0.51

		42,886,530	0.93

SEMICONDUCTORS
Lam Research Corp.[b]	568,447	26,910,281	0.58
MEMC Electronic Materials Inc.[b]	673,687	40,811,958	0.88
Microchip Technology Inc.	866,151	30,774,345	0.67
Other securities[a]		87,318,569	1.89

		185,815,153	4.02

SOFTWARE
Dun & Bradstreet Corp.	240,726	21,954,211	0.48
Other securities[a]		126,540,201	2.73

		148,494,412	3.21

TELECOMMUNICATIONS
Harris Corp.	537,623	27,391,892	0.59
Telephone & Data Systems Inc.	417,455	24,888,667	0.54
Other securities[a]		64,907,401	1.41

		117,187,960	2.54

TEXTILES
Other securities[a]		17,691,211	0.38

		17,691,211	0.38

TRANSPORTATION
Expeditors International
Washington Inc.	857,797	35,444,172	0.77
Other securities[a]		56,224,649	1.21

		91,668,821	1.98

44	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2007

Security	Shares or Principal	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$10,054,061	0.22%

		10,054,061	0.22

WATER
Other securities[a]		11,962,999	0.26

		11,962,999	0.26

TOTAL COMMON STOCKS (Cost: $3,894,718,671)		4,618,475,161	99.97

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		4,727,950	0.10

		4,727,950	0.10

COMMERCIAL PAPER[d]
Other securities[a]		37,068,837	0.80

		37,068,837	0.80

MEDIUM-TERM NOTES[d]
Other securities[a]		2,700,185	0.06

		2,700,185	0.06

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	2,265,234	2,265,234	0.05

		2,265,234	0.05

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$48,499,377	48,499,377	1.05

		48,499,377	1.05

TIME DEPOSITS[d]
Other securities[a]		12,373,095	0.27

		12,373,095	0.27

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		75,070,372	1.62

		75,070,372	1.62

	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS (Cost: $ 182,705,050)	$182,705,050	3.95%

TOTAL INVESTMENTS IN SECURITIES (Cost: $ 4,077,423,721)	4,801,180,211	103.92

Other Assets, Less Liabilities	(181,084,384)	(3.92)

NET ASSETS	$4,620,095,827	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $48,499,377, due 4/2/07 to 4/4/08, with a total maturity value of $ 48,564,027 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $52,978,289, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,977,056	0.43%

		7,977,056	0.43

AEROSPACE & DEFENSE
Other securities[a]		12,038,013	0.65

		12,038,013	0.65

AIRLINES
Other securities[a]		5,996,063	0.32

		5,996,063	0.32

APPAREL
Other securities[a]		11,413,792	0.61

		11,413,792	0.61

AUTO MANUFACTURERS
Oshkosh Truck Corp.	240,321	12,737,013	0.68

		12,737,013	0.68

BANKS
Investors Financial Services Corp.	214,501	12,473,233	0.67
Other securities[a]		21,475,629	1.15

		33,948,862	1.82

BEVERAGES
Other securities[a]		7,485,997	0.40

		7,485,997	0.40

BIOTECHNOLOGY
Other securities[a]		36,853,949	1.98

		36,853,949	1.98

BUILDING MATERIALS
Other securities[a]		16,402,175	0.88

		16,402,175	0.88

CHEMICALS
Other securities[a]		18,727,976	1.00

		18,727,976	1.00

COAL
Other securities[a]		4,840,396	0.26

		4,840,396	0.26

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b]	214,703	13,229,999	0.71
Other securities[a]		89,157,191	4.78

		102,387,190	5.49

Security	Shares	Value	% of Net Assets
COMPUTERS
DST Systems Inc.[b]	179,928	$13,530,586	0.73%
Other securities[a]		51,878,642	2.78

		65,409,228	3.51

COSMETICS & PERSONAL CARE
Other securities[a]		3,216,081	0.17

		3,216,081	0.17

DISTRIBUTION & WHOLESALE
Fastenal Co.	407,971	14,299,384	0.77
Other securities[a]		12,101,219	0.65

		26,400,603	1.42

DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Corp.	410,823	14,641,732	0.78
Nuveen Investments Inc. Class A	258,076	12,206,995	0.65
Other securities[a]		20,352,681	1.10

		47,201,408	2.53

ELECTRIC
Other securities[a]		6,420,803	0.34

		6,420,803	0.34

ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.[b]	182,457	15,569,056	0.83
Other securities[a]		11,923,588	0.64

		27,492,644	1.47

ELECTRONICS
Amphenol Corp. Class A	289,408	18,687,075	1.00
Other securities[a]		13,760,844	0.74

		32,447,919	1.74

ENGINEERING & CONSTRUCTION
Jacobs Engineering Group Inc.[b]	384,551	17,939,304	0.96
Other securities[a]		3,232,876	0.18

		21,172,180	1.14

ENTERTAINMENT
Other securities[a]		17,407,680	0.93

		17,407,680	0.93

ENVIRONMENTAL CONTROL
Other securities[a]		24,823,056	1.33

		24,823,056	1.33

46	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
FOOD
Other securities[a]		$6,070,534	0.33%

		6,070,534	0.33

HAND & MACHINE TOOLS
Other securities[a]		3,987,244	0.21

		3,987,244	0.21

HEALTH CARE - PRODUCTS
Cytyc Corp.[b]	373,125	12,764,606	0.69
DENTSPLY International Inc.	494,531	16,195,890	0.87
Henry Schein Inc.[b]	285,915	15,776,790	0.85
ResMed Inc.[b,c]	249,661	12,575,425	0.67
Other securities[a]		52,977,477	2.84

		110,290,188	5.92

HEALTH CARE - SERVICES
Covance Inc.[b]	207,954	12,339,990	0.66
Health Net Inc.[b]	240,103	12,919,942	0.69
Other securities[a]		65,535,247	3.52

		90,795,179	4.87

HOLDING COMPANIES - DIVERSIFIED
Leucadia National Corp.	527,474	15,518,285	0.83

		15,518,285	0.83

HOME BUILDERS
Other securities[a]		27,726,769	1.49

		27,726,769	1.49

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		14,606,507	0.78

		14,606,507	0.78

INSURANCE
Berkley (W.R.) Corp.	551,647	18,270,549	0.98
Everest Re Group Ltd.	208,169	20,019,613	1.07
Other securities[a]		47,042,513	2.53

		85,332,675	4.58

INTERNET
McAfee Inc.[b]	518,569	15,079,987	0.81
Other securities[a]		16,619,621	0.89

		31,699,608	1.70

IRON & STEEL
Steel Dynamics Inc.	283,610	12,251,952	0.66
Other securities[a]		3,762,374	0.20

		16,014,326	0.86

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$3,315,553	0.18%

		3,315,553	0.18

MACHINERY
Other securities[a]		31,134,803	1.67

		31,134,803	1.67

MANUFACTURING
Roper Industries Inc.	285,779	15,683,552	0.84
Other securities[a]		28,344,098	1.52

		44,027,650	2.36

MEDIA
Other securities[a]		15,109,061	0.81

		15,109,061	0.81

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	249,621	25,973,065	1.39
Other securities[a]		12,046,770	0.65

		38,019,835	2.04

OFFICE FURNISHINGS
Other securities[a]		6,392,109	0.34

		6,392,109	0.34

OIL & GAS
Newfield Exploration Co.[b]	422,581	17,625,854	0.94
Noble Energy Inc.	404,385	24,121,565	1.29
Pioneer Natural Resources Co.	401,473	17,307,501	0.93
Southwestern Energy Co.[b]	549,319	22,511,093	1.21
Other securities[a]		73,830,277	3.96

		155,396,290	8.33

OIL & GAS SERVICES
Cameron International Corp.[b]	197,533	12,403,097	0.67
FMC Technologies Inc.[b]	219,610	15,319,994	0.82
Other securities[a]		21,055,377	1.13

		48,778,468	2.62

PHARMACEUTICALS
Cephalon Inc.[b]	213,544	15,206,468	0.81
Sepracor Inc.[b]	358,163	16,701,141	0.89
Other securities[a]		23,553,089	1.27

		55,460,698	2.97

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
PIPELINES
Equitable Resources Inc.	395,377	$19,104,617	1.03%

		19,104,617	1.03

RETAIL
Advance Auto Parts Inc.	343,493	13,241,655	0.71
American Eagle Outfitters Inc.	652,316	19,562,957	1.05
Brinker International Inc.	397,600	13,001,520	0.70
Chico’s FAS Inc.[b,c]	571,339	13,957,812	0.75
Dollar Tree Stores Inc.[b]	333,535	12,754,378	0.68
GameStop Corp. Class Ab	493,071	16,059,322	0.86
O’Reilly Automotive Inc.[b]	368,609	12,200,958	0.65
PetSmart Inc.	441,155	14,540,469	0.78
Ross Stores Inc.	454,286	15,627,438	0.84
Williams-Sonoma Inc.[c]	364,569	12,927,617	0.69
Other securities[a]		102,299,978	5.49

		246,174,104	13.20

SAVINGS & LOANS
Other securities[a]		8,463,604	0.45

		8,463,604	0.45

SEMICONDUCTORS
MEMC Electronic Materials Inc.[b]	328,010	19,870,846	1.07
Microchip Technology Inc.	379,326	13,477,453	0.72
Other securities[a]		34,959,154	1.87

		68,307,453	3.66

SOFTWARE
Activision Inc.[b]	811,155	15,363,276	0.82
Dun & Bradstreet Corp.	195,048	17,788,378	0.95
SEI Investments Co.	206,064	12,411,235	0.67
Other securities[a]		47,909,637	2.57

		93,472,526	5.01

TELECOMMUNICATIONS
Harris Corp.	292,044	14,879,642	0.80
Other securities[a]		21,379,714	1.14

		36,259,356	1.94

Security	Shares or Principal	Value	% of Net Assets
TEXTILES
Other securities[a]		$8,876,005	0.48%

		8,876,005	0.48

TRANSPORTATION
Expeditors International
Washington Inc.	695,919	28,755,373	1.54
Other securities[a]		7,375,956	0.40

		36,131,329	1.94

WATER
Other securities[a]		4,840,198	0.26

		4,840,198	0.26

TOTAL COMMON STOCKS (Cost: $1,718,813,766)		1,864,105,058	99.96

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		1,734,026	0.09

		1,734,026	0.09

COMMERCIAL PAPER[d]
Other securities[a]		13,595,396	0.73

		13,595,396	0.73

MEDIUM-TERM NOTES[d]
Other securities[a]		990,321	0.05

		990,321	0.05

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	1,491,906	1,491,906	0.08

		1,491,906	0.08

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$17,787,666	17,787,666	0.96

		17,787,666	0.96

TIME DEPOSITS[d]
Other securities[a]		4,537,966	0.24

		4,537,966	0.24

48	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2007

Security	Value	% of Net Assets
VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]	$27,532,859	1.48%

	27,532,859	1.48

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,670,140)	67,670,140	3.63

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,786,483,906)	1,931,775,198	103.59

Other Assets, Less Liabilities	(67,035,169)	(3.59)

NET ASSETS	$1,864,740,029	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $17,787,666, due 4/2/07 to 4/4/08, with a total maturity value of $ 17,811,378 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $19,430,356, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$10,066,073	0.37%

		10,066,073	0.37

AGRICULTURE
Other securities[a]		7,518,258	0.27

		7,518,258	0.27

AIRLINES
Other securities[a]		12,644,702	0.46

		12,644,702	0.46

APPAREL
Other securities[a]		18,412,809	0.67

		18,412,809	0.67

AUTO PARTS & EQUIPMENT
BorgWarner Inc.	273,204	20,605,046	0.75
Other securities[a]		25,562,992	0.93

		46,168,038	1.68

BANKS
Associated Bancorp	614,845	20,658,792	0.75
Colonial BancGroup Inc. (The)	720,009	17,820,223	0.65
Other securities[a]		87,937,193	3.20

		126,416,208	4.60

BEVERAGES
Other securities[a]		6,371,780	0.23

		6,371,780	0.23

BIOTECHNOLOGY
Other securities[a]		33,654,652	1.23

		33,654,652	1.23

BUILDING MATERIALS
Other securities[a]		20,557,421	0.75

		20,557,421	0.75

CHEMICALS
Lubrizol Corp.	325,841	16,790,587	0.61
Lyondell Chemical Co.	1,010,304	30,278,811	1.10
Other securities[a]		103,491,619	3.77

		150,561,017	5.48

COAL
Other securities[a]		13,607,516	0.50

		13,607,516	0.50

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
Manpower Inc.	401,468	$29,616,294	1.08%
Other securities[a]		86,781,910	3.16

		116,398,204	4.24

COMPUTERS
Cadence Design Systems Inc.[b]	870,213	18,326,686	0.67
Other securities[a]		49,461,922	1.80

		67,788,608	2.47

COSMETICS & PERSONAL CARE
Other securities[a]		4,104,031	0.15

		4,104,031	0.15

DISTRIBUTION & WHOLESALE
Other securities[a]		22,192,847	0.81

		22,192,847	0.81

DIVERSIFIED FINANCIAL SERVICES
Edwards (A.G.) Inc.	354,780	24,543,680	0.90
Other securities[a]		30,597,508	1.11

		55,141,188	2.01

ELECTRIC
Alliant Energy Corp.	547,856	24,554,906	0.90
DPL Inc.	532,858	16,566,555	0.60
Energy East Corp.	738,930	18,000,335	0.66
Northeast Utilities	727,188	23,829,951	0.87
NSTAR	503,248	17,674,070	0.64
OGE Energy Corp.	430,384	16,698,899	0.61
Pepco Holdings Inc.	907,204	26,327,060	0.96
SCANA Corp.	549,880	23,738,320	0.87
Sierra Pacific Resources Corp.[b]	1,042,530	18,119,171	0.66
Wisconsin Energy Corp.	551,296	26,748,882	0.98
Other securities[a]		103,749,561	3.76

		316,007,710	11.51

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		13,649,508	0.50

		13,649,508	0.50

ELECTRONICS
Arrow Electronics Inc.[b]	579,225	21,865,744	0.80

50	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
Avnet Inc.[b]	605,899	$21,897,190	0.80%
Other securities[a]		33,402,309	1.21

		77,165,243	2.81

ENGINEERING & CONSTRUCTION
Other securities[a]		9,139,695	0.33

		9,139,695	0.33

ENVIRONMENTAL CONTROL
Other securities[a]		9,068,819	0.33

		9,068,819	0.33

FOOD
Other securities[a]		41,253,456	1.50

		41,253,456	1.50

FOREST PRODUCTS & PAPER
Rayonier Inc.	363,868	15,646,324	0.57
Other securities[a]		27,731,051	1.01

		43,377,375	1.58

GAS
AGL Resources Inc.	366,288	15,647,823	0.57
Other securities[a]		17,706,618	0.64

		33,354,441	1.21

HAND & MACHINE TOOLS
Other securities[a]		18,579,198	0.68

		18,579,198	0.68

HEALTH CARE - PRODUCTS
Other securities[a]		41,434,042	1.51

		41,434,042	1.51

HEALTH CARE - SERVICES
Other securities[a]		34,562,211	1.26

		34,562,211	1.26

HOME BUILDERS
Other securities[a]		8,759,920	0.32

		8,759,920	0.32

HOME FURNISHINGS
Other securities[a]		3,589,997	0.13

		3,589,997	0.13

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		19,354,470	0.70

		19,354,470	0.70

Security	Shares	Value	% of Net Assets
INSURANCE
Fidelity National Financial Inc.	1,044,299	$25,073,619	0.91%
First American Corp.	454,746	23,064,717	0.84
Old Republic International Corp.	1,089,596	24,101,864	0.88
Other securities[a]		94,894,813	3.46

		167,135,013	6.09

INTERNET
Other securities[a]		29,542,573	1.08

		29,542,573	1.08

IRON & STEEL
Other securities[a]		9,276,634	0.34

		9,276,634	0.34

LEISURE TIME
Other securities[a]		4,617,664	0.17

		4,617,664	0.17

LODGING
Other securities[a]		4,799,921	0.17

		4,799,921	0.17

MACHINERY
AGCO Corp.[b,c]	430,273	15,907,193	0.58
Other securities[a]		24,457,723	0.89

		40,364,916	1.47

MANUFACTURING
Harsco Corp.	395,945	17,762,093	0.65
Trinity Industries Inc.	376,776	15,794,450	0.57
Other securities[a]		62,511,361	2.28

		96,067,904	3.50

MEDIA
Other securities[a]		34,639,959	1.26

		34,639,959	1.26

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	284,426	29,594,525	1.08
Other securities[a]		20,257,148	0.74

		49,851,673	1.82

OFFICE FURNISHINGS
Other securities[a]		11,312,254	0.41

		11,312,254	0.41

SUMMARY SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
OIL & GAS
Pride International Inc.[b]	529,731	$15,944,903	0.58%
Other securities[a]		46,714,165	1.70

		62,659,068	2.28

OIL & GAS SERVICES
Cameron International Corp.[b]	243,851	15,311,404	0.56
Tidewater Inc.	270,736	15,859,715	0.58
Other securities[a]		23,619,976	0.86

		54,791,095	2.00

PACKAGING & CONTAINERS
Sonoco Products Co.	468,814	17,618,030	0.64
Other securities[a]		9,420,816	0.34

		27,038,846	0.98

PHARMACEUTICALS
Other securities[a]		29,300,705	1.07

		29,300,705	1.07

PIPELINES
National Fuel Gas Co.	389,958	16,869,583	0.61
ONEOK Inc.	522,458	23,510,610	0.86

		40,380,193	1.47

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	466,218	27,408,956	1.00
Hospitality Properties Trust	442,212	20,695,522	0.75
Liberty Property Trust[c]	430,748	20,986,043	0.77
Macerich Co. (The)	339,177	31,326,388	1.14
New Plan Excel Realty Trust Inc.	489,865	16,180,241	0.59
Regency Centers Corp.	326,177	27,252,088	0.99
UDR Inc.	638,722	19,557,668	0.71
Weingarten Realty Investors	355,966	16,929,743	0.62
Other securities[a]		33,332,525	1.21

		213,669,174	7.78

Security	Shares	Value	% of Net Assets
RETAIL
Foot Locker Inc.	733,327	$17,269,851	0.63%
Other securities[a]		92,657,581	3.37

		109,927,432	4.00

SAVINGS & LOANS
Other securities[a]		37,903,770	1.38

		37,903,770	1.38

SEMICONDUCTORS
Intersil Corp. Class A	638,823	16,922,421	0.62
Lam Research Corp.[b]	327,253	15,492,157	0.56
MEMC Electronic Materials Inc.[b]	316,978	19,202,527	0.70
Microchip Technology Inc.	468,314	16,639,196	0.61
Other securities[a]		56,523,025	2.06

		124,779,326	4.55

SOFTWARE
Other securities[a]		38,543,178	1.40

		38,543,178	1.40

TELECOMMUNICATIONS
Telephone & Data Systems Inc.	490,720	29,256,726	1.07
Other securities[a]		64,255,548	2.34

		93,512,274	3.41

TEXTILES
Other securities[a]		7,901,169	0.29

		7,901,169	0.29

TRANSPORTATION
Other securities[a]		54,958,346	2.00

		54,958,346	2.00

TRUCKING & LEASING
Other securities[a]		11,961,042	0.44

		11,961,042	0.44

WATER
Other securities[a]		7,010,102	0.26

		7,010,102	0.26

TOTAL COMMON STOCKS (Cost: $2,394,184,929)		2,742,843,668	99.91

52	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2007

Security	Shares or Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		$2,798,617	0.10%

		2,798,617	0.10

COMMERCIAL PAPER[d]
Other securities[a]		21,942,161	0.80

		21,942,161	0.80

MEDIUM-TERM NOTES[d]
Other securities[a]		1,598,321	0.06

		1,598,321	0.06

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	3,057,629	3,057,629	0.11

		3,057,629	0.11

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$28,708,245	28,708,245	1.04

		28,708,245	1.04

TIME DEPOSITS[d]
Other securities[a]		7,324,009	0.27

		7,324,009	0.27

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		44,436,424	1.62

		44,436,424	1.62

TOTAL SHORT-TERM INVESTMENTS (Cost: $109,865,406)		109,865,406	4.00

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,504,050,335)		2,852,709,074	103.91

Other Assets, Less Liabilities		(107,400,656)	(3.91)

NET ASSETS		$2,745,308,418	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $28,708,245, due 4/2/07 to 4/4/08, with a total maturity value of $28,746,516 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $ 31,359,449 with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$9,260,245	0.20%

		9,260,245	0.20

AEROSPACE & DEFENSE
Other securities[a]		92,830,101	1.96

		92,830,101	1.96

AGRICULTURE
Other securities[a]		18,606,155	0.39

		18,606,155	0.39

AIRLINES
Other securities[a]		17,626,019	0.37

		17,626,019	0.37

APPAREL
Other securities[a]		83,200,643	1.75

		83,200,643	1.75

AUTO MANUFACTURERS
Other securities[a]		6,291,721	0.13

		6,291,721	0.13

AUTO PARTS & EQUIPMENT
Other securities[a]		9,870,473	0.21

		9,870,473	0.21

BANKS
East West Bancorp Inc.	494,064	18,166,733	0.38
Other securities[a]		277,746,505	5.86

		295,913,238	6.24

BEVERAGES
Other securities[a]		3,070,709	0.07

		3,070,709	0.07

BIOTECHNOLOGY
Other securities[a]		43,582,627	0.92

		43,582,627	0.92

BUILDING MATERIALS
Other securities[a]		64,268,876	1.35

		64,268,876	1.35

CHEMICALS
Other securities[a]		60,478,888	1.27

		60,478,888	1.27

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$15,621,520	0.33%

		15,621,520	0.33

COMMERCIAL SERVICES
Other securities[a]		203,672,516	4.29

		203,672,516	4.29

COMPUTERS
FactSet Research Systems Inc.	302,940	19,039,779	0.40
MICROS Systems Inc.[b]	326,217	17,612,456	0.37
Other securities[a]		87,189,784	1.84

		123,842,019	2.61

COSMETICS & PERSONAL CARE
Other securities[a]		8,832,925	0.19

		8,832,925	0.19

DISTRIBUTION & WHOLESALE
Other securities[a]		74,666,886	1.57

		74,666,886	1.57

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		51,332,398	1.08

		51,332,398	1.08

ELECTRIC
Other securities[a]		70,158,906	1.48

		70,158,906	1.48

ELECTRICAL COMPONENTS & EQUIPMENT
Belden CDT Inc.	358,303	19,201,458	0.40
Other securities[a]		21,693,679	0.46

		40,895,137	0.86

ELECTRONICS
FLIR Systems Inc.[b,c]	526,361	18,775,297	0.40
Trimble Navigation Ltd.[b]	948,722	25,463,698	0.54
Other securities[a]		185,474,788	3.90

		229,713,783	4.84

ENERGY - ALTERNATE SOURCES
Other securities[a]		7,436,800	0.16

		7,436,800	0.16

54	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[b,c]	648,658	$20,283,536	0.43%
URS Corp.[b]	421,727	17,961,353	0.38
Other securities[a]		19,644,674	0.41

		57,889,563	1.22

ENTERTAINMENT
Other securities[a]		19,062,644	0.40

		19,062,644	0.40

ENVIRONMENTAL CONTROL
Other securities[a]		25,306,308	0.53

		25,306,308	0.53

FOOD
Corn Products International Inc.	597,677	21,271,324	0.45
Other securities[a]		90,430,365	1.90

		111,701,689	2.35

FOREST PRODUCTS & PAPER
Other securities[a]		32,401,695	0.68

		32,401,695	0.68

GAS
Atmos Energy Corp.	711,446	22,254,031	0.47
Energen Corp.	575,781	29,301,494	0.62
Southern Union Co.	865,783	26,311,145	0.55
UGI Corp.	851,729	22,749,682	0.48
Other securities[a]		66,845,650	1.41

		167,462,002	3.53

HAND & MACHINE TOOLS
Other securities[a]		24,086,689	0.51

		24,086,689	0.51

HEALTH CARE - PRODUCTS
Cooper Companies Inc.	361,310	17,566,892	0.37
Hologic Inc.[b]	427,568	24,645,020	0.52
IDEXX Laboratories Inc.[b]	250,108	21,916,964	0.46
Respironics Inc.[b]	587,620	24,674,164	0.52
Other securities[a]		166,190,015	3.50

		254,993,055	5.37

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Pediatrix Medical Group Inc.[b]	389,550	$22,227,723	0.47%
Sierra Health Services Inc.[b]	447,830	18,437,161	0.39
Other securities[a]		98,664,117	2.08

		139,329,001	2.94

HOME BUILDERS
NVR Inc.[b,c]	38,764	25,778,060	0.54
Other securities[a]		43,699,065	0.92

		69,477,125	1.46

HOME FURNISHINGS
Other securities[a]		17,688,075	0.37

		17,688,075	0.37

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		43,612,643	0.92

		43,612,643	0.92

HOUSEWARES
Toro Co. (The)	323,714	16,587,105	0.35
Other securities[a]		3,940,221	0.08

		20,527,326	0.43

INSURANCE
Philadelphia Consolidated
Holding Corp.[b]	460,959	20,277,586	0.43
Other securities[a]		120,144,131	2.53

		140,421,717	2.96

INTERNET
WebEx Communications Inc.[b]	353,494	20,099,669	0.42
Other securities[a]		52,322,163	1.11

		72,421,832	1.53

IRON & STEEL
Carpenter Technology Corp.	205,817	24,854,461	0.52
Chaparral Steel Co.	372,604	21,674,375	0.46
Cleveland-Cliffs Inc.	330,839	21,177,004	0.45
Other securities[a]		17,526,279	0.37

		85,232,119	1.80

SUMMARY SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$34,404,688	0.73%

		34,404,688	0.73

LODGING
Other securities[a]		6,190,785	0.13

		6,190,785	0.13

MACHINERY
IDEX Corp.	432,313	21,996,085	0.46
Manitowoc Co. Inc. (The)	499,083	31,706,743	0.67
Other securities[a]		76,398,682	1.61

		130,101,510	2.74

MANUFACTURING
Acuity Brands Inc.	348,448	18,969,509	0.40
AptarGroup Inc.	278,593	18,646,230	0.39
Other securities[a]		66,959,078	1.41

		104,574,817	2.20

MEDIA
Other securities[a]		5,981,758	0.13

		5,981,758	0.13

METAL FABRICATE & HARDWARE
Other securities[a]		43,398,149	0.91

		43,398,149	0.91

MINING
RTI International Metals Inc.[b]	184,548	16,795,713	0.35
Other securities[a]		21,728,620	0.46

		38,524,333	0.81

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		7,888,959	0.17

		7,888,959	0.17

OFFICE FURNISHINGS
Other securities[a]		6,695,685	0.14

		6,695,685	0.14

OIL & GAS
Cabot Oil & Gas Corp.	388,178	26,132,143	0.55
St. Mary Land & Exploration Co.	501,517	18,395,644	0.39
Unit Corp.[b]	371,813	18,810,020	0.40

Security	Shares	Value	% of Net Assets
Other securities[a]		$46,865,711	0.98%

		110,203,518	2.32

OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b]	732,726	27,323,353	0.58
Oceaneering International Inc.[b]	445,331	18,757,342	0.39
SEACOR Holdings Inc.[b]	171,423	16,868,023	0.36
Other securities[a]		91,933,729	1.93

		154,882,447	3.26

PACKAGING & CONTAINERS
Other securities[a]		2,425,815	0.05

		2,425,815	0.05

PHARMACEUTICALS
NBTY Inc.[b]	453,513	24,054,330	0.51
Other securities[a]		58,042,892	1.22

		82,097,222	1.73

REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust	371,626	16,972,159	0.36
Essex Property Trust Inc.	194,412	25,172,466	0.53
Kilroy Realty Corp.	262,641	19,369,774	0.41
Other securities[a]		123,737,202	2.60

		185,251,601	3.90

RETAIL
Jack in the Box Inc.[b]	274,433	18,971,553	0.40
Men’s Wearhouse Inc. (The)	424,870	19,990,134	0.42
Other securities[a]		350,969,472	7.40

		389,931,159	8.22

SAVINGS & LOANS
Other securities[a]		56,854,703	1.20

		56,854,703	1.20

SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[b]	440,598	23,519,121	0.50
Other securities[a]		113,825,106	2.39

		137,344,227	2.89

56	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
SOFTWARE
Hyperion Solutions Corp.[b]	473,736	$24,553,737	0.52%
THQ Inc.[b]	526,916	18,015,258	0.38
Other securities[a]		142,078,906	2.99

		184,647,901	3.89

STORAGE & WAREHOUSING
Other securities[a]		7,710,203	0.16

		7,710,203	0.16

TELECOMMUNICATIONS
Anixter International Inc.[b]	252,988	16,682,029	0.35
Other securities[a]		72,656,389	1.53

		89,338,418	1.88

TEXTILES
Other securities[a]		12,749,787	0.27

		12,749,787	0.27

TOYS, GAMES & HOBBIES
Other securities[a]		12,488,811	0.26

		12,488,811	0.26

TRANSPORTATION
Kansas City Southern Industries Inc.[b,c]	616,204	21,924,538	0.46
Landstar System Inc.	450,218	20,637,993	0.44
Other securities[a]		78,718,520	1.66

		121,281,051	2.56

WATER
Other securities[a]		5,058,195	0.11

		5,058,195	0.11

TOTAL COMMON STOCKS (Cost: $4,780,835,160)		4,742,811,810	99.93

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		9,806,082	0.20

		9,806,082	0.20

COMMERCIAL PAPER[d]
Other securities[a]		76,883,207	1.62

		76,883,207	1.62

Security	Shares or Principal	Value	% of Net Assets
MEDIUM-TERM NOTES[d]
Other securities[a]		$5,600,362	0.12%

		5,600,362	0.12

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	5,753,578	5,753,578	0.12

		5,753,578	0.12

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$100,590,920	100,590,920	2.12

		100,590,920	2.12

TIME DEPOSITS[d]
Other securities[a]		25,662,619	0.54

		25,662,619	0.54

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		155,700,924	3.28

		155,700,924	3.28

TOTAL SHORT-TERM INVESTMENTS (Cost: $379,997,692)		379,997,692	8.00

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,160,832,852)		5,122,809,502	107.93

Other Assets, Less Liabilities		(376,579,907)	(7.93)

NET ASSETS		$4,746,229,595	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $100,590,920, due 4/2/07 to 4/4/08, with a total maturity value of $100,725,013 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $109,880,476 with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,698,468	0.12%

		1,698,468	0.12

AEROSPACE & DEFENSE
Armor
Holdings Inc.[b,c]	150,284	10,118,622	0.71
Curtiss-Wright Corp.	219,012	8,440,722	0.59
Other securities[a]		12,396,979	0.87

		30,956,323	2.17

AGRICULTURE
Other securities[a]		3,592,516	0.25

		3,592,516	0.25

APPAREL
Crocs Inc.[b,c]	166,979	7,889,758	0.55
Other securities[a]		30,074,967	2.11

		37,964,725	2.66

AUTO MANUFACTURERS
Other securities[a]		1,556,596	0.11

		1,556,596	0.11

AUTO PARTS & EQUIPMENT
Other securities[a]		1,480,003	0.10

		1,480,003	0.10

BANKS
East West Bancorp Inc.	305,138	11,219,924	0.79
UCBH Holdings Inc.	494,787	9,212,934	0.64
Other securities[a]		46,807,004	3.28

		67,239,862	4.71

BEVERAGES
Other securities[a]		1,178,380	0.08

		1,178,380	0.08

BIOTECHNOLOGY
Other securities[a]		16,108,412	1.13

		16,108,412	1.13

BUILDING MATERIALS
Other securities[a]		9,963,911	0.70

		9,963,911	0.70

CHEMICALS
Other securities[a]		1,431,971	0.10

		1,431,971	0.10

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
Other securities[a]		$53,056,454	3.71%

		53,056,454	3.71

COMPUTERS
FactSet Research Systems Inc.	187,746	11,799,836	0.83
Kronos Inc.[b]	158,178	8,462,523	0.59
MICROS Systems Inc.[b]	201,543	10,881,307	0.76
Other securities[a]		30,102,617	2.11

		61,246,283	4.29

COSMETICS & PERSONAL CARE
Other securities[a]		3,380,209	0.24

		3,380,209	0.24

DISTRIBUTION & WHOLESALE
Pool Corp.[c]	251,066	8,988,163	0.63
Other securities[a]		10,610,683	0.74

		19,598,846	1.37

DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[b]	219,085	8,588,132	0.60
Other securities[a]		7,685,167	0.54

		16,273,299	1.14

ELECTRIC
Other securities[a]		2,269,973	0.16

		2,269,973	0.16

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		5,000,869	0.35

		5,000,869	0.35

ELECTRONICS
FLIR Systems Inc.[b,c]	326,150	11,633,770	0.81
Itron Inc.[b]	127,621	8,300,470	0.58
Trimble Navigation Ltd.[b]	588,283	15,789,516	1.11
Other securities[a]		37,716,092	2.64

		73,439,848	5.14

ENERGY - ALTERNATE SOURCES
Other securities[a]		4,605,740	0.32

		4,605,740	0.32

58	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[a]		$1,212,452	0.08%

		1,212,452	0.08

ENTERTAINMENT
Other securities[a]		3,172,671	0.22

		3,172,671	0.22

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	339,092	10,152,414	0.71
Other securities[a]		2,024,191	0.14

		12,176,605	0.85

FOOD
Other securities[a]		26,527,915	1.86

		26,527,915	1.86

FOREST PRODUCTS & PAPER
Other securities[a]		896,037	0.06

		896,037	0.06

GAS
Energen Corp.	221,726	11,283,636	0.79
Other securities[a]		7,325,753	0.51

		18,609,389	1.30

HEALTH CARE - PRODUCTS
American Medical Systems
Holdings Inc.[b,c]	356,366	7,544,268	0.53
Cooper Companies Inc.	223,148	10,849,456	0.76
Hologic Inc.[b]	264,260	15,231,946	1.07
IDEXX Laboratories Inc.[b]	155,244	13,604,032	0.95
Immucor Inc.[b]	341,401	10,047,432	0.70
Mentor Corp.	210,678	9,691,188	0.68
Respironics Inc.[b]	363,276	15,253,959	1.07
Other securities[a]		47,896,485	3.35

		130,118,766	9.11

HEALTH CARE - SERVICES
Healthways Inc.[b]	173,089	8,091,911	0.57
Pediatrix Medical Group Inc.[b]	241,385	13,773,428	0.96
Sierra Health Services Inc.[b]	278,125	11,450,406	0.80
Sunrise Senior Living Inc.[b]	222,930	8,810,194	0.62

Security	Shares	Value	% of Net Assets
Other securities[a]		$22,238,414	1.56%

		64,364,353	4.51

HOME BUILDERS
NVR Inc.[b,c]	23,963	15,935,395	1.11
Other securities[a]		8,762,196	0.62

		24,697,591	1.73

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		16,467,049	1.15

		16,467,049	1.15

HOUSEWARES
Toro Co. (The)	201,132	10,306,004	0.72

		10,306,004	0.72

INSURANCE
Hilb, Rogal & Hobbs Co.	179,988	8,828,411	0.62
Philadelphia Consolidated
Holding Corp.[b]	284,787	12,527,780	0.88
Other securities[a]		27,717,586	1.94

		49,073,777	3.44

INTERNET
WebEx Communications Inc.[b]	218,343	12,414,983	0.87
Other securities[a]		16,147,667	1.13

		28,562,650	2.00

IRON & STEEL
Chaparral Steel Co.	230,421	13,403,590	0.94
Cleveland-Cliffs Inc.	205,002	13,122,178	0.92
Other securities[a]		4,920,487	0.34

		31,446,255	2.20

LEISURE TIME
Other securities[a]		12,228,052	0.86

		12,228,052	0.86

LODGING
Other securities[a]		1,359,254	0.09

		1,359,254	0.09

MACHINERY
Manitowoc Co. Inc. (The)	308,527	19,600,720	1.37
Other securities[a]		16,132,389	1.13

		35,733,109	2.50

SUMMARY SCHEDULES OF INVESTMENTS	59

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MANUFACTURING
Other securities[a]		$27,460,173	1.92%

		27,460,173	1.92

METAL FABRICATE & HARDWARE
Other securities[a]		4,874,794	0.34

		4,874,794	0.34

MINING
Other securities[a]		5,253,250	0.37

		5,253,250	0.37

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,359,168	0.23

		3,359,168	0.23

OFFICE FURNISHINGS
Other securities[a]		1,117,573	0.08

		1,117,573	0.08

OIL & GAS
Cabot Oil & Gas Corp.	239,942	16,152,895	1.13
St. Mary Land & Exploration Co.	311,545	11,427,471	0.80
Unit Corp.[b]	230,326	11,652,192	0.81
Other securities[a]		24,459,235	1.72

		63,691,793	4.46

OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b]	454,530	16,949,424	1.19
Hydril Co.[b]	90,848	8,743,212	0.61
Oceaneering International Inc.[b]	275,116	11,587,886	0.81
Other securities[a]		30,207,311	2.11

		67,487,833	4.72

PHARMACEUTICALS
NBTY Inc.[b]	280,998	14,904,134	1.04
Other securities[a]		23,576,595	1.65

		38,480,729	2.69

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		12,433,294	0.87

		12,433,294	0.87

Security	Shares	Value	% of Net Assets
RETAIL
Jack in the Box Inc.[b]	169,544	$11,720,577	0.82%
Panera Bread Co. Class Ab	157,649	9,310,750	0.65
Sonic Corp.[b]	340,009	7,575,401	0.53
Tractor Supply Co.[b,c]	172,283	8,872,575	0.62
Other securities[a]		108,492,605	7.60

		145,971,908	10.22

SAVINGS & LOANS
Other securities[a]		7,381,526	0.52

		7,381,526	0.52

SEMICONDUCTORS
Other securities[a]		24,828,990	1.74

		24,828,990	1.74

SOFTWARE
ANSYS Inc.[b]	192,107	9,753,272	0.68
Hyperion Solutions Corp.[b]	157,891	8,183,491	0.57
Other securities[a]		55,876,602	3.92

		73,813,365	5.17

STORAGE & WAREHOUSING
Other securities[a]		4,757,467	0.33

		4,757,467	0.33

TELECOMMUNICATIONS
Other securities[a]		20,771,877	1.45

		20,771,877	1.45

TEXTILES
Other securities[a]		1,250,286	0.09

		1,250,286	0.09

TOYS, GAMES & HOBBIES
Other securities[a]		2,946,087	0.21

		2,946,087	0.21

TRANSPORTATION
Kirby Corp.[b]	263,766	9,226,535	0.64
Landstar System Inc.	279,492	12,811,913	0.90
Other securities[a]		21,219,153	1.49

		43,257,601	3.03

TOTAL COMMON STOCKS (Cost: $1,245,135,777)		1,428,132,331	99.97

60	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2007

Security	Shares or Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		$3,162,895	0.22%

		3,162,895	0.22

COMMERCIAL PAPER[d]
Other securities[a]		24,798,225	1.74

		24,798,225	1.74

MEDIUM-TERM NOTES[d]
Other securities[a]		1,806,363	0.13

		1,806,363	0.13

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	499,434	499,434	0.03

		499,434	0.03

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$32,445,008	32,445,008	2.27

		32,445,008	2.27

TIME DEPOSITS[d]
Other securities[a]		8,277,327	0.58

		8,277,327	0.58

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		50,220,417	3.52

		50,220,417	3.52

TOTAL SHORT-TERM INVESTMENTS (Cost: $121,209,669)		121,209,669	8.49

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,366,345,446)		1,549,342,000	108.46

Other Assets, Less Liabilities		(120,846,148)	(8.46)

NET ASSETS		$1,428,495,852	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $32,445,008 due 4/2/07 to 4/4/08, with a total maturity value of $32,488,257 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $35,441,303, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	61

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,343,638	0.27%

		5,343,638	0.27

AEROSPACE & DEFENSE
Other securities[a]		35,180,580	1.75

		35,180,580	1.75

AGRICULTURE
Other securities[a]		10,539,076	0.53

		10,539,076	0.53

AIRLINES
SkyWest Inc.	425,653	11,420,270	0.57
Other securities[a]		3,114,771	0.15

		14,535,041	0.72

APPAREL
Other securities[a]		18,281,347	0.91

		18,281,347	0.91

AUTO MANUFACTURERS
Other securities[a]		3,114,300	0.16

		3,114,300	0.16

AUTO PARTS & EQUIPMENT
Other securities[a]		6,178,331	0.31

		6,178,331	0.31

BANKS
South Financial Group Inc. (The)	492,971	12,186,243	0.61
Whitney Holding Corp.	436,402	13,345,173	0.66
Other securities[a]		128,687,118	6.41

		154,218,534	7.68

BEVERAGES
Other securities[a]		961,397	0.05

		961,397	0.05

BIOTECHNOLOGY
Other securities[a]		14,316,497	0.71

		14,316,497	0.71

BUILDING MATERIALS
Lennox International Inc.	379,679	13,554,540	0.67
Texas Industries Inc.[b]	158,999	12,009,194	0.60
Other securities[a]		14,027,282	0.70

		39,591,016	1.97

Security	Shares	Value	% of Net Assets
CHEMICALS
Fuller (H.B.) Co.	400,612	$10,924,689	0.54%
Other securities[a]		36,970,522	1.85

		47,895,211	2.39

COAL
Massey Energy Co.	536,271	12,865,141	0.64

		12,865,141	0.64

COMMERCIAL SERVICES
Live Nation Inc.[c]	433,515	9,563,341	0.48
Other securities[a]		87,582,326	4.36

		97,145,667	4.84

COMPUTERS
Other securities[a]		20,407,962	1.02

		20,407,962	1.02

COSMETICS & PERSONAL CARE
Other securities[a]		2,766,408	0.14

		2,766,408	0.14

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	266,509	9,788,876	0.49
United Stationers Inc.[c]	196,408	11,768,767	0.59
Other securities[a]		13,922,639	0.69

		35,480,282	1.77

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		20,542,388	1.02

		20,542,388	1.02

ELECTRIC
ALLETE Inc.	201,410	9,389,734	0.47
Cleco Corp.	381,467	9,853,293	0.49
Other securities[a]		35,543,165	1.77

		54,786,192	2.73

ELECTRICAL COMPONENTS & EQUIPMENT
Belden CDT Inc.	295,085	15,813,605	0.79
Other securities[a]		11,180,364	0.55

		26,993,969	1.34

ELECTRONICS
Benchmark Electronics Inc.[c]	476,168	9,837,631	0.49
Other securities[a]		81,569,754	4.06

		91,407,385	4.55

62	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[c]	210,622	$12,422,486	0.62%
Shaw Group Inc. (The)[b,c]	534,213	16,704,841	0.83
URS Corp.[c]	347,316	14,792,188	0.74
Other securities[a]		2,135,881	0.10

		46,055,396	2.29

ENTERTAINMENT
Pinnacle Entertainment Inc.[c]	394,791	11,476,574	0.57

		11,476,574	0.57
ENVIRONMENTAL CONTROL
Other securities[a]		4,604,667	0.23

		4,604,667	0.23

FOOD
Corn Products
International Inc.	300,267	10,686,503	0.53
Flowers Foods Inc.	342,104	10,321,278	0.51
Other securities[a]		35,563,576	1.78

		56,571,357	2.82
FOREST PRODUCTS & PAPER
Other securities[a]		25,467,641	1.27

		25,467,641	1.27

GAS
Atmos Energy Corp.	585,925	18,327,734	0.91
Energen Corp.	180,206	9,170,683	0.46
New Jersey Resources Corp.	184,125	9,215,456	0.46
Piedmont Natural Gas Co.[b]	493,478	13,017,950	0.65
Southern Union Co.	392,182	11,918,411	0.59
Southwest Gas Corp.	277,813	10,798,591	0.54
UGI Corp.	701,461	18,736,023	0.93
Other securities[a]		22,019,554	1.10

		113,204,402	5.64
HAND & MACHINE TOOLS
Baldor Electric Co.	272,340	10,278,112	0.51
Regal-Beloit Corp.	206,159	9,561,654	0.48

		19,839,766	0.99
HEALTH CARE - PRODUCTS
Other securities[a]		36,794,913	1.83

		36,794,913	1.83

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$29,197,010	1.45%

		29,197,010	1.45

HOME BUILDERS
Other securities[a]		24,308,940	1.21

		24,308,940	1.21

HOME FURNISHINGS
Other securities[a]		14,549,549	0.73

		14,549,549	0.73
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		13,974,165	0.70

		13,974,165	0.70

HOUSEWARES
Other securities[a]		3,249,607	0.16

		3,249,607	0.16

INSURANCE
Selective Insurance Group Inc.	377,035	9,599,311	0.48
Other securities[a]		40,833,607	2.03

		50,432,918	2.51

INTERNET
Other securities[a]		21,678,800	1.08

		21,678,800	1.08

IRON & STEEL
Carpenter Technology Corp.	115,266	13,919,522	0.70
Other securities[a]		14,433,198	0.71

		28,352,720	1.41

LEISURE TIME
Other securities[a]		12,104,978	0.60

		12,104,978	0.60

LODGING
Other securities[a]		3,285,684	0.16

		3,285,684	0.16

MACHINERY
Briggs & Stratton Corp.	326,819	10,082,366	0.50
IDEX Corp.	202,948	10,325,994	0.51
Other securities[a]		39,022,954	1.95

		59,431,314	2.96

SUMMARY SCHEDULES OF INVESTMENTS	63

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MANUFACTURING
Acuity Brands Inc.	166,447	$9,061,375	0.45%
Other securities[a]		40,373,128	2.01

		49,434,503	2.46

MEDIA
Other securities[a]		4,937,880	0.25

		4,937,880	0.25

METAL FABRICATE & HARDWARE
Quanex Corp.	245,075	10,378,926	0.52
Other securities[a]		18,872,217	0.94

		29,251,143	1.46

MINING
Other securities[a]		24,726,118	1.23

		24,726,118	1.23

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		2,079,773	0.10

		2,079,773	0.10

OFFICE FURNISHINGS
Other securities[a]		4,019,822	0.20

		4,019,822	0.20

OIL & GAS
Other securities[a]		5,986,673	0.30

		5,986,673	0.30

OIL & GAS SERVICES
Lone Star
Technologies Inc.[c]	202,852	13,394,318	0.67
Other securities[a]		24,427,743	1.21

		37,822,061	1.88

PACKAGING & CONTAINERS
Other securities[a]		1,992,219	0.10

		1,992,219	0.10

PHARMACEUTICALS
Other securities[a]		16,276,153	0.81

		16,276,153	0.81

REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust	306,054	13,977,486	0.70
Entertainment Properties Trust	175,029	10,545,497	0.52
Essex Property Trust Inc.	96,070	12,439,144	0.62

Security	Shares	Value	% of Net Assets
Kilroy Realty Corp.	147,088	$10,847,740	0.54%
Lexington Realty Trust	464,591	9,816,808	0.49
Mid-America Apartment Communities Inc.	167,581	9,428,107	0.47
National Retail Properties Inc.	431,785	10,444,879	0.52
Senior Housing Properties Trust	492,260	11,765,014	0.58
Other securities[a]		46,692,204	2.33

		135,956,879	6.77

RETAIL
Longs Drug Stores Corp.	187,842	9,700,161	0.48
Other securities[a]		117,441,319	5.85

		127,141,480	6.33

SAVINGS & LOANS
Other securities[a]		37,012,883	1.84

		37,012,883	1.84

SEMICONDUCTORS
Varian Semiconductor
Equipment
Associates Inc.[c]	206,840	11,041,119	0.55
Other securities[a]		68,995,070	3.44

		80,036,189	3.99

SOFTWARE
Hyperion Solutions Corp.[c]	179,480	9,302,448	0.46
Other securities[a]		44,377,640	2.21

		53,680,088	2.67

TELECOMMUNICATIONS
Anixter International Inc.[c]	208,350	13,738,599	0.68
Other securities[a]		31,994,664	1.60

		45,733,263	2.28

TEXTILES
Other securities[a]		8,852,912	0.44

		8,852,912	0.44

TOYS, GAMES & HOBBIES
Other securities[a]		6,594,346	0.33

		6,594,346	0.33

64	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2007

Security	Shares or Principal	Value	% of Net Assets
TRANSPORTATION
Kansas City Southern Industries Inc.[b,c]	507,488	$18,056,423	0.90%
Other securities[a]		24,281,270	1.21

		42,337,693	2.11

WATER
Other securities[a]		4,155,950	0.21

		4,155,950	0.21

TOTAL COMMON STOCKS (Cost: $1,829,233,541)		2,005,158,791	99.87

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		2,230,635	0.11

		2,230,635	0.11

COMMERCIAL PAPER[d]
Other securities[a]		17,488,981	0.87

		17,488,981	0.87

MEDIUM-TERM NOTES[d]
Other securities[a]		1,273,939	0.06

		1,273,939	0.06

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	1,950,418	1,950,418	0.10

		1,950,418	0.10

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$22,881,886	22,881,886	1.14

		22,881,886	1.14

TIME DEPOSITS[d]
Other securities[a]		5,837,596	0.29

		5,837,596	0.29

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		35,418,019	1.77

		35,418,019	1.77

	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS (Cost: $87,081,474)	$87,081,474	4.34%

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,916,315,015)	2,092,240,265	104.21

Other Assets, Less Liabilities	(84,548,888)	(4.21)

NET ASSETS	$2,007,691,377	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $22,881,886 due 4/2/07 to 4/4/08, with a total maturity value of $22,912,391 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $24,995,026, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	65

Summary Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$375,274	0.18%

		375,274	0.18

AEROSPACE & DEFENSE
Boeing Co. (The)	11,068	984,056	0.49
United Technologies Corp.	14,029	911,885	0.45
Other securities[a]		2,246,129	1.10

		4,142,070	2.04

AGRICULTURE
Altria Group Inc.	29,464	2,587,234	1.28
Other securities[a]		1,086,917	0.53

		3,674,151	1.81

AIRLINES
Other securities[a]		253,716	0.13

		253,716	0.13

APPAREL
Other securities[a]		1,073,425	0.53

		1,073,425	0.53

AUTO MANUFACTURERS
Other securities[a]		767,298	0.38

		767,298	0.38

AUTO PARTS & EQUIPMENT
Other securities[a]		488,901	0.24

		488,901	0.24

BANKS
Bank of America Corp.	62,807	3,204,413	1.58
U.S. Bancorp	24,821	867,990	0.43
Wachovia Corp.	26,737	1,471,872	0.73
Wells Fargo & Co.	47,409	1,632,292	0.81
Other securities[a]		5,495,807	2.70

		12,672,374	6.25

BEVERAGES
Coca-Cola Co. (The)	28,510	1,368,480	0.67
PepsiCo Inc.	22,977	1,460,418	0.72
Other securities[a]		939,942	0.47

		3,768,840	1.86

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	16,366	$914,532	0.45%
Other securities[a]		1,219,717	0.60

		2,134,249	1.05

BUILDING MATERIALS
Other securities[a]		524,644	0.26

		524,644	0.26

CHEMICALS
Other securities[a]		3,157,719	1.56

		3,157,719	1.56

COAL
Other securities[a]		335,088	0.17

		335,088	0.17

COMMERCIAL SERVICES
Other securities[a]		2,412,710	1.19

		2,412,710	1.19

COMPUTERS
Apple Inc.[b]	12,085	1,122,817	0.55
Hewlett-Packard Co.	38,112	1,529,816	0.75
International Business Machines Corp.	21,132	1,991,902	0.98
Other securities[a]		2,587,277	1.29

		7,231,812	3.57

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	44,317	2,799,062	1.38
Other securities[a]		838,994	0.41

		3,638,056	1.79

DISTRIBUTION & WHOLESALE
Other securities[a]		508,646	0.25

		508,646	0.25

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	16,846	950,114	0.47
Citigroup Inc.	68,848	3,534,656	1.74
Goldman Sachs Group Inc. (The)	5,880	1,214,984	0.60
JPMorgan Chase & Co.	48,761	2,359,057	1.16
Merrill Lynch & Co. Inc.	12,397	1,012,463	0.50
Morgan Stanley	14,928	1,175,729	0.58
Other securities[a]		5,225,562	2.58

		15,472,565	7.63

66	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$7,139,072	3.52%

		7,139,072	3.52

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		768,543	0.38

		768,543	0.38

ELECTRONICS
Other securities[a]		1,591,768	0.79

		1,591,768	0.79

ENERGY - ALTERNATE SOURCES
Other securities[a]		12,083	0.01

		12,083	0.01

ENGINEERING & CONSTRUCTION
Other securities[a]		325,278	0.16

		325,278	0.16

ENTERTAINMENT
Other securities[a]		296,113	0.15

		296,113	0.15

ENVIRONMENTAL CONTROL
Other securities[a]		480,277	0.24

		480,277	0.24

FOOD
Other securities[a]		3,098,045	1.53

		3,098,045	1.53

FOREST PRODUCTS & PAPER
Other securities[a]		922,554	0.45

		922,554	0.45

GAS
Other securities[a]		831,906	0.41

		831,906	0.41

HAND & MACHINE TOOLS
Other securities[a]		292,249	0.14

		292,249	0.14

HEALTH CARE - PRODUCTS
Johnson & Johnson	40,632	2,448,484	1.21
Medtronic Inc.	16,134	791,534	0.39
Other securities[a]		3,216,735	1.58

		6,456,753	3.18

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	18,987	$1,005,741	0.50%
Other securities[a]		2,359,402	1.16

		3,365,143	1.66

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		66,136	0.03

		66,136	0.03

HOME BUILDERS
Other securities[a]		630,312	0.31

		630,312	0.31

HOME FURNISHINGS
Other securities[a]		223,825	0.11

		223,825	0.11

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,023,783	0.50

		1,023,783	0.50

HOUSEWARES
Other securities[a]		157,198	0.08

		157,198	0.08

INSURANCE
American International Group Inc.	36,525	2,455,210	1.21
Other securities[a]		7,451,487	3.68

		9,906,697	4.89

INTERNET
Google Inc. Class Ab	3,054	1,399,221	0.69
Other securities[a]		2,020,288	1.00

		3,419,509	1.69

IRON & STEEL
Other securities[a]		843,492	0.42

		843,492	0.42

LEISURE TIME
Other securities[a]		683,519	0.34

		683,519	0.34

LODGING
Other securities[a]		971,977	0.48

		971,977	0.48

MACHINERY
Other securities[a]		1,801,312	0.89

		1,801,312	0.89

SUMMARY SCHEDULES OF INVESTMENTS	67

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	144,444	$5,107,540	2.52%
3M Co.	10,293	786,694	0.39
Tyco International Ltd.	27,798	877,027	0.43
Other securities[a]		3,004,127	1.48

		9,775,388	4.82

MEDIA
Comcast Corp. Class Ab	43,642	1,132,510	0.56
Time Warner Inc.	54,641	1,077,521	0.53
Walt Disney Co. (The)	28,921	995,750	0.49
Other securities[a]		2,917,996	1.44

		6,123,777	3.02

METAL FABRICATE & HARDWARE
Other securities[a]		388,919	0.19

		388,919	0.19

MINING
Other securities[a]		1,244,163	0.61

		1,244,163	0.61

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		383,318	0.19

		383,318	0.19

OFFICE FURNISHINGS
Other securities[a]		75,580	0.04

		75,580	0.04

OIL & GAS
Chevron Corp.	30,485	2,254,671	1.11
ConocoPhillips	23,069	1,576,766	0.78
Exxon Mobil Corp.	80,292	6,058,031	2.99
Other securities[a]		5,658,302	2.79

		15,547,770	7.67

OIL & GAS SERVICES
Schlumberger Ltd.	16,525	1,141,878	0.56
Other securities[a]		2,038,104	1.01

		3,179,982	1.57

PACKAGING & CONTAINERS
Other securities[a]		332,255	0.16

		332,255	0.16

PHARMACEUTICALS
Abbott Laboratories	21,640	1,207,512	0.60
Bristol-Myers Squibb Co.	28,289	785,303	0.39
Merck & Co. Inc.	30,390	1,342,326	0.66

Security	Shares	Value	% of Net Assets
Pfizer Inc.	100,394	$2,535,952	1.25%
Wyeth	18,868	943,966	0.47
Other securities[a]		4,047,137	1.99

		10,862,196	5.36

PIPELINES
Other securities[a]		1,074,668	0.53

		1,074,668	0.53

REAL ESTATE
Other securities[a]		175,611	0.09

		175,611	0.09

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,121,208	1.54

		3,121,208	1.54

RETAIL
Home Depot Inc.	28,616	1,051,352	0.52
Wal-Mart Stores Inc.	34,506	1,620,057	0.80
Other securities[a]		9,919,759	4.89

		12,591,168	6.21

SAVINGS & LOANS
Other securities[a]		996,669	0.49

		996,669	0.49

SEMICONDUCTORS
Intel Corp.	80,919	1,547,980	0.76
Other securities[a]		3,631,478	1.79

		5,179,458	2.55

SOFTWARE
Microsoft Corp.	121,029	3,373,078	1.66
Oracle Corp.[b]	55,944	1,014,265	0.50
Other securities[a]		3,174,709	1.57

		7,562,052	3.73

STORAGE & WAREHOUSING
Other securities[a]		12,185	0.01

		12,185	0.01

TELECOMMUNICATIONS
AT&T Inc.	87,687	3,457,498	1.71
Cisco Systems Inc.[b]	84,925	2,168,135	1.07
QUALCOMM Inc.	23,223	990,693	0.49
Verizon Communications Inc.	40,822	1,547,970	0.76
Other securities[a]		3,731,009	1.84

		11,895,305	5.87

68	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$151,325	0.07%

		151,325	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		236,590	0.12

		236,590	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	15,007	1,051,991	0.52
Other securities[a]		2,470,650	1.22

		3,522,641	1.74

TRUCKING & LEASING
Other securities[a]		34,894	0.02

		34,894	0.02

WATER
Other securities[a]		49,164	0.02

		49,164	0.02

TOTAL COMMON STOCKS (Cost: $176,977,462)		202,455,368	99.87

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[c]
Other securities[a]		12,120	0.01

		12,120	0.01

COMMERCIAL PAPER[c]
Other securities[a]		95,034	0.05

		95,034	0.05

MEDIUM-TERM NOTES[c]
Other securities[a]		6,922	0.00

		6,922	0.00

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	274,118	274,118	0.13

		274,118	0.13

Security	Value	% of Net Assets
REPURCHASE AGREEMENTS[c]
Fully collateralized repurchase agreements[f]	$124,327	0.06%

	124,327	0.06

TIME DEPOSITS[c]
Other securities[a]	31,719	0.02

	31,719	0.02

VARIABLE & FLOATING RATE NOTES[c]
Other securities[a]	192,434	0.09

	192,434	0.09

TOTAL SHORT-TERM INVESTMENTS (Cost: $736,674)	736,674	0.36

TOTAL INVESTMENTS IN SECURITIES (Cost: $177,714,136)	203,192,042	100.23

Other Assets, Less Liabilities	(461,828)	(0.23)

NET ASSETS	$202,730,214	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

Aggregated repurchase agreements dated 3/30/07 in the amount of $124,327 due 4/2/07 to 4/4/08, with a total maturity value of $124,491 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $135,810 with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	69

Schedule of Investments

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2007

Security	Shares	Value
PREFERRED STOCKS – 94.72%

AUTO MANUFACTURERS – 8.25%
Ford Motor Co. Capital
Trust II, 6.50%	57,760	$2,065,498

		2,065,498

BANKS – 24.40%
BAC Capital Trust II, 7.00%	33,710	853,537
BAC Capital Trust X, 6.25%	33,770	845,938
Banco Santander Central Hispano, 6.41%	16,140	410,924
Barclays Bank PLC, 6.63%[a]	18,000	477,900
National City Capital Trust II, 6.63%	30,100	755,811
Royal Bank of Scotland Group PLC ADR, 6.40%	34,110	878,674
USB Capital XI, 6.60%	28,730	730,891
Wells Fargo Capital IV, 7.00%	45,620	1,154,642

		6,108,317

CHEMICALS – 2.16%
Celanese Corp., 4.25%	13,130	540,299

		540,299

DIVERSIFIED FINANCIAL SERVICES – 39.37%
ABN AMRO Capital Funding Trust V, 5.90%	31,000	758,880
ABN AMRO Capital Funding Trust VII, 6.08%	40,000	1,006,400
Citigroup Capital IX, 6.00%	38,880	961,114
Citigroup Capital VIII, 6.95%	46,160	1,161,386
Countrywide Capital V, 7.00%	44,000	1,077,120
Deutsche Bank Capital Funding Trust VIII, 6.38%	26,050	674,695
JPMorgan Chase Capital XI, 5.88%	36,700	890,342
Merrill Lynch & Co. Inc., 6.01%	36,550	922,156
Merrill Lynch & Co. Inc., 6.38%	29,640	771,826
Morgan Stanley Capital Trust II, 7.25%	31,460	800,342
Morgan Stanley Capital Trust III, 6.25%	33,330	829,584

		9,853,845

Security	Shares	Value
INSURANCE – 7.44%
ACE Ltd., 7.80%	25,480	$654,581
Metlife Inc., 6.50%	46,000	1,206,120

		1,860,701

REAL ESTATE INVESTMENT TRUSTS – 8.98%
Public Storage Inc., Series I, 7.25%	23,980	619,164
Public Storage Inc., Series K, 7.25%	22,550	583,594
Simon Property Group LP, 6.00%	11,810	1,045,185

		2,247,943

SAVINGS & LOANS – 2.46%
Washington Mutual Inc., 6.06%	23,660	615,160

		615,160

TRANSPORTATION – 1.66%
Bristow Group Inc., 5.50%	8,250	416,378

		416,378

TOTAL PREFERRED STOCKS (Cost: $23,731,673)		23,708,141

SHORT-TERM INVESTMENTS – 4.99%

MONEY MARKET FUNDS – 4.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[a,b]	1,250,000	1,250,000

		1,250,000

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,250,000)		1,250,000

TOTAL INVESTMENTS IN SECURITIES – 99.71% (Cost: $24,981,673)		24,958,141

Other Assets, Less Liabilities – 0.29%		72,463

NET ASSETS – 100.00%		$25,030,604

ADR	– American Depositary Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

70	2007 iShares Annual Report to Shareholders

Summary Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

BIOTECHNOLOGY
Affymetrix Inc.[a]	477,595	$14,361,282	1.05%
Alexion Pharmaceuticals Inc.[a]	295,571	12,780,490	0.94
Amgen Inc.[a]	2,890,861	161,541,313	11.84
Biogen Idec Inc.[a]	1,024,093	45,449,247	3.33
Celgene Corp.[a]	1,308,160	68,626,074	5.03
Digene Corp.[a]	269,715	11,438,613	0.84
Exelixis Inc.[a]	1,004,915	9,988,855	0.73
Genzyme Corp.[a]	723,385	43,417,568	3.18
Illumina Inc.[a]	432,156	12,662,171	0.93
InterMune Inc.[a,b]	412,126	10,163,027	0.75
Invitrogen Corp.[a]	165,846	10,556,098	0.77
MedImmune Inc.[a]	701,435	25,525,220	1.87
Millennium Pharmaceuticals Inc.[a]	983,919	11,177,320	0.82
Myriad Genetics Inc.[a]	300,879	10,368,290	0.76
Nektar Therapeutics[a,b]	889,044	11,610,915	0.85
PDL BioPharma Inc.[a,b]	693,996	15,059,713	1.10
Qiagen NVa,b	714,615	12,277,086	0.90
Regeneron Pharmaceuticals Inc.[a]	730,957	15,803,290	1.16
Vertex Pharmaceuticals Inc.[a,b]	947,993	26,581,724	1.95
Other securities[c]		126,924,353	9.30

		656,312,649	48.10

COMMERCIAL SERVICES
Other securities[c]		3,211,592	0.24

		3,211,592	0.24

HEALTH CARE - PRODUCTS
Biosite Inc.[a]	135,947	11,415,470	0.84
Gen-Probe Inc.[a]	290,413	13,672,644	1.00
TECHNE Corp.[a]	210,376	12,012,470	0.88
Other securities[c]		10,637,345	0.78

		47,737,929	3.50

PHARMACEUTICALS
Abraxis BioScience Inc.[a]	686,142	18,326,853	1.34
Adams Respiratory Therapeutics Inc.[a,b]	264,553	8,896,917	0.65

Security	Shares	Value	% of Net Assets
Alkermes Inc.[a]	692,058	$10,685,376	0.78%
Amylin Pharmaceuticals Inc.[a,b]	486,842	18,188,417	1.33
Axcan Pharma Inc.[a]	586,685	9,686,169	0.71
BioMarin Pharmaceutical Inc.[a]	880,539	15,198,103	1.11
Cephalon Inc.[a]	238,164	16,959,658	1.24
Cubist Pharmaceuticals Inc.[a]	505,660	11,159,916	0.82
Dendreon Corp.[a,b]	657,017	8,495,230	0.62
Endo Pharmaceuticals Holdings Inc.[a]	520,887	15,314,078	1.12
Gilead Sciences Inc.[a]	1,259,976	96,388,164	7.06
ImClone Systems Inc.[a]	303,684	12,381,197	0.91
Ligand Pharmaceuticals Inc. Class Ba	894,853	9,020,118	0.66
MannKind Corp.[a,b]	648,801	9,277,854	0.68
Medarex Inc.[a]	1,354,375	17,525,612	1.28
MGI Pharma Inc.[a]	520,581	11,697,455	0.86
New River Pharmaceuticals Inc.[a]	323,522	20,585,705	1.51
Onyx Pharmaceuticals Inc.[a,b]	472,526	11,737,546	0.86
OSI Pharmaceuticals Inc.[a,b]	408,110	13,467,630	0.99
Perrigo Co.	728,193	12,859,888	0.94
Sepracor Inc.[a]	419,665	19,568,979	1.43
Shire PLC ADR	393,994	24,388,229	1.79
Tanox Inc.[a]	473,501	8,882,879	0.65
Teva Pharmaceutical Industries Ltd. SP ADR	1,632,789	61,115,292	4.48
United Therapeutics Inc.[a]	194,114	10,439,451	0.76
ViroPharma Inc.[a]	530,731	7,615,990	0.56
Zymogenetics Inc.[a]	635,289	9,885,097	0.72
Other securities[c]		167,126,584	12.28

		656,874,387	48.14

TOTAL COMMON STOCKS (Cost: $1,766,529,714)		1,364,136,557	99.98

SUMMARY SCHEDULES OF INVESTMENTS	71

Summary Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2007

Security	Shares or Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[c]		$3,781,730	0.28%

		3,781,730	0.28

COMMERCIAL PAPER[d]
Other securities[c]		29,650,130	2.17

		29,650,130	2.17

MEDIUM-TERM NOTES[d]
Other securities[c]		2,159,787	0.16

		2,159,787	0.16

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	1,442,514	1,442,514	0.11

		1,442,514	0.11

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	38,793,038	38,793,038	2.84

		38,793,038	2.84

TIME DEPOSITS[d]
Other securities[c]		9,896,827	0.72

		9,896,827	0.72

VARIABLE & FLOATING RATE NOTES[d]
Other securities[c]		60,046,290	4.40

		60,046,290	4.40

TOTAL SHORT-TERM INVESTMENTS (Cost: $145,770,316)		145,770,316	10.68

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,912,300,030)		1,509,906,873	110.66

Other Assets, Less Liabilities		(145,483,060)	(10.66)

NET ASSETS		$1,364,423,813	100.00%

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $38,793,038 due 4/2/07 to 4/4/08, with a total maturity value of $38,844,749 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $42,375,570 with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

72	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2007

	iShares S&P
	100 Index Fund	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,428,876,394	$17,025,319,672	$4,175,270,302	$3,928,476,812
Affiliated issuers (Note 2)	3,209,615	37,107,425	10,875,021	7,464,957

Total cost of investments	$3,432,086,009	$17,062,427,097	$4,186,145,323	$3,935,941,769

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,457,042,430	$18,741,754,651	$4,482,628,367	$4,504,421,832
Affiliated issuers (Note 2)	3,209,615	37,107,425	10,875,021	7,464,957

Total value of investments	3,460,252,045	18,778,862,076	4,493,503,388	4,511,886,789
Receivables:
Investment securities sold	3,457,044	4,836,396	18,658,654	16,359,859
Dividends and interest	4,596,592	22,807,020	3,696,915	7,113,992
Capital shares sold	96,083	86,747	33,107	–

Total Assets	3,468,401,764	18,806,592,239	4,515,892,064	4,535,360,640

LIABILITIES
Payables:
Investment securities purchased	2,816,915	44,221,233	27,155,540	28,307,097
Collateral for securities on loan (Note 5)	6,548,900	138,359,930	–	7,290,685
Capital shares redeemed	564,140	1,039,759	–	–
Short positions, at value (Proceeds: $17,322, $3,979,819, $18,658,654, $–, respectively) (Note 1)	17,326	3,980,779	18,635,683	–
Investment advisory fees (Note 2)	562,566	1,489,488	667,615	686,794

Total Liabilities	10,509,847	189,091,189	46,458,838	36,284,576

NET ASSETS	$3,457,891,917	$18,617,501,050	$4,469,433,226	$4,499,076,064

Net assets consist of:
Paid-in capital	$3,461,252,688	$17,469,377,251	$4,278,906,289	$4,022,645,898
Undistributed net investment income	503,081	181,104	2,185	50,987
Accumulated net realized loss	(32,029,884)	(568,491,324)	(116,856,284)	(99,565,841)
Net unrealized appreciation	28,166,032	1,716,434,019	307,381,036	575,945,020

NET ASSETS	$3,457,891,917	$18,617,501,050	$4,469,433,226	$4,499,076,064

Shares outstanding[b]	53,150,000	130,950,000	69,150,000	58,050,000

Net asset value per share	$65.06	$142.17	$64.63	$77.50

[a]	Securities on loan with market values of $6,427,640, $135,024,256, $– and $7,115,634, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2007

	iShares S&P
	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund	SmallCap 600 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,075,158,487	$1,784,992,000	$2,500,992,706	$5,155,079,274
Affiliated issuers (Note 2)	2,265,234	1,491,906	3,057,629	5,753,578

Total cost of investments	$4,077,423,721	$1,786,483,906	$2,504,050,335	$5,160,832,852

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,798,914,977	$1,930,283,292	$2,849,651,445	$5,117,055,924
Affiliated issuers (Note 2)	2,265,234	1,491,906	3,057,629	5,753,578

Total value of investments	4,801,180,211	1,931,775,198	2,852,709,074	5,122,809,502
Receivables:
Investment securities sold	23,597,485	25,891,148	14,263,936	37,814,706
Dividends and interest	2,879,040	593,525	2,605,989	3,944,343
Capital shares sold	90,198	–	–	–

Total Assets	4,827,746,934	1,958,259,871	2,869,578,999	5,164,568,551

LIABILITIES
Payables:
Investment securities purchased	24,773,165	26,948,861	16,884,609	43,315,086
Collateral for securities on loan (Note 5)	180,439,816	66,178,234	106,807,777	374,244,114
Capital shares redeemed	1,670,506	–	–	–
Investment advisory fees (Note 2)	767,620	392,747	578,195	779,756

Total Liabilities	207,651,107	93,519,842	124,270,581	418,338,956

NET ASSETS	$4,620,095,827	$1,864,740,029	$2,745,308,418	$4,746,229,595

Net assets consist of:
Paid-in capital	$3,986,214,155	$1,785,996,002	$2,474,922,627	$4,853,627,827
Undistributed net investment income	571,207	108,838	324,217	131,626
Accumulated net realized loss	(90,446,025)	(66,656,103)	(78,597,165)	(69,506,508)
Net unrealized appreciation (depreciation)	723,756,490	145,291,292	348,658,739	(38,023,350)

NET ASSETS	$4,620,095,827	$1,864,740,029	$2,745,308,418	$4,746,229,595

Shares outstanding[b]	54,700,000	22,200,000	32,950,000	69,850,000

Net asset value per share	$84.46	$84.00	$83.32	$67.95

[a]	Securities on loan with market values of $176,316,841, $64,654,783, $104,106,141 and $362,735,770, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

74	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2007

	iShares S&P
	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund	U.S. Preferred Stock Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,365,846,012	$1,914,364,597	$177,440,018	$23,256,113
Affiliated issuers (Note 2)	499,434	1,950,418	274,118	1,725,560

Total cost of investments	$1,366,345,446	$1,916,315,015	$177,714,136	$24,981,673

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,548,842,566	$2,090,289,847	$202,917,924	$23,230,241
Affiliated issuers (Note 2)	499,434	1,950,418	274,118	1,727,900

Total value of investments	1,549,342,000	2,092,240,265	203,192,042	24,958,141
Receivables:
Investment securities sold	6,636,186	20,738,077	3,843	–
Due from custodian	–	–	–	177,317
Dividends and interest	538,161	2,575,614	229,589	74,107
Capital shares sold	–	43,454	–	–

Total Assets	1,556,516,347	2,115,597,410	203,425,474	25,209,565

LIABILITIES
Payables:
Investment securities purchased	7,019,818	22,352,070	198,790	177,317
Collateral for securities on loan (Note 5)	120,710,235	85,131,056	462,556	–
Investment advisory fees (Note 2)	290,442	422,907	33,914	1,644

Total Liabilities	128,020,495	107,906,033	695,260	178,961

NET ASSETS	$1,428,495,852	$2,007,691,377	$202,730,214	$25,030,604

Net assets consist of:
Paid-in capital	$1,272,088,439	$1,889,011,396	$177,964,213	$24,981,673
Undistributed net investment income	92,192	290,357	4,532	72,463
Accumulated net realized loss	(26,681,333)	(57,535,626)	(716,437)	–
Net unrealized appreciation (depreciation)	182,996,554	175,925,250	25,477,906	(23,532)

NET ASSETS	$1,428,495,852	$2,007,691,377	$202,730,214	$25,030,604

Shares outstanding[b]	10,700,000	26,150,000	1,600,000	500,000

Net asset value per share	$133.50	$76.78	$126.71	$50.06

[a]	Securities on loan with market values of $116,559,828, $82,298,807, $448,309 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2007

iShares Nasdaq
Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,910,857,516
Affiliated issuers (Note 2)	1,442,514

Total cost of investments	$1,912,300,030

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,508,464,359
Affiliated issuers (Note 2)	1,442,514

Total value of investments	1,509,906,873
Receivables:
Investment securities sold	47,289
Dividends and interest	235,698
Capital shares sold	1,380,650

Total Assets	1,511,570,510

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	144,327,802
Capital shares redeemed	2,241,559
Investment advisory fees (Note 2)	577,336

Total Liabilities	147,146,697

NET ASSETS	$1,364,423,813

Net assets consist of:
Paid-in capital	$1,907,942,259
Accumulated net realized loss	(141,125,289)
Net unrealized depreciation	(402,393,157)

NET ASSETS	$1,364,423,813

Shares outstanding[b]	18,000,000

Net asset value per share	$75.80

[a]	Securities on loan with market values of $144,283,523. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

76	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2007

	iShares S&P
	100 Index Fund	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$52,171,797	$341,514,350	$58,536,973	$90,564,694
Interest from affiliated issuers (Note 2)	165,048	1,078,256	200,200	239,182
Securities lending income	57,957	288,163	747	84,090

Total investment income	52,394,802	342,880,769	58,737,920	90,887,966

EXPENSES
Investment advisory fees (Note 2)	4,703,033	16,590,240	6,916,480	6,922,627

Total expenses	4,703,033	16,590,240	6,916,480	6,922,627

Net investment income	47,691,769	326,290,529	51,821,440	83,965,339

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(25,351,701)	(79,403,358)	16,083,687	(27,112,937)
In-kind redemptions	225,150,284	1,149,248,559	97,526,093	195,986,900

Net realized gain	199,798,583	1,069,845,201	113,609,780	168,873,963

Net change in unrealized appreciation (depreciation) on:
Investments	67,691,821	553,313,361	139,533,057	311,292,540
Short positions (Note 1)	(4)	(960)	26,118	–

Net change in unrealized appreciation (depreciation)	67,691,817	553,312,401	139,559,175	311,292,540

Net realized and unrealized gain	267,490,400	1,623,157,602	253,168,955	480,166,503

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$315,182,169	$1,949,448,131	$304,990,395	$564,131,842

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2007

	iShares S&P
	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund	SmallCap 600 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$65,572,061	$19,293,791	$52,572,634	$43,237,836
Interest from affiliated issuers (Note 2)	188,792	84,363	150,316	169,107
Securities lending income	357,685	204,997	172,844	1,968,552

Total investment income	66,118,538	19,583,151	52,895,794	45,375,495

EXPENSES
Investment advisory fees (Note 2)	8,065,455	4,468,665	6,390,449	9,426,090

Total expenses	8,065,455	4,468,665	6,390,449	9,426,090

Net investment income	58,053,083	15,114,486	46,505,345	35,949,405

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(50,475,588)	(3,932,943)	(17,072,510)	(56,494,744)
In-kind redemptions	302,742,863	133,009,972	162,698,540	508,171,247

Net realized gain	252,267,275	129,077,029	145,626,030	451,676,503

Net change in unrealized appreciation (depreciation)	24,175,383	(62,460,547)	62,304,368	(262,469,953)

Net realized and unrealized gain	276,442,658	66,616,482	207,930,398	189,206,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$334,495,741	$81,730,968	$254,435,743	$225,155,955

[a]	Net of foreign withholding tax of $–, $–, $– and $14,840, respectively.

See notes to financial statements.

78	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2007

	iShares S&P
	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund	U.S. Preferred Stock Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$6,026,397	$25,618,748	$3,146,040	$73,561
Interest from affiliated issuers (Note 2)	49,492	79,132	11,030	546
Securities lending income	582,716	668,865	3,539	–

Total investment income	6,658,605	26,366,745	3,160,609	74,107

EXPENSES
Investment advisory fees (Note 2)	3,338,921	4,759,007	336,025	1,644

Total expenses	3,338,921	4,759,007	336,025	1,644

Net investment income	3,319,684	21,607,738	2,824,584	72,463

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	23,573,056	(17,408,031)	(112,092)	–
In-kind redemptions	104,995,463	190,679,055	1,723,827	–

Net realized gain	128,568,519	173,271,024	1,611,735	–

Net change in unrealized appreciation (depreciation)	(102,633,775)	(74,572,211)	13,625,276	(23,532)

Net realized and unrealized gain (loss)	25,934,744	98,698,813	15,237,011	(23,532)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,254,428	$120,306,551	$18,061,595	$48,931

[a]	For the period from March 26, 2007 (commencement of operations) to March 31, 2007.
[b]	Net of foreign withholding tax of $–, $14,757, $31 and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2007

iShares Nasdaq
Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$937,945
Interest from affiliated issuers (Note 2)	47,083
Securities lending income	2,363,526

Total investment income	3,348,554

EXPENSES
Investment advisory fees (Note 2)	7,783,648

Total expenses	7,783,648

Net investment loss	(4,435,094)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(73,865,169)
In-kind redemptions	141,527,638

Net realized gain	67,662,469

Net change in unrealized appreciation (depreciation)	(217,078,883)

Net realized and unrealized loss	(149,416,414)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(153,851,508)

[a]	Net of foreign withholding tax of $104,164.

See notes to financial statements.

80	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P 500 Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$47,691,769	$14,736,535	$326,290,529	$247,091,092
Net realized gain	199,798,583	42,290,340	1,069,845,201	415,741,520
Net change in unrealized appreciation (depreciation)	67,691,817	1,727,855	553,312,401	861,698,106

Net increase in net assets resulting from operations	315,182,169	58,754,730	1,949,448,131	1,524,530,718

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,284,172)	(13,297,391)	(324,889,572)	(219,005,316)
Return of capital	–	–	–	(3,246,382)

Total distributions to shareholders	(47,284,172)	(13,297,391)	(324,889,572)	(222,251,698)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,385,973,332	1,348,713,203	4,837,232,258	5,414,680,403
Cost of shares redeemed	(2,076,305,390)	(1,309,261,343)	(4,509,703,774)	(2,565,371,009)

Net increase in net assets from capital share transactions	2,309,667,942	39,451,860	327,528,484	2,849,309,394

INCREASE IN NET ASSETS	2,577,565,939	84,909,199	1,952,087,043	4,151,588,414

NET ASSETS
Beginning of year	880,325,978	795,416,779	16,665,414,007	12,513,825,593

End of year	$3,457,891,917	$880,325,978	$18,617,501,050	$16,665,414,007

Undistributed net investment income included in net assets at end of year	$503,081	$134,290	$181,104	$508,737

SHARES ISSUED AND REDEEMED
Shares sold	70,550,000	23,750,000	36,200,000	43,250,000
Shares redeemed	(32,400,000)	(22,950,000)	(33,850,000)	(20,800,000)

Net increase in shares outstanding	38,150,000	800,000	2,350,000	22,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Growth Index Fund		iShares S&P 500 Value Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$51,821,440	$38,107,828	$83,965,339	$62,909,357
Net realized gain	113,609,780	221,929,253	168,873,963	226,115,524
Net change in unrealized appreciation (depreciation)	139,559,175	(16,385,373)	311,292,540	122,405,877

Net increase in net assets resulting from operations	304,990,395	243,651,708	564,131,842	411,430,758

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(51,878,684)	(34,681,370)	(83,910,417)	(55,243,139)

Total distributions to shareholders	(51,878,684)	(34,681,370)	(83,910,417)	(55,243,139)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,323,154,587	1,213,613,295	1,768,793,257	419,020,270
Cost of shares redeemed	(521,117,611)	(349,399,988)	(838,662,278)	(390,969,923)

Net increase in net assets from capital share transactions	802,036,976	864,213,307	930,130,979	28,050,347

INCREASE IN NET ASSETS	1,055,148,687	1,073,183,645	1,410,352,404	384,237,966

NET ASSETS
Beginning of year	3,414,284,539	2,341,100,894	3,088,723,660	2,704,485,694

End of year	$4,469,433,226	$3,414,284,539	$4,499,076,064	$3,088,723,660

Undistributed net investment income included in net assets at end of year	$2,185	$232,509	$50,987	$440,643

SHARES ISSUED AND REDEEMED
Shares sold	21,250,000	20,800,000	24,100,000	6,600,000
Shares redeemed	(8,350,000)	(5,950,000)	(11,100,000)	(5,950,000)

Net increase in shares outstanding	12,900,000	14,850,000	13,000,000	650,000

See notes to financial statements.

82	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Index Fund		iShares S&P MidCap 400 Growth Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006[a]	Year ended March 31, 2007	Year ended March 31, 2006[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$58,053,083	$36,131,403	$15,114,486	$9,045,772
Net realized gain	252,267,275	245,966,529	129,077,029	243,470,802
Net change in unrealized appreciation (depreciation)	24,175,383	327,843,799	(62,460,547)	47,133,078

Net increase in net assets resulting from operations	334,495,741	609,941,731	81,730,968	299,649,652

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,846,900)	(35,697,786)	(14,960,480)	(7,797,749)
Return of capital	(4,192,721)	–	–	–

Total distributions to shareholders	(60,039,621)	(35,697,786)	(14,960,480)	(7,797,749)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,281,211,914	1,345,004,869	384,426,744	991,516,190
Cost of shares redeemed	(816,780,102)	(454,378,610)	(576,476,401)	(405,610,371)

Net increase (decrease) in net assets from capital share transactions	464,431,812	890,626,259	(192,049,657)	585,905,819

INCREASE (DECREASE) IN NET ASSETS	738,887,932	1,464,870,204	(125,279,169)	877,757,722

NET ASSETS
Beginning of year	3,881,207,895	2,416,337,691	1,990,019,198	1,112,261,476

End of year	$4,620,095,827	$3,881,207,895	$1,864,740,029	$1,990,019,198

Undistributed net investment income included in net assets at end of year	$571,207	$801,537	$108,838	$53,562

SHARES ISSUED AND REDEEMED
Shares sold	16,050,000	18,650,000	4,900,000	13,650,000
Shares redeemed	(10,350,000)	(6,350,000)	(7,450,000)	(5,500,000)

Net increase (decrease) in shares outstanding	5,700,000	12,300,000	(2,550,000)	8,150,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Value Index Fund		iShares S&P SmallCap 600 Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006[a]	Year ended March 31, 2007	Year ended March 31, 2006[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,505,345	$38,073,517	$35,949,405	$36,286,471
Net realized gain	145,626,030	342,551,153	451,676,503	736,683,609
Net change in unrealized appreciation (depreciation)	62,304,368	70,281,059	(262,469,953)	111,770,820

Net increase in net assets resulting from operations	254,435,743	450,905,729	225,155,955	884,740,900

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,607,828)	(38,413,519)	(36,928,267)	(30,079,551)
Return of capital	(5,524,508)	(1,868,212)	–	(1,240,629)

Total distributions to shareholders	(49,132,336)	(40,281,731)	(36,928,267)	(31,320,180)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	686,455,236	885,145,670	2,818,122,597	4,472,321,996
Cost of shares redeemed	(783,828,976)	(511,381,223)	(3,226,714,460)	(3,604,613,589)

Net increase (decrease) in net assets from capital share transactions	(97,373,740)	373,764,447	(408,591,863)	867,708,407

INCREASE (DECREASE) IN NET ASSETS	107,929,667	784,388,445	(220,364,175)	1,721,129,127

NET ASSETS
Beginning of year	2,637,378,751	1,852,990,306	4,966,593,770	3,245,464,643

End of year	$2,745,308,418	$2,637,378,751	$4,746,229,595	$4,966,593,770

Undistributed net investment income included in net assets at end of year	$324,217	$459,134	$131,626	$652,312

SHARES ISSUED AND REDEEMED
Shares sold	8,700,000	12,750,000	43,700,000	77,000,000
Shares redeemed	(10,150,000)	(7,450,000)	(50,050,000)	(62,000,000)

Net increase (decrease) in shares outstanding	(1,450,000)	5,300,000	(6,350,000)	15,000,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[b]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005.

See notes to financial statements.

84	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Growth Index Fund		iShares S&P SmallCap 600 Value Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,319,684	$6,288,838	$21,607,738	$19,675,536
Net realized gain	128,568,519	159,759,679	173,271,024	223,541,917
Net change in unrealized appreciation (depreciation)	(102,633,775)	94,653,357	(74,572,211)	108,264,048

Net increase in net assets resulting from operations	29,254,428	260,701,874	120,306,551	351,481,501

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,353,104)	(5,447,837)	(22,538,795)	(15,389,359)
Return of capital	–	–	–	(1,382,214)

Total distributions to shareholders	(3,353,104)	(5,447,837)	(22,538,795)	(16,771,573)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	290,294,559	368,472,409	760,237,616	281,616,101
Cost of shares redeemed	(364,018,473)	(137,951,614)	(711,841,672)	(327,203,726)

Net increase (decrease) in net assets from capital share transactions	(73,723,914)	230,520,795	48,395,944	(45,587,625)

INCREASE (DECREASE) IN NET ASSETS	(47,822,590)	485,774,832	146,163,700	289,122,303

NET ASSETS
Beginning of year	1,476,318,442	990,543,610	1,861,527,677	1,572,405,374

End of year	$1,428,495,852	$1,476,318,442	$2,007,691,377	$1,861,527,677

Undistributed net investment income included in net assets at end of year	$92,192	$238,500	$290,357	$740,495

SHARES ISSUED AND REDEEMED
Shares sold	2,250,000	3,200,000	10,350,000	4,300,000
Shares redeemed	(2,950,000)	(1,200,000)	(9,750,000)	(5,250,000)

Net increase (decrease) in shares outstanding	(700,000)	2,000,000	600,000	(950,000)

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 1500 Index Fund		iShares S&P U.S. Preferred Stock Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Period from March 26, 2007[a] to March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,824,584	$1,943,569	$72,463
Net realized gain	1,611,735	1,870,311	–
Net change in unrealized appreciation (depreciation)	13,625,276	10,667,988	(23,532)

Net increase in net assets resulting from operations	18,061,595	14,481,868	48,931

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,820,586)	(1,782,997)	–
Return of capital	–	(6,980)	–

Total distributions to shareholders	(2,820,586)	(1,789,977)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,349,404	58,854,311	24,981,673
Cost of shares redeemed	(6,202,537)	(11,118,815)	–

Net increase in net assets from capital share transactions	54,146,867	47,735,496	24,981,673

INCREASE IN NET ASSETS	69,387,876	60,427,387	25,030,604

NET ASSETS
Beginning of period	133,342,338	72,914,951	–

End of period	$202,730,214	$133,342,338	$25,030,604

Undistributed net investment income included in net assets at end of period	$4,532	$5,471	$72,463

SHARES ISSUED AND REDEEMED
Shares sold	500,000	550,000	500,000
Shares redeemed	(50,000)	(100,000)	–

Net increase in shares outstanding	450,000	450,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

86	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Nasdaq Biotechnology Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(4,435,094)	$(5,717,915)
Net realized gain	67,662,469	303,817,375
Net change in unrealized appreciation (depreciation)	(217,078,883)	92,898,640

Net increase (decrease) in net assets resulting from operations	(153,851,508)	390,998,100

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,753,648,976	3,155,563,288
Cost of shares redeemed	(4,267,397,639)	(2,593,740,287)

Net increase (decrease) in net assets from capital share transactions	(513,748,663)	561,823,001

INCREASE (DECREASE) IN NET ASSETS	(667,600,171)	952,821,101

NET ASSETS
Beginning of year	2,032,023,984	1,079,202,883

End of year	$1,364,423,813	$2,032,023,984

SHARES ISSUED AND REDEEMED
Shares sold	49,550,000	41,800,000
Shares redeemed	(56,250,000)	(34,000,000)

Net increase (decrease) in shares outstanding	(6,700,000)	7,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	87

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$58.69	$56.02	$55.24	$43.05	$57.85

Income from investment operations:
Net investment income	1.28 [a]	1.12	1.20	0.89	0.66
Net realized and unrealized gain (loss)[b]	6.20	2.57	0.89	12.21	(14.79)

Total from investment operations	7.48	3.69	2.09	13.10	(14.13)

Less distributions from:
Net investment income	(1.11)	(1.02)	(1.31)	(0.91)	(0.67)

Total distributions	(1.11)	(1.02)	(1.31)	(0.91)	(0.67)

Net asset value, end of year	$65.06	$58.69	$56.02	$55.24	$43.05

Total return	12.82%	6.65%	3.81%	30.55%	(24.49)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,457,892	$880,326	$795,417	$392,221	$299,211
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.03%	1.96%	2.41%	1.68%	1.63%
Portfolio turnover rate[c]	12%	12%	6%	5%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$129.59	$117.89	$112.92	$85.04	$115.00

Income from investment operations:
Net investment income	2.51 [a]	2.16	2.20	1.66	1.53
Net realized and unrealized gain (loss)[b]	12.57	11.46	5.23	27.91	(29.97)

Total from investment operations	15.08	13.62	7.43	29.57	(28.44)

Less distributions from:
Net investment income	(2.50)	(1.89)	(2.46)	(1.69)	(1.52)
Return of capital	–	(0.03)	–	–	–

Total distributions	(2.50)	(1.92)	(2.46)	(1.69)	(1.52)

Net asset value, end of year	$142.17	$129.59	$117.89	$112.92	$85.04

Total return	11.75%	11.62%	6.63%	34.93%	(24.80)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$18,617,501	$16,665,414	$12,513,826	$8,491,679	$4,681,323
Ratio of expenses to average net assets	0.09%	0.10%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets	1.86%	1.78%	2.02%	1.66%	1.67%
Portfolio turnover rate[c]	5%	7%	6%	3%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$60.70	$56.55	$55.47	$44.38	$58.82

Income from investment operations:
Net investment income	0.84 [a]	0.74	1.01	0.61	0.51
Net realized and unrealized gain (loss)[b]	3.90	4.07	1.17	11.10	(14.44)

Total from investment operations	4.74	4.81	2.18	11.71	(13.93)

Less distributions from:
Net investment income	(0.81)	(0.66)	(1.10)	(0.62)	(0.51)

Total distributions	(0.81)	(0.66)	(1.10)	(0.62)	(0.51)

Net asset value, end of year	$64.63	$60.70	$56.55	$55.47	$44.38

Total return	7.86%	8.54%	3.95%	26.46%	(23.72)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,469,433	$3,414,285	$2,341,101	$1,469,921	$705,581
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.35%	1.28%	1.93%	1.22%	1.19%
Portfolio turnover rate[c]	23%	12%	22%	14%	17%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$68.56	$60.91	$57.02	$40.36	$55.81

Income from investment operations:
Net investment income	1.60 [a]	1.36	1.11	0.91	0.85
Net realized and unrealized gain (loss)[b]	8.88	7.48	4.04	16.68	(15.46)

Total from investment operations	10.48	8.84	5.15	17.59	(14.61)

Less distributions from:
Net investment income	(1.54)	(1.19)	(1.26)	(0.93)	(0.84)

Total distributions	(1.54)	(1.19)	(1.26)	(0.93)	(0.84)

Net asset value, end of year	$77.50	$68.56	$60.91	$57.02	$40.36

Total return	15.43%	14.63%	9.10%	43.80%	(26.29)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,499,076	$3,088,724	$2,704,486	$1,898,846	$670,039
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.18%	2.12%	1.95%	1.91%	2.01%
Portfolio turnover rate[c]	20%	7%	5%	5%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]

Net asset value, beginning of year	$79.21	$65.84	$60.37	$40.97	$54.07

Income from investment operations:
Net investment income	1.13 [b]	0.81	0.71	0.53	0.38
Net realized and unrealized gain (loss)[c]	5.27	13.37	5.44	19.40	(13.11)

Total from investment operations	6.40	14.18	6.15	19.93	(12.73)

Less distributions from:
Net investment income	(1.07)	(0.81)	(0.68)	(0.53)	(0.37)
Return of capital	(0.08)	–	–	–	–

Total distributions	(1.15)	(0.81)	(0.68)	(0.53)	(0.37)

Net asset value, end of year	$84.46	$79.21	$65.84	$60.37	$40.97

Total return	8.19%	21.64%	10.24%	48.81%	(23.59)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,620,096	$3,881,208	$2,416,338	$1,636,020	$1,155,250
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.44%	1.19%	1.21%	1.02%	0.98%
Portfolio turnover rate[d]	12%	9%	10%	11%	12%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]

Net asset value, beginning of year	$80.40	$67.01	$62.02	$44.22	$58.69

Income from investment operations:
Net investment income	0.66 [b]	0.44	0.33	0.24	0.14
Net realized and unrealized gain (loss)[c]	3.61	13.32	5.03	17.80	(14.48)

Total from investment operations	4.27	13.76	5.36	18.04	(14.34)

Less distributions from:
Net investment income	(0.67)	(0.37)	(0.37)	(0.24)	(0.13)

Total distributions	(0.67)	(0.37)	(0.37)	(0.24)	(0.13)

Net asset value, end of year	$84.00	$80.40	$67.01	$62.02	$44.22

Total return	5.34%	20.58%	8.67%	40.86%	(24.45)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,864,740	$1,990,019	$1,112,261	$669,822	$309,516
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.85%	0.60%	0.56%	0.45%	0.31%
Portfolio turnover rate[d]	36%	24%	34%	37%	58%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]

Net asset value, beginning of year	$76.67	$63.68	$57.85	$37.45	$49.42

Income from investment operations:
Net investment income	1.41 [b]	1.11	0.99	0.70	0.59
Net realized and unrealized gain (loss)[c]	6.73	13.07	5.71	20.40	(11.98)

Total from investment operations	8.14	14.18	6.70	21.10	(11.39)

Less distributions from:
Net investment income	(1.32)	(1.13)	(0.87)	(0.70)	(0.58)
Return of capital	(0.17)	(0.06)	–	–	–

Total distributions	(1.49)	(1.19)	(0.87)	(0.70)	(0.58)

Net asset value, end of year	$83.32	$76.67	$63.68	$57.85	$37.45

Total return	10.78%	22.43%	11.64%	56.59%	(23.13)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,745,308	$2,637,379	$1,852,990	$1,133,907	$546,783
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.82%	1.68%	1.78%	1.47%	1.50%
Portfolio turnover rate[d]	20%	21%	10%	11%	11%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]

Net asset value, beginning of year	$65.18	$53.03	$47.42	$30.56	$40.98

Income from investment operations:
Net investment income	0.49 [b]	0.53	0.45	0.29	0.23
Net realized and unrealized gain (loss)[c]	2.78	12.07	5.65	16.87	(10.42)

Total from investment operations	3.27	12.60	6.10	17.16	(10.19)

Less distributions from:
Net investment income	(0.50)	(0.43)	(0.49)	(0.29)	(0.23)
Return of capital	–	(0.02)	–	(0.01)	–

Total distributions	(0.50)	(0.45)	(0.49)	(0.30)	(0.23)

Net asset value, end of year	$67.95	$65.18	$53.03	$47.42	$30.56

Total return	5.07%	23.86%	12.91%	56.27%	(24.91)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,746,230	$4,966,594	$3,245,465	$2,226,535	$1,022,296
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	0.76%	0.93%	0.95%	0.73%	0.70%
Portfolio turnover rate[d]	16%	16%	14%	11%	17%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$129.50	$105.38	$93.62	$62.55	$79.78

Income from investment operations:
Net investment income	0.31 [a]	0.62	0.43	0.31	0.19
Net realized and unrealized gain (loss)[b]	4.02	24.04	11.78	31.08	(17.25)

Total from investment operations	4.33	24.66	12.21	31.39	(17.06)

Less distributions from:
Net investment income	(0.33)	(0.54)	(0.45)	(0.32)	(0.17)

Total distributions	(0.33)	(0.54)	(0.45)	(0.32)	(0.17)

Net asset value, end of year	$133.50	$129.50	$105.38	$93.62	$62.55

Total return	3.36%	23.47%	13.07%	50.24%	(21.39)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,428,496	$1,476,318	$990,544	$688,137	$312,772
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.25%	0.53%	0.45%	0.39%	0.34%
Portfolio turnover rate[c]	32%	30%	45%	37%	57%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

96	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]

Net asset value, beginning of year	$72.86	$59.34	$53.44	$33.31	$47.18

Income from investment operations:
Net investment income	0.82 [b]	0.77	0.71	0.42	0.36
Net realized and unrealized gain (loss)[c]	3.96	13.41	5.97	20.14	(13.88)

Total from investment operations	4.78	14.18	6.68	20.56	(13.52)

Less distributions from:
Net investment income	(0.86)	(0.61)	(0.78)	(0.41)	(0.35)
Return of capital	–	(0.05)	–	(0.02)	–

Total distributions	(0.86)	(0.66)	(0.78)	(0.43)	(0.35)

Net asset value, end of year	$76.78	$72.86	$59.34	$53.44	$33.31

Total return	6.64%	24.00%	12.55%	61.91%	(28.75)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,007,691	$1,861,528	$1,572,405	$1,020,634	$482,948
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.14%	1.20%	1.36%	0.95%	0.99%
Portfolio turnover rate[d]	28%	16%	13%	12%	14%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Period from Jan. 20, 2004[a] to Mar. 31, 2004

Net asset value, beginning of period	$115.95	$104.16	$99.19	$100.03

Income from investment operations:
Net investment income	2.02 [b]	1.73	1.78	0.29
Net realized and unrealized gain (loss)[c]	10.68	11.58	5.18	(0.86)

Total from investment operations	12.70	13.31	6.96	(0.57)

Less distributions from:
Net investment income	(1.94)	(1.51)	(1.99)	(0.27)
Return of capital	–	(0.01)	–	–

Total distributions	(1.94)	(1.52)	(1.99)	(0.27)

Net asset value, end of period	$126.71	$115.95	$104.16	$99.19

Total return	11.02%	12.84%	7.08%	(0.57)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$202,730	$133,342	$72,915	$59,516
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.68%	1.61%	1.73%	1.52%
Portfolio turnover rate[f]	4%	6%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P U.S. Preferred Stock Index Fund
Period from Mar. 26, 2007[a] to Mar. 31, 2007

Net asset value, beginning of period	$49.96

Income from investment operations:
Net investment income[b]	0.14
Net realized and unrealized loss[c]	(0.04)

Total from investment operations	0.10

Net asset value, end of period	$50.06

Total return	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,031
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	21.16%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$82.27	$63.86	$77.39	$51.09	$77.28

Income from investment operations:
Net investment loss	(0.21)[a]	(0.23)	(0.29)	(0.23)	(0.17)
Net realized and unrealized gain (loss)[b]	(6.26)	18.64	(13.24)	26.53	(26.02)

Total from investment operations	(6.47)	18.41	(13.53)	26.30	(26.19)

Net asset value, end of year	$75.80	$82.27	$63.86	$77.39	$51.09

Total return	(7.87)%	28.83%	(17.48)%	51.48%	(33.89)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,364,424	$2,032,024	$1,079,203	$1,036,973	$533,932
Ratio of expenses to average net assets	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.27)%	(0.37)%	(0.40)%	(0.43)%	(0.43)%
Portfolio turnover rate[c]	18%	15%	14%	36%	48%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2007, the Trust offered 103 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500, iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P U.S. Preferred Stock Index Fund commenced operations on March 26, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, the iShares S&P 500 Growth Index Fund, the iShares S&P U.S. Preferred Stock Index Fund, and the iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2007, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P 100	$503,081	$6,872,084	$(10,735,936)	$(3,360,771)
S&P 500	–	1,310,306,920	(162,183,121)	1,148,123,799
S&P 500 Growth	–	262,298,782	(71,771,845)	190,526,937
S&P 500 Value	11,083	519,529,914	(43,110,831)	476,430,166
S&P MidCap 400	–	647,049,008	(13,167,336)	633,881,672
S&P MidCap 400 Growth	108,838	121,769,971	(43,134,782)	78,744,027
S&P MidCap 400 Value	–	317,131,518	(46,745,727)	270,385,791
S&P SmallCap 600	–	(68,461,504)	(38,936,728)	(107,398,232)
S&P SmallCap 600 Growth	41,565	167,488,664	(11,122,816)	156,407,413
S&P SmallCap 600 Value	–	143,953,374	(25,273,393)	118,679,981
S&P 1500	–	25,148,480	(382,479)	24,766,001
S&P U.S. Preferred Stock	85,150	(36,219)	–	48,931
Nasdaq Biotechnology	–	(410,553,955)	(132,964,491)	(543,518,446)

102	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2007 and the year ended March 31, 2006, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2007.

From November 1, 2006 to March 31, 2007, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2008, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 100	$1,928,728
S&P 500 Growth	6,701,572
S&P MidCap 400 Growth	415,442
S&P SmallCap 600	16,605,992

iShares Index Fund	Deferred Net Realized Capital Losses
S&P SmallCap 600 Value	$14,934,307
S&P 1500	1,263
Nasdaq Biotechnology	7,678,412

The Funds had tax basis net capital loss carryforwards as of March 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P 100	$2,233,710	$3,096,882	$741,460	$–	$360,546	$2,374,610	$8,807,208
S&P 500	–	96,320,766	24,267,905	–	41,594,450	–	162,183,121
S&P 500 Growth	–	–	21,719,804	2,989,823	40,360,646	–	65,070,273
S&P 500 Value	–	21,344,270	21,337,049	–	–	429,512	43,110,831
S&P MidCap 400	–	–	6,096,922	–	–	7,070,414	13,167,336
S&P MidCap 400 Growth	–	8,188,874	27,402,832	7,127,634	–	–	42,719,340
S&P MidCap 400 Value	1,442,036	4,082,966	21,364,144	1,843,451	3,470,622	14,542,508	46,745,727
S&P SmallCap 600	–	15,304,132	5,484,940	–	1,541,664	–	22,330,736
S&P SmallCap 600 Growth	–	–	1,510,771	2,751,799	6,860,246	–	11,122,816
S&P SmallCap 600 Value	–	–	6,867,473	3,277,415	194,198	–	10,339,086
S&P 1500	–	–	–	82,377	298,839	–	381,216
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	24,158,638	18,800,299	125,286,079

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$3,453,379,957	$87,311,369	$(80,439,281)	$6,872,088
S&P 500	17,468,554,196	1,992,805,840	(682,497,960)	1,310,307,880
S&P 500 Growth	4,231,227,577	372,995,548	(110,719,737)	262,275,811
S&P 500 Value	3,992,356,875	595,751,469	(76,221,555)	519,529,914
S&P MidCap 400	4,154,131,203	731,978,328	(84,929,320)	647,049,008
S&P MidCap 400 Growth	1,810,005,227	208,761,185	(86,991,214)	121,769,971
S&P MidCap 400 Value	2,535,577,556	382,995,815	(65,864,297)	317,131,518
S&P SmallCap 600	5,191,271,007	325,807,717	(394,269,222)	(68,461,505)
S&P SmallCap 600 Growth	1,381,853,336	215,399,797	(47,911,133)	167,488,664
S&P SmallCap 600 Value	1,948,286,891	247,707,962	(103,754,588)	143,953,374
S&P 1500	178,043,562	29,311,618	(4,163,138)	25,148,480
S&P U.S. Preferred Stock	24,994,360	29,539	(65,758)	(36,219)
Nasdaq Biotechnology	1,920,460,828	10,150,482	(420,704,437)	(410,553,955)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of March 31, 2007, in order to track the performance of their respective benchmark indexes, the iShares S&P 500 Index Fund and the iShares S&P 500 Growth Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. Additionally, the iShares S&P 100 Index Fund had a short position as a result of an in-kind redemption (see Note 4 for additional information on in-kind transactions). Short positions are valued consistent with how securities are valued as described under ”Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Schedules of Investments.

104	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P 500	0.09
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600	0.20%
S&P SmallCap 600 Growth	0.25
S&P SmallCap 600 Value	0.25
S&P 1500	0.20
S&P U.S. Preferred Stock	0.48
Nasdaq Biotechnology	0.48

Prior to May 1, 2006, BGFA was entitled to receive an annual investment advisory fee of 0.50% from the iShares Nasdaq Biotechnology Index Fund.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$57,957
S&P 500	288,163
S&P 500 Growth	747
S&P 500 Value	84,090
S&P MidCap 400	357,685
S&P MidCap 400 Growth	204,997

iShares Index Fund	Securities Lending Agent Fees
S&P MidCap 400 Value	$172,844
S&P SmallCap 600	1,968,552
S&P SmallCap 600 Growth	582,716
S&P SmallCap 600 Value	668,865
S&P 1500	3,539
Nasdaq Biotechnology	2,363,526

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trades for the year ended March 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the period ended March 31, 2007, the iShares S&P U.S. Preferred Stock Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period
Barclays Bank PLC	–	18	18	$477,900

As of March 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$291,527,662	$305,004,353
S&P 500	888,598,446	899,653,376
S&P 500 Growth	877,016,054	873,885,820
S&P 500 Value	779,599,606	804,669,726
S&P MidCap 400	500,931,083	507,320,486
S&P MidCap 400 Growth	644,126,681	645,266,270
S&P MidCap 400 Value	512,541,423	514,191,403
S&P SmallCap 600	758,368,693	780,448,915
S&P SmallCap 600 Growth	430,078,109	431,775,508
S&P SmallCap 600 Value	525,492,019	531,044,473
S&P 1500	7,540,853	7,394,398
Nasdaq Biotechnology	293,612,015	322,721,427

106	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$4,376,220,788	$2,058,738,136
S&P 500	4,824,687,809	4,477,216,354
S&P 500 Growth	1,320,803,678	520,100,721
S&P 500 Value	1,763,919,051	804,507,654
S&P MidCap 400	1,366,866,038	894,002,487
S&P MidCap 400 Growth	435,737,759	625,868,714
S&P MidCap 400 Value	684,824,729	780,608,403
S&P SmallCap 600	2,847,279,979	3,249,151,043
S&P SmallCap 600 Growth	289,626,620	362,719,533
S&P SmallCap 600 Value	757,813,503	703,973,536
S&P 1500	60,204,895	6,141,833
S&P U.S. Preferred Stock	23,731,673	–
Nasdaq Biotechnology	3,748,922,803	4,257,137,317

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Continued)

iSHARES® TRUST

money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities. The market value of the securities on loan as of March 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

108	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 Index Fund, iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Value Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund, iShares S&P 1500 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund (the “Funds”), at March 31, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	109

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended March 31, 2007 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P 100	100.00%

S&P 500	98.46

S&P 500 Growth	100.00

S&P 500 Value	100.00

S&P MidCap 400	87.09

S&P MidCap 400 Growth	70.98

iShares Index Fund	Dividends- Received Deduction

S&P MidCap 400 Value	97.91%

S&P SmallCap 600	100.00

S&P SmallCap 600 Growth	100.00

S&P SmallCap 600 Value	97.71

S&P 1500	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2007:

iShares Index Fund	Qualified Dividend Income

S&P 100	$47,284,172

S&P 500	324,064,216

S&P 500 Growth	51,602,738

S&P 500 Value	83,569,235

S&P MidCap 400	55,846,900

S&P MidCap 400 Growth	14,960,480

iShares Index Fund	Qualified Dividend Income

S&P MidCap 400 Value	$41,664,595

S&P SmallCap 600	32,375,105

S&P SmallCap 600 Growth	3,217,818

S&P SmallCap 600 Value	18,960,849

S&P 1500	2,814,236

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2007. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

110	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report, except for the iShares S&P U.S. Preferred Stock Index Fund. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Information for the iShares S&P U.S. Preferred Stock Index Fund is not presented as the Fund commenced operations on March 26, 2007, and did not have a full quarter of information as of March 31, 2007. Except for the iShares S&P 100 Index Fund, market price information was not available for the Funds on August 13, 2003 because the American Stock Exchange was closed due to a New York blackout on that day. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.23%
Greater than 0.5% and Less than 1.0%	19	1.44
Between 0.5% and –0.5%	1,273	96.43
Less than –0.5% and Greater than –1.0%	22	1.67
Less than –1.0%	3	0.23

	1,320	100.00%

iShares S&P 500 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	8	0.61%
Between 0.5% and –0.5%	1,305	98.94
Less than –0.5%	6	0.45

	1,319	100.00%

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,302	98.71
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0%	1	0.08

	1,319	100.00%

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,311	99.40
Less than –0.5%	6	0.45

	1,319	100.00%

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.38%
Between 0.5% and –0.5%	1,307	99.09
Less than –0.5%	7	0.53

	1,319	100.00%

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.45%
Between 0.5% and –0.5%	1,306	99.02
Less than –0.5%	7	0.53

	1,319	100.00%

112	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.45%
Between 0.5% and –0.5%	1,305	98.94
Less than –0.5%	8	0.61

	1,319	100.00%

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	10	0.76%
Between 0.5% and –0.5%	1,297	98.33
Less than –0.5%	12	0.91

	1,319	100.00%

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,298	98.41
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0%	2	0.15

	1,319	100.00%

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	15	1.14%
Between 0.5% and –0.5%	1,286	97.49
Less than –0.5% and Greater than –1.0%	15	1.14
Less than –1.0%	3	0.23

	1,319	100.00%

SUPPLEMENTAL INFORMATION	113

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 1500 Index Fund

Period Covered: April 1, 2004 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.66%
Between 0.5% and –0.5%	748	99.21
Less than –0.5%	1	0.13

	754	100.00%

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.23%
Greater than 0.5% and Less than 1.0%	32	2.43
Between 0.5% and –0.5%	1,258	95.37
Less than –0.5% and Greater than –1.0%	22	1.67
Less than –1.0%	4	0.30

	1,319	100.00%

114	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 127 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer of Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGlF and MIP; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	115

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (1999-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); President of the Board of Directors, Catholic Charities CYO (since 2007); Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2002) of the Thacher School; Director (since 1998) of Catholic Charities CYO.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Common fund Distressed Debt Partners II.

116	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007)	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director (since 2007) of iShares, Inc.; Director and Member (since 2006) of the Audit and Compensation Committee of EPAM Systems, Inc.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

TRUSTEE AND OFFICER INFORMATION	117

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2007 Annual Report.

4592-iS-0507

118	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

For more information visit our website

or call 1-800-iShares (1-800-474-2737)

www.iShares.com

BGI-F-073-05007

iSHARES® RUSSELL SERIES 2007 Annual Report to Shareholders — March 31, 2007

iShares Russell 1000 Index Fund iShares Russell 1000 Growth Index Fund iShares Russell 1000 Value Index Fund iShares Russell 2000 Index Fund

iShares Russell 2000 Growth Index Fund iShares Russell 2000 Value Index Fund

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of March 31, 2007

	Average Annual Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 1000	11.67%	11.58%	11.84%	6.78%	6.81%	6.92%	1.68%	1.68%	1.83%
Russell 1000 Growth	6.84%	6.74%	7.06%	3.28%	3.31%	3.48%	(4.28)%	(4.28)%	(4.08)%
Russell 1000 Value	16.63%	16.59%	16.83%	10.04%	10.06%	10.25%	8.06%	8.06%	8.26%

	Cumulative Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 1000	11.67%	11.58%	11.84%	38.84%	38.99%	39.76%	12.16%	12.11%	13.26%
Russell 1000 Growth	6.84%	6.74%	7.06%	17.51%	17.67%	18.63%	(25.91)%	(25.94)%	(24.83)%
Russell 1000 Value	16.63%	16.59%	16.83%	61.37%	61.51%	62.88%	70.21%	70.15%	72.32%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 11.67%, while the Index returned 11.84%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	21.47%

Consumer Non-Cyclical	20.14

Communications	11.70

Industrial	10.81

Technology	10.35

Energy	9.24

Consumer Cyclical	9.13

Utilities	3.98

Basic Materials	2.99

Diversified	0.04

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.04%

General Electric Co.	2.58

Citigroup Inc.	1.79

AT&T Inc.	1.74

Microsoft Corp.	1.74

Bank of America Corp.	1.64

Procter & Gamble Co.	1.46

Pfizer Inc.	1.30

Altria Group Inc.	1.29

Johnson & Johnson	1.25

TOTAL	17.83%

2	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Russell 1000 Index and measures the performance of those companies in the Russell 1000 Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 6.84%, while the Growth Index returned 7.06%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.69%

Technology	18.07

Industrial	14.51

Consumer Cyclical	13.68

Communications	12.14

Financial	8.19

Energy	4.38

Basic Materials	2.12

Utilities	1.36

Diversified	0.02

Short-Term and Other Net Assets	(0.16)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Microsoft Corp.	3.46%

General Electric Co.	2.50

Johnson & Johnson	2.21

Cisco Systems Inc.	2.18

International Business Machines Corp.	1.86

Wal-Mart Stores Inc.	1.62

Intel Corp.	1.56

PepsiCo Inc.	1.47

Google Inc. Class A	1.34

Altria Group Inc.	1.16

TOTAL	19.36%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the “Value Index”). The Value Index is a subset of the Russell 1000 Index and measures the performance of those companies in the Russell 1000 Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 16.63%, while the Value Index returned 16.83%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	34.86%

Consumer Non-Cyclical	14.88

Energy	14.16

Communications	11.31

Industrial	7.14

Utilities	6.63

Consumer Cyclical	4.41

Basic Materials	3.87

Technology	2.57

Diversified	0.07

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.76%

Citigroup Inc.	3.60

AT&T Inc.	3.49

Bank of America Corp.	3.28

General Electric Co.	2.67

Pfizer Inc.	2.61

JPMorgan Chase & Co.	2.38

Procter & Gamble Co.	2.33

Chevron Corp.	2.31

American International Group Inc.	1.82

TOTAL	30.25%

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

As measured by the Russell indexes, large-capitalization stocks generally outperformed small-capitalization stocks during the reporting period, and performed on par with mid-capitalization stocks. Additionally, value stocks outperformed growth stocks by a wide margin across all segments of the market during the reporting period.

Within the Index, every sector delivered positive returns during the reporting period. The strongest contributions to performance came from the financials sector, followed by the consumer discretionary sector. The energy and utilities sectors also delivered robust gains. Information technology represented the weakest sector within the Index for the reporting period, posting only a modest gain.

Within the Growth Index, utilities was by far the strongest performing sector, although it comprised less than 2% of the Growth Index at March 31, 2007. Consumer discretionary and consumer staples provided the strongest contributions to index performance, followed by health care. Information technology delivered the smallest sector gains for the reporting period.

4	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

Within the Value Index, eight of the ten sectors posted double-digit gains for the reporting period. In addition, utilities, telecommunications services, consumer staples, energy, and consumer discretionary all returned more than 20%. Financials, the largest sector weighting in the Value Index, also posted strong gains. Information technology delivered the most modest sector gains for the period.

All of the Fund’s ten largest holdings as of March 31, 2007, delivered gains for the reporting period. Telecommunications company AT&T Inc. was the strongest performer, followed by tobacco company Altria Group Inc. Oil company Exxon Mobil Corp. also performed well, as did financial companies Bank of America Corp. and Citigroup Inc. The most modest gains among the ten largest holdings came from Microsoft Corp.

Among the Growth Fund’s ten largest holdings as of March 31, 2007, Altria Group Inc. logged the largest gains. Cisco Systems Inc. and the Class A shares of Google Inc. also performed well. Wal-Mart Stores Inc. and Intel Corp. posted slight gains for the reporting period.

Among the Value Fund’s ten largest holdings as of March 31, 2007, AT&T Inc. was the strongest performer by far. Oil companies Chevron Corp. and Exxon Mobil Corp. also delivered strong gains. American International Group Inc. logged the slightest gains among the ten largest holdings.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of March 31, 2007

	Average Annual Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 2000	5.73%	5.60%	5.91%	10.80%	10.83%	10.95%	9.14%	9.12%	9.40%
Russell 2000 Growth	1.38%	1.41%	1.57%	7.72%	7.71%	7.88%	0.20%	0.19%	0.43%
Russell 2000 Value	10.11%	10.08%	10.38%	13.37%	13.40%	13.61%	15.55%	15.53%	15.88%

	Cumulative Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 2000	5.73%	5.60%	5.91%	66.99%	67.20%	68.11%	82.23%	81.94%	85.16%
Russell 2000 Growth	1.38%	1.41%	1.57%	45.07%	44.96%	46.11%	1.36%	1.29%	2.88%
Russell 2000 Value	10.11%	10.08%	10.38%	87.32%	87.55%	89.29%	162.89%	162.58%	167.68%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

6	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 2,000 smallest companies in the Russell 3000 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 5.73%, while the Index returned 5.91%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	21.08%

Consumer Non-Cyclical	19.46

Consumer Cyclical	14.43

Industrial	13.17

Technology	9.91

Communications	9.70

Energy	4.93

Basic Materials	4.16

Utilities	2.93

Diversified	0.13

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS† As of 3/31/07
Security	Percentage of Net Assets
Brocade Communications Systems Inc.	0.27%

Big Lots Inc.	0.26

Phillips-Van Heusen Corp.	0.24

Hyperion Solutions Corp.	0.22

Varian Semiconductor Equipment Associates Inc.	0.22

Hologic Inc.	0.22

Time Warner Telecom Inc. Class A	0.22

NBTY Inc.	0.21

Alexandria Real Estate Equities Inc.	0.21

Polycom Inc.	0.21

TOTAL	2.28%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Russell 2000 Index and measures the performance of those companies in the Russell 2000 Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 1.38%, while the Growth Index returned 1.57%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	27.39%

Industrial	15.69

Consumer Cyclical	15.16

Technology	12.57

Communications	11.56

Financial	8.12

Energy	6.04

Basic Materials	2.85

Utilities	0.20

Diversified	0.06

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Hologic Inc.	0.46%

Sotheby’s Holdings Inc. Class A	0.43

Varian Semiconductor Equipment Associates Inc.	0.40

AK Steel Holding Corp.	0.39

ValueClick Inc.	0.38

CommScope Inc.	0.38

WebEx Communications Inc.	0.38

General Cable Corp.	0.38

BE Aerospace Inc.	0.38

Equinix Inc.	0.37

TOTAL	3.95%

8	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the “Value Index”). The Value Index is a subset of the Russell 2000 Index and measures the performance of those companies in the Russell 2000 Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 10.11%, while the Value Index returned 10.38%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	32.79%

Consumer Cyclical	13.73

Consumer Non-Cyclical	12.08

Industrial	10.89

Communications	7.98

Technology	7.45

Utilities	5.45

Basic Materials	5.39

Energy	3.92

Diversified	0.15

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Big Lots Inc.	0.50%

Realty Income Corp.	0.40

Lear Corp.	0.39

Nationwide Health Properties Inc.	0.39

NBTY Inc.	0.37

PNM Resources Inc.	0.34

Jack in the Box Inc.	0.34

Westar Energy Inc.	0.34

Alexandria Real Estate Equities Inc.	0.34

AptarGroup Inc.	0.33

TOTAL	3.74%

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

As measured by the Russell indexes, small-capitalization stocks generally lagged both mid- and large-capitalization stocks during the reporting period. Additionally, value stocks outperformed growth stocks by a wide margin across all segments of the market during the reporting period.

Within the Index, sector performance was mostly positive, with nine of the ten sectors generating positive returns. The strongest contributions to index performance came from the consumer discretionary and materials sectors. Consumer staples and utilities also generated strong returns, although both comprised only a very small proportion of the Index as of March 31, 2007. Health care was the only sector to post a slight decline for the reporting period.

Within the Growth Index, sector performance was mixed for the period. Consumer discretionary and consumer staples both contributed positively to index performance. Meanwhile, the sectors with the two largest weightings within the Growth Index, information technology and health care, both logged modest losses for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

Within the Value Index, eight of the ten sectors produced double-digit gains for the period, led by materials and consumer staples. Consumer discretionary, industrials, and utilities also performed well. Information technology posted the most modest gain amongst the sectors.

Among the Fund’s ten largest holdings as of March 31, 2007, performance was positive for the reporting period. Nutritional supplement manufacturer NBTY Inc. and retailer Big Lots Inc. both generated triple-digit gains during the period. Varian Semiconductor Equipment Associates Inc. and Phillips-Van Heusen Corp. also posted robust gains. The most modest returns among the Fund’s ten largest holdings came from medical equipment manufacturer Hologic Inc.

Among the Growth Fund’s ten largest holdings as of March 31, 2007, nine posted double-digit gains for the reporting period. The strongest performer was Varian Semiconductor Equipment Associates Inc. General Cable Corp. and WebEx Communications Inc. also posted large gains. Hologic Inc. logged the smallest gains among the ten largest holdings.

Among the Value Fund’s ten largest holdings as of March 31, 2007, performance was strong for the reporting period. NBTY Inc. posted the strongest returns, followed by Big Lots Inc. Jack In The Box Inc. also performed well. Alexandria Real Estate Equities Inc. delivered the most modest gains among the ten largest holdings.

†	Represents the ten largest equity holdings.
*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Annualized Expense Ratio	Expense Paid During Period[a] (10/1/06 to 3/31/07)
Russell 1000
Actual	$ 1,000.00	$ 1,081.60	0.15%	$ 0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	1,070.80	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,092.50	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 2000
Actual	1,000.00	1,109.30	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Annualized Expense Ratio	Expense Paid During Period[a] (10/1/06 to 3/31/07)
Russell 2000 Growth
Actual	$ 1,000.00	$ 1,113.70	0.25%	$ 1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell 2000 Value
Actual	1,000.00	1,104.70	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

12	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,621,699	0.27%

		8,621,699	0.27

AEROSPACE & DEFENSE
Boeing Co. (The)	180,973	16,090,309	0.50
United Technologies Corp.	228,834	14,874,210	0.46
Other securities[a]		34,530,475	1.07

		65,494,994	2.03

AGRICULTURE
Altria Group Inc.	472,577	41,496,986	1.29
Other securities[a]		18,312,533	0.57

		59,809,519	1.86

AIRLINES
Other securities[a]		6,649,280	0.21

		6,649,280	0.21

APPAREL
Other securities[a]		14,272,933	0.44

		14,272,933	0.44

AUTO MANUFACTURERS
Other securities[a]		11,538,856	0.36

		11,538,856	0.36

AUTO PARTS & EQUIPMENT
Other securities[a]		7,811,637	0.24

		7,811,637	0.24

BANKS
Bank of America Corp.	1,032,807	52,693,813	1.64
U.S. Bancorp	403,270	14,102,352	0.44
Wachovia Corp.	426,996	23,506,130	0.73
Wells Fargo & Co.	760,410	26,180,916	0.81
Other securities[a]		85,841,479	2.66

		202,324,690	6.28

BEVERAGES
Coca-Cola Co. (The)	461,159	22,135,632	0.69
PepsiCo Inc.	373,977	23,769,978	0.74
Other securities[a]		15,051,060	0.46

		60,956,670	1.89

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	266,939	$14,916,551	0.46%
Other securities[a]		26,554,158	0.83

		41,470,709	1.29

BUILDING MATERIALS
Other securities[a]		8,545,238	0.26

		8,545,238	0.26

CHEMICALS
Other securities[a]		50,115,227	1.56

		50,115,227	1.56

COAL
Other securities[a]		5,805,246	0.18

		5,805,246	0.18

COMMERCIAL SERVICES
Other securities[a]		34,581,200	1.07

		34,581,200	1.07

COMPUTERS
Apple Inc.[b]	192,476	17,882,945	0.55
Dell Inc.[b]	522,450	12,126,065	0.38
Hewlett-Packard Co.	634,210	25,457,189	0.79
International Business Machines Corp.	350,875	33,073,478	1.03
Other securities[a]		36,679,137	1.14

		125,218,814	3.89

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	742,652	46,905,900	1.46
Other securities[a]		13,486,522	0.41

		60,392,422	1.87

DISTRIBUTION & WHOLESALE
Other securities[a]		7,144,837	0.22

		7,144,837	0.22

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	244,995	13,817,718	0.43
Citigroup Inc.	1,125,088	57,762,018	1.79
Goldman Sachs Group Inc. (The)	86,336	17,839,608	0.55
JPMorgan Chase & Co.	786,346	38,043,419	1.18
Merrill Lynch & Co. Inc.	208,502	17,028,358	0.53
Morgan Stanley	242,397	19,091,188	0.59

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
Other securities[a]		$94,158,293	2.93%

		257,740,602	8.00

ELECTRIC
Other securities[a]		116,906,791	3.63

		116,906,791	3.63

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		11,497,821	0.36

		11,497,821	0.36

ELECTRONICS
Other securities[a]		20,788,141	0.65

		20,788,141	0.65

ENERGY - ALTERNATE SOURCES
Other securities[a]		560,089	0.02

		560,089	0.02

ENGINEERING & CONSTRUCTION
Other securities[a]		4,197,896	0.13

		4,197,896	0.13

ENTERTAINMENT
Other securities[a]		5,597,871	0.17

		5,597,871	0.17

ENVIRONMENTAL CONTROL
Other securities[a]		7,463,656	0.23

		7,463,656	0.23

FOOD
Other securities[a]		48,324,275	1.50

		48,324,275	1.50

FOREST PRODUCTS & PAPER
Other securities[a]		14,758,088	0.46

		14,758,088	0.46

GAS
Other securities[a]		10,767,971	0.33

		10,767,971	0.33

HAND & MACHINE TOOLS
Other securities[a]		4,106,851	0.13

		4,106,851	0.13

HEALTH CARE - PRODUCTS
Johnson & Johnson	670,131	40,382,094	1.25
Medtronic Inc.	273,303	13,408,245	0.42
Other securities[a]		48,085,360	1.49

		101,875,699	3.16

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	304,863	$16,148,593	0.50%
Other securities[a]		35,949,072	1.12

		52,097,665	1.62

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,378,867	0.04

		1,378,867	0.04

HOME BUILDERS
Other securities[a]		9,249,385	0.29

		9,249,385	0.29

HOME FURNISHINGS
Other securities[a]		2,851,229	0.09

		2,851,229	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		14,928,922	0.46

		14,928,922	0.46

HOUSEWARES
Other securities[a]		2,443,355	0.08

		2,443,355	0.08

INSURANCE
American International Group Inc.	498,493	33,508,699	1.04
Other securities[a]		110,466,121	3.43

		143,974,820	4.47

INTERNET
Google Inc. Class Ab	47,258	21,651,725	0.67
Other securities[a]		37,907,935	1.18

		59,559,660	1.85

INVESTMENT COMPANIES
Other securities[a]		2,491,236	0.08

		2,491,236	0.08

IRON & STEEL
Other securities[a]		12,142,532	0.38

		12,142,532	0.38

LEISURE TIME
Other securities[a]		5,233,111	0.16

		5,233,111	0.16

LODGING
Other securities[a]		22,242,329	0.69

		22,242,329	0.69

14	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$27,337,938	0.85%

		27,337,938	0.85

MANUFACTURING
General Electric Co.	2,353,375	83,215,340	2.58
3M Co.	170,717	13,047,899	0.41
Other securities[a]		41,631,807	1.29

		137,895,046	4.28

MEDIA
Comcast Corp. Class Ab	661,323	17,161,332	0.53
Time Warner Inc.	850,104	16,764,051	0.52
Walt Disney Co. (The)	468,179	16,119,403	0.50
Other securities[a]		58,997,140	1.83

		109,041,926	3.38

METAL FABRICATE & HARDWARE
Other securities[a]		4,604,817	0.14

		4,604,817	0.14

MINING
Other securities[a]		18,892,019	0.59

		18,892,019	0.59

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,949,837	0.18

		5,949,837	0.18

OFFICE FURNISHINGS
Other securities[a]		843,352	0.03

		843,352	0.03

OIL & GAS
Chevron Corp.	501,636	37,100,999	1.15
ConocoPhillips	373,559	25,532,758	0.79
Exxon Mobil Corp.	1,296,601	97,828,545	3.04
Other securities[a]		85,605,038	2.66

		246,067,340	7.64

OIL & GAS SERVICES
Other securities[a]		27,872,867	0.86

		27,872,867	0.86

PACKAGING & CONTAINERS
Other securities[a]		7,179,684	0.22

		7,179,684	0.22

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	345,393	$19,272,929	0.60%
Bristol-Myers Squibb Co.	445,298	12,361,472	0.38
Merck & Co. Inc.	493,916	21,816,270	0.68
Pfizer Inc.	1,658,310	41,888,911	1.30
Wyeth	304,686	15,243,441	0.47
Other securities[a]		64,159,848	1.99

		174,742,871	5.42

PIPELINES
Other securities[a]		17,364,356	0.54

		17,364,356	0.54

REAL ESTATE
Other securities[a]		5,687,033	0.18

		5,687,033	0.18

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		64,243,542	1.99

		64,243,542	1.99

RETAIL
Home Depot Inc.	479,280	17,608,747	0.55
McDonald’s Corp.	277,964	12,522,278	0.39
Wal-Mart Stores Inc.	556,441	26,124,905	0.81
Other securities[a]		136,330,003	4.23

		192,585,933	5.98

SAVINGS & LOANS
Other securities[a]		15,082,205	0.47

		15,082,205	0.47

SEMICONDUCTORS
Intel Corp.	1,316,447	25,183,631	0.78
Other securities[a]		54,033,756	1.68

		79,217,387	2.46

SOFTWARE
Microsoft Corp.	2,008,591	55,979,431	1.74
Oracle Corp.[b]	899,530	16,308,479	0.51
Other securities[a]		50,680,485	1.57

		122,968,395	3.82

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	1,422,322	$56,082,157	1.74%
Cisco Systems Inc.[b]	1,381,564	35,271,329	1.09
QUALCOMM Inc.	379,388	16,184,692	0.50
Sprint Nextel Corp.	656,416	12,445,647	0.39
Verizon Communications Inc.	660,194	25,034,557	0.78
Other securities[a]		54,782,685	1.70

		199,801,067	6.20

TEXTILES
Other securities[a]		2,064,593	0.06

		2,064,593	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		3,460,706	0.11

		3,460,706	0.11

TRANSPORTATION
Other securities[a]		48,974,042	1.52

		48,974,042	1.52

TRUCKING & LEASING
Other securities[a]		480,342	0.01

		480,342	0.01

WATER
Other securities[a]		646,964	0.02

		646,964	0.02

TOTAL COMMON STOCKS

(Cost: $3,100,224,059)		3,216,937,095	99.85

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[c]
Other securities[a]		435,628	0.01

		435,628	0.01

COMMERCIAL PAPER[c]
Other securities[a]		3,415,474	0.11

		3,415,474	0.11

MEDIUM-TERM NOTES[c]
Other securities[a]		248,790	0.01

		248,790	0.01

Security	Shares	Value	% of Net Assets
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	4,878,960	$4,878,960	0.15%

		4,878,960	0.15

REPURCHASE AGREEMENTS[c]
Fully collateralized repurchase agreements[f]		4,468,669	0.14

		4,468,669	0.14

TIME DEPOSITS[c]
Other securities[a]		1,140,041	0.04

		1,140,041	0.04

VARIABLE & FLOATING RATE NOTES[c]
Other securities[a]		6,916,880	0.21

		6,916,880	0.21

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,504,442)		21,504,442	0.67

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,121,728,501)		3,238,441,537	100.52

Other Assets, Less Liabilities		(16,804,289)	(0.52)

NET ASSETS		$3,221,637,248	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

Aggregated repurchase agreements dated 3/30/07 in the amount of $4,468,669, due 4/2/07 to 4/4/08, with a total maturity value of $4,474,626 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $4,881,349, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

16	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$39,738,352	0.47%

		39,738,352	0.47

AEROSPACE & DEFENSE
Boeing Co. (The)	950,734	84,529,760	0.99
Lockheed Martin Corp.	435,404	42,242,896	0.50
United Technologies Corp.	1,099,781	71,485,765	0.84
Other securities[a]		40,870,390	0.48

		239,128,811	2.81

AGRICULTURE
Altria Group Inc.	1,123,652	98,667,882	1.16
Other securities[a]		41,524,817	0.49

		140,192,699	1.65

AIRLINES
Other securities[a]		22,011,330	0.26

		22,011,330	0.26

APPAREL
Other securities[a]		55,400,033	0.65

		55,400,033	0.65

AUTO MANUFACTURERS
Other securities[a]		17,479,488	0.21

		17,479,488	0.21

AUTO PARTS & EQUIPMENT
Other securities[a]		19,417,318	0.23

		19,417,318	0.23

BANKS
Other securities[a]		114,908,820	1.35

		114,908,820	1.35

BEVERAGES
Coca-Cola Co. (The)	1,603,982	76,991,136	0.91
PepsiCo Inc.	1,964,957	124,892,667	1.47
Other securities[a]		40,784,901	0.48

		242,668,704	2.86

BIOTECHNOLOGY
Amgen Inc.[b]	1,402,122	78,350,577	0.92
Genentech Inc.[b]	554,938	45,571,509	0.54
Other securities[a]		77,978,961	0.92

		201,901,047	2.38

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$34,965,846	0.41%

		34,965,846	0.41

CHEMICALS
Du Pont (E.I.) de Nemours and Co.	877,344	43,367,114	0.51
Other securities[a]		58,301,357	0.69

		101,668,471	1.20

COAL
Other securities[a]		30,559,405	0.36

		30,559,405	0.36

COMMERCIAL SERVICES
Other securities[a]		136,679,574	1.61

		136,679,574	1.61

COMPUTERS
Apple Inc.[b]	1,011,306	93,960,440	1.11
Dell Inc.[b]	2,743,008	63,665,216	0.75
Hewlett-Packard Co.	2,019,266	81,053,337	0.95
International Business Machines Corp.	1,675,813	157,962,133	1.86
Other securities[a]		123,704,938	1.45

		520,346,064	6.12

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	807,609	51,008,584	0.60
Other securities[a]		64,752,750	0.76

		115,761,334	1.36

DISTRIBUTION & WHOLESALE
Other securities[a]		20,083,961	0.24

		20,083,961	0.24

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,286,613	72,564,973	0.85
Goldman Sachs Group Inc. (The)	342,929	70,859,419	0.83
Other securities[a]		253,244,144	2.99

		396,668,536	4.67

ELECTRIC
Exelon Corp.	672,205	46,187,206	0.54
Other securities[a]		67,504,435	0.80

		113,691,641	1.34

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	915,483	$39,448,162	0.47%
Other securities[a]		14,594,750	0.17

		54,042,912	0.64

ELECTRONICS
Other securities[a]		79,453,439	0.93

		79,453,439	0.93

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,993,701	0.04

		2,993,701	0.04

ENGINEERING & CONSTRUCTION
Other securities[a]		16,246,143	0.19

		16,246,143	0.19

ENTERTAINMENT
Other securities[a]		25,891,585	0.30

		25,891,585	0.30

ENVIRONMENTAL CONTROL
Other securities[a]		32,874,640	0.39

		32,874,640	0.39

FOOD
Other securities[a]		103,049,284	1.21

		103,049,284	1.21

FOREST PRODUCTS & PAPER
Other securities[a]		2,742,886	0.03

		2,742,886	0.03

HAND & MACHINE TOOLS
Other securities[a]		13,202,988	0.16

		13,202,988	0.16

HEALTH CARE - PRODUCTS
Baxter International Inc.	778,499	41,003,542	0.48
Johnson & Johnson	3,119,610	187,987,699	2.21
Medtronic Inc.	1,435,155	70,408,704	0.83
Other securities[a]		204,532,504	2.41

		503,932,449	5.93

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,601,632	84,838,447	1.00
Other securities[a]		127,995,289	1.50

		212,833,736	2.50

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$1,489,282	0.02%

		1,489,282	0.02

HOME BUILDERS
Other securities[a]		24,436,481	0.29

		24,436,481	0.29

HOME FURNISHINGS
Other securities[a]		7,634,997	0.09

		7,634,997	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		40,474,066	0.48

		40,474,066	0.48

HOUSEWARES
Other securities[a]		8,891,668	0.10

		8,891,668	0.10

INSURANCE
Other securities[a]		81,715,852	0.96

		81,715,852	0.96

INTERNET
eBay Inc.[b]	1,399,901	46,406,718	0.55
Google Inc. Class Ab	248,310	113,765,710	1.34
Yahoo! Inc.[b]	1,675,007	52,410,969	0.62
Other securities[a]		74,203,936	0.87

		286,787,333	3.38

IRON & STEEL
Other securities[a]		16,122,283	0.19

		16,122,283	0.19

LEISURE TIME
Other securities[a]		19,427,997	0.23

		19,427,997	0.23

LODGING
Other securities[a]		102,316,961	1.20

		102,316,961	1.20

MACHINERY
Caterpillar Inc.	796,169	53,367,208	0.63
Other securities[a]		46,898,534	0.55

		100,265,742	1.18

18	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	6,009,378	$212,491,606	2.50%
3M Co.	896,429	68,514,066	0.81
Other securities[a]		136,619,888	1.61

		417,625,560	4.92

MEDIA
Comcast Corp. Class Ab	1,754,436	45,527,614	0.54
News Corp. Class A	1,855,954	42,909,656	0.51
Other securities[a]		161,349,680	1.89

		249,786,950	2.94

METAL FABRICATE & HARDWARE
Other securities[a]		16,953,971	0.20

		16,953,971	0.20

MINING
Other securities[a]		59,399,269	0.70

		59,399,269	0.70

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		7,013,436	0.08

		7,013,436	0.08

OFFICE FURNISHINGS
Other securities[a]		4,096,216	0.05

		4,096,216	0.05

OIL & GAS
Other securities[a]		142,790,321	1.68

		142,790,321	1.68

OIL & GAS SERVICES
Other securities[a]		140,986,558	1.66

		140,986,558	1.66

PACKAGING & CONTAINERS
Other securities[a]		25,491,569	0.30

		25,491,569	0.30

PHARMACEUTICALS
Abbott Laboratories	1,453,598	81,110,768	0.95
Gilead Sciences Inc.[b]	540,963	41,383,669	0.49
Lilly (Eli) & Co.	883,745	47,465,944	0.56
Schering-Plough Corp.	1,760,850	44,919,283	0.53
Wyeth	977,759	48,917,283	0.58
Other securities[a]		221,186,030	2.60

		484,982,977	5.71

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$53,985,264	0.64%

		53,985,264	0.64

REAL ESTATE
Other securities[a]		23,180,146	0.27

		23,180,146	0.27

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		72,409,968	0.85

		72,409,968	0.85

RETAIL
CVS/Caremark Corp.	1,690,462	57,712,370	0.68
Home Depot Inc.	2,326,832	85,487,808	1.01
Lowe’s Companies Inc.	1,844,841	58,094,043	0.68
Target Corp.	1,032,406	61,180,380	0.72
Walgreen Co.	1,201,030	55,115,267	0.65
Wal-Mart Stores Inc.	2,923,678	137,266,682	1.62
Other securities[a]		374,756,984	4.40

		829,613,534	9.76

SAVINGS & LOANS
Other securities[a]		7,760,958	0.09

		7,760,958	0.09

SEMICONDUCTORS
Intel Corp.	6,916,937	132,321,005	1.56
Texas Instruments Inc.	1,714,394	51,603,259	0.61
Other securities[a]		207,816,309	2.44

		391,740,573	4.61

SOFTWARE
Microsoft Corp.	10,553,660	294,130,504	3.46
Oracle Corp.[b]	4,725,646	85,675,962	1.01
Other securities[a]		237,170,951	2.79

		616,977,417	7.26

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	7,259,105	185,324,951	2.18
Corning Inc.[b]	1,851,786	42,109,614	0.50
Motorola Inc.	2,308,078	40,783,738	0.48
QUALCOMM Inc.	1,993,034	85,022,830	1.00
Other securities[a]		101,737,266	1.19

		454,978,399	5.35

TEXTILES
Other securities[a]		6,310,034	0.07

		6,310,034	0.07

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TRANSPORTATION
United Parcel Service Inc. Class B	766,037	$53,699,194	0.63%
Other securities[a]		146,771,332	1.73

		200,470,526	2.36

TRUCKING & LEASING
Other securities[a]		1,348,008	0.02

		1,348,008	0.02

WATER
Other securities[a]		2,076,715	0.02

		2,076,715	0.02

TOTAL COMMON STOCKS (Cost: $7,887,019,334)		8,510,076,228	100.16

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[c]
Other securities[a]		2,887,650	0.03

		2,887,650	0.03

COMMERCIAL PAPER[c]
Other securities[a]		22,640,211	0.26

		22,640,211	0.26

MEDIUM-TERM NOTES[c]
Other securities[a]		1,649,169	0.02

		1,649,169	0.02

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	14,232,704	14,232,704	0.17

		14,232,704	0.17

REPURCHASE AGREEMENTS[c]
Fully collateralized repurchase agreements[f]		29,621,552	0.35

		29,621,552	0.35

TIME DEPOSITS[c]
Other securities[a]		7,557,010	0.09

		7,557,010	0.09

Security	Shares	Value	% of Net Assets
VARIABLE & FLOATING RATE NOTES[c]
Other securities[a]		$45,850,097	0.54%

		45,850,097	0.54

TOTAL SHORT-TERM INVESTMENTS
(Cost: $124,438,393)		124,438,393	1.46

TOTAL INVESTMENTS IN
SECURITIES (Cost: $8,011,457,727)		8,634,514,621	101.62

SHORT POSITIONS[g]

COMMON STOCKS
Kraft Foods Inc.	(774,283)	(24,513,800)	(0.29)

		(24,513,800)	(0.29)

TOTAL SHORT POSITIONS (Proceeds: $24,548,267)		(24,513,800)	(0.29)

Other Assets, Less Liabilities		(113,292,833)	(1.33)

NET ASSETS		$8,496,707,988	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

Aggregated repurchase agreements dated 3/30/07 in the amount of $29,621,552, due 4/2/07 to 4/4/08, with a total maturity value of $29,661,039 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $32,357,096, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

[g]	See Note 1.

See notes to financial statements.

20	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,985,101	0.06%

		5,985,101	0.06

AEROSPACE & DEFENSE
General Dynamics Corp.	541,829	41,395,736	0.43
Other securities[a]		77,610,068	0.82

		119,005,804	1.25

AGRICULTURE
Altria Group Inc.	1,531,348	134,467,668	1.42
Other securities[a]		62,084,510	0.65

		196,552,178	2.07

AIRLINES
Other securities[a]		15,029,633	0.16

		15,029,633	0.16

APPAREL
Other securities[a]		22,224,010	0.23

		22,224,010	0.23

AUTO MANUFACTURERS
Other securities[a]		33,737,443	0.35

		33,737,443	0.35

AUTO PARTS & EQUIPMENT
Other securities[a]		26,878,415	0.28

		26,878,415	0.28

BANKS
Bank of America Corp.	6,118,326	312,156,993	3.28
Bank of New York Co. Inc. (The)	968,170	39,259,293	0.41
Regions Financial Corp.	974,226	34,458,374	0.36
SunTrust Banks Inc.	490,344	40,718,166	0.43
U.S. Bancorp	2,385,810	83,431,776	0.88
Wachovia Corp.	2,320,546	127,746,057	1.34
Wells Fargo & Co.	3,826,571	131,748,840	1.38
Other securities[a]		299,799,323	3.16

		1,069,318,822	11.24

BEVERAGES
Coca-Cola Co. (The)	920,459	44,182,032	0.46
Other securities[a]		43,176,777	0.46

		87,358,809	0.92

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$18,400,626	0.19%

		18,400,626	0.19

BUILDING MATERIALS
Other securities[a]		11,453,675	0.12

		11,453,675	0.12

CHEMICALS
Dow Chemical Co. (The)	1,298,528	59,550,494	0.63
Other securities[a]		124,235,557	1.30

		183,786,051	1.93

COMMERCIAL SERVICES
Other securities[a]		51,202,938	0.54

		51,202,938	0.54

COMPUTERS
Hewlett-Packard Co.	1,481,605	59,471,625	0.63
Other securities[a]		96,139,056	1.01

		155,610,681	1.64

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	3,501,075	221,127,897	2.33
Other securities[a]		6,916,580	0.07

		228,044,477	2.40

DISTRIBUTION & WHOLESALE
Other securities[a]		19,754,671	0.21

		19,754,671	0.21

DIVERSIFIED FINANCIAL SERVICES
Capital One Financial Corp.	480,355	36,247,588	0.38
Citigroup Inc.	6,680,172	342,960,030	3.60
Federal National
Mortgage
Association	1,311,557	71,584,781	0.75
JPMorgan Chase & Co.	4,676,441	226,246,216	2.38
Lehman Brothers
Holdings Inc.	630,081	44,149,776	0.46
Merrill Lynch & Co. Inc.	1,020,064	83,308,627	0.88
Morgan Stanley	1,282,681	101,023,956	1.06
Other securities[a]		179,974,383	1.90

		1,085,495,357	11.41

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	469,792	$41,703,436	0.44%
Southern Co. (The)	994,487	36,447,949	0.38
Other securities[a]		489,317,952	5.14

		567,469,337	5.96

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		6,981,592	0.07

		6,981,592	0.07

ELECTRONICS
Other securities[a]		34,622,626	0.36

		34,622,626	0.36

ENGINEERING & CONSTRUCTION
Other securities[a]		6,571,919	0.07

		6,571,919	0.07

ENTERTAINMENT
Other securities[a]		4,036,059	0.04

		4,036,059	0.04

ENVIRONMENTAL CONTROL
Other securities[a]		6,942,333	0.07

		6,942,333	0.07

FOOD
Kraft Foods Inc.[b]	1,169,348	37,021,558	0.39
Other securities[a]		160,916,281	1.69

		197,937,839	2.08

FOREST PRODUCTS & PAPER
Other securities[a]		86,929,724	0.91

		86,929,724	0.91

GAS
Other securities[a]		62,114,331	0.65

		62,114,331	0.65

HAND & MACHINE TOOLS
Other securities[a]		9,277,936	0.10

		9,277,936	0.10

HEALTH CARE - PRODUCTS
Other securities[a]		34,761,792	0.37

		34,761,792	0.37

HEALTH CARE - SERVICES
WellPoint Inc.[c]	465,286	37,734,695	0.40
Other securities[a]		30,194,285	0.31

		67,928,980	0.71

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$6,475,842	0.07%

		6,475,842	0.07

HOME BUILDERS
Other securities[a]		28,670,703	0.30

		28,670,703	0.30

HOME FURNISHINGS
Other securities[a]		8,360,239	0.09

		8,360,239	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		42,583,406	0.45

		42,583,406	0.45

HOUSEWARES
Other securities[a]		4,464,089	0.05

		4,464,089	0.05

INSURANCE
Allstate Corp. (The)	842,234	50,584,574	0.53
American International Group Inc.	2,578,457	173,323,880	1.82
Hartford Financial Services Group Inc. (The)	409,705	39,159,604	0.41
MetLife Inc.	625,551	39,503,546	0.41
Prudential Financial Inc.	570,012	51,449,283	0.54
Travelers Companies Inc. (The)	932,116	48,255,645	0.51
Other securities[a]		357,567,179	3.76

		759,843,711	7.98

INTERNET
Other securities[a]		29,626,676	0.31

		29,626,676	0.31

INVESTMENT COMPANIES
Other securities[a]		14,190,819	0.15

		14,190,819	0.15

IRON & STEEL
Other securities[a]		53,458,007	0.56

		53,458,007	0.56

LEISURE TIME
Other securities[a]		9,176,783	0.10

		9,176,783	0.10

22	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$16,542,807	0.17%

		16,542,807	0.17

MACHINERY
Other securities[a]		49,318,846	0.52

		49,318,846	0.52

MANUFACTURING
General Electric Co.	7,197,682	254,510,036	2.67
Other securities[a]		94,048,395	0.99

		348,558,431	3.66

MEDIA
Comcast Corp. Class Ac	1,955,296	50,739,931	0.53
Time Warner Inc.	4,742,360	93,519,339	0.98
Walt Disney Co. (The)	1,773,050	61,046,111	0.64
Other securities[a]		162,144,739	1.71

		367,450,120	3.86

METAL FABRICATE & HARDWARE
Other securities[a]		8,127,381	0.09

		8,127,381	0.09

MINING
Other securities[a]		45,062,683	0.47

		45,062,683	0.47

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		26,955,934	0.28

		26,955,934	0.28

OFFICE FURNISHINGS
Other securities[a]		575,358	0.01

		575,358	0.01

OIL & GAS
Chevron Corp.	2,974,605	220,001,786	2.31
ConocoPhillips	2,218,864	151,659,354	1.59
Devon Energy Corp.	594,753	41,168,803	0.43
Exxon Mobil Corp.	7,257,746	547,596,936	5.76
Marathon Oil Corp.	462,973	45,755,622	0.48
Occidental Petroleum Corp.	1,145,508	56,484,999	0.59
Valero Energy Corp.	829,406	53,488,393	0.56
Other securities[a]		182,643,767	1.93

		1,298,799,660	13.65

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$6,201,996	0.07%

		6,201,996	0.07

PACKAGING & CONTAINERS
Other securities[a]		12,877,857	0.14

		12,877,857	0.14

PHARMACEUTICALS
Bristol-Myers Squibb Co.	1,435,450	39,848,092	0.42
Merck & Co. Inc.	2,034,700	89,872,699	0.94
Pfizer Inc.	9,839,481	248,545,290	2.61
Wyeth	705,723	35,307,322	0.37
Other securities[a]		76,206,624	0.81

		489,780,027	5.15

PIPELINES
Other securities[a]		42,003,606	0.44

		42,003,606	0.44

REAL ESTATE
Other securities[a]		7,478,657	0.08

		7,478,657	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		298,889,516	3.14

		298,889,516	3.14

RETAIL
McDonald’s Corp.	1,632,665	73,551,558	0.77
Other securities[a]		131,922,410	1.39

		205,473,968	2.16

SAVINGS & LOANS
Washington Mutual Inc.	1,194,430	48,231,083	0.51
Other securities[a]		33,161,727	0.35

		81,392,810	0.86

SEMICONDUCTORS
Other securities[a]		28,580,297	0.30

		28,580,297	0.30

SOFTWARE
Other securities[a]		33,273,884	0.35

		33,273,884	0.35

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	8,434,222	$332,561,374	3.49%
Sprint Nextel Corp.	2,992,449	56,736,833	0.60
Verizon Communications Inc.	3,909,561	148,250,553	1.56
Other securities[a]		136,020,689	1.43

		673,569,449	7.08

TEXTILES
Other securities[a]		5,192,780	0.05

		5,192,780	0.05

TOYS, GAMES & HOBBIES
Other securities[a]		20,363,903	0.21

		20,363,903	0.21

TRANSPORTATION
Other securities[a]		64,465,042	0.68

		64,465,042	0.68

TRUCKING & LEASING
Other securities[a]		1,376,975	0.01

		1,376,975	0.01

WATER
Other securities[a]		1,568,896	0.02

		1,568,896	0.02

TOTAL COMMON STOCKS

(Cost: $8,257,418,174)		9,506,144,317	99.90

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		2,103,579	0.02

		2,103,579	0.02

COMMERCIAL PAPER[d]
Other securities[a]		16,492,818	0.17

		16,492,818	0.17

MEDIUM-TERM NOTES[d]
Other securities[a]		1,201,376	0.01

		1,201,376	0.01

Security	Shares	Value	% of Net Assets
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	12,253,577	$12,253,577	0.13%

		12,253,577	0.13

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]		21,578,538	0.23

		21,578,538	0.23

TIME DEPOSITS[d]
Other securities[a]		5,505,087	0.06

		5,505,087	0.06

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		33,400,610	0.35

		33,400,610	0.35

TOTAL SHORT-TERM INVESTMENTS

(Cost: $92,535,585)		92,535,585	0.97

TOTAL INVESTMENTS IN
SECURITIES (Cost: $8,349,953,759)		9,598,679,902	100.87

Other Assets, Less Liabilities		(82,621,809)	(0.87)

NET ASSETS		$9,516,058,093	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $21,578,538, due 4/2/07 to 4/4/08, with a total maturity value of $21,607,302 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $23,571,312, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

24	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$20,826,655	0.26%

		20,826,655	0.26

AEROSPACE & DEFENSE
Other securities[a]		100,097,592	1.24

		100,097,592	1.24

AGRICULTURE
Other securities[a]		36,221,331	0.45

		36,221,331	0.45

AIRLINES
Other securities[a]		46,233,960	0.57

		46,233,960	0.57

APPAREL
Phillips-Van Heusen Corp.[b]	324,600	19,086,480	0.24
Other securities[a]		111,931,348	1.39

		131,017,828	1.63

AUTO MANUFACTURERS
Other securities[a]		4,740,260	0.06

		4,740,260	0.06

AUTO PARTS & EQUIPMENT
Other securities[a]		81,252,971	1.01

		81,252,971	1.01

BANKS
Other securities[a]		574,164,434	7.13

		574,164,434	7.13

BEVERAGES
Other securities[a]		12,256,464	0.15

		12,256,464	0.15

BIOTECHNOLOGY
Other securities[a]		167,278,459	2.08

		167,278,459	2.08

BUILDING MATERIALS
Other securities[a]		62,046,489	0.77

		62,046,489	0.77

CHEMICALS
Other securities[a]		157,267,045	1.95

		157,267,045	1.95

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$9,906,403	0.12%

		9,906,403	0.12

COMMERCIAL SERVICES
Other securities[a]		466,157,080	5.79

		466,157,080	5.79

COMPUTERS
Brocade Communications Systems Inc.[b,c]	2,320,018	22,086,570	0.27
Other securities[a]		201,471,853	2.51

		223,558,423	2.78

COSMETICS & PERSONAL CARE
Other securities[a]		12,461,686	0.16

		12,461,686	0.16

DISTRIBUTION & WHOLESALE
Other securities[a]		62,305,638	0.77

		62,305,638	0.77

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		140,991,600	1.75

		140,991,600	1.75

ELECTRIC
Other securities[a]		146,192,780	1.82

		146,192,780	1.82

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		86,855,917	1.08

		86,855,917	1.08

ELECTRONICS
Other securities[a]		203,145,578	2.52

		203,145,578	2.52

ENERGY - ALTERNATE SOURCES
Other securities[a]		37,217,109	0.46

		37,217,109	0.46

ENGINEERING & CONSTRUCTION
Other securities[a]		57,233,545	0.71

		57,233,545	0.71

ENTERTAINMENT
Other securities[a]		70,277,012	0.87

		70,277,012	0.87

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Other securities[a]		$53,430,656	0.66%

		53,430,656	0.66
FOOD
Other securities[a]		116,960,902	1.45

		116,960,902	1.45

FOREST PRODUCTS & PAPER
Other securities[a]		48,067,998	0.60

		48,067,998	0.60
GAS
Other securities[a]		72,427,159	0.90

		72,427,159	0.90

HAND & MACHINE TOOLS
Other securities[a]		25,040,871	0.31

		25,040,871	0.31

HEALTH CARE - PRODUCTS
Hologic Inc.[b,c]	309,783	17,855,892	0.22
Other securities[a]		265,100,799	3.30

		282,956,691	3.52

HEALTH CARE - SERVICES
Other securities[a]		136,476,828	1.70

		136,476,828	1.70

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		10,295,507	0.13

		10,295,507	0.13
HOME BUILDERS
Other securities[a]		45,342,646	0.56

		45,342,646	0.56

HOME FURNISHINGS
Other securities[a]		41,971,874	0.52

		41,971,874	0.52

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		65,278,422	0.81

		65,278,422	0.81
HOUSEWARES
Other securities[a]		3,134,403	0.04

		3,134,403	0.04

Security	Shares	Value	% of Net Assets
INSURANCE
Other securities[a]		$218,857,648	2.72%

		218,857,648	2.72
INTERNET
Other securities[a]		274,201,636	3.41

		274,201,636	3.41

INVESTMENT COMPANIES
Other securities[a]		41,803,368	0.52

		41,803,368	0.52
IRON & STEEL
Other securities[a]		67,837,154	0.84

		67,837,154	0.84
LEISURE TIME
Other securities[a]		49,936,189	0.62

		49,936,189	0.62
LODGING
Other securities[a]		32,858,746	0.41

		32,858,746	0.41
MACHINERY
Other securities[a]		109,048,587	1.36

		109,048,587	1.36
MANUFACTURING
Other securities[a]		144,664,005	1.80

		144,664,005	1.80
MEDIA
Other securities[a]		113,043,617	1.40

		113,043,617	1.40

METAL FABRICATE & HARDWARE
Other securities[a]		66,208,501	0.82

		66,208,501	0.82
MINING
Other securities[a]		62,147,025	0.77

		62,147,025	0.77

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		15,260,075	0.19

		15,260,075	0.19

OFFICE FURNISHINGS
Other securities[a]		22,573,667	0.28

		22,573,667	0.28

26	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
OIL & GAS
Other securities[a]		$222,277,148	2.76%

		222,277,148	2.76

OIL & GAS SERVICES
Other securities[a]		127,973,319	1.59

		127,973,319	1.59

PACKAGING & CONTAINERS
Other securities[a]		23,339,971	0.29

		23,339,971	0.29

PHARMACEUTICALS
Other securities[a]		269,477,274	3.35

		269,477,274	3.35

REAL ESTATE
Other securities[a]		12,645,480	0.16

		12,645,480	0.16

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		583,338,241	7.25

		583,338,241	7.25

RETAIL
Big Lots Inc.[b,c]	663,754	20,762,225	0.26
Other securities[a]		517,088,505	6.42

		537,850,730	6.68

SAVINGS & LOANS
Other securities[a]		124,849,627	1.55

		124,849,627	1.55

SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[b,c]	336,619	17,968,722	0.22
Other securities[a]		238,546,719	2.97

		256,515,441	3.19

SOFTWARE
Hyperion Solutions Corp.[c]	348,483	18,061,874	0.22
Other securities[a]		288,936,055	3.59

		306,997,929	3.81

STORAGE & WAREHOUSING
Other securities[a]		5,561,751	0.07

		5,561,751	0.07

Security	Principal	Value	% of Net Assets
TELECOMMUNICATIONS
Other securities[a]		$367,468,725	4.57%

		367,468,725	4.57

TEXTILES
Other securities[a]		6,750,651	0.08

		6,750,651	0.08

TOYS, GAMES & HOBBIES
Other securities[a]		20,654,347	0.26

		20,654,347	0.26

TRANSPORTATION
Other securities[a]		119,500,852	1.48

		119,500,852	1.48

TRUCKING & LEASING
Other securities[a]		10,396,249	0.13

		10,396,249	0.13

WATER
Other securities[a]		16,827,285	0.21

		16,827,285	0.21

TOTAL COMMON STOCKS

(Cost: $9,479,502,036)		8,041,955,454	99.90

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$31,750,431	31,750,431	0.40
Deutsche Bank AG
5.35%, 08/08/07	39,688,012	39,688,012	0.49

		71,438,443	0.89

COMMERCIAL PAPER[d]
Bryant Park Funding LLC
5.28%, 04/23/07[e]	23,812,807	23,739,464	0.29
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[e]	23,812,807	23,760,320	0.29

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2007

Security	Principal	Value	% of Net Assets
Crown Point Capital Co. LLC
5.20% - 5.28%,
04/04/07 - 07/18/07[e]	$66,168,330	$65,866,190	0.82%
Edison Asset Securitization LLC
5.21% - 5.39%,
04/02/07 - 04/11/07[e]	38,329,571	38,321,002	0.48
Five Finance Inc.
5.22%, 04/20/07[e]	7,302,594	7,283,534	0.09
General Electric Capital Corp.
5.11% - 5.20%,
06/04/07 - 07/17/07[e]	27,781,608	27,431,964	0.34
Grampian Funding LLC
5.13% - 5.23%,
04/23/07 - 06/06/07[e]	30,956,649	30,714,073	0.38
KKR Atlantic Funding Trust
5.29% - 5.30%,
04/23/07 - 04/27/07[e]	23,812,807	23,732,243	0.29
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[e]	20,058,004	19,809,164	0.25
Lockhart Funding LLC
5.25%,
05/04/07 - 05/14/07[e]	35,813,827	35,640,770	0.44
Nationwide Building Society
5.21%, 04/13/07[e]	15,081,445	15,057,436	0.19

Security	Shares or Principal	Value	% of Net Assets
Park Granada LLC
5.50%, 04/02/07[e]	$33,468,900	$33,468,901	0.42%
Sedna Finance Inc.
5.22%, 04/17/07[e]	9,048,867	9,029,185	0.11
Societe Generale
5.18%, 05/16/07	39,688,012	39,436,743	0.49
Tulip Funding Corp.
5.30%, 04/26/07[e]	21,453,752	21,377,948	0.27
Variable Funding Capital Corp.
5.41%, 04/02/07[e]	25,865,789	25,865,789	0.32
Other securities[a]		119,568,361	1.49

		560,103,087	6.96

MEDIUM-TERM NOTES[d]
K2 USA LLC
5.39%, 06/04/07[e]	11,906,404	11,906,404	0.15
Other securities[a]		28,892,873	0.36

		40,799,277	0.51

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[f,g]	16,341,585	16,341,585	0.20

		16,341,585	0.20

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[h]	$732,816,440	732,816,440	9.10

		732,816,440	9.10

TIME DEPOSITS[d]
Bank of Montreal
5.25%, 04/02/07	32,163,641	32,163,641	0.40
Credit Suisse First Boston NY
5.32%, 04/03/07	79,376,024	79,376,024	0.99

28	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2007

Security	Principal	Value	% of Net Assets
Danske Bank
5.46%, 04/02/07	$47,625,614	$47,625,614	0.59%
Deutsche Bank AG
5.25%, 04/02/07	27,789,863	27,789,863	0.34

		186,955,142	2.32

VARIABLE & FLOATING RATE NOTES[d]
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 04/08/08[e]	40,640,524	40,644,221	0.50
American Express Centurion Bank
5.41%, 07/19/07	17,462,725	17,468,753	0.22
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[e]	23,019,047	23,019,645	0.29
Beta Finance Inc.
5.29% - 5.53%,
04/25/07 - 07/25/07[e]	40,481,772	40,482,273	0.50
BNP Paribas
5.33%, 11/19/07[e]	29,369,129	29,369,129	0.36
Dorada Finance Inc.
5.32% - 5.53%,
06/27/07 - 07/17/07[e]	18,256,485	18,256,644	0.23
Fifth Third Bancorp
5.32%, 02/22/08[e]	31,750,410	31,750,410	0.39
Five Finance Inc.
5.30% - 5.49%,
06/29/07 - 07/13/07[e]	10,318,883	10,318,499	0.13
General Electric Capital Corp.
5.28% - 5.44%,
07/09/07 - 04/24/08	16,668,965	16,670,198	0.21

Security	Principal	Value	% of Net Assets
Granite Master Issuer PLC
5.29%, 08/20/07[e]	$55,563,217	$55,563,217	0.69%
Harrier Finance Funding LLC
5.11% - 5.36%,
06/06/07 - 08/15/07[e]	36,512,971	36,366,404	0.45
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	23,812,807	23,813,937	0.30
Holmes Financing PLC
5.29%, 07/16/07[e]	27,781,608	27,781,608	0.34
JP Morgan Securities Inc.
5.52%, 11/16/07	31,750,410	31,750,410	0.39
JPMorgan Chase & Co.
5.29% - 5.57%,
07/27/07 - 02/29/08[i]	43,656,813	43,656,814	0.54
K2 USA LLC
5.20% - 5.31%,
04/02/07 - 06/28/07[e]	11,906,404	11,906,253	0.15
Master Funding LLC
5.35%,
04/25/07 - 05/25/07[e]	28,729,834	28,729,834	0.36
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[i]	17,462,725	17,462,725	0.22
Metropolitan Life Global Funding I
5.35%, 04/04/08[e]	23,812,807	23,812,807	0.29

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2007

Security	Principal	Value	% of Net Assets
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[e]	$25,400,328	$25,400,122	0.31%
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[e]	52,388,176	52,392,851	0.65
Northern Rock PLC
5.38%, 02/01/08[e]	19,050,246	19,050,572	0.24
Pricoa Global Funding I
5.31%, 02/27/08[e]	21,431,526	21,431,526	0.27
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[e]	23,019,047	23,018,943	0.29
Tango Finance Corp.
5.27% - 5.33%,
04/25/07 - 07/16/07[e]	38,735,500	38,734,598	0.48
Wachovia Bank N.A.
5.48%, 05/22/07	40,164,268	40,164,302	0.50
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[e]	47,625,614	47,622,317	0.59
Other securities[a]		337,660,170	4.20

		1,134,299,182	14.09

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,742,753,156)		2,742,753,156	34.07

TOTAL INVESTMENTS IN
SECURITIES
(Cost: $12,222,255,192)		10,784,708,610	133.97

Other Assets, Less Liabilities		(2,734,807,319)	(33.97)

NET ASSETS		$8,049,901,291	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

Aggregated repurchase agreements dated 3/30/07 in the amount of $732,816,440, due 4/2/07 to 4/4/08, with a total maturity value of $733,793,315 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $800,491,947, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

[i]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

30	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$13,616,503	0.45%

		13,616,503	0.45

AEROSPACE & DEFENSE
BE Aerospace Inc.[b]	361,227	11,450,896	0.38
Other securities[a]		30,295,894	0.99

		41,746,790	1.37

AGRICULTURE
Other securities[a]		14,013,519	0.46

		14,013,519	0.46

AIRLINES
Other securities[a]		19,039,904	0.62

		19,039,904	0.62

APPAREL
Guess? Inc.	193,028	7,815,704	0.26
Other securities[a]		51,554,911	1.69

		59,370,615	1.95

AUTO MANUFACTURERS
Other securities[a]		1,510,847	0.05

		1,510,847	0.05

AUTO PARTS & EQUIPMENT
Other securities[a]		6,931,409	0.23

		6,931,409	0.23

BANKS
SVB Financial Group[b,c]	163,752	7,956,710	0.26
Other securities[a]		75,776,156	2.48

		83,732,866	2.74

BEVERAGES
Other securities[a]		8,499,637	0.28

		8,499,637	0.28

BIOTECHNOLOGY
Affymetrix Inc.[b]	314,869	9,468,111	0.31
Other securities[a]		97,731,756	3.20

		107,199,867	3.51

BUILDING MATERIALS
Genlyte Group Inc. (The)[b]	115,837	8,172,300	0.27
Other securities[a]		25,459,573	0.83

		33,631,873	1.10

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$33,537,173	1.10%

		33,537,173	1.10

COAL
Other securities[a]		7,409,622	0.24

		7,409,622	0.24

COMMERCIAL SERVICES
DeVry Inc.	280,840	8,242,654	0.27
Sotheby’s Holdings Inc. Class A	296,831	13,203,043	0.43
Strayer Education Inc.	66,950	8,368,750	0.27
Other securities[a]		215,769,967	7.08

		245,584,414	8.05

COMPUTERS
Brocade Communications Systems Inc.[b]	840,388	8,000,494	0.26
Henry (Jack) & Associates Inc.	371,200	8,927,360	0.29
Kronos Inc.[b]	147,687	7,901,254	0.26
MICROS Systems Inc.[b]	181,392	9,793,354	0.32
Other securities[a]		61,349,066	2.02

		95,971,528	3.15

COSMETICS & PERSONAL CARE
Other securities[a]		4,196,534	0.14

		4,196,534	0.14

DISTRIBUTION & WHOLESALE
Other securities[a]		27,826,890	0.91

		27,826,890	0.91

DIVERSIFIED FINANCIAL SERVICES
International Securities Exchange Holdings Inc.	177,609	8,667,319	0.28
Other securities[a]		51,067,421	1.68

		59,734,740	1.96

ELECTRIC
Other securities[a]		6,005,243	0.20

		6,005,243	0.20

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
General Cable Corp.[b]	217,131	$11,601,309	0.38%
Other securities[a]		28,733,170	0.94

		40,334,479	1.32

ELECTRONICS
FLIR Systems Inc.[b,c]	305,724	10,905,175	0.36
Other securities[a]		85,775,909	2.81

		96,681,084	3.17

ENERGY - ALTERNATE SOURCES
Other securities[a]		22,387,812	0.73

		22,387,812	0.73

ENGINEERING & CONSTRUCTION
Other securities[a]		8,038,306	0.26

		8,038,306	0.26

ENTERTAINMENT
Other securities[a]		33,581,712	1.10

		33,581,712	1.10

ENVIRONMENTAL CONTROL
Other securities[a]		19,770,472	0.65

		19,770,472	0.65

FOOD
Other securities[a]		22,135,205	0.73

		22,135,205	0.73

FOREST PRODUCTS & PAPER
Other securities[a]		5,630,083	0.18

		5,630,083	0.18

HAND & MACHINE TOOLS
Other securities[a]		12,923,668	0.42

		12,923,668	0.42

HEALTH CARE - PRODUCTS
Hologic Inc.[b]	245,682	14,161,110	0.46
Immucor Inc.[b]	316,550	9,316,067	0.31
Kyphon Inc.[b]	206,388	9,316,354	0.31
Other securities[a]		152,036,908	4.98

		184,830,439	6.06

HEALTH CARE - SERVICES
Psychiatric Solutions Inc.[b]	246,982	9,955,844	0.33
Other securities[a]		53,809,172	1.76

		63,765,016	2.09

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$1,880,151	0.06%

		1,880,151	0.06

HOME BUILDERS
Other securities[a]		16,408,054	0.54

		16,408,054	0.54

HOME FURNISHINGS
Other securities[a]		16,322,118	0.53

		16,322,118	0.53

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		14,274,285	0.47

		14,274,285	0.47

HOUSEWARES
Other securities[a]		916,340	0.03

		916,340	0.03

INSURANCE
Other securities[a]		7,694,762	0.25

		7,694,762	0.25

INTERNET
aQuantive Inc.[b,c]	355,292	9,916,200	0.32
Digital River Inc.[b,c]	184,360	10,185,890	0.33
Equinix Inc.[b]	133,433	11,425,868	0.37
ValueClick Inc.[b]	447,174	11,684,657	0.38
WebEx Communications Inc.[b]	204,155	11,608,253	0.38
Other securities[a]		104,488,830	3.44

		159,309,698	5.22

INVESTMENT COMPANIES
Other securities[a]		2,874,735	0.09

		2,874,735	0.09

IRON & STEEL
AK Steel Holding Corp.[b]	513,095	12,001,292	0.39
Other securities[a]		6,876,413	0.23

		18,877,705	0.62

LEISURE TIME
Other securities[a]		23,821,767	0.78

		23,821,767	0.78

LODGING
Other securities[a]		5,278,388	0.17

		5,278,388	0.17

32	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MACHINERY
Wabtec Corp.	223,536	$7,709,757	0.25%
Other securities[a]		48,456,032	1.59

		56,165,789	1.84

MANUFACTURING
Acuity Brands Inc.	209,435	11,401,641	0.37
Hexcel Corp.[b,c]	435,714	8,648,923	0.28
Other securities[a]		50,457,982	1.66

		70,508,546	2.31

MEDIA
Other securities[a]		25,605,805	0.84

		25,605,805	0.84

METAL FABRICATE & HARDWARE
Other securities[a]		27,870,768	0.91

		27,870,768	0.91

MINING
RTI International Metals Inc.[b]	106,244	9,669,266	0.32
Other securities[a]		19,426,597	0.63

		29,095,863	0.95

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		1,422,291	0.05

		1,422,291	0.05

OFFICE FURNISHINGS
Herman Miller Inc.	309,520	10,365,825	0.34
Other securities[a]		7,294,463	0.24

		17,660,288	0.58

OIL & GAS
Other securities[a]		98,528,850	3.23

		98,528,850	3.23

OIL & GAS SERVICES
Other securities[a]		56,016,867	1.84

		56,016,867	1.84

PACKAGING & CONTAINERS
Other securities[a]		6,329,178	0.21

		6,329,178	0.21

PHARMACEUTICALS
Medicis Pharmaceutical Corp. Class Ac	250,772	7,728,793	0.25

Security	Shares	Value	% of Net Assets
MGI Pharma Inc.[b]	359,920	$8,087,402	0.27%
OSI Pharmaceuticals Inc.[b]	265,650	8,766,450	0.29
Other securities[a]		146,196,571	4.79

		170,779,216	5.60

REAL ESTATE
Other securities[a]		3,197,322	0.10

		3,197,322	0.10

REAL ESTATE INVESTMENT TRUSTS
Corporate Office Properties Trust	168,838	7,712,520	0.25
Washington Real Estate Investment Trust	207,312	7,757,615	0.25
Other securities[a]		69,450,179	2.28

		84,920,314	2.78

RETAIL
Aeropostale Inc.[b]	254,386	10,233,949	0.34
Men’s Wearhouse Inc. (The)	222,215	10,455,216	0.34
Other securities[a]		203,873,671	6.68

		224,562,836	7.36

SAVINGS & LOANS
Other securities[a]		6,002,966	0.20

		6,002,966	0.20

SEMICONDUCTORS
FormFactor Inc.[b]	213,643	9,560,524	0.31
Tessera Technologies Inc.[b]	215,475	8,562,977	0.28
Varian Semiconductor Equipment Associates Inc.[b]	229,025	12,225,355	0.40
Other securities[a]		100,596,811	3.30

		130,945,667	4.29

SOFTWARE
Nuance Communications Inc.[b,c]	586,123	8,973,543	0.29
THQ Inc.[b]	237,699	8,126,929	0.27
Other securities[a]		137,810,470	4.52

		154,910,942	5.08

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2007

Security	Shares or Principal	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$4,118,844	0.14%

		4,118,844	0.14

TELECOMMUNICATIONS
CommScope Inc.[b,c]	270,605	11,608,955	0.38
Sonus Networks Inc.[b]	1,178,450	9,510,092	0.31
Time Warner Telecom Inc. Class Ab,c	520,006	10,800,525	0.35
Other securities[a]		122,290,045	4.01

		154,209,617	5.05

TOYS, GAMES & HOBBIES
Other securities[a]		5,240,129	0.17

		5,240,129	0.17

TRANSPORTATION
American Commercial Lines Inc.[b]	287,144	9,030,679	0.30
Other securities[a]		52,346,974	1.71

		61,377,653	2.01

TRUCKING & LEASING
Other securities[a]		3,797,792	0.12

		3,797,792	0.12

TOTAL COMMON STOCKS
(Cost: $3,192,287,729)		3,040,563,796	99.64

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$3,538,195	3,538,195	0.12
Deutsche Bank AG
5.35%, 08/08/07	4,422,744	4,422,744	0.14

		7,960,939	0.26

COMMERCIAL PAPER[d]
Nationwide Building Society
5.21%, 04/13/07[e]	1,680,643	1,677,967	0.05
Other securities[a]		60,738,677	1.99

		62,416,644	2.04

Security	Shares or Principal	Value	% of Net Assets
MEDIUM-TERM NOTES[d]
Other securities[a]		$4,546,580	0.15%

		4,546,580	0.15

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[f,g]	6,019,516	6,019,516	0.20

		6,019,516	0.20

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[h]	$81,663,435	81,663,435	2.68

		81,663,435	2.68

TIME DEPOSITS[d]
Credit Suisse First Boston NY
5.32%, 04/03/07	8,845,488	8,845,488	0.29
Deutsche Bank AG
5.25%, 04/02/07	3,096,841	3,096,841	0.10
Other securities[a]		8,891,538	0.29

		20,833,867	0.68

VARIABLE & FLOATING RATE NOTES[d]
Nationwide Building Society
5.36% - 5.48%,
07/20/07 - 04/04/08[e]	5,838,022	5,838,544	0.19
Other securities[a]		120,565,239	3.95

		126,403,783	4.14

TOTAL SHORT-TERM INVESTMENTS
(Cost: $309,844,764)		309,844,764	10.15

TOTAL INVESTMENTS IN
SECURITIES (Cost: $3,502,132,493)		3,350,408,560	109.79

Other Assets, Less Liabilities		(298,735,956)	(9.79)

NET ASSETS		$3,051,672,604	100.00%

34	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2007

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

Aggregated repurchase agreements dated 3/30/07 in the amount of $81,663,435, due 4/2/07 to 4/4/08, with a total maturity value of $81,772,296 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $89,205,045, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,100,703	0.09%

		4,100,703	0.09
AEROSPACE & DEFENSE
Other securities[a]		50,829,080	1.13

		50,829,080	1.13
AGRICULTURE
Other securities[a]		20,038,913	0.45

		20,038,913	0.45
AIRLINES
Other securities[a]		23,479,906	0.52

		23,479,906	0.52
APPAREL
Other securities[a]		59,887,179	1.33

		59,887,179	1.33
AUTO MANUFACTURERS
Other securities[a]		3,044,879	0.07

		3,044,879	0.07
AUTO PARTS & EQUIPMENT
Lear Corp.[b]	482,088	17,601,033	0.39
Other securities[a]		59,531,334	1.33

		77,132,367	1.72
BANKS
First Midwest Bancorp Inc.	314,679	11,564,453	0.26
FirstMerit Corp.	504,766	10,655,610	0.24
Other securities[a]		479,265,508	10.68

		501,485,571	11.18
BEVERAGES
Other securities[a]		1,591,086	0.04

		1,591,086	0.04
BIOTECHNOLOGY
Other securities[a]		33,216,422	0.74

		33,216,422	0.74
BUILDING MATERIALS
Other securities[a]		21,183,547	0.47

		21,183,547	0.47

Security	Shares	Value	% of Net Assets
CHEMICALS
CF Industries Holdings Inc.	347,372	$13,391,191	0.30%
Other securities[a]		110,132,855	2.45

		123,524,046	2.75
COAL
Other securities[a]		628,320	0.01

		628,320	0.01
COMMERCIAL SERVICES
Rent-A-Center Inc.[b]	438,160	12,259,717	0.27
Other securities[a]		154,677,069	3.45

		166,936,786	3.72
COMPUTERS
Brocade Communications Systems Inc.[b]	1,356,116	12,910,224	0.29
Other securities[a]		96,333,181	2.14

		109,243,405	2.43
COSMETICS & PERSONAL CARE
Other securities[a]		7,668,003	0.17

		7,668,003	0.17
DISTRIBUTION & WHOLESALE
United Stationers Inc.[b]	187,401	11,229,068	0.25
Other securities[a]		17,707,074	0.40

		28,936,142	0.65
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		68,525,591	1.53

		68,525,591	1.53
ELECTRIC
Duquesne Light Holdings Inc.	559,488	11,072,268	0.25
PNM Resources Inc.	479,439	15,485,880	0.34
Westar Energy Inc.	550,231	15,142,357	0.34
Other securities[a]		107,335,563	2.39

		149,036,068	3.32
ELECTRICAL COMPONENTS & EQUIPMENT
Belden CDT Inc.	268,431	14,385,217	0.32
Other securities[a]		24,189,295	0.54

		38,574,512	0.86

36	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$86,956,758	1.94%

		86,956,758	1.94

ENERGY - ALTERNATE SOURCES
Other securities[a]		9,313,286	0.21

		9,313,286	0.21

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	198,306	11,696,088	0.26
Washington Group International Inc.[b]	182,503	12,121,849	0.27
Other securities[a]		26,658,747	0.60

		50,476,684	1.13

ENTERTAINMENT
Other securities[a]		27,486,371	0.61

		27,486,371	0.61

ENVIRONMENTAL CONTROL
Other securities[a]		30,716,645	0.68

		30,716,645	0.68

FOOD
Other securities[a]		95,346,121	2.13

		95,346,121	2.13

FOREST PRODUCTS & PAPER
Potlatch Corp.	244,677	11,201,313	0.25
Other securities[a]		32,764,001	0.73

		43,965,314	0.98

GAS
Nicor Inc.	280,651	13,589,121	0.30
Piedmont Natural Gas Co.[c]	481,722	12,707,826	0.28
Other securities[a]		51,323,847	1.15

		77,620,794	1.73

HAND & MACHINE TOOLS
Other securities[a]		9,438,010	0.21

		9,438,010	0.21

HEALTH CARE - PRODUCTS
Steris Corp.	426,939	11,339,500	0.25
Other securities[a]		40,881,094	0.91

		52,220,594	1.16

Security	Shares	Value	% of Net Assets

HEALTH CARE - SERVICES
Other securities[a]		$59,678,532	1.33%

		59,678,532	1.33

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		6,862,107	0.15

		6,862,107	0.15

HOME BUILDERS
Other securities[a]		26,687,224	0.59

		26,687,224	0.59

HOME FURNISHINGS
Other securities[a]		22,911,663	0.51

		22,911,663	0.51

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		50,977,008	1.14

		50,977,008	1.14

HOUSEWARES
Other securities[a]		2,067,326	0.05

		2,067,326	0.05

INSURANCE
Ohio Casualty Corp.	381,045	11,412,298	0.25
ProAssurance Corp.[b]	209,453	10,713,521	0.24
Zenith National Insurance Corp.	233,449	11,035,134	0.25
Other securities[a]		188,746,912	4.21

		221,907,865	4.95

INTERNET
Other securities[a]		77,860,456	1.74

		77,860,456	1.74

INVESTMENT COMPANIES
Apollo Investment Corp.	651,273	13,937,242	0.31
Other securities[a]		26,141,323	0.58

		40,078,565	0.89

IRON & STEEL
Chaparral Steel Co.	235,436	13,695,312	0.30
Cleveland-Cliffs Inc.	170,306	10,901,287	0.24
Other securities[a]		22,341,916	0.51

		46,938,515	1.05

LEISURE TIME
Other securities[a]		21,085,223	0.47

		21,085,223	0.47

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
LODGING
Gaylord Entertainment Co.[b]	256,260	$13,548,466	0.30%
Other securities[a]		14,434,939	0.32

		27,983,405	0.62

MACHINERY
Other securities[a]		40,498,084	0.90

		40,498,084	0.90

MANUFACTURING
AptarGroup Inc.	221,517	14,826,133	0.33
Other securities[a]		44,864,006	1.00

		59,690,139	1.33

MEDIA
Belo Corp.	574,373	10,723,544	0.24
Other securities[a]		75,852,237	1.69

		86,575,781	1.93

METAL FABRICATE & HARDWARE
Other securities[a]		32,974,476	0.74

		32,974,476	0.74

MINING
Other securities[a]		27,282,366	0.61

		27,282,366	0.61

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		14,420,133	0.32

		14,420,133	0.32

OFFICE FURNISHINGS
Other securities[a]		158,445	0.00

		158,445	0.00

OIL & GAS
Other securities[a]		104,921,615	2.34

		104,921,615	2.34

OIL & GAS SERVICES
Hanover Compressor Co.[b]	645,921	14,371,742	0.32
Lone Star Technologies Inc.[b]	183,055	12,087,122	0.27
Universal Compression
Holdings Inc.[b]	190,199	12,872,668	0.29
Other securities[a]		21,650,853	0.48

		60,982,385	1.36

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Greif Inc. Class A	104,032	$11,558,996	0.26%
Other securities[a]		4,908,454	0.11

		16,467,450	0.37

PHARMACEUTICALS
NBTY Inc.[b]	310,382	16,462,661	0.37
Other securities[a]		37,401,296	0.83

		53,863,957	1.20

REAL ESTATE
Other securities[a]		8,138,222	0.18

		8,138,222	0.18

REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.	150,243	15,079,890	0.34
BioMed Realty Trust Inc.	412,946	10,860,480	0.24
First Industrial Realty Trust Inc.	283,039	12,821,667	0.29
Healthcare Realty Trust Inc.	302,762	11,293,023	0.25
Highwoods Properties Inc.	341,699	13,493,694	0.30
KKR Financial Corp.	508,850	13,957,756	0.31
LaSalle Hotel Properties	252,637	11,712,251	0.26
Nationwide Health Properties Inc.	562,144	17,572,621	0.39
Post Properties Inc.	271,421	12,412,082	0.28
RAIT Financial Trust	393,658	10,998,805	0.25
Realty Income Corp.	630,975	17,793,495	0.40
Senior Housing Properties Trust	470,687	11,249,419	0.25
Other securities[a]		346,431,534	7.71

		505,676,717	11.27

RETAIL
Big Lots Inc.[b,c]	712,788	22,296,009	0.50
Jack in the Box Inc.[b]	222,922	15,410,598	0.34
Payless ShoeSource Inc.[b]	367,895	12,214,114	0.27
Regis Corp.	288,033	11,627,892	0.26
Other securities[a]		211,284,898	4.71

		272,833,511	6.08

38	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$125,372,165	2.79%

		125,372,165	2.79
SEMICONDUCTORS
Other securities[a]		97,567,216	2.17

		97,567,216	2.17
SOFTWARE
Sybase Inc.[b]	536,742	13,568,838	0.30
Other securities[a]		104,730,426	2.34

		118,299,264	2.64
STORAGE & WAREHOUSING
Other securities[a]		422,990	0.01

		422,990	0.01
TELECOMMUNICATIONS
Andrew Corp.[b]	1,008,812	10,683,319	0.24
Other securities[a]		173,634,281	3.87

		184,317,600	4.11
TEXTILES
Other securities[a]		7,185,063	0.16

		7,185,063	0.16
TOYS, GAMES & HOBBIES
Other securities[a]		15,113,304	0.34

		15,113,304	0.34
TRANSPORTATION
Other securities[a]		44,830,546	1.00

		44,830,546	1.00
TRUCKING & LEASING
Other securities[a]		6,010,310	0.13

		6,010,310	0.13
WATER
Other securities[a]		17,904,544	0.40

		17,904,544	0.40

TOTAL COMMON STOCKS
(Cost: $4,267,569,731)		4,479,147,275	99.83

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		5,749,027	0.13

		5,749,027	0.13

Security	Shares or Principal	Value	% of Net Assets
COMMERCIAL PAPER[d]
Other securities[a]		$45,074,449	1.01%

		45,074,449	1.01
MEDIUM-TERM NOTES[d]
Other securities[a]		3,283,332	0.07

		3,283,332	0.07
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	6,134,073	6,134,073	0.14

		6,134,073	0.14
REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$58,973,608	58,973,608	1.31

		58,973,608	1.31
TIME DEPOSITS[d]
Other securities[a]		15,045,267	0.34

		15,045,267	0.34
VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		91,283,044	2.03

		91,283,044	2.03

TOTAL SHORT-TERM INVESTMENTS
(Cost: $225,542,800)		225,542,800	5.03

TOTAL INVESTMENTS IN
SECURITIES (Cost: $4,493,112,531)		4,704,690,075	104.86

SHORT POSITIONS[h]

COMMON STOCKS
Kraft Foods Inc.	(73,455)	(1,292,073)	(0.03)

		(1,292,073)	(0.03)

TOTAL SHORT POSITIONS
(Proceeds: $1,291,533)		(1,292,073)	(0.03)

Other Assets, Less Liabilities		(216,852,861)	(4.83)

NET ASSETS		$4,486,545,141	100.00%

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2007

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
g	Aggregated repurchase agreements dated 3/30/07 in the amount of $58,973,608, due 4/2/07 to 4/4/08, with a total maturity value of $59,052,219 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $64,419,811, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.
[h]	See Note 1.

See notes to financial statements.

40	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2007

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,116,849,541	$7,997,225,023	$8,337,700,182	$12,205,913,607
Affiliated issuers (Note 2)	4,878,960	14,232,704	12,253,577	16,341,585

Total cost of investments	$3,121,728,501	$8,011,457,727	$8,349,953,759	$12,222,255,192

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,233,562,577	$8,620,281,917	$9,586,426,325	$10,768,367,025
Affiliated issuers (Note 2)	4,878,960	14,232,704	12,253,577	16,341,585

Total value of investments	3,238,441,537	8,634,514,621	9,598,679,902	10,784,708,610
Receivables:
Investment securities sold	3,160,847	28,529,747	21,760,613	113,309,359
Dividends and interest	3,709,385	7,628,011	13,460,458	12,090,532
Capital shares sold	–	35,000	–	–

Total Assets	3,245,311,769	8,670,707,379	9,633,900,973	10,910,108,501

LIABILITIES
Payables:
Investment securities purchased	6,417,077	37,863,670	35,958,695	114,790,369
Collateral for securities on loan (Note 5)	16,625,482	110,205,689	80,282,008	2,726,411,571
Capital shares redeemed	226,482	–	–	17,209,172
Short positions, at value (Proceeds: $ –, $24,548,267, $ – and $ –, respectively) (Note 1)	–	24,513,800	–	–
Investment advisory fees (Note 2)	405,480	1,416,232	1,602,177	1,796,098

Total Liabilities	23,674,521	173,999,391	117,842,880	2,860,207,210

NET ASSETS	$3,221,637,248	$8,496,707,988	$9,516,058,093	$8,049,901,291

Net assets consist of:
Paid-in capital	$3,162,654,611	$8,188,482,236	$8,341,462,795	$9,870,591,389
Undistributed net investment income	216,075	3,370,424	520,376	827,544
Accumulated net realized loss	(57,946,474)	(318,236,033)	(74,651,221)	(383,971,060)
Net unrealized appreciation (depreciation)	116,713,036	623,091,361	1,248,726,143	(1,437,546,582)

NET ASSETS	$3,221,637,248	$8,496,707,988	$9,516,058,093	$8,049,901,291

Shares outstanding[b]	41,600,000	152,850,000	114,450,000	101,300,000

Net asset value per share	$77.44	$55.59	$83.15	$79.47

[a]	Securities on loan with market values of $16,118,585, $107,193,443, $78,424,543 and $2,652,230,003, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2007

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,496,112,977	$4,486,978,458
Affiliated issuers (Note 2)	6,019,516	6,134,073

Total cost of investments	$3,502,132,493	$4,493,112,531

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,344,389,044	$4,698,556,002
Affiliated issuers (Note 2)	6,019,516	6,134,073

Total value of investments	3,350,408,560	4,704,690,075
Receivables:
Investment securities sold	31,658,978	42,700,230
Dividends and interest	1,358,655	7,636,615
Capital shares sold	215,705	–

Total Assets	3,383,641,898	4,755,026,920

LIABILITIES
Payables:
Investment securities purchased	27,459,762	46,767,205
Collateral for securities on loan (Note 5)	303,825,248	219,408,727
Capital shares redeemed	–	47,658
Short positions, at value (Proceeds: $ – and $1,291,533, respectively) (Note 1)	–	1,292,073
Investment advisory fees (Note 2)	684,284	966,116

Total Liabilities	331,969,294	268,481,779

NET ASSETS	$3,051,672,604	$4,486,545,141

Net assets consist of:
Paid-in capital	$3,339,877,369	$4,321,732,896
Undistributed net investment income	169,997	1,049,416
Accumulated net realized loss	(136,650,829)	(47,814,175)
Net unrealized appreciation (depreciation)	(151,723,933)	211,577,004

NET ASSETS	$3,051,672,604	$4,486,545,141

Shares outstanding[b]	37,850,000	55,450,000

Net asset value per share	$80.63	$80.91

[a]	Securities on loan with market values of $295,449,926 and $215,063,203, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2007

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$54,092,481	$84,064,058	$196,485,974	$115,194,558
Interest from affiliated issuers (Note 2)	179,299	401,468	493,652	671,192
Securities lending income	212,966	576,130	731,124	8,120,290

Total investment income	54,484,746	85,041,656	197,710,750	123,986,040

EXPENSES
Investment advisory fees (Note 2)	4,288,636	13,130,121	15,539,653	19,597,396

Total expenses	4,288,636	13,130,121	15,539,653	19,597,396

Net investment income	50,196,110	71,911,535	182,171,097	104,388,644

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(22,907,688)	(78,744,645)	(32,949,513)	(369,986,247)
In-kind redemptions	298,758,413	184,599,211	391,171,245	1,379,175,355

Net realized gain	275,850,725	105,854,566	358,221,732	1,009,189,108

Net change in unrealized appreciation (depreciation) on:
Investments	18,981,139	278,916,719	667,118,432	(884,210,667)
Short positions (Note 1)	–	34,467	–	127

Net change in unrealized appreciation (depreciation)	18,981,139	278,951,186	667,118,432	(884,210,540)

Net realized and unrealized gain	294,831,864	384,805,752	1,025,340,164	124,978,568

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$345,027,974	$456,717,287	$1,207,511,261	$229,367,212

[a]	Net of foreign withholding tax of $3,762, $ –, $21,005 and $94,814, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2007

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$12,809,291	$69,246,727
Interest from affiliated issuers (Note 2)	175,465	302,225
Securities lending income	3,289,310	2,076,258

Total investment income	16,274,066	71,625,210

EXPENSES
Investment advisory fees (Note 2)	6,861,855	9,532,263

Total expenses	6,861,855	9,532,263

Net investment income	9,412,211	62,092,947

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	1,469,315	(7,789,111)
In-kind redemptions	509,428,876	543,428,001

Net realized gain	510,898,191	535,638,890

Net change in unrealized appreciation (depreciation) on:
Investments	(539,039,585)	(214,007,266)
Short positions (Note 1)	45	(502)

Net change in unrealized appreciation (depreciation)	(539,039,540)	(214,007,768)

Net realized and unrealized gain (loss)	(28,141,349)	321,631,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,729,138)	$383,724,069

[a]	Net of foreign withholding tax of $35,997 and $31,504, respectively.

See notes to financial statements.

44	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$50,196,110	$40,005,891	$71,911,535	$42,543,111
Net realized gain	275,850,725	258,959,809	105,854,566	98,152,932
Net change in unrealized appreciation (depreciation)	18,981,139	(21,222,857)	278,951,186	383,452,261

Net increase in net assets resulting from operations	345,027,974	277,742,843	456,717,287	524,148,304

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,050,948)	(38,673,622)	(68,834,878)	(41,700,972)

Total distributions to shareholders	(50,050,948)	(38,673,622)	(68,834,878)	(41,700,972)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,496,721,427	1,701,626,896	3,176,432,435	3,355,505,478
Cost of shares redeemed	(2,105,809,163)	(1,389,740,419)	(921,672,045)	(1,113,879,262)

Net increase in net assets from capital share transactions	390,912,264	311,886,477	2,254,760,390	2,241,626,216

INCREASE IN NET ASSETS	685,889,290	550,955,698	2,642,642,799	2,724,073,548

NET ASSETS
Beginning of year	2,535,747,958	1,984,792,260	5,854,065,189	3,129,991,641

End of year	$3,221,637,248	$2,535,747,958	$8,496,707,988	$5,854,065,189

Undistributed net investment income included in net assets at end of year	$216,075	$649,953	$3,370,424	$737,776

SHARES ISSUED AND REDEEMED
Shares sold	35,000,000	25,700,000	58,900,000	66,850,000
Shares redeemed	(29,350,000)	(21,050,000)	(17,450,000)	(22,150,000)

Net increase in shares outstanding	5,650,000	4,650,000	41,450,000	44,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Value Index Fund		iShares Russell 2000 Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 30, 2006[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$182,171,097	$129,829,502	$104,388,644	$89,565,817
Net realized gain	358,221,732	438,741,871	1,009,189,108	1,517,986,078
Net change in unrealized appreciation (depreciation)	667,118,432	135,359,877	(884,210,540)	153,416,364

Net increase in net assets resulting from operations	1,207,511,261	703,931,250	229,367,212	1,760,968,259

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(180,706,150)	(126,175,688)	(97,907,889)	(79,680,127)
Return of capital	(1,893,651)	(1,725,054)	(11,098,007)	(5,057,568)

Total distributions to shareholders	(182,599,801)	(127,900,742)	(109,005,896)	(84,737,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,824,541,147	1,961,351,651	110,028,174,079	34,152,753,808
Cost of shares redeemed	(1,427,669,907)	(1,234,485,971)	(111,307,356,017)	(33,528,367,599)

Net increase (decrease) in net assets from capital share transactions	2,396,871,240	726,865,680	(1,279,181,938)	624,386,209

INCREASE (DECREASE) IN NET ASSETS	3,421,782,700	1,302,896,188	(1,158,820,622)	2,300,616,773

NET ASSETS
Beginning of year	6,094,275,393	4,791,379,205	9,208,721,913	6,908,105,140

End of year	$9,516,058,093	$6,094,275,393	$8,049,901,291	$9,208,721,913

Undistributed net investment income included in net assets at end of year	$520,376	$1,185,940	$827,544	$2,038,772

SHARES ISSUED AND REDEEMED
Shares sold	49,550,000	28,600,000	1,469,500,000	510,500,000
Shares redeemed	(18,700,000)	(17,700,000)	(1,489,400,000)	(502,300,000)

Net increase (decrease) in shares outstanding	30,850,000	10,900,000	(19,900,000)	8,200,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005.

See notes to financial statements.

46	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,412,211	$10,241,135	$62,092,947	$52,261,481
Net realized gain	510,898,191	263,849,070	535,638,890	422,515,009
Net change in unrealized appreciation (depreciation)	(539,039,540)	323,802,713	(214,007,768)	156,062,250

Net increase (decrease) in net assets resulting from operations	(18,729,138)	597,892,918	383,724,069	630,838,740

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,451,823)	(9,081,699)	(64,691,661)	(45,788,329)
Return of capital	–	–	–	(3,228,302)

Total distributions to shareholders	(10,451,823)	(9,081,699)	(64,691,661)	(49,016,631)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,746,297,788	1,283,119,908	3,295,813,870	1,337,501,405
Cost of shares redeemed	(3,375,614,566)	(1,267,493,544)	(2,632,513,160)	(1,126,443,994)

Net increase in net assets from capital share transactions	370,683,222	15,626,364	663,300,710	211,057,411

INCREASE IN NET ASSETS	341,502,261	604,437,583	982,333,118	792,879,520

NET ASSETS
Beginning of year	2,710,170,343	2,105,732,760	3,504,212,023	2,711,332,503

End of year	$3,051,672,604	$2,710,170,343	$4,486,545,141	$3,504,212,023

Undistributed net investment income included in net assets at end of year	$169,997	$745,561	$1,049,416	$3,632,658

SHARES ISSUED AND REDEEMED
Shares sold	48,550,000	18,850,000	43,900,000	19,800,000
Shares redeemed	(44,650,000)	(18,450,000)	(35,350,000)	(17,000,000)

Net increase in shares outstanding	3,900,000	400,000	8,550,000	2,800,000

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$70.54	$63.41	$60.52	$45.17	$60.81

Income from investment operations:
Net investment income	1.29 [a]	1.14	1.20	0.88	0.72
Net realized and unrealized gain (loss)[b]	6.87	7.09	3.08	15.36	(15.64)

Total from investment operations	8.16	8.23	4.28	16.24	(14.92)

Less distributions from:
Net investment income	(1.26)	(1.10)	(1.18)	(0.89)	(0.72)
Return of capital	–	–	(0.21)	–	–

Total distributions	(1.26)	(1.10)	(1.39)	(0.89)	(0.72)

Net asset value, end of year	$77.44	$70.54	$63.41	$60.52	$45.17

Total return	11.67%	13.06%	7.12%	36.12%	(24.59)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,221,637	$2,535,748	$1,984,792	$2,084,785	$919,140
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.76%	1.72%	1.87%	1.62%	1.66%
Portfolio turnover rate[c]	7%	7%	5%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$52.55	$46.93	$47.03	$35.97	$49.59

Income from investment operations:
Net investment income	0.58 [a]	0.44	0.53	0.37	0.31
Net realized and unrealized gain (loss)[b]	2.99	5.61	(0.06)	11.07	(13.63)

Total from investment operations	3.57	6.05	0.47	11.44	(13.32)

Less distributions from:
Net investment income	(0.53)	(0.43)	(0.53)	(0.38)	(0.30)
Return of capital	–	–	(0.04)	–	–

Total distributions	(0.53)	(0.43)	(0.57)	(0.38)	(0.30)

Net asset value, end of year	$55.59	$52.55	$46.93	$47.03	$35.97

Total return	6.84%	12.93%	0.98%	31.88%	(26.87)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,496,708	$5,854,065	$3,129,992	$1,646,146	$915,350
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.10%	0.96%	1.27%	0.87%	0.92%
Portfolio turnover rate[c]	15%	18%	14%	9%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$72.90	$65.91	$59.75	$43.45	$57.62

Income from investment operations:
Net investment income	1.83 [a]	1.59	1.40	1.15	1.02
Net realized and unrealized gain (loss)[b]	10.17	6.97	6.30	16.32	(14.18)

Total from investment operations	12.00	8.56	7.70	17.47	(13.16)

Less distributions from:
Net investment income	(1.73)	(1.55)	(1.54)	(1.17)	(1.01)
Return of capital	(0.02)	(0.02)	–	–	–

Total distributions	(1.75)	(1.57)	(1.54)	(1.17)	(1.01)

Net asset value, end of year	$83.15	$72.90	$65.91	$59.75	$43.45

Total return	16.63%	13.10%	13.02%	40.48%	(22.95)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,516,058	$6,094,275	$4,791,379	$2,706,693	$984,133
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.34%	2.38%	2.42%	2.29%	2.29%
Portfolio turnover rate[c]	14%	7%	15%	12%	20%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]

Net asset value, beginning of year	$75.98	$61.14	$58.80	$36.31	$50.39

Income from investment operations:
Net investment income	0.80 [b]	0.81	0.74	0.50	0.51
Net realized and unrealized gain (loss)[c]	3.51	14.80	2.36	22.48	(14.07)

Total from investment operations	4.31	15.61	3.10	22.98	(13.56)

Less distributions from:
Net investment income	(0.74)	(0.72)	(0.61)	(0.45)	(0.52)
Return of capital	(0.08)	(0.05)	(0.15)	(0.04)	–

Total distributions	(0.82)	(0.77)	(0.76)	(0.49)	(0.52)

Net asset value, end of year	$79.47	$75.98	$61.14	$58.80	$36.31

Total return	5.73%	25.69%	5.27%	63.44%	(26.99)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,049,901	$9,208,722	$6,908,105	$5,280,402	$1,706,545
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.07%	1.19%	1.20%	1.08%	1.28%
Portfolio turnover rate[d]	25%	20%	17%	26%	30%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$79.83	$62.76	$62.52	$38.56	$56.68

Income from investment operations:
Net investment income	0.26 [a]	0.30	0.20	0.20	0.21
Net realized and unrealized gain (loss)[b]	0.83	17.04	0.25	23.97	(18.14)

Total from investment operations	1.09	17.34	0.45	24.17	(17.93)

Less distributions from:
Net investment income	(0.29)	(0.27)	(0.17)	(0.21)	(0.19)
Return of capital	–	–	(0.04)	–	–

Total distributions	(0.29)	(0.27)	(0.21)	(0.21)	(0.19)

Net asset value, end of year	$80.63	$79.83	$62.76	$62.52	$38.56

Total return	1.38%	27.67%	0.74%	62.76%	(31.65)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,051,673	$2,710,170	$2,105,733	$1,522,368	$638,186
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.34%	0.45%	0.37%	0.38%	0.58%
Portfolio turnover rate[c]	43%	38%	22%	37%	41%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]

Net asset value, beginning of year	$74.72	$61.48	$57.08	$35.30	$46.94

Income from investment operations:
Net investment income	1.24 [b]	1.15	0.99	0.74	0.74
Net realized and unrealized gain (loss)[c]	6.22	13.18	4.45	21.75	(11.63)

Total from investment operations	7.46	14.33	5.44	22.49	(10.89)

Less distributions from:
Net investment income	(1.27)	(1.02)	(1.04)	(0.66)	(0.75)
Return of capital	–	(0.07)	–	(0.05)	–

Total distributions	(1.27)	(1.09)	(1.04)	(0.71)	(0.75)

Net asset value, end of year	$80.91	$74.72	$61.48	$57.08	$35.30

Total return	10.11%	23.51%	9.58%	64.00%	(23.35)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,486,545	$3,504,212	$2,711,333	$1,712,273	$635,447
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.63%	1.80%	1.84%	1.64%	1.85%
Portfolio turnover rate[d]	36%	14%	23%	16%	45%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2007, the Trust offered 103 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

54	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2007, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell 1000	$64,840	$90,522,960	$(31,605,163)	$58,982,637
Russell 1000 Growth	3,196,458	548,313,056	(243,283,762)	308,225,752
Russell 1000 Value	–	1,193,095,967	(18,500,669)	1,174,595,298
Russell 2000	–	(1,450,617,740)	(370,072,358)	(1,820,690,098)
Russell 2000 Growth	–	(167,253,200)	(120,951,565)	(288,204,765)
Russell 2000 Value	–	176,718,197	(11,905,952)	164,812,245

For the years ended March 31, 2007 and March 31, 2006, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2007.

From November 1, 2006 to March 31, 2007, the iShares Russell 1000 Index Fund and iShares Russell 1000 Value Index Fund incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses of $585,157 and $819,513, respectively, and treat them as arising in the year ending March 31, 2008.

The Funds had tax basis net capital loss carryforwards as of March 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Russell 1000	$11,319,502	$9,766,316	$5,661,012	$–	$3,566,065	$707,111	$31,020,006
Russell 1000 Growth	20,107,067	68,492,707	23,134,640	16,440,477	76,953,145	38,155,726	243,283,762
Russell 1000 Value	–	–	6,460,764	–	9,884,283	1,336,109	17,681,156
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,708,572	12,245,583	370,072,358
Russell 2000 Growth	–	51,999,054	4,816,733	24,718,345	39,417,433	–	120,951,565
Russell 2000 Value	–	–	–	–	11,905,952	–	11,905,952

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 1000	$3,147,918,577	$220,017,128	$(129,494,168)	$90,522,960
Russell 1000 Growth	8,086,236,032	797,418,396	(249,139,807)	548,278,589
Russell 1000 Value	8,405,583,935	1,286,664,438	(93,568,471)	1,193,095,967
Russell 2000	12,235,326,350	36,090,667	(1,486,708,407)	(1,450,617,740)
Russell 2000 Growth	3,517,661,760	140,369,874	(307,623,074)	(167,253,200)
Russell 2000 Value	4,527,971,338	408,481,339	(231,762,602)	176,718,737

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase

56	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of March 31, 2007, in order to track the performance of their respective benchmark indexes, the iShares Russell 1000 Growth Index Fund and iShares Russell 2000 Value Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included their respective Summary Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$212,966
Russell 1000 Growth	576,130
Russell 1000 Value	731,124
Russell 2000	8,120,290
Russell 2000 Growth	3,289,310
Russell 2000 Value	2,076,258

Cross trades for the year ended March 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

As of March 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$211,130,782	$219,054,679
Russell 1000 Growth	1,016,906,313	990,593,636
Russell 1000 Value	1,106,357,671	1,066,692,510
Russell 2000	2,435,964,532	2,470,442,660
Russell 2000 Growth	1,181,073,982	1,204,581,136
Russell 2000 Value	1,394,923,696	1,375,917,799

58	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$2,491,594,005	$2,096,234,345
Russell 1000 Growth	3,171,387,426	918,542,492
Russell 1000 Value	3,781,656,536	1,418,079,391
Russell 2000	109,728,514,780	110,994,918,331
Russell 2000 Growth	3,735,675,683	3,365,348,346
Russell 2000 Value	3,278,039,728	2,636,383,616

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities. The market value of the securities on loan as of March 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

60	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 1000 Index, iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Index, iShares Russell 2000 Growth Index and iShares Russell 2000 Value Index Funds (the “Funds”), at March 31, 2007, the results of each of their operations, the changes in each of their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	61

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2007 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell 1000	100.00%

Russell 1000 Growth	100.00

Russell 1000 Value	99.90

Russell 2000	59.04

Russell 2000 Growth	100.00

Russell 2000 Value	73.09

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2007:

iShares Index Fund	Qualified Dividend Income

Russell 1000	$49,654,126

Russell 1000 Growth	68,834,878

Russell 1000 Value	180,706,150

Russell 2000	37,375,823

Russell 2000 Growth	8,925,292

Russell 2000 Value	42,325,874

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2007. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

62	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 1000 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	0.30%
Between 0.5% and –0.5%	1,309	99.25
Less than –0.5%	6	0.45

	1,319	100.00%

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.23%
Between 0.5% and –0.5%	1,307	99.09
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	63

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	0.30%
Between 0.5% and –0.5%	1,311	99.40
Less than –0.5%	4	0.30

	1,319	100.00%

iShares Russell 2000 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	10	0.76%
Between 0.5% and –0.5%	1,291	97.87
Less than –0.5% and Greater than –1.0%	13	0.99
Less than –1.0%	5	0.38

	1,319	100.00%

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	7	0.53%
Greater than 0.5% and Less than 1.0%	25	1.90
Between 0.5% and –0.5%	1,253	94.99
Less than –0.5% and Greater than –1.0%	26	1.97
Less than –1.0%	8	0.61

	1,319	100.00%

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.30%
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and –0.5%	1,287	97.57
Less than –0.5% and Greater than –1.0%	15	1.14
Less than –1.0%	3	0.23

	1,319	100.00%

64	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 127 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer of Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGlF and MIP; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	65

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (1999-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); President of the Board of Directors, Catholic Charities CYO (since 2007); Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2002) of the Thacher School; Director (since 1998) of Catholic Charities CYO.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

66	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007)	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director (since 2007) of iShares, Inc.; Director and Member (since 2006) of the Audit and Compensation Committee of EPAM Systems, Inc.

Officer
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

TRUSTEE AND OFFICER INFORMATION	67

Notes:

68	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	69

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary

Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/

Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Annual Report.

70	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

2007 Annual Report to Shareholders — March 31, 2007

iShares Russell 3000 Index Fund iShares Russell 3000 Growth Index Fund iShares Russell 3000 Value Index Fund iShares Russell MicrocapTM Index Fund iShares Russell Midcap Index Fund iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund

iSharesTM

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of March 31, 2007

	Average Annual Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 3000	11.10%	11.03%	11.28%	7.06%	7.07%	7.23%	2.68%	2.67%	2.88%
Russell 3000 Growth	6.27%	6.25%	6.53%	3.58%	3.60%	3.81%	(5.31)%	(5.32)%	(5.10)%
Russell 3000 Value	15.95%	15.92%	16.22%	10.25%	10.25%	10.51%	8.98%	8.97%	9.25%

	Cumulative Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 3000	11.10%	11.03%	11.28%	40.65%	40.70%	41.78%	19.91%	19.84%	21.52%
Russell 3000 Growth	6.27%	6.25%	6.53%	19.22%	19.34%	20.59%	(30.58)%	(30.60)%	(29.49)%
Russell 3000 Value	15.95%	15.92%	16.22%	62.87%	62.88%	64.78%	77.74%	77.63%	80.62%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’NAVis calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 11.10%, while the Index returned 11.28%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	21.42%

Consumer Non-Cyclical	20.08

Communications	11.53

Industrial	11.02

Technology	10.32

Consumer Cyclical	9.61

Energy	8.88

Utilities	3.89

Basic Materials	3.08

Diversified	0.05

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.77%

General Electric Co.	2.36

Citigroup Inc.	1.64

AT&T Inc.	1.59

Microsoft Corp.	1.59

Bank of America Corp.	1.49

Procter & Gamble Co.	1.33

Pfizer Inc.	1.19

Altria Group Inc.	1.18

Johnson & Johnson	1.15

TOTAL	16.29%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Russell 3000 Index and measures the performance of those companies in the Russell 3000 Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 6.27%, while the Growth Index returned 6.53%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.83%

Technology	17.62

Industrial	14.59

Consumer Cyclical	13.82

Communications	12.10

Financial	8.20

Energy	4.51

Basic Materials	2.17

Utilities	1.26

Diversified	0.02

Short-Term and Other Net Assets	(0.12)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Microsoft Corp.	3.17%

General Electric Co.	2.29

Johnson & Johnson	2.03

Cisco Systems Inc.	2.00

International Business Machines Corp.	1.70

Wal-Mart Stores Inc.	1.48

Intel Corp.	1.43

PepsiCo Inc.	1.35

Google Inc. Class A	1.23

Altria Group Inc.	1.06

TOTAL	17.74%

2	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the “Value Index”). The Value Index is a subset of the Russell 3000 Index and measures the performance of those companies in the Russell 3000 Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 15.95%, while the Value Index returned 16.22%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	34.67%

Consumer Non-Cyclical	14.64

Energy	13.23

Communications	10.99

Industrial	7.49

Utilities	6.52

Consumer Cyclical	5.27

Basic Materials	3.99

Technology	3.02

Diversified	0.08

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.23%

Citigroup Inc.	3.28

AT&T Inc.	3.18

Bank of America Corp.	2.99

General Electric Co.	2.43

Pfizer Inc.	2.38

JPMorgan Chase & Co.	2.16

Procter & Gamble Co.	2.11

Chevron Corp.	2.10

American International Group Inc.	1.66

TOTAL	27.52%

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

Large-capitalization stocks generally outperformed small-capitalization stocks during the reporting period, and performed on par with mid-capitalization stocks. Additionally, value stocks outperformed growth stocks by a wide margin across all segments of the market during the reporting period.

Within the Index, every sector delivered positive returns for the reporting period. Financials, consumer discretionary, and energy were all strong contributors to index performance, while the utilities and telecommunications services sectors also delivered large gains. Information technology represented the weakest sector within the Index for the reporting period, logging a modest gain.

Within the Growth Index, the strongest contributions for the reporting period came from the consumer discretionary and consumer staples sectors. The utilities sector provided robust returns but comprised only a small portion of the index at March 31, 2007. Information technology, which comprised the largest sector weight in the index, delivered the slightest sector gains for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

Within the Value Index, sector performance was strong across the board for the reporting period. Financials and energy were key contributors to performance. Additionally, the utilities and telecommunications services sectors also provided robust returns. Information technology delivered the most modest sector gains.

For the reporting period, all of the Fund’s ten largest holdings as of March 31, 2007, delivered gains. Telecommunications company AT&T Inc. was the strongest performer among the ten largest holdings, followed by tobacco company Altria Group Inc. and oil company Exxon Mobil Corp. Financial companies Bank of America Corp. and Citigroup Inc. also performed well. The most modest gains among the ten largest holdings came from Microsoft Corp.

Among the Growth Fund’s ten largest holdings as of March 31, 2007, Altria Group Inc. posted the strongest gains. Cisco Systems Inc. and the Class A shares of Google Inc. also performed well. Wal-Mart Stores Inc. and Intel Corp. logged slight gains for the reporting period.

Among the Value Fund’s ten largest holdings as of March 31, 2007, AT&T Inc. was the strongest performer for the period. Oil companies Chevron Corp. and Exxon Mobil Corp. also posted strong gains. American International Group Inc. posted only a slight gain.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

4	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MICROCAP™ INDEX FUND

Performance as of March 31, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/07			Inception to 3/31/07			Inception to 3/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.25%	1.13%	2.21%	11.06%	10.91%	12.60%	18.72%	18.46%	21.34%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap™ Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

*	Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap™ Index thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.09%

Financial	22.19

Industrial	12.35

Communications	12.04

Consumer Cyclical	11.60

Technology	9.98

Energy	3.62

Basic Materials	2.56

Utilities	1.34

Diversified	0.10

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Stratasys Inc.	0.37%

SAVVIS Inc.	0.33

Energy South Inc.	0.30

Brush Engineered Materials Inc.	0.28

Rock-Tenn Co. Class A	0.27

Align Technology Inc.	0.26

Perry Ellis International Inc.	0.26

IBERIABANK Corp.	0.26

City Bank	0.25

L-1 Identity Solutions Inc.	0.25

TOTAL	2.83%

The iShares Russell Microcap™ Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap™ Index (the “Index”). The Index measures the microcap sector of the U.S. equity market and consists of those securities having the highest historical trading volumes of that index. The Index is a capitalization-weighted index and includes companies in the bottom 3% of the U.S. equity market. The Russell Microcap Index includes the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007, the Fund returned 1.25%, while the Index returned 2.21%.

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

Small-capitalization stocks generally lagged both mid- and large-capitalization issues during the reporting period. Further, microcap stocks particularly struggled during the period, returning only slight gains.

Within the Index, sector performance was mixed for the reporting period. Financials, consumer discretionary, and consumer staples were all contributors to positive performance, while energy, health care, and information technology posted declines for the period.

Underlying the relatively flat returns for the Index overall, the Fund’s ten largest holdings as of March 31, 2007, delivered performance that ranged from triple-digit gains to modest declines. Brush Engineered Materials Inc. posted triple digit gains, as did Perry Ellis International Inc. and the Class A shares of paper products manufacturer Rock-Tenn Co. Identity protection company L-1 Identity Solutions Inc. posted a modest decline for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

6	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of March 31, 2007

	Average Annual Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell Midcap	11.56%	11.59%	11.79%	12.75%	12.75%	12.91%	11.67%	11.68%	11.85%
Russell Midcap Growth	6.66%	6.73%	6.90%	9.20%	9.21%	9.45%	7.29%	7.30%	7.56%
Russell Midcap Value	16.91%	16.88%	17.13%	15.03%	15.02%	15.22%	14.43%	14.42%	14.64%

	Cumulative Total Returns
	Year Ended 3/31/07			Five Years Ended 3/31/07			Inception to 3/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell Midcap	11.56%	11.59%	11.79%	82.19%	82.24%	83.47%	87.78%	87.81%	89.32%
Russell Midcap Growth	6.66%	6.73%	6.90%	55.29%	55.37%	57.05%	49.44%	49.49%	51.48%
Russell Midcap Value	16.91%	16.88%	17.13%	101.37%	101.29%	103.10%	115.76%	115.67%	117.87%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’NAVis calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”). The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2007 (the “reporting period”), the Fund returned 11.56%, while the Index returned 11.79%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	18.72%

Consumer Non-Cyclical	16.57

Consumer Cyclical	14.39

Industrial	11.69

Technology	10.43

Utilities	8.15

Communications	7.60

Energy	7.14

Basic Materials	5.12

Diversified	0.15

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Entergy Corp.	0.52%

Freeport-McMoRan Copper & Gold Inc.	0.51

Kroger Co.	0.49

Celgene Corp.	0.47

Coach Inc.	0.46

Thermo Fisher Scientific Inc.	0.46

Penney (J.C.) Co. Inc.	0.46

American Electric Power Co. Inc.	0.46

PACCAR Inc.	0.44

CSX Corp.	0.42

TOTAL	4.69%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the “Growth Index”). The Growth Index is a subset of the Russell Midcap Index and measures the performance of those companies in the Russell Midcap Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 6.66%, while the Growth Index returned 6.90%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.24%

Consumer Cyclical	19.02

Technology	15.02

Industrial	14.27

Financial	9.16

Energy	8.71

Communications	8.12

Basic Materials	2.97

Utilities	1.31

Diversified	0.06

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Celgene Corp.	0.87%

Penney (J.C.) Co. Inc.	0.86

Coach Inc.	0.86

Avon Products Inc.	0.75

Forest Laboratories Inc.	0.75

Allergan Inc.	0.74

American Tower Corp. Class A	0.73

Harley-Davidson Inc.	0.71

Yum! Brands Inc.	0.70

Electronic Arts Inc.	0.69

TOTAL	7.66%

8	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the “Value Index”). The Value Index is a subset of the Russell Midcap Index and measures the performance of those companies in the Russell Midcap Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 16.91%, while the Value Index returned 17.13%.

PORTFOLIO ALLOCATION As of 3/31/07
Sector*	Percentage of Net Assets
Financial	29.77%

Utilities	16.06

Consumer Non-Cyclical	11.16

Consumer Cyclical	9.02

Industrial	8.70

Basic Materials	7.57

Communications	7.00

Energy	5.34

Technology	5.18

Diversified	0.25

Short-Term and Other Net Assets	(0.05)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/07
Security	Percentage of Net Assets
Entergy Corp.	1.11%

American Electric Power Co. Inc.	0.99

Kroger Co.	0.92

PG&E Corp.	0.86

Safeway Inc.	0.85

Xerox Corp.	0.83

Edison International	0.82

ProLogis	0.82

Sempra Energy	0.81

Liberty Media Holding Corp. - Liberty Capital Group Series A	0.80

TOTAL	8.81%

Domestic equity markets delivered gains for the reporting period. The Federal Reserve (the “Fed”) raised the federal funds rate at its April and June meetings, bringing the rate to 5.25%. The Fed left the federal funds rate unchanged through the remainder of the reporting period. Corporate earnings growth was strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level. The U.S. economy continued to expand, as evidenced by a moderate, but healthy 2.5% annualized growth rate in gross domestic product (GDP) for the fourth quarter of 2006. Against the backdrop of a less aggressive Fed rate policy, strong corporate earnings, and economic expansion, markets climbed steadily until February 2007. Evidence of a weakening housing market and associated defaults on sub-prime mortgages, combined with a decline in Asian markets, were apparent triggers for a sharp, but brief, sell-off in late February. Following this setback, markets generally gained ground through the end of the reporting period.

Mid-capitalization stocks posted strong returns during the reporting period, performing substantially similar to large-capitalization stocks and outpacing small-capitalization issues by a wide margin. Additionally, value stocks outperformed growth stocks by a wide margin across all segments of the market during the reporting period.

Within the Index, every sector had positive performance for the reporting period. The utilities sector delivered the strongest contribution to performance, followed by the financial and consumer discretionary sectors. The materials and telecommunications services sectors also generated strong returns. Information technology was the weakest sector, eking out a slight gain for the period.

Within the Growth Index, sector performance was generally positive for the reporting period. The consumer discretionary sector, which comprised the largest sector weighting in the index, provided solid returns. In addition, the materials, utilities, and telecommunications

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

services sectors performed strongly. Information technology was the poorest performing sector and the only sector within the Growth Index to decline during the reporting period.

Within the Value Index, sector performance was robust, as nine of the ten sectors posted double-digit gains for the period. Utilities led sector performance, followed by financials and consumer staples. Materials and consumer discretionary also provided strong contributions, while information technology posted the most modest gains among the sectors.

All of the Fund’s ten largest holdings as of March 31, 2007, posted double-digit gains for the reporting period. Truck manufacturer PACCAR Inc. posted the most robust gains, followed by Entergy Corp. American Electric Power Co. Inc. and retailer Coach Inc. also performed well. The most modest performer among the Fund’s ten largest holdings was Celgene Corp., which develops therapies for cancer and immune-inflammatory-related diseases.

Among the Growth Fund’s ten largest holdings as of March 31, 2007, Coach Inc. was the strongest performer, followed by Penney (J.C.) Co. Inc. and the Class A shares of American Tower Corp. Allergan Inc. logged the slightest gains among the ten largest holdings for the reporting period.

Nine of the Value Fund’s ten largest holdings as of March 31, 2007, posted double-digit returns for the reporting period. Entergy Corp. was the strongest performer, followed by American Electric Power Co. Inc. and Safeway Inc. Kroger Co. also posted strong returns. Xerox Corp. delivered the most modest gains among the ten largest holdings for the period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/06 to 3/31/07)
Russell 3000
Actual	$ 1,000.00	$ 1,084.00	0.20%	$ 1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,074.10	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell 3000 Value
Actual	1,000.00	1,093.30	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/06 to 3/31/07)
Russell Microcap™
Actual	$ 1,000.00	$ 1,105.00	0.60%	$ 3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
Russell Midcap
Actual	1,000.00	1,122.60	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	1,110.60	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell Midcap Value
Actual	1,000.00	1,136.50	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (365 days).

12	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,822,241	0.27%

		7,822,241	0.27

AEROSPACE & DEFENSE
Boeing Co. (The)	150,155	13,350,281	0.46
United Technologies Corp.	189,830	12,338,950	0.42
Other securities[a]		31,861,906	1.08

		57,551,137	1.96

AGRICULTURE
Altria Group Inc.	391,792	34,403,256	1.18
Other securities[a]		16,327,966	0.55

		50,731,222	1.73

AIRLINES
Other securities[a]		6,994,035	0.24

		6,994,035	0.24

APPAREL
Other securities[a]		16,009,476	0.55

		16,009,476	0.55

AUTO MANUFACTURERS
Other securities[a]		9,716,276	0.33

		9,716,276	0.33

AUTO PARTS & EQUIPMENT
Other securities[a]		9,042,581	0.31

		9,042,581	0.31

BANKS
Bank of America Corp.	857,135	43,731,028	1.49
U.S. Bancorp	334,261	11,689,107	0.40
Wachovia Corp.	354,349	19,506,913	0.67
Wells Fargo & Co.	631,046	21,726,914	0.74
Other securities[a]		89,458,133	3.05

		186,112,095	6.35

BEVERAGES
Coca-Cola Co. (The)	382,698	18,369,504	0.63
PepsiCo Inc.	310,349	19,725,782	0.67
Other securities[a]		12,870,272	0.44

		50,965,558	1.74

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	221,443	$12,374,235	0.42%
Other securities[a]		27,328,891	0.94

		39,703,126	1.36
BUILDING MATERIALS
Other securities[a]		9,080,879	0.31

		9,080,879	0.31

CHEMICALS
Other securities[a]		46,635,415	1.59

		46,635,415	1.59

COAL
Other securities[a]		5,143,408	0.18

		5,143,408	0.18

COMMERCIAL SERVICES
Other securities[a]		43,555,819	1.49

		43,555,819	1.49

COMPUTERS
Apple Inc.[b]	159,723	14,839,864	0.51
Dell Inc.[b]	433,202	10,054,618	0.34
Hewlett-Packard Co.	526,312	21,126,164	0.72
International Business Machines Corp.	291,189	27,447,475	0.94
Other securities[a]		37,537,948	1.28

		111,006,069	3.79

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	616,333	38,927,592	1.33
Other securities[a]		11,595,940	0.39

		50,523,532	1.72

DISTRIBUTION & WHOLESALE
Other securities[a]		7,938,345	0.27

		7,938,345	0.27

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	203,197	11,460,311	0.39
Citigroup Inc.	933,724	47,937,390	1.64
Goldman Sachs Group Inc. (The)	71,644	14,803,800	0.51
JPMorgan Chase & Co.	652,586	31,572,111	1.08
Merrill Lynch & Co. Inc.	173,017	14,130,298	0.48
Morgan Stanley	201,151	15,842,653	0.54
Other securities[a]		82,596,337	2.82

		218,342,900	7.46

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$101,674,958	3.47%

		101,674,958	3.47

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		12,272,681	0.42

		12,272,681	0.42

ELECTRONICS
Other securities[a]		23,682,374	0.81

		23,682,374	0.81

ENERGY - ALTERNATE SOURCES
Other securities[a]		1,640,343	0.06

		1,640,343	0.06

ENGINEERING & CONSTRUCTION
Other securities[a]		5,299,094	0.18

		5,299,094	0.18

ENTERTAINMENT
Other securities[a]		6,804,715	0.23

		6,804,715	0.23

ENVIRONMENTAL CONTROL
Other securities[a]		7,887,384	0.27

		7,887,384	0.27

FOOD
Other securities[a]		43,846,666	1.50

		43,846,666	1.50

FOREST PRODUCTS & PAPER
Other securities[a]		13,771,961	0.47

		13,771,961	0.47

GAS
Other securities[a]		11,264,262	0.38

		11,264,262	0.38

HAND & MACHINE TOOLS
Other securities[a]		4,182,377	0.14

		4,182,377	0.14

HEALTH CARE - PRODUCTS
Johnson & Johnson	556,139	33,512,936	1.15
Medtronic Inc.	226,656	11,119,743	0.38
Other securities[a]		48,828,550	1.66

		93,461,229	3.19

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	252,956	$13,399,079	0.46%
Other securities[a]		34,201,498	1.16

		47,600,577	1.62

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,425,760	0.05

		1,425,760	0.05

HOME BUILDERS
Other securities[a]		9,105,161	0.31

		9,105,161	0.31

HOME FURNISHINGS
Other securities[a]		3,701,055	0.13

		3,701,055	0.13

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		14,474,796	0.49

		14,474,796	0.49

HOUSEWARES
Other securities[a]		2,121,173	0.07

		2,121,173	0.07

INSURANCE
American International Group Inc.	413,693	27,808,443	0.95
Other securities[a]		98,660,057	3.37

		126,468,500	4.32

INTERNET
Google Inc. Class Ab	39,219	17,968,577	0.61
Other securities[a]		40,112,826	1.37

		58,081,403	1.98

INVESTMENT COMPANIES
Other securities[a]		3,374,913	0.11

		3,374,913	0.11

IRON & STEEL
Other securities[a]		12,215,281	0.42

		12,215,281	0.42

LEISURE TIME
Other securities[a]		5,946,907	0.20

		5,946,907	0.20

LODGING
Other securities[a]		19,526,216	0.67

		19,526,216	0.67

14	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$26,188,757	0.89%

		26,188,757	0.89

MANUFACTURING
General Electric Co.	1,953,120	69,062,323	2.36
3M Co.	141,575	10,820,577	0.37
Other securities[a]		39,230,508	1.34

		119,113,408	4.07

MEDIA
Comcast Corp. Class Ab	548,751	14,240,089	0.49
Time Warner Inc.	705,832	13,919,007	0.48
Walt Disney Co. (The)	388,440	13,373,989	0.46
Other securities[a]		52,532,313	1.78

		94,065,398	3.21
METAL FABRICATE & HARDWARE
Other securities[a]		5,934,146	0.20

		5,934,146	0.20
MINING
Other securities[a]		17,665,269	0.60

		17,665,269	0.60
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,441,621	0.19

		5,441,621	0.19
OFFICE FURNISHINGS
Other securities[a]		1,422,133	0.05

		1,422,133	0.05

OIL & GAS
Chevron Corp.	416,306	30,789,992	1.05
ConocoPhillips	310,007	21,188,978	0.72
Exxon Mobil Corp.	1,076,080	81,190,232	2.77
Other securities[a]		78,145,508	2.68

		211,314,710	7.22
OIL & GAS SERVICES
Other securities[a]		27,254,785	0.93

		27,254,785	0.93
PACKAGING & CONTAINERS
Other securities[a]		6,690,926	0.23

		6,690,926	0.23

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	286,623	$15,993,563	0.55%
Bristol-Myers Squibb Co.	369,232	10,249,880	0.35
Merck & Co. Inc.	409,884	18,104,576	0.62
Pfizer Inc.	1,376,232	34,763,620	1.19
Wyeth	252,755	12,645,333	0.43
Other securities[a]		61,695,229	2.10

		153,452,201	5.24

PIPELINES
Other securities[a]		14,394,050	0.49

		14,394,050	0.49

REAL ESTATE
Other securities[a]		5,068,081	0.17

		5,068,081	0.17

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		71,769,859	2.45

		71,769,859	2.45

RETAIL
Home Depot Inc.	397,724	14,612,380	0.50
McDonald’s Corp.	230,489	10,383,529	0.36
Wal-Mart Stores Inc.	461,776	21,680,383	0.74
Other securities[a]		130,373,939	4.45

		177,050,231	6.05

SAVINGS & LOANS
Other securities[a]		16,444,862	0.56

		16,444,862	0.56

SEMICONDUCTORS
Intel Corp.	1,092,482	20,899,181	0.71
Other securities[a]		53,071,945	1.82

		73,971,126	2.53

SOFTWARE
Microsoft Corp.	1,666,951	46,457,924	1.59
Oracle Corp.[b]	746,349	13,531,307	0.46
Other securities[a]		51,781,967	1.77

		111,771,198	3.82

STORAGE & WAREHOUSING
Other securities[a]		178,248	0.01

		178,248	0.01

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	1,180,404	$46,543,330	1.59%
Cisco Systems Inc.[b]	1,146,551	29,271,447	1.00
QUALCOMM Inc.	314,771	13,428,131	0.46
Sprint Nextel Corp.	544,294	10,319,814	0.35
Verizon Communications Inc.	547,878	20,775,534	0.71
Other securities[a]		57,061,738	1.95

		177,399,994	6.06

TEXTILES
Other securities[a]		1,939,946	0.07

		1,939,946	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		3,527,992	0.12

		3,527,992	0.12

TRANSPORTATION
Other securities[a]		44,478,230	1.52

		44,478,230	1.52

TRUCKING & LEASING
Other securities[a]		731,095	0.02

		731,095	0.02

WATER
Other securities[a]		1,071,868	0.04

		1,071,868	0.04

TOTAL COMMON STOCKS (Cost: $2,709,486,303)		2,925,044,034	99.88

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[c]
Other securities[a]		578,845	0.02

		578,845	0.02

COMMERCIAL PAPER[c]
Other securities[a]		4,538,364	0.16

		4,538,364	0.16

MEDIUM-TERM NOTES[c]
Other securities[a]		330,584	0.01

		330,584	0.01

Security	Shares	Value	% of Net Assets
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	4,378,486	$4,378,486	0.15%

		4,378,486	0.15

REPURCHASE AGREEMENTS[c]
Fully collateralized repurchase agreements[f]		5,937,799	0.20

		5,937,799	0.20

TIME DEPOSITS[c]
Other securities[a]		1,514,844	0.05

		1,514,844	0.05

VARIABLE & FLOATING RATE NOTES[c]
Other securities[a]		9,190,891	0.31

		9,190,891	0.31

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,469,813)		26,469,813	0.90

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,735,956,116)		2,951,513,847	100.78

Other Assets, Less Liabilities		(22,861,370)	(0.78)

NET ASSETS		$2,928,652,477	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

Aggregated repurchase agreements dated 3/30/07 in the amount of $5,937,799, due 4/2/07 to 4/4/08, with a total maturity value of $ 5,945,716 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $6,486,156, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

16	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,233,612	0.47%

		1,233,612	0.47

AEROSPACE & DEFENSE
Boeing Co. (The)	27,197	2,418,085	0.91
Lockheed Martin Corp.	12,475	1,210,324	0.46
United Technologies Corp.	31,462	2,045,030	0.77
Other securities[a]		1,464,380	0.55

		7,137,819	2.69

AGRICULTURE
Altria Group Inc.	32,173	2,825,111	1.06
Other securities[a]		1,294,156	0.49

		4,119,267	1.55

AIRLINES
Other securities[a]		767,552	0.29

		767,552	0.29

APPAREL
Other securities[a]		2,013,848	0.76

		2,013,848	0.76

AUTO MANUFACTURERS
Other securities[a]		512,666	0.19

		512,666	0.19

AUTO PARTS & EQUIPMENT
Other securities[a]		607,457	0.23

		607,457	0.23

BANKS
Other securities[a]		3,890,949	1.47

		3,890,949	1.47

BEVERAGES
Coca-Cola Co. (The)	45,885	2,202,480	0.83
PepsiCo Inc.	56,204	3,572,326	1.35
Other securities[a]		1,228,223	0.46

		7,003,029	2.64

BIOTECHNOLOGY
Amgen Inc.[b]	40,111	2,241,403	0.85
Genentech Inc.[b]	15,857	1,302,177	0.49
Other securities[a]		3,020,748	1.13

		6,564,328	2.47

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$1,243,671	0.47%

		1,243,671	0.47

CHEMICALS
Du Pont (E.I.) de Nemours and Co.	25,121	1,241,731	0.47
Other securities[a]		1,900,693	0.71

		3,142,424	1.18

COAL
Other securities[a]		927,836	0.35

		927,836	0.35

COMMERCIAL SERVICES
Other securities[a]		5,703,335	2.15

		5,703,335	2.15

COMPUTERS
Apple Inc.[b]	28,929	2,687,793	1.01
Dell Inc.[b]	78,474	1,821,382	0.69
Hewlett-Packard Co.	57,786	2,319,530	0.88
International Business Machines Corp.	47,932	4,518,070	1.70
Other securities[a]		4,231,284	1.59

		15,578,059	5.87

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	23,137	1,461,333	0.55
Other securities[a]		1,883,778	0.71

		3,345,111	1.26

DISTRIBUTION & WHOLESALE
Other securities[a]		774,883	0.29

		774,883	0.29

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	36,807	2,075,915	0.78
Goldman Sachs Group Inc. (The)	9,817	2,028,487	0.76
Other securities[a]		7,674,232	2.90

		11,778,634	4.44

ELECTRIC
Exelon Corp.	19,235	1,321,637	0.50
Other securities[a]		1,977,911	0.74

		3,299,548	1.24

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	26,225	$1,130,035	0.43%
Other securities[a]		706,418	0.26

		1,836,453	0.69

ELECTRONICS
Other securities[a]		2,970,429	1.12

		2,970,429	1.12

ENERGY - ALTERNATE SOURCES
Other securities[a]		248,917	0.09

		248,917	0.09

ENGINEERING & CONSTRUCTION
Other securities[a]		526,192	0.20

		526,192	0.20

ENTERTAINMENT
Other securities[a]		982,952	0.37

		982,952	0.37

ENVIRONMENTAL CONTROL
Other securities[a]		1,080,252	0.41

		1,080,252	0.41

FOOD
Other securities[a]		3,107,890	1.17

		3,107,890	1.17

FOREST PRODUCTS & PAPER
Other securities[a]		118,560	0.04

		118,560	0.04

HAND & MACHINE TOOLS
Other securities[a]		469,956	0.18

		469,956	0.18

HEALTH CARE - PRODUCTS
Baxter International Inc.	22,287	1,173,856	0.44
Johnson & Johnson	89,225	5,376,698	2.03
Medtronic Inc.	41,057	2,014,256	0.76
Other securities[a]		7,190,283	2.71

		15,755,093	5.94

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	45,817	2,426,926	0.92
Other securities[a]		4,118,628	1.55

		6,545,554	2.47

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$58,011	0.02%

		58,011	0.02

HOME BUILDERS
Other securities[a]		814,022	0.31

		814,022	0.31

HOME FURNISHINGS
Other securities[a]		339,429	0.13

		339,429	0.13

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,262,557	0.48

		1,262,557	0.48

HOUSEWARES
Other securities[a]		261,536	0.10

		261,536	0.10

INSURANCE
Other securities[a]		2,393,306	0.90

		2,393,306	0.90

INTERNET
eBay Inc.[b]	40,056	1,327,856	0.50
Google Inc. Class Ab	7,103	3,254,310	1.23
Yahoo! Inc.[b]	47,856	1,497,414	0.57
Other securities[a]		3,280,595	1.23

		9,360,175	3.53

INVESTMENT COMPANIES
Other securities[a]		21,697	0.01

		21,697	0.01

IRON & STEEL
Other securities[a]		597,984	0.23

		597,984	0.23

LEISURE TIME
Other securities[a]		729,820	0.28

		729,820	0.28

LODGING
Other securities[a]		2,965,888	1.12

		2,965,888	1.12

MACHINERY
Caterpillar Inc.	22,750	1,524,932	0.58
Other securities[a]		1,744,047	0.65

		3,268,979	1.23

18	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	171,872	$6,077,394	2.29%
3M Co.	25,646	1,960,123	0.74
Other securities[a]		4,418,738	1.67

		12,456,255	4.70

MEDIA
Comcast Corp. Class Ab	50,136	1,301,029	0.49
News Corp. Class A	53,159	1,229,036	0.46
Other securities[a]		4,810,675	1.82

		7,340,740	2.77

METAL FABRICATE & HARDWARE
Other securities[a]		685,054	0.26

		685,054	0.26

MINING
Other securities[a]		1,909,642	0.72

		1,909,642	0.72

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		211,624	0.08

		211,624	0.08

OFFICE FURNISHINGS
Other securities[a]		246,292	0.09

		246,292	0.09

OIL & GAS
Other securities[a]		4,814,595	1.81

		4,814,595	1.81

OIL & GAS SERVICES
Other securities[a]		4,450,044	1.68

		4,450,044	1.68

PACKAGING & CONTAINERS
Other securities[a]		781,814	0.29

		781,814	0.29

PHARMACEUTICALS
Abbott Laboratories	41,582	2,320,276	0.88
Gilead Sciences Inc.[b]	15,511	1,186,592	0.45
Lilly (Eli) & Co.	25,250	1,356,178	0.51
Schering-Plough Corp.	50,429	1,286,444	0.49
Wyeth	27,930	1,397,338	0.53
Other securities[a]		7,570,957	2.84

		15,117,785	5.70

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$1,547,225	0.58%

		1,547,225	0.58

REAL ESTATE
Other securities[a]		694,815	0.26

		694,815	0.26

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		2,702,786	1.02

		2,702,786	1.02

RETAIL
CVS/Caremark Corp.	48,368	1,651,286	0.62
Home Depot Inc.	66,561	2,445,451	0.92
Lowe’s Companies Inc.	52,805	1,662,829	0.63
Target Corp.	29,537	1,750,363	0.66
Walgreen Co.	34,405	1,578,845	0.59
Wal-Mart Stores Inc.	83,625	3,926,194	1.48
Other securities[a]		12,371,439	4.67

		25,386,407	9.57

SAVINGS & LOANS
Other securities[a]		267,587	0.10

		267,587	0.10

SEMICONDUCTORS
Intel Corp.	197,844	3,784,756	1.43
Texas Instruments Inc.	49,010	1,475,201	0.56
Other securities[a]		6,888,084	2.59

		12,148,041	4.58

SOFTWARE
Microsoft Corp.	301,831	8,412,030	3.17
Oracle Corp.[b]	135,181	2,450,832	0.92
Other securities[a]		7,933,996	3.00

		18,796,858	7.09

STORAGE & WAREHOUSING
Other securities[a]		29,351	0.01

		29,351	0.01

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	207,619	5,300,513	2.00
Corning Inc.[b]	53,006	1,205,356	0.46
Motorola Inc.	66,047	1,167,050	0.44
QUALCOMM Inc.	57,013	2,432,175	0.92
Other securities[a]		4,023,851	1.51

		14,128,945	5.33

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$181,564	0.07%

		181,564	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		37,135	0.01

		37,135	0.01

TRANSPORTATION
United Parcel Service Inc. Class B	21,939	1,537,924	0.58
Other securities[a]		4,637,016	1.75

		6,174,940	2.33

TRUCKING & LEASING
Other securities[a]		64,947	0.02

		64,947	0.02

WATER
Other securities[a]		58,437	0.02

		58,437	0.02

TOTAL COMMON STOCKS (Cost: $247,461,812)		265,592,563	100.12

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[c]
Other securities[a]		41,995	0.02

		41,995	0.02

COMMERCIAL PAPER[c]
Other securities[a]		329,266	0.13

		329,266	0.13

MEDIUM-TERM NOTES[c]
Other securities[a]		23,983	0.01

		23,983	0.01

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	486,622	486,622	0.18

		486,622	0.18

Security	Shares	Value	% of Net Assets
REPURCHASE AGREEMENTS[c]
Fully collateralized repurchase agreements[f]		$430,786	0.16%

		430,786	0.16

TIME DEPOSITS[c]
Other securities [a]		109,901	0.04

		109,901	0.04

VARIABLE & FLOATING RATE NOTES[c]
Other securities[a]		666,795	0.25

		666,795	0.25

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,089,348)		2,089,348	0.79

TOTAL INVESTMENTS IN SECURITIES (Cost: $249,551,160)		267,681,911	100.91

SHORT POSITIONS[g]

COMMON STOCKS
Kraft Foods Inc.	(22,264)	(704,878)	(0.27)

		(704,878)	(0.27)

TOTAL SHORT POSITIONS (Proceeds: $705,869)		(704,878)	(0.27)

Other Assets, Less Liabilities		(1,707,716)	(0.64)

NET ASSETS		$265,269,317	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

Aggregated repurchase agreements dated 3/30/07 in the amount of $430,786, due 4/2/07 to 4/4/08, with a total maturity value of $431,361 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $470,570, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

[g]	See Note 1.

See notes to financial statements.

20	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$386,012	0.06%

		386,012	0.06

AEROSPACE & DEFENSE
General Dynamics Corp.	35,885	2,741,614	0.39
Other securities[a]		5,876,578	0.85

		8,618,192	1.24

AGRICULTURE
Altria Group Inc.	101,760	8,935,546	1.29
Other securities[a]		4,399,689	0.63

		13,335,235	1.92

AIRLINES
Other securities[a]		1,336,776	0.19

		1,336,776	0.19

APPAREL
Other securities[a]		2,318,546	0.33

		2,318,546	0.33

AUTO MANUFACTURERS
Other securities[a]		2,084,352	0.30

		2,084,352	0.30

AUTO PARTS & EQUIPMENT
Other securities[a]		2,981,670	0.43

		2,981,670	0.43

BANKS
Bank of America Corp.	406,965	20,763,354	2.99
Bank of New York Co. Inc. (The)	64,163	2,601,810	0.38
Regions Financial Corp.	65,079	2,301,844	0.33
SunTrust Banks Inc.	32,607	2,707,685	0.39
U.S. Bancorp	158,897	5,556,628	0.80
Wachovia Corp.	154,473	8,503,739	1.23
Wells Fargo & Co.	254,499	8,762,401	1.26
Other securities[a]		26,888,662	3.86

		78,086,123	11.24

BEVERAGES
Coca-Cola Co. (The)	61,385	2,946,480	0.42
Other securities[a]		2,868,108	0.42

		5,814,588	0.84

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$1,735,301	0.25%

		1,735,301	0.25

BUILDING MATERIALS
Other securities[a]		1,035,565	0.15

		1,035,565	0.15

CHEMICALS
Dow Chemical Co. (The)	86,210	3,953,591	0.57
Other securities[a]		9,963,723	1.43

		13,917,314	2.00

COAL
Other securities[a]		22,580	0.00

		22,580	0.00

COMMERCIAL SERVICES
Other securities[a]		5,812,044	0.84

		5,812,044	0.84

COMPUTERS
Hewlett-Packard Co.	98,474	3,952,746	0.57
Other securities[a]		7,965,667	1.15

		11,918,413	1.72

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	232,469	14,682,742	2.11
Other securities[a]		550,581	0.08

		15,233,323	2.19

DISTRIBUTION & WHOLESALE
Other securities[a]		1,721,757	0.25

		1,721,757	0.25

DIVERSIFIED FINANCIAL SERVICES
Capital One Financial Corp.	31,955	2,411,324	0.35
Citigroup Inc.	443,735	22,781,355	3.28
Federal National Mortgage Association	87,175	4,758,012	0.69
JPMorgan Chase & Co.	310,430	15,018,603	2.16
Lehman Brothers Holdings Inc.	41,757	2,925,913	0.42
Merrill Lynch & Co. Inc.	67,567	5,518,197	0.79
Morgan Stanley	85,192	6,709,722	0.97
Other securities[a]		12,926,384	1.86

		73,049,510	10.52

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	31,169	$2,766,872	0.40%
Southern Co. (The)	65,891	2,414,905	0.35
Other securities[a]		34,526,848	4.97

		39,708,625	5.72

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		1,011,376	0.15

		1,011,376	0.15

ELECTRONICS
Other securities[a]		3,485,166	0.50

		3,485,166	0.50

ENERGY - ALTERNATE SOURCES
Other securities[a]		159,649	0.02

		159,649	0.02

ENGINEERING & CONSTRUCTION
Other securities[a]		1,147,879	0.17

		1,147,879	0.17

ENTERTAINMENT
Other securities[a]		680,592	0.10

		680,592	0.10

ENVIRONMENTAL CONTROL
Other securities[a]		911,623	0.13

		911,623	0.13

FOOD
Kraft Foods Inc.[b]	77,652	2,458,462	0.35
Other securities[a]		12,031,818	1.74

		14,490,280	2.09

FOREST PRODUCTS & PAPER
Other securities[a]		6,351,102	0.91

		6,351,102	0.91

GAS
Other securities[a]		5,204,966	0.75

		5,204,966	0.75

HAND & MACHINE TOOLS
Other securities[a]		748,711	0.11

		748,711	0.11

HEALTH CARE - PRODUCTS
Other securities[a]		2,992,068	0.43

		2,992,068	0.43

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
WellPoint Inc.[c]	30,972	$2,511,829	0.36%
Other securities[a]		2,846,118	0.41

		5,357,947	0.77

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		530,500	0.08

		530,500	0.08

HOME BUILDERS
Other securities[a]		2,270,628	0.33

		2,270,628	0.33

HOME FURNISHINGS
Other securities[a]		911,113	0.13

		911,113	0.13

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		3,515,133	0.51

		3,515,133	0.51

HOUSEWARES
Other securities[a]		326,012	0.05

		326,012	0.05

INSURANCE
Allstate Corp. (The)	56,314	3,382,219	0.49
American International Group Inc.	171,095	11,501,006	1.66
Hartford Financial Services Group Inc. (The)	27,117	2,591,843	0.37
MetLife Inc.	41,641	2,629,629	0.38
Prudential Financial Inc.	37,677	3,400,726	0.49
Travelers Companies Inc. (The)	62,144	3,217,195	0.46
Other securities[a]		26,847,401	3.86

		53,570,019	7.71

INTERNET
Other securities[a]		3,074,545	0.44

		3,074,545	0.44

INVESTMENT COMPANIES
Other securities[a]		1,482,252	0.21

		1,482,252	0.21

IRON & STEEL
Other securities[a]		4,244,342	0.61

		4,244,342	0.61

22	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$900,621	0.13%

		900,621	0.13

LODGING
Other securities[a]		1,541,542	0.22

		1,541,542	0.22

MACHINERY
Other securities[a]		3,809,681	0.55

		3,809,681	0.55

MANUFACTURING
General Electric Co.	477,374	16,879,945	2.43
Other securities[a]		7,087,521	1.02

		23,967,466	3.45

MEDIA
Comcast Corp. Class Ac	129,415	3,358,319	0.48
Time Warner Inc.	311,877	6,150,214	0.89
Walt Disney Co. (The)	117,590	4,048,624	0.58
Other securities[a]		12,022,784	1.73

		25,579,941	3.68

METAL FABRICATE & HARDWARE
Other securities[a]		1,032,230	0.15

		1,032,230	0.15

MINING
Other securities[a]		3,292,769	0.47

		3,292,769	0.47

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		1,998,998	0.29

		1,998,998	0.29

OFFICE FURNISHINGS
Other securities[a]		32,542	0.00

		32,542	0.00

OIL & GAS
Chevron Corp.	197,573	14,612,499	2.10
ConocoPhillips	147,341	10,070,757	1.45
Devon Energy Corp.	39,483	2,733,013	0.39
Exxon Mobil Corp.	481,787	36,350,828	5.23
Marathon Oil Corp.	30,693	3,033,389	0.44
Occidental Petroleum Corp.	76,115	3,753,231	0.54
Valero Energy Corp.	55,005	3,547,272	0.51
Other securities[a]		13,611,788	1.97

		87,712,777	12.63

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$1,279,907	0.18%

		1,279,907	0.18

PACKAGING & CONTAINERS
Other securities[a]		1,096,752	0.16

		1,096,752	0.16

PHARMACEUTICALS
Bristol-Myers Squibb Co.	95,174	2,642,030	0.38
Merck & Co. Inc.	135,103	5,967,500	0.86
Pfizer Inc.	653,754	16,513,826	2.38
Wyeth	46,743	2,338,552	0.34
Other securities[a]		5,859,848	0.84

		33,321,756	4.80

PIPELINES
Other securities[a]		2,774,076	0.40

		2,774,076	0.40

REAL ESTATE
Other securities[a]		626,798	0.09

		626,798	0.09

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		26,914,319	3.87

		26,914,319	3.87

RETAIL
McDonald’s Corp.	109,037	4,912,117	0.71
Other securities[a]		12,612,750	1.81

		17,524,867	2.52

SAVINGS & LOANS
Washington Mutual Inc.	78,622	3,174,756	0.46
Other securities[a]		3,992,937	0.57

		7,167,693	1.03

SEMICONDUCTORS
Other securities[a]		3,259,642	0.47

		3,259,642	0.47

SOFTWARE
Other securities[a]		3,791,164	0.55

		3,791,164	0.55

STORAGE & WAREHOUSING
Other securities[a]		6,079	0.00

		6,079	0.00

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	560,453	$22,098,662	3.18%
Sprint Nextel Corp.	198,273	3,759,256	0.54
Verizon Communications Inc.	259,882	9,854,725	1.42
Other securities[a]		11,501,384	1.66

		47,214,027	6.80

TEXTILES
Other securities[a]		446,820	0.06

		446,820	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		1,578,580	0.23

		1,578,580	0.23

TRANSPORTATION
Other securities[a]		4,903,229	0.71

		4,903,229	0.71

TRUCKING & LEASING
Other securities[a]		174,886	0.02

		174,886	0.02

WATER
Other securities[a]		353,478	0.05

		353,478	0.05

TOTAL COMMON STOCKS (Cost: $619,946,233)		693,884,469	99.90

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		103,926	0.01

		103,926	0.01

COMMERCIAL PAPER[d]
Other securities[a]		814,813	0.12

		814,813	0.12

MEDIUM-TERM NOTES[d]
Other securities[a]		59,354	0.01

		59,354	0.01

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	846,742	846,742	0.12

		846,742	0.12

Security	Value	% of Net Assets
REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$1,066,081	0.15%

	1,066,081	0.15

TIME DEPOSITS[d]
Other securities[a]	271,977	0.04

	271,977	0.04

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]	1,650,149	0.24

	1,650,149	0.24

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,813,042)	4,813,042	0.69

TOTAL INVESTMENTS IN SECURITIES (Cost: $624,759,275)	698,697,511	100.59

Other Assets, Less Liabilities	(4,098,068)	(0.59)

NET ASSETS	$694,599,443	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $1,066,081, due 4/2/07 to 4/4/08, with a total maturity value of $ 1,067,504 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $1,164,531, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

24	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MICROCAP™ INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS ADVERTISING
Other securities[a]		$629,578	0.25%

		629,578	0.25

AEROSPACE & DEFENSE
Kaman Corp.	22,133	515,920	0.20
United Industrial Corp.	10,327	570,050	0.22
Other securities[a]		1,379,345	0.54

		2,465,315	0.96

AGRICULTURE
Other securities[a]		635,000	0.25

		635,000	0.25

AIRLINES
Other securities[a]		983,083	0.38

		983,083	0.38

APPAREL
Cherokee Inc.	11,913	512,974	0.20
Perry Ellis International Inc.[b]	20,703	662,289	0.26
Other securities[a]		1,963,597	0.77

		3,138,860	1.23

AUTO MANUFACTURERS
Other securities[a]		366,693	0.14

		366,693	0.14

AUTO PARTS & EQUIPMENT
Other securities[a]		2,435,408	0.95

		2,435,408	0.95

BANKS
City Bank	19,943	640,370	0.25
Coastal Financial Corp.	39,550	618,166	0.24
Columbia Banking System Inc.	17,473	589,364	0.23
IBERIABANK Corp.	11,814	657,567	0.26
Independent Bank Corp. (Massachusetts)	18,462	608,138	0.24
Integra Bank Corp.	25,510	568,618	0.22
Preferred Bank	12,950	507,770	0.20
Yardville National Bancorp	14,613	530,598	0.21
Other securities[a]		22,850,690	8.92

		27,571,281	10.77

Security	Shares	Value	% of Net Assets
BEVERAGES
Other securities[a]		$1,822,160	0.71%

		1,822,160	0.71

BIOTECHNOLOGY
Halozyme Therapeutics Inc.[b]	62,648	504,943	0.20
Savient Pharmaceuticals Inc.[b]	44,667	536,897	0.21
Other securities[a]		9,003,162	3.51

		10,045,002	3.92

BUILDING MATERIALS
Other securities[a]		1,654,920	0.65

		1,654,920	0.65

CHEMICALS
Other securities[a]		2,543,229	0.99

		2,543,229	0.99

COMMERCIAL SERVICES
Healthcare Services Group Inc.	20,351	583,056	0.23
Huron Consulting Group Inc.[b]	9,667	588,140	0.23
Other securities[a]		11,103,528	4.33

		12,274,724	4.79

COMPUTER SYSTEMS
Other securities[a]		24,114	0.01

		24,114	0.01

COMPUTERS
Covansys Corp.[b]	21,242	524,253	0.20
Stratasys Inc.[b,c]	22,062	942,489	0.37
Other securities[a]		8,298,547	3.24

		9,765,289	3.81

COSMETICS & PERSONAL CARE
Other securities[a]		274,395	0.11

		274,395	0.11

DISTRIBUTION & WHOLESALE
Other securities[a]		1,178,249	0.46

		1,178,249	0.46

DIVERSIFIED FINANCIAL SERVICES
World Acceptance Corp.[b]	13,499	539,285	0.21
Other securities[a]		2,857,247	1.12

		3,396,532	1.33

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$590,668	0.23%

		590,668	0.23

ELECTRICAL COMPONENTS & EQUIPMENT
GrafTech International Ltd.[b]	66,505	603,865	0.24
Superior Essex Inc.[b]	15,388	533,502	0.21
Other securities[a]		2,797,976	1.09

		3,935,343	1.54

ELECTRONICS
II-VI Inc.[b]	15,085	510,627	0.20
L-1 Identity Solutions Inc.[b]	38,272	631,871	0.25
Other securities[a]		7,237,174	2.82

		8,379,672	3.27

ENERGY - ALTERNATE SOURCES
Other securities[a]		699,895	0.27

		699,895	0.27

ENGINEERING & CONSTRUCTION
Other securities[a]		485,647	0.19

		485,647	0.19

ENTERTAINMENT
Other securities[a]		1,677,847	0.65

		1,677,847	0.65

ENVIRONMENTAL CONTROL
Other securities[a]		1,663,338	0.65

		1,663,338	0.65

FOOD
Ingles Markets Inc. Class A	12,703	518,791	0.20
Other securities[a]		3,748,050	1.47

		4,266,841	1.67

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	20,849	692,187	0.27
Other securities[a]		1,477,966	0.58

		2,170,153	0.85

GAS
EnergySouth Inc.	18,286	766,732	0.30
Other securities[a]		674,004	0.26

		1,440,736	0.56

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Align Technology Inc.[b]	41,896	$664,471	0.26%
Other securities[a]		12,028,812	4.70

		12,693,283	4.96

HEALTH CARE - SERVICES
Other securities[a]		5,674,747	2.22

		5,674,747	2.22

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		245,620	0.10

		245,620	0.10

HOME BUILDERS
Other securities[a]		1,105,409	0.43

		1,105,409	0.43

HOME FURNISHINGS
Other securities[a]		1,966,681	0.77

		1,966,681	0.77

HOUSEHOLD PRODUCTS & WARES
Ennis Inc.	22,730	608,255	0.24
Other securities[a]		739,630	0.29

		1,347,885	0.53

HOUSEWARES
Other securities[a]		526,121	0.21

		526,121	0.21

INSURANCE
Other securities[a]		3,781,975	1.48

		3,781,975	1.48

INTERNET
Other securities[a]		13,092,815	5.11

		13,092,815	5.11

INVESTMENT COMPANIES
Other securities[a]		2,050,561	0.80

		2,050,561	0.80

IRON & STEEL
Other securities[a]		848,603	0.33

		848,603	0.33

LEISURE TIME
Ambassadors Group Inc.	16,083	534,599	0.21
Arctic Cat Inc.	28,859	562,462	0.22
Other securities[a]		977,248	0.38

		2,074,309	0.81

26	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$1,644,480	0.64%

		1,644,480	0.64

MACHINERY
Cascade Corp.	8,839	529,279	0.21
Tennant Co.	18,857	593,807	0.23
Other securities[a]		2,777,926	1.08

		3,901,012	1.52

MANUFACTURING
Other securities[a]		3,435,074	1.34

		3,435,074	1.34

MEDIA
Acacia Research Corp. - Acacia
Technologies Group[b]	31,863	504,073	0.20
Charter Communications Inc. Class Ab	215,887	602,325	0.23
Other securities[a]		3,464,328	1.35

		4,570,726	1.78

METAL FABRICATE & HARDWARE
Ladish Co. Inc.[b]	15,085	567,799	0.22
Other securities[a]		1,609,977	0.63

		2,177,776	0.85

MINING
Brush Engineered Materials Inc.[b]	14,987	726,420	0.28
Other securities[a]		275,945	0.11

		1,002,365	0.39

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		7,380	0.00

		7,380	0.00

OIL & GAS
Petroleum Development Corp.[b]	11,316	606,198	0.24
Other securities[a]		4,745,500	1.85

		5,351,698	2.09

OIL & GAS SERVICES
MarkWest Hydrocarbon Inc.	9,759	605,058	0.24
Other securities[a]		2,616,170	1.02

		3,221,228	1.26

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$538,850	0.21%

		538,850	0.21

PHARMACEUTICALS
Dendreon Corp.[b,c]	46,045	595,362	0.23
Other securities[a]		11,992,433	4.68

		12,587,795	4.91

REAL ESTATE
Other securities[a]		1,470,395	0.57

		1,470,395	0.57

REAL ESTATE INVESTMENT TRUSTS
Capital Trust Inc. Class A	12,298	560,420	0.22
Gladstone Commercial Corp.	28,177	564,949	0.22
One Liberty Properties Inc.	25,912	591,053	0.23
Other securities[a]		10,268,416	4.01

		11,984,838	4.68

RETAIL
Bon-Ton Stores Inc. (The)	10,924	614,366	0.24
Movado Group Inc.	16,778	494,112	0.19
Other securities[a]		10,481,451	4.10

		11,589,929	4.53

SAVINGS & LOANS
KNBT Bancorp Inc.	35,142	517,993	0.20
Provident New York Bancorp	41,896	592,828	0.23
TierOne Corp.	19,157	518,005	0.20
WSFS Financial Corp.	7,770	501,010	0.20
Other securities[a]		4,421,046	1.73

		6,550,882	2.56

SEMICONDUCTORS
Other securities[a]		6,691,905	2.61

		6,691,905	2.61

SOFTWARE
Other securities[a]		9,082,104	3.55

		9,082,104	3.55

TELECOMMUNICATIONS
SAVVIS Inc.[b]	17,887	856,430	0.33
Other securities[a]		11,687,379	4.57

		12,543,809	4.90

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

March 31, 2007

Security	Shares or Principal	Value	% of Net Assets
TEXTILES
Other securities[a]		$306,813	0.12%

		306,813	0.12

TOYS, GAMES & HOBBIES
Other securities[a]		721,822	0.28

		721,822	0.28

TRANSPORTATION
Other securities[a]		2,777,511	1.08

		2,777,511	1.08

TRUCKING & LEASING
Other securities[a]		220,389	0.09

		220,389	0.09

WATER
Other securities[a]		1,455,079	0.57

		1,455,079	0.57

TOTAL COMMON STOCKS (Cost: $254,195,531)		255,755,841	99.87

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		184,534	0.07

		184,534	0.07

COMMERCIAL PAPER[d]
Other securities[a]		1,446,811	0.57

		1,446,811	0.57

MEDIUM-TERM NOTES[d]
Other securities[a]		105,390	0.04

		105,390	0.04

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	580,248	580,248	0.23

		580,248	0.23

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$1,892,947	1,892,947	0.74

		1,892,947	0.74

Security	Shares	Value	% of Net Assets
TIME DEPOSITS[d]
Other securities[a]		$482,925	0.19%

		482,925	0.19

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		2,930,022	1.14

		2,930,022	1.14

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,622,877)		7,622,877	2.98

TOTAL INVESTMENTS IN SECURITIES (Cost: $261,818,408)		263,378,718	102.85

SHORT POSITIONS[h]

COMMON STOCKS
New York Community Bancorp Inc.	(9,951)	(175,038)	(0.07)

		(175,038)	(0.07)

TOTAL SHORT POSITIONS (Proceeds: $174,861)		(175,038)	(0.07)

Other Assets, Less Liabilities		(7,111,812)	(2.78)

NET ASSETS		$256,091,868	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $1,892,947, due 4/2/07 to 4/4/08, with a total maturity value of $ 1,895,471 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $2,067,763, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

[h]	See Note 1.

See notes to financial statements.

28	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$15,827,468	0.48%

		15,827,468	0.48

AEROSPACE & DEFENSE
Other securities[a]		29,794,078	0.89

		29,794,078	0.89

AGRICULTURE
Other securities[a]		13,102,692	0.39

		13,102,692	0.39

AIRLINES
Other securities[a]		23,599,952	0.71

		23,599,952	0.71

APPAREL
Coach Inc.[b]	307,049	15,367,802	0.46
Other securities[a]		18,691,431	0.56

		34,059,233	1.02

AUTO MANUFACTURERS
Ford Motor Co.	1,456,925	11,495,138	0.35
PACCAR Inc.	198,252	14,551,697	0.44
Other securities[a]		3,132,194	0.09

		29,179,029	0.88

AUTO PARTS & EQUIPMENT
Other securities[a]		12,911,966	0.39

		12,911,966	0.39

BANKS
KeyCorp	317,704	11,904,369	0.36
Other securities[a]		118,705,334	3.56

		130,609,703	3.92

BEVERAGES
Other securities[a]		21,867,483	0.66

		21,867,483	0.66

BIOTECHNOLOGY
Celgene Corp.[b]	300,943	15,787,470	0.47
Other securities[a]		21,903,268	0.66

		37,690,738	1.13

BUILDING MATERIALS
Other securities[a]		30,329,690	0.91

		30,329,690	0.91

Security	Shares	Value	% of Net Assets
CHEMICALS
Air Products & Chemicals Inc.	177,633	$13,137,737	0.39%
Other securities[a]		75,996,148	2.29

		89,133,885	2.68

COAL
Other securities[a]		12,203,289	0.37

		12,203,289	0.37

COMMERCIAL SERVICES
Other securities[a]		80,383,328	2.41

		80,383,328	2.41

COMPUTERS
Electronic Data Systems Corp.	412,527	11,418,747	0.34
Network Appliance Inc.[b]	298,264	10,892,601	0.33
Other securities[a]		65,905,642	1.98

		88,216,990	2.65

COSMETICS & PERSONAL CARE
Avon Products Inc.	360,695	13,439,496	0.40
Other securities[a]		5,533,292	0.17

		18,972,788	0.57

DISTRIBUTION & WHOLESALE
Other securities[a]		25,310,901	0.76

		25,310,901	0.76

DIVERSIFIED FINANCIAL SERVICES
NYSE Group Inc.[b,c]	124,453	11,667,469	0.35
Other securities[a]		100,587,392	3.02

		112,254,861	3.37

ELECTRIC
AES Corp. (The)[b]	525,470	11,308,114	0.34
American Electric Power Co. Inc.	312,571	15,237,836	0.46
Constellation Energy Group Inc.	141,623	12,314,120	0.37
Edison International	257,027	12,627,737	0.38
Entergy Corp.	163,796	17,185,476	0.52
PG&E Corp.	274,550	13,252,528	0.40
PPL Corp.	301,439	12,328,855	0.37
Other securities[a]		137,357,338	4.11

		231,612,004	6.95

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$12,259,083	0.37%

		12,259,083	0.37

ELECTRONICS
Thermo Fisher Scientific Inc.[b]	327,332	15,302,771	0.46
Other securities[a]		47,226,103	1.42

		62,528,874	1.88

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,063,561	0.06

		2,063,561	0.06

ENGINEERING & CONSTRUCTION
Other securities[a]		14,894,531	0.45

		14,894,531	0.45

ENTERTAINMENT
International Game Technology Inc.	269,978	10,901,712	0.33
Other securities[a]		9,034,905	0.27

		19,936,617	0.60

ENVIRONMENTAL CONTROL
Other securities[a]		11,213,330	0.34

		11,213,330	0.34

FOOD
Heinz (H.J.) Co.	265,724	12,520,915	0.38
Kroger Co.	575,654	16,262,225	0.49
Safeway Inc.	358,786	13,145,919	0.40
Other securities[a]		79,823,625	2.39

		121,752,684	3.66

FOREST PRODUCTS & PAPER
Other securities[a]		25,859,361	0.78

		25,859,361	0.78

GAS
Sempra Energy	203,567	12,419,623	0.37
Other securities[a]		25,304,320	0.76

		37,723,943	1.13

HAND & MACHINE TOOLS
Other securities[a]		14,332,220	0.43

		14,332,220	0.43

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
St. Jude Medical Inc.[b]	288,111	$10,835,855	0.33%
Other securities[a]		69,730,354	2.09

		80,566,209	2.42

HEALTH CARE - SERVICES
Other securities[a]		66,232,574	1.99

		66,232,574	1.99

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		4,878,577	0.15

		4,878,577	0.15

HOME BUILDERS
Other securities[a]		31,993,688	0.96

		31,993,688	0.96

HOME FURNISHINGS
Other securities[a]		10,061,317	0.30

		10,061,317	0.30

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		27,675,556	0.83

		27,675,556	0.83

HOUSEWARES
Other securities[a]		8,622,942	0.26

		8,622,942	0.26

INSURANCE
CIGNA Corp.	77,351	11,034,894	0.33
Other securities[a]		114,953,948	3.45

		125,988,842	3.78

INTERNET
Liberty Media Holding Corp. – Liberty Interactive Group Series Ab	525,152	12,509,121	0.38
Other securities[a]		40,558,268	1.21

		53,067,389	1.59

INVESTMENT COMPANIES
Other securities[a]		8,574,226	0.26

		8,574,226	0.26

IRON & STEEL
Other securities[a]		26,365,348	0.79

		26,365,348	0.79

30	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
LEISURE TIME
Harley-Davidson Inc.	213,631	$12,550,821	0.38%
Other securities[a]		5,915,725	0.17

		18,466,546	0.55

LODGING
Harrah’s Entertainment Inc.	146,354	12,359,595	0.37
Hilton Hotels Corp.	305,925	11,001,063	0.33
Starwood Hotels & Resorts Worldwide Inc.	172,080	11,159,388	0.34
Other securities[a]		16,327,761	0.49

		50,847,807	1.53

MACHINERY
Other securities[a]		39,750,899	1.19

		39,750,899	1.19

MANUFACTURING
Other securities[a]		82,311,721	2.47

		82,311,721	2.47

MEDIA
Liberty Media Holding Corp. – Liberty Capital Group Series Ab	112,117	12,399,019	0.37
Other securities[a]		64,433,747	1.94

		76,832,766	2.31

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	107,180	11,152,079	0.34
Other securities[a]		5,012,348	0.15

		16,164,427	0.49

MINING
Freeport-McMoRan Copper & Gold Inc.	257,561	17,047,963	0.51
Other securities[a]		11,820,863	0.36

		28,868,826	0.87

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[b]	764,558	12,913,385	0.39
Other securities[a]		7,823,557	0.23

		20,736,942	0.62

Security	Shares	Value	% of Net Assets
OFFICE FURNISHINGS
Other securities[a]		$3,098,046	0.09%

		3,098,046	0.09

OIL & GAS
Hess Corp.	216,593	12,014,414	0.36
Other securities[a]		109,200,196	3.28

		121,214,610	3.64

OIL & GAS SERVICES
National Oilwell Varco Inc.[b]	140,472	10,927,317	0.33
Other securities[a]		43,209,767	1.30

		54,137,084	1.63

PACKAGING & CONTAINERS
Other securities[a]		25,172,870	0.76

		25,172,870	0.76

PHARMACEUTICALS
Allergan Inc.	119,438	13,236,119	0.40
Forest Laboratories Inc.[b]	260,066	13,377,795	0.40
Other securities[a]		57,077,627	1.71

		83,691,541	2.51

PIPELINES
Williams Companies Inc.	475,413	13,530,254	0.40
Other securities[a]		34,467,316	1.04

		47,997,570	1.44

REAL ESTATE
Other securities[a]		14,871,364	0.45

		14,871,364	0.45

REAL ESTATE INVESTMENT TRUSTS
Equity Residential	233,539	11,263,586	0.34
Host Hotels & Resorts Inc.	411,030	10,814,199	0.32
ProLogis	194,284	12,614,860	0.38
Vornado Realty Trust	103,216	12,317,797	0.37
Other securities[a]		159,594,811	4.79

		206,605,253	6.20

RETAIL
Penney (J.C.) Co. Inc.	186,133	15,292,687	0.46
Yum! Brands Inc.	214,037	12,362,777	0.37
Other securities[a]		164,241,454	4.93

		191,896,918	5.76

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$24,655,474	0.74%

		24,655,474	0.74

SEMICONDUCTORS
Other securities[a]		118,522,757	3.56

		118,522,757	3.56

SOFTWARE
Electronic Arts Inc.[b]	241,471	12,160,480	0.36
Other securities[a]		107,841,612	3.24

		120,002,092	3.60

TELECOMMUNICATIONS
American Tower Corp. Class Ab	334,924	13,045,290	0.39
Qwest Communications International Inc.[b]	1,262,208	11,347,250	0.34
Other securities[a]		82,965,052	2.49

		107,357,592	3.22

TEXTILES
Other securities[a]		7,319,202	0.22

		7,319,202	0.22

TOYS, GAMES & HOBBIES
Other securities[a]		12,162,161	0.36

		12,162,161	0.36

TRANSPORTATION
CSX Corp.	351,778	14,088,709	0.42
Other securities[a]		34,485,978	1.04

		48,574,687	1.46

TRUCKING & LEASING
Other securities[a]		1,745,560	0.05

		1,745,560	0.05

WATER
Other securities[a]		2,455,806	0.07

		2,455,806	0.07

TOTAL COMMON STOCKS (Cost: $2,854,895,365)		3,329,111,471	99.96

Security	Shares or Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		$1,720,384	0.05%

		1,720,384	0.05

COMMERCIAL PAPER[d]
Other securities[a]		13,488,439	0.40

		13,488,439	0.40

MEDIUM-TERM NOTES[d]
Other securities[a]		982,531	0.03

		982,531	0.03

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	8,986,488	8,986,488	0.27

		8,986,488	0.27

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$17,647,733	17,647,733	0.53

		17,647,733	0.53

TIME DEPOSITS[d]
Other securities[a]		4,502,266	0.14

		4,502,266	0.14

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]		27,316,268	0.82

		27,316,268	0.82

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,644,109)		74,644,109	2.24

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,929,539,474)		3,403,755,580	102.20

Other Assets, Less Liabilities		(73,378,999)	(2.20)

NET ASSETS		$3,330,376,581	100.00%

32	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2007

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $17,647,733, due 4/2/07 to 4/4/08, with a total maturity value of $17,671,258 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $19,277,498, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$12,885,437	0.71%

		12,885,437	0.71

AEROSPACE & DEFENSE
Rockwell Collins Inc.	139,296	9,323,081	0.51
Other securities[a]		7,979,417	0.44

		17,302,498	0.95

AGRICULTURE
Other securities[a]		4,236,773	0.23

		4,236,773	0.23

AIRLINES
Other securities[a]		14,966,033	0.82

		14,966,033	0.82

APPAREL
Coach Inc.[b]	313,410	15,686,170	0.86
Other securities[a]		5,579,491	0.31

		21,265,661	1.17

AUTO MANUFACTURERS
PACCAR Inc.	119,924	8,802,422	0.48
Other securities[a]		3,174,276	0.18

		11,976,698	0.66

AUTO PARTS & EQUIPMENT
Other securities[a]		4,772,935	0.26

		4,772,935	0.26

BANKS
Northern Trust Corp.	167,760	10,089,086	0.56
Other securities[a]		16,579,155	0.91

		26,668,241	1.47

BEVERAGES
Other securities[a]		7,627,194	0.42

		7,627,194	0.42

BIOTECHNOLOGY
Celgene Corp.[b]	303,224	15,907,130	0.87
Other securities[a]		18,650,979	1.03

		34,558,109	1.90

BUILDING MATERIALS
American Standard Companies Inc.	145,033	7,689,650	0.42

Security	Shares	Value	% of Net Assets
Other securities[a]		$16,194,402	0.89%

		23,884,052	1.31

CHEMICALS
Other securities[a]		23,422,379	1.29

		23,422,379	1.29

COAL
Other securities[a]		12,281,629	0.68

		12,281,629	0.68

COMMERCIAL SERVICES
Other securities[a]		56,934,355	3.13

		56,934,355	3.13

COMPUTERS
Cognizant Technology
Solutions Corp.[b]	114,305	10,089,702	0.55
Network Appliance Inc.[b]	304,628	11,125,015	0.61
SanDisk Corp.[b]	183,956	8,057,273	0.44
Other securities[a]		32,189,337	1.78

		61,461,327	3.38

COSMETICS & PERSONAL CARE
Avon Products Inc.	366,598	13,659,441	0.75
Other securities[a]		5,628,475	0.31

		19,287,916	1.06

DISTRIBUTION & WHOLESALE
Other securities[a]		13,777,257	0.76

		13,777,257	0.76

DIVERSIFIED FINANCIAL SERVICES
CBOT Holdings Inc. Class Ab	43,001	7,804,681	0.43
Rowe (T.) Price Group Inc.	216,216	10,203,233	0.56
Other securities[a]		51,872,310	2.85

		69,880,224	3.84

ELECTRIC
AES Corp. (The)[b]	535,975	11,534,182	0.63
Other securities[a]		10,879,270	0.60

		22,413,452	1.23

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		10,010,815	0.55

		10,010,815	0.55

34	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$42,813,777	2.36%

		42,813,777	2.36

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,063,716	0.11

		2,063,716	0.11

ENGINEERING & CONSTRUCTION
Other securities[a]		11,153,777	0.61

		11,153,777	0.61

ENTERTAINMENT
International Game
Technology Inc.	276,070	11,147,707	0.61
Other securities[a]		6,618,529	0.37

		17,766,236	0.98

ENVIRONMENTAL CONTROL
Other securities[a]		8,736,694	0.48

		8,736,694	0.48

FOOD
Wrigley (William Jr.) Co.	191,136	9,734,556	0.54
Other securities[a]		34,303,691	1.88

		44,038,247	2.42

FOREST PRODUCTS & PAPER
Other securities[a]		1,881,777	0.10

		1,881,777	0.10

HAND & MACHINE TOOLS
Other securities[a]		9,072,173	0.50

		9,072,173	0.50

HEALTH CARE - PRODUCTS
Biomet Inc.	200,342	8,512,532	0.47
St. Jude Medical Inc.[b]	293,876	11,052,676	0.61
Other securities[a]		57,111,000	3.14

		76,676,208	4.22

HEALTH CARE - SERVICES
Other securities[a]		58,787,915	3.23

		58,787,915	3.23

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,025,318	0.06

		1,025,318	0.06

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$16,758,808	0.92%

		16,758,808	0.92

HOME FURNISHINGS
Other securities[a]		5,233,670	0.29

		5,233,670	0.29

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		12,888,337	0.71

		12,888,337	0.71

HOUSEWARES
Other securities[a]		6,090,002	0.34

		6,090,002	0.34

INSURANCE
Other securities[a]		11,278,370	0.62

		11,278,370	0.62

INTERNET
Amazon.com Inc.[b]	254,135	10,112,032	0.56
Liberty Media Holding Corp. – Liberty Interactive Group Series Ab	410,310	9,773,584	0.54
Other securities[a]		25,246,897	1.38

		45,132,513	2.48

IRON & STEEL
Allegheny Technologies Inc.	81,634	8,709,531	0.48
Other securities[a]		2,341,536	0.13

		11,051,067	0.61

LEISURE TIME
Harley-Davidson Inc.	218,720	12,849,800	0.71
Other securities[a]		464,182	0.02

		13,313,982	0.73

LODGING
Harrah’s Entertainment Inc.	111,006	9,374,457	0.52
Hilton Hotels Corp.	313,138	11,260,442	0.62
Starwood Hotels & Resorts Worldwide Inc.	147,329	9,554,286	0.53

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
Other securities[a]		$16,618,827	0.91%

		46,808,012	2.58

MACHINERY
Rockwell Automation Inc.	136,111	8,148,966	0.45
Other securities[a]		23,515,967	1.29

		31,664,933	1.74

MANUFACTURING
Textron Inc.	98,929	8,883,824	0.49
Other securities[a]		35,890,615	1.97

		44,774,439	2.46

MEDIA
Other securities[a]		30,636,536	1.69

		30,636,536	1.69

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	110,021	11,447,685	0.63
Other securities[a]		156,551	0.01

		11,604,236	0.64

MINING
Vulcan Materials Co.	76,876	8,954,516	0.49
Other securities[a]		8,669,371	0.48

		17,623,887	0.97

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		4,815,516	0.27

		4,815,516	0.27

OFFICE FURNISHINGS
Other securities[a]		2,793,604	0.15

		2,793,604	0.15

OIL & GAS
Other securities[a]		54,730,813	3.01

		54,730,813	3.01

OIL & GAS SERVICES
National Oilwell Varco Inc.[b]	133,051	10,350,037	0.57
Smith International Inc.	162,729	7,819,128	0.43
Other securities[a]		34,078,228	1.87

		52,247,393	2.87

PACKAGING & CONTAINERS
Other securities[a]		17,457,476	0.96

		17,457,476	0.96

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Allergan Inc.	121,686	$13,485,243	0.74%
Forest Laboratories Inc.[b]	265,324	13,648,267	0.75
Other securities[a]		44,124,781	2.43

		71,258,291	3.92

PIPELINES
Kinder Morgan Inc.	86,710	9,230,280	0.51
Williams Companies Inc.	368,259	10,480,651	0.58
Other securities[a]		17,289,243	0.95

		37,000,174	2.04

REAL ESTATE
Other securities[a]		15,163,557	0.84

		15,163,557	0.84

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		38,159,174	2.10

		38,159,174	2.10

RETAIL
Bed Bath & Beyond Inc.[b]	229,783	9,230,383	0.51
Nordstrom Inc.	192,124	10,171,045	0.56
Office Depot Inc.[b]	233,665	8,210,988	0.45
Penney (J.C.) Co. Inc.	191,001	15,692,642	0.86
TJX Companies Inc.	372,862	10,052,360	0.55
Yum! Brands Inc.	221,411	12,788,699	0.70
Other securities[a]		99,642,397	5.49

		165,788,514	9.12

SAVINGS & LOANS
Other securities[a]		5,333,298	0.29

		5,333,298	0.29

SEMICONDUCTORS
Analog Devices Inc.	278,443	9,603,499	0.53
LinearTechnology Corp.	247,206	7,809,238	0.43
Maxim Integrated Products Inc.	261,094	7,676,164	0.42
NVIDIA Corp.[b]	287,002	8,259,918	0.45
Other securities[a]		70,545,919	3.89

		103,894,738	5.72

36	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
SOFTWARE
Electronic Arts Inc.[b]	247,335	$12,455,791	0.69%
Intuit Inc.[b]	283,507	7,756,752	0.43
Paychex Inc.	273,638	10,362,671	0.57
Other securities[a]		72,194,633	3.96

		102,769,847	5.65

TELECOMMUNICATIONS
American Tower Corp. Class Ab	341,607	13,305,593	0.73
NII Holdings Inc. Class Bb	118,948	8,823,563	0.48
Other securities[a]		36,843,361	2.03

		58,972,517	3.24

TEXTILES
Other securities[a]		4,331,281	0.24

		4,331,281	0.24

TRANSPORTATION
Other securities[a]		30,247,069	1.66

		30,247,069	1.66

TRUCKING & LEASING
Other securities[a]		925,456	0.05

		925,456	0.05

WATER
Other securities[a]		1,426,832	0.08

		1,426,832	0.08

TOTAL COMMON STOCKS (Cost: $1,557,064,781)		1,815,803,165	99.88

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[c]
Other securities[a]		1,170,649	0.06

		1,170,649	0.06

COMMERCIAL PAPER[c]
Other securities[a]		9,178,317	0.51

		9,178,317	0.51

MEDIUM-TERM NOTES[c]
Other securities[a]		668,570	0.04

		668,570	0.04

Security	Shares or Principal	Value	% of Net Assets
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	6,021,849	$6,021,849	0.33%

		6,021,849	0.33

REPURCHASE AGREEMENTS[c]
Fully collateralized repurchase agreements[f]	$12,008,534	12,008,534	0.66

		12,008,534	0.66

TIME DEPOSITS[c]
Other securities[a]		3,063,602	0.17

		3,063,602	0.17

VARIABLE & FLOATING RATE NOTES[c]
Other securities[a]		18,587,560	1.02

		18,587,560	1.02

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,699,081)		50,699,081	2.79

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,607,763,862)		1,866,502,246	102.67

Other Assets, Less Liabilities		(48,570,792)	(2.67)

NET ASSETS		$1,817,931,454	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

Aggregated repurchase agreements dated 3/30/07 in the amount of $12,008,534, due 4/2/07 to 4/4/08, with a total maturity value of $ 12,024,543 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $13,117,523, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,457,087	0.19%

		6,457,087	0.19

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	197,817	17,303,053	0.51
Other securities[a]		11,038,742	0.32

		28,341,795	0.83

AGRICULTURE
Other securities[a]		19,764,794	0.58

		19,764,794	0.58

AIRLINES
Other securities[a]		19,242,373	0.56

		19,242,373	0.56

APPAREL
Other securities[a]		29,171,239	0.86

		29,171,239	0.86

AUTO MANUFACTURERS
Ford Motor Co.[b]	3,179,332	25,084,929	0.74
Other securities[a]		13,124,874	0.38

		38,209,803	1.12

AUTO PARTS & EQUIPMENT
Other securities[a]		18,139,593	0.53

		18,139,593	0.53

BANKS
Comerica Inc.	286,759	16,953,192	0.50
KeyCorp	710,869	26,636,261	0.78
Marshall & Ilsley Corp.	442,863	20,508,986	0.60
Other securities[a]		168,368,058	4.94

		232,466,497	6.82

BEVERAGES
Other securities[a]		26,782,311	0.79

		26,782,311	0.79

BIOTECHNOLOGY
Other securities[a]		10,216,198	0.30

		10,216,198	0.30

BUILDING MATERIALS
Other securities[a]		15,396,883	0.45

		15,396,883	0.45

Security	Shares	Value	% of Net Assets
CHEMICALS
Air Products & Chemicals Inc.	343,857	$25,431,664	0.75%
PPG Industries Inc.	251,959	17,715,237	0.52
Other securities[a]		101,412,291	2.97

		144,559,192	4.24

COMMERCIAL SERVICES
Other securities[a]		53,365,801	1.57

		53,365,801	1.57

COMPUTERS
Other securities[a]		62,031,864	1.82

		62,031,864	1.82

COSMETICS & PERSONAL CARE
Other securities[a]		468,426	0.01

		468,426	0.01

DISTRIBUTION & WHOLESALE
Other securities[a]		25,883,009	0.76

		25,883,009	0.76

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	374,208	21,382,245	0.63
CIT Group Inc.	353,036	18,682,665	0.55
Other securities[a]		52,904,340	1.55

		92,969,250	2.73

ELECTRIC
Ameren Corp.	361,208	18,168,762	0.53
American Electric Power Co. Inc.	691,354	33,703,507	0.99
Consolidated Edison Inc.	432,027	22,059,299	0.65
Constellation Energy Group Inc.	272,348	23,680,659	0.69
Edison International	571,834	28,094,204	0.82
Entergy Corp.	362,284	38,010,836	1.11
Mirant Corp.[c]	446,219	18,054,021	0.53
PG&E Corp.	608,528	29,373,647	0.86
PPL Corp.	664,682	27,185,494	0.80
Progress Energy Inc.	444,399	22,415,486	0.66
Xcel Energy Inc.	711,514	17,567,281	0.52
Other securities[a]		184,092,033	5.40

		462,405,229	13.56

38	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$5,375,857	0.16%

		5,375,857	0.16

ELECTRONICS
Thermo Fisher Scientific Inc.[c]	375,448	17,552,194	0.52
Other securities[a]		26,455,919	0.77

		44,008,113	1.29

ENGINEERING & CONSTRUCTION
Other securities[a]		9,129,977	0.27

		9,129,977	0.27

ENTERTAINMENT
Other securities[a]		5,320,948	0.16

		5,320,948	0.16

ENVIRONMENTAL CONTROL
Other securities[a]		5,738,395	0.17

		5,738,395	0.17

FOOD
ConAgra Foods Inc.	911,167	22,697,170	0.66
Kroger Co.	1,105,208	31,222,126	0.92
Safeway Inc.	787,056	28,837,732	0.85
Other securities[a]		89,735,385	2.63

		172,492,413	5.06

FOREST PRODUCTS & PAPER
Other securities[a]		52,974,417	1.55

		52,974,417	1.55

GAS
Sempra Energy	450,161	27,464,323	0.81
Other securities[a]		55,749,180	1.63

		83,213,503	2.44

HAND & MACHINE TOOLS
Other securities[a]		12,260,473	0.36

		12,260,473	0.36

HEALTH CARE - PRODUCTS
Other securities[a]		10,220,060	0.30

		10,220,060	0.30

HEALTH CARE - SERVICES
Other securities[a]		21,284,731	0.62

		21,284,731	0.62

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$8,446,923	0.25%

		8,446,923	0.25

HOME BUILDERS
Other securities[a]		31,961,542	0.94

		31,961,542	0.94

HOME FURNISHINGS
Other securities[a]		10,979,118	0.32

		10,979,118	0.32

HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)	268,426	17,096,052	0.50
Other securities[a]		16,560,914	0.49

		33,656,966	0.99

HOUSEWARES
Other securities[a]		5,937,724	0.17

		5,937,724	0.17

INSURANCE
Aon Corp.	523,820	19,884,207	0.58
CIGNA Corp.	170,136	24,271,602	0.71
Other securities[a]		210,202,325	6.17

		254,358,134	7.46

INTERNET
Other securities[a]		22,055,096	0.65

		22,055,096	0.65

INVESTMENT COMPANIES
Other securities[a]		19,366,898	0.57

		19,366,898	0.57

IRON & STEEL
United States Steel Corp.	215,839	21,404,754	0.63
Other securities[a]		13,254,568	0.39

		34,659,322	1.02

LEISURE TIME
Other securities[a]		12,182,221	0.36

		12,182,221	0.36

LODGING
Other securities[a]		11,338,214	0.33

		11,338,214	0.33

MACHINERY
Other securities[a]		19,449,817	0.57

		19,449,817	0.57

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2007

Security	Shares	Value	% of Net Assets
MANUFACTURING
Eaton Corp.	262,053	$21,897,149	0.64%
Other securities[a]		63,136,319	1.85

		85,033,468	2.49

MEDIA
Gannett Co. Inc.	422,612	23,788,829	0.70
Liberty Media Holding Corp. – Liberty Capital Group Series Ac	246,474	27,257,560	0.80
Other securities[a]		51,163,330	1.50

		102,209,719	3.00

METAL FABRICATE & HARDWARE
Other securities[a]		10,842,362	0.32

		10,842,362	0.32

MINING
Freeport-McMoRan Copper & Gold Inc.	391,886	25,938,934	0.76

		25,938,934	0.76

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[c]	1,687,450	28,501,030	0.83
Other securities[a]		7,042,531	0.21

		35,543,561	1.04

OFFICE FURNISHINGS
Other securities[a]		612,910	0.02

		612,910	0.02

OIL & GAS
Chesapeake Energy Corp.	727,642	22,469,585	0.66
Hess Corp.	477,328	26,477,384	0.78
Murphy Oil Corp.	327,507	17,488,874	0.51
Noble Energy Inc.	307,698	18,354,186	0.54
Other securities[a]		63,476,560	1.86

		148,266,589	4.35

OIL & GAS SERVICES
Other securities[a]		8,100,338	0.24

		8,100,338	0.24

PACKAGING & CONTAINERS
Other securities[a]		17,770,543	0.52

		17,770,543	0.52

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$32,057,342	0.94%

		32,057,342	0.94

PIPELINES
Other securities[a]		25,593,665	0.75

		25,593,665	0.75

REAL ESTATE INVESTMENT TRUSTS
Archstone-Smith Trust	375,968	20,407,543	0.60
AvalonBay Communities Inc.	137,065	17,818,450	0.52
Boston Properties Inc.	199,387	23,408,034	0.69
Equity Residential	512,123	24,699,692	0.72
Host Hotels & Resorts Inc.	902,602	23,747,459	0.70
Kimco Realty Corp.	383,785	18,705,681	0.55
ProLogis	429,735	27,902,694	0.82
Vornado Realty Trust	228,375	27,254,273	0.80
Other securities[a]		188,415,316	5.52

		372,359,142	10.92

RETAIL
Other securities[a]		64,745,834	1.90

		64,745,834	1.90

SAVINGS & LOANS
Sovereign Bancorp Inc.	689,104	17,530,806	0.51
Other securities[a]		25,919,164	0.76

		43,449,970	1.27

SEMICONDUCTORS
Other securities[a]		36,468,649	1.07

		36,468,649	1.07

SOFTWARE
Other securities[a]		42,689,248	1.25

		42,689,248	1.25

TELECOMMUNICATIONS
Qwest Communications International Inc.[b,c]	2,767,688	24,881,515	0.73
Other securities[a]		82,870,768	2.43

		107,752,283	3.16

40	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2007

Security	Shares or Principal	Value	% of Net Assets
TEXTILES
Other securities[a]		$6,931,174	0.20%

		6,931,174	0.20

TOYS, GAMES & HOBBIES
Mattel Inc.	680,476	18,760,723	0.55
Other securities[a]		7,996,228	0.24

		26,756,951	0.79

TRANSPORTATION
Other securities[a]		41,669,190	1.22

		41,669,190	1.22

TRUCKING & LEASING
Other securities[a]		1,800,339	0.05

		1,800,339	0.05

WATER
Other securities[a]		2,159,218	0.06

		2,159,218	0.06

TOTAL COMMON STOCKS (Cost: $3,003,977,772)		3,411,033,635	100.05

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[d]
Other securities[a]		3,007,462	0.09

		3,007,462	0.09

COMMERCIAL PAPER[d]
Other securities[a]		23,579,593	0.69

		23,579,593	0.69

MEDIUM-TERM NOTES[d]
Other securities[a]		1,717,595	0.05

		1,717,595	0.05

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	7,600,088	7,600,088	0.22

		7,600,088	0.22

REPURCHASE AGREEMENTS[d]
Fully collateralized repurchase agreements[g]	$30,850,599	30,850,599	0.91

		30,850,599	0.91

Security	Value	% of Net Assets
TIME DEPOSITS[d]
Other securities[a]	$7,870,562	0.23%

	7,870,562	0.23

VARIABLE & FLOATING RATE NOTES[d]
Other securities[a]	47,752,489	1.40

	47,752,489	1.40

TOTAL SHORT-TERM INVESTMENTS (Cost: $122,378,388)	122,378,388	3.59

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,126,356,160)	3,533,412,023	103.64

Other Assets, Less Liabilities	(124,168,036)	(3.64)

NET ASSETS	$3,409,243,987	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2007.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

Aggregated repurchase agreements dated 3/30/07 in the amount of $30,850,599, due 4/2/07 to 4/4/08, with a total maturity value of $ 30,891,725 and effective yields of 5.38% to 5.64%. Repurchase agreements are fully collateralized by U.S. Government obligations and non-U.S. Government debt securities with a total value of $33,699,645, with interest rates ranging from 0.00% to 10.13% and maturity dates ranging from 4/1/07 to 12/20/54.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2007

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap™ Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,731,577,630	$249,064,538	$623,912,533	$261,238,160
Affiliated issuers (Note 2)	4,378,486	486,622	846,742	580,248

Total cost of investments	$2,735,956,116	$249,551,160	$624,759,275	$261,818,408

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,947,135,361	$267,195,289	$697,850,769	$262,798,470
Affiliated issuers (Note 2)	4,378,486	486,622	846,742	580,248

Total value of investments	2,951,513,847	267,681,911	698,697,511	263,378,718
Receivables:
Investment securities sold	2,674,436	1,105,512	1,364,268	301,188
Dividends and interest	3,414,967	250,614	1,039,081	233,132

Total Assets	2,957,603,250	269,038,037	701,100,860	263,913,038

LIABILITIES
Payables:
Investment securities purchased	6,360,995	1,108,780	2,382,356	471,907
Collateral for securities on loan (Note 5)	22,091,327	1,602,726	3,966,300	7,042,629
Capital shares redeemed	–	291,745	–	–
Short positions, at value (Proceeds: $ –, $705,869, $ – and $174,861, respectively) (Note 1)	–	704,878	–	175,038
Investment advisory fees (Note 2)	498,451	60,591	152,761	131,596

Total Liabilities	28,950,773	3,768,720	6,501,417	7,821,170

NET ASSETS	$2,928,652,477	$265,269,317	$694,599,443	$256,091,868

Net assets consist of:
Paid-in capital	$2,797,620,865	$267,124,455	$625,024,066	$255,950,042
Undistributed net investment income	405,054	78,445	51,913	21,918
Accumulated net realized loss	(84,931,173)	(20,065,325)	(4,414,772)	(1,440,225)
Net unrealized appreciation	215,557,731	18,131,742	73,938,236	1,560,133

NET ASSETS	$2,928,652,477	$265,269,317	$694,599,443	$256,091,868

Shares outstanding[b]	35,450,000	5,850,000	6,400,000	4,350,000

Net asset value per share	$82.61	$45.35	$108.53	$58.87

[a]	Securities on loan with market values of $21,522,283, $1,557,191, $3,886,808 and $6,632,948, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2007

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,920,552,986	$1,601,742,013	$3,118,756,072
Affiliated issuers (Note 2)	8,986,488	6,021,849	7,600,088

Total cost of investments	$2,929,539,474	$1,607,763,862	$3,126,356,160

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,394,769,092	$1,860,480,397	$3,525,811,935
Affiliated issuers (Note 2)	8,986,488	6,021,849	7,600,088

Total value of investments	3,403,755,580	1,866,502,246	3,533,412,023
Receivables:
Investment securities sold	4,125,920	2,334,461	7,278,225
Dividends and interest	3,306,590	972,031	5,358,916
Capital shares sold	–	12,368	28,487

Total Assets	3,411,188,090	1,869,821,106	3,546,077,651

LIABILITIES
Payables:
Investment securities purchased	14,609,808	6,838,324	20,954,714
Collateral for securities on loan (Note 5)	65,657,621	44,677,232	114,778,300
Capital shares redeemed	–	–	385,494
Investment advisory fees (Note 2)	544,080	374,096	715,156

Total Liabilities	80,811,509	51,889,652	136,833,664

NET ASSETS	$3,330,376,581	$1,817,931,454	$3,409,243,987

Net assets consist of:
Paid-in capital	$2,885,146,861	$1,587,819,513	$3,023,084,575
Undistributed net investment income	584,520	150,929	397,166
Accumulated net realized loss	(29,570,906)	(28,777,372)	(21,293,617)
Net unrealized appreciation	474,216,106	258,738,384	407,055,863

NET ASSETS	$3,330,376,581	$1,817,931,454	$3,409,243,987

Shares outstanding[b]	32,050,000	17,000,000	22,300,000

Net asset value per share	$103.91	$106.94	$152.88

[a]	Securities on loan with market values of $63,935,983, $43,405,154 and $111,169,407, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2007

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap™ Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$46,073,454	$2,994,947	$14,086,418	$2,332,911
Interest from affiliated issuers (Note 2)	164,503	15,457	41,292	20,967
Securities lending income	340,597	31,970	60,169	304,883

Total investment income	46,578,554	3,042,374	14,187,879	2,658,761

EXPENSES
Investment advisory fees (Note 2)	4,966,917	622,540	1,427,991	1,411,724

Total expenses	4,966,917	622,540	1,427,991	1,411,724

Net investment income	41,611,637	2,419,834	12,759,888	1,247,037

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(16,911,687)	(3,228,234)	(2,978,092)	(1,066,130)
In-kind redemptions	167,714,276	11,318,982	30,892,144	24,894,698

Net realized gain	150,802,589	8,090,748	27,914,052	23,828,568

Net change in unrealized appreciation (depreciation) on:
Investments	69,377,940	5,007,716	44,158,239	(20,114,745)
Short positions (Note 1)	—	991	—	(177)

Net change in unrealized appreciation (depreciation)	69,377,940	5,008,707	44,158,239	(20,114,922)

Net realized and unrealized gain	220,180,529	13,099,455	72,072,291	3,713,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$261,792,166	$15,519,289	$84,832,179	$4,960,683

[a]	Net of foreign withholding tax of $4,906, $213, $1,792 and $3,165, respectively.

See notes to financial statements.

44	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)
iSHARES®, TRUST

Year ended March 31, 2007

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$39,695,569	$14,486,092	$59,272,321
Interest from affiliated issuers (Note 2)	148,099	76,164	175,479
Securities lending income	665,332	426,179	665,179

Total investment income	40,509,000	14,988,435	60,112,979

EXPENSES
Investment advisory fees (Note 2)	5,055,534	3,815,806	6,546,825

Total expenses	5,055,534	3,815,806	6,546,825

Net investment income	35,453,466	11,172,629	53,566,154

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(25,699,478)	(1,215,320)	(19,297,558)
In-kind redemptions	114,892,542	65,019,644	215,126,067

Net realized gain	89,193,064	63,804,324	195,828,509

Net change in unrealized appreciation (depreciation)	164,079,646	14,928,845	197,631,760

Net realized and unrealized gain	253,272,710	78,733,169	393,460,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$288,726,176	$89,905,798	$447,026,423

[a]	Net of foreign withholding tax of $11,660, $ – and $25,897, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,611,637	$32,320,251	$2,419,834	$1,561,759
Net realized gain	150,802,589	81,757,247	8,090,748	12,250,640
Net change in unrealized appreciation (depreciation)	69,377,940	151,110,196	5,008,707	8,857,864

Net increase in net assets resulting from operations	261,792,166	265,187,694	15,519,289	22,670,263

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(41,648,195)	(30,958,509)	(2,337,434)	(1,526,590)

Total distributions to shareholders	(41,648,195)	(30,958,509)	(2,337,434)	(1,526,590)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,125,988,846	410,371,728	80,317,455	155,012,611
Cost of shares redeemed	(597,595,218)	(421,800,954)	(54,288,194)	(79,321,813)

Net increase (decrease) in net assets from capital share transactions	528,393,628	(11,429,226)	26,029,261	75,690,798

INCREASE IN NET ASSETS	748,537,599	222,799,959	39,211,116	96,834,471

NET ASSETS
Beginning of year	2,180,114,878	1,957,314,919	226,058,201	129,223,730

End of year	$2,928,652,477	$2,180,114,878	$265,269,317	$226,058,201

Undistributed net investment income included in net assets at end of year	$405,054	$986,986	$78,445	$29,816

SHARES ISSUED AND REDEEMED
Shares sold	14,200,000	5,700,000	1,850,000	3,800,000
Shares redeemed	(7,600,000)	(5,950,000)	(1,250,000)	(1,950,000)

Net increase (decrease) in shares outstanding	6,600,000	(250,000)	600,000	1,850,000

See notes to financial statements.

46	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell MicrocapTM Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Period from August 12, 2005[a] to March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,759,888	$9,607,648 $	1,247,037	$350,174
Net realized gain (loss)	27,914,052	66,055,162	23,828,568	(102,119)
Net change in unrealized appreciation (depreciation)	44,158,239	(17,490,279)	(20,114,922)	21,675,055

Net increase in net assets resulting from operations	84,832,179	58,172,531	4,960,683	21,923,110

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,598,684)	(9,275,163)	(1,269,631)	(244,398)
Return of capital	(233,748)	(169,470)	(189,978)	–

Total distributions to shareholders	(12,832,432)	(9,444,633)	(1,459,609)	(244,398)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	320,062,674	287,945,251	163,327,038	197,564,004
Cost of shares redeemed	(137,328,659)	(260,858,410)	(127,196,013)	(2,782,947)

Net increase in net assets from capital share transactions	182,734,015	27,086,841	36,131,025	194,781,057

INCREASE IN NET ASSETS	254,733,762	75,814,739	39,632,099	216,459,769

NET ASSETS
Beginning of period	439,865,681	364,050,942	216,459,769	–

End of period	$694,599,443	$439,865,681	$256,091,868	$216,459,769

Undistributed net investment income included in net assets at end of period	$51,913	$88,464	$21,918	$87,927

SHARES ISSUED AND REDEEMED
Shares sold	3,150,000	3,250,000	2,950,000	3,750,000
Shares redeemed	(1,350,000)	(2,900,000)	(2,300,000)	(50,000)

Net increase in shares outstanding	1,800,000	350,000	650,000	3,700,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$35,453,466	$23,219,459	$11,172,629	$7,202,741
Net realized gain	89,193,064	103,442,263	63,804,324	51,316,822
Net change in unrealized appreciation (depreciation)	164,079,646	182,637,869	14,928,845	177,715,202

Net increase in net assets resulting from operations	288,726,176	309,299,591	89,905,798	236,234,765

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,652,778)	(21,481,396)	(11,516,317)	(6,972,325)
Return of capital	(2,368,213)	(1,017,937)	–	–

Total distributions to shareholders	(37,020,991)	(22,499,333)	(11,516,317)	(6,972,325)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,253,265,580	956,942,674	420,395,284	631,007,878
Cost of shares redeemed	(370,962,653)	(249,828,742)	(261,869,442)	(121,303,346)

Net increase in net assets from capital share transactions	882,302,927	707,113,932	158,525,842	509,704,532

INCREASE IN NET ASSETS	1,134,008,112	993,914,190	236,915,323	738,966,972

NET ASSETS
Beginning of year	2,196,368,469	1,202,454,279	1,581,016,131	842,049,159

End of year	$3,330,376,581	$2,196,368,469	$1,817,931,454	$1,581,016,131

Undistributed net investment income included in net assets at end of year	$584,520	$539,722	$150,929	$141,590

SHARES ISSUED AND REDEEMED
Shares sold	12,800,000	10,950,000	4,100,000	6,850,000
Shares redeemed	(4,000,000)	(2,950,000)	(2,750,000)	(1,350,000)

Net increase in shares outstanding	8,800,000	8,000,000	1,350,000	5,500,000

See notes to financial statements.

48	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Year ended March 31, 2007	Year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$53,566,154	$36,061,750
Net realized gain	195,828,509	193,914,401
Net change in unrealized appreciation (depreciation)	197,631,760	83,032,231

Net increase in net assets resulting from operations	447,026,423	313,008,382

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,354,086)	(33,477,804)
Return of capital	(4,257,253)	(1,340,034)

Total distributions to shareholders	(56,611,339)	(34,817,838)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,778,509,187	1,241,101,300
Cost of shares redeemed	(834,603,742)	(592,979,944)

Net increase in net assets from capital share transactions	943,905,445	648,121,356

INCREASE IN NET ASSETS	1,334,320,529	926,311,900

NET ASSETS
Beginning of year	2,074,923,458	1,148,611,558

End of year	$3,409,243,987	$2,074,923,458

Undistributed net investment income included in net assets at end of year	$397,166	$719,458

SHARES ISSUED AND REDEEMED
Shares sold	12,750,000	10,200,000
Shares redeemed	(6,000,000)	(4,800,000)

Net increase in shares outstanding	6,750,000	5,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$75.57	$67.26	$64.13	$47.25	$63.89

Income from investment operations:
Net investment income	1.31 [a]	1.16	1.17	0.90	0.90
Net realized and unrealized gain (loss)[b]	7.00	8.26	3.26	16.90	(16.65)

Total from investment operations	8.31	9.42	4.43	17.80	(15.75)

Less distributions from:
Net investment income	(1.27)	(1.11)	(1.12)	(0.92)	(0.89)
Return of capital	–	–	(0.18)	(0.00)[c]	–

Total distributions	(1.27)	(1.11)	(1.30)	(0.92)	(0.89)

Net asset value, end of year	$82.61	$75.57	$67.26	$64.13	$47.25

Total return	11.10%	14.10%	6.95%	37.86%	(24.73)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,928,652	$2,180,115	$1,957,315	$1,417,348	$985,140
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.68%	1.62%	1.81%	1.54%	1.53%
Portfolio turnover rate[d]	6%	5%	5%	4%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$43.06	$38.01	$38.13	$28.70	$39.72

Income from investment operations:
Net investment income	0.42 [a]	0.32	0.42	0.25	0.23
Net realized and unrealized gain (loss)[b]	2.26	5.04	(0.07)	9.44	(11.03)

Total from investment operations	2.68	5.36	0.35	9.69	(10.80)

Less distributions from:
Net investment income	(0.39)	(0.31)	(0.41)	(0.26)	(0.22)
Return of capital	–	–	(0.06)	–	–

Total distributions	(0.39)	(0.31)	(0.47)	(0.26)	(0.22)

Net asset value, end of year	$45.35	$43.06	$38.01	$38.13	$28.70

Total return	6.27%	14.13%	0.91%	33.84%	(27.21)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$265,269	$226,058	$129,224	$114,404	$57,406
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.97%	0.86%	1.12%	0.78%	0.83%
Portfolio turnover rate[c]	17%	20%	16%	11%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$95.62	$85.66	$77.89	$55.99	$74.12

Income from investment operations:
Net investment income	2.29 [a]	1.91	1.81	1.43	1.21
Net realized and unrealized gain (loss)[b]	12.82	9.93	7.92	21.94	(18.13)

Total from investment operations	15.11	11.84	9.73	23.37	(16.92)

Less distributions from:
Net investment income	(2.16)	(1.85)	(1.96)	(1.47)	(1.21)
Return of capital	(0.04)	(0.03)	–	–	–

Total distributions	(2.20)	(1.88)	(1.96)	(1.47)	(1.21)

Net asset value, end of year	$108.53	$95.62	$85.66	$77.89	$55.99

Total return	15.95%	13.95%	12.61%	42.04%	(22.92)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$694,599	$439,866	$364,051	$225,872	$97,977
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.23%	2.26%	2.33%	2.19%	2.20%
Portfolio turnover rate[c]	14%	7%	16%	13%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell MicrocapTM Index Fund
	Year ended Mar. 31, 2007	Period from Aug. 12, 2005[a] to Mar. 31, 2006

Net asset value, beginning of period	$58.50	$50.00

Income from investment operations:
Net investment income	0.30 [b]	0.15
Net realized and unrealized gain[c]	0.41	8.47

Total from investment operations	0.71	8.62

Less distributions from:
Net investment income	(0.30)	(0.12)
Return of capital	(0.04)	—

Total distributions	(0.34)	(0.12)

Net asset value, end of period	$58.87	$58.50

Total return	1.25%	17.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$256,092	$216,460
Ratio of expenses to average net assets[e]	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.53%	0.56%
Portfolio turnover rate[f]	20%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$94.47	$78.85	$70.20	$47.26	$60.93

Income from investment operations:
Net investment income	1.35 [a]	1.20	0.98	0.77	0.60
Net realized and unrealized gain (loss)[b]	9.46	15.60	8.69	22.98	(13.67)

Total from investment operations	10.81	16.80	9.67	23.75	(13.07)

Less distributions from:
Net investment income	(1.28)	(1.13)	(0.97)	(0.79)	(0.60)
Return of capital	(0.09)	(0.05)	(0.05)	(0.02)	–

Total distributions	(1.37)	(1.18)	(1.02)	(0.81)	(0.60)

Net asset value, end of year	$103.91	$94.47	$78.85	$70.20	$47.26

Total return	11.56%	21.42%	13.85%	50.47%	(21.50)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,330,377	$2,196,368	$1,202,454	$593,199	$193,754
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.40%	1.49%	1.48%	1.39%	1.50%
Portfolio turnover rate[c]	19%	9%	15%	7%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$101.02	$82.96	$77.09	$51.77	$70.30

Income from investment operations:
Net investment income	0.73 [a]	0.53	0.27	0.15	0.09
Net realized and unrealized gain (loss)[b]	5.94	18.05	5.89	25.33	(18.54)

Total from investment operations	6.67	18.58	6.16	25.48	(18.45)

Less distributions from:
Net investment income	(0.75)	(0.52)	(0.29)	(0.16)	(0.08)

Total distributions	(0.75)	(0.52)	(0.29)	(0.16)	(0.08)

Net asset value, end of year	$106.94	$101.02	$82.96	$77.09	$51.77

Total return	6.66%	22.44%	8.01%	49.25%	(26.24)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,817,931	$1,581,016	$842,049	$493,380	$116,473
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.73%	0.64%	0.38%	0.27%	0.20%
Portfolio turnover rate[c]	30%	14%	27%	10%	31%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of year	$133.44	$113.16	$97.65	$65.77	$83.45

Income from investment operations:
Net investment income	2.88 [a]	2.46	1.98	1.49	1.35
Net realized and unrealized gain (loss)[b]	19.43	20.21	15.50	31.94	(17.70)

Total from investment operations	22.31	22.67	17.48	33.43	(16.35)

Less distributions from:
Net investment income	(2.65)	(2.30)	(1.97)	(1.51)	(1.33)
Return of capital	(0.22)	(0.09)	–	(0.04)	–

Total distributions	(2.87)	(2.39)	(1.97)	(1.55)	(1.33)

Net asset value, end of year	$152.88	$133.44	$113.16	$97.65	$65.77

Total return	16.91%	20.19%	18.07%	51.17%	(19.69)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,409,244	$2,074,923	$1,148,612	$400,383	$105,226
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.05%	2.18%	2.20%	2.05%	2.24%
Portfolio turnover rate[c]	25%	11%	20%	10%	24%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2007, the Trust offered 103 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell MicrocapTM, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive”orindex approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2007, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell 3000	$–	$176,147,764	$(45,116,152)	$131,031,612
Russell 3000 Growth	71,545	15,344,047	(17,270,730)	(1,855,138)
Russell 3000 Value	–	71,262,427	(1,687,050)	69,575,377
Russell MicrocapTM	–	1,554,596	(1,412,770)	141,826
Russell Midcap	–	451,499,016	(6,269,296)	445,229,720
Russell Midcap Growth	–	250,043,553	(19,931,612)	230,111,941
Russell Midcap Value	–	391,576,612	(5,417,200)	386,159,412

For the years ended March 31, 2007 and March 31, 2006, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2007.

58	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2006 to March 31, 2007, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2008, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 3000	$345,168
Russell 3000 Growth	64,972
Russell 3000 Value	600,197
Russell MicrocapTM	570,418
Russell Midcap	1,183,957
Russell Midcap Value	2,696,301

The Funds had tax basis net capital loss carryforwards as of March 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Russell 3000	$18,659,562	$14,801,082	$8,033,947	$95,540	$3,180,853	$–	$44,770,984
Russell 3000 Growth	4,176,050	6,607,675	2,294,465	911,779	2,128,959	1,086,830	17,205,758
Russell 3000 Value	–	342,926	144,266	–	309,470	290,191	1,086,853
Russell MicrocapTM	–	–	–	–	83,822	758,530	842,352
Russell Midcap	–	564,856	1,554,124	–	–	2,966,359	5,085,339
Russell Midcap Growth	–	686,773	2,148,153	–	17,096,686	–	19,931,612
Russell Midcap Value	–	–	1,606,781	–	–	1,114,118	2,720,899

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2007 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Russell 3000	$2,775,366,083	$326,397,797	$(150,250,033)	$176,147,764
Russell 3000 Growth	252,338,855	26,515,512	(11,172,456)	15,343,056
Russell 3000 Value	627,435,084	80,570,460	(9,308,033)	71,262,427
Russell MicrocapTM	261,823,945	26,865,570	(25,310,797)	1,554,773
Russell Midcap	2,952,256,564	500,708,481	(49,209,465)	451,499,016
Russell Midcap Growth	1,616,458,693	296,558,760	(46,515,207)	250,043,553
Russell Midcap Value	3,141,835,411	428,759,550	(37,182,938)	391,576,612

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of March 31, 2007, in order to track the performance of their respective benchmark indexes, the iShares Russell 3000 Growth Index Fund and iShares Russell MicrocapTM Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Summary Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

60	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell MicrocapTM	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$340,597
Russell 3000 Growth	31,970
Russell 3000 Value	60,169
Russell MicrocapTM	304,883
Russell Midcap	665,332
Russell Midcap Growth	426,179
Russell Midcap Value	665,179

Cross trades for the year ended March 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market MasterPortfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

As of March 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$144,400,628	$148,155,170
Russell 3000 Growth	42,662,302	42,226,956
Russell 3000 Value	80,946,983	79,685,750
Russell MicrocapTM	48,062,169	48,674,213
Russell Midcap	505,162,647	492,284,499
Russell Midcap Growth	464,281,452	464,764,308
Russell Midcap Value	675,492,681	652,737,359

In-kind transactions (see Note 4) for the year ended March 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$1,123,511,220	$594,320,754
Russell 3000 Growth	80,134,613	53,935,323
Russell 3000 Value	318,937,921	136,968,103
Russell MicrocapTM	163,017,928	127,082,713
Russell Midcap	1,241,524,723	367,019,938
Russell Midcap Growth	419,832,462	261,647,805
Russell Midcap Value	1,765,942,698	836,394,841

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

62	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities. The market value of the securities on loan as of March 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “FairValue Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	63

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 3000 Index, iShares Russell 3000 Growth Index, iShares Russell 3000 Value Index, iShares Russell MicrocapTM Index, iShares Russell Midcap Index, iShares Russell Midcap Growth Index, and iShares Russell Midcap Value Index Funds (the “Funds”), at March 31, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2007

64	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2007 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell 3000	100.00%

Russell 3000 Growth	100.00

Russell 3000 Value	100.00

Russell MicrocapTM	100.00

Russell Midcap	96.55

Russell Midcap Growth	100.00

Russell Midcap Value	83.06

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2007:

iShares Index Fund	Qualified Dividend Income

Russell 3000	$40,601,880

Russell 3000 Growth	2,337,434

Russell 3000 Value	12,598,685

Russell Microcap™	1,202,129

Russell Midcap	33,984,735

Russell Midcap Growth	10,883,126

Russell Midcap Value	46,433,596

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2007. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	65

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.38%
Between 0.5% and –0.5%	1,309	99.24
Less than –0.5%	5	0.38

	1,319	100.00%

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.45%
Between 0.5% and –0.5%	1,303	98.79
Less than –0.5%	10	0.76

	1,319	100.00%

66	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,309	99.24
Less than –0.5% and Greater than –1.0%	6	0.45
Less than –1.0%	3	0.23

	1,319	100.00%

iShares Russell MicrocapTM Index Fund

Period Covered: October 1, 2005 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	5	1.33%
Between 0.5% and –0.5%	362	96.53
Less than –0.5% and Greater than –1.0%	7	1.87
Less than –1.0%	1	0.27

	375	100.00%

iShares Russell Midcap Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,300	98.56
Less than –0.5%	9	0.68

	1,319	100.00%

iShares Russell Midcap Growth Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	12	0.91%
Between 0.5% and –0.5%	1,298	98.41
Less than –0.5%	9	0.68

	1,319	100.00%

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Value Index Fund

Period Covered: January 1, 2002 through March 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	6	0.45
Between 0.5% and –0.5%	1,294	98.11
Less than –0.5%	6	0.45

	1,319	100.00%

68	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 127 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer of Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGlF and MIP; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	69

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (1999-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); President of the Board of Directors, Catholic Charities CYO (since 2007); Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2002) of the Thacher School; Director (since 1998) of Catholic Charities CYO.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

70	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007)	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director (since 2007) of iShares, Inc.; Director and Member (since 2006) of the Audit and Compensation Committee of EPAM Systems, Inc.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

TRUSTEE AND OFFICER INFORMATION	71

Notes:

72	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration &

Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFEValue (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua”is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®”is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Annual Report.

4592-iS-0507

74	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-076-05007

For more information visit our website or call 1-800-iShares (1-800-474-2737) www.iShares.com

iSharesTM

BARCLAYS

Item 2.	Code of Ethics.

As of March 31, 2007, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and Principal Executive Officer, Principal Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2007, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d), and 4(g) are for the forty series of the Registrant for which the fiscal year-end is March 31, 2007 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $490,576 for the fiscal year ended March 31, 2006 and $600,767 for the fiscal year ended March 31, 2007.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2006 and March 31, 2007 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $206,934 for the fiscal year ended March 31, 2006 and $254,335 for the fiscal year ended March 31, 2007.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2006 and March 31, 2007 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2006, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2007 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant were $1,466,697 for the fiscal year ended March 31, 2006 and $2,995,875 for the year ended March 31, 2007.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Cecilia H. Herbert, George G.C. Parker, Charles A. Hurty, John E. Kerrigan and Robert H. Silver.

Item 6.	Schedule of Investments.

Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.18%
Interpublic Group of Companies Inc.[a,b]	685,486	$8,438,333
Omnicom Group Inc.	244,403	25,021,979

		33,460,312

AEROSPACE & DEFENSE – 2.19%
Boeing Co. (The)	1,154,623	102,657,529
General Dynamics Corp.	593,831	45,368,688
Goodrich Corp.	183,366	9,439,682
L-3 Communications Holdings Inc.	181,985	15,918,228
Lockheed Martin Corp.	519,348	50,387,143
Northrop Grumman Corp.	512,148	38,011,625
Raytheon Co.	652,291	34,219,186
Rockwell Collins Inc.	246,112	16,472,276
United Technologies Corp.	1,456,748	94,688,620

		407,162,977

AGRICULTURE – 2.03%
Altria Group Inc.	3,070,103	269,585,744
Archer-Daniels-Midland Co.	954,481	35,029,453
Monsanto Co.	794,659	43,674,459
Reynolds American Inc.	250,797	15,652,241
UST Inc.	234,545	13,598,919

		377,540,816

AIRLINES – 0.09%
Southwest Airlines Co.	1,153,738	16,959,949

		16,959,949

APPAREL – 0.47%
Coach Inc.[a]	541,487	27,101,424
Jones Apparel Group Inc.	159,192	4,891,970
Liz Claiborne Inc.	151,838	6,506,258
Nike Inc. Class B	276,556	29,386,841
Polo Ralph Lauren Corp.	89,430	7,883,254
VF Corp.	131,705	10,881,467

		86,651,214

AUTO MANUFACTURERS – 0.40%
Ford Motor Co.[b]	2,765,580	21,820,426
General Motors Corp.	827,200	25,345,408
PACCAR Inc.	362,905	26,637,227

		73,803,061

AUTO PARTS & EQUIPMENT – 0.19%
Goodyear Tire & Rubber Co. (The)[a]	263,617	8,222,214
Johnson Controls Inc.	287,455	27,198,992

		35,421,206

BANKS – 6.52%
Bank of America Corp.	6,542,717	333,809,421
Bank of New York Co. Inc. (The)	1,105,270	44,818,698
BB&T Corp.	793,344	32,542,971
Comerica Inc.	230,744	13,641,585
Commerce Bancorp Inc.	274,284	9,155,600
Compass Bancshares Inc.	190,720	13,121,536
Fifth Third Bancorp	813,812	31,486,386
First Horizon National Corp.	183,288	7,611,951
Huntington Bancshares Inc.	345,405	7,547,099
KeyCorp	579,108	21,699,177
M&T Bank Corp.	112,448	13,024,852
Marshall & Ilsley Corp.	374,393	17,338,140
Mellon Financial Corp.	608,350	26,244,219
National City Corp.	867,150	32,301,337
Northern Trust Corp.	276,008	16,599,121
PNC Financial Services Group	506,158	36,428,191
Regions Financial Corp.	1,069,934	37,843,566
State Street Corp.	488,602	31,636,979
SunTrust Banks Inc.	519,427	43,133,218
Synovus Financial Corp.	477,983	15,457,970
U.S. Bancorp	2,591,126	90,611,676
Wachovia Corp.	2,787,950	153,476,647
Wells Fargo & Co.	4,942,671	170,176,163
Zions Bancorporation	160,908	13,599,944

		1,213,306,447

BEVERAGES – 2.07%
Anheuser-Busch Companies Inc.	1,116,271	56,327,035
Brown-Forman Corp. Class B	115,580	7,577,425
Coca-Cola Co. (The)	2,946,766	141,444,768
Coca-Cola Enterprises Inc.	407,040	8,242,560
Constellation Brands Inc. Class Aa	309,079	6,546,293
Molson Coors Brewing Co. Class B	68,641	6,494,811
Pepsi Bottling Group Inc.	192,792	6,148,137
PepsiCo Inc.	2,395,922	152,284,802

		385,065,831

BIOTECHNOLOGY – 1.01%
Amgen Inc.[a]	1,707,889	95,436,837
Biogen Idec Inc.[a]	500,547	22,214,276
Celgene Corp.[a]	552,454	28,981,737
Genzyme Corp.[a]	385,176	23,118,263
MedImmune Inc.[a]	348,060	12,665,903
Millipore Corp.[a]	78,864	5,715,274

		188,132,290

BUILDING MATERIALS – 0.16%
American Standard Companies Inc.	255,561	13,549,844
Masco Corp.	573,027	15,700,940

		29,250,784

CHEMICALS – 1.42%
Air Products & Chemicals Inc.	316,595	23,415,366
Ashland Inc.	81,796	5,365,818
Dow Chemical Co. (The)	1,403,233	64,352,265
Du Pont (E.I.) de Nemours and Co.	1,351,908	66,824,812
Eastman Chemical Co.	122,313	7,746,082
Ecolab Inc.	260,836	11,215,948
Hercules Inc.[a]	170,183	3,325,376
International Flavors & Fragrances Inc.	114,096	5,387,613
PPG Industries Inc.	239,864	16,864,838
Praxair Inc.	468,515	29,497,704
Rohm & Haas Co.	208,695	10,793,705

Sherwin-Williams Co. (The)	163,167	10,775,549
Sigma-Aldrich Corp.	193,158	8,019,920

		263,584,996

COAL – 0.14%
CONSOL Energy Inc.	267,603	10,471,305
Peabody Energy Corp.	387,260	15,583,342

		26,054,647

COMMERCIAL SERVICES – 0.71%
Apollo Group Inc. Class Aa	205,082	9,003,100
Block (H & R) Inc.	471,843	9,927,577
Convergys Corp.[a]	200,539	5,095,696
Donnelley (R.R.) & Sons Co.	319,434	11,688,090
Equifax Inc.	182,611	6,656,171
McKesson Corp.	432,057	25,292,617
Monster Worldwide Inc.[a]	187,909	8,901,249
Moody’s Corp.	342,193	21,236,498
Robert Half International Inc.	245,817	9,097,687
Western Union Co.	1,128,799	24,777,138

		131,675,823

COMPUTERS – 4.05%
Affiliated Computer Services Inc. Class Aa	144,337	8,498,563
Apple Inc.[a]	1,260,857	117,146,224
Cognizant Technology Solutions Corp.[a]	208,938	18,442,957
Computer Sciences Corp.[a]	253,353	13,207,292
Dell Inc.[a]	3,323,144	77,130,172
Electronic Data Systems Corp.	753,011	20,843,344
EMC Corp.[a]	3,082,340	42,690,409
Hewlett-Packard Co.	3,915,440	157,165,762
International Business Machines Corp.	2,202,483	207,606,048
Lexmark International Inc. Class Aa,b	140,660	8,222,984
NCR Corp.[a]	261,931	12,512,444
Network Appliance Inc.[a]	542,823	19,823,896
SanDisk Corp.[a]	332,563	14,566,259
Sun Microsystems Inc.[a]	5,263,301	31,632,439
Unisys Corp.[a]	502,658	4,237,407

		753,726,200

COSMETICS & PERSONAL CARE – 2.01%
Avon Products Inc.	645,149	24,038,252
Colgate-Palmolive Co.	751,357	50,183,134
Estee Lauder Companies Inc. (The) Class A	170,361	8,322,135
Procter & Gamble Co.	4,616,117	291,553,950

		374,097,471

DISTRIBUTION & WHOLESALE – 0.11%
Genuine Parts Co.	249,876	12,243,924
Grainger (W.W.) Inc.	104,926	8,104,484

		20,348,408

DIVERSIFIED FINANCIAL SERVICES – 8.39%
American Express Co.	1,744,285	98,377,674
Ameriprise Financial Inc.	349,933	19,995,172
Bear Stearns Companies Inc. (The)	175,176	26,337,712
Capital One Financial Corp.	600,959	45,348,366
Chicago Mercantile Exchange Holdings Inc.	50,996	27,153,330
CIT Group Inc.	283,176	14,985,674
Citigroup Inc.	7,172,062	368,213,663
Countrywide Financial Corp.	863,137	29,035,929
E*TRADE Financial Corp.[a]	623,774	13,236,484
Federal Home Loan Mortgage Corp.	1,013,894	60,316,554

Federal National Mortgage Association	1,415,943	77,282,169
Federated Investors Inc. Class B	130,234	4,782,192
Franklin Resources Inc.	244,966	29,599,242
Goldman Sachs Group Inc. (The)	601,785	124,346,835
Janus Capital Group Inc.	278,287	5,818,981
JPMorgan Chase & Co.	5,081,278	245,832,230
Legg Mason Inc.	192,582	18,143,150
Lehman Brothers Holdings Inc.	769,797	53,939,676
Merrill Lynch & Co. Inc.	1,293,708	105,657,132
Morgan Stanley	1,557,370	122,658,461
Rowe (T.) Price Group Inc.	388,447	18,330,814
Schwab (Charles) Corp. (The)	1,502,580	27,482,188
SLM Corp.	600,293	24,551,984

		1,561,425,612
ELECTRIC – 3.41%
AES Corp. (The)[a]	970,516	20,885,504
Allegheny Energy Inc.[a]	240,565	11,821,364
Ameren Corp.	302,337	15,207,551
American Electric Power Co. Inc.	580,258	28,287,577
CenterPoint Energy Inc.	468,111	8,397,911
CMS Energy Corp.	326,461	5,811,006
Consolidated Edison Inc.	377,236	19,261,670
Constellation Energy Group Inc.	264,067	22,960,626
Dominion Resources Inc.	510,780	45,341,941
DTE Energy Co.	259,238	12,417,500
Duke Energy Corp.	1,838,161	37,296,287
Dynegy Inc. Class Aa	555,562	5,144,504
Edison International	476,333	23,402,240
Entergy Corp.	290,010	30,427,849
Exelon Corp.	980,402	67,363,421
FirstEnergy Corp.	466,868	30,925,336
FPL Group Inc.	593,022	36,275,156
Integrys Energy Group Inc.	110,227	6,118,701
PG&E Corp.	512,934	24,759,324
Pinnacle West Capital Corp.	146,506	7,068,914
PPL Corp.	562,800	23,018,520
Progress Energy Inc.	376,453	18,988,289
Public Service Enterprise Group Inc.	369,852	30,712,510
Southern Co. (The)	1,094,555	40,115,441
TECO Energy Inc.	307,574	5,293,349
TXU Corp.	671,454	43,040,201
Xcel Energy Inc.	595,469	14,702,130

		635,044,822
ELECTRICAL COMPONENTS & EQUIPMENT – 0.30%
Emerson Electric Co.	1,167,662	50,314,556
Molex Inc.	207,599	5,854,292

		56,168,848

ELECTRONICS – 0.46%
Agilent Technologies Inc.[a]	590,547	19,895,528
Applera Corp.-Applied Biosystems Group	268,447	7,937,978
Jabil Circuit Inc.	270,805	5,797,935
PerkinElmer Inc.	178,925	4,333,563
Sanmina-SCI Corp.[a]	779,773	2,822,778
Solectron Corp.[a]	1,324,325	4,171,624
Tektronix Inc.	120,005	3,379,341
Thermo Fisher Scientific Inc.[a]	614,525	28,729,044
Waters Corp.[a]	148,832	8,632,256

		85,700,047

ENGINEERING & CONSTRUCTION – 0.06%
Fluor Corp.	128,426	11,522,381

		11,522,381

ENTERTAINMENT – 0.11%
International Game Technology Inc.	494,877	19,983,133

		19,983,133

ENVIRONMENTAL CONTROL – 0.17%
Allied Waste Industries Inc.[a]	372,843	4,694,093
Waste Management Inc.	779,644	26,827,550

		31,521,643

FOOD – 1.54%
Campbell Soup Co.	320,091	12,467,544
ConAgra Foods Inc.	739,095	18,410,856
Dean Foods Co.[a]	188,898	8,829,092
General Mills Inc.	504,986	29,400,285
Heinz (H.J.) Co.	475,183	22,390,623
Hershey Co. (The)	253,309	13,845,870
Kellogg Co.	366,944	18,871,930
Kraft Foods Inc.	275,991	8,737,875
Kroger Co.	1,035,355	29,248,779
McCormick & Co. Inc. NVS	190,304	7,330,510
Safeway Inc.	644,323	23,607,995
Sara Lee Corp.	1,073,141	18,157,546
SUPERVALU Inc.	304,306	11,889,235
Sysco Corp.	903,160	30,553,903
Tyson Foods Inc. Class A	367,656	7,136,203
Whole Foods Market Inc.	205,923	9,235,647
Wrigley (William Jr.) Co.	318,868	16,239,947

		286,353,840

FOREST PRODUCTS & PAPER – 0.40%
International Paper Co.	661,983	24,096,181
MeadWestvaco Corp.	266,849	8,229,623
Plum Creek Timber Co. Inc.	259,364	10,224,129
Temple-Inland Inc.	154,020	9,201,155
Weyerhaeuser Co.[b]	308,932	23,089,578

		74,840,666

GAS – 0.25%
KeySpan Corp.	257,204	10,583,945
Nicor Inc.	66,123	3,201,676
NiSource Inc.	400,524	9,788,807
Sempra Energy	384,391	23,451,695

		47,026,123

HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp.	96,117	7,845,070
Snap-On Inc.	86,111	4,141,939
Stanley Works (The)	121,109	6,704,594

		18,691,603

HEALTH CARE - PRODUCTS – 3.04%
Bard (C.R.) Inc.	150,968	12,003,466
Bausch & Lomb Inc.	79,445	4,064,406
Baxter International Inc.	950,967	50,087,432
Becton, Dickinson & Co.	357,717	27,504,860
Biomet Inc.	358,528	15,233,855
Boston Scientific Corp.[a]	1,732,340	25,188,224
Johnson & Johnson	4,233,845	255,131,500
Medtronic Inc.	1,684,629	82,647,899

Patterson Companies Inc.[a]	203,466	7,221,008
St. Jude Medical Inc.[a]	503,631	18,941,562
Stryker Corp.	436,256	28,932,498
Varian Medical Systems Inc.[a]	187,625	8,947,836
Zimmer Holdings Inc.[a]	346,831	29,622,836

		565,527,382

HEALTH CARE - SERVICES – 1.46%
Aetna Inc.	755,124	33,066,880
Coventry Health Care Inc.[a]	233,409	13,082,574
Humana Inc.[a]	244,017	14,157,866
Laboratory Corp. of America Holdings[a]	179,173	13,013,335
Manor Care Inc.	106,801	5,805,702
Quest Diagnostics Inc.	232,456	11,592,581
Tenet Healthcare Corp.[a]	685,806	4,409,733
UnitedHealth Group Inc.	1,981,260	104,947,342
WellPoint Inc.[a]	895,921	72,659,193

		272,735,206

HOME BUILDERS – 0.20%
Centex Corp.	174,673	7,297,838
Horton (D.R.) Inc.	399,631	8,791,882
KB Home	112,776	4,812,152
Lennar Corp. Class A	201,373	8,499,954
Pulte Homes Inc.	310,764	8,222,815

		37,624,641

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.	95,795	9,203,984
Whirlpool Corp.	115,101	9,773,226

		18,977,210

HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.	134,236	8,626,005
Clorox Co. (The)	221,108	14,082,368
Fortune Brands Inc.	223,221	17,594,279
Kimberly-Clark Corp.	668,079	45,756,731

		86,059,383

HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	406,031	12,623,504

		12,623,504

INSURANCE – 4.89%
ACE Ltd.	477,888	27,268,289
AFLAC Inc.	719,260	33,848,376
Allstate Corp. (The)	905,377	54,376,943
Ambac Financial Group Inc.	149,831	12,943,900
American International Group Inc.	3,805,947	255,835,757
Aon Corp.	436,594	16,573,108
Chubb Corp.	597,518	30,873,755
CIGNA Corp.	142,594	20,342,460
Cincinnati Financial Corp.	252,783	10,717,999
Genworth Financial Inc. Class A	644,764	22,528,054
Hartford Financial Services Group Inc. (The)	468,175	44,748,166
Lincoln National Corp.	404,834	27,443,697
Loews Corp.	659,653	29,968,036
Marsh & McLennan Companies Inc.	808,182	23,671,651
MBIA Inc.	197,211	12,915,348
MetLife Inc.	1,101,080	69,533,202
MGIC Investment Corp.[b]	121,708	7,171,035
Principal Financial Group Inc.	391,818	23,458,144
Progressive Corp. (The)	1,088,943	23,760,736

Prudential Financial Inc.	686,171	61,933,794
SAFECO Corp.[b]	154,217	10,244,635
Torchmark Corp.	143,652	9,422,135
Travelers Companies Inc. (The)	988,675	51,183,705
Unum Group	501,181	11,542,198
XL Capital Ltd. Class A	265,092	18,545,836

		910,850,959

INTERNET – 1.72%
Amazon.com Inc.[a]	455,505	18,124,544
eBay Inc.[a]	1,662,638	55,116,450
Google Inc. Class Aa	318,429	145,891,431
IAC/InterActiveCorp[a]	317,907	11,988,273
Symantec Corp.[a]	1,352,400	23,396,520
VeriSign Inc.[a]	357,580	8,982,410
Yahoo! Inc.[a]	1,786,433	55,897,489

		319,397,117

IRON & STEEL – 0.33%
Allegheny Technologies Inc.	149,233	15,921,669
Nucor Corp.	440,395	28,682,926
United States Steel Corp.	173,381	17,194,194

		61,798,789

LEISURE TIME – 0.34%
Brunswick Corp.[b]	133,254	4,244,140
Carnival Corp.	646,966	30,316,827
Harley-Davidson Inc.	376,730	22,132,887
Sabre Holdings Corp.	195,659	6,407,832

		63,101,686

LODGING – 0.52%
Harrah’s Entertainment Inc.	272,508	23,013,301
Hilton Hotels Corp.	569,502	20,479,292
Marriott International Inc. Class A	482,333	23,615,024
Starwood Hotels & Resorts Worldwide Inc.	313,895	20,356,091
Wyndham Worldwide Corp.[a]	276,265	9,434,450

		96,898,158

MACHINERY – 0.73%
Caterpillar Inc.	944,827	63,331,754
Cummins Inc.	76,262	11,036,637
Deere & Co.	331,848	36,051,967
Rockwell Automation Inc.	242,449	14,515,422
Terex Corp.[a]	150,165	10,775,840

		135,711,620

MANUFACTURING – 5.10%
Cooper Industries Ltd.	267,240	12,023,128
Danaher Corp.	348,055	24,868,530
Dover Corp.	299,496	14,618,400
Eastman Kodak Co.	420,499	9,486,457
Eaton Corp.	213,903	17,873,735
General Electric Co.	15,043,610	531,942,050
Honeywell International Inc.	1,170,512	53,913,783
Illinois Tool Works Inc.	604,727	31,203,913
Ingersoll-Rand Co. Class A	450,689	19,546,382
ITT Industries Inc.	266,015	16,046,025
Leggett & Platt Inc.	260,148	5,897,555
Pall Corp.	180,300	6,851,400
Parker Hannifin Corp.	169,430	14,623,503
Textron Inc.	183,042	16,437,172
3M Co.	1,073,604	82,055,554

Tyco International Ltd.	2,892,506	91,258,564

		948,646,151

MEDIA – 3.30%
CBS Corp. Class B	1,079,260	33,014,564
Clear Channel Communications Inc.	725,722	25,429,299
Comcast Corp. Class Aa	4,549,794	118,067,154
DIRECTV Group Inc. (The)[a]	1,132,983	26,137,918
Dow Jones & Co. Inc.	95,746	3,300,365
Gannett Co. Inc.	343,213	19,319,460
McGraw-Hill Companies Inc. (The)	519,575	32,670,876
Meredith Corp.	56,479	3,241,330
New York Times Co. Class Ab	209,842	4,933,385
News Corp. Class A	3,432,285	79,354,429
Scripps (E.W.) Co. Class A	122,048	5,453,105
Time Warner Inc.	5,581,858	110,074,240
Tribune Co.	259,943	8,346,770
Viacom Inc. Class Ba	1,012,015	41,603,937
Walt Disney Co. (The)	2,996,670	103,175,348

		614,122,180

MINING – 0.66%
Alcoa Inc.	1,271,352	43,098,833
Freeport-McMoRan Copper & Gold Inc.	548,518	36,306,406
Newmont Mining Corp.	659,733	27,702,189
Vulcan Materials Co.	138,782	16,165,327

		123,272,755

OFFICE & BUSINESS EQUIPMENT – 0.20%
Pitney Bowes Inc.	322,303	14,629,333
Xerox Corp.[a]	1,388,034	23,443,894

		38,073,227

OIL & GAS – 8.08%
Anadarko Petroleum Corp.	677,486	29,118,348
Apache Corp.	484,494	34,253,726
Chesapeake Energy Corp.	599,072	18,499,343
Chevron Corp.	3,156,690	233,468,792
ConocoPhillips	2,405,201	164,395,488
Devon Energy Corp.	649,839	44,981,856
ENSCO International Inc.	221,028	12,023,923
EOG Resources Inc.	356,787	25,453,185
Exxon Mobil Corp.	8,329,115	628,431,727
Hess Corp.	395,458	21,936,055
Marathon Oil Corp.	506,137	50,021,520
Murphy Oil Corp.	274,709	14,669,461
Nabors Industries Ltd.[a]	407,671	12,095,599
Noble Corp.	196,824	15,486,112
Occidental Petroleum Corp.	1,226,244	60,466,092
Rowan Companies Inc.	162,175	5,265,822
Sunoco Inc.	177,625	12,511,905
Transocean Inc.[a]	428,863	35,038,107
Valero Energy Corp.	883,936	57,005,033
XTO Energy Inc.	538,325	29,505,593

		1,504,627,687

OIL & GAS SERVICES – 1.42%
Baker Hughes Inc.	468,751	30,998,504
BJ Services Co.	428,795	11,963,380
Halliburton Co.[b]	1,468,464	46,609,047
National Oilwell Varco Inc.[a]	257,440	20,026,258
Schlumberger Ltd.	1,724,116	119,136,416
Smith International Inc.	291,430	14,003,211

Weatherford International Ltd.[a]	494,639	22,308,219

		265,045,035

PACKAGING & CONTAINERS – 0.14%
Ball Corp.	150,975	6,922,204
Bemis Co. Inc.	152,488	5,091,574
Pactiv Corp.[a]	194,849	6,574,205
Sealed Air Corp.	235,460	7,440,536

		26,028,519

PHARMACEUTICALS – 5.81%
Abbott Laboratories	2,257,391	125,962,418
Allergan Inc.	224,844	24,917,212
AmerisourceBergen Corp.	277,279	14,626,467
Barr Pharmaceuticals Inc.[a]	156,152	7,237,645
Bristol-Myers Squibb Co.	2,954,303	82,011,451
Cardinal Health Inc.	585,279	42,696,103
Express Scripts Inc.[a]	198,265	16,003,951
Forest Laboratories Inc.[a]	464,758	23,907,151
Gilead Sciences Inc.[a]	679,990	52,019,235
Hospira Inc.[a]	228,802	9,358,002
King Pharmaceuticals Inc.[a]	355,859	6,999,747
Lilly (Eli) & Co.	1,443,312	77,520,287
Medco Health Solutions Inc.[a]	421,256	30,553,698
Merck & Co. Inc.	3,169,395	139,992,177
Mylan Laboratories Inc.	357,943	7,566,915
Pfizer Inc.	10,367,683	261,887,673
Schering-Plough Corp.	2,177,007	55,535,449
Watson Pharmaceuticals Inc.[a]	149,094	3,940,554
Wyeth	1,969,324	98,525,280

		1,081,261,415

PIPELINES – 0.49%
El Paso Corp.	1,021,972	14,787,935
Kinder Morgan Inc.	157,159	16,729,576
Questar Corp.	125,707	11,214,321
Spectra Energy Corp.	917,804	24,110,711
Williams Companies Inc. (The)	874,162	24,878,650

		91,721,193

REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class Aa	273,196	9,337,839
Realogy Corp.[a]	318,278	9,424,212

		18,762,051

REAL ESTATE INVESTMENT TRUSTS – 1.23%
Apartment Investment & Management Co. Class A	142,711	8,232,998
Archstone-Smith Trust	322,675	17,514,799
AvalonBay Communities Inc.	116,119	15,095,470
Boston Properties Inc.	173,801	20,404,237
Developers Diversified Realty Corp.	185,819	11,688,015
Equity Residential	429,638	20,721,441
Host Hotels & Resorts Inc.	761,381	20,031,934
Kimco Realty Corp.	330,365	16,101,990
ProLogis	374,685	24,328,297
Public Storage Inc.	179,612	17,003,868
Simon Property Group Inc.	324,009	36,046,001
Vornado Realty Trust	190,618	22,748,352

		229,917,402

RETAIL – 5.87%
Abercrombie & Fitch Co. Class A	129,004	9,763,023

AutoNation Inc.[a]	220,455	4,682,464
AutoZone Inc.[a]	72,762	9,323,723
Bed Bath & Beyond Inc.[a]	414,779	16,661,672
Best Buy Co. Inc.	592,329	28,858,269
Big Lots Inc.[a]	160,102	5,007,991
Circuit City Stores Inc.	208,095	3,856,000
Costco Wholesale Corp.	661,392	35,609,345
CVS/Caremark Corp.	2,253,252	76,926,037
Darden Restaurants Inc.	212,480	8,752,051
Dillard’s Inc. Class A	88,563	2,898,667
Dollar General Corp.	457,425	9,674,539
Family Dollar Stores Inc.	221,821	6,570,338
Federated Department Stores Inc.	767,928	34,595,156
Gap Inc. (The)	770,370	13,258,068
Home Depot Inc.	2,985,619	109,691,642
Kohl’s Corp.[a]	478,084	36,626,015
Limited Brands Inc.	500,274	13,037,140
Lowe’s Companies Inc.	2,227,671	70,149,360
McDonald’s Corp.	1,760,575	79,313,904
Nordstrom Inc.	334,337	17,699,801
Office Depot Inc.[a]	404,649	14,219,366
OfficeMax Inc.	109,640	5,782,414
Penney (J.C.) Co. Inc.	329,073	27,036,638
RadioShack Corp.	199,847	5,401,864
Sears Holdings Corp.[a]	121,529	21,894,665
Staples Inc.	1,048,611	27,096,108
Starbucks Corp.[a]	1,098,102	34,436,479
Target Corp.	1,256,461	74,457,879
Tiffany & Co.	198,260	9,016,865
TJX Companies Inc.	665,086	17,930,719
Walgreen Co.	1,464,106	67,187,824
Wal-Mart Stores Inc.	3,597,527	168,903,893
Wendy’s International Inc.	140,197	4,388,166
Yum! Brands Inc.	385,618	22,273,296

		1,092,981,381

SAVINGS & LOANS – 0.41%
Hudson City Bancorp Inc.	724,798	9,915,237
Sovereign Bancorp Inc.	528,177	13,436,823
Washington Mutual Inc.	1,300,930	52,531,553

		75,883,613

SEMICONDUCTORS – 2.39%
Advanced Micro Devices Inc.[a,b]	811,637	10,599,979
Altera Corp.[a]	522,033	10,435,440
Analog Devices Inc.	488,300	16,841,467
Applied Materials Inc.	2,042,485	37,418,325
Broadcom Corp. Class Aa	689,440	22,110,341
Intel Corp.	8,436,689	161,393,861
KLA-Tencor Corp.	292,265	15,583,570
Linear Technology Corp.	437,704	13,827,069
LSI Logic Corp.[a,b]	1,129,872	11,795,864
Maxim Integrated Products Inc.	469,837	13,813,208
Micron Technology Inc.[a]	1,104,005	13,336,380
National Semiconductor Corp.	415,352	10,026,597
Novellus Systems Inc.[a]	183,889	5,888,126
NVIDIA Corp.[a]	520,052	14,967,097
PMC-Sierra Inc.[a,b]	313,049	2,194,473
QLogic Corp.[a]	231,161	3,929,737
Teradyne Inc.[a]	278,580	4,607,713
Texas Instruments Inc.	2,111,674	63,561,387
Xilinx Inc.	485,790	12,499,377

		444,830,011

SOFTWARE – 3.78%
Adobe Systems Inc.[a]	860,336	35,876,011
Autodesk Inc.[a]	339,205	12,754,108
Automatic Data Processing Inc.	804,597	38,942,495
BMC Software Inc.[a]	297,917	9,172,864
CA Inc.	600,834	15,567,609
Citrix Systems Inc.[a]	264,554	8,473,665
Compuware Corp.[a]	474,044	4,498,678
Electronic Arts Inc.[a]	453,257	22,826,023
Fidelity National Information Services Inc.	238,464	10,840,573
First Data Corp.	1,101,234	29,623,195
Fiserv Inc.[a]	249,695	13,248,817
IMS Health Inc.	285,900	8,479,794
Intuit Inc.[a]	501,398	13,718,249
Microsoft Corp.	12,606,480	351,342,598
Novell Inc.[a]	498,199	3,596,997
Oracle Corp.[a]	5,837,442	105,832,823
Paychex Inc.	496,762	18,812,377

		703,606,876

TELECOMMUNICATIONS – 6.32%
ADC Telecommunications Inc.[a]	172,559	2,888,638
Alltel Corp.	526,786	32,660,732
AT&T Inc.	9,134,786	360,184,612
Avaya Inc.[a]	664,508	7,847,839
CenturyTel Inc.	163,236	7,376,635
Ciena Corp.[a]	124,421	3,477,567
Cisco Systems Inc.[a]	8,836,155	225,587,037
Citizens Communications Co.	495,390	7,406,080
Corning Inc.[a]	2,296,997	52,233,712
Embarq Corp.	220,178	12,407,030
JDS Uniphase Corp.[a]	307,897	4,689,272
Juniper Networks Inc.[a]	832,877	16,391,019
Motorola Inc.	3,497,306	61,797,397
QUALCOMM Inc.	2,423,344	103,379,855
Qwest Communications International Inc.[a,b]	2,294,648	20,628,886
Sprint Nextel Corp.	4,246,100	80,506,056
Tellabs Inc.[a]	641,179	6,347,672
Verizon Communications Inc.	4,256,960	161,423,923
Windstream Corp.	697,615	10,247,964

		1,177,481,926

TEXTILES – 0.04%
Cintas Corp.	199,039	7,185,308

		7,185,308

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	235,456	6,738,751
Mattel Inc.	575,423	15,864,412

		22,603,163

TRANSPORTATION – 1.67%
Burlington Northern Santa Fe Corp.	524,840	42,212,881
C.H. Robinson Worldwide Inc.	253,644	12,111,501
CSX Corp.	638,638	25,577,452
FedEx Corp.	449,453	48,284,736
Norfolk Southern Corp.	580,452	29,370,871
Ryder System Inc.	89,045	4,393,480
Union Pacific Corp.	395,883	40,201,919
United Parcel Service Inc. Class B	1,560,131	109,365,183

		311,518,023

TOTAL COMMON STOCKS (Cost: $16,886,959,742)		18,603,394,721

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.94%

CERTIFICATES OF DEPOSIT(c) – 0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,611,270	1,611,270
Deutsche Bank AG
5.35%, 08/08/07	2,014,087	2,014,087

		3,625,357

COMMERCIAL PAPER(c) – 0.15%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	766,247	764,628
BNP Paribas Finance Inc.
5.12%, 06/06/07	281,972	279,368
Bryant Park Funding LLC
5.28%, 04/23/07[d]	1,208,452	1,204,730
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	604,226	602,702
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	1,208,452	1,205,789
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	3,357,910	3,342,577
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	1,945,149	1,944,714
Five Finance Inc.
5.22%, 04/20/07[d]	370,592	369,625
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	1,409,861	1,392,118
Giro Funding Corp.
5.29%, 04/23/07[d]	805,635	803,149
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	1,570,988	1,558,678
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	402,817	397,079
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	1,208,452	1,204,364
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	604,226	602,273
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	1,017,904	1,005,276
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	1,817,480	1,808,697
Nationwide Building Society
5.21%, 04/13/07[d]	765,353	764,135
Nestle Capital Corp.
5.19%, 08/09/07	483,381	474,391
Park Granada LLC
5.50%, 04/02/07[d]	1,698,480	1,698,480
Park Sienna LLC
5.50%, 04/02/07[d]	161,127	161,127
Sedna Finance Inc.
5.22%, 04/17/07[d]	459,212	458,213

Simba Funding Corp.
5.20%, 07/23/07[d]	805,635	792,601
Societe Generale
5.18%, 05/16/07	2,014,087	2,001,336
Tulip Funding Corp.
5.30%, 04/26/07[d]	1,088,735	1,084,888
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	1,312,637	1,312,637
Westpac Banking Corp.
5.20%, 07/12/07[d]	725,071	714,493
Zela Finance Inc.
5.20%, 07/16/07[d]	483,381	476,050

		28,424,118

MEDIUM-TERM NOTES(c) – 0.01%
Bank of America N.A.
5.28%, 04/20/07	201,409	201,409
Cullinan Finance Corp.
5.71%, 06/28/07[d]	604,226	604,226
K2 USA LLC
5.39%, 06/04/07[d]	604,226	604,226
Sigma Finance Inc.
5.51%, 06/18/07[d]	660,621	660,621

		2,070,482

MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	37,107,425	37,107,425

		37,107,425

REPURCHASE AGREEMENTS(c) – 0.20%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,612,007 (collateralized by non-U.S. Government debt securities, value $1,661,428, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,611,270	1,611,270
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,369,650 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,531,101, 3.75% to 8.50%, 5/15/08 to 6/12/46).	2,368,566	2,368,566
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,531,392 (collateralized by U.S. Government obligations, value $1,563,033, 5.50%, 12/1/34).	1,530,706	1,530,706
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,209,006 (collateralized by non-U.S. Government debt securities, value $1,247,583, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,208,452	1,208,452
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,015,007 (collateralized by non-U.S. Government debt securities, value $2,200,185, 4.50% to 7.84%, 12/1/07 to 7/15/21).	2,014,087	2,014,087

BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $80,600(collateralized by non-U.S. Government debt securities, value $84,622, 4.50% to 7.84%, 12/1/07 to 7/15/21).	80,563	80,563
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $5,239,023 (collateralized by non-U.S. Government debt securities, value $5,575,508, 0.00% to 6.01%, 5/27/33 to 3/15/37).	5,236,627	5,236,627
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $886,608 (collateralized by non-U.S. Government debt securities, value $943,552, 0.00% to 6.01%, 5/27/33 to 3/15/37).	886,198	886,198
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $483,606 (collateralized by non-U.S. Government debt securities, value $514,667, 0.00% to 6.01%, 5/27/33 to 3/15/37).	483,381	483,381
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,821,010 (collateralized by non-U.S. Government debt securities, value $2,963,955, 4.70% to 6.25%, 11/25/35 to 10/17/48).	2,819,722	2,819,722
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,612,007 (collateralized by non-U.S. Government debt securities, value $1,693,689, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,611,270	1,611,270
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,911,091 (collateralized by non-U.S. Government debt securities, value $1,983,732, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,910,217	1,910,217
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $806,010 (collateralized by non-U.S. Government debt securities, value $890,568, 5.65% to 9.49%, 1/1/17 to 6/1/48).	805,635	805,635
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $403,001(collateralized by non-U.S. Government debt securities, value $423,453, 3.73% to 5.33%, 12/1/35 to 6/1/46).	402,817	402,817
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $201,502 (collateralized by non-U.S. Government debt securities, value $211,724, 4.70% to 8.75%, 6/1/10 to 3/15/32).	201,409	201,409
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $5,642,062 (collateralized by non-U.S. Government debt securities, value $7,174,051, 1.13% to 10.07%, 1/15/09 to 10/12/49).	5,639,444	5,639,444
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $806,004 (collateralized by non-U.S. Government debt securities, value $830,750, 3.60% to 10.13%, 7/15/07 to 7/1/26).	805,635	805,635

Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,030,017 (collateralized by non-U.S. Government debt securities, value $4,237,520, 4.22% to 8.32%, 1/17/14 to 12/20/54).	4,028,174	4,028,174
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $806,004 (collateralized by non-U.S. Government debt securities, value $838,280, 0.00% to 10.00%, 4/1/07 to 3/31/37).	805,635	805,635
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $596,722 (collateralized by non-U.S. Government debt securities, value $767,484, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	563,944	563,944
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $2,176,213 (collateralized by non-U.S. Government debt securities, value $2,286,480, 0.06% to 8.32%, 5/15/09 to 3/15/49).	2,175,214	2,175,214

		37,188,966

TIME DEPOSITS(c) – 0.05%
Bank of Montreal
5.25%, 04/02/07	1,632,240	1,632,240
Credit Suisse First Boston NY
5.32%, 04/03/07	4,028,174	4,028,174
Danske Bank
5.46%, 04/02/07	2,416,905	2,416,905
Deutsche Bank AG
5.25%, 04/02/07	1,410,280	1,410,280

		9,487,599

VARIABLE & FLOATING RATE NOTES(c) – 0.31%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	2,062,425	2,062,613
American Express Centurion Bank
5.41%, 07/19/07	886,198	886,504
American Express Credit Corp.
5.42%, 03/05/08	241,690	241,798
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,477	1,477
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	604,226	604,226
ASIF Global Financing
5.40%, 05/03/07[d]	80,563	80,567
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	523,663	523,663
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	1,168,171	1,168,201
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	2,054,369	2,054,394
BMW US Capital LLC
5.32%, 04/15/08[d]	805,635	805,635
BNP Paribas
5.33%, 11/19/07[d]	1,490,424	1,490,424
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	773,409	773,349
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	523,663	523,662
CC USA Inc.
5.35%, 07/30/07[d]	402,817	402,834

Commodore CDO Ltd.
5.42%, 12/12/07[d]	173,171	173,171
Credit Agricole SA
5.33%, 11/23/07	805,635	805,635
Cullinan Finance Corp.
5.36%, 04/25/07[d]	201,409	201,409
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	37,148	37,148
DEPFA Bank PLC
5.39%, 12/14/07[d]	805,635	805,635
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	926,480	926,488
Fifth Third Bancorp
5.32%, 02/22/08[d]	1,611,270	1,611,270
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	523,663	523,643
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	845,917	845,979
Granite Master Issuer PLC
5.29%, 08/20/07[d]	2,819,722	2,819,722
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	1,852,960	1,845,522
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,208,452	1,208,510
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	805,635	805,635
Holmes Financing PLC
5.29%, 07/16/07[d]	1,409,861	1,409,861
JP Morgan Securities Inc.
5.52%, 11/16/07	1,611,270	1,611,270
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	2,215,496	2,215,496
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	604,226	604,218
Kestrel Funding LLC
5.30%, 07/11/07[d]	322,254	322,245
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	483,381	483,381
Leafs LLC
5.32%, 01/22/08[d]	779,050	779,050
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	886,198	886,188
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	284,028	284,028
Marshall & Ilsley Bank
5.32%, 02/15/08	443,099	443,099
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	1,457,982	1,457,981
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	886,198	886,198
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	1,208,452	1,208,452
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	80,563	80,563
Mound Financing PLC
5.29%, 05/08/07[d]	757,297	757,297
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	1,289,016	1,289,005
National City Bank of Indiana
5.34%, 05/21/07	402,817	402,822

Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	2,658,595	2,658,832
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	807,649	807,558
Northern Rock PLC
5.38%, 02/01/08[d]	966,762	966,778
Pricoa Global Funding I
5.31%, 02/27/08[d]	1,087,607	1,087,607
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	1,168,171	1,168,165
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	805,635	805,635
Strips III LLC
5.37%, 07/24/07[d]	158,741	158,741
SunTrust Bank
5.29%, 05/01/07	805,635	805,637
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	1,965,749	1,965,703
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	523,663	523,663
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	876,167	876,167
Wachovia Bank N.A.
5.48%, 05/22/07	2,038,256	2,038,258
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	604,226	604,343
Wells Fargo & Co.
5.33%, 11/15/07[d]	402,817	402,831
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	604,226	604,230
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	2,416,905	2,416,738
Wind Master Trust
5.31%, 07/25/07[d]	322,254	322,254

		57,563,408

TOTAL SHORT-TERM INVESTMENTS (Cost: $175,467,355)		175,467,355

TOTAL INVESTMENTS IN SECURITIES – 100.87% (Cost: $17,062,427,097)		18,778,862,076
SHORT POSITIONS(h) – (0.02)%
COMMON STOCKS – (0.02)%
Broadridge Financial Solutions Inc.	(202,070)	(3,980,779)

		(3,980,779)

TOTAL SHORT POSITIONS (Proceeds: $3,979,819)		(3,980,779)
Other Assets, Less Liabilities – (0.85)%		(157,380,247)

NET ASSETS – 100.00%		$18,617,501,050

NVS - Non-Voting Shares

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

[h]	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.30%

ADVERTISING – 0.31%
Interpublic Group of Companies Inc.[a]	103,362	$1,272,386
Omnicom Group Inc.	122,270	12,518,003

		13,790,389

AEROSPACE & DEFENSE – 2.78%
Boeing Co. (The)	299,146	26,597,071
General Dynamics Corp.	295,688	22,590,563
L-3 Communications Holdings Inc.	90,590	7,923,907
Lockheed Martin Corp.	118,866	11,532,379
Rockwell Collins Inc.	122,565	8,203,275
United Technologies Corp.	726,059	47,193,835

		124,041,030

AGRICULTURE – 2.04%
Altria Group Inc.	762,145	66,923,952
Archer-Daniels-Midland Co.	294,640	10,813,288
Monsanto Co.	166,131	9,130,560
UST Inc.	76,967	4,462,547

		91,330,347

AIRLINES – 0.07%
Southwest Airlines Co.	212,863	3,129,086

		3,129,086

APPAREL – 0.84%
Coach Inc.[a]	269,607	13,493,830
Liz Claiborne Inc.	74,969	3,212,422
Nike Inc. Class B	137,667	14,628,495
Polo Ralph Lauren Corp.	44,320	3,906,808
VF Corp.	26,723	2,207,854

		37,449,409

BANKS – 0.69%
Commerce Bancorp Inc.	136,181	4,545,722
Compass Bancshares Inc.	36,794	2,531,427
M&T Bank Corp.	25,600	2,965,248
Mellon Financial Corp.	114,605	4,944,060
Northern Trust Corp.	56,053	3,371,027
State Street Corp.	130,012	8,418,277
Synovus Financial Corp.	118,482	3,831,708

		30,607,469

BEVERAGES – 3.47%
Anheuser-Busch Companies Inc.	556,069	28,059,242
Brown-Forman Corp. Class B	57,166	3,747,803
Coca-Cola Co. (The)	881,163	42,295,824
Constellation Brands Inc. Class Aa	89,906	1,904,209
Pepsi Bottling Group Inc.	95,245	3,037,363
PepsiCo Inc.	1,194,333	75,911,806

		154,956,247

BIOTECHNOLOGY – 1.91%
Amgen Inc.[a]	851,228	47,566,621
Biogen Idec Inc.[a]	131,928	5,854,965
Celgene Corp.[a]	275,014	14,427,234
Genzyme Corp.[a]	191,827	11,513,457
MedImmune Inc.[a]	84,146	3,062,073
Millipore Corp.[a]	39,054	2,830,243

		85,254,593

BUILDING MATERIALS – 0.15%
American Standard Companies Inc.	127,046	6,735,979

		6,735,979

CHEMICALS – 0.70%
Ecolab Inc.	129,319	5,560,717
Hercules Inc.[a]	41,130	803,680
International Flavors & Fragrances Inc.	56,550	2,670,291
Praxair Inc.	233,364	14,692,597
Sherwin-Williams Co. (The)	55,038	3,634,710
Sigma-Aldrich Corp.	95,834	3,979,028

		31,341,023

COAL – 0.11%
CONSOL Energy Inc.	60,622	2,372,139
Peabody Energy Corp.	63,985	2,574,756

		4,946,895

COMMERCIAL SERVICES – 0.75%
Apollo Group Inc. Class Aa	101,617	4,460,986
Block (H & R) Inc.	234,121	4,925,906
Convergys Corp.[a]	61,212	1,555,397
Equifax Inc.	56,190	2,048,126
Monster Worldwide Inc.[a]	40,924	1,938,570
Moody’s Corp.	170,310	10,569,439
Robert Half International Inc.	57,506	2,128,297
Western Union Co.	268,089	5,884,554

		33,511,275

COMPUTERS – 4.96%
Affiliated Computer Services Inc. Class Aa	71,990	4,238,771
Apple Inc.[a]	326,698	30,353,511
Cognizant Technology Solutions Corp.[a]	103,853	9,167,104
Dell Inc.[a]	1,656,134	38,438,870
EMC Corp.[a]	573,759	7,946,562
International Business Machines Corp.	1,097,984	103,495,972
Lexmark International Inc. Class Aa	71,604	4,185,970
NCR Corp.[a]	66,159	3,160,415
Network Appliance Inc.[a]	270,099	9,864,016
SanDisk Corp.[a]	165,387	7,243,951
Sun Microsystems Inc.[a]	600,686	3,610,123

		221,705,265

COSMETICS & PERSONAL CARE – 4.17%
Avon Products Inc.	321,186	11,967,390
Colgate-Palmolive Co.	374,198	24,992,684
Estee Lauder Companies Inc. (The) Class A	86,481	4,224,597
Procter & Gamble Co.	2,301,355	145,353,582

		186,538,253

DISTRIBUTION & WHOLESALE – 0.04%
Grainger (W.W.) Inc.	20,017	1,546,113

		1,546,113

DIVERSIFIED FINANCIAL SERVICES – 4.54%
American Express Co.	869,378	49,032,919
Ameriprise Financial Inc.	107,672	6,152,378
Capital One Financial Corp.	299,232	22,580,047
Chicago Mercantile Exchange Holdings Inc.	25,395	13,521,822
Countrywide Financial Corp.	429,627	14,452,652
E*TRADE Financial Corp.[a]	162,722	3,452,961
Federal Home Loan Mortgage Corp.	303,461	18,052,895
Federated Investors Inc. Class B	64,940	2,384,597
Franklin Resources Inc.	67,672	8,176,808
Goldman Sachs Group Inc. (The)	122,916	25,398,133
Janus Capital Group Inc.	48,916	1,022,834
Legg Mason Inc.	65,014	6,124,969
Lehman Brothers Holdings Inc.	135,062	9,463,794
Rowe (T.) Price Group Inc.	102,132	4,819,609
Schwab (Charles) Corp. (The)	321,030	5,871,639
SLM Corp.	298,916	12,225,664

		202,733,721

ELECTRIC – 0.91%
AES Corp. (The)[a]	483,526	10,405,480
Allegheny Energy Inc.[a]	28,471	1,399,065
Constellation Energy Group Inc.	73,568	6,396,738
Edison International	123,165	6,051,096
Exelon Corp.	239,868	16,481,330

		40,733,709

ELECTRICAL COMPONENTS & EQUIPMENT – 0.22%
Emerson Electric Co.	197,402	8,506,052
Molex Inc.	40,351	1,137,898

		9,643,950

ELECTRONICS – 0.46%
Agilent Technologies Inc.[a]	73,459	2,474,834
Applera Corp.-Applied Biosystems Group	133,194	3,938,547
Jabil Circuit Inc.	133,799	2,864,637
Tektronix Inc.	22,531	634,473
Thermo Fisher Scientific Inc.[a]	140,490	6,567,908
Waters Corp.[a]	73,812	4,281,096

		20,761,495

ENGINEERING & CONSTRUCTION – 0.04%
Fluor Corp.	20,990	1,883,223

		1,883,223

ENTERTAINMENT – 0.22%
International Game Technology Inc.	246,236	9,943,010

		9,943,010

FOOD – 1.37%
Campbell Soup Co.	161,062	6,273,365
Dean Foods Co.[a]	53,233	2,488,110
General Mills Inc.	111,992	6,520,174
Hershey Co. (The)	125,869	6,880,000
Kellogg Co.	182,482	9,385,049
McCormick & Co. Inc. NVS	94,736	3,649,231
Sysco Corp.	449,440	15,204,555
Whole Foods Market Inc.	60,498	2,713,335
Wrigley (William Jr.) Co.	158,721	8,083,661

		61,197,480

HAND & MACHINE TOOLS – 0.09%
Black & Decker Corp.	48,628	3,969,017

		3,969,017

HEALTH CARE - PRODUCTS – 6.26%
Bard (C.R.) Inc.	75,069	5,968,736
Baxter International Inc.	473,612	24,945,144
Becton, Dickinson & Co.	178,141	13,697,262
Biomet Inc.	178,168	7,570,358
Boston Scientific Corp.[a]	862,423	12,539,630
Johnson & Johnson	2,110,734	127,192,831
Medtronic Inc.	839,579	41,189,746
Patterson Companies Inc.[a]	100,869	3,579,841
St. Jude Medical Inc.[a]	251,834	9,471,477
Stryker Corp.	217,183	14,403,577
Varian Medical Systems Inc.[a]	93,233	4,446,282
Zimmer Holdings Inc.[a]	173,451	14,814,450

		279,819,334

HEALTH CARE - SERVICES – 2.12%
Coventry Health Care Inc.[a]	115,960	6,499,558
Humana Inc.[a]	121,261	7,035,563
Laboratory Corp. of America Holdings[a]	89,446	6,496,463
Manor Care Inc.	37,312	2,028,280
Quest Diagnostics Inc.	115,769	5,773,400
UnitedHealth Group Inc.	987,527	52,309,305
WellPoint Inc.[a]	178,439	14,471,403

		94,613,972

HOME BUILDERS – 0.28%
Centex Corp.	50,190	2,096,938
Horton (D.R.) Inc.	198,219	4,360,818
KB Home	30,383	1,296,443
Lennar Corp. Class A	57,983	2,447,462
Pulte Homes Inc.	92,342	2,443,369

		12,645,030

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.	47,568	4,570,333

		4,570,333

HOUSEHOLD PRODUCTS & WARES – 0.60%
Avery Dennison Corp.	30,516	1,960,958
Clorox Co. (The)	110,008	7,006,410
Fortune Brands Inc.	65,474	5,160,661
Kimberly-Clark Corp.	186,155	12,749,756

		26,877,785

INSURANCE – 4.28%
AFLAC Inc.	239,953	11,292,188
Ambac Financial Group Inc.	75,396	6,513,460
American International Group Inc.	1,897,410	127,543,900
CIGNA Corp.	39,500	5,635,070
MBIA Inc.	58,653	3,841,185
MetLife Inc.	235,756	14,887,991
MGIC Investment Corp.	36,659	2,159,948
Principal Financial Group Inc.	81,723	4,892,756
Progressive Corp. (The)	542,102	11,828,666
Torchmark Corp.	43,996	2,885,698

		191,480,862

INTERNET – 3.38%
Amazon.com Inc.[a]	226,337	9,005,949
eBay Inc.[a]	827,956	27,446,741
Google Inc. Class Aa	158,734	72,725,569
Symantec Corp.[a]	677,103	11,713,882
VeriSign Inc.[a]	92,982	2,335,708
Yahoo! Inc.[a]	889,915	27,845,440

		151,073,289

IRON & STEEL – 0.37%
Allegheny Technologies Inc.	22,877	2,440,747
Nucor Corp.	219,341	14,285,679

		16,726,426

LEISURE TIME – 0.46%
Carnival Corp.	202,863	9,506,160
Harley-Davidson Inc.	187,364	11,007,635

		20,513,795

LODGING – 0.55%
Harrah’s Entertainment Inc.	88,134	7,442,916
Hilton Hotels Corp.	166,823	5,998,955
Marriott International Inc. Class A	136,684	6,692,049
Starwood Hotels & Resorts Worldwide Inc.	71,739	4,652,274

		24,786,194

MACHINERY – 0.69%
Caterpillar Inc.	258,783	17,346,225
Deere & Co.	74,268	8,068,476
Rockwell Automation Inc.	47,356	2,835,204
Terex Corp.[a]	34,941	2,507,366

		30,757,271

MANUFACTURING – 3.75%
Cooper Industries Ltd.	52,844	2,377,452
Danaher Corp.	173,321	12,383,785
Dover Corp.	48,904	2,387,004
General Electric Co.	2,999,817	106,073,529
Illinois Tool Works Inc.	150,421	7,761,724
ITT Industries Inc.	132,388	7,985,644
Pall Corp.	45,457	1,727,366
3M Co.	353,047	26,983,382

		167,679,886

MEDIA – 2.04%
Clear Channel Communications Inc.	182,956	6,410,778
Comcast Corp. Class Aa	725,162	18,817,954
DIRECTV Group Inc. (The)[a]	195,569	4,511,777
McGraw-Hill Companies Inc. (The)	258,580	16,259,510
Meredith Corp.	15,543	892,013
News Corp. Class A	580,972	13,432,073
Scripps (E.W.) Co. Class A	34,956	1,561,834
Viacom Inc. Class Ba	186,303	7,658,916
Walt Disney Co. (The)	626,967	21,586,474

		91,131,329

MINING – 0.38%
Newmont Mining Corp.	328,461	13,792,077
Vulcan Materials Co.	26,856	3,128,187

		16,920,264

OFFICE & BUSINESS EQUIPMENT – 0.16%
Pitney Bowes Inc.	160,238	7,273,203

		7,273,203

OIL & GAS – 12.00%
Anadarko Petroleum Corp.	337,324	14,498,186
Apache Corp.	241,120	17,047,184
Chesapeake Energy Corp.	298,013	9,202,641
Chevron Corp.	818,195	60,513,702
Devon Energy Corp.	323,912	22,421,189
ENSCO International Inc.	59,294	3,225,594
EOG Resources Inc.	177,695	12,676,761
Exxon Mobil Corp.	4,152,756	313,325,440
Murphy Oil Corp.	136,488	7,288,459
Nabors Industries Ltd.[a]	205,506	6,097,363
Noble Corp.	97,850	7,698,838
Occidental Petroleum Corp.	391,481	19,303,928
Sunoco Inc.	51,042	3,595,398
Transocean Inc.[a]	95,913	7,836,092
Valero Energy Corp.	259,672	16,746,247
XTO Energy Inc.	268,030	14,690,724

		536,167,746

OIL & GAS SERVICES – 1.76%
Baker Hughes Inc.	132,840	8,784,709
BJ Services Co.	213,415	5,954,279
Halliburton Co.	405,278	12,863,524
National Oilwell Varco Inc.[a]	127,974	9,955,097
Schlumberger Ltd.	395,156	27,305,280
Smith International Inc.	145,006	6,967,538
Weatherford International Ltd.[a]	150,019	6,765,857

		78,596,284

PACKAGING & CONTAINERS – 0.19%
Ball Corp.	74,753	3,427,425
Pactiv Corp.[a]	96,289	3,248,791
Sealed Air Corp.	58,349	1,843,828

		8,520,044

PHARMACEUTICALS – 6.32%
Abbott Laboratories	629,959	35,151,712
Allergan Inc.	111,971	12,408,626
Barr Pharmaceuticals Inc.[a]	77,358	3,585,543
Cardinal Health Inc.	291,706	21,279,953
Express Scripts Inc.[a]	98,688	7,966,095
Forest Laboratories Inc.[a]	231,457	11,906,148
Gilead Sciences Inc.[a]	338,673	25,908,485
Hospira Inc.[a]	113,249	4,631,884
King Pharmaceuticals Inc.[a]	123,557	2,430,366
Lilly (Eli) & Co.	345,650	18,564,862
Mylan Laboratories Inc.	177,558	3,753,576
Pfizer Inc.	2,894,117	73,105,395
Schering-Plough Corp.	446,939	11,401,414
Watson Pharmaceuticals Inc.[a]	43,400	1,147,062
Wyeth	981,543	49,106,596

		282,347,717

PIPELINES – 0.27%
Questar Corp.	62,464	5,572,413
Spectra Energy Corp.	95,346	2,504,739
Williams Companies Inc. (The)	138,830	3,951,102

		12,028,254

REAL ESTATE – 0.06%
CB Richard Ellis Group Inc. Class Aa	79,788	2,727,154

		2,727,154

REAL ESTATE INVESTMENT TRUSTS – 0.29%
AvalonBay Communities Inc.	18,963	2,465,190
Kimco Realty Corp.	54,011	2,632,496
Public Storage Inc.	36,680	3,472,496
Vornado Realty Trust	37,742	4,504,130

		13,074,312

RETAIL – 9.14%
Abercrombie & Fitch Co. Class A	63,963	4,840,720
AutoZone Inc.[a]	36,863	4,723,625
Bed Bath & Beyond Inc.[a]	206,185	8,282,451
Best Buy Co. Inc.	294,869	14,366,018
Big Lots Inc.[a]	33,869	1,059,422
CVS/Caremark Corp.	639,698	21,839,295
Darden Restaurants Inc.	105,407	4,341,714
Dollar General Corp.	145,248	3,071,995
Family Dollar Stores Inc.	64,775	1,918,636
Gap Inc. (The)	187,148	3,220,817
Home Depot Inc.	1,488,145	54,674,447
Kohl’s Corp.[a]	238,271	18,253,941
Lowe’s Companies Inc.	1,110,124	34,957,805
McDonald’s Corp.	482,773	21,748,924
Nordstrom Inc.	103,059	5,455,943
Office Depot Inc.[a]	111,252	3,909,395
RadioShack Corp.	98,584	2,664,726
Staples Inc.	522,211	13,493,932
Starbucks Corp.[a]	547,121	17,157,715
Target Corp.	425,625	25,222,538
Tiffany & Co.	98,526	4,480,963
TJX Companies Inc.	331,189	8,928,855
Walgreen Co.	729,604	33,481,528
Wal-Mart Stores Inc.	1,793,365	84,198,487
Wendy’s International Inc.	37,932	1,187,272
Yum! Brands Inc.	193,033	11,149,586

		408,630,750

SAVINGS & LOANS – 0.12%
Hudson City Bancorp Inc.	217,848	2,980,161
Sovereign Bancorp Inc.	91,435	2,326,106

		5,306,267

SEMICONDUCTORS – 2.36%
Altera Corp.[a]	147,109	2,940,709
Analog Devices Inc.	104,640	3,609,034
Applied Materials Inc.	360,336	6,601,356
Broadcom Corp. Class Aa	177,756	5,700,635
Intel Corp.	1,891,932	36,192,659
KLA-Tencor Corp.	145,301	7,747,449
Linear Technology Corp.	135,580	4,282,972
LSI Logic Corp.[a]	196,433	2,050,761
Maxim Integrated Products Inc.	149,913	4,407,442
National Semiconductor Corp.	206,036	4,973,709
Novellus Systems Inc.[a]	39,105	1,252,142
NVIDIA Corp.[a]	258,643	7,443,746
PMC-Sierra Inc.[a]	61,348	430,049
QLogic Corp.[a]	114,809	1,951,753
Texas Instruments Inc.	422,373	12,713,427
Xilinx Inc.	114,688	2,950,922

		105,248,765

SOFTWARE – 5.83%
Adobe Systems Inc.[a]	428,749	17,878,833

Autodesk Inc.[a]	168,462	6,334,171
Automatic Data Processing Inc.	398,876	19,305,598
BMC Software Inc.[a]	57,554	1,772,088
CA Inc.	72,521	1,879,019
Citrix Systems Inc.[a]	130,916	4,193,239
Electronic Arts Inc.[a]	225,760	11,369,274
Fidelity National Information Services Inc.	118,288	5,377,373
First Data Corp.	548,759	14,761,617
Fiserv Inc.[a]	124,376	6,599,391
IMS Health Inc.	144,424	4,283,616
Intuit Inc.[a]	249,118	6,815,868
Microsoft Corp.	3,519,308	98,083,114
Oracle Corp.[a]	2,909,562	52,750,359
Paychex Inc.	246,888	9,349,649

		260,753,209

TELECOMMUNICATIONS – 3.95%
Avaya Inc.[a]	65,354	771,831
Ciena Corp.[a]	19,117	534,320
Cisco Systems Inc.[a]	4,405,079	112,461,667
Corning Inc.[a]	319,700	7,269,978
JDS Uniphase Corp.[a]	37,723	574,521
Juniper Networks Inc.[a]	166,448	3,275,697
QUALCOMM Inc.	1,207,855	51,527,094

		176,415,108

TEXTILES – 0.08%
Cintas Corp.	98,451	3,554,081

		3,554,081

TOYS, GAMES & HOBBIES – 0.08%
Mattel Inc.	128,306	3,537,396

		3,537,396

TRANSPORTATION – 1.59%
Burlington Northern Santa Fe Corp.	112,332	9,034,863
C.H. Robinson Worldwide Inc.	125,790	6,006,473
FedEx Corp.	143,185	15,382,365
Norfolk Southern Corp.	103,836	5,254,102
United Parcel Service Inc. Class B	505,357	35,425,526

		71,103,329

TOTAL COMMON STOCKS (Cost: $4,175,270,302)		4,482,628,367

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.24%

MONEY MARKET FUNDS – 0.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[b,c]	10,875,021	10,875,021

		10,875,021

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,875,021)		10,875,021

TOTAL INVESTMENTS IN SECURITIES – 100.54% (Cost: $4,186,145,323)		4,493,503,388
SHORT POSITIONS(d) – (0.42)%
COMMON STOCKS – (0.42)%
Broadridge Financial Solutions Inc.	(99,575)	(1,961,628)
Kraft Foods Inc.	(526,660)	(16,674,055)

		(18,635,683)

TOTAL SHORT POSITIONS (Proceeds: $18,658,654)		(18,635,683)
Other Assets, Less Liabilities – (0.12)%		(5,434,479)

NET ASSETS – 100.00%		$4,469,433,226

NVS - Non-Voting Shares

[a]	Non-income earning security.

[b]	Affiliated issuer. See Note 2.

[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

[d]	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.95%

ADVERTISING – 0.06%
Interpublic Group of Companies Inc.[a]	228,709	$2,815,408

		2,815,408

AEROSPACE & DEFENSE – 1.64%
Boeing Co. (The)	258,420	22,976,122
Goodrich Corp.	85,274	4,389,905
Lockheed Martin Corp.	130,732	12,683,619
Northrop Grumman Corp.	238,929	17,733,310
Raytheon Co.	304,373	15,967,408

		73,750,364

AGRICULTURE – 2.01%
Altria Group Inc.	717,974	63,045,297
Archer-Daniels-Midland Co.	169,242	6,211,181
Monsanto Co.	215,051	11,819,203
Reynolds American Inc.	116,987	7,301,159
UST Inc.	36,882	2,138,418

		90,515,258

AIRLINES – 0.11%
Southwest Airlines Co.	343,498	5,049,421

		5,049,421

APPAREL – 0.12%
Jones Apparel Group Inc.	74,073	2,276,263
VF Corp.	36,266	2,996,297

		5,272,560

AUTO MANUFACTURERS – 0.77%
Ford Motor Co.	1,291,117	10,186,913
General Motors Corp.	385,854	11,822,567
PACCAR Inc.	169,362	12,431,171

		34,440,651

AUTO PARTS & EQUIPMENT – 0.37%
Goodyear Tire & Rubber Co. (The)[a]	122,486	3,820,338
Johnson Controls Inc.	134,046	12,683,433

		16,503,771

BANKS – 11.94%
Bank of America Corp.	3,050,382	155,630,490
Bank of New York Co. Inc. (The)	515,665	20,910,216
BB&T Corp.	369,722	15,165,996
Comerica Inc.	107,570	6,359,538
Compass Bancshares Inc.	54,263	3,733,294
Fifth Third Bancorp	379,456	14,681,153
First Horizon National Corp.	85,542	3,552,559
Huntington Bancshares Inc.	160,741	3,512,191
KeyCorp	270,087	10,120,160

M&T Bank Corp.	28,316	3,279,842
Marshall & Ilsley Corp.	174,443	8,078,455
Mellon Financial Corp.	175,961	7,590,958
National City Corp.	404,169	15,055,295
Northern Trust Corp.	76,123	4,578,037
PNC Financial Services Group	236,136	16,994,708
Regions Financial Corp.	499,155	17,655,112
State Street Corp.	107,057	6,931,941
SunTrust Banks Inc.	242,338	20,123,748
Synovus Financial Corp.	111,459	3,604,584
U.S. Bancorp	1,208,124	42,248,096
Wachovia Corp.	1,299,853	71,556,908
Wells Fargo & Co.	2,304,453	79,342,317
Zions Bancorporation	74,965	6,336,042

		537,041,640

BEVERAGES – 0.77%
Coca-Cola Co. (The)	549,593	26,380,464
Coca-Cola Enterprises Inc.	189,952	3,846,528
Constellation Brands Inc. Class Aa	59,110	1,251,950
Molson Coors Brewing Co. Class B	32,040	3,031,625

		34,510,567

BIOTECHNOLOGY – 0.18%
Biogen Idec Inc.[a]	109,829	4,874,211
MedImmune Inc.[a]	85,448	3,109,453

		7,983,664

BUILDING MATERIALS – 0.16%
Masco Corp.	267,183	7,320,814

		7,320,814

CHEMICALS – 2.08%
Air Products & Chemicals Inc.	147,662	10,921,082
Ashland Inc.	38,061	2,496,802
Dow Chemical Co. (The)	654,253	30,004,043
Du Pont (E.I.) de Nemours and Co.	630,349	31,158,151
Eastman Chemical Co.	57,085	3,615,193
Hercules Inc.[a]	40,546	792,269
PPG Industries Inc.	111,876	7,866,002
Rohm & Haas Co.	97,126	5,023,357
Sherwin-Williams Co. (The)	24,395	1,611,046

		93,487,945

COAL – 0.17%
CONSOL Energy Inc.	69,778	2,730,413
Peabody Energy Corp.	122,822	4,942,357

		7,672,770

COMMERCIAL SERVICES – 0.67%
Convergys Corp.[a]	35,506	902,207
Donnelley (R.R.) & Sons Co.	149,027	5,452,898
Equifax Inc.	34,277	1,249,397
McKesson Corp.	201,518	11,796,864
Monster Worldwide Inc.[a]	49,127	2,327,146
Robert Half International Inc.	62,791	2,323,895
Western Union Co.	278,815	6,119,989

		30,172,396

COMPUTERS – 3.20%
Apple Inc.[a]	282,190	26,218,273
Computer Sciences Corp.[a]	118,190	6,161,245
Electronic Data Systems Corp.	350,960	9,714,573

EMC Corp.[a]	906,026	12,548,460
Hewlett-Packard Co.	1,825,528	73,276,694
NCR Corp.[a]	59,875	2,860,229
Sun Microsystems Inc.[a]	1,892,882	11,376,221
Unisys Corp.[a]	235,777	1,987,600

		144,143,295

DISTRIBUTION & WHOLESALE – 0.18%
Genuine Parts Co.	116,335	5,700,415
Grainger (W.W.) Inc.	31,292	2,416,994

		8,117,409

DIVERSIFIED FINANCIAL SERVICES – 11.97%
Ameriprise Financial Inc.	63,673	3,638,275
Bear Stearns Companies Inc. (The)	81,760	12,292,616
CIT Group Inc.	131,924	6,981,418
Citigroup Inc.	3,343,791	171,670,230
E*TRADE Financial Corp.[a]	142,016	3,013,580
Federal Home Loan Mortgage Corp.	189,147	11,252,355
Federal National Mortgage Association	660,203	36,033,880
Franklin Resources Inc.	51,404	6,211,145
Goldman Sachs Group Inc. (The)	165,547	34,206,977
Janus Capital Group Inc.	86,990	1,818,961
JPMorgan Chase & Co.	2,369,043	114,614,300
Legg Mason Inc.	28,509	2,685,833
Lehman Brothers Holdings Inc.	233,267	16,345,019
Merrill Lynch & Co. Inc.	603,190	49,262,527
Morgan Stanley	726,118	57,189,054
Rowe (T.) Price Group Inc.	84,578	3,991,236
Schwab (Charles) Corp. (The)	399,222	7,301,770

		538,509,176

ELECTRIC – 5.74%
Allegheny Energy Inc.[a]	85,292	4,191,249
Ameren Corp.	140,960	7,090,288
American Electric Power Co. Inc.	270,603	13,191,896
CenterPoint Energy Inc.	218,449	3,918,975
CMS Energy Corp.	152,413	2,712,951
Consolidated Edison Inc.	175,777	8,975,174
Constellation Energy Group Inc.	54,251	4,717,124
Dominion Resources Inc.	238,043	21,131,077
DTE Energy Co.	120,859	5,789,146
Duke Energy Corp.	857,537	17,399,426
Dynegy Inc. Class Aa	258,457	2,393,312
Edison International	106,716	5,242,957
Entergy Corp.	135,281	14,193,683
Exelon Corp.	233,147	16,019,530
FirstEnergy Corp.	217,751	14,423,826
FPL Group Inc.	276,673	16,924,087
Integrys Energy Group Inc.	51,108	2,837,005
PG&E Corp.	239,326	11,552,266
Pinnacle West Capital Corp.	68,265	3,293,786
PPL Corp.	262,714	10,745,003
Progress Energy Inc.	175,410	8,847,680
Public Service Enterprise Group Inc.	172,432	14,318,753
Southern Co. (The)	510,646	18,715,176
TECO Energy Inc.	143,095	2,462,665
TXU Corp.	313,263	20,080,158
Xcel Energy Inc.	278,209	6,868,980

		258,036,173

ELECTRICAL COMPONENTS & EQUIPMENT – 0.38%
Emerson Electric Co.	359,232	15,479,307
Molex Inc.	61,009	1,720,454

		17,199,761

ELECTRONICS – 0.46%
Agilent Technologies Inc.[a]	209,156	7,046,466
PerkinElmer Inc.	83,199	2,015,080
Sanmina-SCI Corp.[a]	362,227	1,311,262
Solectron Corp.[a]	617,410	1,944,841
Tektronix Inc.	35,760	1,007,002
Thermo Fisher Scientific Inc.[a]	154,649	7,229,841

		20,554,492

ENGINEERING & CONSTRUCTION – 0.08%
Fluor Corp.	40,212	3,607,821

		3,607,821

ENVIRONMENTAL CONTROL – 0.33%
Allied Waste Industries Inc.[a]	174,119	2,192,158
Waste Management Inc.	364,007	12,525,481

		14,717,639

FOOD – 2.04%
ConAgra Foods Inc.	344,650	8,585,231
Dean Foods Co.[a]	37,873	1,770,184
General Mills Inc.	131,816	7,674,328
Heinz (H.J.) Co.	221,616	10,442,546
Kraft Foods Inc.	621,610	19,680,173
Kroger Co.	482,953	13,643,422
Safeway Inc.	300,510	11,010,686
Sara Lee Corp.	500,413	8,466,988
SUPERVALU Inc.	141,800	5,540,126
Tyson Foods Inc. Class A	172,188	3,342,169
Whole Foods Market Inc.	40,744	1,827,368

		91,983,221

FOREST PRODUCTS & PAPER – 0.77%
International Paper Co.	308,757	11,238,755
MeadWestvaco Corp.	123,973	3,823,327
Plum Creek Timber Co. Inc.	120,635	4,755,432
Temple-Inland Inc.	71,509	4,271,948
Weyerhaeuser Co.	144,088	10,769,137

		34,858,599

GAS – 0.49%
KeySpan Corp.	119,821	4,930,634
Nicor Inc.	30,684	1,485,719
NiSource Inc.	186,883	4,567,421
Sempra Energy	179,364	10,942,998

		21,926,772

HAND & MACHINE TOOLS – 0.11%
Snap-On Inc.	40,225	1,934,822
Stanley Works (The)	56,529	3,129,445

		5,064,267

HEALTH CARE - PRODUCTS – 0.04%
Bausch & Lomb Inc.	36,618	1,873,377

		1,873,377

HEALTH CARE - SERVICES – 0.86%
Aetna Inc.	352,267	15,425,772
Manor Care Inc.	15,935	866,227

Tenet Healthcare Corp.[a]	322,046	2,070,756
WellPoint Inc.[a]	250,654	20,328,039

		38,690,794

HOME BUILDERS – 0.12%
Centex Corp.	33,671	1,406,774
KB Home	23,628	1,008,207
Lennar Corp. Class A	39,012	1,646,697
Pulte Homes Inc.	58,069	1,536,506

		5,598,184

HOME FURNISHINGS – 0.10%
Whirlpool Corp.	53,706	4,560,176

		4,560,176

HOUSEHOLD PRODUCTS & WARES – 0.33%
Avery Dennison Corp.	33,787	2,171,153
Fortune Brands Inc.	43,468	3,426,148
Kimberly-Clark Corp.	137,018	9,384,363

		14,981,664

HOUSEWARES – 0.13%
Newell Rubbermaid Inc.	189,418	5,889,006

		5,889,006

INSURANCE – 5.46%
ACE Ltd.	222,887	12,717,932
AFLAC Inc.	110,763	5,212,507
Allstate Corp. (The)	422,051	25,348,383
Aon Corp.	203,572	7,727,593
Chubb Corp.	278,726	14,401,772
CIGNA Corp.	29,934	4,270,384
Cincinnati Financial Corp.	117,646	4,988,190
Genworth Financial Inc. Class A	300,710	10,506,807
Hartford Financial Services Group Inc. (The)	218,431	20,877,635
Lincoln National Corp.	188,834	12,801,057
Loews Corp.	307,709	13,979,220
Marsh & McLennan Companies Inc.	376,876	11,038,698
MBIA Inc.	36,798	2,409,901
MetLife Inc.	292,653	18,481,037
MGIC Investment Corp.	21,683	1,277,562
Principal Financial Group Inc.	106,012	6,346,938
Prudential Financial Inc.	319,908	28,874,896
SAFECO Corp.	72,040	4,785,617
Torchmark Corp.	25,435	1,668,282
Travelers Companies Inc. (The)	460,838	23,857,583
Unum Group	233,820	5,384,875
XL Capital Ltd. Class A	123,522	8,641,599

		245,598,468

INTERNET – 0.17%
IAC/InterActiveCorp[a]	148,176	5,587,717
VeriSign Inc.[a]	82,768	2,079,132

		7,666,849

IRON & STEEL – 0.29%
Allegheny Technologies Inc.	48,019	5,123,147
United States Steel Corp.	80,840	8,016,903

		13,140,050

LEISURE TIME – 0.23%
Brunswick Corp.	61,961	1,973,458
Carnival Corp.	111,699	5,234,215

Sabre Holdings Corp.	92,263	3,021,613

		10,229,286
LODGING – 0.49%
Harrah’s Entertainment Inc.	44,527	3,760,305
Hilton Hotels Corp.	108,837	3,913,779
Marriott International Inc. Class A	96,764	4,737,565
Starwood Hotels & Resorts Worldwide Inc.	80,452	5,217,312
Wyndham Worldwide Corp.[a]	128,910	4,402,276

		22,031,237
MACHINERY – 0.77%
Caterpillar Inc.	198,250	13,288,697
Cummins Inc.	35,552	5,145,085
Deere & Co.	85,149	9,250,587
Rockwell Automation Inc.	70,098	4,196,767
Terex Corp.[a]	37,053	2,658,923

		34,540,059
MANUFACTURING – 6.34%
Cooper Industries Ltd.	74,735	3,362,328
Dover Corp.	93,596	4,568,421
Eastman Kodak Co.	196,208	4,426,452
Eaton Corp.	99,745	8,334,692
General Electric Co.	4,208,222	148,802,730
Honeywell International Inc.	545,644	25,132,363
Illinois Tool Works Inc.	141,072	7,279,315
Ingersoll-Rand Co. Class A	209,994	9,107,440
Leggett & Platt Inc.	121,102	2,745,382
Pall Corp.	42,013	1,596,494
Parker Hannifin Corp.	78,991	6,817,713
Textron Inc.	85,477	7,675,835
3M Co.	170,218	13,009,762
Tyco International Ltd.	1,348,645	42,549,750

		285,408,677
MEDIA – 4.47%
CBS Corp. Class B	503,466	15,401,025
Clear Channel Communications Inc.	169,023	5,922,566
Comcast Corp. Class Aa	1,442,531	37,433,680
DIRECTV Group Inc. (The)[a]	348,819	8,047,254
Dow Jones & Co. Inc.	43,895	1,513,061
Gannett Co. Inc.	160,242	9,020,022
Meredith Corp.	11,726	672,955
New York Times Co. Class Ab	97,327	2,288,158
News Corp. Class A	1,056,268	24,420,916
Scripps (E.W.) Co. Class A	23,967	1,070,846
Time Warner Inc.	2,602,529	51,321,872
Tribune Co.	121,312	3,895,328
Viacom Inc. Class Ba	297,475	12,229,197
Walt Disney Co. (The)	810,406	27,902,279

		201,139,159
MINING – 0.92%
Alcoa Inc.	593,141	20,107,480
Freeport-McMoRan Copper & Gold Inc.	255,692	16,924,253
Vulcan Materials Co.	39,430	4,592,806

		41,624,539
OFFICE & BUSINESS EQUIPMENT – 0.24%
Xerox Corp.[a]	647,394	10,934,485

		10,934,485

OIL & GAS – 4.44%
Chevron Corp.	706,455	52,249,412
ConocoPhillips	1,121,391	76,647,075
ENSCO International Inc.	47,337	2,575,133
Hess Corp.	184,450	10,231,441
Marathon Oil Corp.	235,920	23,315,974
Occidental Petroleum Corp.	205,835	10,149,724
Rowan Companies Inc.	74,781	2,428,139
Sunoco Inc.	34,795	2,450,960
Transocean Inc.[a]	109,931	8,981,363
Valero Energy Corp.	169,124	10,906,807

		199,936,028

OIL & GAS SERVICES – 1.11%
Baker Hughes Inc.	93,834	6,205,242
Halliburton Co.	303,740	9,640,708
Schlumberger Ltd.	434,101	29,996,379
Weatherford International Ltd.[a]	90,005	4,059,225

		49,901,554

PACKAGING & CONTAINERS – 0.09%
Bemis Co. Inc.	71,412	2,384,447
Sealed Air Corp.	55,102	1,741,223

		4,125,670

PHARMACEUTICALS – 5.34%
Abbott Laboratories	463,123	25,842,263
AmerisourceBergen Corp.	129,228	6,816,777
Bristol-Myers Squibb Co.	1,377,474	38,238,678
King Pharmaceuticals Inc.[a]	53,477	1,051,893
Lilly (Eli) & Co.	349,963	18,796,513
Medco Health Solutions Inc.[a]	196,501	14,252,218
Merck & Co. Inc.	1,477,703	65,270,141
Pfizer Inc.	2,126,891	53,725,267
Schering-Plough Corp.	598,781	15,274,903
Watson Pharmaceuticals Inc.[a]	31,892	842,906

		240,111,559

PIPELINES – 0.70%
El Paso Corp.	476,469	6,894,506
Kinder Morgan Inc.	73,218	7,794,056
Spectra Energy Corp.	338,402	8,889,821
Williams Companies Inc. (The)	277,372	7,894,007

		31,472,390

REAL ESTATE – 0.14%
CB Richard Ellis Group Inc. Class Aa	52,308	1,787,887
Realogy Corp.[a]	148,009	4,382,546

		6,170,433

REAL ESTATE INVESTMENT TRUSTS – 2.11%
Apartment Investment & Management Co. Class A	66,597	3,841,981
Archstone-Smith Trust	150,357	8,161,378
AvalonBay Communities Inc.	36,170	4,702,100
Boston Properties Inc.	81,177	9,530,180
Developers Diversified Realty Corp.	86,511	5,441,542
Equity Residential	200,586	9,674,263
Host Hotels & Resorts Inc.	355,301	9,347,969
Kimco Realty Corp.	103,349	5,037,230
ProLogis	174,834	11,351,972
Public Storage Inc.	50,231	4,755,369
Simon Property Group Inc.	151,157	16,816,216

Vornado Realty Trust	54,202	6,468,467

		95,128,667

RETAIL – 2.83%
AutoNation Inc.[a]	102,790	2,183,260
Big Lots Inc.[a]	42,647	1,333,998
Circuit City Stores Inc.	97,210	1,801,301
Costco Wholesale Corp.	308,547	16,612,170
CVS/Caremark Corp.	451,803	15,424,554
Dillard’s Inc. Class A	41,598	1,361,503
Dollar General Corp.	76,735	1,622,945
Family Dollar Stores Inc.	42,492	1,258,613
Federated Department Stores Inc.	358,245	16,138,937
Gap Inc. (The)	182,346	3,138,175
Limited Brands Inc.	233,376	6,081,779
McDonald’s Corp.	369,430	16,642,821
Nordstrom Inc.	59,340	3,141,460
Office Depot Inc.[a]	86,818	3,050,785
OfficeMax Inc.	51,189	2,699,708
Penney (J.C.) Co. Inc.	153,479	12,609,835
Sears Holdings Corp.[a]	56,734	10,221,197
Target Corp.	187,441	11,107,754
Wendy’s International Inc.	29,655	928,201

		127,358,996

SAVINGS & LOANS – 0.68%
Hudson City Bancorp Inc.	134,620	1,841,602
Sovereign Bancorp Inc.	160,190	4,075,234
Washington Mutual Inc.	606,427	24,487,522

		30,404,358

SEMICONDUCTORS – 2.43%
Advanced Micro Devices Inc.[a,b]	378,676	4,945,509
Altera Corp.[a]	108,463	2,168,175
Analog Devices Inc.	131,402	4,532,055
Applied Materials Inc.	619,505	11,349,332
Broadcom Corp. Class Aa	157,276	5,043,841
Intel Corp.	2,163,487	41,387,506
Linear Technology Corp.	79,028	2,496,495
LSI Logic Corp.[a]	341,330	3,563,485
Maxim Integrated Products Inc.	80,301	2,360,849
Micron Technology Inc.[a]	515,017	6,221,405
Novellus Systems Inc.[a]	48,965	1,567,859
PMC-Sierra Inc.[a]	98,998	693,976
Teradyne Inc.[a]	129,580	2,143,253
Texas Instruments Inc.	590,774	17,782,297
Xilinx Inc.	121,574	3,128,099

		109,384,136

SOFTWARE – 1.87%
BMC Software Inc.[a]	84,940	2,615,303
CA Inc.	215,736	5,589,720
Compuware Corp.[a]	218,223	2,070,936
Microsoft Corp.	2,586,133	72,075,527
Novell Inc.[a]	231,573	1,671,957

		84,023,443

TELECOMMUNICATIONS – 8.54%
ADC Telecommunications Inc.[a]	78,609	1,315,915
Alltel Corp.	245,740	15,235,879
AT&T Inc.	4,258,868	167,927,165
Avaya Inc.[a]	247,572	2,923,825
CenturyTel Inc.	75,607	3,416,680

Ciena Corp.[a]	44,143	1,233,797
Citizens Communications Co.	230,529	3,446,409
Corning Inc.[a]	770,948	17,531,358
Embarq Corp.	102,717	5,788,103
JDS Uniphase Corp.[a]	106,551	1,622,772
Juniper Networks Inc.[a]	236,228	4,648,967
Motorola Inc.	1,630,514	28,811,182
Qwest Communications International Inc.[a]	1,070,102	9,620,217
Sprint Nextel Corp.	1,979,792	37,536,856
Tellabs Inc.[a]	298,527	2,955,417
Verizon Communications Inc.	1,984,754	75,261,872
Windstream Corp.	325,331	4,779,112

		384,055,526

TOYS, GAMES & HOBBIES – 0.16%
Hasbro Inc.	109,800	3,142,476
Mattel Inc.	147,581	4,068,808

		7,211,284

TRANSPORTATION – 1.75%
Burlington Northern Santa Fe Corp.	139,583	11,226,661
CSX Corp.	297,979	11,934,059
FedEx Corp.	75,432	8,103,660
Norfolk Southern Corp.	173,339	8,770,953
Ryder System Inc.	41,465	2,045,883
Union Pacific Corp.	184,691	18,755,371
United Parcel Service Inc. Class B	254,617	17,848,652

		78,685,239

TOTAL COMMON STOCKS
(Cost: $3,921,186,127)		4,497,131,147

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 0.33%

CERTIFICATES OF DEPOSIT(c) – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$84,903	84,903
Deutsche Bank AG
5.35%, 08/08/07	106,130	106,130

		191,033

COMMERCIAL PAPER(c) – 0.03%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	40,376	40,285
BNP Paribas Finance Inc.
5.12%, 06/06/07	14,858	14,721
Bryant Park Funding LLC
5.28%, 04/23/07[d]	63,678	63,482
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	31,839	31,759
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	63,678	63,537
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	176,940	176,132
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	102,497	102,474

Five Finance Inc.
5.22%, 04/20/07[d]	19,528	19,477
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	74,291	73,356
Giro Funding Corp.
5.29%, 04/23/07[d]	42,452	42,321
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	82,781	82,132
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	21,226	20,924
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	63,678	63,463
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	31,839	31,736
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	53,637	52,972
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	95,770	95,306
Nationwide Building Society
5.21%, 04/13/07[d]	40,329	40,265
Nestle Capital Corp.
5.19%, 08/09/07	25,471	24,997
Park Granada LLC
5.50%, 04/02/07[d]	89,499	89,499
Park Sienna LLC
5.50%, 04/02/07[d]	8,490	8,490
Sedna Finance Inc.
5.22%, 04/17/07[d]	24,198	24,145
Simba Funding Corp.
5.20%, 07/23/07[d]	42,452	41,765
Societe Generale
5.18%, 05/16/07	106,130	105,458
Tulip Funding Corp.
5.30%, 04/26/07[d]	57,369	57,167
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	69,168	69,168
Westpac Banking Corp.
5.20%, 07/12/07[d]	38,207	37,649
Zela Finance Inc.
5.20%, 07/16/07[d]	25,471	25,085

		1,497,765
MEDIUM-TERM NOTES(c) – 0.00%
Bank of America N.A.
5.28%, 04/20/07	10,613	10,613
Cullinan Finance Corp.
5.71%, 06/28/07[d]	31,839	31,839
K2 USA LLC
5.39%, 06/04/07[d]	31,839	31,839
Sigma Finance Inc.
5.51%, 06/18/07[d]	34,810	34,810

		109,101
MONEY MARKET FUNDS – 0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	7,464,957	7,464,957

		7,464,957

REPURCHASE AGREEMENTS(c) – 0.04%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $124,865 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $133,373, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$124,808	124,808
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $84,943 (collateralized by non-U.S. Government debt securities, value $87,547, 6.00% to 7.40%, 5/15/11 to 11/15/25).	84,904	84,904
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $80,694 (collateralized by U.S. Government obligations, value $82,362, 5.50%, 12/1/34).	80,658	80,658
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $63,707 (collateralized by non-U.S. Government debt securities, value $65,740, 1.00% to 10.00%, 10/17/18 to 11/25/52).	63,678	63,678
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $106,178 (collateralized by non-U.S. Government debt securities, value $115,936, 4.50% to 7.84%, 12/1/07 to 7/15/21).	106,130	106,130
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,247 (collateralized by non-U.S. Government debt securities, value $4,459, 4.50% to 7.84%, 12/1/07 to 7/15/21).	4,245	4,245
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $276,063 (collateralized by non-U.S. Government debt securities, value $293,794, 0.00% to 6.01%, 5/27/33 to 3/15/37).	275,937	275,937
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $46,719 (collateralized by non-U.S. Government debt securities, value $49,719, 0.00% to 6.01%, 5/27/33 to 3/15/37).	46,697	46,697
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $25,483 (collateralized by non-U.S. Government debt securities, value $27,120, 0.00% to 6.01%, 5/27/33 to 3/15/37).	25,471	25,471
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $148,649 (collateralized by non-U.S. Government debt securities, value $156,182, 4.70% to 6.25%, 11/25/35 to 10/17/48).	148,581	148,581
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $100,702 (collateralized by non-U.S. Government debt securities, value $104,530, 0.00% to 5.68%, 4/17/07 to 1/25/47).	100,656	100,656
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $84,943 (collateralized by non-U.S. Government debt securities, value $89,247, 0.00% to 8.85%, 8/15/09 to 10/15/49).	84,904	84,904
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $42,472 (collateralized by non-U.S. Government debt securities, value $46,927, 5.65% to 9.49%, 1/1/17 to 6/1/48).	42,452	42,452

HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $21,236 (collateralized by non-U.S. Government debt securities, value $22,313, 3.73% to 5.33%, 12/1/35 to 6/1/46).	21,226	21,226
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $10,618 (collateralized by non-U.S. Government debt securities, value $11,156, 4.70% to 8.75%, 6/1/10 to 3/15/32).	10,613	10,613
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $297,300 (collateralized by non-U.S. Government debt securities, value $378,027, 1.13% to 10.07%, 1/15/09 to 10/12/49).	297,162	297,162
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $42,471 (collateralized by non-U.S. Government debt securities, value $43,775, 3.60% to 10.13%, 7/15/07 to 7/1/26).	42,452	42,452
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $212,356 (collateralized by non-U.S. Government debt securities, value $223,290, 4.22% to 8.32%, 1/17/14 to 12/20/54).	212,259	212,259
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $42,471 (collateralized by non-U.S. Government debt securities, value $44,172, 0.00% to 10.00%, 4/1/07 to 3/31/37).	42,452	42,452
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $31,443 (collateralized by non-U.S. Government debt securities, value $40,441, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	29,716	29,716
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $114,673 (collateralized by non-U.S. Government debt securities, value $120,483, 0.06% to 8.32%, 5/15/09 to 3/15/49).	114,620	114,620

		1,959,621

TIME DEPOSITS(c) – 0.01%
Bank of Montreal
5.25%, 04/02/07	86,009	86,009
Credit Suisse First Boston NY
5.32%, 04/03/07	212,259	212,259
Danske Bank
5.46%, 04/02/07	127,355	127,355
Deutsche Bank AG
5.25%, 04/02/07	74,313	74,313

		499,936

VARIABLE & FLOATING RATE NOTES(c) – 0.07%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	108,677	108,687
American Express Centurion Bank
5.41%, 07/19/07	46,697	46,713
American Express Credit Corp.
5.42%, 03/05/08	12,736	12,741
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	78	78

Arkle Master Issuer PLC
5.30%, 11/19/07[d]	31,839	31,839
ASIF Global Financing
5.40%, 05/03/07[d]	4,245	4,245
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	27,594	27,594
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	61,555	61,556
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	108,252	108,254
BMW US Capital LLC
5.32%, 04/15/08[d]	42,452	42,452
BNP Paribas
5.33%, 11/19/07[d]	78,536	78,536
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	40,754	40,751
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	27,594	27,593
CC USA Inc.
5.35%, 07/30/07[d]	21,226	21,227
Commodore CDO Ltd.
5.42%, 12/12/07[d]	9,125	9,125
Credit Agricole SA
5.33%, 11/23/07	42,452	42,452
Cullinan Finance Corp.
5.36%, 04/25/07[d]	10,613	10,613
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	1,957	1,957
DEPFA Bank PLC
5.39%, 12/14/07[d]	42,452	42,452
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	48,820	48,820
Fifth Third Bancorp
5.32%, 02/22/08[d]	84,904	84,904
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	27,594	27,593
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	44,574	44,578
Granite Master Issuer PLC
5.29%, 08/20/07[d]	148,581	148,581
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	97,639	97,247
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	63,678	63,681
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	42,452	42,452
Holmes Financing PLC
5.29%, 07/16/07[d]	74,291	74,291
JP Morgan Securities Inc.
5.52%, 11/16/07	84,904	84,904
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	116,742	116,743
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	31,839	31,838
Kestrel Funding LLC
5.30%, 07/11/07[d]	16,981	16,980
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	25,471	25,471
Leafs LLC
5.32%, 01/22/08[d]	41,051	41,051
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	46,697	46,696

Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	14,966	14,966
Marshall & Ilsley Bank
5.32%, 02/15/08	23,348	23,348
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	76,826	76,827
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	46,697	46,697
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	63,678	63,678
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07dg	4,245	4,245
Mound Financing PLC
5.29%, 05/08/07[d]	39,905	39,905
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	67,923	67,922
National City Bank of Indiana
5.34%, 05/21/07	21,226	21,226
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	140,091	140,104
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	42,558	42,553
Northern Rock PLC
5.38%, 02/01/08[d]	50,942	50,943
Pricoa Global Funding I
5.31%, 02/27/08[d]	57,310	57,310
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	61,555	61,555
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	42,452	42,452
Strips III LLC
5.37%, 07/24/07[d]	8,365	8,365
SunTrust Bank
5.29%, 05/01/07	42,452	42,452
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	103,582	103,581
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	27,594	27,594
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	46,168	46,169
Wachovia Bank N.A.
5.48%, 05/22/07	107,403	107,403
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	31,839	31,845
Wells Fargo & Co.
5.33%, 11/15/07[d]	21,226	21,227
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	31,839	31,840
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	127,355	127,346
Wind Master Trust
5.31%, 07/25/07[d]	16,981	16,981

		3,033,229

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,755,642)		14,755,642

TOTAL INVESTMENTS IN SECURITIES – 100.28% (Cost: $3,935,941,769)		4,511,886,789
Other Assets, Less Liabilities – (0.28)%		(12,810,725)

NET ASSETS – 100.00%		$4,499,076,064

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lendingbollateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that itbannot be sold within seven (7) days for approximately the value at which it isbarried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.97%

ADVERTISING – 0.22%
Catalina Marketing Corp.	147,646	$4,662,661
Harte-Hanks Inc.	191,756	5,290,548

		9,953,209

AEROSPACE & DEFENSE – 0.51%
Alliant Techsystems Inc. ab	132,777	11,673,754
DRS Technologies Inc.	163,252	8,516,857
Sequa Corp. Class Aa	28,306	3,390,210

		23,580,821

AGRICULTURE – 0.14%
Universal Corp.	105,187	6,453,222

		6,453,222

AIRLINES – 0.39%
AirTran Holdings Inc.[a,b]	369,220	3,791,889
Alaska Air Group Inc.[a]	162,206	6,180,049
JetBlue Airways Corp.[a,b]	712,491	8,200,771

		18,172,709

APPAREL – 0.64%
Hanesbrands Inc.[a]	388,104	11,406,377
Phillips-Van Heusen Corp.	220,601	12,971,339
Timberland Co. Class Aa	204,071	5,311,968

		29,689,684

AUTO MANUFACTURERS – 0.34%
Oshkosh Truck Corp.	296,983	15,740,099

		15,740,099

AUTO PARTS & EQUIPMENT – 0.85%
ArvinMeritor Inc.	289,669	5,286,459
Bandag Inc.	47,512	2,408,383
BorgWarner Inc.	232,773	17,555,740
Lear Corp.[a]	303,746	11,089,766
Modine Manufacturing Co.	134,869	3,088,500

		39,428,848

BANKS – 3.25%
Associated Bancorp	523,835	17,600,856
Bank of Hawaii Corp.	200,380	10,626,151
Cathay General Bancorp	209,437	7,116,669
City National Corp.	161,127	11,858,947
Colonial BancGroup Inc. (The)	613,937	15,194,941
Cullen/Frost Bankers Inc.	240,927	12,607,710
FirstMerit Corp.	324,170	6,843,229
Greater Bay Bancorp	207,070	5,568,112
Investors Financial Services Corp.	265,093	15,415,158
SVB Financial Group[a,b]	139,116	6,759,646

TCF Financial Corp.	451,666	11,905,916
Webster Financial Corp.	227,401	10,917,522
Westamerica Bancorp	122,934	5,921,731
Wilmington Trust Corp.	275,788	11,629,980

		149,966,568

BEVERAGES – 0.32%
Hansen Natural Corp.[a]	245,664	9,305,752
PepsiAmericas Inc.	245,667	5,483,287

		14,789,039

BIOTECHNOLOGY – 1.61%
Affymetrix Inc.[a]	275,086	8,271,836
Charles River Laboratories International Inc.[a,b]	269,419	12,463,323
Invitrogen Corp.[a]	189,499	12,061,611
Martek Biosciences Corp.[a,b]	133,036	2,743,202
Millennium Pharmaceuticals Inc.[a]	1,267,613	14,400,084
PDL BioPharma Inc.[a,b]	464,625	10,082,362
Vertex Pharmaceuticals Inc.[a,b]	509,199	14,277,940

		74,300,358

BUILDING MATERIALS – 0.82%
Florida Rock Industries Inc.	198,583	13,362,650
Martin Marietta Materials Inc.	180,690	24,429,288

		37,791,938

CHEMICALS – 3.28%
Airgas Inc.	315,976	13,318,388
Albemarle Corp.	317,838	13,139,423
Cabot Corp.	256,680	12,251,336
Chemtura Corp.	971,335	10,616,692
Cytec Industries Inc.	169,613	9,539,035
Ferro Corp.	173,569	3,750,826
FMC Corp.	154,312	11,639,754
Lubrizol Corp.	278,137	14,332,400
Lyondell Chemical Co.	859,297	25,753,131
Minerals Technologies Inc.	77,261	4,802,544
Olin Corp.	298,660	5,059,300
RPM International Inc.	481,841	11,130,527
Sensient Technologies Corp.	188,495	4,859,401
Valspar Corp. (The)	411,467	11,451,127

		151,643,884

COAL – 0.38%
Arch Coal Inc.	571,643	17,543,724

		17,543,724

COMMERCIAL SERVICES – 4.82%
ADESA Inc.	364,685	10,076,247
Alliance Data Systems Corp.[a]	265,276	16,346,307
Avis Budget Group Inc.[a]	408,027	11,147,298
Career Education Corp.[a]	382,112	11,654,416
ChoicePoint Inc.[a]	308,330	11,540,792
Corinthian Colleges Inc.[a]	351,348	4,831,035
Corporate Executive Board Co. (The)	153,815	11,683,787
Deluxe Corp.	208,791	7,000,762
DeVry Inc.	241,180	7,078,633
Gartner Inc.[a]	211,509	5,065,641
ITT Educational Services Inc.[a]	129,116	10,521,663
Kelly Services Inc. Class A	86,301	2,778,892
Korn/Ferry International[a]	174,298	3,998,396
Laureate Education Inc.[a]	207,075	12,211,213
Manpower Inc.	341,521	25,194,004

MPS Group Inc.[a]	415,542	5,879,919
Navigant Consulting Inc.[a]	217,820	4,304,123
Pharmaceutical Product Development Inc.	417,457	14,064,126
Quanta Services Inc.[a,b]	476,363	12,013,875
Rent-A-Center Inc.[a]	284,050	7,947,719
Rollins Inc.	121,056	2,785,499
Sotheby’s Holdings Inc. Class A	227,841	10,134,368
Strayer Education Inc.	57,810	7,226,250
United Rentals Inc.[a]	269,315	7,406,162

		222,891,127

COMPUTERS – 3.00%
BISYS Group Inc. (The)[a]	488,013	5,592,629
Cadence Design Systems Inc.[a,b]	1,122,392	23,637,575
Ceridian Corp.[a]	565,319	19,695,714
Diebold Inc.	264,463	12,617,530
DST Systems Inc.[a]	222,286	16,715,907
Henry (Jack) & Associates Inc.	312,374	7,512,595
Imation Corp.	142,249	5,744,015
Mentor Graphics Corp.[a,b]	344,758	5,633,346
Palm Inc.[a]	412,744	7,483,049
SRA International Inc. Class Aa	166,521	4,056,452
Synopsys Inc.[a]	579,888	15,210,462
Western Digital Corp.[a]	883,923	14,858,746

		138,758,020

COSMETICS & PERSONAL CARE – 0.16%
Alberto-Culver Co.	323,945	7,411,862

		7,411,862

DISTRIBUTION & WHOLESALE – 1.11%
CDW Corp.	243,501	14,958,266
Fastenal Co.	503,920	17,662,396
Ingram Micro Inc. Class Aa	566,521	10,939,520
Tech Data Corp.[a]	220,082	7,881,136

		51,441,318

DIVERSIFIED FINANCIAL SERVICES – 2.27%
AmeriCredit Corp.[a]	468,159	10,702,115
Eaton Vance Corp.	507,374	18,082,809
Edwards (A.G.) Inc.	302,039	20,895,058
IndyMac Bancorp Inc.[b]	287,368	9,210,144
Jefferies Group Inc.	417,747	12,093,776
Nuveen Investments Inc. Class A	319,012	15,089,268
Raymond James Financial Inc.	367,597	10,939,687
Waddell & Reed Financial Inc. Class A	338,803	7,900,886

		104,913,743

ELECTRIC – 5.98%
Alliant Energy Corp.	466,371	20,902,748
Aquila Inc.[a]	1,517,641	6,343,739
Black Hills Corp.	135,775	4,992,447
DPL Inc.	454,876	14,142,095
Duquesne Light Holdings Inc.	355,228	7,029,962
Energy East Corp.	598,885	14,588,839
Great Plains Energy Inc.	341,307	11,075,412
Hawaiian Electric Industries Inc.	328,919	8,548,605
IDACORP Inc.	173,985	5,887,652
MDU Resources Group Inc.	726,872	20,890,301
Northeast Utilities	619,173	20,290,299
NSTAR	429,147	15,071,643
OGE Energy Corp.	367,387	14,254,616
Pepco Holdings Inc.	772,076	22,405,646

PNM Resources Inc.	305,949	9,882,153
Puget Energy Inc.	469,927	12,067,725
SCANA Corp.	468,179	20,211,287
Sierra Pacific Resources Corp.[a]	888,812	15,447,553
Westar Energy Inc.	352,800	9,709,056
Wisconsin Energy Corp.	469,140	22,762,673

		276,504,451

ELECTRICAL COMPONENTS & EQUIPMENT – 0.99%
AMETEK Inc.	426,733	14,739,358
Energizer Holdings Inc.[a]	225,290	19,223,996
Hubbell Inc. Class B	241,488	11,649,381

		45,612,735

ELECTRONICS – 2.29%
Amphenol Corp. Class A	357,221	23,065,760
Arrow Electronics Inc.[a]	493,361	18,624,378
Avnet Inc.[a]	516,063	18,650,517
Gentex Corp.	576,532	9,368,645
KEMET Corp.[a]	282,199	2,158,822
National Instruments Corp.	230,713	6,051,602
Thomas & Betts Corp.[a]	207,188	10,114,918
Varian Inc.[a]	123,300	7,183,458
Vishay Intertechnology Inc.[a]	743,512	10,394,298

		105,612,398

ENGINEERING & CONSTRUCTION – 0.74%
Dycom Industries Inc.[a]	164,843	4,295,809
Granite Construction Inc.	136,929	7,566,697
Jacobs Engineering Group Inc.[a]	474,579	22,139,110

		34,001,616

ENTERTAINMENT – 0.47%
International Speedway Corp. Class A	144,577	7,474,631
Macrovision Corp.[a]	211,828	5,306,291
Scientific Games Corp. Class Aa	270,840	8,891,677

		21,672,599

ENVIRONMENTAL CONTROL – 0.83%
Mine Safety Appliances Co.	121,457	5,108,481
Republic Services Inc.	676,359	18,816,307
Stericycle Inc.[a]	178,223	14,525,174

		38,449,962

FOOD – 0.93%
Hormel Foods Corp.	294,490	10,952,083
Ruddick Corp.	145,523	4,377,332
Smithfield Foods Inc.[a]	401,735	12,031,963
Smucker (J.M.) Co. (The)	227,931	12,153,281
Tootsie Roll Industries Inc.	111,221	3,333,293

		42,847,952

FOREST PRODUCTS & PAPER – 0.69%
Glatfelter Co.	184,412	2,749,583
Louisiana-Pacific Corp.	421,196	8,449,192
Potlatch Corp.	157,100	7,192,038
Rayonier Inc.	310,739	13,361,777

		31,752,590

GAS – 0.62%
AGL Resources Inc.	312,826	13,363,927
Vectren Corp.	307,785	8,802,651
WGL Holdings Inc.	197,682	6,321,870

		28,488,448

HAND & MACHINE TOOLS – 0.45%
Kennametal Inc.	155,698	10,526,742
Lincoln Electric Holdings Inc.	172,534	10,276,125

		20,802,867

HEALTH CARE - PRODUCTS – 3.72%
Advanced Medical Optics Inc.[a]	240,136	8,933,059
Beckman Coulter Inc.	247,735	15,827,789
Cytyc Corp.[a]	458,484	15,684,738
DENTSPLY International Inc.	610,514	19,994,333
Edwards Lifesciences Corp.[a]	233,076	11,816,953
Gen-Probe Inc.[a]	210,864	9,927,477
Henry Schein Inc.[a]	353,019	19,479,588
Hillenbrand Industries Inc.	247,270	14,680,420
Intuitive Surgical Inc.[a]	149,086	18,124,385
ResMed Inc.[a,b]	308,308	15,529,474
Steris Corp.	261,959	6,957,631
TECHNE Corp.[a]	159,086	9,083,811
Ventana Medical Systems Inc.[a]	134,103	5,618,916

		171,658,574

HEALTH CARE - SERVICES – 3.07%
Apria Healthcare Group Inc.[a]	175,761	5,668,292
Community Health Systems Inc.[a]	378,469	13,341,032
Covance Inc.[a]	257,022	15,251,685
Health Management Associates Inc. Class A	975,335	10,601,891
Health Net Inc.[a]	448,851	24,152,672
LifePoint Hospitals Inc.[a]	231,552	8,849,917
Lincare Holdings Inc.[a]	352,293	12,911,538
Psychiatric Solutions Inc.[a]	215,963	8,705,469
Triad Hospitals Inc.[a]	354,691	18,532,605
Universal Health Services Inc. Class B	216,863	12,417,575
Wellcare Health Plans Inc.[a]	133,583	11,387,951

		141,820,627

HOLDING COMPANIES - DIVERSIFIED – 0.41%
Leucadia National Corp.	651,286	19,160,834

		19,160,834

HOME BUILDERS – 0.81%
Hovnanian Enterprises Inc. Class Aa	147,861	3,720,183
M.D.C. Holdings Inc.	140,607	6,758,978
Ryland Group Inc.	172,165	7,263,641
Thor Industries Inc.	142,437	5,610,593
Toll Brothers Inc.[a]	509,907	13,961,254

		37,314,649

HOME FURNISHINGS – 0.07%
Furniture Brands International Inc.[b]	198,494	3,132,235

		3,132,235

HOUSEHOLD PRODUCTS & WARES – 0.75%
American Greetings Corp. Class Ab	230,346	5,346,331
Blyth Inc.	102,127	2,155,901
Church & Dwight Co. Inc.	263,964	13,290,587
Scotts Miracle-Gro Co. (The) Class Ab	174,356	7,676,895
Tupperware Brands Corp.	247,290	6,164,940

		34,634,654

INSURANCE – 5.37%
American Financial Group Inc.	282,513	9,616,743
Berkley (W.R.) Corp.	680,755	22,546,606
Brown & Brown Inc.	463,669	12,542,246
Everest Re Group Ltd.	256,826	24,698,956
Fidelity National Financial Inc.	888,918	21,342,921
First American Corp.	387,232	19,640,407
Gallagher (Arthur J.) & Co.	396,162	11,223,269
Hanover Insurance Group Inc. (The)	206,598	9,528,300
HCC Insurance Holdings Inc.	450,130	13,864,004
Horace Mann Educators Corp.	174,531	3,586,612
Mercury General Corp.	143,638	7,618,560
Ohio Casualty Corp.	242,238	7,255,028
Old Republic International Corp.	927,658	20,519,795
PMI Group Inc. (The)	348,987	15,781,192
Protective Life Corp.	281,838	12,412,146
Radian Group Inc.	320,962	17,614,395
StanCorp Financial Group Inc.	215,886	10,615,115
Unitrin Inc.	162,505	7,649,110

		248,055,405

INTERNET – 1.39%
Avocent Corp.[a]	206,097	5,558,436
CheckFree Corp.[a]	351,700	13,044,553
F5 Networks Inc.[a]	164,346	10,958,591
McAfee Inc.[a]	640,373	18,622,047
NetFlix Inc.[a,b]	244,325	5,665,897
ValueClick Inc.[a]	396,570	10,362,374

		64,211,898

IRON & STEEL – 0.60%
Reliance Steel & Aluminum Co.	259,520	12,560,768
Steel Dynamics Inc.	350,556	15,144,019

		27,704,787

LEISURE TIME – 0.09%
Callaway Golf Co.	252,306	3,976,343

		3,976,343

LODGING – 0.18%
Boyd Gaming Corp.	171,812	8,185,124

		8,185,124

MACHINERY – 1.58%
AGCO Corp.[a,b]	367,450	13,584,626
Flowserve Corp.	227,984	13,038,405
Graco Inc.	268,609	10,518,728
Joy Global Inc.	439,198	18,841,594
Nordson Corp.	136,480	6,340,861
Zebra Technologies Corp. Class Aa	277,796	10,725,704

		73,049,918

MANUFACTURING – 2.96%
Brink’s Co. (The)	195,210	12,386,074
Carlisle Companies Inc.	245,852	10,554,426
Crane Co.	205,543	8,308,048
Donaldson Co. Inc.	277,798	10,028,508
Federal Signal Corp.	195,780	3,038,506
Harsco Corp.	337,639	15,146,486
Lancaster Colony Corp.	95,351	4,213,561
Pentair Inc.	402,097	12,529,343
Roper Industries Inc.	352,855	19,364,682
SPX Corp.	238,799	16,763,690
Teleflex Inc.	157,630	10,729,874
Trinity Industries Inc.	321,778	13,488,934

		136,552,132

MEDIA – 1.05%
Belo Corp.	355,979	6,646,128
Entercom Communications Corp.	113,655	3,202,798
Lee Enterprises Inc.	186,857	5,615,053
Media General Inc. Class A	97,651	3,726,362
Scholastic Corp.[a]	104,496	3,249,826
Washington Post Co. (The) Class B	22,612	17,264,262
Westwood One Inc.	291,595	2,003,258
Wiley (John) & Sons Inc. Class A	178,610	6,744,314

		48,452,001

METAL FABRICATE & HARDWARE – 1.93%
Commercial Metals Co.	475,043	14,892,598
Precision Castparts Corp.	549,017	57,125,218
Timken Co. (The)	379,341	11,497,826
Worthington Industries Inc.	283,410	5,832,578

		89,348,220

OFFICE FURNISHINGS – 0.38%
Herman Miller Inc.	260,322	8,718,184
HNI Corp.	193,391	8,882,449

		17,600,633

OIL & GAS – 5.31%
Cimarex Energy Co.	335,063	12,404,032
Denbury Resources Inc.[a]	484,099	14,421,309
Encore Acquisition Co.[a]	215,708	5,217,977
Forest Oil Corp.[a,b]	221,594	7,394,592
Frontier Oil Corp.	439,229	14,336,435
Helmerich & Payne Inc.	415,478	12,605,603
Newfield Exploration Co.[a]	521,540	21,753,433
Noble Energy Inc.	682,619	40,718,223
Patterson-UTI Energy Inc.	629,596	14,128,134
Pioneer Natural Resources Co.	495,579	21,364,411
Plains Exploration & Production Co.[a]	291,249	13,146,980
Pogo Producing Co.	235,537	11,329,330
Pride International Inc.[a]	663,610	19,974,661
Quicksilver Resources Inc.[a,b]	223,234	8,878,016
Southwestern Energy Co.[a]	677,470	27,762,721

		245,435,857

OIL & GAS SERVICES – 2.31%
Cameron International Corp.[a]	451,119	28,325,762
FMC Technologies Inc.[a]	271,162	18,916,261
Grant Prideco Inc.[a]	513,115	25,573,652
Hanover Compressor Co.[a]	418,675	9,315,519
Superior Energy Services Inc.[a]	324,777	11,195,063
Tidewater Inc.	231,183	13,542,700

		106,868,957

PACKAGING & CONTAINERS – 0.50%
Packaging Corp. of America	330,550	8,065,420
Sonoco Products Co.	399,784	15,023,883

		23,089,303

PHARMACEUTICALS – 2.02%
Cephalon Inc.[a]	262,885	18,720,041
Medicis Pharmaceutical Corp. Class Ab	223,114	6,876,373
Omnicare Inc.	487,542	19,389,545
Par Pharmaceutical Companies Inc.[a]	142,079	3,569,024

Perrigo Co.	308,288	5,444,366
Sepracor Inc.[a]	442,137	20,616,848
Valeant Pharmaceuticals International	376,913	6,516,826
VCA Antech Inc.[a]	336,652	12,223,834

		93,356,857

PIPELINES – 1.26%
Equitable Resources Inc.	487,836	23,572,236
National Fuel Gas Co.	332,868	14,399,870
ONEOK Inc.	444,830	20,017,350

		57,989,456

REAL ESTATE INVESTMENT TRUSTS – 3.94%
AMB Property Corp.	396,819	23,328,989
Highwoods Properties Inc.	226,959	8,962,611
Hospitality Properties Trust	376,771	17,632,883
Liberty Property Trust[b]	366,431	17,852,518
Longview Fibre Co.	266,125	6,554,659
Macerich Co. (The)	288,485	26,644,475
Mack-Cali Realty Corp.	272,683	12,987,891
New Plan Excel Realty Trust Inc.	418,748	13,831,246
Regency Centers Corp.	277,580	23,191,809
UDR Inc.	544,383	16,669,007
Weingarten Realty Investors	303,851	14,451,154

		182,107,242

RETAIL – 8.63%
Advance Auto Parts Inc.	424,410	16,361,006
Aeropostale Inc.[a]	212,257	8,539,099
American Eagle Outfitters Inc.	804,822	24,136,612
AnnTaylor Stores Corp.[a]	289,286	11,218,511
Applebee’s International Inc.	300,470	7,445,647
Barnes & Noble Inc.	206,702	8,154,394
BJ’s Wholesale Club Inc.[a]	259,720	8,786,328
Bob Evans Farms Inc.	145,293	5,368,576
Borders Group Inc.	241,556	4,932,574
Brinker International Inc.	491,318	16,066,099
CarMax Inc.[a]	862,208	21,158,584
CBRL Group Inc.	102,451	4,743,481
Charming Shoppes Inc.[a,b]	498,945	6,461,338
Cheesecake Factory Inc. (The)[a,b]	315,540	8,409,141
Chico’s FAS Inc.[a,b]	705,819	17,243,158
Claire’s Stores Inc.	374,674	12,034,529
Coldwater Creek Inc.[a]	245,443	4,977,584
Copart Inc.[a]	286,480	8,024,305
Dick’s Sporting Goods Inc.[a]	151,778	8,842,586
Dollar Tree Stores Inc.[a]	412,212	15,762,987
Foot Locker Inc.	625,448	14,729,300
GameStop Corp. Class Aa	608,751	19,827,020
MSC Industrial Direct Co. Inc. Class A	215,638	10,065,982
99 Cents Only Stores[a]	191,944	2,827,335
O’Reilly Automotive Inc.[a]	455,609	15,080,658
OSI Restaurant Partners Inc.	301,710	11,917,545
Pacific Sunwear of California Inc.[a]	281,676	5,867,311
Payless ShoeSource Inc.[a]	266,314	8,841,625
PetSmart Inc.	544,868	17,958,849
Regis Corp.	181,639	7,332,766
Ross Stores Inc.	560,928	19,295,923
Ruby Tuesday Inc.	237,598	6,795,303
Saks Inc.	559,269	11,655,166
Urban Outfitters Inc.[a]	450,965	11,955,082
Williams-Sonoma Inc.[b]	450,539	15,976,113

		398,792,517

SAVINGS & LOANS – 0.93%
Astoria Financial Corp.	340,637	9,057,538
First Niagara Financial Group Inc.	442,887	6,160,558
New York Community Bancorp Inc.[b]	1,101,934	19,383,019
Washington Federal Inc.	353,172	8,285,415

		42,886,530

SEMICONDUCTORS – 4.02%
Atmel Corp.[a]	1,729,406	8,698,912
Cypress Semiconductor Corp.[a]	738,422	13,697,728
Fairchild Semiconductor International Inc. Class Aa	497,139	8,312,164
Integrated Device Technology Inc.[a]	791,216	12,200,551
International Rectifier Corp.[a]	292,125	11,162,096
Intersil Corp. Class A	545,360	14,446,586
Lam Research Corp.[a]	568,447	26,910,281
Lattice Semiconductor Corp.[a]	472,535	2,764,330
MEMC Electronic Materials Inc.[a]	673,687	40,811,958
Micrel Inc.[a]	234,026	2,578,967
Microchip Technology Inc.	866,151	30,774,345
Semtech Corp.[a]	297,320	4,007,874
Silicon Laboratories Inc.[a]	221,359	6,623,061
TriQuint Semiconductor Inc.[a]	565,260	2,826,300

		185,815,153

SOFTWARE – 3.21%
Activision Inc.[a]	1,001,631	18,970,891
Acxiom Corp.	276,965	5,924,281
Advent Software Inc.[a]	82,017	2,859,933
Broadridge Financial Solutions Inc.	550,137	10,837,699
Cerner Corp.[a]	262,938	14,316,974
CSG Systems International Inc.[a]	184,615	4,619,067
Dun & Bradstreet Corp.	240,726	21,954,211
Fair Isaac Corp.	230,525	8,916,707
Global Payments Inc.	275,829	9,394,736
MoneyGram International Inc.	338,282	9,390,708
Parametric Technology Corp.[a]	452,712	8,642,272
SEI Investments Co.	254,682	15,339,497
Sybase Inc.[a]	369,464	9,340,050
Transaction Systems Architects Inc. Class Aa	152,569	4,941,710
Wind River Systems Inc.[a]	306,406	3,045,676

		148,494,412

TELECOMMUNICATIONS – 2.54%
ADTRAN Inc.	250,082	6,089,497
Andrew Corp.[a]	634,052	6,714,611
Cincinnati Bell Inc.[a]	1,002,892	4,713,592
CommScope Inc.[a,b]	241,461	10,358,677
Harris Corp.	537,623	27,391,892
NeuStar Inc. Class Aa	261,918	7,448,948
Newport Corp.[a]	169,082	2,767,872
Polycom Inc.[a]	361,899	12,062,094
RF Micro Devices Inc.[a]	780,151	4,860,341
Telephone & Data Systems Inc.	417,455	24,888,667
3Com Corp.[a]	1,607,255	6,284,367
UTStarcom Inc.[a,b]	435,151	3,607,402

		117,187,960

TEXTILES – 0.38%
Mohawk Industries Inc.[a,b]	215,615	17,691,211

		17,691,211

TRANSPORTATION – 1.98%
Alexander & Baldwin Inc.	173,057	8,728,995
Con-way Inc.	187,772	9,358,556
Expeditors International Washington Inc.	857,797	35,444,172
Hunt (J.B.) Transport Services Inc.	414,500	10,876,480
Overseas Shipholding Group Inc.	119,323	7,469,620
Swift Transportation Co. Inc.[a]	218,640	6,812,822
Werner Enterprises Inc.	203,377	3,695,360
YRC Worldwide Inc.[a,b]	230,801	9,282,816

		91,668,821

TRUCKING & LEASING – 0.22%
GATX Corp.	210,336	10,054,061

		10,054,061

WATER – 0.26%
Aqua America Inc.[b]	532,873	11,962,999

		11,962,999

TOTAL COMMON STOCKS (Cost: $3,894,718,671)		4,618,475,161

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 3.95%

CERTIFICATES OF DEPOSIT(c) – 0.10%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$2,101,312	2,101,312
Deutsche Bank AG
5.35%, 08/08/07	2,626,638	2,626,638

		4,727,950

COMMERCIAL PAPER(c) – 0.80%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	999,289	997,172
BNP Paribas Finance Inc.
5.12%, 06/06/07	367,729	364,333
Bryant Park Funding LLC
5.28%, 04/23/07[d]	1,575,983	1,571,129
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	787,992	786,004
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	1,575,983	1,572,509
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	4,379,163	4,359,168
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	2,536,734	2,536,167
Five Finance Inc.
5.22%, 04/20/07[d]	483,301	482,040
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	1,838,647	1,815,507
Giro Funding Corp.
5.29%, 04/23/07[d]	1,050,655	1,047,413
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	2,048,778	2,032,723
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	525,328	517,844

KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	1,575,983	1,570,651
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	787,992	785,444
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	1,327,482	1,311,013
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	2,370,237	2,358,784
Nationwide Building Society
5.21%, 04/13/07[d]	998,123	996,534
Nestle Capital Corp.
5.19%, 08/09/07	630,393	618,669
Park Granada LLC
5.50%, 04/02/07[d]	2,215,044	2,215,044
Park Sienna LLC
5.50%, 04/02/07[d]	210,131	210,131
Sedna Finance Inc.
5.22%, 04/17/07[d]	598,874	597,571
Simba Funding Corp.
5.20%, 07/23/07[d]	1,050,655	1,033,658
Societe Generale
5.18%, 05/16/07	2,626,638	2,610,009
Tulip Funding Corp.
5.30%, 04/26/07[d]	1,419,856	1,414,839
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	1,711,854	1,711,854
Westpac Banking Corp.
5.20%, 07/12/07[d]	945,590	931,795
Zela Finance Inc.
5.20%, 07/16/07[d]	630,393	620,832

		37,068,837

MEDIUM-TERM NOTES(c) – 0.06%
Bank of America N.A.
5.28%, 04/20/07	262,664	262,664
Cullinan Finance Corp.
5.71%, 06/28/07[d]	787,992	787,992
K2 USA LLC
5.39%, 06/04/07[d]	787,992	787,992
Sigma Finance Inc.
5.51%, 06/18/07[d]	861,537	861,537

		2,700,185

MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	2,265,234	2,265,234

		2,265,234

REPURCHASE AGREEMENTS(c) – 1.05%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,102,272 (collateralized by non-U.S. Government debt securities, value $2,166,724, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$2,101,311	2,101,311
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,090,340 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $3,300,894, 3.75% to 8.50%, 5/15/08 to 6/12/46).	3,088,927	3,088,927

Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,997,140 (collateralized by U.S. Government obligations, value $2,038,403, 5.50%, 12/1/34).	1,996,245	1,996,245
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,576,705 (collateralized by non-U.S. Government debt securities, value $1,627,015, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,575,983	1,575,983
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,627,837 (collateralized by non-U.S. Government debt securities, value $2,869,335, 4.50% to 7.84%, 12/1/07 to 7/15/21).	2,626,638	2,626,638
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $105,114 (collateralized by non-U.S. Government debt securities, value $110,359, 4.50% to 7.84%, 12/1/07 to 7/15/21).	105,066	105,066
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $6,832,384 (collateralized by non-U.S. Government debt securities, value $7,271,206, 0.00% to 6.01%, 5/27/33 to 3/15/37).	6,829,260	6,829,260
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $1,156,256 (collateralized by non-U.S. Government debt securities, value $1,230,518, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,155,721	1,155,721
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $630,687 (collateralized by non-U.S. Government debt securities, value $671,194, 0.00% to 6.01%, 5/27/33 to 3/15/37).	630,393	630,393
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $3,678,973 (collateralized by non-U.S. Government debt securities, value $3,865,393, 4.70% to 6.25%, 11/25/35 to 10/17/48).	3,677,294	3,677,294
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,102,272 (collateralized by non-U.S. Government debt securities, value $2,208,796, 0.00% to 8.85%, 8/15/09 to 10/15/49).	2,101,311	2,101,311
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,492,317 (collateralized by non-U.S. Government debt securities, value $2,587,051, 0.00% to 5.68%, 4/17/07 to 1/25/47).	2,491,177	2,491,177
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,051,144 (collateralized by non-U.S. Government debt securities, value $1,161,420, 5.65% to 9.49%, 1/1/17 to 6/1/48).	1,050,655	1,050,655
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $525,568 (collateralized by non-U.S. Government debt securities, value $552,239, 3.73% to 5.33%, 12/1/35 to 6/1/46).	525,328	525,328

JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $262,785 (collateralized by non-U.S. Government debt securities, value $276,116, 4.70% to 8.75%, 6/1/10 to 3/15/32).	262,664	262,664
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $7,358,002 (collateralized by non-U.S. Government debt securities, value $9,355,920, 1.13% to 10.07%, 1/15/09 to 10/12/49).	7,354,588	7,354,588
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,051,136 (collateralized by non-U.S. Government debt securities, value $1,083,409, 3.60% to 10.13%, 7/15/07 to 7/1/26).	1,050,655	1,050,655
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,051,136 (collateralized by non-U.S. Government debt securities, value $1,093,229, 0.00% to 10.00%, 4/1/07 to 3/31/37).	1,050,655	1,050,655
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $5,255,680 (collateralized by non-U.S. Government debt securities, value $5,526,292, 4.22% to 8.32%, 1/17/14 to 12/20/54).	5,253,277	5,253,277
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $778,206 (collateralized by non-U.S. Government debt securities, value $1,000,901, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	735,459	735,459
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $2,838,073 (collateralized by non-U.S. Government debt securities, value $2,981,875, 0.06% to 8.32%, 5/15/09 to 3/15/49).	2,836,770	2,836,770

		48,499,377

TIME DEPOSITS(c) – 0.27%
Bank of Montreal
5.25%, 04/02/07	2,128,659	2,128,659
Credit Suisse First Boston NY
5.32%, 04/03/07	5,253,277	5,253,277
Danske Bank
5.46%, 04/02/07	3,151,966	3,151,966
Deutsche Bank AG
5.25%, 04/02/07	1,839,193	1,839,193

		12,373,095

VARIABLE & FLOATING RATE NOTES(c) – 1.62%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	2,689,678	2,689,923
American Express Centurion Bank
5.41%, 07/19/07	1,155,721	1,156,120
American Express Credit Corp.
5.42%, 03/05/08	315,197	315,337
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,926	1,926
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	787,992	787,992
ASIF Global Financing
5.40%, 05/03/07[d]	105,066	105,070
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	682,926	682,926

Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	1,523,450	1,523,490
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	2,679,171	2,679,205
BMW US Capital LLC
5.32%, 04/15/08[d]	1,050,655	1,050,655
BNP Paribas
5.33%, 11/19/07[d]	1,943,712	1,943,712
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	1,008,629	1,008,551
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	682,926	682,926
CC USA Inc.
5.35%, 07/30/07[d]	525,328	525,349
Commodore CDO Ltd.
5.42%, 12/12/07[d]	225,838	225,838
Credit Agricole SA
5.33%, 11/23/07	1,050,655	1,050,655
Cullinan Finance Corp.
5.36%, 04/25/07[d]	262,664	262,664
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	48,446	48,446
DEPFA Bank PLC
5.39%, 12/14/07[d]	1,050,655	1,050,655
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	1,208,254	1,208,264
Fifth Third Bancorp
5.32%, 02/22/08[d]	2,101,311	2,101,311
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	682,926	682,901
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	1,103,188	1,103,270
Granite Master Issuer PLC
5.29%, 08/20/07[d]	3,677,294	3,677,294
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	2,416,507	2,406,808
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,575,983	1,576,057
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	1,050,655	1,050,655
Holmes Financing PLC
5.29%, 07/16/07[d]	1,838,647	1,838,647
JP Morgan Securities Inc.
5.52%, 11/16/07	2,101,311	2,101,311
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	2,889,302	2,889,303
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	787,992	787,981
Kestrel Funding LLC
5.30%, 07/11/07[d]	420,262	420,250
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	630,393	630,393
Leafs LLC
5.32%, 01/22/08[d]	1,015,985	1,015,985
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	1,155,721	1,155,708
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	370,410	370,410
Marshall & Ilsley Bank
5.32%, 02/15/08	577,860	577,860
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	1,901,403	1,901,403

Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	1,155,721	1,155,721
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	1,575,983	1,575,983
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	105,066	105,066
Mound Financing PLC
5.29%, 05/08/07[d]	987,616	987,616
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	1,681,049	1,681,035
National City Bank of Indiana
5.34%, 05/21/07	525,328	525,334
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	3,467,163	3,467,471
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	1,053,282	1,053,164
Northern Rock PLC
5.38%, 02/01/08[d]	1,260,786	1,260,808
Pricoa Global Funding I
5.31%, 02/27/08[d]	1,418,385	1,418,385
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	1,523,450	1,523,443
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	1,050,655	1,050,655
Strips III LLC
5.37%, 07/24/07[d]	207,019	207,019
SunTrust Bank
5.29%, 05/01/07	1,050,655	1,050,659
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	2,563,599	2,563,539
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	682,926	682,926
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	1,142,638	1,142,639
Wachovia Bank N.A.
5.48%, 05/22/07	2,658,158	2,658,160
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	787,992	788,144
Wells Fargo & Co.
5.33%, 11/15/07[d]	525,328	525,346
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	787,992	787,997
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	3,151,966	3,151,749
Wind Master Trust
5.31%, 07/25/07[d]	420,262	420,262

		75,070,372

TOTAL SHORT-TERM INVESTMENTS (Cost: $182,705,050)		182,705,050

TOTAL INVESTMENTS IN SECURITIES – 103.92% (Cost: $4,077,423,721)		4,801,180,211
Other Assets, Less Liabilities – (3.92)%		(181,084,384)

NET ASSETS – 100.00%		$4,620,095,827

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.43%
Catalina Marketing Corp.	118,191	$3,732,472
Harte-Hanks Inc.	153,845	4,244,584

		7,977,056

AEROSPACE & DEFENSE – 0.65%
Alliant Techsystems Inc.[a,b]	107,149	9,420,540
DRS Technologies Inc.	50,172	2,617,473

		12,038,013

AIRLINES – 0.32%
AirTran Holdings Inc.[a,b]	297,573	3,056,075
JetBlue Airways Corp.[a,b]	255,429	2,939,988

		5,996,063

APPAREL – 0.61%
Hanesbrands Inc.[a]	113,027	3,321,864
Phillips-Van Heusen Corp.	65,138	3,830,114
Timberland Co. Class Aa	163,727	4,261,814

		11,413,792

AUTO MANUFACTURERS – 0.68%
Oshkosh Truck Corp.	240,321	12,737,013

		12,737,013

BANKS – 1.82%
Cathay General Bancorp	91,101	3,095,612
City National Corp.	59,974	4,414,086
Cullen/Frost Bankers Inc.	74,116	3,878,490
Investors Financial Services Corp.	214,501	12,473,233
SVB Financial Group[a,b]	58,532	2,844,070
TCF Financial Corp.	179,097	4,720,997
Westamerica Bancorp	52,364	2,522,374

		33,948,862

BEVERAGES – 0.40%
Hansen Natural Corp.[a]	197,624	7,485,997

		7,485,997

BIOTECHNOLOGY – 1.98%
Affymetrix Inc.[a]	221,396	6,657,378
Charles River Laboratories International Inc.[a,b]	136,848	6,330,588
Invitrogen Corp.[a]	152,958	9,735,777
Martek Biosciences Corp.[a]	65,340	1,347,311
Millennium Pharmaceuticals Inc.[a]	351,974	3,998,425
PDL BioPharma Inc.[a,b]	191,532	4,156,244
Vertex Pharmaceuticals Inc.[a,b]	165,058	4,628,226

		36,853,949

BUILDING MATERIALS – 0.88%
Florida Rock Industries Inc.	102,550	6,900,589
Martin Marietta Materials Inc.	70,278	9,501,586

		16,402,175

CHEMICALS – 1.00%
Airgas Inc.	150,402	6,339,444
Albemarle Corp.	158,974	6,571,985
Minerals Technologies Inc.	22,036	1,369,758
Valspar Corp. (The)	159,784	4,446,789

		18,727,976

COAL – 0.26%
Arch Coal Inc.	157,719	4,840,396

		4,840,396

COMMERCIAL SERVICES – 5.49%
ADESA Inc.	100,507	2,777,008
Alliance Data Systems Corp.[a]	214,703	13,229,999
Career Education Corp.[a]	308,353	9,404,766
ChoicePoint Inc.[a]	248,805	9,312,771
Corinthian Colleges Inc.[a]	281,500	3,870,625
Corporate Executive Board Co. (The)	124,115	9,427,775
DeVry Inc.	193,292	5,673,120
Gartner Inc.[a]	98,340	2,355,243
ITT Educational Services Inc.[a]	104,108	8,483,761
Korn/Ferry International[a]	34,851	799,482
Laureate Education Inc.[a]	68,713	4,052,006
Navigant Consulting Inc.[a]	81,379	1,608,049
Pharmaceutical Product Development Inc.	337,385	11,366,501
Quanta Services Inc.[a]	103,507	2,610,447
Rent-A-Center Inc.[a]	135,171	3,782,085
Rollins Inc.	97,980	2,254,520
Sotheby’s Holdings Inc. Class A	65,221	2,901,030
Strayer Education Inc.	46,372	5,796,500
Valassis Communications Inc.[a]	155,992	2,681,502

		102,387,190

COMPUTERS – 3.51%
BISYS Group Inc. (The)[a]	260,238	2,982,327
Cadence Design Systems Inc.[a]	308,789	6,503,096
Ceridian Corp.[a]	192,504	6,706,839
Diebold Inc.	108,654	5,183,882
DST Systems Inc.[a]	179,928	13,530,586
Henry (Jack) & Associates Inc.	250,677	6,028,782
Imation Corp.	37,402	1,510,293
Mentor Graphics Corp.[a,b]	121,800	1,990,212
SRA International Inc. Class Aa	134,262	3,270,622
Synopsys Inc.[a]	216,579	5,680,867
Western Digital Corp.[a]	715,153	12,021,722

		65,409,228

COSMETICS & PERSONAL CARE – 0.17%
Alberto-Culver Co.	140,563	3,216,081

		3,216,081

DISTRIBUTION & WHOLESALE – 1.42%
CDW Corp.	196,992	12,101,219
Fastenal Co.	407,971	14,299,384

		26,400,603

DIVERSIFIED FINANCIAL SERVICES – 2.53%
Eaton Vance Corp.	410,823	14,641,732
IndyMac Bancorp Inc.[b]	139,040	4,456,232

Jefferies Group Inc.	184,204	5,332,706
Nuveen Investments Inc. Class A	258,076	12,206,995
Raymond James Financial Inc.	141,715	4,217,438
Waddell & Reed Financial Inc. Class A	272,140	6,346,305

		47,201,408
ELECTRIC – 0.34%
MDU Resources Group Inc.	223,410	6,420,803

		6,420,803
ELECTRICAL COMPONENTS & EQUIPMENT – 1.47%
AMETEK Inc.	345,211	11,923,588
Energizer Holdings Inc.[a]	182,457	15,569,056

		27,492,644
ELECTRONICS – 1.74%
Amphenol Corp. Class A	289,408	18,687,075
Gentex Corp.	329,043	5,346,949
National Instruments Corp.	101,733	2,668,457
Thomas & Betts Corp.[a]	45,212	2,207,250
Varian Inc.[a]	60,731	3,538,188

		32,447,919
ENGINEERING & CONSTRUCTION – 1.14%
Granite Construction Inc.	58,503	3,232,876
Jacobs Engineering Group Inc.[a]	384,551	17,939,304

		21,172,180
ENTERTAINMENT – 0.93%
International Speedway Corp. Class A	116,027	5,998,596
Macrovision Corp.[a]	169,952	4,257,298
Scientific Games Corp. Class Aa	217,843	7,151,786

		17,407,680
ENVIRONMENTAL CONTROL – 1.33%
Mine Safety Appliances Co.	97,394	4,096,392
Republic Services Inc.	322,994	8,985,693
Stericycle Inc.[a]	144,061	11,740,971

		24,823,056
FOOD – 0.33%
Hormel Foods Corp.	128,604	4,782,783
Tootsie Roll Industries Inc.	42,968	1,287,751

		6,070,534
HAND & MACHINE TOOLS – 0.21%
Lincoln Electric Holdings Inc.	66,945	3,987,244

		3,987,244
HEALTH CARE - PRODUCTS – 5.92%
Beckman Coulter Inc.	142,261	9,089,055
Cytyc Corp.[a]	373,125	12,764,606
DENTSPLY International Inc.	494,531	16,195,890
Edwards Lifesciences Corp.[a]	188,099	9,536,619
Gen-Probe Inc.[a]	169,859	7,996,962
Henry Schein Inc.[a]	285,915	15,776,790
Hillenbrand Industries Inc.	62,150	3,689,845
Intuitive Surgical Inc.[a]	61,506	7,477,284
ResMed Inc.[a,b]	249,661	12,575,425
Steris Corp.	126,815	3,368,206
TECHNE Corp.[a]	127,992	7,308,343
Ventana Medical Systems Inc.[a]	107,665	4,511,163

		110,290,188

HEALTH CARE - SERVICES – 4.87%
Apria Healthcare Group Inc.[a]	141,153	4,552,184
Community Health Systems Inc.[a]	305,778	10,778,674
Covance Inc.[a]	207,954	12,339,990
Health Management Associates Inc. Class A	786,574	8,550,059
Health Net Inc.[a]	240,103	12,919,942
LifePoint Hospitals Inc.[a,b]	119,621	4,571,915
Lincare Holdings Inc.[a]	284,558	10,429,051
Psychiatric Solutions Inc.[a]	68,246	2,750,996
Triad Hospitals Inc.[a]	154,976	8,097,496
Universal Health Services Inc. Class B	175,107	10,026,627
Wellcare Health Plans Inc.[a]	67,780	5,778,245

		90,795,179
HOLDING COMPANIES - DIVERSIFIED – 0.83%
Leucadia National Corp.	527,474	15,518,285

		15,518,285
HOME BUILDERS – 1.49%
Hovnanian Enterprises Inc. Class Aa	119,146	2,997,713
M.D.C. Holdings Inc.	64,709	3,110,562
Ryland Group Inc.	138,119	5,827,241
Thor Industries Inc.	114,351	4,504,286
Toll Brothers Inc.[a]	412,234	11,286,967

		27,726,769
HOUSEHOLD PRODUCTS & WARES – 0.78%
Blyth Inc.	43,820	925,040
Church & Dwight Co. Inc.	213,243	10,736,785
Scotts Miracle-Gro Co. (The) Class A	66,879	2,944,682

		14,606,507
INSURANCE – 4.58%
Berkley (W.R.) Corp.	551,647	18,270,549
Brown & Brown Inc.	374,407	10,127,709
Everest Re Group Ltd.	208,169	20,019,613
Gallagher (Arthur J.) & Co.	176,249	4,993,134
HCC Insurance Holdings Inc.	363,751	11,203,531
PMI Group Inc. (The)	138,134	6,246,419
Radian Group Inc.	171,433	9,408,243
StanCorp Financial Group Inc.	102,979	5,063,477

		85,332,675
INTERNET – 1.70%
Avocent Corp.[a]	60,955	1,643,956
CheckFree Corp.[a]	122,461	4,542,078
F5 Networks Inc.[a]	73,972	4,932,453
McAfee Inc.[a]	518,569	15,079,987
NetFlix Inc.[a,b]	69,143	1,603,426
ValueClick Inc.[a]	149,166	3,897,708

		31,699,608
IRON & STEEL – 0.86%
Reliance Steel & Aluminum Co.	77,735	3,762,374
Steel Dynamics Inc.	283,610	12,251,952

		16,014,326
LODGING – 0.18%
Boyd Gaming Corp.	69,596	3,315,553

		3,315,553

MACHINERY – 1.67%
Flowserve Corp.	97,400	5,570,306
Graco Inc.	216,508	8,478,453
Joy Global Inc.	152,724	6,551,860
Nordson Corp.	40,610	1,886,741
Zebra Technologies Corp. Class Aa	223,969	8,647,443

		31,134,803

MANUFACTURING – 2.36%
Brink’s Co. (The)	83,358	5,289,065
Carlisle Companies Inc.	85,475	3,669,442
Crane Co.	54,721	2,211,823
Donaldson Co. Inc.	223,815	8,079,722
Roper Industries Inc.	285,779	15,683,552
SPX Corp.	81,347	5,710,559
Teleflex Inc.	49,706	3,383,487

		44,027,650

MEDIA – 0.81%
Entercom Communications Corp.	91,352	2,574,299
Washington Post Co. (The) Class B	9,325	7,119,638
Wiley (John) & Sons Inc. Class A	143,409	5,415,124

		15,109,061

METAL FABRICATE & HARDWARE – 2.04%
Commercial Metals Co.	384,267	12,046,770
Precision Castparts Corp.	249,621	25,973,065

		38,019,835

OFFICE FURNISHINGS – 0.34%
Herman Miller Inc.	96,661	3,237,177
HNI Corp.	68,690	3,154,932

		6,392,109

OIL & GAS – 8.33%
Cimarex Energy Co.	170,204	6,300,952
Denbury Resources Inc.[a]	391,611	11,666,092
Encore Acquisition Co.[a]	121,136	2,930,280
Frontier Oil Corp.	355,050	11,588,832
Helmerich & Payne Inc.	121,084	3,673,689
Newfield Exploration Co.[a]	422,581	17,625,854
Noble Energy Inc.	404,385	24,121,565
Patterson-UTI Energy Inc.	508,872	11,419,088
Pioneer Natural Resources Co.	401,473	17,307,501
Plains Exploration & Production Co.[a]	106,151	4,791,656
Pogo Producing Co.	190,021	9,140,010
Pride International Inc.[a]	171,578	5,164,498
Quicksilver Resources Inc.[a,b]	179,914	7,155,180
Southwestern Energy Co.[a]	549,319	22,511,093

		155,396,290

OIL & GAS SERVICES – 2.62%
Cameron International Corp.[a]	197,533	12,403,097
FMC Technologies Inc.[a]	219,610	15,319,994
Grant Prideco Inc.[a]	241,245	12,023,651
Superior Energy Services Inc.[a]	262,017	9,031,726

		48,778,468

PHARMACEUTICALS – 2.97%
Cephalon Inc.[a]	213,544	15,206,468
Medicis Pharmaceutical Corp. Class Ab	180,352	5,558,449
Omnicare Inc.	256,628	10,206,096
Par Pharmaceutical Companies Inc.[a]	117,067	2,940,723

Sepracor Inc.[a]	358,163	16,701,141
VCA Antech Inc.[a]	133,512	4,847,821

		55,460,698

PIPELINES – 1.03%
Equitable Resources Inc.	395,377	19,104,617

		19,104,617

RETAIL – 13.20%
Advance Auto Parts Inc.	343,493	13,241,655
Aeropostale Inc.[a]	170,669	6,866,014
American Eagle Outfitters Inc.	652,316	19,562,957
AnnTaylor Stores Corp.[a]	131,035	5,081,537
Applebee’s International Inc.	241,149	5,975,672
Barnes & Noble Inc.	70,025	2,762,486
Brinker International Inc.	397,600	13,001,520
CarMax Inc.[a]	391,074	9,596,956
CBRL Group Inc.	52,518	2,431,583
Charming Shoppes Inc.[a]	176,140	2,281,013
Cheesecake Factory Inc. (The)[a,b]	254,091	6,771,525
Chico’s FAS Inc.[a,b]	571,339	13,957,812
Claire’s Stores Inc.	178,117	5,721,118
Coldwater Creek Inc.[a]	123,497	2,504,519
Copart Inc.[a]	231,070	6,472,271
Dick’s Sporting Goods Inc.[a]	122,104	7,113,779
Dollar Tree Stores Inc.[a]	333,535	12,754,378
GameStop Corp. Class Aa	493,071	16,059,322
MSC Industrial Direct Co. Inc. Class A	92,343	4,310,571
99 Cents Only Stores[a]	151,338	2,229,209
O’Reilly Automotive Inc.[a]	368,609	12,200,958
OSI Restaurant Partners Inc.[b]	153,590	6,066,805
Pacific Sunwear of California Inc.[a]	226,308	4,713,996
Payless ShoeSource Inc.[a]	85,534	2,839,729
PetSmart Inc.	441,155	14,540,469
Regis Corp.	84,886	3,426,848
Ross Stores Inc.	454,286	15,627,438
Ruby Tuesday Inc.	191,849	5,486,881
Urban Outfitters Inc.[a]	363,918	9,647,466
Williams-Sonoma Inc.[b]	364,569	12,927,617

		246,174,104

SAVINGS & LOANS – 0.45%
New York Community Bancorp Inc.	481,160	8,463,604

		8,463,604

SEMICONDUCTORS – 3.66%
Atmel Corp.[a]	377,769	1,900,178
Cree Inc.[a,b]	249,580	4,108,087
Cypress Semiconductor Corp.[a]	174,799	3,242,521
Integrated Device Technology Inc.[a]	140,859	2,172,046
International Rectifier Corp.[a]	111,045	4,243,029
Lam Research Corp.[a]	235,038	11,126,699
Lattice Semiconductor Corp.[a]	79,899	467,409
MEMC Electronic Materials Inc.[a]	328,010	19,870,846
Micrel Inc.[a]	71,667	789,770
Microchip Technology Inc.	379,326	13,477,453
Semtech Corp.[a]	117,868	1,588,861
Silicon Laboratories Inc.[a]	177,826	5,320,554

		68,307,453

SOFTWARE – 5.01%
Activision Inc.[a]	811,155	15,363,276
Advent Software Inc.[a]	25,583	892,079

Broadridge Financial Solutions Inc.	250,447	4,933,806
Cerner Corp.[a]	212,837	11,588,975
CSG Systems International Inc.[a]	147,760	3,696,955
Dun & Bradstreet Corp.	195,048	17,788,378
Fair Isaac Corp.	185,454	7,173,361
Global Payments Inc.	222,408	7,575,216
MoneyGram International Inc.	122,962	3,413,425
Parametric Technology Corp.[a]	104,055	1,986,410
SEI Investments Co.	206,064	12,411,235
Sybase Inc.[a]	137,800	3,483,584
Transaction Systems Architects Inc. Class Aa	77,016	2,494,548
Wind River Systems Inc.[a]	67,533	671,278

		93,472,526

TELECOMMUNICATIONS – 1.94%
ADTRAN Inc.	76,384	1,859,950
Cincinnati Bell Inc.[a]	345,860	1,625,542
CommScope Inc.[a]	58,557	2,512,095
Harris Corp.	292,044	14,879,642
NeuStar Inc. Class Aa	107,647	3,061,481
Plantronics Inc.	156,042	3,685,712
Polycom Inc.[a]	153,977	5,132,053
RF Micro Devices Inc.[a]	281,522	1,753,882
UTStarcom Inc.[a,b]	210,977	1,748,999

		36,259,356

TEXTILES – 0.48%
Mohawk Industries Inc.[a,b]	108,178	8,876,005

		8,876,005

TRANSPORTATION – 1.94%
Expeditors International Washington Inc.	695,919	28,755,373
Hunt (J.B.) Transport Services Inc.	174,304	4,573,737
Swift Transportation Co. Inc.[a]	89,930	2,802,219

		36,131,329

WATER – 0.26%
Aqua America Inc.[b]	215,599	4,840,198

		4,840,198

TOTAL COMMON STOCKS (Cost: $1,718,813,766)		1,864,105,058

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 3.63%

CERTIFICATES OF DEPOSIT(c) – 0.09%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$770,678	770,678
Deutsche Bank AG
5.35%, 08/08/07	963,348	963,348

		1,734,026

COMMERCIAL PAPER(c) – 0.73%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	366,500	365,725

BNP Paribas Finance Inc.
5.12%, 06/06/07	134,869	133,623
Bryant Park Funding LLC
5.28%, 04/23/07[d]	578,009	576,228
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	289,004	288,276
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	578,009	576,735
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	1,606,105	1,598,771
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	930,374	930,166
Five Finance Inc.
5.22%, 04/20/07[d]	177,256	176,793
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	674,343	665,856
Giro Funding Corp.
5.29%, 04/23/07[d]	385,339	384,150
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	751,411	745,524
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	192,670	189,925
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	578,009	576,054
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	289,004	288,070
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	486,868	480,828
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	869,310	865,109
Nationwide Building Society
5.21%, 04/13/07[d]	366,072	365,489
Nestle Capital Corp.
5.19%, 08/09/07	231,203	226,904
Park Granada LLC
5.50%, 04/02/07[d]	812,391	812,391
Park Sienna LLC
5.50%, 04/02/07[d]	77,068	77,068
Sedna Finance Inc.
5.22%, 04/17/07[d]	219,643	219,166
Simba Funding Corp.
5.20%, 07/23/07[d]	385,339	379,105
Societe Generale
5.18%, 05/16/07	963,348	957,249
Tulip Funding Corp.
5.30%, 04/26/07[d]	520,747	518,907
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	627,841	627,841
Westpac Banking Corp.
5.20%, 07/12/07[d]	346,805	341,746
Zela Finance Inc.
5.20%, 07/16/07[d]	231,203	227,697

		13,595,396

MEDIUM-TERM NOTES(c) – 0.05%
Bank of America N.A.
5.28%, 04/20/07	96,335	96,335
Cullinan Finance Corp.
5.71%, 06/28/07[d]	289,004	289,004
K2 USA LLC
5.39%, 06/04/07[d]	289,004	289,004
Sigma Finance Inc.
5.51%, 06/18/07[d]	315,978	315,978

		990,321

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	1,491,906	1,491,906

		1,491,906

REPURCHASE AGREEMENTS(c) – 0.96%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,133,415 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,210,638, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,132,897	1,132,897
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $771,031 (collateralized by non-U.S. Government debt securities, value $794,669, 6.00% to 7.40%, 5/15/11 to 11/15/25).	770,678	770,678
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $732,472 (collateralized by U.S. Government obligations, value $747,606, 5.50%, 12/1/34).	732,144	732,144
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $578,274 (collateralized by non-U.S. Government debt securities, value $596,725, 1.00% to 10.00%, 10/17/18 to 11/25/52).	578,009	578,009
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $963,788 (collateralized by non-U.S. Government debt securities, value $1,052,359, 4.50% to 7.84%, 12/1/07 to 7/15/21).	963,348	963,348
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $38,552 (collateralized by non-U.S. Government debt securities, value $40,475, 4.50% to 7.84%, 12/1/07 to 7/15/21).	38,534	38,534
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,505,850 (collateralized by non-U.S. Government debt securities, value $2,666,793, 0.00% to 6.01%, 5/27/33 to 3/15/37).	2,504,704	2,504,704
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $424,069 (collateralized by non-U.S. Government debt securities, value $451,306, 0.00% to 6.01%, 5/27/33 to 3/15/37).	423,873	423,873
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $231,311 (collateralized by non-U.S. Government debt securities, value $246,168, 0.00% to 6.01%, 5/27/33 to 3/15/37).	231,203	231,203
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,349,303 (collateralized by non-U.S. Government debt securities, value $1,417,674, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,348,687	1,348,687

Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $771,031 (collateralized by non-U.S. Government debt securities, value $810,100, 0.00% to 8.85%, 8/15/09 to 10/15/49).	770,678	770,678
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $914,084 (collateralized by non-U.S. Government debt securities, value $948,829, 0.00% to 5.68%, 4/17/07 to 1/25/47).	913,666	913,666
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $385,519 (collateralized by non-U.S. Government debt securities, value $425,963, 5.65% to 9.49%, 1/1/17 to 6/1/48).	385,339	385,339
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $192,758 (collateralized by non-U.S. Government debt securities, value $202,540, 3.73% to 5.33%, 12/1/35 to 6/1/46).	192,670	192,670
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $96,379 (collateralized by non-U.S. Government debt securities, value $101,269, 4.70% to 8.75%, 6/1/10 to 3/15/32).	96,335	96,335
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $2,698,626 (collateralized by non-U.S. Government debt securities, value $3,431,384, 1.13% to 10.07%, 1/15/09 to 10/12/49).	2,697,374	2,697,374
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $385,515 (collateralized by non-U.S. Government debt securities, value $397,352, 3.60% to 10.13%, 7/15/07 to 7/1/26).	385,339	385,339
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,927,577 (collateralized by non-U.S. Government debt securities, value $2,026,827, 4.22% to 8.32%, 1/17/14 to 12/20/54).	1,926,696	1,926,696
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $385,515 (collateralized by non-U.S. Government debt securities, value $400,954, 0.00% to 10.00%, 4/1/07 to 3/31/37).	385,339	385,339
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $285,415 (collateralized by non-U.S. Government debt securities, value $367,091, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	269,737	269,737
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,040,894 (collateralized by non-U.S. Government debt securities, value $1,093,634, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,040,416	1,040,416

		17,787,666

TIME DEPOSITS(c) – 0.24%
Bank of Montreal
5.25%, 04/02/07	780,709	780,709
Credit Suisse First Boston NY
5.32%, 04/03/07	1,926,696	1,926,696
Danske Bank
5.46%, 04/02/07	1,156,017	1,156,017

Deutsche Bank AG
5.25%, 04/02/07	674,544	674,544

		4,537,966

VARIABLE & FLOATING RATE NOTES(c) – 1.48%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	986,468	986,559
American Express Centurion Bank
5.41%, 07/19/07	423,873	424,019
American Express Credit Corp.
5.42%, 03/05/08	115,602	115,653
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	706	706
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	289,004	289,004
ASIF Global Financing
5.40%, 05/03/07[d]	38,534	38,536
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	250,470	250,470
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	558,742	558,756
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	982,615	982,627
BMW US Capital LLC
5.32%, 04/15/08[d]	385,339	385,339
BNP Paribas
5.33%, 11/19/07[d]	712,877	712,877
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	369,926	369,897
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	250,470	250,471
CC USA Inc.
5.35%, 07/30/07[d]	192,670	192,677
Commodore CDO Ltd.
5.42%, 12/12/07[d]	82,829	82,828
Credit Agricole SA
5.33%, 11/23/07	385,339	385,339
Cullinan Finance Corp.
5.36%, 04/25/07[d]	96,335	96,335
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	17,768	17,768
DEPFA Bank PLC
5.39%, 12/14/07[d]	385,339	385,339
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	443,140	443,143
Fifth Third Bancorp
5.32%, 02/22/08[d]	770,678	770,678
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	250,470	250,461
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	404,606	404,636
Granite Master Issuer PLC
5.29%, 08/20/07d	1,348,687	1,348,687
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	886,280	882,722
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	578,009	578,036
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	385,339	385,339
Holmes Financing PLC
5.29%, 07/16/07[d]	674,343	674,343

JP Morgan Securities Inc.
5.52%, 11/16/07	770,678	770,678
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	1,059,683	1,059,682
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	289,004	289,001
Kestrel Funding LLC
5.30%, 07/11/07[d]	154,136	154,131
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	231,203	231,203
Leafs LLC
5.32%, 01/22/08[d]	372,624	372,624
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	423,873	423,868
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	135,852	135,852
Marshall & Ilsley Bank
5.32%, 02/15/08	211,937	211,937
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	697,360	697,360
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	423,873	423,873
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	578,009	578,009
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	38,534	38,534
Mound Financing PLC
5.29%, 05/08/07[d]	362,219	362,219
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	616,543	616,537
National City Bank of Indiana
5.34%, 05/21/07	192,670	192,672
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	1,271,619	1,271,732
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	386,302	386,260
Northern Rock PLC
5.38%, 02/01/08[d]	462,407	462,415
Pricoa Global Funding I
5.31%, 02/27/08[d]	520,208	520,208
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	558,742	558,739
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	385,339	385,339
Strips III LLC
5.37%, 07/24/07[d]	75,926	75,926
SunTrust Bank
5.29%, 05/01/07	385,339	385,340
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	940,227	940,205
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	250,470	250,471
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	419,075	419,074
Wachovia Bank N.A.
5.48%, 05/22/07	974,908	974,909
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	289,004	289,060
Wells Fargo & Co.
5.33%, 11/15/07[d]	192,670	192,676
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	289,004	289,006

White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	1,156,017	1,155,938
Wind Master Trust
5.31%, 07/25/07[d]	154,136	154,136

		27,532,859

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,670,140)		67,670,140

TOTAL INVESTMENTS IN SECURITIES – 103.59% (Cost: $1,786,483,906)		1,931,775,198

Other Assets, Less Liabilities – (3.59)%		(67,035,169)

NET ASSETS – 100.00%		$1,864,740,029

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.91%

AEROSPACE & DEFENSE – 0.37%
DRS Technologies Inc.	118,287	$6,171,033
Sequa Corp. Class Aa	32,521	3,895,040

		10,066,073

AGRICULTURE – 0.27%
Universal Corp.	122,547	7,518,258

		7,518,258

AIRLINES – 0.46%
Alaska Air Group Inc.[a]	189,886	7,234,657
JetBlue Airways Corp.[a]	470,030	5,410,045

		12,644,702

APPAREL – 0.67%
Hanesbrands Inc.[a]	291,021	8,553,107
Phillips-Van Heusen Corp.	167,682	9,859,702

		18,412,809

AUTO PARTS & EQUIPMENT – 1.68%
ArvinMeritor Inc.	336,121	6,134,208
Bandag Inc.	53,898	2,732,090
BorgWarner Inc.	273,204	20,605,046
Lear Corp.[a]	360,434	13,159,445
Modine Manufacturing Co.	154,465	3,537,249

		46,168,038

BANKS – 4.60%
Associated Bancorp	614,845	20,658,792
Bank of Hawaii Corp.	234,630	12,442,429
Cathay General Bancorp	112,148	3,810,789
City National Corp.	101,970	7,504,992
Colonial BancGroup Inc. (The)	720,009	17,820,223
Cullen/Frost Bankers Inc.	175,137	9,164,919
FirstMerit Corp.	377,997	7,979,517
Greater Bay Bancorp[b]	240,746	6,473,660
SVB Financial Group[a,b]	78,175	3,798,523
TCF Financial Corp.	269,984	7,116,778
Webster Financial Corp.	266,433	12,791,448
Westamerica Bancorp	66,989	3,226,860
Wilmington Trust Corp.	323,151	13,627,278

		126,416,208

BEVERAGES – 0.23%
PepsiAmericas Inc.	285,474	6,371,780

		6,371,780

BIOTECHNOLOGY – 1.23%
Charles River Laboratories International Inc.[a]	116,771	5,401,826
Martek Biosciences Corp.[a]	57,100	1,177,402

Millennium Pharmaceuticals Inc.[a]	989,511	11,240,845
PDL BioPharma Inc.[a,b]	266,367	5,780,164
Vertex Pharmaceuticals Inc.[a,b]	358,574	10,054,415

		33,654,652

BUILDING MATERIALS – 0.75%
Florida Rock Industries Inc.	83,766	5,636,614
Martin Marietta Materials Inc.	110,361	14,920,807

		20,557,421

CHEMICALS – 5.48%
Airgas Inc.	151,997	6,406,674
Albemarle Corp.	141,583	5,853,041
Cabot Corp.	303,046	14,464,386
Chemtura Corp.	1,137,613	12,434,110
Cytec Industries Inc.	198,554	11,166,677
Ferro Corp.	203,288	4,393,054
FMC Corp.	180,804	13,638,046
Lubrizol Corp.	325,841	16,790,587
Lyondell Chemical Co.	1,010,304	30,278,811
Minerals Technologies Inc.	57,203	3,555,738
Olin Corp.	346,805	5,874,877
RPM International Inc.	564,416	13,038,010
Sensient Technologies Corp.	220,705	5,689,775
Valspar Corp. (The)	250,709	6,977,231

		150,561,017

COAL – 0.50%
Arch Coal Inc.	443,386	13,607,516

		13,607,516

COMMERCIAL SERVICES – 4.24%
ADESA Inc.	282,576	7,807,575
Avis Budget Group Inc.[a]	477,859	13,055,108
Deluxe Corp.	243,470	8,163,549
Gartner Inc.[a]	103,405	2,476,550
Kelly Services Inc. Class A	101,867	3,280,117
Korn/Ferry International[a]	150,851	3,460,522
Laureate Education Inc.[a]	143,209	8,445,035
Manpower Inc.	401,468	29,616,294
MPS Group Inc.[a]	483,589	6,842,784
Navigant Consulting Inc.[a]	138,504	2,736,839
Quanta Services Inc.[a,b]	407,569	10,278,890
Rent-A-Center Inc.[a]	135,448	3,789,835
Sotheby’s Holdings Inc. Class A	175,360	7,800,013
United Rentals Inc.[a]	314,367	8,645,093

		116,398,204

COMPUTERS – 2.47%
BISYS Group Inc. (The)[a]	193,373	2,216,055
Cadence Design Systems Inc.[a]	870,213	18,326,686
Ceridian Corp.[a]	386,509	13,465,974
Diebold Inc.	151,932	7,248,676
Imation Corp.	110,744	4,471,843
Mentor Graphics Corp.[a,b]	221,830	3,624,702
Palm Inc.[a,b]	481,723	8,733,638
Synopsys Inc.[a]	369,845	9,701,034

		67,788,608

COSMETICS & PERSONAL CARE – 0.15%
Alberto-Culver Co.	179,372	4,104,031

		4,104,031

DISTRIBUTION & WHOLESALE – 0.81%
Ingram Micro Inc. Class Aa	672,688	12,989,605
Tech Data Corp.[a]	257,002	9,203,242

		22,192,847

DIVERSIFIED FINANCIAL SERVICES – 2.01%
AmeriCredit Corp.[a]	554,064	12,665,903
Edwards (A.G.) Inc.	354,780	24,543,680
IndyMac Bancorp Inc.[b]	138,792	4,448,284
Jefferies Group Inc.	227,881	6,597,155
Raymond James Financial Inc.	231,390	6,886,166

		55,141,188

ELECTRIC – 11.51%
Alliant Energy Corp.	547,856	24,554,906
Aquila Inc.[a]	1,767,892	7,389,789
Black Hills Corp.	157,551	5,793,150
DPL Inc.	532,858	16,566,555
Duquesne Light Holdings Inc.	414,297	8,198,938
Energy East Corp.	738,930	18,000,335
Great Plains Energy Inc.	405,444	13,156,658
Hawaiian Electric Industries Inc.[b]	384,437	9,991,518
IDACORP Inc.	205,921	6,968,367
MDU Resources Group Inc.	529,068	15,205,414
Northeast Utilities	727,188	23,829,951
NSTAR	503,248	17,674,070
OGE Energy Corp.	430,384	16,698,899
Pepco Holdings Inc.	907,204	26,327,060
PNM Resources Inc.	358,071	11,565,693
Puget Energy Inc.	549,782	14,118,402
SCANA Corp.	549,880	23,738,320
Sierra Pacific Resources Corp.[a]	1,042,530	18,119,171
Westar Energy Inc.	412,850	11,361,632
Wisconsin Energy Corp.	551,296	26,748,882

		316,007,710

ELECTRICAL COMPONENTS & EQUIPMENT – 0.50%
Hubbell Inc. Class B	282,950	13,649,508

		13,649,508

ELECTRONICS – 2.81%
Arrow Electronics Inc.[a]	579,225	21,865,744
Avnet Inc.[a]	605,899	21,897,190
Gentex Corp.	195,747	3,180,889
KEMET Corp.[a]	393,227	3,008,187
National Instruments Corp.	121,421	3,184,873
Thomas & Betts Corp.[a]	176,157	8,599,985
Varian Inc.[a]	55,952	3,259,764
Vishay Intertechnology Inc.[a]	870,430	12,168,611

		77,165,243

ENGINEERING & CONSTRUCTION – 0.33%
Dycom Industries Inc.[a]	191,653	4,994,477
Granite Construction Inc.	75,013	4,145,218

		9,139,695

ENVIRONMENTAL CONTROL – 0.33%
Republic Services Inc.	325,982	9,068,819

		9,068,819

FOOD – 1.50%
Hormel Foods Corp.	158,583	5,897,702

Ruddick Corp.	169,322	5,093,206
Smithfield Foods Inc.[a]	470,735	14,098,513
Smucker (J.M.) Co. (The)	266,690	14,219,911
Tootsie Roll Industries Inc.	64,869	1,944,124

		41,253,456

FOREST PRODUCTS & PAPER – 1.58%
Bowater Inc.[b]	265,014	6,312,633
Glatfelter Co.	210,675	3,141,164
Louisiana-Pacific Corp.	492,329	9,876,120
Potlatch Corp.	183,511	8,401,134
Rayonier Inc.	363,868	15,646,324

		43,377,375

GAS – 1.21%
AGL Resources Inc.	366,288	15,647,823
Vectren Corp.	359,814	10,290,680
WGL Holdings Inc.	231,893	7,415,938

		33,354,441

HAND & MACHINE TOOLS – 0.68%
Kennametal Inc.	182,297	12,325,100
Lincoln Electric Holdings Inc.	105,005	6,254,098

		18,579,198

HEALTH CARE—PRODUCTS – 1.51%
Advanced Medical Optics Inc.[a,b]	281,661	10,477,789
Beckman Coulter Inc.	84,314	5,386,821
Hillenbrand Industries Inc.	200,341	11,894,245
Intuitive Surgical Inc.[a]	85,867	10,438,851
Steris Corp.	121,850	3,236,336

		41,434,042

HEALTH CARE - SERVICES – 1.26%
Health Net Inc.[a]	179,547	9,661,424
LifePoint Hospitals Inc.[a]	97,222	3,715,825
Psychiatric Solutions Inc.[a]	154,566	6,230,555
Triad Hospitals Inc.[a]	191,786	10,020,819
Wellcare Health Plans Inc.[a]	57,872	4,933,588

		34,562,211

HOME BUILDERS – 0.32%
Beazer Homes USA Inc.[b]	184,654	5,360,506
M.D.C. Holdings Inc.	70,718	3,399,414

		8,759,920

HOME FURNISHINGS – 0.13%
Furniture Brands International Inc.[b]	227,503	3,589,997

		3,589,997

HOUSEHOLD PRODUCTS & WARES – 0.70%
American Greetings Corp. Class Ab	268,116	6,222,972
Blyth Inc.	54,948	1,159,952
Scotts Miracle-Gro Co. (The) Class Ab	108,865	4,793,326
Tupperware Brands Corp.	287,935	7,178,220

		19,354,470

INSURANCE – 6.09%
American Financial Group Inc.	330,542	11,251,650
Fidelity National Financial Inc.	1,044,299	25,073,619
First American Corp.	454,746	23,064,717
Gallagher (Arthur J.) & Co.	208,755	5,914,029
Hanover Insurance Group Inc. (The)	241,928	11,157,719

Horace Mann Educators Corp.	203,146	4,174,650
Mercury General Corp.	167,684	8,893,959
Ohio Casualty Corp.	282,662	8,465,727
Old Republic International Corp.	1,089,596	24,101,864
PMI Group Inc. (The)	209,065	9,453,919
Protective Life Corp.	329,804	14,524,568
Radian Group Inc.	128,250	7,038,360
StanCorp Financial Group Inc.	103,536	5,090,865
Unitrin Inc.	189,704	8,929,367

		167,135,013

INTERNET – 1.08%
Avocent Corp.[a]	150,729	4,065,161
CheckFree Corp.[a]	235,105	8,720,044
F5 Networks Inc.[a]	87,584	5,840,101
NetFlix Inc.[a,b]	184,991	4,289,941
ValueClick Inc.[a]	253,629	6,627,326

		29,542,573

IRON & STEEL – 0.34%
Reliance Steel & Aluminum Co.	191,666	9,276,634

		9,276,634

LEISURE TIME – 0.17%
Callaway Golf Co.	292,999	4,617,664

		4,617,664

LODGING – 0.17%
Boyd Gaming Corp.	100,754	4,799,921

		4,799,921

MACHINERY – 1.47%
AGCO Corp.[a,b]	430,273	15,907,193
Flowserve Corp.	125,661	7,186,553
Joy Global Inc.	294,293	12,625,170
Nordson Corp.	100,000	4,646,000

		40,364,916

MANUFACTURING – 3.50%
Brink’s Co. (The)	107,422	6,815,926
Carlisle Companies Inc.	164,101	7,044,856
Crane Co.	160,869	6,502,325
Federal Signal Corp.	224,236	3,480,143
Harsco Corp.	395,945	17,762,093
Lancaster Colony Corp.	110,217	4,870,489
Pentair Inc.	470,532	14,661,777
SPX Corp.	163,403	11,470,891
Teleflex Inc.	112,604	7,664,954
Trinity Industries Inc.	376,776	15,794,450

		96,067,904

MEDIA – 1.26%
Belo Corp.	415,283	7,753,334
Lee Enterprises Inc.	217,242	6,528,122
Media General Inc. Class A	113,663	4,337,380
Scholastic Corp.[a]	122,321	3,804,183
Washington Post Co. (The) Class B	13,022	9,942,297
Westwood One Inc.	331,098	2,274,643

		34,639,959

METAL FABRICATE & HARDWARE – 1.82%
Precision Castparts Corp.	284,426	29,594,525
Timken Co. (The)	444,461	13,471,613
Worthington Industries Inc.	329,715	6,785,535

		49,851,673

OFFICE FURNISHINGS – 0.41%
Herman Miller Inc.	164,228	5,499,996
HNI Corp.	126,546	5,812,258

		11,312,254

OIL & GAS – 2.28%
Cimarex Energy Co.	145,066	5,370,343
Encore Acquisition Co.[a]	75,285	1,821,144
Forest Oil Corp.[a,b]	258,679	8,632,118
Helmerich & Payne Inc.	311,759	9,458,768
Noble Energy Inc.	217,098	12,949,896
Plains Exploration & Production Co.[a]	187,902	8,481,896
Pride International Inc.[a]	529,731	15,944,903

		62,659,068

OIL & GAS SERVICES – 2.00%
Cameron International Corp.[a]	243,851	15,311,404
Grant Prideco Inc.[a]	253,579	12,638,377
Hanover Compressor Co.[a]	493,555	10,981,599
Tidewater Inc.	270,736	15,859,715

		54,791,095

PACKAGING & CONTAINERS – 0.98%
Packaging Corp. of America	386,099	9,420,816
Sonoco Products Co.	468,814	17,618,030

		27,038,846

PHARMACEUTICALS – 1.07%
Omnicare Inc.	200,624	7,978,816
Perrigo Co.	358,176	6,325,388
Valeant Pharmaceuticals International	444,683	7,688,569
VCA Antech Inc.[a]	201,265	7,307,932

		29,300,705

PIPELINES – 1.47%
National Fuel Gas Co.	389,958	16,869,583
ONEOK Inc.	522,458	23,510,610

		40,380,193

REAL ESTATE INVESTMENT TRUSTS – 7.78%
AMB Property Corp.	466,218	27,408,956
Highwoods Properties Inc.	265,363	10,479,185
Hospitality Properties Trust	442,212	20,695,522
Liberty Property Trust[b]	430,748	20,986,043
Longview Fibre Co.	310,312	7,642,985
Macerich Co. (The)	339,177	31,326,388
Mack-Cali Realty Corp.	319,344	15,210,355
New Plan Excel Realty Trust Inc.	489,865	16,180,241
Regency Centers Corp.	326,177	27,252,088
UDR Inc.	638,722	19,557,668
Weingarten Realty Investors	355,966	16,929,743

		213,669,174

RETAIL – 4.00%
AnnTaylor Stores Corp.[a]	149,025	5,779,190
Barnes & Noble Inc.	139,831	5,516,333
BJ’s Wholesale Club Inc.[a]	303,619	10,271,431
Bob Evans Farms Inc.	166,865	6,165,662
Borders Group Inc.	280,182	5,721,316
CarMax Inc.[a]	446,148	10,948,472

CBRL Group Inc.	42,865	1,984,650
Charming Shoppes Inc.[a]	325,226	4,211,677
Claire’s Stores Inc.	179,913	5,778,806
Coldwater Creek Inc.[a]	105,643	2,142,440
Foot Locker Inc.	733,327	17,269,851
MSC Industrial Direct Co. Inc. Class A	118,514	5,532,234
OSI Restaurant Partners Inc.	130,924	5,171,498
Payless ShoeSource Inc.[a,b]	186,757	6,200,332
Regis Corp.	88,621	3,577,630
Saks Inc.	655,274	13,655,910

		109,927,432

SAVINGS & LOANS – 1.38%
Astoria Financial Corp.	398,361	10,592,419
First Niagara Financial Group Inc.	515,737	7,173,902
New York Community Bancorp Inc.	594,458	10,456,516
Washington Federal Inc.	412,657	9,680,933

		37,903,770

SEMICONDUCTORS – 4.55%
Atmel Corp.[a]	1,475,693	7,422,736
Cypress Semiconductor Corp.[a]	619,791	11,497,123
Fairchild Semiconductor International Inc. Class Aa	582,742	9,743,446
Integrated Device Technology Inc.[a]	722,367	11,138,899
International Rectifier Corp.[a]	181,356	6,929,613
Intersil Corp. Class A	638,823	16,922,421
Lam Research Corp.[a]	327,253	15,492,157
Lattice Semiconductor Corp.[a]	420,058	2,457,339
MEMC Electronic Materials Inc.[a]	316,978	19,202,527
Micrel Inc.[a]	161,901	1,784,149
Microchip Technology Inc.	468,314	16,639,196
Semtech Corp.[a]	172,158	2,320,690
TriQuint Semiconductor Inc.[a]	645,806	3,229,030

		124,779,326

SOFTWARE – 1.40%
Acxiom Corp.	325,307	6,958,317
Advent Software Inc.[a]	56,199	1,959,659
Broadridge Financial Solutions Inc.	285,386	5,622,104
MoneyGram International Inc.	217,586	6,040,187
Parametric Technology Corp.[a]	386,536	7,378,972
Sybase Inc.[a]	234,041	5,916,556
Transaction Systems Architects Inc. Class Aa	65,154	2,110,338
Wind River Systems Inc.[a]	257,248	2,557,045

		38,543,178

TELECOMMUNICATIONS – 3.41%
ADTRAN Inc.	180,229	4,388,576
Andrew Corp.[a]	738,960	7,825,586
Cincinnati Bell Inc.[a]	663,339	3,117,693
CommScope Inc.[a,b]	197,890	8,489,481
Harris Corp.	208,798	10,638,258
NeuStar Inc. Class Aa	149,371	4,248,111
Newport Corp.[a]	192,907	3,157,888
Polycom Inc.[a]	205,893	6,862,414
Powerwave Technologies Inc.[a,b]	612,267	3,483,799
RF Micro Devices Inc.[a]	498,466	3,105,443
Telephone & Data Systems Inc.	490,720	29,256,726
3Com Corp.[a]	1,874,877	7,330,769
UTStarcom Inc.[a,b]	193,912	1,607,530

		93,512,274

TEXTILES – 0.29%
Mohawk Industries Inc.[a,b]	96,297	7,901,169

		7,901,169

TRANSPORTATION – 2.00%
Alexander & Baldwin Inc.	202,328	10,205,424
Con-way Inc.	219,112	10,920,542
Hunt (J.B.) Transport Services Inc.	232,945	6,112,477
Overseas Shipholding Group Inc.	139,295	8,719,867
Swift Transportation Co. Inc.[a]	124,705	3,885,808
Werner Enterprises Inc.	234,274	4,256,759
YRC Worldwide Inc.[a,b]	269,952	10,857,469

		54,958,346

TRUCKING & LEASING – 0.44%
GATX Corp.	250,231	11,961,042

		11,961,042

WATER – 0.26%
Aqua America Inc.[b]	312,254	7,010,102

		7,010,102

TOTAL COMMON STOCKS (Cost: $2,394,184,929)		2,742,843,668

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 4.00%

CERTIFICATES OF DEPOSIT(c) – 0.10%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,243,830	1,243,830
Deutsche Bank AG
5.35%, 08/08/07	1,554,787	1,554,787

		2,798,617

COMMERCIAL PAPER(c) – 0.80%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	591,509	590,256
BNP Paribas Finance Inc.
5.12%, 06/06/07	217,670	215,660
Bryant Park Funding LLC
5.28%, 04/23/07[d]	932,872	929,999
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	466,436	465,259
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	932,872	930,816
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	2,592,159	2,580,322
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	1,501,569	1,501,233
Five Finance Inc.
5.22%, 04/20/07[d]	286,081	285,334
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	1,088,351	1,074,653
Giro Funding Corp.
5.29%, 04/23/07[d]	621,915	619,996
Grampian Funding LLC

5.13% - 5.23%, 04/23/07 - 06/06/07[d]	1,212,734	1,203,231
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	310,957	306,528
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	932,872	929,716
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	466,436	464,928
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	785,777	776,028
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	1,403,015	1,396,235
Nationwide Building Society
5.21%, 04/13/07[d]	590,819	589,878
Nestle Capital Corp.
5.19%, 08/09/07	373,149	366,209
Park Granada LLC
5.50%, 04/02/07[d]	1,311,152	1,311,151
Park Sienna LLC
5.50%, 04/02/07[d]	124,383	124,383
Sedna Finance Inc.
5.22%, 04/17/07[d]	354,491	353,720
Simba Funding Corp.
5.20%, 07/23/07[d]	621,915	611,853
Societe Generale
5.18%, 05/16/07	1,554,787	1,544,943
Tulip Funding Corp.
5.30%, 04/26/07[d]	840,455	837,486
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	1,013,298	1,013,298
Westpac Banking Corp.
5.20%, 07/12/07[d]	559,723	551,557
Zela Finance Inc.
5.20%, 07/16/07[d]	373,149	367,489

		21,942,161

MEDIUM-TERM NOTES(c) – 0.06%
Bank of America N.A.
5.28%, 04/20/07	155,479	155,479
Cullinan Finance Corp.
5.71%, 06/28/07[d]	466,436	466,436
K2 USA LLC
5.39%, 06/04/07[d]	466,436	466,436
Sigma Finance Inc.
5.51%, 06/18/07[d]	509,970	509,970

		1,598,321

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	3,057,629	3,057,629

		3,057,629

REPURCHASE AGREEMENTS(c) – 1.04%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,244,398 (collateralized by non-U.S. Government debt securities, value $1,282,549, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,243,829	1,243,829

Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,829,266 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,953,899, 3.75% to 8.50%, 5/15/08 to 6/12/46).	1,828,429	1,828,429
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,182,168 (collateralized by U.S. Government obligations, value $1,206,592, 5.50%, 12/1/34).	1,181,638	1,181,638
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $933,300 (collateralized by non-U.S. Government debt securities, value $963,079, 1.00% to 10.00%, 10/17/18 to 11/25/52).	932,872	932,872
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,555,497 (collateralized by non-U.S. Government debt securities, value $1,698,446, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,554,787	1,554,787
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $62,219 (collateralized by non-U.S. Government debt securities, value $65,325, 4.50% to 7.84%, 12/1/07 to 7/15/21).	62,191	62,191
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,044,294 (collateralized by non-U.S. Government debt securities, value $4,304,046, 0.00% to 6.01%, 5/27/33 to 3/15/37).	4,042,445	4,042,445
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $684,422 (collateralized by non-U.S. Government debt securities, value $728,381, 0.00% to 6.01%, 5/27/33 to 3/15/37).	684,106	684,106
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $373,323 (collateralized by non-U.S. Government debt securities, value $397,300, 0.00% to 6.01%, 5/27/33 to 3/15/37).	373,149	373,149
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,177,695 (collateralized by non-U.S. Government debt securities, value $2,288,043, 4.70% to 6.25%, 11/25/35 to 10/17/48).	2,176,701	2,176,701
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,244,398 (collateralized by non-U.S. Government debt securities, value $1,307,453, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,243,829	1,243,829
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,475,278 (collateralized by non-U.S. Government debt securities, value $1,531,354, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,474,603	1,474,603
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $622,205 (collateralized by non-U.S. Government debt securities, value $687,479, 5.65% to 9.49%, 1/1/17 to 6/1/48).	621,915	621,915

HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $311,099 (collateralized by non-U.S. Government debt securities, value $326,887, 3.73% to 5.33%, 12/1/35 to 6/1/46).	310,957	310,957
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $155,551 (collateralized by non-U.S. Government debt securities, value $163,441, 4.70% to 8.75%, 6/1/10 to 3/15/32).	155,479	155,479
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $4,355,423 (collateralized by non-U.S. Government debt securities, value $5,538,052, 1.13% to 10.07%, 1/15/09 to 10/12/49).	4,353,402	4,353,402
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $622,200 (collateralized by non-U.S. Government debt securities, value $641,303, 3.60% to 10.13%, 7/15/07 to 7/1/26).	621,915	621,915
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,110,996 (collateralized by non-U.S. Government debt securities, value $3,271,179, 4.22% to 8.32%, 1/17/14 to 12/20/54).	3,109,573	3,109,573
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $622,200 (collateralized by non-U.S. Government debt securities, value $647,115, 0.00% to 10.00%, 4/1/07 to 3/31/37).	621,915	621,915
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $460,643 (collateralized by non-U.S. Government debt securities, value $592,464, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	435,340	435,340
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,679,941 (collateralized by non-U.S. Government debt securities, value $1,765,062, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,679,170	1,679,170

		28,708,245

TIME DEPOSITS(c) – 0.27%
Bank of Montreal
5.25%, 04/02/07	1,260,018	1,260,018
Credit Suisse First Boston NY
5.32%, 04/03/07	3,109,573	3,109,573
Danske Bank
5.46%, 04/02/07	1,865,744	1,865,744
Deutsche Bank AG
5.25%, 04/02/07	1,088,674	1,088,674

		7,324,009

VARIABLE & FLOATING RATE NOTES(c) – 1.62%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	1,592,102	1,592,246
American Express Centurion Bank
5.41%, 07/19/07	684,106	684,342
American Express Credit Corp.
5.42%, 03/05/08	186,574	186,658
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,140	1,140

Arkle Master Issuer PLC
5.30%, 11/19/07[d]	466,436	466,436
ASIF Global Financing
5.40%, 05/03/07[d]	62,191	62,194
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	404,245	404,245
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	901,776	901,799
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	1,585,882	1,585,901
BMW US Capital LLC
5.32%, 04/15/08[d]	621,915	621,915
BNP Paribas
5.33%, 11/19/07[d]	1,150,542	1,150,542
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	597,038	596,992
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	404,245	404,244
CC USA Inc.
5.35%, 07/30/07[d]	310,957	310,970
Commodore CDO Ltd.
5.42%, 12/12/07[d]	133,680	133,680
Credit Agricole SA
5.33%, 11/23/07	621,915	621,915
Cullinan Finance Corp.
5.36%, 04/25/07[d]	155,479	155,479
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	28,677	28,677
DEPFA Bank PLC
5.39%, 12/14/07[d]	621,915	621,915
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	715,202	715,208
Fifth Third Bancorp
5.32%, 02/22/08[d]	1,243,829	1,243,829
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	404,245	404,230
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	653,010	653,059
Granite Master Issuer PLC
5.29%, 08/20/07[d]	2,176,701	2,176,701
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	1,430,404	1,424,662
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	932,872	932,917
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	621,915	621,915
Holmes Financing PLC
5.29%, 07/16/07[d]	1,088,351	1,088,351
JP Morgan Securities Inc.
5.52%, 11/16/07	1,243,829	1,243,829
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	1,710,265	1,710,265
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	466,436	466,430
Kestrel Funding LLC
5.30%, 07/11/07[d]	248,766	248,759
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	373,149	373,149
Leafs LLC
5.32%, 01/22/08[d]	601,392	601,392
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	684,106	684,098

Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	219,257	219,257
Marshall & Ilsley Bank
5.32%, 02/15/08	342,053	342,053
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	1,125,498	1,125,497
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	684,106	684,106
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	932,872	932,872
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	62,191	62,191
Mound Financing PLC
5.29%, 05/08/07[d]	584,600	584,600
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	995,063	995,056
National City Bank of Indiana
5.34%, 05/21/07	310,957	310,961
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	2,052,318	2,052,502
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	623,469	623,400
Northern Rock PLC
5.38%, 02/01/08[d]	746,298	746,310
Pricoa Global Funding I
5.31%, 02/27/08[d]	839,585	839,585
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	901,776	901,773
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	621,915	621,915
Strips III LLC
5.37%, 07/24/07[d]	122,541	122,541
SunTrust Bank
5.29%, 05/01/07	621,915	621,917
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	1,517,472	1,517,437
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	404,245	404,245
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	676,362	676,362
Wachovia Bank N.A.
5.48%, 05/22/07	1,573,444	1,573,445
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	466,436	466,526
Wells Fargo & Co.
5.33%, 11/15/07[d]	310,957	310,968
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	466,436	466,440
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	1,865,744	1,865,615
Wind Master Trust
5.31%, 07/25/07[d]	248,766	248,766

		44,436,424

TOTAL SHORT-TERM INVESTMENTS (Cost: $109,865,406)		109,865,406

TOTAL INVESTMENTS IN SECURITIES – 103.91% (Cost: $2,504,050,335)		2,852,709,074

Other Assets, Less Liabilities – (3.91)%		(107,400,656)

NET ASSETS – 100.00%		$2,745,308,418

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.20%
inVentiv Health Inc.[a]	241,845	$9,260,245

		9,260,245

AEROSPACE & DEFENSE – 1.96%
AAR Corp.[a]	296,627	8,175,040
Armor Holdings Inc.[a,b]	242,707	16,341,462
Curtiss-Wright Corp.	354,914	13,678,386
EDO Corp.	132,331	3,467,072
Esterline Technologies Corp.[a]	205,554	8,442,103
GenCorp Inc.[a]	449,601	6,222,478
Kaman Corp.	194,535	4,534,611
Moog Inc. Class Aa	340,872	14,197,319
Teledyne Technologies Inc.[a]	279,772	10,474,664
Triumph Group Inc.	131,857	7,296,966

		92,830,101

AGRICULTURE – 0.39%
Alliance One International Inc.[a]	706,331	6,519,435
Delta & Pine Land Co.	293,367	12,086,720

		18,606,155

AIRLINES – 0.37%
Frontier Airlines Holdings Inc.[a,b]	292,897	1,760,311
Mesa Air Group Inc.[a]	265,400	1,998,462
SkyWest Inc.	516,856	13,867,246

		17,626,019

APPAREL – 1.75%
Ashworth Inc.[a]	116,195	879,596
Crocs Inc.[a,b]	269,563	12,736,852
Deckers Outdoor Corp.[a]	87,930	6,244,789
Gymboree Corp.[a]	254,031	10,179,022
Kellwood Co.	202,282	5,932,931
K-Swiss Inc. Class A	214,121	5,785,549
Oxford Industries Inc.	123,016	6,081,911
Quiksilver Inc.[a,b]	980,749	11,376,688
Skechers U.S.A. Inc. Class Aa	200,334	6,725,212
Stride Rite Corp.	292,848	4,506,931
Wolverine World Wide Inc.	446,313	12,751,162

		83,200,643

AUTO MANUFACTURERS – 0.13%
A.S.V. Inc.ab	165,053	2,518,709
Wabash National Corp.	244,683	3,773,012

		6,291,721

AUTO PARTS & EQUIPMENT – 0.21%
Keystone Automotive Industries Inc.[a]	130,895	4,411,162
Standard Motor Products Inc.	95,575	1,631,465

Superior Industries International Inc.[b]	183,766	3,827,846

		9,870,473

BANKS – 6.24%
Bank Mutual Corp.	485,515	5,520,306
Boston Private Financial Holdings Inc.	294,789	8,230,509
Cascade Bancorp	227,464	5,900,416
Central Pacific Financial Corp.	246,658	9,020,283
Chittenden Corp.	363,688	10,979,741
Community Bank System Inc.	240,554	5,032,390
Corus Bankshares Inc.[b]	265,928	4,536,732
East West Bancorp Inc.	494,064	18,166,733
First BanCorp (Puerto Rico)	668,031	8,858,091
First Commonwealth Financial Corp.	505,728	5,942,304
First Financial Bancorp	256,966	3,882,756
First Indiana Corp.	103,236	2,255,707
First Midwest Bancorp Inc.	401,031	14,737,889
First Republic Bank	248,195	13,328,072
Fremont General Corp.[b]	543,343	3,765,367
Glacier Bancorp Inc.	422,232	10,150,457
Hanmi Financial Corp.	332,432	6,336,154
Independent Bank Corp. (Michigan)	163,127	3,322,897
Irwin Financial Corp.	150,514	2,805,581
Nara Bancorp Inc.	168,332	2,947,493
PrivateBancorp Inc.[b]	148,851	5,441,993
Prosperity Bancshares Inc.	276,445	9,603,699
Provident Bankshares Corp.	258,900	8,507,454
South Financial Group Inc. (The)	598,593	14,797,219
Sterling Bancorp	149,958	2,714,240
Sterling Bancshares Inc.	579,777	6,481,907
Sterling Financial Corp. (Washington)	409,843	12,783,003
Susquehanna Bancshares Inc.	418,234	9,698,846
TrustCo Bank Corp. NYb	603,087	5,777,573
UCBH Holdings Inc.	800,142	14,898,644
Umpqua Holdings Corp.	467,130	12,505,070
United Bancshares Inc.	292,983	10,263,195
United Community Banks Inc.	290,268	9,517,888
Whitney Holding Corp.	529,902	16,204,403
Wilshire Bancorp Inc.	123,879	2,031,616
Wintrust Financial Corp.	201,000	8,966,610

		295,913,238

BEVERAGES – 0.07%
Peet’s Coffee & Tea Inc.[a]	111,177	3,070,709

		3,070,709

BIOTECHNOLOGY – 0.92%
ArQule Inc.[a]	226,977	1,693,248
Cambrex Corp.	215,427	5,299,504
CryoLife Inc.[a]	182,239	1,532,630
Digene Corp.[a]	192,581	8,167,360
Enzo Biochem Inc.[a,b]	250,488	3,777,359
Integra LifeSciences Holdings Corp.[a,b]	158,576	7,227,894
Regeneron Pharmaceuticals Inc.[a]	527,033	11,394,453
Savient Pharmaceuticals Inc.[a]	373,559	4,490,179

		43,582,627

BUILDING MATERIALS – 1.35%
Apogee Enterprises Inc.	228,048	4,570,082
Drew Industries Inc.[a]	150,195	4,307,593
Lennox International Inc.	461,026	16,458,628
NCI Building Systems Inc.[a,b]	161,728	7,720,895
Simpson Manufacturing Co. Inc.[b]	295,262	9,105,880

Texas Industries Inc.	193,066	14,582,275
Universal Forest Products Inc.	151,837	7,523,523

		64,268,876

CHEMICALS – 1.27%
Arch Chemicals Inc.	194,800	6,081,656
Fuller (H.B.) Co.	486,451	13,265,519
Georgia Gulf Corp.	274,212	4,444,977
MacDermid Inc.	201,263	7,018,041
OM Group Inc.[a]	238,858	10,672,175
OMNOVA Solutions Inc.[a]	336,510	1,837,345
Penford Corp.	71,413	1,438,258
PolyOne Corp.[a]	745,095	4,545,080
Quaker Chemical Corp.	81,038	1,929,515
Schulman (A.) Inc.	195,315	4,601,621
Tronox Inc. Class B	332,239	4,644,701

		60,478,888

COAL – 0.33%
Massey Energy Co.	651,168	15,621,520

		15,621,520

COMMERCIAL SERVICES – 4.29%
Aaron Rents Inc.	391,337	10,346,950
ABM Industries Inc.	350,134	9,240,036
Administaff Inc.	195,486	6,881,107
AMN Healthcare Services Inc.[a]	278,950	6,309,849
Arbitron Inc.	238,809	11,212,083
Bankrate Inc.[a,b]	91,499	3,224,425
Bowne & Co. Inc.	233,082	3,666,380
Bright Horizons Family Solutions Inc.[a]	210,492	7,946,073
CDI Corp.	104,197	3,013,377
Central Parking Corp.	131,772	2,922,703
Chemed Corp.	213,884	10,471,761
Coinstar Inc.[a]	223,440	6,993,672
Consolidated Graphics Inc.[a]	94,675	7,010,684
CPI Corp.	41,745	2,192,030
Cross Country Healthcare Inc.[a]	174,303	3,177,544
Gevity HR Inc.	201,761	3,982,762
Healthcare Services Group Inc.[b]	221,631	6,349,728
Heidrick & Struggles International Inc.[a]	140,999	6,831,402
Hooper Holmes Inc.[a]	542,174	2,423,518
Kendle International Inc.[a]	98,230	3,489,130
Labor Ready Inc.[a]	407,539	7,739,166
Live Nation Inc.[a]	526,327	11,610,774
MAXIMUS Inc.	174,603	6,020,311
Midas Inc.[a]	94,611	2,040,759
On Assignment Inc.[a]	264,521	3,282,706
PAREXEL International Corp.[a]	219,924	7,910,666
PharmaNet Development Group Inc.[a]	148,001	3,848,026
Pre-Paid Legal Services Inc.[a,b]	72,063	3,611,077
Rewards Network Inc.[a]	212,904	1,128,391
Spherion Corp.[a]	454,798	4,011,318
StarTek Inc.	90,671	887,669
Universal Technical Institute Inc.[a,b]	185,244	4,275,432
Vertrue Inc.[a]	77,715	3,738,869
Viad Corp.	171,014	6,601,140
Volt Information Sciences Inc.[a,b]	104,046	2,724,965
Watson Wyatt Worldwide Inc.	340,309	16,556,033

		203,672,516

COMPUTERS – 2.61%
Agilysys Inc.	247,482	5,560,921

CACI International Inc. Class Aa,b	247,068	11,577,606
Carreker Corp.[a]	165,446	1,326,877
Catapult Communications Corp.[a]	81,373	792,573
CIBER Inc.[a]	433,063	3,408,206
FactSet Research Systems Inc.	302,940	19,039,779
Hutchinson Technology Inc.[a]	208,470	4,867,775
Komag Inc.[a,b]	250,228	8,189,962
Kronos Inc.[a]	254,347	13,607,565
Manhattan Associates Inc.[a]	219,082	6,009,419
Mercury Computer Systems Inc.[a]	178,184	2,471,412
MICROS Systems Inc.[a]	326,217	17,612,456
MTS Systems Corp.	147,043	5,711,150
Radiant Systems Inc.[a]	208,248	2,713,471
RadiSys Corp.[a]	176,442	2,883,062
Sykes Enterprises Inc.[a]	237,902	4,339,332
Synaptics Inc.[a]	209,598	5,361,517
TALX Corp.	252,609	8,368,936

		123,842,019

COSMETICS & PERSONAL CARE – 0.19%
Chattem Inc.[a]	149,863	8,832,925

		8,832,925

DISTRIBUTION & WHOLESALE – 1.57%
Bell Microproducts Inc.[a]	243,709	1,559,738
Brightpoint Inc.[a]	408,432	4,672,462
Building Materials Holding Corp.	233,927	4,236,418
LKQ Corp.[a]	364,317	7,963,970
Owens & Minor Inc.	323,548	11,883,918
Pool Corp.[b]	403,812	14,456,470
ScanSource Inc.[a,b]	206,760	5,549,438
United Stationers Inc.[a]	238,490	14,290,321
Watsco Inc.	196,870	10,054,151

		74,666,886

DIVERSIFIED FINANCIAL SERVICES – 1.08%
Financial Federal Corp.	221,413	5,827,590
Investment Technology Group Inc.[a]	354,937	13,913,530
LaBranche & Co. Inc.[a]	429,878	3,507,804
Piper Jaffray Companies[a]	148,471	9,196,294
Portfolio Recovery Associates Inc.[a,b]	128,576	5,740,918
SWS Group Inc.	198,289	4,919,550
TradeStation Group Inc.[a]	205,199	2,583,455
World Acceptance Corp.[a]	141,258	5,643,257

		51,332,398

ELECTRIC – 1.48%
ALLETE Inc.	244,504	11,398,776
Avista Corp.	422,860	10,245,898
Central Vermont Public Service Corp.	81,506	2,349,003
CH Energy Group Inc.	109,157	5,314,854
Cleco Corp.	463,208	11,964,663
El Paso Electric Co.[a]	370,614	9,765,679
Green Mountain Power Corp.	42,726	1,489,856
UIL Holdings Corp.	201,610	6,995,867
UniSource Energy Corp.	283,204	10,634,310

		70,158,906

ELECTRICAL COMPONENTS & EQUIPMENT – 0.86%
Advanced Energy Industries Inc.[a]	284,670	5,989,457
Belden CDT Inc.	358,303	19,201,458
C&D Technologies Inc.	206,883	1,040,622

Greatbatch Inc.[a,b]	177,718	4,531,809
Littelfuse Inc.[a]	180,731	7,337,679
Magnetek Inc.[a]	241,473	1,217,024
Vicor Corp.	157,394	1,577,088

		40,895,137

ELECTRONICS – 4.84%
Analogic Corp.	112,271	7,059,600
Bel Fuse Inc. Class B	95,097	3,681,205
Benchmark Electronics Inc.[a]	578,130	11,944,166
Brady Corp. Class A	433,334	13,520,021
Checkpoint Systems Inc.[a]	315,908	7,474,383
Coherent Inc.[a]	251,302	7,976,325
CTS Corp.	286,959	3,965,773
Cubic Corp.	124,183	2,687,320
Cymer Inc.[a]	299,428	12,441,233
Daktronics Inc.	256,312	7,033,201
Dionex Corp.[a]	153,404	10,448,346
Electro Scientific Industries Inc.[a]	234,880	4,519,091
FEI Co.[a]	209,339	7,548,764
FLIR Systems Inc.[a,b]	526,361	18,775,297
Itron Inc.[a,b]	206,820	13,451,573
Keithley Instruments Inc.	112,758	1,724,070
Lo-Jack Corp.[a]	151,052	2,866,967
Methode Electronics Inc.	293,000	4,327,610
Park Electrochemical Corp.	162,118	4,396,640
Paxar Corp.[a]	333,102	9,560,027
Photon Dynamics Inc.[a]	132,992	1,677,029
Planar Systems Inc.[a]	139,441	1,208,953
Plexus Corp.[a]	371,675	6,374,226
Rogers Corp.[a]	141,697	6,284,262
Sonic Solutions Inc.[a]	208,451	2,939,159
Technitrol Inc.	327,482	8,576,754
Trimble Navigation Ltd.[a]	948,722	25,463,698
Watts Water Technologies Inc. Class A	238,117	9,055,590
Woodward Governor Co.	236,821	9,749,921
X-Rite Inc.	230,315	2,982,579

		229,713,783

ENERGY - ALTERNATE SOURCES – 0.16%
Headwaters Inc.[a,b]	340,357	7,436,800

		7,436,800

ENGINEERING & CONSTRUCTION – 1.22%
EMCOR Group Inc.[a,b]	255,749	15,084,076
Insituform Technologies Inc. Class Aa	219,365	4,560,598
Shaw Group Inc. (The)[a,b]	648,658	20,283,536
URS Corp.[a]	421,727	17,961,353

		57,889,563

ENTERTAINMENT – 0.40%
Pinnacle Entertainment Inc.[a]	479,382	13,935,635
Shuffle Master Inc.[a,b]	280,932	5,127,009

		19,062,644

ENVIRONMENTAL CONTROL – 0.53%
Tetra Tech Inc.[a]	465,077	8,864,368
Waste Connections Inc.[a]	549,163	16,441,940

		25,306,308

FOOD – 2.35%
Corn Products International Inc.	597,677	21,271,324
Flowers Foods Inc.	415,360	12,531,411

Great Atlantic & Pacific Tea Co.	156,875	5,205,113
Hain Celestial Group Inc.[a]	316,565	9,519,110
J&J Snack Foods Corp.	110,501	4,363,685
Lance Inc.	248,647	5,032,615
Nash Finch Co.	107,428	3,701,969
Performance Food Group Co.[a]	281,285	8,683,268
Ralcorp Holdings Inc.[a]	215,342	13,846,491
Sanderson Farms Inc.[b]	127,304	4,717,886
Spartan Stores Inc.	173,642	4,653,606
TreeHouse Foods Inc.[a]	250,932	7,645,898
United Natural Foods Inc.[a]	343,646	10,529,313

		111,701,689

FOREST PRODUCTS & PAPER – 0.68%
Buckeye Technologies Inc.[a]	304,459	3,951,878
Caraustar Industries Inc.[a]	232,971	1,463,058
Deltic Timber Corp.	82,097	3,937,372
Neenah Paper Inc.	118,835	4,722,503
Pope & Talbot Inc.[a,b]	132,238	892,607
Rock-Tenn Co. Class A	275,755	9,155,066
Schweitzer-Mauduit International Inc.	125,111	3,109,008
Wausau Paper Corp.	360,042	5,170,203

		32,401,695

GAS – 3.53%
Atmos Energy Corp.	711,446	22,254,031
Cascade Natural Gas Corp.	92,238	2,430,471
Energen Corp.	575,781	29,301,494
Laclede Group Inc. (The)	173,338	5,387,345
New Jersey Resources Corp.	223,503	11,186,325
Northwest Natural Gas Co.	218,944	9,999,172
Piedmont Natural Gas Co.[b]	599,206	15,807,054
South Jersey Industries Inc.	234,504	8,922,877
Southern Union Co.	865,783	26,311,145
Southwest Gas Corp.	337,340	13,112,406
UGI Corp.	851,729	22,749,682

		167,462,002

HAND & MACHINE TOOLS – 0.51%
Baldor Electric Co.	330,664	12,479,259
Regal-Beloit Corp.	250,268	11,607,430

		24,086,689

HEALTH CARE - PRODUCTS – 5.37%
American Medical Systems Holdings Inc.[a,b]	577,558	12,226,903
ArthroCare Corp.[a,b]	220,027	7,929,773
BioLase Technology Inc.[a,b]	190,286	1,851,483
Biosite Inc.[a]	128,194	10,764,450
CONMED Corp.[a]	225,482	6,590,839
Cooper Companies Inc.	361,310	17,566,892
Cyberonics Inc.[a]	177,754	3,338,220
Datascope Corp.	102,046	3,693,045
DJO Inc.[a]	188,593	7,147,675
Haemonetics Corp.[a]	212,214	9,921,005
Hologic Inc.[a]	427,568	24,645,020
ICU Medical Inc.[a]	117,294	4,597,925
IDEXX Laboratories Inc.[a]	250,108	21,916,964
Immucor Inc.[a]	552,843	16,270,170
Invacare Corp.	257,169	4,485,027
Kensey Nash Corp.[a]	94,872	2,893,596
LCA-Vision Inc.	159,995	6,590,194
Mentor Corp.	341,195	15,694,970

Meridian Bioscience Inc.	173,128	4,806,033
Merit Medical Systems Inc.[a]	219,864	2,759,293
Osteotech Inc.[a]	138,947	1,061,555
Palomar Medical Technologies Inc.[a,b]	146,091	5,836,335
PolyMedica Corp.	181,679	7,690,472
Possis Medical Inc.[a]	138,057	1,796,122
PSS World Medical Inc.[a]	541,236	11,441,729
Respironics Inc.[a]	587,620	24,674,164
SurModics Inc.[a,b]	125,970	4,534,920
Viasys Healthcare Inc.[a]	265,340	9,018,907
Vital Sign Inc.	62,512	3,249,374

		254,993,055

HEALTH CARE - SERVICES – 2.94%
Amedisys Inc.[a]	207,202	6,719,561
AMERIGROUP Corp.[a]	420,205	12,774,232
AmSurg Corp.[a]	241,676	5,918,645
Centene Corp.[a]	348,241	7,309,579
Genesis HealthCare Corp.[a]	158,748	10,018,586
Gentiva Health Services Inc.[a]	219,191	4,421,082
Healthways Inc.[a]	280,503	13,113,515
Matria Healthcare Inc.[a]	171,855	4,530,098
Odyssey Healthcare Inc.[a]	270,008	3,545,205
Option Care Inc.	211,721	2,815,889
Pediatrix Medical Group Inc.[a]	389,550	22,227,723
RehabCare Group Inc.[a]	138,456	2,197,297
Sierra Health Services Inc.[a]	447,830	18,437,161
Sunrise Senior Living Inc.[a]	359,815	14,219,889
United Surgical Partners International Inc.[a]	359,641	11,080,539

		139,329,001

HOME BUILDERS – 1.46%
Champion Enterprises Inc.[a]	616,419	5,424,487
Coachmen Industries Inc.	125,943	1,326,180
Fleetwood Enterprises Inc.[a]	516,007	4,081,615
M/I Homes Inc.	97,815	2,596,988
Meritage Homes Corp.[a]	176,256	5,661,343
Monaco Coach Corp.[b]	215,369	3,430,828
NVR Inc.[a,b]	38,764	25,778,060
Skyline Corp.	54,694	1,845,376
Standard-Pacific Corp.	519,762	10,847,433
Winnebago Industries Inc.	252,299	8,484,815

		69,477,125

HOME FURNISHINGS – 0.37%
Audiovox Corp. Class Aa	146,263	2,154,454
Bassett Furniture Industries Inc.	95,069	1,399,416
Ethan Allen Interiors Inc.	255,058	9,013,750
La-Z-Boy Inc.[b]	413,607	5,120,455

		17,688,075

HOUSEHOLD PRODUCTS & WARES – 0.92%
Central Garden and Pet Co. Class Aa	574,034	8,438,300
Fossil Inc.[a]	363,070	9,610,463
Harland (John H.) Co.	207,011	10,605,174
Playtex Products Inc.[a]	448,448	6,085,439
Russ Berrie & Co. Inc.[a]	92,183	1,299,780
Spectrum Brands Inc.[a,b]	312,468	1,977,922
Standard Register Co. (The)	99,631	1,260,332
WD-40 Co.	136,715	4,335,233

		43,612,643

HOUSEWARES – 0.43%
Libbey Inc.	115,015	1,612,510

National Presto Industries Inc.	37,763	2,327,711
Toro Co. (The)	323,714	16,587,105

		20,527,326

INSURANCE – 2.96%
Delphi Financial Group Inc. Class A	347,404	13,976,063
Hilb, Rogal & Hobbs Co.	290,515	14,249,761
Infinity Property & Casualty Corp.	156,759	7,345,727
LandAmerica Financial Group Inc.	140,607	10,392,263
Philadelphia Consolidated Holding Corp.[a]	460,959	20,277,586
Presidential Life Corp.	172,694	3,405,526
ProAssurance Corp.[a]	267,327	13,673,776
RLI Corp.	160,662	8,825,164
Safety Insurance Group Inc.	114,892	4,609,467
SCPIE Holdings Inc.[a]	80,459	1,826,419
Selective Insurance Group Inc.	457,812	11,655,894
Stewart Information Services Corp.	146,524	6,123,238
Triad Guaranty Inc.[a]	98,013	4,058,718
United Fire & Casualty Co.[b]	169,136	5,941,748
Zenith National Insurance Corp.	297,448	14,060,367

		140,421,717

INTERNET – 1.53%
Blue Coat Systems Inc.[a]	115,955	4,259,027
Blue Nile Inc.[a,b]	111,981	4,553,147
InfoSpace Inc.[a]	253,033	6,495,357
j2 Global Communications Inc.[a]	393,349	10,903,634
MIVA Inc.[a]	224,832	863,355
Napster Inc.[a]	360,908	1,494,159
PC-Tel Inc.[a]	178,967	1,820,094
Secure Computing Corp.[a]	516,858	3,979,807
Stamps.com Inc.[a]	153,307	2,203,022
United Online Inc.	533,489	7,484,851
WebEx Communications Inc.[a]	353,494	20,099,669
Websense Inc.[a]	359,535	8,265,710

		72,421,832

IRON & STEEL – 1.80%
Carpenter Technology Corp.	205,817	24,854,461
Chaparral Steel Co.	372,604	21,674,375
Cleveland-Cliffs Inc.	330,839	21,177,004
Gibraltar Industries Inc.	239,840	5,425,181
Material Sciences Corp.[a]	101,618	1,014,148
Ryerson Inc.[b]	211,065	8,362,395
Steel Technologies Inc.	92,108	2,724,555

		85,232,119

LEISURE TIME – 0.73%
Arctic Cat Inc.	95,624	1,863,712
K2 Inc.[a]	396,505	4,793,745
Multimedia Games Inc.[a,b]	221,118	2,631,304
Nautilus Inc.	252,195	3,891,369
Polaris Industries Inc.[b]	285,320	13,689,654
WMS Industries Inc.[a]	192,021	7,534,904

		34,404,688

LODGING – 0.13%
Marcus Corp.	172,026	4,001,325
Monarch Casino & Resort Inc.[a]	84,210	2,189,460

		6,190,785

MACHINERY – 2.74%
Albany International Corp. Class A	234,263	8,419,412

Applied Industrial Technologies Inc.	303,874	7,457,068
Astec Industries Inc.[a]	151,561	6,100,330
Briggs & Stratton Corp.	396,851	12,242,853
Cascade Corp.	85,124	5,097,225
Cognex Corp.	357,532	7,747,718
Gardner Denver Inc.[a]	424,299	14,786,820
Gerber Scientific Inc.[a]	186,721	1,981,110
IDEX Corp.	432,313	21,996,085
Intevac Inc.[a]	170,345	4,491,998
Lindsay Corp.[b]	93,380	2,968,550
Manitowoc Co. Inc. (The)	499,083	31,706,743
Robbins & Myers Inc.	136,916	5,105,598

		130,101,510

MANUFACTURING – 2.20%
Acuity Brands Inc.	348,448	18,969,509
AptarGroup Inc.	278,593	18,646,230
Barnes Group Inc.	321,788	7,404,342
Ceradyne Inc.[a,b]	217,991	11,932,827
CLARCOR Inc.	411,280	13,078,704
EnPro Industries Inc.[a]	171,642	6,187,694
Griffon Corp.[a]	211,232	5,227,992
Lydall Inc.[a]	130,559	2,074,583
Myers Industries Inc.	216,871	4,051,150
Smith (A.O.) Corp.	182,468	6,973,927
Standex International Corp.	99,656	2,841,193
Sturm, Ruger & Co. Inc.[a]	147,857	1,988,677
Tredegar Corp.	228,082	5,197,989

		104,574,817

MEDIA – 0.13%
4Kids Entertainment Inc.[a]	105,513	1,996,306
Radio One Inc. Class Da	616,943	3,985,452

		5,981,758

METAL FABRICATE & HARDWARE – 0.91%
Castle (A.M.) & Co.	100,883	2,961,925
Kaydon Corp.	226,128	9,624,008
Lawson Products Inc.	33,466	1,267,692
Mueller Industries Inc.	297,634	8,958,783
Quanex Corp.	297,567	12,601,963
Valmont Industries Inc.	138,056	7,983,778

		43,398,149

MINING – 0.81%
AMCOL International Corp.	175,103	5,191,804
Brush Engineered Materials Inc.[a]	161,892	7,846,905
Century Aluminum Co.[a]	185,365	8,689,911
RTI International Metals Inc.[a]	184,548	16,795,713

		38,524,333

OFFICE & BUSINESS EQUIPMENT – 0.17%
Global Imaging Systems Inc.[a]	404,562	7,888,959

		7,888,959

OFFICE FURNISHINGS – 0.14%
Interface Inc. Class A	418,742	6,695,685

		6,695,685

OIL & GAS – 2.32%
Atwood Oceanics Inc.[a]	217,276	12,751,928
Cabot Oil & Gas Corp.	388,178	26,132,143
Penn Virginia Corp.	150,891	11,075,399

Petroleum Development Corp.[a]	118,881	6,368,455
St. Mary Land & Exploration Co.	501,517	18,395,644
Stone Energy Corp.[a]	224,868	6,676,331
Swift Energy Co.[a]	239,253	9,993,598
Unit Corp.[a]	371,813	18,810,020

		110,203,518

OIL & GAS SERVICES – 3.26%
CARBO Ceramics Inc.	162,841	7,580,249
Dril-Quip Inc.[a,b]	194,343	8,411,165
Helix Energy Solutions Group Inc.[a]	732,726	27,323,353
Hornbeck Offshore Services Inc.[a]	186,848	5,353,195
Hydril Co.[a]	146,109	14,061,530
Input/Output Inc.[a,b]	565,348	7,790,495
Lone Star Technologies Inc.[a]	246,279	16,261,802
Lufkin Industries Inc.	120,208	6,753,285
Oceaneering International Inc.[a]	445,331	18,757,342
SEACOR Holdings Inc.[a]	171,423	16,868,023
Tetra Technologies Inc.[a]	581,271	14,363,206
W-H Energy Services Inc.[a]	243,021	11,358,802

		154,882,447

PACKAGING & CONTAINERS – 0.05%
Chesapeake Corp.	160,650	2,425,815

		2,425,815

PHARMACEUTICALS – 1.73%
Alpharma Inc. Class A	270,917	6,523,681
Bradley Pharmaceuticals Inc.[a]	131,884	2,530,854
HealthExtras Inc.[a]	239,508	6,893,040
Mannatech Inc.[b]	126,986	2,039,395
MGI Pharma Inc.[a]	638,648	14,350,421
NBTY Inc.[a]	453,513	24,054,330
Noven Pharmaceuticals Inc.[a]	199,131	4,619,839
PetMed Express Inc.[a]	193,957	2,298,390
Sciele Pharma Inc.[a]	237,331	5,619,998
Theragenics Corp.[a]	266,461	1,668,046
USANA Health Sciences Inc.[a]	73,782	3,458,162
ViroPharma Inc.[a]	560,353	8,041,066

		82,097,222

REAL ESTATE INVESTMENT TRUSTS – 3.90%
Acadia Realty Trust	258,526	6,739,773
Colonial Properties Trust	371,626	16,972,159
EastGroup Properties Inc.	190,339	9,712,999
Entertainment Properties Trust	212,524	12,804,571
Essex Property Trust Inc.	194,412	25,172,466
Inland Real Estate Corp.	522,930	9,590,536
Kilroy Realty Corp.	262,641	19,369,774
Lexington Realty Trust	564,060	11,918,588
LTC Properties Inc.	166,396	4,311,320
Medical Properties Trust Inc.[b]	395,915	5,815,991
Mid-America Apartment Communities Inc.	203,430	11,444,972
National Retail Properties Inc.	524,302	12,682,865
Parkway Properties Inc.	119,713	6,255,004
PS Business Parks Inc.	128,443	9,057,800
Senior Housing Properties Trust	597,734	14,285,843
Sovran Self Storage Inc.	164,536	9,116,940

		185,251,601

RETAIL – 8.22%
Brown Shoe Co. Inc.	230,826	9,694,692
California Pizza Kitchen Inc.[a]	153,343	5,043,451

Casey’s General Store Inc.	405,853	10,150,384
Cash America International Inc.	238,756	9,788,996
Cato Corp. Class A	253,662	5,933,154
CEC Entertainment Inc.[a]	267,374	11,106,716
Children’s Place Retail Stores Inc. (The)[a]	187,410	10,449,982
Christopher & Banks Corp.	298,485	5,811,503
CKE Restaurants Inc.	559,380	10,549,907
Cost Plus Inc.[a,b]	177,089	1,770,890
Dress Barn Inc.[a]	370,874	7,717,888
Finish Line Inc. (The) Class A	337,550	4,253,130
First Cash Financial Services Inc.[a]	220,522	4,913,230
Fred’s Inc.	320,665	4,713,776
Genesco Inc.[a,b]	180,737	7,506,008
Group 1 Automotive Inc.	194,628	7,740,356
Guitar Center Inc.[a]	236,863	10,687,259
Haverty Furniture Companies Inc.	181,584	2,542,176
Hibbett Sports Inc.[a]	255,202	7,296,225
Hot Topic Inc.[a]	354,196	3,931,576
IHOP Corp.	126,207	7,402,041
Insight Enterprises Inc.[a]	388,843	6,991,397
Jack in the Box Inc.[a]	274,433	18,971,553
Jo-Ann Stores Inc.[a,b]	196,166	5,345,524
Jos.a. Bank Clothiers Inc.[a,b]	144,393	5,104,293
Landry’s Restaurants Inc.	135,883	4,022,137
Longs Drug Stores Corp.	228,060	11,777,018
MarineMax Inc.[a]	149,585	3,467,380
Men’s Wearhouse Inc. (The)	424,870	19,990,134
Movado Group Inc.	163,435	4,813,161
O’Charley’s Inc.[a]	187,366	3,614,290
P.F. Chang’s Chinabistro Inc.[a,b]	204,928	8,582,385
Panera Bread Co. Class Aa	255,340	15,080,380
Papa John’s International Inc.[a]	180,673	5,311,786
Pep Boys - Manny, Moe & Jack Inc.	437,294	8,347,942
Rare Hospitality International Inc.[a]	245,041	7,373,284
Red Robin Gourmet Burgers Inc.[a]	133,434	5,179,908
Ruth’s Chris Steak House Inc.[a]	140,322	2,856,956
School Specialty Inc.[a,b]	149,772	5,408,267
Select Comfort Corp.[a,b]	401,876	7,153,393
Sonic Automotive Inc.	241,825	6,892,013
Sonic Corp.[a]	546,269	12,170,873
Stage Stores Inc.	351,175	8,185,889
Steak n Shake Co. (The)[a]	226,068	3,791,160
Stein Mart Inc.	216,535	3,533,851
Tractor Supply Co.[a,b]	278,400	14,337,600
Triarc Companies Inc. Class B	520,230	8,942,754
Tuesday Morning Corp.	239,235	3,550,247
Tween Brands Inc.[a]	256,799	9,172,860
World Fuel Services Corp.	228,877	10,587,850
Zale Corp.[a]	393,159	10,371,534

		389,931,159

SAVINGS & LOANS – 1.20%
Anchor BanCorp Wisconsin Inc.	145,997	4,139,015
BankAtlantic Bancorp Inc. Class A	367,140	4,023,854
BankUnited Financial Corp. Class A	256,725	5,445,137
Brookline Bancorp Inc.	495,124	6,273,221
Dime Community Bancshares Inc.	220,265	2,914,106
Downey Financial Corp.[b]	156,624	10,108,513
FirstFed Financial Corp.[a,b]	133,225	7,571,177
Flagstar Bancorp Inc.	311,224	3,719,127
Franklin Bank Corp.[a]	188,779	3,373,481
MAF Bancorp Inc.	224,651	9,287,072

		56,854,703

SEMICONDUCTORS – 2.89%
Actel Corp.[a]	209,163	3,455,373
ATMI Inc.[a]	282,807	8,645,410
Axcelis Technologies Inc.[a]	814,762	6,224,782
Brooks Automation Inc.[a]	607,764	10,423,153
Cabot Microelectronics Corp.[a]	192,341	6,445,347
Cohu Inc.	183,036	3,441,077
Diodes Inc.[a]	161,302	5,621,375
DSP Group Inc.[a]	232,845	4,424,055
Exar Corp.[a]	291,122	3,854,455
Kopin Corp.[a]	544,039	1,838,852
Kulicke & Soffa Industries Inc.[a]	460,876	4,263,103
Microsemi Corp.[a,b]	605,669	12,603,972
MKS Instruments Inc.[a]	298,572	7,619,557
Pericom Semiconductor Corp.[a]	212,103	2,074,367
Photronics Inc.[a]	336,510	5,232,731
Rudolph Technologies Inc.[a]	199,964	3,487,372
Skyworks Solutions Inc.[a]	1,308,957	7,526,503
Standard Microsystems Corp.[a]	181,937	5,556,356
Supertex Inc.[a]	110,838	3,680,930
Ultratech Inc.[a]	186,339	2,536,074
Varian Semiconductor Equipment Associates Inc.[a]	440,598	23,519,121
Veeco Instruments Inc.[a]	249,757	4,870,262

		137,344,227

SOFTWARE – 3.89%
Allscripts Healthcare Solutions Inc.[a]	391,397	10,493,354
Altiris Inc.[a]	194,659	6,406,228
ANSYS Inc.[a]	311,147	15,796,933
Avid Technology Inc.[a,b]	330,504	11,527,980
Blackbaud Inc.	355,879	8,690,565
Captaris Inc.[a]	219,034	1,268,207
Concur Technologies Inc.[a]	223,866	3,908,700
Dendrite International Inc.[a]	352,302	5,517,049
Digi International Inc.[a]	201,552	2,559,710
eFunds Corp.[a]	378,723	10,096,755
Epicor Software Corp.[a]	465,199	6,470,918
EPIQ Systems Inc.[a]	115,911	2,362,266
Hyperion Solutions Corp.[a]	473,736	24,553,737
Inter-Tel Inc.	171,716	4,059,366
JDA Software Group Inc.[a]	235,457	3,538,919
Keane Inc.[a]	357,256	4,851,536
ManTech International Corp. Class Aa	147,101	4,914,644
MapInfo Corp.[a]	172,879	3,480,054
Neoware Inc.[a,b]	160,123	1,612,439
Phoenix Technologies Ltd.[a]	204,727	1,279,544
Progress Software Corp.[a]	327,650	10,222,680
Quality Systems Inc.	136,813	5,472,520
SPSS Inc.[a]	159,334	5,751,957
Take-Two Interactive Software Inc.[a,b]	585,729	11,796,582
THQ Inc.[a]	526,916	18,015,258

		184,647,901

STORAGE & WAREHOUSING – 0.16%
Mobile Mini Inc.[a]	287,909	7,710,203

		7,710,203

TELECOMMUNICATIONS – 1.88%
Adaptec Inc.[a]	951,549	3,682,495
Aeroflex Inc.[a]	592,106	7,786,194
Anixter International Inc.[a]	252,988	16,682,029

Applied Signal Technology Inc.	97,985	1,756,871
Black Box Corp.	139,803	5,108,402
C-COR Inc.[a]	393,070	5,447,950
Comtech Telecommunications Corp.[a,b]	185,681	7,191,425
CT Communications Inc.	161,880	3,901,308
Ditech Networks Inc.[a]	266,428	2,163,395
General Communication Inc. Class Aa	359,619	5,034,666
Harmonic Inc.[a]	600,982	5,901,643
NETGEAR Inc.[a]	276,176	7,879,301
Network Equipment Technologies Inc.[a]	202,536	1,964,599
Novatel Wireless Inc.[a]	241,162	3,868,238
Symmetricom Inc.[a,b]	373,911	3,103,461
Tollgrade Communications Inc.[a]	106,202	1,333,897
Viasat Inc.[a]	198,136	6,532,544

		89,338,418

TEXTILES – 0.27%
Angelica Corp.	76,106	2,095,959
G&K Services Inc. Class A	172,585	6,261,384
UniFirst Corp.	114,476	4,392,444

		12,749,787

TOYS, GAMES & HOBBIES – 0.26%
JAKKS Pacific Inc.[a]	223,234	5,335,293
Lenox Group Inc.[a]	44,577	293,317
RC2 Corp.[a]	169,849	6,860,201

		12,488,811

TRANSPORTATION – 2.56%
Arkansas Best Corp.	202,361	7,193,934
Bristow Group Inc.[a]	189,236	6,897,652
EGL Inc.[a]	255,318	10,118,252
Forward Air Corp.	244,427	8,036,760
Heartland Express Inc.	473,954	7,526,390
Hub Group Inc. Class Aa	319,781	9,270,451
Kansas City Southern Industries Inc.[a,b]	616,204	21,924,538
Kirby Corp.[a]	427,120	14,940,658
Knight Transportation Inc.	463,384	8,257,503
Landstar System Inc.	450,218	20,637,993
Old Dominion Freight Line Inc.[a]	224,815	6,476,920

		121,281,051

WATER – 0.11%
American States Water Co.	137,190	5,058,195

		5,058,195

TOTAL COMMON STOCKS (Cost: $4,780,835,160)		4,742,811,810

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 8.00%

CERTIFICATES OF DEPOSIT(c) – 0.20%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$4,358,260	4,358,260
Deutsche Bank AG
5.35%, 08/08/07	5,447,822	5,447,822

		9,806,082

COMMERCIAL PAPER(c) – 1.62%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	2,072,591	2,068,188
BNP Paribas Finance Inc.
5.12%, 06/06/07	762,695	755,651
Bryant Park Funding LLC
5.28%, 04/23/07[d]	3,268,693	3,258,626
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	1,634,347	1,630,223
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	3,268,693	3,261,488
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	9,082,674	9,041,202
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	5,261,354	5,260,178
Five Finance Inc.
5.22%, 04/20/07[d]	1,002,399	999,783
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	3,813,475	3,765,481
Giro Funding Corp.
5.29%, 04/23/07[d]	2,179,129	2,172,404
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	4,249,301	4,216,003
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	1,089,564	1,074,044
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	3,268,693	3,257,634
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	1,634,347	1,629,063
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	2,753,286	2,719,128
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	4,916,027	4,892,272
Nationwide Building Society
5.21%, 04/13/07[d]	2,070,172	2,066,877
Nestle Capital Corp.
5.19%, 08/09/07	1,307,477	1,283,161
Park Granada LLC
5.50%, 04/02/07[d]	4,594,148	4,594,149
Park Sienna LLC
5.50%, 04/02/07[d]	435,826	435,826
Sedna Finance Inc.
5.22%, 04/17/07[d]	1,242,103	1,239,402
Simba Funding Corp.
5.20%, 07/23/07[d]	2,179,129	2,143,875
Societe Generale
5.18%, 05/16/07	5,447,822	5,413,331
Tulip Funding Corp.
5.30%, 04/26/07[d]	2,944,875	2,934,469
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	3,550,498	3,550,498
Westpac Banking Corp.
5.20%, 07/12/07[d]	1,961,216	1,932,604
Zela Finance Inc.
5.20%, 07/16/07[d]	1,307,477	1,287,647

		76,883,207

MEDIUM-TERM NOTES(c) – 0.12%
Bank of America N.A.
5.28%, 04/20/07	544,782	544,782

Cullinan Finance Corp.
5.71%, 06/28/07[d]	1,634,347	1,634,347
K2 USA LLC
5.39%, 06/04/07[d]	1,634,347	1,634,347
Sigma Finance Inc.
5.51%, 06/18/07[d]	1,786,886	1,786,886

		5,600,362

MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	5,753,578	5,753,578

		5,753,578

REPURCHASE AGREEMENTS(c) – 2.12%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,360,252 (collateralized by non-U.S. Government debt securities, value $4,493,928, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$4,358,258	4,358,258
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $6,409,570 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $6,846,272, 3.75% to 8.50%, 5/15/08 to 6/12/46).	6,406,639	6,406,639
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $4,142,201 (collateralized by U.S. Government obligations, value $4,227,783, 5.50%, 12/1/34).	4,140,345	4,140,345
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $3,270,191 (collateralized by non-U.S. Government debt securities, value $3,374,537, 1.00% to 10.00%, 10/17/18 to 11/25/52).	3,268,693	3,268,693
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $5,450,310 (collateralized by non-U.S. Government debt securities, value $5,951,190, 4.50% to 7.84%, 12/1/07 to 7/15/21).	5,447,822	5,447,822
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $218,013 (collateralized by non-U.S. Government debt securities, value $228,892, 4.50% to 7.84%, 12/1/07 to 7/15/21).	217,913	217,913
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $14,170,818 (collateralized by non-U.S. Government debt securities, value $15,080,962, 0.00% to 6.01%, 5/27/33 to 3/15/37).	14,164,338	14,164,338
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $2,398,151 (collateralized by non-U.S. Government debt securities, value $2,552,176, 0.00% to 6.01%, 5/27/33 to 3/15/37).	2,397,042	2,397,042

Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,308,086 (collateralized by non-U.S. Government debt securities, value $1,392,100, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,307,477	1,307,477
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $7,630,434 (collateralized by non-U.S. Government debt securities, value $8,017,081, 4.70% to 6.25%, 11/25/35 to 10/17/48).	7,626,951	7,626,951
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,360,252 (collateralized by non-U.S. Government debt securities, value $4,581,189, 0.00% to 8.85%, 8/15/09 to 10/15/49).	4,358,258	4,358,258
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $5,169,231 (collateralized by non-U.S. Government debt securities, value $5,365,715, 0.00% to 5.68%, 4/17/07 to 1/25/47).	5,166,867	5,166,867
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $2,180,144 (collateralized by non-U.S. Government debt securities, value $2,408,861, 5.65% to 9.49%, 1/1/17 to 6/1/48).	2,179,129	2,179,129
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,090,062 (collateralized by non-U.S. Government debt securities, value $1,145,380, 3.73% to 5.33%, 12/1/35 to 6/1/46).	1,089,564	1,089,564
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $545,034 (collateralized by non-U.S. Government debt securities, value $572,683, 4.70% to 8.75%, 6/1/10 to 3/15/32).	544,782	544,782
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $15,260,982 (collateralized by non-U.S. Government debt securities, value $19,404,798, 1.13% to 10.07%, 1/15/09 to 10/12/49).	15,253,902	15,253,902
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,180,126 (collateralized by non-U.S. Government debt securities, value $2,247,062, 3.60% to 10.13%, 7/15/07 to 7/1/26).	2,179,129	2,179,129
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $10,900,629 (collateralized by non-U.S. Government debt securities, value $11,461,896, 4.22% to 8.32%, 1/17/14 to 12/20/54).	10,895,644	10,895,644
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,180,126 (collateralized by non-U.S. Government debt securities, value $2,267,430, 0.00% to 10.00%, 4/1/07 to 3/31/37).	2,179,129	2,179,129
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $1,614,051 (collateralized by non-U.S. Government debt securities, value $2,075,936, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	1,525,390	1,525,390

Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $5,886,350 (collateralized by non-U.S. Government debt securities, value $6,184,605, 0.06% to 8.32%, 5/15/09 to 3/15/49).	5,883,648	5,883,648

		100,590,920

TIME DEPOSITS(c) – 0.54%
Bank of Montreal
5.25%, 04/02/07	4,414,980	4,414,980
Credit Suisse First Boston NY
5.32%, 04/03/07	10,895,644	10,895,644
Danske Bank
5.46%, 04/02/07	6,537,386	6,537,386
Deutsche Bank AG
5.25%, 04/02/07	3,814,609	3,814,609

		25,662,619

VARIABLE & FLOATING RATE NOTES(c) – 3.28%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	5,578,570	5,579,077
American Express Centurion Bank
5.41%, 07/19/07	2,397,042	2,397,869
American Express Credit Corp.
5.42%, 03/05/08	653,739	654,030
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	3,994	3,994
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	1,634,347	1,634,347
ASIF Global Financing
5.40%, 05/03/07[d]	217,913	217,923
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	1,416,434	1,416,434
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	3,159,737	3,159,819
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	5,556,778	5,556,847
BMW US Capital LLC
5.32%, 04/15/08[d]	2,179,129	2,179,129
BNP Paribas
5.33%, 11/19/07[d]	4,031,388	4,031,388
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	2,091,964	2,091,801
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	1,416,434	1,416,434
CC USA Inc.
5.35%, 07/30/07[d]	1,089,564	1,089,609
Commodore CDO Ltd.
5.42%, 12/12/07[d]	468,403	468,403
Credit Agricole SA
5.33%, 11/23/07	2,179,129	2,179,129
Cullinan Finance Corp.
5.36%, 04/25/07[d]	544,782	544,782
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	100,480	100,480
DEPFA Bank PLC
5.39%, 12/14/07[d]	2,179,129	2,179,129
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	2,505,998	2,506,020
Fifth Third Bancorp

5.32%, 02/22/08[d]	4,358,258	4,358,258
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	1,416,434	1,416,380
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	2,288,085	2,288,254
Granite Master Issuer PLC
5.29%, 08/20/07[d]	7,626,951	7,626,951
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	5,011,996	4,991,878
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	3,268,693	3,268,848
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	2,179,129	2,179,129
Holmes Financing PLC
5.29%, 07/16/07[d]	3,813,475	3,813,475
JP Morgan Securities Inc.
5.52%, 11/16/07	4,358,258	4,358,258
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	5,992,604	5,992,605
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	1,634,347	1,634,326
Kestrel Funding LLC
5.30%, 07/11/07[d]	871,652	871,626
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	1,307,477	1,307,477
Leafs LLC
5.32%, 01/22/08[d]	2,107,221	2,107,221
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	2,397,042	2,397,015
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	768,256	768,256
Marshall & Ilsley Bank
5.32%, 02/15/08	1,198,521	1,198,521
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	3,943,635	3,943,635
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	2,397,042	2,397,042
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	3,268,693	3,268,693
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	217,913	217,913
Mound Financing PLC
5.29%, 05/08/07[d]	2,048,381	2,048,381
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	3,486,606	3,486,578
National City Bank of Indiana
5.34%, 05/21/07	1,089,564	1,089,577
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	7,191,125	7,191,767
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	2,184,577	2,184,332
Northern Rock PLC
5.38%, 02/01/08[d]	2,614,955	2,614,999
Pricoa Global Funding I
5.31%, 02/27/08[d]	2,941,824	2,941,824
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	3,159,737	3,159,723
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	2,179,129	2,179,129
Strips III LLC
5.37%, 07/24/07[d]	429,371	429,371
SunTrust Bank

5.29%, 05/01/07	2,179,129	2,179,136
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	5,317,074	5,316,951
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	1,416,434	1,416,434
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	2,369,908	2,369,908
Wachovia Bank N.A.
5.48%, 05/22/07	5,513,196	5,513,200
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	1,634,347	1,634,664
Wells Fargo & Co.
5.33%, 11/15/07[d]	1,089,564	1,089,602
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	1,634,347	1,634,358
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	6,537,386	6,536,933
Wind Master Trust
5.31%, 07/25/07[d]	871,652	871,652

		155,700,924

TOTAL SHORT-TERM INVESTMENTS (Cost: $379,997,692)		379,997,692

TOTAL INVESTMENTS IN SECURITIES – 107.93% (Cost: $5,160,832,852)		5,122,809,502
Other Assets, Less Liabilities – (7.93)%		(376,579,907)

NET ASSETS – 100.00%		$4,746,229,595

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.97%

ADVERTISING – 0.12%
inVentiv Health Inc.[a]	44,358	$1,698,468

		1,698,468

AEROSPACE & DEFENSE – 2.17%
Armor Holdings Inc.[a,b]	150,284	10,118,622
Curtiss-Wright Corp.	219,012	8,440,722
EDO Corp.	47,468	1,243,662
Esterline Technologies Corp.[a]	43,173	1,773,115
GenCorp Inc.[a]	130,442	1,805,317
Moog Inc. Class Aa	107,381	4,472,419
Teledyne Technologies Inc.[a]	82,865	3,102,466

		30,956,323

AGRICULTURE – 0.25%
Delta & Pine Land Co.	87,197	3,592,516

		3,592,516

APPAREL – 2.66%
Crocs Inc.[a,b]	166,979	7,889,758
Deckers Outdoor Corp.[a]	54,457	3,867,536
Gymboree Corp.[a]	157,297	6,302,891
K-Swiss Inc. Class A	131,993	3,566,451
Oxford Industries Inc.	34,192	1,690,452
Quiksilver Inc.[a]	605,146	7,019,694
Skechers U.S.A. Inc. Class Aa	78,581	2,637,964
Wolverine World Wide Inc.	174,658	4,989,979

		37,964,725

AUTO MANUFACTURERS – 0.11%
A.S.V. Inc.[a,b]	102,005	1,556,596

		1,556,596

AUTO PARTS & EQUIPMENT – 0.10%
Keystone Automotive Industries Inc.[a]	43,917	1,480,003

		1,480,003

BANKS – 4.71%
Boston Private Financial Holdings Inc.	96,244	2,687,132
Cascade Bancorp	140,391	3,641,743
Corus Bankshares Inc.[b]	40,744	695,093
East West Bancorp Inc.	305,138	11,219,924
First Midwest Bancorp Inc.	89,625	3,293,719
First Republic Bank	60,022	3,223,181
Glacier Bancorp Inc.	148,348	3,566,286
Hanmi Financial Corp.	117,204	2,233,908
Independent Bank Corp. (Michigan)	53,637	1,092,586
Nara Bancorp Inc.	104,507	1,829,918
PrivateBancorp Inc.[b]	91,335	3,339,208
Prosperity Bancshares Inc.	107,967	3,750,774

Sterling Bancshares Inc.	144,972	1,620,787
Sterling Financial Corp. (Washington)	136,274	4,250,386
UCBH Holdings Inc.	494,787	9,212,934
Umpqua Holdings Corp.	138,813	3,716,024
United Community Banks Inc.	91,821	3,010,811
Wilshire Bancorp Inc.	77,056	1,263,718
Wintrust Financial Corp.	80,514	3,591,730

		67,239,862

BEVERAGES – 0.08%
Peet’s Coffee & Tea Inc.[a]	42,664	1,178,380

		1,178,380

BIOTECHNOLOGY – 1.13%
ArQule Inc.[a]	42,977	320,608
CryoLife Inc.[a]	29,443	247,616
Digene Corp.[a]	118,772	5,037,121
Enzo Biochem Inc.[a,b]	60,270	908,872
Integra LifeSciences Holdings Corp.[a,b]	98,124	4,472,492
Regeneron Pharmaceuticals Inc.[a]	187,952	4,063,522
Savient Pharmaceuticals Inc.[a]	88,035	1,058,181

		16,108,412

BUILDING MATERIALS – 0.70%
Drew Industries Inc.[a]	92,370	2,649,172
NCI Building Systems Inc.[a]	35,602	1,699,639
Simpson Manufacturing Co. Inc.[b]	182,072	5,615,100

		9,963,911

CHEMICALS – 0.10%
MacDermid Inc.	41,066	1,431,971

		1,431,971

COMMERCIAL SERVICES – 3.71%
Aaron Rents Inc.	140,567	3,716,591
Administaff Inc.	41,006	1,443,411
AMN Healthcare Services Inc.[a]	171,312	3,875,077
Arbitron Inc.	82,311	3,864,501
Bankrate Inc.[a,b]	56,834	2,002,830
Bright Horizons Family Solutions Inc.[a]	130,348	4,920,637
Central Parking Corp.	30,879	684,896
Coinstar Inc.[a]	137,502	4,303,813
Cross Country Healthcare Inc.[a]	62,829	1,145,373
Healthcare Services Group Inc.[b]	84,580	2,423,217
Heidrick & Struggles International Inc.[a]	23,536	1,140,319
Kendle International Inc.[a]	23,053	818,843
Labor Ready Inc.[a]	115,702	2,197,181
MAXIMUS Inc.	49,309	1,700,174
On Assignment Inc.[a]	53,975	669,830
PAREXEL International Corp.[a]	64,833	2,332,043
PharmaNet Development Group Inc.[a]	91,548	2,380,248
Pre-Paid Legal Services Inc.[a,b]	45,556	2,282,811
Rewards Network Inc.[a]	132,295	701,163
Universal Technical Institute Inc.[a]	36,724	847,590
Vertrue Inc.[a]	48,267	2,322,125
Watson Wyatt Worldwide Inc.	149,718	7,283,781

		53,056,454

COMPUTERS – 4.29%
CACI International Inc. Class Aa,b	152,556	7,148,774
Carreker Corp.[a]	27,678	221,978
Catapult Communications Corp.[a]	24,819	241,737
FactSet Research Systems Inc.	187,746	11,799,836

Hutchinson Technology Inc.[a]	73,688	1,720,615
Komag Inc.[a,b]	154,501	5,056,818
Kronos Inc.[a]	158,178	8,462,523
Manhattan Associates Inc.[a]	135,764	3,724,007
Mercury Computer Systems Inc.[a]	64,910	900,302
MICROS Systems Inc.[a]	201,543	10,881,307
MTS Systems Corp.	47,224	1,834,180
Sykes Enterprises Inc.[a]	44,093	804,256
Synaptics Inc.[a]	128,543	3,288,130
TALX Corp.	155,805	5,161,820

		61,246,283

COSMETICS & PERSONAL CARE – 0.24%
Chattem Inc.[a]	57,350	3,380,209

		3,380,209

DISTRIBUTION & WHOLESALE – 1.37%
LKQ Corp.[a]	225,641	4,932,512
Pool Corp.[b]	251,066	8,988,163
ScanSource Inc.[a,b]	128,187	3,440,539
Watsco Inc.	43,815	2,237,632

		19,598,846

DIVERSIFIED FINANCIAL SERVICES – 1.14%
Investment Technology Group Inc.[a]	219,085	8,588,132
Portfolio Recovery Associates Inc.[a]	79,336	3,542,352
TradeStation Group Inc.[a]	51,862	652,943
World Acceptance Corp.[a]	87,356	3,489,872

		16,273,299

ELECTRIC – 0.16%
El Paso Electric Co.[a]	86,147	2,269,973

		2,269,973

ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
Greatbatch Inc.[a,b]	109,581	2,794,315
Littelfuse Inc.[a]	47,976	1,947,826
Magnetek Inc.[a]	51,335	258,728

		5,000,869

ELECTRONICS – 5.14%
Bel Fuse Inc. Class B	20,578	796,574
Brady Corp. Class A	118,065	3,683,628
Checkpoint Systems Inc.[a]	84,116	1,990,185
Cubic Corp.	44,649	966,204
Cymer Inc.[a]	75,814	3,150,072
Daktronics Inc.	158,197	4,340,926
Dionex Corp.[a]	95,630	6,513,359
FEI Co.[a]	61,378	2,213,291
FLIR Systems Inc.[a,b]	326,150	11,633,770
Itron Inc.[a]	127,621	8,300,470
Lo-Jack Corp.[a]	59,432	1,128,019
Paxar Corp.[a]	94,676	2,717,201
Rogers Corp.[a]	49,054	2,175,545
Sonic Solutions Inc.[a]	59,455	838,315
Technitrol Inc.	66,914	1,752,478
Trimble Navigation Ltd.[a]	588,283	15,789,516
Watts Water Technologies Inc. Class A	65,720	2,499,332
Woodward Governor Co.	55,426	2,281,888
X-Rite Inc.	51,666	669,075

		73,439,848

ENERGY - ALTERNATE SOURCES – 0.32%
Headwaters Inc.[a,b]	210,789	4,605,740

		4,605,740

ENGINEERING & CONSTRUCTION – 0.08%
Insituform Technologies Inc. Class Aa	58,319	1,212,452

		1,212,452

ENTERTAINMENT – 0.22%
Shuffle Master Inc.[a,b]	173,845	3,172,671

		3,172,671

ENVIRONMENTAL CONTROL – 0.85%
Tetra Tech Inc.[a]	106,201	2,024,191
Waste Connections Inc.[a]	339,092	10,152,414

		12,176,605

FOOD – 1.86%
Corn Products International Inc.	144,168	5,130,939
Hain Celestial Group Inc.[a]	91,481	2,750,834
J&J Snack Foods Corp.	38,191	1,508,163
Ralcorp Holdings Inc.[a]	79,647	5,121,302
Sanderson Farms Inc.	78,836	2,921,662
TreeHouse Foods Inc.[a]	85,308	2,599,335
United Natural Foods Inc.[a]	212,000	6,495,680

		26,527,915

FOREST PRODUCTS & PAPER – 0.06%
Deltic Timber Corp.	18,683	896,037

		896,037

GAS – 1.30%
Energen Corp.	221,726	11,283,636
Southern Union Co.	241,058	7,325,753

		18,609,389

HEALTH CARE - PRODUCTS – 9.11%
American Medical Systems Holdings Inc.[a,b]	356,366	7,544,268
ArthroCare Corp.[a,b]	135,684	4,890,051
BioLase Technology Inc.[a,b]	118,319	1,151,244
Biosite Inc.[a]	79,905	6,709,623
CONMED Corp.[a]	50,110	1,464,715
Cooper Companies Inc.	223,148	10,849,456
Cyberonics Inc.[a]	63,446	1,191,516
DJO Inc.[a]	69,262	2,625,030
Haemonetics Corp.[a]	83,646	3,910,450
Hologic Inc.[a]	264,260	15,231,946
ICU Medical Inc.[a]	73,044	2,863,325
IDEXX Laboratories Inc.[a]	155,244	13,604,032
Immucor Inc.[a]	341,401	10,047,432
Kensey Nash Corp.[a]	58,360	1,779,980
LCA-Vision Inc.	44,541	1,834,644
Mentor Corp.	210,678	9,691,188
Meridian Bioscience Inc.	45,899	1,274,156
Merit Medical Systems Inc.[a]	136,410	1,711,945
Palomar Medical Technologies Inc.[a]	37,285	1,489,536
PolyMedica Corp.	112,281	4,752,855
Possis Medical Inc.[a]	85,578	1,113,370
PSS World Medical Inc.[a]	124,789	2,638,039
Respironics Inc.[a]	363,276	15,253,959
SurModics Inc.[a,b]	78,951	2,842,236
Viasys Healthcare Inc.[a]	74,873	2,544,933
Vital Sign Inc.	21,332	1,108,837

		130,118,766

HEALTH CARE - SERVICES – 4.51%
Amedisys Inc.[a]	127,573	4,137,192
AMERIGROUP Corp.[a]	95,992	2,918,157
AmSurg Corp.[a]	149,068	3,650,675
Centene Corp.[a]	107,264	2,251,471
Healthways Inc.[a]	173,089	8,091,911
Matria Healthcare Inc.[a]	46,948	1,237,549
Odyssey Healthcare Inc.[a]	170,865	2,243,457
Option Care Inc.	106,873	1,421,411
Pediatrix Medical Group Inc.[a]	241,385	13,773,428
Sierra Health Services Inc.[a]	278,125	11,450,406
Sunrise Senior Living Inc.[a]	222,930	8,810,194
United Surgical Partners International Inc.[a]	142,113	4,378,502

		64,364,353

HOME BUILDERS – 1.73%
Meritage Homes Corp.[a]	109,219	3,508,114
NVR Inc.[a,b]	23,963	15,935,395
Winnebago Industries Inc.[b]	156,232	5,254,082

		24,697,591

HOUSEHOLD PRODUCTS & WARES – 1.15%
Central Gardenand Pet Co. Class Aa	107,006	1,572,988
Fossil Inc.[a]	224,816	5,950,880
Harland (John H.) Co.	73,834	3,782,516
Playtex Products Inc.[a]	277,325	3,763,300
WD-40 Co.	44,067	1,397,365

		16,467,049

HOUSEWARES – 0.72%
Toro Co. (The)	201,132	10,306,004

		10,306,004

INSURANCE – 3.44%
Delphi Financial Group Inc. Class A	124,722	5,017,566
Hilb, Rogal & Hobbs Co.	179,988	8,828,411
Infinity Property & Casualty Corp.	97,801	4,582,955
Philadelphia Consolidated Holding Corp.[a]	284,787	12,527,780
ProAssurance Corp.[a]	109,012	5,575,964
RLI Corp.	66,356	3,644,935
Triad Guaranty Inc.[a]	44,838	1,856,742
United Fire & Casualty Co.	56,543	1,986,356
Zenith National Insurance Corp.	106,898	5,053,068

		49,073,777

INTERNET – 2.00%
Blue Coat Systems Inc.[a]	23,686	869,987
Blue Nile Inc.[a,b]	20,087	816,737
j2 Global Communications Inc.[a,b]	244,938	6,789,681
Napster Inc.[a]	63,620	263,387
PC-Tel Inc.[a]	28,191	286,702
Secure Computing Corp.[a]	173,333	1,334,664
Stamps.com Inc.[a]	46,498	668,176
WebEx Communications Inc.[a]	218,343	12,414,983
Websense Inc.[a]	222,633	5,118,333

		28,562,650

IRON & STEEL – 2.20%
Carpenter Technology Corp.	40,746	4,920,487
Chaparral Steel Co.	230,421	13,403,590
Cleveland-Cliffs Inc.	205,002	13,122,178

		31,446,255

LEISURE TIME – 0.86%
Multimedia Games Inc.[a,b]	137,043	1,630,812
Nautilus Inc.	156,792	2,419,301
Polaris Industries Inc.[b]	126,220	6,056,036
WMS Industries Inc.[a]	54,075	2,121,903

		12,228,052

LODGING – 0.09%
Monarch Casino & Resort Inc.[a]	52,279	1,359,254

		1,359,254

MACHINERY – 2.50%
Astec Industries Inc.[a]	27,152	1,092,868
Cascade Corp.	20,060	1,201,193
Gardner Denver Inc.[a]	143,838	5,012,754
IDEX Corp.	114,684	5,835,122
Intevac Inc.[a]	31,576	832,659
Lindsay Corp.	30,624	973,537
Manitowoc Co. Inc. (The)	308,527	19,600,720
Robbins & Myers Inc.	31,758	1,184,256

		35,733,109

MANUFACTURING – 1.92%
Acuity Brands Inc.	90,059	4,902,812
AptarGroup Inc.	92,751	6,207,824
Ceradyne Inc.[a,b]	134,543	7,364,884
CLARCOR Inc.	155,029	4,929,922
EnPro Industries Inc.[a]	64,119	2,311,490
Griffon Corp.[a]	70,434	1,743,241

		27,460,173

METAL FABRICATE & HARDWARE – 0.34%
Kaydon Corp.	53,186	2,263,596
Valmont Industries Inc.	45,153	2,611,198

		4,874,794

MINING – 0.37%
Brush Engineered Materials Inc.[a]	24,991	1,211,314
RTI International Metals Inc.[a]	44,412	4,041,936

		5,253,250

OFFICE & BUSINESS EQUIPMENT – 0.23%
Global Imaging Systems Inc.[a]	172,265	3,359,168

		3,359,168

OFFICE FURNISHINGS – 0.08%
Interface Inc. Class A	69,892	1,117,573

		1,117,573

OIL & GAS – 4.46%
Atwood Oceanics Inc.[a]	57,775	3,390,815
Cabot Oil & Gas Corp.	239,942	16,152,895
Penn Virginia Corp.	92,998	6,826,053
Petroleum Development Corp.[a]	73,609	3,943,234
St. Mary Land & Exploration Co.	311,545	11,427,471
Stone Energy Corp.[a]	139,277	4,135,134
Swift Energy Co.[a]	147,570	6,163,999
Unit Corp.[a]	230,326	11,652,192

		63,691,793

OIL & GAS SERVICES – 4.72%
CARBO Ceramics Inc.	100,765	4,690,611
Dril-Quip Inc.[a]	64,398	2,787,145
Helix Energy Solutions Group Inc.[a]	454,530	16,949,424
Hornbeck Offshore Services Inc.[a]	116,930	3,350,045
Hydril Co.[a]	90,848	8,743,212
Input/Output Inc.[a]	94,500	1,302,210
Lufkin Industries Inc.	34,124	1,917,086
Oceaneering International Inc.[a]	275,116	11,587,886
SEACOR Holdings Inc.[a]	38,204	3,759,274
Tetra Technologies Inc.[a]	218,440	5,397,652
W-H Energy Services Inc.[a]	149,835	7,003,288

		67,487,833

PHARMACEUTICALS – 2.69%
Bradley Pharmaceuticals Inc.[a]	81,720	1,568,207
HealthExtras Inc.[a]	147,686	4,250,403
Mannatech Inc.[b]	36,829	591,474
MGI Pharma Inc.[a]	220,066	4,944,883
NBTY Inc.[a]	280,998	14,904,134
Noven Pharmaceuticals Inc.[a]	121,999	2,830,377
PetMed Express Inc.[a]	120,874	1,432,357
Sciele Pharma Inc.[a]	145,925	3,455,504
USANA Health Sciences Inc.[a,b]	45,184	2,117,774
ViroPharma Inc.[a]	166,245	2,385,616

		38,480,729

REAL ESTATE INVESTMENT TRUSTS – 0.87%
Essex Property Trust Inc.	47,969	6,211,026
Kilroy Realty Corp.	51,724	3,814,645
PS Business Parks Inc.	34,141	2,407,623

		12,433,294

RETAIL – 10.22%
Brown Shoe Co. Inc.	52,850	2,219,700
California Pizza Kitchen Inc.[a]	63,629	2,092,758
Cash America International Inc.	94,428	3,871,548
Cato Corp. Class A	76,978	1,800,515
CEC Entertainment Inc.[a]	165,624	6,880,021
Children’s Place Retail Stores Inc. (The)[a]	116,060	6,471,506
Christopher & Banks Corp.	187,231	3,645,388
Dress Barn Inc.[a]	228,961	4,764,678
Finish Line Inc. (The) Class A	118,645	1,494,927
First Cash Financial Services Inc.[a]	100,816	2,246,180
Genesco Inc.[a]	82,848	3,440,677
Guitar Center Inc.[a]	146,140	6,593,837
Hibbett Sports Inc.[a]	158,066	4,519,107
Hot Topic Inc.[a]	219,555	2,437,061
IHOP Corp.	36,775	2,156,854
Jack in the Box Inc.[a]	169,544	11,720,577
Jos. A. Bank Clothiers Inc.[a,b]	89,616	3,167,926
MarineMax Inc.[a]	43,784	1,014,913
Men’s Wearhouse Inc. (The)	150,012	7,058,065
Movado Group Inc.	40,461	1,191,576
P.F. Chang’s China Bistro Inc.[a,b]	127,750	5,350,170
Panera Bread Co. Class Aa	157,649	9,310,750
Papa John’s International Inc.[a]	112,985	3,321,759
Rare Hospitality International Inc.[a]	105,954	3,188,156
Red Robin Gourmet Burgers Inc.[a]	39,677	1,540,261
Ruth’s Chris Steak House Inc.[a]	44,328	902,518
School Specialty Inc.[a]	39,722	1,434,361
Select Comfort Corp.[a,b]	156,395	2,783,831
Sonic Corp.[a]	340,009	7,575,401
Stage Stores Inc.	217,571	5,071,580

Steak n Shake Co. (The)[a]	78,562	1,317,485
Tractor Supply Co.[a,b]	172,283	8,872,575
Triarc Companies Inc. Class B	108,227	1,860,422
Tuesday Morning Corp.	90,572	1,344,088
Tween Brands Inc.[a]	158,986	5,678,980
World Fuel Services Corp.	90,419	4,182,783
Zale Corp.[a]	130,742	3,448,974

		145,971,908

SAVINGS & LOANS – 0.52%
Anchor BanCorp Wisconsin Inc.	47,697	1,352,210
BankUnited Financial Corp. Class A	68,362	1,449,958
FirstFed Financial Corp.[a]	43,801	2,489,211
Franklin Bank Corp.[a]	116,964	2,090,147

		7,381,526

SEMICONDUCTORS – 1.74%
Actel Corp.[a]	37,496	619,434
ATMI Inc.[a]	59,152	1,808,277
Cabot Microelectronics Corp.[a]	119,382	4,000,491
Diodes Inc.[a]	99,529	3,468,586
DSP Group Inc.[a]	91,247	1,733,693
Kopin Corp.[a]	110,136	372,260
Microsemi Corp.[a]	159,882	3,327,144
Rudolph Technologies Inc.[a]	44,447	775,156
Standard Microsystems Corp.[a]	49,651	1,516,342
Supertex Inc.[a]	27,308	906,899
Varian Semiconductor Equipment Associates Inc.[a]	118,035	6,300,708

		24,828,990

SOFTWARE – 5.17%
Allscripts Healthcare Solutions Inc.[a]	105,679	2,833,254
Altiris Inc.[a]	120,552	3,967,366
ANSYS Inc.[a]	192,107	9,753,272
Avid Technology Inc.[a]	61,249	2,136,365
Blackbaud Inc.	220,277	5,379,164
Captaris Inc.[a]	39,242	227,211
Concur Technologies Inc.[a]	48,535	847,421
Dendrite International Inc.[a]	130,758	2,047,670
eFunds Corp.[a]	233,637	6,228,762
Epicor Software Corp.[a]	172,396	2,398,028
EPIQ Systems Inc.[a]	71,566	1,458,515
Hyperion Solutions Corp.[a]	157,891	8,183,491
JDA Software Group Inc.[a]	50,934	765,538
ManTech International Corp. Class Aa	90,669	3,029,251
MapInfo Corp.[a]	38,110	767,154
Neoware Inc.[a,b]	99,470	1,001,663
Phoenix Technologies Ltd.[a]	48,436	302,725
Progress Software Corp.[a]	120,776	3,768,211
Quality Systems Inc.[b]	84,550	3,382,000
SPSS Inc.[a]	32,324	1,166,896
Take-Two Interactive Software Inc.[a,b]	361,486	7,280,328
THQ Inc.[a]	201,494	6,889,080

		73,813,365

STORAGE & WAREHOUSING – 0.33%
Mobile Mini Inc.[a]	177,650	4,757,467

		4,757,467

TELECOMMUNICATIONS – 1.45%
Aeroflex Inc.[a]	200,995	2,643,084
C-COR Inc.[a]	57,383	795,328

Comtech Telecommunications Corp.[a]	114,736	4,443,725
CT Communications Inc.	25,796	621,684
Ditech Networks Inc.[a]	40,514	328,974
General Communication Inc. Class Aa	222,889	3,120,446
Harmonic Inc.[a]	100,175	983,719
NETGEAR Inc.[a]	169,782	4,843,880
Network Equipment Technologies Inc.[a]	31,708	307,568
Novatel Wireless Inc.[a]	32,619	523,209
Viasat Inc.[a]	65,522	2,160,260

		20,771,877

TEXTILES – 0.09%
UniFirst Corp.	32,585	1,250,286

		1,250,286

TOYS, GAMES & HOBBIES – 0.21%
RC2 Corp.[a]	72,941	2,946,087

		2,946,087

TRANSPORTATION – 3.03%
Bristow Group Inc.[a]	60,658	2,210,984
Forward Air Corp.	151,721	4,988,586
Heartland Express Inc.	293,621	4,662,701
Hub Group Inc. Class Aa	69,383	2,011,413
Kirby Corp.[a]	263,766	9,226,535
Knight Transportation Inc.	286,421	5,104,022
Landstar System Inc.	279,492	12,811,913
Old Dominion Freight Line Inc.[a]	77,801	2,241,447

		43,257,601

TOTAL COMMON STOCKS (Cost: $1,245,135,777)		1,428,132,331

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 8.49%

CERTIFICATES OF DEPOSIT(c) – 0.22%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,405,732	1,405,732
Deutsche Bank AG
5.35%, 08/08/07	1,757,163	1,757,163

		3,162,895

COMMERCIAL PAPER(c) – 1.74%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	668,502	667,084
BNP Paribas Finance Inc.
5.12%, 06/06/07	246,003	243,731
Bryant Park Funding LLC
5.28%, 04/23/07[d]	1,054,298	1,051,050
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	527,149	525,819
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	1,054,298	1,051,974
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	2,929,563	2,916,186

Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	1,697,019	1,696,639
Five Finance Inc.
5.22%, 04/20/07[d]	323,318	322,474
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	1,230,014	1,214,534
Giro Funding Corp.
5.29%, 04/23/07[d]	702,865	700,696
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	1,370,587	1,359,847
Irish Permanent Treasury PLC
5.18%, 07/10/07d	351,433	346,426
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	1,054,298	1,050,731
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	527,149	525,445
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	888,056	877,038
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	1,585,636	1,577,973
Nationwide Building Society
5.21%, 04/13/07[d]	667,722	666,659
Nestle Capital Corp.
5.19%, 08/09/07	421,719	413,876
Park Granada LLC
5.50%, 04/02/07[d]	1,481,815	1,481,815
Park Sienna LLC
5.50%, 04/02/07[d]	140,573	140,573
Sedna Finance Inc.
5.22%, 04/17/07[d]	400,633	399,762
Simba Funding Corp.
5.20%, 07/23/07[d]	702,865	691,494
Societe Generale
5.18%, 05/16/07	1,757,163	1,746,038
Tulip Funding Corp.
5.30%, 04/26/07[d]	949,852	946,496
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	1,145,192	1,145,192
Westpac Banking Corp.
5.20%, 07/12/07[d]	632,579	623,350
Zela Finance Inc.
5.20%, 07/16/07[d]	421,719	415,323

		24,798,225
MEDIUM-TERM NOTES(c) – 0.13%
Bank of America N.A.
5.28%, 04/20/07	175,716	175,716
Cullinan Finance Corp.
5.71%, 06/28/07[d]	527,149	527,149
K2 USA LLC
5.39%, 06/04/07[d]	527,149	527,149
Sigma Finance Inc.
5.51%, 06/18/07[d]	576,349	576,349

		1,806,363

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	499,434	499,434

499,434

REPURCHASE AGREEMENTS(c) – 2.27%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,406,373 (collateralized by non-U.S. Government debt securities, value $1,449,490, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,405,730	1,405,730
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,067,369 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,208,225, 3.75% to 8.50%, 5/15/08 to 6/12/46).	2,066,424	2,066,424
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,336,043 (collateralized by U.S. Government obligations, value $1,363,647, 5.50%, 12/1/34).	1,335,444	1,335,444
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,054,781 (collateralized by non-U.S. Government debt securities, value $1,088,437, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,054,298	1,054,298
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,757,965 (collateralized by non-U.S. Government debt securities, value $1,919,521, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,757,163	1,757,163
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $70,319 (collateralized by non-U.S. Government debt securities, value $73,828, 4.50% to 7.84%, 12/1/07 to 7/15/21).	70,287	70,287
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,570,713 (collateralized by non-U.S. Government debt securities, value $4,864,276, 0.00% to 6.01%, 5/27/33 to 3/15/37).	4,568,623	4,568,623
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $773,510 (collateralized by non-U.S. Government debt securities, value $823,189, 0.00% to 6.01%, 5/27/33 to 3/15/37).	773,152	773,152
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $421,915 (collateralized by non-U.S. Government debt securities, value $449,014, 0.00% to 6.01%, 5/27/33 to 3/15/37).	421,719	421,719
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,461,151 (collateralized by non-U.S. Government debt securities, value $2,585,862, 4.70% to 6.25%, 11/25/35 to 10/17/48).	2,460,028	2,460,028
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,406,373 (collateralized by non-U.S. Government debt securities, value $1,477,636, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,405,730	1,405,730

Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,667,304 (collateralized by non-U.S. Government debt securities, value $1,730,680, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,666,542	1,666,542
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $703,192 (collateralized by non-U.S. Government debt securities, value $776,964, 5.65% to 9.49%, 1/1/17 to 6/1/48).	702,865	702,865
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $351,594 (collateralized by non-U.S. Government debt securities, value $369,436, 3.73% to 5.33%, 12/1/35 to 6/1/46).	351,433	351,433
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $175,797 (collateralized by non-U.S. Government debt securities, value $184,716, 4.70% to 8.75%, 6/1/10 to 3/15/32).	175,716	175,716
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $4,922,340 (collateralized by non-U.S. Government debt securities, value $6,258,903, 1.13% to 10.07%, 1/15/09 to 10/12/49).	4,920,056	4,920,056
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $703,187 (collateralized by non-U.S. Government debt securities, value $724,777, 3.60% to 10.13%, 7/15/07 to 7/1/26).	702,865	702,865
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,515,934 (collateralized by non-U.S. Government debt securities, value $3,696,967, 4.22% to 8.32%, 1/17/14 to 12/20/54).	3,514,326	3,514,326
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $703,187 (collateralized by non-U.S. Government debt securities, value $731,346, 0.00% to 10.00%, 4/1/07 to 3/31/37).	702,865	702,865
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $520,603 (collateralized by non-U.S. Government debt securities, value $669,581, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	492,006	492,006
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,898,607 (collateralized by non-U.S. Government debt securities, value $1,994,808, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,897,736	1,897,736

		32,445,008

TIME DEPOSITS(c) – 0.58%
Bank of Montreal
5.25%, 04/02/07	1,424,026	1,424,026
Credit Suisse First Boston NY
5.32%, 04/03/07	3,514,326	3,514,326
Danske Bank
5.46%, 04/02/07	2,108,595	2,108,595
Deutsche Bank AG
5.25%, 04/02/07	1,230,380	1,230,380

		8,277,327

VARIABLE & FLOATING RATE NOTES(c) – 3.52%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	1,799,335	1,799,498
American Express Centurion Bank
5.41%, 07/19/07	773,152	773,419
American Express Credit Corp.
5.42%, 03/05/08	210,860	210,954
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,288	1,288
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	527,149	527,149
ASIF Global Financing
5.40%, 05/03/07[d]	70,287	70,290
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	456,862	456,862
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	1,019,154	1,019,181
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	1,792,306	1,792,328
BMW US Capital LLC
5.32%, 04/15/08[d]	702,865	702,865
BNP Paribas
5.33%, 11/19/07[d]	1,300,301	1,300,301
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	674,751	674,698
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	456,862	456,863
CC USA Inc.
5.35%, 07/30/07[d]	351,433	351,447
Commodore CDO Ltd.
5.42%, 12/12/07[d]	151,081	151,081
Credit Agricole SA
5.33%, 11/23/07	702,865	702,865
Cullinan Finance Corp.
5.36%, 04/25/07[d]	175,716	175,716
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	32,409	32,409
DEPFA Bank PLC
5.39%, 12/14/07[d]	702,865	702,865
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	808,295	808,302
Fifth Third Bancorp
5.32%, 02/22/08[d]	1,405,730	1,405,730
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	456,862	456,846
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	738,008	738,063
Granite Master Issuer PLC
5.29%, 08/20/07[d]	2,460,028	2,460,028
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	1,616,590	1,610,101
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,054,298	1,054,348
HBOS Treasury Services PLC
5.41%, 01/24/08d	702,865	702,865
Holmes Financing PLC
5.29%, 07/16/07d	1,230,014	1,230,014
JP Morgan Securities Inc.
5.52%, 11/16/07	1,405,730	1,405,730
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	1,932,879	1,932,879

K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	527,149	527,142
Kestrel Funding LLC
5.30%, 07/11/07[d]	281,146	281,138
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	421,719	421,719
Leafs LLC
5.32%, 01/22/08[d]	679,672	679,672
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	773,152	773,143
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	247,796	247,796
Marshall & Ilsley Bank
5.32%, 02/15/08	386,576	386,576
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	1,271,996	1,271,997
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	773,152	773,152
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	1,054,298	1,054,298
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	70,287	70,287
Mound Financing PLC
5.29%, 05/08/07[d]	660,693	660,693
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	1,124,584	1,124,575
National City Bank of Indiana
5.34%, 05/21/07	351,433	351,437
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	2,319,455	2,319,661
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	704,622	704,544
Northern Rock PLC
5.38%, 02/01/08[d]	843,438	843,453
Pricoa Global Funding I
5.31%, 02/27/08[d]	948,868	948,868
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	1,019,154	1,019,150
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	702,865	702,865
Strips III LLC
5.37%, 07/24/07[d]	138,491	138,491
SunTrust Bank
5.29%, 05/01/07	702,865	702,867
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	1,714,991	1,714,951
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	456,862	456,862
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	764,400	764,400
Wachovia Bank N.A.
5.48%, 05/22/07	1,778,249	1,778,250
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	527,149	527,251
Wells Fargo & Co.
5.33%, 11/15/07[d]	351,433	351,445
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	527,149	527,153
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	2,108,595	2,108,450
Wind Master Trust
5.31%, 07/25/07[d]	281,146	281,146

		50,220,417

TOTAL SHORT-TERM INVESTMENTS (Cost: $121,209,669)	121,209,669

TOTAL INVESTMENTS IN SECURITIES – 108.46% (Cost: $1,366,345,446)	1,549,342,000
Other Assets, Less Liabilities – (8.46)%	(120,846,148)

NET ASSETS – 100.00%	$1,428,495,852

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.27%
inVentiv Health Inc.[a]	139,557	$5,343,638

		5,343,638

AEROSPACE & DEFENSE – 1.75%
AAR Corp.[a]	244,608	6,741,396
EDO Corp.	45,802	1,200,012
Esterline Technologies Corp.[a]	111,656	4,585,712
GenCorp Inc.[a]	195,865	2,710,772
Kaman Corp.	159,815	3,725,288
Moog Inc. Class Aa	137,563	5,729,499
Teledyne Technologies Inc.[a]	119,879	4,488,270
Triumph Group Inc.	108,414	5,999,631

		35,180,580

AGRICULTURE – 0.53%
Alliance One International Inc.[a]	580,937	5,362,049
Delta & Pine Land Co.	125,656	5,177,027

		10,539,076

AIRLINES – 0.72%
Frontier Airlines Holdings Inc.[a,b]	242,995	1,460,400
Mesa Air Group Inc.[a]	219,704	1,654,371
SkyWest Inc.	425,653	11,420,270

		14,535,041

APPAREL – 0.91%
Ashworth Inc.[a]	95,550	723,314
Kellwood Co.[b]	166,455	4,882,125
Oxford Industries Inc.	55,605	2,749,111
Skechers U.S.A. Inc. Class Aa	69,369	2,328,717
Stride Rite Corp.	241,206	3,712,160
Wolverine World Wide Inc.	136,014	3,885,920

		18,281,347

AUTO MANUFACTURERS – 0.16%
Wabash National Corp.	201,965	3,114,300

		3,114,300

AUTO PARTS & EQUIPMENT – 0.31%
Keystone Automotive Industries Inc.[a]	49,828	1,679,204
Standard Motor Products Inc.	78,818	1,345,423
Superior Industries International Inc.[b]	151,402	3,153,704

		6,178,331

BANKS – 7.68%
Bank Mutual Corp.	398,972	4,536,312
Boston Private Financial Holdings Inc.	114,259	3,190,111
Central Pacific Financial Corp.	203,294	7,434,462
Chittenden Corp.	299,521	9,042,539

Community Bank System Inc.	198,018	4,142,537
Corus Bankshares Inc.[b]	164,591	2,807,922
First BanCorp (Puerto Rico)	550,748	7,302,918
First Commonwealth Financial Corp.	415,771	4,885,309
First Financial Bancorp	212,148	3,205,556
First Indiana Corp.	85,379	1,865,531
First Midwest Bancorp Inc.	211,378	7,768,142
First Republic Bank	124,689	6,695,799
Fremont General Corp.[b]	448,171	3,105,825
Glacier Bancorp Inc.	149,635	3,597,225
Hanmi Financial Corp.	120,307	2,293,051
Independent Bank Corp. (Michigan)	63,350	1,290,440
Irwin Financial Corp.	124,102	2,313,261
Prosperity Bancshares Inc.	84,221	2,925,838
Provident Bankshares Corp.[b]	213,093	7,002,236
South Financial Group Inc. (The)	492,971	12,186,243
Sterling Bancorp	124,078	2,245,812
Sterling Bancshares Inc.	281,278	3,144,688
Sterling Financial Corp. (Washington)	155,273	4,842,965
Susquehannabancshares Inc.	344,692	7,993,407
TrustCo Bank Corp. NYb	495,717	4,748,969
Umpqua Holdings Corp.	200,065	5,355,740
United Bancshares Inc.	241,277	8,451,933
United Community Banks Inc.	117,146	3,841,217
Whitney Holding Corp.	436,402	13,345,173
Wintrust Financial Corp.	59,569	2,657,373

		154,218,534

BEVERAGES – 0.05%
Peet’s Coffee & Tea Inc.[a]	34,808	961,397

		961,397

BIOTECHNOLOGY – 0.71%
ArQule Inc.[a]	129,043	962,661
Cambrex Corp.	176,996	4,354,102
CryoLife Inc.[a]	108,308	910,870
Enzo Biochem Inc.[a,b]	123,376	1,860,510
Regeneron Pharmaceuticals Inc.[a]	182,367	3,942,775
Savient Pharmaceuticals Inc.[a]	190,148	2,285,579

		14,316,497

BUILDING MATERIALS – 1.97%
Apogee Enterprises Inc.	187,648	3,760,466
Lennox International Inc.	379,679	13,554,540
NCI Building Systems Inc.[a,b]	85,381	4,076,089
Texas Industries Inc.[b]	158,999	12,009,194
Universal Forest Products Inc.	124,939	6,190,727

		39,591,016

CHEMICALS – 2.39%
Arch Chemicals Inc.	160,343	5,005,908
Fuller (H.B.) Co.	400,612	10,924,689
Georgia Gulf Corp.	226,395	3,669,863
MacDermid Inc.	110,913	3,867,536
OM Group Inc.[a]	196,802	8,793,113
OMNOVA Solutions Inc.[a]	278,537	1,520,812
Penford Corp.	59,325	1,194,806
PolyOne Corp.[a]	614,208	3,746,669
Quaker Chemical Corp.	66,222	1,576,746
Schulman (A.) Inc.	160,452	3,780,249
Tronox Inc. Class B	272,877	3,814,820

		47,895,211

COAL – 0.64%
Massey Energy Co.	536,271	12,865,141

		12,865,141

COMMERCIAL SERVICES – 4.84%
Aaron Rents Inc.	135,456	3,581,457
ABM Industries Inc.	288,203	7,605,677
Administaff Inc.	106,145	3,736,304
Arbitron Inc.	86,572	4,064,555
Bowne & Co. Inc.	192,000	3,020,160
CDI Corp.	85,869	2,483,331
Central Parking Corp.	67,416	1,495,287
Chemed Corp.	176,235	8,628,466
Consolidated Graphics Inc.[a]	77,860	5,765,533
CPI Corp.	34,439	1,808,392
Cross Country Healthcare Inc.[a]	60,555	1,103,918
Gevity HR Inc.	166,614	3,288,960
Healthcare Services Group Inc.	69,397	1,988,224
Heidrick & Struggles International Inc.[a]	84,661	4,101,825
Hooper Holmes Inc.[a]	448,232	2,003,597
Kendle International Inc.[a]	50,302	1,786,727
Labor Ready Inc.[a]	184,452	3,502,743
Live Nation Inc.[a]	433,515	9,563,341
MAXIMUS Inc.	77,530	2,673,234
Midas Inc.[a]	78,238	1,687,594
On Assignment Inc.[a]	146,062	1,812,629
PAREXEL International Corp.[a]	94,086	3,384,273
Spherion Corp.[a]	374,343	3,301,705
StarTek Inc.	75,292	737,109
Universal Technical Institute Inc.[a,b]	104,174	2,404,336
Viad Corp.	140,633	5,428,434
Volt Information Sciences Inc.[a,b]	85,269	2,233,195
Watson Wyatt Worldwide Inc.	81,288	3,954,661

		97,145,667

COMPUTERS – 1.02%
Agilysys Inc.	204,041	4,584,801
Carreker Corp.[a]	96,481	773,778
Catapult Communications Corp.[a]	32,093	312,586
CIBER Inc.[a]	357,501	2,813,533
Hutchinson Technology Inc.[a]	74,029	1,728,577
Mercury Computer Systems Inc.[a]	60,074	833,226
MTS Systems Corp.	57,911	2,249,263
Radiant Systems Inc.[a]	171,758	2,238,007
RadiSys Corp.[a,b]	145,062	2,370,313
Sykes Enterprises Inc.[a]	137,274	2,503,878

		20,407,962

COSMETICS & PERSONAL CARE – 0.14%
Chattem Inc.[a]	46,936	2,766,408

		2,766,408

DISTRIBUTION & WHOLESALE – 1.77%
Bell Microproducts Inc.[a]	201,630	1,290,432
Brightpoint Inc.[a]	335,541	3,838,589
Building Materials Holding Corp.	192,948	3,494,288
Owens & Minor Inc.	266,509	9,788,876
United Stationers Inc.[a]	196,408	11,768,767
Watsco Inc.	103,766	5,299,330

		35,480,282

DIVERSIFIED FINANCIAL SERVICES – 1.02%
Financial Federal Corp.	181,944	4,788,766

LaBranche & Co. Inc.ab	352,913	2,879,770
Piper Jaffray Companies[a]	122,223	7,570,493
SWS Group Inc.	163,098	4,046,462
TradeStation Group Inc.[a]	99,833	1,256,897

		20,542,388

ELECTRIC – 2.73%
ALLETE Inc.	201,410	9,389,734
Avista Corp.	348,454	8,443,040
Central Vermont Public Service Corp.	67,131	1,934,715
CH Energy Group Inc.	89,678	4,366,422
Cleco Corp.	381,467	9,853,293
El Paso Electric Co.[a]	192,290	5,066,842
Green Mountain Power Corp.	35,056	1,222,403
UIL Holdings Corp.	165,770	5,752,219
UniSource Energy Corp.	233,223	8,757,524

		54,786,192

ELECTRICAL COMPONENTS & EQUIPMENT – 1.34%
Advanced Energy Industries Inc.[a]	234,693	4,937,941
Belden CDT Inc.	295,085	15,813,605
C&D Technologies Inc.	169,539	852,781
Littelfuse Inc.[a]	84,803	3,443,002
Magnetek Inc.[a]	128,901	649,661
Vicor Corp.	129,439	1,296,979

		26,993,969

ELECTRONICS – 4.55%
Analogic Corp.	92,339	5,806,276
Bel Fuse Inc. Class B	51,087	1,977,578
Benchmark Electronics Inc.[a]	476,168	9,837,631
Brady Corp. Class A	199,856	6,235,507
Checkpoint Systems Inc.[a]	148,018	3,502,106
Coherent Inc.[a]	206,751	6,562,277
CTS Corp.	236,878	3,273,654
Cubic Corp.	42,900	928,356
Cymer Inc.[a]	145,503	6,045,650
Electro Scientific Industries Inc.[a]	192,902	3,711,434
FEI Co.[a]	89,504	3,227,514
Keithley Instruments Inc.	93,285	1,426,328
Lo-Jack Corp.[a]	43,649	828,458
Methode Electronics Inc.	241,874	3,572,479
Park Electrochemical Corp.	133,602	3,623,286
Paxar Corp.[a]	148,266	4,255,234
Photon Dynamics Inc.[a]	110,163	1,389,155
Planar Systems Inc.[a,b]	115,100	997,917
Plexus Corp.[a]	304,943	5,229,772
Rogers Corp.[a]	51,358	2,277,727
Sonic Solutions Inc.[a]	93,074	1,312,343
Technitrol Inc.	180,628	4,730,647
Watts Water Technologies Inc. Class A	107,967	4,105,985
Woodward Governor Co.	120,826	4,974,406
X-Rite Inc.	121,673	1,575,665

		91,407,385

ENGINEERING & CONSTRUCTION – 2.29%
EMCOR Group Inc.[a]	210,622	12,422,486
Insituform Technologies Inc. Class Aa	102,736	2,135,881
Shaw Group Inc. (The)[a,b]	534,213	16,704,841
URS Corp.[a]	347,316	14,792,188

		46,055,396

ENTERTAINMENT – 0.57%
Pinnacle Entertainment Inc.[a]	394,791	11,476,574

		11,476,574

ENVIRONMENTAL CONTROL – 0.23%
Tetra Tech Inc.[a]	241,588	4,604,667

		4,604,667

FOOD – 2.82%
Corn Products International Inc.	300,267	10,686,503
Flowers Foods Inc.	342,104	10,321,278
Great Atlantic & Pacific Tea Co.	129,072	4,282,609
Hain Celestial Group Inc.[a]	138,301	4,158,711
J&J Snack Foods Corp.	39,946	1,577,468
Lance Inc.	204,243	4,133,878
Nash Finch Co.	88,656	3,055,086
Performance Food Group Co.[a]	231,509	7,146,683
Ralcorp Holdings Inc.[a]	70,944	4,561,699
Spartan Stores Inc.	142,466	3,818,089
TreeHouse Foods Inc.[a]	92,857	2,829,353

		56,571,357

FOREST PRODUCTS & PAPER – 1.27%
Buckeye Technologies Inc.[a]	250,181	3,247,349
Caraustar Industries Inc.[a]	192,766	1,210,570
Deltic Timber Corp.	42,499	2,038,252
Neenah Paper Inc.	97,810	3,886,969
Pope & Talbot Inc.[a,b]	107,535	725,861
Rock-Tenn Co. Class A	227,298	7,546,294
Schweitzer-Mauduit International Inc.	103,220	2,565,017
Wausau Paper Corp.	295,775	4,247,329

		25,467,641

GAS – 5.64%
Atmos Energy Corp.	585,925	18,327,734
Cascade Natural Gas Corp.	76,143	2,006,368
Energen Corp.	180,206	9,170,683
Laclede Group Inc. (The)	142,682	4,434,557
New Jersey Resources Corp.	184,125	9,215,456
Northwest Natural Gas Co.	180,304	8,234,484
Piedmont Natural Gas Co.[b]	493,478	13,017,950
South Jersey Industries Inc.	193,013	7,344,145
Southern Union Co.	392,182	11,918,411
Southwest Gas Corp.	277,813	10,798,591
UGI Corp.	701,461	18,736,023

		113,204,402

HAND & MACHINE TOOLS – 0.99%
Baldor Electric Co.	272,340	10,278,112
Regal-Beloit Corp.	206,159	9,561,654

		19,839,766

HEALTH CARE - PRODUCTS – 1.83%
CONMED Corp.[a]	118,670	3,468,724
Cyberonics Inc.[a]	60,161	1,129,824
Datascope Corp.	83,749	3,030,876
DJO Inc.[a]	61,960	2,348,284
Haemonetics Corp.[a]	64,654	3,022,575
Invacare Corp.	211,551	3,689,449
LCA-Vision Inc.	73,679	3,034,838
Meridian Bioscience Inc.	81,178	2,253,501
Osteotech Inc.[a]	114,363	873,733
Palomar Medical Technologies Inc.[a,b]	69,651	2,782,557

PSS World Medical Inc.[a]	280,826	5,936,662
Viasys Healthcare Inc.[a]	118,138	4,015,511
Vital Sign Inc.	23,247	1,208,379

		36,794,913

HEALTH CARE - SERVICES – 1.45%
AMERIGROUP Corp.[a]	218,023	6,627,899
Centene Corp.[a]	143,435	3,010,701
Genesis HealthCare Corp.[a]	130,823	8,256,240
Gentiva Health Services Inc.[a]	180,569	3,642,077
Matria Healthcare Inc.[a]	79,498	2,095,567
Option Care Inc.	35,310	469,623
RehabCare Group Inc.[a]	114,011	1,809,355
United Surgical Partners International Inc.[a]	106,639	3,285,548

		29,197,010

HOME BUILDERS – 1.21%
Champion Enterprises Inc.[a]	506,734	4,459,259
Coachmen Industries Inc.	103,613	1,091,045
Fleetwood Enterprises Inc.[a]	423,786	3,352,147
M/I Homes Inc.	80,145	2,127,850
Monaco Coach Corp.	177,121	2,821,538
Skyline Corp.	45,048	1,519,920
Standard-Pacific Corp.	428,231	8,937,181

		24,308,940

HOME FURNISHINGS – 0.73%
Audiovox Corp. Class Aa	120,341	1,772,623
Bassett Furniture Industries Inc.	78,109	1,149,764
Ethan Allen Interiors Inc.	209,950	7,419,633
La-Z-Boy Inc.[b]	339,865	4,207,529

		14,549,549

HOUSEHOLD PRODUCTS & WARES – 0.70%
Central Garden and Pet Co. Class Aa	330,708	4,861,408
Harland (John H.) Co.	71,646	3,670,425
Russ Berrie & Co. Inc.[a]	76,063	1,072,488
Spectrum Brands Inc.[a,b]	256,631	1,624,474
Standard Register Co. (The)	81,111	1,026,054
WD-40 Co.	54,220	1,719,316

		13,974,165

HOUSEWARES – 0.16%
Libbey Inc.	94,716	1,327,918
National Presto Industries Inc.	31,176	1,921,689

		3,249,607

INSURANCE – 2.51%
Delphi Financial Group Inc. Class A	120,174	4,834,600
LandAmerica Financial Group Inc.	115,792	8,558,187
Presidential Life Corp.	142,301	2,806,176
ProAssurance Corp.[a]	74,864	3,829,294
RLI Corp.	44,970	2,470,202
Safety Insurance Group Inc.	94,800	3,803,376
SCPIE Holdings Inc.[a]	66,556	1,510,821
Selective Insurance Group Inc.	377,035	9,599,311
Stewart Information Services Corp.	120,608	5,040,208
Triad Guaranty Inc.[a]	21,009	869,983
United Fire & Casualty Co.	63,964	2,247,055
Zenith National Insurance Corp.	102,892	4,863,705

		50,432,918

INTERNET – 1.08%
Blue Coat Systems Inc.[a]	64,243	2,359,645
Blue Nile Inc.[a,b]	65,444	2,660,953
InfoSpace Inc.[a]	208,183	5,344,058
MIVA Inc.[a]	185,481	712,247
Napster Inc.[a]	212,646	880,354
PC-Tel Inc.[a]	110,884	1,127,690
Secure Computing Corp.[a]	196,325	1,511,703
Stamps.com Inc.[a]	64,587	928,115
United Online Inc.	438,634	6,154,035

		21,678,800

IRON & STEEL – 1.41%
Carpenter Technology Corp.	115,266	13,919,522
Gibraltar Industries Inc.	197,421	4,465,663
Material Sciences Corp.[a]	83,667	834,997
Ryerson Inc.[b]	173,692	6,881,677
Steel Technologies Inc.	76,094	2,250,861

		28,352,720

LEISURE TIME – 0.60%
Arctic Cat Inc.	79,192	1,543,452
K2 Inc.a	326,367	3,945,777
Polaris Industries Inc.[b]	68,154	3,270,029
WMS Industries Inc.[a]	85,263	3,345,720

		12,104,978

LODGING – 0.16%
Marcus Corp.	141,259	3,285,684

		3,285,684

MACHINERY – 2.96%
Albany International Corp. Class A	192,777	6,928,405
Applied Industrial Technologies Inc.	249,843	6,131,147
Astec Industries Inc.[a]	88,457	3,560,394
Briggs & Stratton Corp.	326,819	10,082,366
Cascade Corp.	43,320	2,594,002
Cognex Corp.	294,158	6,374,404
Gardner Denver Inc.[a]	157,256	5,480,372
Gerber Scientific Inc.[a]	152,786	1,621,059
IDEX Corp.	202,948	10,325,994
Intevac Inc.[a]	97,886	2,581,254
Lindsay Corp.	36,181	1,150,194
Robbins & Myers Inc.	69,770	2,601,723

		59,431,314

MANUFACTURING – 2.46%
Acuity Brands Inc.	166,447	9,061,375
AptarGroup Inc.	105,547	7,064,261
Barnes Group Inc.[b]	264,553	6,087,365
CLARCOR Inc.	132,108	4,201,034
EnPro Industries Inc.[a]	54,938	1,980,515
Griffon Corp.[a]	79,842	1,976,090
Lydall Inc.[a]	108,401	1,722,492
Myers Industries Inc.	178,620	3,336,622
Smith (A.O.) Corp.	150,353	5,746,492
Standex International Corp.	82,307	2,346,573
Sturm, Ruger & Co. Inc.[a]	121,665	1,636,394
Tredegar Corp.	187,595	4,275,290

		49,434,503

MEDIA – 0.25%
4Kids Entertainment Inc.[a]	87,058	1,647,137
Radio One Inc. Class Da	509,403	3,290,743

		4,937,880

METAL FABRICATE & HARDWARE – 1.46%
Castle (A.M.) & Co.	83,303	2,445,776
Kaydon Corp.	115,461	4,914,020
Lawson Products Inc.	27,622	1,046,321
Mueller Industries Inc.	244,983	7,373,988
Quanex Corp.	245,075	10,378,926
Valmont Industries Inc.	53,469	3,092,112

		29,251,143

MINING – 1.23%
AMCOL International Corp.	144,518	4,284,959
Brush Engineered Materials Inc.[a]	99,900	4,842,153
Century Aluminum Co.[a]	152,752	7,161,014
RTI International Metals Inc.[a]	92,715	8,437,992

		24,726,118

OFFICE & BUSINESS EQUIPMENT – 0.10%
Global Imaging Systems Inc.[a]	106,655	2,079,773

		2,079,773

OFFICE FURNISHINGS – 0.20%
Interface Inc. Class A	251,396	4,019,822

		4,019,822

OIL & GAS – 0.30%
Atwood Oceanics Inc.[a]	102,005	5,986,673

		5,986,673

OIL & GAS SERVICES – 1.88%
Dril-Quip Inc.[a]	73,719	3,190,558
Input/Output Inc.[a,b]	339,529	4,678,710
Lone Star Technologies Inc.[a]	202,852	13,394,318
Lufkin Industries Inc.	54,359	3,053,889
SEACOR Holdings Inc.[a]	90,355	8,890,932
Tetra Technologies Inc.[a]	186,712	4,613,654

		37,822,061

PACKAGING & CONTAINERS – 0.10%
Chesapeake Corp.	131,935	1,992,219

		1,992,219

PHARMACEUTICALS – 0.81%
Alpharma Inc. Class A	222,772	5,364,350
Mannatech Inc.[b]	55,358	889,049
MGI Pharma Inc.[a]	231,439	5,200,434
Theragenics Corp.[a]	219,945	1,376,856
ViroPharma Inc.[a]	240,102	3,445,464

		16,276,153

REAL ESTATE INVESTMENT TRUSTS – 6.77%
Acadia Realty Trust	212,576	5,541,856
Colonial Properties Trust	306,054	13,977,486
EastGroup Properties Inc.	156,808	8,001,912
Entertainment Properties Trust	175,029	10,545,497
Essex Property Trust Inc.	96,070	12,439,144
Inland Real Estate Corp.	430,638	7,897,901
Kilroy Realty Corp.	147,088	10,847,740
Lexington Realty Trust	464,591	9,816,808
LTC Properties Inc.	137,337	3,558,402
Medical Properties Trust Inc.[b]	325,461	4,781,022
Mid-America Apartment Communities Inc.	167,581	9,428,107

National Retail Properties Inc.	431,785	10,444,879
Parkway Properties Inc.	98,441	5,143,542
PS Business Parks Inc.	60,297	4,252,144
Senior Housing Properties Trust	492,260	11,765,014
Sovran Self Storage Inc.	135,633	7,515,425

		135,956,879

RETAIL – 6.33%
Brown Shoe Co. Inc.	119,762	5,030,004
California Pizza Kitchen Inc.[a]	41,851	1,376,479
Casey’s General Store Inc.	334,226	8,358,992
Cash America International Inc.	70,823	2,903,743
Cato Corp. Class A	106,363	2,487,831
CKE Restaurants Inc.	460,661	8,688,066
Cost Plus Inc.[a,b]	146,349	1,463,490
Finish Line Inc. (The) Class A	119,188	1,501,769
First Cash Financial Services Inc.[a]	47,317	1,054,223
Fred’s Inc.	264,748	3,891,796
Genesco Inc.[a]	38,734	1,608,623
Group 1 Automotive Inc.	160,522	6,383,960
Haverty Furniture Companies Inc.	149,877	2,098,278
IHOP Corp.	55,169	3,235,662
Insight Enterprises Inc.[a]	319,823	5,750,418
Jo-Ann Stores Inc.[a]	161,523	4,401,502
Landry’s Restaurants Inc.	112,193	3,320,913
Longs Drug Stores Corp.	187,842	9,700,161
MarineMax Inc.[a]	65,367	1,515,207
Men’s Wearhouse Inc. (The)	150,470	7,079,614
Movado Group Inc.	80,665	2,375,584
O’Charley’s Inc.[a]	154,425	2,978,858
Pep Boys-Manny, Moe & Jack Inc.	359,834	6,869,231
Rare Hospitality International Inc.[a]	62,604	1,883,754
Red Robin Gourmet Burgers Inc.[a]	57,164	2,219,106
Ruth’s Chris Steak House Inc.[a]	56,417	1,148,650
School Specialty Inc.[a]	70,205	2,535,103
Select Comfort Corp.[a,b]	125,648	2,236,534
Sonic Automotive Inc.	198,888	5,668,308
Steak n Shake Co. (The)[a]	82,315	1,380,423
Stein Mart Inc.	178,619	2,915,062
Triarc Companies Inc. Class B	283,064	4,865,870
Tuesday Morning Corp.[b]	76,951	1,141,953
World Fuel Services Corp.	67,891	3,140,638
Zale Corp.[a]	149,040	3,931,675

		127,141,480

SAVINGS & LOANS – 1.84%
Anchor BanCorp Wisconsin Inc.	56,343	1,597,324
BankAtlantic Bancorp Inc. Class A	303,170	3,322,743
BankUnited Financial Corp. Class A	120,733	2,560,747
Brookline Bancorp Inc.	407,286	5,160,314
Dime Community Bancshares Inc.	181,237	2,397,766
Downey Financial Corp.[b]	128,981	8,324,434
FirstFed Financial Corp.[a,b]	51,512	2,927,427
Flagstar Bancorp Inc.	256,749	3,068,151
MAF Bancorp Inc.	185,147	7,653,977

		37,012,883

SEMICONDUCTORS – 3.99%
Actel Corp.[a]	122,508	2,023,832
ATMI Inc.[a]	153,859	4,703,470
Axcelis Technologies Inc.[a]	670,136	5,119,839
Brooks Automation Inc.[a]	500,616	8,585,564
Cohu Inc.	150,246	2,824,625

DSP Group Inc.[a]	71,275	1,354,225
Exar Corp.[a]	240,319	3,181,824
Kopin Corp.[a]	301,243	1,018,201
Kulicke & Soffa Industries Inc.[a]	380,467	3,519,320
Microsemi Corp.[a]	284,328	5,916,866
MKS Instruments Inc.[a]	245,479	6,264,624
Pericom Semiconductor Corp.[a]	173,383	1,695,686
Photronics Inc.[a]	276,492	4,299,451
Rudolph Technologies Inc.[a]	105,715	1,843,670
Skyworks Solutions Inc.[a]	1,079,676	6,208,137
Standard Microsystems Corp.[a]	82,224	2,511,121
Supertex Inc.[a]	54,620	1,813,930
Ultratech Inc.[a]	153,734	2,092,320
Varian Semiconductor Equipment Associates Inc.[a]	206,840	11,041,119
Veeco Instruments Inc.[a]	206,070	4,018,365

		80,036,189

SOFTWARE – 2.67%
Allscripts Healthcare Solutions Inc.[a]	180,615	4,842,288
Avid Technology Inc.[a,b]	190,588	6,647,709
Captaris Inc.[a]	126,491	732,383
Concur Technologies Inc.[a]	119,973	2,094,729
Dendrite International Inc.[a]	116,003	1,816,607
Digi International Inc.[a]	166,059	2,108,949
Epicor Software Corp.[a]	153,178	2,130,706
Hyperion Solutions Corp.[a]	179,480	9,302,448
Inter-Tel Inc.	141,446	3,343,783
JDA Software Group Inc.[a]	126,374	1,899,401
Keane Inc.[a]	294,910	4,004,878
MapInfo Corp.[a]	91,248	1,836,822
Phoenix Technologies Ltd.[a]	105,325	658,281
Progress Software Corp.[a]	110,642	3,452,030
SPSS Inc.[a]	87,831	3,170,699
THQ Inc.[a]	164,913	5,638,375

		53,680,088

TELECOMMUNICATIONS – 2.28%
Adaptec Inc.[a]	779,823	3,017,915
Aeroflex Inc.[a]	219,213	2,882,651
Anixter International Inc.[a]	208,350	13,738,599
Applied Signal Technology Inc.	80,550	1,444,262
Black Box Corp.	114,836	4,196,107
C-COR Inc.[a]	245,429	3,401,646
CT Communications Inc.	98,674	2,378,043
Ditech Networks Inc.[a]	163,290	1,325,915
Harmonic Inc.[a]	360,690	3,541,976
Network Equipment Technologies Inc.[a]	125,304	1,215,449
Novatel Wireless Inc.[a]	154,368	2,476,063
Symmetricom Inc.[a,b]	307,099	2,548,922
Tollgrade Communications Inc.[a]	87,345	1,097,053
Viasat Inc.[a]	74,876	2,468,662

		45,733,263

TEXTILES – 0.44%
Angelica Corp.	62,956	1,733,808
G&K Services Inc. Class A	142,294	5,162,426
UniFirst Corp.	50,995	1,956,678

		8,852,912

TOYS, GAMES & HOBBIES – 0.33%
JAKKS Pacific Inc.[a]	183,724	4,391,004
Lenox Group Inc.[a]	77,408	509,345

RC2 Corp.[a]	41,941	1,693,997

		6,594,346

TRANSPORTATION – 2.11%
Arkansas Best Corp.	166,385	5,914,987
Bristow Group Inc.[a]	74,692	2,722,523
EGL Inc.[a]	210,258	8,332,525
Hub Group Inc. Class Aa	171,292	4,965,755
Kansas City Southern Industries Inc.[a,b]	507,488	18,056,423
Old Dominion Freight Line Inc.[a]	81,412	2,345,480

		42,337,693

WATER – 0.21%
American States Water Co.	112,719	4,155,950

		4,155,950

TOTAL COMMON STOCKS (Cost: $1,829,233,541)		2,005,158,791

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 4.34%

CERTIFICATES OF DEPOSIT(c) – 0.11%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$991,394	991,394
Deutsche Bank AG
5.35%, 08/08/07	1,239,241	1,239,241

		2,230,635

COMMERCIAL PAPER(c) – 0.87%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	471,462	470,459
BNP Paribas Finance Inc.
5.12%, 06/06/07	173,494	171,892
Bryant Park Funding LLC
5.28%, 04/23/07[d]	743,545	741,255
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	371,772	370,835
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	743,545	741,906
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	2,066,078	2,056,644
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	1,196,825	1,196,557
Five Finance Inc.
5.22%, 04/20/07[d]	228,020	227,425
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	867,469	856,552
Giro Funding Corp.
5.29%, 04/23/07[d]	495,697	494,167
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	966,608	959,034
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	247,848	244,318
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	743,545	741,029

KKR Pacific Funding Trust
5.29%, 04/24/07[d]	371,772	370,571
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	626,303	618,533
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	1,118,272	1,112,868
Nationwide Building Society
5.21%, 04/13/07[d]	470,912	470,162
Nestle Capital Corp.
5.19%, 08/09/07	297,418	291,887
Park Granada LLC
5.50%, 04/02/07[d]	1,045,052	1,045,052
Park Sienna LLC
5.50%, 04/02/07[d]	99,139	99,139
Sedna Finance Inc.
5.22%, 04/17/07[d]	282,547	281,933
Simba Funding Corp.
5.20%, 07/23/07[d]	495,697	487,677
Societe Generale
5.18%, 05/16/07	1,239,241	1,231,396
Tulip Funding Corp.
5.30%, 04/26/07[d]	669,884	667,517
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	807,648	807,648
Westpac Banking Corp.
5.20%, 07/12/07[d]	446,127	439,618
Zela Finance Inc.
5.20%, 07/16/07[d]	297,418	292,907

		17,488,981

MEDIUM-TERM NOTES(c) – 0.06%
Bank of America N.A.
5.28%, 04/20/07	123,924	123,924
Cullinan Finance Corp.
5.71%, 06/28/07[d]	371,772	371,772
K2 USA LLC
5.39%, 06/04/07[d]	371,772	371,772
Sigma Finance Inc.
5.51%, 06/18/07[d]	406,471	406,471

		1,273,939

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[e,f]	1,950,418	1,950,418

		1,950,418

REPURCHASE AGREEMENTS(c) – 1.14%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,458,015 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,557,353, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,457,348	1,457,348
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $991,847 (collateralized by non-U.S. Government debt securities, value $1,022,255, 6.00% to 7.40%, 5/15/11 to 11/15/25).	991,393	991,393

Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $942,246 (collateralized by U.S. Government obligations, value $961,714, 5.50%, 12/1/34).	941,824	941,824
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $743,886 (collateralized by non-U.S. Government debt securities, value $767,622, 1.00% to 10.00%, 10/17/18 to 11/25/52).	743,545	743,545
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,239,807 (collateralized by non-U.S. Government debt securities, value $1,353,745, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,239,241	1,239,241
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $49,593 (collateralized by non-U.S. Government debt securities, value $52,067, 4.50% to 7.84%, 12/1/07 to 7/15/21).	49,570	49,570
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,223,502 (collateralized by non-U.S. Government debt securities, value $3,430,537, 0.00% to 6.01%, 5/27/33 to 3/15/37).	3,222,028	3,222,028
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $545,518 (collateralized by non-U.S. Government debt securities, value $580,555, 0.00% to 6.01%, 5/27/33 to 3/15/37).	545,266	545,266
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $297,557 (collateralized by non-U.S. Government debt securities, value $316,668, 0.00% to 6.01%, 5/27/33 to 3/15/37).	297,418	297,418
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,735,730 (collateralized by non-U.S. Government debt securities, value $1,823,683, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,734,938	1,734,938
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,175,869 (collateralized by non-U.S. Government debt securities, value $1,220,564, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,175,331	1,175,331
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $991,847 (collateralized by non-U.S. Government debt securities, value $1,042,104, 0.00% to 8.85%, 8/15/09 to 10/15/49).	991,393	991,393
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $495,928 (collateralized by non-U.S. Government debt securities, value $547,955, 5.65% to 9.49%, 1/1/17 to 6/1/48).	495,697	495,697
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $247,961 (collateralized by non-U.S. Government debt securities, value $260,545, 3.73% to 5.33%, 12/1/35 to 6/1/46).	247,848	247,848

JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $123,981 (collateralized by non-U.S. Government debt securities, value $130,271, 4.70% to 8.75%, 6/1/10 to 3/15/32).	123,924	123,924
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $3,471,487 (collateralized by non-U.S. Government debt securities, value $4,414,100, 1.13% to 10.07%, 1/15/09 to 10/12/49).	3,469,876	3,469,876
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $495,924 (collateralized by non-U.S. Government debt securities, value $511,150, 3.60% to 10.13%, 7/15/07 to 7/1/26).	495,697	495,697
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,479,617 (collateralized by non-U.S. Government debt securities, value $2,607,291, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,478,483	2,478,483
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $495,924 (collateralized by non-U.S. Government debt securities, value $515,783, 0.00% to 10.00%, 4/1/07 to 3/31/37).	495,697	495,697
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $367,156 (collateralized by non-U.S. Government debt securities, value $472,223, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	346,988	346,988
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,338,996 (collateralized by non-U.S. Government debt securities, value $1,406,841, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,338,381	1,338,381

		22,881,886

TIME DEPOSITS(c) – 0.29%
Bank of Montreal
5.25%, 04/02/07	1,004,296	1,004,296
Credit Suisse First Boston NY
5.32%, 04/03/07	2,478,483	2,478,483
Danske Bank
5.46%, 04/02/07	1,487,090	1,487,090
Deutsche Bank AG
5.25%, 04/02/07	867,727	867,727

		5,837,596

VARIABLE & FLOATING RATE NOTES(c) – 1.77%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	1,268,983	1,269,099
American Express Centurion Bank
5.41%, 07/19/07	545,266	545,454
American Express Credit Corp.
5.42%, 03/05/08	148,709	148,775
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	909	909
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	371,772	371,772
ASIF Global Financing
5.40%, 05/03/07[d]	49,570	49,572
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	322,203	322,203

Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	718,760	718,779
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	1,264,026	1,264,042
BMW US Capital LLC
5.32%, 04/15/08[d]	495,697	495,697
BNP Paribas
5.33%, 11/19/07[d]	917,039	917,039
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	475,869	475,832
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	322,203	322,203
CC USA Inc.
5.35%, 07/30/07[d]	247,848	247,859
Commodore CDO Ltd.
5.42%, 12/12/07[d]	106,550	106,550
Credit Agricole SA
5.33%, 11/23/07	495,697	495,697
Cullinan Finance Corp.
5.36%, 04/25/07[d]	123,924	123,924
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	22,857	22,857
DEPFA Bank PLC
5.39%, 12/14/07[d]	495,697	495,697
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	570,051	570,056
Fifth Third Bancorp
5.32%, 02/22/08[d]	991,393	991,393
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	322,203	322,191
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	520,481	520,520
Granite Master Issuer PLC
5.29%, 08/20/07[d]	1,734,938	1,734,938
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	1,140,102	1,135,526
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	743,545	743,581
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	495,697	495,697
Holmes Financing PLC
5.29%, 07/16/07[d]	867,469	867,469
JP Morgan Securities Inc.
5.52%, 11/16/07	991,393	991,393
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	1,363,166	1,363,165
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	371,772	371,768
Kestrel Funding LLC
5.30%, 07/11/07[d]	198,279	198,273
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	297,418	297,418
Leafs LLC
5.32%, 01/22/08[d]	479,339	479,339
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	545,266	545,260
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	174,759	174,759
Marshall & Ilsley Bank
5.32%, 02/15/08	272,633	272,633
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	897,077	897,077

Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	545,266	545,266
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	743,545	743,545
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07dg	49,570	49,570
Mound Financing PLC
5.29%, 05/08/07[d]	465,955	465,955
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	793,115	793,108
National City Bank of Indiana
5.34%, 05/21/07	247,848	247,851
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	1,635,799	1,635,946
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	496,936	496,880
Northern Rock PLC
5.38%, 02/01/08[d]	594,836	594,846
Pricoa Global Funding I
5.31%, 02/27/08[d]	669,190	669,190
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	718,760	718,757
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	495,697	495,697
Strips III LLC
5.37%, 07/24/07[d]	97,671	97,671
SunTrust Bank
5.29%, 05/01/07	495,697	495,698
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	1,209,500	1,209,471
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	322,203	322,203
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	539,094	539,094
Wachovia Bank N.A.
5.48%, 05/22/07	1,254,112	1,254,113
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	371,772	371,845
Wells Fargo & Co.
5.33%, 11/15/07[d]	247,848	247,857
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	371,772	371,775
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	1,487,090	1,486,986
Wind Master Trust
5.31%, 07/25/07[d]	198,279	198,279

		35,418,019

TOTAL SHORT-TERM INVESTMENTS (Cost: $87,081,474)		87,081,474

TOTAL INVESTMENTS IN SECURITIES – 104.21% (Cost: $1,916,315,015)		2,092,240,265
Other Assets, Less Liabilities – (4.21)%		(84,548,888)

NET ASSETS – 100.00%		$2,007,691,377

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.18%
Catalina Marketing Corp.	541	$17,085
Harte-Hanks Inc.	747	20,610
Interpublic Group of Companies Inc.[a]	6,387	78,624
inVentiv Health Inc.[a]	394	15,086
Omnicom Group Inc.	2,382	243,869

		375,274

AEROSPACE & DEFENSE – 2.04%
AAR Corp.[a]	510	14,056
Alliant Techsystems Inc.[a]	487	42,817
Armor Holdings Inc.[a]	409	27,538
Boeing Co. (The)	11,068	984,056
Curtiss-Wright Corp.	616	23,741
DRS Technologies Inc.	552	28,798
EDO Corp.	200	5,240
Esterline Technologies Corp.[a]	359	14,744
GenCorp Inc.[a]	806	11,155
General Dynamics Corp.	5,670	433,188
Goodrich Corp.	1,740	89,575
Kaman Corp.	359	8,368
L-3 Communications Holdings Inc.	1,735	151,760
Lockheed Martin Corp.	4,971	482,286
Moog Inc. Class Aa	564	23,491
Northrop Grumman Corp.	4,888	362,787
Raytheon Co.	6,221	326,354
Rockwell Collins Inc.	2,364	158,223
Sequa Corp. Class Aa	98	11,737
Teledyne Technologies Inc.[a]	473	17,709
Triumph Group Inc.	227	12,562
United Technologies Corp.	14,029	911,885

		4,142,070

AGRICULTURE – 1.81%
Alliance One International Inc.[a]	1,181	10,901
Altria Group Inc.	29,464	2,587,234
Archer-Daniels-Midland Co.	9,159	336,135
Delta & Pine Land Co.	505	20,806
Monsanto Co.	7,588	417,036
Reynolds American Inc.	2,391	149,222
Universal Corp.	373	22,884
UST Inc.	2,241	129,933

		3,674,151

AIRLINES – 0.13%
AirTran Holdings Inc.[a]	1,243	12,766
Alaska Air Group Inc.[a]	548	20,879
Frontier Airlines Holdings Inc.[a,b]	503	3,023
JetBlue Airways Corp.[a]	2,393	27,543
Mesa Air Group Inc.[a]	508	3,825

SkyWest Inc.	885	23,745
Southwest Airlines Co.	11,016	161,935

		253,716

APPAREL – 0.53%
Ashworth Inc.[a]	235	1,779
Coach Inc.[a]	5,152	257,858
Crocs Inc.[a]	460	21,735
Deckers Outdoor Corp.[a]	152	10,795
Gymboree Corp.[a]	473	18,953
Hanesbrands Inc.[a]	1,311	38,530
Jones Apparel Group Inc.	1,565	48,092
Kellwood Co.	354	10,383
K-Swiss Inc. Class A	383	10,349
Liz Claiborne Inc.	1,440	61,704
Nike Inc. Class B	2,638	280,314
Oxford Industries Inc.	213	10,531
Phillips-Van Heusen Corp.	756	44,453
Polo Ralph Lauren Corp.	849	74,839
Quiksilver Inc.[a]	1,666	19,326
Skechers U.S.A. Inc. Class Aa	350	11,749
Stride Rite Corp.	508	7,818
Timberland Co. Class Aa	734	19,106
VF Corp.	1,238	102,284
Wolverine World Wide Inc.	799	22,827

		1,073,425

AUTO MANUFACTURERS – 0.38%
A.S.V. Inc.[a,b]	252	3,846
Ford Motor Co.	26,314	207,617
General Motors Corp.	7,879	241,413
Oshkosh Truck Corp.	1,013	53,689
PACCAR Inc.	3,460	253,964
Wabash National Corp.	439	6,769

		767,298

AUTO PARTS & EQUIPMENT – 0.24%
ArvinMeritor Inc.	1,013	18,487
Bandag Inc.	181	9,175
BorgWarner Inc.	792	59,733
Goodyear Tire & Rubber Co. (The)[a]	2,454	76,540
Johnson Controls Inc.	2,737	258,975
Keystone Automotive Industries Inc.[a]	225	7,582
Lear Corp.[a]	1,006	36,729
Modine Manufacturing Co.	505	11,564
Standard Motor Products Inc.	157	2,680
Superior Industries International Inc.[b]	357	7,436

		488,901

BANKS – 6.25%
Associated Bancorp	1,825	61,320
Bank Mutual Corp.	860	9,778
Bank of America Corp.	62,807	3,204,413
Bank of Hawaii Corp.	700	37,121
Bank of New York Co. Inc. (The)	10,661	432,304
BB&T Corp.	7,565	310,316
Boston Private Financial Holdings Inc.	476	13,290
Cascade Bancorp	393	10,194
Cathay General Bancorp	715	24,296
Central Pacific Financial Corp.	425	15,542
Chittenden Corp.	673	20,318
City National Corp.	572	42,099
Colonial BancGroup Inc. (The)	2,113	52,297

Comerica Inc.	2,252	133,138
Commerce Bancorp Inc.	2,602	86,855
Community Bank System Inc.	440	9,205
Compass Bancshares Inc.	1,806	124,253
Corus Bankshares Inc.[b]	459	7,831
Cullen/Frost Bankers Inc.	820	42,911
East West Bancorp Inc.	827	30,409
Fifth Third Bancorp	7,777	300,892
First BanCorp (Puerto Rico)	1,210	16,045
First Commonwealth Financial Corp.	965	11,339
First Financial Bancorp	448	6,769
First Horizon National Corp.	1,726	71,681
First Indiana Corp.	163	3,562
First Midwest Bancorp Inc.	675	24,806
First Republic Bank	484	25,991
FirstMerit Corp.	1,092	23,052
Fremont General Corp.[b]	929	6,438
Glacier Bancorp Inc.	717	17,237
Greater Bay Bancorp	713	19,173
Hanmi Financial Corp.	569	10,845
Huntington Bancshares Inc.	3,368	73,591
Independent Bank Corp. (Michigan)	276	5,622
Investors Financial Services Corp.	924	53,731
Irwin Financial Corp.	267	4,977
KeyCorp	5,593	209,570
M&T Bank Corp.	1,088	126,023
Marshall & Ilsley Corp.	3,547	164,262
Mellon Financial Corp.	5,786	249,608
Nara Bancorp Inc.	328	5,743
National City Corp.	8,808	328,098
Northern Trust Corp.	2,618	157,447
PNC Financial Services Group	4,834	347,903
PrivateBancorp Inc.	256	9,359
Prosperity Bancshares Inc.	459	15,946
Provident Bankshares Corp.	453	14,886
Regions Financial Corp.	10,212	361,198
South Financial Group Inc. (The)	1,066	26,352
State Street Corp.	4,652	301,217
Sterling Bancorp	258	4,670
Sterling Bancshares Inc.	960	10,733
Sterling Financial Corp. (Washington)[b]	685	21,365
SunTrust Banks Inc.	4,968	412,543
Susquehanna Bancshares Inc.[b]	713	16,534
SVB Financial Group[a]	504	24,489
Synovus Financial Corp.	4,514	145,983
TCF Financial Corp.	1,540	40,594
TrustCo Bank Corp. NY	1,078	10,327
U.S. Bancorp	24,821	867,990
UCBH Holdings Inc.	1,345	25,044
Umpqua Holdings Corp.	772	20,666
United Bancshares Inc.	522	18,286
United Community Banks Inc.	506	16,592
Wachovia Corp.	26,737	1,471,872
Webster Financial Corp.	766	36,776
Wells Fargo & Co.	47,409	1,632,292
Westamerica Bancorp	417	20,087
Whitney Holding Corp.	915	27,981
Wilmington Trust Corp.	934	39,387
Wilshire Bancorp Inc.	193	3,165
Wintrust Financial Corp.	350	15,613
Zions Bancorporation	1,516	128,132

		12,672,374

BEVERAGES – 1.86%
Anheuser-Busch Companies Inc.	10,747	542,294
Brown-Forman Corp. Class B	1,127	73,886
Coca-Cola Co. (The)	28,510	1,368,480
Coca-Cola Enterprises Inc.	3,965	80,291
Constellation Brands Inc. Class Aa	2,906	61,549
Hansen Natural Corp.[a]	906	34,319
Molson Coors Brewing Co. Class B	669	63,301
Peet’s Coffee & Tea Inc.[a]	227	6,270
Pepsi Bottling Group Inc.	1,887	60,176
PepsiAmericas Inc.	800	17,856
PepsiCo Inc.	22,977	1,460,418

		3,768,840

BIOTECHNOLOGY – 1.05%
Affymetrix Inc.[a]	956	28,747
Amgen Inc.[a]	16,366	914,532
ArQule Inc.[a]	473	3,529
Biogen Idec Inc.[a]	4,758	211,160
Cambrex Corp.	373	9,176
Celgene Corp.[a]	5,258	275,835
Charles River Laboratories International Inc.[a]	984	45,520
CryoLife Inc.[a]	324	2,725
Digene Corp.[a]	328	13,910
Enzo Biochem Inc.[a]	378	5,700
Genzyme Corp.[a]	3,659	219,613
Integra LifeSciences Holdings Corp.[a]	263	11,988
Invitrogen Corp.[a]	705	44,873
Martek Biosciences Corp.[a]	459	9,465
MedImmune Inc.[a]	3,390	123,362
Millennium Pharmaceuticals Inc.[a]	4,296	48,803
Millipore Corp.[a]	736	53,338
PDL BioPharma Inc.[a]	1,598	34,677
Regeneron Pharmaceuticals Inc.[a]	871	18,831
Savient Pharmaceuticals Inc.[a]	812	9,760
Vertex Pharmaceuticals Inc.[a]	1,737	48,705

		2,134,249

BUILDING MATERIALS – 0.26%
American Standard Companies Inc.	2,468	130,853
Apogee Enterprises Inc.	438	8,778
Drew Industries Inc.[a]	217	6,224
Florida Rock Industries Inc.	686	46,161
Lennox International Inc.	830	29,631
Martin Marietta Materials Inc.	631	85,311
Masco Corp.	5,500	150,700
NCI Building Systems Inc.[a]	296	14,131
Simpson Manufacturing Co. Inc.[b]	509	15,698
Texas Industries Inc.	324	24,472
Universal Forest Products Inc.	256	12,685

		524,644

CHEMICALS – 1.56%
Air Products & Chemicals Inc.	3,094	228,832
Airgas Inc.	1,063	44,805
Albemarle Corp.	1,080	44,647
Arch Chemicals Inc.	359	11,208
Ashland Inc.	825	54,120
Cabot Corp.	888	42,384
Chemtura Corp.	3,328	36,375
Cytec Industries Inc.	573	32,226
Dow Chemical Co. (The)	13,423	615,579
Du Pont (E.I.)de Nemoursand Co.	12,938	639,525

Eastman Chemical Co.	1,133	71,753
Ecolab Inc.	2,498	107,414
Ferro Corp.	606	13,096
FMC Corp.	540	40,732
Fuller (H.B.) Co.	844	23,016
Georgia Gulf Corp.	502	8,137
Hercules Inc.[a]	1,638	32,007
International Flavors & Fragrances Inc.	1,077	50,856
Lubrizol Corp.	951	49,005
Lyondell Chemical Co.	2,934	87,932
MacDermid Inc.	352	12,274
Minerals Technologies Inc.	283	17,591
Olin Corp.	997	16,889
OM Group Inc.[a]	422	18,855
OMNOVA Solutions Inc.[a]	538	2,937
Penford Corp.	159	3,202
PolyOne Corp.[a]	1,333	8,131
PPG Industries Inc.	2,302	161,854
Praxair Inc.	4,507	283,761
Quaker Chemical Corp.	159	3,786
Rohm & Haas Co.	2,004	103,647
RPM International Inc.	1,643	37,953
Schulman (A.) Inc.	439	10,343
Sensient Technologies Corp.	675	17,401
Sherwin-Williams Co. (The)	1,559	102,956
Sigma-Aldrich Corp.	1,838	76,314
Tronox Inc. Class B	518	7,242
Valspar Corp. (The)	1,399	38,934

		3,157,719

COAL – 0.17%
Arch Coal Inc.	1,989	61,042
CONSOL Energy Inc.	2,520	98,608
Massey Energy Co.	1,152	27,636
Peabody Energy Corp.	3,673	147,802

		335,088

COMMERCIAL SERVICES – 1.19%
Aaron Rents Inc.	664	17,556
ABM Industries Inc.	572	15,095
ADESA Inc.	1,278	35,311
Administaff Inc.	323	11,370
Alliance Data Systems Corp.[a]	941	57,984
AMN Healthcare Services Inc.[a]	445	10,066
Apollo Group Inc. Class Aa	1,941	85,210
Arbitron Inc.	425	19,954
Avis Budget Group Inc.[a]	1,381	37,729
Bankrate Inc.[a,b]	134	4,722
Block (H & R) Inc.	4,542	95,564
Bowne & Co. Inc.	452	7,110
Bright Horizons Family Solutions Inc.[a]	360	13,590
Career Education Corp.[a]	1,352	41,236
CDI Corp.	192	5,553
Central Parking Corp.	282	6,255
Chemed Corp.	359	17,577
ChoicePoint Inc.[a]	1,161	43,456
Coinstar Inc.[a]	359	11,237
Consolidated Graphics Inc.[a]	163	12,070
Convergys Corp.[a]	1,946	49,448
Corinthian Colleges Inc.[a]	1,237	17,009
Corporate Executive Board Co. (The)	548	41,626
CPI Corp.	105	5,514
Cross Country Healthcare Inc.[a]	316	5,761

Deluxe Corp.	695	23,303
DeVry Inc.	859	25,212
Donnelley (R.R.) & Sons Co.	3,024	110,648
Equifax Inc.	1,769	64,480
Gartner Inc.[a]	863	20,669
Gevity HR Inc.	394	7,778
Healthcare Services Group Inc.	378	10,830
Heidrick & Struggles International Inc.[a]	278	13,469
Hooper Holmes Inc.[a]	899	4,019
ITT Educational Services Inc.[a]	476	38,789
Kelly Services Inc. Class A	266	8,565
Kendle International Inc.[a]	167	5,932
Korn/Ferry International[a]	569	13,053
Labor Ready Inc.[a]	765	14,527
Laureate Education Inc.[a]	716	42,223
Live Nation Inc.[a]	902	19,898
Manpower Inc.	1,207	89,040
MAXIMUS Inc.	264	9,103
McKesson Corp.	4,160	243,526
Midas Inc.[a]	160	3,451
Monster Worldwide Inc.[a]	1,784	84,508
Moody’s Corp.	3,301	204,860
MPS Group Inc.[a]	1,405	19,881
Navigant Consulting Inc.[a]	728	14,385
On Assignment Inc.[a]	438	5,436
PAREXEL International Corp.[a]	363	13,057
Pharmaceutical Product Development Inc.	1,411	47,537
PharmaNet Development Group Inc.[a]	226	5,876
Pre-Paid Legal Services Inc.[a,b]	156	7,817
Quanta Services Inc.[a]	1,688	42,571
Rent-A-Center Inc.[a]	995	27,840
Rewards Network Inc.[a]	394	2,088
Robert Half International Inc.	2,376	87,936
Rollins Inc.	444	10,216
Sotheby’s Holdings Inc. Class A	757	33,671
Spherion Corp.[a]	864	7,620
StarTek Inc.	201	1,968
Strayer Education Inc.	198	24,750
United Rentals Inc.[a]	947	26,042
Universal Technical Institute Inc.[a]	327	7,547
Valassis Communications Inc.[a]	663	11,397
Vertrue Inc.[a]	159	7,649
Viad Corp.	324	12,506
Volt Information Sciences Inc.[a]	193	5,055
Watson Wyatt Worldwide Inc.	584	28,412
Western Union Co.	10,732	235,567

		2,412,710

COMPUTERS – 3.57%
Affiliated Computer Services Inc. Class Aa	1,633	96,151
Agilysys Inc.	459	10,314
Apple Inc.[a]	12,085	1,122,817
BISYS Group Inc. (The)[a]	1,664	19,069
CACI International Inc. Class Aa	437	20,478
Cadence Design Systems Inc.[a]	3,881	81,734
Catapult Communications Corp.[a]	200	1,948
Ceridian Corp.[a]	1,988	69,262
CIBER Inc.[a]	896	7,052
Cognizant Technology Solutions Corp.[a]	1,972	174,068
Computer Sciences Corp.[a]	2,423	126,311
Diebold Inc.	939	44,800
DST Systems Inc.[a]	805	60,536
Electronic Data Systems Corp.	7,198	199,241

EMC Corp.[a]	30,816	426,802
FactSet Research Systems Inc.	511	32,116
Henry (Jack) & Associates Inc.	1,060	25,493
Hewlett-Packard Co.	38,112	1,529,816
Hutchinson Technology Inc.[a]	378	8,826
Imation Corp.	502	20,271
International Business Machines Corp.	21,132	1,991,902
Komag Inc.[a,b]	426	13,943
Kronos Inc.[a]	459	24,556
Lexmark International Inc. Class Aa	1,390	81,259
Manhattan Associates Inc.[a]	376	10,314
Mentor Graphics Corp.[a]	1,146	18,726
Mercury Computer Systems Inc.[a]	296	4,106
MICROS Systems Inc.[a]	555	29,964
MTS Systems Corp.	267	10,370
NCR Corp.[a]	2,495	119,186
Network Appliance Inc.[a]	5,203	190,014
Palm Inc.[a]	1,409	25,545
Radiant Systems Inc.[a]	329	4,287
RadiSys Corp.[a]	262	4,281
SanDisk Corp.[a]	3,123	136,787
SRA International Inc. Class Aa	558	13,593
Sun Microsystems Inc.[a]	50,211	301,768
Sykes Enterprises Inc.[a]	396	7,223
Synaptics Inc.[a]	363	9,286
Synopsys Inc.[a]	1,945	51,017
TALX Corp.	456	15,107
Unisys Corp.[a]	4,753	40,068
Western Digital Corp.[a]	3,058	51,405

		7,231,812

COSMETICS & PERSONAL CARE – 1.79%
Alberto-Culver Co.	1,098	25,122
Avon Products Inc.	6,216	231,608
Chattem Inc.[a]	258	15,207
Colgate-Palmolive Co.	7,189	480,153
Estee Lauder Companies Inc. (The) Class A	1,779	86,904
Procter & Gamble Co.	44,317	2,799,062

		3,638,056

DISTRIBUTION & WHOLESALE – 0.25%
Bell Microproducts Inc.[a]	438	2,803
Brightpoint Inc.[a]	705	8,065
Building Materials Holding Corp.	388	7,027
CDW Corp.	860	52,830
Fastenal Co.	1,726	60,496
Genuine Parts Co.	2,370	116,130
Grainger (W.W.) Inc.	1,051	81,179
Ingram Micro Inc. Class Aa	2,037	39,334
LKQ Corp.[a]	638	13,947
Owens & Minor Inc.[b]	573	21,046
Pool Corp.[b]	741	26,528
ScanSource Inc.[a]	347	9,313
Tech Data Corp.[a]	760	27,216
United Stationers Inc.[a]	437	26,185
Watsco Inc.	324	16,547

		508,646

DIVERSIFIED FINANCIAL SERVICES – 7.63%
American Express Co.	16,846	950,114
AmeriCredit Corp.[a,b]	1,689	38,611
Ameriprise Financial Inc.	3,386	193,476
Bear Stearns Companies Inc. (The)	1,667	250,633

Capital One Financial Corp.	5,737	432,914
Chicago Mercantile Exchange Holdings Inc.	488	259,840
CIT Group Inc.	2,763	146,218
Citigroup Inc.	68,848	3,534,656
Countrywide Financial Corp.	8,668	291,592
E*TRADE Financial Corp.[a]	5,950	126,259
Eaton Vance Corp.	1,763	62,833
Edwards (A.G.) Inc.	1,053	72,847
Federal Home Loan Mortgage Corp.	9,698	576,934
Federal National Mortgage Association	13,633	744,089
Federated Investors Inc. Class B	1,244	45,680
Financial Federal Corp.	385	10,133
Franklin Resources Inc.	2,336	282,259
Goldman Sachs Group Inc. (The)	5,880	1,214,984
IndyMac Bancorp Inc.[b]	969	31,056
Investment Technology Group Inc.[a]	605	23,716
Janus Capital Group Inc.	2,853	59,656
Jefferies Group Inc.	1,412	40,877
JPMorgan Chase & Co.	48,761	2,359,057
LaBranche & Co. Inc.[a]	860	7,018
Legg Mason Inc.	1,847	174,006
Lehman Brothers Holdings Inc.	7,406	518,938
Merrill Lynch & Co. Inc.	12,397	1,012,463
Morgan Stanley	14,928	1,175,729
Nuveen Investments Inc. Class A	1,080	51,084
Piper Jaffray Companies[a]	292	18,086
Portfolio Recovery Associates Inc.[a]	225	10,046
Raymond James Financial Inc.	1,237	36,813
Rowe (T.) Price Group Inc.	3,685	173,895
Schwab (Charles) Corp. (The)	14,357	262,590
SLM Corp.	5,707	233,416
SWS Group Inc.	353	8,758
TradeStation Group Inc.[a]	318	4,004
Waddell & Reed Financial Inc. Class A	1,150	26,818
World Acceptance Corp.[a]	262	10,467

		15,472,565

ELECTRIC – 3.52%
AES Corp. (The)[a]	9,262	199,318
Allegheny Energy Inc.[a]	2,296	112,825
ALLETE Inc.	427	19,907
Alliant Energy Corp.	1,627	72,922
Ameren Corp.	2,875	144,612
American Electric Power Co. Inc.	5,512	268,710
Aquila Inc.[a]	5,322	22,246
Avista Corp.	704	17,058
Black Hills Corp.	472	17,355
CenterPoint Energy Inc.	4,373	78,452
Central Vermont Public Service Corp.	166	4,784
CH Energy Group Inc.	190	9,251
Cleco Corp.	760	19,631
CMS Energy Corp.	3,048	54,254
Consolidated Edison Inc.	3,571	182,335
Constellation Energy Group Inc.	2,503	217,636
Dominion Resources Inc.	4,935	438,080
DPL Inc.	1,645	51,143
DTE Energy Co.	2,482	118,888
Duke Energy Corp.	17,515	355,379
Duquesne Light Holdings Inc.	1,180	23,352
Dynegy Inc. Class Aa	5,172	47,893
Edison International	4,546	223,345
El Paso Electric Co.[a]	695	18,313
Energy East Corp.	2,052	49,987

Entergy Corp.	2,883	302,484
Exelon Corp.	9,383	644,706
FirstEnergy Corp.	4,477	296,556
FPL Group Inc.	5,658	346,100
Great Plains Energy Inc.	1,133	36,766
Green Mountain Power Corp.	70	2,441
Hawaiian Electric Industries Inc.	1,129	29,343
IDACORP Inc.	607	20,541
Integrys Energy Group Inc.	1,047	58,119
MDU Resources Group Inc.	2,497	71,764
Northeast Utilities	2,142	70,193
NSTAR	1,479	51,942
OGE Energy Corp.	1,268	49,198
Pepco Holdings Inc.	2,635	76,468
PG&E Corp.	4,866	234,882
Pinnacle West Capital Corp.	1,377	66,440
PNM Resources Inc.	1,026	33,140
PPL Corp.	5,346	218,651
Progress Energy Inc.	3,563	179,718
Public Service Enterprise Group Inc.	3,526	292,799
Puget Energy Inc.	1,592	40,883
SCANA Corp.	1,617	69,806
Sierra Pacific Resources Corp.[a]	3,076	53,461
Southern Co. (The)	10,450	382,992
TECO Energy Inc.	2,889	49,720
TXU Corp.	6,410	410,881
UIL Holdings Corp.	326	11,312
UniSource Energy Corp.	503	18,888
Westar Energy Inc.	1,194	32,859
Wisconsin Energy Corp.	1,625	78,845
Xcel Energy Inc.	5,650	139,498

		7,139,072

ELECTRICAL COMPONENTS & EQUIPMENT – 0.38%
Advanced Energy Industries Inc.[a]	440	9,258
AMETEK Inc.	1,449	50,048
Belden CDT Inc.	612	32,797
C&D Technologies Inc.	359	1,806
Emerson Electric Co.	11,220	483,470
Energizer Holdings Inc.[a]	822	70,141
Greatbatch Inc.[a]	296	7,548
Hubbell Inc. Class B	827	39,894
Littelfuse Inc.[a]	325	13,195
Magnetek Inc.[a]	473	2,384
Molex Inc.	1,952	55,046
Vicor Corp.	295	2,956

		768,543

ELECTRONICS – 0.79%
Agilent Technologies Inc.[a]	5,757	193,953
Amphenol Corp. Class A	1,241	80,131
Analogic Corp.	194	12,199
Applera Corp. - Applied Biosystems Group	2,548	75,344
Arrow Electronics Inc.[a]	1,690	63,797
Avnet Inc.[a]	1,876	67,799
Bel Fuse Inc. Class B	159	6,155
Benchmark Electronics Inc.[a]	950	19,627
Brady Corp. Class A	739	23,057
Checkpoint Systems Inc.[a]	568	13,439
Coherent Inc.[a]	440	13,966
CTS Corp.	506	6,993
Cubic Corp.	250	5,410

Cymer Inc.[a]	533	22,146
Daktronics Inc.	425	11,662
Dionex Corp.[a]	282	19,207
Electro Scientific Industries Inc.[a]	406	7,811
FEI Co.[a]	348	12,549
FLIR Systems Inc.[a]	927	33,066
Gentex Corp.	2,101	34,141
Itron Inc.[a]	358	23,284
Jabil Circuit Inc.	2,646	56,651
Keithley Instruments Inc.	235	3,593
KEMET Corp.[a]	1,244	9,517
Lo-Jack Corp.[a]	260	4,935
Methode Electronics Inc.	505	7,459
National Instruments Corp.	792	20,774
Park Electrochemical Corp.	279	7,566
Paxar Corp.[a]	552	15,842
PerkinElmer Inc.	1,753	42,458
Photon Dynamics Inc.[a]	233	2,938
Planar Systems Inc.[a]	235	2,037
Plexus Corp.[a]	608	10,427
Rogers Corp.[a]	245	10,866
Sanmina-SCI Corp.[a]	7,263	26,292
Solectron Corp.[a]	12,474	39,293
Sonic Solutions Inc.[a]	328	4,625
Technitrol Inc.	575	15,059
Tektronix Inc.	1,153	32,468
Thermo Fisher Scientific Inc.[a]	5,848	273,394
Thomas & Betts Corp.[a]	734	35,834
Trimble Navigation Ltd.[a]	1,625	43,615
Varian Inc.[a]	436	25,401
Vishay Intertechnology Inc.[a]	2,536	35,453
Waters Corp.[a]	1,434	83,172
Watts Water Technologies Inc. Class A	375	14,261
Woodward Governor Co.	417	17,168
X-Rite Inc.	381	4,934

		1,591,768

ENERGY - ALTERNATE SOURCES – 0.01%
Headwaters Inc.[a]	553	12,083

		12,083

ENGINEERING & CONSTRUCTION – 0.16%
Dycom Industries Inc.[a]	597	15,558
EMCOR Group Inc.[a]	448	26,423
Fluor Corp.	1,219	109,369
Granite Construction Inc.	453	25,033
Insituform Technologies Inc. Class Aa	390	8,108
Jacobs Engineering Group Inc.[a]	1,628	75,946
Shaw Group Inc. (The)[a]	1,112	34,772
URS Corp.[a]	706	30,069

		325,278

ENTERTAINMENT – 0.15%
International Game Technology Inc.	4,723	190,715
International Speedway Corp. Class A	483	24,971
Macrovision Corp.[a]	731	18,312
Pinnacle Entertainment Inc.[a]	788	22,907
Scientific Games Corp. Class Aa	928	30,466
Shuffle Master Inc.[a,b]	479	8,742

		296,113

ENVIRONMENTAL CONTROL – 0.24%
Allied Waste Industries Inc.[a]	3,474	43,738

Mine Safety Appliances Co.	409	17,203
Republic Services Inc.	2,443	67,964
Stericycle Inc.[a]	617	50,285
Tetra Tech Inc.[a]	807	15,381
Waste Connections Inc.[a]	916	27,425
Waste Management Inc.	7,506	258,281

		480,277

FOOD – 1.53%
Campbell Soup Co.	3,082	120,044
ConAgra Foods Inc.	7,180	178,854
Corn Products International Inc.	1,024	36,444
Dean Foods Co.[a]	1,885	88,105
Flowers Foods Inc.	763	23,020
General Mills Inc.	4,811	280,096
Great Atlantic & Pacific Tea Co.	252	8,361
Hain Celestial Group Inc.[a]	533	16,027
Heinz (H.J.) Co.	4,627	218,024
Hershey Co. (The)	2,461	134,518
Hormel Foods Corp.	1,013	37,673
J&J Snack Foods Corp.	188	7,424
Kellogg Co.	3,503	180,159
Kraft Foods Inc.	2,558	80,986
Kroger Co.	10,013	282,867
Lance Inc.	425	8,602
McCormick & Co. Inc. NVS	1,819	70,068
Nash Finch Co.	170	5,858
Performance Food Group Co.[a]	508	15,682
Ralcorp Holdings Inc.[a]	362	23,277
Ruddick Corp.	487	14,649
Safeway Inc.	6,210	227,534
Sanderson Farms Inc.	217	8,042
Sara Lee Corp.	10,495	177,575
Smithfield Foods Inc.[a]	1,369	41,002
Smucker (J.M.) Co. (The)	799	42,603
Spartan Stores Inc.	303	8,120
SUPERVALU Inc.	2,921	114,123
Sysco Corp.	8,612	291,344
Tootsie Roll Industries Inc.	395	11,838
TreeHouse Foods Inc.[a]	440	13,407
Tyson Foods Inc. Class A	3,491	67,760
United Natural Foods Inc.[a]	575	17,618
Whole Foods Market Inc.	1,978	88,713
Wrigley (William Jr.) Co.	3,095	157,628

		3,098,045

FOREST PRODUCTS & PAPER – 0.45%
Bowater Inc.	739	17,603
Buckeye Technologies Inc.[a]	535	6,944
Caraustar Industries Inc.[a]	405	2,543
Deltic Timber Corp.	169	8,105
Glatfelter Co.	636	9,483
International Paper Co.	6,392	232,669
Louisiana-Pacific Corp.	1,464	29,368
MeadWestvaco Corp.	2,523	77,809
Neenah Paper Inc.	225	8,941
Plum Creek Timber Co. Inc.	2,527	99,614
Pope & Talbot Inc.[a]	235	1,586
Potlatch Corp.	551	25,225
Rayonier Inc.	1,048	45,064
Rock-Tenn Co. Class A	506	16,799
Schweitzer-Mauduit International Inc.	203	5,045
Temple-Inland Inc.	1,515	90,506

Wausau Paper Corp.	741	10,641
Weyerhaeuser Co.	3,139	234,609

		922,554

GAS – 0.41%
AGL Resources Inc.	1,063	45,411
Atmos Energy Corp.	1,193	37,317
Cascade Natural Gas Corp.	138	3,636
Energen Corp.	993	50,534
KeySpan Corp.	2,425	99,789
Laclede Group Inc. (The)	324	10,070
New Jersey Resources Corp.	406	20,320
Nicor Inc.	607	29,391
NiSource Inc.	3,782	92,432
Northwest Natural Gas Co.	394	17,994
Piedmont Natural Gas Co.	1,037	27,356
Sempra Energy	3,653	222,870
South Jersey Industries Inc.	413	15,715
Southern Union Co.	1,472	44,734
Southwest Gas Corp.	563	21,884
UGI Corp.	1,452	38,783
Vectren Corp.	1,086	31,060
WGL Holdings Inc.	707	22,610

		831,906

HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	515	19,436
Black & Decker Corp.	972	79,335
Kennametal Inc.	543	36,712
Lincoln Electric Holdings Inc.	583	34,723
Regal-Beloit Corp.	427	19,804
Snap-On Inc.	825	39,682
Stanley Works (The)	1,130	62,557

		292,249

HEALTH CARE - PRODUCTS – 3.18%
Advanced Medical Optics Inc.[a]	888	33,034
American Medical Systems Holdings Inc.[a]	995	21,064
ArthroCare Corp.[a]	359	12,938
Bard (C.R.) Inc.	1,430	113,699
Bausch & Lomb Inc.	735	37,603
Baxter International Inc.	9,132	480,982
Beckman Coulter Inc.	875	55,904
Becton, Dickinson & Co.	3,443	264,732
BioLase Technology Inc.[a,b]	394	3,834
Biomet Inc.	3,417	145,188
Biosite Inc.[a]	235	19,733
Boston Scientific Corp.[a]	16,331	237,453
CONMED Corp.[a]	437	12,774
Cooper Companies Inc.	613	29,804
Cyberonics Inc.[a]	330	6,197
Cytyc Corp.[a]	1,567	53,607
Datascope Corp.	163	5,899
DENTSPLY International Inc.	2,157	70,642
DJO Inc.[a]	296	11,218
Edwards Lifesciences Corp.[a]	823	41,726
Gen-Probe Inc.[a]	708	33,333
Haemonetics Corp.[a]	363	16,970
Henry Schein Inc.[a]	1,219	67,264
Hillenbrand Industries Inc.	853	50,643
Hologic Inc.[a]	716	41,270
ICU Medical Inc.[a]	192	7,526
IDEXX Laboratories Inc.[a]	442	38,732

Immucor Inc.[a]	915	26,928
Intuitive Surgical Inc.[a]	513	62,365
Invacare Corp.	459	8,005
Johnson & Johnson	40,632	2,448,484
Kensey Nash Corp.[a]	160	4,880
LCA-Vision Inc.	291	11,986
Medtronic Inc.	16,134	791,534
Mentor Corp.[b]	585	26,910
Meridian Bioscience Inc.	296	8,217
Merit Medical Systems Inc.[a]	363	4,556
Osteotech Inc.[a]	279	2,132
Palomar Medical Technologies Inc.[a]	235	9,388
Patterson Companies Inc.[a]	1,924	68,283
PolyMedica Corp.	331	14,011
Possis Medical Inc.[a]	279	3,630
PSS World Medical Inc.[a]	906	19,153
ResMed Inc.[a]	1,055	53,140
Respironics Inc.[a]	1,027	43,124
St. Jude Medical Inc.[a]	4,973	187,035
Steris Corp.	895	23,771
Stryker Corp.	4,147	275,029
SurModics Inc.[a,b]	219	7,884
TECHNE Corp.[a]	547	31,234
Varian Medical Systems Inc.[a]	1,815	86,557
Ventana Medical Systems Inc.[a]	452	18,939
Viasys Healthcare Inc.[a]	440	14,956
Vital Sign Inc.	91	4,730
Zimmer Holdings Inc.[a]	3,350	286,123

		6,456,753

HEALTH CARE - SERVICES – 1.66%
Aetna Inc.	7,316	320,368
Amedisys Inc.[a]	330	10,702
AMERIGROUP Corp.[a]	733	22,283
AmSurg Corp.[a]	425	10,408
Apria Healthcare Group Inc.[a]	631	20,350
Centene Corp.[a]	603	12,657
Community Health Systems Inc.[a]	1,354	47,728
Covance Inc.[a]	885	52,516
Coventry Health Care Inc.[a]	2,220	124,431
Genesis HealthCare Corp.[a]	282	17,797
Gentiva Health Services Inc.[a]	329	6,636
Health Management Associates Inc. Class A	3,297	35,838
Health Net Inc.[a]	1,619	87,118
Healthways Inc.[a]	475	22,206
Humana Inc.[a]	2,319	134,548
Laboratory Corp. of America Holdings[a]	1,748	126,957
LifePoint Hospitals Inc.[a,b]	779	29,773
Lincare Holdings Inc.[a]	1,310	48,011
Manor Care Inc.	1,060	57,622
Matria Healthcare Inc.[a]	297	7,829
Odyssey Healthcare Inc.[a]	533	6,998
Option Care Inc.	370	4,921
Pediatrix Medical Group Inc.[a]	675	38,515
Psychiatric Solutions Inc.[a]	736	29,668
Quest Diagnostics Inc.	2,275	113,454
RehabCare Group Inc.[a]	228	3,618
Sierra Health Services Inc.[a]	768	31,619
Sunrise Senior Living Inc.[a]	612	24,186
Tenet Healthcare Corp.[a]	6,557	42,162
Triad Hospitals Inc.[a]	1,209	63,170
United Surgical Partners International Inc.[a]	610	18,794
UnitedHealth Group Inc.	18,987	1,005,741

Universal Health Services Inc. Class B	778	44,548
Wellcare Health Plans Inc.[a]	466	39,726
WellPoint Inc.[a]	8,659	702,245

		3,365,143

HOLDING COMPANIES - DIVERSIFIED – 0.03%
Leucadia National Corp.	2,248	66,136

		66,136

HOME BUILDERS – 0.31%
Beazer Homes USA Inc.	552	16,025
Centex Corp.	1,686	70,441
Champion Enterprises Inc.[a]	1,097	9,654
Coachmen Industries Inc.	235	2,475
Fleetwood Enterprises Inc.[a]	861	6,811
Horton (D.R.) Inc.	3,842	84,524
Hovnanian Enterprises Inc. Class Aa	516	12,983
KB Home	1,078	45,998
Lennar Corp. Class A	1,931	81,508
M.D.C. Holdings Inc.	469	22,545
M/I Homes Inc.	171	4,540
Meritage Homes Corp.[a]	325	10,439
Monaco Coach Corp.	424	6,754
NVR Inc.[a]	68	45,220
Pulte Homes Inc.	2,936	77,687
Ryland Group Inc.	615	25,947
Skyline Corp.	105	3,543
Standard-Pacific Corp.	921	19,221
Thor Industries Inc.	479	18,868
Toll Brothers Inc.[a]	1,826	49,996
Winnebago Industries Inc.[b]	450	15,133

		630,312

HOME FURNISHINGS – 0.11%
Audiovox Corp. Class Aa	262	3,859
Bassett Furniture Industries Inc.	159	2,340
Ethan Allen Interiors Inc.	451	15,938
Furniture Brands International Inc.	725	11,440
Harman International Industries Inc.	917	88,105
La-Z-Boy Inc.[b]	761	9,421
Whirlpool Corp.	1,092	92,722

		223,825

HOUSEHOLD PRODUCTS & WARES – 0.50%
American Greetings Corp. Class A	813	18,870
Avery Dennison Corp.	1,341	86,173
Blyth Inc.	376	7,937
Central Gardenand Pet Co. Class Aa	995	14,626
Church & Dwight Co. Inc.	892	44,912
Clorox Co. (The)	2,112	134,513
Fortune Brands Inc.	2,114	166,625
Fossil Inc.[a]	645	17,073
Harland (John H.) Co.	376	19,262
Kimberly-Clark Corp.	6,397	438,131
Playtex Products Inc.[a]	886	12,023
Russ Berrie & Co. Inc.[a]	158	2,228
Scotts Miracle-Gro Co. (The) Class A	630	27,739
Spectrum Brands Inc.[a]	519	3,285
Standard Register Co. (The)	202	2,555
Tupperware Brands Corp.	820	20,443
WD-40 Co.	233	7,388

		1,023,783

HOUSEWARES – 0.08%
Libbey Inc.	192	2,692
National Presto Industries Inc.	63	3,883
Newell Rubbermaid Inc.	3,846	119,572
Toro Co. (The)	606	31,051

		157,198

INSURANCE – 4.89%
ACE Ltd.	4,542	259,167
AFLAC Inc.	6,914	325,373
Allstate Corp. (The)	8,733	524,504
Ambac Financial Group Inc.	1,473	127,252
American Financial Group Inc.	963	32,781
American International Group Inc.	36,525	2,455,210
Aon Corp.	4,369	165,847
Berkley (W.R.) Corp.	2,345	77,666
Brown & Brown Inc.	1,566	42,360
Chubb Corp.	5,749	297,051
CIGNA Corp.	1,443	205,858
Cincinnati Financial Corp.	2,414	102,354
Delphi Financial Group Inc. Class A	619	24,902
Everest Re Group Ltd.	902	86,745
Fidelity National Financial Inc.	3,047	73,158
First American Corp.	1,343	68,117
Gallagher (Arthur J.) & Co.	1,337	37,877
Genworth Financial Inc. Class A	6,230	217,676
Hanover Insurance Group Inc. (The)	707	32,607
Hartford Financial Services Group Inc. (The)	4,474	427,625
HCC Insurance Holdings Inc.	1,543	47,524
Hilb, Rogal & Hobbs Co.	501	24,574
Horace Mann Educators Corp.	609	12,515
Infinity Property & Casualty Corp.	311	14,573
LandAmerica Financial Group Inc.	244	18,034
Lincoln National Corp.	4,004	271,431
Loews Corp.	6,365	289,162
Marsh & McLennan Companies Inc.	7,672	224,713
MBIA Inc.	1,874	122,728
Mercury General Corp.	504	26,732
MetLife Inc.	10,616	670,400
MGIC Investment Corp.	1,195	70,409
Ohio Casualty Corp.	900	26,955
Old Republic International Corp.	3,191	70,585
Philadelphia Consolidated Holding Corp.[a]	790	34,752
PMI Group Inc. (The)	1,243	56,208
Presidential Life Corp.	294	5,798
Principal Financial Group Inc.	3,787	226,728
ProAssurance Corp.[a]	498	25,473
Progressive Corp. (The)	10,688	233,212
Protective Life Corp.	951	41,882
Prudential Financial Inc.	6,665	601,583
Radian Group Inc.	1,143	62,728
RLI Corp.	316	17,358
SAFECO Corp.	1,497	99,446
Safety Insurance Group Inc.	195	7,823
SCPIE Holdings Inc.[a]	159	3,609
Selective Insurance Group Inc.	812	20,674
StanCorp Financial Group Inc.	745	36,632
Stewart Information Services Corp.	279	11,659
Torchmark Corp.	1,396	91,564
Travelers Companies Inc. (The)	9,635	498,804
Triad Guaranty Inc.[a]	170	7,040
United Fire & Casualty Co.	277	9,731
Unitrin Inc.	606	28,524

Unum Group	4,806	110,682
XL Capital Ltd. Class A	2,510	175,600
Zenith National Insurance Corp.	523	24,722

		9,906,697

INTERNET – 1.69%
Amazon.com Inc.[a]	4,354	173,246
Avocent Corp.[a]	693	18,690
Blue Coat Systems Inc.[a]	187	6,869
Blue Nile Inc.[a,b]	194	7,888
CheckFree Corp.[a]	1,258	46,659
eBay Inc.[a]	16,173	536,135
F5 Networks Inc.[a]	568	37,874
Google Inc. Class Aa	3,054	1,399,221
IAC/InterActiveCorp[a]	3,101	116,939
InfoSpace Inc.[a]	393	10,088
j2 Global Communications Inc.[a]	682	18,905
McAfee Inc.[a]	2,212	64,325
MIVA Inc.[a]	427	1,640
Napster Inc.[a]	473	1,958
NetFlix Inc.[a,b]	841	19,503
PC-Tel Inc.[a]	324	3,295
Secure Computing Corp.[a]	851	6,553
Stamps.com Inc.[a]	268	3,851
Symantec Corp.[a]	13,154	227,564
United Online Inc.	870	12,206
ValueClick Inc.[a]	1,361	35,563
VeriSign Inc.[a]	3,399	85,383
WebEx Communications Inc.[a]	596	33,889
Websense Inc.[a]	675	15,518
Yahoo! Inc.[a]	17,122	535,747

		3,419,509

IRON & STEEL – 0.42%
Allegheny Technologies Inc.	1,429	152,460
Carpenter Technology Corp.	377	45,527
Chaparral Steel Co.	648	37,694
Cleveland-Cliffs Inc.	606	38,790
Gibraltar Industries Inc.	415	9,387
Material Sciences Corp.[a]	194	1,936
Nucor Corp.	4,242	276,281
Reliance Steel & Aluminum Co.	884	42,786
Ryerson Inc.	350	13,867
Steel Dynamics Inc.	1,250	54,000
Steel Technologies Inc.	154	4,555
United States Steel Corp.	1,676	166,209

		843,492

LEISURE TIME – 0.34%
Arctic Cat Inc.	169	3,294
Brunswick Corp.	1,304	41,532
Callaway Golf Co.	963	15,177
Carnival Corp.	6,215	291,235
Harley-Davidson Inc.	3,637	213,674
K2 Inc.[a]	672	8,124
Multimedia Games Inc.[a]	393	4,677
Nautilus Inc.	473	7,298
Polaris Industries Inc.[b]	554	26,581
Sabre Holdings Corp.	1,814	59,409
WMS Industries Inc.[a]	319	12,518

		683,519

LODGING – 0.48%
Boyd Gaming Corp.	604	28,775
Harrah’s Entertainment Inc.	2,589	218,641
Hilton Hotels Corp.	5,398	194,112
Marcus Corp.	324	7,536
Marriott International Inc. Class A	4,724	231,287
Monarch Casino & Resort Inc.[a]	147	3,822
Starwood Hotels & Resorts Worldwide Inc.	2,983	193,448
Wyndham Worldwide Corp.[a]	2,763	94,356

		971,977

MACHINERY – 0.89%
AGCO Corp.[a]	1,277	47,211
Albany International Corp. Class A	422	15,167
Applied Industrial Technologies Inc.	509	12,491
Astec Industries Inc.[a]	248	9,982
Briggs & Stratton Corp.	737	22,736
Cascade Corp.	148	8,862
Caterpillar Inc.	9,091	609,370
Cognex Corp.	652	14,129
Cummins Inc.	731	105,790
Deere & Co.	3,242	352,211
Flowserve Corp.	803	45,924
Gardner Denver Inc.[a]	742	25,859
Gerber Scientific Inc.[a]	359	3,809
Graco Inc.	933	36,536
IDEX Corp.	734	37,346
Intevac Inc.[a]	292	7,700
Joy Global Inc.	1,690	72,501
Lindsay Corp.	165	5,245
Manitowoc Co. Inc. (The)	854	54,255
Nordson Corp.	479	22,254
Robbins & Myers Inc.[b]	226	8,428
Rockwell Automation Inc.	2,402	143,808
Terex Corp.[a]	1,420	101,899
Zebra Technologies Corp. Class Aa	979	37,799

		1,801,312

MANUFACTURING – 4.82%
Acuity Brands Inc.	629	34,243
AptarGroup Inc.	483	32,327
Barnes Group Inc.	514	11,827
Brink’s Co. (The)	666	42,258
Carlisle Companies Inc.	844	36,233
Ceradyne Inc.[a]	360	19,706
CLARCOR Inc.	737	23,437
Cooper Industries Ltd.	2,546	114,545
Crane Co.	695	28,092
Danaher Corp.	3,317	237,000
Donaldson Co. Inc.	970	35,017
Dover Corp.	2,840	138,620
Eastman Kodak Co.	3,977	89,721
Eaton Corp.	2,081	173,888
EnPro Industries Inc.[a]	294	10,599
Federal Signal Corp.	698	10,833
General Electric Co.	144,444	5,107,540
Griffon Corp.[a]	361	8,935
Harsco Corp.	1,164	52,217
Honeywell International Inc.	11,418	525,913
Illinois Tool Works Inc.	5,846	301,654
Ingersoll-Rand Co. Class A	4,320	187,358
ITT Industries Inc.	2,574	155,264
Lancaster Colony Corp.	354	15,643
Leggett & Platt Inc.	2,498	56,630

Lydall Inc.[a]	202	3,210
Myers Industries Inc.	438	8,182
Pall Corp.	1,732	65,816
Parker Hannifin Corp.	1,671	144,224
Pentair Inc.	1,386	43,188
Roper Industries Inc.	1,216	66,734
Smith (A.O.) Corp.	297	11,351
SPX Corp.	838	58,828
Standex International Corp.	168	4,790
Sturm, Ruger & Co. Inc.[a]	438	5,891
Teleflex Inc.	546	37,166
Textron Inc.	1,764	158,407
3M Co.	10,293	786,694
Tredegar Corp.	383	8,729
Trinity Industries Inc.	1,089	45,651
Tyco International Ltd.	27,798	877,027

		9,775,388

MEDIA – 3.02%
Belo Corp.	1,211	22,609
CBS Corp. Class B	10,902	333,492
Clear Channel Communications Inc.	6,933	242,932
Comcast Corp. Class Aa	43,642	1,132,510
DIRECTV Group Inc. (The)[a]	10,779	248,672
Dow Jones & Co. Inc.	885	30,506
Entercom Communications Corp.	461	12,991
4Kids Entertainment Inc.[a]	171	3,235
Gannett Co. Inc.	3,289	185,138
Lee Enterprises Inc.	636	19,112
McGraw-Hill Companies Inc. (The)	4,946	311,004
Media General Inc. Class A	356	13,585
Meredith Corp.	578	33,171
New York Times Co. Class Ab	1,982	46,597
News Corp. Class A	32,863	759,793
Radio One Inc. Class Da	1,088	7,028
Scholastic Corp.[a]	417	12,969
Scripps (E.W.) Co. Class A	1,161	51,873
Time Warner Inc.	54,641	1,077,521
Tribune Co.	2,732	87,725
Viacom Inc. Class Ba	9,788	402,385
Walt Disney Co. (The)	28,921	995,750
Washington Post Co. (The) Class B	83	63,371
Westwood One Inc.	986	6,774
Wiley (John) & Sons Inc. Class A	610	23,034

		6,123,777

METAL FABRICATE & HARDWARE – 0.19%
Castle (A.M.) & Co.	168	4,932
Commercial Metals Co.	1,658	51,978
Kaydon Corp.	407	17,322
Lawson Products Inc.	72	2,727
Mueller Industries Inc.	536	16,134
Precision Castparts Corp.	1,902	197,903
Quanex Corp.	544	23,038
Timken Co. (The)	1,286	38,979
Valmont Industries Inc.	249	14,400
Worthington Industries Inc.	1,045	21,506

		388,919

MINING – 0.61%
Alcoa Inc.	12,146	411,749
AMCOL International Corp.	310	9,192
Brush Engineered Materials Inc.[a]	279	13,523

Century Aluminum Co.[a]	314	14,720
Freeport-McMoRan Copper & Gold Inc.	5,245	347,167
Newmont Mining Corp.	6,271	263,319
RTI International Metals Inc.[a]	316	28,759
Vulcan Materials Co.	1,337	155,734

		1,244,163

OFFICE & BUSINESS EQUIPMENT – 0.19%
Global Imaging Systems Inc.[a]	706	13,767
Pitney Bowes Inc.	3,097	140,573
Xerox Corp.[a]	13,557	228,978

		383,318

OFFICE FURNISHINGS – 0.04%
Herman Miller Inc.	938	31,414
HNI Corp.	705	32,381
Interface Inc. Class A	737	11,785

		75,580

OIL & GAS – 7.67%
Anadarko Petroleum Corp.	6,446	277,049
Apache Corp.	4,615	326,281
Atwood Oceanics Inc.[a]	378	22,185
Cabot Oil & Gas Corp.	671	45,172
Chesapeake Energy Corp.	5,782	178,548
Chevron Corp.	30,485	2,254,671
Cimarex Energy Co.	1,145	42,388
ConocoPhillips	23,069	1,576,766
Denbury Resources Inc.[a]	1,651	49,183
Devon Energy Corp.	6,208	429,718
Encore Acquisition Co.[a]	738	17,852
ENSCO International Inc.	2,155	117,232
EOG Resources Inc.	3,389	241,771
Exxon Mobil Corp.	80,292	6,058,031
Forest Oil Corp.[a]	768	25,628
Frontier Oil Corp.	1,540	50,266
Helmerich & Payne Inc.	1,445	43,841
Hess Corp.	3,782	209,788
Marathon Oil Corp.	4,917	485,947
Murphy Oil Corp.	2,603	139,000
Nabors Industries Ltd.[a]	4,230	125,504
Newfield Exploration Co.[a]	1,805	75,287
Noble Corp.	1,914	150,594
Noble Energy Inc.	2,437	145,367
Occidental Petroleum Corp.	12,028	593,101
Patterson-UTI Energy Inc.	2,293	51,455
Penn Virginia Corp.	266	19,524
Petroleum Development Corp.[a]	234	12,535
Pioneer Natural Resources Co.	1,756	75,701
Plains Exploration & Production Co.[a]	1,084	48,932
Pogo Producing Co.	806	38,769
Pride International Inc.[a]	2,254	67,845
Quicksilver Resources Inc.[a]	803	31,935
Rowan Companies Inc.	1,531	49,712
Southwestern Energy Co.[a]	2,328	95,401
St. Mary Land & Exploration Co.	802	29,417
Stone Energy Corp.[a]	392	11,638
Sunoco Inc.	1,745	122,918
Swift Energy Co.[a]	406	16,959
Transocean Inc.[a]	4,096	334,643
Unit Corp.[a]	649	32,833
Valero Energy Corp.	8,455	545,263
XTO Energy Inc.	5,129	281,120

		15,547,770

OIL & GAS SERVICES – 1.57%
Baker Hughes Inc.	4,491	296,990
BJ Services Co.	4,146	115,673
Cameron International Corp.[a]	1,592	99,962
CARBO Ceramics Inc.	288	13,406
Dril-Quip Inc.[a]	310	13,417
FMC Technologies Inc.[a]	936	65,295
Grant Prideco Inc.[a]	1,791	89,263
Halliburton Co.	14,062	446,328
Hanover Compressor Co.[a]	1,398	31,106
Helix Energy Solutions Group Inc.[a]	1,279	47,694
Hornbeck Offshore Services Inc.[a]	346	9,913
Hydril Co.[a]	266	25,600
Input/Output Inc.[a]	960	13,229
Lone Star Technologies Inc.[a]	425	28,063
Lufkin Industries Inc.	214	12,023
National Oilwell Varco Inc.[a]	2,451	190,663
Oceaneering International Inc.[a]	741	31,211
Schlumberger Ltd.	16,525	1,141,878
SEACOR Holdings Inc.[a]	293	28,831
Smith International Inc.	2,785	133,819
Superior Energy Services Inc.[a]	1,128	38,882
Tetra Technologies Inc.[a]	980	24,216
Tidewater Inc.	833	48,797
Weatherford International Ltd.[a]	4,774	215,307
W-H Energy Services Inc.[a]	394	18,416

		3,179,982

PACKAGING & CONTAINERS – 0.16%
Ball Corp.	1,452	66,574
Bemis Co. Inc.	1,450	48,416
Chesapeake Corp.	278	4,198
Packaging Corp. of America	1,099	26,816
Pactiv Corp.a	1,908	64,376
Sealed Air Corp.	2,224	70,278
Sonoco Products Co.	1,373	51,597

		332,255

PHARMACEUTICALS – 5.36%
Abbott Laboratories	21,640	1,207,512
Allergan Inc.	2,148	238,041
Alpharma Inc. Class A	610	14,689
AmerisourceBergen Corp.	2,719	143,427
Barr Pharmaceuticals Inc.[a]	1,470	68,135
Bradley Pharmaceuticals Inc.[a]	258	4,951
Bristol-Myers Squibb Co.	28,289	785,303
Cardinal Health Inc.	5,668	413,481
Cephalon Inc.[a]	886	63,092
Express Scripts Inc.[a]	1,914	154,498
Forest Laboratories Inc.[a]	4,448	228,805
Gilead Sciences Inc.[a]	6,495	496,868
HealthExtras Inc.[a]	414	11,915
Hospira Inc.[a]	2,169	88,712
King Pharmaceuticals Inc.[a]	3,377	66,426
Lilly (Eli) & Co.	13,818	742,165
Mannatech Inc.[b]	222	3,565
Medco Health Solutions Inc.[a]	4,130	299,549
Medicis Pharmaceutical Corp. Class A	773	23,824
Merck & Co. Inc.	30,390	1,342,326
MGI Pharma Inc.[a]	1,065	23,931
Mylan Laboratories Inc.	3,313	70,037

NBTY Inc.[a]	798	42,326
Noven Pharmaceuticals Inc.[a]	359	8,329
Omnicare Inc.	1,692	67,291
Par Pharmaceutical Companies Inc.[a]	503	12,635
Perrigo Co.	1,141	20,150
PetMed Express Inc.[a]	330	3,911
Pfizer Inc.	100,394	2,535,952
Schering-Plough Corp.	20,802	530,659
Sciele Pharma Inc.[a]	385	9,117
Sepracor Inc.[a]	1,526	71,157
Theragenics Corp.[a]	473	2,961
USANA Health Sciences Inc.[a]	149	6,984
Valeant Pharmaceuticals International	1,317	22,771
VCA Antech Inc.[a]	1,149	41,720
ViroPharma Inc.[a]	971	13,934
Watson Pharmaceuticals Inc.[a]	1,403	37,081
Wyeth	18,868	943,966

		10,862,196

PIPELINES – 0.53%
El Paso Corp.	9,798	141,777
Equitable Resources Inc.	1,672	80,791
Kinder Morgan Inc.	1,493	158,930
National Fuel Gas Co.	1,172	50,701
ONEOK Inc.	1,573	70,785
Questar Corp.	1,187	105,892
Spectra Energy Corp.	8,739	229,574
Williams Companies Inc. (The)	8,300	236,218

		1,074,668

REAL ESTATE – 0.09%
CB Richard Ellis Group Inc. Class Aa	2,558	87,432
Realogy Corp.[a]	2,978	88,179

		175,611

REAL ESTATE INVESTMENT TRUSTS – 1.54%
Acadia Realty Trust	442	11,523
AMB Property Corp.	1,348	79,249
Apartment Investment & Management Co. Class A	1,346	77,651
Archstone-Smith Trust	3,056	165,880
AvalonBay Communities Inc.	1,098	142,740
Boston Properties Inc.	1,651	193,827
Colonial Properties Trust	642	29,320
Developers Diversified Realty Corp.	1,754	110,327
EastGroup Properties Inc.	321	16,381
Entertainment Properties Trust	358	21,570
Equity Residential	4,078	196,682
Essex Property Trust Inc.	322	41,693
Highwoods Properties Inc.	772	30,486
Hospitality Properties Trust	1,256	58,781
Host Hotels & Resorts Inc.	7,319	192,563
Inland Real Estate Corp.	937	17,185
Kilroy Realty Corp.	443	32,671
Kimco Realty Corp.	3,156	153,823
Lexington Realty Trust	926	19,566
Liberty Property Trust	1,259	61,338
Longview Fibre Co.	931	22,931
LTC Properties Inc.	290	7,514
Macerich Co. (The)	996	91,991
Mack-Cali Realty Corp.	928	44,201
Medical Properties Trust Inc.	639	9,387
Mid-America Apartment Communities Inc.	331	18,622

National Retail Properties Inc.	797	19,279
New Plan Excel Realty Trust Inc.	1,432	47,299
Parkway Properties Inc.	201	10,502
ProLogis	3,562	231,281
PS Business Parks Inc.	222	15,655
Public Storage Inc.	1,711	161,980
Regency Centers Corp.	953	79,623
Senior Housing Properties Trust	1,016	24,282
Simon Property Group Inc.	3,089	343,651
Sovran Self Storage Inc.	266	14,739
UDR Inc.	1,867	57,168
Vornado Realty Trust	1,812	216,244
Weingarten Realty Investors	1,085	51,603

		3,121,208

RETAIL – 6.21%
Abercrombie & Fitch Co. Class A	1,232	93,238
Advance Auto Parts Inc.	1,500	57,825
Aeropostale Inc.[a]	768	30,897
American Eagle Outfitters Inc.	2,773	83,162
AnnTaylor Stores Corp.[a]	992	38,470
Applebee’s International Inc.	1,020	25,276
AutoNation Inc.[a]	2,113	44,880
AutoZone Inc.[a]	723	92,645
Barnes & Noble Inc.	725	28,601
Bed Bath & Beyond Inc.[a]	3,935	158,069
Best Buy Co. Inc.	5,636	274,586
Big Lots Inc.[a]	1,571	49,141
BJ’s Wholesale Club Inc.[a]	940	31,800
Bob Evans Farms Inc.	507	18,734
Borders Group Inc.	890	18,174
Brinker International Inc.	1,735	56,735
Brown Shoe Co. Inc.	390	16,380
California Pizza Kitchen Inc.[a]	265	8,716
CarMax Inc.[a]	2,952	72,442
Casey’s General Store Inc.	730	18,257
Cash America International Inc.	422	17,302
Cato Corp. Class A	444	10,385
CBRL Group Inc.	446	20,650
CEC Entertainment Inc.[a]	483	20,064
Charming Shoppes Inc.[a]	1,651	21,380
Cheesecake Factory Inc. (The)[a]	1,094	29,155
Chico’s FAS Inc.[a]	2,485	60,709
Children’s Place Retail Stores Inc. (The)[a]	311	17,341
Christopher & Banks Corp.	507	9,871
Circuit City Stores Inc.	2,070	38,357
CKE Restaurants Inc.	950	17,917
Claire’s Stores Inc.	1,365	43,844
Coldwater Creek Inc.[a]	831	16,853
Copart Inc.[a]	957	26,806
Cost Plus Inc.[a]	323	3,230
Costco Wholesale Corp.	6,419	345,599
CVS/Caremark Corp.	21,537	735,270
Darden Restaurants Inc.	2,040	84,028
Dick’s Sporting Goods Inc.[a]	516	30,062
Dillard’s Inc. Class A	872	28,541
Dollar General Corp.	4,343	91,854
Dollar Tree Stores Inc.[a]	1,461	55,869
Dress Barn Inc.[a]	667	13,880
Family Dollar Stores Inc.	2,123	62,883
Federated Department Stores Inc.	7,364	331,748
Finish Line Inc. (The) Class A	585	7,371
First Cash Financial Services Inc.[a]	382	8,511

Foot Locker Inc.	2,166	51,009
Fred’s Inc.	569	8,364
GameStop Corp. Class Aa	2,182	71,068
Gap Inc. (The)	7,435	127,956
Genesco Inc.[a]	324	13,456
Group 1 Automotive Inc.	317	12,607
Guitar Center Inc.[a]	395	17,822
Haverty Furniture Companies Inc.	359	5,026
Hibbett Sports Inc.[a]	502	14,352
Home Depot Inc.	28,616	1,051,352
Hot Topic Inc.[a]	671	7,448
IHOP Corp.	260	15,249
Insight Enterprises Inc.[a]	706	12,694
Jack in the Box Inc.[a]	506	34,980
Jo-Ann Stores Inc.[a]	326	8,884
Jos. A. Bank Clothiers Inc.[a]	215	7,600
Kohl’s Corp.[a]	4,575	350,491
Landry’s Restaurants Inc.	250	7,400
Limited Brands Inc.	4,773	124,384
Longs Drug Stores Corp.	390	20,140
Lowe’s Companies Inc.	21,321	671,398
MarineMax Inc.[a]	225	5,216
McDonald’s Corp.	17,294	779,095
Men’s Wearhouse Inc. (The)	747	35,146
Movado Group Inc.	283	8,334
MSC Industrial Direct Co. Inc. Class A	767	35,804
99 Cents Only Stores[a]	706	10,399
Nordstrom Inc.	3,219	170,414
O’Charley’s Inc.[a]	295	5,691
Office Depot Inc.[a]	3,928	138,030
OfficeMax Inc.	1,018	53,689
O’Reilly Automotive Inc.[a]	1,555	51,471
OSI Restaurant Partners Inc.	1,075	42,463
P.F. Chang’s China Bistro Inc.[a,b]	360	15,077
Pacific Sunwear of California Inc.[a]	1,050	21,872
Panera Bread Co. Class Aa	440	25,986
Papa John’s International Inc.[a]	321	9,437
Payless ShoeSource Inc.[a]	950	31,540
Penney (J.C.) Co. Inc.	3,143	258,229
Pep Boys - Manny, Moe & Jack Inc.	831	15,864
PetSmart Inc.	1,946	64,140
RadioShack Corp.	1,889	51,060
Rare Hospitality International Inc.[a]	455	13,691
Red Robin Gourmet Burgers Inc.[a]	226	8,773
Regis Corp.	662	26,725
Ross Stores Inc.	1,981	68,146
Ruby Tuesday Inc.	800	22,880
Ruth’s Chris Steak House Inc.[a]	209	4,255
Saks Inc.	1,895	39,492
School Specialty Inc.[a]	319	11,519
Sears Holdings Corp.[a]	1,166	210,067
Select Comfort Corp.[a,b]	746	13,279
Sonic Automotive Inc.	443	12,626
Sonic Corp.[a]	1,067	23,773
Stage Stores Inc.	582	13,566
Staples Inc.	10,087	260,648
Starbucks Corp.[a]	10,541	330,566
Steak n Shake Co. (The)[a]	393	6,591
Stein Mart Inc.	374	6,104
Target Corp.	12,029	712,839
Tiffany & Co.	1,922	87,413
TJX Companies Inc.	6,352	171,250
Tractor Supply Co.[a]	477	24,566

Triarc Companies Inc. Class B	865	14,869
Tuesday Morning Corp.[b]	378	5,610
Tween Brands Inc.[a]	457	16,324
Urban Outfitters Inc.[a]	1,533	40,640
Walgreen Co.	14,027	643,699
Wal-Mart Stores Inc.	34,506	1,620,057
Wendy’s International Inc.	1,390	43,507
Williams-Sonoma Inc.	1,578	55,956
World Fuel Services Corp.	392	18,134
Yum! Brands Inc.	3,724	215,098
Zale Corp.[a]	696	18,360

		12,591,168

SAVINGS & LOANS – 0.49%
Anchor BanCorp Wisconsin Inc.	283	8,023
Astoria Financial Corp.	1,197	31,828
BankAtlantic Bancorp Inc. Class A	650	7,124
BankUnited Financial Corp. Class A	444	9,417
Brookline Bancorp Inc.	863	10,934
Dime Community Bancshares Inc.	383	5,067
Downey Financial Corp.	289	18,652
First Niagara Financial Group Inc.	1,543	21,463
FirstFed Financial Corp.[a,b]	234	13,298
Flagstar Bancorp Inc.	476	5,688
Franklin Bank Corp.[a]	331	5,915
Hudson City Bancorp Inc.	7,016	95,979
MAF Bancorp Inc.	407	16,825
New York Community Bancorp Inc.	3,677	64,678
Sovereign Bancorp Inc.	5,066	128,879
Washington Federal Inc.	1,209	28,363
Washington Mutual Inc.	12,990	524,536

		996,669

SEMICONDUCTORS – 2.55%
Actel Corp.[a]	358	5,914
Advanced Micro Devices Inc.[a]	7,638	99,752
Altera Corp.[a]	5,029	100,530
Analog Devices Inc.	4,824	166,380
Applied Materials Inc.	19,496	357,167
Atmel Corp.[a]	5,851	29,431
ATMI Inc.[a]	541	16,538
Axcelis Technologies Inc.[a]	1,438	10,986
Broadcom Corp. Class Aa	6,558	210,315
Brooks Automation Inc.[a]	1,048	17,973
Cabot Microelectronics Corp.[a]	360	12,064
Cohu Inc.	296	5,565
Cree Inc.[a,b]	1,022	16,822
Cypress Semiconductor Corp.[a]	2,487	46,134
Diodes Inc.[a]	267	9,305
DSP Group Inc.[a]	395	7,505
Exar Corp.[a]	476	6,302
Fairchild Semiconductor International Inc. Class Aa	1,672	27,956
Integrated Device Technology Inc.[a]	2,721	41,958
Intel Corp.	80,919	1,547,980
International Rectifier Corp.[a]	996	38,057
Intersil Corp. Class A	2,003	53,059
KLA-Tencor Corp.	2,790	148,763
Kopin Corp.[a]	935	3,160
Kulicke & Soffa Industries Inc.[a]	708	6,549
Lam Research Corp.[a]	1,970	93,260
Lattice Semiconductor Corp.[a]	1,608	9,407
Linear Technology Corp.	4,230	133,626

LSI Logic Corp.[a]	10,781	112,554
Maxim Integrated Products Inc.	4,478	131,653
MEMC Electronic Materials Inc.[a]	2,315	140,243
Micrel Inc.[a]	868	9,565
Microchip Technology Inc.	2,996	106,448
Micron Technology Inc.[a]	10,471	126,490
Microsemi Corp.[a]	1,023	21,289
MKS Instruments Inc.[a]	513	13,092
National Semiconductor Corp.	4,104	99,071
Novellus Systems Inc.[a]	1,779	56,964
NVIDIA Corp.[a]	4,941	142,202
Pericom Semiconductor Corp.[a]	438	4,284
Photronics Inc.[a]	609	9,470
PMC-Sierra Inc.[a]	2,851	19,986
QLogic Corp.[a]	2,180	37,060
Rudolph Technologies Inc.[a]	322	5,616
Semtech Corp.[a]	997	13,440
Silicon Laboratories Inc.[a]	759	22,709
Skyworks Solutions Inc.[a]	2,276	13,087
Standard Microsystems Corp.a	279	8,521
Supertex Inc.[a]	188	6,243
Teradyne Inc.[a]	2,716	44,923
Texas Instruments Inc.	20,732	624,033
TriQuint Semiconductor Inc.[a]	1,962	9,810
Ultratech Inc.[a]	329	4,478
Varian Semiconductor Equipment Associates Inc.[a]	801	42,757
Veeco Instruments Inc.[a]	418	8,151
Xilinx Inc.	4,775	122,861

		5,179,458

SOFTWARE – 3.73%
Activision Inc.[a]	3,591	68,014
Acxiom Corp.	1,036	22,160
Adobe Systems Inc.[a]	8,207	342,232
Advent Software Inc.[a]	264	9,206
Allscripts Healthcare Solutions Inc.[a]	622	16,676
Altiris Inc.[a]	312	10,268
ANSYS Inc.[a]	534	27,111
Autodesk Inc.[a]	3,228	121,373
Automatic Data Processing Inc.	7,708	373,067
Avid Technology Inc.[a]	582	20,300
Blackbaud Inc.	621	15,165
BMC Software Inc.[a]	2,915	89,753
CA Inc.	5,822	150,848
Captaris Inc.[a]	508	2,941
Cerner Corp.[a]	891	48,515
Citrix Systems Inc.[a]	2,531	81,068
Compuware Corp.[a]	5,115	48,541
Concur Technologies Inc.[a]	388	6,774
CSG Systems International Inc.[a]	675	16,889
Dendrite International Inc.[a]	604	9,459
Digi International Inc.[a]	324	4,115
Dun & Bradstreet Corp.	878	80,074
eFunds Corp.[a]	645	17,196
Electronic Arts Inc.[a]	4,313	217,203
Epicor Software Corp.[a]	792	11,017
EPIQ Systems Inc.[a]	163	3,322
Fair Isaac Corp.	853	32,994
Fidelity National Information Services Inc.	2,277	103,512
First Data Corp.	10,667	286,942
Fiserv Inc.[a]	2,435	129,201
Global Payments Inc.	945	32,187

Hyperion Solutions Corp.[a]	843	43,693
IMS Health Inc.	2,777	82,366
Inter-Tel Inc.	289	6,832
Intuit Inc.[a]	4,843	132,504
JDA Software Group Inc.[a]	406	6,102
Keane Inc.[a]	696	9,452
ManTech International Corp. Class Aa	264	8,820
MapInfo Corp.[a]	279	5,616
Microsoft Corp.	121,029	3,373,078
MoneyGram International Inc.	1,152	31,980
Neoware Inc.[a]	285	2,870
Novell Inc.[a]	4,763	34,389
Oracle Corp.[a]	55,944	1,014,265
Parametric Technology Corp.[a]	1,573	30,029
Paychex Inc.	4,713	178,481
Phoenix Technologies Ltd.[a]	394	2,463
Progress Software Corp.[a]	578	18,034
Quality Systems Inc.	231	9,240
SEI Investments Co.	877	52,822
SPSS Inc.[a]	261	9,422
Sybase Inc.[a]	1,271	32,131
Take-Two Interactive Software Inc.[a,b]	999	20,120
THQ Inc.[a]	904	30,908
Transaction Systems Architects Inc. Class Aa	539	17,458
Wind River Systems Inc.[a]	1,092	10,854

		7,562,052

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.[a]	455	12,185

		12,185

TELECOMMUNICATIONS – 5.87%
Adaptec Inc.[a]	1,604	6,207
ADC Telecommunications Inc.[a]	1,609	26,935
ADTRAN Inc.	982	23,912
Aeroflex Inc.[a]	1,111	14,610
Alltel Corp.	5,238	324,756
Andrew Corp.[a]	2,144	22,705
Anixter International Inc.[a]	474	31,256
Applied Signal Technology Inc.	160	2,869
AT&T Inc.	87,687	3,457,498
Avaya Inc.[a]	6,298	74,379
Black Box Corp.	257	9,391
C-COR Inc.[a]	603	8,358
CenturyTel Inc.	1,611	72,801
Ciena Corp.[a]	1,163	32,506
Cincinnati Bell Inc.[a]	3,548	16,676
Cisco Systems Inc.[a]	84,925	2,168,135
Citizens Communications Co.	4,751	71,027
CommScope Inc.[a]	813	34,878
Comtech Telecommunications Corp.[a]	307	11,890
Corning Inc.[a]	21,945	499,029
CT Communications Inc.	280	6,748
Ditech Networks Inc.[a]	412	3,345
Embarq Corp.	2,068	116,532
General Communication Inc. Class Aa	649	9,086
Harmonic Inc.[a]	1,030	10,115
Harris Corp.	1,862	94,869
JDS Uniphase Corp.[a]	2,873	43,756
Juniper Networks Inc.[a]	7,881	155,098
Motorola Inc.	33,759	596,522
NETGEAR Inc.[a]	475	13,552
Network Equipment Technologies Inc.[a]	394	3,822

NeuStar Inc. Class Aa	897	25,511
Newport Corp.[a]	555	9,085
Novatel Wireless Inc.[a]	419	6,721
Plantronics Inc.	632	14,928
Polycom Inc.[a]	1,205	40,163
Powerwave Technologies Inc.[a]	1,706	9,707
QUALCOMM Inc.	23,223	990,693
Qwest Communications International Inc.[a]	22,412	201,484
RF Micro Devices Inc.[a]	2,744	17,095
Sprint Nextel Corp.	40,663	770,970
Symmetricom Inc.[a]	708	5,876
Telephone & Data Systems Inc.	1,452	86,568
Tellabs Inc.[a]	6,175	61,133
3Com Corp.[a]	5,577	21,806
Tollgrade Communications Inc.[a]	166	2,085
UTStarcom Inc.[a,b]	1,508	12,501
Verizon Communications Inc.	40,822	1,547,970
Viasat Inc.[a]	326	10,748
Windstream Corp.	6,603	96,998

		11,895,305

TEXTILES – 0.07%
Angelica Corp.	125	3,443
Cintas Corp.	1,888	68,157
G&K Services Inc. Class A	310	11,247
Mohawk Industries Inc.[a,b]	742	60,881
UniFirst Corp.	198	7,597

		151,325

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	2,284	65,368
JAKKS Pacific Inc.[a]	373	8,915
Lenox Group Inc.[a]	200	1,316
Mattel Inc.	5,435	149,843
RC2 Corp.[a]	276	11,148

		236,590

TRANSPORTATION – 1.74%
Alexander & Baldwin Inc.	635	32,029
Arkansas Best Corp.	362	12,869
Bristow Group Inc.[a]	325	11,846
Burlington Northern Santa Fe Corp.	5,028	404,402
C.H. Robinson Worldwide Inc.	2,428	115,937
Con-way Inc.	671	33,443
CSX Corp.	6,111	244,746
EGL Inc.[a]	477	18,904
Expeditors International Washington Inc.	2,956	122,142
FedEx Corp.	4,294	461,304
Forward Air Corp.	437	14,369
Heartland Express Inc.	890	14,133
Hub Group Inc. Class Aa	557	16,147
Hunt (J.B.) Transport Services Inc.	1,524	39,990
Kansas City Southern Industries Inc.[a]	1,048	37,288
Kirby Corp.[a]	726	25,395
Knight Transportation Inc.	828	14,755
Landstar System Inc.	810	37,130
Norfolk Southern Corp.	5,566	281,640
Old Dominion Freight Line Inc.[a]	411	11,841
Overseas Shipholding Group Inc.	419	26,229
Ryder System Inc.	849	41,890
Swift Transportation Co. Inc.[a]	734	22,871
Union Pacific Corp.	3,780	383,859
United Parcel Service Inc. Class B	15,007	1,051,991

Werner Enterprises Inc.	735	13,355
YRC Worldwide Inc.[a]	799	32,136

		3,522,641

TRUCKING & LEASING – 0.02%
GATX Corp.	730	34,894

		34,894

WATER – 0.02%
American States Water Co.	235	8,664
Aqua America Inc.[b]	1,804	40,500

		49,164

TOTAL COMMON STOCKS (Cost: $176,977,462)		202,455,368

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.36%

CERTIFICATES OF DEPOSIT(c) – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$5,387	5,387
Deutsche Bank AG
5.35%, 08/08/07	6,733	6,733

		12,120

COMMERCIAL PAPER(c) – 0.05%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	2,562	2,561
BNP Paribas Finance Inc.
5.12%, 06/06/07	934	934
Bryant Park Funding LLC
5.28%, 04/23/07[d]	4,040	4,028
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	2,020	2,015
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	4,040	4,031
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	11,226	11,175
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	6,503	6,502
Five Finance Inc.
5.22%, 04/20/07[d]	1,239	1,236
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	4,713	4,654
Giro Funding Corp.
5.29%, 04/23/07[d]	2,693	2,685
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	5,252	5,211
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	1,347	1,327
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	4,040	4,027
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	2,020	2,013
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	3,403	3,361

Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	6,076	6,047
Nationwide Building Society
5.21%, 04/13/07[d]	2,559	2,555
Nestle Capital Corp.
5.19%, 08/09/07	1,616	1,586
Park Granada LLC
5.50%, 04/02/07[d]	5,678	5,679
Park Sienna LLC
5.50%, 04/02/07[d]	539	539
Sedna Finance Inc.
5.22%, 04/17/07[d]	1,535	1,532
Simba Funding Corp.
5.20%, 07/23/07[d]	2,693	2,650
Societe Generale
5.18%, 05/16/07	6,733	6,691
Tulip Funding Corp.
5.30%, 04/26/07[d]	3,640	3,627
Variable Funding Capital Corp.
5.41%, 04/02/07[d]	4,388	4,388
Westpac Banking Corp.
5.20%, 07/12/07[d]	2,424	2,389
Zela Finance Inc.
5.20%, 07/16/07[d]	1,616	1,591

		95,034
MEDIUM-TERM NOTES(c) – 0.00%
Bank of America N.A.
5.28%, 04/20/07	673	673
Cullinan Finance Corp.
5.71%, 06/28/07[d]	2,020	2,020
K2 USA LLC
5.39%, 06/04/07[d]	2,020	2,020
Sigma Finance Inc.
5.51%, 06/18/07[d]	2,209	2,209

		6,922

MONEY MARKET FUNDS – 0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	274,118	274,118

		274,118

REPURCHASE AGREEMENTS(c) – 0.06%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $5,389 (collateralized by non-U.S. Government debt securities, value $5,554, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$5,387	5,387
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $7,922 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $8,462, 3.75% to 8.50%, 5/15/08 to 6/12/46).	7,918	7,918
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $5,119 (collateralized by U.S. Government obligations, value $5,225, 5.50%, 12/1/34).	5,117	5,117

Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $4,042 (collateralized by non-U.S. Government debt securities, value $4,171, 1.00% to 10.00%, 10/17/18 to 11/25/52).	4,040	4,040
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $6,736 (collateralized by non-U.S. Government debt securities, value $7,356, 4.50% to 7.84%, 12/1/07 to 7/15/21).	6,733	6,733
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $269 (collateralized by non-U.S. Government debt securities, value $283, 4.50% to 7.84%, 12/1/07 to 7/15/21).	269	269
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $17,515 (collateralized by non-U.S. Government debt securities, value $18,640, 0.00% to 6.01%, 5/27/33 to 3/15/37).	17,507	17,507
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $2,964 (collateralized by non-U.S. Government debt securities, value $3,154, 0.00% to 6.01%, 5/27/33 to 3/15/37).	2,963	2,963
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,617 (collateralized by non-U.S. Government debt securities, value $1,721, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,616	1,616
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $9,431 (collateralized by non-U.S. Government debt securities, value $9,909, 4.70% to 6.25%, 11/25/35 to 10/17/48).	9,427	9,427
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $5,389 (collateralized by non-U.S. Government debt securities, value $5,662, 0.00% to 8.85%, 8/15/09 to 10/15/49).	5,387	5,387
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $6,389 (collateralized by non-U.S. Government debt securities, value $6,632, 0.00% to 5.68%, 4/17/07 to 1/25/47).	6,386	6,386
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $2,694 (collateralized by non-U.S. Government debt securities, value $2,977, 5.65% to 9.49%, 1/1/17 to 6/1/48).	2,693	2,693
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,348 (collateralized by non-U.S. Government debt securities, value $1,416, 3.73% to 5.33%, 12/1/35 to 6/1/46).	1,347	1,347
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $673 (collateralized by non-U.S. Government debt securities, value $708, 4.70% to 8.75%, 6/1/10 to 3/15/32).	673	673
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $18,863 (collateralized by non-U.S. Government debt securities, value $23,984, 1.13% to 10.07%, 1/15/09 to 10/12/49).	18,854	18,854

Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,694 (collateralized by non-U.S. Government debt securities, value $2,777, 3.60% to 10.13%, 7/15/07 to 7/1/26).	2,693	2,693
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $13,473 (collateralized by non-U.S. Government debt securities, value $14,167, 4.22% to 8.32%, 1/17/14 to 12/20/54).	13,467	13,467
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,694 (collateralized by non-U.S. Government debt securities, value $2,802, 0.00% to 10.00%, 4/1/07 to 3/31/37).	2,693	2,693
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $1,995 (collateralized by non-U.S. Government debt securities, value $2,566, 0.00% to 10.00%, 4/1/07 to 3/31/37).[g]	1,885	1,885
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $7,275 (collateralized by non-U.S. Government debt securities, value $7,644, 0.06% to 8.32%, 5/15/09 to 3/15/49).	7,272	7,272

		124,327

TIME DEPOSITS(c) – 0.02%
Bank of Montreal
5.25%, 04/02/07	5,457	5,457
Credit Suisse First Boston NY
5.32%, 04/03/07	13,467	13,467
Danske Bank
5.46%, 04/02/07	8,080	8,080
Deutsche Bank AG
5.25%, 04/02/07	4,715	4,715

		31,719
VARIABLE & FLOATING RATE NOTES(c) – 0.09%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	6,895	6,895
American Express Centurion Bank
5.41%, 07/19/07	2,963	2,964
American Express Credit Corp.
5.42%, 03/05/08	808	808
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	5	5
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	2,020	2,020
ASIF Global Financing
5.40%, 05/03/07[d]	269	269
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	1,751	1,751
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	3,905	3,905
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	6,868	6,867
BMW US Capital LLC
5.32%, 04/15/08[d]	2,693	2,693
BNP Paribas
5.33%, 11/19/07[d]	4,983	4,983
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	2,586	2,585
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	1,751	1,750

CC USA Inc.
5.35%, 07/30/07[d]	1,347	1,347
Commodore CDO Ltd.
5.42%, 12/12/07[d]	579	579
Credit Agricole SA
5.33%, 11/23/07	2,693	2,693
Cullinan Finance Corp.
5.36%, 04/25/07[d]	673	673
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	124	124
DEPFA Bank PLC
5.39%, 12/14/07[d]	2,693	2,693
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	3,097	3,097
Fifth Third Bancorp
5.32%, 02/22/08[d]	5,387	5,387
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	1,751	1,750
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	2,828	2,828
Granite Master Issuer PLC
5.29%, 08/20/07[d]	9,427	9,427
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	6,195	6,170
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	4,040	4,040
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	2,693	2,693
Holmes Financing PLC
5.29%, 07/16/07[d]	4,713	4,713
JP Morgan Securities Inc.
5.52%, 11/16/07	5,387	5,387
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	7,407	7,407
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	2,020	2,020
Kestrel Funding LLC
5.30%, 07/11/07[d]	1,077	1,077
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	1,616	1,616
Leafs LLC
5.32%, 01/22/08[d]	2,604	2,604
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	2,963	2,963
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	950	950
Marshall & Ilsley Bank
5.32%, 02/15/08	1,481	1,481
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	4,874	4,874
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	2,963	2,963
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	4,040	4,040
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	269	269
Mound Financing PLC
5.29%, 05/08/07[d]	2,532	2,532
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	4,309	4,309

National City Bank of Indiana
5.34%, 05/21/07	1,347	1,347
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	8,888	8,889
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	2,700	2,699
Northern Rock PLC
5.38%, 02/01/08[d]	3,232	3,232
Pricoa Global Funding I
5.31%, 02/27/08d	3,636	3,636
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	3,905	3,905
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	2,693	2,693
Strips III LLC
5.37%, 07/24/07[d]	531	531
SunTrust Bank
5.29%, 05/01/07	2,693	2,693
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	6,572	6,571
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	1,751	1,750
Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	2,929	2,929
Wachovia Bank N.A.
5.48%, 05/22/07	6,814	6,814
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	2,020	2,020
Wells Fargo & Co.
5.33%, 11/15/07[d]	1,347	1,347
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	2,020	2,020
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	8,080	8,080
Wind Master Trust
5.31%, 07/25/07[d]	1,077	1,077

		192,434

TOTAL SHORT-TERM INVESTMENTS (Cost: $736,674)		736,674

TOTAL INVESTMENTS IN SECURITIES – 100.23% (Cost: $177,714,136)		203,192,042
Other Assets, Less Liabilities – (0.23)%		(461,828)

NET ASSETS – 100.00%		$202,730,214

NVS – Non-Voting Shares

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.98%

BIOTECHNOLOGY – 48.10%
Acorda Therapeutics Inc.[a]	179,716	$3,490,085
Affymetrix Inc.[a]	477,595	14,361,282
Alexion Pharmaceuticals Inc.[a]	295,571	12,780,490
Amgen Inc.[a]	2,890,861	161,541,313
Arena Pharmaceuticals Inc.[a,b]	382,525	4,154,221
ARIAD Pharmaceuticals Inc.[a]	514,363	2,309,490
ArQule Inc.[a]	202,609	1,511,463
Barrier Therapeutics Inc.[a]	272,192	1,878,125
Biocryst Pharmaceuticals Inc.[a]	227,788	1,906,586
Biogen Idec Inc.[a]	1,024,093	45,449,247
Celgene Corp.[a]	1,308,160	68,626,074
Cell Genesys Inc.[a]	594,050	2,495,010
Coley Pharmaceutical Group Inc.[a,b]	196,173	1,879,337
Crucell NV ADR [a,b]	98,634	2,492,481
CuraGen Corp.[a,b]	434,580	1,338,506
Curis Inc.[a]	296,328	450,419
Cytokinetics Inc.[a]	326,756	2,274,222
deCODE genetics Inc.[a,b]	570,881	2,083,716
Digene Corp.[a]	269,715	11,438,613
Diversa Corp.[a,b]	390,710	3,051,445
Encysive Pharmaceuticals Inc.[a,b]	483,977	1,311,578
Enzon Pharmaceuticals Inc.[a]	458,484	3,736,645
Exelixis Inc.[a]	1,004,915	9,988,855
Gene Logic Inc.[a]	178,576	383,938
Genitope Corp.[a,b]	321,327	1,333,507
Genomic Health Inc.[a]	208,306	3,612,026
Genzyme Corp.[a]	723,385	43,417,568
Geron Corp.[a]	697,374	4,881,618
GTx Inc.[a]	276,835	5,647,434
Harvard Bioscience Inc.[a]	250,527	1,207,540
Human Genome Sciences Inc.[a]	572,242	6,077,210
Illumina Inc.[a]	432,156	12,662,171
Immunogen Inc.[a]	262,154	1,255,718
Immunomedics Inc.[a,b]	473,041	2,166,528
Incyte Corp.[a]	767,182	5,055,729
Inhibitex Inc.[a]	187,833	309,924
InterMune Inc.[a,b]	412,126	10,163,027
Invitrogen Corp.[a]	165,846	10,556,098
Keryx Biopharmaceuticals Inc.[a]	396,849	4,174,851
Kosan Biosciences Inc.[a]	269,903	1,484,466
Lexicon Genetics Inc.[a]	613,919	2,228,526
LifeCell Corp.[a]	241,845	6,038,870
MedImmune Inc.[a]	701,435	25,525,220
Millennium Pharmaceuticals Inc.[a]	983,919	11,177,320
Momenta Pharmaceuticals Inc.[a,b]	299,193	3,877,541
Monogram Biosciences Inc.[a]	1,102,477	2,138,805
Myriad Genetics Inc.[a]	300,879	10,368,290
Nektar Therapeutics[a,b]	889,044	11,610,915
Neurochem Inc.[a,b]	377,504	5,692,760
Northfield Laboratories Inc.[a,b]	183,291	661,681
Novavax Inc.[a]	500,552	1,296,430

Omrix Biopharmaceuticals Inc.[a]	128,316	4,910,653
Orchid Cellmark Inc.[a]	184,772	1,154,825
Oscient Pharmaceuticals Corp.[a]	115,516	607,614
Panacos Pharmaceuticals Inc.[a]	432,925	2,004,443
PDL BioPharma Inc.[a,b]	693,996	15,059,713
Qiagen NVa,b	714,615	12,277,086
Regeneron Pharmaceuticals Inc.[a]	730,957	15,803,290
Savient Pharmaceuticals Inc.[a]	393,637	4,731,517
Seattle Genetics Inc.[a]	389,827	3,192,683
StemCells Inc.[a]	615,115	1,550,090
SuperGen Inc.[a]	456,803	2,695,138
Telik Inc.[a,b]	450,518	2,446,313
Tercica Inc.[a,b]	392,635	2,300,841
Third Wave Technologies Inc.[a]	354,240	1,806,624
Vertex Pharmaceuticals Inc.[a,b]	947,993	26,581,724
XOMA Ltd.[a]	1,257,848	3,635,181

		656,312,649

COMMERCIAL SERVICES – 0.24%
Albany Molecular Research Inc.[a]	326,050	3,211,592

		3,211,592

HEALTH CARE - PRODUCTS – 3.50%
Biosite Inc.[a]	135,947	11,415,470
Bioveris Corp.[a]	116,155	1,543,700
Caliper Life Sciences Inc.[a]	238,988	1,350,282
Cerus Corp.[a]	257,763	1,739,900
Columbia Laboratories Inc.[a]	373,288	500,206
EPIX Pharmaceuticals Inc.[a]	295,064	1,976,929
Gen-Probe Inc.[a]	290,413	13,672,644
Luminex Corp.[a]	257,021	3,526,328
TECHNE Corp.[a]	210,376	12,012,470

		47,737,929

PHARMACEUTICALS – 48.14%
Abraxis BioScience Inc.[a]	686,142	18,326,853
ACADIA Pharmaceuticals Inc.[a,b]	248,407	3,731,073
Adams Respiratory Therapeutics Inc.[a,b]	264,553	8,896,917
Adolor Corp.[a,b]	492,252	4,307,205
Alkermes Inc.[a]	692,058	10,685,376
Allos Therapeutics Inc.[a,b]	447,397	2,670,960
Alnylam Pharmaceuticals Inc.[a,b]	300,906	5,416,308
Altus Pharmaceuticals Inc.[a]	173,677	2,643,364
Amylin Pharmaceuticals Inc.[a,b]	486,842	18,188,417
Anadys Pharmaceuticals Inc.[a]	229,088	909,479
Angiotech Pharmaceuticals Inc.[a]	351,191	1,924,527
Antigenics Inc.[a,b]	404,670	902,414
Array BioPharma Inc.[a]	221,246	2,809,824
Aspreva Pharmaceuticals Corp.[a]	308,644	6,654,365
AtheroGenics Inc.[a,b]	472,215	1,326,924
Auxilium Pharmaceuticals Inc.[a]	277,046	4,067,035
AVANIR Pharmaceuticals Class Aa,b	293,558	358,141
AVI BioPharma Inc.[a,b]	448,923	1,203,114
Axcan Pharma Inc.[a]	586,685	9,686,169
Bioenvision Inc.[a]	331,353	1,355,234
BioMarin Pharmaceutical Inc.[a]	880,539	15,198,103
Cardiome Pharma Corp.[a]	387,321	3,931,308
Cell Therapeutics Inc.[a,b]	1,152,745	1,832,865
Cephalon Inc.[a]	238,164	16,959,658
CollaGenex Pharmaceuticals Inc.[a,b]	177,732	2,401,159
Cubist Pharmaceuticals Inc.[a]	505,660	11,159,916
CV Therapeutics Inc.[a,b]	599,964	4,721,717
Cypress Bioscience Inc.[a]	293,917	2,233,769
Dendreon Corp.ab	657,017	8,495,230
Depomed Inc.[a,b]	300,034	1,071,121

Discovery Laboratories Inc.[a]	561,080	1,329,760
Durect Corp.[a,b]	543,376	2,260,444
Dyax Corp.[a]	404,188	1,665,255
Emisphere Technologies Inc.[a,b]	208,517	667,254
Endo Pharmaceuticals Holdings Inc.[a]	520,887	15,314,078
Flamel Technologies SA SP ADR[a,b]	206,142	5,277,235
Genta Inc.[a]	1,597,741	495,300
Gilead Sciences Inc.[a]	1,259,976	96,388,164
Hi-Tech Pharmacal Co. Inc.[a]	99,234	1,106,459
Hollis-Eden Pharmaceuticals Inc.[a,b]	172,862	437,341
Idenix Pharmaceuticals Inc.[a,b]	408,705	2,983,546
ImClone Systems Inc.[a]	303,684	12,381,197
Indevus Pharmaceuticals Inc.[a]	387,979	2,743,012
Inspire Pharmaceuticals Inc.[a]	517,472	2,949,590
Introgen Therapeutics Inc.[a,b]	282,249	1,140,286
Isis Pharmaceuticals Inc.[a]	583,489	5,408,943
ISTA Pharmaceuticals Inc.[a,b]	206,219	1,746,675
Labopharm Inc.[a]	73,121	416,790
Ligand Pharmaceuticals Inc. Class Ba	894,853	9,020,118
MannKind Corp.[a,b]	648,801	9,277,854
Matrixx Initiatives Inc.[a]	72,242	1,173,932
Medarex Inc.[a]	1,354,375	17,525,612
Medicines Co. (The)[a]	291,541	7,311,848
MGI Pharma Inc.[a]	520,581	11,697,455
Nabi Biopharmaceuticals[a]	644,241	3,420,920
Nastech Pharmaceutical Co. Inc.[a,b]	206,546	2,228,631
NeoPharm Inc.[a,b]	199,773	339,614
Neurocrine Biosciences Inc.[a,b]	161,943	2,024,288
New River Pharmaceuticals Inc.[a]	323,522	20,585,705
NitroMed Inc.[a,b]	335,004	1,045,212
Noven Pharmaceuticals Inc.[a]	163,675	3,797,260
NPS Pharmaceuticals Inc.[a]	332,861	1,128,399
Nuvelo Inc.[a]	389,359	1,432,841
Onyx Pharmaceuticals Inc.[a,b]	472,526	11,737,546
OSI Pharmaceuticals Inc.[a,b]	408,110	13,467,630
Pain Therapeutics Inc.[a,b]	291,831	2,287,955
Penwest Pharmaceuticals Co.[a,b]	169,571	1,709,276
Perrigo Co.	728,193	12,859,888
Pharmacyclics Inc.[a]	207,369	551,602
Pharmion Corp.[a]	288,205	7,576,909
POZEN Inc.[a]	240,335	3,544,941
Progenics Pharmaceuticals Inc.[a]	233,483	5,528,877
QLT Inc.[a,b]	528,415	4,137,489
Renovis Inc.[a]	243,288	851,508
Rigel Pharmaceuticals Inc.[a]	220,418	2,393,739
Salix Pharmaceuticals Ltd.[a]	413,627	5,211,700
Santarus Inc.[a,b]	442,895	3,117,981
SciClone Pharmaceuticals Inc.[a]	358,772	979,448
Sciele Pharma Inc.[a]	300,356	7,112,430
Sepracor Inc.[a]	419,665	19,568,979
Shire PLC ADR	393,994	24,388,229
Tanox Inc.[a]	473,501	8,882,879
Teva Pharmaceutical Industries Ltd. SP ADR	1,632,789	61,115,292
Threshold Pharmaceuticals Inc.[a,b]	349,077	513,143
Trimeris Inc.[a]	250,715	1,724,919
United Therapeutics Inc.[a]	194,114	10,439,451
ViaCell Inc.[a]	289,138	1,575,802
ViroPharma Inc.[a]	530,731	7,615,990
VIVUS Inc.[a]	351,982	1,805,668
XenoPort Inc.[a]	197,432	5,500,456
Zymogenetics Inc.[a]	635,289	9,885,097

		656,874,387

TOTAL COMMON STOCKS (Cost: $1,766,529,714)		1,364,136,557

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 10.68%

CERTIFICATES OF DEPOSIT(c) – 0.28%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,680,769	1,680,769
Deutsche Bank AG
5.35%, 08/08/07	2,100,961	2,100,961

		3,781,730

COMMERCIAL PAPER(c) – 2.17%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	799,298	797,605
BNP Paribas Finance Inc.
5.12%, 06/06/07	294,134	291,418
Bryant Park Funding LLC
5.28%, 04/23/07[d]	1,260,576	1,256,694
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	630,288	628,698
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07[d]	1,260,576	1,257,798
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07[d]	3,502,747	3,486,753
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07[d]	2,029,049	2,028,596
Five Finance Inc.
5.22%, 04/20/07[d]	386,577	385,568
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	1,470,672	1,452,163
Giro Funding Corp.
5.29%, 04/23/07[d]	840,384	837,791
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07[d]	1,638,749	1,625,908
Irish Permanent Treasury PLC
5.18%, 07/10/07[d]	420,192	414,206
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07[d]	1,260,576	1,256,311
KKR Pacific Funding Trust
5.29%, 04/24/07[d]	630,288	628,251
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	1,061,809	1,048,635
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	1,895,873	1,886,712
Nationwide Building Society
5.21%, 04/13/07[d]	798,365	797,094
Nestle Capital Corp.
5.19%, 08/09/07	504,231	494,853
Park Granada LLC
5.50%, 04/02/07[d]	1,771,740	1,771,741
Park Sienna LLC
5.50%, 04/02/07[d]	168,077	168,077
Sedna Finance Inc.
5.22%, 04/17/07[d]	479,019	477,977
Simba Funding Corp.
5.20%, 07/23/07[d]	840,384	826,789
Societe Generale
5.18%, 05/16/07	2,100,961	2,087,659
Tulip Funding Corp.
5.30%, 04/26/07[d]	1,135,695	1,131,683

Variable Funding Capital Corp.
5.41%, 04/02/07[d]	1,369,255	1,369,255
Westpac Banking Corp.
5.20%, 07/12/07[d]	756,346	745,312
Zela Finance Inc.
5.20%, 07/16/07[d]	504,231	496,583

		29,650,130

MEDIUM-TERM NOTES(c) – 0.16%
Bank of America N.A.
5.28%, 04/20/07	210,096	210,096
Cullinan Finance Corp.
5.71%, 06/28/07[d]	630,288	630,288
K2 USA LLC
5.39%, 06/04/07[d]	630,288	630,288
Sigma Finance Inc.
5.51%, 06/18/07[d]	689,115	689,115

		2,159,787

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[e,f]	1,442,514	1,442,514

		1,442,514

REPURCHASE AGREEMENTS(c) – 2.84%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,681,538 (collateralized by non-U.S. Government debt securities, value $1,733,090, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,680,769	1,680,769
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,471,860 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,640,275, 3.75% to 8.50%, 5/15/08 to 6/12/46).	2,470,730	2,470,730
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,597,446 (collateralized by U.S. Government obligations, value $1,630,451, 5.50%, 12/1/34).	1,596,730	1,596,730
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,261,154 (collateralized by non-U.S. Government debt securities, value $1,301,395, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,260,576	1,260,576
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,101,920 (collateralized by non-U.S. Government debt securities, value $2,295,085, 4.50% to 7.84%, 12/1/07 to 7/15/21).	2,100,961	2,100,961
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $84,076 (collateralized by non-U.S. Government debt securities, value $88,273, 4.50% to 7.84%, 12/1/07 to 7/15/21).	84,038	84,038
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $5,464,997 (collateralized by non-U.S. Government debt securities, value $5,815,996, 0.00% to 6.01%, 5/27/33 to 3/15/37).	5,462,498	5,462,498

Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $924,851 (collateralized by non-U.S. Government debt securities, value $984,250, 0.00% to 6.01%, 5/27/33 to 3/15/37).	924,423	924,423
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $504,466 (collateralized by non-U.S. Government debt securities, value $536,866, 0.00% to 6.01%, 5/27/33 to 3/15/37).	504,231	504,231
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,942,688 (collateralized by non-U.S. Government debt securities, value $3,091,799, 4.70% to 6.25%, 11/25/35 to 10/17/48).	2,941,345	2,941,345
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,681,538 (collateralized by non-U.S. Government debt securities, value $1,766,742, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,680,769	1,680,769
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,993,522 (collateralized by non-U.S. Government debt securities, value $2,069,296, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,992,610	1,992,610
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $840,775 (collateralized by non-U.S. Government debt securities, value $928,981, 5.65% to 9.49%, 1/1/17 to 6/1/48).	840,384	840,384
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $420,384 (collateralized by non-U.S. Government debt securities, value $441,718, 3.73% to 5.33%, 12/1/35 to 6/1/46).	420,192	420,192
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $210,193 (collateralized by non-U.S. Government debt securities, value $220,856, 4.70% to 8.75%, 6/1/10 to 3/15/32).	210,096	210,096
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $5,885,421 (collateralized by non-U.S. Government debt securities, value $7,483,489, 1.13% to 10.07%, 1/15/09 to 10/12/49).	5,882,690	5,882,690
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $840,768 (collateralized by non-U.S. Government debt securities, value $866,583, 3.60% to 10.13%, 7/15/07 to 7/1/26).	840,384	840,384
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,203,843 (collateralized by non-U.S. Government debt securities, value $4,420,297, 4.22% to 8.32%, 1/17/14 to 12/20/54).	4,201,921	4,201,921
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $840,768 (collateralized by non-U.S. Government debt securities, value $874,438, 0.00% to 10.00%, 4/1/07 to 3/31/37).	840,384	840,384
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $622,461 (collateralized by non-U.S. Government debt securities, value $800,588, 0.00% to 10.00%, 4/1/07 to 3/31/37)[g]	588,269	588,269

Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $2,270,080 (collateralized by non-U.S. Government debt securities, value $2,385,102, 0.06% to 8.32%, 5/15/09 to 3/15/49).	2,269,038	2,269,038

		38,793,038

TIME DEPOSITS(c) – 0.72%
Bank of Montreal
5.25%, 04/02/07	1,702,644	1,702,644
Credit Suisse First Boston NY
5.32%, 04/03/07	4,201,921	4,201,921
Danske Bank
5.46%, 04/02/07	2,521,153	2,521,153
Deutsche Bank AG
5.25%, 04/02/07	1,471,109	1,471,109

		9,896,827

VARIABLE & FLOATING RATE NOTES(c) – 4.40%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08[d]	2,151,384	2,151,579
American Express Centurion Bank
5.41%, 07/19/07	924,423	924,742
American Express Credit Corp.
5.42%, 03/05/08	252,115	252,228
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,540	1,540
Arkle Master Issuer PLC
5.30%, 11/19/07[d]	630,288	630,288
ASIF Global Financing
5.40%, 05/03/07[d]	84,038	84,042
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08[d]	546,250	546,250
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	1,218,557	1,218,589
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07[d]	2,142,980	2,143,006
BMW US Capital LLC
5.32%, 04/15/08[d]	840,384	840,384
BNP Paribas
5.33%, 11/19/07[d]	1,554,711	1,554,711
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07[d]	806,769	806,706
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07[d]	546,250	546,249
CC USA Inc.
5.35%, 07/30/07[d]	420,192	420,209
Commodore CDO Ltd.
5.42%, 12/12/07[d]	180,640	180,640
Credit Agricole SA
5.33%, 11/23/07	840,384	840,384
Cullinan Finance Corp.
5.36%, 04/25/07[d]	210,096	210,096
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	38,750	38,750
DEPFA Bank PLC
5.39%, 12/14/07[d]	840,384	840,384
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07[d]	966,442	966,450
Fifth Third Bancorp
5.32%, 02/22/08[d]	1,680,769	1,680,769
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07[d]	546,250	546,230

General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	882,403	882,469
Granite Master Issuer PLC
5.29%, 08/20/07[d]	2,941,345	2,941,345
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07[d]	1,932,884	1,925,125
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,260,576	1,260,636
HBOS Treasury Services PLC
5.41%, 01/24/08[d]	840,384	840,384
Holmes Financing PLC
5.29%, 07/16/07[d]	1,470,672	1,470,672
JP Morgan Securities Inc.
5.52%, 11/16/07	1,680,769	1,680,769
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08[g]	2,311,057	2,311,057
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07[d]	630,288	630,280
Kestrel Funding LLC
5.30%, 07/11/07[d]	336,154	336,144
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	504,231	504,231
Leafs LLC
5.32%, 01/22/08[d]	812,653	812,653
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07[d]	924,423	924,412
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	296,279	296,279
Marshall & Ilsley Bank
5.32%, 02/15/08	462,211	462,211
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	1,520,869	1,520,869
Merrill Lynch & Co. Inc.
5.58%, 05/30/07[g]	924,423	924,423
Metropolitan Life Global Funding I
5.35%, 04/04/08[d]	1,260,576	1,260,576
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	84,038	84,038
Mound Financing PLC
5.29%, 05/08/07[d]	789,961	789,961
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	1,344,615	1,344,604
National City Bank of Indiana
5.34%, 05/21/07	420,192	420,197
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08[d]	2,773,268	2,773,515
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	842,485	842,391
Northern Rock PLC
5.38%, 02/01/08[d]	1,008,461	1,008,478
Pricoa Global Funding I
5.31%, 02/27/08[d]	1,134,519	1,134,519
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	1,218,557	1,218,551
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	840,384	840,384
Strips III LLC
5.37%, 07/24/07[d]	165,588	165,588
SunTrust Bank
5.29%, 05/01/07	840,384	840,387
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07[d]	2,050,538	2,050,490
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07[d]	546,250	546,250

Wachovia Asset Securitization Inc.
5.31%, 05/25/07[d]	913,958	913,959
Wachovia Bank N.A.
5.48%, 05/22/07	2,126,172	2,126,174
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	630,288	630,410
Wells Fargo & Co.
5.33%, 11/15/07[d]	420,192	420,207
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	630,288	630,293
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	2,521,153	2,520,979
Wind Master Trust
5.31%, 07/25/07[d]	336,154	336,154

		60,046,290
TOTAL SHORT-TERM INVESTMENTS (Cost: $145,770,316)		145,770,316

TOTAL INVESTMENTS IN SECURITIES – 110.66% (Cost: $1,912,300,030)		1,509,906,873

Other Assets, Less Liabilities – (10.66)%		(145,483,060)

NET ASSETS – 100.00%		$1,364,423,813

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 5.

[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[e]	Affiliated issuer. See Note 2.

[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.27%
Clear Channel Outdoor Holdings Inc. Class A(a)	8,076	$212,480
Donnelley (R.H.) Corp.(b)	15,023	1,064,980
Getty Images Inc.(a)	11,569	562,600
Harte-Hanks Inc.	12,470	344,047
Interpublic Group of Companies Inc.(a)	105,837	1,302,853
Lamar Advertising Co.	18,918	1,191,266
Omnicom Group Inc.	38,518	3,943,473

		8,621,699

AEROSPACE & DEFENSE – 2.03%
Alliant Techsystems Inc.(a)	7,536	662,565
Armor Holdings Inc.(a)	6,691	450,505
Boeing Co. (The)	180,973	16,090,309
DRS Technologies Inc.	8,809	459,566
General Dynamics Corp.	91,213	6,968,673
Goodrich Corp.	28,180	1,450,706
L-3 Communications Holdings Inc.	27,459	2,401,839
Lockheed Martin Corp.	82,890	8,041,988
Northrop Grumman Corp.	77,884	5,780,550
Raytheon Co.	101,045	5,300,821
Rockwell Collins Inc.	38,564	2,581,089
Spirit AeroSystems Holdings Inc. Class A(a)	13,569	432,173
United Technologies Corp.	228,834	14,874,210

		65,494,994

AGRICULTURE – 1.86%
Altria Group Inc.	472,577	41,496,986
Archer-Daniels-Midland Co.	147,778	5,423,453
Loews Corp. - Carolina Group	21,174	1,600,966
Monsanto Co.	122,563	6,736,062
Reynolds American Inc.	39,038	2,436,362
UST Inc.	36,490	2,115,690

		59,809,519

AIRLINES – 0.21%
AMR Corp.(a)	54,143	1,648,654
Continental Airlines Inc. Class B(a)	20,020	728,528
Southwest Airlines Co.	180,764	2,657,231
UAL Corp.(a)	24,991	953,906
US Airways Group Inc.(a)	14,533	660,961

		6,649,280

APPAREL – 0.44%
Coach Inc.(a)	87,067	4,357,703
Hanesbrands Inc.(a)	21,282	625,478
Jones Apparel Group Inc.	25,144	772,675
Liz Claiborne Inc.	23,856	1,022,230
Nike Inc. Class B	43,541	4,626,667

Polo Ralph Lauren Corp.	13,959	1,230,486
VF Corp.	19,822	1,637,694

		14,272,933

AUTO MANUFACTURERS – 0.36%
Ford Motor Co.	408,791	3,225,361
General Motors Corp.	106,890	3,275,110
Oshkosh Truck Corp.	16,825	891,725
PACCAR Inc.	56,494	4,146,660

		11,538,856

AUTO PARTS & EQUIPMENT – 0.24%
Autoliv Inc.	18,553	1,059,562
BorgWarner Inc.	12,973	978,424
Goodyear Tire & Rubber Co. (The)(a)	40,380	1,259,452
Johnson Controls Inc.	44,159	4,178,325
TRW Automotive Holdings Corp.(a)	9,646	335,874

		7,811,637

BANKS – 6.28%
Associated Bancorp	29,671	996,946
BancorpSouth Inc.	17,748	433,939
Bank of America Corp.	1,032,807	52,693,813
Bank of Hawaii Corp.	11,308	599,663
Bank of New York Co. Inc. (The)	172,235	6,984,129
BB&T Corp.	123,845	5,080,122
BOK Financial Corp.	4,828	239,131
City National Corp.	9,342	687,571
Colonial BancGroup Inc. (The)	34,656	857,736
Comerica Inc.	36,544	2,160,481
Commerce Bancorp Inc.	41,869	1,397,587
Commerce Bancshares Inc.	15,621	754,651
Compass Bancshares Inc.	29,129	2,004,075
Cullen/Frost Bankers Inc.	13,052	683,011
East West Bancorp Inc.	13,605	500,256
Fifth Third Bancorp	107,864	4,173,258
First Citizens BancShares Inc. Class A	1,375	276,375
First Horizon National Corp.	28,074	1,165,913
Fulton Financial Corp.	38,528	559,812
Huntington Bancshares Inc.	55,749	1,218,116
Investors Financial Services Corp.	15,039	874,518
KeyCorp	91,645	3,433,938
M&T Bank Corp.	17,121	1,983,125
Marshall & Ilsley Corp.	57,071	2,642,958
Mellon Financial Corp.	93,542	4,035,402
National City Corp.	137,965	5,139,196
Northern Trust Corp.	49,219	2,960,031
PNC Financial Services Group	78,580	5,655,403
Popular Inc.	63,358	1,049,208
Regions Financial Corp.	165,524	5,854,584
Sky Financial Group Inc.	24,161	648,964
South Financial Group Inc. (The)	16,748	414,011
State Street Corp.	75,386	4,881,244
SunTrust Banks Inc.	82,308	6,834,856
Synovus Financial Corp.	61,239	1,980,469
TCF Financial Corp.	29,607	780,441
TD Banknorth Inc.	22,482	723,021
U.S. Bancorp	403,270	14,102,352
UnionBanCal Corp.	12,143	770,109
Valley National Bancorp	26,897	679,149
Wachovia Corp.	426,996	23,506,130
Webster Financial Corp.	12,516	600,893
Wells Fargo & Co.	760,410	26,180,916

Whitney Holding Corp.	14,486	442,982
Wilmington Trust Corp.	15,279	644,315
Zions Bancorporation	24,135	2,039,890

		202,324,690

BEVERAGES – 1.89%
Anheuser-Busch Companies Inc.	175,100	8,835,546
Brown-Forman Corp. Class B	13,951	914,628
Coca-Cola Co. (The)	461,159	22,135,632
Coca-Cola Enterprises Inc.	69,306	1,403,447
Constellation Brands Inc. Class A(a)	44,367	939,693
Hansen Natural Corp.(a)	13,655	517,251
Molson Coors Brewing Co. Class B	11,926	1,128,438
Pepsi Bottling Group Inc.	31,446	1,002,813
PepsiAmericas Inc.	13,855	309,244
PepsiCo Inc.	373,977	23,769,978

		60,956,670

BIOTECHNOLOGY – 1.29%
Amgen Inc.(a)	266,939	14,916,551
Biogen Idec Inc.(a)	77,828	3,454,007
Celgene Corp.(a)	84,285	4,421,591
Charles River Laboratories International Inc.(a)	15,460	715,180
Genentech Inc.(a)	105,720	8,681,726
Genzyme Corp.(a)	58,774	3,527,615
Invitrogen Corp.(a)	10,988	699,386
MedImmune Inc.(a)	56,096	2,041,333
Millennium Pharmaceuticals Inc.(a)	70,371	799,415
Millipore Corp.(a)	11,917	863,625
PDL BioPharma Inc.(a)	25,455	552,374
Vertex Pharmaceuticals Inc.(a)	28,456	797,906

		41,470,709

BUILDING MATERIALS – 0.26%
American Standard Companies Inc.	40,207	2,131,775
Eagle Materials Inc.	11,411	509,273
Florida Rock Industries Inc.	10,658	717,177
Lennox International Inc.	12,797	456,853
Martin Marietta Materials Inc.	10,259	1,387,017
Masco Corp.	89,788	2,460,191
USG Corp.(a)	18,915	882,952

		8,545,238

CHEMICALS – 1.56%
Air Products & Chemicals Inc.	50,789	3,756,354
Airgas Inc.	15,115	637,097
Albemarle Corp.	18,110	748,667
Ashland Inc.	12,909	846,830
Cabot Corp.	14,145	675,141
Celanese Corp. Class A	17,130	528,289
Chemtura Corp.	53,760	587,597
Cytec Industries Inc.	9,212	518,083
Dow Chemical Co. (The)	217,725	9,984,869
Du Pont (E.I.) de Nemours and Co.	208,718	10,316,931
Eastman Chemical Co.	18,628	1,179,711
Ecolab Inc.	41,004	1,763,172
FMC Corp.	8,909	672,006
Huntsman Corp.	20,152	384,702
International Flavors & Fragrances Inc.	20,308	958,944
Lubrizol Corp.	15,326	789,749
Lyondell Chemical Co.	49,250	1,476,023
Mosaic Co. (The)(a)	32,931	877,940
PPG Industries Inc.	37,478	2,635,078

Praxair Inc.	72,968	4,594,065
Rohm & Haas Co.	36,363	1,880,694
RPM International Inc.	26,389	609,586
Sherwin-Williams Co. (The)	25,619	1,691,879
Sigma-Aldrich Corp.	30,510	1,266,775
Valhi Inc.	1,615	21,318
Valspar Corp. (The)	22,730	632,576
Westlake Chemical Corp.	2,989	81,151

		50,115,227

COAL – 0.18%
Arch Coal Inc.	32,096	985,026
CONSOL Energy Inc.	41,615	1,628,395
Foundation Coal Holdings Inc.	10,211	350,646
Massey Energy Co.	18,278	438,489
Peabody Energy Corp.	59,709	2,402,690

		5,805,246

COMMERCIAL SERVICES – 1.07%
ADESA Inc.	20,062	554,313
Alliance Data Systems Corp.(a)	18,449	1,136,827
Apollo Group Inc. Class A(a)	31,679	1,390,708
Avis Budget Group Inc.(a)	22,321	609,810
Block (H & R) Inc.	74,315	1,563,588
Career Education Corp.(a)	21,822	665,571
ChoicePoint Inc.(a)	18,201	681,263
Convergys Corp.(a)	32,059	814,619
Corporate Executive Board Co. (The)	9,126	693,211
Corrections Corp. of America(a)	13,790	728,250
Donnelley (R.R.) & Sons Co.	48,860	1,787,787
Equifax Inc.	28,858	1,051,874
Hertz Global Holdings Inc.(a)	19,766	468,454
Hewitt Associates Inc. Class A(a)	25,028	731,568
Iron Mountain Inc.(a)	39,132	1,022,519
ITT Educational Services Inc.(a)	9,278	756,064
Laureate Education Inc.(a)	9,655	569,355
Manpower Inc.	19,739	1,456,146
McKesson Corp.	68,663	4,019,532
Monster Worldwide Inc.(a)	28,092	1,330,718
Moody’s Corp.	55,033	3,415,348
Pharmaceutical Product Development Inc.	22,543	759,474
Quanta Services Inc.(a)	24,371	614,637
Robert Half International Inc.	34,202	1,265,816
Service Corp. International	66,026	783,068
ServiceMaster Co. (The)	66,437	1,022,465
United Rentals Inc.(a)	14,623	402,133
Weight Watchers International Inc.	10,491	483,530
Western Union Co.	173,237	3,802,552

		34,581,200

COMPUTERS – 3.89%
Affiliated Computer Services Inc. Class A(a)	21,252	1,251,318
Apple Inc.(a)	192,476	17,882,945
Cadence Design Systems Inc.(a)	64,199	1,352,031
Ceridian Corp.(a)	31,126	1,084,430
Cognizant Technology Solutions Corp.(a)	31,833	2,809,899
Computer Sciences Corp.(a)	38,903	2,028,013
Dell Inc.(a)	522,450	12,126,065
Diebold Inc.	15,035	717,320
DST Systems Inc.(a)	12,703	955,266
Electronic Data Systems Corp.	117,459	3,251,265
EMC Corp.(a)	497,551	6,891,081
FactSet Research Systems Inc.	9,333	586,579

Hewlett-Packard Co.	634,210	25,457,189
International Business Machines Corp.	350,875	33,073,478
Lexmark International Inc. Class A(a)(b)	22,162	1,295,591
NCR Corp.(a)	41,107	1,963,681
Network Appliance Inc.(a)	84,848	3,098,649
Riverbed Technology Inc.(a)(b)	2,278	62,964
SanDisk Corp.(a)	50,860	2,227,668
Sun Microsystems Inc.(a)	793,370	4,768,154
Synopsys Inc.(a)	32,878	862,390
Unisys Corp.(a)	76,488	644,794
Western Digital Corp.(a)	49,259	828,044

		125,218,814

COSMETICS & PERSONAL CARE – 1.87%
Alberto-Culver Co.	17,350	396,968
Avon Products Inc.	102,014	3,801,042
Bare Escentuals Inc.(a)	4,124	147,928
Colgate-Palmolive Co.	116,424	7,775,959
Estee Lauder Companies Inc. (The) Class A	27,935	1,364,625
Procter & Gamble Co.	742,652	46,905,900

		60,392,422

DISTRIBUTION & WHOLESALE – 0.22%
CDW Corp.	13,440	825,619
Fastenal Co.	28,633	1,003,587
Genuine Parts Co.	39,137	1,917,713
Grainger (W.W.) Inc.	16,220	1,252,833
Ingram Micro Inc. Class A(a)	31,115	600,831
Pool Corp.(b)	11,853	424,337
Tech Data Corp.(a)	12,375	443,149
WESCO International Inc.(a)	10,780	676,768

		7,144,837

DIVERSIFIED FINANCIAL SERVICES – 8.00%
Affiliated Managers Group Inc.(a)	7,151	774,811
American Express Co.	244,995	13,817,718
AmeriCredit Corp.(a)(b)	26,391	603,298
Ameriprise Financial Inc.	48,747	2,785,404
Bear Stearns Companies Inc. (The)	27,265	4,099,293
BlackRock Inc.	4,493	702,301
Capital One Financial Corp.	92,013	6,943,301
CBOT Holdings Inc. Class A(a)	11,961	2,170,922
Chicago Mercantile Exchange Holdings Inc.	7,864	4,187,265
CIT Group Inc.	45,064	2,384,787
Citigroup Inc.	1,125,088	57,762,018
Countrywide Financial Corp.	137,679	4,631,522
E*TRADE Financial Corp.(a)	96,478	2,047,263
Eaton Vance Corp.	25,801	919,548
Edwards (A.G.) Inc.	17,410	1,204,424
Federal Home Loan Mortgage Corp.	156,402	9,304,355
Federal National Mortgage Association	219,715	11,992,045
Federated Investors Inc. Class B	20,965	769,835
First Marblehead Corp. (The)(b)	10,294	462,098
Franklin Resources Inc.	38,489	4,650,626
Goldman Sachs Group Inc. (The)	86,336	17,839,608
IndyMac Bancorp Inc.(b)	16,016	513,313
IntercontinentalExchange Inc.(a)	15,327	1,873,113
Investment Technology Group Inc.(a)	9,485	371,812
Janus Capital Group Inc.	45,020	941,368
Jefferies Group Inc.	26,381	763,730
JPMorgan Chase & Co.	786,346	38,043,419
Legg Mason Inc.	28,879	2,720,691
Lehman Brothers Holdings Inc.	121,173	8,490,592

Merrill Lynch & Co. Inc.	208,502	17,028,358
Morgan Stanley	242,397	19,091,188
Nasdaq Stock Market Inc. (The)(a)	21,281	625,874
Nelnet Inc. Class A	4,376	104,893
Nuveen Investments Inc. Class A	17,720	838,156
NYMEX Holdings Inc.(a)	1,473	199,974
NYSE Group Inc.(a)(b)	35,340	3,313,125
Raymond James Financial Inc.	20,275	603,384
Rowe (T.) Price Group Inc.	59,883	2,825,879
Schwab (Charles) Corp. (The)	235,999	4,316,422
SLM Corp.	92,929	3,800,796
Student Loan Corp. (The)	909	169,001
TD Ameritrade Holding Corp.(a)	70,771	1,053,072

		257,740,602

ELECTRIC – 3.63%
AES Corp. (The)(a)	149,309	3,213,130
Allegheny Energy Inc.(a)	36,941	1,815,281
Alliant Energy Corp.	26,727	1,197,904
Ameren Corp.	46,341	2,330,952
American Electric Power Co. Inc.	88,967	4,337,141
CenterPoint Energy Inc.	71,059	1,274,798
CMS Energy Corp.	49,387	879,089
Consolidated Edison Inc.	55,397	2,828,571
Constellation Energy Group Inc.	40,603	3,530,431
Dominion Resources Inc.	78,552	6,973,061
DPL Inc.	25,661	797,801
DTE Energy Co.	40,072	1,919,449
Duke Energy Corp.	279,124	5,663,426
Dynegy Inc. Class A(a)	85,687	793,462
Edison International	73,875	3,629,479
Energy East Corp.	33,751	822,174
Entergy Corp.	47,167	4,948,762
Exelon Corp.	151,286	10,394,861
FirstEnergy Corp.	74,577	4,939,980
FPL Group Inc.	91,298	5,584,699
Great Plains Energy Inc.	19,352	627,972
Hawaiian Electric Industries Inc.(b)	18,032	468,652
Integrys Energy Group Inc.	16,830	934,233
MDU Resources Group Inc.	41,161	1,182,967
Mirant Corp.(a)	58,157	2,353,032
Northeast Utilities	35,151	1,151,898
NRG Energy Inc.(a)	28,577	2,058,687
NSTAR	23,787	835,399
OGE Energy Corp.	20,448	793,382
Pepco Holdings Inc.	43,378	1,258,830
PG&E Corp.	78,636	3,795,760
Pinnacle West Capital Corp.	22,539	1,087,507
PPL Corp.	86,302	3,529,752
Progress Energy Inc.	57,426	2,896,567
Public Service Enterprise Group Inc.	56,962	4,730,124
Puget Energy Inc.(b)	25,902	665,163
Reliant Energy Inc.(a)	76,656	1,557,650
SCANA Corp.	26,331	1,136,709
Sierra Pacific Resources Corp.(a)	49,342	857,564
Southern Co. (The)	167,791	6,149,540
TECO Energy Inc.	46,550	801,126
TXU Corp.	103,349	6,624,671
Wisconsin Energy Corp.	26,280	1,275,106
Xcel Energy Inc.	91,537	2,260,049

		116,906,791

ELECTRICAL COMPONENTS & EQUIPMENT – 0.36%
AMETEK Inc.	24,324	840,151
Emerson Electric Co.	185,541	7,994,962
Energizer Holdings Inc.(a)	13,122	1,119,700
Hubbell Inc. Class B	13,628	657,415
Molex Inc.	31,404	885,593

		11,497,821

ELECTRONICS – 0.65%
Agilent Technologies Inc.(a)	96,622	3,255,195
Amphenol Corp. Class A	20,351	1,314,064
Applera Corp. - Applied Biosystems Group	41,844	1,237,327
Arrow Electronics Inc.(a)	27,692	1,045,373
Avnet Inc.(a)	29,329	1,059,950
AVX Corp.	11,129	169,161
Dolby Laboratories Inc. Class A(a)	7,838	270,489
Gentex Corp.	32,690	531,213
Jabil Circuit Inc.	41,586	890,356
Mettler Toledo International Inc.(a)	8,673	776,841
National Instruments Corp.	12,554	329,291
PerkinElmer Inc.	28,226	683,634
Sanmina-SCI Corp.(a)	118,795	430,038
Solectron Corp.(a)	199,334	627,902
Tektronix Inc.	18,826	530,140
Thermo Fisher Scientific Inc.(a)	93,159	4,355,183
Thomas & Betts Corp.(a)	14,355	700,811
Trimble Navigation Ltd.(a)	25,873	694,431
Vishay Intertechnology Inc.(a)	37,584	525,424
Waters Corp.(a)	23,471	1,361,318

		20,788,141

ENERGY-ALTERNATE SOURCES – 0.02%
Covanta Holding Corp.(a)	25,252	560,089

		560,089

ENGINEERING & CONSTRUCTION – 0.13%
Fluor Corp.	19,711	1,768,471
Jacobs Engineering Group Inc.(a)	26,622	1,241,916
KBR Inc.(a)	6,204	126,251
Shaw Group Inc. (The)(a)	18,492	578,245
URS Corp.(a)	11,341	483,013

		4,197,896

ENTERTAINMENT – 0.17%
DreamWorks Animation SKG Inc. Class A(a)	9,018	275,770
International Game Technology Inc.	76,870	3,104,011
International Speedway Corp. Class A	8,040	415,668
Penn National Gaming Inc.(a)	16,288	690,937
Regal Entertainment Group Class A	14,047	279,114
Scientific Games Corp. Class A(a)	14,696	482,470
Warner Music Group Corp.	20,510	349,901

		5,597,871

ENVIRONMENTAL CONTROL – 0.23%
Allied Waste Industries Inc.(a)	55,637	700,470
Nalco Holding Co.	23,861	570,278
Republic Services Inc.	40,595	1,129,353
Stericycle Inc.(a)	10,159	827,959
Waste Management Inc.	123,092	4,235,596

		7,463,656

FOOD – 1.50%
Campbell Soup Co.	51,125	1,991,319
ConAgra Foods Inc.	116,999	2,914,445

Corn Products International Inc.	16,508	587,520
Dean Foods Co.(a)	30,515	1,426,271
Del Monte Foods Co.	44,353	509,172
General Mills Inc.	80,463	4,684,556
Heinz (H.J.) Co.	75,785	3,570,989
Hershey Co. (The)	39,929	2,182,519
Hormel Foods Corp.	16,401	609,953
Kellogg Co.	55,701	2,864,702
Kraft Foods Inc.(b)	47,632	1,508,029
Kroger Co.	163,296	4,613,112
McCormick & Co. Inc. NVS	30,074	1,158,450
Safeway Inc.	101,959	3,735,778
Sara Lee Corp.	172,624	2,920,798
Smithfield Foods Inc.(a)	22,227	665,699
Smucker (J.M.) Co. (The)	13,356	712,142
SUPERVALU Inc.	46,315	1,809,527
Sysco Corp.	140,294	4,746,146
Tyson Foods Inc. Class A	50,709	984,262
Whole Foods Market Inc.	31,573	1,416,049
Wrigley (William Jr.) Co.	53,266	2,712,837

		48,324,275

FOREST PRODUCTS & PAPER – 0.46%
Domtar Corp.(a)	108,347	1,008,711
International Paper Co.	102,620	3,735,368
Louisiana-Pacific Corp.	23,867	478,772
MeadWestvaco Corp.	41,084	1,267,031
Plum Creek Timber Co. Inc.	41,904	1,651,856
Rayonier Inc.	17,477	751,511
Smurfit-Stone Container Corp.(a)	56,803	639,602
Temple-Inland Inc.	25,022	1,494,814
Weyerhaeuser Co.	49,912	3,730,423

		14,758,088

GAS – 0.33%
AGL Resources Inc.	17,355	741,406
Atmos Energy Corp.	19,570	612,150
Energen Corp.	16,826	856,275
KeySpan Corp.	39,608	1,629,869
NiSource Inc.	61,884	1,512,445
Sempra Energy	58,447	3,565,851
Southern Union Co.	24,032	730,332
UGI Corp.	23,540	628,753
Vectren Corp.	17,164	490,890

		10,767,971

HAND & MACHINE TOOLS – 0.13%
Black & Decker Corp.	15,439	1,260,131
Kennametal Inc.	9,103	615,454
Lincoln Electric Holdings Inc.	9,499	565,760
Snap-On Inc.	13,329	641,125
Stanley Works (The)	18,504	1,024,381

		4,106,851

HEALTH CARE - PRODUCTS – 3.16%
Advanced Medical Optics Inc.(a)	13,337	496,136
Bard (C.R.) Inc.	23,346	1,856,240
Bausch & Lomb Inc.	11,994	613,613
Baxter International Inc.	148,167	7,803,956
Beckman Coulter Inc.	14,447	923,019
Becton, Dickinson & Co.	55,966	4,303,226
Biomet Inc.	55,583	2,361,722
Boston Scientific Corp.(a)	278,484	4,049,157

Cooper Companies Inc.	9,912	481,921
Cytyc Corp.(a)	26,230	897,328
Dade Behring Holdings Inc.	19,629	860,732
DENTSPLY International Inc.	36,103	1,182,373
Edwards Lifesciences Corp.(a)	13,101	664,221
Gen-Probe Inc.(a)	11,466	539,819
Henry Schein Inc.(a)	20,122	1,110,332
Hillenbrand Industries Inc.	13,862	822,987
IDEXX Laboratories Inc.(a)	7,219	632,601
Intuitive Surgical Inc.(a)	8,327	1,012,313
Johnson & Johnson	670,131	40,382,094
Kinetic Concepts Inc.(a)	9,726	492,525
Medtronic Inc.	273,303	13,408,245
Patterson Companies Inc.(a)	31,722	1,125,814
ResMed Inc.(a)	16,868	849,641
Respironics Inc.(a)	16,395	688,426
St. Jude Medical Inc.(a)	81,876	3,079,356
Stryker Corp.	67,757	4,493,644
TECHNE Corp.(a)	9,040	516,184
Varian Medical Systems Inc.(a)	29,876	1,424,786
Zimmer Holdings Inc.(a)	56,238	4,803,288

		101,875,699

HEALTH CARE - SERVICES – 1.62%
Aetna Inc.	118,012	5,167,745
Brookdale Senior Living Inc.	4,195	187,349
Community Health Systems Inc.(a)	21,970	774,443
Covance Inc.(a)	10,670	633,158
Coventry Health Care Inc.(a)	36,296	2,034,391
DaVita Inc.(a)	23,437	1,249,661
Health Management Associates Inc. Class A	54,824	595,937
Health Net Inc.(a)	26,184	1,408,961
Humana Inc.(a)	36,752	2,132,351
Laboratory Corp. of America Holdings(a)	28,298	2,055,284
LifePoint Hospitals Inc.(a)	12,991	496,516
Lincare Holdings Inc.(a)	21,292	780,352
Manor Care Inc.	16,539	899,060
Pediatrix Medical Group Inc.(a)	10,817	617,218
Quest Diagnostics Inc.	35,973	1,793,974
Sierra Health Services Inc.(a)	12,487	514,090
Tenet Healthcare Corp.(a)	105,006	675,189
Triad Hospitals Inc.(a)	19,708	1,029,743
UnitedHealth Group Inc.	304,863	16,148,593
Universal Health Services Inc. Class B	10,257	587,316
Wellcare Health Plans Inc.(a)	7,231	616,443
WellPoint Inc.(a)	144,265	11,699,891

		52,097,665

HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.	37,214	1,094,836
Walter Industries Inc.	11,476	284,031

		1,378,867

HOME BUILDERS – 0.29%
Beazer Homes USA Inc.	8,965	260,254
Centex Corp.	27,448	1,146,777
Horton (D.R.) Inc.	70,757	1,556,654
KB Home	18,438	786,749
Lennar Corp. Class A	30,811	1,300,532
M.D.C. Holdings Inc.	7,754	372,735
NVR Inc.(a)	1,071	712,215
Pulte Homes Inc.	48,234	1,276,272
Ryland Group Inc.	9,758	411,690

Standard-Pacific Corp.	14,759	308,020
Thor Industries Inc.	7,758	305,588
Toll Brothers Inc.(a)	29,653	811,899

		9,249,385

HOME FURNISHINGS – 0.09%
Harman International Industries Inc.	15,138	1,454,459
Whirlpool Corp.	16,450	1,396,770

		2,851,229

HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.	21,465	1,379,341
Church & Dwight Co. Inc.	14,495	729,823
Clorox Co. (The)	34,206	2,178,580
Fortune Brands Inc.	33,067	2,606,341
Jarden Corp.(a)	11,690	447,727
Kimberly-Clark Corp.	103,859	7,113,303
Scotts Miracle-Gro Co. (The) Class A	10,761	473,807

		14,928,922

HOUSEWARES – 0.08%
Newell Rubbermaid Inc.	62,631	1,947,198
Toro Co. (The)	9,683	496,157

		2,443,355

INSURANCE – 4.47%
AFLAC Inc.	112,929	5,314,439
Alleghany Corp.(a)	1,085	405,505
Allstate Corp. (The)	143,587	8,623,835
Ambac Financial Group Inc.	23,780	2,054,354
American Financial Group Inc.	19,131	651,219
American International Group Inc.	498,493	33,508,699
American National Insurance Co.	3,117	398,758
Aon Corp.	72,089	2,736,498
Assurant Inc.	29,135	1,562,510
Berkley (W.R.) Corp.	36,799	1,218,783
Brown & Brown Inc.	25,078	678,360
Chubb Corp.	93,678	4,840,342
CIGNA Corp.	23,142	3,301,438
Cincinnati Financial Corp.	35,232	1,493,837
CNA Financial Corp.(a)	5,778	248,974
Conseco Inc.(a)	33,627	581,747
Erie Indemnity Co. Class A	11,095	585,483
Fidelity National Financial Inc.	48,839	1,172,624
First American Corp.	19,606	994,416
Gallagher (Arthur J.) & Co.	21,548	610,455
Genworth Financial Inc. Class A	103,269	3,608,219
Hanover Insurance Group Inc. (The)	11,701	539,650
Hartford Financial Services Group Inc. (The)	72,467	6,926,396
HCC Insurance Holdings Inc.	24,756	762,485
Lincoln National Corp.	63,609	4,312,054
Loews Corp.	100,125	4,548,679
Markel Corp.(a)	2,188	1,060,808
Marsh & McLennan Companies Inc.	124,474	3,645,843
MBIA Inc.	30,418	1,992,075
Mercury General Corp.	5,934	314,739
MetLife Inc.	104,564	6,603,217
MGIC Investment Corp.	18,838	1,109,935
Nationwide Financial Services Inc.	10,935	588,959
Old Republic International Corp.	52,248	1,155,726
Philadelphia Consolidated Holding Corp.(a)	12,223	537,690
PMI Group Inc. (The)	19,580	885,408
Principal Financial Group Inc.	62,716	3,754,807

Progressive Corp. (The)	176,659	3,854,699
Protective Life Corp.	15,525	683,721
Prudential Financial Inc.	111,483	10,062,456
Radian Group Inc.	18,859	1,034,982
Reinsurance Group of America Inc.	6,432	371,255
SAFECO Corp.	23,833	1,583,226
StanCorp Financial Group Inc.	12,558	617,477
Torchmark Corp.	22,750	1,492,173
Transatlantic Holdings Inc.	6,030	392,674
Travelers Companies Inc. (The)	156,936	8,124,577
Unitrin Inc.	10,520	495,176
Unum Group	77,821	1,792,218
Wesco Financial Corp.	307	141,220

		143,974,820

INTERNET – 1.85%
Akamai Technologies Inc.(a)	35,055	1,749,946
Amazon.com Inc.(a)	70,817	2,817,808
CheckFree Corp.(a)	18,485	685,609
eBay Inc.(a)	266,742	8,842,497
Emdeon Corp.(a)	37,192	562,715
Expedia Inc.(a)	44,821	1,038,951
F5 Networks Inc.(a)	9,013	600,987
Google Inc. Class A(a)	47,258	21,651,725
IAC/InterActiveCorp(a)	39,734	1,498,369
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	148,362	3,533,983
McAfee Inc.(a)	36,388	1,058,163
NutriSystem Inc.(a)(b)	7,364	385,947
Symantec Corp.(a)	212,704	3,679,779
VeriSign Inc.(a)	55,667	1,398,355
WebMD Health Corp. Class A(a)	1,550	81,577
Yahoo! Inc.(a)	318,736	9,973,249

		59,559,660

INVESTMENT COMPANIES – 0.08%
Allied Capital Corp.(b)	33,533	966,086
American Capital Strategies Ltd.	34,420	1,525,150

		2,491,236

IRON & STEEL – 0.38%
Allegheny Technologies Inc.	22,660	2,417,595
Carpenter Technology Corp.	5,833	704,393
Nucor Corp.	70,668	4,602,607
Reliance Steel & Aluminum Co.	14,624	707,802
Steel Dynamics Inc.	21,863	944,482
United States Steel Corp.	27,888	2,765,653

		12,142,532

LEISURE TIME – 0.16%
Brunswick Corp.	21,145	673,468
Harley-Davidson Inc.	60,761	3,569,709
Sabre Holdings Corp.	30,227	989,934

		5,233,111

LODGING – 0.69%
Boyd Gaming Corp.	9,676	460,965
Choice Hotels International Inc.	7,490	265,371
Harrah’s Entertainment Inc.	41,787	3,528,912
Hilton Hotels Corp.	86,703	3,117,840
Las Vegas Sands Corp.(a)	31,431	2,722,239
Marriott International Inc. Class A	72,374	3,543,431
MGM Mirage(a)	27,074	1,882,184

Starwood Hotels & Resorts Worldwide Inc.	48,978	3,176,223
Station Casinos Inc.	10,974	950,019
Wyndham Worldwide Corp.(a)	45,404	1,550,547
Wynn Resorts Ltd.	11,012	1,044,598

		22,242,329

MACHINERY – 0.85%
AGCO Corp.(a)	20,255	748,827
Caterpillar Inc.	151,607	10,162,217
Cummins Inc.	11,885	1,719,997
Deere & Co.	53,193	5,778,888
Flowserve Corp.	12,641	722,939
Gardner Denver Inc.(a)	11,684	407,187
Graco Inc.	15,466	605,649
IDEX Corp.	11,975	609,288
Joy Global Inc.	28,063	1,203,903
Manitowoc Co. Inc. (The)	13,821	878,048
Rockwell Automation Inc.	37,819	2,264,224
Terex Corp.(a)	22,682	1,627,660
Zebra Technologies Corp. Class A(a)	15,776	609,111

		27,337,938

MANUFACTURING – 4.28%
Brink’s Co. (The)	10,774	683,610
Carlisle Companies Inc.	13,823	593,421
Crane Co.	11,867	479,664
Danaher Corp.	53,602	3,829,863
Donaldson Co. Inc.	16,444	593,628
Dover Corp.	45,893	2,240,037
Eastman Kodak Co.(b)	65,034	1,467,167
Eaton Corp.	34,019	2,842,628
General Electric Co.	2,353,375	83,215,340
Harsco Corp.	18,827	844,579
Honeywell International Inc.	187,129	8,619,162
Illinois Tool Works Inc.	112,966	5,829,046
ITT Industries Inc.	41,671	2,513,595
Leggett & Platt Inc.	41,690	945,112
Pall Corp.	28,049	1,065,862
Parker Hannifin Corp.	27,218	2,349,186
Pentair Inc.	22,735	708,423
Roper Industries Inc.	19,434	1,066,538
SPX Corp.	13,692	961,178
Teleflex Inc.	8,929	607,797
Textron Inc.	29,524	2,651,255
3M Co.	170,717	13,047,899
Trinity Industries Inc.	17,654	740,056

		137,895,046

MEDIA – 3.38%
Cablevision Systems Corp.	49,156	1,495,817
CBS Corp. Class B	151,975	4,648,915
Clear Channel Communications Inc.	113,757	3,986,045
Comcast Corp. Class A(a)	661,323	17,161,332
CTC Media Inc.(a)	5,691	146,145
DIRECTV Group Inc. (The)(a)	181,777	4,193,595
Discovery Holding Co. Class A(a)	63,991	1,224,148
Dow Jones & Co. Inc.	13,167	453,867
EchoStar Communications Corp.(a)	46,563	2,022,231
Gannett Co. Inc.	53,831	3,030,147
Hearst-Argyle Television Inc.	5,965	162,188
Idearc Inc.	32,667	1,146,612
Liberty Global Inc. Class A(a)	90,828	2,990,966

Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	31,769	3,513,334
McClatchy Co. (The) Class A	12,229	386,559
McGraw-Hill Companies Inc. (The)	81,060	5,097,053
Meredith Corp.	7,137	409,592
New York Times Co. Class A(b)	29,673	697,612
News Corp. Class A	521,461	12,056,178
Scripps (E.W.) Co. Class A	18,899	844,407
Sirius Satellite Radio Inc.(a)(b)	320,034	1,024,109
Time Warner Inc.	850,104	16,764,051
Tribune Co.	41,629	1,336,707
Viacom Inc. Class B(a)	143,700	5,907,507
Walt Disney Co. (The)	468,179	16,119,403
Washington Post Co. (The) Class B	1,264	965,064
Wiley (John) & Sons Inc. Class A	9,834	371,332
XM Satellite Radio Holdings Inc. Class A(a)	68,654	887,010

		109,041,926

METAL FABRICATE & HARDWARE – 0.14%
Commercial Metals Co.	26,894	843,127
Precision Castparts Corp.	30,493	3,172,797
Timken Co. (The)	19,429	588,893

		4,604,817

MINING – 0.59%
Alcoa Inc.	196,842	6,672,944
Freeport-McMoRan Copper & Gold Inc.	73,609	4,872,180
Newmont Mining Corp.	94,572	3,971,078
Southern Copper Corp.	3,184	228,165
Titanium Metals Corp.(a)	18,433	661,386
Vulcan Materials Co.	21,345	2,486,266

		18,892,019

OFFICE & BUSINESS EQUIPMENT – 0.18%
Pitney Bowes Inc.	49,954	2,267,412
Xerox Corp.(a)	218,024	3,682,425

		5,949,837

OFFICE FURNISHINGS – 0.03%
HNI Corp.	10,934	502,199
Steelcase Inc. Class A	17,152	341,153

		843,352

OIL & GAS – 7.64%
Anadarko Petroleum Corp.	103,953	4,467,900
Apache Corp.	74,679	5,279,805
Cabot Oil & Gas Corp.	10,916	734,865
Cheniere Energy Inc.(a)(b)	12,157	378,691
Chesapeake Energy Corp.	94,088	2,905,437
Chevron Corp.	501,636	37,100,999
Cimarex Energy Co.	18,454	683,167
CNX Gas Corp.(a)(b)	6,410	181,595
ConocoPhillips	373,559	25,532,758
Denbury Resources Inc.(a)	26,532	790,388
Devon Energy Corp.	99,620	6,895,696
Diamond Offshore Drilling Inc.	14,272	1,155,318
ENSCO International Inc.	34,871	1,896,982
EOG Resources Inc.	54,935	3,919,063
Exxon Mobil Corp.	1,296,601	97,828,545
Forest Oil Corp.(a)	12,174	406,246
Frontier Oil Corp.	25,305	825,955
Helmerich & Payne Inc.	23,478	712,323
Hess Corp.	61,513	3,412,126

Holly Corp.	10,682	633,443
Marathon Oil Corp.	77,892	7,698,066
Murphy Oil Corp.	42,207	2,253,854
Newfield Exploration Co.(a)	28,868	1,204,084
Noble Energy Inc.	40,172	2,396,260
Occidental Petroleum Corp.	193,890	9,560,716
Patterson-UTI Energy Inc.	36,116	810,443
Pioneer Natural Resources Co.	27,788	1,197,941
Plains Exploration & Production Co.(a)	17,575	793,336
Pogo Producing Co.	13,287	639,105
Pride International Inc.(a)	36,285	1,092,179
Quicksilver Resources Inc.(a)	13,895	552,604
Range Resources Corp.	31,582	1,054,839
Rowan Companies Inc.	25,205	818,406
Southwestern Energy Co.(a)	38,065	1,559,904
St. Mary Land & Exploration Co.	14,109	517,518
Sunoco Inc.	27,807	1,958,725
Tesoro Corp.	15,455	1,552,146
TODCO(a)	12,941	521,911
Unit Corp.(a)	10,484	530,386
Valero Energy Corp.	139,111	8,971,268
W&T Offshore Inc.	4,759	137,678
XTO Energy Inc.	82,187	4,504,669

		246,067,340

OIL & GAS SERVICES – 0.86%
Baker Hughes Inc.	72,549	4,797,665
BJ Services Co.	67,950	1,895,805
Cameron International Corp.(a)	26,250	1,648,238
Dresser-Rand Group Inc.(a)	7,142	217,545
FMC Technologies Inc.(a)	15,323	1,068,932
Global Industries Ltd.(a)	19,483	356,344
Grant Prideco Inc.(a)	29,776	1,484,036
Halliburton Co.	233,154	7,400,308
Helix Energy Solutions Group Inc.(a)	20,472	763,401
National Oilwell Varco Inc.(a)	39,452	3,068,971
Oceaneering International Inc.(a)	12,159	512,137
SEACOR Holdings Inc.(a)	5,056	497,510
Smith International Inc.	48,421	2,326,629
Superior Energy Services Inc.(a)	18,876	650,656
Tetra Technologies Inc.(a)	15,963	394,446
Tidewater Inc.	13,490	790,244

		27,872,867

PACKAGING & CONTAINERS – 0.22%
Ball Corp.	23,921	1,096,778
Bemis Co. Inc.	23,404	781,460
Crown Holdings Inc.(a)	38,408	939,460
Owens-Illinois Inc.(a)	34,227	882,030
Packaging Corp. of America	18,048	440,371
Pactiv Corp.(a)	30,180	1,018,273
Sealed Air Corp.	37,103	1,172,455
Sonoco Products Co.	22,588	848,857

		7,179,684

PHARMACEUTICALS – 5.42%
Abbott Laboratories	345,393	19,272,929
Abraxis BioScience Inc.(a)	5,666	151,339
Allergan Inc.	33,806	3,746,381
AmerisourceBergen Corp.	43,455	2,292,251
Amylin Pharmaceuticals Inc.(a)(b)	25,300	945,208
Barr Pharmaceuticals Inc.(a)	23,860	1,105,911
Bristol-Myers Squibb Co.	445,298	12,361,472

Cardinal Health Inc.	94,416	6,887,647
Cephalon Inc.(a)	14,828	1,055,902
Endo Pharmaceuticals Holdings Inc.(a)	30,320	891,408
Express Scripts Inc.(a)	26,142	2,110,182
Forest Laboratories Inc.(a)	73,790	3,795,758
Gilead Sciences Inc.(a)	103,026	7,881,489
Hospira Inc.(a)	35,509	1,452,318
ImClone Systems Inc.(a)	15,466	630,549
King Pharmaceuticals Inc.(a)	55,372	1,089,167
Lilly (Eli) & Co.	222,497	11,950,314
Medco Health Solutions Inc.(a)	68,119	4,940,671
Merck & Co. Inc.	493,916	21,816,270
Mylan Laboratories Inc.	55,274	1,168,492
Omnicare Inc.	27,203	1,081,863
Pfizer Inc.	1,658,310	41,888,911
Schering-Plough Corp.	335,032	8,546,666
Sepracor Inc.(a)	24,758	1,154,466
VCA Antech Inc.(a)	18,593	675,112
Watson Pharmaceuticals Inc.(a)	22,957	606,754
Wyeth	304,686	15,243,441

		174,742,871

PIPELINES – 0.54%
El Paso Corp.	157,425	2,277,940
Equitable Resources Inc.	27,551	1,331,264
Kinder Morgan Inc.	24,129	2,568,532
National Fuel Gas Co.	19,186	829,986
ONEOK Inc.	25,007	1,125,315
Questar Corp.	19,379	1,728,801
Spectra Energy Corp.	139,802	3,672,599
Williams Companies Inc. (The)	134,572	3,829,919

		17,364,356

REAL ESTATE – 0.18%
CB Richard Ellis Group Inc. Class A(a)	41,946	1,433,714
Forest City Enterprises Inc. Class A	16,075	1,063,844
Jones Lang LaSalle Inc.	8,175	852,489
Realogy Corp.(a)	48,725	1,442,747
St. Joe Co. (The)(b)	17,095	894,239

		5,687,033

REAL ESTATE INVESTMENT TRUSTS – 1.99%
AMB Property Corp.	22,351	1,314,015
Annaly Capital Management Inc.	57,649	892,407
Apartment Investment & Management Co. Class A	22,099	1,274,891
Archstone-Smith Trust	48,293	2,621,344
AvalonBay Communities Inc.	17,728	2,304,640
Boston Properties Inc.	25,823	3,031,620
Brandywine Realty Trust	20,461	683,602
BRE Properties Inc. Class A	11,737	741,192
Camden Property Trust	12,592	885,344
CapitalSource Inc.	22,415	563,289
CBL & Associates Properties Inc.	14,403	645,831
Colonial Properties Trust	10,264	468,757
Developers Diversified Realty Corp.	27,096	1,704,338
Douglas Emmett Inc.	15,979	407,944
Duke Realty Corp.	30,660	1,332,790
Equity Residential	66,005	3,183,421
Essex Property Trust Inc.	5,453	706,054
Federal Realty Investment Trust	12,712	1,151,961
General Growth Properties Inc.	38,965	2,515,970
Health Care Property Investors Inc.	44,853	1,616,054

Health Care REIT Inc.	16,001	702,444
Hospitality Properties Trust	21,012	983,362
Host Hotels & Resorts Inc.	116,523	3,065,720
HRPT Properties Trust	46,864	576,427
iStar Financial Inc.	28,557	1,337,324
Kilroy Realty Corp.	7,388	544,865
Kimco Realty Corp.	50,306	2,451,914
Liberty Property Trust	20,350	991,452
Macerich Co. (The)	16,331	1,508,331
Mack-Cali Realty Corp.	15,289	728,215
New Plan Excel Realty Trust Inc.	23,339	770,887
ProLogis	55,348	3,593,746
Public Storage Inc.	27,382	2,592,254
Regency Centers Corp.	15,459	1,291,599
Simon Property Group Inc.	49,870	5,548,038
SL Green Realty Corp.	13,372	1,834,371
Taubman Centers Inc.	11,806	684,630
Thornburg Mortgage Inc.	24,951	648,726
UDR Inc.	30,757	941,779
Ventas Inc.	23,663	996,922
Vornado Realty Trust	29,603	3,532,822
Weingarten Realty Investors	18,340	872,250

		64,243,542

RETAIL – 5.98%
Abercrombie & Fitch Co. Class A	19,888	1,505,124
Advance Auto Parts Inc.	24,719	952,917
American Eagle Outfitters Inc.	38,824	1,164,332
AnnTaylor Stores Corp.(a)	16,352	634,131
AutoNation Inc.(a)	35,132	746,204
AutoZone Inc.(a)	11,472	1,470,022
Barnes & Noble Inc.	11,584	456,989
Bed Bath & Beyond Inc.(a)	64,085	2,574,294
Best Buy Co. Inc.	90,507	4,409,501
BJ’s Wholesale Club Inc.(a)	15,090	510,495
Brinker International Inc.	28,977	947,548
Burger King Holdings Inc.	5,509	118,994
CarMax Inc.(a)	47,962	1,176,987
Cheesecake Factory Inc. (The)(a)	17,685	471,305
Chico’s FAS Inc.(a)	40,952	1,000,457
Circuit City Stores Inc.	39,589	733,584
Claire’s Stores Inc.	21,095	677,571
Coldwater Creek Inc.(a)	13,331	270,353
Copart Inc.(a)	15,779	441,970
Costco Wholesale Corp.	106,700	5,744,728
CVS/Caremark Corp.	352,676	12,040,361
Darden Restaurants Inc.	33,602	1,384,066
Dick’s Sporting Goods Inc.(a)	8,656	504,299
Dillard’s Inc. Class A	13,899	454,914
Dollar General Corp.	71,771	1,517,957
Dollar Tree Stores Inc.(a)	23,615	903,038
Family Dollar Stores Inc.	35,284	1,045,112
Federated Department Stores Inc.	124,662	5,616,023
Foot Locker Inc.	35,667	839,958
GameStop Corp. Class A(a)	30,038	978,338
Gap Inc. (The)	115,545	1,988,529
Home Depot Inc.	479,280	17,608,747
Kohl’s Corp.(a)	73,926	5,663,471
Limited Brands Inc.	77,187	2,011,493
Lowe’s Companies Inc.	351,467	11,067,696
McDonald’s Corp.	277,964	12,522,278
MSC Industrial Direct Co. Inc. Class A	8,464	395,100
Nordstrom Inc.	53,323	2,822,920

Office Depot Inc.(a)	64,855	2,279,005
OfficeMax Inc.	16,916	892,150
O’Reilly Automotive Inc.(a)	25,453	842,494
OSI Restaurant Partners Inc.	14,688	580,176
Panera Bread Co. Class A(a)	6,714	396,529
Penney (J.C.) Co. Inc.	52,971	4,352,097
PetSmart Inc.	31,898	1,051,358
RadioShack Corp.	30,244	817,495
Rite Aid Corp.(a)	117,897	680,266
Ross Stores Inc.	32,187	1,107,233
Saks Inc.	30,548	636,620
Sally Beauty Co. Inc.(a)	17,350	159,447
Sears Holdings Corp.(a)	19,291	3,475,467
Staples Inc.	164,536	4,251,610
Starbucks Corp.(a)	173,590	5,443,782
Target Corp.	196,657	11,653,894
Tiffany & Co.	30,642	1,393,598
Tim Hortons Inc.	43,564	1,325,217
TJX Companies Inc.	103,935	2,802,088
Tractor Supply Co.(a)	7,980	410,970
United Auto Group Inc.	12,166	246,970
Urban Outfitters Inc.(a)	25,542	677,118
Walgreen Co.	228,546	10,487,976
Wal-Mart Stores Inc.	556,441	26,124,905
Wendy’s International Inc.	26,070	815,991
Williams-Sonoma Inc.	21,396	758,702
Yum! Brands Inc.	61,478	3,550,969

		192,585,933

SAVINGS & LOANS – 0.47%
Astoria Financial Corp.	20,546	546,318
Capitol Federal Financial	4,881	184,551
Hudson City Bancorp Inc.	131,338	1,796,704
New York Community Bancorp Inc.	67,271	1,183,297
People’s Bank	13,402	595,049
Sovereign Bancorp Inc.	88,881	2,261,133
Washington Federal Inc.	19,616	460,191
Washington Mutual Inc.	199,479	8,054,962

		15,082,205

SEMICONDUCTORS – 2.46%
Advanced Micro Devices Inc.(a)	123,591	1,614,098
Agere Systems Inc.(a)	37,939	858,180
Altera Corp.(a)	81,417	1,627,526
Analog Devices Inc.	77,166	2,661,455
Applied Materials Inc.	312,503	5,725,055
Atmel Corp.(a)	95,640	481,069
Broadcom Corp. Class A(a)	103,033	3,304,268
Cree Inc.(a)(b)	16,979	279,474
Cypress Semiconductor Corp.(a)	34,227	634,911
Fairchild Semiconductor International Inc. Class A(a)	26,951	450,621
Integrated Device Technology Inc.(a)	44,587	687,532
Intel Corp.	1,316,447	25,183,631
International Rectifier Corp.(a)	15,996	611,207
Intersil Corp. Class A	31,608	837,296
KLA-Tencor Corp.	44,922	2,395,241
Lam Research Corp.(a)	31,754	1,503,234
Linear Technology Corp.	68,704	2,170,359
LSI Logic Corp.(a)	88,686	925,882
Maxim Integrated Products Inc.	72,335	2,126,649
MEMC Electronic Materials Inc.(a)	33,288	2,016,587
Microchip Technology Inc.	48,666	1,729,103

Micron Technology Inc.(a)	163,708	1,977,593
National Semiconductor Corp.	72,114	1,740,832
Novellus Systems Inc.(a)	28,404	909,496
NVIDIA Corp.(a)	79,631	2,291,780
PMC-Sierra Inc.(a)	46,097	323,140
QLogic Corp.(a)	36,043	612,731
Rambus Inc.(a)	19,630	417,138
Silicon Laboratories Inc.(a)	11,328	338,934
Spansion Inc. Class A(a)	19,863	242,130
Teradyne Inc.(a)	44,240	731,730
Texas Instruments Inc.	325,989	9,812,269
Xilinx Inc.	77,584	1,996,236

		79,217,387

SOFTWARE – 3.82%
Activision Inc.(a)	63,176	1,196,553
Acxiom Corp.	17,790	380,528
Adobe Systems Inc.(a)	135,197	5,637,715
Autodesk Inc.(a)	52,239	1,964,186
Automatic Data Processing Inc.	130,582	6,320,169
BEA Systems Inc.(a)	87,053	1,008,944
BMC Software Inc.(a)	48,229	1,484,971
CA Inc.	93,411	2,420,279
Cerner Corp.(a)	14,406	784,407
Citrix Systems Inc.(a)	41,405	1,326,202
Compuware Corp.(a)	73,542	697,914
Dun & Bradstreet Corp.	14,088	1,284,826
Electronic Arts Inc.(a)	68,848	3,467,185
Fair Isaac Corp.	13,127	507,752
Fidelity National Information Services Inc.	42,804	1,945,870
First Data Corp.	173,041	4,654,803
Fiserv Inc.(a)	39,821	2,112,902
Global Payments Inc.	15,055	512,773
IMS Health Inc.	45,410	1,346,861
Intuit Inc.(a)	79,085	2,163,766
MasterCard Inc. Class A	13,917	1,478,542
Microsoft Corp.	2,008,591	55,979,431
MoneyGram International Inc.	18,829	522,693
NAVTEQ Corp.(a)(b)	21,503	741,854
Novell Inc.(a)	75,579	545,680
Oracle Corp.(a)	899,530	16,308,479
Paychex Inc.	76,270	2,888,345
Red Hat Inc.(a)	41,083	942,033
Salesforce.com Inc.(a)	19,264	824,884
SEI Investments Co.	14,379	866,047
Total System Services Inc.	8,379	266,871
VeriFone Holdings Inc.(a)	10,480	384,930

		122,968,395

TELECOMMUNICATIONS – 6.20%
ADC Telecommunications Inc.(a)	26,282	439,961
Alltel Corp.	81,442	5,049,404
American Tower Corp. Class A(a)	94,986	3,699,705
AT&T Inc.	1,422,322	56,082,157
Avaya Inc.(a)	104,858	1,238,373
CenturyTel Inc.	26,485	1,196,857
Ciena Corp.(a)	18,542	518,249
Cisco Systems Inc.(a)	1,381,564	35,271,329
Citizens Communications Co.	77,226	1,154,529
Corning Inc.(a)	352,303	8,011,370
Crown Castle International Corp.(a)	46,639	1,498,511
Embarq Corp.	33,712	1,899,671
Harris Corp.	30,486	1,553,262

JDS Uniphase Corp.(a)	45,506	693,056
Juniper Networks Inc.(a)	127,410	2,507,429
Leap Wireless International Inc.(a)	10,850	715,883
Level 3 Communications Inc.(a)	340,314	2,075,915
Motorola Inc.	558,847	9,874,827
NeuStar Inc. Class A(a)	13,849	393,866
NII Holdings Inc. Class B(a)	32,942	2,443,638
QUALCOMM Inc.	379,388	16,184,692
Qwest Communications International Inc.(a)	358,350	3,221,567
SBA Communications Corp.(a)	23,659	699,123
Sprint Nextel Corp.	656,416	12,445,647
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone & Data Systems Inc.	24,817	1,479,590
Tellabs Inc.(a)	102,310	1,012,869
United States Cellular Corp.(a)	3,566	261,923
Verizon Communications Inc.	660,194	25,034,557
Virgin Media Inc.	65,837	1,662,384
Windstream Corp.	100,798	1,480,723

		199,801,067

TEXTILES – 0.06%
Cintas Corp.	30,169	1,089,101
Mohawk Industries Inc.(a)(b)	11,889	975,492

		2,064,593

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	36,060	1,032,037
Mattel Inc.	88,091	2,428,669

		3,460,706

TRANSPORTATION – 1.52%
Alexander & Baldwin Inc.	9,832	495,926
Burlington Northern Santa Fe Corp.	82,674	6,649,470
C.H. Robinson Worldwide Inc.	39,175	1,870,606
Con-way Inc.	10,808	538,671
CSX Corp.	100,002	4,005,080
Expeditors International Washington Inc.	48,305	1,995,963
FedEx Corp.	69,010	7,413,744
Hunt (J.B.) Transport Services Inc.	23,368	613,176
Kansas City Southern Industries Inc.(a)	16,829	598,776
Kirby Corp.(a)	11,784	412,204
Laidlaw International Inc.	18,484	639,546
Landstar System Inc.	13,106	600,779
Norfolk Southern Corp.	93,636	4,737,982
Overseas Shipholding Group Inc.(b)	6,657	416,728
Ryder System Inc.	13,653	673,639
Swift Transportation Co. Inc.(a)	11,982	373,359
Union Pacific Corp.	60,911	6,185,512
United Parcel Service Inc. Class B	145,945	10,230,745
YRC Worldwide Inc.(a)	12,982	522,136

		48,974,042

TRUCKING & LEASING – 0.01%
GATX Corp.	10,049	480,342

		480,342

WATER – 0.02%
Aqua America Inc.	28,818	646,964

		646,964

TOTAL COMMON STOCKS (Cost: $3,100,224,059)		3,216,937,095

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.67%

CERTIFICATES OF DEPOSIT(d) – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$193,613	193,613
Deutsche Bank AG
5.35%, 08/08/07	242,015	242,015

		435,628
COMMERCIAL PAPER(d) – 0.11%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	92,073	91,880
BNP Paribas Finance Inc.
5.12%, 06/06/07	33,882	33,569
Bryant Park Funding LLC
5.28%, 04/23/07(e)	145,209	144,762
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	72,604	72,421
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	145,209	144,889
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	403,490	401,648
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	233,731	233,679
Five Finance Inc.
5.22%, 04/20/07(e)	44,531	44,415
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	169,410	167,279
Giro Funding Corp.
5.29%, 04/23/07(e)	96,806	96,507
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	188,772	187,293
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	48,403	47,713
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	145,209	144,717
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	72,604	72,370
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	122,312	120,795
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	218,390	217,335
Nationwide Building Society
5.21%, 04/13/07(e)	91,966	91,819
Nestle Capital Corp.
5.19%, 08/09/07	58,084	57,003
Park Granada LLC
5.50%, 04/02/07(e)	204,091	204,091
Park Sienna LLC
5.50%, 04/02/07(e)	19,361	19,361
Sedna Finance Inc.
5.22%, 04/17/07(e)	55,179	55,059
Simba Funding Corp.
5.20%, 07/23/07(e)	96,806	95,240
Societe Generale
5.18%, 05/16/07	242,015	240,483

Tulip Funding Corp.
5.30%, 04/26/07(e)	130,824	130,361
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	157,728	157,728
Westpac Banking Corp.
5.20%, 07/12/07(e)	87,125	85,854
Zela Finance Inc.
5.20%, 07/16/07(e)	58,084	57,203

		3,415,474

MEDIUM-TERM NOTES(d) – 0.01%
Bank of America N.A.
5.28%, 04/20/07	24,201	24,201
Cullinan Finance Corp.
5.71%, 06/28/07(e)	72,604	72,604
K2 USA LLC
5.39%, 06/04/07(e)	72,604	72,604
Sigma Finance Inc.
5.51%, 06/18/07(e)	79,381	79,381

		248,790

MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	4,878,960	4,878,960

		4,878,960

REPURCHASE AGREEMENTS(d) – 0.14%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $193,701 (collateralized by non-U.S. Government debt securities, value $199,639, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$193,612	193,612
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $284,740 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $304,140, 3.75% to 8.50%, 5/15/08 to 6/12/46).	284,610	284,610
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $184,013 (collateralized by U.S. Government obligations, value $187,816, 5.50%, 12/1/34).	183,931	183,931
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $145,276 (collateralized by non-U.S. Government debt securities, value $149,911, 1.00% to 10.00%, 10/17/18 to 11/25/52).	145,209	145,209
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $242,126 (collateralized by non-U.S. Government debt securities, value $264,377, 4.50% to 7.84%, 12/1/07 to 7/15/21).	242,015	242,015
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,685 (collateralized by non-U.S. Government debt securities, value $10,168, 4.50% to 7.84%, 12/1/07 to 7/15/21).	9,681	9,681
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $629,527 (collateralized by non-U.S. Government debt securities, value $669,959, 0.00% to 6.01%, 5/27/33 to 3/15/37).	629,239	629,239

Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $106,536 (collateralized by non-U.S. Government debt securities, value $113,378, 0.00% to 6.01%, 5/27/33 to 3/15/37).	106,487	106,487
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $58,111 (collateralized by non-U.S. Government debt securities, value $61,843, 0.00% to 6.01%, 5/27/33 to 3/15/37).	58,084	58,084
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $338,976 (collateralized by non-U.S. Government debt securities, value $356,152, 4.70% to 6.25%, 11/25/35 to 10/17/48).	338,821	338,821
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $193,701 (collateralized by non-U.S. Government debt securities, value $203,515, 0.00% to 8.85%, 8/15/09 to 10/15/49).	193,612	193,612
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $229,639 (collateralized by non-U.S. Government debt securities, value $238,367, 0.00% to 5.68%, 4/17/07 to 1/25/47).	229,534	229,534
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $96,851 (collateralized by non-U.S. Government debt securities, value $107,012, 5.65% to 9.49%, 1/1/17 to 6/1/48).	96,806	96,806
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $48,425 (collateralized by non-U.S. Government debt securities, value $50,883, 3.73% to 5.33%, 12/1/35 to 6/1/46).	48,403	48,403
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $24,212 (collateralized by non-U.S. Government debt securities, value $25,441, 4.70% to 8.75%, 6/1/10 to 3/15/32).	24,201	24,201
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $677,957 (collateralized by non-U.S. Government debt securities, value $862,042, 1.13% to 10.07%, 1/15/09 to 10/12/49).	677,642	677,642
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $96,850 (collateralized by non-U.S. Government debt securities, value $99,824, 3.60% to 10.13%, 7/15/07 to 7/1/26).	96,806	96,806
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $484,251 (collateralized by non-U.S. Government debt securities, value $509,185, 4.22% to 8.32%, 1/17/14 to 12/20/54).	484,030	484,030
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $96,850 (collateralized by non-U.S. Government debt securities, value $100,729, 0.00% to 10.00%, 4/1/07 to 3/31/37).	96,806	96,806
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $71,703 (collateralized by non-U.S. Government debt securities, value $92,222, 0.00% to 10.00%, 4/1/07 to 3/31/37)(h)	67,764	67,764

Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $261,496 (collateralized by non-U.S. Government debt securities, value $274,746, 0.06% to 8.32%, 5/15/09 to 3/15/49).	261,376	261,376

		4,468,669

TIME DEPOSITS(d) – 0.04%
Bank of Montreal
5.25%, 04/02/07	196,132	196,132
Credit Suisse First Boston NY
5.32%, 04/03/07	484,030	484,030
Danske Bank
5.46%, 04/02/07	290,418	290,418
Deutsche Bank AG
5.25%, 04/02/07	169,461	169,461

		1,140,041

VARIABLE & FLOATING RATE NOTES(d) – 0.21%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	247,823	247,845
American Express Centurion Bank
5.41%, 07/19/07	106,487	106,523
American Express Credit Corp.
5.42%, 03/05/08	29,042	29,055
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	177	177
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	72,604	72,604
ASIF Global Financing
5.40%, 05/03/07(e)	9,681	9,681
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	62,924	62,924
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	140,369	140,372
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	246,855	246,858
BMW US Capital LLC
5.32%, 04/15/08(e)	96,806	96,806
BNP Paribas
5.33%, 11/19/07(e)	179,091	179,091
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	92,934	92,927
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	62,924	62,924
CC USA Inc.
5.35%, 07/30/07(e)	48,403	48,405
Commodore CDO Ltd.
5.42%, 12/12/07(e)	20,808	20,808
Credit Agricole SA
5.33%, 11/23/07	96,806	96,806
Cullinan Finance Corp.
5.36%, 04/25/07(e)	24,201	24,201
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	4,464	4,464
DEPFA Bank PLC
5.39%, 12/14/07(e)	96,806	96,806
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	111,327	111,328

Fifth Third Bancorp
5.32%, 02/22/08(e)	193,612	193,612
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	62,924	62,922
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	101,646	101,654
Granite Master Issuer PLC
5.29%, 08/20/07(e)	338,821	338,821
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	222,654	221,761
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	145,209	145,216
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	96,806	96,806
Holmes Financing PLC
5.29%, 07/16/07(e)	169,410	169,410
JP Morgan Securities Inc.
5.52%, 11/16/07	193,612	193,612
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	266,216	266,216
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	72,604	72,603
Kestrel Funding LLC
5.30%, 07/11/07(e)	38,722	38,721
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	58,084	58,084
Leafs LLC
5.32%, 01/22/08(e)	93,612	93,612
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	106,487	106,485
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	34,129	34,129
Marshall & Ilsley Bank
5.32%, 02/15/08	53,243	53,243
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	175,193	175,192
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	106,487	106,487
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	145,209	145,209
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	9,681	9,681
Mound Financing PLC
5.29%, 05/08/07(e)	90,998	90,998
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	154,890	154,888
National City Bank of Indiana
5.34%, 05/21/07	48,403	48,404
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	319,460	319,488
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	97,048	97,037
Northern Rock PLC
5.38%, 02/01/08(e)	116,167	116,169
Pricoa Global Funding I
5.31%, 02/27/08(e)	130,688	130,688
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	140,369	140,368
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	96,806	96,806

Strips III LLC
5.37%, 07/24/07(e)	19,074	19,074
SunTrust Bank
5.29%, 05/01/07	96,806	96,806
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	236,207	236,201
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	62,924	62,923
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	105,281	105,282
Wachovia Bank N.A.
5.48%, 05/22/07	244,919	244,919
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	72,604	72,619
Wells Fargo & Co.
5.33%, 11/15/07(e)	48,403	48,405
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	72,604	72,605
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	290,418	290,397
Wind Master Trust
5.31%, 07/25/07(e)	38,722	38,722

		6,916,880

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,504,442)		21,504,442

TOTAL INVESTMENTS IN SECURITIES – 100.52% (Cost: $3,121,728,501)		3,238,441,537
Other Assets, Less Liabilities – (0.52)%		(16,804,289)

NET ASSETS – 100.00%		$3,221,637,248

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.16%

ADVERTISING – 0.47%
Clear Channel Outdoor Holdings Inc. Class A(a)	41,845	$1,100,942
Getty Images Inc.(a)	61,562	2,993,760
Harte-Hanks Inc.	66,333	1,830,127
Interpublic Group of Companies Inc.(a)(b)	556,430	6,849,653
Lamar Advertising Co.	98,508	6,203,049
Omnicom Group Inc.	202,782	20,760,821

		39,738,352

AEROSPACE & DEFENSE – 2.81%
Alliant Techsystems Inc.(a)	13,996	1,230,528
Boeing Co. (The)	950,734	84,529,760
DRS Technologies Inc.	14,399	751,196
Goodrich Corp.	137,137	7,059,813
L-3 Communications Holdings Inc.	10,292	900,241
Lockheed Martin Corp.	435,404	42,242,896
Northrop Grumman Corp.	29,743	2,207,525
Raytheon Co.	255,024	13,378,559
Rockwell Collins Inc.	203,308	13,607,404
Spirit AeroSystems Holdings Inc. Class A(a)	54,478	1,735,124
United Technologies Corp.	1,099,781	71,485,765

		239,128,811

AGRICULTURE – 1.65%
Altria Group Inc.	1,123,652	98,667,882
Monsanto Co.	643,346	35,358,296
UST Inc.	106,356	6,166,521

		140,192,699

AIRLINES – 0.26%
AMR Corp.(a)	217,321	6,617,424
Continental Airlines Inc. Class B(a)	103,744	3,775,244
Southwest Airlines Co.	553,685	8,139,169
US Airways Group Inc.(a)	76,506	3,479,493

		22,011,330

APPAREL – 0.65%
Coach Inc.(a)	457,581	22,901,929
Hanesbrands Inc.(a)	59,206	1,740,065
Nike Inc. Class B	229,338	24,369,456
Polo Ralph Lauren Corp.	72,474	6,388,583

		55,400,033

AUTO MANUFACTURERS – 0.21%
Oshkosh Truck Corp.	87,403	4,632,359
PACCAR Inc.	175,029	12,847,129

		17,479,488

AUTO PARTS & EQUIPMENT – 0.23%
BorgWarner Inc.	5,333	402,215
Goodyear Tire & Rubber Co. (The)(a)	210,463	6,564,341
Johnson Controls Inc.	131,587	12,450,762

		19,417,318

BANKS – 1.35%
Bank of Hawaii Corp.	38,992	2,067,746
Bank of New York Co. Inc. (The)	54,001	2,189,741
Commerce Bancorp Inc.	218,472	7,292,595
Cullen/Frost Bankers Inc.	27,770	1,453,204
East West Bancorp Inc.	66,395	2,441,344
Investors Financial Services Corp.	77,973	4,534,130
Mellon Financial Corp.	440,426	18,999,978
Northern Trust Corp.	244,877	14,726,903
State Street Corp.	370,177	23,968,961
Synovus Financial Corp.	142,627	4,612,557
TCF Financial Corp.	59,814	1,576,697
Wachovia Corp.	183,820	10,119,291
Webster Financial Corp.	3,373	161,938
Wells Fargo & Co.	603,071	20,763,735

		114,908,820

BEVERAGES – 2.86%
Anheuser-Busch Companies Inc.	587,969	29,668,916
Brown-Forman Corp. Class B	73,311	4,806,269
Coca-Cola Co. (The)	1,603,982	76,991,136
Constellation Brands Inc. Class A(a)	42,004	889,645
Hansen Natural Corp.(a)	72,093	2,730,883
Pepsi Bottling Group Inc.	84,327	2,689,188
PepsiCo Inc.	1,964,957	124,892,667

		242,668,704

BIOTECHNOLOGY – 2.38%
Amgen Inc.(a)	1,402,122	78,350,577
Biogen Idec Inc.(a)	202,289	8,977,586
Celgene Corp.(a)	442,712	23,224,672
Charles River Laboratories International Inc.(a)	24,183	1,118,706
Genentech Inc.(a)	554,938	45,571,509
Genzyme Corp.(a)	309,436	18,572,349
Invitrogen Corp.(a)	21,186	1,348,489
MedImmune Inc.(a)	295,537	10,754,591
Millennium Pharmaceuticals Inc.(a)	201,111	2,284,621
Millipore Corp.(a)	63,020	4,567,059
PDL BioPharma Inc.(a)	135,493	2,940,198
Vertex Pharmaceuticals Inc.(a)(b)	149,454	4,190,690

		201,901,047

BUILDING MATERIALS – 0.41%
American Standard Companies Inc.	211,770	11,228,045
Eagle Materials Inc.	59,348	2,648,701
Florida Rock Industries Inc.	56,933	3,831,022
Martin Marietta Materials Inc.	54,234	7,332,437
Masco Corp.	285,473	7,821,960
USG Corp.(a)	45,066	2,103,681

		34,965,846

CHEMICALS – 1.20%
Air Products & Chemicals Inc.	31,045	2,296,088
Airgas Inc.	75,165	3,168,205
Cabot Corp.	31,142	1,486,408
Celanese Corp. Class A	48,192	1,486,241
Du Pont (E.I.) de Nemours and Co.	877,344	43,367,114
Ecolab Inc.	214,432	9,220,576

Huntsman Corp.	75,375	1,438,909
International Flavors & Fragrances Inc.	73,115	3,452,490
PPG Industries Inc.	24,989	1,756,977
Praxair Inc.	384,087	24,182,118
Rohm & Haas Co.	28,409	1,469,313
Sherwin-Williams Co. (The)	81,789	5,401,346
Sigma-Aldrich Corp.	68,102	2,827,595
Valhi Inc.	8,719	115,091

		101,668,471

COAL – 0.36%
Arch Coal Inc.	169,437	5,200,022
CONSOL Energy Inc.	217,356	8,505,140
Foundation Coal Holdings Inc.	54,224	1,862,052
Massey Energy Co.	97,266	2,333,411
Peabody Energy Corp.	314,582	12,658,780

		30,559,405

COMMERCIAL SERVICES – 1.61%
Alliance Data Systems Corp.(a)	96,346	5,936,841
Apollo Group Inc. Class A(a)	165,587	7,269,269
Avis Budget Group Inc.(a)	16,011	437,421
Block (H & R) Inc.	390,447	8,215,005
Career Education Corp.(a)	115,565	3,524,732
ChoicePoint Inc.(a)	95,075	3,558,657
Convergys Corp.(a)	9,073	230,545
Corporate Executive Board Co. (The)	47,576	3,613,873
Corrections Corp. of America(a)	46,863	2,474,835
Equifax Inc.	136,444	4,973,384
Hertz Global Holdings Inc.(a)	72,307	1,713,676
Hewitt Associates Inc. Class A(a)	12,576	367,596
Iron Mountain Inc.(a)	203,678	5,322,106
ITT Educational Services Inc.(a)	49,328	4,019,739
Laureate Education Inc.(a)	43,490	2,564,605
Manpower Inc.	89,260	6,584,710
McKesson Corp.	252,264	14,767,535
Monster Worldwide Inc.(a)	146,863	6,956,900
Moody’s Corp.	288,597	17,910,330
Pharmaceutical Product Development Inc.	120,180	4,048,864
Quanta Services Inc.(a)	59,040	1,488,989
Robert Half International Inc.	178,471	6,605,212
ServiceMaster Co. (The)	103,224	1,588,617
Weight Watchers International Inc.	54,949	2,532,599
Western Union Co.	909,956	19,973,534

		136,679,574

COMPUTERS – 6.12%
Affiliated Computer Services Inc. Class A(a)	46,534	2,739,922
Apple Inc.(a)	1,011,306	93,960,440
Cadence Design Systems Inc.(a)	281,270	5,923,546
Ceridian Corp.(a)	148,648	5,178,896
Cognizant Technology Solutions Corp.(a)	166,844	14,727,320
Dell Inc.(a)	2,743,008	63,665,216
Diebold Inc.	64,146	3,060,406
DST Systems Inc.(a)	66,818	5,024,714
Electronic Data Systems Corp.	345,523	9,564,077
EMC Corp.(a)	2,301,430	31,874,805
FactSet Research Systems Inc.	49,315	3,099,448
Hewlett-Packard Co.	2,019,266	81,053,337
International Business Machines Corp.	1,675,813	157,962,133
Lexmark International Inc. Class A(a)(b)	88,741	5,187,799
NCR Corp.(a)	45,105	2,154,666
Network Appliance Inc.(a)	444,682	16,239,787

Riverbed Technology Inc.(a)(b)	8,129	224,686
SanDisk Corp.(a)	268,474	11,759,161
Sun Microsystems Inc.(a)	361,260	2,171,173
Synopsys Inc.(a)	15,208	398,906
Western Digital Corp.(a)	260,299	4,375,626

		520,346,064

COSMETICS & PERSONAL CARE – 1.36%
Alberto-Culver Co.	19,150	438,152
Avon Products Inc.	535,212	19,941,999
Bare Escentuals Inc.(a)	14,930	535,539
Colgate-Palmolive Co.	548,239	36,616,883
Estee Lauder Companies Inc. (The) Class A	147,803	7,220,177
Procter & Gamble Co.	807,609	51,008,584

		115,761,334

DISTRIBUTION & WHOLESALE – 0.24%
CDW Corp.	69,641	4,278,047
Fastenal Co.	149,538	5,241,307
Grainger (W.W.) Inc.	61,125	4,721,295
Pool Corp.(b)	62,417	2,234,529
WESCO International Inc.(a)	57,483	3,608,783

		20,083,961

DIVERSIFIED FINANCIAL SERVICES – 4.67%
Affiliated Managers Group Inc.(a)	37,185	4,028,995
American Express Co.	1,286,613	72,564,973
AmeriCredit Corp.(a)	33,909	775,160
BlackRock Inc.	23,590	3,687,353
Capital One Financial Corp.	60,394	4,557,331
CBOT Holdings Inc. Class A(a)	62,785	11,395,477
Chicago Mercantile Exchange Holdings Inc.	41,177	21,925,105
E*TRADE Financial Corp.(a)	468,110	9,933,294
Eaton Vance Corp.	137,314	4,893,871
Federal Home Loan Mortgage Corp.	415,391	24,711,611
Federated Investors Inc. Class B	108,670	3,990,362
First Marblehead Corp. (The)(b)	54,115	2,429,222
Franklin Resources Inc.	202,720	24,494,658
Goldman Sachs Group Inc. (The)	342,929	70,859,419
IndyMac Bancorp Inc.(b)	17,954	575,426
IntercontinentalExchange Inc.(a)	80,479	9,835,339
Investment Technology Group Inc.(a)	51,087	2,002,610
Janus Capital Group Inc.	119,546	2,499,707
Legg Mason Inc.	84,920	8,000,313
Lehman Brothers Holdings Inc.	82,164	5,757,231
Merrill Lynch & Co. Inc.	198,190	16,186,177
Morgan Stanley	138,827	10,934,015
Nasdaq Stock Market Inc. (The)(a)	112,153	3,298,420
Nelnet Inc. Class A	20,425	489,587
Nuveen Investments Inc. Class A	94,074	4,449,700
NYMEX Holdings Inc.(a)	3,475	471,766
NYSE Group Inc.(a)(b)	94,153	8,826,844
Rowe (T.) Price Group Inc.	315,607	14,893,494
Schwab (Charles) Corp. (The)	1,241,775	22,712,065
SLM Corp.	488,354	19,973,679
TD Ameritrade Holding Corp.(a)	370,654	5,515,332

		396,668,536

ELECTRIC – 1.34%
AES Corp. (The)(a)	782,414	16,837,549
Allegheny Energy Inc.(a)	194,066	9,536,403
Constellation Energy Group Inc.	26,888	2,337,912
DPL Inc.	24,059	747,994

Exelon Corp.	672,205	46,187,206
NRG Energy Inc.(a)	44,960	3,238,918
TXU Corp.	542,990	34,805,659

		113,691,641

ELECTRICAL COMPONENTS & EQUIPMENT – 0.64%
AMETEK Inc.	126,171	4,357,946
Emerson Electric Co.	915,483	39,448,162
Energizer Holdings Inc.(a)	54,552	4,654,922
Hubbell Inc. Class B	20,462	987,087
Molex Inc.	162,936	4,594,795

		54,042,912

ELECTRONICS – 0.93%
Agilent Technologies Inc.(a)	504,751	17,005,061
Amphenol Corp. Class A	106,333	6,865,922
Applera Corp. - Applied Biosystems Group	177,236	5,240,869
Arrow Electronics Inc.(a)	20,401	770,138
Avnet Inc.(a)	70,336	2,541,943
AVX Corp.	26,995	410,324
Dolby Laboratories Inc. Class A(a)	41,678	1,438,308
Gentex Corp.	155,325	2,524,031
Jabil Circuit Inc.	216,097	4,626,637
Mettler Toledo International Inc.(a)	45,559	4,080,720
National Instruments Corp.	66,290	1,738,787
PerkinElmer Inc.	78,133	1,892,381
Sanmina-SCI Corp.(a)	250,132	905,478
Solectron Corp.(a)	485,634	1,529,747
Tektronix Inc.	70,981	1,998,825
Thermo Fisher Scientific Inc.(a)	232,992	10,892,376
Thomas & Betts Corp.(a)	74,216	3,623,225
Trimble Navigation Ltd.(a)	135,990	3,649,972
Vishay Intertechnology Inc.(a)	41,832	584,811
Waters Corp.(a)	122,998	7,133,884

		79,453,439

ENERGY - ALTERNATE SOURCES – 0.04%
Covanta Holding Corp.(a)	134,973	2,993,701

		2,993,701

ENGINEERING & CONSTRUCTION – 0.19%
Fluor Corp.	103,876	9,319,755
Jacobs Engineering Group Inc.(a)	139,009	6,484,770
KBR Inc.(a)	14,847	302,136
URS Corp.(a)	3,275	139,482

		16,246,143

ENTERTAINMENT – 0.30%
DreamWorks Animation SKG Inc. Class A(a)	30,136	921,559
International Game Technology Inc.	402,991	16,272,777
Penn National Gaming Inc.(a)	85,583	3,630,431
Regal Entertainment Group Class A	75,193	1,494,085
Scientific Games Corp. Class A(a)	78,600	2,580,438
Warner Music Group Corp.	58,165	992,295

		25,891,585

ENVIRONMENTAL CONTROL – 0.39%
Allied Waste Industries Inc.(a)	16,082	202,472
Nalco Holding Co.	125,845	3,007,695
Republic Services Inc.	199,036	5,537,182
Stericycle Inc.(a)	52,570	4,284,455
Waste Management Inc.	576,659	19,842,836

		32,874,640

FOOD – 1.21%
Campbell Soup Co.	154,444	6,015,594
General Mills Inc.	47,730	2,778,841
Heinz (H.J.) Co.	226,113	10,654,445
Hershey Co. (The)	184,366	10,077,446
Kellogg Co.	216,883	11,154,293
Kroger Co.	107,275	3,030,519
McCormick & Co. Inc. NVS	124,034	4,777,790
Sara Lee Corp.	474,423	8,027,237
Sysco Corp.	735,258	24,873,778
Whole Foods Market Inc.	166,120	7,450,482
Wrigley (William Jr.) Co.	278,988	14,208,859

		103,049,284

FOREST PRODUCTS & PAPER – 0.03%
Domtar Corp.(a)	255,617	2,379,794
Rayonier Inc.	8,444	363,092

		2,742,886

HAND & MACHINE TOOLS – 0.16%
Black & Decker Corp.	74,202	6,056,367
Lincoln Electric Holdings Inc.	50,347	2,998,667
Snap-On Inc.	8,747	420,731
Stanley Works (The)	67,327	3,727,223

		13,202,988

HEALTH CARE - PRODUCTS – 5.93%
Advanced Medical Optics Inc.(a)	70,449	2,620,703
Bard (C.R.) Inc.	123,023	9,781,559
Bausch & Lomb Inc.	10,456	534,929
Baxter International Inc.	778,499	41,003,542
Beckman Coulter Inc.	69,024	4,409,943
Becton, Dickinson & Co.	293,980	22,604,122
Biomet Inc.	292,391	12,423,694
Boston Scientific Corp.(a)	1,466,860	21,328,144
Cooper Companies Inc.	26,567	1,291,688
Cytyc Corp.(a)	135,876	4,648,318
Dade Behring Holdings Inc.	103,548	4,540,580
DENTSPLY International Inc.	187,852	6,152,153
Edwards Lifesciences Corp.(a)	69,952	3,546,566
Gen-Probe Inc.(a)	61,155	2,879,177
Henry Schein Inc.(a)	104,635	5,773,759
Hillenbrand Industries Inc.	30,839	1,830,911
IDEXX Laboratories Inc.(a)	37,499	3,286,037
Intuitive Surgical Inc.(a)	43,327	5,267,263
Johnson & Johnson	3,119,610	187,987,699
Kinetic Concepts Inc.(a)	52,086	2,637,635
Medtronic Inc.	1,435,155	70,408,704
Patterson Companies Inc.(a)	164,834	5,849,959
ResMed Inc.(a)(b)	89,494	4,507,813
Respironics Inc.(a)	85,914	3,607,529
St. Jude Medical Inc.(a)	428,989	16,134,276
Stryker Corp.	355,801	23,596,722
TECHNE Corp.(a)	46,495	2,654,864
Varian Medical Systems Inc.(a)	155,823	7,431,199
Zimmer Holdings Inc.(a)	294,965	25,192,961

		503,932,449

HEALTH CARE - SERVICES – 2.50%
Aetna Inc.	308,915	13,527,388
Brookdale Senior Living Inc.	22,397	1,000,250
Community Health Systems Inc.(a)	71,013	2,503,208

Covance Inc.(a)	56,816	3,371,461
Coventry Health Care Inc.(a)	190,690	10,688,175
DaVita Inc.(a)	122,876	6,551,748
Health Management Associates Inc. Class A	72,783	791,151
Health Net Inc.(a)	126,270	6,794,589
Humana Inc.(a)	192,472	11,167,225
Laboratory Corp. of America Holdings(a)(b)	148,299	10,770,956
LifePoint Hospitals Inc.(a)(b)	23,930	914,605
Lincare Holdings Inc.(a)	113,061	4,143,686
Manor Care Inc.	87,360	4,748,890
Pediatrix Medical Group Inc.(a)	57,646	3,289,281
Quest Diagnostics Inc.	188,093	9,380,198
Sierra Health Services Inc.(a)	66,369	2,732,412
Tenet Healthcare Corp.(a)	379,607	2,440,873
Triad Hospitals Inc.(a)	17,327	905,336
UnitedHealth Group Inc.	1,601,632	84,838,447
Universal Health Services Inc. Class B	12,303	704,470
Wellcare Health Plans Inc.(a)	38,712	3,300,198
WellPoint Inc.(a)	348,572	28,269,189

		212,833,736

HOLDING COMPANIES - DIVERSIFIED – 0.02%
Walter Industries Inc.	60,173	1,489,282

		1,489,282

HOME BUILDERS – 0.29%
Beazer Homes USA Inc.	24,028	697,533
Centex Corp.	65,655	2,743,066
Horton (D.R.) Inc.	199,773	4,395,006
KB Home	49,390	2,107,471
Lennar Corp. Class A	64,888	2,738,922
M.D.C. Holdings Inc.	18,011	865,789
NVR Inc.(a)	5,550	3,690,750
Pulte Homes Inc.	125,546	3,321,947
Ryland Group Inc.	18,610	785,156
Standard-Pacific Corp.	29,912	624,263
Thor Industries Inc.	42,034	1,655,719
Toll Brothers Inc.(a)	29,615	810,859

		24,436,481

HOME FURNISHINGS – 0.09%
Harman International Industries Inc.	79,465	7,634,997

		7,634,997

HOUSEHOLD PRODUCTS & WARES – 0.48%
Avery Dennison Corp.	111,820	7,185,553
Church & Dwight Co. Inc.	76,534	3,853,487
Fortune Brands Inc.	59,704	4,705,869
Jarden Corp.(a)	30,801	1,179,678
Kimberly-Clark Corp.	316,958	21,708,453
Scotts Miracle-Gro Co. (The) Class A	41,813	1,841,026

		40,474,066

HOUSEWARES – 0.10%
Newell Rubbermaid Inc.	202,387	6,292,212
Toro Co. (The)	50,731	2,599,456

		8,891,668

INSURANCE – 0.96%
AFLAC Inc.	592,747	27,894,674
Ambac Financial Group Inc.	10,753	928,952
American International Group Inc.	342,992	23,055,922
Berkley (W.R.) Corp.	102,999	3,411,327

Brown & Brown Inc.	133,429	3,609,254
CNA Financial Corp.(a)	3,112	134,096
Gallagher (Arthur J.) & Co.	35,035	992,542
Hanover Insurance Group Inc. (The)	21,514	992,226
HCC Insurance Holdings Inc.	71,409	2,199,397
Markel Corp.(a)	2,133	1,034,142
Philadelphia Consolidated Holding Corp.(a)	53,938	2,372,733
Principal Financial Group Inc.	22,076	1,321,690
Progressive Corp. (The)	251,260	5,482,493
Prudential Financial Inc.	83,421	7,529,579
Transatlantic Holdings Inc.	11,622	756,825

		81,715,852

INTERNET – 3.38%
Akamai Technologies Inc.(a)	183,715	9,171,053
Amazon.com Inc.(a)	370,954	14,760,260
CheckFree Corp.(a)	97,818	3,628,070
eBay Inc.(a)	1,399,901	46,406,718
Emdeon Corp.(a)	193,546	2,928,351
Expedia Inc.(a)	21,669	502,287
F5 Networks Inc.(a)	47,925	3,195,639
Google Inc. Class A(a)	248,310	113,765,710
IAC/InterActiveCorp(a)	79,255	2,988,706
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	598,902	14,265,846
McAfee Inc.(a)	175,081	5,091,355
NutriSystem Inc.(a)(b)	38,277	2,006,098
Symantec Corp.(a)	483,101	8,357,647
VeriSign Inc.(a)	273,081	6,859,795
WebMD Health Corp. Class A(a)	8,528	448,829
Yahoo! Inc.(a)	1,675,007	52,410,969

		286,787,333

IRON & STEEL – 0.19%
Allegheny Technologies Inc.	119,148	12,711,900
Carpenter Technology Corp.	28,241	3,410,383

		16,122,283

LEISURE TIME – 0.23%
Brunswick Corp.	21,003	668,946
Harley-Davidson Inc.	319,303	18,759,051

		19,427,997

LODGING – 1.20%
Boyd Gaming Corp.	51,957	2,475,231
Choice Hotels International Inc.	39,479	1,398,741
Harrah’s Entertainment Inc.	162,026	13,683,096
Hilton Hotels Corp.	457,109	16,437,640
Las Vegas Sands Corp.(a)	165,059	14,295,760
Marriott International Inc. Class A	380,408	18,624,776
MGM Mirage(a)	142,132	9,881,017
Starwood Hotels & Resorts Worldwide Inc.	215,042	13,945,474
Station Casinos Inc.	56,856	4,922,024
Wyndham Worldwide Corp.(a)	32,897	1,123,433
Wynn Resorts Ltd.	58,294	5,529,769

		102,316,961

MACHINERY – 1.18%
AGCO Corp.(a)	7,611	281,379
Caterpillar Inc.	796,169	53,367,208
Cummins Inc.	51,005	7,381,444
Flowserve Corp.	10,212	584,024
Gardner Denver Inc.(a)	61,997	2,160,595

Graco Inc.	81,274	3,182,690
IDEX Corp.	63,191	3,215,158
Joy Global Inc.	146,340	6,277,986
Manitowoc Co. Inc. (The)	72,709	4,619,203
Rockwell Automation Inc.	198,741	11,898,624
Terex Corp.(a)	56,390	4,046,546
Zebra Technologies Corp. Class A(a)	84,198	3,250,885

		100,265,742

MANUFACTURING – 4.92%
Brink’s Co. (The)	44,601	2,829,933
Carlisle Companies Inc.	62,128	2,667,155
Danaher Corp.	282,245	20,166,405
Donaldson Co. Inc.	87,533	3,159,941
Dover Corp.	216,810	10,582,496
General Electric Co.	6,009,378	212,491,606
Harsco Corp.	99,436	4,460,699
Honeywell International Inc.	445,792	20,533,180
Illinois Tool Works Inc.	593,524	30,625,838
ITT Industries Inc.	146,896	8,860,767
Leggett & Platt Inc.	119,224	2,702,808
Pall Corp.	26,579	1,010,002
Parker Hannifin Corp.	61,089	5,272,592
Pentair Inc.	45,284	1,411,049
Roper Industries Inc.	103,287	5,668,391
Textron Inc.	144,389	12,966,132
3M Co.	896,429	68,514,066
Trinity Industries Inc.	88,323	3,702,500

		417,625,560

MEDIA – 2.94%
Cablevision Systems Corp.	129,639	3,944,915
Comcast Corp. Class A(a)	1,754,436	45,527,614
CTC Media Inc.(a)	18,490	474,823
DIRECTV Group Inc. (The)(a)	956,775	22,072,799
Discovery Holding Co. Class A(a)	93,774	1,793,897
Dow Jones & Co. Inc.	70,374	2,425,792
EchoStar Communications Corp.(a)	244,569	10,621,632
Liberty Global Inc. Class A(a)	172,514	5,680,886
McClatchy Co. (The) Class A	5,523	174,582
McGraw-Hill Companies Inc. (The)	425,338	26,745,253
Meredith Corp.	36,949	2,120,503
News Corp. Class A	1,855,954	42,909,656
Scripps (E.W.) Co. Class A	99,759	4,457,232
Sirius Satellite Radio Inc.(a)(b)	1,668,797	5,340,150
Time Warner Inc.	325,300	6,414,916
Viacom Inc. Class B(a)	754,314	31,009,849
Walt Disney Co. (The)	882,776	30,393,978
Washington Post Co. (The) Class B	1,309	999,421
Wiley (John) & Sons Inc. Class A	52,565	1,984,854
XM Satellite Radio Holdings Inc. Class A(a)	363,328	4,694,198

		249,786,950

METAL FABRICATE & HARDWARE – 0.20%
Precision Castparts Corp.	160,600	16,710,430
Timken Co. (The)	8,035	243,541

		16,953,971

MINING – 0.70%
Alcoa Inc.	410,492	13,915,679
Freeport-McMoRan Copper & Gold Inc.	120,615	7,983,507
Newmont Mining Corp.	470,700	19,764,693
Southern Copper Corp.	15,879	1,137,889

Titanium Metals Corp.(a)	98,097	3,519,709
Vulcan Materials Co.	112,275	13,077,792

		59,399,269

OFFICE & BUSINESS EQUIPMENT – 0.08%
Pitney Bowes Inc.	154,515	7,013,436

		7,013,436

OFFICE FURNISHINGS – 0.05%
HNI Corp.	58,171	2,671,794
Steelcase Inc. Class A	71,615	1,424,422

		4,096,216

OIL & GAS – 1.68%
Cheniere Energy Inc.(a)(b)	65,054	2,026,432
CNX Gas Corp.(a)(b)	32,972	934,097
Denbury Resources Inc.(a)	141,559	4,217,043
Diamond Offshore Drilling Inc.	75,048	6,075,136
ENSCO International Inc.	182,204	9,911,898
EOG Resources Inc.	129,962	9,271,489
Exxon Mobil Corp.	388,209	29,290,369
Frontier Oil Corp.	72,323	2,360,623
Helmerich & Payne Inc.	124,439	3,775,479
Holly Corp.	56,928	3,375,830
Patterson-UTI Energy Inc.	189,155	4,244,638
Plains Exploration & Production Co.(a)	93,382	4,215,263
Pride International Inc.(a)	156,451	4,709,175
Quicksilver Resources Inc.(a)(b)	73,942	2,940,673
Range Resources Corp.	163,470	5,459,898
Rowan Companies Inc.	121,988	3,960,950
Southwestern Energy Co.(a)	198,916	8,151,578
St. Mary Land & Exploration Co.	74,299	2,725,287
Sunoco Inc.	73,525	5,179,101
TODCO(a)	69,230	2,792,046
Unit Corp.(a)	54,460	2,755,131
W&T Offshore Inc.	23,991	694,060
XTO Energy Inc.	432,843	23,724,125

		142,790,321

OIL & GAS SERVICES – 1.66%
Baker Hughes Inc.	381,267	25,213,187
BJ Services Co.	355,404	9,915,772
Cameron International Corp.(a)	137,204	8,615,039
Dresser-Rand Group Inc.(a)	36,685	1,117,425
FMC Technologies Inc.(a)	81,196	5,664,233
Global Industries Ltd.(a)	105,038	1,921,145
Grant Prideco Inc.(a)	155,513	7,750,768
Halliburton Co.(b)	1,222,633	38,806,371
Helix Energy Solutions Group Inc.(a)	108,199	4,034,741
National Oilwell Varco Inc.(a)	194,211	15,107,674
Oceaneering International Inc.(a)	63,952	2,693,658
Smith International Inc.	253,517	12,181,492
Superior Energy Services Inc.(a)	99,569	3,432,143
Tetra Technologies Inc.(a)	84,745	2,094,049
Tidewater Inc.	41,633	2,438,861

		140,986,558

PACKAGING & CONTAINERS – 0.30%
Ball Corp.	124,569	5,711,489
Crown Holdings Inc.(a)	199,120	4,870,475
Owens-Illinois Inc.(a)	182,232	4,696,119
Packaging Corp. of America	96,433	2,352,965
Pactiv Corp.(a)	158,246	5,339,220

Sealed Air Corp.	79,788	2,521,301

		25,491,569

PHARMACEUTICALS – 5.71%
Abbott Laboratories	1,453,598	81,110,768
Abraxis BioScience Inc.(a)	30,140	805,039
Allergan Inc.	177,651	19,687,284
AmerisourceBergen Corp.	44,593	2,352,281
Amylin Pharmaceuticals Inc.(a)(b)	133,368	4,982,628
Barr Pharmaceuticals Inc.(a)	126,231	5,850,807
Bristol-Myers Squibb Co.	1,070,593	29,719,662
Cardinal Health Inc.	496,562	36,224,198
Cephalon Inc.(a)	77,965	5,551,888
Endo Pharmaceuticals Holdings Inc.(a)	157,836	4,640,378
Express Scripts Inc.(a)	137,061	11,063,564
Forest Laboratories Inc.(a)	387,350	19,925,284
Gilead Sciences Inc.(a)	540,963	41,383,669
Hospira Inc.(a)	185,351	7,580,856
ImClone Systems Inc.(a)	82,429	3,360,630
Lilly (Eli) & Co.	883,745	47,465,944
Medco Health Solutions Inc.(a)	220,486	15,991,850
Merck & Co. Inc.	791,373	34,954,945
Mylan Laboratories Inc.	290,437	6,139,838
Omnicare Inc.	69,448	2,761,947
Schering-Plough Corp.	1,760,850	44,919,283
Sepracor Inc.(a)	129,192	6,024,223
VCA Antech Inc.(a)	98,285	3,568,728
Wyeth	977,759	48,917,283

		484,982,977

PIPELINES – 0.64%
El Paso Corp.	773,079	11,186,453
Equitable Resources Inc.	124,024	5,992,840
Kinder Morgan Inc.	126,556	13,471,886
Questar Corp.	90,073	8,035,412
Williams Companies Inc. (The)	537,550	15,298,673

		53,985,264

REAL ESTATE – 0.27%
CB Richard Ellis Group Inc. Class A(a)	219,759	7,511,363
Forest City Enterprises Inc. Class A	83,432	5,521,530
Jones Lang LaSalle Inc.	42,458	4,427,520
Realogy Corp.(a)	36,458	1,079,522
St. Joe Co. (The)(b)	88,706	4,640,211

		23,180,146

REAL ESTATE INVESTMENT TRUSTS – 0.85%
CapitalSource Inc.	76,610	1,925,209
Developers Diversified Realty Corp.	60,363	3,796,833
Douglas Emmett Inc.	18,804	480,066
Essex Property Trust Inc.	12,904	1,670,810
Federal Realty Investment Trust	34,777	3,151,492
General Growth Properties Inc.	105,480	6,810,844
Kilroy Realty Corp.	38,017	2,803,754
Macerich Co. (The)	85,137	7,863,253
Public Storage Inc.	90,125	8,532,134
Simon Property Group Inc.	145,686	16,207,567
SL Green Realty Corp.	59,087	8,105,555
Taubman Centers Inc.	33,834	1,962,034
UDR Inc.	159,488	4,883,523
Ventas Inc.	73,462	3,094,954
Weingarten Realty Investors	23,590	1,121,940

		72,409,968

RETAIL – 9.76%
Abercrombie & Fitch Co. Class A	104,404	7,901,295
Advance Auto Parts Inc.	127,995	4,934,207
American Eagle Outfitters Inc.	203,409	6,100,236
AnnTaylor Stores Corp.(a)	79,627	3,087,935
AutoZone Inc.(a)	60,196	7,713,515
Barnes & Noble Inc.	14,374	567,054
Bed Bath & Beyond Inc.(a)	335,377	13,472,094
Best Buy Co. Inc.	476,276	23,204,167
Brinker International Inc.	151,129	4,941,918
Burger King Holdings Inc.	29,674	640,958
CarMax Inc.(a)	250,370	6,144,080
Cheesecake Factory Inc. (The)(a)(b)	93,812	2,500,090
Chico’s FAS Inc.(a)(b)	212,305	5,186,611
Circuit City Stores Inc.	192,731	3,571,305
Claire’s Stores Inc.	110,964	3,564,164
Coldwater Creek Inc.(a)	71,410	1,448,195
Copart Inc.(a)	83,720	2,344,997
Costco Wholesale Corp.	379,760	20,446,278
CVS/Caremark Corp.	1,690,462	57,712,370
Darden Restaurants Inc.	175,794	7,240,955
Dick’s Sporting Goods Inc.(a)	45,616	2,657,588
Dollar General Corp.	350,185	7,406,413
Dollar Tree Stores Inc.(a)	13,538	517,693
Family Dollar Stores Inc.	98,348	2,913,068
Federated Department Stores Inc.	53,745	2,421,212
Foot Locker Inc.	20,828	490,499
GameStop Corp. Class A(a)	155,573	5,067,013
Gap Inc. (The)	328,506	5,653,588
Home Depot Inc.	2,326,832	85,487,808
Kohl’s Corp.(a)	389,208	29,817,225
Limited Brands Inc.	405,316	10,562,535
Lowe’s Companies Inc.	1,844,841	58,094,043
MSC Industrial Direct Co. Inc. Class A	44,769	2,089,817
Nordstrom Inc.	280,429	14,845,911
Office Depot Inc.(a)	340,348	11,959,829
O’Reilly Automotive Inc.(a)	134,360	4,447,316
OSI Restaurant Partners Inc.	41,799	1,651,060
Panera Bread Co. Class A(a)	35,635	2,104,603
Penney (J.C.) Co. Inc.	278,863	22,911,384
PetSmart Inc.	166,081	5,474,030
RadioShack Corp.	122,765	3,318,338
Ross Stores Inc.	170,080	5,850,752
Sally Beauty Co. Inc.(a)	19,150	175,988
Staples Inc.	865,483	22,364,081
Starbucks Corp.(a)	912,382	28,612,300
Target Corp.	1,032,406	61,180,380
Tiffany & Co.	97,336	4,426,841
Tim Hortons Inc.	226,930	6,903,211
TJX Companies Inc.	544,257	14,673,169
Tractor Supply Co.(a)(b)	42,802	2,204,303
United Auto Group Inc.	6,996	142,019
Urban Outfitters Inc.(a)	135,666	3,596,506
Walgreen Co.	1,201,030	55,115,267
Wal-Mart Stores Inc.	2,923,678	137,266,682
Wendy’s International Inc.	56,338	1,763,379
Williams-Sonoma Inc.(b)	114,373	4,055,667
Yum! Brands Inc.	323,227	18,669,592

		829,613,534

SAVINGS & LOANS – 0.09%
Hudson City Bancorp Inc.	342,936	4,691,364
People’s Bank	69,135	3,069,594

		7,760,958

SEMICONDUCTORS – 4.61%
Advanced Micro Devices Inc.(a)(b)	652,421	8,520,618
Agere Systems Inc.(a)	199,987	4,523,706
Altera Corp.(a)	426,968	8,535,090
Analog Devices Inc.	406,424	14,017,564
Applied Materials Inc.	1,640,444	30,052,934
Broadcom Corp. Class A(a)	541,145	17,354,520
Cree Inc.(a)(b)	78,227	1,287,616
Cypress Semiconductor Corp.(a)	160,841	2,983,601
Fairchild Semiconductor International Inc. Class A(a)	74,764	1,250,054
Integrated Device Technology Inc.(a)	105,438	1,625,854
Intel Corp.	6,916,937	132,321,005
International Rectifier Corp.(a)	46,725	1,785,362
Intersil Corp. Class A	73,652	1,951,041
KLA-Tencor Corp.	186,718	9,955,804
Lam Research Corp.(a)	166,783	7,895,507
Linear Technology Corp.	360,770	11,396,724
LSI Logic Corp.(a)(b)	338,143	3,530,213
Maxim Integrated Products Inc.	381,294	11,210,044
MEMC Electronic Materials Inc.(a)	174,550	10,574,239
Microchip Technology Inc.	254,891	9,056,277
Micron Technology Inc.(a)	391,962	4,734,901
National Semiconductor Corp.	378,277	9,131,607
Novellus Systems Inc.(a)	59,898	1,917,934
NVIDIA Corp.(a)	418,869	12,055,050
PMC-Sierra Inc.(a)(b)	245,649	1,721,999
QLogic Corp.(a)	191,881	3,261,977
Rambus Inc.(a)	94,072	1,999,030
Silicon Laboratories Inc.(a)	59,229	1,772,132
Spansion Inc. Class A(a)	17,842	217,494
Teradyne Inc.(a)	181,160	2,996,386
Texas Instruments Inc.	1,714,394	51,603,259
Xilinx Inc.	408,124	10,501,031

		391,740,573

SOFTWARE – 7.26%
Activision Inc.(a)	328,990	6,231,071
Acxiom Corp.	92,642	1,981,612
Adobe Systems Inc.(a)	711,750	29,679,975
Autodesk Inc.(a)	274,714	10,329,246
Automatic Data Processing Inc.	682,986	33,056,522
BEA Systems Inc.(a)	463,269	5,369,288
BMC Software Inc.(a)	253,127	7,793,780
CA Inc.	76,280	1,976,415
Cerner Corp.(a)(b)	76,254	4,152,030
Citrix Systems Inc.(a)	216,127	6,922,548
Dun & Bradstreet Corp.	74,487	6,793,214
Electronic Arts Inc.(a)	361,081	18,184,039
Fair Isaac Corp.	55,795	2,158,151
Fidelity National Information Services Inc.	24,392	1,108,860
First Data Corp.	910,026	24,479,699
Fiserv Inc.(a)	208,748	11,076,169
Global Payments Inc.	79,727	2,715,502
IMS Health Inc.	169,342	5,022,684
Intuit Inc.(a)	414,048	11,328,353
MasterCard Inc. Class A	72,998	7,755,308
Microsoft Corp.	10,553,660	294,130,504
MoneyGram International Inc.	100,676	2,794,766
NAVTEQ Corp.(a)(b)	112,750	3,889,875

Oracle Corp.(a)	4,725,646	85,675,962
Paychex Inc.	399,427	15,126,300
Red Hat Inc.(a)	218,572	5,011,856
Salesforce.com Inc.(a)(b)	100,351	4,297,030
SEI Investments Co.	74,414	4,481,955
Total System Services Inc.	44,748	1,425,224
VeriFone Holdings Inc.(a)	55,254	2,029,479

		616,977,417

TELECOMMUNICATIONS – 5.35%
ADC Telecommunications Inc.(a)	123,389	2,065,532
American Tower Corp. Class A(a)	498,716	19,424,988
Avaya Inc.(a)	42,395	500,685
Ciena Corp.(a)	21,598	603,664
Cisco Systems Inc.(a)	7,259,105	185,324,951
Citizens Communications Co.	168,671	2,521,631
Corning Inc.(a)	1,851,786	42,109,614
Crown Castle International Corp.(a)	221,029	7,101,662
Harris Corp.	159,488	8,125,914
JDS Uniphase Corp.(a)	242,251	3,689,483
Juniper Networks Inc.(a)	361,375	7,111,860
Leap Wireless International Inc.(a)	22,095	1,457,828
Level 3 Communications Inc.(a)(b)	1,643,405	10,024,771
Motorola Inc.	2,308,078	40,783,738
NeuStar Inc. Class A(a)	74,018	2,105,072
NII Holdings Inc. Class B(a)	173,613	12,878,612
QUALCOMM Inc.	1,993,034	85,022,830
SBA Communications Corp.(a)(b)	122,065	3,607,021
Sprint Nextel Corp.	819,857	15,544,489
TeleCorp PCS Inc. Escrow(c)	2,261	0
Telephone & Data Systems Inc.	69,646	4,152,295
United States Cellular Corp.(a)	11,188	821,759

		454,978,399

TEXTILES – 0.07%
Cintas Corp.	158,365	5,716,977
Mohawk Industries Inc.(a)	7,228	593,057

		6,310,034

TRANSPORTATION – 2.36%
Burlington Northern Santa Fe Corp.	433,522	34,868,174
C.H. Robinson Worldwide Inc.	206,357	9,853,547
Con-way Inc.	56,968	2,839,285
CSX Corp.	257,469	10,311,633
Expeditors International Washington Inc.	253,498	10,474,537
FedEx Corp.	362,744	38,969,588
Hunt (J.B.) Transport Services Inc.	122,424	3,212,406
Kansas City Southern Industries Inc.(a)(b)	32,284	1,148,665
Kirby Corp.(a)	62,303	2,179,359
Landstar System Inc.	70,011	3,209,304
Norfolk Southern Corp.	276,458	13,988,775
Swift Transportation Co. Inc.(a)	29,353	914,639
Union Pacific Corp.	145,755	14,801,420
United Parcel Service Inc. Class B	766,037	53,699,194

		200,470,526

TRUCKING & LEASING – 0.02%
GATX Corp.	28,201	1,348,008

		1,348,008

WATER – 0.02%
Aqua America Inc.(b)	92,504	2,076,715

		2,076,715

TOTAL COMMON STOCKS (Cost: $7,887,019,334)		8,510,076,228

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 1.46%

CERTIFICATES OF DEPOSIT(d) – 0.03%
Credit Suisse First Boston NY
5.28%- 5.43%, 04/23/07 - 08/21/07	$1,283,400	1,283,400
Deutsche Bank AG
5.35%, 08/08/07	1,604,250	1,604,250

		2,887,650

COMMERCIAL PAPER(d) – 0.26%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	610,327	609,029
BNP Paribas Finance Inc.
5.12%, 06/06/07	224,595	222,521
Bryant Park Funding LLC
5.28%, 04/23/07(e)	962,550	959,585
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	481,275	480,060
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	962,550	960,428
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	2,674,624	2,662,411
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	1,549,339	1,548,993
Five Finance Inc.
5.22%, 04/20/07(e)	295,182	294,412
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	1,122,975	1,108,842
Giro Funding Corp.
5.29%, 04/23/07(e)	641,700	639,720
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	1,251,315	1,241,509
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	320,850	316,279
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	962,550	959,294
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	481,275	479,719
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	810,775	800,717
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	1,447,649	1,440,653
Nationwide Building Society
5.21%, 04/13/07(e)	609,615	608,644
Nestle Capital Corp.
5.19%, 08/09/07	385,020	377,859
Park Granada LLC
5.50%, 04/02/07(e)	1,352,864	1,352,864
Park Sienna LLC
5.50%, 04/02/07(e)	128,340	128,340
Sedna Finance Inc.
5.22%, 04/17/07(e)	365,769	364,973

Simba Funding Corp.
5.20%, 07/23/07(e)	641,700	631,319
Societe Generale
5.18%, 05/16/07	1,604,250	1,594,093
Tulip Funding Corp.
5.30%, 04/26/07(e)	867,193	864,129
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	1,045,534	1,045,534
Westpac Banking Corp.
5.20%, 07/12/07(e)	577,530	569,104
Zela Finance Inc.
5.20%, 07/16/07(e)	385,020	379,180

		22,640,211

MEDIUM-TERM NOTES(d) – 0.02%
Bank of America N.A.
5.28%, 04/20/07	160,425	160,425
Cullinan Finance Corp.
5.71%, 06/28/07(e)	481,275	481,275
K2 USA LLC
5.39%, 06/04/07(e)	481,275	481,275
Sigma Finance Inc.
5.51%, 06/18/07(e)	526,194	526,194

		1,649,169

MONEY MARKET FUNDS – 0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(f)(g)	14,232,704	14,232,704

		14,232,704

REPURCHASE AGREEMENTS(d) – 0.35%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,283,987 (collateralized by non-U.S. Government debt securities, value $1,323,351, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,283,400	1,283,400
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,887,460 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,016,059, 3.75% to 8.50%, 5/15/08 to 6/12/46).	1,886,597	1,886,597
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,219,777 (collateralized by U.S. Government obligations, value $1,244,978, 5.50%, 12/1/34).	1,219,230	1,219,230
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $962,991 (collateralized by non-U.S. Government debt securities, value $993,718, 1.00% to 10.00%, 10/17/18 to 11/25/52).	962,550	962,550
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,604,983 (collateralized by non-U.S. Government debt securities, value $1,752,479, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,604,250	1,604,250
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $64,199 (collateralized by non-U.S. Government debt securities, value $67,403, 4.50% to 7.84%, 12/1/07 to 7/15/21).	64,170	64,170

Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,172,957 (collateralized by non-U.S. Government debt securities, value $4,440,973, 0.00% to 6.01%, 5/27/33 to 3/15/37).	4,171,049	4,171,049
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $706,196 (collateralized by non-U.S. Government debt securities, value $751,553, 0.00% to 6.01%, 5/27/33 to 3/15/37).	705,870	705,870
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $385,199 (collateralized by non-U.S. Government debt securities, value $409,939, 0.00% to 6.01%, 5/27/33 to 3/15/37).	385,020	385,020
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,246,975 (collateralized by non-U.S. Government debt securities, value $2,360,833, 4.70% to 6.25%, 11/25/35 to 10/17/48).	2,245,949	2,245,949
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,283,987 (collateralized by non-U.S. Government debt securities, value $1,349,048, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,283,400	1,283,400
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,522,211 (collateralized by non-U.S. Government debt securities, value $1,580,071, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,521,515	1,521,515
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $641,999 (collateralized by non-U.S. Government debt securities, value $709,350, 5.65% to 9.49%, 1/1/17 to 6/1/48).	641,700	641,700
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $320,997 (collateralized by non-U.S. Government debt securities, value $337,286, 3.73% to 5.33%, 12/1/35 to 6/1/46).	320,850	320,850
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $160,499 (collateralized by non-U.S. Government debt securities, value $168,641, 4.70% to 8.75%, 6/1/10 to 3/15/32).	160,425	160,425
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $4,493,983 (collateralized by non-U.S. Government debt securities, value $5,714,236, 1.13% to 10.07%, 1/15/09 to 10/12/49).	4,491,898	4,491,898
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $641,994 (collateralized by non-U.S. Government debt securities, value $661,704, 3.60% to 10.13%, 7/15/07 to 7/1/26).	641,700	641,700
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,209,967, (collateralized by non-U.S. Government debt securities, value $3,375,246, 4.22% to 8.32%, 1/17/14 to 12/20/54).	3,208,499	3,208,499

Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $641,994 (collateralized by non-U.S. Government debt securities, value $667,702, 0.00% to 10.00%, 4/1/07 to 3/31/37).	641,700	641,700
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $475,298 (collateralized by non-U.S. Government debt securities, value $611,312, 0.00% to 10.00%, 4/1/07 to 3/31/37)(h)	449,190	449,190
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,733,386 (collateralized by non-U.S. Government debt securities, value $1,821,214, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,732,590	1,732,590

		29,621,552

TIME DEPOSITS(d) – 0.09%
Bank of Montreal
5.25%, 04/02/07	1,300,103	1,300,103
Credit Suisse First Boston NY
5.32%, 04/03/07	3,208,499	3,208,499
Danske Bank
5.46%, 04/02/07	1,925,100	1,925,100
Deutsche Bank AG
5.25%, 04/02/07	1,123,308	1,123,308

		7,557,010

VARIABLE & FLOATING RATE NOTES(d) – 0.54%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	1,642,752	1,642,901
American Express Centurion Bank
5.41%, 07/19/07	705,870	706,113
American Express Credit Corp.
5.42%, 03/05/08	192,510	192,596
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,176	1,176
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	481,275	481,275
ASIF Global Financing
5.40%, 05/03/07(e)	64,170	64,173
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	417,105	417,105
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	930,465	930,489
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	1,636,335	1,636,355
BMW US Capital LLC
5.32%, 04/15/08(e)	641,700	641,700
BNP Paribas
5.33%, 11/19/07(e)	1,187,145	1,187,145
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	616,032	615,984
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	417,105	417,105
CC USA Inc.
5.35%, 07/30/07(e)	320,850	320,863
Commodore CDO Ltd.
5.42%, 12/12/07(e)	137,933	137,933
Credit Agricole SA
5.33%, 11/23/07	641,700	641,700

Cullinan Finance Corp.
5.36%, 04/25/07(e)	160,425	160,425
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	29,589	29,589
DEPFA Bank PLC
5.39%, 12/14/07(e)	641,700	641,700
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	737,955	737,961
Fifth Third Bancorp
5.32%, 02/22/08(e)	1,283,400	1,283,400
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	417,105	417,090
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	673,785	673,835
Granite Master Issuer PLC
5.29%, 08/20/07(e)	2,245,949	2,245,949
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	1,475,910	1,469,984
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	962,550	962,596
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	641,700	641,700
Holmes Financing PLC
5.29%, 07/16/07(e)	1,122,975	1,122,975
JP Morgan Securities Inc.
5.52%, 11/16/07	1,283,400	1,283,400
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	1,764,675	1,764,675
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	481,275	481,269
Kestrel Funding LLC
5.30%, 07/11/07(e)	256,680	256,672
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	385,020	385,020
Leafs LLC
5.32%, 01/22/08(e)	620,525	620,525
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	705,870	705,861
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	226,232	226,232
Marshall & Ilsley Bank
5.32%, 02/15/08	352,935	352,935
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	1,161,303	1,161,304
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	705,870	705,870
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	962,550	962,550
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	64,170	64,170
Mound Financing PLC
5.29%, 05/08/07(e)	603,198	603,198
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	1,026,720	1,026,712
National City Bank of Indiana
5.34%, 05/21/07	320,850	320,854
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	2,117,609	2,117,799
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	643,304	643,232
Northern Rock PLC
5.38%, 02/01/08(e)	770,040	770,053

Pricoa Global Funding I
5.31%, 02/27/08(e)	866,295	866,295
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	930,465	930,461
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	641,700	641,700
Strips III LLC
5.37%, 07/24/07(e)	126,439	126,439
SunTrust Bank
5.29%, 05/01/07	641,700	641,702
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	1,565,748	1,565,711
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	417,105	417,105
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	697,880	697,880
Wachovia Bank N.A.
5.48%, 05/22/07	1,623,501	1,623,502
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	481,275	481,368
Wells Fargo & Co.
5.33%, 11/15/07(e)	320,850	320,861
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	481,275	481,279
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	1,925,100	1,924,966
Wind Master Trust
5.31%, 07/25/07(e)	256,680	256,680

		45,850,097

TOTAL SHORT-TERM INVESTMENTS (Cost: $124,438,393)		124,438,393

TOTAL INVESTMENTS IN SECURITIES – 101.62% (Cost: $8,011,457,727)		8,634,514,621
SHORT POSITIONS(i) – (0.29)%
COMMON STOCKS – (0.29)%
Kraft Foods Inc.	(774,283)	(24,513,800)

		(24,513,800)

TOTAL SHORT POSITIONS (Proceeds: $24,548,267)		(24,513,800)
Other Assets, Less Liabilities – (1.33)%		(113,292,833)

NET ASSETS – 100.00%		$8,496,707,988

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

(i)	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.06%
Donnelley (R.H.) Corp.(a)	84,428	$5,985,101

		5,985,101

AEROSPACE & DEFENSE – 1.25%
Alliant Techsystems Inc.(b)	28,769	2,529,370
Armor Holdings Inc.(a)(b)	40,284	2,712,322
DRS Technologies Inc.	39,114	2,040,577
General Dynamics Corp.	541,829	41,395,736
Goodrich Corp.	11,403	587,026
L-3 Communications Holdings Inc.	152,960	13,379,411
Northrop Grumman Corp.	428,209	31,781,672
Raytheon Co.	312,944	16,417,042
Spirit AeroSystems Holdings Inc. Class A(b)	20,080	639,548
United Technologies Corp.	115,740	7,523,100

		119,005,804

AGRICULTURE – 2.07%
Altria Group Inc.	1,531,348	134,467,668
Archer-Daniels-Midland Co.	881,958	32,367,859
Loews Corp. - Carolina Group	126,166	9,539,411
Reynolds American Inc.	233,287	14,559,442
UST Inc.	96,892	5,617,798

		196,552,178

AIRLINES – 0.16%
AMR Corp.(b)	84,757	2,580,851
Southwest Airlines Co.	461,287	6,780,919
UAL Corp.(a)(b)	148,490	5,667,863

		15,029,633

APPAREL – 0.23%
Hanesbrands Inc.(b)	60,849	1,788,352
Jones Apparel Group Inc.	152,241	4,678,366
Liz Claiborne Inc.	140,994	6,041,593
VF Corp.	117,595	9,715,699

		22,224,010

AUTO MANUFACTURERS – 0.35%
Ford Motor Co.	289,194	2,281,741
General Motors Corp.	683,113	20,930,582
PACCAR Inc.	143,394	10,525,120

		33,737,443

AUTO PARTS & EQUIPMENT – 0.28%
Autoliv Inc.	126,896	7,247,031
BorgWarner Inc.	78,519	5,921,903
Johnson Controls Inc.	113,868	10,774,190
TRW Automotive Holdings Corp.(b)	84,299	2,935,291

		26,878,415

BANKS – 11.24%
Associated Bancorp	178,334	5,992,022
BancorpSouth Inc.	102,511	2,506,394
Bank of America Corp.	6,118,326	312,156,993
Bank of Hawaii Corp.	14,803	785,003
Bank of New York Co. Inc. (The)	968,170	39,259,293
BB&T Corp.	728,312	29,875,358
BOK Financial Corp.	29,217	1,447,118
City National Corp.	56,127	4,130,947
Colonial BancGroup Inc. (The)	208,893	5,170,102
Comerica Inc.	213,355	12,613,548
Commerce Bancshares Inc.	87,730	4,238,236
Compass Bancshares Inc.	172,814	11,889,603
Cullen/Frost Bankers Inc.	46,536	2,435,229
East West Bancorp Inc.	6,436	236,652
Fifth Third Bancorp	645,375	24,969,559
First Citizens BancShares Inc. Class A	8,113	1,630,713
First Horizon National Corp.	166,718	6,923,799
Fulton Financial Corp.	232,473	3,377,833
Huntington Bancshares Inc.	330,654	7,224,790
KeyCorp	545,058	20,423,323
M&T Bank Corp.	102,791	11,906,282
Marshall & Ilsley Corp.	341,334	15,807,178
Mellon Financial Corp.	57,849	2,495,606
National City Corp.	825,232	30,739,892
Northern Trust Corp.	15,988	961,518
PNC Financial Services Group	462,387	33,277,992
Popular Inc.	384,119	6,361,011
Regions Financial Corp.	974,226	34,458,374
Sky Financial Group Inc.	144,290	3,875,629
South Financial Group Inc. (The)	102,284	2,528,460
State Street Corp.	28,165	1,823,684
SunTrust Banks Inc.	490,344	40,718,166
Synovus Financial Corp.	203,047	6,566,540
TCF Financial Corp.	110,773	2,919,976
TD Banknorth Inc.	135,857	4,369,161
U.S. Bancorp	2,385,810	83,431,776
UnionBanCal Corp.	67,979	4,311,228
Valley National Bancorp	158,085	3,991,646
Wachovia Corp.	2,320,546	127,746,057
Webster Financial Corp.	71,305	3,423,353
Wells Fargo & Co.	3,826,571	131,748,840
Whitney Holding Corp.	87,585	2,678,349
Wilmington Trust Corp.	91,434	3,855,772
Zions Bancorporation	142,402	12,035,817

		1,069,318,822

BEVERAGES – 0.92%
Anheuser-Busch Companies Inc.	371,266	18,734,082
Coca-Cola Co. (The)	920,459	44,182,032
Coca-Cola Enterprises Inc.	436,188	8,832,807
Constellation Brands Inc. Class A(b)	220,613	4,672,583
Molson Coors Brewing Co. Class B	65,874	6,232,998
Pepsi Bottling Group Inc.	89,442	2,852,305
PepsiAmericas Inc.	82,975	1,852,002

		87,358,809

BIOTECHNOLOGY – 0.19%
Biogen Idec Inc.(b)	234,825	10,421,533
Charles River Laboratories International Inc.(b)	64,447	2,981,318
Invitrogen Corp.(b)	41,445	2,637,974
Millennium Pharmaceuticals Inc.(b)	207,729	2,359,801

		18,400,626

BUILDING MATERIALS – 0.12%
Lennox International Inc.	76,838	2,743,117
Masco Corp.	210,928	5,779,427
USG Corp.(b)	62,792	2,931,131

		11,453,675

CHEMICALS – 1.93%
Air Products & Chemicals Inc.	267,526	19,786,223
Airgas Inc.	5,426	228,706
Albemarle Corp.	105,072	4,343,676
Ashland Inc.	78,993	5,181,941
Cabot Corp.	50,373	2,404,303
Celanese Corp. Class A	47,434	1,462,865
Chemtura Corp.	352,555	3,853,426
Cytec Industries Inc.	55,812	3,138,867
Dow Chemical Co. (The)	1,298,528	59,550,494
Du Pont (E.I.) de Nemours and Co.	247,808	12,249,149
Eastman Chemical Co.	110,208	6,979,473
FMC Corp.	53,387	4,026,981
Huntsman Corp.	46,899	895,302
International Flavors & Fragrances Inc.	39,376	1,859,335
Lubrizol Corp.	92,107	4,746,274
Lyondell Chemical Co.	292,793	8,775,006
Mosaic Co. (The)(b)	200,080	5,334,133
PPG Industries Inc.	193,419	13,599,290
Rohm & Haas Co.	184,973	9,566,804
RPM International Inc.	160,049	3,697,132
Sherwin-Williams Co. (The)	54,724	3,613,973
Sigma-Aldrich Corp.	100,733	4,182,434
Valspar Corp. (The)	137,204	3,818,387
Westlake Chemical Corp.	18,117	491,877

		183,786,051

COMMERCIAL SERVICES – 0.54%
ADESA Inc.	121,449	3,355,636
Avis Budget Group Inc.(b)	115,939	3,167,454
Convergys Corp.(b)	178,400	4,533,144
Corrections Corp. of America(b)	25,675	1,355,897
Donnelley (R.R.) & Sons Co.	292,220	10,692,330
Equifax Inc.	16,060	585,387
Hertz Global Holdings Inc.(b)	38,847	920,674
Hewitt Associates Inc. Class A(b)	135,404	3,957,859
Laureate Education Inc.(b)	9,130	538,396
Manpower Inc.	16,876	1,244,943
McKesson Corp.	124,278	7,275,234
Quanta Services Inc.(b)	80,232	2,023,451
Service Corp. International	398,737	4,729,021
ServiceMaster Co. (The)	274,090	4,218,245
United Rentals Inc.(b)	94,737	2,605,267

		51,202,938

COMPUTERS – 1.64%
Affiliated Computer Services Inc. Class A(b)	79,405	4,675,366
Cadence Design Systems Inc.(b)	55,879	1,176,812
Ceridian Corp.(b)	18,189	633,705
Computer Sciences Corp.(b)	232,126	12,100,728
Diebold Inc.	17,893	853,675
Electronic Data Systems Corp.	307,330	8,506,894
EMC Corp.(b)	359,753	4,982,579
Hewlett-Packard Co.	1,481,605	59,471,625

International Business Machines Corp.	183,706	17,316,128
Lexmark International Inc. Class A(a)(b)	31,102	1,818,223
NCR Corp.(b)	189,753	9,064,501
Riverbed Technology Inc.(a)(b)	5,523	152,656
Sun Microsystems Inc.(b)	4,330,639	26,027,140
Synopsys Inc.(b)	176,318	4,624,821
Unisys Corp.(b)	498,912	4,205,828

		155,610,681

COSMETICS & PERSONAL CARE – 2.40%
Alberto-Culver Co.	82,184	1,880,370
Bare Escentuals Inc.(b)	7,587	272,146
Colgate-Palmolive Co.	71,329	4,764,064
Procter & Gamble Co.	3,501,075	221,127,897

		228,044,477

DISTRIBUTION & WHOLESALE – 0.21%
Genuine Parts Co.	233,422	11,437,678
Grainger (W.W.) Inc.	25,854	1,996,963
Ingram Micro Inc. Class A(b)	187,840	3,627,190
Tech Data Corp.(b)	75,198	2,692,840

		19,754,671

DIVERSIFIED FINANCIAL SERVICES – 11.41%
AmeriCredit Corp.(b)	119,564	2,733,233
Ameriprise Financial Inc.	287,373	16,420,493
Bear Stearns Companies Inc. (The)	163,016	24,509,456
Capital One Financial Corp.	480,355	36,247,588
CIT Group Inc.	278,036	14,713,665
Citigroup Inc.	6,680,172	342,960,030
Countrywide Financial Corp.	819,295	27,561,084
E*TRADE Financial Corp.(b)	46,174	979,812
Edwards (A.G.) Inc.	98,798	6,834,846
Federal Home Loan Mortgage Corp.	471,437	28,045,787
Federal National Mortgage Association	1,311,557	71,584,781
Goldman Sachs Group Inc. (The)	125,641	25,961,200
IndyMac Bancorp Inc.(a)	75,693	2,425,961
Janus Capital Group Inc.	135,707	2,837,633
Jefferies Group Inc.	159,619	4,620,970
JPMorgan Chase & Co.	4,676,441	226,246,216
Legg Mason Inc.	75,959	7,156,097
Lehman Brothers Holdings Inc.	630,081	44,149,776
Merrill Lynch & Co. Inc.	1,020,064	83,308,627
Morgan Stanley	1,282,681	101,023,956
NYMEX Holdings Inc.(b)	4,937	670,247
NYSE Group Inc.(a)(b)	103,745	9,726,094
Raymond James Financial Inc.	117,588	3,499,419
Student Loan Corp. (The)	6,876	1,278,386

		1,085,495,357

ELECTRIC – 5.96%
Alliant Energy Corp.	159,053	7,128,755
Ameren Corp.	277,524	13,959,457
American Electric Power Co. Inc.	532,418	25,955,377
CenterPoint Energy Inc.	421,258	7,557,369
CMS Energy Corp.	319,195	5,681,671
Consolidated Edison Inc.	332,151	16,959,630
Constellation Energy Group Inc.	209,150	18,185,592
Dominion Resources Inc.	469,792	41,703,436
DPL Inc.	126,869	3,944,357
DTE Energy Co.	240,325	11,511,567
Duke Energy Corp.	1,667,331	33,830,146
Dynegy Inc. Class A(b)	567,779	5,257,634

Edison International	434,323	21,338,289
Energy East Corp.	199,631	4,863,011
Entergy Corp.	279,596	29,335,212
Exelon Corp.	138,542	9,519,221
FirstEnergy Corp.	442,314	29,298,879
FPL Group Inc.	538,233	32,923,713
Great Plains Energy Inc.	107,331	3,482,891
Hawaiian Electric Industries Inc.(a)	109,888	2,855,989
Integrys Energy Group Inc.	96,893	5,378,530
MDU Resources Group Inc.	231,528	6,654,115
Mirant Corp.(b)	364,850	14,761,831
Northeast Utilities	207,223	6,790,698
NRG Energy Inc.(b)	120,559	8,685,070
NSTAR	139,411	4,896,114
OGE Energy Corp.	121,924	4,730,651
Pepco Holdings Inc.	257,579	7,474,943
PG&E Corp.	469,217	22,649,105
Pinnacle West Capital Corp.	133,744	6,453,148
PPL Corp.	510,009	20,859,368
Progress Energy Inc.	341,878	17,244,326
Public Service Enterprise Group Inc.	339,568	28,197,727
Puget Energy Inc.	156,587	4,021,154
Reliant Energy Inc.(b)	431,920	8,776,614
SCANA Corp.	155,685	6,720,921
Sierra Pacific Resources Corp.(b)	297,645	5,173,070
Southern Co. (The)	994,487	36,447,949
TECO Energy Inc.	293,551	5,052,013
Wisconsin Energy Corp.	158,248	7,678,193
Xcel Energy Inc.	548,060	13,531,601

		567,469,337

ELECTRICAL COMPONENTS & EQUIPMENT – 0.07%
Emerson Electric Co.	68,568	2,954,595
Energizer Holdings Inc.(b)	15,340	1,308,962
Hubbell Inc. Class B	56,344	2,718,035

		6,981,592

ELECTRONICS – 0.36%
Applera Corp. - Applied Biosystems Group	44,751	1,323,287
Arrow Electronics Inc.(b)	132,904	5,017,126
Avnet Inc.(b)	90,155	3,258,202
AVX Corp.	36,963	561,838
Gentex Corp.	57,308	931,255
PerkinElmer Inc.	82,156	1,989,818
Sanmina-SCI Corp.(b)	562,453	2,036,080
Solectron Corp.(b)	796,488	2,508,937
Tektronix Inc.	31,911	898,614
Thermo Fisher Scientific Inc.(b)	290,857	13,597,565
Vishay Intertechnology Inc.(b)	178,820	2,499,904

		34,622,626

ENGINEERING & CONSTRUCTION – 0.07%
KBR Inc.(b)	20,327	413,654
Shaw Group Inc. (The)(b)	108,619	3,396,516
URS Corp.(b)	64,845	2,761,749

		6,571,919

ENTERTAINMENT – 0.04%
DreamWorks Animation SKG Inc. Class A(b)	20,135	615,728
International Speedway Corp. Class A	45,581	2,356,538
Warner Music Group Corp.	62,356	1,063,793

		4,036,059

ENVIRONMENTAL CONTROL – 0.07%
Allied Waste Industries Inc.(b)	317,474	3,996,998
Republic Services Inc.	6,118	170,203
Waste Management Inc.	80,649	2,775,132

		6,942,333

FOOD – 2.08%
Campbell Soup Co.	123,661	4,816,596
ConAgra Foods Inc.	700,458	17,448,409
Corn Products International Inc.	100,213	3,566,581
Dean Foods Co.(b)	179,382	8,384,315
Del Monte Foods Co.	270,239	3,102,344
General Mills Inc.	422,419	24,593,234
Heinz (H.J.) Co.	194,421	9,161,118
Hershey Co. (The)	28,788	1,573,552
Hormel Foods Corp.	89,970	3,345,984
Kellogg Co.	81,550	4,194,116
Kraft Foods Inc.(a)	1,169,348	37,021,558
Kroger Co.	854,797	24,148,015
McCormick & Co. Inc. NVS	32,228	1,241,423
Safeway Inc.	608,332	22,289,284
Sara Lee Corp.	487,318	8,245,421
Smithfield Foods Inc.(b)	133,323	3,993,024
Smucker (J.M.) Co. (The)	78,610	4,191,485
SUPERVALU Inc.	276,146	10,789,024
Tyson Foods Inc. Class A	300,482	5,832,356

		197,937,839

FOREST PRODUCTS & PAPER – 0.91%
Domtar Corp.(b)	352,273	3,279,662
International Paper Co.	619,196	22,538,734
Louisiana-Pacific Corp.	171,489	3,440,069
MeadWestvaco Corp.	245,068	7,557,897
Plum Creek Timber Co. Inc.	248,785	9,807,105
Rayonier Inc.	87,863	3,778,109
Smurfit-Stone Container Corp.(b)	413,388	4,654,749
Temple-Inland Inc.	149,435	8,927,247
Weyerhaeuser Co.	307,013	22,946,152

		86,929,724

GAS – 0.65%
AGL Resources Inc.	93,819	4,007,948
Atmos Energy Corp.	117,939	3,689,132
Energen Corp.	87,355	4,445,496
KeySpan Corp.	236,561	9,734,485
NiSource Inc.	368,734	9,011,859
Sempra Energy	337,874	20,613,693
Southern Union Co.	143,464	4,359,871
UGI Corp.	124,508	3,325,609
Vectren Corp.	102,316	2,926,238

		62,114,331

HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp.	7,366	601,213
Kennametal Inc.	52,623	3,557,841
Snap-On Inc.	68,656	3,302,354
Stanley Works (The)	32,813	1,816,528

		9,277,936

HEALTH CARE - PRODUCTS – 0.37%
Bausch & Lomb Inc.	62,359	3,190,286
Beckman Coulter Inc.	6,825	436,049
Cooper Companies Inc.	29,585	1,438,423

Hillenbrand Industries Inc.	47,664	2,829,812
Johnson & Johnson	445,855	26,867,222

		34,761,792

HEALTH CARE - SERVICES – 0.71%
Aetna Inc.	354,124	15,507,090
Community Health Systems Inc.(b)	51,576	1,818,054
Health Net Inc.(b)	11,979	644,590
LifePoint Hospitals Inc.(b)	50,398	1,926,212
Tenet Healthcare Corp.(b)	367,573	2,363,494
Triad Hospitals Inc.(b)	100,054	5,227,821
Universal Health Services Inc. Class B	47,276	2,707,024
WellPoint Inc.(b)	465,286	37,734,695

		67,928,980

HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.	220,117	6,475,842

		6,475,842
HOME BUILDERS – 0.30%
Beazer Homes USA Inc.	39,998	1,161,142
Centex Corp.	98,074	4,097,532
Horton (D.R.) Inc.	198,052	4,357,144
KB Home	55,164	2,353,848
Lennar Corp. Class A	111,509	4,706,795
M.D.C. Holdings Inc.	27,204	1,307,696
Pulte Homes Inc.	150,109	3,971,884
Ryland Group Inc.	36,739	1,550,018
Standard-Pacific Corp.	63,044	1,315,728
Toll Brothers Inc.(b)	140,574	3,848,916

		28,670,703

HOME FURNISHINGS – 0.09%
Whirlpool Corp.	98,460	8,360,239

		8,360,239

HOUSEHOLD PRODUCTS & WARES – 0.45%
Clorox Co. (The)	203,915	12,987,346
Fortune Brands Inc.	130,289	10,269,379
Jarden Corp.(b)	35,467	1,358,386
Kimberly-Clark Corp.	252,287	17,279,137
Scotts Miracle-Gro Co. (The) Class A	15,652	689,158

		42,583,406

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	143,586	4,464,089

		4,464,089

INSURANCE – 7.98%
Alleghany Corp.(b)	6,117	2,285,288
Allstate Corp. (The)	842,234	50,584,574
Ambac Financial Group Inc.	127,185	10,987,512
American Financial Group Inc.	106,239	3,616,376
American International Group Inc.	2,578,457	173,323,880
American National Insurance Co.	19,176	2,453,186
Aon Corp.	413,319	15,689,589
Assurant Inc.	168,033	9,011,610
Berkley (W.R.) Corp.	97,895	3,242,282
Chubb Corp.	552,023	28,523,028
CIGNA Corp.	131,681	18,785,611
Cincinnati Financial Corp.	210,641	8,931,178
CNA Financial Corp.(b)	35,189	1,516,294
Conseco Inc.(b)	239,609	4,145,236

Erie Indemnity Co. Class A	66,025	3,484,139
Fidelity National Financial Inc.	278,534	6,687,601
First American Corp.	115,887	5,877,789
Gallagher (Arthur J.) & Co.(a)	92,438	2,618,769
Genworth Financial Inc. Class A	616,331	21,534,605
Hanover Insurance Group Inc. (The)	47,640	2,197,157
Hartford Financial Services Group Inc. (The)	409,705	39,159,604
HCC Insurance Holdings Inc.	65,128	2,005,942
Lincoln National Corp.	376,156	25,499,615
Loews Corp.	599,167	27,220,157
Markel Corp.(b)	10,659	5,167,803
Marsh & McLennan Companies Inc.	745,642	21,839,854
MBIA Inc.	182,110	11,926,384
Mercury General Corp.	34,851	1,848,497
MetLife Inc.	625,551	39,503,546
MGIC Investment Corp.(a)	111,921	6,594,385
Nationwide Financial Services Inc.	66,058	3,557,884
Old Republic International Corp.	291,696	6,452,316
Philadelphia Consolidated Holding Corp.(b)	8,399	369,472
PMI Group Inc. (The)	116,336	5,260,714
Principal Financial Group Inc.	346,865	20,766,808
Progressive Corp. (The)	770,677	16,816,172
Protective Life Corp.	94,202	4,148,656
Prudential Financial Inc.	570,012	51,449,283
Radian Group Inc.	110,408	6,059,191
Reinsurance Group of America Inc.	39,184	2,261,700
SAFECO Corp.	142,566	9,470,659
StanCorp Financial Group Inc.	74,009	3,639,023
Torchmark Corp.	135,301	8,874,393
Transatlantic Holdings Inc.	22,839	1,487,276
Travelers Companies Inc. (The)	932,116	48,255,645
Unitrin Inc.	64,292	3,026,224
Unum Group	471,447	10,857,424
Wesco Financial Corp.	1,803	829,380

		759,843,711

INTERNET – 0.31%
Expedia Inc.(a)(b)	246,829	5,721,496
IAC/InterActiveCorp(b)	144,911	5,464,594
Liberty Media Holding Corp. - Liberty Interactive Group Series A(b)	207,887	4,951,868
McAfee Inc.(b)	15,093	438,904
Symantec Corp.(b)	718,885	12,436,710
VeriSign Inc.(b)	24,407	613,104

		29,626,676

INVESTMENT COMPANIES – 0.15%
Allied Capital Corp.(a)	188,840	5,440,480
American Capital Strategies Ltd.	197,480	8,750,339

		14,190,819

IRON & STEEL – 0.56%
Carpenter Technology Corp.	2,221	268,208
Nucor Corp.	418,741	27,272,601
Reliance Steel & Aluminum Co.	87,059	4,213,656
Steel Dynamics Inc.	120,590	5,209,488
United States Steel Corp.	166,321	16,494,054

		53,458,007

LEISURE TIME – 0.10%
Brunswick Corp.(a)	103,740	3,304,119
Sabre Holdings Corp.	179,318	5,872,664

		9,176,783

LODGING – 0.17%
Harrah’s Entertainment Inc.	65,779	5,555,037
Starwood Hotels & Resorts Worldwide Inc.	49,055	3,181,217
Wyndham Worldwide Corp.(b)	228,596	7,806,553

		16,542,807

MACHINERY – 0.52%
AGCO Corp.(b)	113,823	4,208,036
Cummins Inc.	13,020	1,884,254
Deere & Co.	317,071	34,446,593
Flowserve Corp.	64,925	3,713,061
Terex Corp.(b)	70,609	5,066,902

		49,318,846

MANUFACTURING – 3.66%
Brink’s Co. (The)	14,667	930,621
Carlisle Companies Inc.	9,290	398,820
Crane Co.	71,326	2,882,997
Dover Corp.	27,795	1,356,674
Eastman Kodak Co.	410,684	9,265,031
Eaton Corp.	202,979	16,960,925
General Electric Co.	7,197,682	254,510,036
Honeywell International Inc.	612,147	28,195,491
ITT Industries Inc.	83,056	5,009,938
Leggett & Platt Inc.	109,958	2,492,748
Pall Corp.	138,200	5,251,600
Parker Hannifin Corp.	92,106	7,949,669
Pentair Inc.	85,054	2,650,283
SPX Corp.	80,796	5,671,879
Teleflex Inc.	54,230	3,691,436
Textron Inc.	11,995	1,077,151
Trinity Industries Inc.	6,277	263,132

		348,558,431

MEDIA – 3.86%
Cablevision Systems Corp.	145,053	4,413,963
CBS Corp. Class B	916,738	28,043,016
Clear Channel Communications Inc.	680,219	23,834,874
Comcast Corp. Class A(b)	1,955,296	50,739,931
CTC Media Inc.(b)	12,909	331,503
Discovery Holding Co. Class A(b)	279,625	5,349,226
Gannett Co. Inc.	318,596	17,933,769
Hearst-Argyle Television Inc.	36,180	983,734
Idearc Inc.	185,800	6,521,580
Liberty Global Inc. Class A(b)	360,853	11,882,889
Liberty Media Holding Corp. - Liberty Capital Group Series A(b)	193,037	21,347,962
McClatchy Co. (The) Class A	67,905	2,146,477
New York Times Co. Class A(a)	177,998	4,184,733
News Corp. Class A	1,002,037	23,167,095
Time Warner Inc.	4,742,360	93,519,339
Tribune Co.	246,413	7,912,321
Walt Disney Co. (The)	1,773,050	61,046,111
Washington Post Co. (The) Class B	5,359	4,091,597

		367,450,120

METAL FABRICATE & HARDWARE – 0.09%
Commercial Metals Co.	157,580	4,940,133
Timken Co. (The)	105,155	3,187,248

		8,127,381

MINING – 0.47%
Alcoa Inc.	709,141	24,039,880
Freeport-McMoRan Copper & Gold Inc.	298,216	19,738,917
Newmont Mining Corp.	30,576	1,283,886

		45,062,683

OFFICE & BUSINESS EQUIPMENT – 0.28%
Pitney Bowes Inc.	110,671	5,023,357
Xerox Corp.(b)	1,298,554	21,932,577

		26,955,934

OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	28,927	575,358

		575,358

OIL & GAS – 13.65%
Anadarko Petroleum Corp.	619,745	26,636,640
Apache Corp.	443,164	31,331,695
Cabot Oil & Gas Corp.	65,772	4,427,771
Chesapeake Energy Corp.	560,806	17,317,689
Chevron Corp.	2,974,605	220,001,786
Cimarex Energy Co.	111,396	4,123,880
ConocoPhillips	2,218,864	151,659,354
Devon Energy Corp.	594,753	41,168,803
EOG Resources Inc.	180,015	12,842,270
Exxon Mobil Corp.	7,257,746	547,596,936
Forest Oil Corp.(a)(b)	73,921	2,466,744
Frontier Oil Corp.	70,400	2,297,856
Hess Corp.	327,010	18,139,245
Marathon Oil Corp.	462,973	45,755,622
Murphy Oil Corp.	252,259	13,470,631
Newfield Exploration Co.(b)	173,990	7,257,123
Noble Energy Inc.	239,411	14,280,866
Occidental Petroleum Corp.	1,145,508	56,484,999
Pioneer Natural Resources Co.	168,813	7,277,528
Pogo Producing Co.	84,753	4,076,619
Pride International Inc.(b)	40,981	1,233,528
Rowan Companies Inc.	9,909	321,745
Sunoco Inc.	82,765	5,829,967
Tesoro Corp.	92,721	9,311,970
Valero Energy Corp.	829,406	53,488,393

		1,298,799,660

OIL & GAS SERVICES – 0.07%
National Oilwell Varco Inc.(b)	15,531	1,208,156
SEACOR Holdings Inc.(b)	30,579	3,008,974
Tidewater Inc.	33,883	1,984,866

		6,201,996
PACKAGING & CONTAINERS – 0.14%
Bemis Co. Inc.	129,315	4,317,828
Sealed Air Corp.	129,497	4,092,105
Sonoco Products Co.	118,891	4,467,924

		12,877,857

PHARMACEUTICALS – 5.15%
Abbott Laboratories	407,819	22,756,300
AmerisourceBergen Corp.	212,408	11,204,522
Bristol-Myers Squibb Co.	1,435,450	39,848,092
King Pharmaceuticals Inc.(b)	327,166	6,435,355
Lilly (Eli) & Co.	322,862	17,340,918
Medco Health Solutions Inc.(b)	156,736	11,368,062
Merck & Co. Inc.	2,034,700	89,872,699
Omnicare Inc.	87,034	3,461,342

Pfizer Inc.	9,839,481	248,545,290
Watson Pharmaceuticals Inc.(b)	137,727	3,640,125
Wyeth	705,723	35,307,322

		489,780,027

PIPELINES – 0.44%
El Paso Corp.	82,401	1,192,342
Equitable Resources Inc.	17,605	850,674
National Fuel Gas Co.	113,079	4,891,798
ONEOK Inc.	141,534	6,369,030
Questar Corp.	13,163	1,174,271
Spectra Energy Corp.	835,332	21,944,172
Williams Companies Inc. (The)	196,111	5,581,319

		42,003,606

REAL ESTATE – 0.08%
Realogy Corp.(b)	252,572	7,478,657

		7,478,657

REAL ESTATE INVESTMENT TRUSTS – 3.14%
AMB Property Corp.	119,079	7,000,654
Annaly Capital Management Inc.	269,717	4,175,219
Apartment Investment & Management Co. Class A	143,238	8,263,400
Archstone-Smith Trust	288,849	15,678,724
AvalonBay Communities Inc.	106,323	13,821,990
Boston Properties Inc.	154,277	18,112,120
Brandywine Realty Trust	125,005	4,176,417
BRE Properties Inc. Class A	69,149	4,366,759
Camden Property Trust	76,158	5,354,669
CapitalSource Inc.	43,541	1,094,185
CBL & Associates Properties Inc.	86,603	3,883,279
Colonial Properties Trust	61,414	2,804,777
Developers Diversified Realty Corp.	93,806	5,900,397
Douglas Emmett Inc.	80,036	2,043,319
Duke Realty Corp.	182,440	7,930,667
Equity Residential	393,613	18,983,955
Essex Property Trust Inc.	16,949	2,194,557
Federal Realty Investment Trust	34,225	3,101,470
General Growth Properties Inc.	111,936	7,227,708
Health Care Property Investors Inc.	267,632	9,642,781
Health Care REIT Inc.	96,259	4,225,770
Hospitality Properties Trust	125,403	5,868,860
Host Hotels & Resorts Inc.	691,258	18,186,998
HRPT Properties Trust	283,257	3,484,061
iStar Financial Inc.	159,513	7,469,994
Kimco Realty Corp.	295,135	14,384,880
Liberty Property Trust	120,356	5,863,744
Mack-Cali Realty Corp.	91,286	4,347,952
New Plan Excel Realty Trust Inc.	140,937	4,655,149
ProLogis	331,093	21,497,868
Public Storage Inc.	61,451	5,817,566
Regency Centers Corp.	92,767	7,750,683
Simon Property Group Inc.	132,846	14,779,118
SL Green Realty Corp.	11,736	1,609,944
Taubman Centers Inc.	32,785	1,901,202
Thornburg Mortgage Inc.(a)	150,974	3,925,324
Ventas Inc.	56,732	2,390,119
Vornado Realty Trust	176,791	21,098,238
Weingarten Realty Investors	81,476	3,874,999

		298,889,516

RETAIL – 2.16%
AnnTaylor Stores Corp.(b)	7,160	277,665
AutoNation Inc.(b)	208,937	4,437,822
Barnes & Noble Inc.	53,771	2,121,266
BJ’s Wholesale Club Inc.(b)	91,480	3,094,768
Circuit City Stores Inc.	26,085	483,355
Costco Wholesale Corp.	203,051	10,932,266
CVS/Caremark Corp.	182,418	6,227,748
Dillard’s Inc. Class A	84,122	2,753,313
Dollar General Corp.	28,016	592,538
Dollar Tree Stores Inc.(b)	125,340	4,793,002
Family Dollar Stores Inc.	96,988	2,872,785
Federated Department Stores Inc.	683,127	30,774,871
Foot Locker Inc.	185,840	4,376,532
Gap Inc. (The)	325,698	5,605,263
Home Depot Inc.	214,536	7,882,053
McDonald’s Corp.	1,632,665	73,551,558
OfficeMax Inc.	96,060	5,066,204
OSI Restaurant Partners Inc.	41,728	1,648,256
RadioShack Corp.	43,266	1,169,480
Rite Aid Corp.(b)	713,203	4,115,181
Saks Inc.	183,714	3,828,600
Sally Beauty Co. Inc.(b)	82,184	755,271
Sears Holdings Corp.(b)	114,361	20,603,278
Tiffany & Co.	73,843	3,358,380
United Auto Group Inc.	65,758	1,334,887
Wendy’s International Inc.	90,020	2,817,626

		205,473,968

SAVINGS & LOANS – 0.86%
Astoria Financial Corp.	123,395	3,281,073
Capitol Federal Financial	31,643	1,196,422
Hudson City Bancorp Inc.	396,757	5,427,636
New York Community Bancorp Inc.(a)	399,033	7,018,990
Sovereign Bancorp Inc.	530,268	13,490,018
Washington Federal Inc.	117,118	2,747,588
Washington Mutual Inc.	1,194,430	48,231,083

		81,392,810

SEMICONDUCTORS – 0.30%
Atmel Corp.(b)	580,617	2,920,504
Cree Inc.(a)(b)	21,626	355,964
Cypress Semiconductor Corp.(b)	20,070	372,299
Fairchild Semiconductor International Inc. Class A(b)	79,954	1,336,831
Integrated Device Technology Inc.(b)	150,267	2,317,117
International Rectifier Corp.(b)	41,271	1,576,965
Intersil Corp. Class A	105,370	2,791,251
KLA-Tencor Corp.	50,634	2,699,805
LSI Logic Corp.(b)	150,373	1,569,894
Micron Technology Inc.(b)	550,199	6,646,404
Novellus Systems Inc.(b)	101,715	3,256,914
Rambus Inc.(b)	14,117	299,986
Spansion Inc. Class A(b)	118,106	1,439,712
Teradyne Inc.(b)	60,257	996,651

		28,580,297

SOFTWARE – 0.35%
CA Inc.	473,662	12,272,582
Compuware Corp.(b)	452,117	4,290,590
Fair Isaac Corp.	16,676	645,028
Fidelity National Information Services Inc.	227,304	10,333,240
IMS Health Inc.	75,711	2,245,588
Novell Inc.(b)	482,944	3,486,856

		33,273,884

TELECOMMUNICATIONS – 7.08%
ADC Telecommunications Inc.(b)	36,386	609,102
Alltel Corp.	483,150	29,955,300
AT&T Inc.	8,434,222	332,561,374
Avaya Inc.(b)	578,608	6,833,360
CenturyTel Inc.	156,612	7,077,296
Ciena Corp.(b)	104,912	2,932,290
Citizens Communications Co.	258,254	3,860,897
Crown Castle International Corp.(b)	31,589	1,014,955
Embarq Corp.	194,118	10,938,550
Juniper Networks Inc.(b)	353,714	6,961,092
Leap Wireless International Inc.(b)	43,744	2,886,229
Level 3 Communications Inc.(b)	216,317	1,319,534
Motorola Inc.	705,966	12,474,419
Qwest Communications International Inc.(a)(b)	2,148,094	19,311,365
Sprint Nextel Corp.	2,992,449	56,736,833
TeleCorp PCS Inc. Escrow(c)	4,031	0
Telephone & Data Systems Inc.	67,918	4,049,271
Tellabs Inc.(b)	641,809	6,353,909
United States Cellular Corp.(b)	8,829	648,490
Verizon Communications Inc.	3,909,561	148,250,553
Virgin Media Inc.(a)	403,603	10,190,976
Windstream Corp.	585,681	8,603,654

		673,569,449

TEXTILES – 0.05%
Mohawk Industries Inc.(a)(b)	63,288	5,192,780

		5,192,780

TOYS, GAMES & HOBBIES – 0.21%
Hasbro Inc.	214,086	6,127,141
Mattel Inc.	516,386	14,236,762

		20,363,903

TRANSPORTATION – 0.68%
Alexander & Baldwin Inc.	54,828	2,765,524
CSX Corp.	306,163	12,261,828
Kansas City Southern Industries Inc.(a)(b)	64,745	2,303,627
Laidlaw International Inc.	110,534	3,824,476
Norfolk Southern Corp.	245,492	12,421,895
Overseas Shipholding Group Inc.	38,771	2,427,065
Ryder System Inc.	82,207	4,056,093
Swift Transportation Co. Inc.(b)	38,422	1,197,230
Union Pacific Corp.	197,745	20,081,003
YRC Worldwide Inc.(a)(b)	77,730	3,126,301

		64,465,042

TRUCKING & LEASING – 0.01%
GATX Corp.	28,807	1,376,975

		1,376,975

WATER – 0.02%
Aqua America Inc.(a)	69,884	1,568,896

		1,568,896

TOTAL COMMON STOCKS (Cost: $8,257,418,174)		9,506,144,317

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.97%

CERTIFICATES OF DEPOSIT(d) – 0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$934,924	934,924
Deutsche Bank AG
5.35%, 08/08/07	1,168,655	1,168,655

		2,103,579

COMMERCIAL PAPER(d) – 0.17%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	444,608	443,668
BNP Paribas Finance Inc.
5.12%, 06/06/07	163,612	162,101
Bryant Park Funding LLC
5.28%, 04/23/07(e)	701,193	699,033
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	350,596	349,711
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	701,193	699,647
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	1,948,395	1,939,498
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	1,128,654	1,128,402
Five Finance Inc.
5.22%, 04/20/07(e)	215,032	214,471
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	818,058	807,762
Giro Funding Corp.
5.29%, 04/23/07(e)	467,462	466,019
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	911,551	904,408
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	233,731	230,401
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	701,193	698,820
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	350,596	349,463
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	590,629	583,301
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	1,054,575	1,049,480
Nationwide Building Society
5.21%, 04/13/07(e)	444,089	443,382
Nestle Capital Corp.
5.19%, 08/09/07	280,477	275,261
Park Granada LLC
5.50%, 04/02/07(e)	985,526	985,527
Park Sienna LLC
5.50%, 04/02/07(e)	93,492	93,492
Sedna Finance Inc.
5.22%, 04/17/07(e)	266,453	265,874
Simba Funding Corp.
5.20%, 07/23/07(e)	467,462	459,899
Societe Generale
5.18%, 05/16/07	1,168,655	1,161,256
Tulip Funding Corp.
5.30%, 04/26/07(e)	631,728	629,496
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	761,645	761,645

Westpac Banking Corp.
5.20%, 07/12/07(e)	420,716	414,578
Zela Finance Inc.
5.20%, 07/16/07(e)	280,477	276,223

		16,492,818

MEDIUM-TERM NOTES(d) – 0.01%
Bank of America N.A.
5.28%, 04/20/07	116,865	116,865
Cullinan Finance Corp.
5.71%, 06/28/07(e)	350,596	350,596
K2 USA LLC
5.39%, 06/04/07(e)	350,596	350,596
Sigma Finance Inc.
5.51%, 06/18/07(e)	383,319	383,319

		1,201,376

MONEY MARKET FUNDS – 0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	12,253,577	12,253,577

		12,253,577

REPURCHASE AGREEMENTS(d) – 0.23%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,374,967 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,468,647, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,374,338	1,374,338
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $935,352 (collateralized by non-U.S. Government debt securities, value $964,027, 6.00% to 7.40%, 5/15/11 to 11/15/25).	934,924	934,924
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $888,575 (collateralized by U.S. Government obligations, value $906,935, 5.50%, 12/1/34).	888,177	888,177
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $701,514 (collateralized by non-U.S. Government debt securities, value $723,898, 1.00% to 10.00%, 10/17/18 to 11/25/52).	701,193	701,193
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,169,189 (collateralized by non-U.S. Government debt securities, value $1,276,636, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,168,655	1,168,655
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,767 (collateralized by non-U.S. Government debt securities, value $49,101, 4.50% to 7.84%, 12/1/07 to 7/15/21).	46,746	46,746
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,039,892 (collateralized by non-U.S. Government debt securities, value $3,235,134, 0.00% to 6.01%, 5/27/33 to 3/15/37).	3,038,502	3,038,502

Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $514,446 (collateralized by non-U.S. Government debt securities, value $547,487, 0.00% to 6.01%, 5/27/33 to 3/15/37).	514,208	514,208
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $280,608 (collateralized by non-U.S. Government debt securities, value $298,630, 0.00% to 6.01%, 5/27/33 to 3/15/37).	280,477	280,477
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,636,863 (collateralized by non-U.S. Government debt securities, value $1,719,806, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,636,116	1,636,116
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,108,892 (collateralized by non-U.S. Government debt securities, value $1,151,041, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,108,385	1,108,385
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $935,352 (collateralized by non-U.S. Government debt securities, value $982,746, 0.00% to 8.85%, 8/15/09 to 10/15/49).	934,924	934,924
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $467,680 (collateralized by non-U.S. Government debt securities, value $516,743, 5.65% to 9.49%, 1/1/17 to 6/1/48).	467,462	467,462
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $233,838 (collateralized by non-U.S. Government debt securities, value $245,704, 3.73% to 5.33%, 12/1/35 to 6/1/46).	233,731	233,731
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $116,919 (collateralized by non-U.S. Government debt securities, value $122,851, 4.70% to 8.75%, 6/1/10 to 3/15/32).	116,865	116,865
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $3,273,751 (collateralized by non-U.S. Government debt securities, value $4,162,674, 1.13% to 10.07%, 1/15/09 to 10/12/49).	3,272,232	3,272,232
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $467,676 (collateralized by non-U.S. Government debt securities, value $482,035, 3.60% to 10.13%, 7/15/07 to 7/1/26).	467,462	467,462
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,338,378 (collateralized by non-U.S. Government debt securities, value $2,458,780, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,337,309	2,337,309
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $467,676 (collateralized by non-U.S. Government debt securities, value $486,404, 0.00% to 10.00%, 4/1/07 to 3/31/37).	467,462	467,462
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $346,240 (collateralized by non-U.S. Government debt securities, value $445,325, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	327,223	327,223

Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,262,727 (collateralized by non-U.S. Government debt securities, value $1,326,708, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,262,147	1,262,147

		21,578,538

TIME DEPOSITS(d) – 0.06%
Bank of Montreal
5.25%, 04/02/07	947,092	947,092
Credit Suisse First Boston NY
5.32%, 04/03/07	2,337,309	2,337,309
Danske Bank
5.46%, 04/02/07	1,402,385	1,402,385
Deutsche Bank AG
5.25%, 04/02/07	818,301	818,301

		5,505,087

VARIABLE & FLOATING RATE NOTES(d) – 0.35%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	1,196,702	1,196,811
American Express Centurion Bank
5.41%, 07/19/07	514,208	514,385
American Express Credit Corp.
5.42%, 03/05/08	140,239	140,301
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	857	857
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	350,596	350,596
ASIF Global Financing
5.40%, 05/03/07(e)	46,746	46,748
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	303,850	303,850
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	677,820	677,837
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	1,192,028	1,192,042
BMW US Capital LLC
5.32%, 04/15/08(e)	467,462	467,462
BNP Paribas
5.33%, 11/19/07(e)	864,804	864,804
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	448,763	448,729
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	303,850	303,850
CC USA Inc.
5.35%, 07/30/07(e)	233,731	233,741
Commodore CDO Ltd.
5.42%, 12/12/07(e)	100,481	100,481
Credit Agricole SA
5.33%, 11/23/07	467,462	467,462
Cullinan Finance Corp.
5.36%, 04/25/07(e)	116,865	116,865
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	21,555	21,555
DEPFA Bank PLC
5.39%, 12/14/07(e)	467,462	467,462
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	537,581	537,586

Fifth Third Bancorp
5.32%, 02/22/08(e)	934,924	934,924
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	303,850	303,839
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	490,835	490,871
Granite Master Issuer PLC
5.29%, 08/20/07(e)	1,636,116	1,636,116
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	1,075,162	1,070,847
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	701,193	701,226
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	467,462	467,462
Holmes Financing PLC
5.29%, 07/16/07(e)	818,058	818,058
JP Morgan Securities Inc.
5.52%, 11/16/07	934,924	934,924
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	1,285,520	1,285,520
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	350,596	350,592
Kestrel Funding LLC
5.30%, 07/11/07(e)	186,985	186,979
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	280,477	280,477
Leafs LLC
5.32%, 01/22/08(e)	452,036	452,036
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	514,208	514,202
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	164,804	164,804
Marshall & Ilsley Bank
5.32%, 02/15/08	257,104	257,104
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	845,980	845,980
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	514,208	514,208
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	701,193	701,193
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	46,746	46,746
Mound Financing PLC
5.29%, 05/08/07(e)	439,414	439,414
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	747,939	747,932
National City Bank of Indiana
5.34%, 05/21/07	233,731	233,734
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	1,542,624	1,542,762
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	468,630	468,578
Northern Rock PLC
5.38%, 02/01/08(e)	560,954	560,964
Pricoa Global Funding I
5.31%, 02/27/08(e)	631,073	631,073
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	677,820	677,817
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	467,462	467,462
Strips III LLC
5.37%, 07/24/07(e)	92,108	92,108
SunTrust Bank
5.29%, 05/01/07	467,462	467,463

Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	1,140,607	1,140,580
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	303,850	303,850
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	508,387	508,387
Wachovia Bank N.A.
5.48%, 05/22/07	1,182,678	1,182,679
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	350,596	350,664
Wells Fargo & Co.
5.33%, 11/15/07(e)	233,731	233,739
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	350,596	350,599
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	1,402,385	1,402,288
Wind Master Trust
5.31%, 07/25/07(e)	186,985	186,985

		33,400,610

TOTAL SHORT-TERM INVESTMENTS (Cost: $92,535,585)		92,535,585

TOTAL INVESTMENTS IN SECURITIES – 100.87% (Cost: $8,349,953,759)		9,598,679,902

Other Assets, Less Liabilities – (0.87)%		(82,621,809)

NET ASSETS – 100.00%		$9,516,058,093

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 5.

(b)	Non-income earning security.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.26%
Catalina Marketing Corp.	271,664	$8,579,149
Gaiam Inc.(a)	84,739	1,333,792
inVentiv Health Inc.(a)(b)	171,695	6,574,202
Marchex Inc. Class B(b)	136,821	2,096,098
ValueVision Media Inc. Class A(a)	181,506	2,243,414

		20,826,655

AEROSPACE & DEFENSE – 1.24%
AAR Corp.(a)(b)	215,057	5,926,971
AeroVironment Inc.(a)	46,429	1,061,367
Argon ST Inc.(a)(b)	75,879	2,007,758
BE Aerospace Inc.(a)(b)	455,289	14,432,661
Curtiss-Wright Corp.	257,706	9,931,989
EDO Corp.	98,464	2,579,757
Esterline Technologies Corp.(a)(b)	149,358	6,134,133
GenCorp Inc.(a)	326,241	4,515,175
HEICO Corp.(b)	121,270	4,425,142
Herley Industries Inc.(a)	86,745	1,354,957
Innovative Solutions & Support Inc.(a)(b)	71,908	1,820,711
K&F Industries Holdings Inc.(a)	110,789	2,983,548
Kaman Corp.	141,764	3,304,519
Moog Inc. Class A(a)	216,382	9,012,310
MTC Technologies Inc.(a)	59,913	1,259,970
Orbital Sciences Corp.(a)(b)	347,538	6,512,862
Sequa Corp. Class A(a)	39,501	4,731,035
Teledyne Technologies Inc.(a)(b)	199,609	7,473,361
TransDigm Group Inc.(a)	65,166	2,370,739
Triumph Group Inc.(b)	93,765	5,188,955
United Industrial Corp.(b)	55,610	3,069,672

		100,097,592

AGRICULTURE – 0.45%
Alico Inc.(b)	23,044	1,321,113
Alliance One International Inc.(a)	560,511	5,173,517
Andersons Inc.(b)	83,409	3,703,360
Delta & Pine Land Co.(b)	209,272	8,622,006
Maui Land & Pineapple Co. Inc.(a)	21,980	794,577
Tejon Ranch Co.(a)	64,282	3,040,539
Universal Corp.(b)	150,130	9,210,475
Vector Group Ltd.(b)	232,803	4,355,744

		36,221,331

AIRLINES – 0.57%
AirTran Holdings Inc.(a)(b)	535,237	5,496,884
Alaska Air Group Inc.(a)(b)	233,130	8,882,253
Allegiant Travel Co.(a)	34,707	1,093,270
ExpressJet Holdings Inc.(a)(b)	294,777	1,721,498
Frontier Airlines Holdings Inc.(a)(b)	215,236	1,293,568

JetBlue Airways Corp.(a)(b)	1,021,817	11,761,114
Mesa Air Group Inc.(a)	202,483	1,524,697
Republic Airways Holdings Inc.(a)	191,719	4,401,868
SkyWest Inc.(b)	374,909	10,058,808

		46,233,960

APPAREL – 1.63%
Carter’s Inc.(a)(b)	282,848	7,167,368
Cherokee Inc.	46,183	1,988,640
Columbia Sportswear Co.	77,526	4,830,645
Crocs Inc.(a)(b)	58,713	2,774,189
Deckers Outdoor Corp.(a)	64,562	4,585,193
Guess? Inc.(b)	246,616	9,985,482
Gymboree Corp.(a)(b)	194,082	7,776,866
Hartmarx Corp.(a)	187,480	1,387,352
Heelys Inc.(a)	45,043	1,321,562
Iconix Brand Group Inc.(a)	282,521	5,763,428
Kellwood Co.	151,232	4,435,635
K-Swiss Inc. Class A(b)	152,832	4,129,521
Maidenform Brands Inc.(a)	86,129	1,986,996
Oxford Industries Inc.	89,060	4,403,126
Perry Ellis International Inc.(a)	64,635	2,067,674
Phillips-Van Heusen Corp.(b)	324,600	19,086,480
Quiksilver Inc.(a)(b)	712,445	8,264,362
Skechers U.S.A. Inc. Class A(a)	69,905	2,346,711
Steven Madden Ltd.	123,118	3,595,046
Stride Rite Corp.	217,179	3,342,385
Timberland Co. Class A(a)(b)	291,999	7,600,734
True Religion Apparel Inc.(a)(b)	78,117	1,268,620
Volcom Inc.(a)	77,797	2,673,105
Warnaco Group Inc. (The)(a)(b)	274,511	7,796,112
Weyco Group Inc.	40,978	1,064,608
Wolverine World Wide Inc.(b)	328,176	9,375,988

		131,017,828

AUTO MANUFACTURERS – 0.06%
A.S.V. Inc.(a)(b)	124,624	1,901,762
Wabash National Corp.	184,079	2,838,498

		4,740,260

AUTO PARTS & EQUIPMENT – 1.01%
Accuride Corp.(a)	134,792	1,967,963
Aftermarket Technology Corp.(a)(b)	128,318	3,115,561
American Axle & Manufacturing Holdings Inc.(b)	305,248	8,348,533
ArvinMeritor Inc.	411,225	7,504,856
Bandag Inc.	66,417	3,366,678
Commercial Vehicle Group Inc.(a)	125,508	2,585,465
Cooper Tire & Rubber Co.	361,632	6,614,249
Fuel Systems Solutions Inc.(a)	66,131	1,224,746
Keystone Automotive Industries Inc.(a)	95,496	3,218,215
Lear Corp.(a)	461,262	16,840,676
Miller Industries Inc.(a)	57,202	1,247,576
Modine Manufacturing Co.(b)	198,013	4,534,498
Noble International Ltd.	68,167	1,143,842
Superior Industries International Inc.(b)	135,755	2,827,777
Tenneco Inc.(a)(b)	266,624	6,788,247
Titan International Inc.(b)	137,453	3,481,684
Visteon Corp.(a)	754,380	6,442,405

		81,252,971

BANKS – 7.13%
Alabama National Bancorp	96,298	6,818,861
AMCORE Financial Inc.	129,397	4,108,355

AmericanWest Bancorporation(b)	68,023	1,465,215
Ameris Bancorp	76,994	1,884,813
Arrow Financial Corp.	63,443	1,421,123
BancFirst Corp.	41,549	1,925,796
Bancorp Inc. (The)(a)	62,989	1,637,714
BancTrust Financial Group Inc.	57,831	1,223,704
Bank Mutual Corp.	359,156	4,083,604
Bank of Granite Corp.(b)	95,848	1,717,596
Bank of the Ozarks Inc.(b)	69,886	2,007,126
Banner Corp.(b)	71,577	2,974,024
Boston Private Financial Holdings Inc.	207,688	5,798,649
Cadence Financial Corp.	61,437	1,228,740
Camden National Corp.	39,684	1,722,286
Capital City Bank Group Inc.(b)	77,787	2,590,307
Capital Corp of the West	56,878	1,510,111
Capitol Bancorp Ltd.(b)	84,417	3,110,766
Cardinal Financial Corp.	145,559	1,452,679
Cascade Bancorp(b)	165,987	4,305,703
Cass Information Systems Inc.	34,699	1,171,438
Cathay General Bancorp(b)	303,260	10,304,775
Centennial Bank Holdings Inc.(a)	310,854	2,688,887
Center Financial Corp.	72,254	1,428,462
Centerstate Banks of Florida Inc.(b)	53,590	946,935
Central Pacific Financial Corp.(b)	179,375	6,559,744
Chemical Financial Corp.(b)	147,862	4,404,809
Chittenden Corp.(b)	273,006	8,242,051
Citizens Banking Corp.	443,478	9,827,472
City Bank(b)	76,876	2,468,488
City Holding Co.	105,065	4,249,879
Coastal Financial Corp.	100,260	1,567,064
CoBiz Inc.	92,320	1,838,091
Columbia Bancorp(b)	58,443	1,403,216
Columbia Banking System Inc.	94,513	3,187,923
Community Bancorp(a)	51,187	1,574,000
Community Bank System Inc.(b)	176,404	3,690,372
Community Banks Inc.	140,910	3,363,522
Community Trust Bancorp Inc.(b)	89,022	3,225,267
Corus Bankshares Inc.(b)	230,586	3,933,797
CVB Financial Corp.(b)	395,835	4,710,437
Enterprise Financial Services Corp.(b)	55,815	1,562,820
F.N.B. Corp. (Pennsylvania)(b)	355,801	5,995,247
Farmers Capital Bank Corp.	42,331	1,243,685
First Bancorp (North Carolina)(b)	70,214	1,501,175
First BanCorp (Puerto Rico)(b)	413,599	5,484,323
First Busey Corp. Class A	90,570	1,940,915
First Charter Corp.(b)	202,525	4,354,287
First Commonwealth Financial Corp.(b)	416,280	4,891,290
First Community Bancorp	134,137	7,584,106
First Community Bancshares Inc.	59,495	2,320,305
First Financial Bancorp	198,373	2,997,416
First Financial Bankshares Inc.(b)	122,183	5,109,693
First Financial Corp.(b)	79,338	2,455,511
First Indiana Corp.(b)	76,046	1,661,605
First Merchants Corp.	109,309	2,592,809
First Midwest Bancorp Inc.	293,327	10,779,767
First Regional Bancorp(a)	48,951	1,453,845
First Republic Bank(b)	148,112	7,953,614
1st Source Corp.	74,994	1,962,593
First South Bancorp Inc.(b)	48,756	1,496,322
First State Bancorp	120,553	2,718,470
FirstMerit Corp.(b)	469,774	9,916,929
FNB Corp. (Virginia)	43,780	1,568,637
Fremont General Corp.(b)	391,439	2,712,672

Frontier Financial Corp.	234,512	5,851,074
GB&T Bancshares Inc.(b)	83,803	1,519,348
Glacier Bancorp Inc.(b)	304,431	7,318,521
Great Southern Bancorp Inc.(b)	62,379	1,826,457
Greater Bay Bancorp(b)	293,962	7,904,638
Greene County Bancshares Inc.	51,877	1,759,149
Hancock Holding Co.(b)	157,707	6,935,954
Hanmi Financial Corp.(b)	239,775	4,570,111
Harleysville National Corp.(b)	171,578	3,057,520
Heartland Financial USA Inc.	85,980	2,299,965
Heritage Commerce Corp.(b)	70,858	1,806,170
Home Bancshares Inc.(b)	67,934	1,497,945
Horizon Financial Corp.	73,848	1,630,564
IBERIABANK Corp.(b)	78,459	4,367,028
Independent Bank Corp. (Massachusetts)	89,345	2,943,024
Independent Bank Corp. (Michigan)(b)	135,559	2,761,337
Integra Bank Corp.(b)	103,301	2,302,579
International Bancshares Corp.(b)	271,556	8,057,067
Intervest Bancshares Corp.(a)	30,632	879,138
Irwin Financial Corp.	120,538	2,246,828
ITLA Capital Corp.(b)	33,106	1,722,174
Lakeland Bancorp Inc.(b)	112,673	1,526,719
Lakeland Financial Corp.	71,898	1,632,085
Macatawa Bank Corp.	86,378	1,589,355
MainSource Financial Group Inc.	112,538	1,910,895
MB Financial Inc.	167,431	6,029,190
MBT Financial Corp.	87,764	1,133,033
Mercantile Bank Corp.	47,821	1,553,226
MetroCorp Bancshares Inc.(b)	41,290	875,348
Mid-State Bancshares(b)	131,438	4,822,460
Midwest Banc Holdings Inc.	112,441	1,991,330
Nara Bancorp Inc.(b)	125,215	2,192,515
National Penn Bancshares Inc.	283,372	5,355,731
NBT Bancorp Inc.(b)	202,917	4,754,345
Old National Bancorp	395,531	7,190,754
Old Second Bancorp Inc.(b)	80,855	2,215,427
Omega Financial Corp.	74,388	2,120,802
Oriental Financial Group Inc.	125,373	1,476,894
Pacific Capital Bancorp(b)	275,048	8,834,542
Park National Corp.	70,001	6,613,694
Peoples Bancorp Inc.	63,362	1,673,390
Pinnacle Financial Partners Inc.(a)	90,663	2,766,128
Placer Sierra Bancshares	71,012	1,921,585
Preferred Bank	37,533	1,471,669
PremierWest Bancorp(b)	85,386	1,153,565
PrivateBancorp Inc.(b)	105,176	3,845,235
Prosperity Bancshares Inc.(b)	203,500	7,069,590
Provident Bankshares Corp.(b)	194,162	6,380,163
Renasant Corp.(b)	92,240	2,276,483
Republic Bancorp Inc. Class A	47,600	1,076,236
Royal Bancshares of Pennsylvania Class A(b)	28,308	672,315
S&T Bancorp Inc.(b)	153,573	5,074,052
Sandy Spring Bancorp Inc.	91,734	3,177,666
Santander BanCorp	26,588	468,215
SCBT Financial Corp.	54,309	1,969,244
Seacoast Banking Corp. of Florida(b)	86,100	1,951,887
Security Bank Corp.	94,550	1,904,237
Shore Bancshares Inc.(b)	49,611	1,312,211
Sierra Bancorp(b)	35,513	996,495
Signature Bank(a)	172,957	5,628,021
Simmons First National Corp. Class A	84,547	2,542,328
Smithtown Bancorp Inc.(b)	51,591	1,341,356
Southside Bancshares Inc.	62,092	1,422,528

Southwest Bancorp Inc.	83,974	2,157,292
Sterling Bancorp(b)	111,790	2,023,399
Sterling Bancshares Inc.(b)	404,482	4,522,109
Sterling Financial Corp. (Pennsylvania)(b)	149,840	3,326,448
Sterling Financial Corp. (Washington)(b)	288,660	9,003,305
Suffolk Bancorp	61,314	1,979,216
Sun Bancorp Inc. (New Jersey)(a)	89,956	1,672,282
Superior Bancorp(a)	184,303	1,990,472
Susquehanna Bancshares Inc.(b)	302,183	7,007,624
SVB Financial Group(a)	209,362	10,172,900
SY Bancorp Inc.	73,627	1,830,367
Taylor Capital Group Inc.	35,437	1,240,295
Texas Capital Bancshares Inc.(a)	137,175	2,812,087
Tompkins Trustco Inc.	39,722	1,662,763
TriCo Bancshares	82,134	1,944,112
TrustCo Bank Corp. NY(b)	442,862	4,242,618
Trustmark Corp.(b)	285,173	7,996,251
UCBH Holdings Inc.	576,637	10,736,981
UMB Financial Corp.(b)	184,390	6,962,566
Umpqua Holdings Corp.(b)	330,102	8,836,831
Union Bankshares Corp.	78,832	2,044,902
United Bancshares Inc.(b)	216,912	7,598,427
United Community Banks Inc.(b)	214,866	7,045,456
United Security Bancshares(b)	44,713	852,677
Univest Corp. of Pennsylvania(b)	68,879	1,706,133
USB Holding Co. Inc.(b)	69,978	1,587,801
Vineyard National Bancorp	53,619	1,235,382
Virginia Commerce Bancorp Inc.(a)(b)	92,256	1,997,342
Virginia Financial Group Inc.	63,830	1,655,112
W Holding Co. Inc.(b)	642,755	3,213,775
Washington Trust Bancorp Inc.	68,819	1,845,037
WesBanco Inc.	129,316	3,991,985
West Bancorporation(b)	104,542	1,577,539
West Coast Bancorp(b)	91,605	2,928,612
Westamerica Bancorp(b)	185,228	8,922,433
Western Alliance Bancorp(a)(b)	77,300	2,399,392
Wilshire Bancorp Inc.	90,226	1,479,706
Wintrust Financial Corp.(b)	149,463	6,667,544
Yardville National Bancorp	57,667	2,093,889

		574,164,434

BEVERAGES – 0.15%
Boston Beer Co. Inc. Class A(a)	55,651	1,855,961
Coca-Cola Bottling Co. Consolidated	27,569	1,561,232
Farmer Brothers Co.(b)	39,664	900,373
Green Mountain Coffee Roasters Inc.(a)(b)	28,241	1,780,595
Jones Soda Co.(a)(b)	149,858	3,030,129
National Beverage Corp.(a)(b)	49,076	860,793
Peet’s Coffee & Tea Inc.(a)(b)	82,092	2,267,381

		12,256,464

BIOTECHNOLOGY – 2.08%
Advanced Magnetics Inc.(a)	56,906	3,429,725
ADVENTRX Pharmaceuticals Inc.(a)(b)	400,839	1,002,097
Affymax Inc.(a)	29,247	941,753
Affymetrix Inc.(a)	397,066	11,939,775
Alexion Pharmaceuticals Inc.(a)(b)	207,715	8,981,597
American Oriental Bioengineering Inc.(a)(b)	265,897	2,496,773
Arena Pharmaceuticals Inc.(a)	358,224	3,890,313
ARIAD Pharmaceuticals Inc.(a)	387,054	1,737,872
Biocryst Pharmaceuticals Inc.(a)(b)	137,159	1,148,021
Bio-Rad Laboratories Inc. Class A(a)	108,515	7,578,688
Cambrex Corp.	165,846	4,079,812

Celera Group(a)(b)	453,823	6,444,287
Cell Genesys Inc.(a)(b)	356,540	1,497,468
Coley Pharmaceutical Group Inc.(a)(b)	106,489	1,020,165
Cytokinetics Inc.(a)	197,389	1,373,827
deCODE genetics Inc.(a)(b)	368,179	1,343,853
Digene Corp.(a)(b)	103,313	4,381,504
Diversa Corp.(a)(b)	180,327	1,408,354
Encysive Pharmaceuticals Inc.(a)(b)	372,851	1,010,426
Enzo Biochem Inc.(a)(b)	184,427	2,781,159
Enzon Pharmaceuticals Inc.(a)	260,358	2,121,918
Exelixis Inc.(a)(b)	555,197	5,518,658
Genitope Corp.(a)(b)	157,271	652,675
Genomic Health Inc.(a)(b)	73,926	1,281,877
Geron Corp.(a)(b)	429,805	3,008,635
GTx Inc.(a)(b)	83,886	1,711,274
Hana Biosciences Inc.(a)(b)	171,183	326,960
Human Genome Sciences Inc.(a)(b)	767,453	8,150,351
Illumina Inc.(a)	318,104	9,320,447
Incyte Corp.(a)	494,289	3,257,365
Integra LifeSciences Holdings Corp.(a)(b)	112,232	5,115,535
InterMune Inc.(a)(b)	153,401	3,782,869
Keryx Biopharmaceuticals Inc.(a)	256,305	2,696,329
Lexicon Genetics Inc.(a)	452,750	1,643,482
LifeCell Corp.(a)	197,458	4,930,526
Martek Biosciences Corp.(a)(b)	189,626	3,910,088
Maxygen Inc.(a)	175,271	1,954,272
Metabasis Therapeutics Inc.(a)	124,074	911,944
Molecular Insight Pharmaceuticals Inc.	31,393	372,949
Momenta Pharmaceuticals Inc.(a)(b)	148,916	1,929,951
Monogram Biosciences Inc.(a)	778,757	1,510,789
Myriad Genetics Inc.(a)(b)	252,961	8,717,036
Nektar Therapeutics(a)(b)	527,597	6,890,417
Northfield Laboratories Inc.(a)(b)	151,057	545,316
Novavax Inc.(a)(b)	366,551	949,367
Panacos Pharmaceuticals Inc.(a)	298,635	1,382,680
Peregrine Pharmaceuticals Inc.(a)(b)	1,116,357	1,094,030
Regeneron Pharmaceuticals Inc.(a)(b)	306,580	6,628,260
Replidyne Inc.(a)(b)	31,287	173,956
Sangamo BioSciences Inc.(a)(b)	171,593	1,166,832
Savient Pharmaceuticals Inc.(a)	307,945	3,701,499
SuperGen Inc.(a)	293,991	1,734,547
Telik Inc.(a)(b)	312,736	1,698,156

		167,278,459

BUILDING MATERIALS – 0.77%
AAON Inc.	55,730	1,456,225
Apogee Enterprises Inc.	166,039	3,327,422
Builders FirstSource Inc.(a)	90,097	1,447,859
Comfort Systems USA Inc.	237,968	2,850,857
Drew Industries Inc.(a)	109,589	3,143,013
Genlyte Group Inc. (The)(a)(b)	145,961	10,297,549
Goodman Global Inc.(a)	140,027	2,467,276
Interline Brands Inc.(a)	159,927	3,505,600
LSI Industries Inc.(b)	128,089	2,144,210
NCI Building Systems Inc.(a)(b)	120,671	5,760,834
PGT Inc.(a)(b)	60,759	729,108
Simpson Manufacturing Co. Inc.(b)	215,643	6,650,430
Texas Industries Inc.(b)	136,148	10,283,258
Trex Co. Inc.(a)(b)	70,893	1,526,326
U.S. Concrete Inc.(a)	198,030	1,548,595
Universal Forest Products Inc.(b)	99,050	4,907,927

		62,046,489

CHEMICALS – 1.95%
American Vanguard Corp.(b)	105,141	1,796,860
Arch Chemicals Inc.	141,136	4,406,266
Balchem Corp.	104,258	1,843,281
CF Industries Holdings Inc.(b)	323,596	12,474,626
Ferro Corp.(b)	251,397	5,432,689
Fuller (H.B.) Co.	346,142	9,439,292
Georgia Gulf Corp.	202,043	3,275,117
Grace (W.R.) & Co.(a)(b)	399,495	10,554,658
Hercules Inc.(a)	668,362	13,059,793
Innophos Holdings Inc.	48,847	844,565
Innospec Inc.	72,679	4,189,218
Kronos Worldwide Inc.	15,333	496,943
MacDermid Inc.(b)	163,237	5,692,074
Minerals Technologies Inc.(b)	116,198	7,222,868
NewMarket Corp.	101,537	4,129,510
NL Industries Inc.(b)	44,486	484,897
Olin Corp.	421,486	7,139,973
OM Group Inc.(a)(b)	171,191	7,648,814
OMNOVA Solutions Inc.(a)(b)	247,544	1,351,590
Pioneer Companies Inc.(a)	69,677	1,925,872
PolyOne Corp.(a)	545,949	3,330,289
Rockwood Holdings Inc.(a)	207,230	5,736,126
Schulman (A.) Inc.	141,718	3,338,876
Sensient Technologies Corp.(b)	270,352	6,969,675
Spartech Corp.	189,153	5,549,749
Stepan Co.	36,696	963,270
Symyx Technologies Inc.(a)(b)	199,486	3,534,892
Terra Industries Inc.(a)(b)	560,088	9,801,540
Tronox Inc. Class B	244,037	3,411,637
UAP Holding Corp.	296,926	7,675,537
Zoltek Companies Inc.(a)(b)	101,533	3,546,548

		157,267,045

COAL – 0.12%
Alpha Natural Resources Inc.(a)(b)	305,200	4,770,276
International Coal Group Inc.(a)(b)	671,095	3,523,249
James River Coal Co.(a)(b)	100,293	749,189
Westmoreland Coal Co.(a)	42,863	863,689

		9,906,403

COMMERCIAL SERVICES – 5.79%
Aaron Rents Inc.(b)	254,879	6,739,001
ABM Industries Inc.	254,689	6,721,243
Administaff Inc.	134,816	4,745,523
Advance America Cash Advance Centers Inc.	398,331	6,130,314
Advisory Board Co. (The)(a)(b)	109,901	5,563,189
Albany Molecular Research Inc.(a)	151,359	1,490,886
AMN Healthcare Services Inc.(a)	204,100	4,616,742
Arbitron Inc.	176,016	8,263,951
Bankrate Inc.(a)(b)	61,020	2,150,345
Barrett Business Services Inc.	41,546	957,635
BearingPoint Inc.(a)	1,087,604	8,331,047
Bowne & Co. Inc.(b)	163,361	2,569,669
Bright Horizons Family Solutions Inc.(a)	153,570	5,797,267
Capella Education Co.(a)	23,496	788,056
CBIZ Inc.(a)	323,276	2,295,260
CDI Corp.	76,201	2,203,733
Central Parking Corp.	59,419	1,317,913
Cenveo Inc.(a)	310,302	7,540,339
Chemed Corp.(b)	152,574	7,470,023
Clayton Holdings Inc.(a)	51,454	789,304
Coinmach Service Corp. Class A	156,368	1,659,064

Coinstar Inc.(a)	164,426	5,146,534
Compass Diversified Trust	78,072	1,309,267
Consolidated Graphics Inc.(a)(b)	66,500	4,924,325
Corinthian Colleges Inc.(a)(b)	507,639	6,980,036
Cornell Companies Inc.(a)	67,988	1,374,717
CorVel Corp.(a)	47,009	1,422,022
CoStar Group Inc.(a)(b)	99,235	4,433,820
CRA International Inc.(a)	67,010	3,496,582
Cross Country Healthcare Inc.(a)	189,980	3,463,335
Deluxe Corp.(b)	298,322	10,002,737
DeVry Inc.	359,053	10,538,206
Diamond Management & Technology Consultants Inc.(b)	173,754	2,031,184
Dollar Financial Corp.(a)	73,454	1,858,386
Dollar Thrifty Automotive Group Inc.(a)(b)	143,976	7,348,535
DynCorp International Inc.(a)	148,916	2,247,142
Educate Inc.(a)(b)	104,641	801,550
Electro Rent Corp.(a)	114,159	1,643,890
Euronet Worldwide Inc.(a)(b)	206,897	5,557,253
ExlService Holdings Inc.(a)	34,473	711,178
Exponent Inc.(a)	88,405	1,763,680
First Advantage Corp. Class A(a)	41,296	989,865
First Consulting Group Inc.(a)	130,420	1,186,822
Forrester Research Inc.(a)(b)	87,104	2,470,269
FTI Consulting Inc.(a)	250,392	8,410,667
Gartner Inc.(a)(b)	298,743	7,154,895
Geo Group Inc. (The)(a)(b)	155,525	7,048,393
Gevity HR Inc.(b)	142,158	2,806,199
Global Cash Access Inc.(a)	196,533	3,280,136
H&E Equipment Services Inc.(a)	67,857	1,458,925
Healthcare Services Group Inc.(b)	160,970	4,611,790
HealthSpring Inc.(a)	111,327	2,621,751
Heartland Payment Systems Inc.(b)	87,127	2,059,682
Heidrick & Struggles International Inc.(a)(b)	108,152	5,239,964
Home Solutions of America Inc.(a)(b)	280,909	1,334,318
Hudson Highland Group Inc.(a)	146,515	2,284,169
Huron Consulting Group Inc.(a)(b)	107,996	6,570,477
ICT Group Inc.(a)	40,251	704,392
Integrated Electrical Services Inc.(a)	90,620	2,241,033
Interactive Data Corp.(b)	211,700	5,239,575
Jackson Hewitt Tax Service Inc.(b)	193,311	6,220,748
Kelly Services Inc. Class A(b)	119,707	3,854,565
Kendle International Inc.(a)	73,111	2,596,903
Kenexa Corp.(a)(b)	112,839	3,512,678
Kforce Inc.(a)(b)	173,221	2,385,253
Korn/Ferry International(a)	249,675	5,727,544
Labor Ready Inc.(a)(b)	298,915	5,676,396
Landauer Inc.(b)	53,686	2,710,069
LECG Corp.(a)	143,893	2,083,571
Lincoln Educational Services Corp.(a)(b)	27,650	392,906
Live Nation Inc.(a)	372,372	8,214,526
MAXIMUS Inc.(b)	126,613	4,365,616
McGrath RentCorp(b)	129,452	4,099,745
Medifast Inc.(a)(b)	67,854	485,835
Midas Inc.(a)	92,621	1,997,835
Monro Muffler Brake Inc.	70,395	2,470,864
Morningstar Inc.(a)(b)	83,186	4,295,725
MPS Group Inc.(a)(b)	607,641	8,598,120
Navigant Consulting Inc.(a)	250,866	4,957,112
Net 1 UEPS Technologies Inc.(a)(b)	294,339	7,323,154
On Assignment Inc.(a)(b)	201,798	2,504,313
PAREXEL International Corp.(a)(b)	160,051	5,757,034
PeopleSupport Inc.(a)	139,054	1,592,168

PharmaNet Development Group Inc.(a)	107,339	2,790,814
PHH Corp.(a)	313,368	9,576,526
PRA International(a)	108,911	2,348,121
Pre-Paid Legal Services Inc.(a)(b)	56,773	2,844,895
Providence Service Corp. (The)(a)(b)	71,477	1,695,434
QC Holdings Inc.	31,539	419,153
Rent-A-Center Inc.(a)(b)	408,590	11,432,348
Resources Connection Inc.(a)(b)	283,127	9,057,233
Rewards Network Inc.(a)	157,175	833,027
Rollins Inc.	174,684	4,019,479
SAIC Inc.(a)(b)	507,569	8,791,095
Senomyx Inc.(a)	177,406	2,196,286
Sotheby’s Holdings Inc. Class A	374,368	16,651,889
Source Interlink Companies Inc.(a)(b)	203,191	1,363,412
Spherion Corp.(a)(b)	339,222	2,991,938
Standard Parking Corp.(a)	30,716	1,086,425
StarTek Inc.	67,970	665,426
Stewart Enterprises Inc. Class A	619,986	4,997,087
Strayer Education Inc.(b)	84,460	10,557,500
Team Inc.(a)	37,330	1,424,139
TeleTech Holdings Inc.(a)	190,441	6,987,280
TNS Inc.(a)	143,404	2,307,370
Universal Technical Institute Inc.(a)(b)	135,488	3,127,063
Valassis Communications Inc.(a)(b)	282,228	4,851,499
Vertrue Inc.(a)(b)	44,913	2,160,764
Viad Corp.	131,032	5,057,835
Volt Information Sciences Inc.(a)(b)	73,942	1,936,541
Watson Wyatt Worldwide Inc.(b)	249,127	12,120,029
Wright Express Corp.(a)(b)	235,265	7,135,587

		466,157,080

COMPUTERS – 2.78%
Agilysys Inc.(b)	180,113	4,047,139
Ansoft Corp.(a)	97,137	3,073,415
BISYS Group Inc. (The)(a)(b)	703,235	8,059,073
Brocade Communications Systems Inc.(a)(b)	2,320,018	22,086,570
CACI International Inc. Class A(a)(b)	178,347	8,357,340
CIBER Inc.(a)(b)	323,219	2,543,734
COMSYS IT Partners Inc.(a)	98,194	1,954,061
Comtech Group Inc.(a)(b)	86,761	1,516,582
Covansys Corp.(a)(b)	184,112	4,543,884
Echelon Corp.(a)(b)	183,782	1,937,062
Electronics For Imaging Inc.(a)(b)	338,122	7,928,961
Gateway Inc.(a)(b)	1,673,133	3,664,161
Henry (Jack) & Associates Inc.(b)	467,770	11,249,868
Hutchinson Technology Inc.(a)	151,843	3,545,534
iGATE Corp.(a)	132,194	1,089,279
IHS Inc. Class A(a)(b)	137,574	5,655,667
Imation Corp.(b)	203,423	8,214,221
Integral Systems Inc.	65,541	1,584,126
Intervoice Inc.(a)(b)	229,920	1,526,669
Isilon Systems Inc.(a)	57,374	927,738
Komag Inc.(a)(b)	181,334	5,935,062
Kronos Inc.(a)(b)	188,739	10,097,536
Magma Design Automation Inc.(a)	222,090	2,656,196
Manhattan Associates Inc.(a)(b)	162,029	4,444,455
Maxwell Technologies Inc.(a)(b)	85,121	1,065,715
Mentor Graphics Corp.(a)(b)	502,961	8,218,383
Mercury Computer Systems Inc.(a)	131,285	1,820,923
MICROS Systems Inc.(a)(b)	228,807	12,353,290
Mobility Electronics Inc.(a)(b)	167,858	522,038
MTS Systems Corp.(b)	107,587	4,178,679
Ness Technologies Inc.(a)	175,504	2,242,941

NetScout Systems Inc.(a)	152,986	1,384,523
Palm Inc.(a)(b)	539,649	9,783,836
Perot Systems Corp. Class A(a)(b)	508,757	9,091,488
Quantum Corp.(a)	1,148,376	3,100,615
Rackable Systems Inc.(a)(b)	164,828	2,797,131
Radiant Systems Inc.(a)	155,869	2,030,973
RadiSys Corp.(a)	124,929	2,041,340
SI International Inc.(a)(b)	75,975	2,181,242
Sigma Designs Inc.(a)(b)	134,455	3,530,788
Silicon Storage Technology Inc.(a)	537,915	2,651,921
SRA International Inc. Class A(a)(b)	225,717	5,498,466
Stratasys Inc.(a)(b)	59,681	2,549,572
Sykes Enterprises Inc.(a)	172,300	3,142,752
Synaptics Inc.(a)	147,532	3,773,869
Syntel Inc.(b)	50,197	1,739,326
TALX Corp.(b)	189,171	6,267,235
3D Systems Corp.(a)(b)	91,864	2,012,740
Tyler Technologies Inc.(a)	231,520	2,940,304

		223,558,423

COSMETICS & PERSONAL CARE – 0.16%
Chattem Inc.(a)	102,946	6,067,637
Elizabeth Arden Inc.(a)	153,486	3,349,065
Inter Parfums Inc.	27,690	581,490
Parlux Fragrances Inc.(a)(b)	71,856	400,956
Physicians Formula Holdings Inc.(a)	45,031	850,185
Revlon Inc. Class A(a)(c)	1,154,622	1,212,353

		12,461,686

DISTRIBUTION & WHOLESALE – 0.77%
Beacon Roofing Supply Inc.(a)(b)	258,364	4,180,330
BlueLinx Holdings Inc.	74,086	777,903
Brightpoint Inc.(a)(b)	297,300	3,401,112
Building Materials Holding Corp.	170,742	3,092,138
Central European Distribution Corp.(a)	213,838	6,224,824
Core-Mark Holding Co. Inc.(a)	59,149	2,110,436
Directed Electronics Inc.(a)(b)	56,724	508,247
Houston Wire & Cable Co.(a)(b)	50,403	1,412,292
LKQ Corp.(a)(b)	263,844	5,767,630
MWI Veterinary Supply Inc.(a)	33,578	1,108,074
NuCO2 Inc.(a)	91,490	2,307,378
Owens & Minor Inc.(b)	235,958	8,666,737
ScanSource Inc.(a)	151,794	4,074,151
United Stationers Inc.(a)	171,858	10,297,731
Watsco Inc.(b)	164,023	8,376,655

		62,305,638

DIVERSIFIED FINANCIAL SERVICES – 1.75%
Accredited Home Lenders Holding Co.(a)(b)	127,709	1,183,862
Advanta Corp. Class B	113,920	4,994,253
Asset Acceptance Capital Corp.(a)	94,441	1,461,002
Asta Funding Inc.(b)	70,120	3,027,782
Calamos Asset Management Inc. Class A	137,131	3,060,764
CharterMac(b)	307,210	5,944,513
Cohen & Steers Inc.(b)	81,116	3,494,477
CompuCredit Corp.(a)(b)	128,563	4,013,737
Credit Acceptance Corp.(a)(b)	52,964	1,440,091
Doral Financial Corp.(a)(b)	537,621	881,698
eSpeed Inc.(a)	121,869	1,157,755
Federal Agricultural Mortgage Corp.(b)	60,976	1,658,547
Financial Federal Corp.	159,724	4,203,936
Friedman, Billings, Ramsey Group Inc. Class A(b)	866,763	4,784,532
GAMCO Investors Inc. Class A	33,200	1,438,556

GFI Group Inc.(a)	70,415	4,786,108
Greenhill & Co. Inc.(b)	103,763	6,370,011
International Securities Exchange Holdings Inc.	223,786	10,920,757
KBW Inc.(a)	40,663	1,413,446
Knight Capital Group Inc. Class A(a)(b)	614,324	9,730,892
LaBranche & Co. Inc.(a)	315,696	2,576,079
MarketAxess Holdings Inc.(a)	190,422	3,187,664
Marlin Business Services Corp.(a)	71,032	1,554,180
National Financial Partners Corp.(b)	220,045	10,322,311
NewStar Financial Inc.(a)	97,757	1,638,407
Ocwen Financial Corp.(a)(b)	203,630	2,620,718
optionsXpress Holdings Inc.	122,422	2,881,814
Penson Worldwide Inc.(a)	44,442	1,341,704
Piper Jaffray Companies(a)(b)	109,320	6,771,281
Portfolio Recovery Associates Inc.(a)(b)	93,740	4,185,491
Sanders Morris Harris Group Inc.	101,269	1,078,515
Stifel Financial Corp.(a)	90,678	4,017,035
SWS Group Inc.(b)	139,798	3,468,388
Thomas Weisel Partners Group Inc.(a)(b)	40,756	775,179
TradeStation Group Inc.(a)(b)	152,926	1,925,338
United PanAm Financial Corp.(a)(b)	58,303	728,787
Waddell & Reed Financial Inc. Class A(b)	498,669	11,628,961
World Acceptance Corp.(a)(b)	108,211	4,323,029

		140,991,600

ELECTRIC – 1.82%
ALLETE Inc.(b)	147,906	6,895,378
Aquila Inc.(a)	2,200,699	9,198,922
Avista Corp.	303,213	7,346,851
Black Hills Corp.	193,779	7,125,254
CH Energy Group Inc.	93,218	4,538,784
Cleco Corp.(b)	332,843	8,597,335
Duquesne Light Holdings Inc.(b)	521,473	10,319,951
El Paso Electric Co.(a)(b)	282,618	7,446,984
Empire District Electric Co. (The)	176,848	4,385,830
IDACORP Inc.	249,859	8,455,229
ITC Holdings Corp.(b)	106,827	4,624,541
MGE Energy Inc.	120,841	4,285,022
NorthWestern Corp.	207,216	7,341,663
Ormat Technologies Inc.(b)	51,065	2,142,687
Otter Tail Corp.(b)	173,497	5,940,537
Pike Electric Corp.(a)(b)	93,058	1,682,489
PNM Resources Inc.(b)	446,331	14,416,491
Portland General Electric Co.(b)	158,628	4,631,938
UIL Holdings Corp.(b)	144,897	5,027,926
UniSource Energy Corp.(b)	204,675	7,685,546
Westar Energy Inc.(b)	512,479	14,103,422

		146,192,780

ELECTRICAL COMPONENTS & EQUIPMENT – 1.08%
Advanced Energy Industries Inc.(a)(b)	207,869	4,373,564
American Superconductor Corp.(a)(b)	205,256	2,764,798
Belden CDT Inc.(b)	250,186	13,407,468
Capstone Turbine Corp.(a)(b)	861,341	913,021
China BAK Battery Inc.(a)(b)	161,361	524,423
Color Kinetics Inc.(a)	91,904	1,785,695
Encore Wire Corp.(b)	137,708	3,486,767
Energy Conversion Devices Inc.(a)(b)	227,848	7,961,009
EnerSys Inc.(a)	274,673	4,718,882
General Cable Corp.(a)(b)	297,505	15,895,692
GrafTech International Ltd.(a)	580,873	5,274,327
Greatbatch Inc.(a)(b)	129,070	3,291,285
Insteel Industries Inc.	82,542	1,385,880

Lamson & Sessions Co.(a)(b)	82,100	2,281,559
Littelfuse Inc.(a)(b)	131,470	5,337,682
Medis Technologies Ltd.(a)(b)	129,009	2,181,542
Powell Industries Inc.(a)	45,479	1,455,328
Power-One Inc.(a)(b)	416,305	2,381,265
Superior Essex Inc.(a)	118,947	4,123,892
Universal Display Corp.(a)(b)	141,157	2,130,059
Vicor Corp.(b)	117,942	1,181,779

		86,855,917

ELECTRONICS – 2.52%
American Science & Engineering Inc.(a)(b)	53,624	2,824,376
Analogic Corp.	81,490	5,124,091
Badger Meter Inc.	82,704	2,195,791
Bel Fuse Inc. Class B	59,759	2,313,271
Benchmark Electronics Inc.(a)(b)	411,702	8,505,763
Brady Corp. Class A(b)	265,115	8,271,588
Checkpoint Systems Inc.(a)(b)	231,303	5,472,629
Cogent Inc.(a)	255,437	3,435,628
Coherent Inc.(a)	182,697	5,798,803
CTS Corp.	212,218	2,932,853
Cubic Corp.	92,500	2,001,700
Cymer Inc.(a)(b)	218,687	9,086,445
Daktronics Inc.(b)	228,598	6,272,729
Dionex Corp.(a)(b)	116,574	7,939,855
Eagle Test Systems Inc.(a)(b)	48,022	799,086
Electro Scientific Industries Inc.(a)(b)	171,304	3,295,889
Excel Technology Inc.(a)	71,914	1,965,410
FEI Co.(a)	140,542	5,067,945
FLIR Systems Inc.(a)(b)	385,269	13,742,545
II-VI Inc.(a)(b)	138,713	4,695,435
Ionatron Inc.(a)(b)	193,435	901,407
Itron Inc.(a)(b)	149,547	9,726,537
KEMET Corp.(a)	512,176	3,918,146
L-1 Identity Solutions Inc.(a)	381,668	6,301,339
Lo-Jack Corp.(a)(b)	112,107	2,127,791
Measurement Specialties Inc.(a)	82,121	1,852,650
Methode Electronics Inc.	220,214	3,252,561
Multi-Fineline Electronix Inc.(a)(b)	49,615	761,590
OSI Systems Inc.(a)	88,031	2,327,540
OYO Geospace Corp.(a)(b)	23,292	1,651,869
Park Electrochemical Corp.	119,347	3,236,691
Paxar Corp.(a)(b)	239,158	6,863,835
Photon Dynamics Inc.(a)	101,287	1,277,229
Plexus Corp.(a)	269,779	4,626,710
RAE Systems Inc.(a)(b)	229,940	659,928
Rofin-Sinar Technologies Inc.(a)	90,543	5,358,335
Rogers Corp.(a)(b)	102,976	4,566,986
Sonic Solutions Inc.(a)	152,972	2,156,905
Taser International Inc.(a)(b)	366,094	2,939,735
Technitrol Inc.(b)	239,139	6,263,050
TTM Technologies Inc.(a)(b)	248,326	2,369,030
Varian Inc.(a)(b)	181,752	10,588,872
Watts Water Technologies Inc. Class A	171,788	6,533,098
Woodward Governor Co.(b)	175,470	7,224,100
X-Rite Inc.	170,186	2,203,909
Zygo Corp.(a)	107,052	1,713,903

		203,145,578

ENERGY - ALTERNATE SOURCES – 0.46%
Aventine Renewable Energy Holdings Inc.(a)(b)	178,485	3,251,997
Evergreen Energy Inc.(a)(b)	422,393	2,775,122
Evergreen Solar Inc.(a)(b)	394,474	3,846,121

First Solar Inc.(a)	129,427	6,731,498
FuelCell Energy Inc.(a)(b)	334,554	2,629,594
Headwaters Inc.(a)(b)	249,484	5,451,225
MGP Ingredients Inc.(b)	56,531	1,151,536
Pacific Ethanol Inc.(a)(b)	163,216	2,779,568
Plug Power Inc.(a)(b)	432,097	1,365,427
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	306,718	374,196
SunPower Corp. Class A(a)(b)	67,378	3,065,699
Syntroleum Corp.(a)(b)	232,797	726,327
US BioEnergy Corp.(a)	79,199	908,413
VeraSun Energy Corp.(a)(b)	108,726	2,160,386

		37,217,109

ENGINEERING & CONSTRUCTION – 0.71%
Dycom Industries Inc.(a)	237,414	6,187,009
EMCOR Group Inc.(a)(b)	184,823	10,900,861
ENGlobal Corp.(a)(b)	96,284	534,376
Granite Construction Inc.	203,739	11,258,617
InfraSource Services Inc.(a)	157,671	4,813,696
Insituform Technologies Inc. Class A(a)	160,726	3,341,494
Layne Christensen Co.(a)	70,833	2,579,738
Perini Corp.(a)(b)	128,322	4,729,949
Stanley Inc.(a)	37,471	584,548
Sterling Construction Co. Inc.(a)	51,715	985,688
Washington Group International Inc.(a)	170,394	11,317,569

		57,233,545

ENTERTAINMENT – 0.87%
Bally Technologies Inc.(a)	304,202	7,173,083
Bluegreen Corp.(a)	124,601	1,406,745
Carmike Cinemas Inc.(b)	73,417	1,703,274
Century Casinos Inc.(a)	120,683	995,635
Churchill Downs Inc.	51,604	2,342,306
Dover Downs Gaming & Entertainment Inc.	86,497	1,114,081
Dover Motorsports Inc.	96,329	505,727
Great Wolf Resorts Inc.(a)	159,269	2,107,129
Isle of Capri Casinos Inc.(a)	92,465	2,368,953
Lakes Gaming Inc.(a)(b)	135,518	1,511,026
Macrovision Corp.(a)(b)	301,701	7,557,610
Magna Entertainment Corp. Class A(a)(b)	237,370	864,027
National CineMedia Inc.(a)	306,829	8,192,334
Pinnacle Entertainment Inc.(a)(b)	366,371	10,650,405
Progressive Gaming International Corp.(a)(b)	204,890	922,005
Shuffle Master Inc.(a)(b)	205,594	3,752,090
Six Flags Inc.(a)(b)	419,694	2,522,361
Speedway Motorsports Inc.	90,296	3,498,970
Steinway Musical Instruments Inc.(b)	43,636	1,408,134
Vail Resorts Inc.(a)(b)	178,191	9,681,117

		70,277,012

ENVIRONMENTAL CONTROL – 0.66%
American Ecology Corp.	92,247	1,772,065
Basin Water Inc.(a)(b)	37,220	255,701
Calgon Carbon Corp.(a)(b)	235,156	1,954,146
Casella Waste Systems Inc. Class A(a)(b)	130,768	1,276,296
Clean Harbors Inc.(a)	92,693	4,191,577
Darling International Inc.(a)	477,063	3,100,909
Metal Management Inc.(b)	151,708	7,008,910
Mine Safety Appliances Co.	180,127	7,576,142
Rentech Inc.(a)(b)	821,552	2,579,673
Synagro Technologies Inc.	366,335	2,088,109
Tetra Tech Inc.(a)(b)	338,049	6,443,214

Waste Connections Inc.(a)	393,150	11,770,911
Waste Holdings Inc.	44,525	1,223,102
Waste Services Inc.(a)	220,312	2,189,901

		53,430,656

FOOD – 1.45%
Arden Group Inc. Class A(b)	7,943	1,060,390
Chiquita Brands International Inc.(b)	248,774	3,487,811
Diamond Foods Inc.	94,043	1,565,816
Flowers Foods Inc.(b)	304,343	9,182,028
Great Atlantic & Pacific Tea Co.	113,652	3,770,973
Hain Celestial Group Inc.(a)(b)	183,268	5,510,869
Imperial Sugar Co.(b)	65,283	2,188,939
Ingles Markets Inc. Class A	69,268	2,828,905
J&J Snack Foods Corp.	81,028	3,199,796
Lance Inc.(b)	178,937	3,621,685
M&F Worldwide Corp.(a)(b)	64,677	3,079,272
Nash Finch Co.	79,016	2,722,891
Pathmark Stores Inc.(a)	307,408	3,934,822
Performance Food Group Co.(a)(b)	203,578	6,284,453
Pilgrim’s Pride Corp.	236,068	7,835,097
Premium Standard Farms Inc.	82,340	1,732,434
Ralcorp Holdings Inc.(a)(b)	155,789	10,017,233
Ruddick Corp.(b)	234,435	7,051,805
Sanderson Farms Inc.	100,169	3,712,263
Seaboard Corp.(b)	2,074	4,687,240
Spartan Stores Inc.	123,798	3,317,786
Tootsie Roll Industries Inc.(b)	215,669	6,463,589
TreeHouse Foods Inc.(a)(b)	183,520	5,591,854
United Natural Foods Inc.(a)(b)	246,229	7,544,457
Village Super Market Inc. Class A	9,729	929,022
Weis Markets Inc.	56,304	2,516,789
Wild Oats Markets Inc.(a)	171,576	3,122,683

		116,960,902

FOREST PRODUCTS & PAPER – 0.60%
Bowater Inc.	326,551	7,778,445
Buckeye Technologies Inc.(a)	222,074	2,882,521
Caraustar Industries Inc.(a)	173,502	1,089,593
Deltic Timber Corp.	60,252	2,889,686
Glatfelter Co.(b)	262,410	3,912,533
Mercer International Inc.(a)(b)	167,756	2,006,362
Neenah Paper Inc.	87,517	3,477,926
Potlatch Corp.	227,126	10,397,828
Rock-Tenn Co. Class A(b)	198,936	6,604,675
Schweitzer-Mauduit International Inc.	92,191	2,290,946
Wausau Paper Corp.(b)	264,853	3,803,289
Xerium Technologies Inc.	116,483	934,194

		48,067,998

GAS – 0.90%
Cascade Natural Gas Corp.	67,952	1,790,535
EnergySouth Inc.	41,057	1,721,520
Laclede Group Inc. (The)(b)	125,847	3,911,325
New Jersey Resources Corp.	165,238	8,270,162
Nicor Inc.(b)	261,296	12,651,952
Northwest Natural Gas Co.	160,908	7,348,668
Piedmont Natural Gas Co.(b)	449,326	11,853,220
South Jersey Industries Inc.	171,725	6,534,136
Southwest Gas Corp.(b)	235,658	9,160,026
WGL Holdings Inc.(b)	287,230	9,185,615

		72,427,159

HAND & MACHINE TOOLS – 0.31%
Baldor Electric Co.(b)	260,073	9,815,155
Franklin Electric Co. Inc.(b)	133,274	6,197,241
Raser Technologies Inc.(a)(b)	119,813	623,028
Regal-Beloit Corp.	181,230	8,405,447

		25,040,871

HEALTH CARE - PRODUCTS – 3.52%
Abaxis Inc.(a)	118,447	2,886,553
ABIOMED Inc.(a)(b)	170,657	2,331,175
Accuray Inc.(a)	114,598	2,548,660
Align Technology Inc.(a)	328,914	5,216,576
American Medical Systems Holdings Inc.(a)(b)	411,132	8,703,664
AngioDynamics Inc.(a)	116,974	1,975,691
Arrow International Inc.(b)	134,307	4,319,313
ArthroCare Corp.(a)(b)	154,060	5,552,322
Aspect Medical Systems Inc.(a)	96,529	1,504,887
Biosite Inc.(a)	95,664	8,032,906
Bruker BioSciences Corp.(a)	250,368	2,633,871
Candela Corp.(a)	141,362	1,614,354
Cepheid Inc.(a)	322,645	3,833,023
Cerus Corp.(a)	182,647	1,232,867
Conceptus Inc.(a)	135,009	2,700,180
CONMED Corp.(a)(b)	165,593	4,840,283
Cyberonics Inc.(a)(b)	128,395	2,411,258
Datascope Corp.	76,126	2,755,000
DexCom Inc.(a)(b)	99,973	785,788
DJO Inc.(a)(b)	134,264	5,088,606
ev3 Inc.(a)(b)	98,278	1,936,077
FoxHollow Technologies Inc.(a)	128,429	2,682,882
Haemonetics Corp.(a)(b)	155,245	7,257,704
Hansen Medical Inc.(a)(b)	37,514	709,015
HealthTronics Inc.(a)	209,716	1,130,369
Hologic Inc.(a)(b)	309,783	17,855,892
ICU Medical Inc.(a)	84,481	3,311,655
Immucor Inc.(a)(b)	399,213	11,748,839
IntraLase Corp.(a)	127,932	3,195,741
Invacare Corp.	183,185	3,194,746
Inverness Medical Innovations Inc.(a)	227,640	9,966,079
IRIS International Inc.(a)(b)	104,518	1,458,026
Kensey Nash Corp.(a)	68,381	2,085,620
Kyphon Inc.(a)(b)	260,167	11,743,938
LCA-Vision Inc.(b)	122,466	5,044,375
Luminex Corp.(a)(b)	189,999	2,606,786
Medical Action Industries Inc.(a)	82,026	1,960,421
Mentor Corp.(b)	213,688	9,829,648
Merge Technologies Inc.(a)	154,142	750,672
Meridian Bioscience Inc.	124,099	3,444,988
Merit Medical Systems Inc.(a)	162,209	2,035,723
Metabolix Inc.(a)	42,947	714,209
Natus Medical Inc.(a)	125,292	2,226,439
Neurometrix Inc.(a)(b)	73,813	716,724
Northstar Neuroscience Inc.(a)	67,737	867,034
NuVasive Inc.(a)	195,613	4,645,809
NxStage Medical Inc.(a)(b)	73,983	985,454
Oakley Inc.	146,894	2,958,445
OraSure Technologies Inc.(a)	274,200	2,015,370
Palomar Medical Technologies Inc.(a)(b)	102,909	4,111,215
PolyMedica Corp.	135,739	5,745,832
PSS World Medical Inc.(a)(b)	397,371	8,400,423
Quidel Corp.(a)	178,313	2,139,756
Sirona Dental Systems Inc.(b)	104,001	3,583,874
SonoSite Inc.(a)(b)	96,812	2,735,907

Spectranetics Corp.(a)	181,386	1,940,830
Stereotaxis Inc.(a)(b)	146,861	1,747,646
Steris Corp.	398,107	10,573,722
SurModics Inc.(a)(b)	94,105	3,387,780
Symmetry Medical Inc.(a)	206,034	3,364,535
ThermoGenesis Corp.(a)	324,314	1,180,503
Thoratec Corp.(a)(b)	307,172	6,419,895
Ventana Medical Systems Inc.(a)	167,965	7,037,733
Viasys Healthcare Inc.(a)(b)	190,862	6,487,399
Visicu Inc.(a)	41,471	323,474
Vital Images Inc.(a)(b)	99,365	3,304,880
Vital Sign Inc.	40,451	2,102,643
Volcano Corp.(a)	51,642	930,072
West Pharmaceutical Services Inc.(b)	188,676	8,760,227
Wright Medical Group Inc.(a)(b)	201,700	4,495,893
Xtent Inc.	28,956	325,176
Young Innovations Inc.	28,899	786,631
Zoll Medical Corp.(a)(b)	113,508	3,024,988

		282,956,691

HEALTH CARE - SERVICES – 1.70%
Air Methods Corp.(a)	61,867	1,486,045
Alliance Imaging Inc.(a)	91,063	794,980
Amedisys Inc.(a)	151,188	4,903,027
AMERIGROUP Corp.(a)(b)	304,214	9,248,106
AmSurg Corp.(a)(b)	175,662	4,301,962
Apria Healthcare Group Inc.(a)(b)	247,369	7,977,650
Bio-Reference Laboratories Inc.(a)	61,852	1,571,041
Capital Senior Living Corp.(a)	128,687	1,494,056
Centene Corp.(a)	253,961	5,330,641
Emeritus Corp.(a)(b)	29,400	992,250
Five Star Quality Care Inc.(a)(b)	188,156	1,934,244
Genesis HealthCare Corp.(a)	113,885	7,187,282
Gentiva Health Services Inc.(a)(b)	158,873	3,204,468
Healthways Inc.(a)	203,406	9,509,230
Horizon Health Corp.(a)	89,937	1,758,268
Hythiam Inc.(a)(b)	165,442	1,125,006
Kindred Healthcare Inc.(a)	167,609	5,494,223
LHC Group Inc.(a)	69,188	2,243,767
Magellan Health Services Inc.(a)(b)	229,749	9,649,458
Matria Healthcare Inc.(a)	123,520	3,255,987
MedCath Corp.(a)	52,486	1,432,868
Molina Healthcare Inc.(a)	72,842	2,228,237
National Healthcare Corp.	38,460	1,960,691
NightHawk Radiology Holdings Inc.(a)(b)	37,379	679,924
Odyssey Healthcare Inc.(a)	205,655	2,700,250
Option Care Inc.	155,549	2,068,802
Psychiatric Solutions Inc.(a)	311,159	12,542,819
Radiation Therapy Services Inc.(a)	72,701	2,227,559
RehabCare Group Inc.(a)	101,444	1,609,916
Res-Care Inc.(a)	131,262	2,297,085
Sun Healthcare Group Inc.(a)	189,054	2,334,817
Sunrise Senior Living Inc.(a)	261,124	10,319,620
Symbion Inc.(a)	106,631	2,091,034
United Surgical Partners International Inc.(a)(b)	259,017	7,980,314
VistaCare Inc. Class A(a)	62,207	541,201

		136,476,828

HOLDING COMPANIES - DIVERSIFIED – 0.13%
Freedom Acquisition Holding Inc.	382,047	3,656,190
Information Services Group Inc.	229,116	1,709,205
NTR Acquisition Co.	173,517	1,580,740
Resource America Inc. Class A	92,977	2,197,047
Star Maritime Acquisition Corp.(a)(b)	112,422	1,152,325

		10,295,507

HOME BUILDERS – 0.56%
AMREP Corp.(b)	10,118	781,615
Brookfield Homes Corp.(b)	73,382	2,355,562
Cavco Industries Inc.(a)	37,476	1,309,786
Champion Enterprises Inc.(a)	450,507	3,964,462
Fleetwood Enterprises Inc.(a)(b)	377,359	2,984,910
Hovnanian Enterprises Inc. Class A(a)(b)	290,707	7,314,188
Levitt Corp. Class A	96,771	900,938
M/I Homes Inc.(b)	72,004	1,911,706
Meritage Homes Corp.(a)(b)	133,749	4,296,018
Monaco Coach Corp.	157,494	2,508,879
Orleans Homebuilders Inc.(b)	27,325	241,826
Palm Harbor Homes Inc.(a)(b)	57,701	827,432
Skyline Corp.	40,395	1,362,927
Technical Olympic USA Inc.(b)	116,739	465,789
WCI Communities Inc.(a)(b)	197,548	4,215,674
Williams Scotsman International Inc.(a)	175,695	3,454,164
Winnebago Industries Inc.(b)	191,697	6,446,770

		45,342,646

HOME FURNISHINGS – 0.52%
American Woodmark Corp.(b)	70,718	2,599,594
Audiovox Corp. Class A(a)	98,627	1,452,776
DTS Inc.(a)(b)	103,642	2,511,246
Ethan Allen Interiors Inc.(b)	192,664	6,808,746
Furniture Brands International Inc.	266,231	4,201,125
Hooker Furniture Corp.	63,879	1,280,774
Kimball International Inc. Class B	145,598	2,807,129
La-Z-Boy Inc.(b)	305,556	3,782,783
Sealy Corp.(b)	120,123	2,099,750
Stanley Furniture Co. Inc.(b)	65,905	1,370,824
Tempur-Pedic International Inc.(b)	292,689	7,606,987
TiVo Inc.(a)(b)	502,103	3,188,354
Universal Electronics Inc.(a)	81,184	2,261,786

		41,971,874

HOUSEHOLD PRODUCTS & WARES – 0.81%
ACCO Brands Corp.(a)(b)	265,629	6,399,003
American Greetings Corp. Class A(b)	311,174	7,222,349
Blyth Inc.	152,154	3,211,971
Central Garden and Pet Co. Class A(a)	381,052	5,601,464
CSS Industries Inc.	40,045	1,500,887
Ennis Inc.	150,488	4,027,059
Fossil Inc.(a)(b)	252,685	6,688,572
Harland (John H.) Co.	156,669	8,026,153
Playtex Products Inc.(a)(b)	329,827	4,475,752
Prestige Brands Holdings Inc.(a)	197,880	2,344,878
Russ Berrie & Co. Inc.(a)	69,928	985,985
Spectrum Brands Inc.(a)(b)	219,797	1,391,315
Standard Register Co. (The)	106,370	1,345,580
Tupperware Brands Corp.	357,152	8,903,799
WD-40 Co.(b)	99,453	3,153,655

		65,278,422

HOUSEWARES – 0.04%
Lifetime Brands Inc.(b)	66,993	1,399,484
National Presto Industries Inc.	28,146	1,734,919

		3,134,403

INSURANCE – 2.72%
ACA Capital Holdings Inc.(a)	41,323	579,348
Affirmative Insurance Holdings Inc.	45,266	783,102
Alfa Corp.(b)	192,180	3,551,486
American Equity Investment Life Holding Co.	328,255	4,309,988
American Physicians Capital Inc.(a)	57,630	2,309,810
Amtrust Financial Services Inc.(b)	153,306	1,618,911
Argonaut Group Inc.(a)	194,937	6,308,161
Baldwin & Lyons Inc. Class B	48,649	1,238,117
Bristol West Holdings Inc.	90,697	2,010,752
CNA Surety Corp.(a)	95,631	2,017,814
Commerce Group Inc.(b)	319,833	9,607,783
Crawford & Co. Class B	137,575	797,935
Darwin Professional Underwriters Inc.(a)	31,140	783,171
Delphi Financial Group Inc. Class A	243,573	9,798,942
Direct General Corp.	87,896	1,868,669
Donegal Group Inc. Class A	77,722	1,319,720
eHealth Inc.(a)	34,465	811,651
EMC Insurance Group Inc.	35,463	914,945
Employers Holdings Inc.(a)	414,457	8,297,429
FBL Financial Group Inc. Class A	80,077	3,133,413
First Acceptance Corp.(a)	99,269	1,039,346
First Mercury Financial Corp.(a)	66,296	1,362,383
FPIC Insurance Group Inc.(a)	57,559	2,571,161
Great American Financial Resources Inc.	52,965	1,296,583
Harleysville Group Inc.	82,044	2,665,610
Hilb, Rogal & Hobbs Co.(b)	213,134	10,454,223
Horace Mann Educators Corp.(b)	253,351	5,206,363
Independence Holding Co.(b)	29,422	636,692
Infinity Property & Casualty Corp.	115,529	5,413,689
James River Group Inc.	54,284	1,699,632
Kansas City Life Insurance Co.	23,451	1,055,295
LandAmerica Financial Group Inc.(b)	105,119	7,769,345
Meadowbrook Insurance Group(a)	150,104	1,649,643
Midland Co. (The)	68,816	2,919,175
National Interstate Corp.	94,234	2,427,468
National Western Life Insurance Co. Class A	13,127	3,213,490
Navigators Group Inc. (The)(a)	77,299	3,878,091
NYMAGIC Inc.(b)	34,694	1,417,250
Odyssey Re Holdings Corp.	75,744	2,977,497
Ohio Casualty Corp.	355,151	10,636,772
Phoenix Companies Inc.	662,882	9,200,802
PMA Capital Corp. Class A(a)	191,856	1,801,528
Presidential Life Corp.	126,837	2,501,226
ProAssurance Corp.(a)(b)	195,111	9,979,928
RLI Corp.(b)	122,304	6,718,159
Safety Insurance Group Inc.	84,091	3,373,731
SCPIE Holdings Inc.(a)	59,603	1,352,988
SeaBright Insurance Holdings Inc.(a)	94,314	1,735,378
Selective Insurance Group Inc.(b)	343,291	8,740,189
State Auto Financial Corp.	85,797	2,756,658
Stewart Information Services Corp.(b)	101,371	4,236,294
Tower Group Inc.	115,262	3,713,742
Triad Guaranty Inc.(a)(b)	68,313	2,828,841
21st Century Insurance Group(b)	192,723	4,085,728
United Fire & Casualty Co.(b)	121,617	4,272,405
Universal American Financial Corp.(a)	224,798	4,356,585
USI Holdings Corp.(a)	272,306	4,588,356
Zenith National Insurance Corp.	217,141	10,264,255

		218,857,648

INTERNET – 3.41%
Access Integrated Technologies Inc. Class A(a)(b)	85,886	466,361
Agile Software Corp.(a)	337,606	2,346,362

aQuantive Inc.(a)(b)	447,801	12,498,126
Ariba Inc.(a)	440,078	4,136,733
Art Technology Group Inc.(a)	758,001	1,758,562
Audible Inc.(a)	145,175	1,508,368
Avocent Corp.(a)	298,738	8,056,964
Blue Coat Systems Inc.(a)	85,350	3,134,905
Blue Nile Inc.(a)(b)	78,220	3,180,425
Chordiant Software Inc.(a)(b)	189,670	1,963,084
CMGI Inc.(a)	2,724,373	5,775,671
CNET Networks Inc.(a)	874,481	7,616,730
Cogent Communications Group Inc.(a)	123,536	2,919,156
Covad Communications Group Inc.(a)	1,745,439	2,216,708
CyberSource Corp.(a)	180,196	2,254,252
DealerTrack Holdings Inc.(a)	69,707	2,141,399
Digital River Inc.(a)(b)	232,497	12,845,459
Drugstore.com Inc.(a)	479,033	1,235,905
EarthLink Inc.(a)(b)	723,440	5,317,284
eCollege.com Inc.(a)(b)	107,336	1,926,681
Equinix Inc.(a)(b)	168,284	14,410,159
eResearch Technology Inc.(a)(b)	290,982	2,287,119
FTD Group Inc.	77,270	1,277,273
GSI Commerce Inc.(a)(b)	230,950	5,217,161
Harris Interactive Inc.(a)	321,848	1,940,743
i2 Technologies Inc.(a)(b)	84,014	2,016,336
InfoSpace Inc.(a)	183,984	4,722,869
Internap Network Services Corp.(a)	265,561	4,182,586
Internet Capital Group Inc.(a)	233,107	2,494,245
Interwoven Inc.(a)(b)	251,915	4,257,364
iPass Inc.(a)(b)	387,798	1,950,624
j2 Global Communications Inc.(a)	292,620	8,111,426
Jupitermedia Corp.(a)(b)	129,724	858,773
Knot Inc. (The)(a)	114,581	2,466,929
Lionbridge Technologies Inc.(a)(b)	355,796	1,811,002
Liquidity Services Inc.(a)	46,134	781,510
LoopNet Inc.(a)	13,148	224,699
Move Inc.(a)	591,452	3,276,644
NetBank Inc.(b)	312,944	691,606
NetFlix Inc.(a)(b)	265,340	6,153,235
NetRatings Inc.(a)	79,478	1,653,142
NIC Inc.	227,511	1,219,459
1-800-FLOWERS.COM Inc.(a)	148,649	1,156,489
Online Resources Corp.(a)	134,802	1,546,179
Openwave Systems Inc.(a)(b)	556,849	4,538,319
Opsware Inc.(a)	483,499	3,505,368
Overstock.com Inc.(a)(b)	76,148	1,264,057
Perficient Inc.(a)	109,142	2,158,829
Priceline.com Inc.(a)(b)	135,855	7,235,637
RealNetworks Inc.(a)(b)	631,067	4,953,876
RightNow Technologies Inc.(a)	89,137	1,460,064
S1 Corp.(a)	351,175	2,107,050
Safeguard Scientifics Inc.(a)	716,206	2,119,970
Sapient Corp.(a)	481,661	3,304,194
Secure Computing Corp.(a)	313,930	2,417,261
Shutterfly Inc.(a)	15,689	251,652
Sohu.com Inc.(a)	152,644	3,271,161
SonicWALL Inc.(a)	380,216	3,178,606
Stamps.com Inc.(a)	99,602	1,431,281
Terremark Worldwide Inc.(a)(b)	233,375	1,881,003
TheStreet.com Inc.	109,363	1,339,697
TIBCO Software Inc.(a)	1,238,635	10,553,170
Travelzoo Inc.(a)	18,419	677,267
TriZetto Group Inc. (The)(a)	266,183	5,326,322
24/7 Real Media Inc.(a)	288,694	2,318,213

United Online Inc.	378,424	5,309,289
US Auto Parts Network Inc.(a)	60,140	322,952
ValueClick Inc.(a)(b)	563,757	14,730,970
Vasco Data Security International Inc.(a)	146,911	2,625,300
Vignette Corp.(a)	175,891	3,266,296
WebEx Communications Inc.(a)	262,318	14,915,401
webMethods Inc.(a)(b)	322,952	2,322,025
Websense Inc.(a)(b)	263,657	6,061,474
WebSideStory Inc.(a)(b)	104,110	1,348,225

		274,201,636

INVESTMENT COMPANIES – 0.52%
Apollo Investment Corp.	606,158	12,971,781
Ares Capital Corp.(b)	305,787	5,556,150
Capital Southwest Corp.	16,228	2,493,757
Gladstone Capital Corp.(b)	73,281	1,735,294
Gladstone Investment Corp.	78,402	1,165,838
Harris & Harris Group Inc.(a)(b)	123,932	1,601,201
Highland Distressed Opportunities Inc.(a)	122,824	1,764,981
Kohlberg Capital Corp.(a)	95,357	1,525,712
MCG Capital Corp.(b)	338,024	6,341,330
Medallion Financial Corp.	87,595	1,002,087
MVC Capital Inc.(b)	129,694	2,029,711
NGP Capital Resources Co.	104,120	1,646,137
Technology Investment Capital Corp.	116,463	1,969,389

		41,803,368

IRON & STEEL – 0.84%
AK Steel Holding Corp.(a)(b)	647,167	15,137,236
Chaparral Steel Co.	270,961	15,761,801
Claymont Steel Holdings Inc.(a)	60,653	1,208,814
Cleveland-Cliffs Inc.(b)	244,718	15,664,399
Gibraltar Industries Inc.(b)	143,333	3,242,192
Olympic Steel Inc.	49,707	1,540,420
Ryerson Inc.(b)	153,827	6,094,626
Schnitzer Steel Industries Inc. Class A	133,440	5,360,285
Shiloh Industries Inc.	28,184	317,916
Steel Technologies Inc.	67,648	2,001,028
Wheeling-Pittsburgh Corp.(a)	63,674	1,508,437

		67,837,154

LEISURE TIME – 0.62%
Ambassadors Group Inc.(b)	112,456	3,738,037
Ambassadors International Inc.(b)	42,667	1,968,655
Arctic Cat Inc.(b)	72,524	1,413,493
Bally Total Fitness Holding Corp.(a)(b)(c)	221,145	137,110
Callaway Golf Co.	440,932	6,949,088
K2 Inc.(a)	288,358	3,486,248
Life Time Fitness Inc.(a)(b)	179,057	9,205,320
Marine Products Corp.	72,786	696,562
Multimedia Games Inc.(a)(b)	161,656	1,923,706
Nautilus Inc.(b)	193,851	2,991,121
Polaris Industries Inc.(b)	208,789	10,017,696
Town Sports International Holdings Inc.(a)	53,007	1,155,553
WMS Industries Inc.(a)	159,368	6,253,600

		49,936,189

LODGING – 0.41%
Ameristar Casinos Inc.(b)	152,118	4,884,509
Gaylord Entertainment Co.(a)(b)	239,204	12,646,715
Lodgian Inc.(a)	121,679	1,625,631
Marcus Corp.(b)	126,815	2,949,717
Monarch Casino & Resort Inc.(a)	61,884	1,608,984

Morgans Hotel Group Co.(a)	106,563	2,238,889
MTR Gaming Group Inc.(a)	134,856	1,763,916
Riviera Holdings Corp.(a)(b)	65,558	1,832,346
Trump Entertainment Resorts Inc.(a)(b)	183,068	3,308,039

		32,858,746

MACHINERY – 1.36%
Albany International Corp. Class A(b)	157,313	5,653,829
Altra Holdings Inc.(a)	68,801	943,262
Applied Industrial Technologies Inc.(b)	263,669	6,470,437
Astec Industries Inc.(a)(b)	100,413	4,041,623
Briggs & Stratton Corp.	301,227	9,292,853
Bucyrus International Inc. Class A(b)	185,575	9,557,113
Cascade Corp.(b)	73,975	4,429,623
Chart Industries Inc.(a)	80,493	1,461,753
Cognex Corp.(b)	274,788	5,954,656
Columbus McKinnon Corp.(a)	108,536	2,430,121
DXP Enterprises Inc.(a)(b)	10,628	405,990
Gehl Corp.(a)	62,920	1,596,910
Gerber Scientific Inc.(a)	134,687	1,429,029
Gorman-Rupp Co. (The)	67,767	2,170,577
Intermec Inc.(a)(b)	277,877	6,207,772
Intevac Inc.(a)	123,761	3,263,578
iRobot Corp.(a)(b)	68,154	890,773
Kadant Inc.(a)(b)	80,443	2,040,034
Lindsay Corp.(b)	68,788	2,186,771
Middleby Corp. (The)(a)	39,140	5,160,218
NACCO Industries Inc.	32,691	4,492,070
Nordson Corp.(b)	172,053	7,993,582
Presstek Inc.(a)(b)	174,205	1,053,940
Robbins & Myers Inc.	78,708	2,935,021
Sauer-Danfoss Inc.(b)	61,895	1,863,040
Tecumseh Products Co. Class A(a)(b)	98,657	993,476
Tennant Co.	97,366	3,066,055
TurboChef Technologies Inc.(a)(b)	80,160	1,220,035
Wabtec Corp.(b)	285,429	9,844,446

		109,048,587

MANUFACTURING – 1.80%
Actuant Corp. Class A	160,728	8,166,590
Acuity Brands Inc.(b)	264,058	14,375,318
American Railcar Industries Inc.(b)	53,483	1,594,328
Ameron International Corp.(b)	51,392	3,384,677
AptarGroup Inc.(b)	206,808	13,841,659
Barnes Group Inc.	233,006	5,361,468
Blount International Inc.(a)	224,208	2,791,390
Ceradyne Inc.(a)(b)	156,629	8,573,871
CLARCOR Inc.(b)	304,904	9,695,947
EnPro Industries Inc.(a)	124,470	4,487,144
ESCO Technologies Inc.(a)	151,867	6,806,679
Federal Signal Corp.(b)	284,822	4,420,437
Flanders Corp.(a)	76,709	556,140
FreightCar America Inc.	74,287	3,578,405
GenTek Inc.(a)	60,846	2,072,415
Griffon Corp.(a)(b)	175,466	4,342,784
Hexcel Corp.(a)(b)	549,382	10,905,233
Koppers Holdings Inc.	59,788	1,534,160
Lancaster Colony Corp.	143,096	6,323,412
Matthews International Corp. Class A(b)	187,136	7,616,435
Myers Industries Inc.	157,637	2,944,659
PW Eagle Inc.(b)	62,266	2,057,269
Raven Industries Inc.(b)	95,039	2,665,844
Reddy Ice Holdings Inc.	98,555	2,974,390

Smith & Wesson Holding Corp.(a)(b)	173,324	2,268,811
Smith (A.O.) Corp.	120,953	4,622,824
Standex International Corp.(b)	74,071	2,111,764
Tredegar Corp.(b)	201,402	4,589,952

		144,664,005

MEDIA – 1.40%
Acacia Research Corp. - Acacia Technologies Group(a)(b)	164,347	2,599,970
Belo Corp.(b)	534,569	9,980,403
Charter Communications Inc. Class A(a)(b)	2,260,726	6,307,426
Citadel Broadcasting Corp.	219,817	2,090,460
CKX Inc.(a)	313,688	3,481,937
Courier Corp.(b)	58,919	2,301,965
Cox Radio Inc. Class A(a)(b)	266,850	3,642,503
Crown Media Holdings Inc. Class A(a)(b)	93,262	497,086
Cumulus Media Inc. Class A(a)	203,814	1,911,775
Emmis Communications Corp.	195,581	1,650,704
Entercom Communications Corp.(b)	187,957	5,296,628
Entravision Communications Corp.(a)(b)	395,355	3,692,616
Fisher Communications Inc.(a)	45,557	2,214,070
GateHouse Media Inc.(b)	92,980	1,887,494
Gemstar-TV Guide International Inc.(a)	1,443,665	6,048,956
Gray Television Inc.(b)	253,458	2,641,032
Journal Communications Inc. Class A	258,525	3,389,263
Journal Register Co.(b)	236,119	1,407,269
Lee Enterprises Inc.(b)	267,274	8,031,584
Lin TV Corp. Class A(a)	163,267	2,595,945
LodgeNet Entertainment Corp.(a)	98,401	3,022,879
Martha Stewart Living Omnimedia Inc. Class A	149,429	2,541,787
Media General Inc. Class A	130,283	4,971,599
Mediacom Communications Corp.(a)(b)	326,731	2,659,590
Outdoor Channel Holdings Inc.(a)	78,068	797,855
Playboy Enterprises Inc. Class B(a)	127,248	1,309,382
PRIMEDIA Inc.(a)(b)	1,174,612	3,124,468
Private Media Group Inc.(a)(b)	148,933	366,375
Radio One Inc. Class D(a)	452,358	2,922,233
Salem Communications Corp. Class A	58,500	731,250
Scholastic Corp.(a)(b)	206,867	6,433,564
Sinclair Broadcast Group Inc. Class A(b)	268,787	4,152,759
Spanish Broadcasting System Inc. Class A(a)	264,177	1,056,708
Sun-Times Media Group Inc. Class A	392,701	1,947,797
Value Line Inc.	8,221	392,964
Westwood One Inc.(b)	417,328	2,867,043
World Wrestling Entertainment Inc.(b)	127,379	2,076,278

		113,043,617

METAL FABRICATE & HARDWARE – 0.82%
Ampco-Pittsburgh Corp.	42,796	1,236,376
Castle (A.M.) & Co.(b)	59,730	1,753,673
CIRCOR International Inc.	94,535	3,374,900
Dynamic Materials Corp.(a)	69,881	2,286,506
Foster (L.B.) Co. Class A(a)	60,758	1,252,222
Kaydon Corp.(b)	164,396	6,996,694
Ladish Co. Inc.(a)(b)	83,014	3,124,647
Lawson Products Inc.	25,140	952,303
Mueller Industries Inc.	217,364	6,542,656
Mueller Water Products Inc. Class A(b)	652,492	9,010,915
NN Inc.	103,218	1,289,193
Quanex Corp.(b)	222,226	9,411,271
RBC Bearings Inc.(a)(b)	120,922	4,042,422
Valmont Industries Inc.(b)	106,647	6,167,396
Worthington Industries Inc.	426,012	8,767,327

		66,208,501

MINING – 0.77%
AMCOL International Corp.	129,433	3,837,688
Brush Engineered Materials Inc.(a)(b)	114,459	5,547,828
Century Aluminum Co.(a)	136,247	6,387,259
Coeur d’Alene Mines Corp.(a)	1,620,055	6,658,426
Compass Minerals International Inc.(b)	188,453	6,294,330
Hecla Mining Co.(a)	702,618	6,365,719
Royal Gold Inc.(b)	115,001	3,461,530
RTI International Metals Inc.(a)	133,895	12,185,784
Stillwater Mining Co.(a)(b)	243,763	3,093,352
USEC Inc.(a)(b)	511,699	8,315,109

		62,147,025

OFFICE & BUSINESS EQUIPMENT – 0.19%
Global Imaging Systems Inc.(a)(b)	305,918	5,965,401
IKON Office Solutions Inc.(b)	646,811	9,294,674

		15,260,075

OFFICE FURNISHINGS – 0.28%
CompX International Inc.	9,144	147,493
Herman Miller Inc.(b)	390,227	13,068,702
Interface Inc. Class A(b)	318,352	5,090,448
Knoll Inc.	179,061	4,267,024

		22,573,667

OIL & GAS – 2.76%
Alon USA Energy Inc.	71,264	2,579,757
Arena Resources Inc.(a)	69,274	3,472,013
Atlas America Inc.(a)(b)	103,368	5,839,258
ATP Oil & Gas Corp.(a)(b)	119,205	4,482,108
Atwood Oceanics Inc.(a)(b)	159,120	9,338,753
Aurora Oil & Gas Corp.(a)(b)	501,079	1,307,816
Berry Petroleum Co. Class A(b)	207,899	6,374,183
Bill Barrett Corp.(a)(b)	167,729	5,436,097
Bois d’Arc Energy Inc.(a)	99,762	1,319,851
Brigham Exploration Co.(a)	272,008	1,691,890
Bronco Drilling Co. Inc.(a)	80,799	1,338,839
Callon Petroleum Co.(a)	121,169	1,644,263
Carrizo Oil & Gas Inc.(a)	131,042	4,581,228
Clayton Williams Energy Inc.(a)	31,488	893,315
Comstock Resources Inc.(a)(b)	250,751	6,865,562
Crosstex Energy Inc.(b)	187,042	5,377,458
Delek US Holdings Inc.	61,290	1,172,478
Delta Petroleum Corp.(a)(b)	328,025	7,531,454
Edge Petroleum Corp.(a)(b)	168,987	2,115,717
Encore Acquisition Co.(a)(b)	308,160	7,454,390
Energy Partners Ltd.(a)	226,271	4,106,819
EXCO Resources Inc.(a)(b)	306,747	5,085,865
Exploration Co. of Delaware (The)(a)	174,520	1,893,542
Gasco Energy Inc.(a)(b)	436,607	1,065,321
GeoGlobal Resources Inc.(a)(b)	177,491	1,084,470
Geomet Inc.(a)	59,892	528,247
Giant Industries Inc.(a)	86,909	6,574,666
GMX Resources Inc.(a)(b)	56,405	1,733,326
Goodrich Petroleum Corp.(a)(b)	84,096	2,828,148
Grey Wolf Inc.(a)(b)	1,134,505	7,601,184
Gulfport Energy Corp.(a)	81,610	1,090,310
Harvest Natural Resources Inc.(a)	221,821	2,160,537
Houston Exploration Co.(a)	171,015	9,226,259
Mariner Energy Inc.(a)	427,644	8,180,830
McMoRan Exploration Co.(a)	145,511	1,994,956

Meridian Resource Corp. (The)(a)	517,670	1,247,585
Parallel Petroleum Corp.(a)	221,096	5,074,153
Parker Drilling Co.(a)(b)	637,324	5,984,472
Penn Virginia Corp.(b)	108,777	7,984,232
PetroCorp Inc. Escrow(c)	26,106	3
Petrohawk Energy Corp.(a)	836,952	11,022,658
Petroleum Development Corp.(a)(b)	85,411	4,575,467
PetroQuest Energy Inc.(a)(b)	241,937	2,828,244
Pioneer Drilling Co.(a)	244,350	3,100,802
PrimeEnergy Corp.(a)	4,641	269,921
Quest Resource Corp.(a)	116,766	1,070,744
RAM Energy Resources Inc.(a)(b)	153,446	710,455
Rosetta Resources Inc.(a)(b)	298,068	6,122,317
Stone Energy Corp.(a)	160,986	4,779,674
Sulphco Inc.(a)(b)	205,632	703,261
Swift Energy Co.(a)(b)	171,445	7,161,258
Toreador Resources Corp.(a)(b)	71,912	1,305,203
Transmeridian Exploration Inc.(a)(b)	435,962	1,246,851
VAALCO Energy Inc.(a)	343,379	1,778,703
Venoco Inc.(a)	74,400	1,328,784
Warren Resources Inc.(a)(b)	314,874	4,102,808
Western Refining Inc.	136,856	5,340,121
Whiting Petroleum Corp.(a)(b)	217,420	8,568,522

		222,277,148

OIL & GAS SERVICES – 1.59%
Allis-Chalmers Energy Inc.(a)(b)	159,497	2,512,078
Basic Energy Services Inc.(a)	84,411	1,966,776
Cal Dive International Inc.(a)	157,914	1,928,130
CARBO Ceramics Inc.(b)	118,196	5,502,024
Complete Production Services Inc.(a)	153,880	3,063,751
Dawson Geophysical Co.(a)	44,623	2,210,177
Dril-Quip Inc.(a)(b)	130,559	5,650,594
Gulf Island Fabrication Inc.	71,908	1,922,820
Hanover Compressor Co.(a)	601,163	13,375,877
Hercules Offshore Inc.(a)(b)	119,656	3,142,167
Hornbeck Offshore Services Inc.(a)	136,411	3,908,175
Hydril Co.(a)	92,346	8,887,379
Input/Output Inc.(a)(b)	415,624	5,727,299
Lone Star Technologies Inc.(a)(b)	181,323	11,972,758
Lufkin Industries Inc.(b)	87,557	4,918,952
MarkWest Hydrocarbon Inc.(b)	37,259	2,310,058
Matrix Service Co.(a)(b)	141,104	2,854,534
Metretek Technologies Inc.(a)	94,227	1,256,988
NATCO Group Inc. Class A(a)	86,392	2,947,695
Newpark Resources Inc.(a)(b)	527,599	3,719,573
Oil States International Inc.(a)	291,304	9,347,945
RPC Inc.(b)	188,736	3,144,342
Superior Well Services Inc.(a)	77,061	1,760,844
T-3 Energy Services Inc.(a)	8,853	178,122
Trico Marine Services Inc.(a)(b)	70,011	2,608,610
Union Drilling Inc.(a)	80,014	1,136,199
Universal Compression Holdings Inc.(a)(b)	177,166	11,990,595
W-H Energy Services Inc.(a)	171,777	8,028,857

		127,973,319

PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	38,879	1,671,797
Chesapeake Corp.(b)	118,470	1,788,897
Graphic Packaging Corp.(a)	450,779	2,136,692
Greif Inc. Class A(b)	97,213	10,801,336
Silgan Holdings Inc.	135,810	6,941,249

		23,339,971

PHARMACEUTICALS – 3.35%
ACADIA Pharmaceuticals Inc.(a)(b)	143,652	2,157,653
Adams Respiratory Therapeutics Inc.(a)(b)	178,959	6,018,391
Adolor Corp.(a)(b)	262,288	2,295,020
Akorn Inc.(a)	297,574	2,008,625
Alkermes Inc.(a)	569,363	8,790,965
Alnylam Pharmaceuticals Inc.(a)(b)	218,484	3,932,712
Alpharma Inc. Class A(b)	250,199	6,024,792
Altus Pharmaceuticals Inc.(a)(b)	44,065	670,669
Anadys Pharmaceuticals Inc.(a)	169,934	674,638
Animal Health International Inc.(a)	81,302	982,941
Array BioPharma Inc.(a)(b)	230,506	2,927,426
AtheroGenics Inc.(a)(b)	234,082	657,770
Auxilium Pharmaceuticals Inc.(a)	153,771	2,257,358
AVANIR Pharmaceuticals Class A(a)(b)	236,891	289,007
AVI BioPharma Inc.(a)(b)	299,853	803,606
Bentley Pharmaceuticals Inc.(a)(b)	114,880	940,867
Bioenvision Inc.(a)	214,539	877,465
BioMarin Pharmaceutical Inc.(a)(b)	537,529	9,277,751
Bradley Pharmaceuticals Inc.(a)	85,990	1,650,148
Cadence Pharmaceuticals Inc.(a)	41,677	616,820
Caraco Pharmaceutical Laboratories Ltd.(a)	58,212	709,022
CombinatoRX Inc.(a)(b)	146,397	1,023,315
Cubist Pharmaceuticals Inc.(a)(b)	316,408	6,983,125
CV Therapeutics Inc.(a)(b)	352,447	2,773,758
Cypress Bioscience Inc.(a)(b)	190,590	1,448,484
Dendreon Corp.(a)(b)	487,161	6,298,992
Depomed Inc.(a)(b)	219,991	785,368
Durect Corp.(a)	364,927	1,518,096
Emergent BioSolutions Inc.(a)	30,453	408,679
Emisphere Technologies Inc.(a)(b)	142,721	456,707
Genta Inc.(a)(b)	900,280	279,087
HealthExtras Inc.(a)	160,217	4,611,045
Hi-Tech Pharmacal Co. Inc.(a)(b)	52,430	584,595
Idenix Pharmaceuticals Inc.(a)(b)	147,540	1,077,042
I-Flow Corp.(a)(b)	139,166	2,051,307
Indevus Pharmaceuticals Inc.(a)(b)	325,159	2,298,874
Isis Pharmaceuticals Inc.(a)	492,184	4,562,546
K-V Pharmaceutical Co. Class A(a)	227,985	5,638,069
Mannatech Inc.(b)	97,839	1,571,294
MannKind Corp.(a)(b)	192,395	2,751,249
Medarex Inc.(a)(b)	713,497	9,232,651
Medicines Co. (The)(a)(b)	292,334	7,331,737
Medicis Pharmaceutical Corp. Class A(b)	320,400	9,874,728
MGI Pharma Inc.(a)(b)	459,501	10,324,987
Nabi Biopharmaceuticals(a)(b)	358,015	1,901,060
Nastech Pharmaceutical Co. Inc.(a)(b)	151,309	1,632,624
NBTY Inc.(a)(b)	324,504	17,211,692
Neurocrine Biosciences Inc.(a)(b)	224,129	2,801,613
New River Pharmaceuticals Inc.(a)	141,306	8,991,301
Noven Pharmaceuticals Inc.(a)(b)	139,887	3,245,378
NPS Pharmaceuticals Inc.(a)	276,276	936,576
Nuvelo Inc.(a)	307,496	1,131,585
Obagi Medical Products Inc.(a)	34,975	515,182
Onyx Pharmaceuticals Inc.(a)(b)	275,982	6,855,393
OSI Pharmaceuticals Inc.(a)(b)	334,987	11,054,571
Osiris Therapeutics Inc.(a)(b)	20,440	382,432
Pain Therapeutics Inc.(a)(b)	210,823	1,652,852
Par Pharmaceutical Companies Inc.(a)	206,768	5,194,012
Penwest Pharmaceuticals Co.(a)(b)	132,572	1,336,326
Perrigo Co.(b)	453,582	8,010,258
PetMed Express Inc.(a)	111,100	1,316,535

Pharmion Corp.(a)	142,821	3,754,764
POZEN Inc.(a)	149,540	2,205,715
Progenics Pharmaceuticals Inc.(a)	131,653	3,117,543
Renovis Inc.(a)	131,860	461,510
Rigel Pharmaceuticals Inc.(a)	146,879	1,595,106
Salix Pharmaceuticals Ltd.(a)(b)	274,974	3,464,672
Santarus Inc.(a)(b)	298,791	2,103,489
Sciele Pharma Inc.(a)	171,782	4,067,798
Somaxon Pharmaceuticals Inc.(a)(b)	29,644	361,657
Synta Pharmaceuticals Corp.	28,910	233,304
Tanox Inc.(a)(b)	144,881	2,717,968
Tiens Biotech Group (USA) Inc.(a)(b)	19,848	89,713
Trimeris Inc.(a)	105,000	722,400
Trubion Pharmaceuticals Inc.(a)(b)	27,881	548,977
United Therapeutics Inc.(a)(b)	126,606	6,808,871
USANA Health Sciences Inc.(a)(b)	55,217	2,588,021
Valeant Pharmaceuticals International	546,182	9,443,487
ViroPharma Inc.(a)(b)	404,218	5,800,528
XenoPort Inc.(a)	119,132	3,319,018
Zymogenetics Inc.(a)(b)	221,977	3,453,962

		269,477,274

REAL ESTATE – 0.16%
Avatar Holdings Inc.(a)(b)	34,406	2,457,965
California Coastal Communities Inc.(a)	64,243	1,303,490
Consolidated-Tomoka Land Co.	33,303	2,512,711
HFF Inc. Class A(a)	116,769	1,751,535
HouseValues Inc.(a)(b)	81,947	414,652
Meruelo Maddux Properties Inc.(a)	327,744	2,867,760
Resource Capital Corp.	31,419	507,103
Tarragon Corp.(b)	80,064	830,264

		12,645,480

REAL ESTATE INVESTMENT TRUSTS – 7.25%
Acadia Realty Trust(b)	187,136	4,878,636
Affordable Residential Communities Inc.(a)	275,059	3,336,466
Agree Realty Corp.(b)	45,466	1,552,209
Alexander’s Inc.(a)	11,815	4,864,236
Alexandria Real Estate Equities Inc.(b)	170,892	17,152,430
American Campus Communities Inc.	135,446	4,102,659
American Financial Realty Trust(b)	755,731	7,617,768
American Home Mortgage Investment Corp.(b)	256,796	6,930,924
Anthracite Capital Inc.(b)	336,875	4,042,500
Anworth Mortgage Asset Corp.	267,881	2,617,197
Arbor Realty Trust Inc.(b)	70,954	2,159,840
Ashford Hospitality Trust Inc.(b)	354,690	4,234,999
BioMed Realty Trust Inc.(b)	383,729	10,092,073
Capital Lease Funding Inc.	197,646	2,116,789
Capital Trust Inc. Class A	65,847	3,000,648
CBRE Realty Finance Inc.	59,747	790,453
Cedar Shopping Centers Inc.	254,011	4,114,978
Corporate Office Properties Trust(b)	219,192	10,012,691
Cousins Properties Inc.(b)	223,213	7,334,779
Crescent Real Estate Equities Co.	464,018	9,308,201
Crystal River Capital Inc.	44,992	1,207,585
DCT Industrial Trust Inc.	1,234,402	14,602,976
Deerfield Triarc Capital Corp.	304,894	4,570,361
DiamondRock Hospitality Co.	511,219	9,713,161
Digital Realty Trust Inc.	195,682	7,807,712
EastGroup Properties Inc.(b)	137,487	7,015,962
Education Realty Trust Inc.	157,150	2,322,677
Entertainment Properties Trust(b)	154,482	9,307,541
Equity Inns Inc.(b)	321,332	5,263,418

Equity Lifestyle Properties Inc.(b)	114,556	6,187,170
Equity One Inc.	224,999	5,962,474
Extra Space Storage Inc.(b)	335,216	6,348,991
FelCor Lodging Trust Inc.(b)	358,492	9,310,037
Fieldstone Investment Corp.	289,580	889,011
First Industrial Realty Trust Inc.	263,109	11,918,838
First Potomac Realty Trust	141,465	4,041,655
Franklin Street Properties Corp.	343,868	6,595,388
Getty Realty Corp.	103,459	2,973,412
Glimcher Realty Trust(b)	215,887	5,833,267
GMH Communities Trust	236,109	2,358,729
Gramercy Capital Corp.	110,131	3,378,819
Healthcare Realty Trust Inc.	281,623	10,504,538
Hersha Hospitality Trust	247,035	2,910,072
Highland Hospitality Corp.	351,826	6,262,503
Highwoods Properties Inc.(b)	317,939	12,555,411
Home Properties Inc.(b)	202,788	10,709,234
HomeBanc Corp.(b)	337,050	1,176,305
Impac Mortgage Holdings Inc.(b)	452,357	2,261,785
Inland Real Estate Corp.(b)	394,278	7,231,059
Innkeepers USA Trust(b)	268,766	4,375,510
Investors Real Estate Trust	276,764	2,930,931
JER Investors Trust Inc.	151,735	2,886,000
Kite Realty Group Trust	169,061	3,372,767
KKR Financial Corp.(b)	472,925	12,972,333
LaSalle Hotel Properties(b)	235,321	10,909,482
Lexington Realty Trust(b)	402,587	8,506,663
Longview Fibre Co.(b)	387,170	9,535,997
LTC Properties Inc.	137,880	3,572,471
Luminent Mortgage Capital Inc.(b)	283,445	2,533,998
Maguire Properties Inc.	221,194	7,865,659
Medical Properties Trust Inc.	298,445	4,384,157
MFA Mortgage Investments Inc.	467,574	3,600,320
Mid-America Apartment Communities Inc.	150,684	8,477,482
National Health Investors Inc.(b)	139,237	4,363,688
National Retail Properties Inc.(b)	338,040	8,177,188
Nationwide Health Properties Inc.	529,194	16,542,604
Newcastle Investment Corp.(b)	281,178	7,797,066
NorthStar Realty Finance Corp.	345,940	5,261,747
NovaStar Financial Inc.(b)	220,256	1,101,280
Omega Healthcare Investors Inc.(b)	341,677	5,859,761
Parkway Properties Inc.(b)	89,277	4,664,723
Pennsylvania Real Estate Investment Trust(b)	215,572	9,556,307
Post Properties Inc.	252,495	11,546,596
PS Business Parks Inc.	94,056	6,632,829
Quadra Realty Trust Inc.(a)	117,699	1,534,795
RAIT Financial Trust	365,682	10,217,155
Ramco-Gershenson Properties Trust(b)	99,362	3,548,217
Realty Income Corp.(b)	586,834	16,548,719
Redwood Trust Inc.(b)	120,327	6,278,663
Republic Property Trust	155,020	1,781,180
Saul Centers Inc.	64,809	3,687,632
Senior Housing Properties Trust(b)	437,821	10,463,922
Sovran Self Storage Inc.	117,380	6,504,026
Spirit Finance Corp.	632,931	9,430,672
Strategic Hotels & Resorts Inc.	430,709	9,850,315
Sun Communities Inc.	106,781	3,312,347
Sunstone Hotel Investors Inc.(b)	341,195	9,300,976
Tanger Factory Outlet Centers Inc.	182,411	7,367,580
Universal Health Realty Income Trust(b)	69,990	2,502,143
Urstadt Biddle Properties Inc. Class A(b)	125,752	2,459,709
U-Store-It Trust	277,239	5,578,049
Washington Real Estate Investment Trust(b)	264,989	9,915,888

Winston Hotels Inc.	173,723	2,611,057
Winthrop Realty Trust Inc.	232,537	1,537,070

		583,338,241

RETAIL – 6.68%
AC Moore Arts & Crafts Inc.(a)	92,184	1,967,207
Aeropostale Inc.(a)(b)	320,839	12,907,353
AFC Enterprises Inc.(a)	151,678	3,041,144
America’s Car-Mart Inc.(a)(b)	55,341	739,356
Applebee’s International Inc.(b)	437,236	10,834,708
Asbury Automotive Group Inc.	72,901	2,059,453
Bebe Stores Inc.(b)	140,833	2,447,678
Big 5 Sporting Goods Corp.	133,906	3,470,844
Big Lots Inc.(a)(b)	663,754	20,762,225
BJ’s Restaurants Inc.(a)	93,651	1,978,846
Blockbuster Inc. Class A(a)(b)	1,111,504	7,158,086
Bob Evans Farms Inc.(b)	209,453	7,739,288
Bon-Ton Stores Inc. (The)	39,300	2,210,232
Books-A-Million Inc.	84,602	1,204,732
Borders Group Inc.(b)	346,254	7,070,507
Brown Shoe Co. Inc.(b)	165,423	6,947,766
Buckle Inc. (The)(b)	85,314	3,045,710
Buffalo Wild Wings Inc.(a)	43,220	2,753,114
Build-A-Bear Workshop Inc.(a)(b)	87,171	2,394,587
Cabela’s Inc. Class A(a)(b)	188,979	4,688,569
Cache Inc.(a)(b)	73,398	1,302,815
California Pizza Kitchen Inc.(a)(b)	117,158	3,853,327
Carrols Restaurant Group Inc.(a)	68,912	999,913
Casey’s General Store Inc.(b)	293,804	7,348,038
Cash America International Inc.(b)	174,405	7,150,605
Casual Male Retail Group Inc.(a)	221,171	2,616,453
Cato Corp. Class A	180,327	4,217,849
CBRL Group Inc.	152,290	7,051,027
CEC Entertainment Inc.(a)	194,271	8,070,017
Charlotte Russe Holding Inc.(a)	100,752	2,908,710
Charming Shoppes Inc.(a)(b)	720,200	9,326,590
Children’s Place Retail Stores Inc. (The)(a)	131,532	7,334,224
Chipotle Mexican Grill Inc. Class B(a)	142,426	8,175,252
Christopher & Banks Corp.(b)	215,793	4,201,490
Citi Trends Inc.(a)(b)	37,558	1,605,229
CKE Restaurants Inc.	398,280	7,511,561
Conn’s Inc.(a)(b)	46,741	1,156,840
Cosi Inc.(a)(b)	205,368	1,145,953
Cost Plus Inc.(a)(b)	130,938	1,309,380
CSK Auto Corp.(a)	258,522	4,446,578
Deb Shops Inc.(b)	29,352	794,852
dELiA*s Inc.(a)	144,270	1,324,399
Denny’s Corp.(a)	542,966	2,660,533
Domino’s Pizza Inc.	225,881	7,334,356
Dress Barn Inc.(a)	271,317	5,646,107
DSW Inc. Class A(a)(b)	95,452	4,029,029
EZCORP Inc.(a)	209,439	3,085,036
Finish Line Inc. (The) Class A(b)	251,092	3,163,759
First Cash Financial Services Inc.(a)(b)	164,806	3,671,878
Fred’s Inc.	235,714	3,464,996
Genesco Inc.(a)(b)	137,545	5,712,244
Group 1 Automotive Inc.(b)	146,454	5,824,476
Guitar Center Inc.(a)(b)	170,797	7,706,361
Haverty Furniture Companies Inc.(b)	134,243	1,879,402
Hibbett Sports Inc.(a)(b)	189,035	5,404,511
Hot Topic Inc.(a)	260,253	2,888,808
IHOP Corp.	108,291	6,351,267
Insight Enterprises Inc.(a)(b)	284,674	5,118,439

J. Crew Group Inc.(a)	127,472	5,120,550
Jack in the Box Inc.(a)(b)	207,844	14,368,256
Jo-Ann Stores Inc.(a)	141,918	3,867,266
Jos. A. Bank Clothiers Inc.(a)(b)	106,259	3,756,256
Kenneth Cole Productions Inc. Class A	54,823	1,407,306
Krispy Kreme Doughnuts Inc.(a)(b)	324,689	3,308,581
Landry’s Restaurants Inc.	97,298	2,880,021
Lithia Motors Inc. Class A	93,359	2,558,970
Longs Drug Stores Corp.(b)	187,582	9,686,734
Luby’s Inc.(a)	127,654	1,247,180
MarineMax Inc.(a)	98,248	2,277,389
McCormick & Schmick’s Seafood Restaurants Inc.(a)	71,107	1,906,379
Men’s Wearhouse Inc. (The)	280,160	13,181,528
Morton’s Restaurant Group Inc.(a)	59,253	1,054,111
Movado Group Inc.(b)	105,091	3,094,930
New York & Co. Inc.(a)(b)	126,795	2,002,093
99 Cents Only Stores(a)	279,380	4,115,267
Nu Skin Enterprises Inc. Class A(b)	313,517	5,179,301
O’Charley’s Inc.(a)(b)	137,136	2,645,353
P.F. Chang’s China Bistro Inc.(a)(b)	156,257	6,544,043
Pacific Sunwear of California Inc.(a)(b)	428,626	8,928,280
Pantry Inc. (The)(a)(b)	133,504	6,037,051
Papa John’s International Inc.(a)	128,890	3,789,366
Payless ShoeSource Inc.(a)(b)	391,316	12,991,691
Pep Boys - Manny, Moe & Jack Inc.	319,421	6,097,747
Pier 1 Imports Inc.	514,136	3,552,680
PriceSmart Inc.(a)	47,237	725,560
Rare Hospitality International Inc.(a)(b)	174,481	5,250,133
Red Robin Gourmet Burgers Inc.(a)	97,476	3,784,018
Regis Corp.(b)	268,792	10,851,133
Restoration Hardware Inc.(a)	177,316	1,163,193
Retail Ventures Inc.(a)(b)	126,101	2,654,426
Ruby Tuesday Inc.	347,659	9,943,047
Rush Enterprises Inc. Class A(a)	128,717	2,472,654
Ruth’s Chris Steak House Inc.(a)	104,078	2,119,028
School Specialty Inc.(a)(b)	124,404	4,492,228
Select Comfort Corp.(a)(b)	289,178	5,147,368
Shoe Carnival Inc.(a)	49,684	1,654,477
Smart & Final Inc.(a)	82,693	1,800,227
Sonic Automotive Inc.(b)	177,610	5,061,885
Sonic Corp.(a)	409,322	9,119,694
Stage Stores Inc.	256,930	5,989,038
Steak n Shake Co. (The)(a)	167,125	2,802,686
Stein Mart Inc.(b)	155,973	2,545,479
Susser Holdings Corp.(a)(b)	44,179	766,506
Syms Corp.(a)(b)	39,371	734,269
Systemax Inc.(b)	57,812	1,082,819
Talbots Inc. (The)(b)	133,204	3,146,278
Texas Roadhouse Inc. Class A(a)	307,949	4,388,273
Triarc Companies Inc. Class B(b)	381,833	6,563,709
Tuesday Morning Corp.(b)	177,527	2,634,501
Tween Brands Inc.(a)	195,811	6,994,369
Under Armour Inc. Class A(a)	122,582	6,288,457
West Marine Inc.(a)(b)	85,784	1,562,127
Wet Seal Inc. Class A(a)	459,405	3,009,103
World Fuel Services Corp.(b)	162,057	7,496,757
Zale Corp.(a)(b)	279,269	7,367,116
Zumiez Inc.(a)	85,447	3,428,134

		537,850,730

SAVINGS & LOANS – 1.55%
Abington Community Bancorp Inc.	41,593	826,037

Anchor BanCorp Wisconsin Inc.	115,560	3,276,126
BankAtlantic Bancorp Inc. Class A(b)	279,260	3,060,690
BankFinancial Corp.	144,653	2,353,504
BankUnited Financial Corp. Class A(b)	185,019	3,924,253
Berkshire Hills Bancorp Inc.	51,765	1,741,892
BFC Financial Corp. Class A(a)(b)	97,269	427,984
Brookline Bancorp Inc.	363,515	4,605,735
Citizens First Bancorp Inc.	49,638	1,130,754
Clifton Savings Bancorp Inc.	79,008	943,356
Dime Community Bancshares Inc.(b)	148,822	1,968,915
Downey Financial Corp.(b)	122,666	7,916,864
First Financial Holdings Inc.	71,193	2,463,278
First Niagara Financial Group Inc.	649,772	9,038,329
First Place Financial Corp.	103,884	2,228,312
FirstFed Financial Corp.(a)(b)	97,817	5,558,940
Flagstar Bancorp Inc.(b)	239,850	2,866,208
Flushing Financial Corp.	113,934	1,849,149
Franklin Bank Corp.(a)	138,952	2,483,072
Home Federal Bancorp Inc.	37,581	583,633
Investors Bancorp Inc.(a)	313,800	4,531,272
Kearny Financial Corp.	130,045	1,870,047
KNBT Bancorp Inc.	171,080	2,521,719
MAF Bancorp Inc.(b)	196,379	8,118,308
NASB Financial Inc.	23,322	812,072
NewAlliance Bancshares Inc.	670,026	10,861,121
Northwest Bancorp Inc.(b)	110,539	2,994,502
OceanFirst Financial Corp.	51,779	898,366
Oritani Financial Corp.(a)	85,166	1,277,490
Partners Trust Financial Group Inc.	265,570	3,035,465
PennFed Financial Services Inc.	56,736	1,229,469
PFF Bancorp Inc.(b)	144,609	4,385,991
Provident Financial Services Inc.(b)	374,736	6,539,143
Provident New York Bancorp	250,657	3,546,797
Rockville Financial Inc.	52,360	786,971
Roma Financial Corp.(a)(b)	59,743	926,017
TierOne Corp.	107,159	2,897,579
United Community Financial Corp.	161,085	1,779,989
ViewPoint Financial Group	69,673	1,208,827
Wauwatosa Holdings Inc.(a)	62,123	1,085,910
Westfield Financial Inc.	74,586	799,562
Willow Financial Bancorp Inc.	94,141	1,214,419
WSFS Financial Corp.	35,384	2,281,560

		124,849,627

SEMICONDUCTORS – 3.19%
Actel Corp.(a)	153,282	2,532,219
Advanced Analogic Technologies Inc.(a)	219,784	1,446,179
AMIS Holdings Inc.(a)(b)	258,871	2,834,637
Amkor Technology Inc.(a)	596,511	7,444,457
ANADIGICS Inc.(a)(b)	292,349	3,455,565
Applied Micro Circuits Corp.(a)	1,741,192	6,355,351
Asyst Technologies Inc.(a)	288,998	2,031,656
ATMI Inc.(a)	205,604	6,285,314
Axcelis Technologies Inc.(a)(b)	596,046	4,553,791
Bookham Inc.(a)(b)	413,322	938,241
Brooks Automation Inc.(a)	435,061	7,461,296
Cabot Microelectronics Corp.(a)(b)	142,916	4,789,115
Cirrus Logic Inc.(a)(b)	516,765	3,958,420
Cohu Inc.(b)	134,478	2,528,186
Conexant Systems Inc.(a)(b)	2,835,600	4,678,740
Credence Systems Corp.(a)(b)	595,802	1,972,105
Diodes Inc.(a)	116,760	4,069,086
DSP Group Inc.(a)	165,737	3,149,003

EMCORE Corp.(a)(b)	241,928	1,209,640
Emulex Corp.(a)(b)	496,489	9,080,784
Entegris Inc.(a)(b)	803,644	8,598,991
Exar Corp.(a)	185,652	2,458,032
FormFactor Inc.(a)(b)	269,605	12,064,824
Genesis Microchip Inc.(a)(b)	211,043	1,960,589
Hittite Microwave Corp.(a)	76,984	3,092,447
Ikanos Communications Inc.(a)	121,983	947,808
IPG Photonics Corp.(a)	72,677	1,395,398
IXYS Corp.(a)	162,714	1,664,564
Kopin Corp.(a)	406,285	1,373,243
Kulicke & Soffa Industries Inc.(a)	334,680	3,095,790
Lattice Semiconductor Corp.(a)(b)	673,915	3,942,403
LTX Corp.(a)	367,701	2,250,330
Mattson Technology Inc.(a)	311,828	2,837,635
Micrel Inc.(a)(b)	402,451	4,435,010
Microsemi Corp.(a)(b)	439,937	9,155,089
Microtune Inc.(a)	314,305	1,294,937
Mindspeed Technologies Inc.(a)(b)	657,076	1,425,855
MIPS Technologies Inc. Class A(a)(b)	259,326	2,315,781
MKS Instruments Inc.(a)(b)	214,580	5,476,082
Monolithic Power Systems Inc.(a)(b)	132,358	1,707,418
MoSys Inc.(a)	134,194	1,127,230
NetLogic Microsystems Inc.(a)(b)	94,201	2,507,631
Nextest Systems Corp.(a)	36,441	510,174
OmniVision Technologies Inc.(a)(b)	314,639	4,077,721
ON Semiconductor Corp.(a)(b)	795,353	7,094,549
Pericom Semiconductor Corp.(a)(b)	156,995	1,535,411
Photronics Inc.(a)(b)	244,437	3,800,995
PLX Technology Inc.(a)(b)	149,065	1,451,893
Rudolph Technologies Inc.(a)	145,205	2,532,375
Semitool Inc.(a)(b)	130,604	1,697,852
Semtech Corp.(a)(b)	425,928	5,741,509
Silicon Image Inc.(a)	510,572	4,166,268
SiRF Technology Holdings Inc.(a)(b)	299,744	8,320,893
Skyworks Solutions Inc.(a)(b)	946,303	5,441,242
Staktek Holdings Inc.(a)	71,065	230,961
Standard Microsystems Corp.(a)(b)	131,110	4,004,099
Supertex Inc.(a)	71,419	2,371,825
Techwell Inc.(a)	33,253	414,665
Tessera Technologies Inc.(a)(b)	271,436	10,786,867
Transmeta Corp.(a)	1,165,147	664,134
TranSwitch Corp.(a)(b)	753,454	1,197,992
TriQuint Semiconductor Inc.(a)(b)	825,324	4,126,620
Ultratech Inc.(a)(b)	142,838	1,944,025
Varian Semiconductor Equipment Associates Inc.(a)(b)	336,619	17,968,722
Veeco Instruments Inc.(a)	178,835	3,487,283
Virage Logic Corp.(a)	92,173	670,098
Volterra Semiconductor Corp.(a)(b)	111,312	1,453,735
Zoran Corp.(a)(b)	289,228	4,922,661

		256,515,441

SOFTWARE – 3.81%
Actuate Corp.(a)	337,506	1,761,781
Advent Software Inc.(a)(b)	120,263	4,193,571
Allscripts Healthcare Solutions Inc.(a)(b)	287,343	7,703,666
Altiris Inc.(a)	138,084	4,544,344
American Reprographics Co.(a)(b)	153,993	4,741,444
ANSYS Inc.(a)(b)	193,890	9,843,795
Aspen Technology Inc.(a)	562,180	7,308,340
Avid Technology Inc.(a)(b)	248,805	8,678,318
Blackbaud Inc.	257,538	6,289,078

Blackboard Inc.(a)	163,266	5,490,636
Borland Software Corp.(a)	424,217	2,235,624
Bottomline Technologies Inc.(a)	121,758	1,327,162
CommVault Systems Inc.(a)	75,948	1,230,358
Computer Programs & Systems Inc.	55,740	1,494,947
Concur Technologies Inc.(a)(b)	190,000	3,317,400
Convera Corp. Class A(a)(b)	168,226	528,230
CSG Systems International Inc.(a)(b)	278,250	6,961,815
Dendrite International Inc.(a)	220,271	3,449,444
Digi International Inc.(a)	148,792	1,889,658
DivX Inc.(a)(b)	53,865	1,079,455
Double-Take Software Inc.(a)	55,326	747,454
Eclipsys Corp.(a)(b)	266,676	5,138,847
eFunds Corp.(a)	273,862	7,301,161
Emageon Inc.(a)(b)	125,288	1,378,168
Epicor Software Corp.(a)(b)	341,308	4,747,594
EPIQ Systems Inc.(a)	88,158	1,796,660
FalconStor Software Inc.(a)(b)	218,734	2,279,208
Guidance Software Inc.	18,395	221,476
Hyperion Solutions Corp.(a)	348,483	18,061,874
Infocrossing Inc.(a)(b)	101,922	1,515,580
Informatica Corp.(a)(b)	502,333	6,746,332
infoUSA Inc.	200,738	1,931,100
Innerworkings Inc.(a)(b)	67,887	801,067
InPhonic Inc.(a)(b)	141,438	1,541,674
Inter-Tel Inc.(b)	125,167	2,958,948
INVESTools Inc.(a)	410,498	5,705,922
JDA Software Group Inc.(a)(b)	173,205	2,603,271
Keane Inc.(a)	255,335	3,467,449
Lawson Software Inc.(a)	733,247	5,931,968
ManTech International Corp. Class A(a)(b)	106,285	3,550,982
MapInfo Corp.(a)	126,397	2,544,372
MicroStrategy Inc. Class A(a)	56,086	7,088,710
Midway Games Inc.(a)(b)	213,776	1,336,100
Neoware Inc.(a)(b)	117,767	1,185,914
Nuance Communications Inc.(a)(b)	738,872	11,312,130
Omnicell Inc.(a)	170,096	3,558,408
Omniture Inc.(a)(b)	82,050	1,495,772
OPNET Technologies Inc.(a)(b)	76,897	1,038,878
Packeteer Inc.(a)	206,435	2,563,923
Parametric Technology Corp.(a)	655,578	12,514,984
PDF Solutions Inc.(a)	124,627	1,407,039
Pegasystems Inc.	84,567	782,245
Phase Forward Inc.(a)	200,386	2,631,068
Progress Software Corp.(a)	239,526	7,473,211
QAD Inc.(b)	90,132	820,201
Quality Systems Inc.(b)	97,055	3,882,200
Quest Software Inc.(a)	390,346	6,350,929
Renaissance Learning Inc.(b)	47,213	621,795
Schawk Inc.	92,188	1,669,525
Smith Micro Software Inc.(a)	141,516	2,636,443
SPSS Inc.(a)(b)	114,175	4,121,718
Sybase Inc.(a)	529,158	13,377,114
Synchronoss Technologies Inc.(a)	48,304	840,490
SYNNEX Corp.(a)	74,539	1,583,208
Take-Two Interactive Software Inc.(a)(b)	421,233	8,483,633
Taleo Corp. Class A(a)	85,720	1,421,238
THQ Inc.(a)(b)	375,780	12,847,918
Transaction Systems Architects Inc. Class A(a)(b)	217,983	7,060,469
Trident Microsystems Inc.(a)(b)	332,707	6,674,102
Ultimate Software Group Inc.(a)	147,126	3,853,230
VA Software Corp.(a)	393,194	1,584,572
Wind River Systems Inc.(a)(b)	444,916	4,422,465
Witness Systems Inc.(a)	197,333	5,318,124

		306,997,929

STORAGE & WAREHOUSING – 0.07%
Mobile Mini Inc.(a)	207,683	5,561,751

		5,561,751

TELECOMMUNICATIONS – 4.57%
Acme Packet Inc.(a)	79,555	1,175,823
Adaptec Inc.(a)	673,191	2,605,249
ADTRAN Inc.(b)	382,493	9,313,705
Aeroflex Inc.(a)(b)	443,348	5,830,026
Alaska Communications Systems Group Inc.	247,664	3,653,044
Anaren Inc.(a)	102,310	1,801,679
Andrew Corp.(a)	939,715	9,951,582
Anixter International Inc.(a)	182,592	12,040,116
Arris Group Inc.(a)(b)	629,684	8,865,951
Atheros Communications Inc.(a)	325,715	7,794,360
Atlantic Tele-Network Inc.	37,580	981,965
Avanex Corp.(a)	977,591	1,749,888
Black Box Corp.(b)	103,461	3,780,465
CalAmp Corp.(a)	138,421	1,194,573
Carrier Access Corp.(a)	124,196	634,642
Cbeyond Inc.(a)(b)	97,272	2,852,988
C-COR Inc.(a)(b)	283,651	3,931,403
Centennial Communications Corp.(a)	134,781	1,109,248
Cincinnati Bell Inc.(a)(b)	1,438,408	6,760,518
CommScope Inc.(a)(b)	340,968	14,627,527
Comtech Telecommunications Corp.(a)(b)	134,425	5,206,280
Consolidated Communications Holdings Inc.	120,403	2,394,816
CPI International Inc.(a)	41,859	804,530
CT Communications Inc.	113,469	2,734,603
Ditech Networks Inc.(a)	192,674	1,564,513
Dobson Communications Corp. Class A(a)	866,245	7,441,045
EMS Technologies Inc.(a)	90,358	1,741,199
Eschelon Telecom Inc.(a)	55,725	1,610,453
Extreme Networks Inc.(a)(b)	705,359	2,983,669
FairPoint Communications Inc.	162,283	3,117,456
FiberTower Corp.(a)(b)	697,513	3,620,092
Finisar Corp.(a)(b)	1,343,954	4,703,839
Foundry Networks Inc.(a)(b)	857,354	11,634,294
General Communication Inc. Class A(a)(b)	315,750	4,420,500
Globalstar Inc.(a)(b)	112,581	1,193,359
Golden Telecom Inc.	127,310	7,050,428
Harmonic Inc.(a)(b)	464,918	4,565,495
Harris Stratex Networks Inc.(a)	142,807	2,740,466
Hypercom Corp.(a)(b)	319,108	1,901,884
I.D. Systems Inc.(a)(b)	65,613	789,324
IDT Corp. Class B	266,235	3,021,767
InterDigital Communications Corp.(a)(b)	304,480	9,642,882
Iowa Telecommunications Services Inc.(b)	185,735	3,714,700
iPCS Inc.(a)	98,604	4,830,610
Ixia(a)	255,005	2,371,547
Lightbridge Inc.(a)	160,712	2,823,710
Loral Space & Communications Inc.(a)	67,532	3,436,028
MasTec Inc.(a)	237,808	2,618,266
MRV Communications Inc.(a)(b)	743,742	2,640,284
NETGEAR Inc.(a)	195,195	5,568,913
Newport Corp.(a)(b)	240,306	3,933,809
North Pittsburgh Systems Inc.(b)	89,264	1,943,277
Novatel Wireless Inc.(a)	173,694	2,786,052
NTELOS Holdings Corp.(a)	89,986	1,729,531
Oplink Communications Inc.(a)	96,665	1,737,070

Opnext Inc.(a)	138,698	2,051,343
Optical Communication Products Inc.(a)	112,248	150,412
Optium Corp.(a)	35,436	687,813
ORBCOMM Inc.(a)(b)	54,913	700,141
PAETEC Holding Corp.(a)(b)	366,743	3,843,467
ParkerVision Inc.(a)(b)	112,519	1,486,376
Plantronics Inc.	277,262	6,548,928
Polycom Inc.(a)(b)	513,224	17,105,756
Powerwave Technologies Inc.(a)(b)	767,601	4,367,650
Premiere Global Services Inc.(a)(b)	426,185	4,781,796
Radyne Corp.(a)	107,929	984,312
RCN Corp.(a)	171,784	4,389,081
RF Micro Devices Inc.(a)(b)	1,115,699	6,950,805
SafeNet Inc.(a)	153,549	4,345,437
SAVVIS Inc.(a)(b)	192,429	9,213,501
Shenandoah Telecommunications Co.	45,546	2,144,761
Sirenza Microdevices Inc.(a)	167,122	1,440,592
Sonus Networks Inc.(a)	1,485,193	11,985,508
SureWest Communications	86,923	2,161,775
Switch & Data Facilities Co. Inc.(a)	89,434	1,620,544
Sycamore Networks Inc.(a)(b)	1,088,510	4,071,027
Symmetricom Inc.(a)	273,940	2,273,702
Syniverse Holdings Inc.(a)	140,890	1,484,981
Tekelec(a)	340,707	5,079,941
3Com Corp.(a)	2,304,514	9,010,650
Time Warner Telecom Inc. Class A(a)(b)	835,061	17,344,217
USA Mobility Inc.(b)	161,537	3,219,432
UTStarcom Inc.(a)(b)	712,387	5,905,688
Viasat Inc.(a)	137,895	4,546,398
Vonage Holdings Corp.(a)(b)	185,803	641,020
Wireless Facilities Inc.(a)	339,336	441,137
Zhone Technologies Inc.(a)	660,557	819,091

		367,468,725

TEXTILES – 0.08%
G&K Services Inc. Class A	125,324	4,546,755
UniFirst Corp.	57,438	2,203,896

		6,750,651

TOYS, GAMES & HOBBIES – 0.26%
JAKKS Pacific Inc.(a)	162,650	3,887,335
LeapFrog Enterprises Inc.(a)(b)	202,499	2,166,739
Marvel Entertainment Inc.(a)(b)	275,032	7,632,138
RC2 Corp.(a)(b)	123,002	4,968,051
Topps Co. Inc. (The)	205,770	2,000,084

		20,654,347

TRANSPORTATION – 1.48%
ABX Air Inc.(a)	343,838	2,355,290
American Commercial Lines Inc.(a)	361,878	11,381,063
Arkansas Best Corp.(b)	149,192	5,303,776
Atlas Air Worldwide Holdings Inc.(a)	125,087	6,595,838
Bristow Group Inc.(a)	137,643	5,017,087
Celadon Group Inc.(a)	136,698	2,282,857
Dynamex Inc.(a)	65,832	1,674,766
EGL Inc.(a)	183,245	7,261,999
Florida East Coast Industries Inc.(b)	207,302	12,995,762
Forward Air Corp.(b)	185,364	6,094,768
Genesee & Wyoming Inc. Class A(a)(b)	213,337	5,676,898
GulfMark Offshore Inc.(a)	103,243	4,506,557
Heartland Express Inc.(b)	356,916	5,667,826
Horizon Lines Inc. Class A	84,645	2,778,049
Hub Group Inc. Class A(a)(b)	233,010	6,754,960

Knight Transportation Inc.(b)	337,592	6,015,889
Marten Transport Ltd.(a)	90,804	1,441,968
Old Dominion Freight Line Inc.(a)(b)	166,006	4,782,633
P.A.M. Transportation Services Inc.(a)	31,522	649,984
Pacer International Inc.(b)	221,537	5,968,207
Patriot Transportation Holding Inc.(a)	9,117	816,974
PHI Inc.(a)	82,004	2,219,028
Quality Distribution Inc.(a)	51,265	443,442
Saia Inc.(a)	86,612	2,057,035
SIRVA Inc.(a)	292,750	1,045,118
U.S. Xpress Enterprises Inc. Class A(a)	54,898	947,539
Universal Truckload Services Inc.(a)	35,359	856,041
USA Truck Inc.(a)	51,520	800,621
Werner Enterprises Inc.	281,171	5,108,877

		119,500,852

TRUCKING & LEASING – 0.13%
AMERCO(a)(b)	60,660	4,245,593
Greenbrier Companies Inc. (The)(b)	79,863	2,132,342
Interpool Inc.(b)	70,901	1,731,402
TAL International Group Inc.	95,288	2,286,912

		10,396,249

WATER – 0.21%
American States Water Co.(b)	99,687	3,675,460
California Water Service Group(b)	113,015	4,330,735
PICO Holdings Inc.(a)	75,438	3,221,957
SJW Corp.(b)	89,091	3,606,404
Southwest Water Co.(b)	138,192	1,992,729

		16,827,285

TOTAL COMMON STOCKS (Cost: $9,479,502,036)		8,041,955,454

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 34.07%

CERTIFICATES OF DEPOSIT(d) – 0.89%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$31,750,431	31,750,431
Deutsche Bank AG
5.35%, 08/08/07	39,688,012	39,688,012

		71,438,443

COMMERCIAL PAPER(d) – 6.96%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	15,099,066	15,067,029
BNP Paribas Finance Inc.
5.12%, 06/06/07	5,556,322	5,505,007
Bryant Park Funding LLC
5.28%, 04/23/07(e)	23,812,807	23,739,464
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	11,906,404	11,876,364
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	23,812,807	23,760,320
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	66,168,330	65,866,190

Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	38,329,571	38,321,002
Five Finance Inc.
5.22%, 04/20/07(e)	7,302,594	7,283,534
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	27,781,608	27,431,964
Giro Funding Corp.
5.29%, 04/23/07(e)	15,875,205	15,826,216
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	30,956,649	30,714,073
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	7,937,602	7,824,531
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	23,812,807	23,732,243
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	11,906,404	11,867,913
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	20,058,004	19,809,164
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	35,813,827	35,640,770
Nationwide Building Society
5.21%, 04/13/07(e)	15,081,445	15,057,436
Nestle Capital Corp.
5.19%, 08/09/07	9,525,123	9,347,979
Park Granada LLC
5.50%, 04/02/07(e)	33,468,900	33,468,901
Park Sienna LLC
5.50%, 04/02/07(e)	3,175,041	3,175,041
Sedna Finance Inc.
5.22%, 04/17/07(e)	9,048,867	9,029,185
Simba Funding Corp.
5.20%, 07/23/07(e)	15,875,205	15,618,379
Societe Generale
5.18%, 05/16/07	39,688,012	39,436,743
Tulip Funding Corp.
5.30%, 04/26/07(e)	21,453,752	21,377,948
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	25,865,789	25,865,789
Westpac Banking Corp.
5.20%, 07/12/07(e)	14,287,684	14,079,243
Zela Finance Inc.
5.20%, 07/16/07(e)	9,525,123	9,380,659

		560,103,087

MEDIUM-TERM NOTES(d) – 0.51%
Bank of America N.A.
5.28%, 04/20/07	3,968,801	3,968,801
Cullinan Finance Corp.
5.71%, 06/28/07(e)	11,906,404	11,906,404
K2 USA LLC
5.39%, 06/04/07(e)	11,906,404	11,906,404
Sigma Finance Inc.
5.51%, 06/18/07(e)	13,017,668	13,017,668

		40,799,277

MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	16,341,585	16,341,585

		16,341,585

REPURCHASE AGREEMENTS(d) – 9.10%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $31,764,936 (collateralized by non-U.S. Government debt securities, value $32,738,787, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$31,750,410	31,750,410
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,694,455 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $49,875,879, 3.75% to 8.50%, 5/15/08 to 6/12/46).	46,673,102	46,673,102
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $30,176,412 (collateralized by U.S. Government obligations, value $30,799,888, 5.50%, 12/1/34).	30,162,889	30,162,889
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $23,823,721 (collateralized by non-U.S. Government debt securities, value $24,583,894, 1.00% to 10.00%, 10/17/18 to 11/25/52).	23,812,807	23,812,807
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $39,706,136 (collateralized by non-U.S. Government debt securities, value $43,355,106, 4.50% to 7.84%, 12/1/07 to 7/15/21).	39,688,012	39,688,012
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,588,246 (collateralized by non-U.S. Government debt securities, value $1,667,504, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,587,520	1,587,520
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $103,236,040 (collateralized by non-U.S. Government debt securities, value $109,866,551, 0.00% to 6.01%, 5/27/33 to 3/15/37).	103,188,831	103,188,831
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $17,470,802 (collateralized by non-U.S. Government debt securities, value $18,592,894, 0.00% to 6.01%, 5/27/33 to 3/15/37).	17,462,725	17,462,725
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $9,529,560 (collateralized by non-U.S. Government debt securities, value $10,141,612, 0.00% to 6.01%, 5/27/33 to 3/15/37).	9,525,123	9,525,123
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $55,588,591 (collateralized by non-U.S. Government debt securities, value $58,405,361, 4.70% to 6.25%, 11/25/35 to 10/17/48).	55,563,217	55,563,217
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $31,764,936 (collateralized by non-U.S. Government debt securities, value $33,374,492, 0.00% to 8.85%, 8/15/09 to 10/15/49).	31,750,410	31,750,410

Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $37,658,443 (collateralized by non-U.S. Government debt securities, value $39,089,850, 0.00% to 5.68%, 4/17/07 to 1/25/47).	37,641,222	37,641,222
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $15,882,600 (collateralized by non-U.S. Government debt securities, value $17,548,830, 5.65% to 9.49%, 1/1/17 to 6/1/48).	15,875,205	15,875,205
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $7,941,233 (collateralized by non-U.S. Government debt securities, value $8,344,227, 3.73% to 5.33%, 12/1/35 to 6/1/46).	7,937,602	7,937,602
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $3,970,633 (collateralized by non-U.S. Government debt securities, value $4,172,061, 4.70% to 8.75%, 6/1/10 to 3/15/32).	3,968,801	3,968,801
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $111,178,015 (collateralized by non-U.S. Government debt securities, value $141,366,190, 1.13% to 10.07%, 1/15/09 to 10/12/49).	111,126,434	111,126,434
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $15,882,468 (collateralized by non-U.S. Government debt securities, value $16,370,106, 3.60% to 10.13%, 7/15/07 to 7/1/26).	15,875,205	15,875,205
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $15,882,468 (collateralized by non-U.S. Government debt securities, value $16,518,489, 0.00% to 10.00%, 4/1/07 to 3/31/37).	15,875,205	15,875,205
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $79,412,339 (collateralized by non-U.S. Government debt securities, value $83,501,232, 4.22% to 8.32%, 1/17/14 to 12/20/54).	79,376,024	79,376,024
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $11,758,547 (collateralized by non-U.S. Government debt securities, value $15,123,430, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	11,112,643	11,112,643
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $42,882,734 (collateralized by non-U.S. Government debt securities, value $45,055,564, 0.06% to 8.32%, 5/15/09 to 3/15/49).	42,863,053	42,863,053

		732,816,440

TIME DEPOSITS(d) – 2.32%
Bank of Montreal
5.25%, 04/02/07	32,163,641	32,163,641
Credit Suisse First Boston NY
5.32%, 04/03/07	79,376,024	79,376,024
Danske Bank
5.46%, 04/02/07	47,625,614	47,625,614
Deutsche Bank AG
5.25%, 04/02/07	27,789,863	27,789,863

		186,955,142

VARIABLE & FLOATING RATE NOTES(d) – 14.09%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	40,640,524	40,644,221
American Express Centurion Bank
5.41%, 07/19/07	17,462,725	17,468,753
American Express Credit Corp.
5.42%, 03/05/08	4,762,561	4,764,684
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	29,100	29,100
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	11,906,404	11,906,404
ASIF Global Financing
5.40%, 05/03/07(e)	1,587,520	1,587,592
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	10,318,883	10,318,883
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	23,019,047	23,019,645
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	40,481,772	40,482,273
BMW US Capital LLC
5.32%, 04/15/08(e)	15,875,205	15,875,205
BNP Paribas
5.33%, 11/19/07(e)	29,369,129	29,369,129
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	15,240,197	15,239,014
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	10,318,883	10,318,883
CC USA Inc.
5.35%, 07/30/07(e)	7,937,602	7,937,930
Commodore CDO Ltd.
5.42%, 12/12/07(e)	3,412,369	3,412,369
Credit Agricole SA
5.33%, 11/23/07	15,875,205	15,875,205
Cullinan Finance Corp.
5.36%, 04/25/07(e)	3,968,801	3,968,801
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	732,010	732,010
DEPFA Bank PLC
5.39%, 12/14/07(e)	15,875,205	15,875,205
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	18,256,485	18,256,644
Fifth Third Bancorp
5.32%, 02/22/08(e)	31,750,410	31,750,410
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	10,318,883	10,318,499
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	16,668,965	16,670,198
Granite Master Issuer PLC
5.29%, 08/20/07(e)	55,563,217	55,563,217
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	36,512,971	36,366,404
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	23,812,807	23,813,937
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	15,875,205	15,875,205
Holmes Financing PLC
5.29%, 07/16/07(e)	27,781,608	27,781,608
JP Morgan Securities Inc.
5.52%, 11/16/07	31,750,410	31,750,410

JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	43,656,813	43,656,814
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	11,906,404	11,906,253
Kestrel Funding LLC
5.30%, 07/11/07(e)	6,350,082	6,349,896
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	9,525,123	9,525,123
Leafs LLC
5.32%, 01/22/08(e)	15,351,348	15,351,348
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	17,462,725	17,462,529
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	5,596,831	5,596,831
Marshall & Ilsley Bank
5.32%, 02/15/08	8,731,363	8,731,363
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	28,729,834	28,729,834
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	17,462,725	17,462,725
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	23,812,807	23,812,807
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	1,587,520	1,587,520
Mound Financing PLC
5.29%, 05/08/07(e)	14,922,692	14,922,692
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	25,400,328	25,400,122
National City Bank of Indiana
5.34%, 05/21/07	7,937,602	7,937,693
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	52,388,176	52,392,851
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	15,914,893	15,913,111
Northern Rock PLC
5.38%, 02/01/08(e)	19,050,246	19,050,572
Pricoa Global Funding I
5.31%, 02/27/08(e)	21,431,526	21,431,526
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	23,019,047	23,018,943
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	15,875,205	15,875,205
Strips III LLC
5.37%, 07/24/07(e)	3,128,016	3,128,016
SunTrust Bank
5.29%, 05/01/07	15,875,205	15,875,256
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	38,735,500	38,734,598
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	10,318,883	10,318,883
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	17,265,052	17,265,052
Wachovia Bank N.A.
5.48%, 05/22/07	40,164,268	40,164,302
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	11,906,404	11,908,713
Wells Fargo & Co.
5.33%, 11/15/07(e)	7,937,602	7,937,878
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	11,906,404	11,906,489
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	47,625,614	47,622,317
Wind Master Trust
5.31%, 07/25/07(e)	6,350,082	6,350,082

		1,134,299,182

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,742,753,156)	2,742,753,156

TOTAL INVESTMENTS IN SECURITIES – 133.97% (Cost: $12,222,255,192)	10,784,708,610
Other Assets, Less Liabilities – (33.97)%	(2,734,807,319)

NET ASSETS – 100.00%	$8,049,901,291

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.64%

ADVERTISING – 0.45%
Catalina Marketing Corp.	123,071	$3,886,582
Gaiam Inc.(a)	73,502	1,156,921
inVentiv Health Inc.(a)	136,446	5,224,517
Marchex Inc. Class B	108,350	1,659,922
ValueVision Media Inc. Class A(a)	136,615	1,688,561

		13,616,503

AEROSPACE & DEFENSE – 1.37%
AAR Corp.(a)	147,831	4,074,222
AeroVironment Inc.(a)	16,834	384,825
Argon ST Inc.(a)	59,963	1,586,621
BE Aerospace Inc.(a)	361,227	11,450,896
Curtiss-Wright Corp.	11,742	452,537
Esterline Technologies Corp.(a)	44,544	1,829,422
GenCorp Inc.(a)	259,805	3,595,701
HEICO Corp.	96,514	3,521,796
Herley Industries Inc.(a)	10,464	163,448
Innovative Solutions & Support Inc.(a)	28,801	729,241
K&F Industries Holdings Inc.(a)	35,635	959,651
MTC Technologies Inc.(a)	33,601	706,629
Orbital Sciences Corp.(a)	140,621	2,635,238
Teledyne Technologies Inc.(a)	135,725	5,081,544
TransDigm Group Inc.(a)	33,585	1,221,822
Triumph Group Inc.	16,293	901,655
United Industrial Corp.	44,412	2,451,542

		41,746,790

AGRICULTURE – 0.46%
Alico Inc.	17,922	1,027,468
Andersons Inc.	66,821	2,966,852
Delta & Pine Land Co.	122,057	5,028,748
Maui Land & Pineapple Co. Inc.(a)	8,159	294,948
Tejon Ranch Co.(a)	51,523	2,437,038
Vector Group Ltd.(b)	120,709	2,258,465

		14,013,519

AIRLINES – 0.62%
AirTran Holdings Inc.(a)(b)	424,903	4,363,754
Alaska Air Group Inc.(a)	92,247	3,514,611
Allegiant Travel Co.(a)	9,059	285,358
ExpressJet Holdings Inc.(a)	31,426	183,528
Frontier Airlines Holdings Inc.(a)	29,055	174,621
JetBlue Airways Corp.(a)(b)	638,328	7,347,155
SkyWest Inc.	118,184	3,170,877

		19,039,904

APPAREL – 1.95%
Carter’s Inc.(a)	226,971	5,751,445
Cherokee Inc.	26,918	1,159,089
Crocs Inc.(a)	46,739	2,208,418
Deckers Outdoor Corp.(a)	28,480	2,022,650
Guess? Inc.	193,028	7,815,704
Gymboree Corp.(a)	152,886	6,126,142
Heelys Inc.(a)	12,352	362,408
Iconix Brand Group Inc.(a)	224,432	4,578,413
K-Swiss Inc. Class A	63,136	1,705,935
Maidenform Brands Inc.(a)	57,102	1,317,343
Oxford Industries Inc.	4,548	224,853
Phillips-Van Heusen Corp.	127,095	7,473,186
Quiksilver Inc.(a)	118,615	1,375,934
Skechers U.S.A. Inc. Class A(a)	50,521	1,695,990
Steven Madden Ltd.	97,913	2,859,060
Timberland Co. Class A(a)	122,823	3,197,083
True Religion Apparel Inc.(a)(b)	62,660	1,017,598
Volcom Inc.(a)	62,015	2,130,835
Warnaco Group Inc. (The)(a)	94,177	2,674,627
Wolverine World Wide Inc.	128,593	3,673,902

		59,370,615

AUTO MANUFACTURERS – 0.05%
A.S.V. Inc.(a)(b)	99,007	1,510,847

		1,510,847

AUTO PARTS & EQUIPMENT – 0.23%
Accuride Corp.(a)	53,736	784,546
Fuel Systems Solutions Inc.(a)	52,418	970,781
Keystone Automotive Industries Inc.(a)	75,725	2,551,932
Miller Industries Inc.(a)	44,986	981,145
Noble International Ltd.	38,962	653,782
Tenneco Inc.(a)	38,854	989,223

		6,931,409

BANKS – 2.74%
Arrow Financial Corp.	4,442	99,501
Bancorp Inc. (The)(a)	7,829	203,554
Bank of the Ozarks Inc.(b)	55,916	1,605,908
Camden National Corp.	3,319	144,045
Capital Corp of the West	18,494	491,016
Capitol Bancorp Ltd.	3,785	139,477
Cardinal Financial Corp.	84,493	843,240
Cascade Bancorp	125,260	3,249,244
Cass Information Systems Inc.	27,362	923,741
Cathay General Bancorp	17,939	609,567
Center Financial Corp.	37,706	745,448
City Bank	17,934	575,861
Coastal Financial Corp.	52,010	812,916
CoBiz Inc.	73,169	1,456,795
Columbia Bancorp	14,766	354,532
Community Bancorp(a)	12,955	398,366
CVB Financial Corp.	198,394	2,360,889
Enterprise Financial Services Corp.	43,896	1,229,088
First Busey Corp. Class A	51,461	1,102,809
First Community Bancorp	14,943	844,877
First Indiana Corp.	4,528	98,937
First Regional Bancorp(a)	29,025	862,042
First Republic Bank	25,297	1,358,449
First South Bancorp Inc.(b)	38,333	1,176,440
First State Bancorp	5,587	125,987
Fremont General Corp.(b)	160,941	1,115,321
Frontier Financial Corp.	46,420	1,158,179
Glacier Bancorp Inc.	31,319	752,909

Hancock Holding Co.	57,239	2,517,371
Heritage Commerce Corp.	29,492	751,751
Home Bancshares Inc.	11,466	252,825
International Bancshares Corp.	25,472	755,754
Intervest Bancshares Corp.(a)	6,097	174,984
Lakeland Financial Corp.	11,877	269,608
Macatawa Bank Corp.	7,973	146,703
MB Financial Inc.	10,362	373,136
Mercantile Bank Corp.	9,008	292,580
MetroCorp Bancshares Inc.	2,061	43,693
Midwest Banc Holdings Inc.	12,596	223,075
Nara Bancorp Inc.	56,914	996,564
Old Second Bancorp Inc.	6,077	166,510
Pacific Capital Bancorp	19,483	625,794
Pinnacle Financial Partners Inc.(a)	47,865	1,460,361
Placer Sierra Bancshares	25,922	701,449
Preferred Bank	27,667	1,084,823
PremierWest Bancorp	5,287	71,427
PrivateBancorp Inc.(b)	83,568	3,055,246
Seacoast Banking Corp. of Florida	47,432	1,075,283
Sierra Bancorp	28,295	793,958
Signature Bank(a)	137,311	4,468,100
Smithtown Bancorp Inc.(b)	40,349	1,049,066
Southside Bancshares Inc.	5,236	119,957
Suffolk Bancorp(b)	48,665	1,570,906
Superior Bancorp(a)	106,199	1,146,949
SVB Financial Group(a)(b)	163,752	7,956,710
SY Bancorp Inc.	12,757	317,139
Texas Capital Bancshares Inc.(a)	109,536	2,245,488
Tompkins Trustco Inc.	2,008	84,055
TriCo Bancshares	16,332	386,578
TrustCo Bank Corp. NY(b)	351,725	3,369,525
UCBH Holdings Inc.	343,848	6,402,450
United Community Banks Inc.	17,434	571,661
United Security Bancshares(b)	35,178	670,844
USB Holding Co. Inc.	23,850	541,157
Vineyard National Bancorp	42,565	980,698
Virginia Commerce Bancorp Inc.(a)	73,852	1,598,896
West Bancorporation(b)	71,517	1,079,192
Westamerica Bancorp	62,527	3,011,926
Western Alliance Bancorp(a)	61,868	1,920,383
Wilshire Bancorp Inc.	72,086	1,182,210
Wintrust Financial Corp.	48,515	2,164,254
Yardville National Bancorp	6,133	222,689

		83,732,866

BEVERAGES – 0.28%
Boston Beer Co. Inc. Class A(a)	29,533	984,926
Coca-Cola Bottling Co. Consolidated	21,932	1,242,009
Green Mountain Coffee Roasters Inc.(a)	22,350	1,409,167
Jones Soda Co.(a)(b)	118,392	2,393,886
National Beverage Corp.(a)(b)	38,207	670,151
Peet’s Coffee & Tea Inc.(a)	65,152	1,799,498

		8,499,637

BIOTECHNOLOGY – 3.51%
Advanced Magnetics Inc.(a)	45,092	2,717,695
ADVENTRX Pharmaceuticals Inc.(a)(b)	261,672	654,180
Affymax Inc.(a)	14,583	469,573
Affymetrix Inc.(a)	314,869	9,468,111
Alexion Pharmaceuticals Inc.(a)	162,492	7,026,154
American Oriental Bioengineering Inc.(a)	210,532	1,976,895
Arena Pharmaceuticals Inc.(a)	198,558	2,156,340

ARIAD Pharmaceuticals Inc.(a)	180,329	809,677
Biocryst Pharmaceuticals Inc.(a)	108,443	907,668
Cell Genesys Inc.(a)	268,847	1,129,157
Coley Pharmaceutical Group Inc.(a)(b)	84,744	811,848
Cytokinetics Inc.(a)	155,525	1,082,454
deCODE genetics Inc.(a)(b)	241,592	881,811
Digene Corp.(a)	82,260	3,488,647
Diversa Corp.(a)(b)	142,960	1,116,518
Encysive Pharmaceuticals Inc.(a)(b)	296,224	802,767
Enzo Biochem Inc.(a)(b)	139,750	2,107,430
Enzon Pharmaceuticals Inc.(a)	206,081	1,679,560
Exelixis Inc.(a)	439,846	4,372,069
Genitope Corp.(a)(b)	92,425	383,564
Genomic Health Inc.(a)	58,307	1,011,043
Geron Corp.(a)	153,965	1,077,755
GTx Inc.(a)	65,881	1,343,972
Hana Biosciences Inc.(a)	135,426	258,664
Human Genome Sciences Inc.(a)(b)	604,172	6,416,307
Illumina Inc.(a)	248,856	7,291,481
Incyte Corp.(a)	214,068	1,410,708
Integra LifeSciences Holdings Corp.(a)(b)	89,189	4,065,235
InterMune Inc.(a)(b)	122,116	3,011,381
Keryx Biopharmaceuticals Inc.(a)	203,322	2,138,947
Lexicon Genetics Inc.(a)	359,537	1,305,119
LifeCell Corp.(a)	157,100	3,922,787
Martek Biosciences Corp.(a)(b)	98,914	2,039,607
Metabasis Therapeutics Inc.(a)	97,809	718,896
Molecular Insight Pharmaceuticals Inc.	13,740	163,231
Momenta Pharmaceuticals Inc.(a)(b)	118,039	1,529,785
Monogram Biosciences Inc.(a)	608,001	1,179,522
Myriad Genetics Inc.(a)	200,664	6,914,881
Nektar Therapeutics(a)(b)	418,861	5,470,325
Northfield Laboratories Inc.(a)(b)	39,891	144,007
Novavax Inc.(a)	291,409	754,749
Panacos Pharmaceuticals Inc.(a)	238,849	1,105,871
Peregrine Pharmaceuticals Inc.(a)(b)	892,332	874,485
Regeneron Pharmaceuticals Inc.(a)	243,461	5,263,627
Replidyne Inc.(a)	18,662	103,761
Sangamo BioSciences Inc.(a)(b)	136,153	925,840
SuperGen Inc.(a)	233,912	1,380,081
Telik Inc.(a)(b)	245,982	1,335,682

		107,199,867

BUILDING MATERIALS – 1.10%
AAON Inc.	44,261	1,156,540
Apogee Enterprises Inc.	103,657	2,077,286
Builders FirstSource Inc.(a)	71,020	1,141,291
Comfort Systems USA Inc.	64,728	775,441
Drew Industries Inc.(a)	86,755	2,488,133
Genlyte Group Inc. (The)(a)	115,837	8,172,300
Goodman Global Inc.(a)	72,467	1,276,869
Interline Brands Inc.(a)	127,269	2,789,736
NCI Building Systems Inc.(a)(b)	95,699	4,568,670
PGT Inc.(a)	25,131	301,572
Simpson Manufacturing Co. Inc.(b)	155,700	4,801,788
Texas Industries Inc.	19,417	1,466,566
Trex Co. Inc.(a)(b)	55,753	1,200,362
U.S. Concrete Inc.(a)	128,288	1,003,212
Universal Forest Products Inc.	8,317	412,107

		33,631,873

CHEMICALS – 1.10%
American Vanguard Corp.(b)	83,564	1,428,109
Arch Chemicals Inc.	8,991	280,699
Balchem Corp.	82,211	1,453,490
Georgia Gulf Corp.	17,662	286,301
Grace (W.R.) & Co.(a)(b)	152,520	4,029,578
Hercules Inc.(a)	282,664	5,523,255
Innophos Holdings Inc.	17,539	303,249
Kronos Worldwide Inc.	11,819	383,054
MacDermid Inc.	129,536	4,516,920
NewMarket Corp.	80,804	3,286,299
NL Industries Inc.	25,007	272,576
Olin Corp.	31,972	541,606
OMNOVA Solutions Inc.(a)	92,941	507,458
Pioneer Companies Inc.(a)	49,873	1,378,490
Symyx Technologies Inc.(a)	158,444	2,807,628
UAP Holding Corp.	143,684	3,714,231
Zoltek Companies Inc.(a)(b)	80,854	2,824,230

		33,537,173

COAL – 0.24%
Alpha Natural Resources Inc.(a)	242,501	3,790,291
International Coal Group Inc.(a)	449,105	2,357,801
James River Coal Co.(a)(b)	78,663	587,613
Westmoreland Coal Co.(a)	33,445	673,917

		7,409,622

COMMERCIAL SERVICES – 8.05%
Aaron Rents Inc.	204,755	5,413,722
Administaff Inc.	107,086	3,769,427
Advance America Cash Advance Centers Inc.	316,125	4,865,164
Advisory Board Co. (The)(a)	87,280	4,418,114
Albany Molecular Research Inc.(a)	44,107	434,454
AMN Healthcare Services Inc.(a)	147,316	3,332,288
Arbitron Inc.	108,341	5,086,610
Bankrate Inc.(a)(b)	48,057	1,693,529
Barrett Business Services Inc.	33,025	761,226
BearingPoint Inc.(a)	74,381	569,758
Bright Horizons Family Solutions Inc.(a)	122,057	4,607,652
Capella Education Co.(a)	16,194	543,147
CBIZ Inc.(a)	112,700	800,170
CDI Corp.	10,964	317,079
Cenveo Inc.(a)	244,498	5,941,301
Chemed Corp.	120,150	5,882,544
Clayton Holdings Inc.(a)	38,935	597,263
Coinmach Service Corp. Class A	62,133	659,231
Coinstar Inc.(a)	8,446	264,360
Consolidated Graphics Inc.(a)	35,193	2,606,042
Corinthian Colleges Inc.(a)	402,929	5,540,274
CorVel Corp.(a)	13,832	418,418
CoStar Group Inc.(a)	78,559	3,510,016
CRA International Inc.(a)	48,723	2,542,366
Cross Country Healthcare Inc.(a)	20,319	370,415
DeVry Inc.	280,840	8,242,654
Diamond Management & Technology Consultants Inc.	137,977	1,612,951
Dollar Financial Corp.(a)	57,686	1,459,456
DynCorp International Inc.(a)	69,329	1,046,175
Euronet Worldwide Inc.(a)(b)	164,275	4,412,426
ExlService Holdings Inc.(a)	20,641	425,824
First Advantage Corp. Class A(a)	28,664	687,076
First Consulting Group Inc.(a)	102,147	929,538
Forrester Research Inc.(a)	51,106	1,449,366
FTI Consulting Inc.(a)	107,210	3,601,184
Gartner Inc.(a)	242,882	5,817,024

Geo Group Inc. (The)(a)	115,588	5,238,448
Gevity HR Inc.	115,248	2,274,996
Global Cash Access Inc.(a)	125,048	2,087,051
H&E Equipment Services Inc.(a)	53,813	1,156,979
Healthcare Services Group Inc.(b)	127,810	3,661,756
HealthSpring Inc.(a)	68,733	1,618,662
Heartland Payment Systems Inc.(b)	68,967	1,630,380
Heidrick & Struggles International Inc.(a)	71,577	3,467,906
Home Solutions of America Inc.(a)(b)	221,339	1,051,360
Hudson Highland Group Inc.(a)	107,331	1,673,290
Huron Consulting Group Inc.(a)	85,755	5,217,334
ICT Group Inc.(a)	31,812	556,710
Integrated Electrical Services Inc.(a)	71,736	1,774,031
Jackson Hewitt Tax Service Inc.	153,566	4,941,754
Kelly Services Inc. Class A	35,047	1,128,513
Kendle International Inc.(a)	57,887	2,056,146
Kenexa Corp.(a)	89,695	2,792,205
Kforce Inc.(a)	136,339	1,877,388
Korn/Ferry International(a)	155,930	3,577,034
Labor Ready Inc.(a)	237,422	4,508,644
Landauer Inc.	23,936	1,208,289
LECG Corp.(a)	92,326	1,336,880
Lincoln Educational Services Corp.(a)	22,111	314,197
Live Nation Inc.(a)	78,508	1,731,886
McGrath RentCorp	102,921	3,259,508
Medifast Inc.(a)	53,686	384,392
Midas Inc.(a)	72,810	1,570,512
Monro Muffler Brake Inc.	55,546	1,949,665
Morningstar Inc.(a)	65,780	3,396,879
MPS Group Inc.(a)	179,071	2,533,855
Navigant Consulting Inc.(a)	185,488	3,665,243
Net 1 UEPS Technologies Inc.(a)	231,617	5,762,631
On Assignment Inc.(a)	159,756	1,982,572
PAREXEL International Corp.(a)	126,981	4,567,507
PeopleSupport Inc.(a)	109,911	1,258,481
PRA International(a)	67,472	1,454,696
Pre-Paid Legal Services Inc.(a)(b)	45,094	2,259,660
Providence Service Corp. (The)(a)	56,445	1,338,875
QC Holdings Inc.	6,727	89,402
Resources Connection Inc.(a)	221,586	7,088,536
Rewards Network Inc.(a)	91,738	486,211
Rollins Inc.	138,508	3,187,069
SAIC Inc.(a)	201,798	3,495,141
Senomyx Inc.(a)	139,765	1,730,291
Sotheby’s Holdings Inc. Class A	296,831	13,203,043
Source Interlink Companies Inc.(a)	27,209	182,572
Spherion Corp.(a)	140,688	1,240,868
Standard Parking Corp.(a)	22,919	810,645
StarTek Inc.	3,858	37,770
Strayer Education Inc.	66,950	8,368,750
Team Inc.(a)	29,935	1,142,020
TeleTech Holdings Inc.(a)	149,893	5,499,574
TNS Inc.(a)	26,849	432,000
Universal Technical Institute Inc.(a)(b)	107,754	2,486,962
Valassis Communications Inc.(a)	131,346	2,257,838
Watson Wyatt Worldwide Inc.	44,302	2,155,292
Wright Express Corp.(a)	158,123	4,795,871

		245,584,414

COMPUTERS – 3.15%
Ansoft Corp.(a)	77,484	2,451,594
BISYS Group Inc. (The)(a)	133,887	1,534,345
Brocade Communications Systems Inc.(a)	840,388	8,000,494

CACI International Inc. Class A(a)	116,092	5,440,071
CIBER Inc.(a)	15,249	120,010
COMSYS IT Partners Inc.(a)	76,948	1,531,265
Comtech Group Inc.(a)	69,247	1,210,438
Gateway Inc.(a)	117,876	258,148
Henry (Jack) & Associates Inc.	371,200	8,927,360
iGATE Corp.(a)	95,511	787,011
IHS Inc. Class A(a)	96,883	3,982,860
Integral Systems Inc.	48,482	1,171,810
Intervoice Inc.(a)	181,908	1,207,869
Isilon Systems Inc.(a)	15,880	256,780
Komag Inc.(a)(b)	108,696	3,557,620
Kronos Inc.(a)	147,687	7,901,254
Magma Design Automation Inc.(a)	8,086	96,709
Manhattan Associates Inc.(a)	13,033	357,495
Maxwell Technologies Inc.(a)(b)	67,684	847,404
Mercury Computer Systems Inc.(a)	29,162	404,477
MICROS Systems Inc.(a)	181,392	9,793,354
Mobility Electronics Inc.(a)(b)	134,390	417,953
MTS Systems Corp.	74,918	2,909,815
Ness Technologies Inc.(a)	47,884	611,958
NetScout Systems Inc.(a)	99,537	900,810
Palm Inc.(a)	23,332	423,009
Rackable Systems Inc.(a)	129,851	2,203,571
Radiant Systems Inc.(a)	123,513	1,609,374
RadiSys Corp.(a)	30,096	491,769
SI International Inc.(a)	27,160	779,764
Sigma Designs Inc.(a)	106,525	2,797,346
Silicon Storage Technology Inc.(a)	158,797	782,869
SRA International Inc. Class A(a)	179,457	4,371,573
Stratasys Inc.(a)(b)	47,440	2,026,637
Sykes Enterprises Inc.(a)	137,528	2,508,511
Synaptics Inc.(a)	117,775	3,012,684
Syntel Inc.	39,894	1,382,327
TALX Corp.	150,113	4,973,244
3D Systems Corp.(a)(b)	72,821	1,595,508
Tyler Technologies Inc.(a)	183,814	2,334,438

		95,971,528

COSMETICS & PERSONAL CARE – 0.14%
Chattem Inc.(a)	54,437	3,208,517
Inter Parfums Inc.	14,858	312,018
Parlux Fragrances Inc.(a)(b)	57,063	318,412
Physicians Formula Holdings Inc.(a)	18,940	357,587

		4,196,534

DISTRIBUTION & WHOLESALE – 0.91%
Beacon Roofing Supply Inc.(a)(b)	206,148	3,335,475
Brightpoint Inc.(a)	236,555	2,706,189
Central European Distribution Corp.(a)	134,924	3,927,638
Directed Electronics Inc.(a)	43,594	390,602
Houston Wire & Cable Co.(a)(b)	20,937	586,655
LKQ Corp.(a)	209,394	4,577,353
MWI Veterinary Supply Inc.(a)	26,627	878,691
NuCO2 Inc.(a)	73,136	1,844,490
ScanSource Inc.(a)	113,105	3,035,738
Watsco Inc.	128,139	6,544,059

		27,826,890

DIVERSIFIED FINANCIAL SERVICES – 1.96%
Advanta Corp. Class B	10,846	475,489
Asset Acceptance Capital Corp.(a)	55,557	859,467
Asta Funding Inc.(b)	55,252	2,385,781

Calamos Asset Management Inc. Class A	93,083	2,077,613
Cohen & Steers Inc.	51,090	2,200,957
CompuCredit Corp.(a)(b)	77,317	2,413,837
Credit Acceptance Corp.(a)	41,946	1,140,512
Doral Financial Corp.(a)(b)	108,497	177,935
GFI Group Inc.(a)	55,934	3,801,834
Greenhill & Co. Inc.(b)	82,480	5,063,447
International Securities Exchange Holdings Inc.	177,609	8,667,319
KBW Inc.(a)	14,738	512,293
MarketAxess Holdings Inc.(a)	64,540	1,080,400
Marlin Business Services Corp.(a)	17,050	373,054
National Financial Partners Corp.	142,621	6,690,351
NewStar Financial Inc.(a)	40,673	681,679
optionsXpress Holdings Inc.	97,285	2,290,089
Penson Worldwide Inc.(a)	35,187	1,062,296
Portfolio Recovery Associates Inc.(a)(b)	74,595	3,330,667
Stifel Financial Corp.(a)(b)	32,296	1,430,713
Thomas Weisel Partners Group Inc.(a)	31,393	597,095
TradeStation Group Inc.(a)	120,212	1,513,469
United PanAm Financial Corp.(a)	48,494	606,175
Waddell & Reed Financial Inc. Class A	306,236	7,141,424
World Acceptance Corp.(a)	79,120	3,160,844

		59,734,740

ELECTRIC – 0.20%
ITC Holdings Corp.	72,933	3,157,270
Ormat Technologies Inc.	36,056	1,512,910
Pike Electric Corp.(a)	73,842	1,335,063

		6,005,243

ELECTRICAL COMPONENTS & EQUIPMENT – 1.32%
Advanced Energy Industries Inc.(a)	137,118	2,884,963
American Superconductor Corp.(a)(b)	163,962	2,208,568
Capstone Turbine Corp.(a)(b)	688,783	730,110
China BAK Battery Inc.(a)(b)	128,893	418,902
Color Kinetics Inc.(a)	72,389	1,406,518
Encore Wire Corp.(b)	109,316	2,767,881
Energy Conversion Devices Inc.(a)(b)	179,503	6,271,835
General Cable Corp.(a)	217,131	11,601,309
GrafTech International Ltd.(a)	212,923	1,933,341
Greatbatch Inc.(a)	24,315	620,032
Insteel Industries Inc.	65,170	1,094,204
Lamson & Sessions Co.(a)(b)	65,503	1,820,328
Littelfuse Inc.(a)	52,069	2,114,001
Medis Technologies Ltd.(a)(b)	102,594	1,734,865
Power-One Inc.(a)	78,058	446,492
Superior Essex Inc.(a)	7,013	243,141
Universal Display Corp.(a)(b)	72,589	1,095,368
Vicor Corp.	94,074	942,621

		40,334,479

ELECTRONICS – 3.17%
American Science & Engineering Inc.(a)(b)	42,776	2,253,012
Analogic Corp.	36,965	2,324,359
Badger Meter Inc.(b)	46,592	1,237,018
Benchmark Electronics Inc.(a)	63,567	1,313,294
Brady Corp. Class A	134,116	4,184,419
Cogent Inc.(a)	203,299	2,734,372
Coherent Inc.(a)	84,102	2,669,397
CTS Corp.	92,899	1,283,864
Cymer Inc.(a)	161,743	6,720,422
Daktronics Inc.	181,539	4,981,430
Dionex Corp.(a)	91,878	6,257,811

Eagle Test Systems Inc.(a)	23,727	394,817
Excel Technology Inc.(a)	36,977	1,010,581
FEI Co.(a)	111,667	4,026,712
FLIR Systems Inc.(a)(b)	305,724	10,905,175
II-VI Inc.(a)	109,998	3,723,432
Ionatron Inc.(a)(b)	152,108	708,823
Itron Inc.(a)	116,814	7,597,583
L-1 Identity Solutions Inc.(a)(b)	212,781	3,513,014
Lo-Jack Corp.(a)	88,195	1,673,941
Measurement Specialties Inc.(a)	65,002	1,466,445
Multi-Fineline Electronix Inc.(a)(b)	39,312	603,439
OSI Systems Inc.(a)	26,375	697,355
OYO Geospace Corp.(a)	18,471	1,309,963
Park Electrochemical Corp.	9,212	249,829
Photon Dynamics Inc.(a)	45,682	576,050
Plexus Corp.(a)	214,970	3,686,735
RAE Systems Inc.(a)(b)	179,178	514,241
Rofin-Sinar Technologies Inc.(a)	67,790	4,011,812
Rogers Corp.(a)	81,736	3,624,992
Sonic Solutions Inc.(a)	120,247	1,695,483
Taser International Inc.(a)(b)	291,642	2,341,885
TTM Technologies Inc.(a)	170,188	1,623,594
Varian Inc.(a)	48,895	2,848,623
Watts Water Technologies Inc. Class A	32,195	1,224,376
X-Rite Inc.	53,497	692,786

		96,681,084

ENERGY - ALTERNATE SOURCES – 0.73%
Aventine Renewable Energy Holdings Inc.(a)	114,149	2,079,795
Evergreen Energy Inc.(a)(b)	333,176	2,188,966
Evergreen Solar Inc.(a)(b)	313,766	3,059,218
First Solar Inc.(a)	73,760	3,836,258
FuelCell Energy Inc.(a)(b)	23,922	188,027
Headwaters Inc.(a)(b)	112,028	2,447,812
MGP Ingredients Inc.	44,714	910,824
Pacific Ethanol Inc.(a)(b)	129,589	2,206,901
Plug Power Inc.(a)(b)	340,341	1,075,478
SunPower Corp. Class A(a)(b)	54,110	2,462,005
Syntroleum Corp.(a)(b)	182,870	570,554
US BioEnergy Corp.(a)	29,064	333,364
VeraSun Energy Corp.(a)(b)	51,767	1,028,610

		22,387,812

ENGINEERING & CONSTRUCTION – 0.26%
ENGlobal Corp.(a)	75,581	419,475
Granite Construction Inc.	45,526	2,515,767
Layne Christensen Co.(a)	20,226	736,631
Perini Corp.(a)	91,910	3,387,803
Stanley Inc.(a)	18,836	293,842
Sterling Construction Co. Inc.(a)	35,928	684,788

		8,038,306

ENTERTAINMENT – 1.10%
Bally Technologies Inc.(a)	211,826	4,994,857
Century Casinos Inc.(a)	94,795	782,059
Dover Downs Gaming & Entertainment Inc.	68,531	882,679
Isle of Capri Casinos Inc.(a)	73,573	1,884,940
Macrovision Corp.(a)	206,634	5,176,182
National CineMedia Inc.(a)	171,804	4,587,167
Pinnacle Entertainment Inc.(a)	169,542	4,928,586
Progressive Gaming International Corp.(a)(b)	160,280	721,260
Shuffle Master Inc.(a)(b)	163,003	2,974,805
Vail Resorts Inc.(a)	122,385	6,649,177

		33,581,712

ENVIRONMENTAL CONTROL – 0.65%
American Ecology Corp.	72,850	1,399,448
Basin Water Inc.(a)(b)	30,326	208,340
Casella Waste Systems Inc. Class A(a)	98,320	959,603
Clean Harbors Inc.(a)	73,450	3,321,409
Darling International Inc.(a)	380,451	2,472,931
Mine Safety Appliances Co.	89,189	3,751,289
Rentech Inc.(a)(b)	650,918	2,043,883
Tetra Tech Inc.(a)	163,803	3,122,085
Waste Connections Inc.(a)	81,691	2,445,829
Waste Holdings Inc.	1,662	45,655

		19,770,472

FOOD – 0.73%
Arden Group Inc. Class A	6,228	831,438
Diamond Foods Inc.	55,577	925,357
Flowers Foods Inc.	133,551	4,029,234
J&J Snack Foods Corp.	32,149	1,269,564
Lance Inc.	56,579	1,145,159
Pathmark Stores Inc.(a)	19,510	249,728
Ralcorp Holdings Inc.(a)	10,565	679,329
Tootsie Roll Industries Inc.	153,165	4,590,354
United Natural Foods Inc.(a)	193,827	5,938,859
Wild Oats Markets Inc.(a)	136,054	2,476,183

		22,135,205

FOREST PRODUCTS & PAPER – 0.18%
Deltic Timber Corp.	48,046	2,304,286
Neenah Paper Inc.	69,381	2,757,201
Wausau Paper Corp.	12,926	185,617
Xerium Technologies Inc.	47,753	382,979

		5,630,083

HAND & MACHINE TOOLS – 0.42%
Baldor Electric Co.	103,607	3,910,128
Franklin Electric Co. Inc.	105,960	4,927,140
Raser Technologies Inc.(a)(b)	93,464	486,013
Regal-Beloit Corp.	77,628	3,600,387

		12,923,668

HEALTH CARE - PRODUCTS – 6.06%
Abaxis Inc.(a)	94,140	2,294,192
ABIOMED Inc.(a)	127,349	1,739,587
Accuray Inc.(a)	58,521	1,301,507
Align Technology Inc.(a)	261,321	4,144,551
American Medical Systems Holdings Inc.(a)	321,149	6,798,724
AngioDynamics Inc.(a)	78,341	1,323,179
Arrow International Inc.	107,092	3,444,079
ArthroCare Corp.(a)(b)	122,440	4,412,738
Aspect Medical Systems Inc.(a)	77,088	1,201,802
Biosite Inc.(a)	66,404	5,575,944
Bruker BioSciences Corp.(a)	200,901	2,113,479
Candela Corp.(a)	111,299	1,271,035
Cepheid Inc.(a)	257,051	3,053,766
Cerus Corp.(a)	136,332	920,241
Conceptus Inc.(a)	107,651	2,153,020
Cyberonics Inc.(a)	101,716	1,910,226
Datascope Corp.	3,933	142,335
DexCom Inc.(a)(b)	80,064	629,303
DJO Inc.(a)	106,705	4,044,119
ev3 Inc.(a)(b)	77,584	1,528,405

FoxHollow Technologies Inc.(a)	102,470	2,140,598
Haemonetics Corp.(a)	122,123	5,709,250
Hansen Medical Inc.(a)(b)	24,571	464,392
Hologic Inc.(a)	245,682	14,161,110
ICU Medical Inc.(a)	25,364	994,269
Immucor Inc.(a)	316,550	9,316,067
IntraLase Corp.(a)	101,070	2,524,729
Inverness Medical Innovations Inc.(a)	11,305	494,933
IRIS International Inc.(a)(b)	82,144	1,145,909
Kensey Nash Corp.(a)	17,686	539,423
Kyphon Inc.(a)	206,388	9,316,354
LCA-Vision Inc.	97,020	3,996,254
Luminex Corp.(a)	150,479	2,064,572
Medical Action Industries Inc.(a)	20,283	484,764
Mentor Corp.	167,368	7,698,928
Merge Technologies Inc.(a)	56,376	274,551
Meridian Bioscience Inc.	99,057	2,749,822
Metabolix Inc.(a)	28,514	474,188
Natus Medical Inc.(a)	99,530	1,768,648
Neurometrix Inc.(a)(b)	58,154	564,675
Northstar Neuroscience Inc.(a)	42,931	549,517
NuVasive Inc.(a)	154,898	3,678,827
NxStage Medical Inc.(a)	56,687	755,071
Oakley Inc.	39,859	802,760
OraSure Technologies Inc.(a)	215,623	1,584,829
Palomar Medical Technologies Inc.(a)(b)	81,934	3,273,263
PolyMedica Corp.	107,917	4,568,127
PSS World Medical Inc.(a)	310,578	6,565,619
Quidel Corp.(a)	142,654	1,711,848
Sirona Dental Systems Inc.	82,918	2,857,354
SonoSite Inc.(a)	77,167	2,180,739
Spectranetics Corp.(a)	143,110	1,531,277
Stereotaxis Inc.(a)	112,802	1,342,344
SurModics Inc.(a)(b)	75,259	2,709,324
Symmetry Medical Inc.(a)	139,996	2,286,135
ThermoGenesis Corp.(a)	256,284	932,874
Thoratec Corp.(a)(b)	217,195	4,539,376
Ventana Medical Systems Inc.(a)	132,291	5,542,993
Viasys Healthcare Inc.(a)	97,844	3,325,718
Visicu Inc.(a)	27,768	216,590
Vital Images Inc.(a)	79,049	2,629,170
Vital Sign Inc.	28,669	1,490,215
Volcano Corp.(a)	33,027	594,816
West Pharmaceutical Services Inc.	148,624	6,900,612
Wright Medical Group Inc.(a)	144,540	3,221,797
Xtent Inc.	11,779	132,278
Young Innovations Inc.	21,464	584,250
Zoll Medical Corp.(a)	53,923	1,437,048

		184,830,439

HEALTH CARE - SERVICES – 2.09%
Air Methods Corp.(a)	43,504	1,044,966
Alliance Imaging Inc.(a)	39,961	348,860
Amedisys Inc.(a)	120,645	3,912,517
AMERIGROUP Corp.(a)	44,440	1,350,976
AmSurg Corp.(a)	86,478	2,117,846
Apria Healthcare Group Inc.(a)	20,090	647,903
Bio-Reference Laboratories Inc.(a)	49,445	1,255,903
Centene Corp.(a)	202,178	4,243,716
Emeritus Corp.(a)	14,308	482,895
Five Star Quality Care Inc.(a)	148,932	1,531,021
Gentiva Health Services Inc.(a)	67,565	1,362,786
Healthways Inc.(a)	158,935	7,430,211

Hythiam Inc.(a)(b)	126,304	858,867
LHC Group Inc.(a)	55,703	1,806,448
Magellan Health Services Inc.(a)	23,810	1,000,020
Matria Healthcare Inc.(a)	93,301	2,459,414
MedCath Corp.(a)	15,496	423,041
Molina Healthcare Inc.(a)	27,334	836,147
National Healthcare Corp.	25,399	1,294,841
NightHawk Radiology Holdings Inc.(a)	29,161	530,439
Odyssey Healthcare Inc.(a)	126,017	1,654,603
Option Care Inc.	9,265	123,225
Psychiatric Solutions Inc.(a)	246,982	9,955,844
Radiation Therapy Services Inc.(a)	57,845	1,772,371
Sun Healthcare Group Inc.(a)	149,486	1,846,152
Sunrise Senior Living Inc.(a)	154,673	6,112,677
Symbion Inc.(a)	43,851	859,918
United Surgical Partners International Inc.(a)	204,133	6,289,338
VistaCare Inc. Class A(a)	24,376	212,071

		63,765,016

HOLDING COMPANIES - DIVERSIFIED – 0.06%
Freedom Acquisition Holding Inc.	106,733	1,021,435
Information Services Group Inc.	60,083	448,219
NTR Acquisition Co.	45,060	410,497

		1,880,151

HOME BUILDERS – 0.54%
AMREP Corp.(b)	6,457	498,803
Brookfield Homes Corp.(b)	21,768	698,753
Cavco Industries Inc.(a)	11,285	394,411
Champion Enterprises Inc.(a)	359,173	3,160,722
Fleetwood Enterprises Inc.(a)	301,364	2,383,789
Hovnanian Enterprises Inc. Class A(a)	64,949	1,634,117
M/I Homes Inc.	7,264	192,859
Palm Harbor Homes Inc.(a)(b)	13,928	199,728
Williams Scotsman International Inc.(a)	130,960	2,574,674
Winnebago Industries Inc.(b)	138,870	4,670,198

		16,408,054

HOME FURNISHINGS – 0.53%
American Woodmark Corp.(b)	56,210	2,066,280
DTS Inc.(a)	63,295	1,533,638
Ethan Allen Interiors Inc.	31,721	1,121,020
Kimball International Inc. Class B	44,176	851,713
Sealy Corp.	37,896	662,422
Tempur-Pedic International Inc.	230,287	5,985,159
TiVo Inc.(a)	400,443	2,542,813
Universal Electronics Inc.(a)	55,961	1,559,073

		16,322,118

HOUSEHOLD PRODUCTS & WARES – 0.47%
ACCO Brands Corp.(a)	82,909	1,997,278
Central Garden and Pet Co. Class A(a)	26,349	387,330
Fossil Inc.(a)	86,349	2,285,658
Harland (John H.) Co.	49,780	2,550,229
Playtex Products Inc.(a)	191,050	2,592,549
Tupperware Brands Corp.	129,984	3,240,501
WD-40 Co.	38,497	1,220,740

		14,274,285

HOUSEWARES – 0.03%
Lifetime Brands Inc.	43,865	916,340

		916,340

INSURANCE – 0.25%
ACA Capital Holdings Inc.(a)	17,266	242,069
Amtrust Financial Services Inc.	14,023	148,083
Darwin Professional Underwriters Inc.(a)	24,312	611,447
eHealth Inc.(a)	2,322	54,683
Employers Holdings Inc.(a)	27,797	556,496
First Acceptance Corp.(a)	45,458	475,945
First Mercury Financial Corp.(a)	6,100	125,355
Hilb, Rogal & Hobbs Co.	12,427	609,544
National Interstate Corp.	46,911	1,208,427
Safety Insurance Group Inc.	5,773	231,613
Tower Group Inc.	91,303	2,941,783
21st Century Insurance Group	23,081	489,317

		7,694,762

INTERNET – 5.22%
Access Integrated Technologies Inc. Class A(a)(b)	67,715	367,692
Agile Software Corp.(a)	38,881	270,223
aQuantive Inc.(a)(b)	355,292	9,916,200
Art Technology Group Inc.(a)	601,875	1,396,350
Audible Inc.(a)	115,858	1,203,765
Avocent Corp.(a)	25,487	687,384
Blue Coat Systems Inc.(a)	67,826	2,491,249
Blue Nile Inc.(a)(b)	62,446	2,539,054
Chordiant Software Inc.(a)	150,249	1,555,077
CNET Networks Inc.(a)	688,572	5,997,462
CyberSource Corp.(a)	143,953	1,800,852
DealerTrack Holdings Inc.(a)	55,258	1,697,526
Digital River Inc.(a)(b)	184,360	10,185,890
Drugstore.com Inc.(a)	374,045	965,036
eCollege.com Inc.(a)	84,580	1,518,211
Equinix Inc.(a)	133,433	11,425,868
eResearch Technology Inc.(a)(b)	232,793	1,829,753
GSI Commerce Inc.(a)(b)	183,243	4,139,459
Harris Interactive Inc.(a)	75,196	453,432
i2 Technologies Inc.(a)(b)	44,171	1,060,104
InfoSpace Inc.(a)	77,569	1,991,196
Internap Network Services Corp.(a)	194,281	3,059,926
Interwoven Inc.(a)	97,265	1,643,779
iPass Inc.(a)(b)	213,118	1,071,984
j2 Global Communications Inc.(a)(b)	228,394	6,331,082
Jupitermedia Corp.(a)(b)	102,035	675,472
Knot Inc. (The)(a)	91,210	1,963,751
Lionbridge Technologies Inc.(a)	282,369	1,437,258
Liquidity Services Inc.(a)	35,985	609,586
LoopNet Inc.(a)	4,298	73,453
Move Inc.(a)	472,145	2,615,683
NetFlix Inc.(a)(b)	210,925	4,891,351
NIC Inc.	179,528	962,270
1-800-FLOWERS.COM Inc.(a)	100,468	781,641
Online Resources Corp.(a)	105,661	1,211,932
Openwave Systems Inc.(a)	442,796	3,608,787
Opsware Inc.(a)	385,558	2,795,296
Overstock.com Inc.(a)(b)	60,250	1,000,150
Perficient Inc.(a)	86,893	1,718,744
Priceline.com Inc.(a)	109,117	5,811,571
RealNetworks Inc.(a)	378,921	2,974,530
RightNow Technologies Inc.(a)	71,065	1,164,045
Sapient Corp.(a)	383,603	2,631,517
Secure Computing Corp.(a)	14,462	111,357
Shutterfly Inc.(a)	6,702	107,500
Sohu.com Inc.(a)	121,719	2,608,438
Stamps.com Inc.(a)	81,608	1,172,707

Terremark Worldwide Inc.(a)	184,827	1,489,706
TheStreet.com Inc.	87,133	1,067,379
TIBCO Software Inc.(a)	126,048	1,073,929
Travelzoo Inc.(a)	14,355	527,833
TriZetto Group Inc. (The)(a)	206,503	4,132,125
24/7 Real Media Inc.(a)	228,686	1,836,349
US Auto Parts Network Inc.(a)	8,334	44,754
ValueClick Inc.(a)	447,174	11,684,657
Vasco Data Security International Inc.(a)	116,921	2,089,378
Vignette Corp.(a)	45,198	839,327
WebEx Communications Inc.(a)	204,155	11,608,253
webMethods Inc.(a)	70,474	506,708
Websense Inc.(a)	209,228	4,810,152
WebSideStory Inc.(a)(b)	82,900	1,073,555

		159,309,698

INVESTMENT COMPANIES – 0.09%
Gladstone Investment Corp.	33,179	493,372
Harris & Harris Group Inc.(a)(b)	77,694	1,003,806
Highland Distressed Opportunities Inc.(a)	20,111	288,995
Kohlberg Capital Corp.(a)	15,203	243,248
Technology Investment Capital Corp.	49,989	845,314

		2,874,735

IRON & STEEL – 0.62%
AK Steel Holding Corp.(a)	513,095	12,001,292
Chaparral Steel Co.	40,886	2,378,339
Claymont Steel Holdings Inc.(a)	4,440	88,489
Cleveland-Cliffs Inc.	68,889	4,409,585

		18,877,705

LEISURE TIME – 0.78%
Ambassadors Group Inc.	91,046	3,026,369
Bally Total Fitness Holding Corp.(a)(b)(c)	38,435	23,830
Life Time Fitness Inc.(a)	139,897	7,192,105
Marine Products Corp.	33,135	317,102
Nautilus Inc.	116,811	1,802,394
Polaris Industries Inc.(b)	131,201	6,295,024
Town Sports International Holdings Inc.(a)	9,395	204,811
WMS Industries Inc.(a)	126,405	4,960,132

		23,821,767

LODGING – 0.17%
Ameristar Casinos Inc.	31,489	1,011,112
Lodgian Inc.(a)	6,809	90,968
Monarch Casino & Resort Inc.(a)	49,188	1,278,888
Morgans Hotel Group Co.(a)	84,441	1,774,105
MTR Gaming Group Inc.(a)	26,899	351,839
Riviera Holdings Corp.(a)	27,602	771,476

		5,278,388

MACHINERY – 1.84%
Albany International Corp. Class A	84,664	3,042,824
Altra Holdings Inc.(a)	18,102	248,178
Applied Industrial Technologies Inc.	209,199	5,133,743
Astec Industries Inc.(a)	79,804	3,212,111
Bucyrus International Inc. Class A	145,308	7,483,362
Chart Industries Inc.(a)	32,009	581,283
Cognex Corp.	201,537	4,367,307
Columbus McKinnon Corp.(a)	85,758	1,920,122
DXP Enterprises Inc.(a)	8,414	321,415
Gehl Corp.(a)	16,491	418,542
Gerber Scientific Inc.(a)	19,295	204,720

Intermec Inc.(a)	223,660	4,996,564
Intevac Inc.(a)	98,530	2,598,236
iRobot Corp.(a)(b)	53,346	697,232
Lindsay Corp.	7,925	251,936
Middleby Corp. (The)(a)	31,191	4,112,221
Nordson Corp.	118,944	5,526,138
Presstek Inc.(a)	137,322	830,798
Sauer-Danfoss Inc.	37,758	1,136,516
Tennant Co.	12,786	402,631
TurboChef Technologies Inc.(a)(b)	63,742	970,153
Wabtec Corp.	223,536	7,709,757

		56,165,789

MANUFACTURING – 2.31%
Actuant Corp. Class A	125,424	6,372,793
Acuity Brands Inc.	209,435	11,401,641
American Railcar Industries Inc.	42,677	1,272,201
Barnes Group Inc.	152,544	3,510,037
Blount International Inc.(a)	97,251	1,210,775
Ceradyne Inc.(a)(b)	123,425	6,756,285
CLARCOR Inc.	87,589	2,785,330
ESCO Technologies Inc.(a)	120,650	5,407,533
Flanders Corp.(a)	59,403	430,672
FreightCar America Inc.	32,149	1,548,617
GenTek Inc.(a)	48,288	1,644,689
Hexcel Corp.(a)(b)	435,714	8,648,923
Lancaster Colony Corp.	83,899	3,707,497
Matthews International Corp. Class A	99,374	4,044,522
Myers Industries Inc.	75,364	1,407,800
PW Eagle Inc.(b)	49,713	1,642,518
Raven Industries Inc.	75,831	2,127,060
Reddy Ice Holdings Inc.	68,652	2,071,917
Smith & Wesson Holding Corp.(a)	137,167	1,795,516
Smith (A.O.) Corp.	71,225	2,722,220

		70,508,546

MEDIA – 0.84%
Acacia Research Corp. - Acacia Technologies Group(a)	130,646	2,066,820
CKX Inc.(a)	242,925	2,696,468
Courier Corp.	7,985	311,974
Crown Media Holdings Inc. Class A(a)(b)	36,162	192,743
Cumulus Media Inc. Class A(a)	36,028	337,943
Emmis Communications Corp.	49,298	416,075
Entravision Communications Corp.(a)	170,641	1,593,787
GateHouse Media Inc.	33,034	670,590
Gemstar-TV Guide International Inc.(a)	1,161,126	4,865,118
LodgeNet Entertainment Corp.(a)	77,972	2,395,300
Martha Stewart Living Omnimedia Inc. Class A	119,008	2,024,326
Mediacom Communications Corp.(a)	142,876	1,163,011
Playboy Enterprises Inc. Class B(a)	10,838	111,523
Private Media Group Inc.(a)(b)	119,250	293,355
Salem Communications Corp. Class A	3,119	38,988
Sinclair Broadcast Group Inc. Class A	213,845	3,303,905
Spanish Broadcasting System Inc. Class A(a)	89,985	359,940
Sun-Times Media Group Inc. Class A	162,724	807,111
Value Line Inc.	6,464	308,979
World Wrestling Entertainment Inc.	101,095	1,647,849

		25,605,805

METAL FABRICATE & HARDWARE – 0.91%
Ampco-Pittsburgh Corp.	2,721	78,610
Castle (A.M.) & Co.	23,927	702,497

Dynamic Materials Corp.(a)	55,624	1,820,017
Foster (L.B.) Co. Class A(a)	47,686	982,808
Kaydon Corp.	129,420	5,508,115
Ladish Co. Inc.(a)	62,442	2,350,317
Mueller Industries Inc.	24,165	727,367
Mueller Water Products Inc. Class A(b)	453,977	6,269,422
NN Inc.	7,107	88,766
Quanex Corp.	37,523	1,589,099
RBC Bearings Inc.(a)	96,298	3,219,242
Valmont Industries Inc.	78,411	4,534,508

		27,870,768

MINING – 0.95%
AMCOL International Corp.	103,032	3,054,899
Century Aluminum Co.(a)	58,872	2,759,919
Coeur d’Alene Mines Corp.(a)	1,274,822	5,239,518
Hecla Mining Co.(a)	557,798	5,053,650
Royal Gold Inc.(b)	43,842	1,319,644
RTI International Metals Inc.(a)	106,244	9,669,266
Stillwater Mining Co.(a)	157,523	1,998,967

		29,095,863

OFFICE & BUSINESS EQUIPMENT – 0.05%
Global Imaging Systems Inc.(a)	72,938	1,422,291

		1,422,291

OFFICE FURNISHINGS – 0.58%
Herman Miller Inc.	309,520	10,365,825
Interface Inc. Class A	243,500	3,893,565
Knoll Inc.	142,715	3,400,898

		17,660,288

OIL & GAS – 3.23%
Alon USA Energy Inc.	34,820	1,260,484
Arena Resources Inc.(a)	55,094	2,761,311
Atlas America Inc.(a)	81,949	4,629,299
ATP Oil & Gas Corp.(a)	94,620	3,557,712
Atwood Oceanics Inc.(a)	124,309	7,295,695
Aurora Oil & Gas Corp.(a)	397,455	1,037,358
Berry Petroleum Co. Class A	165,180	5,064,419
Bill Barrett Corp.(a)	59,372	1,924,247
Bois d’Arc Energy Inc.(a)	75,210	995,028
Bronco Drilling Co. Inc.(a)	53,526	886,926
Callon Petroleum Co.(a)	49,913	677,319
Carrizo Oil & Gas Inc.(a)	103,832	3,629,967
Clayton Williams Energy Inc.(a)	25,050	710,669
Comstock Resources Inc.(a)	138,556	3,793,663
Crosstex Energy Inc.	148,347	4,264,976
Delek US Holdings Inc.	48,719	931,994
Delta Petroleum Corp.(a)	236,434	5,428,525
Energy Partners Ltd.(a)	131,968	2,395,219
Exploration Co. of Delaware (The)(a)	136,361	1,479,517
Gasco Energy Inc.(a)(b)	342,323	835,268
GeoGlobal Resources Inc.(a)(b)	140,068	855,815
Geomet Inc.(a)	39,760	350,683
Giant Industries Inc.(a)	21,181	1,602,343
GMX Resources Inc.(a)(b)	44,910	1,380,084
Goodrich Petroleum Corp.(a)(b)	66,883	2,249,275
Grey Wolf Inc.(a)	893,308	5,985,164
Gulfport Energy Corp.(a)	64,270	858,647
Mariner Energy Inc.(a)	336,651	6,440,134
Parallel Petroleum Corp.(a)	175,245	4,021,873
Penn Virginia Corp.	37,639	2,762,703

Petrohawk Energy Corp.(a)	390,006	5,136,379
Petroleum Development Corp.(a)	67,850	3,634,725
PetroQuest Energy Inc.(a)	49,276	576,036
Pioneer Drilling Co.(a)	195,539	2,481,390
PrimeEnergy Corp.(a)	3,639	211,644
Quest Resource Corp.(a)	91,540	839,422
RAM Energy Resources Inc.(a)	59,901	277,342
Sulphco Inc.(a)(b)	101,006	345,441
Toreador Resources Corp.(a)(b)	56,625	1,027,744
Transmeridian Exploration Inc.(a)(b)	345,593	988,396
VAALCO Energy Inc.(a)	269,783	1,397,476
Venoco Inc.(a)	35,409	632,405
Warren Resources Inc.(a)	70,156	914,133

		98,528,850

OIL & GAS SERVICES – 1.84%
Allis-Chalmers Energy Inc.(a)	127,531	2,008,613
Basic Energy Services Inc.(a)	66,433	1,547,889
Cal Dive International Inc.(a)	45,198	551,868
CARBO Ceramics Inc.	93,721	4,362,713
Complete Production Services Inc.(a)	122,056	2,430,135
Dawson Geophysical Co.(a)	18,789	930,619
Dril-Quip Inc.(a)	103,477	4,478,485
Gulf Island Fabrication Inc.	37,449	1,001,386
Hercules Offshore Inc.(a)(b)	95,226	2,500,635
Hornbeck Offshore Services Inc.(a)	5,761	165,053
Hydril Co.(a)	74,206	7,141,585
Input/Output Inc.(a)	91,165	1,256,254
Lone Star Technologies Inc.(a)	8,635	570,169
Lufkin Industries Inc.	69,181	3,886,589
MarkWest Hydrocarbon Inc.	29,544	1,831,728
Matrix Service Co.(a)(b)	109,236	2,209,844
Metretek Technologies Inc.(a)	73,036	974,300
NATCO Group Inc. Class A(a)	68,528	2,338,175
Newpark Resources Inc.(a)	241,130	1,699,967
Oil States International Inc.(a)	120,956	3,881,478
RPC Inc.	150,029	2,499,483
Superior Well Services Inc.(a)	60,902	1,391,611
T-3 Energy Services Inc.(a)	1,413	28,430
W-H Energy Services Inc.(a)	135,427	6,329,858

		56,016,867

PACKAGING & CONTAINERS – 0.21%
AEP Industries Inc.(a)	30,681	1,319,283
Graphic Packaging Corp.(a)	354,393	1,679,823
Silgan Holdings Inc.	65,155	3,330,072

		6,329,178

PHARMACEUTICALS – 5.60%
ACADIA Pharmaceuticals Inc.(a)	114,045	1,712,956
Adams Respiratory Therapeutics Inc.(a)(b)	142,051	4,777,175
Adolor Corp.(a)(b)	205,783	1,800,601
Akorn Inc.(a)	231,692	1,563,921
Alkermes Inc.(a)	444,814	6,867,928
Alnylam Pharmaceuticals Inc.(a)(b)	173,886	3,129,948
Alpharma Inc. Class A	39,132	942,299
Altus Pharmaceuticals Inc.(a)	28,520	434,074
Anadys Pharmaceuticals Inc.(a)	84,932	337,180
Animal Health International Inc.(a)	37,901	458,223
Array BioPharma Inc.(a)	184,122	2,338,349
AtheroGenics Inc.(a)(b)	157,632	442,946
Auxilium Pharmaceuticals Inc.(a)	121,479	1,783,312
AVANIR Pharmaceuticals Class A(a)(b)	191,769	233,958

AVI BioPharma Inc.(a)(b)	238,884	640,209
Bentley Pharmaceuticals Inc.(a)	14,163	115,995
Bioenvision Inc.(a)	170,714	698,220
BioMarin Pharmaceutical Inc.(a)	420,621	7,259,918
Cadence Pharmaceuticals Inc.(a)	28,337	419,388
Caraco Pharmaceutical Laboratories Ltd.(a)	38,781	472,353
CombinatoRX Inc.(a)	116,104	811,567
Cubist Pharmaceuticals Inc.(a)	253,988	5,605,515
CV Therapeutics Inc.(a)(b)	278,795	2,194,117
Cypress Bioscience Inc.(a)	92,794	705,234
Dendreon Corp.(a)(b)	22,317	288,559
Depomed Inc.(a)	170,476	608,599
Durect Corp.(a)(b)	286,950	1,193,712
Emergent BioSolutions Inc.(a)	19,363	259,851
Emisphere Technologies Inc.(a)	94,423	302,154
Genta Inc.(a)	715,013	221,654
HealthExtras Inc.(a)	127,050	3,656,499
Hi-Tech Pharmacal Co. Inc.(a)	43,736	487,656
Idenix Pharmaceuticals Inc.(a)(b)	116,962	853,823
I-Flow Corp.(a)	110,528	1,629,183
Indevus Pharmaceuticals Inc.(a)	217,400	1,537,018
Isis Pharmaceuticals Inc.(a)	375,686	3,482,609
K-V Pharmaceutical Co. Class A(a)	181,194	4,480,928
Mannatech Inc.(b)	76,555	1,229,473
MannKind Corp.(a)	150,474	2,151,778
Medarex Inc.(a)	561,799	7,269,679
Medicines Co. (The)(a)	234,376	5,878,150
Medicis Pharmaceutical Corp. Class A(b)	250,772	7,728,793
MGI Pharma Inc.(a)	359,920	8,087,402
Nastech Pharmaceutical Co. Inc.(a)	119,613	1,290,624
NBTY Inc.(a)	28,400	1,506,336
Neurocrine Biosciences Inc.(a)	140,242	1,753,025
New River Pharmaceuticals Inc.(a)	66,025	4,201,171
Noven Pharmaceuticals Inc.(a)	111,615	2,589,468
NPS Pharmaceuticals Inc.(a)	182,071	617,221
Nuvelo Inc.(a)	176,650	650,072
Obagi Medical Products Inc.(a)	15,980	235,385
Onyx Pharmaceuticals Inc.(a)(b)	213,624	5,306,420
OSI Pharmaceuticals Inc.(a)	265,650	8,766,450
Osiris Therapeutics Inc.(a)(b)	13,895	259,975
Pain Therapeutics Inc.(a)(b)	167,078	1,309,892
Par Pharmaceutical Companies Inc.(a)	108,235	2,718,863
Penwest Pharmaceuticals Co.(a)(b)	104,368	1,052,029
Perrigo Co.	27,310	482,295
PetMed Express Inc.(a)	87,558	1,037,562
Pharmion Corp.(a)	80,488	2,116,030
POZEN Inc.(a)	117,974	1,740,117
Progenics Pharmaceuticals Inc.(a)	104,562	2,476,028
Renovis Inc.(a)	69,174	242,109
Rigel Pharmaceuticals Inc.(a)	30,647	332,826
Salix Pharmaceuticals Ltd.(a)	219,723	2,768,510
Santarus Inc.(a)(b)	236,942	1,668,072
Sciele Pharma Inc.(a)	120,100	2,843,968
Somaxon Pharmaceuticals Inc.(a)	23,801	290,372
Synta Pharmaceuticals Corp.	10,431	84,178
Tanox Inc.(a)	115,013	2,157,644
Tiens Biotech Group (USA) Inc.(a)(b)	15,434	69,762
Trimeris Inc.(a)	83,155	572,106
Trubion Pharmaceuticals Inc.(a)	17,947	353,376
United Therapeutics Inc.(a)	100,470	5,403,277
USANA Health Sciences Inc.(a)(b)	44,306	2,076,622
Valeant Pharmaceuticals International	427,289	7,387,827
ViroPharma Inc.(a)	134,707	1,933,045

XenoPort Inc.(a)	94,597	2,635,472
Zymogenetics Inc.(a)	177,261	2,758,181

		170,779,216

REAL ESTATE – 0.10%
Consolidated-Tomoka Land Co.	26,713	2,015,496
HFF Inc. Class A(a)	30,141	452,115
HouseValues Inc.(a)(b)	60,423	305,740
Meruelo Maddux Properties Inc.(a)	26,009	227,579
Resource Capital Corp.	12,168	196,392

		3,197,322

REAL ESTATE INVESTMENT TRUSTS – 2.78%
Acadia Realty Trust	148,942	3,882,918
Alexander’s Inc.(a)	9,440	3,886,448
Alexandria Real Estate Equities Inc.	25,127	2,521,997
CBRE Realty Finance Inc.	7,392	97,796
Corporate Office Properties Trust	168,838	7,712,520
Cousins Properties Inc.	175,866	5,778,957
Crystal River Capital Inc.	5,467	146,734
DCT Industrial Trust Inc.	121,136	1,433,039
Digital Realty Trust Inc.	146,254	5,835,535
EastGroup Properties Inc.	101,784	5,194,038
Equity Lifestyle Properties Inc.	90,891	4,909,023
FelCor Lodging Trust Inc.	53,391	1,386,564
Getty Realty Corp.	83,089	2,387,978
Glimcher Realty Trust	171,588	4,636,308
Home Properties Inc.	138,045	7,290,156
Inland Real Estate Corp.	17,759	325,700
JER Investors Trust Inc.	44,802	852,134
Longview Fibre Co.	80,092	1,972,666
Maguire Properties Inc.	26,384	938,215
Mid-America Apartment Communities Inc.	28,748	1,617,362
Omega Healthcare Investors Inc.	48,082	824,606
PS Business Parks Inc.	15,283	1,077,757
Quadra Realty Trust Inc.(a)	29,832	389,009
Saul Centers Inc.	51,705	2,942,015
Sovran Self Storage Inc.	11,548	639,875
Sun Communities Inc.	84,936	2,634,715
Tanger Factory Outlet Centers Inc.	144,804	5,848,634
Washington Real Estate Investment Trust	207,312	7,757,615

		84,920,314

RETAIL – 7.36%
AC Moore Arts & Crafts Inc.(a)	39,961	852,768
Aeropostale Inc.(a)	254,386	10,233,949
America’s Car-Mart Inc.(a)(b)	25,347	338,636
Applebee’s International Inc.	285,823	7,082,694
Bebe Stores Inc.	111,736	1,941,972
Big 5 Sporting Goods Corp.	85,014	2,203,563
BJ’s Restaurants Inc.(a)(b)	74,125	1,566,261
Brown Shoe Co. Inc.	35,311	1,483,062
Buckle Inc. (The)	60,547	2,161,528
Buffalo Wild Wings Inc.(a)	34,717	2,211,473
Build-A-Bear Workshop Inc.(a)(b)	69,037	1,896,446
Cabela’s Inc. Class A(a)	9,577	237,605
Cache Inc.(a)	54,524	967,801
California Pizza Kitchen Inc.(a)	93,268	3,067,585
Carrols Restaurant Group Inc.(a)	21,313	309,252
Casey’s General Store Inc.	19,833	496,023
Cash America International Inc.	72,466	2,971,106
Casual Male Retail Group Inc.(a)	176,736	2,090,787
Cato Corp. Class A	143,402	3,354,173

CEC Entertainment Inc.(a)	88,021	3,656,392
Charlotte Russe Holding Inc.(a)	79,885	2,306,280
Charming Shoppes Inc.(a)	291,558	3,775,676
Children’s Place Retail Stores Inc. (The)(a)	103,768	5,786,104
Chipotle Mexican Grill Inc. Class B(a)	112,250	6,443,150
Christopher & Banks Corp.	170,810	3,325,671
Citi Trends Inc.(a)(b)	29,830	1,274,934
CKE Restaurants Inc.	313,664	5,915,703
Conn’s Inc.(a)(b)	30,818	762,746
Cosi Inc.(a)	161,838	903,056
CSK Auto Corp.(a)	112,679	1,938,079
Deb Shops Inc.	23,171	627,471
dELiA*s Inc.(a)	63,824	585,904
Denny’s Corp.(a)	435,868	2,135,753
Dress Barn Inc.(a)	215,417	4,482,828
DSW Inc. Class A(a)	75,897	3,203,612
EZCORP Inc.(a)	167,329	2,464,756
First Cash Financial Services Inc.(a)	131,740	2,935,167
Genesco Inc.(a)	14,408	598,364
Guitar Center Inc.(a)	134,458	6,066,745
Hibbett Sports Inc.(a)	150,101	4,291,388
Hot Topic Inc.(a)	207,938	2,308,112
IHOP Corp.	21,531	1,262,793
J. Crew Group Inc.(a)	45,775	1,838,782
Jos. A. Bank Clothiers Inc.(a)(b)	84,938	3,002,558
Krispy Kreme Doughnuts Inc.(a)(b)	120,509	1,227,987
Longs Drug Stores Corp.	128,815	6,652,007
MarineMax Inc.(a)	4,997	115,830
McCormick & Schmick’s Seafood Restaurants Inc.(a)	49,227	1,319,776
Men’s Wearhouse Inc. (The)	222,215	10,455,216
Morton’s Restaurant Group Inc.(a)	16,131	286,970
New York & Co. Inc.(a)	100,805	1,591,711
Nu Skin Enterprises Inc. Class A	154,633	2,554,537
P.F. Chang’s China Bistro Inc.(a)(b)	124,056	5,195,465
Pacific Sunwear of California Inc.(a)	335,028	6,978,633
Pantry Inc. (The)(a)	97,302	4,399,996
Papa John’s International Inc.(a)	67,574	1,986,676
Payless ShoeSource Inc.(a)	39,410	1,308,412
Rare Hospitality International Inc.(a)	122,219	3,677,570
Red Robin Gourmet Burgers Inc.(a)	77,482	3,007,851
Restoration Hardware Inc.(a)(b)	140,912	924,383
Retail Ventures Inc.(a)(b)	99,936	2,103,653
Ruby Tuesday Inc.	249,169	7,126,233
Ruth’s Chris Steak House Inc.(a)	82,212	1,673,836
School Specialty Inc.(a)	9,833	355,070
Select Comfort Corp.(a)(b)	234,166	4,168,155
Sonic Corp.(a)	319,784	7,124,788
Stein Mart Inc.	66,587	1,086,700
Susser Holdings Corp.(a)	7,973	138,332
Texas Roadhouse Inc. Class A(a)	244,625	3,485,906
Triarc Companies Inc. Class B	296,742	5,100,995
Tuesday Morning Corp.	106,616	1,582,181
Tween Brands Inc.(a)	157,155	5,613,577
Under Armour Inc. Class A(a)	97,303	4,991,644
Wet Seal Inc. Class A(a)	367,320	2,405,946
World Fuel Services Corp.	126,384	5,846,524
Zumiez Inc.(a)	67,736	2,717,568

		224,562,836

SAVINGS & LOANS – 0.20%
Home Federal Bancorp Inc.	2,503	38,872
Investors Bancorp Inc.(a)	14,662	211,719

NewAlliance Bancshares Inc.	241,183	3,909,576
Oritani Financial Corp.(a)	26,125	391,875
PFF Bancorp Inc.	30,766	933,133
Roma Financial Corp.(a)	3,940	61,070
ViewPoint Financial Group	4,596	79,741
Wauwatosa Holdings Inc.(a)	3,963	69,273
Westfield Financial Inc.	28,704	307,707

		6,002,966

SEMICONDUCTORS – 4.29%
Advanced Analogic Technologies Inc.(a)	174,670	1,149,329
AMIS Holdings Inc.(a)	111,507	1,221,002
Amkor Technology Inc.(a)	478,386	5,970,257
ANADIGICS Inc.(a)	226,039	2,671,781
Asyst Technologies Inc.(a)	146,698	1,031,287
ATMI Inc.(a)	114,709	3,506,654
Cabot Microelectronics Corp.(a)	64,986	2,177,681
Cirrus Logic Inc.(a)	356,955	2,734,275
Conexant Systems Inc.(a)	1,991,118	3,285,345
Diodes Inc.(a)	92,588	3,226,692
DSP Group Inc.(a)	19,989	379,791
EMCORE Corp.(a)(b)	190,174	950,870
Emulex Corp.(a)	121,927	2,230,045
Entegris Inc.(a)	65,499	700,839
Exar Corp.(a)	67,111	888,550
FormFactor Inc.(a)	213,643	9,560,524
Genesis Microchip Inc.(a)	79,722	740,617
Hittite Microwave Corp.(a)	61,255	2,460,613
Ikanos Communications Inc.(a)	96,120	746,852
IPG Photonics Corp.(a)	30,696	589,363
IXYS Corp.(a)	114,148	1,167,734
Kopin Corp.(a)	280,735	948,884
LTX Corp.(a)	291,304	1,782,780
Mattson Technology Inc.(a)	229,104	2,084,846
Micrel Inc.(a)	320,678	3,533,872
Microsemi Corp.(a)	343,776	7,153,979
Microtune Inc.(a)	249,138	1,026,449
Mindspeed Technologies Inc.(a)	516,187	1,120,126
MIPS Technologies Inc. Class A(a)	115,147	1,028,263
Monolithic Power Systems Inc.(a)	103,217	1,331,499
MoSys Inc.(a)(b)	106,488	894,499
NetLogic Microsystems Inc.(a)	74,834	1,992,081
Nextest Systems Corp.(a)	28,909	404,726
OmniVision Technologies Inc.(a)(b)	250,906	3,251,742
ON Semiconductor Corp.(a)	593,562	5,294,573
Pericom Semiconductor Corp.(a)	65,457	640,169
PLX Technology Inc.(a)	117,895	1,148,297
Rudolph Technologies Inc.(a)	17,729	309,194
Semitool Inc.(a)	11,932	155,116
Semtech Corp.(a)	338,446	4,562,252
Silicon Image Inc.(a)	394,860	3,222,058
SiRF Technology Holdings Inc.(a)(b)	236,078	6,553,525
Skyworks Solutions Inc.(a)	161,559	928,964
Staktek Holdings Inc.(a)	15,059	48,942
Standard Microsystems Corp.(a)	25,477	778,068
Supertex Inc.(a)	56,494	1,876,166
Techwell Inc.(a)	19,474	242,841
Tessera Technologies Inc.(a)	215,475	8,562,977
Transmeta Corp.(a)	914,521	521,277
TranSwitch Corp.(a)	602,312	957,676
Ultratech Inc.(a)	97,066	1,321,068
Varian Semiconductor Equipment Associates Inc.(a)	229,025	12,225,355

Veeco Instruments Inc.(a)	131,909	2,572,226
Virage Logic Corp.(a)	64,927	472,019
Volterra Semiconductor Corp.(a)(b)	88,601	1,157,129
Zoran Corp.(a)	202,816	3,451,928

		130,945,667

SOFTWARE – 5.08%
Actuate Corp.(a)	218,345	1,139,761
Advent Software Inc.(a)	95,520	3,330,782
Allscripts Healthcare Solutions Inc.(a)	223,449	5,990,668
Altiris Inc.(a)	7,913	260,417
American Reprographics Co.(a)	122,223	3,763,246
ANSYS Inc.(a)	140,935	7,155,270
Avid Technology Inc.(a)	18,759	654,314
Blackbaud Inc.	165,122	4,032,279
Blackboard Inc.(a)	129,888	4,368,133
Bottomline Technologies Inc.(a)	5,045	54,991
CommVault Systems Inc.(a)	39,927	646,817
Computer Programs & Systems Inc.	43,742	1,173,160
Concur Technologies Inc.(a)	150,869	2,634,173
Convera Corp. Class A(a)(b)	130,269	409,045
CSG Systems International Inc.(a)	98,461	2,463,494
Digi International Inc.(a)	54,862	696,747
DivX Inc.(a)(b)	28,568	572,503
Double-Take Software Inc.(a)	20,210	273,037
Eclipsys Corp.(a)	212,458	4,094,066
eFunds Corp.(a)	56,294	1,500,798
Emageon Inc.(a)(b)	99,204	1,091,244
Epicor Software Corp.(a)	271,934	3,782,602
FalconStor Software Inc.(a)(b)	173,797	1,810,965
Guidance Software Inc.	3,908	47,052
Hyperion Solutions Corp.(a)	132,509	6,867,941
Infocrossing Inc.(a)	63,037	937,360
Informatica Corp.(a)	402,991	5,412,169
infoUSA Inc.	158,336	1,523,192
Innerworkings Inc.(a)	26,325	310,635
InPhonic Inc.(a)(b)	112,512	1,226,381
Inter-Tel Inc.	16,166	382,164
INVESTools Inc.(a)	212,083	2,947,954
JDA Software Group Inc.(a)	24,413	366,927
Keane Inc.(a)	111,201	1,510,110
ManTech International Corp. Class A(a)	64,708	2,161,894
MapInfo Corp.(a)	73,606	1,481,689
MicroStrategy Inc. Class A(a)	44,532	5,628,399
Midway Games Inc.(a)(b)	168,642	1,054,013
Neoware Inc.(a)	86,372	869,766
Nuance Communications Inc.(a)(b)	586,123	8,973,543
Omnicell Inc.(a)	131,253	2,745,813
Omniture Inc.(a)	42,638	777,291
OPNET Technologies Inc.(a)	55,224	746,076
Packeteer Inc.(a)	164,503	2,043,127
Parametric Technology Corp.(a)	260,716	4,977,068
PDF Solutions Inc.(a)	99,581	1,124,269
Phase Forward Inc.(a)	159,874	2,099,146
QAD Inc.	40,505	368,596
Quality Systems Inc.	77,307	3,092,280
Quest Software Inc.(a)	219,787	3,575,934
Renaissance Learning Inc.(b)	36,303	478,111
Schawk Inc.	14,017	253,848
Smith Micro Software Inc.(a)	113,523	2,114,933
SPSS Inc.(a)	90,899	3,281,454
Sybase Inc.(a)	23,411	591,830
Synchronoss Technologies Inc.(a)	25,764	448,294

Take-Two Interactive Software Inc.(a)(b)	18,089	364,312
Taleo Corp. Class A(a)	67,566	1,120,244
THQ Inc.(a)	237,699	8,126,929
Transaction Systems Architects Inc. Class A(a)	174,897	5,664,914
Trident Microsystems Inc.(a)	267,171	5,359,450
Ultimate Software Group Inc.(a)	113,920	2,983,565
VA Software Corp.(a)	307,046	1,237,395
Wind River Systems Inc.(a)	352,713	3,505,967
Witness Systems Inc.(a)	156,972	4,230,395

		154,910,942

STORAGE & WAREHOUSING – 0.14%
Mobile Mini Inc.(a)	153,803	4,118,844

		4,118,844

TELECOMMUNICATIONS – 5.05%
Acme Packet Inc.(a)	36,367	537,504
ADTRAN Inc.	189,873	4,623,408
Aeroflex Inc.(a)	52,354	688,455
Anaren Inc.(a)	12,081	212,746
Anixter International Inc.(a)	71,025	4,683,389
Arris Group Inc.(a)	265,637	3,740,169
Atheros Communications Inc.(a)	252,643	6,045,747
Atlantic Tele-Network Inc.	27,407	716,145
Avanex Corp.(a)	774,024	1,385,503
Carrier Access Corp.(a)	22,046	112,655
Cbeyond Inc.(a)	77,653	2,277,562
C-COR Inc.(a)	157,172	2,178,404
Centennial Communications Corp.(a)	108,606	893,827
CommScope Inc.(a)(b)	270,605	11,608,955
Comtech Telecommunications Corp.(a)	107,132	4,149,222
CPI International Inc.(a)	32,906	632,453
Dobson Communications Corp. Class A(a)(b)	682,083	5,859,093
EMS Technologies Inc.(a)	48,299	930,722
Eschelon Telecom Inc.(a)	34,153	987,022
FiberTower Corp.(a)(b)	553,813	2,874,289
Finisar Corp.(a)(b)	1,067,380	3,735,830
Foundry Networks Inc.(a)	371,665	5,043,494
General Communication Inc. Class A(a)	147,290	2,062,060
Globalstar Inc.(a)(b)	34,521	365,923
Harmonic Inc.(a)	324,998	3,191,480
Harris Stratex Networks Inc.(a)	113,657	2,181,078
Hypercom Corp.(a)	253,098	1,508,464
I.D. Systems Inc.(a)(b)	52,238	628,423
InterDigital Communications Corp.(a)(b)	238,162	7,542,591
iPCS Inc.(a)(b)	78,491	3,845,274
Ixia(a)	190,040	1,767,372
Lightbridge Inc.(a)	90,137	1,583,707
NETGEAR Inc.(a)	155,096	4,424,889
North Pittsburgh Systems Inc.	70,757	1,540,380
Novatel Wireless Inc.(a)	139,403	2,236,024
NTELOS Holdings Corp.(a)	59,351	1,140,726
Oplink Communications Inc.(a)	4,567	82,069
Opnext Inc.(a)	25,917	383,312
Optium Corp.(a)	16,524	320,731
ORBCOMM Inc.(a)(b)	15,881	202,483
PAETEC Holding Corp.(a)	111,475	1,168,258
ParkerVision Inc.(a)(b)	88,959	1,175,148
Plantronics Inc.	120,726	2,851,548
Polycom Inc.(a)	187,240	6,240,709
Radyne Corp.(a)	84,936	774,616
RF Micro Devices Inc.(a)	747,332	4,655,878
SAVVIS Inc.(a)	101,598	4,864,512

Shenandoah Telecommunications Co.	5,042	237,428
Sirenza Microdevices Inc.(a)	133,536	1,151,080
Sonus Networks Inc.(a)	1,178,450	9,510,092
Switch & Data Facilities Co. Inc.(a)	29,789	539,777
Symmetricom Inc.(a)(b)	38,333	318,164
Syniverse Holdings Inc.(a)	95,892	1,010,702
Tekelec(a)	230,470	3,436,308
Time Warner Telecom Inc. Class A(a)(b)	520,006	10,800,525
UTStarcom Inc.(a)(b)	265,279	2,199,163
Viasat Inc.(a)	109,541	3,611,567
Vonage Holdings Corp.(a)(b)	84,122	290,221
Wireless Facilities Inc.(a)	103,178	134,131
Zhone Technologies Inc.(a)	255,008	316,210

		154,209,617

TOYS, GAMES & HOBBIES – 0.17%
LeapFrog Enterprises Inc.(a)	23,866	255,366
Marvel Entertainment Inc.(a)(b)	170,885	4,742,059
RC2 Corp.(a)	6,009	242,704

		5,240,129

TRANSPORTATION – 2.01%
ABX Air Inc.(a)	274,172	1,878,078
American Commercial Lines Inc.(a)	287,144	9,030,679
Atlas Air Worldwide Holdings Inc.(a)	18,621	981,885
Celadon Group Inc.(a)	107,480	1,794,916
Dynamex Inc.(a)	44,946	1,143,426
EGL Inc.(a)	147,112	5,830,049
Florida East Coast Industries Inc.	103,091	6,462,775
Forward Air Corp.	133,283	4,382,345
Genesee & Wyoming Inc. Class A(a)	169,344	4,506,244
Heartland Express Inc.	150,999	2,397,864
Horizon Lines Inc. Class A	23,750	779,475
Hub Group Inc. Class A(a)	183,529	5,320,506
Knight Transportation Inc.(b)	268,000	4,775,760
Marten Transport Ltd.(a)	21,599	342,992
Old Dominion Freight Line Inc.(a)	132,018	3,803,439
P.A.M. Transportation Services Inc.(a)	14,545	299,918
Pacer International Inc.	175,675	4,732,685
Patriot Transportation Holding Inc.(a)	1,647	147,588
PHI Inc.(a)	37,629	1,018,241
Quality Distribution Inc.(a)	39,948	345,550
U.S. Xpress Enterprises Inc. Class A(a)	20,305	350,464
Universal Truckload Services Inc.(a)	28,397	687,491
USA Truck Inc.(a)	23,506	365,283

		61,377,653

TRUCKING & LEASING – 0.12%
AMERCO(a)	43,469	3,042,395
Greenbrier Companies Inc. (The)	24,061	642,429
TAL International Group Inc.	4,707	112,968

		3,797,792

TOTAL COMMON STOCKS (Cost: $3,192,287,729)		3,040,563,796

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 10.15%

CERTIFICATES OF DEPOSIT(d) – 0.26%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$3,538,195	3,538,195
Deutsche Bank AG
5.35%, 08/08/07	4,422,744	4,422,744

		7,960,939

COMMERCIAL PAPER(d) – 2.04%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	1,682,606	1,679,037
BNP Paribas Finance Inc.
5.12%, 06/06/07	619,184	613,466
Bryant Park Funding LLC
5.28%, 04/23/07(e)	2,653,646	2,645,473
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	1,326,823	1,323,476
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	2,653,646	2,647,797
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	7,373,652	7,339,981
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	4,271,362	4,270,407
Five Finance Inc.
5.22%, 04/20/07(e)	813,785	811,661
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	3,095,921	3,056,957
Giro Funding Corp.
5.29%, 04/23/07(e)	1,769,098	1,763,638
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	3,449,740	3,422,708
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	884,549	871,948
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	2,653,646	2,644,669
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	1,326,823	1,322,534
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	2,235,219	2,207,489
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	3,991,013	3,971,729
Nationwide Building Society
5.21%, 04/13/07(e)	1,680,643	1,677,967
Nestle Capital Corp.
5.19%, 08/09/07	1,061,459	1,041,718
Park Granada LLC
5.50%, 04/02/07(e)	3,729,700	3,729,700
Park Sienna LLC
5.50%, 04/02/07(e)	353,820	353,820
Sedna Finance Inc.
5.22%, 04/17/07(e)	1,008,386	1,006,192
Simba Funding Corp.
5.20%, 07/23/07(e)	1,769,098	1,740,477
Societe Generale
5.18%, 05/16/07	4,422,744	4,394,743
Tulip Funding Corp.
5.30%, 04/26/07(e)	2,390,758	2,382,311
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	2,882,426	2,882,426
Westpac Banking Corp.
5.20%, 07/12/07(e)	1,592,188	1,568,960
Zela Finance Inc.
5.20%, 07/16/07(e)	1,061,459	1,045,360

		62,416,644

MEDIUM-TERM NOTES(d) – 0.15%
Bank of America N.A.
5.28%, 04/20/07	442,274	442,274
Cullinan Finance Corp.
5.71%, 06/28/07(e)	1,326,823	1,326,823
K2 USA LLC
5.39%, 06/04/07(e)	1,326,823	1,326,823
Sigma Finance Inc.
5.51%, 06/18/07(e)	1,450,660	1,450,660

		4,546,580

MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	6,019,516	6,019,516

		6,019,516

REPURCHASE AGREEMENTS(d) – 2.68%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,539,814 (collateralized by non-U.S. Government debt securities, value $3,648,338, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$3,538,195	3,538,195
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $5,203,527 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $5,558,057, 3.75% to 8.50%, 5/15/08 to 6/12/46).	5,201,147	5,201,147
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $3,362,792 (collateralized by U.S. Government obligations, value $3,432,271, 5.50%, 12/1/34).	3,361,285	3,361,285
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $2,654,862 (collateralized by non-U.S. Government debt securities, value $2,739,575, 1.00% to 10.00%, 10/17/18 to 11/25/52).	2,653,646	2,653,646
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $4,424,764 (collateralized by non-U.S. Government debt securities, value $4,831,397, 4.50% to 7.84%, 12/1/07 to 7/15/21).	4,422,744	4,422,744
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $176,991 (collateralized by non-U.S. Government debt securities, value $185,823, 4.50% to 7.84%, 12/1/07 to 7/15/21).	176,910	176,910
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $11,504,395 (collateralized by non-U.S. Government debt securities, value $12,243,284, 0.00% to 6.01%, 5/27/33 to 3/15/37).	11,499,134	11,499,134

Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $1,946,907 (collateralized by non-U.S. Government debt securities, value $2,071,951, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,946,007	1,946,007
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,061,953 (collateralized by non-U.S. Government debt securities, value $1,130,159, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,061,459	1,061,459
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $6,194,669 (collateralized by non-U.S. Government debt securities, value $6,508,564, 4.70% to 6.25%, 11/25/35 to 10/17/48).	6,191,841	6,191,841
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,539,814 (collateralized by non-U.S. Government debt securities, value $3,719,179, 0.00% to 8.85%, 8/15/09 to 10/15/49).	3,538,195	3,538,195
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,196,573 (collateralized by non-U.S. Government debt securities, value $4,356,086, 0.00% to 5.68%, 4/17/07 to 1/25/47).	4,194,654	4,194,654
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,769,922 (collateralized by non-U.S. Government debt securities, value $1,955,603, 5.65% to 9.49%, 1/1/17 to 6/1/48).	1,769,098	1,769,098
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $884,954 (collateralized by non-U.S. Government debt securities, value $929,862, 3.73% to 5.33%, 12/1/35 to 6/1/46).	884,549	884,549
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $442,478 (collateralized by non-U.S. Government debt securities, value $464,925, 4.70% to 8.75%, 6/1/10 to 3/15/32).	442,274	442,274
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $12,389,430 (collateralized by non-U.S. Government debt securities, value $15,753,534, 1.13% to 10.07%, 1/15/09 to 10/12/49).	12,383,682	12,383,682
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,769,907 (collateralized by non-U.S. Government debt securities, value $1,824,248, 3.60% to 10.13%, 7/15/07 to 7/1/26).	1,769,098	1,769,098
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,769,907 (collateralized by non-U.S. Government debt securities, value $1,840,784, 0.00% to 10.00%, 4/1/07 to 3/31/37).	1,769,098	1,769,098
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $8,849,535 (collateralized by non-U.S. Government debt securities, value $9,305,192, 4.22% to 8.32%, 1/17/14 to 12/20/54).	8,845,488	8,845,488

Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $1,310,346 (collateralized by non-U.S. Government debt securities, value $1,685,321, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	1,238,368	1,238,368
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $4,778,756 (collateralized by non-U.S. Government debt securities, value $5,020,892, 0.06% to 8.32%, 5/15/09 to 3/15/49).	4,776,563	4,776,563

		81,663,435

TIME DEPOSITS(d) – 0.68%
Bank of Montreal
5.25%, 04/02/07	3,584,245	3,584,245
Credit Suisse First Boston NY
5.32%, 04/03/07	8,845,488	8,845,488
Danske Bank
5.46%, 04/02/07	5,307,293	5,307,293
Deutsche Bank AG
5.25%, 04/02/07	3,096,841	3,096,841

		20,833,867

VARIABLE & FLOATING RATE NOTES(d) – 4.14%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	4,528,890	4,529,301
American Express Centurion Bank
5.41%, 07/19/07	1,946,007	1,946,679
American Express Credit Corp.
5.42%, 03/05/08	530,729	530,966
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	3,243	3,243
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	1,326,823	1,326,823
ASIF Global Financing
5.40%, 05/03/07(e)	176,910	176,918
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	1,149,913	1,149,913
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	2,565,191	2,565,258
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	4,511,199	4,511,255
BMW US Capital LLC
5.32%, 04/15/08(e)	1,769,098	1,769,098
BNP Paribas
5.33%, 11/19/07(e)	3,272,830	3,272,830
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	1,698,334	1,698,202
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	1,149,913	1,149,914
CC USA Inc.
5.35%, 07/30/07(e)	884,549	884,585
Commodore CDO Ltd.
5.42%, 12/12/07(e)	380,267	380,267
Credit Agricole SA
5.33%, 11/23/07	1,769,098	1,769,098
Cullinan Finance Corp.
5.36%, 04/25/07(e)	442,274	442,274
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	81,574	81,574

DEPFA Bank PLC
5.39%, 12/14/07(e)	1,769,098	1,769,098
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	2,034,462	2,034,480
Fifth Third Bancorp
5.32%, 02/22/08(e)	3,538,195	3,538,195
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	1,149,913	1,149,871
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	1,857,552	1,857,690
Granite Master Issuer PLC
5.29%, 08/20/07(e)	6,191,841	6,191,841
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	4,068,924	4,052,591
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	2,653,646	2,653,773
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	1,769,098	1,769,098
Holmes Financing PLC
5.29%, 07/16/07(e)	3,095,921	3,095,921
JP Morgan Securities Inc.
5.52%, 11/16/07	3,538,195	3,538,195
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	4,865,018	4,865,018
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	1,326,823	1,326,806
Kestrel Funding LLC
5.30%, 07/11/07(e)	707,639	707,618
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	1,061,459	1,061,459
Leafs LLC
5.32%, 01/22/08(e)	1,710,720	1,710,720
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	1,946,007	1,945,985
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	623,698	623,698
Marshall & Ilsley Bank
5.32%, 02/15/08	973,004	973,004
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	3,201,589	3,201,589
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	1,946,007	1,946,007
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	2,653,646	2,653,646
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	176,910	176,910
Mound Financing PLC
5.29%, 05/08/07(e)	1,662,952	1,662,952
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	2,830,556	2,830,533
National City Bank of Indiana
5.34%, 05/21/07	884,549	884,559
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	5,838,022	5,838,544
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	1,773,520	1,773,322
Northern Rock PLC
5.38%, 02/01/08(e)	2,122,917	2,122,953
Pricoa Global Funding I
5.31%, 02/27/08(e)	2,388,282	2,388,282
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	2,565,191	2,565,180
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	1,769,098	1,769,098

Strips III LLC
5.37%, 07/24/07(e)	348,579	348,579
SunTrust Bank
5.29%, 05/01/07	1,769,098	1,769,103
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	4,316,598	4,316,497
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	1,149,913	1,149,913
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	1,923,979	1,923,979
Wachovia Bank N.A.
5.48%, 05/22/07	4,475,817	4,475,821
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	1,326,823	1,327,080
Wells Fargo & Co.
5.33%, 11/15/07(e)	884,549	884,580
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	1,326,823	1,326,833
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	5,307,293	5,306,925
Wind Master Trust
5.31%, 07/25/07(e)	707,639	707,639

		126,403,783
TOTAL SHORT-TERM INVESTMENTS (Cost: $309,844,764)		309,844,764

TOTAL INVESTMENTS IN SECURITIES – 109.79% (Cost: $3,502,132,493)		3,350,408,560
Other Assets, Less Liabilities – (9.79)%		(298,735,956)

NET ASSETS – 100.00%		$3,051,672,604

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value

COMMON STOCKS – 99.83%

ADVERTISING – 0.09%
Catalina Marketing Corp.	125,975	$3,978,290
ValueVision Media Inc. Class A(a)	9,904	122,413

		4,100,703

AEROSPACE & DEFENSE – 1.13%
AAR Corp.(a)	31,322	863,234
AeroVironment Inc.(a)	15,008	343,083
Curtiss-Wright Corp.	260,788	10,050,770
EDO Corp.	105,248	2,757,498
Esterline Technologies Corp.(a)(b)	100,498	4,127,453
Herley Industries Inc.(a)	76,504	1,194,992
Innovative Solutions & Support Inc.(a)	36,082	913,596
K&F Industries Holdings Inc.(a)	70,512	1,898,888
Kaman Corp.	151,463	3,530,603
Moog Inc. Class A(a)	231,713	9,650,846
MTC Technologies Inc.(a)	19,948	419,506
Orbital Sciences Corp.(a)	188,913	3,540,230
Sequa Corp. Class A(a)	42,207	5,055,132
Teledyne Technologies Inc.(a)	32,856	1,230,129
TransDigm Group Inc.(a)	24,458	889,782
Triumph Group Inc.	78,846	4,363,338

		50,829,080

AGRICULTURE – 0.45%
Alliance One International Inc.(a)	599,658	5,534,843
Delta & Pine Land Co.	59,773	2,462,648
Maui Land & Pineapple Co. Inc.(a)	12,183	440,415
Universal Corp.	162,394	9,962,872
Vector Group Ltd.(b)	87,554	1,638,135

		20,038,913

AIRLINES – 0.52%
Alaska Air Group Inc.(a)	125,995	4,800,409
Allegiant Travel Co.(a)	16,030	504,945
ExpressJet Holdings Inc.(a)	274,572	1,603,500
Frontier Airlines Holdings Inc.(a)(b)	193,695	1,164,107
JetBlue Airways Corp.(a)	222,071	2,556,037
Mesa Air Group Inc.(a)	216,294	1,628,694
Republic Airways Holdings Inc.(a)	204,545	4,696,353
SkyWest Inc.	243,230	6,525,861

		23,479,906

APPAREL – 1.33%
Cherokee Inc.	12,651	544,752
Columbia Sportswear Co.	82,883	5,164,440
Deckers Outdoor Corp.(a)	30,861	2,191,748
Hartmarx Corp.(a)	202,954	1,501,860
Heelys Inc.(a)	20,215	593,108

Kellwood Co.	161,818	4,746,122
K-Swiss Inc. Class A	78,346	2,116,909
Maidenform Brands Inc.(a)	15,505	357,700
Oxford Industries Inc.	89,773	4,438,377
Perry Ellis International Inc.(a)	68,789	2,200,560
Phillips-Van Heusen Corp.	174,140	10,239,432
Quiksilver Inc.(a)(b)	612,626	7,106,462
Skechers U.S.A. Inc. Class A(a)	3,356	112,661
Stride Rite Corp.	231,654	3,565,155
Timberland Co. Class A(a)	151,633	3,947,007
Warnaco Group Inc. (The)(a)	170,521	4,842,796
Weyco Group Inc.	43,351	1,126,259
Wolverine World Wide Inc.	178,223	5,091,831

		59,887,179

AUTO MANUFACTURERS – 0.07%
Wabash National Corp.	197,463	3,044,879

		3,044,879

AUTO PARTS & EQUIPMENT – 1.72%
Accuride Corp.(a)	70,506	1,029,388
Aftermarket Technology Corp.(a)	137,124	3,329,371
American Axle & Manufacturing Holdings Inc.	328,086	8,973,152
ArvinMeritor Inc.	445,700	8,134,025
Bandag Inc.	70,555	3,576,433
Commercial Vehicle Group Inc.(a)	132,926	2,738,276
Cooper Tire & Rubber Co.	388,038	7,097,215
Lear Corp.(a)	482,088	17,601,033
Modine Manufacturing Co.	211,951	4,853,678
Noble International Ltd.	19,941	334,610
Superior Industries International Inc.(b)	145,244	3,025,433
Tenneco Inc.(a)	233,836	5,953,465
Titan International Inc.(b)	141,186	3,576,241
Visteon Corp.(a)	809,139	6,910,047

		77,132,367

BANKS – 11.18%
Alabama National Bancorp	103,700	7,342,997
AMCORE Financial Inc.	137,953	4,380,008
AmericanWest Bancorporation	71,703	1,544,483
Ameris Bancorp	81,612	1,997,862
Arrow Financial Corp.	61,192	1,370,701
BancFirst Corp.	44,026	2,040,605
Bancorp Inc. (The)(a)	57,264	1,488,864
BancTrust Financial Group Inc.	61,859	1,308,936
Bank Mutual Corp.	383,568	4,361,168
Bank of Granite Corp.	101,422	1,817,482
Banner Corp.	76,731	3,188,173
Boston Private Financial Holdings Inc.	223,114	6,229,343
Cadence Financial Corp.	66,631	1,332,620
Camden National Corp.	37,263	1,617,214
Capital City Bank Group Inc.(b)	82,243	2,738,692
Capital Corp of the West	35,353	938,622
Capitol Bancorp Ltd.	80,689	2,973,390
Cardinal Financial Corp.	42,470	423,851
Cascade Bancorp	8,793	228,090
Cathay General Bancorp	300,774	10,220,301
Centennial Bank Holdings Inc.(a)	356,528	3,083,967
Center Financial Corp.	26,747	528,788
Centerstate Banks of Florida Inc.	56,504	998,426
Central Pacific Financial Corp.	192,644	7,044,991
Chemical Financial Corp.	158,543	4,722,996
Chittenden Corp.	295,500	8,921,145

Citizens Banking Corp.	477,038	10,571,162
City Bank	57,215	1,837,174
City Holding Co.	111,835	4,523,726
Coastal Financial Corp.	36,708	573,746
Columbia Bancorp	42,361	1,017,088
Columbia Banking System Inc.	101,067	3,408,990
Community Bancorp(a)	37,393	1,149,835
Community Bank System Inc.	189,173	3,957,499
Community Banks Inc.	150,617	3,595,228
Community Trust Bancorp Inc.	94,911	3,438,626
Corus Bankshares Inc.(b)	247,796	4,227,400
CVB Financial Corp.	159,584	1,899,050
F.N.B. Corp. (Pennsylvania)	382,068	6,437,846
Farmers Capital Bank Corp.	45,217	1,328,475
First Bancorp (North Carolina)	75,178	1,607,306
First BanCorp (Puerto Rico)	444,189	5,889,946
First Busey Corp. Class A	26,836	575,095
First Charter Corp.	216,721	4,659,501
First Commonwealth Financial Corp.	447,793	5,261,568
First Community Bancorp	125,320	7,085,593
First Community Bancshares Inc.	62,906	2,453,334
First Financial Bancorp	212,228	3,206,765
First Financial Bankshares Inc.(b)	130,286	5,448,561
First Financial Corp.	84,047	2,601,255
First Indiana Corp.	75,049	1,639,821
First Merchants Corp.	116,259	2,757,663
First Midwest Bancorp Inc.	314,679	11,564,453
First Regional Bancorp(a)	11,887	353,044
First Republic Bank	127,025	6,821,242
1st Source Corp.	80,611	2,109,590
First State Bancorp	120,954	2,727,513
FirstMerit Corp.	504,766	10,655,610
FNB Corp. (Virginia)	46,182	1,654,701
Fremont General Corp.(b)	203,640	1,411,225
Frontier Financial Corp.	189,017	4,715,974
GB&T Bancshares Inc.(b)	88,998	1,613,534
Glacier Bancorp Inc.	287,518	6,911,933
Great Southern Bancorp Inc.	65,776	1,925,921
Greater Bay Bancorp	318,625	8,567,826
Greene County Bancshares Inc.	54,697	1,854,775
Hancock Holding Co.	94,079	4,137,594
Hanmi Financial Corp.	257,052	4,899,411
Harleysville National Corp.	183,216	3,264,909
Heartland Financial USA Inc.	90,842	2,430,023
Heritage Commerce Corp.	35,663	909,050
Home Bancshares Inc.(b)	57,359	1,264,766
Horizon Financial Corp.	78,079	1,723,984
IBERIABANK Corp.	80,763	4,495,269
Independent Bank Corp. (Massachusetts)	95,415	3,142,970
Independent Bank Corp. (Michigan)	144,875	2,951,104
Integra Bank Corp.	110,450	2,461,930
International Bancshares Corp.	259,915	7,711,678
Intervest Bancshares Corp.(a)	25,224	723,929
Irwin Financial Corp.	128,953	2,403,684
ITLA Capital Corp.	34,979	1,819,608
Lakeland Bancorp Inc.(b)	120,191	1,628,588
Lakeland Financial Corp.	61,007	1,384,859
Macatawa Bank Corp.	82,078	1,510,235
MainSource Financial Group Inc.	119,793	2,034,085
MB Financial Inc.	165,351	5,954,290
MBT Financial Corp.	94,326	1,217,749
Mercantile Bank Corp.	39,087	1,269,546
MetroCorp Bancshares Inc.	41,036	869,963

Mid-State Bancshares	140,337	5,148,965
Midwest Banc Holdings Inc.	103,988	1,841,627
Nara Bancorp Inc.	59,639	1,044,279
National Penn Bancshares Inc.	303,750	5,740,875
NBT Bancorp Inc.	217,474	5,095,416
Old National Bancorp	425,175	7,729,681
Old Second Bancorp Inc.	76,553	2,097,552
Omega Financial Corp.	79,660	2,271,107
Oriental Financial Group Inc.	134,744	1,587,284
Pacific Capital Bancorp	268,569	8,626,436
Park National Corp.(b)	75,061	7,091,763
Peoples Bancorp Inc.	67,598	1,785,263
Pinnacle Financial Partners Inc.(a)	32,253	984,039
Placer Sierra Bancshares	38,725	1,047,898
Preferred Bank	2,727	106,926
PremierWest Bancorp	84,200	1,137,542
Prosperity Bancshares Inc.	219,765	7,634,636
Provident Bankshares Corp.	208,332	6,845,790
Renasant Corp.	98,681	2,435,447
Republic Bancorp Inc. Class A	49,902	1,128,284
Royal Bancshares of Pennsylvania Class A	30,585	726,394
S&T Bancorp Inc.	164,220	5,425,829
Sandy Spring Bancorp Inc.	94,427	3,270,951
Santander BanCorp	28,134	495,440
SCBT Financial Corp.	57,447	2,083,028
Seacoast Banking Corp. of Florida	28,500	646,095
Security Bank Corp.	101,015	2,034,442
Shore Bancshares Inc.	52,466	1,387,726
Simmons First National Corp. Class A	90,136	2,710,390
Southside Bancshares Inc.	59,433	1,361,610
Southwest Bancorp Inc.	89,435	2,297,585
Sterling Bancorp	119,535	2,163,584
Sterling Bancshares Inc.	433,830	4,850,219
Sterling Financial Corp. (Pennsylvania)	160,529	3,563,744
Sterling Financial Corp. (Washington)	309,482	9,652,744
Sun Bancorp Inc. (New Jersey)(a)	95,943	1,783,580
Superior Bancorp(a)	54,617	589,864
Susquehanna Bancshares Inc.	327,543	7,595,722
SY Bancorp Inc.	60,680	1,508,505
Taylor Capital Group Inc.	38,163	1,335,705
Tompkins Trustco Inc.	38,626	1,616,884
TriCo Bancshares	65,039	1,539,473
Trustmark Corp.	308,592	8,652,920
UCBH Holdings Inc.	146,526	2,728,314
UMB Financial Corp.	199,276	7,524,662
Umpqua Holdings Corp.	354,107	9,479,444
Union Bankshares Corp.	83,729	2,171,930
United Bancshares Inc.	234,635	8,219,264
United Community Banks Inc.	191,346	6,274,235
Univest Corp. of Pennsylvania	73,316	1,816,037
USB Holding Co. Inc.	42,088	954,977
Virginia Financial Group Inc.	68,211	1,768,711
W Holding Co. Inc.	690,069	3,450,345
Washington Trust Bancorp Inc.	72,491	1,943,484
WesBanco Inc.	138,650	4,280,125
West Bancorporation	14,420	217,598
West Coast Bancorp	97,770	3,125,707
Westamerica Bancorp	114,099	5,496,149
Wintrust Financial Corp.	96,917	4,323,467
Yardville National Bancorp	53,576	1,945,345

		501,485,571

BEVERAGES – 0.04%
Boston Beer Co. Inc. Class A(a)	18,991	633,350
Farmer Brothers Co.	42,191	957,736

		1,591,086

BIOTECHNOLOGY – 0.74%
ADVENTRX Pharmaceuticals Inc.(a)(b)	68,262	170,655
Affymax Inc.(a)	3,995	128,639
Arena Pharmaceuticals Inc.(a)(b)	119,203	1,294,545
ARIAD Pharmaceuticals Inc.(a)	174,310	782,652
Bio-Rad Laboratories Inc. Class A(a)	117,555	8,210,041
Cambrex Corp.	170,125	4,185,075
Celera Group(a)	487,119	6,917,090
deCODE genetics Inc.(a)	70,740	258,201
Genitope Corp.(a)(b)	41,471	172,105
Geron Corp.(a)	216,064	1,512,448
Incyte Corp.(a)	244,290	1,609,871
Martek Biosciences Corp.(a)(b)	71,533	1,475,010
Maxygen Inc.(a)	186,198	2,076,108
Molecular Insight Pharmaceuticals Inc.	4,702	55,860
Northfield Laboratories Inc.(a)(b)	104,381	376,815
Replidyne Inc.(a)	5,315	29,551
Savient Pharmaceuticals Inc.(a)	329,597	3,961,756

		33,216,422

BUILDING MATERIALS – 0.47%
Apogee Enterprises Inc.	39,049	782,542
Comfort Systems USA Inc.	167,406	2,005,524
Goodman Global Inc.(a)	51,982	915,923
LSI Industries Inc.	135,444	2,267,333
PGT Inc.(a)	31,119	373,428
Simpson Manufacturing Co. Inc.(b)	23,856	735,719
Texas Industries Inc.(b)	120,156	9,075,383
U.S. Concrete Inc.(a)	41,643	325,648
Universal Forest Products Inc.	94,895	4,702,047

		21,183,547

CHEMICALS – 2.75%
Arch Chemicals Inc.	139,440	4,353,317
CF Industries Holdings Inc.	347,372	13,391,191
Ferro Corp.	269,535	5,824,651
Fuller (H.B.) Co.	371,379	10,127,505
Georgia Gulf Corp.	194,400	3,151,224
Grace (W.R.) & Co.(a)(b)	222,468	5,877,605
Hercules Inc.(a)	328,254	6,414,083
Innophos Holdings Inc.	26,126	451,719
Innospec Inc.	77,489	4,466,466
Minerals Technologies Inc.	125,414	7,795,734
NL Industries Inc.(b)	15,127	164,884
Olin Corp.	414,228	7,017,022
OM Group Inc.(a)	185,263	8,277,551
OMNOVA Solutions Inc.(a)	137,475	750,613
Pioneer Companies Inc.(a)	7,021	194,060
PolyOne Corp.(a)	586,706	3,578,907
Rockwood Holdings Inc.(a)	221,943	6,143,382
Schulman (A.) Inc.	151,366	3,566,183
Sensient Technologies Corp.	292,696	7,545,703
Spartech Corp.	202,399	5,938,387
Stepan Co.	38,667	1,015,009
Terra Industries Inc.(a)(b)	601,245	10,521,787
Tronox Inc. Class B	261,514	3,655,966
UAP Holding Corp.	127,702	3,301,097

		123,524,046

COAL – 0.01%
International Coal Group Inc.(a)	119,680	628,320

		628,320

COMMERCIAL SERVICES – 3.72%
ABM Industries Inc.	275,811	7,278,652
Albany Molecular Research Inc.(a)	103,236	1,016,875
AMN Healthcare Services Inc.(a)	14,040	317,585
Arbitron Inc.	44,012	2,066,363
BearingPoint Inc.(a)	1,076,860	8,248,748
Bowne & Co. Inc.	177,843	2,797,470
Capella Education Co.(a)	3,047	102,196
CBIZ Inc.(a)	194,546	1,381,277
CDI Corp.	67,440	1,950,365
Central Parking Corp.	62,974	1,396,763
Clayton Holdings Inc.(a)	2,638	40,467
Coinmach Service Corp. Class A	82,234	872,503
Coinstar Inc.(a)	164,674	5,154,296
Compass Diversified Trust	83,577	1,401,586
Consolidated Graphics Inc.(a)	24,036	1,779,866
Cornell Companies Inc.(a)	71,768	1,451,149
CorVel Corp.(a)	31,147	942,197
CRA International Inc.(a)	5,523	288,190
Cross Country Healthcare Inc.(a)	175,361	3,196,831
Deluxe Corp.	314,516	10,545,721
Dollar Thrifty Automotive Group Inc.(a)	155,662	7,944,988
DynCorp International Inc.(a)	65,442	987,520
Educate Inc.(a)	112,018	858,058
Electro Rent Corp.(a)	119,938	1,727,107
ExlService Holdings Inc.(a)	8,987	185,402
Exponent Inc.(a)	93,201	1,859,360
First Advantage Corp. Class A(a)	5,183	124,237
Forrester Research Inc.(a)	23,653	670,799
FTI Consulting Inc.(a)	113,548	3,814,077
Global Cash Access Inc.(a)	42,129	703,133
HealthSpring Inc.(a)	27,024	636,415
Heidrick & Struggles International Inc.(a)	18,972	919,193
Hudson Highland Group Inc.(a)	9,937	154,918
Interactive Data Corp.	226,243	5,599,514
Kelly Services Inc. Class A	79,880	2,572,136
Korn/Ferry International(a)	57,183	1,311,778
Landauer Inc.	25,128	1,268,461
LECG Corp.(a)	31,714	459,219
Live Nation Inc.(a)	296,808	6,547,584
MAXIMUS Inc.	135,904	4,685,970
MPS Group Inc.(a)	411,804	5,827,027
Navigant Consulting Inc.(a)	20,077	396,722
PharmaNet Development Group Inc.(a)	115,540	3,004,040
PHH Corp.(a)	336,712	10,289,919
PRA International(a)	23,095	497,928
QC Holdings Inc.(b)	25,714	341,739
Rent-A-Center Inc.(a)	438,160	12,259,717
Rewards Network Inc.(a)	45,530	241,309
SAIC Inc.(a)	274,524	4,754,756
Source Interlink Companies Inc.(a)(b)	183,811	1,233,372
Spherion Corp.(a)	175,543	1,548,289
Standard Parking Corp.(a)	1,539	54,434
StarTek Inc.	68,614	671,731
Stewart Enterprises Inc. Class A	665,952	5,367,573
TNS Inc.(a)	116,702	1,877,735
Valassis Communications Inc.(a)	127,007	2,183,250
Vertrue Inc.(a)	47,676	2,293,692
Viad Corp.	140,262	5,414,113

Volt Information Sciences Inc.(a)(b)	78,466	2,055,025
Watson Wyatt Worldwide Inc.	207,539	10,096,772
Wright Express Corp.(a)	41,829	1,268,674

		166,936,786

COMPUTERS – 2.43%
Agilysys Inc.	192,782	4,331,812
BISYS Group Inc. (The)(a)	583,252	6,684,068
Brocade Communications Systems Inc.(a)	1,356,116	12,910,224
CACI International Inc. Class A(a)	33,658	1,577,214
CIBER Inc.(a)	322,407	2,537,343
Covansys Corp.(a)	197,218	4,867,340
Echelon Corp.(a)(b)	195,750	2,063,205
Electronics For Imaging Inc.(a)	365,186	8,563,612
Gateway Inc.(a)	1,641,313	3,594,475
Hutchinson Technology Inc.(a)	162,078	3,784,521
iGATE Corp.(a)	12,276	101,154
IHS Inc. Class A(a)	16,244	667,791
Imation Corp.	219,719	8,872,253
Integral Systems Inc.	3,779	91,338
Isilon Systems Inc.(a)	25,024	404,638
Komag Inc.(a)(b)	48,234	1,578,699
Magma Design Automation Inc.(a)	225,664	2,698,941
Manhattan Associates Inc.(a)	156,344	4,288,516
Mentor Graphics Corp.(a)(b)	511,804	8,362,877
Mercury Computer Systems Inc.(a)	103,069	1,429,567
MTS Systems Corp.	14,357	557,626
Ness Technologies Inc.(a)	109,147	1,394,899
NetScout Systems Inc.(a)	28,903	261,572
Palm Inc.(a)	548,694	9,947,822
Perot Systems Corp. Class A(a)	545,738	9,752,338
Quantum Corp.(a)	1,228,164	3,316,043
RadiSys Corp.(a)	92,614	1,513,313
SI International Inc.(a)	45,384	1,302,975
Silicon Storage Technology Inc.(a)	362,521	1,787,229

		109,243,405

COSMETICS & PERSONAL CARE – 0.17%
Chattem Inc.(a)	36,736	2,165,220
Elizabeth Arden Inc.(a)	164,150	3,581,753
Inter Parfums Inc.	9,649	202,629
Physicians Formula Holdings Inc.(a)	22,342	421,817
Revlon Inc. Class A(a)(c)	1,234,842	1,296,584

		7,668,003

DISTRIBUTION & WHOLESALE – 0.65%
BlueLinx Holdings Inc.	79,569	835,474
Building Materials Holding Corp.	184,072	3,333,544
Central European Distribution Corp.(a)	34,522	1,004,935
Core-Mark Holding Co. Inc.(a)	62,592	2,233,283
Houston Wire & Cable Co.(a)(b)	26,005	728,660
Owens & Minor Inc.	253,328	9,304,737
ScanSource Inc.(a)	9,927	266,441
United Stationers Inc.(a)	187,401	11,229,068

		28,936,142

DIVERSIFIED FINANCIAL SERVICES – 1.53%
Accredited Home Lenders Holding Co.(a)(b)	137,280	1,272,586
Advanta Corp. Class B	107,529	4,714,071
Asset Acceptance Capital Corp.(a)	25,591	395,893
Calamos Asset Management Inc. Class A	21,982	490,638
CharterMac	330,162	6,388,635
Cohen & Steers Inc.	18,492	796,635

CompuCredit Corp.(a)(b)	28,534	890,831
eSpeed Inc.(a)	131,530	1,249,535
Federal Agricultural Mortgage Corp.(b)	66,884	1,819,245
Financial Federal Corp.	171,797	4,521,697
Friedman, Billings, Ramsey Group Inc. Class A	933,886	5,155,051
GAMCO Investors Inc. Class A	36,011	1,560,357
KBW Inc.(a)	23,996	834,101
Knight Capital Group Inc. Class A(a)	660,254	10,458,423
LaBranche & Co. Inc.(a)(b)	337,702	2,755,648
MarketAxess Holdings Inc.(a)	117,400	1,965,276
Marlin Business Services Corp.(a)	51,736	1,131,984
National Financial Partners Corp.	40,878	1,917,587
NewStar Financial Inc.(a)	25,895	434,000
Ocwen Financial Corp.(a)(b)	218,817	2,816,175
Piper Jaffray Companies(a)	117,695	7,290,028
Sanders Morris Harris Group Inc.	107,848	1,148,581
Stifel Financial Corp.(a)(b)	38,505	1,705,771
SWS Group Inc.	150,362	3,730,481
Waddell & Reed Financial Inc. Class A	116,082	2,707,032
World Acceptance Corp.(a)	9,395	375,330

		68,525,591

ELECTRIC – 3.32%
ALLETE Inc.	158,417	7,385,401
Aquila Inc.(a)	2,363,544	9,879,614
Avista Corp.	328,848	7,967,987
Black Hills Corp.	209,972	7,720,670
CH Energy Group Inc.	99,327	4,836,232
Cleco Corp.	357,530	9,235,000
Duquesne Light Holdings Inc.	559,488	11,072,268
El Paso Electric Co.(a)	305,620	8,053,087
Empire District Electric Co. (The)	189,128	4,690,374
IDACORP Inc.	270,956	9,169,151
ITC Holdings Corp.	15,518	671,774
MGE Energy Inc.	128,528	4,557,603
NorthWestern Corp.	222,694	7,890,048
Ormat Technologies Inc.	6,456	270,894
Otter Tail Corp.	185,420	6,348,781
PNM Resources Inc.	479,439	15,485,880
Portland General Electric Co.	169,430	4,947,356
UIL Holdings Corp.	155,094	5,381,762
UniSource Energy Corp.	221,833	8,329,829
Westar Energy Inc.	550,231	15,142,357

		149,036,068

ELECTRICAL COMPONENTS & EQUIPMENT – 0.86%
Advanced Energy Industries Inc.(a)	38,873	817,888
Belden CDT Inc.	268,431	14,385,217
EnerSys Inc.(a)	293,925	5,049,631
General Cable Corp.(a)	25,293	1,351,405
GrafTech International Ltd.(a)	335,692	3,048,083
Greatbatch Inc.(a)(b)	104,863	2,674,006
Littelfuse Inc.(a)	70,905	2,878,743
Powell Industries Inc.(a)	48,432	1,549,824
Power-One Inc.(a)	337,852	1,932,513
Superior Essex Inc.(a)	118,002	4,091,129
Universal Display Corp.(a)(b)	52,755	796,073

		38,574,512

ELECTRONICS – 1.94%
Analogic Corp.	37,519	2,359,195
Badger Meter Inc.	26,150	694,283
Bel Fuse Inc. Class B	63,281	2,449,608

Benchmark Electronics Inc.(a)	359,872	7,434,956
Brady Corp. Class A	103,534	3,230,261
Checkpoint Systems Inc.(a)	247,399	5,853,460
Coherent Inc.(a)	82,791	2,627,786
CTS Corp.	102,418	1,415,417
Cubic Corp.	97,994	2,120,590
Cymer Inc.(a)	12,362	513,641
Eagle Test Systems Inc.(a)	19,567	325,595
Electro Scientific Industries Inc.(a)	182,760	3,516,302
Excel Technology Inc.(a)	25,545	698,145
KEMET Corp.(a)	549,634	4,204,700
L-1 Identity Solutions Inc.(a)(b)	124,767	2,059,903
Methode Electronics Inc.	235,458	3,477,715
OSI Systems Inc.(a)	57,087	1,509,380
Park Electrochemical Corp.	115,578	3,134,475
Paxar Corp.(a)	259,356	7,443,517
Photon Dynamics Inc.(a)	46,401	585,117
Rofin-Sinar Technologies Inc.(a)	5,467	323,537
Technitrol Inc.	256,293	6,712,314
TTM Technologies Inc.(a)	35,439	338,088
Varian Inc.(a)	129,166	7,525,211
Watts Water Technologies Inc. Class A	141,189	5,369,418
Woodward Governor Co.	189,271	7,792,287
X-Rite Inc.	109,441	1,417,261
Zygo Corp.(a)	113,966	1,824,596

		86,956,758

ENERGY - ALTERNATE SOURCES – 0.21%
Aventine Renewable Energy Holdings Inc.(a)	37,764	688,060
First Solar Inc.(a)	39,319	2,044,981
FuelCell Energy Inc.(a)(b)	303,621	2,386,461
Headwaters Inc.(a)(b)	117,636	2,570,347
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	336,839	410,944
US BioEnergy Corp.(a)	24,411	279,994
VeraSun Energy Corp.(a)(b)	46,930	932,499

		9,313,286

ENGINEERING & CONSTRUCTION – 1.13%
Dycom Industries Inc.(a)	254,738	6,638,472
EMCOR Group Inc.(a)	198,306	11,696,088
Granite Construction Inc.	157,557	8,706,600
InfraSource Services Inc.(a)	168,484	5,143,817
Insituform Technologies Inc. Class A(a)	171,674	3,569,102
Layne Christensen Co.(a)	47,681	1,736,542
Perini Corp.(a)	14,493	534,212
Stanley Inc.(a)	13,139	204,968
Sterling Construction Co. Inc.(a)	6,560	125,034
Washington Group International Inc.(a)	182,503	12,121,849

		50,476,684

ENTERTAINMENT – 0.61%
Bally Technologies Inc.(a)	43,606	1,028,229
Bluegreen Corp.(a)	132,544	1,496,422
Carmike Cinemas Inc.(b)	77,982	1,809,182
Churchill Downs Inc.	55,044	2,498,447
Dover Motorsports Inc.	105,103	551,791
Great Wolf Resorts Inc.(a)	168,607	2,230,671
Lakes Gaming Inc.(a)(b)	145,600	1,623,440
Macrovision Corp.(a)	48,329	1,210,641
Magna Entertainment Corp. Class A(a)(b)	256,367	933,176
National CineMedia Inc.(a)	28,097	750,190
Pinnacle Entertainment Inc.(a)	143,129	4,160,760

Six Flags Inc.(a)(b)	452,070	2,716,941
Speedway Motorsports Inc.	95,821	3,713,064
Steinway Musical Instruments Inc.	46,583	1,503,233
Vail Resorts Inc.(a)	23,195	1,260,184

		27,486,371

ENVIRONMENTAL CONTROL – 0.68%
Calgon Carbon Corp.(a)(b)	252,584	2,098,973
Casella Waste Systems Inc. Class A(a)	7,317	71,414
Metal Management Inc.	164,523	7,600,963
Mine Safety Appliances Co.	74,803	3,146,214
Synagro Technologies Inc.	388,819	2,216,268
Tetra Tech Inc.(a)	142,229	2,710,885
Waste Connections Inc.(a)	311,808	9,335,532
Waste Holdings Inc.	44,357	1,218,487
Waste Services Inc.(a)	233,190	2,317,909

		30,716,645

FOOD – 2.13%
Chiquita Brands International Inc.	267,089	3,744,588
Diamond Foods Inc.	24,921	414,935
Flowers Foods Inc.	146,564	4,421,836
Great Atlantic & Pacific Tea Co.	122,277	4,057,151
Hain Celestial Group Inc.(a)	196,054	5,895,344
Imperial Sugar Co.(b)	70,784	2,373,388
Ingles Markets Inc. Class A	74,086	3,025,672
J&J Snack Foods Corp.	43,185	1,705,376
Lance Inc.	116,006	2,347,961
M&F Worldwide Corp.(a)	67,149	3,196,964
Nash Finch Co.	84,244	2,903,048
Pathmark Stores Inc.(a)	303,108	3,879,782
Performance Food Group Co.(a)	218,363	6,740,866
Pilgrim’s Pride Corp.	255,915	8,493,819
Premium Standard Farms Inc.	86,652	1,823,158
Ralcorp Holdings Inc.(a)	152,937	9,833,849
Ruddick Corp.	250,875	7,546,320
Sanderson Farms Inc.	107,479	3,983,172
Seaboard Corp.(b)	2,234	5,048,840
Spartan Stores Inc.	132,770	3,558,236
Tootsie Roll Industries Inc.	24,114	722,691
TreeHouse Foods Inc.(a)	196,327	5,982,084
Village Super Market Inc. Class A	10,344	987,749
Weis Markets Inc.	59,492	2,659,292

		95,346,121

FOREST PRODUCTS & PAPER – 0.98%
Bowater Inc.	354,144	8,435,710
Buckeye Technologies Inc.(a)	238,420	3,094,692
Caraustar Industries Inc.(a)	185,062	1,162,189
Glatfelter Co.	281,685	4,199,923
Mercer International Inc.(a)(b)	171,434	2,050,351
Potlatch Corp.	244,677	11,201,313
Rock-Tenn Co. Class A	213,092	7,074,654
Schweitzer-Mauduit International Inc.	97,755	2,429,212
Wausau Paper Corp.	266,622	3,828,692
Xerium Technologies Inc.	60,920	488,578

		43,965,314

GAS – 1.73%
Cascade Natural Gas Corp.	71,627	1,887,371
EnergySouth Inc.	42,794	1,794,352
Laclede Group Inc. (The)	135,023	4,196,515
New Jersey Resources Corp.	176,764	8,847,038

Nicor Inc.	280,651	13,589,121
Northwest Natural Gas Co.	173,872	7,940,734
Piedmont Natural Gas Co.(b)	481,722	12,707,826
South Jersey Industries Inc.	183,648	6,987,806
Southwest Gas Corp.	252,711	9,822,877
WGL Holdings Inc.	307,916	9,847,154

		77,620,794

HAND & MACHINE TOOLS – 0.21%
Baldor Electric Co.	139,381	5,260,239
Regal-Beloit Corp.	90,077	4,177,771

		9,438,010

HEALTH CARE - PRODUCTS – 1.16%
Accuray Inc.(a)	16,933	376,590
AngioDynamics Inc.(a)	19,437	328,291
Biosite Inc.(a)	13,010	1,092,450
CONMED Corp.(a)	177,444	5,186,688
Datascope Corp.	75,789	2,742,804
Hansen Medical Inc.(a)(b)	7,362	139,142
HealthTronics Inc.(a)	223,494	1,204,633
ICU Medical Inc.(a)	56,093	2,198,846
Invacare Corp.	197,014	3,435,924
Inverness Medical Innovations Inc.(a)	228,774	10,015,726
Kensey Nash Corp.(a)	48,517	1,479,769
Medical Action Industries Inc.(a)	59,659	1,425,850
Merge Technologies Inc.(a)	91,936	447,728
Merit Medical Systems Inc.(a)	171,897	2,157,307
Metabolix Inc.(a)	7,298	121,366
Northstar Neuroscience Inc.(a)	14,145	181,056
Oakley Inc.	103,969	2,093,936
Steris Corp.	426,939	11,339,500
Symmetry Medical Inc.(a)	32,732	534,514
Thoratec Corp.(a)	40,454	845,489
Viasys Healthcare Inc.(a)	73,006	2,481,474
Visicu Inc.(a)	7,048	54,974
Vital Sign Inc.	4,476	232,662
Volcano Corp.(a)	10,576	190,474
Wright Medical Group Inc.(a)	21,740	484,585
Xtent Inc.	5,535	62,158
Young Innovations Inc.	2,230	60,701
Zoll Medical Corp.(a)	49,004	1,305,957

		52,220,594

HEALTH CARE - SERVICES – 1.33%
Air Methods Corp.(a)	7,419	178,204
Alliance Imaging Inc.(a)	45,725	399,179
AMERIGROUP Corp.(a)	267,130	8,120,752
AmSurg Corp.(a)	72,007	1,763,451
Apria Healthcare Group Inc.(a)	241,559	7,790,278
Capital Senior Living Corp.(a)	138,721	1,610,551
Emeritus Corp.(a)	11,793	398,014
Genesis HealthCare Corp.(a)	123,796	7,812,766
Gentiva Health Services Inc.(a)	80,037	1,614,346
Horizon Health Corp.(a)	95,265	1,862,431
Kindred Healthcare Inc.(a)	180,376	5,912,725
Magellan Health Services Inc.(a)	202,204	8,492,568
Matria Healthcare Inc.(a)	6,793	179,063
MedCath Corp.(a)	35,474	968,440
Molina Healthcare Inc.(a)	40,806	1,248,256
National Healthcare Corp.	6,416	327,088
Odyssey Healthcare Inc.(a)	50,094	657,734
Option Care Inc.	153,648	2,043,518

RehabCare Group Inc.(a)	107,902	1,712,405
Res-Care Inc.(a)	141,098	2,469,215
Sunrise Senior Living Inc.(a)	68,457	2,705,421
Symbion Inc.(a)	56,213	1,102,337
VistaCare Inc. Class A(a)	35,608	309,790

		59,678,532

HOLDING COMPANIES - DIVERSIFIED – 0.15%
Freedom Acquisition Holding Inc.	177,652	1,700,130
Information Services Group Inc.	108,804	811,678
NTR Acquisition Co.	82,644	752,887
Resource America Inc. Class A	99,769	2,357,541
Star Maritime Acquisition Corp.(a)(b)	120,963	1,239,871

		6,862,107

HOME BUILDERS – 0.59%
AMREP Corp.(b)	2,007	155,041
Brookfield Homes Corp.(b)	48,556	1,558,648
Cavco Industries Inc.(a)	25,266	883,047
Hovnanian Enterprises Inc. Class A(a)(b)	228,989	5,761,363
Levitt Corp. Class A	105,153	978,974
M/I Homes Inc.	67,119	1,782,009
Meritage Homes Corp.(a)	143,568	4,611,404
Monaco Coach Corp.	169,250	2,696,153
Orleans Homebuilders Inc.(b)	30,416	269,182
Palm Harbor Homes Inc.(a)(b)	43,755	627,447
Skyline Corp.	42,927	1,448,357
Technical Olympic USA Inc.(b)	128,200	511,518
WCI Communities Inc.(a)(b)	212,208	4,528,519
Williams Scotsman International Inc.(a)	12,715	249,977
Winnebago Industries Inc.(b)	18,602	625,585

		26,687,224

HOME FURNISHINGS – 0.51%
Audiovox Corp. Class A(a)	103,917	1,530,697
DTS Inc.(a)	25,394	615,297
Ethan Allen Interiors Inc.	166,607	5,887,891
Furniture Brands International Inc.(b)	286,448	4,520,149
Hooker Furniture Corp.	67,570	1,354,779
Kimball International Inc. Class B	95,520	1,841,626
La-Z-Boy Inc.(b)	327,075	4,049,189
Sealy Corp.	75,801	1,325,001
Stanley Furniture Co. Inc.	69,917	1,454,274
Universal Electronics Inc.(a)	11,944	332,760

		22,911,663

HOUSEHOLD PRODUCTS & WARES – 1.14%
ACCO Brands Corp.(a)(b)	172,605	4,158,054
American Greetings Corp. Class A	337,746	7,839,085
Blyth Inc.	163,183	3,444,793
Central Garden and Pet Co. Class A(a)	374,257	5,501,578
CSS Industries Inc.	42,340	1,586,903
Ennis Inc.	160,774	4,302,312
Fossil Inc.(a)	157,410	4,166,643
Harland (John H.) Co.	102,665	5,259,528
Playtex Products Inc.(a)	98,402	1,335,315
Prestige Brands Holdings Inc.(a)	211,142	2,502,033
Russ Berrie & Co. Inc.(a)	73,969	1,042,963
Spectrum Brands Inc.(a)(b)	236,165	1,494,924
Standard Register Co. (The)	113,582	1,436,812
Tupperware Brands Corp.	208,139	5,188,905
WD-40 Co.	54,152	1,717,160

		50,977,008

HOUSEWARES – 0.05%
Lifetime Brands Inc.(b)	12,156	253,939
National Presto Industries Inc.	29,419	1,813,387

		2,067,326

INSURANCE – 4.95%
ACA Capital Holdings Inc.(a)	19,629	275,199
Affirmative Insurance Holdings Inc.	47,693	825,089
Alfa Corp.	205,041	3,789,158
American Equity Investment Life Holding Co.	352,847	4,632,881
American Physicians Capital Inc.(a)	61,832	2,478,227
Amtrust Financial Services Inc.(b)	144,045	1,521,115
Argonaut Group Inc.(a)	199,169	6,445,109
Baldwin & Lyons Inc. Class B	50,674	1,289,653
Bristol West Holdings Inc.	97,135	2,153,483
CNA Surety Corp.(a)	100,810	2,127,091
Commerce Group Inc.	343,312	10,313,092
Crawford & Co. Class B	151,113	876,455
Delphi Financial Group Inc. Class A	261,350	10,514,111
Direct General Corp.	93,952	1,997,420
Donegal Group Inc. Class A	82,418	1,399,458
eHealth Inc.(a)	32,862	773,900
EMC Insurance Group Inc.	38,077	982,387
Employers Holdings Inc.(a)	315,057	6,307,441
FBL Financial Group Inc. Class A	85,250	3,335,833
First Acceptance Corp.(a)	45,732	478,814
First Mercury Financial Corp.(a)	62,848	1,291,526
FPIC Insurance Group Inc.(a)	62,409	2,787,810
Great American Financial Resources Inc.	55,405	1,356,314
Harleysville Group Inc.	86,276	2,803,107
Hilb, Rogal & Hobbs Co.	211,996	10,398,404
Horace Mann Educators Corp.	272,334	5,596,464
Independence Holding Co.	30,840	667,378
Infinity Property & Casualty Corp.	123,885	5,805,251
James River Group Inc.	57,759	1,808,434
Kansas City Life Insurance Co.	25,056	1,127,520
LandAmerica Financial Group Inc.	112,981	8,350,426
Meadowbrook Insurance Group(a)	159,630	1,754,334
Midland Co. (The)	73,165	3,103,659
National Interstate Corp.	37,447	964,635
National Western Life Insurance Co. Class A	13,996	3,426,221
Navigators Group Inc. (The)(a)	82,369	4,132,453
NYMAGIC Inc.	36,382	1,486,205
Odyssey Re Holdings Corp.	81,229	3,193,112
Ohio Casualty Corp.	381,045	11,412,298
Phoenix Companies Inc.	712,158	9,884,753
PMA Capital Corp. Class A(a)	203,121	1,907,306
Presidential Life Corp.	135,974	2,681,407
ProAssurance Corp.(a)	209,453	10,713,521
RLI Corp.	133,176	7,315,358
Safety Insurance Group Inc.	82,423	3,306,811
SCPIE Holdings Inc.(a)	63,807	1,448,419
SeaBright Insurance Holdings Inc.(a)	101,129	1,860,774
Selective Insurance Group Inc.	368,987	9,394,409
State Auto Financial Corp.	90,883	2,920,071
Stewart Information Services Corp.	109,016	4,555,779
Triad Guaranty Inc.(a)	73,019	3,023,717
21st Century Insurance Group	175,645	3,723,674
United Fire & Casualty Co.	130,078	4,569,640
Universal American Financial Corp.(a)	240,561	4,662,072
USI Holdings Corp.(a)	292,199	4,923,553
Zenith National Insurance Corp.	233,449	11,035,134

		221,907,865

INTERNET – 1.74%
Agile Software Corp.(a)	308,887	2,146,765
Ariba Inc.(a)	471,269	4,429,929
Avocent Corp.(a)	288,204	7,772,862
CMGI Inc.(a)	2,920,062	6,190,531
Cogent Communications Group Inc.(a)	132,628	3,134,000
Covad Communications Group Inc.(a)	1,847,864	2,346,787
EarthLink Inc.(a)	774,911	5,695,596
FTD Group Inc.	80,590	1,332,153
Harris Interactive Inc.(a)	241,468	1,456,052
i2 Technologies Inc.(a)(b)	30,353	728,472
InfoSpace Inc.(a)	92,949	2,386,001
Internet Capital Group Inc.(a)	247,344	2,646,581
Interwoven Inc.(a)	139,621	2,359,595
iPass Inc.(a)	128,936	648,548
LoopNet Inc.(a)	7,890	134,840
NetBank Inc.	339,223	749,683
NetRatings Inc.(a)	83,508	1,736,966
1-800-FLOWERS.COM Inc.(a)	20,918	162,742
RealNetworks Inc.(a)	167,145	1,312,088
S1 Corp.(a)	389,897	2,339,382
Safeguard Scientifics Inc.(a)	760,018	2,249,653
Secure Computing Corp.(a)	320,428	2,467,296
Shutterfly Inc.(a)(b)	7,121	114,221
SonicWALL Inc.(a)	406,640	3,399,510
TIBCO Software Inc.(a)	1,160,581	9,888,150
United Online Inc.	404,915	5,680,957
US Auto Parts Network Inc.(a)	32,673	175,454
Vignette Corp.(a)	127,606	2,369,643
webMethods Inc.(a)	251,182	1,805,999

		77,860,456

INVESTMENT COMPANIES – 0.89%
Apollo Investment Corp.	651,273	13,937,242
Ares Capital Corp.	328,064	5,960,923
Capital Southwest Corp.	17,297	2,658,030
Gladstone Capital Corp.(b)	78,561	1,860,324
Gladstone Investment Corp.	38,448	571,722
Harris & Harris Group Inc.(a)(b)	27,436	354,473
Highland Distressed Opportunities Inc.(a)	74,825	1,075,235
Kohlberg Capital Corp.(a)	58,290	932,640
MCG Capital Corp.	363,228	6,814,157
Medallion Financial Corp.	94,493	1,081,000
MVC Capital Inc.(b)	136,276	2,132,719
NGP Capital Resources Co.	110,411	1,745,598
Technology Investment Capital Corp.	56,446	954,502

		40,078,565

IRON & STEEL – 1.05%
Chaparral Steel Co.	235,436	13,695,312
Claymont Steel Holdings Inc.(a)	43,572	868,390
Cleveland-Cliffs Inc.	170,306	10,901,287
Gibraltar Industries Inc.	152,713	3,454,368
Olympic Steel Inc.	53,239	1,649,877
Ryerson Inc.(b)	164,827	6,530,446
Schnitzer Steel Industries Inc. Class A	142,616	5,728,885
Shiloh Industries Inc.	31,485	355,151
Steel Technologies Inc.	72,716	2,150,939
Wheeling-Pittsburgh Corp.(a)	67,702	1,603,860

		46,938,515

LEISURE TIME – 0.47%
Ambassadors International Inc.(b)	45,123	2,081,975
Arctic Cat Inc.	76,756	1,495,974
Bally Total Fitness Holding Corp.(a)(b)(c)	204,154	126,575
Callaway Golf Co.	478,485	7,540,924
K2 Inc.(a)	299,113	3,616,276
Marine Products Corp.	35,430	339,065
Multimedia Games Inc.(a)(b)	172,230	2,049,537
Nautilus Inc.	50,654	781,591
Polaris Industries Inc.(b)	43,729	2,098,117
Town Sports International Holdings Inc.(a)	43,816	955,189

		21,085,223

LODGING – 0.62%
Ameristar Casinos Inc.	120,724	3,876,448
Gaylord Entertainment Co.(a)	256,260	13,548,466
Lodgian Inc.(a)	120,311	1,607,355
Marcus Corp.	135,231	3,145,473
MTR Gaming Group Inc.(a)	107,264	1,403,013
Riviera Holdings Corp.(a)	31,012	866,785
Trump Entertainment Resorts Inc.(a)	195,676	3,535,865

		27,983,405

MACHINERY – 0.90%
Albany International Corp. Class A	55,290	1,987,123
Altra Holdings Inc.(a)	31,354	429,863
Briggs & Stratton Corp.	323,395	9,976,736
Cascade Corp.	79,104	4,736,748
Chart Industries Inc.(a)	42,870	778,519
Cognex Corp.	23,063	499,775
Gehl Corp.(a)	43,931	1,114,969
Gerber Scientific Inc.(a)	118,340	1,255,587
Gorman-Rupp Co. (The)	71,964	2,305,007
Kadant Inc.(a)	85,665	2,172,464
Lindsay Corp.	62,471	1,985,953
NACCO Industries Inc.	34,748	4,774,723
Nordson Corp.	25,133	1,167,679
Robbins & Myers Inc.	83,649	3,119,271
Sauer-Danfoss Inc.	14,386	433,019
Tecumseh Products Co. Class A(a)(b)	104,566	1,052,980
Tennant Co.	85,985	2,707,668

		40,498,084

MANUFACTURING – 1.33%
Ameron International Corp.	55,137	3,631,323
AptarGroup Inc.	221,517	14,826,133
Barnes Group Inc.	44,450	1,022,795
Blount International Inc.(a)	110,945	1,381,265
CLARCOR Inc.	208,687	6,636,247
EnPro Industries Inc.(a)(b)	133,288	4,805,032
Federal Signal Corp.	304,990	4,733,445
FreightCar America Inc.	36,765	1,770,970
Griffon Corp.(a)	188,183	4,657,529
Koppers Holdings Inc.	63,676	1,633,926
Lancaster Colony Corp.	39,334	1,738,169
Matthews International Corp. Class A	68,444	2,785,671
Myers Industries Inc.	67,319	1,257,519
Reddy Ice Holdings Inc.	13,161	397,199
Smith (A.O.) Corp.	33,829	1,292,944
Standex International Corp.	77,731	2,216,111
Tredegar Corp.	215,176	4,903,861

		59,690,139

MEDIA – 1.93%
Belo Corp.	574,373	10,723,544
Charter Communications Inc. Class A(a)(b)	2,425,242	6,766,425
Citadel Broadcasting Corp.	231,918	2,205,540
Courier Corp.	52,780	2,062,115
Cox Radio Inc. Class A(a)	285,298	3,894,318
Crown Media Holdings Inc. Class A(a)(b)	45,183	240,825
Cumulus Media Inc. Class A(a)	165,800	1,555,204
Emmis Communications Corp.	141,691	1,195,872
Entercom Communications Corp.	201,465	5,677,284
Entravision Communications Corp.(a)	195,291	1,824,018
Fisher Communications Inc.(a)	47,417	2,304,466
GateHouse Media Inc.	55,895	1,134,669
Gray Television Inc.	271,239	2,826,310
Journal Communications Inc. Class A	277,036	3,631,942
Journal Register Co.	253,613	1,511,533
Lee Enterprises Inc.	289,683	8,704,974
Lin TV Corp. Class A(a)	173,959	2,765,948
Media General Inc. Class A	139,908	5,338,889
Mediacom Communications Corp.(a)	159,360	1,297,190
Outdoor Channel Holdings Inc.(a)	82,031	838,357
Playboy Enterprises Inc. Class B(a)	120,566	1,240,624
PRIMEDIA Inc.(a)	1,256,257	3,341,644
Radio One Inc. Class D(a)	484,216	3,128,035
Salem Communications Corp. Class A	58,969	737,113
Scholastic Corp.(a)	221,795	6,897,825
Spanish Broadcasting System Inc. Class A(a)	163,398	653,592
Sun-Times Media Group Inc. Class A	203,139	1,007,569
Westwood One Inc.	446,864	3,069,956

		86,575,781

METAL FABRICATE & HARDWARE – 0.74%
Ampco-Pittsburgh Corp.	41,135	1,188,390
Castle (A.M.) & Co.	30,681	900,794
CIRCOR International Inc.	100,611	3,591,813
Ladish Co. Inc.(a)	4,384	165,014
Lawson Products Inc.	26,222	993,289
Mueller Industries Inc.	200,681	6,040,498
Mueller Water Products Inc. Class A	77,437	1,069,405
NN Inc.	98,048	1,224,620
Quanex Corp.	187,938	7,959,174
Valmont Industries Inc.	7,474	432,221
Worthington Industries Inc.	457,204	9,409,258

		32,974,476

MINING – 0.61%
Brush Engineered Materials Inc.(a)	122,643	5,944,506
Century Aluminum Co.(a)	66,934	3,137,866
Compass Minerals International Inc.	201,732	6,737,849
Royal Gold Inc.(b)	63,576	1,913,638
Stillwater Mining Co.(a)	49,177	624,056
USEC Inc.(a)	549,197	8,924,451

		27,282,366

OFFICE & BUSINESS EQUIPMENT – 0.32%
Global Imaging Systems Inc.(a)	228,866	4,462,887
IKON Office Solutions Inc.	692,919	9,957,246

		14,420,133

OFFICE FURNISHINGS – 0.00%
CompX International Inc.	9,823	158,445

		158,445

OIL & GAS – 2.34%
Alon USA Energy Inc.	28,278	1,023,664
Bill Barrett Corp.(a)	100,318	3,251,306
Bois d’Arc Energy Inc.(a)	5,836	77,210
Brigham Exploration Co.(a)	286,471	1,781,850
Bronco Drilling Co. Inc.(a)	13,472	223,231
Callon Petroleum Co.(a)	61,885	839,779
Comstock Resources Inc.(a)	84,660	2,317,991
Delta Petroleum Corp.(a)	29,757	683,221
Edge Petroleum Corp.(a)(b)	179,368	2,245,687
Encore Acquisition Co.(a)	333,578	8,069,252
Energy Partners Ltd.(a)	65,369	1,186,447
EXCO Resources Inc.(a)	327,803	5,434,974
Geomet Inc.(a)	12,368	109,086
Giant Industries Inc.(a)	64,529	4,881,619
Harvest Natural Resources Inc.(a)	234,454	2,283,582
Houston Exploration Co.(a)	183,884	9,920,542
McMoRan Exploration Co.(a)(b)	154,444	2,117,427
Meridian Resource Corp. (The)(a)	549,233	1,323,652
Parker Drilling Co.(a)	683,101	6,414,318
Penn Virginia Corp.	66,877	4,908,772
PetroCorp Inc. Escrow(c)	19,086	2
Petrohawk Energy Corp.(a)	372,236	4,902,348
PetroQuest Energy Inc.(a)	190,649	2,228,687
RAM Energy Resources Inc.(a)(b)	80,898	374,558
Rosetta Resources Inc.(a)	318,687	6,545,831
Stone Energy Corp.(a)	172,663	5,126,364
Sulphco Inc.(a)(b)	90,895	310,861
Swift Energy Co.(a)	184,176	7,693,032
Venoco Inc.(a)	31,827	568,430
Warren Resources Inc.(a)	242,681	3,162,133
Western Refining Inc.	146,371	5,711,396
Whiting Petroleum Corp.(a)	233,554	9,204,363

		104,921,615

OIL & GAS SERVICES – 1.36%
Cal Dive International Inc.(a)	70,401	859,596
Dawson Geophysical Co.(a)	22,034	1,091,344
Gulf Island Fabrication Inc.	25,291	676,281
Hanover Compressor Co.(a)	645,921	14,371,742
Hornbeck Offshore Services Inc.(a)	138,763	3,975,560
Input/Output Inc.(a)(b)	321,828	4,434,790
Lone Star Technologies Inc.(a)	183,055	12,087,122
Newpark Resources Inc.(a)	241,399	1,701,863
Oil States International Inc.(a)	149,741	4,805,189
T-3 Energy Services Inc.(a)	6,809	136,997
Trico Marine Services Inc.(a)	74,336	2,769,759
Union Drilling Inc.(a)	84,470	1,199,474
Universal Compression Holdings Inc.(a)	190,199	12,872,668

		60,982,385

PACKAGING & CONTAINERS – 0.37%
Chesapeake Corp.	126,313	1,907,326
Greif Inc. Class A	104,032	11,558,996
Silgan Holdings Inc.	58,719	3,001,128

		16,467,450

PHARMACEUTICALS – 1.20%
Alpharma Inc. Class A	216,230	5,206,818
Altus Pharmaceuticals Inc.(a)(b)	7,701	117,209
Anadys Pharmaceuticals Inc.(a)	68,864	273,390
Animal Health International Inc.(a)	14,591	176,405
AtheroGenics Inc.(a)(b)	38,158	107,224

Bentley Pharmaceuticals Inc.(a)	103,695	849,262
Bradley Pharmaceuticals Inc.(a)	92,214	1,769,587
Cadence Pharmaceuticals Inc.(a)	6,467	95,712
Caraco Pharmaceutical Laboratories Ltd.(a)	8,898	108,378
Cypress Bioscience Inc.(a)	79,944	607,574
Dendreon Corp.(a)(b)	493,385	6,379,468
Emergent BioSolutions Inc.(a)	4,648	62,376
Emisphere Technologies Inc.(a)	21,790	69,728
Indevus Pharmaceuticals Inc.(a)	53,487	378,153
Nabi Biopharmaceuticals(a)	381,148	2,023,896
NBTY Inc.(a)	310,382	16,462,661
Neurocrine Biosciences Inc.(a)	51,711	646,388
New River Pharmaceuticals Inc.(a)	15,098	960,686
NPS Pharmaceuticals Inc.(a)	47,993	162,696
Nuvelo Inc.(a)	101,894	374,970
Obagi Medical Products Inc.(a)	5,017	73,900
Osiris Therapeutics Inc.(a)(b)	3,642	68,142
Par Pharmaceutical Companies Inc.(a)	76,076	1,911,029
Perrigo Co.	453,905	8,015,962
Pharmion Corp.(a)	45,476	1,195,564
Renovis Inc.(a)(b)	50,700	177,450
Rigel Pharmaceuticals Inc.(a)	117,476	1,275,789
Sciele Pharma Inc.(a)	23,014	544,972
Synta Pharmaceuticals Corp.	5,364	43,287
Trubion Pharmaceuticals Inc.(a)	4,333	85,317
ViroPharma Inc.(a)	253,656	3,639,964

		53,863,957

REAL ESTATE – 0.18%
Avatar Holdings Inc.(a)(b)	36,380	2,598,987
California Coastal Communities Inc.(a)	67,766	1,374,972
HFF Inc. Class A(a)	56,257	843,855
HouseValues Inc.(a)(b)	4,639	23,473
Meruelo Maddux Properties Inc.(a)	240,630	2,105,513
Resource Capital Corp.	18,891	304,901
Tarragon Corp.(b)	85,489	886,521

		8,138,222

REAL ESTATE INVESTMENT TRUSTS – 11.27%
Affordable Residential Communities Inc.(a)	268,376	3,255,401
Agree Realty Corp.	48,758	1,664,598
Alexandria Real Estate Equities Inc.	150,243	15,079,890
American Campus Communities Inc.	145,056	4,393,746
American Financial Realty Trust	824,042	8,306,343
American Home Mortgage Investment Corp.(b)	280,751	7,577,469
Anthracite Capital Inc.	364,036	4,368,432
Anworth Mortgage Asset Corp.	290,191	2,835,166
Arbor Realty Trust Inc.	75,724	2,305,039
Ashford Hospitality Trust Inc.	382,703	4,569,474
BioMed Realty Trust Inc.	412,946	10,860,480
Capital Lease Funding Inc.	212,862	2,279,752
Capital Trust Inc. Class A	71,055	3,237,976
CBRE Realty Finance Inc.	53,749	711,099
Cedar Shopping Centers Inc.	272,396	4,412,815
Crescent Real Estate Equities Co.	500,567	10,041,374
Crystal River Capital Inc.	39,944	1,072,097
DCT Industrial Trust Inc.	889,325	10,520,715
Deerfield Triarc Capital Corp.	328,204	4,919,778
DiamondRock Hospitality Co.	549,080	10,432,520
EastGroup Properties Inc.	11,224	572,761
Education Realty Trust Inc.	168,746	2,494,066
Entertainment Properties Trust	166,938	10,058,015
Equity Inns Inc.	346,062	5,668,496

Equity One Inc.	241,574	6,401,711
Extra Space Storage Inc.	364,265	6,899,179
FelCor Lodging Trust Inc.	314,402	8,165,020
Fieldstone Investment Corp.	317,813	975,686
First Industrial Realty Trust Inc.	283,039	12,821,667
First Potomac Realty Trust	152,457	4,355,696
Franklin Street Properties Corp.	369,898	7,094,644
GMH Communities Trust	252,490	2,522,375
Gramercy Capital Corp.	118,109	3,623,584
Healthcare Realty Trust Inc.	302,762	11,293,023
Hersha Hospitality Trust	256,717	3,024,126
Highland Hospitality Corp.	378,160	6,731,248
Highwoods Properties Inc.	341,699	13,493,694
Home Properties Inc.	28,999	1,531,437
HomeBanc Corp.	366,994	1,280,809
Impac Mortgage Holdings Inc.(b)	491,320	2,456,600
Inland Real Estate Corp.	404,153	7,412,166
Innkeepers USA Trust	275,944	4,492,368
Investors Real Estate Trust(b)	295,464	3,128,964
JER Investors Trust Inc.	103,608	1,970,624
Kite Realty Group Trust	180,969	3,610,332
KKR Financial Corp.	508,850	13,957,756
LaSalle Hotel Properties	252,637	11,712,251
Lexington Realty Trust	433,730	9,164,715
Longview Fibre Co.	308,009	7,586,262
LTC Properties Inc.	147,889	3,831,804
Luminent Mortgage Capital Inc.	304,324	2,720,657
Maguire Properties Inc.	204,738	7,280,483
Medical Properties Trust Inc.(b)	310,482	4,560,981
MFA Mortgage Investments Inc.	503,719	3,878,636
Mid-America Apartment Communities Inc.	112,910	6,352,317
National Health Investors Inc.	148,684	4,659,757
National Retail Properties Inc.	367,040	8,878,698
Nationwide Health Properties Inc.	562,144	17,572,621
Newcastle Investment Corp.	305,463	8,470,489
NorthStar Realty Finance Corp.	372,267	5,662,181
Omega Healthcare Investors Inc.	302,908	5,194,872
Parkway Properties Inc.	96,078	5,020,076
Pennsylvania Real Estate Investment Trust	232,030	10,285,890
Post Properties Inc.	271,421	12,412,082
PS Business Parks Inc.	79,525	5,608,103
Quadra Realty Trust Inc.(a)	57,008	743,384
RAIT Financial Trust	393,658	10,998,805
Ramco-Gershenson Properties Trust	106,846	3,815,471
Realty Income Corp.	630,975	17,793,495
Redwood Trust Inc.(b)	129,646	6,764,928
Republic Property Trust	166,821	1,916,773
Senior Housing Properties Trust	470,687	11,249,419
Sovran Self Storage Inc.	111,705	6,189,574
Spirit Finance Corp.	682,077	10,162,947
Strategic Hotels & Resorts Inc.	463,498	10,600,199
Sunstone Hotel Investors Inc.	367,196	10,009,763
Universal Health Realty Income Trust	74,418	2,660,444
Urstadt Biddle Properties Inc. Class A	133,844	2,617,989
U-Store-It Trust	298,228	6,000,347
Winston Hotels Inc.	185,032	2,781,031
Winthrop Realty Trust Inc.	247,967	1,639,062

		505,676,717

RETAIL – 6.08%
AC Moore Arts & Crafts Inc.(a)	44,853	957,163
AFC Enterprises Inc.(a)	162,037	3,248,842
America’s Car-Mart Inc.(a)(b)	26,749	357,367

Applebee’s International Inc.	76,659	1,899,610
Asbury Automotive Group Inc.	76,760	2,168,470
Big 5 Sporting Goods Corp.	29,237	757,823
Big Lots Inc.(a)(b)	712,788	22,296,009
Blockbuster Inc. Class A(a)(b)	1,206,217	7,768,037
Bob Evans Farms Inc.	225,577	8,335,070
Bon-Ton Stores Inc. (The)(b)	41,912	2,357,131
Books-A-Million Inc.	89,942	1,280,774
Borders Group Inc.	375,626	7,670,283
Brown Shoe Co. Inc.	131,842	5,537,364
Buckle Inc. (The)	9,696	346,147
Cabela’s Inc. Class A(a)	189,741	4,707,474
Cache Inc.(a)	4,155	73,751
Carrols Restaurant Group Inc.(a)	27,239	395,238
Casey’s General Store Inc.	291,197	7,282,837
Cash America International Inc.	89,547	3,671,427
CBRL Group Inc.	164,926	7,636,074
CEC Entertainment Inc.(a)	90,977	3,779,185
Charming Shoppes Inc.(a)(b)	381,529	4,940,801
Conn’s Inc.(a)(b)	8,044	199,089
Cost Plus Inc.(a)(b)	139,492	1,394,920
CSK Auto Corp.(a)	125,866	2,164,895
dELiA*s Inc.(a)	67,399	618,723
Domino’s Pizza Inc.	242,272	7,866,572
Finish Line Inc. (The) Class A	269,297	3,393,142
Fred’s Inc.	252,255	3,708,149
Genesco Inc.(a)	127,736	5,304,876
Group 1 Automotive Inc.	157,156	6,250,094
Haverty Furniture Companies Inc.	141,778	1,984,892
IHOP Corp.	87,090	5,107,829
Insight Enterprises Inc.(a)	304,897	5,482,048
J. Crew Group Inc.(a)	75,366	3,027,452
Jack in the Box Inc.(a)	222,922	15,410,598
Jo-Ann Stores Inc.(a)(b)	151,844	4,137,749
Kenneth Cole Productions Inc. Class A	58,454	1,500,514
Krispy Kreme Doughnuts Inc.(a)(b)	185,208	1,887,270
Landry’s Restaurants Inc.	103,384	3,060,166
Lithia Motors Inc. Class A	99,852	2,736,943
Longs Drug Stores Corp.	24,102	1,244,627
Luby’s Inc.(a)	136,639	1,334,963
MarineMax Inc.(a)	97,510	2,260,282
McCormick & Schmick’s Seafood Restaurants Inc.(a)	8,512	228,207
Morton’s Restaurant Group Inc.(a)	41,380	736,150
Movado Group Inc.	111,605	3,286,767
99 Cents Only Stores(a)	298,943	4,403,430
Nu Skin Enterprises Inc. Class A	133,929	2,212,507
O’Charley’s Inc.(a)	145,057	2,798,150
Pantry Inc. (The)(a)	12,242	553,583
Papa John’s International Inc.(a)	50,641	1,488,845
Payless ShoeSource Inc.(a)	367,895	12,214,114
Pep Boys - Manny, Moe & Jack Inc.	342,939	6,546,706
Pier 1 Imports Inc.	552,247	3,816,027
PriceSmart Inc.(a)	50,321	772,931
Rare Hospitality International Inc.(a)	27,210	818,749
Regis Corp.	288,033	11,627,892
Ruby Tuesday Inc.	31,075	888,745
Rush Enterprises Inc. Class A(a)	137,482	2,641,029
School Specialty Inc.(a)(b)	119,959	4,331,719
Shoe Carnival Inc.(a)	52,444	1,746,385
Smart & Final Inc.(a)	87,982	1,915,368
Sonic Automotive Inc.	190,624	5,432,784
Stage Stores Inc.	275,324	6,417,803

Steak n Shake Co. (The)(a)	177,389	2,974,814
Stein Mart Inc.	75,879	1,238,345
Susser Holdings Corp.(a)	35,890	622,692
Syms Corp.(a)	39,918	744,471
Systemax Inc.(b)	61,311	1,148,355
Talbots Inc. (The)(b)	142,562	3,367,314
Tuesday Morning Corp.	47,022	697,806
West Marine Inc.(a)(b)	89,724	1,633,874
Zale Corp.(a)	302,702	7,985,279

		272,833,511

SAVINGS & LOANS – 2.79%
Abington Community Bancorp Inc.(b)	42,789	849,790
Anchor BanCorp Wisconsin Inc.	123,188	3,492,380
BankAtlantic Bancorp Inc. Class A	301,091	3,299,957
BankFinancial Corp.	152,906	2,487,781
BankUnited Financial Corp. Class A	198,911	4,218,902
Berkshire Hills Bancorp Inc.	54,244	1,825,311
BFC Financial Corp. Class A(a)	104,326	459,034
Brookline Bancorp Inc.	389,306	4,932,507
Citizens First Bancorp Inc.	53,635	1,221,805
Clifton Savings Bancorp Inc.	82,934	990,232
Dime Community Bancshares Inc.	159,290	2,107,407
Downey Financial Corp.(b)	133,336	8,605,505
First Financial Holdings Inc.	75,889	2,625,759
First Niagara Financial Group Inc.	701,369	9,756,043
First Place Financial Corp.	109,971	2,358,878
FirstFed Financial Corp.(a)(b)	105,522	5,996,815
Flagstar Bancorp Inc.	259,303	3,098,671
Flushing Financial Corp.	121,386	1,970,095
Franklin Bank Corp.(a)	148,900	2,660,843
Home Federal Bancorp Inc.	34,565	536,794
Investors Bancorp Inc.(a)	315,329	4,553,351
Kearny Financial Corp.	137,038	1,970,606
KNBT Bancorp Inc.	183,527	2,705,188
MAF Bancorp Inc.	212,380	8,779,789
NASB Financial Inc.	25,002	870,570
NewAlliance Bancshares Inc.	394,105	6,388,442
Northwest Bancorp Inc.	117,091	3,171,995
OceanFirst Financial Corp.	55,889	969,674
Oritani Financial Corp.(a)	34,699	520,485
Partners Trust Financial Group Inc.	284,991	3,257,447
PennFed Financial Services Inc.	60,111	1,302,605
PFF Bancorp Inc.	113,804	3,451,675
Provident Financial Services Inc.	406,971	7,101,644
Provident New York Bancorp	267,971	3,791,790
Rockville Financial Inc.	55,147	828,859
Roma Financial Corp.(a)(b)	59,091	915,911
TierOne Corp.	114,558	3,097,648
United Community Financial Corp.	172,917	1,910,733
ViewPoint Financial Group	66,493	1,153,654
Wauwatosa Holdings Inc.(a)	57,222	1,000,241
Westfield Financial Inc.	43,108	462,118
Willow Financial Bancorp Inc.	99,664	1,285,666
WSFS Financial Corp.	37,028	2,387,565

		125,372,165

SEMICONDUCTORS – 2.17%
Actel Corp.(a)	162,888	2,690,910
AMIS Holdings Inc.(a)	123,888	1,356,574
Applied Micro Circuits Corp.(a)	1,865,816	6,810,228
Asyst Technologies Inc.(a)	109,397	769,061
ATMI Inc.(a)	66,242	2,025,018

Axcelis Technologies Inc.(a)	637,830	4,873,021
Bookham Inc.(a)(b)	439,552	997,783
Brooks Automation Inc.(a)	471,101	8,079,382
Cabot Microelectronics Corp.(a)	66,013	2,212,096
Cirrus Logic Inc.(a)	74,208	568,433
Cohu Inc.	142,058	2,670,690
Conexant Systems Inc.(a)	378,152	623,951
Credence Systems Corp.(a)	632,871	2,094,803
DSP Group Inc.(a)	153,888	2,923,872
Emulex Corp.(a)	369,469	6,757,588
Entegris Inc.(a)(b)	780,506	8,351,414
Exar Corp.(a)	106,483	1,409,835
Genesis Microchip Inc.(a)	119,743	1,112,412
IPG Photonics Corp.(a)	18,479	354,797
IXYS Corp.(a)	17,535	179,383
Kopin Corp.(a)	52,350	176,943
Kulicke & Soffa Industries Inc.(a)	358,893	3,319,760
Lattice Semiconductor Corp.(a)	719,577	4,209,525
Mattson Technology Inc.(a)	24,134	219,619
MIPS Technologies Inc. Class A(a)	120,663	1,077,521
MKS Instruments Inc.(a)	229,883	5,866,614
ON Semiconductor Corp.(a)	61,571	549,213
Pericom Semiconductor Corp.(a)	79,917	781,588
Photronics Inc.(a)	261,396	4,064,708
Rudolph Technologies Inc.(a)	131,351	2,290,761
Semitool Inc.(a)(b)	122,676	1,594,788
Skyworks Solutions Inc.(a)	794,943	4,570,922
Staktek Holdings Inc.(a)	52,339	170,102
Standard Microsystems Corp.(a)	106,083	3,239,775
Techwell Inc.(a)	9,901	123,465
TriQuint Semiconductor Inc.(a)	882,068	4,410,340
Ultratech Inc.(a)	22,184	301,924
Varian Semiconductor Equipment Associates Inc.(a)	51,293	2,738,020
Veeco Instruments Inc.(a)	14,861	289,790
Virage Logic Corp.(a)	9,332	67,844
Zoran Corp.(a)	37,764	642,743

		97,567,216

SOFTWARE – 2.64%
Actuate Corp.(a)	68,765	358,953
Altiris Inc.(a)	137,928	4,539,210
ANSYS Inc.(a)	14,361	729,108
Aspen Technology Inc.(a)	553,795	7,199,335
Avid Technology Inc.(a)(b)	241,022	8,406,847
Blackbaud Inc.	52,592	1,284,297
Borland Software Corp.(a)	461,641	2,432,848
Bottomline Technologies Inc.(a)	123,737	1,348,733
CommVault Systems Inc.(a)	26,955	436,671
CSG Systems International Inc.(a)	170,304	4,261,006
Dendrite International Inc.(a)	236,136	3,697,890
Digi International Inc.(a)	80,766	1,025,728
DivX Inc.(a)(b)	19,196	384,688
Double-Take Software Inc.(a)	17,343	234,304
eFunds Corp.(a)	218,679	5,829,982
EPIQ Systems Inc.(a)	94,751	1,931,025
Guidance Software Inc.	6,873	82,751
Hyperion Solutions Corp.(a)	192,463	9,975,357
Infocrossing Inc.(a)	22,103	328,672
Innerworkings Inc.(a)	37,009	436,706
Inter-Tel Inc.	110,973	2,623,402
INVESTools Inc.(a)	118,168	1,642,535
JDA Software Group Inc.(a)	152,975	2,299,214

Keane Inc.(a)	124,469	1,690,289
Lawson Software Inc.(a)	787,010	6,366,911
ManTech International Corp. Class A(a)	27,085	904,910
MapInfo Corp.(a)	36,166	728,022
Neoware Inc.(a)	8,752	88,133
Omniture Inc.(a)	28,770	524,477
OPNET Technologies Inc.(a)	7,604	102,730
Parametric Technology Corp.(a)	352,147	6,722,486
Pegasystems Inc.	90,763	839,558
Progress Software Corp.(a)	259,340	8,091,408
QAD Inc.	44,317	403,285
Quest Software Inc.(a)	127,858	2,080,250
Schawk Inc.	80,164	1,451,770
Sybase Inc.(a)	536,742	13,568,838
Synchronoss Technologies Inc.(a)	16,916	294,338
SYNNEX Corp.(a)	79,085	1,679,765
Take-Two Interactive Software Inc.(a)(b)	428,289	8,625,740
THQ Inc.(a)	77,423	2,647,092

		118,299,264

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	15,795	422,990

		422,990

TELECOMMUNICATIONS – 4.11%
Acme Packet Inc.(a)	35,621	526,478
Adaptec Inc.(a)	721,874	2,793,652
ADTRAN Inc.	154,469	3,761,320
Aeroflex Inc.(a)	403,641	5,307,879
Alaska Communications Systems Group Inc.	265,104	3,910,284
Anaren Inc.(a)	93,244	1,642,027
Andrew Corp.(a)	1,008,812	10,683,319
Anixter International Inc.(a)	100,220	6,608,507
Arris Group Inc.(a)	317,192	4,466,063
Atlantic Tele-Network Inc.	2,495	65,194
Black Box Corp.	110,357	4,032,445
CalAmp Corp.(a)	146,386	1,263,311
Carrier Access Corp.(a)	101,240	517,336
C-COR Inc.(a)	92,979	1,288,689
Cincinnati Bell Inc.(a)	1,562,093	7,341,837
Consolidated Communications Holdings Inc.	127,817	2,542,280
CT Communications Inc.	121,079	2,918,004
Ditech Networks Inc.(a)	205,372	1,667,621
EMS Technologies Inc.(a)	31,248	602,149
Eschelon Telecom Inc.(a)	12,061	348,563
Extreme Networks Inc.(a)	753,980	3,189,335
FairPoint Communications Inc.	174,123	3,344,903
Foundry Networks Inc.(a)	418,665	5,681,284
General Communication Inc. Class A(a)	140,344	1,964,816
Globalstar Inc.(a)(b)	76,351	809,321
Golden Telecom Inc.	137,679	7,624,663
Harmonic Inc.(a)	45,598	447,772
IDT Corp. Class B	284,328	3,227,123
Iowa Telecommunications Services Inc.	198,465	3,969,300
Ixia(a)	15,273	142,039
Lightbridge Inc.(a)	51,500	904,855
Loral Space & Communications Inc.(a)	71,768	3,651,556
MasTec Inc.(a)	253,702	2,793,259
MRV Communications Inc.(a)(b)	790,392	2,805,892
Newport Corp.(a)	256,655	4,201,442
NTELOS Holdings Corp.(a)	14,874	285,878
Oplink Communications Inc.(a)	96,775	1,739,047
Opnext Inc.(a)	80,934	1,197,014

Optical Communication Products Inc.(a)	122,224	163,780
Optium Corp.(a)	15,922	309,046
ORBCOMM Inc.(a)	35,972	458,643
PAETEC Holding Corp.(a)	246,749	2,585,930
Plantronics Inc.	135,480	3,200,038
Polycom Inc.(a)	293,526	9,783,222
Powerwave Technologies Inc.(a)(b)	824,510	4,691,462
Premiere Global Services Inc.(a)	456,331	5,120,034
RCN Corp.(a)	182,989	4,675,369
RF Micro Devices Inc.(a)	201,771	1,257,033
SafeNet Inc.(a)	164,320	4,650,256
SAVVIS Inc.(a)	69,422	3,323,925
Shenandoah Telecommunications Co.	42,197	1,987,057
SureWest Communications	93,050	2,314,154
Switch & Data Facilities Co. Inc.(a)	34,004	616,152
Sycamore Networks Inc.(a)	1,165,120	4,357,549
Symmetricom Inc.(a)	239,119	1,984,688
Syniverse Holdings Inc.(a)	19,842	209,135
Tekelec(a)	54,979	819,737
3Com Corp.(a)	2,471,172	9,662,281
Time Warner Telecom Inc. Class A(a)	192,972	4,008,028
USA Mobility Inc.(b)	173,206	3,451,996
UTStarcom Inc.(a)(b)	406,100	3,366,569
Vonage Holdings Corp.(a)(b)	79,694	274,944
Wireless Facilities Inc.(a)	246,659	320,657
Zhone Technologies Inc.(a)	370,531	459,458

		184,317,600

TEXTILES – 0.16%
G&K Services Inc. Class A	133,959	4,860,033
UniFirst Corp.	60,595	2,325,030

		7,185,063

TOYS, GAMES & HOBBIES – 0.34%
JAKKS Pacific Inc.(a)	174,275	4,165,173
LeapFrog Enterprises Inc.(a)	183,991	1,968,704
Marvel Entertainment Inc.(a)(b)	67,285	1,867,159
RC2 Corp.(a)	123,662	4,994,708
Topps Co. Inc. (The)	217,856	2,117,560

		15,113,304

TRANSPORTATION – 1.00%
Arkansas Best Corp.	160,422	5,703,002
Atlas Air Worldwide Holdings Inc.(a)	101,993	5,378,091
Bristow Group Inc.(a)	147,942	5,392,486
Dynamex Inc.(a)	8,196	208,506
Florida East Coast Industries Inc.	79,923	5,010,373
Forward Air Corp.	18,935	622,583
GulfMark Offshore Inc.(a)	110,252	4,812,500
Heartland Express Inc.	181,814	2,887,206
Horizon Lines Inc. Class A	57,681	1,893,090
Marten Transport Ltd.(a)	69,067	1,096,784
P.A.M. Transportation Services Inc.(a)	15,127	311,919
Patriot Transportation Holding Inc.(a)(b)	7,343	658,006
PHI Inc.(a)	36,428	985,742
Saia Inc.(a)	93,798	2,227,703
SIRVA Inc.(a)	317,352	1,132,947
U.S. Xpress Enterprises Inc. Class A(a)	31,774	548,419
USA Truck Inc.(a)	24,162	375,477
Werner Enterprises Inc.	307,414	5,585,712

		44,830,546

TRUCKING & LEASING – 0.13%
AMERCO(a)	6,558	458,994
Greenbrier Companies Inc. (The)(b)	53,967	1,440,919
Interpool Inc.	75,173	1,835,725
TAL International Group Inc.	94,778	2,274,672

		6,010,310

WATER – 0.40%
American States Water Co.	106,039	3,909,658
California Water Service Group	121,094	4,640,322
PICO Holdings Inc.(a)	79,791	3,407,874
SJW Corp.	95,033	3,846,936
Southwest Water Co.(b)	145,614	2,099,754

		17,904,544

TOTAL COMMON STOCKS (Cost: $4,267,569,731)		4,479,147,275

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 5.03%

CERTIFICATES OF DEPOSIT(d) – 0.13%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$2,555,123	2,555,123
Deutsche Bank AG
5.35%, 08/08/07	3,193,904	3,193,904

		5,749,027

COMMERCIAL PAPER(d) – 1.01%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	1,215,102	1,212,524
BNP Paribas Finance Inc.
5.12%, 06/06/07	447,147	443,017
Bryant Park Funding LLC
5.28%, 04/23/07(e)	1,916,342	1,910,440
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	958,171	955,753
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	1,916,342	1,912,118
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	5,324,915	5,300,600
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	3,084,583	3,083,893
Five Finance Inc.
5.22%, 04/20/07(e)	587,678	586,144
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	2,235,733	2,207,595
Giro Funding Corp.
5.29%, 04/23/07(e)	1,277,562	1,273,619
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	2,491,245	2,471,724
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	638,781	629,681
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	1,916,342	1,909,859
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	958,171	955,074
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	1,614,173	1,594,148

Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	2,882,128	2,868,201
Nationwide Building Society
5.21%, 04/13/07(e)	1,213,683	1,211,751
Nestle Capital Corp.
5.19%, 08/09/07	766,537	752,281
Park Granada LLC
5.50%, 04/02/07(e)	2,693,419	2,693,419
Park Sienna LLC
5.50%, 04/02/07(e)	255,512	255,512
Sedna Finance Inc.
5.22%, 04/17/07(e)	728,210	726,626
Simba Funding Corp.
5.20%, 07/23/07(e)	1,277,562	1,256,893
Societe Generale
5.18%, 05/16/07	3,193,904	3,173,683
Tulip Funding Corp.
5.30%, 04/26/07(e)	1,726,497	1,720,396
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	2,081,557	2,081,556
Westpac Banking Corp.
5.20%, 07/12/07(e)	1,149,805	1,133,031
Zela Finance Inc.
5.20%, 07/16/07(e)	766,537	754,911

		45,074,449

MEDIUM-TERM NOTES(d) – 0.07%
Bank of America N.A.
5.28%, 04/20/07	319,390	319,390
Cullinan Finance Corp.
5.71%, 06/28/07(e)	958,171	958,171
K2 USA LLC
5.39%, 06/04/07(e)	958,171	958,171
Sigma Finance Inc.
5.51%, 06/18/07(e)	1,047,600	1,047,600

		3,283,332

MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	6,134,073	6,134,073

		6,134,073

REPURCHASE AGREEMENTS(d) – 1.31%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,556,292 (collateralized by non-U.S. Government debt securities, value $2,634,663, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$2,555,123	2,555,123
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,757,749 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,013,775, 3.75% to 8.50%, 5/15/08 to 6/12/46).	3,756,031	3,756,031
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $2,428,455 (collateralized by U.S. Government obligations, value $2,478,630, 5.50%, 12/1/34).	2,427,367	2,427,367

Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,917,220 (collateralized by non-U.S. Government debt securities, value $1,978,396, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,916,342	1,916,342
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $3,195,363 (collateralized by non-U.S. Government debt securities, value $3,489,014, 4.50% to 7.84%, 12/1/07 to 7/15/21).	3,193,904	3,193,904
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $127,814, (collateralized by non-U.S. Government debt securities, value $134,193, 4.50% to 7.84%, 12/1/07 to 7/15/21).	127,756	127,756
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $8,307,949 (collateralized by non-U.S. Government debt securities, value $8,841,541, 0.00% to 6.01%, 5/27/33 to 3/15/37).	8,304,150	8,304,150
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $1,405,968 (collateralized by non-U.S. Government debt securities, value $1,496,268, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,405,318	1,405,318
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $766,894 (collateralized by non-U.S. Government debt securities, value $816,149, 0.00% to 6.01%, 5/27/33 to 3/15/37).	766,537	766,537
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $4,473,507 (collateralized by non-U.S. Government debt securities, value $4,700,188, 4.70% to 6.25%, 11/25/35 to 10/17/48).	4,471,465	4,471,465
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,556,292 (collateralized by non-U.S. Government debt securities, value $2,685,821, 0.00% to 8.85%, 8/15/09 to 10/15/49).	2,555,123	2,555,123
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,030,574 (collateralized by non-U.S. Government debt securities, value $3,145,766, 0.00% to 5.68%, 4/17/07 to 1/25/47).	3,029,188	3,029,188
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,278,157 (collateralized by non-U.S. Government debt securities, value $1,412,247, 5.65% to 9.49%, 1/1/17 to 6/1/48).	1,277,562	1,277,562
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $639,073 (collateralized by non-U.S. Government debt securities, value $671,504, 3.73% to 5.33%, 12/1/35 to 6/1/46).	638,781	638,781
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $319,537 (collateralized by non-U.S. Government debt securities, value $335,748, 4.70% to 8.75%, 6/1/10 to 3/15/32).	319,390	319,390

Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $8,947,081 (collateralized by non-U.S. Government debt securities, value $11,376,483, 1.13% to 10.07%, 1/15/09 to 10/12/49).	8,942,930	8,942,930
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,278,146 (collateralized by non-U.S. Government debt securities, value $1,317,389, 3.60% to 10.13%, 7/15/07 to 7/1/26).	1,277,562	1,277,562
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,278,146 (collateralized by non-U.S. Government debt securities, value $1,329,330, 0.00% to 10.00%, 4/1/07 to 3/31/37).	1,277,562	1,277,562
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $6,390,730 (collateralized by non-U.S. Government debt securities, value $6,719,785, 4.22% to 8.32%, 1/17/14 to 12/20/54).	6,387,808	6,387,808
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $946,272 (collateralized by non-U.S. Government debt securities, value $1,217,062, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	894,293	894,293
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $3,451,000 (collateralized by non-U.S. Government debt securities, value $3,625,859, 0.06% to 8.32%, 5/15/09 to 3/15/49).	3,449,416	3,449,416

		58,973,608

TIME DEPOSITS(d) – 0.34%
Bank of Montreal
5.25%, 04/02/07	2,588,378	2,588,378
Credit Suisse First Boston NY
5.32%, 04/03/07	6,387,808	6,387,808
Danske Bank
5.46%, 04/02/07	3,832,684	3,832,684
Deutsche Bank AG
5.25%, 04/02/07	2,236,397	2,236,397

		15,045,267

VARIABLE & FLOATING RATE NOTES(d) – 2.03%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	3,270,557	3,270,854
American Express Centurion Bank
5.41%, 07/19/07	1,405,318	1,405,803
American Express Credit Corp.
5.42%, 03/05/08	383,268	383,439
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	2,342	2,342
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	958,171	958,171
ASIF Global Financing
5.40%, 05/03/07(e)	127,756	127,762
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	830,415	830,415
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	1,852,464	1,852,512
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	3,257,782	3,257,821

BMW US Capital LLC
5.32%, 04/15/08(e)	1,277,562	1,277,562
BNP Paribas
5.33%, 11/19/07(e)	2,363,489	2,363,489
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	1,226,459	1,226,364
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	830,415	830,415
CC USA Inc.
5.35%, 07/30/07(e)	638,781	638,807
Commodore CDO Ltd.
5.42%, 12/12/07(e)	274,611	274,611
Credit Agricole SA
5.33%, 11/23/07	1,277,562	1,277,562
Cullinan Finance Corp.
5.36%, 04/25/07(e)	319,390	319,390
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	58,909	58,909
DEPFA Bank PLC
5.39%, 12/14/07(e)	1,277,562	1,277,562
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	1,469,196	1,469,208
Fifth Third Bancorp
5.32%, 02/22/08(e)	2,555,123	2,555,123
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	830,415	830,384
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	1,341,440	1,341,539
Granite Master Issuer PLC
5.29%, 08/20/07(e)	4,471,465	4,471,465
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	2,938,391	2,926,597
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,916,342	1,916,434
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	1,277,562	1,277,562
Holmes Financing PLC
5.29%, 07/16/07(e)	2,235,733	2,235,733
JP Morgan Securities Inc.
5.52%, 11/16/07	2,555,123	2,555,123
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	3,513,294	3,513,294
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	958,171	958,159
Kestrel Funding LLC
5.30%, 07/11/07(e)	511,025	511,010
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	766,537	766,537
Leafs LLC
5.32%, 01/22/08(e)	1,235,404	1,235,404
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	1,405,318	1,405,302
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	450,407	450,407
Marshall & Ilsley Bank
5.32%, 02/15/08	702,659	702,659
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	2,312,041	2,312,041
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	1,405,318	1,405,318
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	1,916,342	1,916,342

Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	127,756	127,756
Mound Financing PLC
5.29%, 05/08/07(e)	1,200,908	1,200,908
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	2,044,098	2,044,082
National City Bank of Indiana
5.34%, 05/21/07	638,781	638,788
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	4,215,953	4,216,329
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	1,280,755	1,280,612
Northern Rock PLC
5.38%, 02/01/08(e)	1,533,074	1,533,100
Pricoa Global Funding I
5.31%, 02/27/08(e)	1,724,708	1,724,708
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	1,852,464	1,852,456
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	1,277,562	1,277,562
Strips III LLC
5.37%, 07/24/07(e)	251,728	251,728
SunTrust Bank
5.29%, 05/01/07	1,277,562	1,277,566
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	3,117,250	3,117,178
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	830,415	830,415
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	1,389,410	1,389,410
Wachovia Bank N.A.
5.48%, 05/22/07	3,232,231	3,232,233
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	958,171	958,357
Wells Fargo & Co.
5.33%, 11/15/07(e)	638,781	638,803
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	958,171	958,178
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	3,832,684	3,832,419
Wind Master Trust
5.31%, 07/25/07(e)	511,025	511,025

		91,283,044

TOTAL SHORT-TERM INVESTMENTS (Cost: $225,542,800)		225,542,800

TOTAL INVESTMENTS IN SECURITIES – 104.86% (Cost: $4,493,112,531)		4,704,690,075

SHORT POSITIONS(i) – (0.03)%

COMMON STOCKS – (0.03)%
Kraft Foods Inc.	(73,455)	(1,292,073)

		(1,292,073)

TOTAL SHORT POSITIONS (Proceeds: $1,291,533)		(1,292,073)

Other Assets, Less Liabilities – (4.83)%		(216,852,861)

NET ASSETS – 100.00%		$4,486,545,141

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

(i)	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.27%
Catalina Marketing Corp.	8,687	$274,335
Clear Channel Outdoor Holdings Inc. Class A(a)	6,675	175,619
Donnelley (R.H.) Corp.(b)	12,378	877,476
Gaiam Inc.(a)	2,963	46,638
Getty Images Inc.(a)	9,747	473,997
Harte-Hanks Inc.	10,547	290,992
Interpublic Group of Companies Inc.(a)	87,778	1,080,547
inVentiv Health Inc.(a)	5,424	207,685
Lamar Advertising Co.	15,581	981,136
Marchex Inc. Class B	4,251	65,125
Omnicom Group Inc.	32,029	3,279,129
ValueVision Media Inc. Class A(a)	5,628	69,562

		7,822,241

AEROSPACE & DEFENSE – 1.96%
AAR Corp.(a)	6,857	188,979
AeroVironment Inc.(a)	1,258	28,758
Alliant Techsystems Inc.(a)	6,201	545,192
Argon ST Inc.(a)	2,318	61,334
Armor Holdings Inc.(a)	5,633	379,270
BE Aerospace Inc.(a)	14,609	463,105
Boeing Co. (The)	150,155	13,350,281
Curtiss-Wright Corp.	8,231	317,223
DRS Technologies Inc.	7,491	390,805
EDO Corp.	3,025	79,255
Esterline Technologies Corp.(a)	4,725	194,056
GenCorp Inc.(a)	10,480	145,043
General Dynamics Corp.	75,764	5,788,370
Goodrich Corp.	23,328	1,200,925
HEICO Corp.	3,887	141,837
Herley Industries Inc.(a)	2,704	42,236
Innovative Solutions & Support Inc.(a)	2,198	55,653
K&F Industries Holdings Inc.(a)	3,471	93,474
Kaman Corp.	4,401	102,587
L-3 Communications Holdings Inc.	22,898	2,002,888
Lockheed Martin Corp.	68,782	6,673,230
Moog Inc. Class A(a)	6,827	284,345
MTC Technologies Inc.(a)	1,909	40,146
Northrop Grumman Corp.	64,524	4,788,971
Orbital Sciences Corp.(a)	11,066	207,377
Raytheon Co.	83,750	4,393,525
Rockwell Collins Inc.	32,167	2,152,937
Sequa Corp. Class A(a)	1,267	151,749
Spirit AeroSystems Holdings Inc. Class A(a)	11,506	366,466
Teledyne Technologies Inc.(a)	6,459	241,825
TransDigm Group Inc.(a)	2,053	74,688
Triumph Group Inc.	3,008	166,463
United Industrial Corp.	1,797	99,194

United Technologies Corp.	189,830	12,338,950

		57,551,137

AGRICULTURE – 1.73%
Alico Inc.	703	40,303
Alliance One International Inc.(a)	17,550	161,986
Altria Group Inc.	391,792	34,403,256
Andersons Inc.	2,636	117,038
Archer-Daniels-Midland Co.	122,843	4,508,338
Delta & Pine Land Co.	6,656	274,227
Loews Corp. - Carolina Group	17,497	1,322,948
Maui Land & Pineapple Co. Inc.(a)	661	23,895
Monsanto Co.	101,567	5,582,122
Reynolds American Inc.	32,248	2,012,598
Tejon Ranch Co.(a)	2,028	95,924
Universal Corp.	4,779	293,192
UST Inc.	30,329	1,758,475
Vector Group Ltd.(b)	7,318	136,920

		50,731,222

AIRLINES – 0.24%
AirTran Holdings Inc.(a)	16,783	172,361
Alaska Air Group Inc.(a)	7,390	281,559
Allegiant Travel Co.(a)	941	29,641
AMR Corp.(a)	45,048	1,371,712
Continental Airlines Inc. Class B(a)	16,449	598,579
ExpressJet Holdings Inc.(a)	9,135	53,348
Frontier Airlines Holdings Inc.(a)(b)	6,627	39,828
JetBlue Airways Corp.(a)	32,439	373,373
Mesa Air Group Inc.(a)	6,620	49,849
Republic Airways Holdings Inc.(a)	6,189	142,099
SkyWest Inc.	11,978	321,370
Southwest Airlines Co.	150,711	2,215,452
UAL Corp.(a)	20,877	796,875
US Airways Group Inc.(a)	12,049	547,989

		6,994,035

APPAREL – 0.55%
Carter’s Inc.(a)	8,992	227,857
Cherokee Inc.	1,429	61,533
Coach Inc.(a)	72,265	3,616,863
Columbia Sportswear Co.	2,467	153,719
Crocs Inc.(a)	1,876	88,641
Deckers Outdoor Corp.(a)	2,033	144,384
Guess? Inc.	7,909	320,235
Gymboree Corp.(a)	6,175	247,432
Hanesbrands Inc.(a)	17,914	526,492
Hartmarx Corp.(a)	5,818	43,053
Heelys Inc.(a)	1,208	35,443
Iconix Brand Group Inc.(a)	8,895	181,458
Jones Apparel Group Inc.	21,117	648,925
Kellwood Co.	4,759	139,581
K-Swiss Inc. Class A(b)	4,802	129,750
Liz Claiborne Inc.	19,630	841,145
Maidenform Brands Inc.(a)	2,705	62,404
Nike Inc. Class B	36,217	3,848,418
Oxford Industries Inc.	2,797	138,284
Perry Ellis International Inc.(a)	2,028	64,876
Phillips-Van Heusen Corp.	10,335	607,698
Polo Ralph Lauren Corp.	11,489	1,012,755
Quiksilver Inc.(a)	22,874	265,338
Skechers U.S.A. Inc. Class A(a)	2,154	72,310
Steven Madden Ltd.	3,958	115,574

Stride Rite Corp.	6,823	105,006
Timberland Co. Class A(a)	9,400	244,682
True Religion Apparel Inc.(a)(b)	2,382	38,684
VF Corp.	16,488	1,362,239
Volcom Inc.(a)	2,372	81,502
Warnaco Group Inc. (The)(a)	8,831	250,800
Weyco Group Inc.	1,297	33,696
Wolverine World Wide Inc.	10,455	298,699

		16,009,476

AUTO MANUFACTURERS – 0.33%
A.S.V. Inc.(a)(b)	3,803	58,034
Ford Motor Co.	338,847	2,673,503
General Motors Corp.	88,662	2,716,604
Oshkosh Truck Corp.	13,846	733,838
PACCAR Inc.	46,947	3,445,910
Wabash National Corp.	5,732	88,387

		9,716,276

AUTO PARTS & EQUIPMENT – 0.31%
Accuride Corp.(a)	4,187	61,130
Aftermarket Technology Corp.(a)	4,049	98,310
American Axle & Manufacturing Holdings Inc.	9,634	263,490
ArvinMeritor Inc.	13,233	241,502
Autoliv Inc.	15,606	891,259
Bandag Inc.	2,080	105,435
BorgWarner Inc.	10,792	813,933
Commercial Vehicle Group Inc.(a)	3,831	78,919
Cooper Tire & Rubber Co.	11,612	212,383
Fuel Systems Solutions Inc.(a)	2,079	38,503
Goodyear Tire & Rubber Co. (The)(a)	33,263	1,037,473
Johnson Controls Inc.	36,598	3,462,903
Keystone Automotive Industries Inc.(a)	2,952	99,482
Lear Corp.(a)	14,261	520,669
Miller Industries Inc.(a)	1,706	37,208
Modine Manufacturing Co.	6,222	142,484
Noble International Ltd.	2,118	35,540
Superior Industries International Inc.(b)	4,242	88,361
Tenneco Inc.(a)	8,575	218,319
Titan International Inc.	4,075	103,220
TRW Automotive Holdings Corp.(a)	8,204	285,663
Visteon Corp.(a)	24,168	206,395

		9,042,581

BANKS – 6.35%
Alabama National Bancorp	3,123	221,140
AMCORE Financial Inc.	4,070	129,222
AmericanWest Bancorporation	2,089	44,997
Ameris Bancorp	2,349	57,504
Arrow Financial Corp.	1,988	44,531
Associated Bancorp	24,916	837,178
BancFirst Corp.	1,311	60,765
Bancorp Inc. (The)(a)	1,980	51,480
BancorpSouth Inc.	14,859	363,303
BancTrust Financial Group Inc.	1,850	39,146
Bank Mutual Corp.	11,237	127,765
Bank of America Corp.	857,135	43,731,028
Bank of Granite Corp.	2,942	52,721
Bank of Hawaii Corp.	9,544	506,118
Bank of New York Co. Inc. (The)	143,005	5,798,853
Bank of the Ozarks Inc.(b)	2,173	62,409
Banner Corp.	2,223	92,366
BB&T Corp.	102,577	4,207,708

BOK Financial Corp.	4,059	201,042
Boston Private Financial Holdings Inc.	6,654	185,780
Cadence Financial Corp.	2,030	40,600
Camden National Corp.	1,270	55,118
Capital City Bank Group Inc.	2,361	78,621
Capital Corp of the West	1,695	45,002
Capitol Bancorp Ltd.	2,675	98,574
Cardinal Financial Corp.	4,455	44,461
Cascade Bancorp	5,166	134,006
Cass Information Systems Inc.	1,124	37,946
Cathay General Bancorp	9,653	328,009
Centennial Bank Holdings Inc.(a)	10,847	93,827
Center Financial Corp.	2,226	44,008
Centerstate Banks of Florida Inc.	1,623	28,678
Central Pacific Financial Corp.	5,754	210,424
Chemical Financial Corp.	4,678	139,358
Chittenden Corp.	8,770	264,766
Citizens Banking Corp.	14,233	315,403
City Bank	2,343	75,234
City Holding Co.	3,320	134,294
City National Corp.	7,853	577,981
Coastal Financial Corp.	3,054	47,734
CoBiz Inc.	2,979	59,312
Colonial BancGroup Inc. (The)	29,001	717,775
Columbia Bancorp	1,871	44,923
Columbia Banking System Inc.	2,931	98,863
Comerica Inc.	30,480	1,801,978
Commerce Bancorp Inc.	34,592	1,154,681
Commerce Bancshares Inc.	13,151	635,325
Community Bancorp(a)	1,581	48,616
Community Bank System Inc.	5,536	115,813
Community Banks Inc.	4,372	104,360
Community Trust Bancorp Inc.	2,782	100,792
Compass Bancshares Inc.	24,282	1,670,602
Corus Bankshares Inc.(b)	7,183	122,542
Cullen/Frost Bankers Inc.	10,924	571,653
CVB Financial Corp.	12,371	147,215
East West Bancorp Inc.	11,355	417,523
Enterprise Financial Services Corp.	1,709	47,852
F.N.B. Corp. (Pennsylvania)	11,263	189,782
Farmers Capital Bank Corp.	1,255	36,872
Fifth Third Bancorp	89,636	3,468,017
First Bancorp (North Carolina)	2,175	46,501
First BanCorp (Puerto Rico)	13,313	176,530
First Busey Corp. Class A	2,811	60,240
First Charter Corp.	6,408	137,772
First Citizens BancShares Inc. Class A	1,135	228,135
First Commonwealth Financial Corp.	13,365	157,039
First Community Bancorp	4,326	244,592
First Community Bancshares Inc.	1,887	73,593
First Financial Bancorp	6,218	93,954
First Financial Bankshares Inc.(b)	3,912	163,600
First Financial Corp.	2,539	78,582
First Horizon National Corp.	23,093	959,052
First Indiana Corp.	2,315	50,583
First Merchants Corp.	3,424	81,217
First Midwest Bancorp Inc.	9,329	342,841
First Regional Bancorp(a)	1,502	44,609
First Republic Bank	4,740	254,538
1st Source Corp.	2,315	60,584
First South Bancorp Inc.(b)	1,488	45,667
First State Bancorp	3,754	84,653
FirstMerit Corp.	14,946	315,510

FNB Corp. (Virginia)	1,363	48,836
Fremont General Corp.	12,123	84,012
Frontier Financial Corp.	7,501	187,150
Fulton Financial Corp.	32,704	475,189
GB&T Bancshares Inc.	2,668	48,371
Glacier Bancorp Inc.	9,732	233,957
Great Southern Bancorp Inc.	1,964	57,506
Greater Bay Bancorp	9,468	254,595
Greene County Bancshares Inc.	1,571	53,273
Hancock Holding Co.	5,081	223,462
Hanmi Financial Corp.	7,547	143,846
Harleysville National Corp.	5,375	95,782
Heartland Financial USA Inc.	2,698	72,172
Heritage Commerce Corp.	2,174	55,415
Home Bancshares Inc.	2,111	46,548
Horizon Financial Corp.	2,282	50,387
Huntington Bancshares Inc.	46,125	1,007,831
IBERIABANK Corp.	2,346	130,578
Independent Bank Corp. (Massachusetts)	2,788	91,837
Independent Bank Corp. (Michigan)	4,236	86,287
Integra Bank Corp.	3,277	73,044
International Bancshares Corp.	8,744	259,435
Intervest Bancshares Corp.(a)	1,031	29,590
Investors Financial Services Corp.	12,323	716,582
Irwin Financial Corp.	3,700	68,968
ITLA Capital Corp.	1,076	55,974
KeyCorp	75,888	2,843,523
Lakeland Bancorp Inc.(b)	3,512	47,588
Lakeland Financial Corp.	2,209	50,144
M&T Bank Corp.	14,299	1,656,253
Macatawa Bank Corp.	2,807	51,649
MainSource Financial Group Inc.	3,622	61,502
Marshall & Ilsley Corp.	47,493	2,199,401
MB Financial Inc.	5,258	189,341
MBT Financial Corp.	2,742	35,399
Mellon Financial Corp.	77,636	3,349,217
Mercantile Bank Corp.	1,466	47,616
MetroCorp Bancshares Inc.	1,299	27,539
Mid-State Bancshares	4,137	151,787
Midwest Banc Holdings Inc.	3,486	61,737
Nara Bancorp Inc.	3,968	69,480
National City Corp.	114,598	4,268,775
National Penn Bancshares Inc.	9,080	171,612
NBT Bancorp Inc.	6,346	148,687
Northern Trust Corp.	40,942	2,462,252
Old National Bancorp	12,602	229,104
Old Second Bancorp Inc.	2,554	69,980
Omega Financial Corp.	2,291	65,316
Oriental Financial Group Inc.	3,819	44,988
Pacific Capital Bancorp	8,743	280,825
Park National Corp.(b)	2,233	210,974
Peoples Bancorp Inc.	1,982	52,345
Pinnacle Financial Partners Inc.(a)	2,828	86,282
Placer Sierra Bancshares	2,156	58,341
PNC Financial Services Group	65,235	4,694,963
Popular Inc.	52,221	864,780
Preferred Bank	1,153	45,209
PremierWest Bancorp	2,675	36,139
PrivateBancorp Inc.	3,321	121,416
Prosperity Bancshares Inc.	6,565	228,068
Provident Bankshares Corp.(b)	6,126	201,300
Regions Financial Corp.	137,407	4,860,086
Renasant Corp.	2,863	70,659

Republic Bancorp Inc. Class A	1,464	33,101
Royal Bancshares of Pennsylvania Class A	863	20,496
S&T Bancorp Inc.	4,821	159,286
Sandy Spring Bancorp Inc.	2,890	100,110
Santander BanCorp	792	13,947
SCBT Financial Corp.	1,650	59,829
Seacoast Banking Corp. of Florida	2,679	60,733
Security Bank Corp.	2,909	58,587
Shore Bancshares Inc.(b)	1,523	40,283
Sierra Bancorp	1,154	32,381
Signature Bank(a)	5,449	177,310
Simmons First National Corp. Class A	2,664	80,106
Sky Financial Group Inc.	20,062	538,865
Smithtown Bancorp Inc.	1,578	41,025
South Financial Group Inc. (The)	14,018	346,525
Southside Bancshares Inc.	1,969	45,110
Southwest Bancorp Inc.	2,646	67,976
State Street Corp.	62,386	4,039,493
Sterling Bancorp	3,476	62,916
Sterling Bancshares Inc.	12,661	141,550
Sterling Financial Corp. (Pennsylvania)	4,734	105,095
Sterling Financial Corp. (Washington)	9,215	287,416
Suffolk Bancorp	1,936	62,494
Sun Bancorp Inc. (New Jersey)(a)	2,901	53,930
SunTrust Banks Inc.	68,248	5,667,314
Superior Bancorp(a)	5,788	62,510
Susquehanna Bancshares Inc.	9,626	223,227
SVB Financial Group(a)(b)	6,628	322,055
SY Bancorp Inc.	2,244	55,786
Synovus Financial Corp.	50,880	1,645,459
Taylor Capital Group Inc.	1,151	40,285
TCF Financial Corp.	24,779	653,174
TD Banknorth Inc.	18,901	607,856
Texas Capital Bancshares Inc.(a)	4,279	87,719
Tompkins Trustco Inc.	1,285	53,790
TriCo Bancshares	2,590	61,305
TrustCo Bank Corp. NY(b)	13,892	133,085
Trustmark Corp.	9,078	254,547
U.S. Bancorp	334,261	11,689,107
UCBH Holdings Inc.	18,497	344,414
UMB Financial Corp.	5,948	224,596
Umpqua Holdings Corp.	10,563	282,772
Union Bankshares Corp.	2,389	61,971
UnionBanCal Corp.	10,043	636,927
United Bancshares Inc.	7,034	246,401
United Community Banks Inc.	6,716	220,218
United Security Bancshares(b)	1,376	26,240
Univest Corp. of Pennsylvania	2,122	52,562
USB Holding Co. Inc.	2,167	49,169
Valley National Bancorp	21,955	554,364
Vineyard National Bancorp	1,630	37,555
Virginia Commerce Bancorp Inc.(a)	2,868	62,092
Virginia Financial Group Inc.	2,008	52,067
W Holding Co. Inc.	20,043	100,215
Wachovia Corp.	354,349	19,506,913
Washington Trust Bancorp Inc.	2,122	56,891
Webster Financial Corp.	10,457	502,041
Wells Fargo & Co.	631,046	21,726,914
WesBanco Inc.	4,079	125,919
West Bancorporation	3,289	49,631
West Coast Bancorp	2,899	92,681
Westamerica Bancorp	5,875	282,999
Western Alliance Bancorp(a)	2,372	73,627

Whitney Holding Corp.	12,256	374,788
Wilmington Trust Corp.	12,846	541,716
Wilshire Bancorp Inc.	2,818	46,215
Wintrust Financial Corp.	4,820	215,020
Yardville National Bancorp	1,851	67,210
Zions Bancorporation	19,923	1,683,892

		186,112,095

BEVERAGES – 1.74%
Anheuser-Busch Companies Inc.	145,130	7,323,260
Boston Beer Co. Inc. Class A(a)	1,681	56,061
Brown-Forman Corp. Class B	11,583	759,381
Coca-Cola Bottling Co. Consolidated	835	47,286
Coca-Cola Co. (The)	382,698	18,369,504
Coca-Cola Enterprises Inc.	57,376	1,161,864
Constellation Brands Inc. Class A(a)	37,271	789,400
Farmer Brothers Co.	1,263	28,670
Green Mountain Coffee Roasters Inc.(a)	852	53,719
Hansen Natural Corp.(a)	11,421	432,627
Jones Soda Co.(a)	4,838	97,824
Molson Coors Brewing Co. Class B	9,889	935,697
National Beverage Corp.(a)(b)	1,496	26,240
Peet’s Coffee & Tea Inc.(a)	2,595	71,674
Pepsi Bottling Group Inc.	25,866	824,867
PepsiAmericas Inc.	11,725	261,702
PepsiCo Inc.	310,349	19,725,782

		50,965,558

BIOTECHNOLOGY – 1.36%
Advanced Magnetics Inc.(a)	1,759	106,015
ADVENTRX Pharmaceuticals Inc.(a)	12,210	30,525
Affymax Inc.(a)	798	25,696
Affymetrix Inc.(a)	12,687	381,498
Alexion Pharmaceuticals Inc.(a)	6,585	284,735
American Oriental Bioengineering Inc.(a)	8,279	77,740
Amgen Inc.(a)	221,443	12,374,235
Arena Pharmaceuticals Inc.(a)	11,244	122,110
ARIAD Pharmaceuticals Inc.(a)	12,550	56,349
Biocryst Pharmaceuticals Inc.(a)	4,238	35,472
Biogen Idec Inc.(a)	64,560	2,865,173
Bio-Rad Laboratories Inc. Class A(a)	3,509	245,069
Cambrex Corp.	5,183	127,502
Celera Group(a)	14,510	206,042
Celgene Corp.(a)	69,913	3,667,636
Cell Genesys Inc.(a)	10,350	43,470
Charles River Laboratories International Inc.(a)	12,803	592,267
Coley Pharmaceutical Group Inc.(a)(b)	3,344	32,036
Cytokinetics Inc.(a)	6,184	43,041
deCODE genetics Inc.(a)	11,314	41,296
Digene Corp.(a)	3,284	139,274
Diversa Corp.(a)(b)	5,624	43,923
Encysive Pharmaceuticals Inc.(a)	10,871	29,460
Enzo Biochem Inc.(a)	5,631	84,915
Enzon Pharmaceuticals Inc.(a)	8,027	65,420
Exelixis Inc.(a)	17,500	173,950
Genentech Inc.(a)	87,656	7,198,311
Genitope Corp.(a)(b)	4,862	20,177
Genomic Health Inc.(a)	2,267	39,310
Genzyme Corp.(a)	48,879	2,933,718
Geron Corp.(a)	13,221	92,547
GTx Inc.(a)	2,597	52,979
Hana Biosciences Inc.(a)	5,241	10,010
Human Genome Sciences Inc.(a)	24,652	261,804

Illumina Inc.(a)	10,109	296,194
Incyte Corp.(a)	15,453	101,835
Integra LifeSciences Holdings Corp.(a)	3,515	160,214
InterMune Inc.(a)(b)	4,822	118,911
Invitrogen Corp.(a)	9,045	575,714
Keryx Biopharmaceuticals Inc.(a)	7,926	83,382
Lexicon Genetics Inc.(a)	14,122	51,263
LifeCell Corp.(a)	6,211	155,089
Martek Biosciences Corp.(a)	6,075	125,266
Maxygen Inc.(a)	5,471	61,002
MedImmune Inc.(a)	46,729	1,700,468
Metabasis Therapeutics Inc.(a)	3,750	27,562
Millennium Pharmaceuticals Inc.(a)	59,051	670,819
Millipore Corp.(a)	9,973	722,743
Molecular Insight Pharmaceuticals Inc.	939	11,155
Momenta Pharmaceuticals Inc.(a)	4,676	60,601
Monogram Biosciences Inc.(a)	24,040	46,638
Myriad Genetics Inc.(a)	8,013	276,128
Nektar Therapeutics(a)	16,863	220,231
Northfield Laboratories Inc.(a)(b)	4,709	16,999
Novavax Inc.(a)	11,330	29,345
Panacos Pharmaceuticals Inc.(a)	9,275	42,943
PDL BioPharma Inc.(a)	21,625	469,262
Peregrine Pharmaceuticals Inc.(a)	36,244	35,519
Regeneron Pharmaceuticals Inc.(a)	9,720	210,146
Replidyne Inc.(a)	894	4,971
Sangamo BioSciences Inc.(a)	5,382	36,598
Savient Pharmaceuticals Inc.(a)	9,942	119,503
SuperGen Inc.(a)	9,135	53,896
Telik Inc.(a)(b)	9,683	52,579
Vertex Pharmaceuticals Inc.(a)	23,625	662,445

		39,703,126

BUILDING MATERIALS – 0.31%
AAON Inc.	1,677	43,820
American Standard Companies Inc.	33,478	1,775,004
Apogee Enterprises Inc.	5,153	103,266
Builders FirstSource Inc.(a)	2,787	44,787
Comfort Systems USA Inc.	7,373	88,329
Drew Industries Inc.(a)	3,435	98,516
Eagle Materials Inc.	9,506	424,253
Florida Rock Industries Inc.	8,981	604,331
Genlyte Group Inc. (The)(a)	4,667	329,257
Goodman Global Inc.(a)	4,330	76,295
Interline Brands Inc.(a)	4,994	109,468
Lennox International Inc.	10,745	383,596
LSI Industries Inc.	4,033	67,512
Martin Marietta Materials Inc.	8,590	1,161,368
Masco Corp.	74,517	2,041,766
NCI Building Systems Inc.(a)(b)	3,834	183,035
PGT Inc.(a)(b)	1,922	23,064
Simpson Manufacturing Co. Inc.(b)	6,868	211,809
Texas Industries Inc.	4,335	327,423
Trex Co. Inc.(a)(b)	2,179	46,914
U.S. Concrete Inc.(a)	6,197	48,461
Universal Forest Products Inc.	3,157	156,429
USG Corp.(a)	15,685	732,176

		9,080,879

CHEMICALS – 1.59%
Air Products & Chemicals Inc.	42,088	3,112,828
Airgas Inc.	12,647	533,071
Albemarle Corp.	14,713	608,235

American Vanguard Corp.(b)	3,309	56,551
Arch Chemicals Inc.	4,539	141,708
Ashland Inc.	10,717	703,035
Balchem Corp.	3,215	56,841
Cabot Corp.	11,879	566,985
Celanese Corp. Class A	14,229	438,822
CF Industries Holdings Inc.	10,315	397,643
Chemtura Corp.	45,343	495,599
Cytec Industries Inc.	7,728	434,623
Dow Chemical Co. (The)	180,587	8,281,720
Du Pont (E.I.) de Nemours and Co.	172,989	8,550,846
Eastman Chemical Co.	15,404	975,535
Ecolab Inc.	33,861	1,456,023
Ferro Corp.	8,082	174,652
FMC Corp.	7,330	552,902
Fuller (H.B.) Co.	11,028	300,734
Georgia Gulf Corp.	6,319	102,431
Grace (W.R.) & Co.(a)	12,762	337,172
Hercules Inc.(a)	21,265	415,518
Huntsman Corp.	16,850	321,666
Innophos Holdings Inc.	1,515	26,194
Innospec Inc.	2,338	134,762
International Flavors & Fragrances Inc.	17,034	804,345
Kronos Worldwide Inc.	500	16,205
Lubrizol Corp.	12,838	661,542
Lyondell Chemical Co.	40,813	1,223,166
MacDermid Inc.	5,224	182,161
Minerals Technologies Inc.	3,735	232,168
Mosaic Co. (The)(a)	27,734	739,388
NewMarket Corp.	3,225	131,161
NL Industries Inc.	1,400	15,260
Olin Corp.	13,654	231,299
OM Group Inc.(a)	5,449	243,461
OMNOVA Solutions Inc.(a)	7,665	41,851
Pioneer Companies Inc.(a)	2,164	59,813
PolyOne Corp.(a)	17,054	104,029
PPG Industries Inc.	31,104	2,186,922
Praxair Inc.	60,653	3,818,713
Rockwood Holdings Inc.(a)	6,658	184,293
Rohm & Haas Co.	30,240	1,564,013
RPM International Inc.	22,343	516,123
Schulman (A.) Inc.	4,599	108,352
Sensient Technologies Corp.	8,746	225,472
Sherwin-Williams Co. (The)	21,233	1,402,227
Sigma-Aldrich Corp.	25,214	1,046,885
Spartech Corp.	6,066	177,976
Stepan Co.	1,181	31,001
Symyx Technologies Inc.(a)	6,247	110,697
Terra Industries Inc.(a)	17,930	313,775
Tronox Inc. Class B	7,648	106,919
UAP Holding Corp.	9,585	247,772
Valhi Inc.	1,356	17,899
Valspar Corp. (The)	19,157	533,139
Westlake Chemical Corp.	2,554	69,341
Zoltek Companies Inc.(a)(b)	3,205	111,951

		46,635,415

COAL – 0.18%
Alpha Natural Resources Inc.(a)	9,817	153,440
Arch Coal Inc.	26,855	824,180
CONSOL Energy Inc.	34,367	1,344,781
Foundation Coal Holdings Inc.	8,567	294,191
International Coal Group Inc.(a)	21,000	110,250

James River Coal Co.(a)(b)	3,034	22,664
Massey Energy Co.	15,349	368,223
Peabody Energy Corp.	49,705	2,000,129
Westmoreland Coal Co.(a)	1,268	25,550

		5,143,408

COMMERCIAL SERVICES – 1.49%
Aaron Rents Inc.	8,217	217,257
ABM Industries Inc.	8,240	217,454
ADESA Inc.	16,794	464,018
Administaff Inc.	4,218	148,474
Advance America Cash Advance Centers Inc.	12,503	192,421
Advisory Board Co. (The)(a)	3,456	174,943
Albany Molecular Research Inc.(a)	4,734	46,630
Alliance Data Systems Corp.(a)	15,295	942,478
AMN Healthcare Services Inc.(a)	6,370	144,089
Apollo Group Inc. Class A(a)	26,215	1,150,838
Arbitron Inc.	5,677	266,535
Avis Budget Group Inc.(a)	18,716	511,321
Bankrate Inc.(a)(b)	1,924	67,802
Barrett Business Services Inc.	1,306	30,103
BearingPoint Inc.(a)	34,923	267,510
Block (H & R) Inc.	61,730	1,298,799
Bowne & Co. Inc.	5,490	86,358
Bright Horizons Family Solutions Inc.(a)	4,881	184,258
Capella Education Co.(a)	731	24,518
Career Education Corp.(a)	18,421	561,840
CBIZ Inc.(a)	10,410	73,911
CDI Corp.	2,322	67,152
Central Parking Corp.	1,891	41,942
Cenveo Inc.(a)	10,042	244,021
Chemed Corp.	4,953	242,499
ChoicePoint Inc.(a)	15,078	564,370
Clayton Holdings Inc.(a)	1,562	23,961
Coinmach Service Corp. Class A	4,876	51,734
Coinstar Inc.(a)	5,279	165,233
Compass Diversified Trust	2,370	39,745
Consolidated Graphics Inc.(a)	2,085	154,394
Convergys Corp.(a)	26,294	668,131
Corinthian Colleges Inc.(a)	16,221	223,039
Cornell Companies Inc.(a)	2,110	42,664
Corporate Executive Board Co. (The)	7,525	571,599
Corrections Corp. of America(a)	11,335	598,601
CorVel Corp.(a)	1,520	45,980
CoStar Group Inc.(a)	3,150	140,742
CRA International Inc.(a)	2,093	109,213
Cross Country Healthcare Inc.(a)	5,879	107,174
Deluxe Corp.	9,421	315,886
DeVry Inc.	11,435	335,617
Diamond Management & Technology Consultants Inc.	5,433	63,512
Dollar Financial Corp.(a)	2,244	56,773
Dollar Thrifty Automotive Group Inc.(a)	4,596	234,580
Donnelley (R.R.) & Sons Co.	40,643	1,487,127
DynCorp International Inc.(a)	4,671	70,485
Educate Inc.(a)	3,306	25,324
Electro Rent Corp.(a)	3,518	50,659
Equifax Inc.	24,197	881,981
Euronet Worldwide Inc.(a)	6,627	178,001
ExlService Holdings Inc.(a)	1,111	22,920
Exponent Inc.(a)	2,937	58,593
First Advantage Corp. Class A(a)	1,291	30,945
First Consulting Group Inc.(a)	4,020	36,582

Forrester Research Inc.(a)	2,778	78,784
FTI Consulting Inc.(a)	7,854	263,816
Gartner Inc.(a)	10,734	257,079
Geo Group Inc. (The)(a)	4,663	211,327
Gevity HR Inc.	4,856	95,857
Global Cash Access Inc.(a)	6,178	103,111
H&E Equipment Services Inc.(a)	2,115	45,472
Healthcare Services Group Inc.(b)	5,017	143,737
HealthSpring Inc.(a)	3,477	81,883
Heartland Payment Systems Inc.(b)	2,796	66,097
Heidrick & Struggles International Inc.(a)	3,408	165,118
Hertz Global Holdings Inc.(a)	16,541	392,022
Hewitt Associates Inc. Class A(a)	20,840	609,153
Home Solutions of America Inc.(a)(b)	8,926	42,398
Hudson Highland Group Inc.(a)	4,483	69,890
Huron Consulting Group Inc.(a)	3,411	207,525
ICT Group Inc.(a)	1,276	22,330
Integrated Electrical Services Inc.(a)	2,828	69,936
Interactive Data Corp.	6,796	168,201
Iron Mountain Inc.(a)	32,294	843,842
ITT Educational Services Inc.(a)	7,776	633,666
Jackson Hewitt Tax Service Inc.	6,223	200,256
Kelly Services Inc. Class A	3,699	119,108
Kendle International Inc.(a)	2,241	79,600
Kenexa Corp.(a)	3,552	110,574
Kforce Inc.(a)	5,413	74,537
Korn/Ferry International(a)	8,019	183,956
Labor Ready Inc.(a)	9,617	182,627
Landauer Inc.	1,728	87,229
Laureate Education Inc.(a)	8,193	483,141
LECG Corp.(a)	4,455	64,508
Lincoln Educational Services Corp.(a)	816	11,595
Live Nation Inc.(a)	12,011	264,963
Manpower Inc.	16,472	1,215,139
MAXIMUS Inc.	4,002	137,989
McGrath RentCorp	4,082	129,277
McKesson Corp.	57,093	3,342,224
Medifast Inc.(a)	2,139	15,315
Midas Inc.(a)	2,859	61,669
Monro Muffler Brake Inc.	2,173	76,272
Monster Worldwide Inc.(a)	23,242	1,100,974
Moody’s Corp.	45,590	2,829,315
Morningstar Inc.(a)	2,632	135,916
MPS Group Inc.(a)	19,402	274,538
Navigant Consulting Inc.(a)	7,834	154,800
Net 1 UEPS Technologies Inc.(a)	9,370	233,126
On Assignment Inc.(a)	6,259	77,674
PAREXEL International Corp.(a)	5,145	185,066
PeopleSupport Inc.(a)	4,390	50,265
Pharmaceutical Product Development Inc.	19,038	641,390
PharmaNet Development Group Inc.(a)	3,380	87,880
PHH Corp.(a)	10,017	306,120
PRA International(a)	3,336	71,924
Pre-Paid Legal Services Inc.(a)(b)	1,810	90,699
Providence Service Corp. (The)(a)	2,200	52,184
QC Holdings Inc.	956	12,705
Quanta Services Inc.(a)	20,402	514,538
Rent-A - Center Inc.(a)	12,969	362,873
Resources Connection Inc.(a)	9,080	290,469
Rewards Network Inc.(a)	4,899	25,965
Robert Half International Inc.	28,297	1,047,272
Rollins Inc.	5,489	126,302
SAIC Inc.(a)	16,377	283,650

Senomyx Inc.(a)	5,526	68,412
Service Corp. International	55,580	659,179
ServiceMaster Co. (The)	54,495	838,678
Sotheby’s Holdings Inc. Class A	11,949	531,492
Source Interlink Companies Inc.(a)(b)	6,292	42,219
Spherion Corp.(a)	10,608	93,563
Standard Parking Corp.(a)	904	31,974
StarTek Inc.	2,094	20,500
Stewart Enterprises Inc. Class A	19,954	160,829
Strayer Education Inc.	2,675	334,375
Team Inc.(a)	1,211	46,200
TeleTech Holdings Inc.(a)	6,089	223,405
TNS Inc.(a)	4,412	70,989
United Rentals Inc.(a)(b)	12,144	333,960
Universal Technical Institute Inc.(a)	4,235	97,744
Valassis Communications Inc.(a)	9,063	155,793
Vertrue Inc.(a)	1,397	67,210
Viad Corp.	4,118	158,955
Volt Information Sciences Inc.(a)	2,268	59,399
Watson Wyatt Worldwide Inc.	7,909	384,773
Weight Watchers International Inc.	8,740	402,827
Western Union Co.	143,727	3,154,808
Wright Express Corp.(a)	7,548	228,931

		43,555,819

COMPUTERS – 3.79%
Affiliated Computer Services Inc. Class A(a)	17,643	1,038,820
Agilysys Inc.	5,636	126,641
Ansoft Corp.(a)	2,997	94,825
Apple Inc.(a)	159,723	14,839,864
BISYS Group Inc. (The)(a)	22,584	258,813
Brocade Communications Systems Inc.(a)	74,259	706,946
CACI International Inc. Class A(a)	5,723	268,180
Cadence Design Systems Inc.(a)	53,000	1,116,180
Ceridian Corp.(a)	26,094	909,115
CIBER Inc.(a)	10,040	79,015
Cognizant Technology Solutions Corp.(a)	26,364	2,327,150
Computer Sciences Corp.(a)	32,290	1,683,278
COMSYS IT Partners Inc.(a)	2,999	59,680
Comtech Group Inc.(a)	2,718	47,511
Covansys Corp.(a)	5,742	141,713
Dell Inc.(a)	433,202	10,054,618
Diebold Inc.	12,694	605,631
DST Systems Inc.(a)	10,521	791,179
Echelon Corp.(a)(b)	5,681	59,878
Electronic Data Systems Corp.	97,345	2,694,510
Electronics For Imaging Inc.(a)	10,873	254,972
EMC Corp.(a)	413,367	5,725,133
FactSet Research Systems Inc.	7,797	490,041
Gateway Inc.(a)	52,270	114,471
Henry (Jack) & Associates Inc.	14,921	358,850
Hewlett-Packard Co.	526,312	21,126,164
Hutchinson Technology Inc.(a)	4,768	111,333
iGATE Corp.(a)	4,093	33,726
IHS Inc. Class A(a)	4,424	181,871
Imation Corp.	6,529	263,641
Integral Systems Inc.	2,044	49,403
International Business Machines Corp.	291,189	27,447,475
Intervoice Inc.(a)	7,100	47,144
Isilon Systems Inc.(a)	1,568	25,355
Komag Inc.(a)(b)	5,822	190,554
Kronos Inc.(a)	6,011	321,588
Lexmark International Inc. Class A(a)	18,366	1,073,676

Magma Design Automation Inc.(a)	7,127	85,239
Manhattan Associates Inc.(a)	5,048	138,467
Maxwell Technologies Inc.(a)(b)	2,676	33,504
Mentor Graphics Corp.(a)	15,760	257,518
Mercury Computer Systems Inc.(a)	4,183	58,018
MICROS Systems Inc.(a)	7,344	396,503
Mobility Electronics Inc.(a)(b)	5,131	15,957
MTS Systems Corp.	3,394	131,823
NCR Corp.(a)	34,237	1,635,501
Ness Technologies Inc.(a)	5,430	69,395
NetScout Systems Inc.(a)	4,787	43,322
Network Appliance Inc.(a)	70,255	2,565,713
Palm Inc.(a)	17,261	312,942
Perot Systems Corp. Class A(a)	16,202	289,530
Quantum Corp.(a)	36,679	99,033
Rackable Systems Inc.(a)	5,082	86,242
Radiant Systems Inc.(a)	4,839	63,052
RadiSys Corp.(a)	3,834	62,648
Riverbed Technology Inc.(a)(b)	1,931	53,373
SanDisk Corp.(a)	42,484	1,860,799
SI International Inc.(a)	2,327	66,808
Sigma Designs Inc.(a)	4,205	110,423
Silicon Storage Technology Inc.(a)	16,737	82,513
SRA International Inc. Class A(a)	7,068	172,176
Stratasys Inc.(a)	1,909	81,552
Sun Microsystems Inc.(a)	656,556	3,945,902
Sykes Enterprises Inc.(a)	5,435	99,134
Synaptics Inc.(a)	4,721	120,763
Synopsys Inc.(a)	26,972	707,476
Syntel Inc.	1,535	53,188
TALX Corp.	6,050	200,437
3D Systems Corp.(a)(b)	2,799	61,326
Tyler Technologies Inc.(a)(b)	7,203	91,478
Unisys Corp.(a)	64,646	544,966
Western Digital Corp.(a)	41,071	690,404

		111,006,069

COSMETICS & PERSONAL CARE – 1.72%
Alberto-Culver Co.	14,666	335,558
Avon Products Inc.	84,537	3,149,849
Bare Escentuals Inc.(a)	3,497	125,437
Chattem Inc.(a)	3,269	192,675
Colgate-Palmolive Co.	96,593	6,451,446
Elizabeth Arden Inc.(a)	4,814	105,041
Estee Lauder Companies Inc. (The) Class A	23,381	1,142,162
Inter Parfums Inc.	834	17,514
Parlux Fragrances Inc.(a)(b)	2,195	12,248
Physicians Formula Holdings Inc.(a)	1,424	26,885
Procter & Gamble Co.	616,333	38,927,592
Revlon Inc. Class A(a)(c)	35,357	37,125

		50,523,532

DISTRIBUTION & WHOLESALE – 0.27%
Beacon Roofing Supply Inc.(a)	8,280	133,970
BlueLinx Holdings Inc.	2,282	23,961
Brightpoint Inc.(a)	9,263	105,969
Building Materials Holding Corp.	5,392	97,649
CDW Corp.	11,032	677,696
Central European Distribution Corp.(a)	6,595	191,981
Core-Mark Holding Co. Inc.(a)	1,876	66,936
Directed Electronics Inc.(a)	1,677	15,026
Fastenal Co.	23,643	828,687
Genuine Parts Co.	32,414	1,588,286

Grainger (W.W.) Inc.	13,465	1,040,037
Houston Wire & Cable Co.(a)(b)	1,548	43,375
Ingram Micro Inc. Class A(a)	26,391	509,610
LKQ Corp.(a)	8,287	181,154
MWI Veterinary Supply Inc.(a)	1,137	37,521
NuCO2 Inc.(a)	2,857	72,054
Owens & Minor Inc.	7,519	276,173
Pool Corp.(b)	9,909	354,742
ScanSource Inc.(a)(b)	4,769	128,000
Tech Data Corp.(a)	10,394	372,209
United Stationers Inc.(a)	5,907	353,947
Watsco Inc.	5,217	266,432
WESCO International Inc.(a)	9,126	572,930

		7,938,345

DIVERSIFIED FINANCIAL SERVICES – 7.46%
Accredited Home Lenders Holding Co.(a)(b)	3,992	37,006
Advanta Corp. Class B	3,561	156,114
Affiliated Managers Group Inc.(a)	5,906	639,915
American Express Co.	203,197	11,460,311
AmeriCredit Corp.(a)	21,670	495,376
Ameriprise Financial Inc.	40,298	2,302,628
Asset Acceptance Capital Corp.(a)	3,041	47,044
Asta Funding Inc.(b)	2,161	93,312
Bear Stearns Companies Inc. (The)	22,642	3,404,225
BlackRock Inc.	3,734	583,662
Calamos Asset Management Inc. Class A	4,269	95,284
Capital One Financial Corp.	76,222	5,751,712
CBOT Holdings Inc. Class A(a)	9,912	1,799,028
CharterMac	9,658	186,882
Chicago Mercantile Exchange Holdings Inc.	6,505	3,463,652
CIT Group Inc.	37,434	1,981,007
Citigroup Inc.	933,724	47,937,390
Cohen & Steers Inc.	2,539	109,380
CompuCredit Corp.(a)(b)	4,090	127,690
Countrywide Financial Corp.	114,031	3,836,003
Credit Acceptance Corp.(a)	1,673	45,489
Doral Financial Corp.(a)(b)	16,519	27,091
E*TRADE Financial Corp.(a)	80,043	1,698,512
Eaton Vance Corp.	21,795	776,774
Edwards (A.G.) Inc.	14,375	994,462
eSpeed Inc.(a)	3,743	35,558
Federal Agricultural Mortgage Corp.(b)	2,058	55,978
Federal Home Loan Mortgage Corp.	129,946	7,730,488
Federal National Mortgage Association	182,179	9,943,330
Federated Investors Inc. Class B	17,197	631,474
Financial Federal Corp.	4,989	131,310
First Marblehead Corp. (The)(b)	8,569	384,662
Franklin Resources Inc.	32,014	3,868,252
Friedman, Billings, Ramsey Group Inc. Class A	27,725	153,042
GAMCO Investors Inc. Class A	987	42,767
GFI Group Inc.(a)	2,262	153,748
Goldman Sachs Group Inc. (The)	71,644	14,803,800
Greenhill & Co. Inc.(b)	3,297	202,403
IndyMac Bancorp Inc.(b)	13,243	424,438
IntercontinentalExchange Inc.(a)	12,742	1,557,200
International Securities Exchange Holdings Inc.	7,129	347,895
Investment Technology Group Inc.(a)	8,083	316,854
Janus Capital Group Inc.	37,347	780,926
Jefferies Group Inc.	22,217	643,182
JPMorgan Chase & Co.	652,586	31,572,111
KBW Inc.(a)	1,296	45,049
Knight Capital Group Inc. Class A(a)	19,570	309,989

LaBranche & Co. Inc.(a)	9,801	79,976
Legg Mason Inc.	23,931	2,254,540
Lehman Brothers Holdings Inc.	100,555	7,045,889
MarketAxess Holdings Inc.(a)	6,013	100,658
Marlin Business Services Corp.(a)	2,174	47,567
Merrill Lynch & Co. Inc.	173,017	14,130,298
Morgan Stanley	201,151	15,842,653
Nasdaq Stock Market Inc. (The)(a)	17,750	522,027
National Financial Partners Corp.	7,029	329,730
Nelnet Inc. Class A	3,574	85,669
NewStar Financial Inc.(a)	2,595	43,492
Nuveen Investments Inc. Class A	14,858	702,783
NYMEX Holdings Inc.(a)	1,286	174,587
NYSE Group Inc.(a)(b)	29,274	2,744,437
Ocwen Financial Corp.(a)	6,324	81,390
optionsXpress Holdings Inc.	3,780	88,981
Penson Worldwide Inc.(a)	1,383	41,753
Piper Jaffray Companies(a)	3,516	217,781
Portfolio Recovery Associates Inc.(a)	3,018	134,754
Raymond James Financial Inc.	17,084	508,420
Rowe (T.) Price Group Inc.	49,860	2,352,893
Sanders Morris Harris Group Inc.	3,086	32,866
Schwab (Charles) Corp. (The)	196,109	3,586,834
SLM Corp.	77,134	3,154,781
Stifel Financial Corp.(a)	2,728	120,850
Student Loan Corp. (The)	760	141,299
SWS Group Inc.	4,351	107,948
TD Ameritrade Holding Corp.(a)	58,478	870,153
Thomas Weisel Partners Group Inc.(a)	1,278	24,308
TradeStation Group Inc.(a)	4,771	60,067
United PanAm Financial Corp.(a)	1,930	24,125
Waddell & Reed Financial Inc. Class A	15,818	368,876
World Acceptance Corp.(a)	3,407	136,110

		218,342,900

ELECTRIC – 3.47%
AES Corp. (The)(a)	123,611	2,660,109
Allegheny Energy Inc.(a)	30,647	1,505,994
ALLETE Inc.	4,685	218,415
Alliant Energy Corp.	22,124	991,598
Ameren Corp.	38,527	1,937,908
American Electric Power Co. Inc.	73,950	3,605,062
Aquila Inc.(a)	70,121	293,106
Avista Corp.	9,664	234,159
Black Hills Corp.	6,171	226,908
CenterPoint Energy Inc.	58,476	1,049,059
CH Energy Group Inc.	2,895	140,958
Cleco Corp.	10,661	275,374
CMS Energy Corp.	41,460	737,988
Consolidated Edison Inc.	46,121	2,354,938
Constellation Energy Group Inc.	33,600	2,921,520
Dominion Resources Inc.	65,229	5,790,378
DPL Inc.	21,539	669,648
DTE Energy Co.	33,374	1,598,615
Duke Energy Corp.	232,018	4,707,645
Duquesne Light Holdings Inc.	16,683	330,157
Dynegy Inc. Class A(a)	71,053	657,951
Edison International	61,171	3,005,331
El Paso Electric Co.(a)	8,973	236,439
Empire District Electric Co. (The)	5,547	137,566
Energy East Corp.	27,711	675,040
Entergy Corp.	39,034	4,095,447
Exelon Corp.	125,489	8,622,349

FirstEnergy Corp.	61,916	4,101,316
FPL Group Inc.	75,880	4,641,580
Great Plains Energy Inc.	16,043	520,595
Hawaiian Electric Industries Inc.(b)	15,321	398,193
IDACORP Inc.	8,003	270,822
Integrys Energy Group Inc.	14,083	781,747
ITC Holdings Corp.	3,440	148,918
MDU Resources Group Inc.	33,790	971,125
MGE Energy Inc.	3,877	137,478
Mirant Corp.(a)	48,114	1,946,692
Northeast Utilities	28,904	947,184
NorthWestern Corp.	6,659	235,928
NRG Energy Inc.(a)	23,758	1,711,526
NSTAR	20,014	702,892
OGE Energy Corp.	17,039	661,113
Ormat Technologies Inc.	1,614	67,723
Otter Tail Corp.	5,471	187,327
Pepco Holdings Inc.	35,748	1,037,407
PG&E Corp.	65,178	3,146,142
Pike Electric Corp.(a)	2,881	52,088
Pinnacle West Capital Corp.	18,634	899,090
PNM Resources Inc.	14,284	461,373
Portland General Electric Co.	4,957	144,744
PPL Corp.	71,440	2,921,896
Progress Energy Inc.	47,503	2,396,051
Public Service Enterprise Group Inc.	47,205	3,919,903
Puget Energy Inc.	21,781	559,336
Reliant Energy Inc.(a)	63,568	1,291,702
SCANA Corp.	21,660	935,062
Sierra Pacific Resources Corp.(a)	41,545	722,052
Southern Co. (The)	139,280	5,104,612
TECO Energy Inc.	39,150	673,771
TXU Corp.	85,724	5,494,908
UIL Holdings Corp.	4,594	159,412
UniSource Energy Corp.	6,587	247,342
Westar Energy Inc.	16,297	448,493
Wisconsin Energy Corp.	21,975	1,066,227
Xcel Energy Inc.	76,206	1,881,526

		101,674,958

ELECTRICAL COMPONENTS & EQUIPMENT – 0.42%
Advanced Energy Industries Inc.(a)	6,480	136,339
American Superconductor Corp.(a)(b)	6,497	87,515
AMETEK Inc.	19,931	688,417
Belden CDT Inc.	7,963	426,737
Capstone Turbine Corp.(a)(b)	25,284	26,801
China BAK Battery Inc.(a)	4,989	16,214
Color Kinetics Inc.(a)	2,837	55,123
Emerson Electric Co.	154,069	6,638,833
Encore Wire Corp.(b)	4,284	108,471
Energizer Holdings Inc.(a)	10,769	918,919
Energy Conversion Devices Inc.(a)(b)	7,335	256,285
EnerSys Inc.(a)	8,572	147,267
General Cable Corp.(a)	9,531	509,241
GrafTech International Ltd.(a)	18,199	165,247
Greatbatch Inc.(a)	4,059	103,504
Hubbell Inc. Class B	11,432	551,480
Insteel Industries Inc.	2,612	43,855
Lamson & Sessions Co.(a)	2,604	72,365
Littelfuse Inc.(a)	4,138	168,003
Medis Technologies Ltd.(a)(b)	4,053	68,536
Molex Inc.	25,866	729,421
Powell Industries Inc.(a)	1,420	45,440

Power-One Inc.(a)	12,880	73,674
Superior Essex Inc.(a)	3,834	132,925
Universal Display Corp.(a)(b)	4,349	65,626
Vicor Corp.	3,637	36,443

		12,272,681

ELECTRONICS – 0.81%
Agilent Technologies Inc.(a)	79,989	2,694,829
American Science & Engineering Inc.(a)(b)	1,731	91,172
Amphenol Corp. Class A	16,866	1,089,038
Analogic Corp.	2,598	163,362
Applera Corp. - Applied Biosystems Group	34,759	1,027,824
Arrow Electronics Inc.(a)	22,958	866,664
Avnet Inc.(a)	24,031	868,480
AVX Corp.	9,324	141,725
Badger Meter Inc.	2,605	69,163
Bel Fuse Inc. Class B	1,899	73,510
Benchmark Electronics Inc.(a)	13,151	271,700
Brady Corp. Class A	8,464	264,077
Checkpoint Systems Inc.(a)	7,202	170,399
Cogent Inc.(a)	7,946	106,874
Coherent Inc.(a)	5,867	186,219
CTS Corp.	6,580	90,936
Cubic Corp.	2,863	61,955
Cymer Inc.(a)	6,996	290,684
Daktronics Inc.	7,284	199,873
Dionex Corp.(a)	3,751	255,481
Dolby Laboratories Inc. Class A(a)	6,591	227,455
Eagle Test Systems Inc.(a)(b)	1,362	22,664
Electro Scientific Industries Inc.(a)	5,399	103,877
Excel Technology Inc.(a)	2,209	60,372
FEI Co.(a)	4,515	162,811
FLIR Systems Inc.(a)(b)	12,356	440,739
Gentex Corp.	26,925	437,531
II-VI Inc.(a)	4,320	146,232
Ionatron Inc.(a)(b)	5,639	26,278
Itron Inc.(a)	4,723	307,184
Jabil Circuit Inc.	34,328	734,962
KEMET Corp.(a)	16,050	122,782
L-1 Identity Solutions Inc.(a)	12,269	202,561
Lo-Jack Corp.(a)	3,482	66,088
Measurement Specialties Inc.(a)	2,594	58,521
Methode Electronics Inc.	6,910	102,061
Mettler Toledo International Inc.(a)	7,200	644,904
Multi-Fineline Electronix Inc.(a)(b)	1,517	23,286
National Instruments Corp.	10,589	277,749
OSI Systems Inc.(a)	2,738	72,393
OYO Geospace Corp.(a)	723	51,275
Park Electrochemical Corp.	3,689	100,046
Paxar Corp.(a)	7,607	218,321
PerkinElmer Inc.	23,782	576,000
Photon Dynamics Inc.(a)	3,093	39,003
Plexus Corp.(a)	8,448	144,883
RAE Systems Inc.(a)	7,103	20,386
Rofin-Sinar Technologies Inc.(a)	2,830	167,479
Rogers Corp.(a)	3,267	144,891
Sanmina-SCI Corp.(a)	99,562	360,414
Solectron Corp.(a)	167,980	529,137
Sonic Solutions Inc.(a)	4,773	67,299
Taser International Inc.(a)(b)	11,427	91,759
Technitrol Inc.	7,530	197,211
Tektronix Inc.	15,786	444,534
Thermo Fisher Scientific Inc.(a)	77,341	3,615,692

Thomas & Betts Corp.(a)	11,684	570,413
Trimble Navigation Ltd.(a)	21,494	576,899
TTM Technologies Inc.(a)	7,717	73,620
Varian Inc.(a)	5,791	337,384
Vishay Intertechnology Inc.(a)	31,448	439,643
Waters Corp.(a)	19,414	1,126,012
Watts Water Technologies Inc. Class A	5,465	207,834
Woodward Governor Co.	5,677	233,722
X-Rite Inc.	5,423	70,228
Zygo Corp.(a)	3,365	53,874

		23,682,374

ENERGY - ALTERNATE SOURCES – 0.06%
Aventine Renewable Energy Holdings Inc.(a)	5,605	102,123
Covanta Holding Corp.(a)	21,312	472,700
Evergreen Energy Inc.(a)(b)	13,034	85,633
Evergreen Solar Inc.(a)(b)	12,278	119,710
First Solar Inc.(a)	4,182	217,506
FuelCell Energy Inc.(a)(b)	10,433	82,003
Headwaters Inc.(a)(b)	8,004	174,887
MGP Ingredients Inc.	1,705	34,731
Pacific Ethanol Inc.(a)(b)	5,180	88,215
Plug Power Inc.(a)	13,362	42,224
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	7,963	9,715
SunPower Corp. Class A(a)(b)	2,107	95,868
Syntroleum Corp.(a)(b)	7,231	22,561
US BioEnergy Corp.(a)	2,163	24,810
VeraSun Energy Corp.(a)(b)	3,405	67,657

		1,640,343

ENGINEERING & CONSTRUCTION – 0.18%
Dycom Industries Inc.(a)	7,619	198,551
EMCOR Group Inc.(a)	5,864	345,859
ENGlobal Corp.(a)	2,950	16,372
Fluor Corp.	16,464	1,477,150
Granite Construction Inc.	6,483	358,251
InfraSource Services Inc.(a)	4,927	150,421
Insituform Technologies Inc. Class A(a)	5,004	104,033
Jacobs Engineering Group Inc.(a)	22,014	1,026,953
KBR Inc.(a)	5,260	107,041
Layne Christensen Co.(a)	2,193	79,869
Perini Corp.(a)	4,049	149,246
Shaw Group Inc. (The)(a)	14,999	469,019
Stanley Inc.(a)	1,195	18,642
Sterling Construction Co. Inc.(a)	1,572	29,962
URS Corp.(a)	9,617	409,588
Washington Group International Inc.(a)	5,392	358,137

		5,299,094

ENTERTAINMENT – 0.23%
Bally Technologies Inc.(a)	9,665	227,901
Bluegreen Corp.(a)	3,805	42,958
Carmike Cinemas Inc.(b)	2,247	52,130
Century Casinos Inc.(a)	3,714	30,640
Churchill Downs Inc.	1,580	71,716
Dover Downs Gaming & Entertainment Inc.	2,707	34,866
Dover Motorsports Inc.	2,997	15,734
DreamWorks Animation SKG Inc. Class A(a)	7,532	230,329
Great Wolf Resorts Inc.(a)	4,946	65,436
International Game Technology Inc.	63,669	2,570,954
International Speedway Corp. Class A	6,575	339,927
Isle of Capri Casinos Inc.(a)	2,880	73,786

Lakes Gaming Inc.(a)	4,224	47,098
Macrovision Corp.(a)	9,684	242,584
Magna Entertainment Corp. Class A(a)	7,326	26,667
National CineMedia Inc.(a)	7,889	210,636
Penn National Gaming Inc.(a)	13,601	576,954
Pinnacle Entertainment Inc.(a)	11,100	322,677
Progressive Gaming International Corp.(a)	6,308	28,386
Regal Entertainment Group Class A	11,832	235,102
Scientific Games Corp. Class A(a)	12,349	405,418
Shuffle Master Inc.(a)(b)	6,407	116,928
Six Flags Inc.(a)	13,180	79,212
Speedway Motorsports Inc.	2,824	109,430
Steinway Musical Instruments Inc.	1,361	43,919
Vail Resorts Inc.(a)	5,703	309,844
Warner Music Group Corp.	17,203	293,483

		6,804,715

ENVIRONMENTAL CONTROL – 0.27%
Allied Waste Industries Inc.(a)	46,877	590,181
American Ecology Corp.	2,867	55,075
Basin Water Inc.(a)	1,156	7,942
Calgon Carbon Corp.(a)(b)	7,286	60,547
Casella Waste Systems Inc. Class A(a)	4,083	39,850
Clean Harbors Inc.(a)	2,978	134,665
Darling International Inc.(a)	14,792	96,148
Metal Management Inc.	4,830	223,146
Mine Safety Appliances Co.	5,821	244,831
Nalco Holding Co.	19,870	474,893
Rentech Inc.(a)(b)	25,489	80,035
Republic Services Inc.	33,426	929,911
Stericycle Inc.(a)	8,287	675,390
Synagro Technologies Inc.	11,327	64,564
Tetra Tech Inc.(a)	10,864	207,068
Waste Connections Inc.(a)	12,562	376,106
Waste Holdings Inc.	1,380	37,909
Waste Management Inc.	102,336	3,521,382
Waste Services Inc.(a)	6,815	67,741

		7,887,384

FOOD – 1.50%
Arden Group Inc. Class A	246	32,841
Campbell Soup Co.	42,445	1,653,233
Chiquita Brands International Inc.	7,769	108,921
ConAgra Foods Inc.	97,457	2,427,654
Corn Products International Inc.	13,934	495,911
Dean Foods Co.(a)	25,516	1,192,618
Del Monte Foods Co.	37,340	428,663
Diamond Foods Inc.	2,880	47,952
Flowers Foods Inc.	9,685	292,196
General Mills Inc.	66,816	3,890,028
Great Atlantic & Pacific Tea Co.	3,551	117,822
Hain Celestial Group Inc.(a)	5,886	176,992
Heinz (H.J.) Co.	62,898	2,963,754
Hershey Co. (The)	33,150	1,811,979
Hormel Foods Corp.	13,862	515,528
Imperial Sugar Co.(b)	2,092	70,145
Ingles Markets Inc. Class A	2,161	88,255
J&J Snack Foods Corp.	2,576	101,726
Kellogg Co.	46,384	2,385,529
Kraft Foods Inc.(b)	39,690	1,256,585
Kroger Co.	135,684	3,833,073
Lance Inc.	5,597	113,283
M&F Worldwide Corp.(a)	1,974	93,982

McCormick & Co. Inc. NVS	24,907	959,418
Nash Finch Co.	2,406	82,911
Pathmark Stores Inc.(a)	9,649	123,507
Performance Food Group Co.(a)	6,540	201,890
Pilgrim’s Pride Corp.	7,516	249,456
Premium Standard Farms Inc.	2,594	54,578
Ralcorp Holdings Inc.(a)	4,989	320,793
Ruddick Corp.	7,495	225,450
Safeway Inc.	84,504	3,096,227
Sanderson Farms Inc.	3,217	119,222
Sara Lee Corp.	142,740	2,415,161
Seaboard Corp.	67	151,420
Smithfield Foods Inc.(a)	18,617	557,579
Smucker (J.M.) Co. (The)	10,926	582,574
Spartan Stores Inc.	3,998	107,146
SUPERVALU Inc.	38,414	1,500,835
Sysco Corp.	116,109	3,927,967
Tootsie Roll Industries Inc.	6,883	206,287
TreeHouse Foods Inc.(a)	5,887	179,377
Tyson Foods Inc. Class A	41,628	807,999
United Natural Foods Inc.(a)	7,933	243,067
Village Super Market Inc. Class A	312	29,793
Weis Markets Inc.	1,835	82,024
Whole Foods Market Inc.	26,311	1,180,048
Wild Oats Markets Inc.(a)(b)	5,380	97,916
Wrigley (William Jr.) Co.	44,087	2,245,351

		43,846,666

FOREST PRODUCTS & PAPER – 0.47%
Bowater Inc.	10,556	251,444
Buckeye Technologies Inc.(a)	6,968	90,445
Caraustar Industries Inc.(a)	5,412	33,987
Deltic Timber Corp.	1,918	91,987
Domtar Corp.(a)	89,915	837,109
Glatfelter Co.	8,247	122,963
International Paper Co.	85,388	3,108,123
Louisiana-Pacific Corp.	19,870	398,592
MeadWestvaco Corp.	34,106	1,051,829
Mercer International Inc.(a)(b)	4,997	59,764
Neenah Paper Inc.	2,741	108,927
Plum Creek Timber Co. Inc.	34,677	1,366,967
Potlatch Corp.	7,231	331,035
Rayonier Inc.	14,357	617,351
Rock-Tenn Co. Class A	6,261	207,865
Schweitzer-Mauduit International Inc.	2,845	70,698
Smurfit-Stone Container Corp.(a)	47,848	538,768
Temple-Inland Inc.	20,730	1,238,410
Wausau Paper Corp.	8,306	119,274
Weyerhaeuser Co.(b)	41,442	3,097,375
Xerium Technologies Inc.	3,622	29,048

		13,771,961

GAS – 0.38%
AGL Resources Inc.	14,614	624,310
Atmos Energy Corp.	16,393	512,773
Cascade Natural Gas Corp.	2,119	55,836
Energen Corp.	13,762	700,348
EnergySouth Inc.	1,296	54,341
KeySpan Corp.	32,932	1,355,152
Laclede Group Inc. (The)	3,985	123,854
New Jersey Resources Corp.	5,231	261,812
Nicor Inc.	8,338	403,726
NiSource Inc.	51,202	1,251,377

Northwest Natural Gas Co.	5,189	236,982
Piedmont Natural Gas Co.(b)	14,273	376,522
Sempra Energy	48,634	2,967,160
South Jersey Industries Inc.	5,425	206,421
Southern Union Co.	20,066	609,806
Southwest Gas Corp.	7,534	292,847
UGI Corp.	19,834	529,766
Vectren Corp.	14,248	407,493
WGL Holdings Inc.	9,185	293,736

		11,264,262

HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	8,244	311,129
Black & Decker Corp.	12,783	1,043,348
Franklin Electric Co. Inc.	4,189	194,788
Kennametal Inc.	7,427	502,139
Lincoln Electric Holdings Inc.	7,978	475,170
Raser Technologies Inc.(a)(b)	3,712	19,302
Regal-Beloit Corp.	5,773	267,752
Snap-On Inc.	10,908	524,675
Stanley Works (The)	15,247	844,074

		4,182,377

HEALTH CARE - PRODUCTS – 3.19%
Abaxis Inc.(a)	3,678	89,633
ABIOMED Inc.(a)	5,129	70,062
Accuray Inc.(a)	3,001	66,742
Advanced Medical Optics Inc.(a)	11,193	416,380
Align Technology Inc.(a)	10,343	164,040
American Medical Systems Holdings Inc.(a)	13,129	277,941
AngioDynamics Inc.(a)	3,652	61,682
Arrow International Inc.	4,205	135,233
ArthroCare Corp.(a)(b)	4,843	174,542
Aspect Medical Systems Inc.(a)	2,979	46,443
Bard (C.R.) Inc.	19,479	1,548,775
Bausch & Lomb Inc.	10,080	515,693
Baxter International Inc.	122,894	6,472,827
Beckman Coulter Inc.	11,835	756,138
Becton, Dickinson & Co.	46,431	3,570,080
Biomet Inc.	46,212	1,963,548
Biosite Inc.(a)	3,120	261,986
Boston Scientific Corp.(a)	231,668	3,368,453
Bruker BioSciences Corp.(a)	7,742	81,446
Candela Corp.(a)	4,363	49,825
Cepheid Inc.(a)	10,040	119,275
Cerus Corp.(a)	5,829	39,346
Conceptus Inc.(a)	4,210	84,200
CONMED Corp.(a)	5,318	155,445
Cooper Companies Inc.	8,350	405,977
Cyberonics Inc.(a)	4,018	75,458
Cytyc Corp.(a)	21,468	734,420
Dade Behring Holdings Inc.	16,349	716,904
Datascope Corp.	2,339	84,648
DENTSPLY International Inc.	29,762	974,705
DexCom Inc.(a)(b)	3,059	24,044
DJO Inc.(a)	4,207	159,445
Edwards Lifesciences Corp.(a)	11,038	559,627
ev3 Inc.(a)(b)	3,009	59,277
FoxHollow Technologies Inc.(a)	4,120	86,067
Gen-Probe Inc.(a)	9,653	454,463
Haemonetics Corp.(a)	5,020	234,685
Hansen Medical Inc.(a)(b)	1,199	22,661
HealthTronics Inc.(a)	6,452	34,776

Henry Schein Inc.(a)	16,590	915,436
Hillenbrand Industries Inc.	11,494	682,399
Hologic Inc.(a)	9,879	569,426
ICU Medical Inc.(a)	2,666	104,507
IDEXX Laboratories Inc.(a)	5,908	517,718
Immucor Inc.(a)	12,732	374,703
IntraLase Corp.(a)	4,001	99,945
Intuitive Surgical Inc.(a)	6,887	837,253
Invacare Corp.	5,715	99,670
Inverness Medical Innovations Inc.(a)	7,212	315,741
IRIS International Inc.(a)	3,279	45,742
Johnson & Johnson	556,139	33,512,936
Kensey Nash Corp.(a)(b)	2,130	64,965
Kinetic Concepts Inc.(a)	8,247	417,628
Kyphon Inc.(a)	8,286	374,030
LCA-Vision Inc.	3,920	161,465
Luminex Corp.(a)	5,861	80,413
Medical Action Industries Inc.(a)	2,497	59,678
Medtronic Inc.	226,656	11,119,743
Mentor Corp.	6,820	313,720
Merge Technologies Inc.(a)	4,879	23,761
Meridian Bioscience Inc.	3,999	111,012
Merit Medical Systems Inc.(a)	5,012	62,901
Metabolix Inc.(a)	1,300	21,619
Natus Medical Inc.(a)	3,824	67,952
Neurometrix Inc.(a)(b)	2,272	22,061
Northstar Neuroscience Inc.(a)	2,011	25,741
NuVasive Inc.(a)	6,150	146,062
NxStage Medical Inc.(a)	2,215	29,504
Oakley Inc.	4,535	91,335
OraSure Technologies Inc.(a)	8,470	62,254
Palomar Medical Technologies Inc.(a)	3,264	130,397
Patterson Companies Inc.(a)	26,135	927,531
PolyMedica Corp.	4,365	184,770
PSS World Medical Inc.(a)	12,739	269,302
Quidel Corp.(a)	5,563	66,756
ResMed Inc.(a)	14,163	713,390
Respironics Inc.(a)	13,682	574,507
Sirona Dental Systems Inc.	3,296	113,580
SonoSite Inc.(a)(b)	2,977	84,130
Spectranetics Corp.(a)	5,646	60,412
St. Jude Medical Inc.(a)	67,763	2,548,566
Stereotaxis Inc.(a)	4,309	51,277
Steris Corp.	12,722	337,896
Stryker Corp.	56,191	3,726,587
SurModics Inc.(a)(b)	2,921	105,156
Symmetry Medical Inc.(a)	6,424	104,904
TECHNE Corp.(a)	7,411	423,168
ThermoGenesis Corp.(a)	10,085	36,709
Thoratec Corp.(a)	9,755	203,879
Varian Medical Systems Inc.(a)	24,649	1,175,511
Ventana Medical Systems Inc.(a)	5,383	225,548
Viasys Healthcare Inc.(a)	6,111	207,713
Visicu Inc.(a)	1,295	10,101
Vital Images Inc.(a)	3,094	102,906
Vital Sign Inc.	1,286	66,846
Volcano Corp.(a)	1,705	30,707
West Pharmaceutical Services Inc.	6,071	281,877
Wright Medical Group Inc.(a)	6,320	140,873
Xtent Inc.	882	9,905
Young Innovations Inc.	866	23,573
Zimmer Holdings Inc.(a)	46,578	3,978,227
Zoll Medical Corp.(a)	3,614	96,313

		93,461,229

HEALTH CARE - SERVICES – 1.62%
Aetna Inc.	97,983	4,290,676
Air Methods Corp.(a)	1,947	46,767
Alliance Imaging Inc.(a)	2,808	24,514
Amedisys Inc.(a)	4,788	155,275
AMERIGROUP Corp.(a)	9,689	294,546
AmSurg Corp.(a)	5,521	135,209
Apria Healthcare Group Inc.(a)	7,993	257,774
Bio-Reference Laboratories Inc.(a)	1,953	49,606
Brookdale Senior Living Inc.	3,495	156,087
Capital Senior Living Corp.(a)	4,049	47,009
Centene Corp.(a)	8,123	170,502
Community Health Systems Inc.(a)	18,445	650,186
Covance Inc.(a)	9,033	536,018
Coventry Health Care Inc.(a)	30,188	1,692,037
DaVita Inc.(a)	19,445	1,036,807
Emeritus Corp.(a)	879	29,666
Five Star Quality Care Inc.(a)	5,796	59,583
Genesis HealthCare Corp.(a)	3,680	232,245
Gentiva Health Services Inc.(a)	4,962	100,084
Health Management Associates Inc. Class A	45,150	490,780
Health Net Inc.(a)	21,678	1,166,493
Healthways Inc.(a)	6,484	303,127
Horizon Health Corp.(a)	2,779	54,329
Humana Inc.(a)	30,383	1,762,822
Hythiam Inc.(a)(b)	4,852	32,994
Kindred Healthcare Inc.(a)	5,374	176,160
Laboratory Corp. of America Holdings(a)	23,434	1,702,011
LHC Group Inc.(a)	2,264	73,422
LifePoint Hospitals Inc.(a)	10,757	411,133
Lincare Holdings Inc.(a)	18,043	661,276
Magellan Health Services Inc.(a)	6,865	288,330
Manor Care Inc.	13,824	751,473
Matria Healthcare Inc.(a)	3,816	100,590
MedCath Corp.(a)	1,633	44,581
Molina Healthcare Inc.(a)	2,231	68,246
National Healthcare Corp.	1,227	62,552
NightHawk Radiology Holdings Inc.(a)	1,201	21,846
Odyssey Healthcare Inc.(a)	6,375	83,704
Option Care Inc.(b)	4,845	64,438
Pediatrix Medical Group Inc.(a)	9,091	518,732
Psychiatric Solutions Inc.(a)	9,924	400,036
Quest Diagnostics Inc.	29,710	1,481,638
Radiation Therapy Services Inc.(a)	2,243	68,726
RehabCare Group Inc.(a)	3,083	48,927
Res-Care Inc.(a)	4,102	71,785
Sierra Health Services Inc.(a)	10,515	432,903
Sun Healthcare Group Inc.(a)	5,839	72,112
Sunrise Senior Living Inc.(a)	8,364	330,545
Symbion Inc.(a)	3,360	65,890
Tenet Healthcare Corp.(a)	88,143	566,759
Triad Hospitals Inc.(a)	16,499	862,073
United Surgical Partners International Inc.(a)	8,405	258,958
UnitedHealth Group Inc.	252,956	13,399,079
Universal Health Services Inc. Class B	8,629	494,097
VistaCare Inc. Class A(a)	1,951	16,974
Wellcare Health Plans Inc.(a)	6,092	519,343
WellPoint Inc.(a)	119,693	9,707,102

		47,600,577

HOLDING COMPANIES - DIVERSIFIED – 0.05%
Freedom Acquisition Holding Inc.	9,920	94,934
Information Services Group Inc.	6,075	45,319
Leucadia National Corp.	30,714	903,606
NTR Acquisition Co.	4,615	42,043
Resource America Inc. Class A	2,889	68,267
Star Maritime Acquisition Corp.(a)	3,490	35,773
Walter Industries Inc.	9,528	235,818

		1,425,760

HOME BUILDERS – 0.31%
AMREP Corp.(b)	300	23,175
Beazer Homes USA Inc.	7,579	220,018
Brookfield Homes Corp.(b)	2,249	72,193
Cavco Industries Inc.(a)	1,212	42,359
Centex Corp.	22,849	954,631
Champion Enterprises Inc.(a)	14,080	123,904
Fleetwood Enterprises Inc.(a)	11,808	93,401
Horton (D.R.) Inc.	58,762	1,292,764
Hovnanian Enterprises Inc. Class A(a)	9,357	235,422
KB Home	15,196	648,413
Lennar Corp. Class A	25,621	1,081,462
Levitt Corp. Class A	2,987	27,809
M.D.C. Holdings Inc.	6,458	310,436
M/I Homes Inc.	2,205	58,543
Meritage Homes Corp.(a)	4,183	134,358
Monaco Coach Corp.	4,935	78,615
NVR Inc.(a)	878	583,870
Orleans Homebuilders Inc.(b)	843	7,461
Palm Harbor Homes Inc.(a)(b)	1,707	24,478
Pulte Homes Inc.	39,964	1,057,447
Ryland Group Inc.	8,072	340,558
Skyline Corp.	1,284	43,322
Standard-Pacific Corp.	12,480	260,458
Technical Olympic USA Inc.(b)	3,613	14,416
Thor Industries Inc.	6,647	261,825
Toll Brothers Inc.(a)	24,369	667,223
WCI Communities Inc.(a)(b)	6,199	132,287
Williams Scotsman International Inc.(a)	5,517	108,464
Winnebago Industries Inc.(b)	6,121	205,849

		9,105,161

HOME FURNISHINGS – 0.13%
American Woodmark Corp.	2,190	80,504
Audiovox Corp. Class A(a)	3,017	44,440
DTS Inc.(a)	3,291	79,741
Ethan Allen Interiors Inc.	6,140	216,988
Furniture Brands International Inc.(b)	8,349	131,747
Harman International Industries Inc.	12,578	1,208,494
Hooker Furniture Corp.	1,997	40,040
Kimball International Inc. Class B	4,504	86,837
La-Z-Boy Inc.(b)	9,817	121,534
Sealy Corp.	3,694	64,571
Stanley Furniture Co. Inc.	2,237	46,530
Tempur-Pedic International Inc.	9,445	245,476
TiVo Inc.(a)	15,726	99,860
Universal Electronics Inc.(a)	2,589	72,130
Whirlpool Corp.	13,687	1,162,163

		3,701,055

HOUSEHOLD PRODUCTS & WARES – 0.49%
ACCO Brands Corp.(a)	8,337	200,838
American Greetings Corp. Class A(b)	10,063	233,562
Avery Dennison Corp.	17,757	1,141,065

Blyth Inc.	4,793	101,180
Central Garden and Pet Co. Class A(a)	12,051	177,150
Church & Dwight Co. Inc.	12,168	612,659
Clorox Co. (The)	28,328	1,804,210
CSS Industries Inc.	1,273	47,712
Ennis Inc.	4,741	126,869
Fortune Brands Inc.	27,517	2,168,890
Fossil Inc.(a)	8,197	216,975
Harland (John H.) Co.	5,052	258,814
Jarden Corp.(a)	9,700	371,510
Kimberly-Clark Corp.	86,287	5,909,797
Playtex Products Inc.(a)	10,354	140,504
Prestige Brands Holdings Inc.(a)	6,176	73,186
Russ Berrie & Co. Inc.(a)	2,164	30,512
Scotts Miracle-Gro Co. (The) Class A	8,808	387,816
Spectrum Brands Inc.(a)	6,855	43,392
Standard Register Co. (The)	3,331	42,137
Tupperware Brands Corp.	11,424	284,800
WD-40 Co.	3,192	101,218

		14,474,796

HOUSEWARES – 0.07%
Lifetime Brands Inc.	2,085	43,556
National Presto Industries Inc.	848	52,271
Newell Rubbermaid Inc.	52,019	1,617,271
Toro Co. (The)	7,964	408,075

		2,121,173

INSURANCE – 4.32%
ACA Capital Holdings Inc.(a)	1,318	18,478
Affirmative Insurance Holdings Inc.	1,391	24,064
AFLAC Inc.	93,595	4,404,581
Alfa Corp.	5,948	109,919
Alleghany Corp.(a)	928	346,775
Allstate Corp. (The)	119,326	7,166,720
Ambac Financial Group Inc.	19,857	1,715,446
American Equity Investment Life Holding Co.	10,553	138,561
American Financial Group Inc.	16,020	545,321
American International Group Inc.	413,693	27,808,443
American National Insurance Co.	2,651	339,142
American Physicians Capital Inc.(a)	1,933	77,475
Amtrust Financial Services Inc.	4,868	51,406
Aon Corp.	59,840	2,271,526
Argonaut Group Inc.(a)	6,105	197,558
Assurant Inc.	24,219	1,298,865
Baldwin & Lyons Inc. Class B	1,480	37,666
Berkley (W.R.) Corp.	30,376	1,006,053
Bristol West Holdings Inc.	2,822	62,564
Brown & Brown Inc.	21,047	569,321
Chubb Corp.	77,885	4,024,318
CIGNA Corp.	19,259	2,747,489
Cincinnati Financial Corp.	29,224	1,239,098
CNA Financial Corp.(a)	4,581	197,395
CNA Surety Corp.(a)	2,931	61,844
Commerce Group Inc.	10,175	305,657
Conseco Inc.(a)	28,465	492,445
Crawford & Co. Class B	4,296	24,917
Darwin Professional Underwriters Inc.(a)	922	23,188
Delphi Financial Group Inc. Class A	7,788	313,311
Direct General Corp.	2,742	58,295
Donegal Group Inc. Class A	2,351	39,920
eHealth Inc.(a)	1,108	26,093
EMC Insurance Group Inc.	1,144	29,515

Employers Holdings Inc.(a)	10,656	213,333
Erie Indemnity Co. Class A	9,270	489,178
FBL Financial Group Inc. Class A	2,559	100,134
Fidelity National Financial Inc.	40,369	969,260
First Acceptance Corp.(a)	3,045	31,881
First American Corp.	16,131	818,164
First Mercury Financial Corp.(a)	2,120	43,566
FPIC Insurance Group Inc.(a)	1,958	87,464
Gallagher (Arthur J.) & Co.	18,174	514,869
Genworth Financial Inc. Class A	85,615	2,991,388
Great American Financial Resources Inc.	1,592	38,972
Hanover Insurance Group Inc. (The)	9,550	440,446
Harleysville Group Inc.	2,584	83,954
Hartford Financial Services Group Inc. (The)	60,149	5,749,041
HCC Insurance Holdings Inc.	20,834	641,687
Hilb, Rogal & Hobbs Co.	6,806	333,834
Horace Mann Educators Corp.	8,142	167,318
Independence Holding Co.	892	19,303
Infinity Property & Casualty Corp.	3,725	174,554
James River Group Inc.	1,640	51,348
Kansas City Life Insurance Co.	732	32,940
LandAmerica Financial Group Inc.	3,330	246,120
Lincoln National Corp.	52,786	3,578,363
Loews Corp.	83,216	3,780,503
Markel Corp.(a)	1,816	880,451
Marsh & McLennan Companies Inc.	103,154	3,021,381
MBIA Inc.	25,313	1,657,748
Meadowbrook Insurance Group(a)	4,691	51,554
Mercury General Corp.	4,992	264,776
MetLife Inc.	86,854	5,484,830
MGIC Investment Corp.	15,607	919,564
Midland Co. (The)	2,142	90,864
National Interstate Corp.	2,909	74,936
National Western Life Insurance Co. Class A	431	105,509
Nationwide Financial Services Inc.	9,147	492,657
Navigators Group Inc. (The)(a)	2,468	123,820
NYMAGIC Inc.	1,126	45,997
Odyssey Re Holdings Corp.	2,461	96,742
Ohio Casualty Corp.	11,386	341,011
Old Republic International Corp.	43,312	958,061
Philadelphia Consolidated Holding Corp.(a)	10,329	454,373
Phoenix Companies Inc.	21,096	292,812
PMA Capital Corp. Class A(a)	5,901	55,410
PMI Group Inc. (The)	16,363	739,935
Presidential Life Corp.	4,005	78,979
Principal Financial Group Inc.	52,001	3,113,300
ProAssurance Corp.(a)	6,269	320,659
Progressive Corp. (The)	146,906	3,205,489
Protective Life Corp.	13,081	576,087
Prudential Financial Inc.	92,392	8,339,302
Radian Group Inc.	15,522	851,847
Reinsurance Group of America Inc.	5,409	312,207
RLI Corp.	4,138	227,300
SAFECO Corp.	19,787	1,314,450
Safety Insurance Group Inc.	2,658	106,639
SCPIE Holdings Inc.(a)	1,897	43,062
SeaBright Insurance Holdings Inc.(a)	2,917	53,673
Selective Insurance Group Inc.	10,864	276,597
StanCorp Financial Group Inc.	10,300	506,451
State Auto Financial Corp.	2,683	86,205
Stewart Information Services Corp.	3,249	135,776
Torchmark Corp.	18,822	1,234,535
Tower Group Inc.	3,607	116,218

Transatlantic Holdings Inc.	5,033	327,749
Travelers Companies Inc. (The)	130,011	6,730,669
Triad Guaranty Inc.(a)	2,124	87,955
21st Century Insurance Group	6,203	131,504
United Fire & Casualty Co.	3,922	137,780
Unitrin Inc.	8,912	419,488
Universal American Financial Corp.(a)	7,033	136,300
Unum Group	64,252	1,479,724
USI Holdings Corp.(a)	8,511	143,410
Wesco Financial Corp.	267	122,820
Zenith National Insurance Corp.	6,958	328,905

		126,468,500

INTERNET – 1.98%
Access Integrated Technologies Inc. Class A(a)	2,545	13,819
Agile Software Corp.(a)	10,514	73,072
Akamai Technologies Inc.(a)	28,988	1,447,081
Amazon.com Inc.(a)	58,615	2,332,291
aQuantive Inc.(a)	14,254	397,829
Ariba Inc.(a)	13,708	128,855
Art Technology Group Inc.(a)	23,045	53,464
Audible Inc.(a)	4,480	46,547
Avocent Corp.(a)	9,753	263,038
Blue Coat Systems Inc.(a)	2,695	98,987
Blue Nile Inc.(a)(b)	2,549	103,642
CheckFree Corp.(a)	15,547	576,638
Chordiant Software Inc.(a)	5,776	59,782
CMGI Inc.(a)	85,188	180,599
CNET Networks Inc.(a)	28,212	245,727
Cogent Communications Group Inc.(a)	3,817	90,196
Covad Communications Group Inc.(a)	53,979	68,553
CyberSource Corp.(a)	5,634	70,481
DealerTrack Holdings Inc.(a)	2,177	66,877
Digital River Inc.(a)	7,438	410,950
Drugstore.com Inc.(a)	14,789	38,156
EarthLink Inc.(a)	23,132	170,020
eBay Inc.(a)	221,124	7,330,261
eCollege.com Inc.(a)	3,371	60,509
Emdeon Corp.(a)	30,871	467,078
Equinix Inc.(a)	5,382	460,861
eResearch Technology Inc.(a)(b)	9,104	71,557
Expedia Inc.(a)	37,212	862,574
F5 Networks Inc.(a)	7,598	506,635
FTD Group Inc.	2,329	38,498
Google Inc. Class A(a)	39,219	17,968,577
GSI Commerce Inc.(a)	7,198	162,603
Harris Interactive Inc.(a)	9,977	60,161
i2 Technologies Inc.(a)(b)	2,648	63,552
IAC/InterActiveCorp(a)	32,747	1,234,889
InfoSpace Inc.(a)	5,740	147,346
Internap Network Services Corp.(a)	7,833	123,370
Internet Capital Group Inc.(a)	7,203	77,072
Interwoven Inc.(a)	7,862	132,868
iPass Inc.(a)	11,987	60,295
j2 Global Communications Inc.(a)	9,366	259,626
Jupitermedia Corp.(a)	4,041	26,751
Knot Inc. (The)(a)	3,654	78,671
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	123,527	2,942,413
Lionbridge Technologies Inc.(a)	11,061	56,300
Liquidity Services Inc.(a)	1,429	24,207
LoopNet Inc.(a)	456	7,793
McAfee Inc.(a)	30,036	873,447

Move Inc.(a)	18,470	102,324
NetBank Inc.	9,923	21,930
NetFlix Inc.(a)(b)	8,340	193,405
NetRatings Inc.(a)	2,402	49,962
NIC Inc.	7,062	37,852
NutriSystem Inc.(a)(b)	6,064	317,814
1-800-FLOWERS.COM Inc.(a)	4,677	36,387
Online Resources Corp.(a)	4,170	47,830
Openwave Systems Inc.(a)	17,456	142,266
Opsware Inc.(a)	15,056	109,156
Overstock.com Inc.(a)(b)	2,345	38,927
Perficient Inc.(a)	3,582	70,852
Priceline.com Inc.(a)	4,417	235,249
RealNetworks Inc.(a)	20,223	158,751
RightNow Technologies Inc.(a)	2,779	45,520
S1 Corp.(a)	13,031	78,186
Safeguard Scientifics Inc.(a)	22,129	65,502
Sapient Corp.(a)	15,009	102,962
Secure Computing Corp.(a)	9,916	76,353
Shutterfly Inc.(a)	507	8,132
Sohu.com Inc.(a)	4,796	102,778
SonicWALL Inc.(a)	11,907	99,543
Stamps.com Inc.(a)	3,458	49,691
Symantec Corp.(a)	176,113	3,046,755
Terremark Worldwide Inc.(a)	7,198	58,016
TheStreet.com Inc.	3,411	41,785
TIBCO Software Inc.(a)	39,456	336,165
Travelzoo Inc.(a)	585	21,510
TriZetto Group Inc. (The)(a)	8,382	167,724
24/7 Real Media Inc.(a)	8,981	72,117
United Online Inc.	11,871	166,550
US Auto Parts Network Inc.(a)	1,877	10,079
ValueClick Inc.(a)(b)	18,012	470,654
Vasco Data Security International Inc.(a)	4,536	81,058
VeriSign Inc.(a)	46,105	1,158,158
Vignette Corp.(a)	5,517	102,451
WebEx Communications Inc.(a)	8,240	468,526
WebMD Health Corp. Class A(a)	1,321	69,524
webMethods Inc.(a)	10,005	71,936
Websense Inc.(a)	8,374	192,518
WebSideStory Inc.(a)	3,277	42,437
Yahoo! Inc.(a)	264,543	8,277,550

		58,081,403

INVESTMENT COMPANIES – 0.11%
Allied Capital Corp.(b)	27,811	801,235
American Capital Strategies Ltd.	28,762	1,274,444
Apollo Investment Corp.	19,269	412,357
Ares Capital Corp.	9,621	174,814
Capital Southwest Corp.	538	82,674
Gladstone Capital Corp.(b)	2,299	54,440
Gladstone Investment Corp.	2,372	35,272
Harris & Harris Group Inc.(a)(b)	3,782	48,863
Highland Distressed Opportunities Inc.(a)	3,256	46,789
Kohlberg Capital Corp.(a)	2,536	40,576
MCG Capital Corp.	10,646	199,719
Medallion Financial Corp.	2,728	31,208
MVC Capital Inc.	3,857	60,362
NGP Capital Resources Co.	3,263	51,588
Technology Investment Capital Corp.	3,582	60,572

		3,374,913

IRON & STEEL – 0.42%
AK Steel Holding Corp.(a)	20,586	481,507
Allegheny Technologies Inc.	18,841	2,010,146
Carpenter Technology Corp.	4,786	577,957
Chaparral Steel Co.	8,615	501,135
Claymont Steel Holdings Inc.(a)	1,633	32,546
Cleveland-Cliffs Inc.	7,855	502,799
Gibraltar Industries Inc.	4,431	100,229
Nucor Corp.	58,491	3,809,519
Olympic Steel Inc.	1,523	47,198
Reliance Steel & Aluminum Co.	12,360	598,224
Ryerson Inc.	4,829	191,325
Schnitzer Steel Industries Inc. Class A	4,180	167,911
Shiloh Industries Inc.	861	9,712
Steel Dynamics Inc.	18,133	783,346
Steel Technologies Inc.	2,110	62,414
United States Steel Corp.	23,109	2,291,720
Wheeling-Pittsburgh Corp.(a)	2,009	47,593

		12,215,281

LEISURE TIME – 0.20%
Ambassadors Group Inc.	3,915	130,135
Ambassadors International Inc.	1,334	61,551
Arctic Cat Inc.	2,329	45,392
Bally Total Fitness Holding Corp.(a)(b)(c)	6,839	4,240
Brunswick Corp.	17,804	567,057
Callaway Golf Co.	14,291	225,226
Harley-Davidson Inc.	50,438	2,963,233
K2 Inc.(a)	9,066	109,608
Life Time Fitness Inc.(a)	5,708	293,448
Marine Products Corp.	2,244	21,475
Multimedia Games Inc.(a)	4,999	59,488
Nautilus Inc.	6,102	94,154
Polaris Industries Inc.(b)	6,696	321,274
Sabre Holdings Corp.	24,884	814,951
Town Sports International Holdings Inc.(a)	1,620	35,316
WMS Industries Inc.(a)	5,106	200,359

		5,946,907

LODGING – 0.67%
Ameristar Casinos Inc.	4,790	153,807
Boyd Gaming Corp.	8,198	390,553
Choice Hotels International Inc.	6,359	225,299
Gaylord Entertainment Co.(a)	7,641	403,980
Harrah’s Entertainment Inc.	34,687	2,929,317
Hilton Hotels Corp.	72,219	2,596,995
Las Vegas Sands Corp.(a)	26,067	2,257,663
Lodgian Inc.(a)	3,734	49,886
Marcus Corp.	4,009	93,249
Marriott International Inc. Class A	60,090	2,942,006
MGM Mirage(a)	22,444	1,560,307
Monarch Casino & Resort Inc.(a)	1,952	50,752
Morgans Hotel Group Co.(a)	3,354	70,468
MTR Gaming Group Inc.(a)	4,191	54,818
Riviera Holdings Corp.(a)	2,039	56,990
Starwood Hotels & Resorts Worldwide Inc.	40,782	2,644,713
Station Casinos Inc.	9,019	780,775
Trump Entertainment Resorts Inc.(a)	5,687	102,764
Wyndham Worldwide Corp.(a)	37,575	1,283,186
Wynn Resorts Ltd.	9,263	878,688

		19,526,216

MACHINERY – 0.89%
AGCO Corp.(a)	17,048	630,265

Albany International Corp. Class A	4,933	177,292
Altra Holdings Inc.(a)	1,878	25,747
Applied Industrial Technologies Inc.	8,286	203,338
Astec Industries Inc.(a)	3,237	130,289
Briggs & Stratton Corp.	9,595	296,006
Bucyrus International Inc. Class A	5,899	303,799
Cascade Corp.	2,379	142,455
Caterpillar Inc.	125,743	8,428,553
Chart Industries Inc.(a)	2,612	47,434
Cognex Corp.	8,804	190,783
Columbus McKinnon Corp.(a)	3,402	76,171
Cummins Inc.	9,886	1,430,702
Deere & Co.	44,029	4,783,311
DXP Enterprises Inc.(a)	268	10,238
Flowserve Corp.	10,648	608,959
Gardner Denver Inc.(a)	9,836	342,785
Gehl Corp.(a)	1,965	49,872
Gerber Scientific Inc.(a)	4,178	44,329
Gorman-Rupp Co. (The)	2,069	66,270
Graco Inc.	12,893	504,890
IDEX Corp.	10,063	512,005
Intermec Inc.(a)	9,484	211,873
Intevac Inc.(a)	4,000	105,480
iRobot Corp.(a)	2,109	27,565
Joy Global Inc.	23,268	998,197
Kadant Inc.(a)	2,561	64,947
Lindsay Corp.	2,126	67,586
Manitowoc Co. Inc. (The)	11,480	729,324
Middleby Corp. (The)(a)	1,260	166,118
NACCO Industries Inc.	1,040	142,906
Nordson Corp.	5,466	253,950
Presstek Inc.(a)	5,479	33,148
Robbins & Myers Inc.	2,510	93,598
Rockwell Automation Inc.	31,400	1,879,918
Sauer-Danfoss Inc.	1,938	58,334
Tecumseh Products Co. Class A(a)(b)	3,027	30,482
Tennant Co.	3,004	94,596
Terex Corp.(a)	18,888	1,355,403
TurboChef Technologies Inc.(a)	2,547	38,765
Wabtec Corp.	9,148	315,515
Zebra Technologies Corp. Class A(a)	13,353	515,559

		26,188,757

MANUFACTURING – 4.07%
Actuant Corp. Class A	5,121	260,198
Acuity Brands Inc.	8,410	457,840
American Railcar Industries Inc.	1,626	48,471
Ameron International Corp.	1,648	108,537
AptarGroup Inc.	6,625	443,411
Barnes Group Inc.	7,481	172,138
Blount International Inc.(a)	7,013	87,312
Brink’s Co. (The)	9,056	574,603
Carlisle Companies Inc.	11,578	497,044
Ceradyne Inc.(a)	5,043	276,054
CLARCOR Inc.	9,705	308,619
Crane Co.	9,923	401,088
Danaher Corp.	44,580	3,185,241
Donaldson Co. Inc.	13,888	501,357
Dover Corp.	38,329	1,870,838
Eastman Kodak Co.(b)	54,038	1,219,097
Eaton Corp.	28,179	2,354,637
EnPro Industries Inc.(a)	4,001	144,236
ESCO Technologies Inc.(a)	4,789	214,643

Federal Signal Corp.	8,950	138,904
Flanders Corp.(a)	2,323	16,842
FreightCar America Inc.	2,378	114,548
General Electric Co.	1,953,120	69,062,323
GenTek Inc.(a)	1,924	65,531
Griffon Corp.(a)	5,518	136,571
Harsco Corp.	15,734	705,827
Hexcel Corp.(a)	17,484	347,057
Honeywell International Inc.	155,489	7,161,823
Illinois Tool Works Inc.	93,710	4,835,436
ITT Industries Inc.	34,711	2,093,768
Koppers Holdings Inc.	1,886	48,395
Lancaster Colony Corp.	4,550	201,065
Leggett & Platt Inc.	34,331	778,284
Matthews International Corp. Class A	6,008	244,526
Myers Industries Inc.	4,923	91,962
Pall Corp.	23,503	893,114
Parker Hannifin Corp.	22,621	1,952,419
Pentair Inc.	19,097	595,063
PW Eagle Inc.	1,969	65,056
Raven Industries Inc.	2,946	82,635
Reddy Ice Holdings Inc.	3,038	91,687
Roper Industries Inc.	16,367	898,221
Smith & Wesson Holding Corp.(a)	5,426	71,026
Smith (A.O.) Corp.	3,872	147,988
SPX Corp.	11,243	789,259
Standex International Corp.	2,256	64,319
Teleflex Inc.	7,532	512,703
Textron Inc.	24,432	2,193,994
3M Co.	141,575	10,820,577
Tredegar Corp.	6,303	143,645
Trinity Industries Inc.	14,873	623,476

		119,113,408

MEDIA – 3.21%
Acacia Research Corp. - Acacia Technologies Group(a)	5,108	80,809
Belo Corp.	17,064	318,585
Cablevision Systems Corp.	40,768	1,240,570
CBS Corp. Class B	126,305	3,863,670
Charter Communications Inc. Class A(a)	72,694	202,816
Citadel Broadcasting Corp.	6,850	65,144
CKX Inc.(a)	9,823	109,035
Clear Channel Communications Inc.	94,480	3,310,579
Comcast Corp. Class A(a)	548,751	14,240,089
Courier Corp.	1,893	73,960
Cox Radio Inc. Class A(a)	8,358	114,087
Crown Media Holdings Inc. Class A(a)(b)	2,856	15,222
CTC Media Inc.(a)	4,745	121,852
Cumulus Media Inc. Class A(a)	6,456	60,557
DIRECTV Group Inc. (The)(a)	151,106	3,486,015
Discovery Holding Co. Class A(a)	52,776	1,009,605
Dow Jones & Co. Inc.	11,078	381,859
EchoStar Communications Corp.(a)	38,666	1,679,264
Emmis Communications Corp.	6,119	51,644
Entercom Communications Corp.	6,014	169,475
Entravision Communications Corp.(a)	12,299	114,873
Fisher Communications Inc.(a)	1,406	68,332
Gannett Co. Inc.	44,656	2,513,686
GateHouse Media Inc.	2,973	60,352
Gemstar-TV Guide International Inc.(a)	46,247	193,775
Gray Television Inc.	7,890	82,214
Hearst-Argyle Television Inc.	4,916	133,666

Idearc Inc.	27,373	960,792
Journal Communications Inc. Class A	8,026	105,221
Journal Register Co.	7,264	43,293
Lee Enterprises Inc.	8,601	258,460
Liberty Global Inc. Class A(a)	75,292	2,479,366
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	26,373	2,916,590
Lin TV Corp. Class A(a)	5,071	80,629
LodgeNet Entertainment Corp.(a)	3,024	92,897
Martha Stewart Living Omnimedia Inc. Class A	4,711	80,134
McClatchy Co. (The) Class A	10,332	326,595
McGraw-Hill Companies Inc. (The)	67,160	4,223,021
Media General Inc. Class A	4,102	156,532
Mediacom Communications Corp.(a)	10,169	82,776
Meredith Corp.	5,817	333,838
New York Times Co. Class A(b)	24,830	583,753
News Corp. Class A	432,345	9,995,816
Outdoor Channel Holdings Inc.(a)	2,375	24,273
Playboy Enterprises Inc. Class B(a)	3,978	40,934
PRIMEDIA Inc.(a)	36,653	97,497
Private Media Group Inc.(a)(b)	4,697	11,555
Radio One Inc. Class D(a)	14,119	91,209
Salem Communications Corp. Class A	1,880	23,500
Scholastic Corp.(a)	6,599	205,229
Scripps (E.W.) Co. Class A	15,820	706,838
Sinclair Broadcast Group Inc. Class A	8,413	129,981
Sirius Satellite Radio Inc.(a)(b)	264,583	846,666
Spanish Broadcasting System Inc. Class A(a)	8,266	33,064
Sun-Times Media Group Inc. Class A	12,520	62,099
Time Warner Inc.	705,832	13,919,007
Tribune Co.	34,278	1,100,667
Value Line Inc.	208	9,942
Viacom Inc. Class B(a)	119,096	4,896,037
Walt Disney Co. (The)	388,440	13,373,989
Washington Post Co. (The) Class B	1,053	803,966
Westwood One Inc.	12,913	88,712
Wiley (John) & Sons Inc. Class A	8,299	313,370
World Wrestling Entertainment Inc.	3,997	65,151
XM Satellite Radio Holdings Inc. Class A(a)	57,296	740,264

		94,065,398

METAL FABRICATE & HARDWARE – 0.20%
Ampco-Pittsburgh Corp.	1,340	38,713
Castle (A.M.) & Co.	1,885	55,344
CIRCOR International Inc.	2,930	104,601
Commercial Metals Co.	22,612	708,886
Dynamic Materials Corp.(a)	2,166	70,872
Foster (L.B.) Co. Class A(a)	1,921	39,592
Kaydon Corp.	5,287	225,015
Ladish Co. Inc.(a)	2,626	98,843
Lawson Products Inc.	804	30,456
Mueller Industries Inc.	6,844	206,004
Mueller Water Products Inc. Class A	20,937	289,140
NN Inc.	3,123	39,006
Precision Castparts Corp.	25,373	2,640,061
Quanex Corp.	7,111	301,151
RBC Bearings Inc.(a)	3,884	129,842
Timken Co. (The)	15,880	481,323
Valmont Industries Inc.	3,368	194,771
Worthington Industries Inc.	13,631	280,526

		5,934,146

MINING – 0.60%
Alcoa Inc.	163,309	5,536,175
AMCOL International Corp.	4,080	120,972
Brush Engineered Materials Inc.(a)	3,680	178,370
Century Aluminum Co.(a)	4,365	204,631
Coeur d’Alene Mines Corp.(a)	52,374	215,257
Compass Minerals International Inc.	6,039	201,703
Freeport-McMoRan Copper & Gold Inc.	61,013	4,038,450
Hecla Mining Co.(a)	22,587	204,638
Newmont Mining Corp.	78,587	3,299,868
Royal Gold Inc.(b)	3,578	107,698
RTI International Metals Inc.(a)	4,273	388,886
Southern Copper Corp.	2,552	182,876
Stillwater Mining Co.(a)	7,645	97,015
Titanium Metals Corp.(a)	15,517	556,766
USEC Inc.(a)	16,424	266,890
Vulcan Materials Co.	17,729	2,065,074

		17,665,269

OFFICE & BUSINESS EQUIPMENT – 0.19%
Global Imaging Systems Inc.(a)	9,715	189,443
IKON Office Solutions Inc.	20,649	296,726
Pitney Bowes Inc.	41,740	1,894,579
Xerox Corp.(a)	181,224	3,060,873

		5,441,621

OFFICE FURNISHINGS – 0.05%
CompX International Inc.	247	3,984
Herman Miller Inc.	12,458	417,218
HNI Corp.	9,145	420,030
Interface Inc. Class A	9,821	157,038
Knoll Inc.	5,696	135,736
Steelcase Inc. Class A	14,486	288,127

		1,422,133

OIL & GAS – 7.22%
Alon USA Energy Inc.	2,204	79,785
Anadarko Petroleum Corp.	86,079	3,699,675
Apache Corp.	62,009	4,384,036
Arena Resources Inc.(a)	2,150	107,758
Atlas America Inc.(a)	3,257	183,988
ATP Oil & Gas Corp.(a)	3,813	143,369
Atwood Oceanics Inc.(a)	5,085	298,439
Aurora Oil & Gas Corp.(a)	15,685	40,938
Berry Petroleum Co. Class A	6,658	204,134
Bill Barrett Corp.(a)	5,390	174,690
Bois d’Arc Energy Inc.(a)	3,058	40,457
Brigham Exploration Co.(a)	8,406	52,285
Bronco Drilling Co. Inc.(a)	2,559	42,403
Cabot Oil & Gas Corp.	9,206	619,748
Callon Petroleum Co.(a)	3,714	50,399
Carrizo Oil & Gas Inc.(a)	4,106	143,546
Cheniere Energy Inc.(a)(b)	10,262	319,661
Chesapeake Energy Corp.	77,857	2,404,224
Chevron Corp.	416,306	30,789,992
Cimarex Energy Co.	15,538	575,217
Clayton Williams Energy Inc.(a)	933	26,469
CNX Gas Corp.(a)	5,312	150,489
Comstock Resources Inc.(a)	8,072	221,011
ConocoPhillips	310,007	21,188,978
Crosstex Energy Inc.	5,889	169,309
Delek US Holdings Inc.	1,933	36,978
Delta Petroleum Corp.(a)	10,465	240,276
Denbury Resources Inc.(a)	22,295	664,168

Devon Energy Corp.	82,583	5,716,395
Diamond Offshore Drilling Inc.	11,837	958,205
Edge Petroleum Corp.(a)	5,193	65,016
Encore Acquisition Co.(a)	9,960	240,932
Energy Partners Ltd.(a)	7,073	128,375
ENSCO International Inc.	28,795	1,566,448
EOG Resources Inc.	45,543	3,249,038
EXCO Resources Inc.(a)	9,644	159,898
Exploration Co. of Delaware (The)(a)	5,426	58,872
Exxon Mobil Corp.	1,076,080	81,190,232
Forest Oil Corp.(a)	10,240	341,709
Frontier Oil Corp.	21,271	694,285
Gasco Energy Inc.(a)(b)	13,529	33,011
GeoGlobal Resources Inc.(a)(b)	5,549	33,904
Geomet Inc.(a)	1,929	17,014
Giant Industries Inc.(a)	2,722	205,919
GMX Resources Inc.(a)	1,731	53,194
Goodrich Petroleum Corp.(a)	2,636	88,649
Grey Wolf Inc.(a)	36,646	245,528
Gulfport Energy Corp.(a)	2,332	31,156
Harvest Natural Resources Inc.(a)	6,888	67,089
Helmerich & Payne Inc.	19,812	601,096
Hess Corp.	51,065	2,832,576
Holly Corp.	8,983	532,692
Houston Exploration Co.(a)	5,414	292,085
Marathon Oil Corp.	64,671	6,391,435
Mariner Energy Inc.(a)	13,757	263,171
McMoRan Exploration Co.(a)	4,460	61,147
Meridian Resource Corp. (The)(a)	16,075	38,741
Murphy Oil Corp.	35,079	1,873,219
Newfield Exploration Co.(a)	24,134	1,006,629
Noble Energy Inc.	33,291	1,985,808
Occidental Petroleum Corp.	160,845	7,931,267
Parallel Petroleum Corp.(a)	6,936	159,181
Parker Drilling Co.(a)	20,472	192,232
Patterson-UTI Energy Inc.	29,952	672,123
Penn Virginia Corp.	3,529	259,029
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	26,692	351,534
Petroleum Development Corp.(a)	2,748	147,210
PetroQuest Energy Inc.(a)	7,591	88,739
Pioneer Drilling Co.(a)	7,655	97,142
Pioneer Natural Resources Co.	23,076	994,806
Plains Exploration & Production Co.(a)	14,784	667,350
Pogo Producing Co.	10,893	523,953
Pride International Inc.(a)	30,394	914,859
PrimeEnergy Corp.(a)	115	6,688
Quest Resource Corp.(a)	3,596	32,975
Quicksilver Resources Inc.(a)	11,752	467,377
RAM Energy Resources Inc.(a)	4,861	22,506
Range Resources Corp.	25,957	866,964
Rosetta Resources Inc.(a)	9,573	196,629
Rowan Companies Inc.	20,665	670,993
Southwestern Energy Co.(a)	31,550	1,292,919
St. Mary Land & Exploration Co.	11,694	428,936
Stone Energy Corp.(a)	5,169	153,468
Sulphco Inc.(a)(b)	6,409	21,919
Sunoco Inc.	23,092	1,626,600
Swift Energy Co.(a)	5,421	226,435
Tesoro Corp.	12,864	1,291,932
TODCO(a)	10,884	438,952
Toreador Resources Corp.(a)	2,213	40,166
Transmeridian Exploration Inc.(a)(b)	14,019	40,094

Unit Corp.(a)	8,649	437,553
VAALCO Energy Inc.(a)	10,625	55,038
Valero Energy Corp.	115,580	7,453,754
Venoco Inc.(a)	2,362	42,185
W&T Offshore Inc.	3,755	108,632
Warren Resources Inc.(a)	9,850	128,346
Western Refining Inc.	4,273	166,732
Whiting Petroleum Corp.(a)	6,974	274,845
XTO Energy Inc.	68,359	3,746,757

		211,314,710

OIL & GAS SERVICES – 0.93%
Allis-Chalmers Energy Inc.(a)	5,018	79,034
Baker Hughes Inc.	60,208	3,981,555
Basic Energy Services Inc.(a)	2,739	63,819
BJ Services Co.	56,116	1,565,636
Cal Dive International Inc.(a)	4,165	50,855
Cameron International Corp.(a)	21,670	1,360,659
CARBO Ceramics Inc.	3,786	176,238
Complete Production Services Inc.(a)	4,828	96,125
Dawson Geophysical Co.(a)	1,393	68,995
Dresser-Rand Group Inc.(a)	5,941	180,963
Dril-Quip Inc.(a)	4,110	177,881
FMC Technologies Inc.(a)	12,877	898,300
Global Industries Ltd.(a)	16,645	304,437
Grant Prideco Inc.(a)	24,642	1,228,157
Gulf Island Fabrication Inc.	2,208	59,042
Halliburton Co.	193,761	6,149,974
Hanover Compressor Co.(a)	19,168	426,488
Helix Energy Solutions Group Inc.(a)	17,169	640,232
Hercules Offshore Inc.(a)	3,706	97,320
Hornbeck Offshore Services Inc.(a)	4,410	126,347
Hydril Co.(a)	3,168	304,888
Input/Output Inc.(a)(b)	13,333	183,729
Lone Star Technologies Inc.(a)	5,785	381,984
Lufkin Industries Inc.	2,746	154,270
MarkWest Hydrocarbon Inc.	1,195	74,090
Matrix Service Co.(a)	4,506	91,156
Metretek Technologies Inc.(a)	2,884	38,473
NATCO Group Inc. Class A(a)	2,718	92,738
National Oilwell Varco Inc.(a)	32,856	2,555,868
Newpark Resources Inc.(a)	16,453	115,994
Oceaneering International Inc.(a)	10,038	422,801
Oil States International Inc.(a)	9,321	299,111
RPC Inc.	5,944	99,027
SEACOR Holdings Inc.(a)	4,236	416,822
Smith International Inc.	40,217	1,932,427
Superior Energy Services Inc.(a)	15,890	547,728
Superior Well Services Inc.(a)	2,374	54,246
T-3 Energy Services Inc.(a)	221	4,447
Tetra Technologies Inc.(a)	13,432	331,905
Tidewater Inc.	11,348	664,766
Trico Marine Services Inc.(a)	2,176	81,078
Union Drilling Inc.(a)	2,544	36,125
Universal Compression Holdings Inc.(a)	5,664	383,340
W-H Energy Services Inc.(a)	5,471	255,715

		27,254,785

PACKAGING & CONTAINERS – 0.23%
AEP Industries Inc.(a)	1,221	52,503
Ball Corp.	19,648	900,861
Bemis Co. Inc.	19,693	657,549
Chesapeake Corp.	3,637	54,919

Crown Holdings Inc.(a)	31,454	769,365
Graphic Packaging Corp.(a)	13,996	66,341
Greif Inc. Class A	3,103	344,774
Owens-Illinois Inc.(a)	28,794	742,021
Packaging Corp. of America	15,174	370,246
Pactiv Corp.(a)	25,022	844,242
Sealed Air Corp.	30,588	966,581
Silgan Holdings Inc.	4,382	223,964
Sonoco Products Co.	18,562	697,560

		6,690,926

PHARMACEUTICALS – 5.24%
Abbott Laboratories	286,623	15,993,563
Abraxis BioScience Inc.(a)	4,754	126,979
ACADIA Pharmaceuticals Inc.(a)	4,431	66,554
Adams Respiratory Therapeutics Inc.(a)	5,727	192,599
Adolor Corp.(a)	8,370	73,238
Akorn Inc.(a)	9,167	61,877
Alkermes Inc.(a)	18,198	280,977
Allergan Inc.	28,059	3,109,498
Alnylam Pharmaceuticals Inc.(a)(b)	6,861	123,498
Alpharma Inc. Class A	8,007	192,809
Altus Pharmaceuticals Inc.(a)(b)	1,371	20,867
AmerisourceBergen Corp.	36,078	1,903,115
Amylin Pharmaceuticals Inc.(a)(b)	21,125	789,230
Anadys Pharmaceuticals Inc.(a)	5,203	20,656
Animal Health International Inc.(a)	2,216	26,791
Array BioPharma Inc.(a)	7,185	91,250
AtheroGenics Inc.(a)(b)	7,243	20,353
Auxilium Pharmaceuticals Inc.(a)	4,836	70,992
AVANIR Pharmaceuticals Class A(a)(b)	5,814	7,093
AVI BioPharma Inc.(a)(b)	9,256	24,806
Barr Pharmaceuticals Inc.(a)	19,914	923,014
Bentley Pharmaceuticals Inc.(a)	3,555	29,115
Bioenvision Inc.(a)	6,601	26,998
BioMarin Pharmaceutical Inc.(a)	17,064	294,525
Bradley Pharmaceuticals Inc.(a)	2,707	51,947
Bristol-Myers Squibb Co.	369,232	10,249,880
Cadence Pharmaceuticals Inc.(a)	1,317	19,492
Caraco Pharmaceutical Laboratories Ltd.(a)	1,851	22,545
Cardinal Health Inc.	78,391	5,718,623
Cephalon Inc.(a)	12,294	875,456
CombinatoRX Inc.(a)	4,494	31,413
Cubist Pharmaceuticals Inc.(a)	10,256	226,350
CV Therapeutics Inc.(a)(b)	11,034	86,838
Cypress Bioscience Inc.(a)	5,871	44,620
Dendreon Corp.(a)(b)	15,149	195,877
Depomed Inc.(a)	6,831	24,387
Durect Corp.(a)	11,822	49,180
Emergent BioSolutions Inc.(a)	935	12,548
Emisphere Technologies Inc.(a)	4,370	13,984
Endo Pharmaceuticals Holdings Inc.(a)	25,074	737,176
Express Scripts Inc.(a)	21,680	1,750,010
Forest Laboratories Inc.(a)	61,184	3,147,305
Genta Inc.(a)(b)	31,069	9,631
Gilead Sciences Inc.(a)	85,399	6,533,024
HealthExtras Inc.(a)	5,001	143,929
Hi-Tech Pharmacal Co. Inc.(a)	1,896	21,140
Hospira Inc.(a)	29,386	1,201,887
Idenix Pharmaceuticals Inc.(a)(b)	4,504	32,879
I-Flow Corp.(a)	4,302	63,411
ImClone Systems Inc.(a)	13,117	534,780
Indevus Pharmaceuticals Inc.(a)	9,841	69,576

Isis Pharmaceuticals Inc.(a)	15,150	140,441
King Pharmaceuticals Inc.(a)	45,655	898,034
K-V Pharmaceutical Co. Class A(a)	7,320	181,024
Lilly (Eli) & Co.	184,624	9,916,155
Mannatech Inc.(b)	2,991	48,035
MannKind Corp.(a)	6,158	88,059
Medarex Inc.(a)	22,935	296,779
Medco Health Solutions Inc.(a)	56,626	4,107,084
Medicines Co. (The)(a)	9,414	236,103
Medicis Pharmaceutical Corp. Class A	10,151	312,854
Merck & Co. Inc.	409,884	18,104,576
MGI Pharma Inc.(a)	14,578	327,568
Mylan Laboratories Inc.	45,821	968,656
Nabi Biopharmaceuticals(a)	11,110	58,994
Nastech Pharmaceutical Co. Inc.(a)	4,708	50,799
NBTY Inc.(a)	10,345	548,699
Neurocrine Biosciences Inc.(a)	6,978	87,225
New River Pharmaceuticals Inc.(a)	3,016	191,908
Noven Pharmaceuticals Inc.(a)	4,349	100,897
NPS Pharmaceuticals Inc.(a)	8,501	28,818
Nuvelo Inc.(a)	9,499	34,956
Obagi Medical Products Inc.(a)	1,003	14,774
Omnicare Inc.	22,746	904,608
Onyx Pharmaceuticals Inc.(a)	8,618	214,071
OSI Pharmaceuticals Inc.(a)	10,651	351,483
Osiris Therapeutics Inc.(a)(b)	656	12,274
Pain Therapeutics Inc.(a)(b)	6,528	51,180
Par Pharmaceutical Companies Inc.(a)	6,654	167,148
Penwest Pharmaceuticals Co.(a)(b)	4,218	42,517
Perrigo Co.	14,603	257,889
PetMed Express Inc.(a)	3,474	41,167
Pfizer Inc.	1,376,232	34,763,620
Pharmion Corp.(a)	4,587	120,592
POZEN Inc.(a)	4,679	69,015
Progenics Pharmaceuticals Inc.(a)	4,131	97,822
Renovis Inc.(a)	4,053	14,186
Rigel Pharmaceuticals Inc.(a)	4,529	49,185
Salix Pharmaceuticals Ltd.(a)	8,568	107,957
Santarus Inc.(a)	9,309	65,535
Schering-Plough Corp.	278,154	7,095,709
Sciele Pharma Inc.(a)	5,418	128,298
Sepracor Inc.(a)	20,474	954,703
Somaxon Pharmaceuticals Inc.(a)	887	10,821
Synta Pharmaceuticals Corp.	940	7,586
Tanox Inc.(a)	4,449	83,463
Tiens Biotech Group (USA) Inc.(a)	655	2,961
Trimeris Inc.(a)	3,306	22,745
Trubion Pharmaceuticals Inc.(a)	869	17,111
United Therapeutics Inc.(a)	4,065	218,616
USANA Health Sciences Inc.(a)	1,786	83,710
Valeant Pharmaceuticals International	17,400	300,846
VCA Antech Inc.(a)	15,667	568,869
ViroPharma Inc.(a)	12,947	185,789
Watson Pharmaceuticals Inc.(a)	19,067	503,941
Wyeth	252,755	12,645,333
XenoPort Inc.(a)	3,685	102,664
Zymogenetics Inc.(a)	6,945	108,064

		153,452,201

PIPELINES – 0.49%
El Paso Corp.	130,616	1,890,014
Equitable Resources Inc.	22,694	1,096,574
Kinder Morgan Inc.	20,019	2,131,023

National Fuel Gas Co.	15,752	681,432
ONEOK Inc.	20,726	932,670
Questar Corp.	16,079	1,434,408
Spectra Energy Corp.	116,024	3,047,951
Williams Companies Inc. (The)	111,735	3,179,978

		14,394,050

REAL ESTATE – 0.17%
Avatar Holdings Inc.(a)(b)	1,078	77,012
California Coastal Communities Inc.(a)	1,914	38,835
CB Richard Ellis Group Inc. Class A(a)	34,776	1,188,644
Consolidated-Tomoka Land Co.	1,077	81,260
Forest City Enterprises Inc. Class A	13,229	875,495
HFF Inc. Class A(a)	3,089	46,335
HouseValues Inc.(a)(b)	2,679	13,556
Jones Lang LaSalle Inc.	6,722	700,970
Meruelo Maddux Properties Inc.(a)	8,557	74,874
Realogy Corp.(a)	40,377	1,195,563
Resource Capital Corp.	1,027	16,576
St. Joe Co. (The)(b)	14,004	732,549
Tarragon Corp.	2,547	26,412

		5,068,081

REAL ESTATE INVESTMENT TRUSTS – 2.45%
Acadia Realty Trust	6,009	156,655
Affordable Residential Communities Inc.(a)	8,496	103,056
Agree Realty Corp.	1,421	48,513
Alexander’s Inc.(a)	381	156,858
Alexandria Real Estate Equities Inc.	5,502	552,236
AMB Property Corp.	18,532	1,089,496
American Campus Communities Inc.	4,252	128,793
American Financial Realty Trust	24,369	245,640
American Home Mortgage Investment Corp.(b)	8,280	223,477
Annaly Capital Management Inc.	47,754	739,232
Anthracite Capital Inc.	10,539	126,468
Anworth Mortgage Asset Corp.	8,389	81,961
Apartment Investment & Management Co. Class A	18,283	1,054,746
Arbor Realty Trust Inc.	2,182	66,420
Archstone-Smith Trust	40,137	2,178,636
Ashford Hospitality Trust Inc.	11,281	134,695
AvalonBay Communities Inc.	14,785	1,922,050
BioMed Realty Trust Inc.	12,235	321,781
Boston Properties Inc.	21,436	2,516,586
Brandywine Realty Trust	17,109	571,612
BRE Properties Inc. Class A	9,677	611,103
Camden Property Trust	10,562	742,614
Capital Lease Funding Inc.	6,161	65,984
Capital Trust Inc. Class A	2,078	94,694
CapitalSource Inc.	18,584	467,016
CBL & Associates Properties Inc.	12,130	543,909
CBRE Realty Finance Inc.	1,902	25,163
Cedar Shopping Centers Inc.	7,965	129,033
Colonial Properties Trust	8,447	385,774
Corporate Office Properties Trust	6,813	311,218
Cousins Properties Inc.	7,200	236,592
Crescent Real Estate Equities Co.	14,783	296,547
Crystal River Capital Inc.	1,393	37,388
DCT Industrial Trust Inc.	31,623	374,100
Deerfield Triarc Capital Corp.	9,786	146,692
Developers Diversified Realty Corp.	22,621	1,422,861
DiamondRock Hospitality Co.	16,207	307,933
Digital Realty Trust Inc.	5,901	235,450

Douglas Emmett Inc.	13,261	338,553
Duke Realty Corp.	25,366	1,102,660
EastGroup Properties Inc.	4,455	227,339
Education Realty Trust Inc.	4,885	72,200
Entertainment Properties Trust	4,972	299,563
Equity Inns Inc.	10,329	169,189
Equity Lifestyle Properties Inc.	3,661	197,731
Equity One Inc.	7,238	191,807
Equity Residential	54,685	2,637,458
Essex Property Trust Inc.	4,522	585,509
Extra Space Storage Inc.	10,669	202,071
Federal Realty Investment Trust	10,542	955,316
FelCor Lodging Trust Inc.	11,474	297,980
Fieldstone Investment Corp.	8,993	27,609
First Industrial Realty Trust Inc.	8,400	380,520
First Potomac Realty Trust	4,475	127,851
Franklin Street Properties Corp.	11,018	211,325
General Growth Properties Inc.	32,281	2,084,384
Getty Realty Corp.	3,286	94,440
Glimcher Realty Trust	6,810	184,006
GMH Communities Trust	7,284	72,767
Gramercy Capital Corp.	3,535	108,454
Health Care Property Investors Inc.	37,222	1,341,109
Health Care REIT Inc.	13,381	587,426
Healthcare Realty Trust Inc.	8,957	334,096
Hersha Hospitality Trust	7,366	86,771
Highland Hospitality Corp.	11,066	196,975
Highwoods Properties Inc.	10,213	403,311
Home Properties Inc.	6,449	340,572
HomeBanc Corp.	10,476	36,561
Hospitality Properties Trust	17,545	821,106
Host Hotels & Resorts Inc.	96,239	2,532,048
HRPT Properties Trust	39,577	486,797
Impac Mortgage Holdings Inc.	14,059	70,295
Inland Real Estate Corp.	12,756	233,945
Innkeepers USA Trust	8,390	136,589
Investors Real Estate Trust	8,574	90,799
iStar Financial Inc.	23,752	1,112,306
JER Investors Trust Inc.	4,773	90,782
Kilroy Realty Corp.	5,999	442,426
Kimco Realty Corp.	41,524	2,023,880
Kite Realty Group Trust	5,221	104,159
KKR Financial Corp.	15,020	411,999
LaSalle Hotel Properties	7,499	347,654
Lexington Realty Trust	12,870	271,943
Liberty Property Trust	16,738	815,475
Longview Fibre Co.	12,420	305,905
LTC Properties Inc.	4,300	111,413
Luminent Mortgage Capital Inc.	8,780	78,493
Macerich Co. (The)	13,510	1,247,784
Mack-Cali Realty Corp.	12,692	604,520
Maguire Properties Inc.	7,117	253,081
Medical Properties Trust Inc.	9,024	132,563
MFA Mortgage Investments Inc.	14,650	112,805
Mid-America Apartment Communities Inc.	4,701	264,478
National Health Investors Inc.	4,330	135,702
National Retail Properties Inc.	10,880	263,187
Nationwide Health Properties Inc.	16,626	519,729
New Plan Excel Realty Trust Inc.	19,627	648,280
Newcastle Investment Corp.	8,988	249,237
NorthStar Realty Finance Corp.	10,881	165,500
NovaStar Financial Inc.(b)	6,920	34,600
Omega Healthcare Investors Inc.	10,956	187,895

Parkway Properties Inc.(b)	2,810	146,823
Pennsylvania Real Estate Investment Trust	6,925	306,985
Post Properties Inc.	8,107	370,733
ProLogis	45,994	2,986,390
PS Business Parks Inc.	2,995	211,207
Public Storage Inc.	22,824	2,160,748
Quadra Realty Trust Inc.(a)	3,131	40,828
RAIT Financial Trust	11,602	324,160
Ramco-Gershenson Properties Trust	3,205	114,451
Realty Income Corp.	18,784	529,709
Redwood Trust Inc.	3,804	198,493
Regency Centers Corp.	12,921	1,079,550
Republic Property Trust	4,829	55,485
Saul Centers Inc.	2,037	115,905
Senior Housing Properties Trust	13,892	332,019
Simon Property Group Inc.	41,459	4,612,314
SL Green Realty Corp.	11,091	1,521,463
Sovran Self Storage Inc.	3,733	206,846
Spirit Finance Corp.	20,306	302,559
Strategic Hotels & Resorts Inc.	13,727	313,936
Sun Communities Inc.	3,366	104,413
Sunstone Hotel Investors Inc.	10,855	295,907
Tanger Factory Outlet Centers Inc.	5,829	235,433
Taubman Centers Inc.	9,958	577,464
Thornburg Mortgage Inc.	21,009	546,234
UDR Inc.	25,261	773,492
Universal Health Realty Income Trust	2,165	77,399
Urstadt Biddle Properties Inc. Class A	3,962	77,497
U-Store-It Trust	8,882	178,706
Ventas Inc.	19,503	821,661
Vornado Realty Trust	24,557	2,930,632
Washington Real Estate Investment Trust	8,406	314,553
Weingarten Realty Investors	15,142	720,154
Winston Hotels Inc.	5,459	82,049
Winthrop Realty Trust Inc.	7,224	47,751

		71,769,859

RETAIL – 6.05%
Abercrombie & Fitch Co. Class A	16,526	1,250,688
AC Moore Arts & Crafts Inc.(a)	2,865	61,139
Advance Auto Parts Inc.	20,302	782,642
Aeropostale Inc.(a)	10,180	409,541
AFC Enterprises Inc.(a)	4,772	95,679
American Eagle Outfitters Inc.	32,147	964,089
America’s Car-Mart Inc.(a)(b)	1,656	22,124
AnnTaylor Stores Corp.(a)	13,644	529,114
Applebee’s International Inc.	13,928	345,136
Asbury Automotive Group Inc.	2,240	63,280
AutoNation Inc.(a)	29,501	626,601
AutoZone Inc.(a)	9,529	1,221,046
Barnes & Noble Inc.	9,768	385,348
Bebe Stores Inc.	4,341	75,447
Bed Bath & Beyond Inc.(a)	53,002	2,129,090
Best Buy Co. Inc.	75,217	3,664,572
Big 5 Sporting Goods Corp.	4,198	108,812
Big Lots Inc.(a)	21,252	664,763
BJ’s Restaurants Inc.(a)(b)	2,911	61,509
BJ’s Wholesale Club Inc.(a)	12,674	428,761
Blockbuster Inc. Class A(a)(b)	35,952	231,531
Bob Evans Farms Inc.	6,722	248,378
Bon-Ton Stores Inc. (The)	1,258	70,750
Books-A-Million Inc.	2,648	37,708
Borders Group Inc.	11,243	229,582

Brinker International Inc.	23,966	783,688
Brown Shoe Co. Inc.	5,287	222,054
Buckle Inc. (The)	2,750	98,175
Buffalo Wild Wings Inc.(a)	1,366	87,014
Build-A-Bear Workshop Inc.(a)(b)	2,734	75,103
Burger King Holdings Inc.	4,671	100,894
Cabela’s Inc. Class A(a)	6,059	150,324
Cache Inc.(a)	2,235	39,671
California Pizza Kitchen Inc.(a)	3,635	119,555
CarMax Inc.(a)	39,612	972,078
Carrols Restaurant Group Inc.(a)	1,877	27,235
Casey’s General Store Inc.	9,476	236,995
Cash America International Inc.	5,493	225,213
Casual Male Retail Group Inc.(a)	6,877	81,355
Cato Corp. Class A	5,640	131,920
CBRL Group Inc.	4,944	228,907
CEC Entertainment Inc.(a)	6,298	261,619
Charlotte Russe Holding Inc.(a)	3,125	90,219
Charming Shoppes Inc.(a)	22,942	297,099
Cheesecake Factory Inc. (The)(a)	14,810	394,687
Chico’s FAS Inc.(a)	33,763	824,830
Children’s Place Retail Stores Inc. (The)(a)	4,268	237,984
Chipotle Mexican Grill Inc. Class B(a)	4,581	262,949
Christopher & Banks Corp.(b)	6,800	132,396
Circuit City Stores Inc.	33,317	617,364
Citi Trends Inc.(a)	1,205	51,502
CKE Restaurants Inc.	12,672	238,994
Claire’s Stores Inc.	17,524	562,871
Coldwater Creek Inc.(a)	11,072	224,540
Conn’s Inc.(a)(b)	1,435	35,516
Copart Inc.(a)	13,267	371,609
Cosi Inc.(a)	6,343	35,394
Cost Plus Inc.(a)(b)	4,099	40,990
Costco Wholesale Corp.	88,449	4,762,094
CSK Auto Corp.(a)	8,310	142,932
CVS/Caremark Corp.	293,118	10,007,065
Darden Restaurants Inc.	27,898	1,149,119
Deb Shops Inc.	885	23,966
dELiA*s Inc.(a)	4,469	41,025
Denny’s Corp.(a)	16,974	83,173
Dick’s Sporting Goods Inc.(a)	7,178	418,190
Dillard’s Inc. Class A	11,794	386,018
Dollar General Corp.	59,271	1,253,582
Dollar Tree Stores Inc.(a)	19,805	757,343
Domino’s Pizza Inc.	7,161	232,518
Dress Barn Inc.(a)	8,486	176,594
DSW Inc. Class A(a)(b)	3,079	129,965
EZCORP Inc.(a)	6,513	95,936
Family Dollar Stores Inc.	29,248	866,326
Federated Department Stores Inc.	103,333	4,655,152
Finish Line Inc. (The) Class A	7,844	98,834
First Cash Financial Services Inc.(a)	5,115	113,962
Foot Locker Inc.	29,159	686,694
Fred’s Inc.	7,316	107,545
GameStop Corp. Class A(a)	24,574	800,375
Gap Inc. (The)	95,934	1,651,024
Genesco Inc.(a)	4,406	182,981
Group 1 Automotive Inc.	4,678	186,044
Guitar Center Inc.(a)	5,442	245,543
Haverty Furniture Companies Inc.	4,169	58,366
Hibbett Sports Inc.(a)	6,080	173,827
Home Depot Inc.	397,724	14,612,380
Hot Topic Inc.(a)	8,087	89,766

IHOP Corp.	3,413	200,172
Insight Enterprises Inc.(a)	8,951	160,939
J. Crew Group Inc.(a)	4,039	162,247
Jack in the Box Inc.(a)	6,656	460,129
Jo-Ann Stores Inc.(a)	4,405	120,036
Jos. A. Bank Clothiers Inc.(a)	3,355	118,599
Kenneth Cole Productions Inc. Class A	1,648	42,304
Kohl’s Corp.(a)	61,452	4,707,838
Krispy Kreme Doughnuts Inc.(a)(b)	10,094	102,858
Landry’s Restaurants Inc.	2,989	88,474
Limited Brands Inc.	64,061	1,669,430
Lithia Motors Inc. Class A	2,906	79,653
Longs Drug Stores Corp.	5,956	307,568
Lowe’s Companies Inc.	291,348	9,174,549
Luby’s Inc.(a)	3,998	39,060
MarineMax Inc.(a)	3,007	69,702
McCormick & Schmick’s Seafood Restaurants Inc.(a)	2,185	58,580
McDonald’s Corp.	230,489	10,383,529
Men’s Wearhouse Inc. (The)	8,928	420,062
Morton’s Restaurant Group Inc.(a)	1,890	33,623
Movado Group Inc.	3,307	97,391
MSC Industrial Direct Co. Inc. Class A	7,109	331,848
New York & Co. Inc.(a)	3,994	63,065
99 Cents Only Stores(a)	8,687	127,960
Nordstrom Inc.	44,311	2,345,824
Nu Skin Enterprises Inc. Class A	10,900	180,068
O’Charley’s Inc.(a)	4,258	82,137
Office Depot Inc.(a)	54,071	1,900,055
OfficeMax Inc.	14,028	739,837
O’Reilly Automotive Inc.(a)	21,202	701,786
OSI Restaurant Partners Inc.	12,432	491,064
P.F. Chang’s China Bistro Inc.(a)(b)	5,013	209,944
Pacific Sunwear of California Inc.(a)	13,682	284,996
Panera Bread Co. Class A(a)	5,643	333,276
Pantry Inc. (The)(a)	4,193	189,607
Papa John’s International Inc.(a)	4,610	135,534
Payless ShoeSource Inc.(a)	12,477	414,236
Penney (J.C.) Co. Inc.	44,041	3,618,409
Pep Boys - Manny, Moe & Jack Inc.	10,280	196,245
PetSmart Inc.	26,369	869,122
Pier 1 Imports Inc.	16,099	111,244
PriceSmart Inc.(a)	1,459	22,410
RadioShack Corp.	25,503	689,346
Rare Hospitality International Inc.(a)	6,272	188,724
Red Robin Gourmet Burgers Inc.(a)(b)	3,146	122,128
Regis Corp.	8,565	345,769
Restoration Hardware Inc.(a)	5,488	36,001
Retail Ventures Inc.(a)(b)	3,964	83,442
Rite Aid Corp.(a)	99,609	574,744
Ross Stores Inc.	27,057	930,761
Ruby Tuesday Inc.	11,086	317,060
Rush Enterprises Inc. Class A(a)	4,058	77,954
Ruth’s Chris Steak House Inc.(a)	3,270	66,577
Saks Inc.	25,659	534,734
Sally Beauty Co. Inc.(a)	14,444	132,740
School Specialty Inc.(a)	4,010	144,801
Sears Holdings Corp.(a)	16,013	2,884,902
Select Comfort Corp.(a)(b)	10,180	181,204
Shoe Carnival Inc.(a)	1,523	50,716
Smart & Final Inc.(a)	2,600	56,602
Sonic Automotive Inc.	5,576	158,916
Sonic Corp.(a)	13,099	291,846

Stage Stores Inc.	8,122	189,324
Staples Inc.	136,684	3,531,915
Starbucks Corp.(a)	144,060	4,517,722
Steak n Shake Co. (The)(a)	5,155	86,449
Stein Mart Inc.	4,853	79,201
Susser Holdings Corp.(a)	1,419	24,620
Syms Corp.(a)	1,236	23,051
Systemax Inc.(b)	1,835	34,370
Talbots Inc. (The)	4,166	98,401
Target Corp.	163,046	9,662,106
Texas Roadhouse Inc. Class A(a)	9,664	137,712
Tiffany & Co.	25,439	1,156,966
Tim Hortons Inc.	35,910	1,092,382
TJX Companies Inc.	86,003	2,318,641
Tractor Supply Co.(a)	6,778	349,067
Triarc Companies Inc. Class B	11,971	205,781
Tuesday Morning Corp.	5,549	82,347
Tween Brands Inc.(a)	6,226	222,393
Under Armour Inc. Class A(a)	3,913	200,737
United Auto Group Inc.	10,313	209,354
Urban Outfitters Inc.(a)	21,588	572,298
Walgreen Co.	189,675	8,704,186
Wal-Mart Stores Inc.	461,776	21,680,383
Wendy’s International Inc.	21,873	684,625
West Marine Inc.(a)(b)	2,674	48,694
Wet Seal Inc. Class A(a)	14,477	94,824
Williams-Sonoma Inc.	18,020	638,989
World Fuel Services Corp.	5,172	239,257
Yum! Brands Inc.	51,058	2,949,110
Zale Corp.(a)	8,974	236,734
Zumiez Inc.(a)	2,687	107,802

		177,050,231

SAVINGS & LOANS – 0.56%
Abington Community Bancorp Inc.	1,306	25,937
Anchor BanCorp Wisconsin Inc.	3,592	101,833
Astoria Financial Corp.	17,219	457,853
BankAtlantic Bancorp Inc. Class A	8,673	95,056
BankFinancial Corp.	4,470	72,727
BankUnited Financial Corp. Class A	5,758	122,127
Berkshire Hills Bancorp Inc.	1,560	52,494
BFC Financial Corp. Class A(a)	2,972	13,077
Brookline Bancorp Inc.	11,355	143,868
Capitol Federal Financial	4,088	154,567
Citizens First Bancorp Inc.	1,532	34,899
Clifton Savings Bancorp Inc.	2,404	28,704
Dime Community Bancshares Inc.	4,545	60,130
Downey Financial Corp.	3,965	255,901
First Financial Holdings Inc.	2,203	76,224
First Niagara Financial Group Inc.	20,846	289,968
First Place Financial Corp.	3,347	71,793
FirstFed Financial Corp.(a)	3,101	176,230
Flagstar Bancorp Inc.	7,534	90,031
Flushing Financial Corp.	3,498	56,773
Franklin Bank Corp.(a)	4,307	76,966
Home Federal Bancorp Inc.	1,190	18,481
Hudson City Bancorp Inc.	108,889	1,489,602
Investors Bancorp Inc.(a)	9,820	141,801
Kearny Financial Corp.	4,061	58,397
KNBT Bancorp Inc.	5,394	79,508
MAF Bancorp Inc.	6,342	262,178
NASB Financial Inc.	727	25,314
New York Community Bancorp Inc.(b)	55,336	973,360

NewAlliance Bancshares Inc.	21,481	348,207
Northwest Bancorp Inc.	3,461	93,758
OceanFirst Financial Corp.	1,578	27,378
Oritani Financial Corp.(a)	2,285	34,275
Partners Trust Financial Group Inc.	8,262	94,435
PennFed Financial Services Inc.	1,709	37,034
People’s Bank	10,963	486,757
PFF Bancorp Inc.	4,641	140,762
Provident Financial Services Inc.	12,184	212,611
Provident New York Bancorp	7,819	110,639
Rockville Financial Inc.	1,581	23,762
Roma Financial Corp.(a)	1,913	29,652
Sovereign Bancorp Inc.	73,607	1,872,562
TierOne Corp.	3,378	91,341
United Community Financial Corp.	4,995	55,195
ViewPoint Financial Group	2,200	38,170
Washington Federal Inc.	16,332	383,149
Washington Mutual Inc.	165,658	6,689,270
Wauwatosa Holdings Inc.(a)	1,959	34,243
Westfield Financial Inc.	2,321	24,881
Willow Financial Bancorp Inc.	2,895	37,346
WSFS Financial Corp.	1,142	73,636

		16,444,862

SEMICONDUCTORS – 2.53%
Actel Corp.(a)	4,799	79,279
Advanced Analogic Technologies Inc.(a)	6,830	44,941
Advanced Micro Devices Inc.(a)	102,987	1,345,010
Agere Systems Inc.(a)	31,770	718,637
Altera Corp.(a)	67,357	1,346,466
AMIS Holdings Inc.(a)	7,993	87,523
Amkor Technology Inc.(a)	19,326	241,188
ANADIGICS Inc.(a)	9,111	107,692
Analog Devices Inc.	64,221	2,214,982
Applied Materials Inc.	259,008	4,745,027
Applied Micro Circuits Corp.(a)	55,841	203,820
Asyst Technologies Inc.(a)	8,979	63,122
Atmel Corp.(a)	80,154	403,175
ATMI Inc.(a)	6,615	202,221
Axcelis Technologies Inc.(a)	18,592	142,043
Bookham Inc.(a)(b)	12,852	29,174
Broadcom Corp. Class A(a)	85,488	2,741,600
Brooks Automation Inc.(a)	14,092	241,678
Cabot Microelectronics Corp.(a)	4,589	153,777
Cirrus Logic Inc.(a)	16,156	123,755
Cohu Inc.	4,174	78,471
Conexant Systems Inc.(a)	90,995	150,142
Credence Systems Corp.(a)	18,425	60,987
Cree Inc.(a)(b)	14,515	238,917
Cypress Semiconductor Corp.(a)	28,379	526,430
Diodes Inc.(a)	3,628	126,436
DSP Group Inc.(a)	5,599	106,381
EMCORE Corp.(a)(b)	7,548	37,740
Emulex Corp.(a)	15,802	289,019
Entegris Inc.(a)	25,891	277,034
Exar Corp.(a)	5,740	75,998
Fairchild Semiconductor International Inc. Class A(a)	22,763	380,597
FormFactor Inc.(a)	8,576	383,776
Genesis Microchip Inc.(a)	6,517	60,543
Hittite Microwave Corp.(a)	2,466	99,059
Ikanos Communications Inc.(a)	3,747	29,114
Integrated Device Technology Inc.(a)	37,608	579,915

Intel Corp.	1,092,482	20,899,181
International Rectifier Corp.(a)	13,480	515,071
Intersil Corp. Class A	26,554	703,415
IPG Photonics Corp.(a)	1,944	37,325
IXYS Corp.(a)	5,008	51,232
KLA-Tencor Corp.	37,368	1,992,462
Kopin Corp.(a)	12,630	42,689
Kulicke & Soffa Industries Inc.(a)	10,490	97,033
Lam Research Corp.(a)	26,406	1,250,060
Lattice Semiconductor Corp.(a)	21,081	123,324
Linear Technology Corp.	56,992	1,800,377
LSI Logic Corp.(a)	74,353	776,245
LTX Corp.(a)	11,374	69,609
Mattson Technology Inc.(a)	9,713	88,388
Maxim Integrated Products Inc.	60,190	1,769,586
MEMC Electronic Materials Inc.(a)	27,546	1,668,737
Micrel Inc.(a)	12,966	142,885
Microchip Technology Inc.	40,297	1,431,752
Micron Technology Inc.(a)	136,441	1,648,207
Microsemi Corp.(a)	13,939	290,071
Microtune Inc.(a)	9,783	40,306
Mindspeed Technologies Inc.(a)	20,353	44,166
MIPS Technologies Inc. Class A(a)	7,984	71,297
MKS Instruments Inc.(a)	6,900	176,088
Monolithic Power Systems Inc.(a)	4,064	52,426
MoSys Inc.(a)	4,173	35,053
National Semiconductor Corp.	59,874	1,445,358
NetLogic Microsystems Inc.(a)	2,921	77,757
Nextest Systems Corp.(a)	1,160	16,240
Novellus Systems Inc.(a)	23,969	767,487
NVIDIA Corp.(a)	66,135	1,903,365
OmniVision Technologies Inc.(a)(b)	9,833	127,436
ON Semiconductor Corp.(a)	25,804	230,172
Pericom Semiconductor Corp.(a)	4,872	47,648
Photronics Inc.(a)	7,659	119,097
PLX Technology Inc.(a)	4,671	45,496
PMC-Sierra Inc.(a)	38,882	272,563
QLogic Corp.(a)	30,278	514,726
Rambus Inc.(a)	16,498	350,583
Rudolph Technologies Inc.(a)	4,468	77,922
Semitool Inc.(a)	4,085	53,105
Semtech Corp.(a)	13,352	179,985
Silicon Image Inc.(a)	16,010	130,642
Silicon Laboratories Inc.(a)	9,372	280,410
SiRF Technology Holdings Inc.(a)	9,646	267,773
Skyworks Solutions Inc.(a)	30,321	174,346
Spansion Inc. Class A(a)	16,407	200,001
Staktek Holdings Inc.(a)	2,188	7,111
Standard Microsystems Corp.(a)	4,116	125,703
Supertex Inc.(a)	2,198	72,996
Techwell Inc.(a)	992	12,370
Teradyne Inc.(a)	37,252	616,148
Tessera Technologies Inc.(a)	8,644	343,513
Texas Instruments Inc.	270,706	8,148,251
Transmeta Corp.(a)	36,076	20,563
TranSwitch Corp.(a)	23,433	37,258
TriQuint Semiconductor Inc.(a)	25,721	128,605
Ultratech Inc.(a)	4,385	59,680
Varian Semiconductor Equipment Associates Inc.(a)	10,791	576,024
Veeco Instruments Inc.(a)	5,593	109,064
Virage Logic Corp.(a)	2,858	20,778
Volterra Semiconductor Corp.(a)	3,466	45,266

Xilinx Inc.	64,466	1,658,710
Zoran Corp.(a)	9,067	154,320

		73,971,126

SOFTWARE – 3.82%
Activision Inc.(a)	52,069	986,187
Actuate Corp.(a)	10,432	54,455
Acxiom Corp.	14,547	311,160
Adobe Systems Inc.(a)	112,376	4,686,079
Advent Software Inc.(a)	3,780	131,809
Allscripts Healthcare Solutions Inc.(a)	9,016	241,719
Altiris Inc.(a)	4,307	141,743
American Reprographics Co.(a)	4,839	148,993
ANSYS Inc.(a)	6,229	316,246
Aspen Technology Inc.(a)	16,235	211,055
Autodesk Inc.(a)	43,376	1,630,938
Automatic Data Processing Inc.	108,178	5,235,815
Avid Technology Inc.(a)	7,916	276,110
BEA Systems Inc.(a)	73,123	847,496
Blackbaud Inc.	8,241	201,245
Blackboard Inc.(a)	5,243	176,322
BMC Software Inc.(a)	39,997	1,231,508
Borland Software Corp.(a)	14,319	75,461
Bottomline Technologies Inc.(a)	3,746	40,831
CA Inc.	77,625	2,011,264
Cerner Corp.(a)	12,090	658,301
Citrix Systems Inc.(a)	34,296	1,098,501
CommVault Systems Inc.(a)	2,413	39,091
Computer Programs & Systems Inc.	1,676	44,950
Compuware Corp.(a)	61,051	579,374
Concur Technologies Inc.(a)	5,882	102,700
Convera Corp. Class A(a)(b)	5,147	16,162
CSG Systems International Inc.(a)	8,956	224,079
Dendrite International Inc.(a)	6,910	108,211
Digi International Inc.(a)	4,735	60,135
DivX Inc.(a)(b)	1,714	34,349
Double-Take Software Inc.(a)	1,537	20,765
Dun & Bradstreet Corp.	11,794	1,075,613
Eclipsys Corp.(a)	8,365	161,194
eFunds Corp.(a)	8,752	233,328
Electronic Arts Inc.(a)	57,040	2,872,534
Emageon Inc.(a)	3,811	41,921
Epicor Software Corp.(a)	10,839	150,770
EPIQ Systems Inc.(a)	2,763	56,310
Fair Isaac Corp.	10,898	421,535
FalconStor Software Inc.(a)	6,869	71,575
Fidelity National Information Services Inc.	35,523	1,614,876
First Data Corp.	143,713	3,865,880
Fiserv Inc.(a)	33,019	1,751,988
Global Payments Inc.	12,600	429,156
Guidance Software Inc.	609	7,332
Hyperion Solutions Corp.(a)	11,175	579,200
IMS Health Inc.	37,607	1,115,424
Infocrossing Inc.(a)	3,095	46,023
Informatica Corp.(a)	16,230	217,969
infoUSA Inc.	6,224	59,875
Innerworkings Inc.(a)	1,986	23,435
InPhonic Inc.(a)(b)	4,377	47,709
Inter-Tel Inc.	3,829	90,518
Intuit Inc.(a)	65,443	1,790,520
INVESTools Inc.(a)	12,068	167,745
JDA Software Group Inc.(a)	5,426	81,553
Keane Inc.(a)	7,940	107,825

Lawson Software Inc.(a)	23,534	190,390
ManTech International Corp. Class A(a)	3,357	112,157
MapInfo Corp.(a)	3,975	80,017
MasterCard Inc. Class A	11,566	1,228,772
Microsoft Corp.	1,666,951	46,457,924
MicroStrategy Inc. Class A(a)	1,801	227,628
Midway Games Inc.(a)(b)	6,554	40,963
MoneyGram International Inc.	15,933	442,300
NAVTEQ Corp.(a)(b)	17,880	616,860
Neoware Inc.(a)	3,634	36,594
Novell Inc.(a)	63,343	457,336
Nuance Communications Inc.(a)(b)	23,639	361,913
Omnicell Inc.(a)	5,291	110,688
Omniture Inc.(a)	2,591	47,234
OPNET Technologies Inc.(a)	2,337	31,573
Oracle Corp.(a)	746,349	13,531,307
Packeteer Inc.(a)	6,399	79,476
Parametric Technology Corp.(a)	20,801	397,091
Paychex Inc.	63,071	2,388,499
PDF Solutions Inc.(a)	3,828	43,218
Pegasystems Inc.	2,676	24,753
Phase Forward Inc.(a)	6,277	82,417
Progress Software Corp.(a)	7,611	237,463
QAD Inc.	2,816	25,626
Quality Systems Inc.	3,106	124,240
Quest Software Inc.(a)	12,663	206,027
Red Hat Inc.(a)	34,590	793,149
Renaissance Learning Inc.	1,443	19,004
Salesforce.com Inc.(a)	15,928	682,037
Schawk Inc.	2,849	51,595
SEI Investments Co.	11,820	711,919
Smith Micro Software Inc.(a)	4,398	81,935
SPSS Inc.(a)	3,563	128,624
Sybase Inc.(a)	16,821	425,235
Synchronoss Technologies Inc.(a)	1,492	25,961
SYNNEX Corp.(a)	2,274	48,300
Take-Two Interactive Software Inc.(a)(b)	13,484	271,568
Taleo Corp. Class A(a)	2,562	42,478
THQ Inc.(a)	11,978	409,528
Total System Services Inc.	7,107	226,358
Transaction Systems Architects Inc. Class A(a)	7,060	228,673
Trident Microsystems Inc.(a)	10,787	216,387
Ultimate Software Group Inc.(a)	4,593	120,291
VA Software Corp.(a)	12,670	51,060
VeriFone Holdings Inc.(a)	8,815	323,775
Wind River Systems Inc.(a)	13,947	138,633
Witness Systems Inc.(a)	6,210	167,360

		111,771,198

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	6,656	178,248

		178,248

TELECOMMUNICATIONS – 6.06%
Acme Packet Inc.(a)	2,547	37,645
Adaptec Inc.(a)	21,068	81,533
ADC Telecommunications Inc.(a)	21,964	367,677
ADTRAN Inc.	12,090	294,392
Aeroflex Inc.(a)	13,917	183,009
Alaska Communications Systems Group Inc.	7,747	114,268
Alltel Corp.	67,622	4,192,564
American Tower Corp. Class A(a)	78,776	3,068,325
Anaren Inc.(a)	3,116	54,873

Andrew Corp.(a)	29,962	317,298
Anixter International Inc.(a)	5,853	385,947
Arris Group Inc.(a)	20,104	283,064
AT&T Inc.	1,180,404	46,543,330
Atheros Communications Inc.(a)	10,194	243,942
Atlantic Tele-Network Inc.	1,283	33,525
Avanex Corp.(a)	30,344	54,316
Avaya Inc.(a)	86,958	1,026,974
Black Box Corp.	3,274	119,632
CalAmp Corp.(a)	4,282	36,954
Carrier Access Corp.(a)	3,787	19,352
Cbeyond Inc.(a)	3,004	88,107
C-COR Inc.(a)	8,795	121,899
Centennial Communications Corp.(a)	4,215	34,689
CenturyTel Inc.	21,892	989,299
Ciena Corp.(a)	15,581	435,489
Cincinnati Bell Inc.(a)	46,581	218,931
Cisco Systems Inc.(a)	1,146,551	29,271,447
Citizens Communications Co.	64,153	959,087
CommScope Inc.(a)	10,845	465,251
Comtech Telecommunications Corp.(a)	4,210	163,053
Consolidated Communications Holdings Inc.	3,811	75,801
Corning Inc.(a)	292,316	6,647,266
CPI International Inc.(a)	1,322	25,409
Crown Castle International Corp.(a)	38,720	1,244,074
CT Communications Inc.	3,545	85,435
Ditech Networks Inc.(a)	5,917	48,046
Dobson Communications Corp. Class A(a)(b)	27,951	240,099
Embarq Corp.	27,983	1,576,842
EMS Technologies Inc.(a)	2,802	53,995
Eschelon Telecom Inc.(a)	1,674	48,379
Extreme Networks Inc.(a)	21,980	92,975
FairPoint Communications Inc.	5,054	97,087
FiberTower Corp.(a)(b)	21,911	113,718
Finisar Corp.(a)	41,955	146,843
Foundry Networks Inc.(a)	27,237	369,606
General Communication Inc. Class A(a)	9,870	138,180
Globalstar Inc.(a)	3,605	38,213
Golden Telecom Inc.	4,061	224,898
Harmonic Inc.(a)	14,498	142,370
Harris Corp.	25,202	1,284,042
Harris Stratex Networks Inc.(a)	4,428	84,973
Hypercom Corp.(a)	9,898	58,992
I.D. Systems Inc.(a)	2,056	24,734
IDT Corp. Class B	8,612	97,746
InterDigital Communications Corp.(a)	9,666	306,122
Iowa Telecommunications Services Inc.	5,773	115,460
iPCS Inc.(a)	3,133	153,486
Ixia(a)	7,889	73,368
JDS Uniphase Corp.(a)	38,294	583,218
Juniper Networks Inc.(a)	106,147	2,088,973
Leap Wireless International Inc.(a)	9,109	601,012
Level 3 Communications Inc.(a)	282,076	1,720,664
Lightbridge Inc.(a)	5,009	88,008
Loral Space & Communications Inc.(a)	2,103	107,001
MasTec Inc.(a)	7,367	81,111
Motorola Inc.	463,766	8,194,745
MRV Communications Inc.(a)(b)	22,978	81,572
NETGEAR Inc.(a)	6,155	175,602
NeuStar Inc. Class A(a)	11,636	330,928
Newport Corp.(a)	7,542	123,463
NII Holdings Inc. Class B(a)	27,458	2,036,834
North Pittsburgh Systems Inc.	2,778	60,477

Novatel Wireless Inc.(a)	5,469	87,723
NTELOS Holdings Corp.(a)	2,789	53,605
Oplink Communications Inc.(a)	2,985	53,640
Opnext Inc.(a)	3,649	53,969
Optical Communication Products Inc.(a)	3,657	4,900
Optium Corp.(a)	1,149	22,302
ORBCOMM Inc.(a)	1,733	22,096
PAETEC Holding Corp.(a)	11,667	122,270
ParkerVision Inc.(a)(b)	3,484	46,024
Plantronics Inc.	8,906	210,360
Polycom Inc.(a)	16,455	548,445
Powerwave Technologies Inc.(a)	24,189	137,635
Premiere Global Services Inc.(a)	13,349	149,776
QUALCOMM Inc.	314,771	13,428,131
Qwest Communications International Inc.(a)	296,756	2,667,836
Radyne Corp.(a)	3,352	30,570
RCN Corp.(a)	5,420	138,481
RF Micro Devices Inc.(a)	35,969	224,087
SafeNet Inc.(a)	4,886	138,274
SAVVIS Inc.(a)	6,117	292,882
SBA Communications Corp.(a)	19,371	572,413
Shenandoah Telecommunications Co.	1,421	66,915
Sirenza Microdevices Inc.(a)	5,162	44,496
Sonus Networks Inc.(a)	47,284	381,582
Sprint Nextel Corp.	544,294	10,319,814
SureWest Communications	2,720	67,646
Switch & Data Facilities Co. Inc.(a)	2,376	43,053
Sycamore Networks Inc.(a)	33,994	127,138
Symmetricom Inc.(a)	8,479	70,376
Syniverse Holdings Inc.(a)	4,338	45,723
Tekelec(a)	10,650	158,792
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone & Data Systems Inc.	20,488	1,221,495
Tellabs Inc.(a)	84,065	832,244
3Com Corp.(a)	73,264	286,462
Time Warner Telecom Inc. Class A(a)	26,666	553,853
United States Cellular Corp.(a)	2,964	217,706
USA Mobility Inc.(b)	5,030	100,248
UTStarcom Inc.(a)(b)	22,802	189,029
Verizon Communications Inc.	547,878	20,775,534
Viasat Inc.(a)	4,339	143,057
Virgin Media Inc.	54,559	1,377,615
Vonage Holdings Corp.(a)(b)	5,756	19,858
Windstream Corp.	83,404	1,225,205
Wireless Facilities Inc.(a)	10,548	13,712
Zhone Technologies Inc.(a)	20,469	25,382

		177,399,994

TEXTILES – 0.07%
Cintas Corp.	25,047	904,197
G&K Services Inc. Class A	3,976	144,249
Mohawk Industries Inc.(a)	10,003	820,746
UniFirst Corp.	1,844	70,754

		1,939,946

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	29,904	855,852
JAKKS Pacific Inc.(a)	5,059	120,910
LeapFrog Enterprises Inc.(a)	6,291	67,314
Marvel Entertainment Inc.(a)	8,835	245,171
Mattel Inc.	73,211	2,018,427
RC2 Corp.(a)	3,923	158,450
Topps Co. Inc. (The)	6,365	61,868

		3,527,992

TRANSPORTATION – 1.52%
ABX Air Inc.(a)	10,728	73,487
Alexander & Baldwin Inc.	8,319	419,610
American Commercial Lines Inc.(a)	11,486	361,235
Arkansas Best Corp.(b)	4,708	167,369
Atlas Air Worldwide Holdings Inc.(a)	3,918	206,596
Bristow Group Inc.(a)	4,430	161,474
Burlington Northern Santa Fe Corp.	68,441	5,504,710
C.H. Robinson Worldwide Inc.	32,672	1,560,088
Celadon Group Inc.(a)	4,235	70,725
Con-way Inc.	8,957	446,417
CSX Corp.	83,200	3,332,160
Dynamex Inc.(a)	2,057	52,330
EGL Inc.(a)	5,916	234,451
Expeditors International Washington Inc.	40,057	1,655,155
FedEx Corp.	57,264	6,151,872
Florida East Coast Industries Inc.	6,644	416,512
Forward Air Corp.	5,937	195,209
Genesee & Wyoming Inc. Class A(a)	6,821	181,507
GulfMark Offshore Inc.(a)	3,250	141,863
Heartland Express Inc.	11,192	177,729
Horizon Lines Inc. Class A	2,667	87,531
Hub Group Inc. Class A(a)	7,517	217,918
Hunt (J.B.) Transport Services Inc.	19,271	505,671
Kansas City Southern Industries Inc.(a)	14,108	501,963
Kirby Corp.(a)	9,888	345,882
Knight Transportation Inc.(b)	10,822	192,848
Laidlaw International Inc.	15,452	534,639
Landstar System Inc.	11,041	506,119
Marten Transport Ltd.(a)	2,824	44,845
Norfolk Southern Corp.	77,845	3,938,957
Old Dominion Freight Line Inc.(a)	5,331	153,586
Overseas Shipholding Group Inc.	5,531	346,241
P.A.M. Transportation Services Inc.(a)	937	19,321
Pacer International Inc.	6,951	187,260
Patriot Transportation Holding Inc.(a)	296	26,525
PHI Inc.(a)	2,578	69,761
Quality Distribution Inc.(a)	1,547	13,382
Ryder System Inc.	11,451	564,992
Saia Inc.(a)	2,724	64,695
SIRVA Inc.(a)	9,155	32,683
Swift Transportation Co. Inc.(a)	10,024	312,348
U.S. Xpress Enterprises Inc. Class A(a)	1,656	28,583
Union Pacific Corp.	50,483	5,126,549
United Parcel Service Inc. Class B	120,979	8,480,628
Universal Truckload Services Inc.(a)	1,146	27,745
USA Truck Inc.(a)	1,569	24,382
Werner Enterprises Inc.	9,720	176,612
YRC Worldwide Inc.(a)	10,842	436,065

		44,478,230

TRUCKING & LEASING – 0.02%
AMERCO(a)	1,930	135,081
GATX Corp.	8,440	403,432
Greenbrier Companies Inc. (The)	2,550	68,085
Interpool Inc.	2,194	53,577
TAL International Group Inc.	2,955	70,920

		731,095

WATER – 0.04%
American States Water Co.	3,206	118,205

Aqua America Inc.	24,335	546,321
California Water Service Group	3,546	135,883
PICO Holdings Inc.(a)	2,300	98,233
SJW Corp.	2,786	112,777
Southwest Water Co.(b)	4,192	60,449

		1,071,868

TOTAL COMMON STOCKS (Cost: $2,709,486,303)		2,925,044,034

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 0.90%

CERTIFICATES OF DEPOSIT(d) – 0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$257,264	257,264
Deutsche Bank AG
5.35%, 08/08/07	321,581	321,581

		578,845

COMMERCIAL PAPER(d) – 0.16%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	122,343	122,096
BNP Paribas Finance Inc.
5.12%, 06/06/07	45,021	44,605
Bryant Park Funding LLC
5.28%, 04/23/07(e)	192,948	192,354
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	96,474	96,231
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	192,948	192,523
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	536,143	533,695
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	310,573	310,504
Five Finance Inc.
5.22%, 04/20/07(e)	59,171	59,016
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	225,106	222,274
Giro Funding Corp.
5.29%, 04/23/07(e)	128,632	128,235
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	250,833	248,867
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	64,316	63,400
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	192,948	192,295
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	96,474	96,162
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	162,524	160,508
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	290,189	288,787
Nationwide Building Society
5.21%, 04/13/07(e)	122,201	122,006
Nestle Capital Corp.
5.19%, 08/09/07	77,179	75,744

Park Granada LLC
5.50%, 04/02/07(e)	271,189	271,188
Park Sienna LLC
5.50%, 04/02/07(e)	25,726	25,726
Sedna Finance Inc.
5.22%, 04/17/07(e)	73,320	73,161
Simba Funding Corp.
5.20%, 07/23/07(e)	128,632	126,551
Societe Generale
5.18%, 05/16/07	321,581	319,545
Tulip Funding Corp.
5.30%, 04/26/07(e)	173,834	173,219
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	209,583	209,583
Westpac Banking Corp.
5.20%, 07/12/07(e)	115,769	114,080
Zela Finance Inc.
5.20%, 07/16/07(e)	77,179	76,009

		4,538,364

MEDIUM-TERM NOTES(d) – 0.01%
Bank of America N.A.
5.28%, 04/20/07	32,158	32,158
Cullinan Finance Corp.
5.71%, 06/28/07(e)	96,474	96,474
K2 USA LLC
5.39%, 06/04/07(e)	96,474	96,474
Sigma Finance Inc.
5.51%, 06/18/07(e)	105,478	105,478

		330,584

MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	4,378,486	4,378,486

		4,378,486

REPURCHASE AGREEMENTS(d) – 0.20%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $257,382 (collateralized by non-U.S. Government debt securities, value $265,273, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$257,264	257,264
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $378,352 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $404,130, 3.75% to 8.50%, 5/15/08 to 6/12/46).	378,179	378,179
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $244,511 (collateralized by U.S. Government obligations, value $249,563, 5.50%, 12/1/34).	244,401	244,401
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $193,036 (collateralized by non-U.S. Government debt securities, value $199,196, 1.00% to 10.00%, 10/17/18 to 11/25/52).	192,948	192,948

BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $321,728 (collateralized by non-U.S. Government debt securities, value $351,294, 4.50% to 7.84%, 12/1/07 to 7/15/21).	321,581	321,581
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $12,869 (collateralized by non-U.S. Government debt securities, value $13,511, 4.50% to 7.84%, 12/1/07 to 7/15/21).	12,863	12,863
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $836,492 (collateralized by non-U.S. Government debt securities, value $890,217, 0.00% to 6.01%, 5/27/33 to 3/15/37).	836,109	836,109
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $141,560 (collateralized by non-U.S. Government debt securities, value $150,653, 0.00% to 6.01%, 5/27/33 to 3/15/37).	141,495	141,495
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $77,215 (collateralized by non-U.S. Government debt securities, value $82,175, 0.00% to 6.01%, 5/27/33 to 3/15/37).	77,179	77,179
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $450,419 (collateralized by non-U.S. Government debt securities, value $473,242, 4.70% to 6.25%, 11/25/35 to 10/17/48).	450,213	450,213
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $257,382 (collateralized by non-U.S. Government debt securities, value $270,424, 0.00% to 8.85%, 8/15/09 to 10/15/49).	257,264	257,264
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $305,136 (collateralized by non-U.S. Government debt securities, value $316,734, 0.00% to 5.68%, 4/17/07 to 1/25/47).	304,996	304,996
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $128,692 (collateralized by non-U.S. Government debt securities, value $142,193, 5.65% to 9.49%, 1/1/17 to 6/1/48).	128,632	128,632
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $64,345 (collateralized by non-U.S. Government debt securities, value $67,611, 3.73% to 5.33%, 12/1/35 to 6/1/46).	64,316	64,316
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $32,173 (collateralized by non-U.S. Government debt securities, value $33,805, 4.70% to 8.75%, 6/1/10 to 3/15/32).	32,158	32,158
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $900,844 (collateralized by non-U.S. Government debt securities, value $1,145,449, 1.13% to 10.07%, 1/15/09 to 10/12/49).	900,426	900,426
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $128,691 (collateralized by non-U.S. Government debt securities, value $132,642, 3.60% to 10.13%, 7/15/07 to 7/1/26).	128,632	128,632

Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $128,691 (collateralized by non-U.S. Government debt securities, value $133,845, 0.00% to 10.00%, 4/1/07 to 3/31/37).	128,632	128,632
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $643,455 (collateralized by non-U.S. Government debt securities, value $676,586, 4.22% to 8.32%, 1/17/14 to 12/20/54).	643,161	643,161
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $95,277 (collateralized by non-U.S. Government debt securities, value $122,541, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	90,043	90,043
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $347,466 (collateralized by non-U.S. Government debt securities, value $365,072, 0.06% to 8.32%, 5/15/09 to 3/15/49).	347,307	347,307

		5,937,799

TIME DEPOSITS(d) – 0.05%
Bank of Montreal
5.25%, 04/02/07	260,613	260,613
Credit Suisse First Boston NY
5.32%, 04/03/07	643,161	643,161
Danske Bank
5.46%, 04/02/07	385,897	385,897
Deutsche Bank AG
5.25%, 04/02/07	225,173	225,173

		1,514,844

VARIABLE & FLOATING RATE NOTES(d) – 0.31%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	329,298	329,328
American Express Centurion Bank
5.41%, 07/19/07	141,495	141,544
American Express Credit Corp.
5.42%, 03/05/08	38,590	38,607
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	236	236
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	96,474	96,474
ASIF Global Financing
5.40%, 05/03/07(e)	12,863	12,864
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	83,611	83,611
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	186,517	186,522
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	328,012	328,015
BMW US Capital LLC
5.32%, 04/15/08(e)	128,632	128,632
BNP Paribas
5.33%, 11/19/07(e)	237,970	237,970
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	123,487	123,477
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	83,611	83,611
CC USA Inc.
5.35%, 07/30/07(e)	64,316	64,319

Commodore CDO Ltd.
5.42%, 12/12/07(e)	27,649	27,649
Credit Agricole SA
5.33%, 11/23/07	128,632	128,632
Cullinan Finance Corp.
5.36%, 04/25/07(e)	32,158	32,158
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	5,931	5,931
DEPFA Bank PLC
5.39%, 12/14/07(e)	128,632	128,632
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	147,927	147,929
Fifth Third Bancorp
5.32%, 02/22/08(e)	257,264	257,264
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	83,611	83,607
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	135,064	135,073
Granite Master Issuer PLC
5.29%, 08/20/07(e)	450,213	450,213
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	295,854	294,667
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	192,948	192,957
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	128,632	128,632
Holmes Financing PLC
5.29%, 07/16/07(e)	225,106	225,106
JP Morgan Securities Inc.
5.52%, 11/16/07	257,264	257,264
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	353,739	353,738
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	96,474	96,473
Kestrel Funding LLC
5.30%, 07/11/07(e)	51,453	51,451
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	77,179	77,179
Leafs LLC
5.32%, 01/22/08(e)	124,388	124,388
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	141,495	141,494
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	45,350	45,350
Marshall & Ilsley Bank
5.32%, 02/15/08	70,748	70,748
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	232,790	232,790
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	141,495	141,495
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	192,948	192,948
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	12,863	12,863
Mound Financing PLC
5.29%, 05/08/07(e)	120,914	120,914
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	205,812	205,809
National City Bank of Indiana
5.34%, 05/21/07	64,316	64,317
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	424,486	424,524

Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	128,954	128,939
Northern Rock PLC
5.38%, 02/01/08(e)	154,359	154,361
Pricoa Global Funding I
5.31%, 02/27/08(e)	173,653	173,653
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	186,517	186,516
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	128,632	128,632
Strips III LLC
5.37%, 07/24/07(e)	25,345	25,345
SunTrust Bank
5.29%, 05/01/07	128,632	128,633
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	313,863	313,855
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	83,611	83,611
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	139,894	139,894
Wachovia Bank N.A.
5.48%, 05/22/07	325,439	325,440
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	96,474	96,493
Wells Fargo & Co.
5.33%, 11/15/07(e)	64,316	64,318
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	96,474	96,474
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	385,897	385,869
Wind Master Trust
5.31%, 07/25/07(e)	51,453	51,453

		9,190,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,469,813)		26,469,813

TOTAL INVESTMENTS IN SECURITIES – 100.78% (Cost: $2,735,956,116)		2,951,513,847
Other Assets, Less Liabilities – (0.78)%		(22,861,370)

NET ASSETS – 100.00%		$2,928,652,477

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.12%

ADVERTISING – 0.47%
Catalina Marketing Corp.	873	$27,569
Clear Channel Outdoor Holdings Inc. Class A(a)	1,183	31,125
Gaiam Inc.(a)	544	8,563
Getty Images Inc.(a)	1,739	84,568
Harte-Hanks Inc.	1,871	51,621
Interpublic Group of Companies Inc.(a)	15,978	196,689
inVentiv Health Inc.(a)	974	37,294
Lamar Advertising Co.	2,848	179,339
Marchex Inc. Class B	773	11,842
Omnicom Group Inc.	5,793	593,087
ValueVision Media Inc. Class A(a)	964	11,915

		1,233,612

AEROSPACE & DEFENSE – 2.69%
AAR Corp.(a)	1,055	29,076
AeroVironment Inc.(a)	147	3,360
Alliant Techsystems Inc.(a)	418	36,751
Argon ST Inc.(a)	429	11,351
BE Aerospace Inc.(a)	2,590	82,103
Boeing Co. (The)	27,197	2,418,085
Curtiss-Wright Corp.	85	3,276
DRS Technologies Inc.	399	20,816
Esterline Technologies Corp.(a)	318	13,060
GenCorp Inc.(a)	1,851	25,618
Goodrich Corp.	3,950	203,346
HEICO Corp.	689	25,142
Herley Industries Inc.(a)	80	1,250
Innovative Solutions & Support Inc.(a)	209	5,292
K&F Industries Holdings Inc.(a)	251	6,759
L-3 Communications Holdings Inc.	288	25,191
Lockheed Martin Corp.	12,475	1,210,324
MTC Technologies Inc.(a)	236	4,963
Northrop Grumman Corp.	839	62,271
Orbital Sciences Corp.(a)	922	17,278
Raytheon Co.	7,276	381,699
Rockwell Collins Inc.	5,807	388,663
Spirit AeroSystems Holdings Inc. Class A(a)	1,517	48,316
Teledyne Technologies Inc.(a)	969	36,279
TransDigm Group Inc.(a)	238	8,658
Triumph Group Inc.	115	6,364
United Industrial Corp.	317	17,498
United Technologies Corp.	31,462	2,045,030

		7,137,819

AGRICULTURE – 1.55%
Alico Inc.	127	7,281
Altria Group Inc.	32,173	2,825,111
Andersons Inc.	553	24,553

Delta & Pine Land Co.	870	35,844
Maui Land & Pineapple Co. Inc.(a)	53	1,916
Monsanto Co.	18,438	1,013,352
Tejon Ranch Co.(a)	364	17,217
UST Inc.	3,089	179,100
Vector Group Ltd.(b)	796	14,893

		4,119,267

AIRLINES – 0.29%
AirTran Holdings Inc.(a)	3,037	31,190
Alaska Air Group Inc.(a)	660	25,146
Allegiant Travel Co.(a)	84	2,646
AMR Corp.(a)	6,228	189,643
Continental Airlines Inc. Class B(a)	2,934	106,768
ExpressJet Holdings Inc.(a)	216	1,261
Frontier Airlines Holdings Inc.(a)	198	1,190
JetBlue Airways Corp.(a)	4,640	53,406
SkyWest Inc.	839	22,510
Southwest Airlines Co.	15,885	233,509
US Airways Group Inc.(a)	2,205	100,283

		767,552

APPAREL – 0.76%
Carter’s Inc.(a)	1,624	41,152
Cherokee Inc.	192	8,268
Coach Inc.(a)	13,100	655,655
Crocs Inc.(a)	333	15,734
Deckers Outdoor Corp.(a)	203	14,417
Guess? Inc.	1,402	56,767
Gymboree Corp.(a)	1,116	44,718
Hanesbrands Inc.(a)	1,670	49,081
Heelys Inc.(a)	110	3,227
Iconix Brand Group Inc.(a)	1,632	33,293
K-Swiss Inc. Class A	452	12,213
Maidenform Brands Inc.(a)	400	9,228
Nike Inc. Class B	6,562	697,278
Oxford Industries Inc.	30	1,483
Phillips-Van Heusen Corp.	924	54,331
Polo Ralph Lauren Corp.	2,100	185,115
Quiksilver Inc.(a)	840	9,744
Skechers U.S.A. Inc. Class A(a)	342	11,481
Steven Madden Ltd.	697	20,352
Timberland Co. Class A(a)	870	22,646
True Religion Apparel Inc.(a)(b)	442	7,178
Volcom Inc.(a)	440	15,118
Warnaco Group Inc. (The)(a)	672	19,085
Wolverine World Wide Inc.	920	26,284

		2,013,848

AUTO MANUFACTURERS – 0.19%
A.S.V. Inc.(a)(b)	699	10,667
Oshkosh Truck Corp.	2,543	134,779
PACCAR Inc.	5,003	367,220

		512,666

AUTO PARTS & EQUIPMENT – 0.23%
Accuride Corp.(a)	385	5,621
BorgWarner Inc.	142	10,710
Fuel Systems Solutions Inc.(a)	373	6,908
Goodyear Tire & Rubber Co. (The)(a)	6,117	190,789
Johnson Controls Inc.	3,769	356,623
Keystone Automotive Industries Inc.(a)	542	18,265
Miller Industries Inc.(a)	321	7,001

Noble International Ltd.	272	4,564
Tenneco Inc.(a)	274	6,976

		607,457

BANKS – 1.47%
Arrow Financial Corp.	31	694
Bancorp Inc. (The)(a)	51	1,326
Bank of Hawaii Corp.	1,102	58,439
Bank of New York Co. Inc. (The)	1,529	62,001
Bank of the Ozarks Inc.(b)	394	11,316
Camden National Corp.	25	1,085
Capital Corp of the West	133	3,531
Capitol Bancorp Ltd.	24	884
Cardinal Financial Corp.	596	5,948
Cascade Bancorp	896	23,242
Cass Information Systems Inc.	197	6,651
Cathay General Bancorp	129	4,383
Center Financial Corp.	266	5,259
City Bank	137	4,399
Coastal Financial Corp.	367	5,736
CoBiz Inc.	493	9,816
Columbia Bancorp	105	2,521
Commerce Bancorp Inc.	6,303	210,394
Community Bancorp(a)	201	6,181
Cullen/Frost Bankers Inc.	800	41,864
CVB Financial Corp.	1,408	16,755
East West Bancorp Inc.	1,873	68,870
Enterprise Financial Services Corp.	282	7,896
First Busey Corp. Class A	368	7,886
First Community Bancorp	107	6,050
First Indiana Corp.	33	721
First Regional Bancorp(a)	205	6,088
First Republic Bank	230	12,351
First South Bancorp Inc.(b)	271	8,317
First State Bancorp	33	744
Fremont General Corp.	1,150	7,969
Frontier Financial Corp.	330	8,234
Glacier Bancorp Inc.	205	4,928
Hancock Holding Co.	403	17,724
Heritage Commerce Corp.	209	5,327
Home Bancshares Inc.	81	1,786
International Bancshares Corp.	181	5,370
Intervest Bancshares Corp.(a)	38	1,091
Investors Financial Services Corp.	2,287	132,989
Lakeland Financial Corp.	84	1,907
Macatawa Bank Corp.	49	902
MB Financial Inc.	82	2,953
Mellon Financial Corp.	12,630	544,858
Mercantile Bank Corp.	65	2,111
MetroCorp Bancshares Inc.	15	318
Midwest Banc Holdings Inc.	80	1,417
Nara Bancorp Inc.	398	6,969
Northern Trust Corp.	6,984	420,018
Old Second Bancorp Inc.	44	1,206
Pacific Capital Bancorp	140	4,497
Pinnacle Financial Partners Inc.(a)	341	10,404
Placer Sierra Bancshares	189	5,114
Preferred Bank	191	7,489
PremierWest Bancorp	38	513
PrivateBancorp Inc.	594	21,717
Seacoast Banking Corp. of Florida	305	6,914
Sierra Bancorp	202	5,668
Signature Bank(a)	979	31,857

Smithtown Bancorp Inc.	287	7,459
Southside Bancshares Inc.	38	871
State Street Corp.	10,574	684,666
Suffolk Bancorp	345	11,137
Superior Bancorp(a)	985	10,638
SVB Financial Group(a)(b)	1,188	57,725
SY Bancorp Inc.	91	2,262
Synovus Financial Corp.	4,153	134,308
TCF Financial Corp.	1,675	44,153
Texas Capital Bancshares Inc.(a)	779	15,969
Tompkins Trustco Inc.	14	586
TriCo Bancshares	117	2,769
TrustCo Bank Corp. NY(b)	2,508	24,027
UCBH Holdings Inc.	2,444	45,507
United Community Banks Inc.	125	4,099
United Security Bancshares(b)	248	4,729
USB Holding Co. Inc.	169	3,835
Vineyard National Bancorp	305	7,027
Virginia Commerce Bancorp Inc.(a)	519	11,236
Wachovia Corp.	5,245	288,737
Webster Financial Corp.	100	4,801
Wells Fargo & Co.	17,238	593,504
West Bancorporation	506	7,636
Westamerica Bancorp	448	21,580
Western Alliance Bancorp(a)	440	13,658
Wilshire Bancorp Inc.	509	8,348
Wintrust Financial Corp.	328	14,632
Yardville National Bancorp	40	1,452

		3,890,949

BEVERAGES – 2.64%
Anheuser-Busch Companies Inc.	16,781	846,769
Boston Beer Co. Inc. Class A(a)	212	7,070
Brown-Forman Corp. Class B	2,141	140,364
Coca-Cola Bottling Co. Consolidated	154	8,721
Coca-Cola Co. (The)	45,885	2,202,480
Constellation Brands Inc. Class A(a)	1,189	25,183
Green Mountain Coffee Roasters Inc.(a)	158	9,962
Hansen Natural Corp.(a)	2,037	77,162
Jones Soda Co.(a)	974	19,694
National Beverage Corp.(a)	272	4,771
Peet’s Coffee & Tea Inc.(a)	463	12,788
Pepsi Bottling Group Inc.	2,375	75,739
PepsiCo Inc.	56,204	3,572,326

		7,003,029

BIOTECHNOLOGY – 2.47%
Advanced Magnetics Inc.(a)	330	19,889
ADVENTRX Pharmaceuticals Inc.(a)(b)	1,511	3,777
Affymax Inc.(a)	123	3,961
Affymetrix Inc.(a)	2,256	67,838
Alexion Pharmaceuticals Inc.(a)	1,195	51,672
American Oriental Bioengineering Inc.(a)	1,495	14,038
Amgen Inc.(a)	40,111	2,241,403
Arena Pharmaceuticals Inc.(a)	1,450	15,747
ARIAD Pharmaceuticals Inc.(a)	1,208	5,424
Biocryst Pharmaceuticals Inc.(a)	771	6,453
Biogen Idec Inc.(a)	5,793	257,093
Celgene Corp.(a)	12,713	666,924
Cell Genesys Inc.(a)	2,957	12,419
Charles River Laboratories International Inc.(a)	723	33,446
Coley Pharmaceutical Group Inc.(a)(b)	599	5,738
Cytokinetics Inc.(a)	1,433	9,974

deCODE genetics Inc.(a)(b)	1,540	5,621
Digene Corp.(a)	587	24,895
Diversa Corp.(a)(b)	1,020	7,966
Encysive Pharmaceuticals Inc.(a)	1,981	5,369
Enzo Biochem Inc.(a)	1,246	18,790
Enzon Pharmaceuticals Inc.(a)	1,467	11,956
Exelixis Inc.(a)	3,384	33,637
Genentech Inc.(a)	15,857	1,302,177
Genitope Corp.(a)(b)	654	2,714
Genomic Health Inc.(a)	418	7,248
Genzyme Corp.(a)	8,851	531,237
Geron Corp.(a)	1,065	7,455
GTx Inc.(a)	421	8,588
Hana Biosciences Inc.(a)	959	1,832
Human Genome Sciences Inc.(a)	4,399	46,717
Illumina Inc.(a)	1,821	53,355
Incyte Corp.(a)	1,517	9,997
Integra LifeSciences Holdings Corp.(a)	634	28,898
InterMune Inc.(a)(b)	868	21,405
Invitrogen Corp.(a)	639	40,672
Keryx Biopharmaceuticals Inc.(a)	1,441	15,159
Lexicon Genetics Inc.(a)	2,160	7,841
LifeCell Corp.(a)	1,123	28,041
Martek Biosciences Corp.(a)	700	14,434
MedImmune Inc.(a)	8,475	308,405
Metabasis Therapeutics Inc.(a)	688	5,057
Millennium Pharmaceuticals Inc.(a)	5,664	64,343
Millipore Corp.(a)	1,835	132,982
Molecular Insight Pharmaceuticals Inc.	145	1,723
Momenta Pharmaceuticals Inc.(a)	1,015	13,154
Monogram Biosciences Inc.(a)	4,358	8,455
Myriad Genetics Inc.(a)	1,474	50,794
Nektar Therapeutics(a)	2,997	39,141
Northfield Laboratories Inc.(a)(b)	286	1,032
Novavax Inc.(a)	2,057	5,328
Panacos Pharmaceuticals Inc.(a)	1,683	7,792
PDL BioPharma Inc.(a)	3,831	83,133
Peregrine Pharmaceuticals Inc.(a)	5,865	5,748
Regeneron Pharmaceuticals Inc.(a)	1,763	38,116
Replidyne Inc.(a)	138	767
Sangamo BioSciences Inc.(a)	965	6,562
SuperGen Inc.(a)	1,654	9,759
Telik Inc.(a)(b)	1,749	9,497
Vertex Pharmaceuticals Inc.(a)	4,306	120,740

		6,564,328

BUILDING MATERIALS – 0.47%
AAON Inc.	315	8,231
American Standard Companies Inc.	6,071	321,884
Apogee Enterprises Inc.	736	14,749
Builders FirstSource Inc.(a)	502	8,067
Comfort Systems USA Inc.	457	5,475
Drew Industries Inc.(a)	618	17,724
Eagle Materials Inc.	1,682	75,068
Florida Rock Industries Inc.	1,606	108,068
Genlyte Group Inc. (The)(a)	830	58,556
Goodman Global Inc.(a)	512	9,021
Interline Brands Inc.(a)	908	19,903
Martin Marietta Materials Inc.	1,575	212,940
Masco Corp.	8,224	225,338
NCI Building Systems Inc.(a)	685	32,702
PGT Inc.(a)	170	2,040
Simpson Manufacturing Co. Inc.(b)	1,116	34,417

Texas Industries Inc.	137	10,348
Trex Co. Inc.(a)(b)	395	8,504
U.S. Concrete Inc.(a)	907	7,093
Universal Forest Products Inc.	53	2,626
USG Corp.(a)	1,305	60,917

		1,243,671

CHEMICALS – 1.18%
Air Products & Chemicals Inc.	872	64,493
Airgas Inc.	2,120	89,358
American Vanguard Corp.(b)	592	10,117
Arch Chemicals Inc.	65	2,029
Balchem Corp.	573	10,131
Cabot Corp.	872	41,621
Celanese Corp. Class A	1,369	42,220
Du Pont (E.I.) de Nemours and Co.	25,121	1,241,731
Ecolab Inc.	6,145	264,235
Georgia Gulf Corp.	123	1,994
Grace (W.R.) & Co.(a)	1,090	28,798
Hercules Inc.(a)	2,062	40,291
Huntsman Corp.	2,138	40,814
Innophos Holdings Inc.	128	2,213
International Flavors & Fragrances Inc.	2,065	97,509
Kronos Worldwide Inc.	85	2,755
MacDermid Inc.	926	32,290
NewMarket Corp.	577	23,467
NL Industries Inc.	169	1,842
Olin Corp.	230	3,896
OMNOVA Solutions Inc.(a)	668	3,647
Pioneer Companies Inc.(a)	355	9,812
PPG Industries Inc.	704	49,498
Praxair Inc.	10,964	690,293
Rohm & Haas Co.	802	41,479
Sherwin-Williams Co. (The)	2,376	156,911
Sigma-Aldrich Corp.	1,924	79,884
Symyx Technologies Inc.(a)	1,130	20,024
UAP Holding Corp.	1,027	26,548
Valhi Inc.	243	3,208
Zoltek Companies Inc.(a)(b)	553	19,316

		3,142,424

COAL – 0.35%
Alpha Natural Resources Inc.(a)	1,731	27,056
Arch Coal Inc.	4,928	151,240
CONSOL Energy Inc.	6,260	244,954
Foundation Coal Holdings Inc.	1,524	52,334
International Coal Group Inc.(a)	3,177	16,679
James River Coal Co.(a)(b)	558	4,168
Massey Energy Co.	2,741	65,757
Peabody Energy Corp.	8,974	361,114
Westmoreland Coal Co.(a)	225	4,534

		927,836

COMMERCIAL SERVICES – 2.15%
Aaron Rents Inc.	1,467	38,787
Administaff Inc.	766	26,963
Advance America Cash Advance Centers Inc.	2,258	34,751
Advisory Board Co. (The)(a)	622	31,486
Albany Molecular Research Inc.(a)	316	3,113
Alliance Data Systems Corp.(a)	2,779	171,242
AMN Healthcare Services Inc.(a)	1,017	23,005
Apollo Group Inc. Class A(a)	4,774	209,579
Arbitron Inc.	776	36,433

Avis Budget Group Inc.(a)	477	13,032
Bankrate Inc.(a)(b)	342	12,052
Barrett Business Services Inc.	233	5,371
BearingPoint Inc.(a)	538	4,121
Block (H & R) Inc.	11,195	235,543
Bright Horizons Family Solutions Inc.(a)	930	35,107
Capella Education Co.(a)	112	3,756
Career Education Corp.(a)	3,268	99,674
CBIZ Inc.(a)	893	6,340
CDI Corp.	78	2,256
Cenveo Inc.(a)	1,780	43,254
Chemed Corp.	873	42,742
ChoicePoint Inc.(a)	2,752	103,007
Clayton Holdings Inc.(a)	272	4,172
Coinmach Service Corp. Class A	449	4,764
Coinstar Inc.(a)	63	1,972
Consolidated Graphics Inc.(a)	250	18,512
Convergys Corp.(a)	257	6,530
Corinthian Colleges Inc.(a)	2,884	39,655
Corporate Executive Board Co. (The)	1,379	104,749
Corrections Corp. of America(a)	1,322	69,815
CorVel Corp.(a)	105	3,176
CoStar Group Inc.(a)	562	25,110
CRA International Inc.(a)	348	18,159
Cross Country Healthcare Inc.(a)	144	2,625
DeVry Inc.	2,038	59,815
Diamond Management & Technology Consultants Inc.	976	11,409
Dollar Financial Corp.(a)	414	10,474
DynCorp International Inc.(a)	491	7,409
Equifax Inc.	3,968	144,634
Euronet Worldwide Inc.(a)	1,173	31,507
ExlService Holdings Inc.(a)	145	2,991
First Advantage Corp. Class A(a)	203	4,866
First Consulting Group Inc.(a)	720	6,552
Forrester Research Inc.(a)	345	9,784
FTI Consulting Inc.(a)	742	24,924
Gartner Inc.(a)	1,901	45,529
Geo Group Inc. (The)(a)	868	39,338
Gevity HR Inc.	872	17,213
Global Cash Access Inc.(a)	895	14,938
H&E Equipment Services Inc.(a)	382	8,213
Healthcare Services Group Inc.(b)	913	26,157
HealthSpring Inc.(a)	487	11,469
Heartland Payment Systems Inc.(b)	466	11,016
Heidrick & Struggles International Inc.(a)	509	24,661
Hertz Global Holdings Inc.(a)	2,023	47,945
Hewitt Associates Inc. Class A(a)	370	10,815
Home Solutions of America Inc.(a)(b)	2,018	9,585
Hudson Highland Group Inc.(a)	769	11,989
Huron Consulting Group Inc.(a)	665	40,459
ICT Group Inc.(a)	227	3,972
Integrated Electrical Services Inc.(a)	511	12,637
Iron Mountain Inc.(a)	5,915	154,559
ITT Educational Services Inc.(a)	1,443	117,590
Jackson Hewitt Tax Service Inc.	1,180	37,972
Kelly Services Inc. Class A	250	8,050
Kendle International Inc.(a)	405	14,386
Kenexa Corp.(a)	645	20,079
Kforce Inc.(a)	972	13,384
Korn/Ferry International(a)	1,107	25,395
Labor Ready Inc.(a)	1,827	34,695
Landauer Inc.	168	8,481

Laureate Education Inc.(a)	1,233	72,710
LECG Corp.(a)	652	9,441
Lincoln Educational Services Corp.(a)	150	2,131
Live Nation Inc.(a)	560	12,354
Manpower Inc.	2,578	190,179
McGrath RentCorp	733	23,214
McKesson Corp.	7,206	421,839
Medifast Inc.(a)	387	2,771
Midas Inc.(a)	517	11,152
Monro Muffler Brake Inc.	394	13,829
Monster Worldwide Inc.(a)	4,220	199,901
Moody’s Corp.	8,259	512,554
Morningstar Inc.(a)	470	24,271
MPS Group Inc.(a)	1,274	18,027
Navigant Consulting Inc.(a)	1,319	26,063
Net 1 UEPS Technologies Inc.(a)	1,812	45,083
On Assignment Inc.(a)	1,220	15,140
PAREXEL International Corp.(a)	910	32,733
PeopleSupport Inc.(a)	850	9,732
Pharmaceutical Product Development Inc.	3,380	113,872
PRA International(a)	477	10,284
Pre-Paid Legal Services Inc.(a)(b)	340	17,037
Providence Service Corp. (The)(a)	400	9,488
QC Holdings Inc.	48	638
Quanta Services Inc.(a)	1,655	41,739
Resources Connection Inc.(a)	1,612	51,568
Rewards Network Inc.(a)	666	3,530
Robert Half International Inc.	5,147	190,490
Rollins Inc.	987	22,711
SAIC Inc.(a)	1,425	24,681
Senomyx Inc.(a)	1,000	12,380
ServiceMaster Co. (The)	2,937	45,200
Sotheby’s Holdings Inc. Class A	2,219	98,701
Source Interlink Companies Inc.(a)	187	1,255
Spherion Corp.(a)	1,006	8,873
Standard Parking Corp.(a)	160	5,659
StarTek Inc.	28	274
Strayer Education Inc.	479	59,875
Team Inc.(a)	213	8,126
TeleTech Holdings Inc.(a)	1,091	40,029
TNS Inc.(a)	194	3,121
Universal Technical Institute Inc.(a)	770	17,772
Valassis Communications Inc.(a)	932	16,021
Watson Wyatt Worldwide Inc.	317	15,422
Weight Watchers International Inc.	1,547	71,301
Western Union Co.	25,972	570,085
Wright Express Corp.(a)	1,132	34,334

		5,703,335

COMPUTERS – 5.87%
Affiliated Computer Services Inc. Class A(a)	1,343	79,076
Ansoft Corp.(a)	551	17,434
Apple Inc.(a)	28,929	2,687,793
BISYS Group Inc. (The)(a)	950	10,887
Brocade Communications Systems Inc.(a)	6,020	57,310
CACI International Inc. Class A(a)	845	39,597
Cadence Design Systems Inc.(a)	8,170	172,060
Ceridian Corp.(a)	4,345	151,380
CIBER Inc.(a)	115	905
Cognizant Technology Solutions Corp.(a)	4,759	420,077
COMSYS IT Partners Inc.(a)	551	10,965
Comtech Group Inc.(a)	488	8,530
Dell Inc.(a)	78,474	1,821,382

Diebold Inc.	1,805	86,117
DST Systems Inc.(a)	1,909	143,557
Electronic Data Systems Corp.	9,913	274,392
EMC Corp.(a)	65,946	913,352
FactSet Research Systems Inc.	1,395	87,676
Gateway Inc.(a)	806	1,765
Henry (Jack) & Associates Inc.	2,662	64,021
Hewlett-Packard Co.	57,786	2,319,530
iGATE Corp.(a)	671	5,529
IHS Inc. Class A(a)	693	28,489
Integral Systems Inc.	347	8,387
International Business Machines Corp.	47,932	4,518,070
Intervoice Inc.(a)	1,288	8,552
Isilon Systems Inc.(a)	149	2,409
Komag Inc.(a)	778	25,464
Kronos Inc.(a)	1,071	57,298
Lexmark International Inc. Class A(a)	2,551	149,131
Magma Design Automation Inc.(a)	63	753
Manhattan Associates Inc.(a)	93	2,551
Maxwell Technologies Inc.(a)(b)	480	6,010
Mercury Computer Systems Inc.(a)	194	2,691
MICROS Systems Inc.(a)	1,300	70,187
Mobility Electronics Inc.(a)	937	2,914
MTS Systems Corp.	538	20,896
NCR Corp.(a)	1,279	61,098
Ness Technologies Inc.(a)	344	4,396
NetScout Systems Inc.(a)	704	6,371
Network Appliance Inc.(a)	12,766	466,214
Palm Inc.(a)	161	2,919
Rackable Systems Inc.(a)	927	15,731
Radiant Systems Inc.(a)	871	11,349
RadiSys Corp.(a)	216	3,529
Riverbed Technology Inc.(a)(b)	226	6,247
SanDisk Corp.(a)	7,742	339,100
SI International Inc.(a)	192	5,512
Sigma Designs Inc.(a)	756	19,853
Silicon Storage Technology Inc.(a)	1,119	5,517
SRA International Inc. Class A(a)	1,282	31,230
Stratasys Inc.(a)	339	14,482
Sun Microsystems Inc.(a)	10,181	61,188
Sykes Enterprises Inc.(a)	976	17,802
Synaptics Inc.(a)	836	21,385
Synopsys Inc.(a)	435	11,410
Syntel Inc.	281	9,737
TALX Corp.	1,072	35,515
3D Systems Corp.(a)(b)	437	9,575
Tyler Technologies Inc.(a)(b)	1,310	16,637
Western Digital Corp.(a)	7,384	124,125

		15,578,059

COSMETICS & PERSONAL CARE – 1.26%
Alberto-Culver Co.	557	12,744
Avon Products Inc.	15,340	571,568
Bare Escentuals Inc.(a)	420	15,065
Chattem Inc.(a)	388	22,869
Colgate-Palmolive Co.	15,662	1,046,065
Estee Lauder Companies Inc. (The) Class A	4,270	208,589
Inter Parfums Inc.	104	2,184
Parlux Fragrances Inc.(a)(b)	398	2,221
Physicians Formula Holdings Inc.(a)	131	2,473
Procter & Gamble Co.	23,137	1,461,333

		3,345,111

DISTRIBUTION & WHOLESALE – 0.29%
Beacon Roofing Supply Inc.(a)	1,467	23,736
Brightpoint Inc.(a)	1,680	19,219
CDW Corp.	1,967	120,833
Central European Distribution Corp.(a)	1,052	30,624
Directed Electronics Inc.(a)	315	2,822
Fastenal Co.	4,329	151,731
Grainger (W.W.) Inc.	1,763	136,174
Houston Wire & Cable Co.(a)(b)	147	4,119
LKQ Corp.(a)	1,497	32,724
MWI Veterinary Supply Inc.(a)	171	5,643
NuCO2 Inc.(a)	517	13,039
Pool Corp.(b)	1,771	63,402
ScanSource Inc.(a)	804	21,579
Watsco Inc.	932	47,597
WESCO International Inc.(a)	1,619	101,641

		774,883

DIVERSIFIED FINANCIAL SERVICES – 4.44%
Advanta Corp. Class B	79	3,463
Affiliated Managers Group Inc.(a)	1,048	113,551
American Express Co.	36,807	2,075,915
AmeriCredit Corp.(a)(b)	1,043	23,843
Asset Acceptance Capital Corp.(a)	421	6,513
Asta Funding Inc.(b)	391	16,883
BlackRock Inc.	665	103,946
Calamos Asset Management Inc. Class A	662	14,776
Capital One Financial Corp.	1,753	132,281
CBOT Holdings Inc. Class A(a)	1,799	326,518
Chicago Mercantile Exchange Holdings Inc.	1,179	627,770
Cohen & Steers Inc.	342	14,733
CompuCredit Corp.(a)(b)	544	16,984
Credit Acceptance Corp.(a)	327	8,891
Doral Financial Corp.(a)(b)	749	1,228
E*TRADE Financial Corp.(a)	13,393	284,199
Eaton Vance Corp.	3,999	142,524
Federal Home Loan Mortgage Corp.	11,865	705,849
Federated Investors Inc. Class B	3,063	112,473
First Marblehead Corp. (The)	1,537	68,996
Franklin Resources Inc.	5,795	700,210
GFI Group Inc.(a)	397	26,984
Goldman Sachs Group Inc. (The)	9,817	2,028,487
Greenhill & Co. Inc.(b)	589	36,159
IndyMac Bancorp Inc.(b)	580	18,589
IntercontinentalExchange Inc.(a)	2,308	282,061
International Securities Exchange Holdings Inc.	1,273	62,122
Investment Technology Group Inc.(a)	1,446	56,683
Janus Capital Group Inc.	3,340	69,839
KBW Inc.(a)	101	3,511
Legg Mason Inc.	2,441	229,967
Lehman Brothers Holdings Inc.	2,371	166,136
MarketAxess Holdings Inc.(a)	439	7,349
Marlin Business Services Corp.(a)	120	2,626
Merrill Lynch & Co. Inc.	5,684	464,212
Morgan Stanley	3,968	312,520
Nasdaq Stock Market Inc. (The)(a)	3,162	92,994
National Financial Partners Corp.	1,038	48,693
Nelnet Inc. Class A	565	13,543
NewStar Financial Inc.(a)	330	5,531
Nuveen Investments Inc. Class A	2,652	125,440
NYMEX Holdings Inc.(a)	93	12,626
NYSE Group Inc.(a)(b)	2,702	253,312
optionsXpress Holdings Inc.	694	16,337

Penson Worldwide Inc.(a)	249	7,517
Portfolio Recovery Associates Inc.(a)	534	23,843
Rowe (T.) Price Group Inc.	9,000	424,710
Schwab (Charles) Corp. (The)	35,452	648,417
SLM Corp.	13,947	570,432
Stifel Financial Corp.(a)	309	13,689
TD Ameritrade Holding Corp.(a)	10,674	158,829
Thomas Weisel Partners Group Inc.(a)	227	4,318
TradeStation Group Inc.(a)	857	10,790
United PanAm Financial Corp.(a)	344	4,300
Waddell & Reed Financial Inc. Class A	2,226	51,910
World Acceptance Corp.(a)	566	22,612

		11,778,634

ELECTRIC – 1.24%
AES Corp. (The)(a)	22,460	483,339
Allegheny Energy Inc.(a)	5,581	274,250
Constellation Energy Group Inc.	755	65,647
DPL Inc.	723	22,478
Exelon Corp.	19,235	1,321,637
ITC Holdings Corp.	571	24,719
NRG Energy Inc.(a)	1,297	93,436
Ormat Technologies Inc.	239	10,028
Pike Electric Corp.(a)	522	9,438
TXU Corp.	15,516	994,576

		3,299,548

ELECTRICAL COMPONENTS & EQUIPMENT – 0.69%
Advanced Energy Industries Inc.(a)	973	20,472
American Superconductor Corp.(a)(b)	1,096	14,763
AMETEK Inc.	3,687	127,349
Capstone Turbine Corp.(a)(b)	3,435	3,641
China BAK Battery Inc.(a)	907	2,948
Color Kinetics Inc.(a)	450	8,743
Emerson Electric Co.	26,225	1,130,035
Encore Wire Corp.(b)	780	19,750
Energizer Holdings Inc.(a)	1,570	133,968
Energy Conversion Devices Inc.(a)	1,306	45,632
General Cable Corp.(a)	1,556	83,137
GrafTech International Ltd.(a)	1,515	13,756
Greatbatch Inc.(a)	170	4,335
Hubbell Inc. Class B	574	27,690
Insteel Industries Inc.	466	7,824
Lamson & Sessions Co.(a)	465	12,922
Littelfuse Inc.(a)	370	15,022
Medis Technologies Ltd.(a)(b)	688	11,634
Molex Inc.	4,737	133,583
Power-One Inc.(a)	563	3,220
Superior Essex Inc.(a)	46	1,595
Universal Display Corp.(a)(b)	515	7,771
Vicor Corp.	665	6,663

		1,836,453

ELECTRONICS – 1.12%
Agilent Technologies Inc.(a)	14,407	485,372
American Science & Engineering Inc.(a)(b)	307	16,170
Amphenol Corp. Class A	3,075	198,553
Analogic Corp.	263	16,537
Applera Corp. - Applied Biosystems Group	5,126	151,576
Arrow Electronics Inc.(a)	567	21,404
Avnet Inc.(a)	1,981	71,593
AVX Corp.	767	11,658
Badger Meter Inc.	329	8,735

Benchmark Electronics Inc.(a)	454	9,380
Brady Corp. Class A	957	29,858
Cogent Inc.(a)	1,445	19,435
Coherent Inc.(a)	597	18,949
CTS Corp.	663	9,163
Cymer Inc.(a)	1,229	51,065
Daktronics Inc.	1,297	35,590
Dionex Corp.(a)	670	45,634
Dolby Laboratories Inc. Class A(a)	1,170	40,377
Eagle Test Systems Inc.(a)	148	2,463
Excel Technology Inc.(a)	264	7,215
FEI Co.(a)	798	28,776
FLIR Systems Inc.(a)	2,314	82,540
Gentex Corp.	4,378	71,142
II-VI Inc.(a)	787	26,640
Ionatron Inc.(a)(b)	1,023	4,767
Itron Inc.(a)	847	55,089
Jabil Circuit Inc.	6,289	134,647
L-1 Identity Solutions Inc.(a)	1,511	24,947
Lo-Jack Corp.(a)	628	11,919
Measurement Specialties Inc.(a)	462	10,423
Mettler Toledo International Inc.(a)	1,317	117,964
Multi-Fineline Electronix Inc.(a)(b)	277	4,252
National Instruments Corp.	1,881	49,339
OSI Systems Inc.(a)	192	5,076
OYO Geospace Corp.(a)	131	9,291
Park Electrochemical Corp.	65	1,763
PerkinElmer Inc.	2,196	53,187
Photon Dynamics Inc.(a)	329	4,149
Plexus Corp.(a)	1,530	26,239
RAE Systems Inc.(a)	1,289	3,699
Rofin-Sinar Technologies Inc.(a)	482	28,525
Rogers Corp.(a)	583	25,856
Sanmina-SCI Corp.(a)	7,131	25,814
Solectron Corp.(a)	13,641	42,969
Sonic Solutions Inc.(a)	858	12,098
Taser International Inc.(a)(b)	2,077	16,678
Tektronix Inc.	1,998	56,264
Thermo Fisher Scientific Inc.(a)	6,674	312,009
Thomas & Betts Corp.(a)	2,089	101,985
Trimble Navigation Ltd.(a)	3,946	105,911
TTM Technologies Inc.(a)	1,214	11,582
Varian Inc.(a)	348	20,274
Vishay Intertechnology Inc.(a)	1,182	16,524
Waters Corp.(a)	3,554	206,132
Watts Water Technologies Inc. Class A	200	7,606
X-Rite Inc.	280	3,626

		2,970,429

ENERGY - ALTERNATE SOURCES – 0.09%
Aventine Renewable Energy Holdings Inc.(a)	815	14,849
Covanta Holding Corp.(a)	3,817	84,661
Evergreen Energy Inc.(a)(b)	2,373	15,591
Evergreen Solar Inc.(a)(b)	2,235	21,791
First Solar Inc.(a)	526	27,357
FuelCell Energy Inc.(a)(b)	182	1,431
Headwaters Inc.(a)(b)	797	17,414
MGP Ingredients Inc.	321	6,539
Pacific Ethanol Inc.(a)(b)	987	16,809
Plug Power Inc.(a)	2,422	7,654
SunPower Corp. Class A(a)(b)	451	20,520
Syntroleum Corp.(a)	1,316	4,106
US BioEnergy Corp.(a)	260	2,982

VeraSun Energy Corp.(a)(b)	363	7,213

		248,917

ENGINEERING & CONSTRUCTION – 0.20%
ENGlobal Corp.(a)	541	3,003
Fluor Corp.	2,988	268,083
Granite Construction Inc.	326	18,015
Jacobs Engineering Group Inc.(a)	4,032	188,093
KBR Inc.(a)	417	8,486
Layne Christensen Co.(a)	144	5,244
Perini Corp.(a)	655	24,143
Stanley Inc.(a)	138	2,153
Sterling Construction Co. Inc.(a)	254	4,841
URS Corp.(a)	97	4,131

		526,192

ENTERTAINMENT – 0.37%
Bally Technologies Inc.(a)	1,514	35,700
Century Casinos Inc.(a)	681	5,618
Dover Downs Gaming & Entertainment Inc.	486	6,260
DreamWorks Animation SKG Inc. Class A(a)	854	26,115
International Game Technology Inc.	11,570	467,197
Isle of Capri Casinos Inc.(a)	522	13,374
Macrovision Corp.(a)	1,479	37,049
National CineMedia Inc.(a)	1,277	34,096
Penn National Gaming Inc.(a)	2,421	102,699
Pinnacle Entertainment Inc.(a)	1,275	37,064
Progressive Gaming International Corp.(a)	1,143	5,143
Regal Entertainment Group Class A	2,110	41,926
Scientific Games Corp. Class A(a)	2,214	72,686
Shuffle Master Inc.(a)	1,164	21,243
Vail Resorts Inc.(a)	892	48,462
Warner Music Group Corp.	1,660	28,320

		982,952

ENVIRONMENTAL CONTROL – 0.41%
Allied Waste Industries Inc.(a)	468	5,892
American Ecology Corp.	519	9,970
Basin Water Inc.(a)	202	1,388
Casella Waste Systems Inc. Class A(a)	695	6,783
Clean Harbors Inc.(a)	522	23,605
Darling International Inc.(a)	2,677	17,400
Mine Safety Appliances Co.	634	26,666
Nalco Holding Co.	3,550	84,845
Rentech Inc.(a)	4,626	14,526
Republic Services Inc.	5,792	161,133
Stericycle Inc.(a)	1,483	120,864
Tetra Tech Inc.(a)	1,167	22,243
Waste Connections Inc.(a)	574	17,186
Waste Holdings Inc.	12	330
Waste Management Inc.	16,490	567,421

		1,080,252

FOOD – 1.17%
Arden Group Inc. Class A	42	5,607
Campbell Soup Co.	4,445	173,133
Diamond Foods Inc.	393	6,543
Flowers Foods Inc.	952	28,722
General Mills Inc.	1,340	78,015
Heinz (H.J.) Co.	6,477	305,196
Hershey Co. (The)	5,280	288,605
J&J Snack Foods Corp.	228	9,004
Kellogg Co.	6,205	319,123

Kroger Co.	3,024	85,428
Lance Inc.	398	8,056
McCormick & Co. Inc. NVS	3,615	139,250
Pathmark Stores Inc.(a)	132	1,690
Ralcorp Holdings Inc.(a)	78	5,015
Sara Lee Corp.	13,663	231,178
Sysco Corp.	20,984	709,889
Tootsie Roll Industries Inc.	1,097	32,864
United Natural Foods Inc.(a)	1,411	43,233
Whole Foods Market Inc.	4,787	214,697
Wild Oats Markets Inc.(a)(b)	964	17,545
Wrigley (William Jr.) Co.	7,954	405,097

		3,107,890

FOREST PRODUCTS & PAPER – 0.04%
Deltic Timber Corp.	341	16,354
Domtar Corp.(a)	7,368	68,596
Neenah Paper Inc.	493	19,592
Rayonier Inc.	233	10,019
Wausau Paper Corp.	88	1,264
Xerium Technologies Inc.	341	2,735

		118,560

HAND & MACHINE TOOLS – 0.18%
Baldor Electric Co.	764	28,833
Black & Decker Corp.	2,147	175,238
Franklin Electric Co. Inc.	755	35,107
Lincoln Electric Holdings Inc.	1,419	84,516
Raser Technologies Inc.(a)(b)	680	3,536
Regal-Beloit Corp.	554	25,695
Snap-On Inc.	244	11,736
Stanley Works (The)	1,902	105,295

		469,956

HEALTH CARE - PRODUCTS – 5.94%
Abaxis Inc.(a)	673	16,401
ABIOMED Inc.(a)	1,147	15,668
Accuray Inc.(a)	452	10,052
Advanced Medical Optics Inc.(a)	2,031	75,553
Align Technology Inc.(a)	1,866	29,595
American Medical Systems Holdings Inc.(a)	2,336	49,453
AngioDynamics Inc.(a)	577	9,746
Arrow International Inc.	756	24,313
ArthroCare Corp.(a)(b)	872	31,427
Aspect Medical Systems Inc.(a)	547	8,528
Bard (C.R.) Inc.	3,528	280,511
Bausch & Lomb Inc.	287	14,683
Baxter International Inc.	22,287	1,173,856
Beckman Coulter Inc.	1,943	124,138
Becton, Dickinson & Co.	8,401	645,953
Biomet Inc.	8,364	355,386
Biosite Inc.(a)	501	42,069
Boston Scientific Corp.(a)	41,862	608,673
Bruker BioSciences Corp.(a)	1,726	18,158
Candela Corp.(a)	796	9,090
Cepheid Inc.(a)	1,827	21,705
Cerus Corp.(a)	929	6,271
Conceptus Inc.(a)	765	15,300
Cooper Companies Inc.	746	36,271
Cyberonics Inc.(a)	720	13,522
Cytyc Corp.(a)	3,974	135,951
Dade Behring Holdings Inc.	2,916	127,867
Datascope Corp.	29	1,050

DENTSPLY International Inc.	5,436	178,029
DexCom Inc.(a)(b)	564	4,433
DJO Inc.(a)	756	28,652
Edwards Lifesciences Corp.(a)	1,973	100,031
ev3 Inc.(a)	553	10,894
FoxHollow Technologies Inc.(a)	793	16,566
Gen-Probe Inc.(a)	1,727	81,307
Haemonetics Corp.(a)	892	41,701
Hansen Medical Inc.(a)(b)	171	3,232
Henry Schein Inc.(a)	3,042	167,858
Hillenbrand Industries Inc.	864	51,296
Hologic Inc.(a)	1,781	102,657
ICU Medical Inc.(a)	182	7,134
IDEXX Laboratories Inc.(a)	1,056	92,537
Immucor Inc.(a)	2,267	66,718
IntraLase Corp.(a)	716	17,886
Intuitive Surgical Inc.(a)	1,260	153,178
Inverness Medical Innovations Inc.(a)	63	2,758
IRIS International Inc.(a)	586	8,175
Johnson & Johnson	89,225	5,376,698
Kensey Nash Corp.(a)	127	3,873
Kinetic Concepts Inc.(a)	1,470	74,441
Kyphon Inc.(a)	1,481	66,852
LCA-Vision Inc.	695	28,627
Luminex Corp.(a)	1,069	14,667
Medical Action Industries Inc.(a)	150	3,585
Medtronic Inc.	41,057	2,014,256
Mentor Corp.	1,213	55,798
Merge Technologies Inc.(a)	315	1,534
Meridian Bioscience Inc.	703	19,515
Metabolix Inc.(a)	186	3,093
Natus Medical Inc.(a)	621	11,035
Neurometrix Inc.(a)(b)	419	4,068
Northstar Neuroscience Inc.(a)	288	3,686
NuVasive Inc.(a)	1,105	26,244
NxStage Medical Inc.(a)	403	5,368
Oakley Inc.	279	5,619
OraSure Technologies Inc.(a)	1,535	11,282
Palomar Medical Technologies Inc.(a)	583	23,291
Patterson Companies Inc.(a)	4,760	168,932
PolyMedica Corp.	773	32,721
PSS World Medical Inc.(a)	2,258	47,734
Quidel Corp.(a)	1,008	12,096
ResMed Inc.(a)	2,625	132,221
Respironics Inc.(a)	2,433	102,162
Sirona Dental Systems Inc.	589	20,297
SonoSite Inc.(a)	547	15,458
Spectranetics Corp.(a)	1,025	10,967
St. Jude Medical Inc.(a)	12,354	464,634
Stereotaxis Inc.(a)	785	9,341
Stryker Corp.	10,184	675,403
SurModics Inc.(a)(b)	535	19,260
Symmetry Medical Inc.(a)	1,001	16,346
TECHNE Corp.(a)	1,316	75,144
ThermoGenesis Corp.(a)	1,837	6,687
Thoratec Corp.(a)	1,551	32,416
Varian Medical Systems Inc.(a)	4,499	214,557
Ventana Medical Systems Inc.(a)	963	40,350
Viasys Healthcare Inc.(a)	697	23,691
Visicu Inc.(a)	194	1,513
Vital Images Inc.(a)	576	19,158
Vital Sign Inc.	205	10,656
Volcano Corp.(a)	214	3,854

West Pharmaceutical Services Inc.	1,080	50,144
Wright Medical Group Inc.(a)	1,028	22,914
Xtent Inc.	130	1,460
Young Innovations Inc.	149	4,056
Zimmer Holdings Inc.(a)	8,437	720,604
Zoll Medical Corp.(a)	396	10,553

		15,755,093

HEALTH CARE - SERVICES – 2.47%
Aetna Inc.	8,817	386,096
Air Methods Corp.(a)	309	7,422
Alliance Imaging Inc.(a)	274	2,392
Amedisys Inc.(a)	885	28,701
AMERIGROUP Corp.(a)	320	9,728
AmSurg Corp.(a)	615	15,061
Apria Healthcare Group Inc.(a)	144	4,644
Bio-Reference Laboratories Inc.(a)	348	8,839
Brookdale Senior Living Inc.	651	29,074
Centene Corp.(a)	1,440	30,226
Community Health Systems Inc.(a)	2,005	70,676
Covance Inc.(a)	1,607	95,359
Coventry Health Care Inc.(a)	5,476	306,930
DaVita Inc.(a)	3,549	189,233
Emeritus Corp.(a)	102	3,442
Five Star Quality Care Inc.(a)	1,056	10,856
Gentiva Health Services Inc.(a)	478	9,641
Health Management Associates Inc. Class A	2,072	22,523
Health Net Inc.(a)	3,642	195,976
Healthways Inc.(a)	1,155	53,996
Humana Inc.(a)	5,508	319,574
Hythiam Inc.(a)(b)	882	5,998
Laboratory Corp. of America Holdings(a)	4,247	308,460
LHC Group Inc.(a)	370	11,999
LifePoint Hospitals Inc.(a)	678	25,913
Lincare Holdings Inc.(a)	3,315	121,495
Magellan Health Services Inc.(a)	167	7,014
Manor Care Inc.	2,506	136,226
Matria Healthcare Inc.(a)	666	17,556
MedCath Corp.(a)	99	2,703
Molina Healthcare Inc.(a)	196	5,996
National Healthcare Corp.	183	9,329
NightHawk Radiology Holdings Inc.(a)	211	3,838
Odyssey Healthcare Inc.(a)	896	11,764
Option Care Inc.(b)	72	958
Pediatrix Medical Group Inc.(a)	1,623	92,608
Psychiatric Solutions Inc.(a)	1,770	71,349
Quest Diagnostics Inc.	5,393	268,949
Radiation Therapy Services Inc.(a)	405	12,409
Sierra Health Services Inc.(a)	1,873	77,111
Sun Healthcare Group Inc.(a)	1,113	13,746
Sunrise Senior Living Inc.(a)	1,128	44,579
Symbion Inc.(a)	312	6,118
Tenet Healthcare Corp.(a)	10,725	68,962
Triad Hospitals Inc.(a)	483	25,237
United Surgical Partners International Inc.(a)	1,487	45,814
UnitedHealth Group Inc.	45,817	2,426,926
Universal Health Services Inc. Class B	352	20,156
VistaCare Inc. Class A(a)	164	1,427
Wellcare Health Plans Inc.(a)	1,092	93,093
WellPoint Inc.(a)	9,956	807,432

		6,545,554

HOLDING COMPANIES - DIVERSIFIED – 0.02%
Freedom Acquisition Holding Inc.	839	8,029
Information Services Group Inc.	514	3,834
NTR Acquisition Co.	390	3,553
Walter Industries Inc.	1,721	42,595

		58,011

HOME BUILDERS – 0.31%
AMREP Corp.(b)	43	3,322
Beazer Homes USA Inc.	682	19,798
Brookfield Homes Corp.(b)	155	4,975
Cavco Industries Inc.(a)	81	2,831
Centex Corp.	1,849	77,251
Champion Enterprises Inc.(a)	2,552	22,458
Fleetwood Enterprises Inc.(a)	2,133	16,872
Horton (D.R.) Inc.	5,783	127,226
Hovnanian Enterprises Inc. Class A(a)	461	11,599
KB Home	1,396	59,567
Lennar Corp. Class A	1,840	77,666
M.D.C. Holdings Inc.	508	24,420
M/I Homes Inc.	47	1,248
NVR Inc.(a)	162	107,730
Palm Harbor Homes Inc.(a)	94	1,348
Pulte Homes Inc.	3,529	93,377
Ryland Group Inc.	554	23,373
Standard-Pacific Corp.	845	17,635
Thor Industries Inc.	1,190	46,874
Toll Brothers Inc.(a)	834	22,835
Williams Scotsman International Inc.(a)	932	18,323
Winnebago Industries Inc.	990	33,294

		814,022

HOME FURNISHINGS – 0.13%
American Woodmark Corp.	398	14,630
DTS Inc.(a)	451	10,928
Ethan Allen Interiors Inc.	225	7,951
Harman International Industries Inc.	2,284	219,447
Kimball International Inc. Class B	319	6,150
Sealy Corp.	271	4,737
Tempur-Pedic International Inc.	1,675	43,533
TiVo Inc.(a)	3,319	21,076
Universal Electronics Inc.(a)	394	10,977

		339,429

HOUSEHOLD PRODUCTS & WARES – 0.48%
ACCO Brands Corp.(a)	592	14,261
Avery Dennison Corp.	3,226	207,303
Central Garden and Pet Co. Class A(a)	136	1,999
Church & Dwight Co. Inc.	2,169	109,209
Fortune Brands Inc.	1,727	136,122
Fossil Inc.(a)	613	16,226
Harland (John H.) Co.	355	18,187
Jarden Corp.(a)	940	36,002
Kimberly-Clark Corp.	9,072	621,341
Playtex Products Inc.(a)	1,355	18,387
Scotts Miracle-Gro Co. (The) Class A	1,177	51,823
Tupperware Brands Corp.	928	23,135
WD-40 Co.	270	8,562

		1,262,557

HOUSEWARES – 0.10%
Lifetime Brands Inc.	312	6,518
Newell Rubbermaid Inc.	5,854	182,001
Toro Co. (The)	1,425	73,017

		261,536

INSURANCE – 0.90%
ACA Capital Holdings Inc.(a)	126	1,767
AFLAC Inc.	17,013	800,632
Ambac Financial Group Inc.	303	26,176
American International Group Inc.	9,787	657,882
Amtrust Financial Services Inc.	101	1,067
Berkley (W.R.) Corp.	2,916	96,578
Brown & Brown Inc.	3,758	101,654
CNA Financial Corp.(a)	91	3,921
Darwin Professional Underwriters Inc.(a)	180	4,527
eHealth Inc.(a)	18	424
Employers Holdings Inc.(a)	231	4,625
First Acceptance Corp.(a)	325	3,403
First Mercury Financial Corp.(a)	46	945
Gallagher (Arthur J.) & Co.	978	27,707
Hanover Insurance Group Inc. (The)	614	28,318
HCC Insurance Holdings Inc.	2,015	62,062
Hilb, Rogal & Hobbs Co.	90	4,414
Markel Corp.(a)	61	29,575
National Interstate Corp.	332	8,552
Philadelphia Consolidated Holding Corp.(a)	1,520	66,865
Principal Financial Group Inc.	619	37,060
Progressive Corp. (The)	7,253	158,260
Prudential Financial Inc.	2,410	217,527
Safety Insurance Group Inc.	38	1,525
Tower Group Inc.	720	23,198
Transatlantic Holdings Inc.	326	21,229
21st Century Insurance Group	161	3,413

		2,393,306

INTERNET – 3.53%
Access Integrated Technologies Inc. Class A(a)	450	2,443
Agile Software Corp.(a)	263	1,828
Akamai Technologies Inc.(a)	5,272	263,178
Amazon.com Inc.(a)	10,689	425,315
aQuantive Inc.(a)	2,548	71,115
Art Technology Group Inc.(a)	3,729	8,651
Audible Inc.(a)	821	8,530
Avocent Corp.(a)	170	4,585
Blue Coat Systems Inc.(a)	483	17,741
Blue Nile Inc.(a)(b)	482	19,598
CheckFree Corp.(a)	2,769	102,702
Chordiant Software Inc.(a)	1,063	11,002
CNET Networks Inc.(a)	5,016	43,689
CyberSource Corp.(a)	1,022	12,785
DealerTrack Holdings Inc.(a)	356	10,936
Digital River Inc.(a)	1,320	72,930
Drugstore.com Inc.(a)	2,680	6,914
eBay Inc.(a)	40,056	1,327,856
eCollege.com Inc.(a)	605	10,860
Emdeon Corp.(a)	5,531	83,684
Equinix Inc.(a)	956	81,862
eResearch Technology Inc.(a)(b)	1,647	12,945
Expedia Inc.(a)	677	15,693
F5 Networks Inc.(a)	1,359	90,618
Google Inc. Class A(a)	7,103	3,254,310
GSI Commerce Inc.(a)	1,309	29,570
Harris Interactive Inc.(a)	531	3,202
i2 Technologies Inc.(a)	316	7,584
IAC/InterActiveCorp(a)	2,244	84,621
InfoSpace Inc.(a)	553	14,196

Internap Network Services Corp.(a)	1,484	23,373
Interwoven Inc.(a)	691	11,678
iPass Inc.(a)	1,498	7,535
j2 Global Communications Inc.(a)	1,661	46,043
Jupitermedia Corp.(a)	725	4,799
Knot Inc. (The)(a)	636	13,693
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	17,074	406,703
Lionbridge Technologies Inc.(a)	1,997	10,165
Liquidity Services Inc.(a)	259	4,387
LoopNet Inc.(a)	30	513
McAfee Inc.(a)	5,094	148,134
Move Inc.(a)	3,354	18,581
NetFlix Inc.(a)(b)	1,589	36,849
NIC Inc.	1,280	6,861
NutriSystem Inc.(a)(b)	1,073	56,236
1-800-FLOWERS.COM Inc.(a)	724	5,633
Online Resources Corp.(a)	751	8,614
Openwave Systems Inc.(a)	3,158	25,738
Opsware Inc.(a)	2,735	19,829
Overstock.com Inc.(a)(b)	372	6,175
Perficient Inc.(a)	588	11,631
Priceline.com Inc.(a)	850	45,271
RealNetworks Inc.(a)	2,694	21,148
RightNow Technologies Inc.(a)	501	8,206
Sapient Corp.(a)	2,726	18,700
Secure Computing Corp.(a)	81	624
Shutterfly Inc.(a)	51	818
Sohu.com Inc.(a)	862	18,473
Stamps.com Inc.(a)	623	8,953
Symantec Corp.(a)	13,824	239,155
Terremark Worldwide Inc.(a)	1,309	10,551
TheStreet.com Inc.	613	7,509
TIBCO Software Inc.(a)	903	7,694
Travelzoo Inc.(a)	103	3,787
TriZetto Group Inc. (The)(a)	1,686	33,737
24/7 Real Media Inc.(a)	1,622	13,025
US Auto Parts Network Inc.(a)	164	881
ValueClick Inc.(a)	3,232	84,452
Vasco Data Security International Inc.(a)	832	14,868
VeriSign Inc.(a)	7,897	198,373
Vignette Corp.(a)	320	5,942
WebEx Communications Inc.(a)	1,511	85,915
WebMD Health Corp. Class A(a)	236	12,421
webMethods Inc.(a)	504	3,624
Websense Inc.(a)	1,607	36,945
WebSideStory Inc.(a)	585	7,576
Yahoo! Inc.(a)	47,856	1,497,414

		9,360,175

INVESTMENT COMPANIES – 0.01%
Gladstone Investment Corp.	238	3,539
Harris & Harris Group Inc.(a)(b)	557	7,196
Highland Distressed Opportunities Inc.(a)	186	2,673
Kohlberg Capital Corp.(a)	145	2,320
Technology Investment Capital Corp.	353	5,969

		21,697

IRON & STEEL – 0.23%
AK Steel Holding Corp.(a)	3,679	86,052
Allegheny Technologies Inc.	3,417	364,560
Carpenter Technology Corp.	797	96,246
Chaparral Steel Co.	288	16,753

Claymont Steel Holdings Inc.(a)	61	1,216
Cleveland-Cliffs Inc.	518	33,157

		597,984

LEISURE TIME – 0.28%
Ambassadors Group Inc.	691	22,969
Bally Total Fitness Holding Corp.(a)(b)(c)	287	178
Brunswick Corp.	595	18,951
Harley-Davidson Inc.	9,114	535,447
Life Time Fitness Inc.(a)	1,018	52,335
Marine Products Corp.	232	2,220
Nautilus Inc.	830	12,807
Polaris Industries Inc.(b)	996	47,788
Town Sports International Holdings Inc.(a)	74	1,613
WMS Industries Inc.(a)	905	35,512

		729,820

LODGING – 1.12%
Ameristar Casinos Inc.	223	7,161
Boyd Gaming Corp.	1,467	69,888
Choice Hotels International Inc.	1,126	39,894
Harrah’s Entertainment Inc.	4,624	390,497
Hilton Hotels Corp.	13,034	468,703
Las Vegas Sands Corp.(a)	4,703	407,327
Lodgian Inc.(a)	49	655
Marriott International Inc. Class A	10,883	532,832
MGM Mirage(a)	4,088	284,198
Monarch Casino & Resort Inc.(a)	348	9,048
Morgans Hotel Group Co.(a)	601	12,627
MTR Gaming Group Inc.(a)	189	2,472
Riviera Holdings Corp.(a)	201	5,618
Starwood Hotels & Resorts Worldwide Inc.	6,136	397,920
Station Casinos Inc.	1,663	143,966
Wyndham Worldwide Corp.(a)	954	32,579
Wynn Resorts Ltd.	1,692	160,503

		2,965,888

MACHINERY – 1.23%
AGCO Corp.(a)	207	7,653
Albany International Corp. Class A	600	21,564
Altra Holdings Inc.(a)	171	2,344
Applied Industrial Technologies Inc.	1,497	36,736
Astec Industries Inc.(a)	570	22,942
Bucyrus International Inc. Class A	1,055	54,332
Caterpillar Inc.	22,750	1,524,932
Chart Industries Inc.(a)	212	3,850
Cognex Corp.	1,438	31,161
Columbus McKinnon Corp.(a)	611	13,680
Cummins Inc.	1,458	211,002
DXP Enterprises Inc.(a)	63	2,407
Flowserve Corp.	283	16,185
Gardner Denver Inc.(a)	1,752	61,057
Gehl Corp.(a)	117	2,969
Gerber Scientific Inc.(a)	131	1,390
Graco Inc.	2,291	89,716
IDEX Corp.	1,784	90,770
Intermec Inc.(a)	1,683	37,598
Intevac Inc.(a)	703	18,538
iRobot Corp.(a)	381	4,980
Joy Global Inc.	4,244	182,068
Lindsay Corp.	52	1,653
Manitowoc Co. Inc. (The)	2,114	134,302
Middleby Corp. (The)(a)	224	29,532

Nordson Corp.	849	39,445
Presstek Inc.(a)	985	5,959
Rockwell Automation Inc.	5,691	340,720
Sauer-Danfoss Inc.	264	7,946
Tennant Co.	91	2,866
Terex Corp.(a)	1,594	114,385
TurboChef Technologies Inc.(a)	453	6,895
Wabtec Corp.	1,624	56,012
Zebra Technologies Corp. Class A(a)	2,367	91,390

		3,268,979

MANUFACTURING – 4.70%
Actuant Corp. Class A	914	46,440
Acuity Brands Inc.	1,503	81,823
American Railcar Industries Inc.	304	9,062
Barnes Group Inc.	1,036	23,838
Blount International Inc.(a)	689	8,578
Brink’s Co. (The)	1,257	79,757
Carlisle Companies Inc.	1,774	76,158
Ceradyne Inc.(a)	899	49,211
CLARCOR Inc.	624	19,843
Danaher Corp.	8,086	577,745
Donaldson Co. Inc.	2,473	89,275
Dover Corp.	6,206	302,915
ESCO Technologies Inc.(a)	861	38,590
Flanders Corp.(a)	430	3,117
FreightCar America Inc.	228	10,983
General Electric Co.	171,872	6,077,394
GenTek Inc.(a)	342	11,649
Harsco Corp.	2,920	130,991
Hexcel Corp.(a)	3,124	62,011
Honeywell International Inc.	12,766	588,002
Illinois Tool Works Inc.	17,027	878,593
ITT Industries Inc.	4,223	254,731
Lancaster Colony Corp.	600	26,514
Leggett & Platt Inc.	3,362	76,217
Matthews International Corp. Class A	709	28,856
Myers Industries Inc.	536	10,012
Pall Corp.	746	28,348
Parker Hannifin Corp.	1,779	153,545
Pentair Inc.	1,286	40,072
PW Eagle Inc.	352	11,630
Raven Industries Inc.	540	15,147
Reddy Ice Holdings Inc.	486	14,667
Roper Industries Inc.	2,987	163,927
Smith & Wesson Holding Corp.(a)	974	12,750
Smith (A.O.) Corp.	507	19,378
Textron Inc.	4,121	370,066
3M Co.	25,646	1,960,123
Trinity Industries Inc.	2,488	104,297

		12,456,255

MEDIA – 2.77%
Acacia Research Corp. - Acacia Technologies Group(a)	932	14,744
Cablevision Systems Corp.	3,644	110,887
CKX Inc.(a)	1,711	18,992
Comcast Corp. Class A(a)	50,136	1,301,029
Courier Corp.	53	2,071
Crown Media Holdings Inc. Class A(a)(b)	271	1,444
CTC Media Inc.(a)	534	13,713
Cumulus Media Inc. Class A(a)	297	2,786
DIRECTV Group Inc. (The)(a)	27,352	631,011

Discovery Holding Co. Class A(a)	2,646	50,618
Dow Jones & Co. Inc.	1,980	68,251
EchoStar Communications Corp.(a)	7,025	305,096
Emmis Communications Corp.	354	2,988
Entravision Communications Corp.(a)	1,212	11,320
GateHouse Media Inc.	232	4,710
Gemstar-TV Guide International Inc.(a)	8,299	34,773
Liberty Global Inc. Class A(a)	4,989	164,288
LodgeNet Entertainment Corp.(a)	557	17,111
Martha Stewart Living Omnimedia Inc. Class A	845	14,373
McClatchy Co. (The) Class A	150	4,741
McGraw-Hill Companies Inc. (The)	12,206	767,513
Mediacom Communications Corp.(a)	1,007	8,197
Meredith Corp.	1,041	59,743
News Corp. Class A	53,159	1,229,036
Playboy Enterprises Inc. Class B(a)	83	854
Private Media Group Inc.(a)(b)	842	2,071
Salem Communications Corp. Class A	23	288
Scripps (E.W.) Co. Class A	2,901	129,617
Sinclair Broadcast Group Inc. Class A	1,523	23,530
Sirius Satellite Radio Inc.(a)(b)	48,062	153,798
Spanish Broadcasting System Inc. Class A(a)	633	2,532
Sun-Times Media Group Inc. Class A	1,314	6,517
Time Warner Inc.	9,336	184,106
Value Line Inc.	43	2,055
Viacom Inc. Class B(a)	21,631	889,250
Walt Disney Co. (The)	25,338	872,387
Washington Post Co. (The) Class B	43	32,831
Wiley (John) & Sons Inc. Class A	1,482	55,960
World Wrestling Entertainment Inc.	716	11,671
XM Satellite Radio Holdings Inc. Class A(a)	10,359	133,838

		7,340,740

METAL FABRICATE & HARDWARE – 0.26%
Ampco-Pittsburgh Corp.	19	549
Castle (A.M.) & Co.	169	4,962
Dynamic Materials Corp.(a)	393	12,859
Foster (L.B.) Co. Class A(a)	342	7,049
Kaydon Corp.	943	40,134
Ladish Co. Inc.(a)	446	16,787
Mueller Industries Inc.	168	5,057
Mueller Water Products Inc. Class A	3,338	46,098
NN Inc.	52	649
Precision Castparts Corp.	4,591	477,694
Quanex Corp.	266	11,265
RBC Bearings Inc.(a)	685	22,900
Timken Co. (The)	218	6,608
Valmont Industries Inc.	561	32,443

		685,054

MINING – 0.72%
Alcoa Inc.	11,722	397,376
AMCOL International Corp.	733	21,733
Century Aluminum Co.(a)	421	19,736
Coeur d’Alene Mines Corp.(a)	9,297	38,211
Freeport-McMoRan Copper & Gold Inc.	3,470	229,679
Hecla Mining Co.(a)	3,987	36,122
Newmont Mining Corp.	13,467	565,479
Royal Gold Inc.	314	9,451
RTI International Metals Inc.(a)	756	68,804
Southern Copper Corp.(b)	454	32,534
Stillwater Mining Co.(a)	1,127	14,302
Titanium Metals Corp.(a)	2,813	100,916

Vulcan Materials Co.	3,222	375,299

		1,909,642

OFFICE & BUSINESS EQUIPMENT – 0.08%
Global Imaging Systems Inc.(a)	464	9,048
Pitney Bowes Inc.	4,463	202,576

		211,624

OFFICE FURNISHINGS – 0.09%
Herman Miller Inc.	2,220	74,348
HNI Corp.	1,635	75,096
Interface Inc. Class A	1,912	30,573
Knoll Inc.	1,106	26,356
Steelcase Inc. Class A	2,007	39,919

		246,292

OIL & GAS – 1.81%
Alon USA Energy Inc.	249	9,014
Arena Resources Inc.(a)	459	23,005
Atlas America Inc.(a)	581	32,821
ATP Oil & Gas Corp.(a)	676	25,418
Atwood Oceanics Inc.(a)	905	53,114
Aurora Oil & Gas Corp.(a)	3,707	9,675
Berry Petroleum Co. Class A	1,180	36,179
Bill Barrett Corp.(a)	423	13,709
Bois d’Arc Energy Inc.(a)	533	7,052
Bronco Drilling Co. Inc.(a)	380	6,297
Callon Petroleum Co.(a)	352	4,777
Carrizo Oil & Gas Inc.(a)	699	24,437
Cheniere Energy Inc.(a)	1,836	57,191
Clayton Williams Energy Inc.(a)	180	5,107
CNX Gas Corp.(a)	934	26,460
Comstock Resources Inc.(a)	988	27,051
Crosstex Energy Inc.	1,083	31,136
Delek US Holdings Inc.	344	6,581
Delta Petroleum Corp.(a)	1,845	42,361
Denbury Resources Inc.(a)	4,149	123,599
Diamond Offshore Drilling Inc.	2,156	174,528
Energy Partners Ltd.(a)	940	17,061
ENSCO International Inc.	5,243	285,219
EOG Resources Inc.	3,728	265,956
Exploration Co. of Delaware (The)(a)	974	10,568
Exxon Mobil Corp.	11,091	836,816
Frontier Oil Corp.	2,036	66,455
Gasco Energy Inc.(a)(b)	2,457	5,995
GeoGlobal Resources Inc.(a)(b)	1,005	6,141
Geomet Inc.(a)	273	2,408
Giant Industries Inc.(a)	150	11,348
GMX Resources Inc.(a)	267	8,205
Goodrich Petroleum Corp.(a)	547	18,396
Grey Wolf Inc.(a)	6,508	43,604
Gulfport Energy Corp.(a)	432	5,772
Helmerich & Payne Inc.	3,516	106,675
Holly Corp.	1,608	95,354
Mariner Energy Inc.(a)	2,450	46,869
Parallel Petroleum Corp.(a)	1,388	31,855
Patterson-UTI Energy Inc.	5,443	122,141
Penn Virginia Corp.	267	19,598
Petrohawk Energy Corp.(a)	2,791	36,757
Petroleum Development Corp.(a)	546	29,249
PetroQuest Energy Inc.(a)	355	4,150
Pioneer Drilling Co.(a)	1,385	17,576
Plains Exploration & Production Co.(a)	2,721	122,826

Pride International Inc.(a)	4,573	137,647
PrimeEnergy Corp.(a)	24	1,396
Quest Resource Corp.(a)	656	6,016
Quicksilver Resources Inc.(a)	2,093	83,239
RAM Energy Resources Inc.(a)	349	1,616
Range Resources Corp.	4,757	158,884
Rowan Companies Inc.	3,432	111,437
Southwestern Energy Co.(a)	5,727	234,692
St. Mary Land & Exploration Co.	2,146	78,715
Sulphco Inc.(a)(b)	704	2,408
Sunoco Inc.	2,120	149,333
TODCO(a)	1,946	78,482
Toreador Resources Corp.(a)	402	7,296
Transmeridian Exploration Inc.(a)(b)	2,320	6,635
Unit Corp.(a)	1,547	78,263
VAALCO Energy Inc.(a)	1,925	9,972
Venoco Inc.(a)	248	4,429
W&T Offshore Inc.	770	22,276
Warren Resources Inc.(a)	497	6,476
XTO Energy Inc.	12,386	678,877

		4,814,595

OIL & GAS SERVICES – 1.68%
Allis-Chalmers Energy Inc.(a)	996	15,687
Baker Hughes Inc.	10,933	722,999
Basic Energy Services Inc.(a)	420	9,786
BJ Services Co.	10,193	284,385
Cal Dive International Inc.(a)	375	4,579
Cameron International Corp.(a)	3,950	248,021
CARBO Ceramics Inc.	672	31,282
Complete Production Services Inc.(a)	869	17,302
Dawson Geophysical Co.(a)	134	6,637
Dresser-Rand Group Inc.(a)	1,047	31,892
Dril-Quip Inc.(a)	738	31,941
FMC Technologies Inc.(a)	2,361	164,703
Global Industries Ltd.(a)	2,952	53,992
Grant Prideco Inc.(a)	4,488	223,682
Gulf Island Fabrication Inc.	264	7,059
Halliburton Co.	35,040	1,112,170
Helix Energy Solutions Group Inc.(a)	3,046	113,585
Hercules Offshore Inc.(a)(b)	679	17,831
Hornbeck Offshore Services Inc.(a)	41	1,175
Hydril Co.(a)	596	57,359
Input/Output Inc.(a)	655	9,026
Lone Star Technologies Inc.(a)	63	4,160
Lufkin Industries Inc.	494	27,753
MarkWest Hydrocarbon Inc.	210	13,020
Matrix Service Co.(a)	948	19,178
Metretek Technologies Inc.(a)	531	7,084
NATCO Group Inc. Class A(a)	488	16,651
National Oilwell Varco Inc.(a)	5,547	431,501
Newpark Resources Inc.(a)	1,724	12,154
Oceaneering International Inc.(a)	1,797	75,690
Oil States International Inc.(a)	863	27,694
RPC Inc.	1,069	17,810
Smith International Inc.	7,279	349,756
Superior Energy Services Inc.(a)	2,916	100,515
Superior Well Services Inc.(a)	364	8,317
T-3 Energy Services Inc.(a)	10	201
Tetra Technologies Inc.(a)	2,387	58,983
Tidewater Inc.	1,170	68,539
W-H Energy Services Inc.(a)	983	45,945

		4,450,044

PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	239	10,277
Ball Corp.	3,601	165,106
Crown Holdings Inc.(a)	5,819	142,333
Graphic Packaging Corp.(a)	2,535	12,016
Owens-Illinois Inc.(a)	5,325	137,225
Packaging Corp. of America	2,715	66,246
Pactiv Corp.(a)	4,544	153,315
Sealed Air Corp.	2,262	71,479
Silgan Holdings Inc.	466	23,817

		781,814

PHARMACEUTICALS – 5.70%
Abbott Laboratories	41,582	2,320,276
Abraxis BioScience Inc.(a)	854	22,810
ACADIA Pharmaceuticals Inc.(a)	810	12,166
Adams Respiratory Therapeutics Inc.(a)	1,017	34,202
Adolor Corp.(a)	1,514	13,248
Akorn Inc.(a)	1,491	10,064
Alkermes Inc.(a)	3,281	50,659
Allergan Inc.	5,091	564,185
Alnylam Pharmaceuticals Inc.(a)(b)	1,270	22,860
Alpharma Inc. Class A	277	6,670
Altus Pharmaceuticals Inc.(a)(b)	206	3,135
AmerisourceBergen Corp.	1,279	67,467
Amylin Pharmaceuticals Inc.(a)	3,801	142,005
Anadys Pharmaceuticals Inc.(a)	602	2,390
Animal Health International Inc.(a)	323	3,905
Array BioPharma Inc.(a)	1,306	16,586
AtheroGenics Inc.(a)(b)	1,125	3,161
Auxilium Pharmaceuticals Inc.(a)	1,032	15,150
AVANIR Pharmaceuticals Class A(a)(b)	1,060	1,293
AVI BioPharma Inc.(a)	1,679	4,500
Barr Pharmaceuticals Inc.(a)	3,644	168,899
Bentley Pharmaceuticals Inc.(a)	107	876
Bioenvision Inc.(a)	1,204	4,924
BioMarin Pharmaceutical Inc.(a)	3,140	54,196
Bristol-Myers Squibb Co.	30,728	853,009
Cadence Pharmaceuticals Inc.(a)	194	2,871
Caraco Pharmaceutical Laboratories Ltd.(a)	276	3,362
Cardinal Health Inc.	14,229	1,038,006
Cephalon Inc.(a)	2,241	159,582
CombinatoRX Inc.(a)	824	5,760
Cubist Pharmaceuticals Inc.(a)	1,819	40,145
CV Therapeutics Inc.(a)	1,962	15,441
Cypress Bioscience Inc.(a)	656	4,986
Dendreon Corp.(a)(b)	124	1,603
Depomed Inc.(a)	1,233	4,402
Durect Corp.(a)	1,858	7,729
Emergent BioSolutions Inc.(a)	142	1,906
Emisphere Technologies Inc.(a)	679	2,173
Endo Pharmaceuticals Holdings Inc.(a)	4,600	135,240
Express Scripts Inc.(a)	3,924	316,745
Forest Laboratories Inc.(a)	11,090	570,470
Genta Inc.(a)	4,471	1,386
Gilead Sciences Inc.(a)	15,511	1,186,592
HealthExtras Inc.(a)	910	26,190
Hi-Tech Pharmacal Co. Inc.(a)	337	3,758
Hospira Inc.(a)	5,352	218,897
Idenix Pharmaceuticals Inc.(a)(b)	826	6,030
I-Flow Corp.(a)	784	11,556
ImClone Systems Inc.(a)	2,326	94,831

Indevus Pharmaceuticals Inc.(a)	1,358	9,601
Isis Pharmaceuticals Inc.(a)	2,970	27,532
K-V Pharmaceutical Co. Class A(a)	1,294	32,001
Lilly (Eli) & Co.	25,250	1,356,178
Mannatech Inc.(b)	550	8,833
MannKind Corp.(a)	1,084	15,501
Medarex Inc.(a)	4,088	52,899
Medco Health Solutions Inc.(a)	6,306	457,374
Medicines Co. (The)(a)	1,675	42,009
Medicis Pharmaceutical Corp. Class A	1,823	56,185
Merck & Co. Inc.	22,613	998,816
MGI Pharma Inc.(a)	2,612	58,692
Mylan Laboratories Inc.	8,346	176,434
Nastech Pharmaceutical Co. Inc.(a)	725	7,823
NBTY Inc.(a)	203	10,767
Neurocrine Biosciences Inc.(a)	999	12,488
New River Pharmaceuticals Inc.(a)	492	31,306
Noven Pharmaceuticals Inc.(a)	793	18,398
NPS Pharmaceuticals Inc.(a)	1,280	4,339
Nuvelo Inc.(a)	1,245	4,582
Obagi Medical Products Inc.(a)	155	2,283
Omnicare Inc.	1,963	78,069
Onyx Pharmaceuticals Inc.(a)	1,556	38,651
OSI Pharmaceuticals Inc.(a)	1,903	62,799
Osiris Therapeutics Inc.(a)(b)	99	1,852
Pain Therapeutics Inc.(a)(b)	1,189	9,322
Par Pharmaceutical Companies Inc.(a)	774	19,443
Penwest Pharmaceuticals Co.(a)	766	7,721
Perrigo Co.	197	3,479
PetMed Express Inc.(a)	626	7,418
Pharmion Corp.(a)	571	15,012
POZEN Inc.(a)	838	12,361
Progenics Pharmaceuticals Inc.(a)	743	17,594
Renovis Inc.(a)	506	1,771
Rigel Pharmaceuticals Inc.(a)	216	2,346
Salix Pharmaceuticals Ltd.(a)	1,555	19,593
Santarus Inc.(a)	1,537	10,820
Schering-Plough Corp.	50,429	1,286,444
Sciele Pharma Inc.(a)	853	20,199
Sepracor Inc.(a)	3,723	173,603
Somaxon Pharmaceuticals Inc.(a)	165	2,013
Synta Pharmaceuticals Corp.	141	1,138
Tanox Inc.(a)	814	15,271
Tiens Biotech Group (USA) Inc.(a)	117	529
Trimeris Inc.(a)	591	4,066
Trubion Pharmaceuticals Inc.(a)	131	2,579
United Therapeutics Inc.(a)	790	42,486
USANA Health Sciences Inc.(a)	315	14,764
Valeant Pharmaceuticals International	3,107	53,720
VCA Antech Inc.(a)	2,781	100,978
ViroPharma Inc.(a)	956	13,719
Wyeth	27,930	1,397,338
XenoPort Inc.(a)	675	18,806
Zymogenetics Inc.(a)	1,256	19,543

		15,117,785

PIPELINES – 0.58%
El Paso Corp.	22,152	320,539
Equitable Resources Inc.	3,607	174,290
Kinder Morgan Inc.	3,613	384,604
Questar Corp.	2,595	231,500
Williams Companies Inc. (The)	15,330	436,292

		1,547,225

REAL ESTATE – 0.26%
CB Richard Ellis Group Inc. Class A(a)	6,337	216,599
Consolidated-Tomoka Land Co.	192	14,486
Forest City Enterprises Inc. Class A	2,428	160,685
HFF Inc. Class A(a)	256	3,840
HouseValues Inc.(a)(b)	456	2,307
Jones Lang LaSalle Inc.	1,233	128,577
Meruelo Maddux Properties Inc.(a)	253	2,214
Realogy Corp.(a)	1,040	30,794
Resource Capital Corp.	64	1,033
St. Joe Co. (The)(b)	2,567	134,280

		694,815

REAL ESTATE INVESTMENT TRUSTS – 1.02%
Acadia Realty Trust	1,062	27,686
Alexander’s Inc.(a)	69	28,407
Alexandria Real Estate Equities Inc.	198	19,873
CapitalSource Inc.	2,230	56,040
CBRE Realty Finance Inc.	56	741
Corporate Office Properties Trust	1,257	57,420
Cousins Properties Inc.	1,282	42,127
Crystal River Capital Inc.	38	1,020
DCT Industrial Trust Inc.	933	11,037
Developers Diversified Realty Corp.	1,726	108,565
Digital Realty Trust Inc.	1,096	43,730
Douglas Emmett Inc.	532	13,582
EastGroup Properties Inc.	789	40,263
Equity Lifestyle Properties Inc.	652	35,215
Essex Property Trust Inc.	386	49,979
Federal Realty Investment Trust	1,004	90,982
FelCor Lodging Trust Inc.	376	9,765
General Growth Properties Inc.	3,047	196,745
Getty Realty Corp.	587	16,870
Glimcher Realty Trust	1,223	33,045
Home Properties Inc.	1,005	53,074
Inland Real Estate Corp.	124	2,274
JER Investors Trust Inc.	319	6,067
Kilroy Realty Corp.	1,072	79,060
Longview Fibre Co.	695	17,118
Macerich Co. (The)	2,458	227,021
Maguire Properties Inc.	191	6,792
Mid-America Apartment Communities Inc.	201	11,308
Omega Healthcare Investors Inc.	340	5,831
PS Business Parks Inc.	109	7,687
Public Storage Inc.	2,596	245,763
Quadra Realty Trust Inc.(a)	260	3,390
Saul Centers Inc.	366	20,825
Simon Property Group Inc.	4,158	462,578
SL Green Realty Corp.	1,696	232,657
Sovran Self Storage Inc.	74	4,100
Sun Communities Inc.	604	18,736
Tanger Factory Outlet Centers Inc.	1,037	41,884
Taubman Centers Inc.	949	55,033
UDR Inc.	4,623	141,556
Ventas Inc.	2,076	87,462
Washington Real Estate Investment Trust	1,546	57,851
Weingarten Realty Investors	665	31,627

		2,702,786

RETAIL – 9.57%
Abercrombie & Fitch Co. Class A	3,014	228,100
AC Moore Arts & Crafts Inc.(a)	281	5,997

Advance Auto Parts Inc.	3,731	143,830
Aeropostale Inc.(a)	1,826	73,460
American Eagle Outfitters Inc.	5,873	176,131
America’s Car-Mart Inc.(a)(b)	171	2,285
AnnTaylor Stores Corp.(a)	2,244	87,022
Applebee’s International Inc.	2,079	51,518
AutoZone Inc.(a)	1,729	221,554
Barnes & Noble Inc.	398	15,701
Bebe Stores Inc.	792	13,765
Bed Bath & Beyond Inc.(a)	9,570	384,427
Best Buy Co. Inc.	13,600	662,592
Big 5 Sporting Goods Corp.	605	15,682
BJ’s Restaurants Inc.(a)	463	9,783
Brinker International Inc.	4,387	143,455
Brown Shoe Co. Inc.	249	10,458
Buckle Inc. (The)	415	14,816
Buffalo Wild Wings Inc.(a)	245	15,607
Build-A-Bear Workshop Inc.(a)(b)	491	13,488
Burger King Holdings Inc.	836	18,058
Cabela’s Inc. Class A(a)	68	1,687
Cache Inc.(a)	385	6,834
California Pizza Kitchen Inc.(a)	664	21,839
CarMax Inc.(a)	7,192	176,492
Carrols Restaurant Group Inc.(a)	193	2,800
Casey’s General Store Inc.	140	3,501
Cash America International Inc.	516	21,156
Casual Male Retail Group Inc.(a)	1,446	17,106
Cato Corp. Class A	1,023	23,928
CEC Entertainment Inc.(a)	627	26,046
Charlotte Russe Holding Inc.(a)	666	19,227
Charming Shoppes Inc.(a)	2,077	26,897
Cheesecake Factory Inc. (The)(a)	2,648	70,569
Chico’s FAS Inc.(a)	6,191	151,246
Children’s Place Retail Stores Inc. (The)(a)	754	42,043
Chipotle Mexican Grill Inc. Class B(a)	817	46,896
Christopher & Banks Corp.	1,219	23,734
Circuit City Stores Inc.	5,420	100,433
Citi Trends Inc.(a)	212	9,061
CKE Restaurants Inc.	2,316	43,680
Claire’s Stores Inc.	3,162	101,563
Coldwater Creek Inc.(a)	1,999	40,540
Conn’s Inc.(a)(b)	218	5,396
Copart Inc.(a)	2,367	66,300
Cosi Inc.(a)	1,150	6,417
Costco Wholesale Corp.	10,862	584,810
CSK Auto Corp.(a)	800	13,760
CVS/Caremark Corp.	48,368	1,651,286
Darden Restaurants Inc.	5,078	209,163
Deb Shops Inc.	165	4,468
dELiA*s Inc.(a)	399	3,663
Denny’s Corp.(a)	3,077	15,077
Dick’s Sporting Goods Inc.(a)	1,318	76,787
Dollar General Corp.	10,125	214,144
Dollar Tree Stores Inc.(a)	373	14,264
Dress Barn Inc.(a)	1,538	32,006
DSW Inc. Class A(a)(b)	544	22,962
EZCORP Inc.(a)	1,179	17,367
Family Dollar Stores Inc.	2,781	82,373
Federated Department Stores Inc.	1,511	68,071
First Cash Financial Services Inc.(a)	933	20,787
Foot Locker Inc.	588	13,847
GameStop Corp. Class A(a)	4,551	148,226
Gap Inc. (The)	9,457	162,755

Genesco Inc.(a)	104	4,319
Guitar Center Inc.(a)	1,021	46,068
Hibbett Sports Inc.(a)	1,201	34,337
Home Depot Inc.	66,561	2,445,451
Hot Topic Inc.(a)	1,479	16,417
IHOP Corp.	150	8,798
J. Crew Group Inc.(a)	327	13,136
Jos. A. Bank Clothiers Inc.(a)	601	21,245
Kohl’s Corp.(a)	11,109	851,060
Krispy Kreme Doughnuts Inc.(a)	855	8,712
Limited Brands Inc.	11,577	301,697
Longs Drug Stores Corp.	937	48,387
Lowe’s Companies Inc.	52,805	1,662,829
MarineMax Inc.(a)	35	811
McCormick & Schmick’s Seafood Restaurants Inc.(a)	352	9,437
Men’s Wearhouse Inc. (The)	1,595	75,045
Morton’s Restaurant Group Inc.(a)	111	1,975
MSC Industrial Direct Co. Inc. Class A	1,266	59,097
New York & Co. Inc.(a)	715	11,290
Nordstrom Inc.	8,002	423,626
Nu Skin Enterprises Inc. Class A	1,172	19,361
Office Depot Inc.(a)	9,748	342,545
O’Reilly Automotive Inc.(a)	3,921	129,785
OSI Restaurant Partners Inc.(b)	1,181	46,650
P.F. Chang’s China Bistro Inc.(a)(b)	889	37,231
Pacific Sunwear of California Inc.(a)	2,437	50,763
Panera Bread Co. Class A(a)	1,007	59,473
Pantry Inc. (The)(a)	695	31,428
Papa John’s International Inc.(a)	519	15,259
Payless ShoeSource Inc.(a)	276	9,163
Penney (J.C.) Co. Inc.	7,977	655,390
PetSmart Inc.	4,837	159,428
RadioShack Corp.	3,461	93,551
Rare Hospitality International Inc.(a)	968	29,127
Red Robin Gourmet Burgers Inc.(a)(b)	554	21,506
Restoration Hardware Inc.(a)	987	6,475
Retail Ventures Inc.(a)	676	14,230
Ross Stores Inc.	4,948	170,211
Ruby Tuesday Inc.	1,809	51,737
Ruth’s Chris Steak House Inc.(a)	584	11,890
Sally Beauty Co. Inc.(a)	557	5,119
School Specialty Inc.(a)	76	2,744
Select Comfort Corp.(a)(b)	1,799	32,022
Sonic Corp.(a)	2,442	54,408
Staples Inc.	24,734	639,127
Starbucks Corp.(a)	26,090	818,182
Stein Mart Inc.	472	7,703
Susser Holdings Corp.(a)	56	972
Target Corp.	29,537	1,750,363
Texas Roadhouse Inc. Class A(a)	1,745	24,866
Tiffany & Co.	2,783	126,571
Tim Hortons Inc.	6,551	199,281
TJX Companies Inc.	15,682	422,787
Tractor Supply Co.(a)	1,201	61,852
Triarc Companies Inc. Class B	2,353	40,448
Tuesday Morning Corp.	753	11,175
Tween Brands Inc.(a)	1,126	40,221
Under Armour Inc. Class A(a)	696	35,705
United Auto Group Inc.	210	4,263
Urban Outfitters Inc.(a)	3,841	101,825
Walgreen Co.	34,405	1,578,845
Wal-Mart Stores Inc.	83,625	3,926,194

Wendy’s International Inc.	1,594	49,892
Wet Seal Inc. Class A(a)	2,982	19,532
Williams-Sonoma Inc.	3,332	118,153
World Fuel Services Corp.	921	42,605
Yum! Brands Inc.	9,251	534,338
Zumiez Inc.(a)	482	19,338

		25,386,407

SAVINGS & LOANS – 0.10%
Home Federal Bancorp Inc.	18	280
Hudson City Bancorp Inc.	10,030	137,210
Investors Bancorp Inc.(a)	100	1,444
NewAlliance Bancshares Inc.	1,722	27,914
Oritani Financial Corp.(a)	227	3,405
People’s Bank	1,954	86,758
PFF Bancorp Inc.	219	6,642
Roma Financial Corp.(a)	27	419
ViewPoint Financial Group	35	607
Wauwatosa Holdings Inc.(a)	29	507
Westfield Financial Inc.	224	2,401

		267,587

SEMICONDUCTORS – 4.58%
Advanced Analogic Technologies Inc.(a)	1,233	8,113
Advanced Micro Devices Inc.(a)	18,647	243,530
Agere Systems Inc.(a)	5,874	132,870
Altera Corp.(a)	12,263	245,137
AMIS Holdings Inc.(a)	799	8,749
Amkor Technology Inc.(a)	3,421	42,694
ANADIGICS Inc.(a)	1,584	18,723
Analog Devices Inc.	11,639	401,429
Applied Materials Inc.	46,867	858,603
Asyst Technologies Inc.(a)	1,046	7,353
ATMI Inc.(a)	873	26,688
Broadcom Corp. Class A(a)	15,499	497,053
Cabot Microelectronics Corp.(a)	460	15,415
Cirrus Logic Inc.(a)	2,541	19,464
Conexant Systems Inc.(a)	14,151	23,349
Cree Inc.(a)(b)	2,193	36,097
Cypress Semiconductor Corp.(a)	4,641	86,091
Diodes Inc.(a)	663	23,106
DSP Group Inc.(a)	141	2,679
EMCORE Corp.(a)	1,363	6,815
Emulex Corp.(a)	864	15,803
Entegris Inc.(a)	461	4,933
Exar Corp.(a)	475	6,289
Fairchild Semiconductor International Inc. Class A(a)	2,092	34,978
FormFactor Inc.(a)	1,531	68,512
Genesis Microchip Inc.(a)	560	5,202
Hittite Microwave Corp.(a)	436	17,514
Ikanos Communications Inc.(a)	688	5,346
Integrated Device Technology Inc.(a)	2,960	45,643
Intel Corp.	197,844	3,784,756
International Rectifier Corp.(a)	1,315	50,246
Intersil Corp. Class A	2,069	54,808
IPG Photonics Corp.(a)	252	4,838
IXYS Corp.(a)	815	8,337
KLA-Tencor Corp.	5,352	285,369
Kopin Corp.(a)	2,001	6,763
Lam Research Corp.(a)	4,796	227,043
Linear Technology Corp.	10,312	325,756
LSI Logic Corp.(a)	9,558	99,786

LTX Corp.(a)	2,066	12,644
Mattson Technology Inc.(a)	1,624	14,778
Maxim Integrated Products Inc.	10,889	320,137
MEMC Electronic Materials Inc.(a)	5,021	304,172
Micrel Inc.(a)	2,432	26,801
Microchip Technology Inc.	7,313	259,831
Micron Technology Inc.(a)	11,488	138,775
Microsemi Corp.(a)	2,621	54,543
Microtune Inc.(a)	1,769	7,288
Mindspeed Technologies Inc.(a)	3,680	7,986
MIPS Technologies Inc. Class A(a)	816	7,287
Monolithic Power Systems Inc.(a)	729	9,404
MoSys Inc.(a)	752	6,317
National Semiconductor Corp.	10,867	262,329
NetLogic Microsystems Inc.(a)	535	14,242
Nextest Systems Corp.(a)	203	2,842
Novellus Systems Inc.(a)	1,684	53,922
NVIDIA Corp.(a)	11,938	343,576
OmniVision Technologies Inc.(a)(b)	1,780	23,069
ON Semiconductor Corp.(a)	4,268	38,071
Pericom Semiconductor Corp.(a)	460	4,499
PLX Technology Inc.(a)	836	8,143
PMC-Sierra Inc.(a)	6,908	48,425
QLogic Corp.(a)	5,398	91,766
Rambus Inc.(a)	2,645	56,206
Rudolph Technologies Inc.(a)	122	2,128
Semitool Inc.(a)	91	1,183
Semtech Corp.(a)	2,420	32,622
Silicon Image Inc.(a)	2,725	22,236
Silicon Laboratories Inc.(a)	1,672	50,026
SiRF Technology Holdings Inc.(a)	1,719	47,719
Skyworks Solutions Inc.(a)	1,160	6,670
Spansion Inc. Class A(a)	678	8,265
Staktek Holdings Inc.(a)	114	371
Standard Microsystems Corp.(a)	181	5,528
Supertex Inc.(a)	399	13,251
Techwell Inc.(a)	134	1,671
Teradyne Inc.(a)	5,115	84,602
Tessera Technologies Inc.(a)	1,543	61,319
Texas Instruments Inc.	49,010	1,475,201
Transmeta Corp.(a)	6,543	3,730
TranSwitch Corp.(a)	4,251	6,759
Ultratech Inc.(a)	689	9,377
Varian Semiconductor Equipment Associates Inc.(a)	1,643	87,703
Veeco Instruments Inc.(a)	937	18,272
Virage Logic Corp.(a)	468	3,402
Volterra Semiconductor Corp.(a)	624	8,149
Xilinx Inc.	11,675	300,398
Zoran Corp.(a)	1,441	24,526

		12,148,041

SOFTWARE – 7.09%
Activision Inc.(a)	9,526	180,422
Actuate Corp.(a)	1,534	8,007
Acxiom Corp.	2,691	57,560
Adobe Systems Inc.(a)	20,431	851,973
Advent Software Inc.(a)	730	25,455
Allscripts Healthcare Solutions Inc.(a)	1,735	46,515
Altiris Inc.(a)	51	1,678
American Reprographics Co.(a)	871	26,818
ANSYS Inc.(a)	1,026	52,090
Autodesk Inc.(a)	7,850	295,160

Automatic Data Processing Inc.	19,593	948,301
Avid Technology Inc.(a)	135	4,709
BEA Systems Inc.(a)	13,395	155,248
Blackbaud Inc.	1,180	28,816
Blackboard Inc.(a)	928	31,209
BMC Software Inc.(a)	7,272	223,905
Bottomline Technologies Inc.(a)	36	392
CA Inc.	2,125	55,059
Cerner Corp.(a)	2,233	121,587
Citrix Systems Inc.(a)	6,246	200,059
CommVault Systems Inc.(a)	284	4,601
Computer Programs & Systems Inc.	315	8,448
Concur Technologies Inc.(a)	1,074	18,752
Convera Corp. Class A(a)(b)	940	2,952
CSG Systems International Inc.(a)	696	17,414
Digi International Inc.(a)	366	4,648
DivX Inc.(a)(b)	200	4,008
Double-Take Software Inc.(a)	185	2,499
Dun & Bradstreet Corp.	2,132	194,438
Eclipsys Corp.(a)	1,513	29,156
eFunds Corp.(a)	398	10,611
Electronic Arts Inc.(a)	10,352	521,327
Emageon Inc.(a)	701	7,711
Epicor Software Corp.(a)	1,836	25,539
Fair Isaac Corp.	1,620	62,662
FalconStor Software Inc.(a)	1,241	12,931
Fidelity National Information Services Inc.	696	31,640
First Data Corp.	26,129	702,870
Fiserv Inc.(a)	5,973	316,927
Global Payments Inc.	2,255	76,805
Guidance Software Inc.	73	879
Hyperion Solutions Corp.(a)	962	49,860
IMS Health Inc.	4,937	146,431
Infocrossing Inc.(a)	450	6,692
Informatica Corp.(a)	2,884	38,732
infoUSA Inc.	1,126	10,832
Innerworkings Inc.(a)	167	1,971
InPhonic Inc.(a)(b)	799	8,709
Inter-Tel Inc.	114	2,695
Intuit Inc.(a)	11,800	322,848
INVESTools Inc.(a)	1,623	22,560
JDA Software Group Inc.(a)	169	2,540
Keane Inc.(a)	789	10,715
ManTech International Corp. Class A(a)	460	15,369
MapInfo Corp.(a)	522	10,508
MasterCard Inc. Class A	2,108	223,954
Microsoft Corp.	301,831	8,412,030
MicroStrategy Inc. Class A(a)	336	42,467
Midway Games Inc.(a)(b)	1,194	7,463
MoneyGram International Inc.	2,834	78,672
NAVTEQ Corp.(a)	3,256	112,332
Neoware Inc.(a)	614	6,183
Nuance Communications Inc.(a)(b)	4,202	64,333
Omnicell Inc.(a)	910	19,037
Omniture Inc.(a)	309	5,633
OPNET Technologies Inc.(a)	388	5,242
Oracle Corp.(a)	135,181	2,450,832
Packeteer Inc.(a)	1,162	14,432
Parametric Technology Corp.(a)	1,864	35,584
Paychex Inc.	11,505	435,694
PDF Solutions Inc.(a)	704	7,948
Phase Forward Inc.(a)	1,137	14,929
QAD Inc.	282	2,566

Quality Systems Inc.	550	22,000
Quest Software Inc.(a)	1,563	25,430
Red Hat Inc.(a)	6,356	145,743
Renaissance Learning Inc.	261	3,437
Salesforce.com Inc.(a)	2,922	125,120
Schawk Inc.	97	1,757
SEI Investments Co.	2,186	131,663
Smith Micro Software Inc.(a)	984	18,332
SPSS Inc.(a)	650	23,465
Sybase Inc.(a)	166	4,196
Synchronoss Technologies Inc.(a)	184	3,202
Take-Two Interactive Software Inc.(a)(b)	126	2,538
Taleo Corp. Class A(a)	456	7,560
THQ Inc.(a)	1,727	59,046
Total System Services Inc.	1,256	40,004
Transaction Systems Architects Inc. Class A(a)	1,253	40,585
Trident Microsystems Inc.(a)	1,909	38,295
Ultimate Software Group Inc.(a)	800	20,952
VA Software Corp.(a)	2,088	8,415
VeriFone Holdings Inc.(a)	1,584	58,180
Wind River Systems Inc.(a)	2,525	25,099
Witness Systems Inc.(a)	1,123	30,265

		18,796,858

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	1,096	29,351

		29,351

TELECOMMUNICATIONS – 5.33%
Acme Packet Inc.(a)	255	3,769
ADC Telecommunications Inc.(a)	3,477	58,205
ADTRAN Inc.	1,430	34,821
Aeroflex Inc.(a)	376	4,944
American Tower Corp. Class A(a)	14,289	556,557
Anaren Inc.(a)	83	1,462
Anixter International Inc.(a)	542	35,739
Arris Group Inc.(a)	1,898	26,724
Atheros Communications Inc.(a)	1,934	46,281
Atlantic Tele-Network Inc.	163	4,259
Avanex Corp.(a)	5,500	9,845
Avaya Inc.(a)	1,204	14,219
Carrier Access Corp.(a)	164	838
Cbeyond Inc.(a)	552	16,190
C-COR Inc.(a)	1,117	15,482
Centennial Communications Corp.(a)	766	6,304
Ciena Corp.(a)	615	17,189
Cisco Systems Inc.(a)	207,619	5,300,513
Citizens Communications Co.	4,758	71,132
CommScope Inc.(a)	1,943	83,355
Comtech Telecommunications Corp.(a)	765	29,628
Corning Inc.(a)	53,006	1,205,356
CPI International Inc.(a)	236	4,536
Crown Castle International Corp.(a)	6,360	204,347
Dobson Communications Corp. Class A(a)(b)	4,967	42,667
EMS Technologies Inc.(a)	344	6,629
Eschelon Telecom Inc.(a)	240	6,936
FiberTower Corp.(a)(b)	4,025	20,890
Finisar Corp.(a)	7,616	26,656
Foundry Networks Inc.(a)	2,658	36,069
General Communication Inc. Class A(a)	1,045	14,630
Globalstar Inc.(a)(b)	239	2,533
Harmonic Inc.(a)	2,247	22,066
Harris Corp.	4,602	234,472

Harris Stratex Networks Inc.(a)	805	15,448
Hypercom Corp.(a)	1,793	10,686
I.D. Systems Inc.(a)	370	4,451
InterDigital Communications Corp.(a)	1,824	57,766
iPCS Inc.(a)	560	27,434
Ixia(a)	1,354	12,592
JDS Uniphase Corp.(a)	6,823	103,914
Juniper Networks Inc.(a)	10,420	205,066
Leap Wireless International Inc.(a)	666	43,943
Level 3 Communications Inc.(a)	47,073	287,145
Lightbridge Inc.(a)	638	11,210
Motorola Inc.	66,047	1,167,050
NETGEAR Inc.(a)	1,107	31,583
NeuStar Inc. Class A(a)	2,088	59,383
NII Holdings Inc. Class B(a)	4,952	367,339
North Pittsburgh Systems Inc.	501	10,907
Novatel Wireless Inc.(a)	983	15,767
NTELOS Holdings Corp.(a)	425	8,169
Oplink Communications Inc.(a)	33	593
Opnext Inc.(a)	225	3,328
Optium Corp.(a)	114	2,213
ORBCOMM Inc.(a)	116	1,479
PAETEC Holding Corp.(a)	795	8,332
ParkerVision Inc.(a)(b)	628	8,296
Plantronics Inc.	860	20,313
Polycom Inc.(a)	1,365	45,495
QUALCOMM Inc.	57,013	2,432,175
Radyne Corp.(a)	601	5,481
RF Micro Devices Inc.(a)	5,342	33,281
SAVVIS Inc.(a)	737	35,288
SBA Communications Corp.(a)	3,444	101,770
Shenandoah Telecommunications Co.	33	1,554
Sirenza Microdevices Inc.(a)	831	7,163
Sonus Networks Inc.(a)	8,447	68,167
Sprint Nextel Corp.	23,601	447,475
Switch & Data Facilities Co. Inc.(a)	247	4,476
Symmetricom Inc.(a)	266	2,208
Syniverse Holdings Inc.(a)	683	7,199
Tekelec(a)	1,643	24,497
TeleCorp PCS Inc. Escrow(c)	189	0
Telephone & Data Systems Inc.	1,964	117,094
Time Warner Telecom Inc. Class A(a)	3,755	77,991
United States Cellular Corp.(a)	310	22,770
UTStarcom Inc.(a)(b)	1,887	15,643
Viasat Inc.(a)	739	24,365
Vonage Holdings Corp.(a)	600	2,070
Wireless Facilities Inc.(a)	705	917
Zhone Technologies Inc.(a)	1,787	2,216

		14,128,945

TEXTILES – 0.07%
Cintas Corp.	4,559	164,580
Mohawk Industries Inc.(a)	207	16,984

		181,564

TOYS, GAMES & HOBBIES – 0.01%
LeapFrog Enterprises Inc.(a)	162	1,733
Marvel Entertainment Inc.(a)	1,219	33,827
RC2 Corp.(a)	39	1,575

		37,135

TRANSPORTATION – 2.33%
ABX Air Inc.(a)	1,951	13,364

American Commercial Lines Inc.(a)	2,060	64,787
Atlas Air Worldwide Holdings Inc.(a)	131	6,908
Burlington Northern Santa Fe Corp.	12,425	999,343
C.H. Robinson Worldwide Inc.	5,925	282,919
Celadon Group Inc.(a)	770	12,859
Con-way Inc.	1,611	80,292
CSX Corp.	7,391	296,010
Dynamex Inc.(a)	322	8,192
EGL Inc.(a)	1,053	41,730
Expeditors International Washington Inc.	7,247	299,446
FedEx Corp.	10,397	1,116,950
Florida East Coast Industries Inc.	748	46,892
Forward Air Corp.	954	31,368
Genesee & Wyoming Inc. Class A(a)	1,208	32,145
Heartland Express Inc.	1,067	16,944
Horizon Lines Inc. Class A	169	5,547
Hub Group Inc. Class A(a)	1,336	38,731
Hunt (J.B.) Transport Services Inc.	3,450	90,528
Kansas City Southern Industries Inc.(a)	913	32,485
Kirby Corp.(a)	1,763	61,670
Knight Transportation Inc.(b)	1,913	34,090
Landstar System Inc.	1,974	90,488
Marten Transport Ltd.(a)	151	2,398
Norfolk Southern Corp.	7,884	398,930
Old Dominion Freight Line Inc.(a)	942	27,139
P.A.M. Transportation Services Inc.(a)	102	2,103
Pacer International Inc.	1,258	33,891
Patriot Transportation Holding Inc.(a)	12	1,075
PHI Inc.(a)	264	7,144
Quality Distribution Inc.(a)	283	2,448
Swift Transportation Co. Inc.(a)	825	25,707
U.S. Xpress Enterprises Inc. Class A(a)	142	2,451
Union Pacific Corp.	4,162	422,651
United Parcel Service Inc. Class B	21,939	1,537,924
Universal Truckload Services Inc.(a)	200	4,842
USA Truck Inc.(a)	164	2,549

		6,174,940

TRUCKING & LEASING – 0.02%
AMERCO(a)	311	21,767
GATX Corp.	793	37,905
Greenbrier Companies Inc. (The)	167	4,459
TAL International Group Inc.	34	816

		64,947

WATER – 0.02%
Aqua America Inc.	2,603	58,437

		58,437

TOTAL COMMON STOCKS (Cost: $247,461,812)		265,592,563

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.79%

CERTIFICATES OF DEPOSIT(d) – 0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$18,664	18,664

Deutsche Bank AG
5.35%, 08/08/07	23,331	23,331

		41,995

COMMERCIAL PAPER(d) – 0.13%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	8,876	8,864
BNP Paribas Finance Inc.
5.12%, 06/06/07	3,266	3,236
Bryant Park Funding LLC
5.28%, 04/23/07(e)	13,998	13,955
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	6,999	6,982
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	13,998	13,968
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	38,897	38,720
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	22,532	22,528
Five Finance Inc.
5.22%, 04/20/07(e)	4,293	4,282
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	16,331	16,126
Giro Funding Corp.
5.29%, 04/23/07(e)	9,332	9,303
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	18,198	18,056
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	4,666	4,600
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	13,998	13,951
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	6,999	6,977
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	11,791	11,645
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	21,053	20,951
Nationwide Building Society
5.21%, 04/13/07(e)	8,866	8,852
Nestle Capital Corp.
5.19%, 08/09/07	5,599	5,495
Park Granada LLC
5.50%, 04/02/07(e)	19,675	19,675
Park Sienna LLC
5.50%, 04/02/07(e)	1,866	1,866
Sedna Finance Inc.
5.22%, 04/17/07(e)	5,319	5,308
Simba Funding Corp.
5.20%, 07/23/07(e)	9,332	9,181
Societe Generale
5.18%, 05/16/07	23,331	23,183
Tulip Funding Corp.
5.30%, 04/26/07(e)	12,612	12,567
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	15,205	15,205
Westpac Banking Corp.
5.20%, 07/12/07(e)	8,399	8,276
Zela Finance Inc.
5.20%, 07/16/07(e)	5,599	5,514

		329,266

MEDIUM-TERM NOTES(d) – 0.01%
Bank of America N.A.
5.28%, 04/20/07	2,333	2,333
Cullinan Finance Corp.
5.71%, 06/28/07(e)	6,999	6,999
K2 USA LLC
5.39%, 06/04/07(e)	6,999	6,999
Sigma Finance Inc.
5.51%, 06/18/07(e)	7,652	7,652

		23,983

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(f)(g)	486,622	486,622

		486,622

REPURCHASE AGREEMENTS(d) – 0.16%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $18,674 (collateralized by non-U.S. Government debt securities, value $19,246, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$18,665	18,665
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $27,450 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $29,320, 3.75% to 8.50%, 5/15/08 to 6/12/46).	27,437	27,437
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $17,739 (collateralized by U.S. Government obligations, value $18,106, 5.50%, 12/1/34).	17,731	17,731
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $14,004 (collateralized by non-U.S. Government debt securities, value $14,452, 1.00% to 10.00%, 10/17/18 to 11/25/52).	13,998	13,998
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $23,342 (collateralized by non-U.S. Government debt securities, value $25,486, 4.50% to 7.84%, 12/1/07 to 7/15/21).	23,331	23,331
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $933 (collateralized by non-U.S. Government debt securities, value $980, 4.50% to 7.84%, 12/1/07 to 7/15/21).	933	933
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $60,688 (collateralized by non-U.S. Government debt securities, value $64,585, 0.00% to 6.01%, 5/27/33 to 3/15/37).	60,660	60,660
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $10,270 (collateralized by non-U.S. Government debt securities, value $10,930, 0.00% to 6.01%, 5/27/33 to 3/15/37).	10,265	10,265
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $5,602 (collateralized by non-U.S. Government debt securities, value $5,962, 0.00% to 6.01%, 5/27/33 to 3/15/37).	5,599	5,599

Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $32,678 (collateralized by non-U.S. Government debt securities, value $34,334, 4.70% to 6.25%, 11/25/35 to 10/17/48).	32,663	32,663
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $18,674 (collateralized by non-U.S. Government debt securities, value $19,619, 0.00% to 8.85%, 8/15/09 to 10/15/49).	18,665	18,665
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $22,137 (collateralized by non-U.S. Government debt securities, value $22,979, 0.00% to 5.68%, 4/17/07 to 1/25/47).	22,127	22,127
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $9,336 (collateralized by non-U.S. Government debt securities, value $10,316, 5.65% to 9.49%, 1/1/17 to 6/1/48).	9,332	9,332
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,668 (collateralized by non-U.S. Government debt securities, value $4,905, 3.73% to 5.33%, 12/1/35 to 6/1/46).	4,666	4,666
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $2,334 (collateralized by non-U.S. Government debt securities, value $2,453, 4.70% to 8.75%, 6/1/10 to 3/15/32).	2,333	2,333
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $65,356 (collateralized by non-U.S. Government debt securities, value $83,102, 1.13% to 10.07%, 1/15/09 to 10/12/49).	65,326	65,326
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,336 (collateralized by non-U.S. Government debt securities, value $9,623, 3.60% to 10.13%, 7/15/07 to 7/1/26).	9,332	9,332
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,682 (collateralized by non-U.S. Government debt securities, value $49,086, 4.22% to 8.32%, 1/17/14 to 12/20/54).	46,661	46,661
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,336 (collateralized by non-U.S. Government debt securities, value $9,710, 0.00% to 10.00%, 4/1/07 to 3/31/37).	9,332	9,332
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $6,913 (collateralized by non-U.S. Government debt securities, value $8,890, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	6,533	6,533
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $25,209 (collateralized by non-U.S. Government debt securities, value $26,486, 0.06% to 8.32%, 5/15/09 to 3/15/49).	25,197	25,197

		430,786

TIME DEPOSITS(d) – 0.04%
Bank of Montreal
5.25%, 04/02/07	18,907	18,907
Credit Suisse First Boston NY
5.32%, 04/03/07	46,661	46,661

Danske Bank
5.46%, 04/02/07	27,997	27,997
Deutsche Bank AG
5.25%, 04/02/07	16,336	16,336

		109,901

VARIABLE & FLOATING RATE NOTES(d) – 0.25%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	23,891	23,892
American Express Centurion Bank
5.41%, 07/19/07	10,265	10,269
American Express Credit Corp.
5.42%, 03/05/08	2,800	2,801
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	17	17
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	6,999	6,999
ASIF Global Financing
5.40%, 05/03/07(e)	933	933
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	6,066	6,066
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	13,532	13,533
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	23,797	23,798
BMW US Capital LLC
5.32%, 04/15/08(e)	9,332	9,332
BNP Paribas
5.33%, 11/19/07(e)	17,265	17,265
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	8,959	8,958
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	6,066	6,066
CC USA Inc.
5.35%, 07/30/07(e)	4,666	4,666
Commodore CDO Ltd.
5.42%, 12/12/07(e)	2,006	2,006
Credit Agricole SA
5.33%, 11/23/07	9,332	9,332
Cullinan Finance Corp.
5.36%, 04/25/07(e)	2,333	2,333
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	430	430
DEPFA Bank PLC
5.39%, 12/14/07(e)	9,332	9,332
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	10,732	10,732
Fifth Third Bancorp
5.32%, 02/22/08(e)	18,665	18,665
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	6,066	6,066
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	9,799	9,799
Granite Master Issuer PLC
5.29%, 08/20/07(e)	32,663	32,663
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	21,464	21,378
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	13,998	13,999
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	9,332	9,332

Holmes Financing PLC
5.29%, 07/16/07(e)	16,331	16,331
JP Morgan Securities Inc.
5.52%, 11/16/07	18,665	18,665
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	25,664	25,664
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	6,999	6,999
Kestrel Funding LLC
5.30%, 07/11/07(e)	3,733	3,733
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	5,599	5,599
Leafs LLC
5.32%, 01/22/08(e)	9,024	9,024
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	10,265	10,265
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	3,290	3,290
Marshall & Ilsley Bank
5.32%, 02/15/08	5,133	5,133
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	16,889	16,889
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	10,265	10,265
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	13,998	13,998
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	933	933
Mound Financing PLC
5.29%, 05/08/07(e)	8,772	8,772
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	14,932	14,931
National City Bank of Indiana
5.34%, 05/21/07	4,666	4,666
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	30,796	30,799
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	9,356	9,355
Northern Rock PLC
5.38%, 02/01/08(e)	11,199	11,199
Pricoa Global Funding I
5.31%, 02/27/08(e)	12,599	12,599
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	13,532	13,531
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	9,332	9,332
Strips III LLC
5.37%, 07/24/07(e)	1,839	1,839
SunTrust Bank
5.29%, 05/01/07	9,332	9,332
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	22,771	22,770
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	6,066	6,066
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	10,149	10,149
Wachovia Bank N.A.
5.48%, 05/22/07	23,611	23,611
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	6,999	7,001
Wells Fargo & Co.
5.33%, 11/15/07(e)	4,666	4,666

WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	6,999	6,999
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	27,997	27,995
Wind Master Trust
5.31%, 07/25/07(e)	3,733	3,733

		666,795

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,089,348)		2,089,348

TOTAL INVESTMENTS IN SECURITIES – 100.91% (Cost: $249,551,160)		267,681,911
SHORT POSITIONS(i) – (0.27)%
COMMON STOCKS – (0.27)%
Kraft Foods Inc.	(22,264)	(704,878)

		(704,878)

TOTAL SHORT POSITIONS (Proceeds: $705,869)		(704,878)
Other Assets, Less Liabilities – (0.64)%		(1,707,716)

NET ASSETS – 100.00%		$265,269,317

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

(i)	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.06%
Catalina Marketing Corp.	1,767	$55,802
Donnelley (R.H.) Corp.	4,634	328,504
ValueVision Media Inc. Class A(a)	138	1,706

		386,012
AEROSPACE & DEFENSE – 1.24%
AAR Corp.(a)	420	11,575
AeroVironment Inc.(a)	212	4,846
Alliant Techsystems Inc.(a)	1,917	168,543
Armor Holdings Inc.(a)	2,703	181,993
Curtiss-Wright Corp.	3,745	144,332
DRS Technologies Inc.	2,531	132,042
EDO Corp.	1,449	37,964
Esterline Technologies Corp.(a)	1,406	57,744
General Dynamics Corp.	35,885	2,741,614
Goodrich Corp.	759	39,073
Herley Industries Inc.(a)	1,060	16,557
Innovative Solutions & Support Inc.(a)	512	12,964
K&F Industries Holdings Inc.(a)	1,001	26,957
Kaman Corp.	2,099	48,928
L-3 Communications Holdings Inc.	10,167	889,307
Moog Inc. Class A(a)	3,224	134,280
MTC Technologies Inc.(a)	267	5,615
Northrop Grumman Corp.	28,500	2,115,270
Orbital Sciences Corp.(a)	2,807	52,603
Raytheon Co.	20,833	1,092,899
Sequa Corp. Class A(a)	607	72,700
Spirit AeroSystems Holdings Inc. Class A(a)	1,337	42,583
Teledyne Technologies Inc.(a)	477	17,859
TransDigm Group Inc.(a)	358	13,024
Triumph Group Inc.	1,117	61,815
United Technologies Corp.	7,617	495,105

		8,618,192
AGRICULTURE – 1.92%
Alliance One International Inc.(a)	8,368	77,237
Altria Group Inc.	101,760	8,935,546
Archer-Daniels-Midland Co.	58,582	2,149,959
Delta & Pine Land Co.	818	33,702
Loews Corp. - Carolina Group	8,405	635,502
Maui Land & Pineapple Co. Inc.(a)	154	5,567
Reynolds American Inc.	15,461	964,921
Universal Corp.	2,281	139,939
UST Inc.	6,416	372,000
Vector Group Ltd.	1,115	20,862

		13,335,235

AIRLINES – 0.19%
Alaska Air Group Inc.(a)	1,772	67,513
Allegiant Travel Co.(a)	226	7,119
AMR Corp.(a)	5,238	159,497
ExpressJet Holdings Inc.(a)	3,773	22,034
Frontier Airlines Holdings Inc.(a)(b)	4,842	29,100
JetBlue Airways Corp.(a)	4,443	51,139
Mesa Air Group Inc.(a)	3,924	29,548
Republic Airways Holdings Inc.(a)	2,631	60,408
SkyWest Inc.	3,375	90,551
Southwest Airlines Co.	30,350	446,145
UAL Corp.(a)	9,791	373,722

		1,336,776
APPAREL – 0.33%
Cherokee Inc.	167	7,191
Columbia Sportswear Co.	1,159	72,217
Deckers Outdoor Corp.(a)	419	29,757
Hanesbrands Inc.(a)	4,013	117,942
Hartmarx Corp.(a)	2,804	20,750
Heelys Inc.(a)	286	8,391
Jones Apparel Group Inc.	10,076	309,635
Kellwood Co.	2,370	69,512
K-Swiss Inc. Class A	1,073	28,992
Liz Claiborne Inc.	9,418	403,561
Maidenform Brands Inc.(a)	232	5,352
Oxford Industries Inc.	1,262	62,393
Perry Ellis International Inc.(a)	959	30,678
Phillips-Van Heusen Corp.	2,514	147,823
Quiksilver Inc.(a)	8,839	102,532
Skechers U.S.A. Inc. Class A(a)	34	1,141
Stride Rite Corp.	3,230	49,710
Timberland Co. Class A(a)	2,096	54,559
VF Corp.	7,777	642,536
Warnaco Group Inc. (The)(a)	2,360	67,024
Weyco Group Inc.	619	16,082
Wolverine World Wide Inc.	2,477	70,768

		2,318,546
AUTO MANUFACTURERS – 0.30%
General Motors Corp.	43,412	1,330,144
PACCAR Inc.	9,231	677,555
Wabash National Corp.	4,971	76,653

		2,084,352
AUTO PARTS & EQUIPMENT – 0.43%
Accuride Corp.(a)	1,534	22,396
Aftermarket Technology Corp.(a)	1,920	46,618
American Axle & Manufacturing Holdings Inc.	5,542	151,574
ArvinMeritor Inc.	8,499	155,107
Autoliv Inc.	7,565	432,037
Bandag Inc.	1,001	50,741
BorgWarner Inc.	4,813	362,996
Commercial Vehicle Group Inc.(a)	2,240	46,144
Cooper Tire & Rubber Co.	7,608	139,150
Johnson Controls Inc.	7,594	718,544
Lear Corp.(a)	7,031	256,702
Modine Manufacturing Co.	3,819	87,455
Noble International Ltd.	280	4,698
Superior Industries International Inc.(b)	3,972	82,737
Tenneco Inc.(a)	4,093	104,208
Titan International Inc.	1,447	36,653
TRW Automotive Holdings Corp.(a)	4,512	157,108
Visteon Corp.(a)	14,848	126,802

		2,981,670

BANKS – 11.24%
Alabama National Bancorp	1,383	97,930
AMCORE Financial Inc.	1,928	61,214
AmericanWest Bancorporation	1,005	21,648
Ameris Bancorp	1,147	28,079
Arrow Financial Corp.	847	18,973
Associated Bancorp	11,848	398,093
BancFirst Corp.	522	24,195
Bancorp Inc. (The)(a)	787	20,462
BancorpSouth Inc.	6,753	165,111
BancTrust Financial Group Inc.	871	18,430
Bank Mutual Corp.	5,374	61,102
Bank of America Corp.	406,965	20,763,354
Bank of Granite Corp.	1,422	25,482
Bank of Hawaii Corp.	1,170	62,045
Bank of New York Co. Inc. (The)	64,163	2,601,810
Banner Corp.	1,059	44,001
BB&T Corp.	48,675	1,996,648
BOK Financial Corp.	1,924	95,296
Boston Private Financial Holdings Inc.	3,101	86,580
Cadence Financial Corp.	859	17,180
Camden National Corp.	609	26,431
Capital City Bank Group Inc.	1,152	38,362
Capital Corp of the West	493	13,089
Capitol Bancorp Ltd.	1,128	41,567
Cardinal Financial Corp.	557	5,559
Cascade Bancorp	128	3,320
Cathay General Bancorp	4,299	146,080
Centennial Bank Holdings Inc.(a)	8,586	74,269
Center Financial Corp.	374	7,394
Centerstate Banks of Florida Inc.	788	13,924
Central Pacific Financial Corp.	2,690	98,373
Chemical Financial Corp.	2,202	65,598
Chittenden Corp.	4,111	124,111
Citizens Banking Corp.	6,639	147,120
City Bank	638	20,486
City Holding Co.	1,325	53,596
City National Corp.	3,673	270,333
Coastal Financial Corp.	510	7,971
Colonial BancGroup Inc. (The)	13,991	346,277
Columbia Bancorp	172	4,130
Columbia Banking System Inc.	1,411	47,593
Comerica Inc.	14,396	851,092
Commerce Bancshares Inc.	5,911	285,560
Community Bancorp(a)	514	15,805
Community Bank System Inc.	2,615	54,706
Community Banks Inc.	2,088	49,841
Community Trust Bancorp Inc.	1,181	42,788
Compass Bancshares Inc.	11,496	790,925
Corus Bankshares Inc.(b)	3,723	63,514
Cullen/Frost Bankers Inc.	3,146	164,630
CVB Financial Corp.	2,219	26,406
East West Bancorp Inc.	408	15,002
F.N.B. Corp. (Pennsylvania)	5,417	91,276
Farmers Capital Bank Corp.	602	17,687
Fifth Third Bancorp	42,973	1,662,625
First Bancorp (North Carolina)	1,039	22,214
First BanCorp (Puerto Rico)	7,195	95,406
First Busey Corp. Class A	375	8,036
First Charter Corp.	3,165	68,047
First Citizens BancShares Inc. Class A	551	110,751

First Commonwealth Financial Corp.	6,207	72,932
First Community Bancorp	1,727	97,645
First Community Bancshares Inc.	763	29,757
First Financial Bancorp	2,957	44,680
First Financial Bankshares Inc.	1,549	64,779
First Financial Corp.	1,169	36,181
First Horizon National Corp.	11,103	461,108
First Indiana Corp.	1,032	22,549
First Merchants Corp.	1,639	38,877
First Midwest Bancorp Inc.	4,125	151,594
First Regional Bancorp(a)	62	1,841
First Republic Bank	1,806	96,982
1st Source Corp.	1,131	29,598
First State Bancorp	1,709	38,538
FirstMerit Corp.	7,191	151,802
FNB Corp. (Virginia)	645	23,110
Frontier Financial Corp.	2,297	57,310
Fulton Financial Corp.	15,599	226,653
GB&T Bancshares Inc.	1,361	24,675
Glacier Bancorp Inc.	3,970	95,439
Great Southern Bancorp Inc.	725	21,228
Greater Bay Bancorp	4,584	123,264
Greene County Bancshares Inc.	767	26,009
Hancock Holding Co.	1,306	57,438
Hanmi Financial Corp.	3,589	68,406
Harleysville National Corp.	2,553	45,494
Heartland Financial USA Inc.	1,279	34,213
Heritage Commerce Corp.	502	12,796
Home Bancshares Inc.	799	17,618
Horizon Financial Corp.	1,102	24,332
Huntington Bancshares Inc.	22,088	482,623
IBERIABANK Corp.	869	48,369
Independent Bank Corp. (Massachusetts)	1,315	43,316
Independent Bank Corp. (Michigan)	2,030	41,351
Integra Bank Corp.	1,542	34,371
International Bancshares Corp.	3,771	111,886
Intervest Bancshares Corp.(a)	343	9,844
Irwin Financial Corp.	1,788	33,328
ITLA Capital Corp.	497	25,854
KeyCorp	36,369	1,362,746
Lakeland Bancorp Inc.(b)	1,675	22,696
Lakeland Financial Corp.	649	14,732
M&T Bank Corp.	6,833	791,466
Macatawa Bank Corp.	1,062	19,541
MainSource Financial Group Inc.	1,507	25,589
Marshall & Ilsley Corp.	22,673	1,049,987
MB Financial Inc.	2,140	77,061
MBT Financial Corp.	1,297	16,744
Mellon Financial Corp.	3,881	167,426
Mercantile Bank Corp.	533	17,312
MetroCorp Bancshares Inc.	558	11,830
Mid-State Bancshares	1,955	71,729
Midwest Banc Holdings Inc.	1,548	27,415
Nara Bancorp Inc.	804	14,078
National City Corp.	54,934	2,046,291
National Penn Bancshares Inc.	4,235	80,042
NBT Bancorp Inc.	3,008	70,477
Northern Trust Corp.	1,049	63,087
Old National Bancorp	6,157	111,934
Old Second Bancorp Inc.	1,061	29,071
Omega Financial Corp.	1,124	32,045
Oriental Financial Group Inc.	1,835	21,616
Pacific Capital Bancorp	3,718	119,422

Park National Corp.(b)	1,034	97,692
Peoples Bancorp Inc.	924	24,403
Pinnacle Financial Partners Inc.(a)	431	13,150
Placer Sierra Bancshares	533	14,423
PNC Financial Services Group	30,904	2,224,161
Popular Inc.	26,503	438,890
Preferred Bank	38	1,490
PremierWest Bancorp	1,158	15,645
Prosperity Bancshares Inc.	2,921	101,476
Provident Bankshares Corp.	3,007	98,810
Regions Financial Corp.	65,079	2,301,844
Renasant Corp.	1,377	33,984
Republic Bancorp Inc. Class A	691	15,624
Royal Bancshares of Pennsylvania Class A	417	9,904
S&T Bancorp Inc.	2,152	71,102
Sandy Spring Bancorp Inc.	1,299	44,997
Santander BanCorp	386	6,797
SCBT Financial Corp.	807	29,262
Seacoast Banking Corp. of Florida	362	8,207
Security Bank Corp.	1,559	31,398
Shore Bancshares Inc.	747	19,758
Simmons First National Corp. Class A	1,266	38,069
Sky Financial Group Inc.	9,646	259,092
South Financial Group Inc. (The)	6,763	167,181
Southside Bancshares Inc.	808	18,511
Southwest Bancorp Inc.	1,075	27,617
State Street Corp.	1,896	122,766
Sterling Bancorp	1,660	30,046
Sterling Bancshares Inc.	6,026	67,371
Sterling Financial Corp. (Pennsylvania)	2,225	49,395
Sterling Financial Corp. (Washington)	4,304	134,242
Sun Bancorp Inc. (New Jersey)(a)	1,261	23,442
SunTrust Banks Inc.	32,607	2,707,685
Superior Bancorp(a)	650	7,020
Susquehanna Bancshares Inc.	4,614	106,999
SY Bancorp Inc.	863	21,454
Synovus Financial Corp.	13,499	436,558
Taylor Capital Group Inc.	522	18,270
TCF Financial Corp.	7,385	194,669
TD Banknorth Inc.	9,049	291,016
Tompkins Trustco Inc.	502	21,014
TriCo Bancshares	905	21,421
Trustmark Corp.	4,013	112,525
U.S. Bancorp	158,897	5,556,628
UCBH Holdings Inc.	2,163	40,275
UMB Financial Corp.	2,800	105,728
Umpqua Holdings Corp.	5,090	136,259
Union Bankshares Corp.	1,164	30,194
UnionBanCal Corp.	4,664	295,791
United Bancshares Inc.	3,383	118,506
United Community Banks Inc.	2,667	87,451
Univest Corp. of Pennsylvania	1,018	25,216
USB Holding Co. Inc.	604	13,705
Valley National Bancorp	10,490	264,873
Virginia Financial Group Inc.	938	24,322
Wachovia Corp.	154,473	8,503,739
Washington Trust Bancorp Inc.	1,018	27,293
Webster Financial Corp.	4,758	228,432
Wells Fargo & Co.	254,499	8,762,401
WesBanco Inc.	1,932	59,641
West Bancorporation	221	3,335
West Coast Bancorp	1,463	46,772
Westamerica Bancorp	1,393	67,101

Whitney Holding Corp.	5,739	175,499
Wilmington Trust Corp.	5,937	250,363
Wintrust Financial Corp.	1,413	63,034
Yardville National Bancorp	756	27,450
Zions Bancorporation	9,478	801,081

		78,086,123
BEVERAGES – 0.84%
Anheuser-Busch Companies Inc.	24,715	1,247,119
Boston Beer Co. Inc. Class A(a)	267	8,904
Coca-Cola Co. (The)	61,385	2,946,480
Coca-Cola Enterprises Inc.	27,437	555,599
Constellation Brands Inc. Class A(a)	14,587	308,953
Farmer Brothers Co.	605	13,733
Molson Coors Brewing Co. Class B	4,376	414,057
Pepsi Bottling Group Inc.	6,023	192,073
PepsiAmericas Inc.	5,720	127,670

		5,814,588
BIOTECHNOLOGY – 0.25%
ADVENTRX Pharmaceuticals Inc.(a)	3,744	9,360
Affymax Inc.(a)	56	1,803
Arena Pharmaceuticals Inc.(a)	2,428	26,368
ARIAD Pharmaceuticals Inc.(a)	3,350	15,041
Biogen Idec Inc.(a)	15,644	694,281
Bio-Rad Laboratories Inc. Class A(a)	1,650	115,236
Cambrex Corp.	2,346	57,712
Celera Group(a)	6,793	96,461
Charles River Laboratories International Inc.(a)	4,175	193,135
deCODE genetics Inc.(a)	4,082	14,899
Genitope Corp.(a)(b)	6,411	26,606
Geron Corp.(a)	2,990	20,930
Incyte Corp.(a)	4,614	30,406
Invitrogen Corp.(a)	2,752	175,165
Martek Biosciences Corp.(a)	997	20,558
Maxygen Inc.(a)	2,589	28,867
Millennium Pharmaceuticals Inc.(a)	13,191	149,850
Molecular Insight Pharmaceuticals Inc.	66	784
Replidyne Inc.(a)	82	456
Savient Pharmaceuticals Inc.(a)	4,774	57,383

		1,735,301
BUILDING MATERIALS – 0.15%
Apogee Enterprises Inc.	280	5,611
Comfort Systems USA Inc.	2,337	27,997
Goodman Global Inc.(a)	737	12,986
Lennox International Inc.	5,121	182,820
LSI Industries Inc.	1,800	30,132
Masco Corp.	14,124	386,998
PGT Inc.(a)	437	5,244
Simpson Manufacturing Co. Inc.(b)	346	10,671
Texas Industries Inc.	1,736	131,120
U.S. Concrete Inc.(a)	546	4,270
Universal Forest Products Inc.	1,211	60,005
USG Corp.(a)	3,807	177,711

		1,035,565
CHEMICALS – 2.00%
Air Products & Chemicals Inc.	17,727	1,311,089
Airgas Inc.	379	15,975
Albemarle Corp.	6,941	286,941
Arch Chemicals Inc.	1,941	60,598
Ashland Inc.	5,204	341,382

Cabot Corp.	3,369	160,802
Celanese Corp. Class A	3,091	95,326
CF Industries Holdings Inc.	4,997	192,634
Chemtura Corp.	22,549	246,461
Cytec Industries Inc.	3,726	209,550
Dow Chemical Co. (The)	86,210	3,953,591
Du Pont (E.I.) de Nemours and Co.	16,470	814,112
Eastman Chemical Co.	7,384	467,629
Ferro Corp.	3,751	81,059
FMC Corp.	3,519	265,438
Fuller (H.B.) Co.	5,354	146,004
Grace (W.R.) & Co.(a)	3,098	81,849
Hercules Inc.(a)	4,783	93,460
Huntsman Corp.	3,198	61,050
Innophos Holdings Inc.	372	6,432
Innospec Inc.	1,067	61,502
International Flavors & Fragrances Inc.	2,560	120,883
Lubrizol Corp.	6,145	316,652
Lyondell Chemical Co.	19,647	588,821
Minerals Technologies Inc.	1,767	109,837
Mosaic Co. (The)(a)	13,294	354,418
NL Industries Inc.	229	2,496
Olin Corp.	5,773	97,795
OM Group Inc.(a)	2,669	119,251
OMNOVA Solutions Inc.(a)	1,905	10,401
Pioneer Companies Inc.(a)	110	3,040
PolyOne Corp.(a)	9,500	57,950
PPG Industries Inc.	12,863	904,398
Rockwood Holdings Inc.(a)	3,097	85,725
Rohm & Haas Co.	12,300	636,156
RPM International Inc.	10,649	245,992
Schulman (A.) Inc.	2,210	52,068
Sensient Technologies Corp.	4,094	105,543
Sherwin-Williams Co. (The)	3,721	245,735
Sigma-Aldrich Corp.	6,635	275,485
Spartech Corp.	2,826	82,915
Stepan Co.	534	14,017
Terra Industries Inc.(a)	8,643	151,252
Tronox Inc. Class B	3,629	50,733
UAP Holding Corp.	1,790	46,271
Valspar Corp. (The)	9,143	254,450
Westlake Chemical Corp.	1,184	32,146

		13,917,314
COAL – 0.00%
International Coal Group Inc.(a)	4,301	22,580

		22,580
COMMERCIAL SERVICES – 0.84%
ABM Industries Inc.	3,856	101,760
ADESA Inc.	8,106	223,969
Albany Molecular Research Inc.(a)	1,414	13,928
AMN Healthcare Services Inc.(a)	171	3,868
Arbitron Inc.	622	29,203
Avis Budget Group Inc.(a)	7,793	212,905
BearingPoint Inc.(a)	19,338	148,129
Bowne & Co. Inc.	2,810	44,201
Capella Education Co.(a)	42	1,409
CBIZ Inc.(a)	3,005	21,335
CDI Corp.	920	26,606
Central Parking Corp.	887	19,674
Clayton Holdings Inc.(a)	27	414
Coinmach Service Corp. Class A	1,147	12,170

Coinstar Inc.(a)	2,307	72,209
Compass Diversified Trust	884	14,825
Consolidated Graphics Inc.(a)	349	25,843
Convergys Corp.(a)	11,703	297,373
Cornell Companies Inc.(a)	1,013	20,483
Corrections Corp. of America(a)	1,782	94,107
CorVel Corp.(a)	420	12,705
CRA International Inc.(a)	95	4,957
Cross Country Healthcare Inc.(a)	2,446	44,591
Deluxe Corp.	4,515	151,388
Dollar Thrifty Automotive Group Inc.(a)	2,176	111,063
Donnelley (R.R.) & Sons Co.	19,483	712,883
DynCorp International Inc.(a)	906	13,672
Educate Inc.(a)	1,554	11,904
Electro Rent Corp.(a)	1,677	24,149
Equifax Inc.	1,039	37,872
ExlService Holdings Inc.(a)	128	2,641
Exponent Inc.(a)	1,158	23,102
First Advantage Corp. Class A(a)	90	2,157
Forrester Research Inc.(a)	297	8,423
FTI Consulting Inc.(a)	1,558	52,333
Global Cash Access Inc.(a)	966	16,123
HealthSpring Inc.(a)	375	8,831
Heidrick & Struggles International Inc.(a)	266	12,888
Hertz Global Holdings Inc.(a)	2,442	57,875
Hewitt Associates Inc. Class A(a)	9,093	265,788
Hudson Highland Group Inc.(a)	139	2,167
Interactive Data Corp.	2,943	72,839
Kelly Services Inc. Class A	1,133	36,483
Korn/Ferry International(a)	794	18,214
Landauer Inc.	225	11,358
Laureate Education Inc.(a)	615	36,267
LECG Corp.(a)	421	6,096
Live Nation Inc.(a)	4,326	95,432
Manpower Inc.	1,120	82,622
MAXIMUS Inc.	1,901	65,546
McKesson Corp.	8,227	481,609
MPS Group Inc.(a)	5,707	80,754
Navigant Consulting Inc.(a)	266	5,256
PharmaNet Development Group Inc.(a)	1,583	41,158
PHH Corp.(a)	5,724	174,925
PRA International(a)	66	1,423
QC Holdings Inc.	358	4,758
Quanta Services Inc.(a)	5,449	137,424
Rent-A-Center Inc.(a)	5,985	167,460
Rewards Network Inc.(a)	2,140	11,342
SAIC Inc.(a)	3,876	67,132
Service Corp. International	26,590	315,357
ServiceMaster Co. (The)	18,291	281,498
Source Interlink Companies Inc.(a)(b)	3,733	25,048
Spherion Corp.(a)	2,428	21,415
Standard Parking Corp.(a)	16	566
StarTek Inc.	1,392	13,628
Stewart Enterprises Inc. Class A	9,260	74,636
TNS Inc.(a)	1,592	25,615
United Rentals Inc.(a)	6,208	170,720
Valassis Communications Inc.(a)	2,123	36,494
Vertrue Inc.(a)	659	31,704
Viad Corp.	1,948	75,193
Volt Information Sciences Inc.(a)	1,114	29,176
Watson Wyatt Worldwide Inc.	2,756	134,079
Wright Express Corp.(a)	557	16,894

		5,812,044

COMPUTERS – 1.72%
Affiliated Computer Services Inc. Class A(a)	5,134	302,290
Agilysys Inc.	2,693	60,512
BISYS Group Inc. (The)(a)	9,887	113,305
Brocade Communications Systems Inc.(a)	19,242	183,184
CACI International Inc. Class A(a)	478	22,399
Cadence Design Systems Inc.(a)	3,751	78,996
Ceridian Corp.(a)	1,283	44,700
CIBER Inc.(a)	4,504	35,446
Computer Sciences Corp.(a)	15,430	804,366
Covansys Corp.(a)	2,736	67,524
Diebold Inc.	1,170	55,821
Echelon Corp.(a)	2,711	28,574
Electronic Data Systems Corp.	20,450	566,056
Electronics For Imaging Inc.(a)	5,246	123,019
EMC Corp.(a)	23,823	329,949
Gateway Inc.(a)	28,538	62,498
Hewlett-Packard Co.	98,474	3,952,746
Hutchinson Technology Inc.(a)	2,237	52,234
iGATE Corp.(a)	162	1,335
IHS Inc. Class A(a)	241	9,908
Imation Corp.	3,182	128,489
Integral Systems Inc.	23	556
International Business Machines Corp.	12,351	1,164,205
Isilon Systems Inc.(a)	353	5,708
Komag Inc.(a)	657	21,504
Lexmark International Inc. Class A(a)	2,086	121,948
Magma Design Automation Inc.(a)	3,428	40,999
Manhattan Associates Inc.(a)	2,003	54,942
Mentor Graphics Corp.(a)	7,338	119,903
Mercury Computer Systems Inc.(a)	1,326	18,392
MTS Systems Corp.	86	3,340
NCR Corp.(a)	12,669	605,198
Ness Technologies Inc.(a)	1,520	19,426
NetScout Systems Inc.(a)	407	3,683
Palm Inc.(a)	7,915	143,499
Perot Systems Corp. Class A(a)	7,881	140,833
Quantum Corp.(a)	21,517	58,096
RadiSys Corp.(a)	1,290	21,079
Riverbed Technology Inc.(a)(b)	292	8,071
SI International Inc.(a)	633	18,173
Silicon Storage Technology Inc.(a)	5,026	24,778
Sun Microsystems Inc.(a)	287,168	1,725,880
Synopsys Inc.(a)	11,747	308,124
Unisys Corp.(a)	31,640	266,725

		11,918,413
COSMETICS & PERSONAL CARE – 2.19%
Alberto-Culver Co.	5,601	128,151
Bare Escentuals Inc.(a)	510	18,294
Chattem Inc.(a)	513	30,236
Colgate-Palmolive Co.	4,721	315,316
Elizabeth Arden Inc.(a)	2,295	50,077
Inter Parfums Inc.	121	2,541
Physicians Formula Holdings Inc.(a)	316	5,966
Procter & Gamble Co.	232,469	14,682,742

		15,233,323
DISTRIBUTION & WHOLESALE – 0.25%
BlueLinx Holdings Inc.	1,563	16,411
Building Materials Holding Corp.	2,557	46,307
Central European Distribution Corp.(a)	491	14,293

Core-Mark Holding Co. Inc.(a)	882	31,470
Genuine Parts Co.	15,551	761,999
Grainger (W.W.) Inc.	1,694	130,845
Houston Wire & Cable Co.(a)(b)	361	10,115
Ingram Micro Inc. Class A(a)	12,609	243,480
Owens & Minor Inc.(b)	3,504	128,702
ScanSource Inc.(a)	113	3,033
Tech Data Corp.(a)	5,024	179,909
United Stationers Inc.(a)	2,590	155,193

		1,721,757
DIVERSIFIED FINANCIAL SERVICES – 10.52%
Advanta Corp. Class B	1,512	66,286
AmeriCredit Corp.(a)(b)	7,877	180,068
Ameriprise Financial Inc.	19,081	1,090,288
Asset Acceptance Capital Corp.(a)	373	5,770
Bear Stearns Companies Inc. (The)	10,902	1,639,116
Calamos Asset Management Inc. Class A	488	10,892
Capital One Financial Corp.	31,955	2,411,324
CharterMac	4,603	89,068
CIT Group Inc.	18,537	980,978
Citigroup Inc.	443,735	22,781,355
Cohen & Steers Inc.	247	10,641
CompuCredit Corp.(a)(b)	394	12,301
Countrywide Financial Corp.	54,537	1,834,625
E*TRADE Financial Corp.(a)	3,498	74,228
Edwards (A.G.) Inc.	6,600	456,588
eSpeed Inc.(a)	1,805	17,147
Federal Agricultural Mortgage Corp.(b)	1,569	42,677
Federal Home Loan Mortgage Corp.	31,209	1,856,623
Federal National Mortgage Association	87,175	4,758,012
Financial Federal Corp.	2,365	62,247
GAMCO Investors Inc. Class A	502	21,752
Goldman Sachs Group Inc. (The)	8,342	1,723,707
IndyMac Bancorp Inc.(b)	5,558	178,134
Janus Capital Group Inc.	9,051	189,256
Jefferies Group Inc.	10,606	307,044
JPMorgan Chase & Co.	310,430	15,018,603
KBW Inc.(a)	334	11,610
Knight Capital Group Inc. Class A(a)	9,414	149,118
LaBranche & Co. Inc.(a)	6,307	51,465
Legg Mason Inc.	5,126	482,920
Lehman Brothers Holdings Inc.	41,757	2,925,913
MarketAxess Holdings Inc.(a)	1,543	25,830
Marlin Business Services Corp.(a)	740	16,191
Merrill Lynch & Co. Inc.	67,567	5,518,197
Morgan Stanley	85,192	6,709,722
National Financial Partners Corp.	549	25,754
Nelnet Inc. Class A	865	20,734
NewStar Financial Inc.(a)	366	6,134
NYMEX Holdings Inc.(a)	333	45,208
NYSE Group Inc.(a)(b)	6,902	647,063
Ocwen Financial Corp.(a)	3,000	38,610
Piper Jaffray Companies(a)	1,677	103,873
Raymond James Financial Inc.	7,728	229,985
Sanders Morris Harris Group Inc.	1,631	17,370
Stifel Financial Corp.(a)	528	23,390
Student Loan Corp. (The)	471	87,568
SWS Group Inc.	2,096	52,002
Waddell & Reed Financial Inc. Class A	1,587	37,009
World Acceptance Corp.(a)	128	5,114

		73,049,510

ELECTRIC – 5.72%
ALLETE Inc.	2,299	107,179
Alliant Energy Corp.	10,541	472,448
Ameren Corp.	18,482	929,645
American Electric Power Co. Inc.	35,309	1,721,314
Aquila Inc.(a)	43,492	181,797
Avista Corp.	4,632	112,233
Black Hills Corp.	2,938	108,030
CenterPoint Energy Inc.	28,106	504,222
CH Energy Group Inc.	1,397	68,020
Cleco Corp.	4,837	124,940
CMS Energy Corp.	21,250	378,250
Consolidated Edison Inc.	22,115	1,129,192
Constellation Energy Group Inc.	13,870	1,205,997
Dominion Resources Inc.	31,169	2,766,872
DPL Inc.	8,397	261,063
DTE Energy Co.	16,027	767,693
Duke Energy Corp.	110,694	2,245,981
Duquesne Light Holdings Inc.	7,880	155,945
Dynegy Inc. Class A(a)	36,161	334,851
Edison International	28,842	1,417,007
El Paso Electric Co.(a)	4,449	117,231
Empire District Electric Co. (The)	2,619	64,951
Energy East Corp.	13,241	322,551
Entergy Corp.	18,501	1,941,125
Exelon Corp.	9,071	623,268
FirstEnergy Corp.	29,316	1,941,892
FPL Group Inc.	35,799	2,189,825
Great Plains Energy Inc.	7,113	230,817
Hawaiian Electric Industries Inc.	7,333	190,585
IDACORP Inc.	3,887	131,536
Integrys Energy Group Inc.	6,457	358,428
ITC Holdings Corp.	283	12,251
MDU Resources Group Inc.	15,530	446,332
MGE Energy Inc.	1,802	63,899
Mirant Corp.(a)	23,073	933,534
Northeast Utilities	13,759	450,882
NorthWestern Corp.	3,245	114,970
NRG Energy Inc.(a)	7,984	575,167
NSTAR	9,106	319,803
OGE Energy Corp.	7,933	307,800
Ormat Technologies Inc.	97	4,070
Otter Tail Corp.	2,589	88,647
Pepco Holdings Inc.	17,190	498,854
PG&E Corp.	31,136	1,502,935
Pinnacle West Capital Corp.	8,886	428,750
PNM Resources Inc.	6,759	218,316
Portland General Electric Co.	2,353	68,708
PPL Corp.	33,776	1,381,438
Progress Energy Inc.	22,759	1,147,964
Public Service Enterprise Group Inc.	22,491	1,867,653
Puget Energy Inc.	10,388	266,764
Reliant Energy Inc.(a)	28,114	571,276
SCANA Corp.	10,123	437,010
Sierra Pacific Resources Corp.(a)	19,877	345,462
Southern Co. (The)	65,891	2,414,905
TECO Energy Inc.	18,707	321,947
UIL Holdings Corp.	2,169	75,264
UniSource Energy Corp.	3,210	120,536
Westar Energy Inc.	7,864	216,417
Wisconsin Energy Corp.	10,435	506,306
Xcel Energy Inc.	36,285	895,877

		39,708,625

ELECTRICAL COMPONENTS & EQUIPMENT – 0.15%
Advanced Energy Industries Inc.(a)	530	11,151
Belden CDT Inc.	3,851	206,375
Emerson Electric Co.	4,596	198,042
Energizer Holdings Inc.(a)	1,006	85,842
EnerSys Inc.(a)	4,106	70,541
General Cable Corp.(a)	362	19,342
GrafTech International Ltd.(a)	4,669	42,395
Greatbatch Inc.(a)	1,446	36,873
Hubbell Inc. Class B	3,804	183,505
Littelfuse Inc.(a)	1,002	40,681
Powell Industries Inc.(a)	668	21,376
Power-One Inc.(a)	4,669	26,707
Superior Essex Inc.(a)	1,655	57,379
Universal Display Corp.(a)(b)	740	11,167

		1,011,376
ELECTRONICS – 0.50%
Analogic Corp.	521	32,760
Applera Corp. - Applied Biosystems Group	2,669	78,922
Arrow Electronics Inc.(a)	9,157	345,677
Avnet Inc.(a)	6,090	220,093
AVX Corp.	2,449	37,225
Badger Meter Inc.	368	9,770
Bel Fuse Inc. Class B	891	34,491
Benchmark Electronics Inc.(a)	5,082	104,994
Brady Corp. Class A	1,435	44,772
Checkpoint Systems Inc.(a)	3,458	81,816
Coherent Inc.(a)	1,158	36,755
CTS Corp.	1,418	19,597
Cubic Corp.	1,384	29,950
Cymer Inc.(a)	166	6,897
Eagle Test Systems Inc.(a)	253	4,210
Electro Scientific Industries Inc.(a)	2,560	49,254
Excel Technology Inc.(a)	372	10,167
Gentex Corp.	2,032	33,020
KEMET Corp.(a)	8,298	63,480
L-1 Identity Solutions Inc.(a)	1,708	28,199
Methode Electronics Inc.	3,263	48,195
OSI Systems Inc.(a)	791	20,914
Park Electrochemical Corp.	1,591	43,148
Paxar Corp.(a)	3,613	103,693
PerkinElmer Inc.	5,573	134,978
Photon Dynamics Inc.(a)	2,363	29,797
Rofin-Sinar Technologies Inc.(a)	10	592
Sanmina-SCI Corp.(a)	33,654	121,827
Solectron Corp.(a)	48,993	154,328
Technitrol Inc.	3,582	93,813
Tektronix Inc.	2,093	58,939
Thermo Fisher Scientific Inc.(a)	19,257	900,265
TTM Technologies Inc.(a)	489	4,665
Varian Inc.(a)	1,800	104,868
Vishay Intertechnology Inc.(a)	12,038	168,291
Watts Water Technologies Inc. Class A	2,049	77,923
Woodward Governor Co.	2,498	102,843
X-Rite Inc.	1,451	18,790
Zygo Corp.(a)	1,577	25,248

		3,485,166
ENERGY - ALTERNATE SOURCES – 0.02%
Aventine Renewable Energy Holdings Inc.(a)	521	9,493
First Solar Inc.(a)	555	28,866

FuelCell Energy Inc.(a)(b)	7,231	56,836
Headwaters Inc.(a)	2,174	47,502
US BioEnergy Corp.(a)	345	3,957
VeraSun Energy Corp.(a)	654	12,995

		159,649
ENGINEERING & CONSTRUCTION – 0.17%
Dycom Industries Inc.(a)	3,722	96,995
EMCOR Group Inc.(a)	2,754	162,431
Granite Construction Inc.	2,194	121,240
InfraSource Services Inc.(a)	2,341	71,471
Insituform Technologies Inc. Class A(a)	2,409	50,083
KBR Inc.(a)	1,358	27,635
Layne Christensen Co.(a)	662	24,110
Perini Corp.(a)	76	2,801
Shaw Group Inc. (The)(a)	7,218	225,707
Stanley Inc.(a)	185	2,886
Sterling Construction Co. Inc.(a)	95	1,811
URS Corp.(a)	4,360	185,692
Washington Group International Inc.(a)	2,635	175,017

		1,147,879
ENTERTAINMENT – 0.10%
Bally Technologies Inc.(a)	617	14,549
Bluegreen Corp.(a)	1,830	20,661
Carmike Cinemas Inc.(b)	1,282	29,742
Churchill Downs Inc.	770	34,950
Dover Motorsports Inc.	1,437	7,544
DreamWorks Animation SKG Inc. Class A(a)	1,312	40,121
Great Wolf Resorts Inc.(a)	2,348	31,064
International Speedway Corp. Class A	2,786	144,036
Lakes Gaming Inc.(a)	2,028	22,612
Macrovision Corp.(a)	454	11,373
Magna Entertainment Corp. Class A(a)	13,584	49,446
National CineMedia Inc.(a)	397	10,600
Pinnacle Entertainment Inc.(a)	1,587	46,134
Six Flags Inc.(a)	11,454	68,839
Speedway Motorsports Inc.	1,175	45,531
Steinway Musical Instruments Inc.	645	20,814
Vail Resorts Inc.(a)	343	18,635
Warner Music Group Corp.	3,748	63,941

		680,592
ENVIRONMENTAL CONTROL – 0.13%
Allied Waste Industries Inc.(a)	21,944	276,275
Calgon Carbon Corp.(a)(b)	4,457	37,038
Casella Waste Systems Inc. Class A(a)	112	1,093
Metal Management Inc.	2,193	101,317
Mine Safety Appliances Co.	924	38,863
Republic Services Inc.	595	16,553
Synagro Technologies Inc.	5,409	30,831
Tetra Tech Inc.(a)	1,967	37,491
Waste Connections Inc.(a)	4,486	134,311
Waste Holdings Inc.	453	12,444
Waste Management Inc.	5,407	186,055
Waste Services Inc.(a)	3,959	39,352

		911,623
FOOD – 2.09%
Campbell Soup Co.	8,344	324,999
ConAgra Foods Inc.	46,585	1,160,432
Corn Products International Inc.	6,684	237,884
Dean Foods Co.(a)	12,232	571,724

Del Monte Foods Co.	17,983	206,445
Diamond Foods Inc.	353	5,877
Flowers Foods Inc.	2,049	61,818
General Mills Inc.	28,272	1,645,996
Great Atlantic & Pacific Tea Co.	1,836	60,918
Hain Celestial Group Inc.(a)	2,726	81,971
Heinz (H.J.) Co.	12,997	612,419
Hershey Co. (The)	1,895	103,581
Hormel Foods Corp.	6,284	233,702
Imperial Sugar Co.(b)	1,006	33,731
Ingles Markets Inc. Class A	1,034	42,229
J&J Snack Foods Corp.	619	24,444
Kellogg Co.	5,643	290,219
Kraft Foods Inc.(b)	77,652	2,458,462
Kroger Co.	56,556	1,597,707
Lance Inc.	1,633	33,052
M&F Worldwide Corp.(a)	921	43,849
McCormick & Co. Inc. NVS	2,215	85,322
Nash Finch Co.	1,170	40,318
Pathmark Stores Inc.(a)	5,577	71,386
Performance Food Group Co.(a)	3,058	94,400
Pilgrim’s Pride Corp.	3,576	118,687
Premium Standard Farms Inc.	1,200	25,248
Ralcorp Holdings Inc.(a)	2,149	138,181
Ruddick Corp.	3,487	104,889
Safeway Inc.	40,287	1,476,116
Sanderson Farms Inc.	1,510	55,961
Sara Lee Corp.	32,397	548,157
Seaboard Corp.	28	63,280
Smithfield Foods Inc.(a)	8,862	265,417
Smucker (J.M.) Co. (The)	5,245	279,663
Spartan Stores Inc.	1,837	49,232
SUPERVALU Inc.	18,263	713,535
Tootsie Roll Industries Inc.	361	10,820
TreeHouse Foods Inc.(a)	2,728	83,122
Tyson Foods Inc. Class A	20,101	390,160
Village Super Market Inc. Class A	140	13,369
Weis Markets Inc.	706	31,558

		14,490,280
FOREST PRODUCTS & PAPER – 0.91%
Bowater Inc.	6,788	161,690
Buckeye Technologies Inc.(a)	3,326	43,171
Caraustar Industries Inc.(a)	2,565	16,108
Domtar Corp.(a)	23,525	219,018
Glatfelter Co.	3,900	58,149
International Paper Co.	40,921	1,489,524
Louisiana-Pacific Corp.	10,703	214,702
MeadWestvaco Corp.	16,358	504,481
Mercer International Inc.(a)(b)	2,407	28,788
Plum Creek Timber Co. Inc.	16,362	644,990
Potlatch Corp.	3,491	159,818
Rayonier Inc.	5,480	235,640
Rock-Tenn Co. Class A(b)	2,867	95,184
Schweitzer-Mauduit International Inc.	1,376	34,194
Smurfit-Stone Container Corp.(a)	25,452	286,590
Temple-Inland Inc.	9,961	595,070
Wausau Paper Corp.	3,724	53,477
Weyerhaeuser Co.	20,118	1,503,619
Xerium Technologies Inc.	859	6,889

		6,351,102

GAS – 0.75%
AGL Resources Inc.	6,594	281,696
Atmos Energy Corp.	7,914	247,550
Cascade Natural Gas Corp.	831	21,897
Energen Corp.	5,981	304,373
EnergySouth Inc.	470	19,707
KeySpan Corp.	15,694	645,808
Laclede Group Inc. (The)	1,894	58,866
New Jersey Resources Corp.	2,124	106,306
Nicor Inc.	4,007	194,019
NiSource Inc.	24,472	598,096
Northwest Natural Gas Co.	1,970	89,970
Piedmont Natural Gas Co.	6,528	172,209
Sempra Energy	22,759	1,388,527
South Jersey Industries Inc.	2,429	92,423
Southern Union Co.	9,604	291,866
Southwest Gas Corp.	3,509	136,395
UGI Corp.	8,810	235,315
Vectren Corp.	6,628	189,561
WGL Holdings Inc.	4,077	130,382

		5,204,966
HAND & MACHINE TOOLS – 0.11%
Baldor Electric Co.	1,987	74,989
Black & Decker Corp.	475	38,770
Kennametal Inc.	3,498	236,500
Regal-Beloit Corp.	1,264	58,624
Snap-On Inc.	4,579	220,250
Stanley Works (The)	2,160	119,578

		748,711
HEALTH CARE - PRODUCTS – 0.43%
Accuray Inc.(a)	239	5,315
AngioDynamics Inc.(a)	283	4,780
Bausch & Lomb Inc.	4,050	207,198
Beckman Coulter Inc.	431	27,537
Biosite Inc.(a)	214	17,970
CONMED Corp.(a)	2,466	72,081
Cooper Companies Inc.	2,044	99,379
Datascope Corp.	1,050	38,000
Hansen Medical Inc.(a)(b)	105	1,985
HealthTronics Inc.(a)	3,089	16,650
Hillenbrand Industries Inc.	3,194	189,628
ICU Medical Inc.(a)	781	30,615
Inverness Medical Innovations Inc.(a)	3,263	142,854
Johnson & Johnson	29,728	1,791,409
Kensey Nash Corp.(a)	671	20,466
Medical Action Industries Inc.(a)	816	19,502
Merit Medical Systems Inc.(a)	2,412	30,271
Metabolix Inc.(a)	104	1,730
Northstar Neuroscience Inc.(a)	163	2,086
Oakley Inc.	1,199	24,148
Steris Corp.	6,130	162,813
Symmetry Medical Inc.(a)	426	6,957
Thoratec Corp.(a)	545	11,391
Viasys Healthcare Inc.(a)	1,021	34,704
Vital Sign Inc.	62	3,223
Volcano Corp.(a)	129	2,323
Wright Medical Group Inc.(a)	295	6,576
Xtent Inc.	78	876
Young Innovations Inc.	23	626
Zoll Medical Corp.(a)	712	18,975

		2,992,068

HEALTH CARE - SERVICES – 0.77%
Aetna Inc.	23,579	1,032,524
Air Methods Corp.(a)	113	2,714
Alliance Imaging Inc.(a)	622	5,430
AMERIGROUP Corp.(a)	3,846	116,918
AmSurg Corp.(a)	1,009	24,710
Apria Healthcare Group Inc.(a)	3,494	112,682
Capital Senior Living Corp.(a)	1,920	22,291
Community Health Systems Inc.(a)	3,493	123,128
Emeritus Corp.(a)	157	5,299
Genesis HealthCare Corp.(a)	1,782	112,462
Gentiva Health Services Inc.(a)	1,124	22,671
Health Net Inc.(a)	794	42,725
Horizon Health Corp.(a)	1,312	25,650
Kindred Healthcare Inc.(a)	2,604	85,359
LifePoint Hospitals Inc.(a)	3,389	129,528
Magellan Health Services Inc.(a)	2,818	118,356
Matria Healthcare Inc.(a)	362	9,542
MedCath Corp.(a)	576	15,725
Molina Healthcare Inc.(a)	550	16,825
National Healthcare Corp.	103	5,251
Odyssey Healthcare Inc.(a)	677	8,889
Option Care Inc.	2,102	27,957
RehabCare Group Inc.(a)	1,841	29,217
Res-Care Inc.(a)	1,941	33,968
Sunrise Senior Living Inc.(a)	933	36,872
Symbion Inc.(a)	772	15,139
Tenet Healthcare Corp.(a)	19,749	126,986
Triad Hospitals Inc.(a)	6,582	343,910
Universal Health Services Inc. Class B	3,177	181,915
VistaCare Inc. Class A(a)	1,319	11,475
WellPoint Inc.(a)	30,972	2,511,829

		5,357,947
HOLDING COMPANIES - DIVERSIFIED – 0.08%
Freedom Acquisition Holding Inc.	2,509	24,011
Information Services Group Inc.	1,537	11,466
Leucadia National Corp.	14,765	434,386
NTR Acquisition Co.	1,167	10,631
Resource America Inc. Class A	1,394	32,940
Star Maritime Acquisition Corp.(a)	1,665	17,066

		530,500
HOME BUILDERS – 0.33%
AMREP Corp.	29	2,240
Beazer Homes USA Inc.	2,330	67,640
Brookfield Homes Corp.(b)	664	21,314
Cavco Industries Inc.(a)	361	12,617
Centex Corp.	6,327	264,342
Horton (D.R.) Inc.	13,122	288,684
Hovnanian Enterprises Inc. Class A(a)	3,716	93,495
KB Home	3,705	158,092
Lennar Corp. Class A	7,576	319,783
M.D.C. Holdings Inc.	1,871	89,939
M/I Homes Inc.	1,324	35,152
Monaco Coach Corp.	3,683	58,670
Orleans Homebuilders Inc.(b)	800	7,080
Palm Harbor Homes Inc.(a)(b)	1,501	21,524
Pulte Homes Inc.	9,908	262,166
Ryland Group Inc.	2,437	102,817
Skyline Corp.	614	20,716
Standard-Pacific Corp.	3,993	83,334
Toll Brothers Inc.(a)	9,359	256,249

WCI Communities Inc.(a)(b)	3,603	76,888
Williams Scotsman International Inc.(a)	156	3,067
Winnebago Industries Inc.	738	24,819

		2,270,628
HOME FURNISHINGS – 0.13%
Audiovox Corp. Class A(a)	1,445	21,285
DTS Inc.(a)	369	8,941
Ethan Allen Interiors Inc.	2,319	81,953
Furniture Brands International Inc.(b)	5,333	84,155
Hooker Furniture Corp.	930	18,647
Kimball International Inc. Class B	1,324	25,527
La-Z-Boy Inc.(b)	5,346	66,183
Sealy Corp.	1,052	18,389
Stanley Furniture Co. Inc.	1,064	22,131
Universal Electronics Inc.(a)	159	4,430
Whirlpool Corp.	6,589	559,472

		911,113
HOUSEHOLD PRODUCTS & WARES – 0.51%
ACCO Brands Corp.(a)	2,419	58,274
American Greetings Corp. Class A(b)	4,869	113,009
Blyth Inc.	2,287	48,279
Central Garden and Pet Co. Class A(a)	5,313	78,101
Clorox Co. (The)	13,554	863,254
CSS Industries Inc.	252	9,445
Ennis Inc.	2,228	59,621
Fortune Brands Inc.	8,654	682,108
Fossil Inc.(a)	2,008	53,152
Harland (John H.) Co.	1,330	68,136
Jarden Corp.(a)	2,307	88,358
Kimberly-Clark Corp.	16,998	1,164,193
Playtex Products Inc.(a)	1,375	18,659
Prestige Brands Holdings Inc.(a)	2,940	34,839
Russ Berrie & Co. Inc.(a)	1,035	14,594
Scotts Miracle-Gro Co. (The) Class A	1,028	45,263
Standard Register Co. (The)	1,564	19,785
Tupperware Brands Corp.	2,879	71,773
WD-40 Co.	766	24,290

		3,515,133
HOUSEWARES – 0.05%
Lifetime Brands Inc.	161	3,363
National Presto Industries Inc.	409	25,211
Newell Rubbermaid Inc.	9,567	297,438

		326,012
INSURANCE – 7.71%
ACA Capital Holdings Inc.(a)	278	3,898
Affirmative Insurance Holdings Inc.	657	11,366
Alfa Corp.	2,540	46,939
Alleghany Corp.(a)	415	155,096
Allstate Corp. (The)	56,314	3,382,219
Ambac Financial Group Inc.	8,534	737,252
American Equity Investment Life Holding Co.	4,898	64,311
American Financial Group Inc.	7,266	247,335
American International Group Inc.	171,095	11,501,006
American National Insurance Co.	1,261	161,320
American Physicians Capital Inc.(a)	919	36,834
Amtrust Financial Services Inc.	2,015	21,278
Aon Corp.	26,600	1,009,736
Argonaut Group Inc.(a)	2,865	92,711
Assurant Inc.	11,579	620,982

Baldwin & Lyons Inc. Class B	730	18,579
Berkley (W.R.) Corp.	6,538	216,539
Bristol West Holdings Inc.	1,329	29,464
Chubb Corp.	36,939	1,908,638
CIGNA Corp.	8,655	1,234,722
Cincinnati Financial Corp.	14,047	595,593
CNA Financial Corp.(a)	1,974	85,060
CNA Surety Corp.(a)	1,411	29,772
Commerce Group Inc.	4,478	134,519
Conseco Inc.(a)	15,898	275,035
Crawford & Co. Class B	2,057	11,931
Delphi Financial Group Inc. Class A	3,750	150,863
Direct General Corp.	1,297	27,574
Donegal Group Inc. Class A	1,148	19,493
eHealth Inc.(a)	469	11,045
EMC Insurance Group Inc.	520	13,416
Employers Holdings Inc.(a)	4,450	89,089
Erie Indemnity Co. Class A	4,323	228,125
FBL Financial Group Inc. Class A	1,186	46,408
Fidelity National Financial Inc.	18,603	446,658
First Acceptance Corp.(a)	628	6,575
First American Corp.	7,747	392,928
First Mercury Financial Corp.(a)	635	13,049
FPIC Insurance Group Inc.(a)	915	40,873
Gallagher (Arthur J.) & Co.	6,091	172,558
Genworth Financial Inc. Class A	41,028	1,433,518
Great American Financial Resources Inc.	775	18,972
Hanover Insurance Group Inc. (The)	2,942	135,685
Harleysville Group Inc.	1,043	33,887
Hartford Financial Services Group Inc. (The)	27,117	2,591,843
HCC Insurance Holdings Inc.	4,315	132,902
Hilb, Rogal & Hobbs Co.	3,062	150,191
Horace Mann Educators Corp.	3,772	77,515
Independence Holding Co.	426	9,219
Infinity Property & Casualty Corp.	1,713	80,271
James River Group Inc.	795	24,891
Kansas City Life Insurance Co.	362	16,290
LandAmerica Financial Group Inc.	1,596	117,960
Lincoln National Corp.	24,844	1,684,175
Loews Corp.	39,894	1,812,384
Markel Corp.(a)	710	344,229
Marsh & McLennan Companies Inc.	49,721	1,456,328
MBIA Inc.	12,121	793,804
Meadowbrook Insurance Group(a)	2,208	24,266
Mercury General Corp.	2,320	123,053
MetLife Inc.	41,641	2,629,629
MGIC Investment Corp.	7,477	440,545
Midland Co. (The)	912	38,687
National Interstate Corp.	521	13,421
National Western Life Insurance Co. Class A	216	52,877
Nationwide Financial Services Inc.	4,400	236,984
Navigators Group Inc. (The)(a)	1,152	57,796
NYMAGIC Inc.	511	20,874
Odyssey Re Holdings Corp.	1,016	39,939
Ohio Casualty Corp.	5,347	160,143
Old Republic International Corp.	20,105	444,723
Philadelphia Consolidated Holding Corp.(a)	631	27,758
Phoenix Companies Inc.	11,261	156,303
PMA Capital Corp. Class A(a)	3,352	31,475
PMI Group Inc. (The)	7,696	348,013
Presidential Life Corp.	1,902	37,507
Principal Financial Group Inc.	22,933	1,372,999
ProAssurance Corp.(a)	2,954	151,097

Progressive Corp. (The)	51,029	1,113,453
Protective Life Corp.	6,283	276,703
Prudential Financial Inc.	37,677	3,400,726
Radian Group Inc.	7,350	403,368
Reinsurance Group of America Inc.	2,639	152,323
RLI Corp.	2,032	111,618
SAFECO Corp.	9,515	632,081
Safety Insurance Group Inc.	1,027	41,203
SCPIE Holdings Inc.(a)	890	20,203
SeaBright Insurance Holdings Inc.(a)	1,405	25,852
Selective Insurance Group Inc.	4,569	116,327
StanCorp Financial Group Inc.	4,766	234,344
State Auto Financial Corp.	962	30,909
Stewart Information Services Corp.	1,524	63,688
Torchmark Corp.	9,003	590,507
Transatlantic Holdings Inc.	1,519	98,917
Travelers Companies Inc. (The)	62,144	3,217,195
Triad Guaranty Inc.(a)	1,019	42,197
21st Century Insurance Group	2,446	51,855
United Fire & Casualty Co.	1,813	63,691
Unitrin Inc.	4,277	201,318
Universal American Financial Corp.(a)	3,352	64,962
Unum Group	31,929	735,325
USI Holdings Corp.(a)	4,084	68,815
Wesco Financial Corp.	114	52,440
Zenith National Insurance Corp.	3,111	147,057

		53,570,019
INTERNET – 0.44%
Agile Software Corp.(a)	4,288	29,802
Ariba Inc.(a)	6,569	61,749
Avocent Corp.(a)	4,124	111,224
CMGI Inc.(a)	40,640	86,157
Cogent Communications Group Inc.(a)	1,835	43,361
Covad Communications Group Inc.(a)	29,887	37,956
EarthLink Inc.(a)	12,481	91,735
Expedia Inc.(a)	16,330	378,529
FTD Group Inc.	1,139	18,828
Harris Interactive Inc.(a)	3,369	20,315
i2 Technologies Inc.(a)	409	9,816
IAC/InterActiveCorp(a)	9,620	362,770
InfoSpace Inc.(a)	1,294	33,217
Internet Capital Group Inc.(a)	3,458	37,001
Interwoven Inc.(a)	1,941	32,803
iPass Inc.(a)	3,572	17,967
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	13,762	327,811
LoopNet Inc.(a)	115	1,965
McAfee Inc.(a)	1,047	30,447
NetRatings Inc.(a)	1,168	24,294
1-800-FLOWERS.COM Inc.(a)	288	2,241
RealNetworks Inc.(a)	2,324	18,243
S1 Corp.(a)	6,222	37,332
Safeguard Scientifics Inc.(a)	10,569	31,284
Secure Computing Corp.(a)	4,533	34,904
Shutterfly Inc.(a)	103	1,652
SonicWALL Inc.(a)	5,671	47,410
Symantec Corp.(a)	47,903	828,722
TIBCO Software Inc.(a)	16,644	141,807
United Online Inc.	5,657	79,368
US Auto Parts Network Inc.(a)	462	2,481
VeriSign Inc.(a)	1,324	33,259
Vignette Corp.(a)	1,788	33,203

webMethods Inc.(a)	3,462	24,892

		3,074,545
INVESTMENT COMPANIES – 0.21%
Allied Capital Corp.(b)	12,523	360,788
American Capital Strategies Ltd.	13,475	597,077
Apollo Investment Corp.	8,311	177,855
Ares Capital Corp.	4,047	73,534
Capital Southwest Corp.	246	37,803
Gladstone Capital Corp.(b)	770	18,234
Gladstone Investment Corp.	525	7,807
Harris & Harris Group Inc.(a)(b)	770	9,948
Highland Distressed Opportunities Inc.(a)	1,057	15,189
Kohlberg Capital Corp.(a)	823	13,168
MCG Capital Corp.	5,055	94,832
Medallion Financial Corp.	1,291	14,769
MVC Capital Inc.(b)	1,518	23,757
NGP Capital Resources Co.	1,536	24,284
Technology Investment Capital Corp.	781	13,207

		1,482,252
IRON & STEEL – 0.61%
Carpenter Technology Corp.	141	17,027
Chaparral Steel Co.	3,253	189,227
Claymont Steel Holdings Inc.(a)	615	12,257
Cleveland-Cliffs Inc.	2,459	157,401
Gibraltar Industries Inc.	2,149	48,610
Nucor Corp.	27,872	1,815,303
Olympic Steel Inc.	748	23,181
Reliance Steel & Aluminum Co.	5,910	286,044
Ryerson Inc.	2,426	96,118
Schnitzer Steel Industries Inc. Class A	2,093	84,076
Shiloh Industries Inc.	1,048	11,821
Steel Dynamics Inc.	8,223	355,234
Steel Technologies Inc.	1,013	29,965
United States Steel Corp.	11,051	1,095,928
Wheeling-Pittsburgh Corp.(a)	935	22,150

		4,244,342
LEISURE TIME – 0.13%
Ambassadors International Inc.	634	29,253
Arctic Cat Inc.	1,139	22,199
Brunswick Corp.	6,922	220,466
Callaway Golf Co.	6,675	105,198
K2 Inc.(a)	4,137	50,016
Marine Products Corp.	334	3,196
Multimedia Games Inc.(a)	2,407	28,643
Nautilus Inc.	685	10,570
Polaris Industries Inc.(b)	585	28,068
Sabre Holdings Corp.	11,899	389,692
Town Sports International Holdings Inc.(a)	611	13,320

		900,621
LODGING – 0.22%
Ameristar Casinos Inc.	1,536	49,321
Gaylord Entertainment Co.(a)	3,668	193,927
Harrah’s Entertainment Inc.	4,338	366,344
Lodgian Inc.(a)	2,756	36,820
Marcus Corp.	1,904	44,287
MTR Gaming Group Inc.(a)	1,515	19,816
Riviera Holdings Corp.(a)	424	11,851
Starwood Hotels & Resorts Worldwide Inc.	3,268	211,930
Trump Entertainment Resorts Inc.(a)	4,212	76,111

Wyndham Worldwide Corp.(a)	15,553	531,135

		1,541,542
MACHINERY – 0.55%
AGCO Corp.(a)	7,588	280,528
Albany International Corp. Class A	772	27,746
Altra Holdings Inc.(a)	443	6,074
Briggs & Stratton Corp.	4,665	143,915
Cascade Corp.(b)	1,121	67,125
Chart Industries Inc.(a)	545	9,897
Cognex Corp.	299	6,479
Cummins Inc.	758	109,698
Deere & Co.	21,027	2,284,373
Flowserve Corp.	4,324	247,290
Gehl Corp.(a)	624	15,837
Gerber Scientific Inc.(a)	1,652	17,528
Gorman-Rupp Co. (The)	995	31,870
Kadant Inc.(a)	1,186	30,077
Lindsay Corp.	881	28,007
NACCO Industries Inc.	495	68,018
Nordson Corp.	257	11,940
Robbins & Myers Inc.	1,156	43,107
Sauer-Danfoss Inc.	63	1,896
Tennant Co.	1,195	37,631
Terex Corp.(a)	4,747	340,645

		3,809,681
MANUFACTURING – 3.45%
Ameron International Corp.	771	50,778
AptarGroup Inc.	3,168	212,034
Barnes Group Inc.	389	8,951
Blount International Inc.(a)	1,535	19,111
Brink’s Co. (The)	1,008	63,958
Carlisle Companies Inc.	618	26,531
CLARCOR Inc.	2,928	93,110
Crane Co.	4,789	193,571
Dover Corp.	1,798	87,760
Eastman Kodak Co.(b)	26,859	605,939
Eaton Corp.	13,512	1,129,063
EnPro Industries Inc.(a)	1,957	70,550
Federal Signal Corp.	4,732	73,441
FreightCar America Inc.	509	24,519
General Electric Co.	477,374	16,879,945
Griffon Corp.(a)	2,608	64,548
Honeywell International Inc.	40,751	1,876,991
ITT Industries Inc.	5,511	332,424
Koppers Holdings Inc.	885	22,709
Lancaster Colony Corp.	543	23,995
Leggett & Platt Inc.	7,402	167,803
Matthews International Corp. Class A	823	33,496
Myers Industries Inc.	930	17,372
Pall Corp.	9,192	349,296
Parker Hannifin Corp.	6,123	528,476
Pentair Inc.	5,708	177,861
Reddy Ice Holdings Inc.	171	5,161
Smith (A.O.) Corp.	480	18,346
SPX Corp.	5,403	379,291
Standex International Corp.	1,072	30,563
Teleflex Inc.	3,624	246,686
Textron Inc.	761	68,338
Tredegar Corp.	2,991	68,165
Trinity Industries Inc.	398	16,684

		23,967,466

MEDIA – 3.68%
Belo Corp.	8,242	153,878
Cablevision Systems Corp.	9,666	294,136
CBS Corp. Class B	60,542	1,851,980
Charter Communications Inc. Class A(a)(b)	36,326	101,350
Citadel Broadcasting Corp.	4,074	38,744
Clear Channel Communications Inc.	45,310	1,587,662
Comcast Corp. Class A(a)	129,415	3,358,319
Courier Corp.	624	24,380
Cox Radio Inc. Class A(a)	3,982	54,354
Crown Media Holdings Inc. Class A(a)	3,688	19,657
CTC Media Inc.(a)	856	21,982
Cumulus Media Inc. Class A(a)	4,924	46,187
Discovery Holding Co. Class A(a)	18,059	345,469
Entercom Communications Corp.	2,816	79,355
Entravision Communications Corp.(a)	3,392	31,681
Fisher Communications Inc.(a)	663	32,222
Gannett Co. Inc.	21,202	1,193,461
GateHouse Media Inc.	778	15,793
Gray Television Inc.	4,596	47,890
Hearst-Argyle Television Inc.	2,336	63,516
Idearc Inc.	12,538	440,084
Journal Communications Inc. Class A	3,857	50,565
Lee Enterprises Inc.	4,154	124,828
Liberty Global Inc. Class A(a)	23,575	776,325
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	12,774	1,412,677
Lin TV Corp. Class A(a)	3,560	56,604
McClatchy Co. (The) Class A	4,550	143,826
Media General Inc. Class A	1,941	74,069
Mediacom Communications Corp.(a)	3,430	27,920
New York Times Co. Class A(b)	11,863	278,899
News Corp. Class A	66,710	1,542,335
Outdoor Channel Holdings Inc.(a)	1,158	11,835
Playboy Enterprises Inc. Class B(a)	1,664	17,123
PRIMEDIA Inc.(a)	22,369	59,502
Radio One Inc. Class D(a)	7,986	51,590
Salem Communications Corp. Class A	801	10,013
Scholastic Corp.(a)	3,219	100,111
Spanish Broadcasting System Inc. Class A(a)	4,408	17,632
Sun-Times Media Group Inc. Class A	4,490	22,270
Time Warner Inc.	311,877	6,150,214
Tribune Co.	16,358	525,255
Walt Disney Co. (The)	117,590	4,048,624
Washington Post Co. (The) Class B	361	275,624

		25,579,941
METAL FABRICATE & HARDWARE – 0.15%
Ampco-Pittsburgh Corp.	601	17,363
Castle (A.M.) & Co.	415	12,184
CIRCOR International Inc.	1,410	50,337
Commercial Metals Co.	10,794	338,392
Ladish Co. Inc.(a)	34	1,280
Lawson Products Inc.	391	14,811
Mueller Industries Inc.	2,809	84,551
Mueller Water Products Inc. Class A	1,847	25,507
NN Inc.	1,388	17,336
Quanex Corp.	2,725	115,404
Timken Co. (The)	7,003	212,261
Valmont Industries Inc.	121	6,997
Worthington Industries Inc.	6,599	135,807

		1,032,230

MINING – 0.47%
Alcoa Inc.	47,207	1,600,317
Brush Engineered Materials Inc.(a)	1,793	86,907
Century Aluminum Co.(a)	923	43,270
Compass Minerals International Inc.	2,821	94,221
Freeport-McMoRan Copper & Gold Inc.	18,271	1,209,357
Newmont Mining Corp.	2,074	87,087
Royal Gold Inc.	894	26,909
Stillwater Mining Co.(a)	1,202	15,253
USEC Inc.(a)	7,966	129,448

		3,292,769
OFFICE & BUSINESS EQUIPMENT – 0.29%
Global Imaging Systems Inc.(a)	2,924	57,018
IKON Office Solutions Inc.	9,983	143,456
Pitney Bowes Inc.	7,538	342,150
Xerox Corp.(a)	86,227	1,456,374

		1,998,998
OFFICE FURNISHINGS – 0.00%
CompX International Inc.	137	2,210
Steelcase Inc. Class A	1,525	30,332

		32,542
OIL & GAS – 12.63%
Alon USA Energy Inc.	240	8,688
Anadarko Petroleum Corp.	41,277	1,774,085
Apache Corp.	29,293	2,071,015
Bill Barrett Corp.(a)	1,568	50,819
Bois d’Arc Energy Inc.(a)	97	1,283
Brigham Exploration Co.(a)	4,002	24,892
Bronco Drilling Co. Inc.(a)	890	14,747
Cabot Oil & Gas Corp.	4,306	289,880
Callon Petroleum Co.(a)	874	11,860
Chesapeake Energy Corp.	37,207	1,148,952
Chevron Corp.	197,573	14,612,499
Cimarex Energy Co.	7,431	275,096
Comstock Resources Inc.(a)	1,172	32,089
ConocoPhillips	147,341	10,070,757
Delta Petroleum Corp.(a)	387	8,886
Devon Energy Corp.	39,483	2,733,013
Edge Petroleum Corp.(a)	3,316	41,516
Encore Acquisition Co.(a)	4,830	116,838
Energy Partners Ltd.(a)	901	16,353
EOG Resources Inc.	11,968	853,797
EXCO Resources Inc.(a)	4,806	79,683
Exxon Mobil Corp.	481,787	36,350,828
Forest Oil Corp.(a)	4,959	165,482
Frontier Oil Corp.	4,770	155,693
Geomet Inc.(a)	171	1,508
Giant Industries Inc.(a)	894	67,631
Harvest Natural Resources Inc.(a)	3,256	31,713
Hess Corp.	21,662	1,201,591
Houston Exploration Co.(a)	2,650	142,968
Marathon Oil Corp.	30,693	3,033,389
McMoRan Exploration Co.(a)	3,017	41,363
Murphy Oil Corp.	16,829	898,669
Newfield Exploration Co.(a)	11,584	483,169
Noble Energy Inc.	15,922	949,747
Occidental Petroleum Corp.	76,115	3,753,231
Parker Drilling Co.(a)	9,526	89,449
Penn Virginia Corp.	985	72,299

PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	5,174	68,142
PetroQuest Energy Inc.(a)	2,682	31,353
Pioneer Natural Resources Co.	11,065	477,012
Pogo Producing Co.	5,218	250,986
Pride International Inc.(a)	2,678	80,608
RAM Energy Resources Inc.(a)	913	4,227
Rosetta Resources Inc.(a)	4,471	91,834
Rowan Companies Inc.	662	21,495
Stone Energy Corp.(a)	2,845	84,468
Sunoco Inc.	5,544	390,519
Swift Energy Co.(a)	2,569	107,307
Tesoro Corp.	6,153	617,946
Valero Energy Corp.	55,005	3,547,272
Venoco Inc.(a)	455	8,126
Warren Resources Inc.(a)	3,376	43,989
Western Refining Inc.	2,048	79,913
Whiting Petroleum Corp.(a)	3,352	132,102

		87,712,777
OIL & GAS SERVICES – 0.18%
Cal Dive International Inc.(a)	994	12,137
Dawson Geophysical Co.(a)	294	14,562
Gulf Island Fabrication Inc.	119	3,182
Hanover Compressor Co.(a)	9,210	204,923
Hornbeck Offshore Services Inc.(a)	2,053	58,818
Input/Output Inc.(a)(b)	4,494	61,927
Lone Star Technologies Inc.(a)	2,649	174,913
National Oilwell Varco Inc.(a)	1,021	79,424
Newpark Resources Inc.(a)	3,341	23,554
Oil States International Inc.(a)	2,078	66,683
SEACOR Holdings Inc.(a)	2,048	201,523
T-3 Energy Services Inc.(a)	107	2,153
Tidewater Inc.	2,305	135,027
Trico Marine Services Inc.(a)	1,040	38,750
Union Drilling Inc.(a)	1,175	16,685
Universal Compression Holdings Inc.(a)	2,743	185,646

		1,279,907
PACKAGING & CONTAINERS – 0.16%
Bemis Co. Inc.	8,768	292,764
Chesapeake Corp.	1,763	26,621
Greif Inc. Class A	1,417	157,443
Sealed Air Corp.	8,623	272,487
Silgan Holdings Inc.	809	41,348
Sonoco Products Co.	8,145	306,089

		1,096,752
PHARMACEUTICALS – 4.80%
Abbott Laboratories	26,976	1,505,261
Alpharma Inc. Class A	2,993	72,071
Altus Pharmaceuticals Inc.(a)	488	7,427
AmerisourceBergen Corp.	13,882	732,276
Anadys Pharmaceuticals Inc.(a)	3,490	13,855
Animal Health International Inc.(a)	206	2,491
AtheroGenics Inc.(a)(b)	1,467	4,122
Bentley Pharmaceuticals Inc.(a)	1,418	11,613
Bradley Pharmaceuticals Inc.(a)	1,283	24,621
Bristol-Myers Squibb Co.	95,174	2,642,030
Cadence Pharmaceuticals Inc.(a)	93	1,376
Caraco Pharmaceutical Laboratories Ltd.(a)	128	1,559
Cypress Bioscience Inc.(a)	1,118	8,497
Dendreon Corp.(a)(b)	8,164	105,561

Emergent BioSolutions Inc.(a)	68	913
Indevus Pharmaceuticals Inc.(a)	630	4,454
King Pharmaceuticals Inc.(a)	21,833	429,455
Lilly (Eli) & Co.	21,319	1,145,043
Medco Health Solutions Inc.(a)	10,477	759,897
Merck & Co. Inc.	135,103	5,967,500
Nabi Biopharmaceuticals(a)	5,283	28,053
NBTY Inc.(a)	4,337	230,034
Neurocrine Biosciences Inc.(a)	2,238	27,975
New River Pharmaceuticals Inc.(a)	223	14,189
Obagi Medical Products Inc.(a)	71	1,046
Omnicare Inc.	6,090	242,199
Osiris Therapeutics Inc.(a)(b)	392	7,334
Par Pharmaceutical Companies Inc.(a)	1,048	26,326
Perrigo Co.	6,591	116,397
Pfizer Inc.	653,754	16,513,826
Pharmion Corp.(a)	631	16,589
Rigel Pharmaceuticals Inc.(a)	1,637	17,778
Sciele Pharma Inc.(a)	298	7,057
Synta Pharmaceuticals Corp.	76	613
Trubion Pharmaceuticals Inc.(a)	60	1,181
ViroPharma Inc.(a)	3,509	50,354
Watson Pharmaceuticals Inc.(a)	9,165	242,231
Wyeth	46,743	2,338,552

		33,321,756
PIPELINES – 0.40%
El Paso Corp.	5,557	80,410
Equitable Resources Inc.	1,039	50,204
National Fuel Gas Co.	7,411	320,600
ONEOK Inc.	9,476	426,420
Questar Corp.	802	71,546
Spectra Energy Corp.	55,615	1,461,006
Williams Companies Inc. (The)	12,786	363,890

		2,774,076
REAL ESTATE – 0.09%
Avatar Holdings Inc.(a)(b)	512	36,577
California Coastal Communities Inc.(a)	897	18,200
HFF Inc. Class A(a)	795	11,925
HouseValues Inc.(a)(b)	3,273	16,561
Meruelo Maddux Properties Inc.(a)	3,399	29,741
Realogy Corp.(a)	16,620	492,118
Resource Capital Corp.	173	2,792
Tarragon Corp.(b)	1,821	18,884

		626,798
REAL ESTATE INVESTMENT TRUSTS – 3.87%
Affordable Residential Communities Inc.(a)	7,301	88,561
Agree Realty Corp.	669	22,840
Alexandria Real Estate Equities Inc.	2,139	214,691
AMB Property Corp.	7,939	466,734
American Campus Communities Inc.	2,054	62,216
American Financial Realty Trust	11,548	116,404
American Home Mortgage Investment Corp.(b)	4,019	108,473
Annaly Capital Management Inc.	18,033	279,151
Anthracite Capital Inc.	5,024	60,288
Anworth Mortgage Asset Corp.	5,212	50,921
Apartment Investment & Management Co. Class A	8,740	504,211
Arbor Realty Trust Inc.	787	23,956
Archstone-Smith Trust	19,234	1,044,022
Ashford Hospitality Trust Inc.	5,882	70,231

AvalonBay Communities Inc.	7,081	920,530
BioMed Realty Trust Inc.	5,797	152,461
Boston Properties Inc.	10,151	1,191,727
Brandywine Realty Trust	8,151	272,325
BRE Properties Inc. Class A	4,605	290,806
Camden Property Trust	5,099	358,511
Capital Lease Funding Inc.	4,446	47,617
Capital Trust Inc. Class A	992	45,205
CapitalSource Inc.	2,471	62,096
CBL & Associates Properties Inc.	5,798	259,982
CBRE Realty Finance Inc.	745	9,856
Cedar Shopping Centers Inc.	3,832	62,078
Colonial Properties Trust	4,018	183,502
Crescent Real Estate Equities Co.	7,510	150,651
Crystal River Capital Inc.	363	9,743
DCT Industrial Trust Inc.	12,562	148,608
Deerfield Triarc Capital Corp.	4,537	68,010
Developers Diversified Realty Corp.	6,264	394,006
DiamondRock Hospitality Co.	7,513	142,747
Douglas Emmett Inc.	5,333	136,151
Duke Realty Corp.	12,122	526,943
EastGroup Properties Inc.	147	7,501
Education Realty Trust Inc.	2,324	34,349
Entertainment Properties Trust	2,294	138,214
Equity Inns Inc.	4,792	78,493
Equity One Inc.	3,357	88,961
Equity Residential	26,204	1,263,819
Essex Property Trust Inc.	1,122	145,277
Extra Space Storage Inc.	5,137	97,295
Federal Realty Investment Trust	2,204	199,726
FelCor Lodging Trust Inc.	5,626	146,107
First Industrial Realty Trust Inc.	4,052	183,556
First Potomac Realty Trust	2,233	63,797
Franklin Street Properties Corp.	5,183	99,410
General Growth Properties Inc.	7,436	480,143
GMH Communities Trust	5,626	56,204
Gramercy Capital Corp.	1,712	52,524
Health Care Property Investors Inc.	17,815	641,874
Health Care REIT Inc.	6,456	283,418
Healthcare Realty Trust Inc.	4,327	161,397
Hersha Hospitality Trust	2,994	35,269
Highland Hospitality Corp.	5,266	93,735
Highwoods Properties Inc.	4,871	192,356
Home Properties Inc.	395	20,860
Hospitality Properties Trust	8,379	392,137
Host Hotels & Resorts Inc.	46,089	1,212,602
HRPT Properties Trust	18,924	232,765
Inland Real Estate Corp.	5,640	103,438
Innkeepers USA Trust	3,776	61,473
Investors Real Estate Trust	4,107	43,493
iStar Financial Inc.	10,744	503,142
JER Investors Trust Inc.	1,163	22,120
Kimco Realty Corp.	19,361	943,655
Kite Realty Group Trust	2,495	49,775
KKR Financial Corp.	7,251	198,895
LaSalle Hotel Properties	3,604	167,081
Lexington Realty Trust	6,220	131,429
Liberty Property Trust	7,865	383,183
Longview Fibre Co.	4,512	111,131
LTC Properties Inc.	2,059	53,349
Luminent Mortgage Capital Inc.	6,075	54,311
Mack-Cali Realty Corp.	6,099	290,495
Maguire Properties Inc.	3,357	119,375

Medical Properties Trust Inc.	3,513	51,606
MFA Mortgage Investments Inc.	6,969	53,661
Mid-America Apartment Communities Inc.	1,552	87,316
National Health Investors Inc.	2,071	64,905
National Retail Properties Inc.	5,116	123,756
Nationwide Health Properties Inc.	7,611	237,920
New Plan Excel Realty Trust Inc.	9,400	310,482
Newcastle Investment Corp.	4,142	114,858
NorthStar Realty Finance Corp.	5,224	79,457
Omega Healthcare Investors Inc.	4,225	72,459
Parkway Properties Inc.	1,350	70,538
Pennsylvania Real Estate Investment Trust	3,327	147,486
Post Properties Inc.	3,867	176,838
ProLogis	21,966	1,426,252
PS Business Parks Inc.	1,058	74,610
Public Storage Inc.	3,951	374,041
Quadra Realty Trust Inc.(a)	805	10,497
RAIT Financial Trust	5,237	146,322
Ramco-Gershenson Properties Trust	1,504	53,708
Realty Income Corp.	8,966	252,841
Redwood Trust Inc.	1,857	96,898
Regency Centers Corp.	6,061	506,397
Republic Property Trust	2,301	26,438
Senior Housing Properties Trust	6,699	160,106
Simon Property Group Inc.	8,827	982,004
SL Green Realty Corp.	774	106,177
Sovran Self Storage Inc.	1,474	81,674
Spirit Finance Corp.	9,575	142,668
Strategic Hotels & Resorts Inc.	6,653	152,154
Sunstone Hotel Investors Inc.	5,276	143,824
Taubman Centers Inc.	2,160	125,258
Thornburg Mortgage Inc.	10,048	261,248
Universal Health Realty Income Trust	663	23,702
Urstadt Biddle Properties Inc. Class A	1,843	36,049
U-Store-It Trust	4,134	83,176
Ventas Inc.	3,691	155,502
Vornado Realty Trust	11,660	1,391,504
Weingarten Realty Investors	5,432	258,346
Winston Hotels Inc.	2,784	41,844
Winthrop Realty Trust Inc.	3,844	25,409

		26,914,319
RETAIL – 2.52%
AC Moore Arts & Crafts Inc.(a)	632	13,487
AFC Enterprises Inc.(a)	2,278	45,674
America’s Car-Mart Inc.(a)(b)	364	4,863
AnnTaylor Stores Corp.(a)	490	19,002
Applebee’s International Inc.	1,060	26,267
Asbury Automotive Group Inc.	1,065	30,086
AutoNation Inc.(a)	14,094	299,357
Barnes & Noble Inc.	3,628	143,125
Big 5 Sporting Goods Corp.	205	5,314
Big Lots Inc.(a)	10,176	318,305
BJ’s Wholesale Club Inc.(a)	6,090	206,025
Blockbuster Inc. Class A(a)	17,442	112,326
Bob Evans Farms Inc.	3,136	115,875
Bon-Ton Stores Inc. (The)(b)	519	29,189
Books-A-Million Inc.	1,260	17,942
Borders Group Inc.	5,692	116,231
Brown Shoe Co. Inc.	1,806	75,852
Buckle Inc. (The)	21	750
Cabela’s Inc. Class A(a)	2,624	65,101
Cache Inc.(a)	14	249

Carrols Restaurant Group Inc.(a)	385	5,586
Casey’s General Store Inc.	4,210	105,292
Cash America International Inc.	1,257	51,537
CBRL Group Inc.	2,461	113,944
CEC Entertainment Inc.(a)	1,164	48,353
Charming Shoppes Inc.(a)	5,303	68,674
Circuit City Stores Inc.	1,654	30,649
Conn’s Inc.(a)(b)	120	2,970
Cost Plus Inc.(a)(b)	3,475	34,750
Costco Wholesale Corp.	13,473	725,386
CSK Auto Corp.(a)	1,769	30,427
CVS/Caremark Corp.	12,221	417,223
dELiA*s Inc.(a)	806	7,399
Dillard’s Inc. Class A	5,649	184,892
Dollar General Corp.	1,845	39,022
Dollar Tree Stores Inc.(a)	8,321	318,195
Domino’s Pizza Inc.	3,341	108,482
Family Dollar Stores Inc.	6,501	192,560
Federated Department Stores Inc.	45,309	2,041,170
Finish Line Inc. (The) Class A	3,746	47,200
Foot Locker Inc.	12,356	290,984
Fred’s Inc.	3,504	51,509
Gap Inc. (The)	21,297	366,521
Genesco Inc.(a)	1,786	74,173
Group 1 Automotive Inc.	2,160	85,903
Haverty Furniture Companies Inc.	1,968	27,552
Home Depot Inc.	14,315	525,933
IHOP Corp.	1,284	75,307
Insight Enterprises Inc.(a)	4,251	76,433
J. Crew Group Inc.(a)	1,185	47,601
Jack in the Box Inc.(a)	3,036	209,879
Jo-Ann Stores Inc.(a)	2,101	57,252
Kenneth Cole Productions Inc. Class A	798	20,485
Krispy Kreme Doughnuts Inc.(a)(b)	2,581	26,300
Landry’s Restaurants Inc.	1,434	42,446
Lithia Motors Inc. Class A	2,417	66,250
Longs Drug Stores Corp.	351	18,126
Luby’s Inc.(a)	1,899	18,553
MarineMax Inc.(a)	1,375	31,873
McCormick & Schmick’s Seafood Restaurants Inc.(a)	124	3,324
McDonald’s Corp.	109,037	4,912,117
Morton’s Restaurant Group Inc.(a)	605	10,763
Movado Group Inc.	1,554	45,765
99 Cents Only Stores(a)	4,152	61,159
Nu Skin Enterprises Inc. Class A	1,972	32,577
O’Charley’s Inc.(a)	2,042	39,390
OfficeMax Inc.	6,373	336,112
OSI Restaurant Partners Inc.	2,826	111,627
Pantry Inc. (The)(a)	156	7,054
Papa John’s International Inc.(a)	772	22,697
Payless ShoeSource Inc.(a)	5,274	175,097
Pep Boys - Manny, Moe & Jack Inc.	5,333	101,807
PriceSmart Inc.(a)	684	10,506
RadioShack Corp.	2,819	76,198
Rare Hospitality International Inc.(a)	254	7,643
Regis Corp.	4,127	166,607
Rite Aid Corp.(a)	47,684	275,137
Ruby Tuesday Inc.	418	11,955
Rush Enterprises Inc. Class A(a)	1,924	36,960
Saks Inc.	12,248	255,248
Sally Beauty Co. Inc.(a)	5,403	49,654
School Specialty Inc.(a)	1,819	65,684

Sears Holdings Corp.(a)	7,610	1,371,018
Shoe Carnival Inc.(a)	748	24,908
Smart & Final Inc.(a)	1,202	26,168
Sonic Automotive Inc.	2,669	76,067
Stage Stores Inc.	4,015	93,590
Steak n Shake Co. (The)(a)	2,470	41,422
Stein Mart Inc.	1,054	17,201
Susser Holdings Corp.(a)	511	8,866
Syms Corp.(a)	556	10,369
Systemax Inc.(b)	865	16,201
Talbots Inc. (The)	1,967	46,461
Tiffany & Co.	4,876	221,760
Tuesday Morning Corp.	649	9,631
United Auto Group Inc.	4,241	86,092
Wendy’s International Inc.	6,184	193,559
West Marine Inc.(a)	1,270	23,127
Zale Corp.(a)	4,228	111,535

		17,524,867
SAVINGS & LOANS – 1.03%
Abington Community Bancorp Inc.	623	12,373
Anchor BanCorp Wisconsin Inc.	1,706	48,365
Astoria Financial Corp.	8,215	218,437
BankAtlantic Bancorp Inc. Class A	5,707	62,549
BankFinancial Corp.	2,165	35,225
BankUnited Financial Corp. Class A	3,173	67,299
Berkshire Hills Bancorp Inc.	763	25,675
BFC Financial Corp. Class A(a)	1,428	6,283
Brookline Bancorp Inc.	5,420	68,671
Capitol Federal Financial	1,936	73,200
Citizens First Bancorp Inc.	751	17,108
Clifton Savings Bancorp Inc.	1,169	13,958
Dime Community Bancshares Inc.	2,199	29,093
Downey Financial Corp.	1,899	122,561
First Financial Holdings Inc.	1,051	36,365
First Niagara Financial Group Inc.	10,098	140,463
First Place Financial Corp.	1,654	35,478
FirstFed Financial Corp.(a)	1,600	90,928
Flagstar Bancorp Inc.	3,583	42,817
Flushing Financial Corp.	1,896	30,772
Franklin Bank Corp.(a)	2,061	36,830
Home Federal Bancorp Inc.	502	7,796
Hudson City Bancorp Inc.	26,036	356,172
Investors Bancorp Inc.(a)	4,407	63,637
Kearny Financial Corp.	1,925	27,682
KNBT Bancorp Inc.	2,558	37,705
MAF Bancorp Inc.	3,062	126,583
NASB Financial Inc.	360	12,535
New York Community Bancorp Inc.	26,614	468,140
NewAlliance Bancshares Inc.	5,558	90,095
Northwest Bancorp Inc.	1,654	44,807
OceanFirst Financial Corp.	770	13,360
Oritani Financial Corp.(a)	490	7,350
Partners Trust Financial Group Inc.	4,163	47,583
PennFed Financial Services Inc.	860	18,636
PFF Bancorp Inc.	1,571	47,648
Provident Financial Services Inc.	5,672	98,976
Provident New York Bancorp	3,736	52,864
Rockville Financial Inc.	771	11,588
Roma Financial Corp.(a)	814	12,617
Sovereign Bancorp Inc.	35,219	895,971
TierOne Corp.	1,582	42,777
United Community Financial Corp.	2,366	26,144

ViewPoint Financial Group	945	16,396
Washington Federal Inc.	7,881	184,888
Washington Mutual Inc.	78,622	3,174,756
Wauwatosa Holdings Inc.(a)	559	9,771
Westfield Financial Inc.	531	5,692
Willow Financial Bancorp Inc.	1,365	17,609
WSFS Financial Corp.	519	33,465

		7,167,693
SEMICONDUCTORS – 0.47%
Actel Corp.(a)	2,289	37,814
AMIS Holdings Inc.(a)	1,716	18,790
Applied Micro Circuits Corp.(a)	28,338	103,434
Asyst Technologies Inc.(a)	1,524	10,714
Atmel Corp.(a)	38,505	193,680
ATMI Inc.(a)	1,004	30,692
Axcelis Technologies Inc.(a)	8,892	67,935
Bookham Inc.(a)	15,102	34,282
Brooks Automation Inc.(a)	6,851	117,495
Cabot Microelectronics Corp.(a)	917	30,729
Cirrus Logic Inc.(a)	1,021	7,821
Cohu Inc.	1,970	37,036
Conexant Systems Inc.(a)	13,647	22,518
Cree Inc.(a)	1,320	21,727
Cypress Semiconductor Corp.(a)	1,308	24,263
DSP Group Inc.(a)	2,041	38,779
Emulex Corp.(a)	5,149	94,175
Entegris Inc.(a)	10,848	116,074
Exar Corp.(a)	1,512	20,019
Fairchild Semiconductor International Inc. Class A(a)	5,428	90,756
Integrated Device Technology Inc.(a)	10,122	156,081
International Rectifier Corp.(a)	2,822	107,829
Intersil Corp. Class A	7,233	191,602
IPG Photonics Corp.(a)	261	5,011
IXYS Corp.(a)	253	2,588
KLA-Tencor Corp.	3,618	192,912
Kopin Corp.(a)	758	2,562
Kulicke & Soffa Industries Inc.(a)	5,004	46,287
Lattice Semiconductor Corp.(a)	10,047	58,775
LSI Logic Corp.(a)	9,785	102,155
Mattson Technology Inc.(a)	358	3,258
Micron Technology Inc.(a)	36,556	441,596
MIPS Technologies Inc. Class A(a)	1,679	14,993
MKS Instruments Inc.(a)	3,209	81,894
Novellus Systems Inc.(a)	6,930	221,899
ON Semiconductor Corp.(a)	928	8,278
Pericom Semiconductor Corp.(a)	1,123	10,983
Photronics Inc.(a)	3,634	56,509
Rambus Inc.(a)	1,036	22,015
Rudolph Technologies Inc.(a)	1,824	31,811
Semitool Inc.(a)	1,692	21,996
Skyworks Solutions Inc.(a)	11,071	63,658
Spansion Inc. Class A(a)	5,377	65,546
Staktek Holdings Inc.(a)	758	2,464
Standard Microsystems Corp.(a)	1,292	39,458
Techwell Inc.(a)	140	1,746
Teradyne Inc.(a)	3,996	66,094
TriQuint Semiconductor Inc.(a)	12,276	61,380
Ultratech Inc.(a)	842	11,460
Varian Semiconductor Equipment Associates Inc.(a)	639	34,110
Veeco Instruments Inc.(a)	215	4,193

Virage Logic Corp.(a)	133	967
Zoran Corp.(a)	517	8,799

		3,259,642
SOFTWARE – 0.55%
Actuate Corp.(a)	917	4,787
Altiris Inc.(a)	1,925	63,352
ANSYS Inc.(a)	49	2,488
Aspen Technology Inc.(a)	4,754	61,802
Avid Technology Inc.(a)	3,498	122,010
Blackbaud Inc.	536	13,089
Borland Software Corp.(a)	7,855	41,396
Bottomline Technologies Inc.(a)	1,698	18,508
CA Inc.	31,497	816,087
CommVault Systems Inc.(a)	384	6,221
Compuware Corp.(a)	29,616	281,056
CSG Systems International Inc.(a)	2,355	58,922
Dendrite International Inc.(a)	3,263	51,099
Digi International Inc.(a)	1,059	13,449
DivX Inc.(a)(b)	273	5,471
Double-Take Software Inc.(a)	245	3,310
eFunds Corp.(a)	3,058	81,526
EPIQ Systems Inc.(a)	1,306	26,616
Fair Isaac Corp.	1,128	43,631
Fidelity National Information Services Inc.	15,033	683,400
Guidance Software Inc.	97	1,168
Hyperion Solutions Corp.(a)	2,689	139,371
IMS Health Inc.	4,943	146,609
Infocrossing Inc.(a)	302	4,491
Innerworkings Inc.(a)	490	5,782
Inter-Tel Inc.	1,553	36,713
INVESTools Inc.(a)	1,145	15,916
JDA Software Group Inc.(a)	2,100	31,563
Keane Inc.(a)	1,715	23,290
Lawson Software Inc.(a)	10,947	88,561
ManTech International Corp. Class A(a)	241	8,052
MapInfo Corp.(a)	499	10,045
Neoware Inc.(a)	568	5,720
Novell Inc.(a)	31,286	225,885
Omniture Inc.(a)	407	7,420
OPNET Technologies Inc.(a)	35	473
Parametric Technology Corp.(a)	4,902	93,579
Pegasystems Inc.	1,271	11,757
Progress Software Corp.(a)	3,331	103,927
QAD Inc.	604	5,496
Quest Software Inc.(a)	1,788	29,091
Schawk Inc.	1,124	20,356
Sybase Inc.(a)	7,468	188,791
Synchronoss Technologies Inc.(a)	244	4,246
SYNNEX Corp.(a)	1,117	23,725
Take-Two Interactive Software Inc.(a)(b)	6,182	124,505
THQ Inc.(a)	1,065	36,412

		3,791,164
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	227	6,079

		6,079
TELECOMMUNICATIONS – 6.80%
Acme Packet Inc.(a)	507	7,493
ADC Telecommunications Inc.(a)	1,792	29,998
ADTRAN Inc.	2,284	55,615
Aeroflex Inc.(a)	5,640	74,166

Alaska Communications Systems Group Inc.	3,707	54,678
Alltel Corp.	32,054	1,987,348
Anaren Inc.(a)	1,296	22,823
Andrew Corp.(a)	15,124	160,163
Anixter International Inc.(a)	1,354	89,283
Arris Group Inc.(a)	4,405	62,022
AT&T Inc.	560,453	22,098,662
Atlantic Tele-Network Inc.	43	1,124
Avaya Inc.(a)	38,436	453,929
Black Box Corp.	1,541	56,308
CalAmp Corp.(a)	2,051	17,700
Carrier Access Corp.(a)	2,399	12,259
C-COR Inc.(a)	1,292	17,907
CenturyTel Inc.	10,293	465,141
Ciena Corp.(a)	6,335	177,063
Cincinnati Bell Inc.(a)	22,690	106,643
Citizens Communications Co.	17,921	267,919
Consolidated Communications Holdings Inc.	1,788	35,563
Crown Castle International Corp.(a)	2,076	66,702
CT Communications Inc.	1,458	35,138
Ditech Networks Inc.(a)	2,844	23,093
Embarq Corp.	13,068	736,382
EMS Technologies Inc.(a)	417	8,036
Eschelon Telecom Inc.(a)	173	5,000
Extreme Networks Inc.(a)	10,471	44,292
FairPoint Communications Inc.	2,430	46,680
Foundry Networks Inc.(a)	5,824	79,032
General Communication Inc. Class A(a)	1,951	27,314
Globalstar Inc.(a)	1,055	11,183
Golden Telecom Inc.	1,837	101,733
Harmonic Inc.(a)	623	6,118
IDT Corp. Class B	4,123	46,796
Iowa Telecommunications Services Inc.	2,748	54,960
Ixia(a)	230	2,139
Juniper Networks Inc.(a)	23,539	463,248
Leap Wireless International Inc.(a)	2,677	176,628
Level 3 Communications Inc.(a)	10,852	66,197
Lightbridge Inc.(a)	730	12,826
Loral Space & Communications Inc.(a)	915	46,555
MasTec Inc.(a)	3,519	38,744
Motorola Inc.	47,143	833,017
MRV Communications Inc.(a)(b)	10,982	38,986
Newport Corp.(a)	3,587	58,719
NTELOS Holdings Corp.(a)	228	4,382
Oplink Communications Inc.(a)	1,331	23,918
Opnext Inc.(a)	1,143	16,905
Optical Communication Products Inc.(a)	9,791	13,120
Optium Corp.(a)	228	4,425
ORBCOMM Inc.(a)	513	6,541
PAETEC Holding Corp.(a)	3,477	36,439
Plantronics Inc.	2,092	49,413
Polycom Inc.(a)	4,239	141,286
Premiere Global Services Inc.(a)	6,342	71,157
Qwest Communications International Inc.(a)	142,813	1,283,889
RCN Corp.(a)	2,786	71,182
RF Micro Devices Inc.(a)	2,808	17,494
SafeNet Inc.(a)	2,432	68,826
SAVVIS Inc.(a)	1,034	49,508
Shenandoah Telecommunications Co.	486	22,886
Sprint Nextel Corp.	198,273	3,759,256
SureWest Communications	1,288	32,033
Switch & Data Facilities Co. Inc.(a)	480	8,698
Sycamore Networks Inc.(a)	18,079	67,615

Symmetricom Inc.(a)	3,345	27,764
Syniverse Holdings Inc.(a)	277	2,920
Tekelec(a)	766	11,421
TeleCorp PCS Inc. Escrow(c)	380	0
Telephone & Data Systems Inc.	4,531	270,138
Tellabs Inc.(a)	41,320	409,068
3Com Corp.(a)	38,213	149,413
Time Warner Telecom Inc. Class A(a)	2,824	58,654
United States Cellular Corp.(a)	551	40,471
USA Mobility Inc.	2,420	48,231
UTStarcom Inc.(a)(b)	7,639	63,327
Verizon Communications Inc.	259,882	9,854,725
Virgin Media Inc.	26,267	663,242
Vonage Holdings Corp.(a)(b)	2,112	7,286
Windstream Corp.	39,147	575,069

		47,214,027
TEXTILES – 0.06%
G&K Services Inc. Class A	1,891	68,605
Mohawk Industries Inc.(a)	4,206	345,102
UniFirst Corp.	863	33,113

		446,820
TOYS, GAMES & HOBBIES – 0.23%
Hasbro Inc.	14,160	405,259
JAKKS Pacific Inc.(a)	2,432	58,125
LeapFrog Enterprises Inc.(a)	4,131	44,202
Marvel Entertainment Inc.(a)	924	25,641
Mattel Inc.	34,333	946,561
RC2 Corp.(a)	1,711	69,107
Topps Co. Inc. (The)	3,054	29,685

		1,578,580
TRANSPORTATION – 0.71%
Alexander & Baldwin Inc.	3,641	183,652
Arkansas Best Corp.(b)	2,194	77,997
Atlas Air Worldwide Holdings Inc.(a)	1,413	74,507
Bristow Group Inc.(a)	2,058	75,014
CSX Corp.	20,378	816,139
Dynamex Inc.(a)	133	3,384
Florida East Coast Industries Inc.	1,135	71,153
Forward Air Corp.	107	3,518
GulfMark Offshore Inc.(a)	1,450	63,293
Heartland Express Inc.	2,241	35,587
Horizon Lines Inc. Class A	798	26,190
Kansas City Southern Industries Inc.(a)	4,374	155,627
Laidlaw International Inc.	7,359	254,621
Marten Transport Ltd.(a)	933	14,816
Norfolk Southern Corp.	16,241	821,795
Overseas Shipholding Group Inc.	2,613	163,574
P.A.M. Transportation Services Inc.(a)	127	2,619
Patriot Transportation Holding Inc.(a)	112	10,036
PHI Inc.(a)	510	13,801
Ryder System Inc.	5,470	269,890
Saia Inc.(a)	1,290	30,638
SIRVA Inc.(a)	6,183	22,073
Swift Transportation Co. Inc.(a)	2,544	79,271
U.S. Xpress Enterprises Inc. Class A(a)	421	7,266
Union Pacific Corp.	13,107	1,331,016
USA Truck Inc.(a)	344	5,346
Werner Enterprises Inc.	4,521	82,147
YRC Worldwide Inc.(a)	5,178	208,259

		4,903,229

TRUCKING & LEASING – 0.02%
AMERCO(a)	101	7,069
GATX Corp.	1,894	90,533
Greenbrier Companies Inc. (The)	754	20,132
Interpool Inc.	1,047	25,568
TAL International Group Inc.	1,316	31,584

		174,886
WATER – 0.05%
American States Water Co.	1,463	53,941
Aqua America Inc.	4,735	106,301
California Water Service Group	1,804	69,129
PICO Holdings Inc.(a)	992	42,368
SJW Corp.	1,315	53,231
Southwest Water Co.(b)	1,977	28,508

		353,478

TOTAL COMMON STOCKS (Cost: $619,946,233)		693,884,469

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 0.69%

CERTIFICATES OF DEPOSIT(d) – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$46,189	46,189
Deutsche Bank AG
5.35%, 08/08/07	57,737	57,737

		103,926
COMMERCIAL PAPER(d) – 0.12%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	21,966	21,910
BNP Paribas Finance Inc.
5.12%, 06/06/07	8,083	8,009
Bryant Park Funding LLC
5.28%, 04/23/07(e)	34,642	34,535
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	17,321	17,277
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	34,642	34,566
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	96,260	95,821
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	55,761	55,749
Five Finance Inc.
5.22%, 04/20/07(e)	10,624	10,596
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	40,416	39,907
Giro Funding Corp.
5.29%, 04/23/07(e)	23,095	23,023
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	45,035	44,682
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	11,547	11,383
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	34,642	34,525

KKR Pacific Funding Trust
5.29%, 04/24/07(e)	17,321	17,265
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	29,180	28,818
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	52,101	51,849
Nationwide Building Society
5.21%, 04/13/07(e)	21,940	21,905
Nestle Capital Corp.
5.19%, 08/09/07	13,857	13,599
Park Granada LLC
5.50%, 04/02/07(e)	48,690	48,690
Park Sienna LLC
5.50%, 04/02/07(e)	4,619	4,619
Sedna Finance Inc.
5.22%, 04/17/07(e)	13,164	13,135
Simba Funding Corp.
5.20%, 07/23/07(e)	23,095	22,721
Societe Generale
5.18%, 05/16/07	57,737	57,371
Tulip Funding Corp.
5.30%, 04/26/07(e)	31,210	31,100
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	37,629	37,629
Westpac Banking Corp.
5.20%, 07/12/07(e)	20,785	20,482
Zela Finance Inc.
5.20%, 07/16/07(e)	13,857	13,647

		814,813
MEDIUM-TERM NOTES(d) – 0.01%
Bank of America N.A.
5.28%, 04/20/07	5,774	5,774
Cullinan Finance Corp.
5.71%, 06/28/07(e)	17,321	17,321
K2 USA LLC
5.39%, 06/04/07(e)	17,321	17,321
Sigma Finance Inc.
5.51%, 06/18/07(e)	18,938	18,938

		59,354
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(f)(g)	846,742	846,742

		846,742
REPURCHASE AGREEMENTS(d) – 0.15%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,211 (collateralized by non-U.S. Government debt securities, value $47,627, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$46,190	46,190
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $67,930 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $72,558, 3.75% to 8.50%, 5/15/08 to 6/12/46).	67,899	67,899

Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $43,900 (collateralized by U.S. Government obligations, value $44,807, 5.50%, 12/1/34).	43,880	43,880
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $34,658 (collateralized by non-U.S. Government debt securities, value $35,764, 1.00% to 10.00%, 10/17/18 to 11/25/52).	34,642	34,642
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $57,763 (collateralized by non-U.S. Government debt securities, value $63,072, 4.50% to 7.84%, 12/1/07 to 7/15/21).	57,737	57,737
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,310 (collateralized by non-U.S. Government debt securities, value $2,426, 4.50% to 7.84%, 12/1/07 to 7/15/21).	2,309	2,309
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,185 (collateralized by non-U.S. Government debt securities, value $159,830, 0.00% to 6.01%, 5/27/33 to 3/15/37).	150,116	150,116
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $25,416 (collateralized by non-U.S. Government debt securities, value $27,048, 0.00% to 6.01%, 5/27/33 to 3/15/37).	25,404	25,404
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $13,863 (collateralized by non-U.S. Government debt securities, value $14,754, 0.00% to 6.01%, 5/27/33 to 3/15/37).	13,857	13,857
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $80,869 (collateralized by non-U.S. Government debt securities, value $84,966, 4.70% to 6.25%, 11/25/35 to 10/17/48).	80,832	80,832
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,211 (collateralized by non-U.S. Government debt securities, value $48,552, 0.00% to 8.85%, 8/15/09 to 10/15/49).	46,190	46,190
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $54,784 (collateralized by non-U.S. Government debt securities, value $56,867, 0.00% to 5.68%, 4/17/07 to 1/25/47).	54,759	54,759
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $23,106 (collateralized by non-U.S. Government debt securities, value $25,530, 5.65% to 9.49%, 1/1/17 to 6/1/48).	23,095	23,095
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $11,552 (collateralized by non-U.S. Government debt securities, value $12,139, 3.73% to 5.33%, 12/1/35 to 6/1/46).	11,547	11,547
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $5,777 (collateralized by non-U.S. Government debt securities, value $6,069, 4.70% to 8.75%, 6/1/10 to 3/15/32).	5,774	5,774

Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $161,739 (collateralized by non-U.S. Government debt securities, value $205,655, 1.13% to 10.07%, 1/15/09 to 10/12/49).	161,664	161,664
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $23,106 (collateralized by non-U.S. Government debt securities, value $23,815, 3.60% to 10.13%, 7/15/07 to 7/1/26).	23,095	23,095
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $115,527 (collateralized by non-U.S. Government debt securities, value $121,475, 4.22% to 8.32%, 1/17/14 to 12/20/54).	115,474	115,474
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $23,106 (collateralized by non-U.S. Government debt securities, value $24,031, 0.00% to 10.00%, 4/1/07 to 3/31/37).	23,095	23,095
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $17,106 (collateralized by non-U.S. Government debt securities, value $22,001, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	16,166	16,166
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $62,385 (collateralized by non-U.S. Government debt securities, value $65,545, 0.06% to 8.32%, 5/15/09 to 3/15/49).	62,356	62,356

		1,066,081
TIME DEPOSITS(d) – 0.04%
Bank of Montreal
5.25%, 04/02/07	46,791	46,791
Credit Suisse First Boston NY
5.32%, 04/03/07	115,474	115,474
Danske Bank
5.46%, 04/02/07	69,284	69,284
Deutsche Bank AG
5.25%, 04/02/07	40,428	40,428

		271,977
VARIABLE & FLOATING RATE NOTES(d) – 0.24%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	59,123	59,128
American Express Centurion Bank
5.41%, 07/19/07	25,404	25,413
American Express Credit Corp.
5.42%, 03/05/08	6,928	6,932
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	42	42
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	17,321	17,321
ASIF Global Financing
5.40%, 05/03/07(e)	2,309	2,310
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	15,012	15,012
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	33,487	33,488
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	58,892	58,894

BMW US Capital LLC
5.32%, 04/15/08(e)	23,095	23,095
BNP Paribas
5.33%, 11/19/07(e)	42,725	42,725
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	22,171	22,169
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	15,012	15,011
CC USA Inc.
5.35%, 07/30/07(e)	11,547	11,548
Commodore CDO Ltd.
5.42%, 12/12/07(e)	4,964	4,964
Credit Agricole SA
5.33%, 11/23/07	23,095	23,095
Cullinan Finance Corp.
5.36%, 04/25/07(e)	5,774	5,774
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	1,065	1,065
DEPFA Bank PLC
5.39%, 12/14/07(e)	23,095	23,095
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	26,559	26,559
Fifth Third Bancorp
5.32%, 02/22/08(e)	46,190	46,190
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	15,012	15,011
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	24,249	24,251
Granite Master Issuer PLC
5.29%, 08/20/07(e)	80,832	80,832
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	53,118	52,905
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	34,642	34,644
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	23,095	23,095
Holmes Financing PLC
5.29%, 07/16/07(e)	40,416	40,416
JP Morgan Securities Inc.
5.52%, 11/16/07	46,190	46,190
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	63,511	63,511
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	17,321	17,321
Kestrel Funding LLC
5.30%, 07/11/07(e)	9,238	9,238
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	13,857	13,857
Leafs LLC
5.32%, 01/22/08(e)	22,333	22,333
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	25,404	25,404
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	8,142	8,142
Marshall & Ilsley Bank
5.32%, 02/15/08	12,702	12,702
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	41,795	41,795
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	25,404	25,404
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	34,642	34,642

Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	2,309	2,309
Mound Financing PLC
5.29%, 05/08/07(e)	21,709	21,709
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	36,952	36,951
National City Bank of Indiana
5.34%, 05/21/07	11,547	11,548
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	76,213	76,219
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	23,152	23,150
Northern Rock PLC
5.38%, 02/01/08(e)	27,714	27,714
Pricoa Global Funding I
5.31%, 02/27/08(e)	31,178	31,178
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	33,487	33,487
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	23,095	23,095
Strips III LLC
5.37%, 07/24/07(e)	4,551	4,551
SunTrust Bank
5.29%, 05/01/07	23,095	23,095
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	56,351	56,350
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	15,012	15,012
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	25,117	25,117
Wachovia Bank N.A.
5.48%, 05/22/07	58,430	58,430
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	17,321	17,324
Wells Fargo & Co.
5.33%, 11/15/07(e)	11,547	11,548
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	17,321	17,321
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	69,284	69,280
Wind Master Trust
5.31%, 07/25/07(e)	9,238	9,238

		1,650,149

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,813,042)		4,813,042

TOTAL INVESTMENTS IN SECURITIES – 100.59% (Cost: $624,759,275)		698,697,511
Other Assets, Less Liabilities – (0.59)%		(4,098,068)

NET ASSETS – 100.00%		$694,599,443

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MICROCAPTM INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.25%
Gaiam Inc.(a)	6,160	$96,958
Greenfield Online Inc.(a)	14,096	224,126
Traffix Inc.	10,718	59,378
ValueVision Media Inc. Class A(a)	20,155	249,116

		629,578
AEROSPACE & DEFENSE – 0.96%
Allied Defense Group Inc. (The)(a)	8,340	71,307
Ducommun Inc.(a)	9,427	242,557
EDO Corp.	6,291	164,824
Herley Industries Inc.(a)	21,242	331,800
Innovative Solutions & Support Inc.(a)	13,499	341,795
Kaman Corp.	22,133	515,920
MTC Technologies Inc.(a)	7,244	152,341
TVI Corp.(a)	48,837	74,721
United Industrial Corp.	10,327	570,050

		2,465,315
AGRICULTURE – 0.25%
Alico Inc.	2,515	144,185
Alliance One International Inc.(a)	41,685	384,753
Cadiz Inc.(a)	2,491	63,371
Hines Horticulture Inc.(a)	30,277	42,691

		635,000
AIRLINES – 0.38%
ExpressJet Holdings Inc.(a)	29,181	170,417
Frontier Airlines Holdings Inc.(a)	22,935	137,839
Hawaiian Holdings Inc.(a)	4,520	14,238
MAIR Holdings Inc.(a)	3,070	20,170
Mesa Air Group Inc.(a)	23,131	174,176
Midwest Air Group Inc.(a)	6,687	90,341
Pinnacle Airlines Corp.(a)	21,741	375,902

		983,083
APPAREL – 1.23%
Ashworth Inc.(a)	14,096	106,707
Bakers Footwear Group Inc.(a)	1,405	12,757
Cherokee Inc.	11,913	512,974
Cutter & Buck Inc.	11,619	137,685
Deckers Outdoor Corp.(a)	5,829	413,976
Hartmarx Corp.(a)	21,937	162,334
Maidenform Brands Inc.(a)	4,009	92,488
Mossimo Inc. Rights(b)	21,276	2
NexCen Brands Inc.(a)	16,990	168,541
Perry Ellis International Inc.(a)	20,703	662,289
Rocky Brands Inc.(a)	6,549	74,659
Stride Rite Corp.	29,083	447,587

Tandy Brands Accessories Inc.	13,802	181,220
True Religion Apparel Inc.(a)(c)	3,721	60,429
Unifi Inc.(a)	36,532	105,212

		3,138,860
AUTO MANUFACTURERS – 0.14%
A.S.V. Inc.(a)(c)	11,913	181,792
Wabash National Corp.	11,991	184,901

		366,693
AUTO PARTS & EQUIPMENT – 0.95%
Accuride Corp.(a)	9,184	134,086
Aftermarket Technology Corp.(a)	14,889	361,505
Amerigon Inc. Class A(a)	17,767	221,199
Amerityre Corp.(a)(c)	5,126	22,811
Commercial Vehicle Group Inc.(a)	9,542	196,565
Exide Technologies Inc.(a)	25,399	220,971
Fuel Systems Solutions Inc.(a)	4,309	79,803
Hayes Lemmerz International Inc.(a)	12,203	89,204
Miller Industries Inc.(a)	3,317	72,344
Noble International Ltd.	3,430	57,555
Proliance International Inc.(a)	1,075	4,063
Spartan Motors Inc.	15,785	366,370
Standard Motor Products Inc.	4,272	72,923
Strattec Security Corp.(a)	1,046	46,526
Superior Industries International Inc.(c)	8,367	174,285
Supreme Industries Inc.	1,449	8,477
Titan International Inc.	12,109	306,721

		2,435,408
BANKS – 10.77%
AmericanWest Bancorporation	8,303	178,847
Ameris Bancorp	13,205	323,258
AmeriServ Financial Inc.(a)	37,726	179,953
Ames National Corp.	165	3,503
Arrow Financial Corp.	10,818	242,323
Bancorp Inc. (The)(a)	11,913	309,738
BancTrust Financial Group Inc.	11,512	243,594
Bank of Florida Corp.(a)	6,239	117,917
Bank of Granite Corp.	16,383	293,583
Bank of the Ozarks Inc.	12,773	366,841
Banner Corp.	9,133	379,476
Bridge Capital Holdings(a)	3,119	67,090
Bryn Mawr Bank Corp.	12,632	292,431
Camden National Corp.	2,674	116,052
Capital Corp of the West	2,627	69,747
Cardinal Financial Corp.	32,068	320,039
Cass Information Systems Inc.	249	8,406
Center Bancorp Inc.	5,733	89,492
Center Financial Corp.	12,011	237,457
Citizens & Northern Corp.	2,166	44,620
City Bank	19,943	640,370
Coast Financial Holdings Inc.(a)	699	4,823
Coastal Financial Corp.	39,550	618,166
CoBiz Inc.	9,419	187,532
Columbia Bancorp	2,938	70,541
Columbia Banking System Inc.	17,473	589,364
Community Bancorp(a)	11,532	354,609
Community Bank System Inc.	10,079	210,853
Community Trust Bancorp Inc.	9,796	354,909
Eastern Virginia Bankshares	547	12,433
EuroBancshares Inc.(a)	10,515	95,266
Financial Institutions Inc.	10,924	219,245

First Bancorp (North Carolina)	10,229	218,696
First Busey Corp. Class A	10,801	231,465
First Citizens Banc Corp.	67	1,313
First Community Bancshares Inc.	7,743	301,977
First Financial Corp.	10,616	328,565
First Indiana Corp.	16,260	355,281
First Merchants Corp.	14,022	332,602
First Regional Bancorp(a)	2,389	70,953
First Security Group Inc.	8,045	91,552
1st Source Corp.	5,152	134,828
First South Bancorp Inc.	2,206	67,702
First State Bancorp	10,327	232,874
Firstbank Corp.	4,109	88,327
FNB United Corp.	665	11,139
Gateway Financial Holdings Inc.	13,071	190,052
GB&T Bancshares Inc.	10,817	196,112
German American Bancorp Inc.	20,214	268,644
Great Southern Bancorp Inc.	5,257	153,925
Greene County Bancshares Inc.	2,043	69,278
Harleysville National Corp.	11,370	202,613
Heartland Financial USA Inc.	10,213	273,198
Heritage Commerce Corp.	9,427	240,294
Horizon Financial Corp.	12,530	276,662
IBERIABANK Corp.	11,814	657,567
Independent Bank Corp. (Massachusetts)	18,462	608,138
Independent Bank Corp. (Michigan)	8,700	177,219
Integra Bank Corp.	25,510	568,618
Intervest Bancshares Corp.(a)	1,483	42,562
ITLA Capital Corp.	3,859	200,745
Lakeland Bancorp Inc.	15,840	214,632
Lakeland Financial Corp.	16,702	379,135
LNB Bancorp Inc.	18,638	288,889
Macatawa Bank Corp.	12,451	229,098
MainSource Financial Group Inc.	26,059	442,482
MBT Financial Corp.	12,305	158,858
Mercantile Bank Corp.	11,574	375,924
Mid-State Bancshares	8,765	321,588
Midwest Banc Holdings Inc.	19,255	341,006
Millenium Bankshares Corp.	624	6,384
Nara Bancorp Inc.	20,850	365,083
Old Second Bancorp Inc.	16,974	465,088
Omega Financial Corp.	10,645	303,489
Oriental Financial Group Inc.	19,255	226,824
Pacific Mercantile Bancorp(a)	9,632	136,774
Peoples Bancorp Inc.	12,291	324,605
Pinnacle Financial Partners Inc.(a)	9,752	297,534
Placer Sierra Bancshares	3,899	105,507
Preferred Bank	12,950	507,770
PremierWest Bancorp	8,096	109,377
QCR Holdings Inc.	1,315	20,330
Renasant Corp.	14,407	355,565
Republic First Bancorp Inc.(a)	16,018	206,312
Riverview Bancorp	2,042	32,549
Sandy Spring Bancorp Inc.	9,758	338,017
SCBT Financial Corp.	10,311	373,877
Seacoast Banking Corp. of Florida	10,288	233,229
Security Bank Corp.	9,473	190,786
Simmons First National Corp. Class A	10,150	305,210
Smithtown Bancorp Inc.	2,681	69,706
Southcoast Financial Corp.(a)	193	4,308
Southern Community Financial Corp.	26,129	268,084
Southside Bancshares Inc.	13,865	317,647
Southwest Bancorp Inc.	17,332	445,259

Sterling Bancorp	13,987	253,165
Sterling Financial Corp. (Pennsylvania)	6,648	147,586
Suffolk Bancorp	7,547	243,617
Summit Financial Group Inc.	161	3,381
Sun American Bancorp(a)	7,388	36,940
Sun Bancorp Inc. (New Jersey)(a)	2,790	51,866
Superior Bancorp(a)	22,768	245,894
SY Bancorp Inc.	10,110	251,335
Temecula Valley Bancorp Inc.(a)	4,408	94,111
Texas Capital Bancshares Inc.(a)	18,765	384,682
TIB Financial Corp.	1,422	21,330
TriCo Bancshares	9,521	225,362
Union Bankshares Corp.	11,143	289,049
United Security Bancshares Inc.	34	1,001
United Western Bancorp Inc.	344	8,215
Univest Corp. of Pennsylvania	7,841	194,222
Vineyard National Bancorp	11,414	262,979
Virginia Commerce Bancorp Inc.(a)	13,200	285,780
Virginia Financial Group Inc.	10,719	277,944
Waccamaw Bankshares Inc.(a)	100	1,575
Washington Trust Bancorp Inc.	9,427	252,738
West Bancorporation	18,552	279,950
West Coast Bancorp	10,895	348,313
Wilshire Bancorp Inc.	17,277	283,343
Yardville National Bancorp	14,613	530,598

		27,571,281
BEVERAGES – 0.71%
Boston Beer Co. Inc. Class A(a)	11,316	377,389
Coca-Cola Bottling Co. Consolidated	8,619	488,094
Green Mountain Coffee Roasters Inc.(a)	5,854	369,095
Jones Soda Co.(a)	14,953	302,350
Peet’s Coffee & Tea Inc.(a)	10,327	285,232

		1,822,160
BIOTECHNOLOGY – 3.92%
Aastrom Biosciences Inc.(a)(c)	111,881	154,396
Advanced Magnetics Inc.(a)	6,157	371,082
ADVENTRX Pharmaceuticals Inc.(a)	37,031	92,577
American Oriental Bioengineering Inc.(a)	22,102	207,538
Anesiva Inc.(a)	1,141	7,873
ARIAD Pharmaceuticals Inc.(a)	40,483	181,769
ArQule Inc.(a)	26,829	200,144
Avant Immunotherapeutics Inc.(a)	61,151	89,280
Avigen Inc.(a)	23,728	153,995
Barrier Therapeutics Inc.(a)	15,171	104,680
Biocryst Pharmaceuticals Inc.(a)	20,173	168,848
Bodisen Biotech Inc.(a)(b)	7,471	25,103
Cambrex Corp.	16,954	417,068
Cell Genesys Inc.(a)	30,277	127,163
Coley Pharmaceutical Group Inc.(a)	7,775	74,484
CryoLife Inc.(a)	10,232	86,051
CuraGen Corp.(a)	35,134	108,213
Curis Inc.(a)	49,439	75,147
Cytogen Corp.(a)	14,987	31,173
Cytokinetics Inc.(a)	22,164	154,261
deCODE genetics Inc.(a)(c)	39,009	142,383
Diversa Corp.(a)	11,575	90,401
Dyadic International Inc.(a)	8,014	50,648
Encysive Pharmaceuticals Inc.(a)	34,406	93,240
EntreMed Inc.(a)	30,179	45,268
Enzo Biochem Inc.(a)	17,170	258,924
Enzon Pharmaceuticals Inc.(a)	29,341	239,129

Gene Logic Inc.(a)	20,645	44,387
Genitope Corp.(a)(c)	24,743	102,683
Genomic Health Inc.(a)	4,921	85,330
GenVec Inc.(a)	20,175	58,104
Geron Corp.(a)	40,605	284,235
GTx Inc.(a)	6,015	122,706
Halozyme Therapeutics Inc.(a)	62,648	504,943
Hana Biosciences Inc.(a)	17,265	32,976
Harvard Bioscience Inc.(a)	30,874	148,813
Immunogen Inc.(a)	34,950	167,410
Immunomedics Inc.(a)	34,946	160,053
Incyte Corp.(a)	43,338	285,597
Inovio Biomedical Corp.(a)	26,998	87,204
InterMune Inc.(a)	17,278	426,075
Kosan Biosciences Inc.(a)	19,244	105,842
Lexicon Genetics Inc.(a)	47,566	172,665
Maxygen Inc.(a)	24,003	267,633
Medivation Inc.(a)	8,628	162,724
Metabasis Therapeutics Inc.(a)	8,214	60,373
Micormet Inc.(a)	12,580	33,966
Momenta Pharmaceuticals Inc.(a)	12,240	158,630
Monogram Biosciences Inc.(a)	104,911	203,527
Nanogen Inc.(a)	68,626	87,841
Neose Technologies Inc.(a)	23,033	59,195
Neurobiological Technologies Inc.(a)	31,789	69,300
Northfield Laboratories Inc.(a)(c)	18,285	66,009
Novavax Inc.(a)	27,749	71,870
Orchid Cellmark Inc.(a)	23,344	145,900
Oscient Pharmaceuticals Corp.(a)	8,034	42,259
Oxigene Inc.(a)	17,072	65,386
Panacos Pharmaceuticals Inc.(a)	26,436	122,399
Peregrine Pharmaceuticals Inc.(a)	141,924	139,086
Regeneration Technologies Inc.(a)	21,839	158,333
RegeneRx Biopharmaceuticals Inc.(a)	18,863	43,385
Repligen Corp.(a)	23,327	73,713
Sangamo BioSciences Inc.(a)	11,809	80,301
Savient Pharmaceuticals Inc.(a)	44,667	536,897
Seattle Genetics Inc.(a)	14,319	117,273
Sonus Pharmaceuticals Inc.(a)	21,004	105,650
StemCells Inc.(a)	57,177	144,086
SuperGen Inc.(a)	35,038	206,724
Tercica Inc.(a)(c)	12,088	70,836
Third Wave Technologies Inc.(a)	20,645	105,289
Vical Inc.(a)	22,107	106,556

		10,045,002
BUILDING MATERIALS – 0.65%
AAON Inc.	3,048	79,644
Apogee Enterprises Inc.	22,035	441,581
Comfort Systems USA Inc.	23,727	284,249
Craftmade International Inc.	7,449	112,405
Fiberstars Inc.(a)	6,754	38,160
LSI Industries Inc.	21,046	352,310
Trex Co. Inc.(a)(c)	4,414	95,033
U.S. Concrete Inc.(a)	32,166	251,538

		1,654,920
CHEMICALS – 0.99%
Aceto Corp.	17,375	137,262
American Vanguard Corp.	6,029	103,036
Balchem Corp.	6,234	110,217
ICO Inc.(a)	51,020	313,263
Innospec Inc.	8,242	475,069

Landec Corp.(a)	19,886	281,983
O2Diesel Corp.(a)	16,348	11,444
OMNOVA Solutions Inc.(a)	26,508	144,734
Penford Corp.	10,327	207,986
Pioneer Companies Inc.(a)	9,035	249,727
Quaker Chemical Corp.	8,340	198,575
Tronox Inc. Class B	14,910	208,442
Wellman Inc.	28,192	101,491

		2,543,229
COMMERCIAL SERVICES – 4.79%
Albany Molecular Research Inc.(a)	16,376	161,304
Arrowhead Research Corp.(a)	14,264	63,760
Barrett Business Services Inc.	2,253	51,932
Bowne & Co. Inc.	23,523	370,017
Carriage Services Inc.(a)	17,375	140,564
Cash Systems Inc.(a)	16,593	98,231
CDI Corp.	12,109	350,192
Clayton Holdings Inc.(a)	3,087	47,355
Coinmach Service Corp. Class A	12,176	129,187
Collectors Universe	3,394	47,550
Compass Diversified Trust	6,392	107,194
Cornell Companies Inc.(a)	8,438	170,616
CorVel Corp.(a)	3,443	104,151
CPI Corp.	1,998	104,915
CRA International Inc.(a)	5,651	294,869
Cross Country Healthcare Inc.(a)	13,822	251,975
Diamond Management & Technology Consultants Inc.	20,850	243,736
Document Security Systems Inc.(a)(c)	9,035	97,849
Dollar Financial Corp.(a)	8,313	210,319
Edgewater Technology Inc.(a)	3,926	33,135
Educate Inc.(a)	5,799	44,420
Electro Rent Corp.(a)	13,598	195,811
Exponent Inc.(a)	13,276	264,856
First Consulting Group Inc.(a)	21,860	198,926
Forrester Research Inc.(a)	9,133	259,012
Franklin Covey Co.(a)	9,926	78,415
Geo Group Inc. (The)(a)	10,546	477,945
Healthcare Services Group Inc.	20,351	583,056
HMS Holdings Corp.(a)	15,780	345,582
Home Solutions of America Inc.(a)(c)	18,050	85,737
Hooper Holmes Inc.(a)	38,118	170,387
Hudson Highland Group Inc.(a)	16,582	258,513
Huron Consulting Group Inc.(a)	9,667	588,140
ICT Group Inc.(a)	1,751	30,642
Integrated Alarm Services Group Inc.(a)(c)	25,510	97,958
Intersections Inc.(a)	8,839	88,832
Kendle International Inc.(a)	9,427	334,847
Kforce Inc.(a)	28,887	397,774
Landauer Inc.	5,658	285,616
LECG Corp.(a)	12,019	174,035
Mac-Gray Corp.(a)	3,353	52,508
Medifast Inc.(a)	4,478	32,062
Michael Baker Corp.(a)	2,812	68,332
Midas Inc.(a)	12,011	259,077
Monro Muffler Brake Inc.	7,174	251,807
Multi-Color Corp.	898	31,493
Odyssey Marine Exploration Inc.(a)	30,571	110,973
On Assignment Inc.(a)	19,754	245,147
PDI Inc.(a)	7,342	69,896
PeopleSupport Inc.(a)	17,072	195,474
PharmaNet Development Group Inc.(a)	7,891	205,166

PRA International(a)	9,268	199,818
Pre-Paid Legal Services Inc.(a)	3,860	193,425
Princeton Review Inc. (The)(a)	6,889	36,994
Providence Service Corp. (The)(a)	10,719	254,255
ProxyMed Inc.(a)	1,414	4,086
Rewards Network Inc.(a)	9,020	47,806
Rural/Metro Corp.(a)	19,558	147,663
Saba Software Inc.(a)	8,444	55,266
Senomyx Inc.(a)	14,588	180,599
SM&A(a)	5,933	42,124
Source Interlink Companies Inc.(a)	24,521	164,536
Spherion Corp.(a)	45,469	401,037
Standard Parking Corp.(a)	6,451	228,172
StarTek Inc.	10,621	103,980
Team Inc.(a)	2,396	91,407
TNS Inc.(a)	11,562	186,033
Vertrue Inc.(a)	5,658	272,206
Volt Information Sciences Inc.(a)	3,972	104,027

		12,274,724
COMPUTER SYSTEMS – 0.01%
Electronic Clearing House Inc.(a)	2,077	24,114

		24,114
COMPUTERS – 3.81%
Adept Technology Inc.(a)	1,575	12,206
Agilysys Inc.	20,547	461,691
Ansoft Corp.(a)	10,924	345,635
Applix Inc.(a)	6,525	87,500
Carreker Corp.(a)	13,328	106,891
Catapult Communications Corp.(a)	7,547	73,508
CIBER Inc.(a)	34,643	272,640
Computer Task Group Inc.(a)	22,534	101,628
COMSYS IT Partners Inc.(a)	7,451	148,275
Comtech Group Inc.(a)	5,479	95,773
Covansys Corp.(a)	21,242	524,253
Cray Inc.(a)	22,673	312,661
Digimarc Corp.(a)	16,638	168,210
Dot Hill Systems Corp.(a)	36,728	134,057
Echelon Corp.(a)	14,791	155,897
Hutchinson Technology Inc.(a)	8,677	202,608
iGATE Corp.(a)	5,332	43,936
Immersion Corp.(a)	20,155	181,798
InFocus Corp.(a)	37,922	106,182
Integral Systems Inc.	4,126	99,725
Internet Commerce Corp. Class A(a)	4,117	9,716
Intervoice Inc.(a)	28,593	189,858
Iomega Corp.(a)	34,946	131,047
LivePerson Inc.(a)	26,410	208,111
Magma Design Automation Inc.(a)	23,327	278,991
Manhattan Associates Inc.(a)	12,556	344,411
Maxwell Technologies Inc.(a)(c)	7,939	99,396
Mercury Computer Systems Inc.(a)	7,060	97,922
Mobility Electronics Inc.(a)	20,449	63,596
NCI Inc. Class A(a)	2,645	39,014
Ness Technologies Inc.(a)	15,669	200,250
NetScout Systems Inc.(a)	14,013	126,818
Overland Storage Inc.(a)	20,850	86,319
PacificNet Inc.(a)	5,743	30,668
PAR Technology Corp.(a)	4,767	47,289
Pomeroy IT Solutions Inc.(a)	1,768	15,947
Quantum Corp.(a)	121,901	329,133
Radiant Systems Inc.(a)	16,778	218,617

RadiSys Corp.(a)	15,486	253,041
Rainmaker Systems Inc.(a)	7,957	66,839
Rimage Corp.(a)	9,035	234,097
SI International Inc.(a)	7,416	212,913
Sigma Designs Inc.(a)	16,582	435,443
Silicon Storage Technology Inc.(a)	60,054	296,066
Stratasys Inc.(a)(c)	22,062	942,489
Synaptics Inc.(a)	14,013	358,453
TechTeam Global Inc.(a)	3,359	41,988
3D Systems Corp.(a)(c)	10,523	230,559
TransAct Technologies Inc.(a)	9,820	68,347
Tyler Technologies Inc.(a)(c)	20,252	257,200
Xanser Corp.(a)	39,214	215,677

		9,765,289
COSMETICS & PERSONAL CARE – 0.11%
Elizabeth Arden Inc.(a)	10,393	226,775
Parlux Fragrances Inc.(a)(c)	8,534	47,620

		274,395
DISTRIBUTION & WHOLESALE – 0.46%
Bell Microproducts Inc.(a)	19,950	127,680
Core-Mark Holding Co. Inc.(a)	3,674	131,088
Handleman Co.	17,972	125,265
Industrial Distribution Group Inc.(a)	12,804	159,922
MWI Veterinary Supply Inc.(a)	3,260	107,580
Navarre Corp.(a)(c)	18,863	70,736
NuCO2 Inc.(a)	10,327	260,447
Rentrak Corp.(a)	12,510	195,531

		1,178,249
DIVERSIFIED FINANCIAL SERVICES – 1.33%
Asta Funding Inc.	7,342	317,028
Consumer Portfolio Services(a)	17,865	109,870
Delta Financial Corp.	4,826	39,911
Diamond Hill Investment Group(a)	1,930	188,194
Encore Capital Group Inc.(a)	11,512	114,429
Epoch Holding Corp.(a)	641	8,474
eSpeed Inc.(a)	13,695	130,103
Federal Agricultural Mortgage Corp.	4,205	114,376
FirstCity Financial Corp.(a)	12,417	131,620
International Assets Holding Corp.(a)(c)	3,744	104,570
Landenburg Thalmann Financial Services Inc.(a)	36,558	97,610
MarketAxess Holdings Inc.(a)	18,462	309,054
Marlin Business Services Corp.(a)	5,821	127,363
MCF Corp.(a)	11,258	49,535
Penson Worldwide Inc.(a)	2,449	73,935
Sanders Morris Harris Group Inc.	10,495	111,772
Stifel Financial Corp.(a)	5,627	249,276
SWS Group Inc.	9,484	235,298
Thomas Weisel Partners Group Inc.(a)	2,654	50,479
U.S. Global Investors Inc. Class A	6,720	173,107
United PanAm Financial Corp.(a)	2,119	26,488
Westwood Holdings Group Inc.	4,118	94,755
World Acceptance Corp.(a)	13,499	539,285

		3,396,532
ELECTRIC – 0.23%
Central Vermont Public Service Corp.	9,828	283,243
Empire District Electric Co. (The)	10,852	269,130
Green Mountain Power Corp.	545	19,004
Unitil Corp.	710	19,291

		590,668

ELECTRICAL COMPONENTS & EQUIPMENT – 1.54%
Active Power Inc.(a)	26,704	51,806
American Superconductor Corp.(a)(c)	22,632	304,853
C&D Technologies Inc.	17,972	90,399
Capstone Turbine Corp.(a)(c)	66,212	70,185
Cherokee International Corp.(a)	15,682	88,446
China BAK Battery Inc.(a)	11,418	37,109
Color Kinetics Inc.(a)	9,534	185,246
Distributed Energy Systems Corp.(a)	21,937	30,054
GrafTech International Ltd.(a)	66,505	603,865
Greatbatch Inc.(a)	13,401	341,726
Insteel Industries Inc.	10,523	176,681
Lamson & Sessions Co.(a)	9,231	256,529
Magnetek Inc.(a)	22,935	115,592
Powell Industries Inc.(a)	1,439	46,048
Power-One Inc.(a)	50,129	286,738
Research Frontiers Inc.(a)(c)	24,609	236,246
Superior Essex Inc.(a)	15,388	533,502
Ultralife Batteries Inc.(a)	14,595	157,626
Universal Display Corp.(a)	19,157	289,079
Valence Technology Inc.(a)(c)	28,486	33,613

		3,935,343
ELECTRONICS – 3.27%
American Science & Engineering Inc.(a)(c)	6,451	339,774
Axsys Technologies Inc.(a)	4,865	76,770
Badger Meter Inc.	10,924	290,032
Bel Fuse Inc. Class B	10,523	407,345
BTU International Inc.(a)	1,138	11,380
California Micro Devices Corp.(a)	21,643	101,289
CTS Corp.	26,704	369,049
Cubic Corp.	22,534	487,636
Cyberoptics Corp.(a)	7,841	109,382
DDI Corp.(a)	3,754	25,677
Electro Scientific Industries Inc.(a)	19,255	370,466
Excel Technology Inc.(a)	7,743	211,616
FARO Technologies Inc.(a)	7,939	229,199
Frequency Electronics Inc.	8,732	95,353
GameTech International Inc.(a)	1,955	23,890
hi/fn inc.(a)	2,811	17,063
II-VI Inc.(a)	15,085	510,627
Innovex Inc.(a)	19,754	35,557
Iteris Inc.(a)	25,608	58,898
L-1 Identity Solutions Inc.(a)	38,272	631,871
LaBarge Inc.(a)	7,342	95,446
LeCroy Corp.(a)	12,305	102,747
Lo-Jack Corp.(a)	13,597	258,071
LOUD Technologies Inc.(a)	3,006	32,345
Measurement Specialties Inc.(a)	9,427	212,673
Mechanical Technology Inc.(a)	26,802	41,543
Merix Corp.(a)	21,046	172,998
Methode Electronics Inc.	29,083	429,556
Nu Horizons Electronics Corp.(a)	3,992	42,036
OSI Systems Inc.(a)	10,817	286,001
OYO Geospace Corp.(a)	969	68,721
Photon Dynamics Inc.(a)	11,414	143,931
Planar Systems Inc.(a)	11,414	98,959
RAE Systems Inc.(a)	30,179	86,614
Sonic Solutions Inc.(a)	15,584	219,734
Spectrum Control Inc.(a)	16,475	202,643
SRS Labs Inc.(a)	15,584	217,085
Stoneridge Inc.(a)	9,329	96,648

Taser International Inc.(a)(c)	24,474	196,526
TTM Technologies Inc.(a)	29,083	277,452
UQM Technologies Inc.(a)	29,484	122,359
X-Rite Inc.	22,006	284,978
Zygo Corp.(a)	17,972	287,732

		8,379,672
ENERGY - ALTERNATE SOURCES – 0.27%
DayStar Technologies Inc.(a)(c)	10,452	54,768
FuelCell Energy Inc.(a)	33,252	261,361
Green Plains Renewable Energy Inc.(a)	1,814	38,348
MGP Ingredients Inc.	3,853	78,486
Millennium Cell Inc.(a)(c)	50,726	49,204
Plug Power Inc.(a)(c)	28,593	90,354
Quantum Fuel Systems Technologies Worldwide Inc.(a)(c)	32,558	39,721
Syntroleum Corp.(a)	28,094	87,653

		699,895
ENGINEERING & CONSTRUCTION – 0.19%
ENGlobal Corp.(a)	9,427	52,320
Layne Christensen Co.(a)	8,937	325,486
Sterling Construction Co. Inc.(a)	5,658	107,841

		485,647
ENTERTAINMENT – 0.65%
Bluegreen Corp.(a)	12,412	140,131
Carmike Cinemas Inc.(c)	12,207	283,202
Century Casinos Inc.(a)	8,077	66,635
Churchill Downs Inc.	2,455	111,432
Dover Downs Gaming & Entertainment Inc.	14,272	183,823
Dover Motorsports Inc.	22,632	118,818
Empire Resorts Inc.(a)	13,257	124,483
Great Wolf Resorts Inc.(a)	10,816	143,096
Image Entertainment Inc.(a)	26,205	109,799
Lakes Gaming Inc.(a)	10,425	116,239
Nevada Gold & Casinos Inc.(a)	8,144	16,369
Progressive Gaming International Corp.(a)	18,331	82,490
Silverleaf Resorts Inc.(a)	294	1,364
Steinway Musical Instruments Inc.	3,018	97,391
Youbet.com Inc.(a)	27,525	82,575

		1,677,847
ENVIRONMENTAL CONTROL – 0.65%
ADE-ES Inc.(a)	594	8,168
American Ecology Corp.	12,109	232,614
Calgon Carbon Corp.(a)(c)	29,288	243,383
Casella Waste Systems Inc. Class A(a)	18,070	176,363
Darling International Inc.(a)	40,658	264,277
Perma-Fix Environmental Services Inc.(a)	62,639	149,081
Synagro Technologies Inc.	46,262	263,693
Waste Services Inc.(a)	18,500	183,890
WCA Waste Corp.(a)	18,667	141,869

		1,663,338
FOOD – 1.67%
Ark Restaurants Corp.	905	30,652
Benihana Inc.(a)	2,118	60,024
Calavo Growers Inc.	1,385	16,094
Cal-Maine Foods Inc.	22,935	308,476
Chiquita Brands International Inc.	17,354	243,303
Diamond Foods Inc.	5,423	90,293
Frisch’s Restaurants Inc.	382	14,325

Imperial Sugar Co.	9,343	313,271
Ingles Markets Inc. Class A	12,703	518,791
J&J Snack Foods Corp.	11,799	465,943
Lifeway Foods Inc.(a)(c)	9,125	82,216
M&F Worldwide Corp.(a)	3,495	166,397
Monterey Gourmet Foods Inc.(a)	3,225	13,803
Nash Finch Co.	9,926	342,050
Pathmark Stores Inc.(a)	26,136	334,541
Premium Standard Farms Inc.	3,723	78,332
Rocky Mountain Chocolate Factory Inc.	5,462	73,901
Sanfilippo (John B.) & Son Inc.(a)	6,255	83,379
Spartan Stores Inc.	17,375	465,650
Tasty Baking Co.	24,913	217,490
Village Super Market Inc. Class A	162	15,469
Wild Oats Markets Inc.(a)(c)	18,266	332,441

		4,266,841
FOREST PRODUCTS & PAPER – 0.85%
Buckeye Technologies Inc.(a)	17,768	230,629
Caraustar Industries Inc.(a)	20,449	128,420
Mercer International Inc.(a)(c)	24,521	293,271
Neenah Paper Inc.	10,523	418,184
Pope & Talbot Inc.(a)	15,584	105,192
Rock-Tenn Co. Class A	20,849	692,187
Schweitzer-Mauduit International Inc.	10,816	268,778
Xerium Technologies Inc.	4,176	33,492

		2,170,153
GAS – 0.56%
Cascade Natural Gas Corp.	12,011	316,490
Chesapeake Utilities Corp.	3,609	111,662
EnergySouth Inc.	18,286	766,732
SEMCO Energy Inc.(a)	32,264	245,852

		1,440,736
HEALTH CARE - PRODUCTS – 4.96%
Abaxis Inc.(a)	17,072	416,045
ABIOMED Inc.(a)	19,059	260,346
Align Technology Inc.(a)	41,896	664,471
AngioDynamics Inc.(a)	12,074	203,930
Aspect Medical Systems Inc.(a)	6,633	103,408
ATS Medical Inc.(a)	30,678	63,197
BioLase Technology Inc.(a)(c)	15,780	153,539
Bioveris Corp.(a)	9,008	119,716
Bruker BioSciences Corp.(a)	15,130	159,168
Caliper Life Sciences Inc.(a)	11,083	62,619
Candela Corp.(a)	20,155	230,170
Cantel Medical Corp.(a)	7,449	114,640
Cardiac Science Corp.(a)	9,631	88,124
Cepheid Inc.(a)	31,863	378,532
Cerus Corp.(a)	15,192	102,546
Cholestech Corp.(a)	10,229	176,348
Columbia Laboratories Inc.(a)	32,460	43,496
Conceptus Inc.(a)	21,545	430,900
CONMED Corp.(a)	10,789	315,362
Cutera Inc.(a)	7,560	273,596
Cynosure Inc. Class A(a)	2,061	59,460
Datascope Corp.	11,414	413,073
Delcath Systems Inc.(a)(c)	9,424	40,617
DexCom Inc.(a)	7,542	59,280
Digirad Corp.(a)	18,364	84,658
Electro-Optical Sciences Inc.(a)	1,970	10,146
Endologix Inc.(a)	23,728	93,251

EPIX Pharmaceuticals Inc.(a)	19,800	132,660
Hanger Orthopedic Group Inc.(a)	18,961	221,275
HealthTronics Inc.(a)	23,924	128,950
HemoSense Inc.(a)	1,704	8,520
ICU Medical Inc.(a)	9,730	381,416
Immunicon Corp.(a)(c)	15,682	46,105
Interleukin Genetics Inc.(a)	13,368	58,552
IntraLase Corp.(a)	13,620	340,228
IRIS International Inc.(a)	13,000	181,350
Kensey Nash Corp.(a)	7,244	220,942
Lifecore Biomedical Inc.(a)	9,271	174,017
Luminex Corp.(a)	16,997	233,199
Medical Action Industries Inc.(a)	4,773	114,075
Merit Medical Systems Inc.(a)	18,961	237,961
Microtek Medical Holdings Inc.(a)	34,741	165,367
Micrus Endovascular Corp.(a)	7,108	169,455
Minrad International Inc.(a)	20,864	108,076
Natus Medical Inc.(a)	17,972	319,362
Neurometrix Inc.(a)(c)	6,237	60,561
NMT Medical Inc.(a)	11,218	152,565
Northstar Neuroscience Inc.(a)	2,172	27,802
NuVasive Inc.(a)	16,793	398,834
NxStage Medical Inc.(a)	5,533	73,700
OraSure Technologies Inc.(a)	29,680	218,148
Orthovita Inc.(a)	34,741	101,444
Palatin Technologies Inc.(a)	42,787	79,156
PhotoMedex Inc.(a)	43,081	58,590
Possis Medical Inc.(a)	15,290	198,923
Quidel Corp.(a)	26,606	319,272
Retractable Technologies Inc.(a)	34,349	104,764
Rockwell Medical Technologies Inc.(a)	9,155	62,346
Somanetics Corp.(a)	10,621	211,783
Sonic Innovations Inc.(a)	19,460	164,437
SonoSite Inc.(a)	11,717	331,122
Spectranetics Corp.(a)	19,558	209,271
Staar Surgical Co.(a)	26,606	146,599
Stereotaxis Inc.(a)	11,010	131,019
Synergetics USA Inc.(a)	5,927	21,219
Synovis Life Technologies Inc.(a)	3,749	50,686
ThermoGenesis Corp.(a)	41,201	149,972
Vascular Solutions Inc.(a)	13,303	130,902
Visicu Inc.(a)	612	4,774
Vital Images Inc.(a)	10,621	353,254
VNUS Medical Technologies Inc.(a)	4,531	45,401
Zila Inc.(a)	35,641	74,846
Zoll Medical Corp.(a)	16,876	449,745

		12,693,283
HEALTH CARE - SERVICES – 2.22%
Air Methods Corp.(a)	13,000	312,260
Alliance Imaging Inc.(a)	11,815	103,145
Allied Healthcare International Inc.(a)	31,667	96,584
Amedisys Inc.(a)	13,768	446,496
America Service Group Inc.(a)	9,427	157,148
American Dental Partners Inc.(a)	12,207	265,258
Bio-Reference Laboratories Inc.(a)	3,329	84,557
Capital Senior Living Corp.(a)	12,331	143,163
Continucare Corp.(a)	28,789	96,731
Five Star Quality Care Inc.(a)	12,914	132,756
Gentiva Health Services Inc.(a)	18,462	372,379
Horizon Health Corp.(a)	8,144	159,215
Hythiam Inc.(a)(c)	14,963	101,748
I-trax Inc.(a)	7,868	30,921

LHC Group Inc.(a)	5,180	167,987
Matria Healthcare Inc.(a)	10,327	272,220
MedCath Corp.(a)	6,549	178,788
Metropolitan Health Networks Inc.(a)	33,850	68,377
National Dentex Corp.(a)	531	7,476
NovaMed Inc.(a)	12,382	80,235
Odyssey Healthcare Inc.(a)	23,131	303,710
Option Care Inc.	15,887	211,297
PainCare Holdings Inc.(a)	14,002	5,181
Pediatric Services of America Inc.(a)	9,329	131,819
Psychemedics Corp.	13,000	220,350
Q-Med Inc.(a)	10,621	47,051
Radiation Therapy Services Inc.(a)	8,340	255,538
RehabCare Group Inc.(a)	11,512	182,695
Res-Care Inc.(a)	16,377	286,598
Sun Healthcare Group Inc.(a)	13,878	171,393
SunLink Health Systems Inc.(a)	10,523	74,924
Symbion Inc.(a)	13,107	257,028
U.S. Physical Therapy Inc.(a)	12,109	168,557
VistaCare Inc. Class A(a)	9,329	81,162

		5,674,747
HOLDING COMPANIES - DIVERSIFIED – 0.10%
Resource America Inc. Class A	6,320	149,342
Star Maritime Acquisition Corp.(a)	9,393	96,278

		245,620
HOME BUILDERS – 0.43%
Cavalier Homes Inc.(a)	17,669	85,871
Cavco Industries Inc.(a)	4,669	163,182
Coachmen Industries Inc.	10,024	105,553
Fleetwood Enterprises Inc.(a)	37,923	299,971
Levitt Corp. Class A	4,640	43,198
M/I Homes Inc.	3,502	92,978
Modtech Holdings Inc.(a)	15,085	47,367
Monaco Coach Corp.	16,779	267,289

		1,105,409
HOME FURNISHINGS – 0.77%
American Technology Corp.(a)	18,266	72,699
American Woodmark Corp.	4,379	160,972
Audiovox Corp. Class A(a)	13,499	198,840
Bassett Furniture Industries Inc.	9,231	135,880
DTS Inc.(a)	13,499	327,081
Hooker Furniture Corp.	6,754	135,418
Kimball International Inc. Class B	16,181	311,970
Stanley Furniture Co. Inc.	11,316	235,373
TiVo Inc.(a)	45,760	290,576
Universal Electronics Inc.(a)	3,513	97,872

		1,966,681
HOUSEHOLD PRODUCTS & WARES – 0.53%
Ennis Inc.	22,730	608,255
Prestige Brands Holdings Inc.(a)	13,866	164,312
Standard Register Co. (The)	10,145	128,334
WD-40 Co.	14,096	446,984

		1,347,885
HOUSEWARES – 0.21%
Libbey Inc.	12,706	178,138
Lifetime Brands Inc.	2,707	56,549
National Presto Industries Inc.	4,728	291,434

		526,121

INSURANCE – 1.48%
Affirmative Insurance Holdings Inc.	10,719	185,439
AmCOMP Inc.(a)	3,273	31,617
American Independence Corp.(a)	985	10,323
American Physicians Capital Inc.(a)	7,740	310,219
Amerisafe Inc.(a)	2,603	49,067
Amtrust Financial Services Inc.	748	7,899
Baldwin & Lyons Inc. Class B	11,218	285,498
Bristol West Holdings Inc.	5,472	121,314
Brooke Corp.	802	9,656
Citizens Inc.(a)	19,142	139,928
Crawford & Co. Class B	19,950	115,710
Darwin Professional Underwriters Inc.(a)	1,445	36,342
Direct General Corp.	12,207	259,521
Donegal Group Inc. Class A	2,972	50,465
Eastern Insurance Holdings Inc.(a)	2,678	40,116
eHealth Inc.(a)	4,127	97,191
EMC Insurance Group Inc.	1,512	39,010
First Acceptance Corp.(a)	5,372	56,245
First Mercury Financial Corp.(a)	5,372	110,395
FPIC Insurance Group Inc.(a)	6,353	283,789
Investors Title Co.	431	21,692
James River Group Inc.	4,125	129,154
KMG America Corp.(a)	17,072	79,043
Meadowbrook Insurance Group(a)	9,022	99,152
National Atlantic Holdings Corp. Class A(a)	3,506	45,333
National Interstate Corp.	7,282	187,584
North Pointe Holdings Corp.(a)	149	1,801
NYMAGIC Inc.	4,098	167,403
Penn Treaty American Corp.(a)	12,706	76,871
PMA Capital Corp. Class A(a)	25,715	241,464
ProCentury Corp.	6,982	161,982
SCPIE Holdings Inc.(a)	3,874	87,940
SeaBright Insurance Holdings Inc.(a)	7,245	133,308
Specialty Underwriters’ Alliance Inc.(a)	8,011	61,925
21st Century Holding Co.	2,661	47,579

		3,781,975
INTERNET – 5.11%
Access Integrated Technologies Inc. Class A(a)	5,875	31,901
ActivIdentity Corp.(a)	37,521	189,481
Agile Software Corp.(a)	38,519	267,707
Alloy Inc.(a)	4,532	53,840
Answers Corp.(a)	9,096	117,611
Answerthink Inc.(a)	29,288	95,772
Applied Digital Solutions Inc.(a)	53,967	84,728
Arbinet-thexchange Inc.(a)	9,737	61,538
Art Technology Group Inc.(a)	68,796	159,607
AsiaInfo Holdings Inc.(a)	30,972	212,778
Audible Inc.(a)	22,047	229,068
Autobytel Inc.(a)	36,899	130,622
Blue Coat Systems Inc.(a)	7,325	269,047
Blue Nile Inc.(a)(c)	10,327	419,896
Centillium Communications Inc.(a)	28,985	55,651
Chordiant Software Inc.(a)	24,538	253,968
Cogent Communications Group Inc.(a)	10,496	248,020
Corillian Corp.(a)	30,081	150,104
Covad Communications Group Inc.(a)	162,432	206,289
CyberSource Corp.(a)	22,828	285,578
Drugstore.com Inc.(a)	50,628	130,620
eCollege.com Inc.(a)	13,900	249,505
EDGAR Online Inc.(a)	4,646	12,637

eDiets.com Inc.(a)	8,154	31,230
Entrust Inc.(a)	41,691	168,015
ePlus Inc.(a)	8,438	89,865
eResearch Technology Inc.(a)	23,595	185,457
FTD Group Inc.	4,050	66,947
Harris Interactive Inc.(a)	44,471	268,160
Health Grades Inc.(a)	11,042	69,344
HealthStream Inc.(a)	20,645	88,774
Hollywood Media Corp.(a)	24,619	108,077
i2 Technologies Inc.(a)	6,509	156,216
I-many Inc.(a)	8,208	16,334
iMergent Inc.(c)	5,587	108,723
Internap Network Services Corp.(a)	16,115	253,811
Internet Capital Group Inc.(a)	24,619	263,423
Interwoven Inc.(a)	26,900	454,610
iPass Inc.(a)	42,983	216,204
Jupitermedia Corp.(a)	9,006	59,620
Keynote Systems Inc.(a)	18,168	243,815
Knot Inc. (The)(a)	10,024	215,817
Lionbridge Technologies Inc.(a)	32,971	167,822
MIVA Inc.(a)	17,473	67,096
Napster Inc.(a)	23,630	97,828
NetBank Inc.	42,983	94,992
NetRatings Inc.(a)	11,541	240,053
Network Engines Inc.(a)	44,872	90,641
NIC Inc.	14,102	75,587
1-800 CONTACTS INC.(a)	3,894	65,419
1-800-FLOWERS.COM Inc.(a)	19,255	149,804
Online Resources Corp.(a)	19,635	225,213
Overstock.com Inc.(a)	5,283	87,698
PC-Tel Inc.(a)	15,227	154,859
Perficient Inc.(a)	9,675	191,372
PlanetOut Inc.(a)	15,166	51,564
Quovadx Inc.(a)	33,458	85,318
RightNow Technologies Inc.(a)	9,926	162,588
S1 Corp.(a)	49,140	294,840
Safeguard Scientifics Inc.(a)	49,916	147,751
Secure Computing Corp.(a)	32,861	253,030
Selectica Inc.(a)	27,791	53,915
SonicWALL Inc.(a)	35,837	299,597
SumTotal Systems Inc.(a)	19,255	153,655
SupportSoft Inc.(a)	32,460	183,074
TeleCommunication Systems Inc.(a)(c)	24,120	89,726
Terremark Worldwide Inc.(a)	26,107	210,422
TheStreet.com Inc.	7,622	93,370
Travelzoo Inc.(a)	7,519	276,474
TriZetto Group Inc. (The)(a)	22,806	456,348
TRX Inc.(a)	2,322	7,895
Tumbleweed Communications Corp.(a)	38,813	118,768
24/7 Real Media Inc.(a)	27,301	219,227
Varsity Group Inc.(a)	15,290	23,241
Vasco Data Security International Inc.(a)	18,845	336,760
Vignette Corp.(a)	20,644	383,359
Web.com Inc.(a)	1,618	7,087
webMethods Inc.(a)	35,436	254,785
WebSideStory Inc.(a)	14,063	182,116
Website Pros Inc.(a)	3,714	33,463
WorldGate Communications Inc.(a)(c)	36,640	25,648

		13,092,815
INVESTMENT COMPANIES – 0.80%
Capital Southwest Corp.	1,078	165,656
Gladstone Capital Corp.	13,783	326,381

Gladstone Investment Corp.	12,094	179,838
Harris & Harris Group Inc.(a)	13,401	173,141
Hercules Technology Growth Capital Inc.	12,604	172,675
Medallion Financial Corp.	13,499	154,429
MVC Capital Inc.	8,996	140,787
NGP Capital Resources Co.	11,309	178,795
Patriots Capital Funding Inc.	12,468	177,046
Prospect Energy Corp.	8,231	141,079
Technology Investment Capital Corp.	11,426	193,214
UTEK Corp.(c)	3,600	47,520

		2,050,561
IRON & STEEL – 0.33%
Material Sciences Corp.(a)	7,342	73,273
Olympic Steel Inc.	7,449	230,845
Steel Technologies Inc.	9,231	273,053
Universal Stainless & Alloy Products Inc.(a)	1,756	83,357
Wheeling-Pittsburgh Corp.(a)	7,939	188,075

		848,603
LEISURE TIME – 0.81%
Aldila Inc.	5,258	86,021
Ambassadors Group Inc.	16,083	534,599
Ambassadors International Inc.	2,949	136,067
Arctic Cat Inc.	28,859	562,462
Escalade Inc.	8,037	75,307
K2 Inc.(a)	20,480	247,603
Multimedia Games Inc.(a)	17,473	207,929
Nautilus Inc.	14,538	224,321

		2,074,309
LODGING – 0.64%
Interstate Hotels & Resorts Inc.(a)	26,205	165,354
Lodgian Inc.(a)	13,597	181,656
Marcus Corp.	6,929	161,169
Monarch Casino & Resort Inc.(a)	6,668	173,368
Morgans Hotel Group Co.(a)	9,533	200,288
MTR Gaming Group Inc.(a)	19,558	255,819
Red Lion Hotels Corp.(a)	4,418	54,960
Riviera Holdings Corp.(a)	6,852	191,513
Trump Entertainment Resorts Inc.(a)	14,408	260,353

		1,644,480
MACHINERY – 1.52%
Cascade Corp.	8,839	529,279
Columbus McKinnon Corp.(a)	13,205	295,660
Gehl Corp.(a)	8,340	211,669
Gerber Scientific Inc.(a)	19,255	204,296
Gorman-Rupp Co. (The)	3,755	120,273
Hurco Companies Inc.(a)	5,549	237,775
Intevac Inc.(a)	17,972	473,922
iRobot Corp.(a)	3,828	50,032
Kadant Inc.(a)	4,784	121,322
Lindsay Corp.	10,719	340,757
Park-Ohio Holdings Corp.(a)	7,048	130,388
Presstek Inc.(a)	22,935	138,757
Robbins & Myers Inc.	4,833	180,223
Tecumseh Products Co. Class A(a)	14,194	142,934
Tennant Co.	18,857	593,807
TurboChef Technologies Inc.(a)	8,536	129,918

		3,901,012

MANUFACTURING – 1.34%
Ameron International Corp.	5,364	353,273
Blount International Inc.(a)	15,780	196,461
Flanders Corp.(a)	13,802	100,065
GenTek Inc.(a)	10,719	365,089
GP Strategies Corp.(a)	13,303	121,057
Myers Industries Inc.	22,338	417,274
Nanophase Technologies Corp.(a)(c)	12,804	75,159
Portec Rail Products Inc.	13,000	132,080
PW Eagle Inc.	3,536	116,829
Quixote Corp.	6,255	125,100
Raven Industries Inc.	13,000	364,650
Reddy Ice Holdings Inc.	6,439	194,329
Smith & Wesson Holding Corp.(a)	18,863	246,917
Standex International Corp.	3,481	99,243
Sturm, Ruger & Co. Inc.(a)	19,754	265,691
Tredegar Corp.	11,490	261,857

		3,435,074
MEDIA – 1.78%
Acacia Research Corp. - Acacia Technologies Group(a)	31,863	504,073
Acme Communications Inc.	20,048	114,274
Beasley Broadcast Group Inc. Class A	18,580	157,373
Charter Communications Inc. Class A(a)	215,887	602,325
Courier Corp.	5,715	223,285
Crown Media Holdings Inc. Class A(a)	11,683	62,270
Emmis Communications Corp.	20,486	172,902
Fisher Communications Inc.(a)	7,148	347,393
4Kids Entertainment Inc.(a)	8,937	169,088
Global Traffic Network Inc.(a)	4,978	26,533
Gray Television Inc.	18,822	196,125
Journal Register Co.	15,275	91,039
Lin TV Corp. Class A(a)	12,452	197,987
LodgeNet Entertainment Corp.(a)	15,192	466,698
Moscow CableCom Corp.(a)	4,867	61,568
New Frontier Media Inc.	15,343	138,087
Nexstar Broadcasting Group Inc. Class A(a)	7,668	73,689
NTN Communications Inc.(a)	48,543	55,824
Outdoor Channel Holdings Inc.(a)	8,402	85,868
Playboy Enterprises Inc. Class B(a)	18,266	187,957
PRIMEDIA Inc.(a)	92,569	246,234
Private Media Group Inc.(a)(c)	2,326	5,722
Regent Communications Inc.(a)	30,445	98,033
Saga Communications Inc.(a)	10,462	101,795
Salem Communications Corp. Class A	5,817	72,713
Spanish Broadcasting System Inc. Class A(a)	20,834	83,336
Young Broadcasting Inc. Class A(a)	7,063	28,535

		4,570,726
METAL FABRICATE & HARDWARE – 0.85%
Castle (A.M.) & Co.	6,754	198,297
CIRCOR International Inc.	10,925	390,023
Dynamic Materials Corp.(a)	6,224	203,649
Foster (L.B.) Co. Class A(a)	2,591	53,401
Ladish Co. Inc.(a)	15,085	567,799
NN Inc.	12,305	153,689
Northwest Pipe Co.(a)	4,366	173,898
RBC Bearings Inc.(a)	9,026	301,739
Sun Hydraulics Corp.	5,061	135,281

		2,177,776
MINING – 0.39%
Brush Engineered Materials Inc.(a)	14,987	726,420

Charles & Colvard Ltd.(c)	12,635	79,348
Mines Management Inc.(a)(c)	13,499	66,145
U.S. Energy Corp.(a)	24,521	130,452

		1,002,365
OFFICE & BUSINESS EQUIPMENT – 0.00%
TRM Corp.(a)	2,645	7,380

		7,380
OIL & GAS – 2.09%
Abraxas Petroleum Corp.(a)	18,070	58,728
Adams Resources & Energy Inc.	6,451	236,494
American Oil & Gas Inc.(a)	36,229	196,723
Arena Resources Inc.(a)	5,295	265,385
Aurora Oil & Gas Corp.(a)	29,872	77,966
Brigham Exploration Co.(a)	23,131	143,875
Bronco Drilling Co. Inc.(a)	4,697	77,829
Callon Petroleum Co.(a)	8,634	117,163
Cano Petroleum Inc.(a)	12,303	55,610
Clayton Williams Energy Inc.(a)	4,767	135,240
Contango Oil & Gas Co.(a)	13,000	285,350
CREDO Petroleum Corp.(a)	1,864	25,406
Double Eagle Petroleum Co.(a)	11,339	204,215
Edge Petroleum Corp.(a)	13,000	162,760
Endeavour International Corp.(a)	42,299	86,713
Exploration Co. of Delaware (The)(a)	20,629	223,825
FX Energy Inc.(a)	16,068	121,795
Gasco Energy Inc.(a)(c)	49,140	119,902
GeoGlobal Resources Inc.(a)	16,181	98,866
GMX Resources Inc.(a)	6,255	192,216
Goodrich Petroleum Corp.(a)	5,642	189,740
Harvest Natural Resources Inc.(a)	23,327	227,205
McMoRan Exploration Co.(a)	14,097	193,270
Meridian Resource Corp. (The)(a)	51,617	124,397
Panhandle Royalty Co. Class A	2,527	50,489
Petroleum Development Corp.(a)	11,316	606,198
PetroQuest Energy Inc.(a)	28,593	334,252
Quest Resource Corp.(a)	9,007	82,594
Toreador Resources Corp.(a)	9,231	167,543
Transmeridian Exploration Inc.(a)	43,287	123,801
Tri-Valley Corp.(a)(c)	18,462	136,803
VAALCO Energy Inc.(a)	44,275	229,345

		5,351,698
OIL & GAS SERVICES – 1.26%
Allis-Chalmers Energy Inc.(a)	13,620	214,515
Dawson Geophysical Co.(a)	7,048	349,087
Flotek Industries Inc.(a)	2,676	76,266
Gulf Island Fabrication Inc.	8,417	225,071
Infinity Energy Resources Inc.(a)	15,678	53,148
MarkWest Hydrocarbon Inc.	9,759	605,058
Matrix Service Co.(a)	21,643	437,838
Metretek Technologies Inc.(a)	7,028	93,754
Mitcham Industries Inc.(a)	10,327	151,291
NATCO Group Inc. Class A(a)	5,444	185,749
Natural Gas Services Group Inc.(a)	4,634	65,664
Newpark Resources Inc.(a)	61,053	430,424
Omni Energy Services Corp.(a)	6,506	66,231
Particle Drilling Technologies Inc.(a)	3,551	14,026
TGC Industries Inc.(a)	3,604	31,030
Trico Marine Services Inc.(a)	4,459	166,142
Union Drilling Inc.(a)	3,939	55,934

		3,221,228

PACKAGING & CONTAINERS – 0.21%
AEP Industries Inc.(a)	7,547	324,521
Chesapeake Corp.	14,194	214,329

		538,850
PHARMACEUTICALS – 4.91%
ACADIA Pharmaceuticals Inc.(a)	13,288	199,586
Accelrys Inc.(a)	8,642	55,136
Acusphere Inc.(a)	10,075	27,807
Advanced Life Sciences Holdings Inc.(a)	848	2,408
Advancis Pharmaceutical Corp.(a)	6,427	14,139
Akorn Inc.(a)	24,053	162,358
Alfacell Corp.(a)(c)	35,935	50,309
Allos Therapeutics Inc.(a)	40,301	240,597
Alnylam Pharmaceuticals Inc.(a)(c)	19,033	342,594
Altus Pharmaceuticals Inc.(a)	3,424	52,113
Anadys Pharmaceuticals Inc.(a)	14,742	58,526
Anika Therapeutics Inc.(a)	9,769	120,647
Antigenics Inc.(a)	34,118	76,083
Array BioPharma Inc.(a)	22,744	288,849
Auxilium Pharmaceuticals Inc.(a)	15,372	225,661
AVI BioPharma Inc.(a)	24,904	66,743
Bentley Pharmaceuticals Inc.(a)	9,035	73,997
Bioenvision Inc.(a)	30,081	123,031
BioScrip Inc.(a)	32,763	102,548
BioSphere Medical Inc.(a)	5,615	41,326
Bradley Pharmaceuticals Inc.(a)	10,229	196,295
Caraco Pharmaceutical Laboratories Ltd.(a)	4,672	56,905
Cell Therapeutics Inc.(a)(c)	111,782	177,733
Chelsea Therapeutics International(a)	11,901	62,361
CollaGenex Pharmaceuticals Inc.(a)	11,717	158,297
CombinatoRX Inc.(a)	12,508	87,431
Cortex Pharmaceuticals Inc.(a)	36,434	82,705
Cyclacel Pharmaceuticals Inc.(a)	3,913	30,326
Cypress Bioscience Inc.(a)	13,694	104,074
Cytomedix Inc.(a)	6,349	8,000
Cytrx Corp.(a)	33,402	156,655
Dendreon Corp.(a)(c)	46,045	595,362
Depomed Inc.(a)	35,837	127,938
Discovery Laboratories Inc.(a)	152,273	360,887
Durect Corp.(a)	30,333	126,185
DUSA Pharmaceuticals Inc.(a)	19,831	70,995
Dyax Corp.(a)	29,961	123,439
Dynavax Technologies Corp.(a)	23,333	126,932
Emisphere Technologies Inc.(a)	9,826	31,443
Favrille Inc.(a)	2,481	7,617
Generex Biotechnology Corp.(a)(c)	39,337	67,266
Genta Inc.(a)	95,206	29,514
Hemispherx Biopharma Inc.(a)	52,312	85,269
Hi-Tech Pharmacal Co. Inc.(a)	6,188	68,996
Hollis-Eden Pharmaceuticals Inc.(a)	16,475	41,682
Icagen Inc.(a)	4,153	6,686
Idenix Pharmaceuticals Inc.(a)	9,541	69,649
I-Flow Corp.(a)	14,194	209,220
Immtech Pharmaceuticals Inc.(a)	13,713	78,850
Indevus Pharmaceuticals Inc.(a)	39,480	279,124
InSite Vision Inc.(a)	36,950	53,947
Insmed Inc.(a)(c)	110,399	104,857
Inspire Pharmaceuticals Inc.(a)	32,980	187,986
Integrated BioPharma Inc.(a)	7,115	48,311
Introgen Therapeutics Inc.(a)(c)	24,980	100,919
Isis Pharmaceuticals Inc.(a)	46,718	433,076

ISTA Pharmaceuticals Inc.(a)	16,254	137,671
La Jolla Pharmaceutical Co.(a)	7,451	45,079
Mannatech Inc.(c)	11,949	191,901
Matrixx Initiatives Inc.(a)	9,559	155,334
Nabi Biopharmaceuticals(a)	25,677	136,345
Nastech Pharmaceutical Co. Inc.(a)	14,595	157,480
Neogen Corp.(a)	5,128	120,918
Neurogen Corp.(a)	10,093	65,605
NitroMed Inc.(a)	5,487	17,119
NovaDel Pharma Inc.(a)	20,847	27,101
Noven Pharmaceuticals Inc.(a)	16,386	380,155
NPS Pharmaceuticals Inc.(a)	31,195	105,751
Nutraceutical International Corp.(a)	6,125	101,063
Nutrition 21 Inc.(a)	18,929	30,476
Pain Therapeutics Inc.(a)(c)	25,118	196,925
Penwest Pharmaceuticals Co.(a)	20,547	207,114
PetMed Express Inc.(a)	16,475	195,229
Pharmacopeia Drug Discovery(a)	27,203	154,785
Pharmacyclics Inc.(a)	11,344	30,175
Poniard Pharmaceuticals Inc.(a)(c)	11,371	64,815
POZEN Inc.(a)	21,340	314,765
Progenics Pharmaceuticals Inc.(a)	12,431	294,366
Pro-Pharmaceuticals Inc.(a)(c)	31,373	23,216
Questcor Pharmaceuticals Inc.(a)	4,194	4,404
Quigley Corp. (The)(a)	4,146	30,929
Reliv International Inc.	11,245	123,133
Repros Therapeutics Inc.(a)	5,339	50,987
Rigel Pharmaceuticals Inc.(a)	24,247	263,322
Salix Pharmaceuticals Ltd.(a)	23,904	301,190
Santarus Inc.(a)	26,274	184,969
Schiff Nutrition International Inc.(a)	3,353	23,035
SciClone Pharmaceuticals Inc.(a)	4,488	12,252
SCOLR Pharma Inc.(a)(c)	27,399	65,758
Somaxon Pharmaceuticals Inc.(a)	2,112	25,766
Spectrum Pharmaceuticals Inc.(a)	12,178	76,356
Star Scientific Inc.(a)	20,410	23,472
Sunesis Pharmaceuticals Inc.(a)	4,930	22,185
Theragenics Corp.(a)	29,876	187,024
Threshold Pharmaceuticals Inc.(a)	13,021	19,141
Titan Pharmaceuticals Inc.(a)	9,486	23,525
Trimeris Inc.(a)	14,083	96,891
Vanda Pharmaceuticals Inc.(a)	14,490	352,976
ViaCell Inc.(a)	12,951	70,583
Vion Pharmaceuticals Inc.(a)	54,701	91,898
VIVUS Inc.(a)	41,896	214,926
XenoPort Inc.(a)	10,348	288,295

		12,587,795
REAL ESTATE – 0.57%
Avatar Holdings Inc.(a)(c)	5,364	383,204
California Coastal Communities Inc.(a)	7,637	154,955
Consolidated-Tomoka Land Co.	3,876	292,444
HFF Inc. Class A(a)	2,458	36,870
HouseValues Inc.(a)(c)	9,295	47,033
Tarragon Corp.	7,645	79,279
Thomas Properties Group Inc.	17,933	278,320
ZipRealty Inc.(a)(c)	28,007	198,290

		1,470,395
REAL ESTATE INVESTMENT TRUSTS – 4.68%
Affordable Residential Communities Inc.(a)	18,560	225,133
Agree Realty Corp.	13,667	466,591
Alesco Financial Inc.	24,102	209,928

American Campus Communities Inc.	12,305	372,718
American First Apartment Investors Inc.	18,683	379,078
AmREIT Class A	13,184	116,678
Anworth Mortgage Asset Corp.	29,287	286,134
Arbor Realty Trust Inc.	9,632	293,198
Associated Estates Realty Corp.	22,973	323,690
Capital Lease Funding Inc.	36,033	385,913
Capital Trust Inc. Class A	12,298	560,420
Capstead Mortgage Corp.	19,059	190,399
Cedar Shopping Centers Inc.	26,704	432,605
Cogdell Spencer Inc.	1,060	22,334
Eagle Hospitality Properties Trust Inc.	9,441	105,267
Education Realty Trust Inc.	18,266	269,971
Feldman Mall Properties Inc.	14,517	176,236
Fieldstone Investment Corp.	19,738	60,596
First Potomac Realty Trust	14,595	416,979
Gladstone Commercial Corp.	28,177	564,949
GMH Communities Trust	20,021	200,010
Government Properties Trust Inc.	16,514	176,700
Gramercy Capital Corp.	9,427	289,220
Hersha Hospitality Trust	39,704	467,713
HomeBanc Corp.	38,421	134,089
Investors Real Estate Trust	10,070	106,641
JER Investors Trust Inc.	9,529	181,242
Kite Realty Group Trust	9,033	180,208
LTC Properties Inc.	14,889	385,774
Luminent Mortgage Capital Inc.	25,608	228,936
Medical Properties Trust Inc.	11,336	166,526
MFA Mortgage Investments Inc.	18,651	143,613
Monmouth Real Estate Investment Corp. Class A	24,327	209,699
NorthStar Realty Finance Corp.	25,623	389,726
One Liberty Properties Inc.	25,912	591,053
Opteum Inc. Class A	28,691	129,110
Parkway Properties Inc.	4,542	237,320
PMC Commercial Trust-SBI	285	4,175
Ramco-Gershenson Properties Trust	10,300	367,813
Saul Centers Inc.	4,283	243,703
Sun Communities Inc.	9,445	292,984
Universal Health Realty Income Trust	13,403	479,157
Urstadt Biddle Properties Inc. Class A	3,351	65,546
Winston Hotels Inc.	30,277	455,063

		11,984,838
RETAIL – 4.53%
AC Moore Arts & Crafts Inc.(a)	6,368	135,893
AFC Enterprises Inc.(a)	10,963	219,808
Allion Healthcare Inc.(a)	6,519	26,598
America’s Car-Mart Inc.(a)(c)	10,229	136,659
Big 5 Sporting Goods Corp.	10,023	259,796
BJ’s Restaurants Inc.(a)	10,924	230,824
Blair Corp.	8,037	337,474
Bombay Co. Inc. (The)(a)	28,192	34,394
Bon-Ton Stores Inc. (The)	10,924	614,366
Books-A-Million Inc.	11,316	161,140
Buca Inc.(a)	16,439	90,415
Buffalo Wild Wings Inc.(a)	7,111	452,971
Build-A-Bear Workshop Inc.(a)(c)	6,888	189,213
Cache Inc.(a)	9,828	174,447
California Pizza Kitchen Inc.(a)	13,204	434,280
Caribou Coffee Co. Inc.(a)	575	4,163
Casual Male Retail Group Inc.(a)	23,033	272,480
Celebrate Express Inc.(a)	3,835	34,016

Champps Entertainment Inc.(a)	14,194	80,338
Charlotte Russe Holding Inc.(a)	9,534	275,247
Citi Trends Inc.(a)	2,793	119,373
Collegiate Pacific Inc.	3,787	29,539
Cosi Inc.(a)	24,619	137,374
Cost Plus Inc.(a)	12,606	126,060
CSK Auto Corp.(a)	20,368	350,330
Deb Shops Inc.	1,212	32,821
dELiA*s Inc.(a)	11,337	104,074
Denny’s Corp.(a)	64,607	316,574
Design Within Reach Inc.(a)	14,987	86,025
Duckwall-Alco Stores Inc.(a)	279	11,453
EZCORP Inc.(a)	25,901	381,522
Famous Dave’s of America Inc.(a)	9,427	170,346
Finlay Enterprises Inc.(a)	10,425	60,569
Fred’s Inc.	17,111	251,532
Hastings Entertainment Inc.(a)	15,486	94,465
Haverty Furniture Companies Inc.	18,462	258,468
Hot Topic Inc.(a)	21,415	237,707
Jamba Inc.(a)(c)	23,675	217,337
Jo-Ann Stores Inc.(a)	10,502	286,180
Kona Grill Inc.(a)	3,070	47,278
Krispy Kreme Doughnuts Inc.(a)(c)	30,874	314,606
Luby’s Inc.(a)	17,473	170,711
MarineMax Inc.(a)	8,634	200,136
McCormick & Schmick’s Seafood Restaurants Inc.(a)	4,052	108,634
Morton’s Restaurant Group Inc.(a)	1,639	29,158
Mothers Work Inc.(a)	1,756	58,194
Movado Group Inc.	16,778	494,112
Movie Gallery Inc.(a)	9,041	40,639
Nathan’s Famous Inc.(a)	4,664	69,960
O’Charley’s Inc.(a)	18,266	352,351
RedEnvelope Inc.(a)	8,717	70,259
Restoration Hardware Inc.(a)	21,741	142,621
Rex Stores Corp.(a)	2,710	44,336
Rubio’s Restaurants Inc.(a)	13,078	149,351
Rush Enterprises Inc. Class A(a)	14,889	286,018
Ruth’s Chris Steak House Inc.(a)	7,186	146,307
Sharper Image Corp.(a)(c)	9,133	100,920
Shoe Carnival Inc.(a)	6,353	211,555
Shoe Pavilion Inc.(a)	3,597	22,301
Smart & Final Inc.(a)	10,523	229,086
Steak n Shake Co. (The)(a)	10,303	172,781
Susser Holdings Corp.(a)	3,435	59,597
Syms Corp.(a)	1,797	33,514
Trans World Entertainment Corp.(a)	17,669	100,360
Tweeter Home Entertainment Group Inc.(a)	6,357	10,298
United Retail Group Inc.(a)	4,549	54,679
West Marine Inc.(a)	9,035	164,527
Wet Seal Inc. Class A(a)	37,352	244,656
Wilsons The Leather Experts Inc.(a)	16,475	24,713

		11,589,929
SAVINGS & LOANS – 2.56%
Abington Community Bancorp Inc.	15,492	307,671
American Bancorp of New Jersey	5,918	68,057
BankFinancial Corp.	9,935	161,642
Berkshire Hills Bancorp Inc.	9,358	314,897
Beverly Hills Bancorp Inc.	9,283	70,551
BFC Financial Corp. Class A(a)	32,959	145,020
CFS Bancorp Inc.	23,071	345,834
Citizens First Bancorp Inc.	13,303	303,042

Dime Community Bancshares Inc.	1,258	16,643
First Financial Holdings Inc.	8,812	304,895
First Place Financial Corp.	11,022	236,422
Flushing Financial Corp.	12,412	201,447
Franklin Bank Corp.(a)	23,924	427,522
KNBT Bancorp Inc.	35,142	517,993
Legacy Bancorp Inc.	1,927	29,869
OceanFirst Financial Corp.	7,841	136,041
Partners Trust Financial Group Inc.	32,558	372,138
PennFed Financial Services Inc.	8,144	176,480
Provident New York Bancorp	41,896	592,828
Synergy Financial Group Inc.	20,233	316,646
TierOne Corp.	19,157	518,005
United Community Financial Corp.	22,828	252,249
Willow Financial Bancorp Inc.	18,138	233,980
WSFS Financial Corp.	7,770	501,010

		6,550,882
SEMICONDUCTORS – 2.61%
Actel Corp.(a)	16,680	275,554
Advanced Analogic Technologies Inc.(a)	14,248	93,752
ANADIGICS Inc.(a)	22,363	264,331
Asyst Technologies Inc.(a)	32,362	227,505
Aviza Technology Inc.(a)	2,534	18,270
Bookham Inc.(a)(c)	24,164	54,852
Cascade Microtech Inc.(a)	5,658	80,627
CEVA Inc.(a)	18,462	133,480
Cohu Inc.	14,596	274,405
Credence Systems Corp.(a)	49,262	163,057
Electroglas Inc.(a)	15,085	31,980
EMCORE Corp.(a)	29,680	148,400
ESS Technology Inc.(a)	24,815	31,763
Exar Corp.(a)	8,861	117,320
FSI International Inc.(a)	22,240	99,413
Genesis Microchip Inc.(a)	14,466	134,389
Ikanos Communications Inc.(a)	7,358	57,172
Integrated Silicon Solution Inc.(a)	22,035	122,735
IXYS Corp.(a)	15,085	154,320
Kopin Corp.(a)	45,166	152,661
Kulicke & Soffa Industries Inc.(a)	32,960	304,880
Leadis Technology Inc.(a)	15,290	61,160
LTX Corp.(a)	39,704	242,988
MathStar Inc.(a)	5,030	13,833
Mattson Technology Inc.(a)	26,410	240,331
Microtune Inc.(a)	32,656	134,543
Mindspeed Technologies Inc.(a)	105,732	229,438
MIPS Technologies Inc. Class A(a)	30,375	271,249
Monolithic Power Systems Inc.(a)	13,303	171,609
MoSys Inc.(a)	4,643	39,001
Nanometrics Inc.(a)	10,621	71,161
Pericom Semiconductor Corp.(a)	19,656	192,236
Pixelworks Inc.(a)	44,262	73,032
PLX Technology Inc.(a)	16,083	156,648
QuickLogic Corp.(a)	17,571	49,375
Richardson Electronics Ltd.	1,219	11,385
Rudolph Technologies Inc.(a)	18,999	331,343
Semitool Inc.(a)	8,419	109,447
SigmaTel Inc.(a)	8,252	25,911
Standard Microsystems Corp.(a)	13,204	403,250
Supertex Inc.(a)	6,353	210,983
Transmeta Corp.(a)	81,826	46,641
TranSwitch Corp.(a)	88,923	141,388
Ultra Clean Holdings Inc.(a)	4,634	80,168

Ultratech Inc.(a)	15,517	211,186
Virage Logic Corp.(a)	12,426	90,337
Volterra Semiconductor Corp.(a)	10,122	132,193
White Electronic Designs Corp.(a)	1,532	10,203

		6,691,905
SOFTWARE – 3.55%
Actuate Corp.(a)	43,081	224,883
Altiris Inc.(a)	14,114	464,492
American Software Inc. Class A	17,473	140,658
AMICAS Inc.(a)	38,715	109,951
Aspen Technology Inc.(a)	36,518	474,734
AuthentiDate Holding Corp.(a)	24,815	35,982
Borland Software Corp.(a)	53,906	284,085
Bottomline Technologies Inc.(a)	11,120	121,208
Callidus Software Inc.(a)	12,438	93,285
CallWave Inc.(a)	2,247	6,426
Captaris Inc.(a)	21,545	124,746
Computer Programs & Systems Inc.	6,682	179,211
Concur Technologies Inc.(a)	21,545	376,176
Concurrent Computer Corp.(a)	47,750	74,968
Convera Corp. Class A(a)(c)	11,617	36,477
DataTRAK International Inc.(a)	9,931	53,925
Dendrite International Inc.(a)	16,107	252,236
Digi International Inc.(a)	18,961	240,805
Emageon Inc.(a)	12,412	136,532
Embarcadero Technologies Inc.(a)	13,998	96,726
Epicor Software Corp.(a)	27,364	380,633
EPIQ Systems Inc.(a)	10,817	220,450
FalconStor Software Inc.(a)	16,044	167,178
Infocrossing Inc.(a)	16,582	246,574
infoUSA Inc.	12,126	116,652
InPhonic Inc.(a)	12,355	134,670
Interactive Intelligence Inc.(a)	3,050	46,482
Inter-Tel Inc.	5,714	135,079
INVESTools Inc.(a)	31,765	441,534
JDA Software Group Inc.(a)	18,364	276,011
MapInfo Corp.(a)	17,072	343,659
Mediware Information Systems Inc.(a)	5,991	54,278
Moldflow Corp.(a)	9,122	137,104
NaviSite Inc.(a)	7,548	45,363
NAVTEQ Corp.(a)	672	23,184
Neoware Inc.(a)	9,730	97,981
Omnicell Inc.(a)	20,850	436,182
OPNET Technologies Inc.(a)	3,065	41,408
Packeteer Inc.(a)	25,789	320,299
PDF Solutions Inc.(a)	13,802	155,825
Peerless Systems Corp.(a)	20,082	44,180
Phase Forward Inc.(a)	20,645	271,069
Phoenix Technologies Ltd.(a)	22,534	140,838
PLATO Learning Inc.(a)	25,216	105,907
Schawk Inc.	3,608	65,341
SeaChange International Inc.(a)	18,462	150,281
Smith Micro Software Inc.(a)	12,159	226,522
Softbrands Inc.(a)	8,287	18,066
Taleo Corp. Class A(a)	5,422	89,897
Ultimate Software Group Inc.(a)	16,974	444,549
VA Software Corp.(a)	43,384	174,838
Viewpoint Corp.(a)	5,128	2,564

		9,082,104
TELECOMMUNICATIONS – 4.90%
Adaptec Inc.(a)	77,831	301,206

Airspan Networks Inc.(a)	36,229	137,670
Alaska Communications Systems Group Inc.	21,202	312,730
Anaren Inc.(a)	9,632	169,620
Applied Signal Technology Inc.	9,730	174,459
Avanex Corp.(a)	78,784	141,023
Avici Systems Inc.(a)	14,497	165,556
Aware Inc.(a)	14,129	87,600
CalAmp Corp.(a)	21,046	181,627
Carrier Access Corp.(a)	13,900	71,029
Cbeyond Inc.(a)	8,306	243,615
C-COR Inc.(a)	34,447	477,435
Consolidated Communications Holdings Inc.	10,776	214,335
CT Communications Inc.	13,393	322,771
D&E Communications Inc.	14,390	191,675
Ditech Networks Inc.(a)	22,632	183,772
EFJ Inc.(a)	15,584	83,219
8X8 Inc.(a)(c)	191,889	280,158
EMS Technologies Inc.(a)	7,244	139,592
Endwave Corp.(a)	1,038	12,352
Eschelon Telecom Inc.(a)	4,809	138,980
Extreme Networks Inc.(a)	47,127	199,347
FairPoint Communications Inc.	13,455	258,471
Glenayre Technologies Inc.(a)	51,421	111,584
Globecomm Systems Inc.(a)	17,473	186,961
Harmonic Inc.(a)	46,458	456,218
Harris Stratex Networks Inc.(a)	19,059	365,742
Hickory Tech Corp.	25,043	173,548
Hypercom Corp.(a)	37,619	224,209
I.D. Systems Inc.(a)	6,144	73,912
Iowa Telecommunications Services Inc.	16,814	336,280
Knology Inc.(a)	12,652	200,281
KVH Industries Inc.(a)	19,362	180,454
Lantronix Inc.(a)	52,517	84,027
LCC International Inc. Class A(a)	27,399	115,350
Lightbridge Inc.(a)	12,782	224,580
Loral Space & Communications Inc.(a)	4,259	216,698
MRV Communications Inc.(a)(c)	80,014	284,050
NEON Communications Group Inc.(a)	11,077	51,951
Network Equipment Technologies Inc.(a)	19,362	187,811
NMS Communications Corp.(a)	41,789	75,220
North Pittsburgh Systems Inc.	9,879	215,066
Novatel Wireless Inc.(a)	17,375	278,695
NTELOS Holdings Corp.(a)	8,070	155,105
Oplink Communications Inc.(a)	9,426	169,385
ParkerVision Inc.(a)(c)	12,706	167,846
Performance Technologies Inc.(a)	12,804	64,148
Premiere Global Services Inc.(a)	31,226	350,356
Radyne Corp.(a)	11,022	100,521
Rural Cellular Corp. Class A(a)	7,704	92,140
SafeNet Inc.(a)	12,613	356,948
SAVVIS Inc.(a)	17,887	856,430
Shenandoah Telecommunications Co.	2,429	114,382
Sirenza Microdevices Inc.(a)	8,927	76,951
Stratos International Inc.(a)	16,582	123,038
SureWest Communications	12,706	315,998
Switch & Data Facilities Co. Inc.(a)	477	8,643
Symmetricom Inc.(a)	30,972	257,068
Telkonet Inc.(a)(c)	30,179	81,182
Tollgrade Communications Inc.(a)	8,937	112,249
Tut Systems Inc.(a)	22,020	25,103
USA Mobility Inc.	13,979	278,601
Warwick Valley Telephone Co.	2,448	40,245

Westell Technologies Inc. Class A(a)	46,752	101,452
Wireless Facilities Inc.(a)	42,288	54,974
Zhone Technologies Inc.(a)	88,843	110,165

		12,543,809
TEXTILES – 0.12%
Angelica Corp.	5,462	150,423
Dixie Group Inc.(a)	13,000	156,390

		306,813
TOYS, GAMES & HOBBIES – 0.28%
JAKKS Pacific Inc.(a)	11,696	279,534
Lenox Group Inc.(a)	13,107	86,244
Topps Co. Inc. (The)	36,630	356,044

		721,822
TRANSPORTATION – 1.08%
ABX Air Inc.(a)	41,895	286,981
Celadon Group Inc.(a)	20,998	350,667
Covenant Transport Inc. Class A(a)	10,024	110,464
Dynamex Inc.(a)	9,730	247,531
Frozen Food Express Industries Inc.	15,584	129,659
GulfMark Offshore Inc.(a)	9,926	433,270
Horizon Lines Inc. Class A	1,791	58,781
Marten Transport Ltd.(a)	10,425	165,549
PHI Inc.(a)	5,824	157,597
Saia Inc.(a)	12,510	297,113
SIRVA Inc.(a)	21,159	75,538
U.S. Xpress Enterprises Inc. Class A(a)	8,340	143,948
Universal Truckload Services Inc.(a)	10,621	257,134
USA Truck Inc.(a)	4,072	63,279

		2,777,511
TRUCKING & LEASING – 0.09%
Greenbrier Companies Inc. (The)	5,462	145,835
Interpool Inc.	3,053	74,554

		220,389
WATER – 0.57%
Connecticut Water Service Inc.	10,327	248,364
Middlesex Water Co.	11,414	209,903
PICO Holdings Inc.(a)	3,662	156,404
Pure Cycle Corp.(a)	6,966	55,867
SJW Corp.	8,769	354,969
Southwest Water Co.	29,790	429,572

		1,455,079

TOTAL COMMON STOCKS (Cost: $254,195,531)		255,755,841

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 2.98%
CERTIFICATES OF DEPOSIT(d) – 0.07%
Credit Suisse First Boston NY
5.28%—5.43%, 04/23/07—08/21/07	$82,015	82,015
Deutsche Bank AG
5.35%, 08/08/07	102,519	102,519

		184,534

COMMERCIAL PAPER(d) – 0.57%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	39,003	38,920
BNP Paribas Finance Inc.
5.12%, 06/06/07	14,353	14,220
Bryant Park Funding LLC
5.28%, 04/23/07(e)	61,511	61,322
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	30,756	30,678
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	61,511	61,376
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	170,920	170,141
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	99,010	98,988
Five Finance Inc.
5.22%, 04/20/07(e)	18,863	18,814
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	71,763	70,860
Giro Funding Corp.
5.29%, 04/23/07(e)	41,007	40,881
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	79,965	79,338
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	20,504	20,212
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	61,511	61,303
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	30,756	30,656
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	51,812	51,169
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	92,511	92,064
Nationwide Building Society
5.21%, 04/13/07(e)	38,957	38,895
Nestle Capital Corp.
5.19%, 08/09/07	24,604	24,147
Park Granada LLC
5.50%, 04/02/07(e)	86,454	86,454
Park Sienna LLC
5.50%, 04/02/07(e)	8,201	8,201
Sedna Finance Inc.
5.22%, 04/17/07(e)	23,374	23,323
Simba Funding Corp.
5.20%, 07/23/07(e)	41,007	40,344
Societe Generale
5.18%, 05/16/07	102,519	101,870
Tulip Funding Corp.
5.30%, 04/26/07(e)	55,417	55,222
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	66,814	66,814
Westpac Banking Corp.
5.20%, 07/12/07(e)	36,907	36,368
Zela Finance Inc.
5.20%, 07/16/07(e)	24,604	24,231

		1,446,811
MEDIUM-TERM NOTES(d) – 0.04%
Bank of America N.A.
5.28%, 04/20/07	10,252	10,252

Cullinan Finance Corp.
5.71%, 06/28/07(e)	30,756	30,756
K2 USA LLC
5.39%, 06/04/07(e)	30,756	30,756
Sigma Finance Inc.
5.51%, 06/18/07(e)	33,626	33,626

		105,390
MONEY MARKET FUNDS – 0.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(f)(g)	580,248	580,248

		580,248
REPURCHASE AGREEMENTS(d) – 0.74%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $120,617 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $128,835, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$120,562	120,562
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $82,053 (collateralized by non-U.S. Government debt securities, value $84,568, 6.00% to 7.40%, 5/15/11 to 11/15/25).	82,015	82,015
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $77,949 (collateralized by U.S. Government obligations, value $79,560, 5.50%, 12/1/34).	77,914	77,914
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $61,539 (collateralized by non-U.S. Government debt securities, value $63,503, 1.00% to 10.00%, 10/17/18 to 11/25/52).	61,511	61,511
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $102,566 (collateralized by non-U.S. Government debt securities, value $111,991, 4.50% to 7.84%, 12/1/07 to 7/15/21).	102,519	102,519
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,103 (collateralized by non-U.S. Government debt securities, value $4,307, 4.50% to 7.84%, 12/1/07 to 7/15/21).	4,101	4,101
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $266,671 (collateralized by non-U.S. Government debt securities, value $283,798, 0.00% to 6.01%, 5/27/33 to 3/15/37).	266,549	266,549
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $45,129 (collateralized by non-U.S. Government debt securities, value $48,028, 0.00% to 6.01%, 5/27/33 to 3/15/37).	45,108	45,108
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $24,615 (collateralized by non-U.S. Government debt securities, value $26,197, 0.00% to 6.01%, 5/27/33 to 3/15/37).	24,604	24,604
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $143,592 (collateralized by non-U.S. Government debt securities, value $150,868, 4.70% to 6.25%, 11/25/35 to 10/17/48).	143,526	143,526

Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $82,053 (collateralized by non-U.S. Government debt securities, value $86,210, 0.00% to 8.85%, 8/15/09 to 10/15/49).	82,015	82,015
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $97,276 (collateralized by non-U.S. Government debt securities, value $100,973, 0.00% to 5.68%, 4/17/07 to 1/25/47).	97,232	97,232
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $41,026 (collateralized by non-U.S. Government debt securities, value $45,331, 5.65% to 9.49%, 1/1/17 to 6/1/48).	41,007	41,007
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $20,513 (collateralized by non-U.S. Government debt securities, value $21,554, 3.73% to 5.33%, 12/1/35 to 6/1/46).	20,504	20,504
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $10,257 (collateralized by non-U.S. Government debt securities, value $10,777, 4.70% to 8.75%, 6/1/10 to 3/15/32).	10,252	10,252
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $287,185 (collateralized by non-U.S. Government debt securities, value $365,165, 1.13% to 10.07%, 1/15/09 to 10/12/49).	287,052	287,052
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $41,026 (collateralized by non-U.S. Government debt securities, value $42,286, 3.60% to 10.13%, 7/15/07 to 7/1/26).	41,007	41,007
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $205,131 (collateralized by non-U.S. Government debt securities, value $215,693, 4.22% to 8.32%, 1/17/14 to 12/20/54).	205,037	205,037
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $41,026 (collateralized by non-U.S. Government debt securities, value $42,669, 0.00% to 10.00%, 4/1/07 to 3/31/37).	41,007	41,007
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $30,373 (collateralized by non-U.S. Government debt securities, value $39,066, 0.00% to 10.00%, 4/1/07 to 3/31/37)(h)	28,705	28,705
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $110,771 (collateralized by non-U.S. Government debt securities, value $116,384, 0.06% to 8.32%, 5/15/09 to 3/15/49).	110,720	110,720

		1,892,947
TIME DEPOSITS(d) – 0.19%
Bank of Montreal
5.25%, 04/02/07	83,082	83,082
Credit Suisse First Boston NY
5.32%, 04/03/07	205,037	205,037
Danske Bank
5.46%, 04/02/07	123,022	123,022

Deutsche Bank AG
5.25%, 04/02/07	71,784	71,784

		482,925
VARIABLE & FLOATING RATE NOTES(d) – 1.14%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	104,979	104,989
American Express Centurion Bank
5.41%, 07/19/07	45,108	45,124
American Express Credit Corp.
5.42%, 03/05/08	12,302	12,308
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	75	75
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	30,756	30,756
ASIF Global Financing
5.40%, 05/03/07(e)	4,101	4,101
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	26,655	26,655
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	59,461	59,462
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	104,569	104,570
BMW US Capital LLC
5.32%, 04/15/08(e)	41,007	41,007
BNP Paribas
5.33%, 11/19/07(e)	75,864	75,864
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	39,367	39,364
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	26,655	26,655
CC USA Inc.
5.35%, 07/30/07(e)	20,504	20,505
Commodore CDO Ltd.
5.42%, 12/12/07(e)	8,815	8,815
Credit Agricole SA
5.33%, 11/23/07	41,007	41,007
Cullinan Finance Corp.
5.36%, 04/25/07(e)	10,252	10,252
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	1,891	1,891
DEPFA Bank PLC
5.39%, 12/14/07(e)	41,007	41,007
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	47,159	47,159
Fifth Third Bancorp
5.32%, 02/22/08(e)	82,015	82,015
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	26,655	26,654
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	43,058	43,061
Granite Master Issuer PLC
5.29%, 08/20/07(e)	143,526	143,526
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	94,317	93,938
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	61,511	61,514
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	41,007	41,007
Holmes Financing PLC
5.29%, 07/16/07(e)	71,763	71,763

JP Morgan Securities Inc.
5.52%, 11/16/07	82,015	82,015
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	112,770	112,771
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	30,756	30,756
Kestrel Funding LLC
5.30%, 07/11/07(e)	16,403	16,402
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	24,604	24,604
Leafs LLC
5.32%, 01/22/08(e)	39,654	39,654
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	45,108	45,108
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	14,457	14,457
Marshall & Ilsley Bank
5.32%, 02/15/08	22,554	22,554
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	74,212	74,213
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	45,108	45,108
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	61,511	61,511
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	4,101	4,101
Mound Financing PLC
5.29%, 05/08/07(e)	38,547	38,547
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	65,612	65,611
National City Bank of Indiana
5.34%, 05/21/07	20,504	20,504
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	135,325	135,336
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	41,110	41,105
Northern Rock PLC
5.38%, 02/01/08(e)	49,209	49,210
Pricoa Global Funding I
5.31%, 02/27/08(e)	55,360	55,360
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	59,461	59,460
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	41,007	41,007
Strips III LLC
5.37%, 07/24/07(e)	8,080	8,080
SunTrust Bank
5.29%, 05/01/07	41,007	41,008
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	100,058	100,055
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	26,655	26,655
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	44,598	44,598
Wachovia Bank N.A.
5.48%, 05/22/07	103,749	103,749
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	30,756	30,762
Wells Fargo & Co.
5.33%, 11/15/07(e)	20,504	20,504
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	30,756	30,756
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	123,022	123,014

Wind Master Trust
5.31%, 07/25/07(e)	16,403	16,403

		2,930,022

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,622,877)		7,622,877

TOTAL INVESTMENTS IN SECURITIES – 102.85% (Cost: $261,818,408)		263,378,718
SHORT POSITIONS(i) – (0.07)%
COMMON STOCKS – (0.07)%
New York Community Bancorp Inc.	(9,951)	(175,038)

		(175,038)

TOTAL SHORT POSITIONS (Proceeds: $174,861)		(175,038)
Other Assets, Less Liabilities – (2.78)%		(7,111,812)

NET ASSETS – 100.00%		$256,091,868

(a)	Non-income earning security.

(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(c)	All or a portion of this security represents a security on loan. See Note 5.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

(i)	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.96%
ADVERTISING – 0.48%
Clear Channel Outdoor Holdings Inc. Class A(a)	29,736	$782,354
Donnelley (R.H.) Corp.(b)	41,412	2,935,697
Getty Images Inc.(a)	42,506	2,067,067
Harte-Hanks Inc.	45,775	1,262,932
Interpublic Group of Companies Inc.(a)	375,509	4,622,516
Lamar Advertising Co.	66,014	4,156,902

		15,827,468

AEROSPACE & DEFENSE – 0.89%
Alliant Techsystems Inc.(a)	26,311	2,313,263
Armor Holdings Inc.(a)(b)	24,185	1,628,376
DRS Technologies Inc.	32,443	1,692,551
Goodrich Corp.	98,791	5,085,761
L-3 Communications Holdings Inc.	96,867	8,472,956
Rockwell Collins Inc.	135,415	9,063,326
Spirit AeroSystems Holdings Inc. Class A(a)	48,284	1,537,845

		29,794,078

AGRICULTURE – 0.39%
Loews Corp. - Carolina Group	74,494	5,632,491
UST Inc.	128,841	7,470,201

		13,102,692

AIRLINES – 0.71%
AMR Corp.(a)	192,666	5,866,680
Continental Airlines Inc. Class B(a)	69,968	2,546,136
Southwest Airlines Co.	639,746	9,404,266
UAL Corp.(a)	88,503	3,378,160
US Airways Group Inc.(a)	52,874	2,404,710

		23,599,952

APPAREL – 1.02%
Coach Inc.(a)	307,049	15,367,802
Hanesbrands Inc.(a)	76,826	2,257,916
Jones Apparel Group Inc.	90,995	2,796,276
Liz Claiborne Inc.	83,365	3,572,190
Polo Ralph Lauren Corp.	48,801	4,301,808
VF Corp.	69,756	5,763,241

		34,059,233

AUTO MANUFACTURERS – 0.88%
Ford Motor Co.	1,456,925	11,495,138
Oshkosh Truck Corp.	59,098	3,132,194
PACCAR Inc.	198,252	14,551,697

		29,179,029

AUTO PARTS & EQUIPMENT – 0.39%
Autoliv Inc.	66,129	3,776,627

BorgWarner Inc.	45,623	3,440,887
Goodyear Tire & Rubber Co. (The)(a)	143,446	4,474,081
TRW Automotive Holdings Corp.(a)	35,048	1,220,371

		12,911,966

BANKS – 3.92%
Associated Bancorp	105,194	3,534,518
BancorpSouth Inc.	63,575	1,554,409
Bank of Hawaii Corp.	40,407	2,142,783
BOK Financial Corp.	17,310	857,364
City National Corp.	33,273	2,448,893
Colonial BancGroup Inc. (The)	123,338	3,052,615
Comerica Inc.	126,873	7,500,732
Commerce Bancorp Inc.	148,637	4,961,503
Commerce Bancshares Inc.	55,754	2,693,476
Compass Bancshares Inc.	101,797	7,003,634
Cullen/Frost Bankers Inc.	46,322	2,424,030
East West Bancorp Inc.	48,503	1,783,455
First Citizens BancShares Inc. Class A	4,771	958,971
First Horizon National Corp.	98,024	4,070,937
Fulton Financial Corp.	138,629	2,014,279
Huntington Bancshares Inc.	195,150	4,264,027
Investors Financial Services Corp.	53,259	3,097,011
KeyCorp	317,704	11,904,369
M&T Bank Corp.	59,273	6,865,592
Marshall & Ilsley Corp.	198,718	9,202,631
Northern Trust Corp.	172,957	10,401,634
Popular Inc.	223,398	3,699,471
Sky Financial Group Inc.	85,458	2,295,402
South Financial Group Inc. (The)	61,734	1,526,064
Synovus Financial Corp.	215,408	6,966,295
TCF Financial Corp.	105,276	2,775,075
TD Banknorth Inc.	78,689	2,530,638
UnionBanCal Corp.	42,532	2,697,379
Valley National Bancorp	93,364	2,357,441
Webster Financial Corp.	43,291	2,078,401
Whitney Holding Corp.	52,490	1,605,144
Wilmington Trust Corp.	54,481	2,297,464
Zions Bancorporation	83,342	7,044,066

		130,609,703

BEVERAGES – 0.66%
Brown-Forman Corp. Class B	48,724	3,194,345
Coca-Cola Enterprises Inc.	246,527	4,992,172
Constellation Brands Inc. Class A(a)	158,521	3,357,475
Hansen Natural Corp.(a)	48,976	1,855,211
Molson Coors Brewing Co. Class B	40,723	3,853,210
Pepsi Bottling Group Inc.	109,770	3,500,565
PepsiAmericas Inc.	49,933	1,114,505

		21,867,483

BIOTECHNOLOGY – 1.13%
Celgene Corp.(a)	300,943	15,787,470
Charles River Laboratories International Inc.(a)	60,374	2,792,901
Invitrogen Corp.(a)	43,146	2,746,243
MedImmune Inc.(a)	206,783	7,524,833
Millennium Pharmaceuticals Inc.(a)	279,422	3,174,234
Millipore Corp.(a)	47,453	3,438,919
PDL BioPharma Inc.(a)	102,587	2,226,138

		37,690,738

BUILDING MATERIALS – 0.91%
American Standard Companies Inc.	140,863	7,468,556

Eagle Materials Inc.	40,845	1,822,912
Florida Rock Industries Inc.	38,875	2,615,899
Lennox International Inc.	45,925	1,639,522
Martin Marietta Materials Inc.	36,363	4,916,278
Masco Corp.	316,487	8,671,744
USG Corp.(a)	68,440	3,194,779

		30,329,690

CHEMICALS – 2.68%
Air Products & Chemicals Inc.	177,633	13,137,737
Airgas Inc.	54,399	2,292,918
Albemarle Corp.	62,630	2,589,124
Ashland Inc.	45,675	2,996,280
Cabot Corp.	51,267	2,446,974
Celanese Corp. Class A	60,794	1,874,887
Chemtura Corp.	200,850	2,195,290
Cytec Industries Inc.	33,116	1,862,444
Eastman Chemical Co.	65,226	4,130,763
Ecolab Inc.	144,015	6,192,645
FMC Corp.	31,682	2,389,773
Huntsman Corp.	75,011	1,431,960
International Flavors & Fragrances Inc.	72,459	3,421,514
Lubrizol Corp.	54,539	2,810,395
Lyondell Chemical Co.	173,202	5,190,864
Mosaic Co. (The)(a)	118,848	3,168,488
PPG Industries Inc.	130,517	9,176,650
Rohm & Haas Co.	128,339	6,637,693
RPM International Inc.	94,603	2,185,329
Sherwin-Williams Co. (The)	89,231	5,892,815
Sigma-Aldrich Corp.	106,519	4,422,669
Valhi Inc.	7,064	93,245
Valspar Corp. (The)	81,180	2,259,239
Westlake Chemical Corp.	12,309	334,189

		89,133,885

COAL – 0.37%
Arch Coal Inc.	115,107	3,532,634
CONSOL Energy Inc.	145,998	5,712,902
Foundation Coal Holdings Inc.	38,252	1,313,574
Massey Energy Co.	68,536	1,644,179

		12,203,289

COMMERCIAL SERVICES – 2.41%
ADESA Inc.	72,515	2,003,589
Alliance Data Systems Corp.(a)	64,480	3,973,258
Apollo Group Inc. Class A(a)	111,118	4,878,080
Block (H & R) Inc.	260,799	5,487,211
Career Education Corp.(a)	78,848	2,404,864
ChoicePoint Inc.(a)	63,632	2,381,746
Convergys Corp.(a)	111,755	2,839,695
Corporate Executive Board Co. (The)	32,557	2,473,030
Corrections Corp. of America(a)	47,684	2,518,192
Donnelley (R.R.) & Sons Co.	175,095	6,406,726
Equifax Inc.	102,180	3,724,461
Hertz Global Holdings Inc.(a)	71,197	1,687,369
Hewitt Associates Inc. Class A(a)	89,069	2,603,487
Iron Mountain Inc.(a)	137,149	3,583,704
ITT Educational Services Inc.(a)	32,982	2,687,703
Laureate Education Inc.(a)	34,981	2,062,830
Manpower Inc.	69,533	5,129,449
Monster Worldwide Inc.(a)	99,510	4,713,789
Pharmaceutical Product Development Inc.	85,112	2,867,423
Quanta Services Inc.(a)	88,483	2,231,541

Robert Half International Inc.	120,142	4,446,455
Service Corp. International	243,151	2,883,771
ServiceMaster Co. (The)	233,804	3,598,244
United Rentals Inc.(a)	53,408	1,468,720
Weight Watchers International Inc.	28,813	1,327,991

		80,383,328

COMPUTERS – 2.65%
Affiliated Computer Services Inc. Class A(a)	75,186	4,426,952
Cadence Design Systems Inc.(a)(b)	224,787	4,734,014
Ceridian Corp.(a)	111,072	3,869,748
Cognizant Technology Solutions Corp.(a)	111,173	9,813,241
Computer Sciences Corp.(a)	135,743	7,076,283
Diebold Inc.	53,800	2,566,798
DST Systems Inc.(a)	44,279	3,329,781
Electronic Data Systems Corp.	412,527	11,418,747
FactSet Research Systems Inc.	33,053	2,077,381
Lexmark International Inc. Class A(a)(b)	77,733	4,544,271
NCR Corp.(a)	144,170	6,887,001
Network Appliance Inc.(a)	298,264	10,892,601
Riverbed Technology Inc.(a)(b)	10,450	288,838
SanDisk Corp.(a)	181,089	7,931,698
Synopsys Inc.(a)	115,367	3,026,076
Unisys Corp.(a)	283,692	2,391,524
Western Digital Corp.(a)	175,017	2,942,036

		88,216,990

COSMETICS & PERSONAL CARE – 0.57%
Avon Products Inc.	360,695	13,439,496
Bare Escentuals Inc.(a)	17,308	620,838
Estee Lauder Companies Inc. (The) Class A	100,562	4,912,454

		18,972,788

DISTRIBUTION & WHOLESALE – 0.76%
CDW Corp.	46,889	2,880,391
Fastenal Co.	102,013	3,575,556
Genuine Parts Co.	136,475	6,687,275
Grainger (W.W.) Inc.	56,830	4,389,549
Ingram Micro Inc. Class A(a)	111,299	2,149,184
Pool Corp.(b)	44,067	1,577,599
Tech Data Corp.(a)	45,877	1,642,855
WESCO International Inc.(a)	38,364	2,408,492

		25,310,901

DIVERSIFIED FINANCIAL SERVICES – 3.37%
Affiliated Managers Group Inc.(a)	25,079	2,717,310
AmeriCredit Corp.(a)	93,205	2,130,666
Ameriprise Financial Inc.	170,281	9,729,856
BlackRock Inc.	15,635	2,443,907
CBOT Holdings Inc. Class A(a)	41,914	7,607,391
CIT Group Inc.	158,583	8,392,212
E*TRADE Financial Corp.(a)	341,303	7,242,450
Eaton Vance Corp.	92,251	3,287,826
Edwards (A.G.) Inc.	60,194	4,164,221
Federated Investors Inc. Class B	73,986	2,716,766
First Marblehead Corp. (The)(b)	36,582	1,642,166
IndyMac Bancorp Inc.(b)	56,848	1,821,978
IntercontinentalExchange Inc.(a)	54,255	6,630,504
Investment Technology Group Inc.(a)	35,849	1,405,281
Janus Capital Group Inc.	161,089	3,368,371
Jefferies Group Inc.	95,805	2,773,555
Legg Mason Inc.	101,978	9,607,347
Nasdaq Stock Market Inc. (The)(a)	77,371	2,275,481

Nelnet Inc. Class A	18,026	432,083
Nuveen Investments Inc. Class A	63,545	3,005,678
NYMEX Holdings Inc.(a)	5,719	776,411
NYSE Group Inc.(a)(b)	124,453	11,667,469
Raymond James Financial Inc.	72,347	2,153,047
Rowe (T.) Price Group Inc.	210,623	9,939,299
Student Loan Corp. (The)	3,155	586,578
TD Ameritrade Holding Corp.(a)	251,143	3,737,008

		112,254,861

ELECTRIC – 6.95%
AES Corp. (The)(a)	525,470	11,308,114
Allegheny Energy Inc.(a)	131,159	6,445,153
Alliant Energy Corp.	93,766	4,202,592
Ameren Corp.	162,111	8,154,183
American Electric Power Co. Inc.	312,571	15,237,836
CenterPoint Energy Inc.	249,024	4,467,491
CMS Energy Corp.	184,330	3,281,074
Consolidated Edison Inc.	193,979	9,904,568
Constellation Energy Group Inc.	141,623	12,314,120
DPL Inc.	92,407	2,872,934
DTE Energy Co.	141,659	6,785,466
Dynegy Inc. Class A(a)	312,464	2,893,417
Edison International	257,027	12,627,737
Energy East Corp.	117,862	2,871,118
Entergy Corp.	163,796	17,185,476
Great Plains Energy Inc.	63,460	2,059,277
Hawaiian Electric Industries Inc.(b)	64,838	1,685,140
Integrys Energy Group Inc.	59,608	3,308,840
MDU Resources Group Inc.	142,441	4,093,754
Mirant Corp.(a)	207,084	8,378,619
Northeast Utilities	122,518	4,014,915
NRG Energy Inc.(a)	100,925	7,270,637
NSTAR	85,254	2,994,120
OGE Energy Corp.	72,479	2,812,185
Pepco Holdings Inc.	151,816	4,405,700
PG&E Corp.	274,550	13,252,528
Pinnacle West Capital Corp.	79,085	3,815,851
PPL Corp.	301,439	12,328,855
Progress Energy Inc.	201,053	10,141,113
Puget Energy Inc.	92,601	2,377,994
Reliant Energy Inc.(a)	275,823	5,604,723
SCANA Corp.	92,129	3,977,209
Sierra Pacific Resources Corp.(a)	179,549	3,120,562
TECO Energy Inc.	171,308	2,948,211
Wisconsin Energy Corp.	92,997	4,512,214
Xcel Energy Inc.	322,328	7,958,278

		231,612,004

ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
AMETEK Inc.	84,355	2,913,622
Energizer Holdings Inc.(a)	45,723	3,901,544
Hubbell Inc. Class B	48,570	2,343,017
Molex Inc.	109,961	3,100,900

		12,259,083

ELECTRONICS – 1.88%
Amphenol Corp. Class A	70,673	4,563,356
Applera Corp. - Applied Biosystems Group	156,604	4,630,780
Arrow Electronics Inc.(a)	97,143	3,667,148
Avnet Inc.(a)	102,916	3,719,384
AVX Corp.	44,060	669,712
Dolby Laboratories Inc. Class A(a)	28,094	969,524

Gentex Corp.	119,241	1,937,666
Jabil Circuit Inc.	147,748	3,163,285
Mettler Toledo International Inc.(a)	30,268	2,711,105
National Instruments Corp.	45,927	1,204,665
PerkinElmer Inc.	102,977	2,494,103
Sanmina-SCI Corp.(a)	450,895	1,632,240
Solectron Corp.(a)	742,762	2,339,700
Tektronix Inc.	66,863	1,882,862
Thermo Fisher Scientific Inc.(a)	327,332	15,302,771
Thomas & Betts Corp.(a)	50,381	2,459,600
Trimble Navigation Ltd.(a)	91,138	2,446,144
Vishay Intertechnology Inc.(a)	139,452	1,949,539
Waters Corp.(a)	82,505	4,785,290

		62,528,874

ENERGY - ALTERNATE SOURCES – 0.06%
Covanta Holding Corp.(a)	93,037	2,063,561

		2,063,561

ENGINEERING & CONSTRUCTION – 0.45%
Fluor Corp.	69,705	6,253,933
Jacobs Engineering Group Inc.(a)	93,094	4,342,835
KBR Inc.(a)	24,156	491,575
Shaw Group Inc. (The)(a)	65,382	2,044,495
URS Corp.(a)	41,364	1,761,693

		14,894,531

ENTERTAINMENT – 0.60%
DreamWorks Animation SKG Inc. Class A(a)	32,975	1,008,375
International Game Technology Inc.	269,978	10,901,712
International Speedway Corp. Class A	28,071	1,451,271
Penn National Gaming Inc.(a)	57,678	2,446,701
Regal Entertainment Group Class A	52,041	1,034,055
Scientific Games Corp. Class A(a)	54,018	1,773,411
Warner Music Group Corp.	77,438	1,321,092

		19,936,617

ENVIRONMENTAL CONTROL – 0.34%
Allied Waste Industries Inc.(a)	200,207	2,520,606
Nalco Holding Co.	86,818	2,074,950
Republic Services Inc.	138,054	3,840,662
Stericycle Inc.(a)	34,075	2,777,112

		11,213,330

FOOD – 3.66%
Campbell Soup Co.	179,224	6,980,775
ConAgra Foods Inc.	412,524	10,275,973
Corn Products International Inc.	59,240	2,108,352
Dean Foods Co.(a)	108,449	5,068,906
Del Monte Foods Co.	160,391	1,841,289
Heinz (H.J.) Co.	265,724	12,520,915
Hershey Co. (The)	140,476	7,678,418
Hormel Foods Corp.	58,918	2,191,160
Kroger Co.	575,654	16,262,225
McCormick & Co. Inc. NVS	105,664	4,070,177
Safeway Inc.	358,786	13,145,919
Sara Lee Corp.	609,003	10,304,331
Smithfield Foods Inc.(a)	79,062	2,367,907
Smucker (J.M.) Co. (The)	46,445	2,476,447
SUPERVALU Inc.	163,121	6,373,137
Tyson Foods Inc. Class A	178,535	3,465,364
Whole Foods Market Inc.	113,236	5,078,635
Wrigley (William Jr.) Co.	187,370	9,542,754

		121,752,684

FOREST PRODUCTS & PAPER – 0.78%
Domtar Corp.(a)	381,520	3,551,951
Louisiana-Pacific Corp.	89,856	1,802,511
MeadWestvaco Corp.	144,431	4,454,252
Plum Creek Timber Co. Inc.	146,296	5,766,988
Rayonier Inc.	61,054	2,625,322
Smurfit-Stone Container Corp.(a)	212,870	2,396,916
Temple-Inland Inc.	88,072	5,261,421

		25,859,361

GAS – 1.13%
AGL Resources Inc.	61,791	2,639,712
Atmos Energy Corp.	69,478	2,173,272
Energen Corp.	56,422	2,871,316
KeySpan Corp.	138,215	5,687,547
NiSource Inc.	217,400	5,313,256
Sempra Energy	203,567	12,419,623
Southern Union Co.	87,061	2,645,784
UGI Corp.	83,572	2,232,208
Vectren Corp.	60,882	1,741,225

		37,723,943

HAND & MACHINE TOOLS – 0.43%
Black & Decker Corp.	53,989	4,406,582
Kennametal Inc.	31,482	2,128,498
Lincoln Electric Holdings Inc.	33,410	1,989,900
Snap-On Inc.	46,373	2,230,541
Stanley Works (The)	64,608	3,576,699

		14,332,220

HEALTH CARE - PRODUCTS – 2.42%
Advanced Medical Optics Inc.(a)	49,355	1,836,006
Bard (C.R.) Inc.	82,007	6,520,377
Bausch & Lomb Inc.	44,180	2,260,249
Beckman Coulter Inc.	50,378	3,218,650
Biomet Inc.	196,085	8,331,652
Cooper Companies Inc.	36,743	1,786,445
Cytyc Corp.(a)	92,151	3,152,486
Dade Behring Holdings Inc.	69,473	3,046,391
DENTSPLY International Inc.	125,914	4,123,683
Edwards Lifesciences Corp.(a)	47,027	2,384,269
Gen-Probe Inc.(a)	42,125	1,983,245
Henry Schein Inc.(a)	70,472	3,888,645
Hillenbrand Industries Inc.	48,941	2,905,627
IDEXX Laboratories Inc.(a)	25,199	2,208,188
Intuitive Surgical Inc.(a)	29,407	3,575,009
Kinetic Concepts Inc.(a)	35,424	1,793,871
Patterson Companies Inc.(a)	110,879	3,935,096
ResMed Inc.(a)	60,777	3,061,337
Respironics Inc.(a)	58,283	2,447,303
St. Jude Medical Inc.(a)	288,111	10,835,855
TECHNE Corp.(a)	39,293	2,243,630
Varian Medical Systems Inc.(a)	105,435	5,028,195

		80,566,209

HEALTH CARE - SERVICES – 1.99%
Brookdale Senior Living Inc.	17,469	780,166
Community Health Systems Inc.(a)	80,531	2,838,718
Covance Inc.(a)	39,317	2,333,071
Coventry Health Care Inc.(a)	128,643	7,210,440
DaVita Inc.(a)	84,381	4,499,195

Health Management Associates Inc. Class A	209,799	2,280,515
Health Net Inc.(a)	93,248	5,017,675
Humana Inc.(a)	128,788	7,472,280
Laboratory Corp. of America Holdings(a)(b)	99,882	7,254,430
LifePoint Hospitals Inc.(a)	48,257	1,844,383
Lincare Holdings Inc.(a)	77,985	2,858,150
Manor Care Inc.	59,458	3,232,137
Pediatrix Medical Group Inc.(a)	40,278	2,298,263
Quest Diagnostics Inc.	127,706	6,368,698
Sierra Health Services Inc.(a)	45,507	1,873,523
Triad Hospitals Inc.(a)	71,754	3,749,146
Universal Health Services Inc. Class B	37,379	2,140,322
Wellcare Health Plans Inc.(a)	25,589	2,181,462

		66,232,574
HOLDING COMPANIES - DIVERSIFIED – 0.15%
Leucadia National Corp.	130,217	3,830,984
Walter Industries Inc.	42,327	1,047,593

		4,878,577
HOME BUILDERS – 0.96%
Centex Corp.	97,813	4,086,627
Horton (D.R.) Inc.	250,306	5,506,732
KB Home	65,134	2,779,268
Lennar Corp. Class A	109,196	4,609,163
M.D.C. Holdings Inc.	28,428	1,366,534
NVR Inc.(a)	3,739	2,486,435
Pulte Homes Inc.	170,965	4,523,734
Ryland Group Inc.	34,654	1,462,052
Standard-Pacific Corp.	55,059	1,149,081
Thor Industries Inc.	29,892	1,177,446
Toll Brothers Inc.(a)	103,967	2,846,616

		31,993,688
HOME FURNISHINGS – 0.30%
Harman International Industries Inc.	53,431	5,133,650
Whirlpool Corp.	58,034	4,927,667

		10,061,317
HOUSEHOLD PRODUCTS & WARES – 0.83%
Avery Dennison Corp.	74,404	4,781,201
Church & Dwight Co. Inc.	52,415	2,639,095
Clorox Co. (The)	120,894	7,699,739
Fortune Brands Inc.	117,047	9,225,645
Jarden Corp.(a)	42,874	1,642,074
Scotts Miracle-Gro Co. (The) Class A	38,333	1,687,802

		27,675,556
HOUSEWARES – 0.26%
Newell Rubbermaid Inc.	221,394	6,883,139
Toro Co. (The)	33,954	1,739,803

		8,622,942
INSURANCE – 3.78%
Alleghany Corp.(a)	3,811	1,423,790
Ambac Financial Group Inc.	82,095	7,092,187
American Financial Group Inc.	66,192	2,253,176
American National Insurance Co.	11,306	1,446,377
Aon Corp.	237,721	9,023,889
Assurant Inc.	101,756	5,457,174
Berkley (W.R.) Corp.	127,846	4,234,260
Brown & Brown Inc.	89,684	2,425,952
CIGNA Corp.	77,351	11,034,894

Cincinnati Financial Corp.	122,801	5,206,762
CNA Financial Corp.(a)	19,309	832,025
Conseco Inc.(a)	126,340	2,185,682
Erie Indemnity Co. Class A	39,385	2,078,346
Fidelity National Financial Inc.	172,036	4,130,584
First American Corp.	68,079	3,452,967
Gallagher (Arthur J.) & Co.(b)	77,221	2,187,671
Hanover Insurance Group Inc. (The)	41,608	1,918,961
HCC Insurance Holdings Inc.	88,127	2,714,312
Markel Corp.(a)	7,589	3,679,375
MBIA Inc.	106,774	6,992,629
Mercury General Corp.	21,190	1,123,918
MGIC Investment Corp.(b)	66,264	3,904,275
Nationwide Financial Services Inc.	39,056	2,103,556
Old Republic International Corp.	178,485	3,948,088
Philadelphia Consolidated Holding Corp.(a)	43,762	1,925,090
PMI Group Inc. (The)	68,788	3,110,593
Protective Life Corp.	55,790	2,456,992
Radian Group Inc.	65,664	3,603,640
Reinsurance Group of America Inc.	23,160	1,336,795
SAFECO Corp.	81,415	5,408,398
StanCorp Financial Group Inc.	43,661	2,146,811
Torchmark Corp.	77,543	5,086,045
Transatlantic Holdings Inc.	21,369	1,391,549
Unitrin Inc.	38,154	1,795,909
Unum Group	276,703	6,372,470
Wesco Financial Corp.	1,095	503,700

		125,988,842

INTERNET – 1.59%
Akamai Technologies Inc.(a)	123,726	6,176,402
Amazon.com Inc.(a)	248,712	9,896,250
CheckFree Corp.(a)	66,053	2,449,906
Emdeon Corp.(a)	135,435	2,049,132
Expedia Inc.(a)(b)	156,585	3,629,640
F5 Networks Inc.(a)	32,670	2,178,436
IAC/InterActiveCorp(a)	138,868	5,236,712
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	525,152	12,509,121
McAfee Inc.(a)	127,360	3,703,629
VeriSign Inc.(a)	196,799	4,943,591
WebMD Health Corp. Class A(a)	5,597	294,570

		53,067,389

INVESTMENT COMPANIES – 0.26%
Allied Capital Corp.(b)	112,346	3,236,688
American Capital Strategies Ltd.	120,459	5,337,538

		8,574,226

IRON & STEEL – 0.79%
Allegheny Technologies Inc.	79,761	8,509,701
Carpenter Technology Corp.	20,000	2,415,200
Reliance Steel & Aluminum Co.	51,745	2,504,458
Steel Dynamics Inc.	75,359	3,255,509
United States Steel Corp.	97,615	9,680,480

		26,365,348

LEISURE TIME – 0.55%
Brunswick Corp.(b)	76,932	2,450,284
Harley-Davidson Inc.	213,631	12,550,821
Sabre Holdings Corp.	105,815	3,465,441

		18,466,546

LODGING – 1.53%
Boyd Gaming Corp.	35,293	1,681,359
Choice Hotels International Inc.	28,005	992,217
Harrah’s Entertainment Inc.	146,354	12,359,595
Hilton Hotels Corp.	305,925	11,001,063
MGM Mirage(a)	94,956	6,601,341
Starwood Hotels & Resorts Worldwide Inc.	172,080	11,159,388
Station Casinos Inc.	38,287	3,314,506
Wynn Resorts Ltd.	39,409	3,738,338

		50,847,807

MACHINERY – 1.19%
AGCO Corp.(a)	71,956	2,660,213
Cummins Inc.	41,533	6,010,656
Flowserve Corp.	46,134	2,638,403
Gardner Denver Inc.(a)	42,265	1,472,935
Graco Inc.	54,621	2,138,958
IDEX Corp.	42,579	2,166,420
Joy Global Inc.	87,177	3,739,893
Manitowoc Co. Inc. (The)	48,602	3,087,685
Rockwell Automation Inc.	132,245	7,917,508
Terex Corp.(a)	79,615	5,713,172
Zebra Technologies Corp. Class A(a)	57,111	2,205,056

		39,750,899

MANUFACTURING – 2.47%
Brink’s Co. (The)	38,568	2,447,140
Carlisle Companies Inc.	49,116	2,108,550
Crane Co.	42,204	1,705,886
Donaldson Co. Inc.	59,049	2,131,669
Dover Corp.	160,677	7,842,644
Eastman Kodak Co.(b)	234,209	5,283,755
Eaton Corp.	118,383	9,892,083
Harsco Corp.	66,434	2,980,229
ITT Industries Inc.	146,046	8,809,495
Leggett & Platt Inc.	145,404	3,296,309
Pall Corp.	99,596	3,784,648
Parker Hannifin Corp.	94,846	8,186,158
Pentair Inc.	82,064	2,557,114
Roper Industries Inc.	69,269	3,801,483
SPX Corp.	47,630	3,343,626
Teleflex Inc.	32,141	2,187,838
Textron Inc.	103,489	9,293,312
Trinity Industries Inc.	63,449	2,659,782

		82,311,721

MEDIA – 2.31%
Cablevision Systems Corp.	173,685	5,285,235
CTC Media Inc.(a)	19,957	512,496
Discovery Holding Co. Class A(a)	227,764	4,357,125
Dow Jones & Co. Inc.	51,074	1,760,521
EchoStar Communications Corp.(a)	163,686	7,108,883
Gannett Co. Inc.	189,821	10,685,024
Hearst-Argyle Television Inc.	21,793	592,552
Liberty Global Inc. Class A(a)	320,323	10,548,236
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	112,117	12,399,019
Meredith Corp.	25,208	1,446,687
New York Times Co. Class A(b)	112,823	2,652,469
Scripps (E.W.) Co. Class A	66,907	2,989,405
Sirius Satellite Radio Inc.(a)(b)	1,153,387	3,690,838
Tribune Co.	145,755	4,680,193
Washington Post Co. (The) Class B	4,448	3,396,048

Wiley (John) & Sons Inc. Class A	38,812	1,465,541
XM Satellite Radio Holdings Inc. Class A(a)	252,515	3,262,494

		76,832,766
METAL FABRICATE & HARDWARE – 0.49%
Commercial Metals Co.	94,848	2,973,485
Precision Castparts Corp.	107,180	11,152,079
Timken Co. (The)	67,267	2,038,863

		16,164,427
MINING – 0.87%
Freeport-McMoRan Copper & Gold Inc.	257,561	17,047,963
Southern Copper Corp.(b)	9,849	705,779
Titanium Metals Corp.(a)	66,034	2,369,300
Vulcan Materials Co.	75,084	8,745,784

		28,868,826
OFFICE & BUSINESS EQUIPMENT – 0.62%
Pitney Bowes Inc.	172,363	7,823,557
Xerox Corp.(a)	764,558	12,913,385

		20,736,942
OFFICE FURNISHINGS – 0.09%
HNI Corp.	39,725	1,824,569
Steelcase Inc. Class A	64,026	1,273,477

		3,098,046
OIL & GAS – 3.64%
Cabot Oil & Gas Corp.	38,642	2,601,379
Cheniere Energy Inc.(a)(b)	46,262	1,441,061
Chesapeake Energy Corp.	328,536	10,145,192
Cimarex Energy Co.	64,962	2,404,893
CNX Gas Corp.(a)	21,854	619,124
Denbury Resources Inc.(a)	95,034	2,831,063
Diamond Offshore Drilling Inc.	49,881	4,037,867
ENSCO International Inc.	123,024	6,692,506
Forest Oil Corp.(a)	44,013	1,468,714
Frontier Oil Corp.	90,734	2,961,558
Helmerich & Payne Inc.	87,684	2,660,333
Hess Corp.	216,593	12,014,414
Holly Corp.	38,003	2,253,578
Murphy Oil Corp.	148,978	7,955,425
Newfield Exploration Co.(a)	101,817	4,246,787
Noble Energy Inc.	139,705	8,333,403
Patterson-UTI Energy Inc.	126,498	2,838,615
Pioneer Natural Resources Co.	97,854	4,218,486
Plains Exploration & Production Co.(a)	63,226	2,854,022
Pogo Producing Co.	46,621	2,242,470
Pride International Inc.(a)	132,468	3,987,287
Quicksilver Resources Inc.(a)	50,730	2,017,532
Range Resources Corp.	109,309	3,650,921
Rowan Companies Inc.	92,012	2,987,630
Southwestern Energy Co.(a)	134,042	5,493,041
St. Mary Land & Exploration Co.	45,507	1,669,197
Sunoco Inc.	98,079	6,908,685
Tesoro Corp.	54,698	5,493,320
TODCO(a)	46,184	1,862,601
Unit Corp.(a)	36,257	1,834,242
W&T Offshore Inc.	16,912	489,264

		121,214,610
OIL & GAS SERVICES – 1.63%
BJ Services Co.	241,134	6,727,639

Cameron International Corp.(a)	92,706	5,821,010
Dresser-Rand Group Inc.(a)	31,425	957,205
FMC Technologies Inc.(a)	54,660	3,813,082
Global Industries Ltd.(a)	75,228	1,375,920
Grant Prideco Inc.(a)	105,658	5,265,995
Helix Energy Solutions Group Inc.(a)	73,793	2,751,741
National Oilwell Varco Inc.(a)	140,472	10,927,317
Oceaneering International Inc.(a)	43,551	1,834,368
SEACOR Holdings Inc.(a)	17,967	1,767,953
Smith International Inc.	159,364	7,657,440
Superior Energy Services Inc.(a)	67,810	2,337,411
Tidewater Inc.	49,505	2,900,003

		54,137,084

PACKAGING & CONTAINERS – 0.76%
Ball Corp.	81,594	3,741,085
Bemis Co. Inc.	81,852	2,733,038
Crown Holdings Inc.(a)	135,567	3,315,969
Owens-Illinois Inc.(a)	125,048	3,222,487
Packaging Corp. of America	64,640	1,577,216
Pactiv Corp.(a)	105,903	3,573,167
Sealed Air Corp.	130,770	4,132,332
Sonoco Products Co.	76,572	2,877,576

		25,172,870

PHARMACEUTICALS – 2.51%
Abraxis BioScience Inc.(a)	22,535	601,910
Allergan Inc.	119,438	13,236,119
AmerisourceBergen Corp.	154,169	8,132,415
Amylin Pharmaceuticals Inc.(a)(b)	99,454	3,715,601
Barr Pharmaceuticals Inc.(a)	85,597	3,967,421
Cephalon Inc.(a)	56,047	3,991,107
Endo Pharmaceuticals Holdings Inc.(a)	107,247	3,153,062
Express Scripts Inc.(a)	93,204	7,523,427
Forest Laboratories Inc.(a)	260,066	13,377,795
Hospira Inc.(a)	124,785	5,103,706
King Pharmaceuticals Inc.(a)	196,297	3,861,162
Mylan Laboratories Inc.	191,397	4,046,133
Omnicare Inc.	100,531	3,998,118
Sepracor Inc.(a)	90,739	4,231,160
VCA Antech Inc.(a)	68,381	2,482,914
Watson Pharmaceuticals Inc.(a)	85,868	2,269,491

		83,691,541

PIPELINES – 1.44%
El Paso Corp.	559,075	8,089,815
Equitable Resources Inc.	95,455	4,612,386
Kinder Morgan Inc.	84,193	8,962,345
National Fuel Gas Co.	66,658	2,883,625
ONEOK Inc.	86,095	3,874,275
Questar Corp.	67,760	6,044,870
Williams Companies Inc. (The)	475,413	13,530,254

		47,997,570

REAL ESTATE – 0.45%
CB Richard Ellis Group Inc. Class A(a)	147,396	5,037,995
Forest City Enterprises Inc. Class A	56,192	3,718,787
Jones Lang LaSalle Inc.	28,266	2,947,578
St. Joe Co. (The)(b)	60,543	3,167,004

		14,871,364

REAL ESTATE INVESTMENT TRUSTS – 6.20%
AMB Property Corp.	77,620	4,563,280

Annaly Capital Management Inc.	202,508	3,134,824
Apartment Investment & Management Co. Class A	81,770	4,717,311
Archstone-Smith Trust	170,593	9,259,788
AvalonBay Communities Inc.	62,464	8,120,320
Boston Properties Inc.	89,979	10,563,535
Brandywine Realty Trust	75,864	2,534,616
BRE Properties Inc. Class A	41,475	2,619,146
Camden Property Trust	45,391	3,191,441
CapitalSource Inc.	75,637	1,900,758
CBL & Associates Properties Inc.	51,656	2,316,255
Colonial Properties Trust	35,862	1,637,818
Developers Diversified Realty Corp.	95,373	5,998,962
Douglas Emmett Inc.	61,103	1,559,960
Duke Realty Corp.	107,553	4,675,329
Equity Residential	233,539	11,263,586
Essex Property Trust Inc.	18,703	2,421,664
Federal Realty Investment Trust	43,462	3,938,526
General Growth Properties Inc.	137,429	8,873,791
Health Care Property Investors Inc.	159,541	5,748,262
Health Care REIT Inc.	57,042	2,504,144
Hospitality Properties Trust	74,258	3,475,274
Host Hotels & Resorts Inc.	411,030	10,814,199
HRPT Properties Trust	167,493	2,060,164
iStar Financial Inc.	97,794	4,579,693
Kilroy Realty Corp.	26,456	1,951,130
Kimco Realty Corp.	174,084	8,484,854
Liberty Property Trust	70,957	3,457,025
Macerich Co. (The)	57,317	5,293,798
Mack-Cali Realty Corp.	54,432	2,592,596
New Plan Excel Realty Trust Inc.	83,453	2,756,453
ProLogis	194,284	12,614,860
Public Storage Inc.	96,390	9,125,241
Regency Centers Corp.	54,111	4,520,974
SL Green Realty Corp.	46,560	6,387,101
Taubman Centers Inc.	42,778	2,480,696
Thornburg Mortgage Inc.(b)	89,175	2,318,550
UDR Inc.	108,812	3,331,823
Ventas Inc.	82,189	3,462,623
Vornado Realty Trust	103,216	12,317,797
Weingarten Realty Investors	63,858	3,037,086

		206,605,253

RETAIL – 5.76%
Abercrombie & Fitch Co. Class A	70,379	5,326,283
Advance Auto Parts Inc.	87,001	3,353,886
American Eagle Outfitters Inc.	136,489	4,093,305
AnnTaylor Stores Corp.(a)	59,372	2,302,446
AutoNation Inc.(a)	125,493	2,665,471
AutoZone Inc.(a)	40,049	5,131,879
Barnes & Noble Inc.	42,381	1,671,930
Bed Bath & Beyond Inc.(a)	224,839	9,031,783
BJ’s Wholesale Club Inc.(a)	55,913	1,891,537
Brinker International Inc.	101,426	3,316,630
Burger King Holdings Inc.	21,476	463,882
CarMax Inc.(a)	168,194	4,127,481
Cheesecake Factory Inc. (The)(a)(b)	65,999	1,758,873
Chico’s FAS Inc.(a)(b)	147,310	3,598,783
Circuit City Stores Inc.	144,992	2,686,702
Claire’s Stores Inc.	75,686	2,431,034
Copart Inc.(a)	56,277	1,576,319
Darden Restaurants Inc.	117,392	4,835,376
Dick’s Sporting Goods Inc.(a)	30,563	1,780,600

Dillard’s Inc. Class A	50,194	1,642,850
Dollar General Corp.	254,268	5,377,768
Dollar Tree Stores Inc.(a)	84,695	3,238,737
Family Dollar Stores Inc.	124,609	3,690,919
Foot Locker Inc.	125,219	2,948,907
GameStop Corp. Class A(a)	105,397	3,432,780
Limited Brands Inc.	272,147	7,092,151
MSC Industrial Direct Co. Inc. Class A	31,344	1,463,138
Nordstrom Inc.	188,266	9,966,802
Office Depot Inc.(a)	229,650	8,069,901
OfficeMax Inc.	59,290	3,126,955
O’Reilly Automotive Inc.(a)	90,595	2,998,695
OSI Restaurant Partners Inc.	52,800	2,085,600
Panera Bread Co. Class A(a)	24,968	1,474,610
Penney (J.C.) Co. Inc.	186,133	15,292,687
PetSmart Inc.	112,294	3,701,210
RadioShack Corp.	109,315	2,954,784
Rite Aid Corp.(a)	428,431	2,472,047
Ross Stores Inc.	114,894	3,952,354
Saks Inc.	111,279	2,319,054
Sally Beauty Co. Inc.(a)	67,571	620,978
Tiffany & Co.	108,864	4,951,135
Tim Hortons Inc.	152,603	4,642,183
TJX Companies Inc.	365,108	9,843,312
Tractor Supply Co.(a)	29,838	1,536,657
United Auto Group Inc.	45,103	915,591
Urban Outfitters Inc.(a)	93,544	2,479,851
Wendy’s International Inc.	76,531	2,395,420
Williams-Sonoma Inc.(b)	79,043	2,802,865
Yum! Brands Inc.	214,037	12,362,777

		191,896,918

SAVINGS & LOANS – 0.74%
Astoria Financial Corp.	72,933	1,939,289
Capitol Federal Financial	17,995	680,391
Hudson City Bancorp Inc.	464,283	6,351,391
New York Community Bancorp Inc.	235,197	4,137,115
People’s Bank	45,057	2,000,531
Sovereign Bancorp Inc.	311,232	7,917,742
Washington Federal Inc.	69,438	1,629,015

		24,655,474

SEMICONDUCTORS – 3.56%
Agere Systems Inc.(a)	136,260	3,082,201
Altera Corp.(a)	288,499	5,767,095
Analog Devices Inc.	273,682	9,439,292
Atmel Corp.(a)	357,221	1,796,822
Cypress Semiconductor Corp.(a)	125,983	2,336,985
Fairchild Semiconductor International Inc. Class A(a)	101,494	1,696,980
Integrated Device Technology Inc.(a)	166,918	2,573,876
International Rectifier Corp.(a)	58,332	2,228,866
Intersil Corp. Class A	116,080	3,074,959
KLA-Tencor Corp.	159,181	8,487,531
Lam Research Corp.(a)	112,220	5,312,495
Linear Technology Corp.	243,177	7,681,961
LSI Logic Corp.(a)(b)	324,570	3,388,511
Maxim Integrated Products Inc.	258,583	7,602,340
MEMC Electronic Materials Inc.(a)	117,879	7,141,110
Microchip Technology Inc.	171,179	6,081,990
Micron Technology Inc.(a)	583,694	7,051,024
National Semiconductor Corp.	257,346	6,212,332
Novellus Systems Inc.(a)	102,909	3,295,146

NVIDIA Corp.(a)	282,185	8,121,284
PMC-Sierra Inc.(a)	181,297	1,270,892
QLogic Corp.(a)	130,646	2,220,982
Rambus Inc.(a)	73,287	1,557,349
Silicon Laboratories Inc.(a)	42,635	1,275,639
Teradyne Inc.(a)	164,603	2,722,534
Xilinx Inc.	276,042	7,102,561

		118,522,757

SOFTWARE – 3.60%
Activision Inc.(a)	220,101	4,168,713
Acxiom Corp.	62,683	1,340,789
Autodesk Inc.(a)	182,692	6,869,219
BEA Systems Inc.(a)	313,451	3,632,897
BMC Software Inc.(a)	169,984	5,233,807
CA Inc.	330,212	8,555,793
Cerner Corp.(a)(b)	51,340	2,795,463
Citrix Systems Inc.(a)	145,224	4,651,525
Compuware Corp.(a)	264,122	2,506,518
Dun & Bradstreet Corp.	48,574	4,429,949
Electronic Arts Inc.(a)	241,471	12,160,480
Fair Isaac Corp.	46,692	1,806,047
Fidelity National Information Services Inc.	150,730	6,852,186
Fiserv Inc.(a)	137,613	7,301,746
Global Payments Inc.	54,683	1,862,503
IMS Health Inc.	158,059	4,688,030
Intuit Inc.(a)	275,533	7,538,583
MasterCard Inc. Class A	49,189	5,225,839
MoneyGram International Inc.	67,711	1,879,657
NAVTEQ Corp.(a)(b)	77,649	2,678,891
Novell Inc.(a)	278,823	2,013,102
Paychex Inc.	267,461	10,128,748
Red Hat Inc.(a)	148,195	3,398,111
Salesforce.com Inc.(a)	69,130	2,960,147
SEI Investments Co.	49,667	2,991,443
Total System Services Inc.	29,747	947,442
VeriFone Holdings Inc.(a)	37,693	1,384,464

		120,002,092

TELECOMMUNICATIONS – 3.22%
ADC Telecommunications Inc.(a)	98,278	1,645,174
American Tower Corp. Class A(a)	334,924	13,045,290
Avaya Inc.(a)	369,622	4,365,236
CenturyTel Inc.	92,366	4,174,020
Ciena Corp.(a)	69,423	1,940,373
Citizens Communications Co.	270,102	4,038,025
Crown Castle International Corp.(a)	166,401	5,346,464
Embarq Corp.	117,386	6,614,701
Harris Corp.	105,889	5,395,045
JDS Uniphase Corp.(a)	166,395	2,534,196
Juniper Networks Inc.(a)	452,175	8,898,804
Leap Wireless International Inc.(a)	38,907	2,567,084
Level 3 Communications Inc.(a)	1,213,623	7,403,100
NeuStar Inc. Class A(a)	50,245	1,428,968
NII Holdings Inc. Class B(a)	115,483	8,566,529
Qwest Communications International Inc.(a)	1,262,208	11,347,250
SBA Communications Corp.(a)	83,724	2,474,044
TeleCorp PCS Inc. Escrow(c)	404	0
Telephone & Data Systems Inc.	86,923	5,182,349
Tellabs Inc.(a)	364,701	3,610,540
United States Cellular Corp.(a)	11,959	878,389
Virgin Media Inc.	233,743	5,902,011

		107,357,592

TEXTILES – 0.22%
Cintas Corp.	106,254	3,835,769
Mohawk Industries Inc.(a)	42,455	3,483,433

		7,319,202

TOYS, GAMES & HOBBIES – 0.36%
Hasbro Inc.	126,836	3,630,046
Mattel Inc.	309,471	8,532,115

		12,162,161

TRANSPORTATION – 1.46%
Alexander & Baldwin Inc.	35,230	1,777,001
C.H. Robinson Worldwide Inc.	138,238	6,600,865
Con-way Inc.	38,766	1,932,097
CSX Corp.	351,778	14,088,709
Expeditors International Washington Inc.	169,616	7,008,533
Hunt (J.B.) Transport Services Inc.	81,824	2,147,062
Kansas City Southern Industries Inc.(a)(b)	60,751	2,161,521
Kirby Corp.(a)	41,945	1,467,236
Laidlaw International Inc.	65,526	2,267,200
Landstar System Inc.	47,129	2,160,393
Overseas Shipholding Group Inc.	22,904	1,433,790
Ryder System Inc.	47,988	2,367,728
Swift Transportation Co. Inc.(a)	42,598	1,327,354
YRC Worldwide Inc.(a)(b)	45,629	1,835,198

		48,574,687

TRUCKING & LEASING – 0.05%
GATX Corp.	36,518	1,745,560

		1,745,560

WATER – 0.07%
Aqua America Inc.(b)	109,390	2,455,806

		2,455,806

TOTAL COMMON STOCKS (Cost: $2,854,895,365)		3,329,111,471

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 2.24%

CERTIFICATES OF DEPOSIT(d) – 0.05%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$764,615	764,615
Deutsche Bank AG
5.35%, 08/08/07	955,769	955,769

		1,720,384

COMMERCIAL PAPER(d) – 0.40%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	363,617	362,846
BNP Paribas Finance Inc.
5.12%, 06/06/07	133,808	132,572
Bryant Park Funding LLC
5.28%, 04/23/07(e)	573,462	571,695
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	286,731	286,008

Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	573,462	572,198
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	1,593,470	1,586,193
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	923,055	922,848
Five Finance Inc.
5.22%, 04/20/07(e)	175,862	175,403
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	669,038	660,618
Giro Funding Corp.
5.29%, 04/23/07(e)	382,308	381,128
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	745,500	739,659
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	191,154	188,431
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	573,462	571,521
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	286,731	285,804
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	483,038	477,045
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	862,471	858,303
Nationwide Building Society
5.21%, 04/13/07(e)	363,192	362,614
Nestle Capital Corp.
5.19%, 08/09/07	229,385	225,119
Park Granada LLC
5.50%, 04/02/07(e)	806,000	806,000
Park Sienna LLC
5.50%, 04/02/07(e)	76,462	76,462
Sedna Finance Inc.
5.22%, 04/17/07(e)	217,915	217,441
Simba Funding Corp.
5.20%, 07/23/07(e)	382,308	376,123
Societe Generale
5.18%, 05/16/07	955,769	949,718
Tulip Funding Corp.
5.30%, 04/26/07(e)	516,651	514,825
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	622,902	622,902
Westpac Banking Corp.
5.20%, 07/12/07(e)	344,077	339,057
Zela Finance Inc.
5.20%, 07/16/07(e)	229,385	225,906

		13,488,439

MEDIUM-TERM NOTES(d) – 0.03%
Bank of America N.A.
5.28%, 04/20/07	95,577	95,577
Cullinan Finance Corp.
5.71%, 06/28/07(e)	286,731	286,731
K2 USA LLC
5.39%, 06/04/07(e)	286,731	286,731
Sigma Finance Inc.
5.51%, 06/18/07(e)	313,492	313,492

		982,531

MONEY MARKET FUNDS – 0.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(f)(g)	8,986,488	8,986,488

		8,986,488

REPURCHASE AGREEMENTS(d) – 0.53%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,124,499 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,201,114, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,123,985	1,123,985
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $764,965 (collateralized by non-U.S. Government debt securities, value $788,418, 6.00% to 7.40%, 5/15/11 to 11/15/25).	764,615	764,615
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $726,711 (collateralized by U.S. Government obligations, value $741,725, 5.50%, 12/1/34).	726,385	726,385
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $573,725 (collateralized by non-U.S. Government debt securities, value $592,031, 1.00% to 10.00%, 10/17/18 to 11/25/52).	573,462	573,462
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $956,205 (collateralized by non-U.S. Government debt securities, value $1,044,080, 4.50% to 7.84%, 12/1/07 to 7/15/21).	955,769	955,769
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $38,248 (collateralized by non-U.S. Government debt securities, value $40,157, 4.50% to 7.84%, 12/1/07 to 7/15/21).	38,231	38,231
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,486,137 (collateralized by non-U.S. Government debt securities, value $2,645,813, 0.00% to 6.01%, 5/27/33 to 3/15/37).	2,485,000	2,485,000
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $420,732 (collateralized by non-U.S. Government debt securities, value $447,755, 0.00% to 6.01%, 5/27/33 to 3/15/37).	420,538	420,538
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $229,492 (collateralized by non-U.S. Government debt securities, value $244,231, 0.00% to 6.01%, 5/27/33 to 3/15/37).	229,385	229,385
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,338,688 (collateralized by non-U.S. Government debt securities, value $1,406,522, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,338,077	1,338,077
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $764,965 (collateralized by non-U.S. Government debt securities, value $803,727, 0.00% to 8.85%, 8/15/09 to 10/15/49).	764,615	764,615

Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $906,893 (collateralized by non-U.S. Government debt securities, value $941,364, 0.00% to 5.68%, 4/17/07 to 1/25/47).	906,478	906,478
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $382,486 (collateralized by non-U.S. Government debt securities, value $422,612, 5.65% to 9.49%, 1/1/17 to 6/1/48).	382,308	382,308
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $191,241 (collateralized by non-U.S. Government debt securities, value $200,946, 3.73% to 5.33%, 12/1/35 to 6/1/46).	191,154	191,154
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $95,621 (collateralized by non-U.S. Government debt securities, value $100,472, 4.70% to 8.75%, 6/1/10 to 3/15/32).	95,577	95,577
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $2,677,396 (collateralized by non-U.S. Government debt securities, value $3,404,390, 1.13% to 10.07%, 1/15/09 to 10/12/49).	2,676,154	2,676,154
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $382,483 (collateralized by non-U.S. Government debt securities, value $394,226, 3.60% to 10.13%, 7/15/07 to 7/1/26).	382,308	382,308
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,912,414 (collateralized by non-U.S. Government debt securities, value $2,010,882, 4.22% to 8.32%, 1/17/14 to 12/20/54).	1,911,539	1,911,539
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $382,482 (collateralized by non-U.S. Government debt securities, value $397,799, 0.00% to 10.00%, 4/1/07 to 3/31/37).	382,307	382,307
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $283,170 (collateralized by non-U.S. Government debt securities, value $364,203, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	267,615	267,615
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,032,705 (collateralized by non-U.S. Government debt securities, value $1,085,031, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,032,231	1,032,231

		17,647,733

TIME DEPOSITS(d) – 0.14%
Bank of Montreal
5.25%, 04/02/07	774,567	774,567
Credit Suisse First Boston NY
5.32%, 04/03/07	1,911,539	1,911,539
Danske Bank
5.46%, 04/02/07	1,146,923	1,146,923
Deutsche Bank AG
5.25%, 04/02/07	669,237	669,237

		4,502,266

VARIABLE & FLOATING RATE NOTES(d) – 0.82%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	978,708	978,797
American Express Centurion Bank
5.41%, 07/19/07	420,538	420,684
American Express Credit Corp.
5.42%, 03/05/08	114,692	114,743
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	701	701
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	286,731	286,731
ASIF Global Financing
5.40%, 05/03/07(e)	38,231	38,232
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	248,500	248,500
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	554,346	554,360
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	974,885	974,897
BMW US Capital LLC
5.32%, 04/15/08(e)	382,308	382,308
BNP Paribas
5.33%, 11/19/07(e)	707,269	707,269
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	367,015	366,987
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	248,500	248,500
CC USA Inc.
5.35%, 07/30/07(e)	191,154	191,162
Commodore CDO Ltd.
5.42%, 12/12/07(e)	82,177	82,177
Credit Agricole SA
5.33%, 11/23/07	382,308	382,308
Cullinan Finance Corp.
5.36%, 04/25/07(e)	95,577	95,577
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	17,628	17,628
DEPFA Bank PLC
5.39%, 12/14/07(e)	382,308	382,308
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	439,654	439,658
Fifth Third Bancorp
5.32%, 02/22/08(e)	764,615	764,615
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	248,500	248,491
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	401,423	401,453
Granite Master Issuer PLC
5.29%, 08/20/07(e)	1,338,077	1,338,077
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	879,308	875,778
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	573,462	573,489
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	382,308	382,308
Holmes Financing PLC
5.29%, 07/16/07(e)	669,039	669,038
JP Morgan Securities Inc.
5.52%, 11/16/07	764,615	764,615
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	1,051,346	1,051,346
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	286,731	286,727

Kestrel Funding LLC
5.30%, 07/11/07(e)	152,923	152,919
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	229,385	229,385
Leafs LLC
5.32%, 01/22/08(e)	369,692	369,692
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	420,538	420,533
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	134,783	134,783
Marshall & Ilsley Bank
5.32%, 02/15/08	210,269	210,269
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	691,874	691,874
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	420,538	420,538
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	573,462	573,462
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	38,231	38,231
Mound Financing PLC
5.29%, 05/08/07(e)	359,369	359,369
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	611,692	611,688
National City Bank of Indiana
5.34%, 05/21/07	191,154	191,156
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	1,261,615	1,261,729
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	383,263	383,221
Northern Rock PLC
5.38%, 02/01/08(e)	458,769	458,777
Pricoa Global Funding I
5.31%, 02/27/08(e)	516,115	516,115
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	554,346	554,344
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	382,308	382,308
Strips III LLC
5.37%, 07/24/07(e)	75,329	75,329
SunTrust Bank
5.29%, 05/01/07	382,308	382,309
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	932,831	932,810
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	248,500	248,500
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	415,778	415,778
Wachovia Bank N.A.
5.48%, 05/22/07	967,239	967,239
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	286,731	286,786
Wells Fargo & Co.
5.33%, 11/15/07(e)	191,154	191,160
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	286,731	286,733
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	1,146,923	1,146,844
Wind Master Trust
5.31%, 07/25/07(e)	152,923	152,923

		27,316,268

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,644,109)	74,644,109

TOTAL INVESTMENTS IN SECURITIES – 102.20% (Cost: $2,929,539,474)	3,403,755,580
Other Assets, Less Liabilities – (2.20)%	(73,378,999)

NET ASSETS – 100.00%	$3,330,376,581

NVS—Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.71%
Clear Channel Outdoor Holdings Inc. Class A(a)	28,667	$754,229
Getty Images Inc.(a)	42,248	2,054,520
Harte-Hanks Inc.	45,519	1,255,869
Interpublic Group of Companies Inc.(a)(b)	371,675	4,575,319
Lamar Advertising Co.	67,421	4,245,500

		12,885,437

AEROSPACE & DEFENSE – 0.95%
Alliant Techsystems Inc.(a)	9,422	828,382
DRS Technologies Inc.	9,799	511,214
Goodrich Corp.	93,923	4,835,156
L-3 Communications Holdings Inc.	7,149	625,323
Rockwell Collins Inc.	139,296	9,323,081
Spirit AeroSystems Holdings Inc. Class A(a)	37,028	1,179,342

		17,302,498

AGRICULTURE – 0.23%
UST Inc.	73,073	4,236,773

		4,236,773

AIRLINES – 0.82%
AMR Corp.(a)	148,730	4,528,828
Continental Airlines Inc. Class B(a)	71,366	2,597,009
Southwest Airlines Co.	378,990	5,571,153
US Airways Group Inc.(a)	49,891	2,269,043

		14,966,033

APPAREL – 1.17%
Coach Inc.(a)	313,410	15,686,170
Hanesbrands Inc.(a)	40,717	1,196,673
Polo Ralph Lauren Corp.	49,720	4,382,818

		21,265,661

AUTO MANUFACTURERS – 0.66%
Oshkosh Truck Corp.	59,892	3,174,276
PACCAR Inc.	119,924	8,802,422

		11,976,698

AUTO PARTS & EQUIPMENT – 0.26%
BorgWarner Inc.	3,556	268,194
Goodyear Tire & Rubber Co. (The)(a)	144,429	4,504,741

		4,772,935

BANKS – 1.47%
Bank of Hawaii Corp.	26,799	1,421,151
Commerce Bancorp Inc.	149,962	5,005,732
Cullen/Frost Bankers Inc.	19,096	999,294
East West Bancorp Inc.	45,635	1,677,999

Investors Financial Services Corp.	53,567	3,114,921
Northern Trust Corp.	167,760	10,089,086
Synovus Financial Corp.	98,032	3,170,355
TCF Financial Corp.	40,871	1,077,360
Webster Financial Corp.	2,340	112,343

		26,668,241
BEVERAGES – 0.42%
Brown-Forman Corp. Class B	50,231	3,293,144
Constellation Brands Inc. Class A(a)	28,798	609,942
Hansen Natural Corp.(a)	49,676	1,881,727
Pepsi Bottling Group Inc.	57,773	1,842,381

		7,627,194
BIOTECHNOLOGY – 1.90%
Celgene Corp.(a)	303,224	15,907,130
Charles River Laboratories International Inc.(a)	16,712	773,097
Invitrogen Corp.(a)	14,121	898,802
MedImmune Inc.(a)	202,528	7,369,994
Millennium Pharmaceuticals Inc.(a)	138,185	1,569,782
Millipore Corp.(a)	43,225	3,132,516
PDL BioPharma Inc.(a)	93,428	2,027,388
Vertex Pharmaceuticals Inc.(a)(b)	102,689	2,879,400

		34,558,109
BUILDING MATERIALS – 1.31%
American Standard Companies Inc.	145,033	7,689,650
Eagle Materials Inc.	40,989	1,829,339
Florida Rock Industries Inc.	39,083	2,629,895
Martin Marietta Materials Inc.	37,232	5,033,766
Masco Corp.	195,975	5,369,715
USG Corp.(a)	28,528	1,331,687

		23,884,052
CHEMICALS – 1.29%
Air Products & Chemicals Inc.	21,409	1,583,410
Airgas Inc.	51,677	2,178,186
Cabot Corp.	21,354	1,019,226
Celanese Corp. Class A	33,117	1,021,328
Ecolab Inc.	146,831	6,313,733
Huntsman Corp.	52,231	997,090
International Flavors & Fragrances Inc.	50,234	2,372,049
PPG Industries Inc.	17,120	1,203,707
Rohm & Haas Co.	19,572	1,012,264
Sherwin-Williams Co. (The)	56,018	3,699,429
Sigma-Aldrich Corp.	46,850	1,945,212
Valhi Inc.	5,814	76,745

		23,422,379
COAL – 0.68%
Arch Coal Inc.	116,429	3,573,206
CONSOL Energy Inc.	149,153	5,836,357
Foundation Coal Holdings Inc.	36,994	1,270,374
Massey Energy Co.	66,765	1,601,692

		12,281,629
COMMERCIAL SERVICES – 3.13%
Alliance Data Systems Corp.(a)	66,122	4,074,438
Apollo Group Inc. Class A(a)	113,519	4,983,484
Block (H & R) Inc.	267,387	5,625,822
Career Education Corp.(a)	79,665	2,429,782
ChoicePoint Inc.(a)	64,963	2,431,565
Convergys Corp.(a)	6,147	156,195

Corporate Executive Board Co. (The)	32,546	2,472,194
Corrections Corp. of America(a)	32,378	1,709,882
Equifax Inc.	93,806	3,419,229
Hertz Global Holdings Inc.(a)	49,338	1,169,311
Hewitt Associates Inc. Class A(a)	8,268	241,674
Iron Mountain Inc.(a)	140,003	3,658,279
ITT Educational Services Inc.(a)	33,646	2,741,813
Laureate Education Inc.(a)	29,979	1,767,862
Manpower Inc.	61,174	4,512,806
Monster Worldwide Inc.(a)	100,648	4,767,696
Pharmaceutical Product Development Inc.	82,204	2,769,453
Quanta Services Inc.(a)	40,131	1,012,104
Robert Half International Inc.	122,398	4,529,950
ServiceMaster Co. (The)	71,784	1,104,756
Weight Watchers International Inc.	29,422	1,356,060

		56,934,355

COMPUTERS – 3.38%
Affiliated Computer Services Inc. Class A(a)	31,685	1,865,613
Cadence Design Systems Inc.(a)	193,230	4,069,424
Ceridian Corp.(a)	101,906	3,550,405
Cognizant Technology Solutions Corp.(a)	114,305	10,089,702
Diebold Inc.	44,090	2,103,534
DST Systems Inc.(a)	45,597	3,428,894
Electronic Data Systems Corp.	236,795	6,554,486
FactSet Research Systems Inc.	33,906	2,130,992
Lexmark International Inc. Class A(a)(b)	60,843	3,556,882
NCR Corp.(a)	31,040	1,482,781
Network Appliance Inc.(a)	304,628	11,125,015
Riverbed Technology Inc.(a)(b)	5,535	152,987
SanDisk Corp.(a)	183,956	8,057,273
Synopsys Inc.(a)	10,740	281,710
Western Digital Corp.(a)	179,157	3,011,629

		61,461,327

COSMETICS & PERSONAL CARE – 1.06%
Alberto-Culver Co.	13,713	313,753
Avon Products Inc.	366,598	13,659,441
Bare Escentuals Inc.(a)	10,294	369,246
Estee Lauder Companies Inc. (The) Class A	101,238	4,945,476

		19,287,916

DISTRIBUTION & WHOLESALE – 0.76%
CDW Corp.	47,892	2,942,006
Fastenal Co.	102,345	3,587,192
Grainger (W.W.) Inc.	41,825	3,230,563
Pool Corp.(b)	43,131	1,544,090
WESCO International Inc.(a)	39,398	2,473,406

		13,777,257

DIVERSIFIED FINANCIAL SERVICES – 3.84%
Affiliated Managers Group Inc.(a)	25,492	2,762,058
AmeriCredit Corp.(a)(b)	22,337	510,624
BlackRock Inc.	16,117	2,519,248
CBOT Holdings Inc. Class A(a)	43,001	7,804,681
E*TRADE Financial Corp.(a)	320,800	6,807,376
Eaton Vance Corp.	94,317	3,361,458
Federated Investors Inc. Class B	74,529	2,736,705
First Marblehead Corp. (The)(b)	37,291	1,673,993
IndyMac Bancorp Inc.(b)	12,658	405,689
IntercontinentalExchange Inc.(a)	55,148	6,739,637
Investment Technology Group Inc.(a)	35,321	1,384,583
Janus Capital Group Inc.	81,336	1,700,736

Legg Mason Inc.	58,252	5,487,921
Nasdaq Stock Market Inc. (The)(a)	76,857	2,260,364
Nelnet Inc. Class A	13,876	332,608
Nuveen Investments Inc. Class A	64,592	3,055,202
NYMEX Holdings Inc.(a)	2,297	311,841
NYSE Group Inc.(a)(b)	64,482	6,045,187
Rowe (T.) Price Group Inc.	216,216	10,203,233
TD Ameritrade Holding Corp.(a)	253,836	3,777,080

		69,880,224

ELECTRIC – 1.23%
AES Corp. (The)(a)	535,975	11,534,182
Allegheny Energy Inc.(a)	132,986	6,534,932
Constellation Energy Group Inc.	18,471	1,606,053
DPL Inc.	16,715	519,669
NRG Energy Inc.(a)	30,797	2,218,616

		22,413,452

ELECTRICAL COMPONENTS & EQUIPMENT – 0.55%
AMETEK Inc.	86,507	2,987,952
Energizer Holdings Inc.(a)	37,470	3,197,315
Hubbell Inc. Class B	13,904	670,729
Molex Inc.	111,873	3,154,819

		10,010,815

ELECTRONICS – 2.36%
Amphenol Corp. Class A	72,949	4,710,317
Applera Corp. - Applied Biosystems Group	121,367	3,588,822
Arrow Electronics Inc.(a)	13,879	523,932
Avnet Inc.(a)	48,198	1,741,876
AVX Corp.	18,957	288,146
Dolby Laboratories Inc. Class A(a)	28,622	987,745
Gentex Corp.	105,598	1,715,967
Jabil Circuit Inc.	148,641	3,182,404
Mettler Toledo International Inc.(a)	31,160	2,791,001
National Instruments Corp.	45,621	1,196,639
PerkinElmer Inc.	53,418	1,293,784
Sanmina-SCI Corp.(a)	173,286	627,295
Solectron Corp.(a)	331,950	1,045,642
Tektronix Inc.	48,769	1,373,335
Thermo Fisher Scientific Inc.(a)	159,662	7,464,198
Thomas & Betts Corp.(a)	50,813	2,480,691
Trimble Navigation Ltd.(a)	93,448	2,508,144
Vishay Intertechnology Inc.(a)	29,046	406,063
Waters Corp.(a)	84,272	4,887,776

		42,813,777

ENERGY - ALTERNATE SOURCES – 0.11%
Covanta Holding Corp.(a)	93,044	2,063,716

		2,063,716

ENGINEERING & CONSTRUCTION – 0.61%
Fluor Corp.	71,285	6,395,690
Jacobs Engineering Group Inc.(a)	95,430	4,451,809
KBR Inc.(a)	10,239	208,364
URS Corp.(a)	2,299	97,914

		11,153,777

ENTERTAINMENT – 0.98%
DreamWorks Animation SKG Inc. Class A(a)	20,777	635,361
International Game Technology Inc.	276,070	11,147,707
Penn National Gaming Inc.(a)	58,883	2,497,817
Regal Entertainment Group Class A	51,405	1,021,417

Scientific Games Corp. Class A(a)	53,976	1,772,032
Warner Music Group Corp.	40,557	691,902

		17,766,236

ENVIRONMENTAL CONTROL – 0.48%
Allied Waste Industries Inc.(a)	11,165	140,567
Nalco Holding Co.	86,361	2,064,028
Republic Services Inc.	129,250	3,595,735
Stericycle Inc.(a)	36,029	2,936,364

		8,736,694

FOOD – 2.42%
Campbell Soup Co.	105,675	4,116,041
Heinz (H.J.) Co.	154,926	7,300,113
Hershey Co. (The)	126,254	6,901,044
Kroger Co.	73,657	2,080,810
McCormick & Co. Inc. NVS	85,213	3,282,405
Sara Lee Corp.	325,532	5,508,001
Whole Foods Market Inc.	114,053	5,115,277
Wrigley (William Jr.) Co.	191,136	9,734,556

		44,038,247

FOREST PRODUCTS & PAPER – 0.10%
Domtar Corp.(a)	175,419	1,633,151
Rayonier Inc.	5,782	248,626

		1,881,777

HAND & MACHINE TOOLS – 0.50%
Black & Decker Corp.	50,913	4,155,519
Lincoln Electric Holdings Inc.	34,609	2,061,312
Snap-On Inc.	6,072	292,063
Stanley Works (The)	46,302	2,563,279

		9,072,173

HEALTH CARE - PRODUCTS – 4.22%
Advanced Medical Optics Inc.(a)	48,181	1,792,333
Bard (C.R.) Inc.	84,312	6,703,647
Bausch & Lomb Inc.	7,193	367,994
Beckman Coulter Inc.	47,205	3,015,927
Biomet Inc.	200,342	8,512,532
Cooper Companies Inc.	18,275	888,531
Cytyc Corp.(a)	93,093	3,184,712
Dade Behring Holdings Inc.	70,928	3,110,193
DENTSPLY International Inc.	128,572	4,210,733
Edwards Lifesciences Corp.(a)	48,023	2,434,766
Gen-Probe Inc.(a)	42,103	1,982,209
Henry Schein Inc.(a)	71,919	3,968,490
Hillenbrand Industries Inc.	21,054	1,249,976
IDEXX Laboratories Inc.(a)	25,719	2,253,756
Intuitive Surgical Inc.(a)	29,806	3,623,515
Kinetic Concepts Inc.(a)	35,637	1,804,658
Patterson Companies Inc.(a)	112,882	4,006,182
ResMed Inc.(a)(b)	61,481	3,096,798
Respironics Inc.(a)	59,220	2,486,648
St. Jude Medical Inc.(a)	293,876	11,052,676
TECHNE Corp.(a)	32,020	1,828,342
Varian Medical Systems Inc.(a)	106,974	5,101,590

		76,676,208

HEALTH CARE - SERVICES – 3.23%
Brookdale Senior Living Inc.	15,308	683,655
Community Health Systems Inc.(a)	48,883	1,723,126
Covance Inc.(a)	39,077	2,318,829

Coventry Health Care Inc.(a)	130,675	7,324,334
DaVita Inc.(a)	84,119	4,485,225
Health Management Associates Inc. Class A	50,532	549,283
Health Net Inc.(a)	86,483	4,653,650
Humana Inc.(a)	131,174	7,610,715
Laboratory Corp. of America Holdings(a)	101,528	7,373,979
LifePoint Hospitals Inc.(a)(b)	16,441	628,375
Lincare Holdings Inc.(a)	71,221	2,610,250
Manor Care Inc.	59,918	3,257,142
Pediatrix Medical Group Inc.(a)	39,440	2,250,446
Quest Diagnostics Inc.	128,913	6,428,891
Sierra Health Services Inc.(a)	45,661	1,879,863
Tenet Healthcare Corp.(a)	260,662	1,676,057
Triad Hospitals Inc.(a)	11,812	617,177
Universal Health Services Inc. Class B	8,592	491,978
Wellcare Health Plans Inc.(a)	26,099	2,224,940

		58,787,915
HOLDING COMPANIES - DIVERSIFIED – 0.06%
Walter Industries Inc.	41,427	1,025,318

		1,025,318
HOME BUILDERS – 0.92%
Beazer Homes USA Inc.	16,527	479,779
Centex Corp.	44,976	1,879,097
Horton (D.R.) Inc.	137,000	3,014,000
KB Home	33,996	1,450,609
Lennar Corp. Class A	44,780	1,890,164
M.D.C. Holdings Inc.	12,365	594,386
NVR Inc.(a)	3,790	2,520,350
Pulte Homes Inc.	85,884	2,272,491
Ryland Group Inc.	12,637	533,155
Standard-Pacific Corp.	20,616	430,256
Thor Industries Inc.	28,928	1,139,474
Toll Brothers Inc.(a)	20,272	555,047

		16,758,808
HOME FURNISHINGS – 0.29%
Harman International Industries Inc.	54,472	5,233,670

		5,233,670
HOUSEHOLD PRODUCTS & WARES – 0.71%
Avery Dennison Corp.	76,770	4,933,240
Church & Dwight Co. Inc.	52,661	2,651,481
Fortune Brands Inc.	40,995	3,231,226
Jarden Corp.(a)	21,057	806,483
Scotts Miracle-Gro Co. (The) Class A	28,751	1,265,907

		12,888,337
HOUSEWARES – 0.34%
Newell Rubbermaid Inc.	138,601	4,309,105
Toro Co. (The)	34,756	1,780,897

		6,090,002
INSURANCE – 0.62%
Ambac Financial Group Inc.	7,285	629,351
Berkley (W.R.) Corp.	70,984	2,350,990
Brown & Brown Inc.	91,451	2,473,750
CNA Financial Corp.(a)	2,405	103,631
Gallagher (Arthur J.) & Co.	23,778	673,631
Hanover Insurance Group Inc. (The)	14,917	687,972
HCC Insurance Holdings Inc.	49,187	1,514,960
Markel Corp.(a)	1,441	698,640

Philadelphia Consolidated Holding Corp.(a)	37,041	1,629,434
Transatlantic Holdings Inc.	7,924	516,011

		11,278,370

INTERNET – 2.48%
Akamai Technologies Inc.(a)	125,800	6,279,936
Amazon.com Inc.(a)	254,135	10,112,032
CheckFree Corp.(a)	67,341	2,497,678
Emdeon Corp.(a)	133,229	2,015,755
Expedia Inc.(a)	14,255	330,431
F5 Networks Inc.(a)	33,020	2,201,774
IAC/InterActiveCorp(a)	54,377	2,050,557
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	410,310	9,773,584
McAfee Inc.(a)	120,161	3,494,282
NutriSystem Inc.(a)(b)	26,049	1,365,228
VeriSign Inc.(a)	187,234	4,703,318
WebMD Health Corp. Class A(a)	5,851	307,938

		45,132,513
IRON & STEEL – 0.61%
Allegheny Technologies Inc.	81,634	8,709,531
Carpenter Technology Corp.	19,390	2,341,536

		11,051,067
LEISURE TIME – 0.73%
Brunswick Corp.	14,574	464,182
Harley-Davidson Inc.	218,720	12,849,800

		13,313,982
LODGING – 2.58%
Boyd Gaming Corp.	35,640	1,697,890
Choice Hotels International Inc.	27,316	967,806
Harrah’s Entertainment Inc.	111,006	9,374,457
Hilton Hotels Corp.	313,138	11,260,442
MGM Mirage(a)	97,407	6,771,735
Starwood Hotels & Resorts Worldwide Inc.	147,329	9,554,286
Station Casinos Inc.	39,063	3,381,684
Wynn Resorts Ltd.	40,056	3,799,712

		46,808,012
MACHINERY – 1.74%
AGCO Corp.(a)	4,893	180,894
Cummins Inc.	34,919	5,053,478
Flowserve Corp.	7,049	403,132
Gardner Denver Inc.(a)	42,743	1,489,594
Graco Inc.	55,741	2,182,818
IDEX Corp.	43,519	2,214,247
Joy Global Inc.	89,017	3,818,829
Manitowoc Co. Inc. (The)	49,757	3,161,062
Rockwell Automation Inc.	136,111	8,148,966
Terex Corp.(a)	38,782	2,782,996
Zebra Technologies Corp. Class A(a)	57,729	2,228,917

		31,664,933
MANUFACTURING – 2.46%
Brink’s Co. (The)	30,583	1,940,491
Carlisle Companies Inc.	42,806	1,837,662
Donaldson Co. Inc.	60,294	2,176,613
Dover Corp.	148,572	7,251,799
Harsco Corp.	68,268	3,062,502
ITT Industries Inc.	100,597	6,068,011
Leggett & Platt Inc.	81,626	1,850,461

Pall Corp.	18,216	692,208
Parker Hannifin Corp.	41,858	3,612,764
Pentair Inc.	31,369	977,458
Roper Industries Inc.	70,715	3,880,839
Textron Inc.	98,929	8,883,824
Trinity Industries Inc.	60,587	2,539,807

		44,774,439
MEDIA – 1.69%
Cablevision Systems Corp.	88,681	2,698,563
CTC Media Inc.(a)	13,034	334,713
Discovery Holding Co. Class A(a)	64,496	1,233,808
Dow Jones & Co. Inc.	48,178	1,660,696
EchoStar Communications Corp.(a)	167,537	7,276,132
Liberty Global Inc. Class A(a)	118,257	3,894,203
McClatchy Co. (The) Class A	3,623	114,523
Meredith Corp.	25,233	1,448,122
Scripps (E.W.) Co. Class A	68,360	3,054,325
Sirius Satellite Radio Inc.(a)(b)	1,143,991	3,660,771
Washington Post Co. (The) Class B	906	691,731
Wiley (John) & Sons Inc. Class A	35,932	1,356,792
XM Satellite Radio Holdings Inc. Class A(a)	248,619	3,212,157

		30,636,536
METAL FABRICATE & HARDWARE – 0.64%
Precision Castparts Corp.	110,021	11,447,685
Timken Co. (The)	5,165	156,551

		11,604,236
MINING – 0.97%
Freeport-McMoRan Copper & Gold Inc.	82,563	5,464,845
Southern Copper Corp.(b)	11,002	788,403
Titanium Metals Corp.(a)	67,339	2,416,123
Vulcan Materials Co.	76,876	8,954,516

		17,623,887
OFFICE & BUSINESS EQUIPMENT – 0.27%
Pitney Bowes Inc.	106,092	4,815,516

		4,815,516
OFFICE FURNISHINGS – 0.15%
HNI Corp.	39,572	1,817,542
Steelcase Inc. Class A	49,073	976,062

		2,793,604
OIL & GAS – 3.01%
Cheniere Energy Inc.(a)(b)	44,561	1,388,075
CNX Gas Corp.(a)(b)	22,685	642,666
Denbury Resources Inc.(a)	96,909	2,886,919
Diamond Offshore Drilling Inc.	49,995	4,047,095
ENSCO International Inc.	125,195	6,810,608
Frontier Oil Corp.	49,727	1,623,089
Helmerich & Payne Inc.	85,611	2,597,438
Holly Corp.	39,182	2,323,493
Patterson-UTI Energy Inc.	129,084	2,896,645
Plains Exploration & Production Co.(a)	58,900	2,658,746
Pride International Inc.(a)	107,345	3,231,085
Quicksilver Resources Inc.(a)	51,041	2,029,901
Range Resources Corp.	112,341	3,752,189
Rowan Companies Inc.	83,451	2,709,654
Southwestern Energy Co.(a)	136,492	5,593,442
St. Mary Land & Exploration Co.	47,807	1,753,561
Sunoco Inc.	50,252	3,539,751

TODCO(a)	47,001	1,895,550
Unit Corp.(a)	37,132	1,878,508
W&T Offshore Inc.	16,329	472,398

		54,730,813

OIL & GAS SERVICES – 2.87%
BJ Services Co.	243,560	6,795,324
Cameron International Corp.(a)	94,040	5,904,772
Dresser-Rand Group Inc.(a)	25,447	775,116
FMC Technologies Inc.(a)	55,698	3,885,492
Global Industries Ltd.(a)	72,043	1,317,666
Grant Prideco Inc.(a)	106,600	5,312,944
Helix Energy Solutions Group Inc.(a)	74,132	2,764,382
National Oilwell Varco Inc.(a)	133,051	10,350,037
Oceaneering International Inc.(a)	43,751	1,842,792
Smith International Inc.	162,729	7,819,128
Superior Energy Services Inc.(a)	68,610	2,364,987
Tetra Technologies Inc.(a)	58,357	1,442,001
Tidewater Inc.	28,555	1,672,752

		52,247,393

PACKAGING & CONTAINERS – 0.96%
Ball Corp.	85,256	3,908,988
Crown Holdings Inc.(a)	136,465	3,337,934
Owens-Illinois Inc.(a)	124,803	3,216,173
Packaging Corp. of America	66,248	1,616,451
Pactiv Corp.(a)	108,055	3,645,776
Sealed Air Corp.	54,815	1,732,154

		17,457,476

PHARMACEUTICALS – 3.92%
Abraxis BioScience Inc.(a)	20,805	555,702
Allergan Inc.	121,686	13,485,243
AmerisourceBergen Corp.	30,337	1,600,277
Amylin Pharmaceuticals Inc.(a)(b)	91,641	3,423,708
Barr Pharmaceuticals Inc.(a)	86,474	4,008,070
Cephalon Inc.(a)	51,789	3,687,895
Endo Pharmaceuticals Holdings Inc.(a)	108,505	3,190,047
Express Scripts Inc.(a)	93,869	7,577,106
Forest Laboratories Inc.(a)	265,324	13,648,267
Hospira Inc.(a)	127,185	5,201,867
ImClone Systems Inc.(a)	56,581	2,306,807
Mylan Laboratories Inc.	193,482	4,090,209
Omnicare Inc.	47,642	1,894,722
Sepracor Inc.(a)	88,586	4,130,765
VCA Antech Inc.(a)	67,684	2,457,606

		71,258,291

PIPELINES – 2.04%
El Paso Corp.	529,737	7,665,294
Equitable Resources Inc.	85,229	4,118,265
Kinder Morgan Inc.	86,710	9,230,280
Questar Corp.	61,716	5,505,684
Williams Companies Inc. (The)	368,259	10,480,651

		37,000,174

REAL ESTATE – 0.84%
CB Richard Ellis Group Inc. Class A(a)	150,650	5,149,217
Forest City Enterprises Inc. Class A	57,377	3,797,210
Jones Lang LaSalle Inc.	29,130	3,037,676
St. Joe Co. (The)(b)	60,781	3,179,454

		15,163,557

REAL ESTATE INVESTMENT TRUSTS – 2.10%
CapitalSource Inc.	49,289	1,238,633
Developers Diversified Realty Corp.	41,516	2,611,356
Douglas Emmett Inc.	12,106	309,066
Essex Property Trust Inc.	8,418	1,089,963
Federal Realty Investment Trust	22,587	2,046,834
General Growth Properties Inc.	72,359	4,672,221
Kilroy Realty Corp.	26,158	1,929,153
Macerich Co. (The)	58,449	5,398,350
Public Storage Inc.	61,845	5,854,866
SL Green Realty Corp.	39,597	5,431,916
Taubman Centers Inc.	23,128	1,341,193
UDR Inc.	109,364	3,348,726
Ventas Inc.	50,388	2,122,846
Weingarten Realty Investors	16,065	764,051

		38,159,174

RETAIL – 9.12%
Abercrombie & Fitch Co. Class A	71,614	5,419,748
Advance Auto Parts Inc.	87,970	3,391,244
American Eagle Outfitters Inc.	139,373	4,179,796
AnnTaylor Stores Corp.(a)	54,744	2,122,972
AutoZone Inc.(a)	41,205	5,280,009
Barnes & Noble Inc.	9,832	387,872
Bed Bath & Beyond Inc.(a)	229,783	9,230,383
Brinker International Inc.	103,475	3,383,633
Burger King Holdings Inc.	20,495	442,692
CarMax Inc.(a)	171,435	4,207,015
Cheesecake Factory Inc. (The)(a)(b)	64,353	1,715,008
Chico’s FAS Inc.(a)(b)	145,968	3,565,998
Circuit City Stores Inc.	131,726	2,440,883
Claire’s Stores Inc.	75,853	2,436,398
Coldwater Creek Inc.(a)	48,547	984,533
Copart Inc.(a)	57,644	1,614,608
Darden Restaurants Inc.	120,671	4,970,438
Dick’s Sporting Goods Inc.(a)	29,792	1,735,682
Dollar General Corp.	239,793	5,071,622
Dollar Tree Stores Inc.(a)	9,269	354,447
Family Dollar Stores Inc.	67,526	2,000,120
Foot Locker Inc.	14,522	341,993
GameStop Corp. Class A(a)	106,762	3,477,238
Limited Brands Inc.	277,751	7,238,191
MSC Industrial Direct Co. Inc. Class A	30,741	1,434,990
Nordstrom Inc.	192,124	10,171,045
Office Depot Inc.(a)	233,665	8,210,988
O’Reilly Automotive Inc.(a)	92,108	3,048,775
OSI Restaurant Partners Inc.	28,781	1,136,850
Panera Bread Co. Class A(a)	24,547	1,449,746
Penney (J.C.) Co. Inc.	191,001	15,692,642
PetSmart Inc.	114,113	3,761,164
RadioShack Corp.	84,298	2,278,575
Ross Stores Inc.	116,843	4,019,399
Sally Beauty Co. Inc.(a)	13,249	121,758
Tiffany & Co.	66,617	3,029,741
Tim Hortons Inc.	155,832	4,740,409
TJX Companies Inc.	372,862	10,052,360
Tractor Supply Co.(a)	29,170	1,502,255
United Auto Group Inc.	5,007	101,642
Urban Outfitters Inc.(a)	93,610	2,481,601
Wendy’s International Inc.	31,884	997,969
Williams-Sonoma Inc.	78,268	2,775,383
Yum! Brands Inc.	221,411	12,788,699

		165,788,514

SAVINGS & LOANS – 0.29%
Hudson City Bancorp Inc.	235,399	3,220,258
People’s Bank	47,591	2,113,040

		5,333,298

SEMICONDUCTORS – 5.72%
Agere Systems Inc.(a)	137,831	3,117,737
Altera Corp.(a)	292,350	5,844,077
Analog Devices Inc.	278,443	9,603,499
Cree Inc.(a)(b)	53,510	880,775
Cypress Semiconductor Corp.(a)	104,105	1,931,148
Fairchild Semiconductor International Inc. Class A(a)	50,631	846,550
Integrated Device Technology Inc.(a)	72,114	1,111,998
International Rectifier Corp.(a)	31,994	1,222,491
Intersil Corp. Class A	50,284	1,332,023
KLA-Tencor Corp.	127,889	6,819,041
Lam Research Corp.(a)	114,501	5,420,477
Linear Technology Corp.	247,206	7,809,238
LSI Logic Corp.(a)(b)	232,829	2,430,735
Maxim Integrated Products Inc.	261,094	7,676,164
MEMC Electronic Materials Inc.(a)	119,484	7,238,341
Microchip Technology Inc.	174,541	6,201,442
Micron Technology Inc.(a)	269,223	3,252,214
National Semiconductor Corp.	259,456	6,263,268
Novellus Systems Inc.(a)	40,951	1,311,251
NVIDIA Corp.(a)	287,002	8,259,918
PMC-Sierra Inc.(a)	168,001	1,177,687
QLogic Corp.(a)	131,393	2,233,681
Rambus Inc.(a)	64,352	1,367,480
Silicon Laboratories Inc.(a)	40,611	1,215,081
Spansion Inc. Class A(a)	6,198	75,554
Teradyne Inc.(a)	124,344	2,056,650
Xilinx Inc.	279,682	7,196,218

		103,894,738

SOFTWARE – 5.65%
Activision Inc.(a)	225,178	4,264,871
Acxiom Corp.	63,215	1,352,169
Autodesk Inc.(a)	188,068	7,071,357
BEA Systems Inc.(a)	317,206	3,676,418
BMC Software Inc.(a)	173,277	5,335,199
CA Inc.	51,397	1,331,696
Cerner Corp.(a)(b)	52,385	2,852,363
Citrix Systems Inc.(a)	148,302	4,750,113
Dun & Bradstreet Corp.	51,143	4,664,242
Electronic Arts Inc.(a)	247,335	12,455,791
Fair Isaac Corp.	37,884	1,465,353
Fidelity National Information Services Inc.	16,887	767,683
Fiserv Inc.(a)	143,045	7,589,968
Global Payments Inc.	54,957	1,871,835
IMS Health Inc.	116,408	3,452,661
Intuit Inc.(a)	283,507	7,756,752
MasterCard Inc. Class A	50,108	5,323,474
MoneyGram International Inc.	69,129	1,919,021
NAVTEQ Corp.(a)(b)	77,472	2,672,784
Paychex Inc.	273,638	10,362,671
Red Hat Inc.(a)	149,739	3,433,515
Salesforce.com Inc.(a)	68,705	2,941,948
SEI Investments Co.	51,239	3,086,125
Total System Services Inc.	30,393	968,017
VeriFone Holdings Inc.(a)	38,220	1,403,821

		102,769,847

TELECOMMUNICATIONS – 3.24%
ADC Telecommunications Inc.(a)	84,552	1,415,400
American Tower Corp. Class A(a)	341,607	13,305,593
Avaya Inc.(a)	29,529	348,737
Ciena Corp.(a)	15,106	422,213
Citizens Communications Co.	115,922	1,733,034
Crown Castle International Corp.(a)	151,494	4,867,502
Harris Corp.	109,318	5,569,752
JDS Uniphase Corp.(a)	165,875	2,526,276
Juniper Networks Inc.(a)	247,829	4,877,275
Leap Wireless International Inc.(a)	15,300	1,009,494
Level 3 Communications Inc.(a)	1,106,364	6,748,820
NeuStar Inc. Class A(a)	50,934	1,448,563
NII Holdings Inc. Class B(a)	118,948	8,823,563
SBA Communications Corp.(a)	83,885	2,478,802
TeleCorp PCS Inc. Escrow(c)	624	0
Telephone & Data Systems Inc.	47,730	2,845,663
United States Cellular Corp.(a)	7,513	551,830

		58,972,517

TEXTILES – 0.24%
Cintas Corp.	108,484	3,916,272
Mohawk Industries Inc.(a)	5,058	415,009

		4,331,281

TRANSPORTATION – 1.66%
C.H. Robinson Worldwide Inc.	141,424	6,752,996
Con-way Inc.	38,951	1,941,318
CSX Corp.	176,439	7,066,382
Expeditors International Washington Inc.	173,714	7,177,862
Hunt (J.B.) Transport Services Inc.	83,358	2,187,314
Kansas City Southern Industries Inc.(a)	22,151	788,133
Kirby Corp.(a)	42,998	1,504,070
Landstar System Inc.	48,063	2,203,208
Swift Transportation Co. Inc.(a)	20,083	625,786

		30,247,069

TRUCKING & LEASING – 0.05%
GATX Corp.	19,361	925,456

		925,456

WATER – 0.08%
Aqua America Inc.(b)	63,556	1,426,832

		1,426,832
TOTAL COMMON STOCKS (Cost: $1,557,064,781)		1,815,803,165

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 2.79%

CERTIFICATES OF DEPOSIT(d) – 0.06%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$520,288	520,288
Deutsche Bank AG
5.35%, 08/08/07	650,361	650,361

		1,170,649

COMMERCIAL PAPER(d) – 0.51%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	247,426	246,908
BNP Paribas Finance Inc.
5.12%, 06/06/07	91,050	90,210
Bryant Park Funding LLC
5.28%, 04/23/07(e)	390,216	389,014
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	195,108	194,616
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	390,216	389,356
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	1,084,289	1,079,337
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	628,100	627,959
Five Finance Inc.
5.22%, 04/20/07(e)	119,666	119,354
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	455,252	449,523
Giro Funding Corp.
5.29%, 04/23/07(e)	260,144	259,341
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	507,281	503,306
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	130,072	128,219
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	390,216	388,896
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	195,108	194,477
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	328,687	324,609
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	586,875	584,039
Nationwide Building Society
5.21%, 04/13/07(e)	247,137	246,744
Nestle Capital Corp.
5.19%, 08/09/07	156,087	153,184
Park Granada LLC
5.50%, 04/02/07(e)	548,449	548,449
Park Sienna LLC
5.50%, 04/02/07(e)	52,029	52,029
Sedna Finance Inc.
5.22%, 04/17/07(e)	148,282	147,960
Simba Funding Corp.
5.20%, 07/23/07(e)	260,144	255,936
Societe Generale
5.18%, 05/16/07	650,361	646,243
Tulip Funding Corp.
5.30%, 04/26/07(e)	351,559	350,317
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	423,858	423,858
Westpac Banking Corp.
5.20%, 07/12/07(e)	234,130	230,714
Zela Finance Inc.
5.20%, 07/16/07(e)	156,087	153,719

		9,178,317

MEDIUM-TERM NOTES(d) – 0.04%
Bank of America N.A.
5.28%, 04/20/07	65,036	65,036

Cullinan Finance Corp.
5.71%, 06/28/07(e)	195,108	195,108
K2 USA LLC
5.39%, 06/04/07(e)	195,108	195,108
Sigma Finance Inc.
5.51%, 06/18/07(e)	213,318	213,318

		668,570
MONEY MARKET FUNDS – 0.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	6,021,849	6,021,849

		6,021,849
REPURCHASE AGREEMENTS(d) – 0.66%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $520,526 (collateralized by non-U.S. Government debt securities, value $536,485, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$520,288	520,288
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $765,174 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $817,307, 3.75% to 8.50%, 5/15/08 to 6/12/46).	764,824	764,824
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $494,496 (collateralized by U.S. Government obligations, value $504,712, 5.50%, 12/1/34).	494,274	494,274
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $390,395 (collateralized by non-U.S. Government debt securities, value $402,852, 1.00% to 10.00%, 10/17/18 to 11/25/52).	390,216	390,216
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $650,658 (collateralized by non-U.S. Government debt securities, value $710,453, 4.50% to 7.84%, 12/1/07 to 7/15/21).	650,361	650,361
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $26,026 (collateralized by non-U.S. Government debt securities, value $27,325, 4.50% to 7.84%, 12/1/07 to 7/15/21).	26,014	26,014
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,691,711 (collateralized by non-U.S. Government debt securities, value $1,800,364, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,690,937	1,690,937
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $286,291 (collateralized by non-U.S. Government debt securities, value $304,679, 0.00% to 6.01%, 5/27/33 to 3/15/37).	286,159	286,159
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $156,160 (collateralized by non-U.S. Government debt securities, value $166,189, 0.00% to 6.01%, 5/27/33 to 3/15/37).	156,087	156,087

Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $910,921 (collateralized by non-U.S. Government debt securities, value $957,078, 4.70% to 6.25%, 11/25/35 to 10/17/48).	910,505	910,505
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $520,526 (collateralized by non-U.S. Government debt securities, value $546,902, 0.00% to 8.85%, 8/15/09 to 10/15/49).	520,288	520,288
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $617,102 (collateralized by non-U.S. Government debt securities, value $640,559, 0.00% to 5.68%, 4/17/07 to 1/25/47).	616,820	616,820
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $260,265 (collateralized by non-U.S. Government debt securities, value $287,570, 5.65% to 9.49%, 1/1/17 to 6/1/48).	260,144	260,144
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $130,132 (collateralized by non-U.S. Government debt securities, value $136,735, 3.73% to 5.33%, 12/1/35 to 6/1/46).	130,072	130,072
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $65,066 (collateralized by non-U.S. Government debt securities, value $68,367, 4.70% to 8.75%, 6/1/10 to 3/15/32).	65,036	65,036
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $1,821,855 (collateralized by non-U.S. Government debt securities, value $2,316,543, 1.13% to 10.07%, 1/15/09 to 10/12/49).	1,821,010	1,821,010
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $260,263 (collateralized by non-U.S. Government debt securities, value $268,254, 3.60% to 10.13%, 7/15/07 to 7/1/26).	260,144	260,144
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,301,316 (collateralized by non-U.S. Government debt securities, value $1,368,320, 4.22% to 8.32%, 1/17/14 to 12/20/54).	1,300,721	1,300,721
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $260,263 (collateralized by non-U.S. Government debt securities, value $270,686, 0.00% to 10.00%, 4/1/07 to 3/31/37).	260,144	260,144
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $192,685 (collateralized by non-U.S. Government debt securities, value $247,825, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	182,101	182,101
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $702,712 (collateralized by non-U.S. Government debt securities, value $738,318, 0.06% to 8.32%, 5/15/09 to 3/15/49).	702,389	702,389

		12,008,534
TIME DEPOSITS(d) – 0.17%
Bank of Montreal
5.25%, 04/02/07	527,060	527,060

Credit Suisse First Boston NY
5.32%, 04/03/07	1,300,721	1,300,721
Danske Bank
5.46%, 04/02/07	780,433	780,433
Deutsche Bank AG
5.25%, 04/02/07	455,388	455,388

		3,063,602

VARIABLE & FLOATING RATE NOTES(d) – 1.02%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	665,969	666,030
American Express Centurion Bank
5.41%, 07/19/07	286,159	286,257
American Express Credit Corp.
5.42%, 03/05/08	78,043	78,078
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	477	477
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	195,108	195,108
ASIF Global Financing
5.40%, 05/03/07(e)	26,014	26,016
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	169,094	169,094
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	377,209	377,219
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	663,368	663,377
BMW US Capital LLC
5.32%, 04/15/08(e)	260,144	260,144
BNP Paribas
5.33%, 11/19/07(e)	481,267	481,267
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	249,738	249,719
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	169,094	169,093
CC USA Inc.
5.35%, 07/30/07(e)	130,072	130,077
Commodore CDO Ltd.
5.42%, 12/12/07(e)	55,918	55,918
Credit Agricole SA
5.33%, 11/23/07	260,144	260,144
Cullinan Finance Corp.
5.36%, 04/25/07(e)	65,036	65,036
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	11,995	11,995
DEPFA Bank PLC
5.39%, 12/14/07(e)	260,144	260,144
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	299,166	299,168
Fifth Third Bancorp
5.32%, 02/22/08(e)	520,288	520,288
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	169,094	169,088
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	273,151	273,172
Granite Master Issuer PLC
5.29%, 08/20/07(e)	910,505	910,505
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	598,332	595,930
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	390,216	390,235

HBOS Treasury Services PLC
5.41%, 01/24/08(e)	260,144	260,144
Holmes Financing PLC
5.29%, 07/16/07(e)	455,252	455,252
JP Morgan Securities Inc.
5.52%, 11/16/07	520,288	520,288
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	715,397	715,396
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	195,108	195,105
Kestrel Funding LLC
5.30%, 07/11/07(e)	104,058	104,055
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	156,087	156,087
Leafs LLC
5.32%, 01/22/08(e)	251,560	251,560
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	286,159	286,155
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	91,714	91,714
Marshall & Ilsley Bank
5.32%, 02/15/08	143,079	143,079
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	470,791	470,791
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	286,159	286,159
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	390,216	390,216
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	26,014	26,014
Mound Financing PLC
5.29%, 05/08/07(e)	244,536	244,536
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	416,231	416,228
National City Bank of Indiana
5.34%, 05/21/07	130,072	130,074
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	858,476	858,553
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	260,795	260,765
Northern Rock PLC
5.38%, 02/01/08(e)	312,173	312,178
Pricoa Global Funding I
5.31%, 02/27/08(e)	351,195	351,195
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	377,209	377,207
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	260,144	260,144
Strips III LLC
5.37%, 07/24/07(e)	51,258	51,258
SunTrust Bank
5.29%, 05/01/07	260,144	260,145
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	634,752	634,737
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	169,094	169,094
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	282,919	282,919
Wachovia Bank N.A.
5.48%, 05/22/07	658,165	658,165
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	195,108	195,146

Wells Fargo & Co.
5.33%, 11/15/07(e)	130,072	130,077
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	195,108	195,110
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	780,433	780,377
Wind Master Trust
5.31%, 07/25/07(e)	104,058	104,058

		18,587,560

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,699,081)		50,699,081

TOTAL INVESTMENTS IN SECURITIES – 102.67% (Cost: $1,607,763,862)		1,866,502,246
Other Assets, Less Liabilities – (2.67)%		(48,570,792)

NET ASSETS – 100.00%		$1,817,931,454

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.05%

ADVERTISING – 0.19%
Donnelley (R.H.) Corp.(a)	91,086	$6,457,087

		6,457,087

AEROSPACE & DEFENSE – 0.83%
Alliant Techsystems Inc.(b)	37,071	3,259,282
Armor Holdings Inc.(a)(b)	52,725	3,549,974
DRS Technologies Inc.	51,409	2,682,008
Goodrich Corp.	13,784	709,600
L-3 Communications Holdings Inc.	197,817	17,303,053
Spirit AeroSystems Holdings Inc. Class A(b)	26,307	837,878

		28,341,795

AGRICULTURE – 0.58%
Loews Corp. - Carolina Group	163,317	12,348,398
UST Inc.	127,913	7,416,396

		19,764,794

AIRLINES – 0.56%
AMR Corp.(b)	100,201	3,051,120
Southwest Airlines Co.	595,457	8,753,218
UAL Corp.(a)(b)	194,866	7,438,035

		19,242,373

APPAREL – 0.86%
Hanesbrands Inc.(b)	83,078	2,441,662
Jones Apparel Group Inc.	202,924	6,235,855
Liz Claiborne Inc.	184,095	7,888,471
VF Corp.	152,569	12,605,251

		29,171,239

AUTO MANUFACTURERS – 1.12%
Ford Motor Co.(a)	3,179,332	25,084,929
PACCAR Inc.	178,813	13,124,874

		38,209,803

AUTO PARTS & EQUIPMENT – 0.53%
Autoliv Inc.	146,708	8,378,494
BorgWarner Inc.	93,136	7,024,317
TRW Automotive Holdings Corp.(b)	78,598	2,736,782

		18,139,593

BANKS – 6.82%
Associated Bancorp	232,616	7,815,898
BancorpSouth Inc.	139,479	3,410,262
Bank of Hawaii Corp.	31,094	1,648,915
BOK Financial Corp.	37,848	1,874,611
City National Corp.	74,013	5,447,357
Colonial BancGroup Inc. (The)	273,900	6,779,025

Comerica Inc.	286,759	16,953,192
Commerce Bancshares Inc.	120,837	5,837,635
Compass Bancshares Inc.	223,332	15,365,242
Cullen/Frost Bankers Inc.	60,857	3,184,647
East West Bancorp Inc.	8,429	309,934
First Citizens BancShares Inc. Class A	10,366	2,083,566
First Horizon National Corp.	217,621	9,037,800
Fulton Financial Corp.	309,931	4,503,297
Huntington Bancshares Inc.	438,838	9,588,610
KeyCorp	710,869	26,636,261
M&T Bank Corp.	132,421	15,338,324
Marshall & Ilsley Corp.	442,863	20,508,986
Northern Trust Corp.	20,070	1,207,010
Popular Inc.	505,352	8,368,629
Sky Financial Group Inc.	189,352	5,085,995
South Financial Group Inc. (The)	135,872	3,358,756
Synovus Financial Corp.	262,447	8,487,536
TCF Financial Corp.	148,720	3,920,259
TD Banknorth Inc.	178,711	5,747,346
UnionBanCal Corp.	95,436	6,052,551
Valley National Bancorp	200,590	5,064,898
Webster Financial Corp.	95,282	4,574,489
Whitney Holding Corp.	115,532	3,532,969
Wilmington Trust Corp.	119,974	5,059,304
Zions Bancorporation	185,556	15,683,193

		232,466,497
BEVERAGES – 0.79%
Coca-Cola Enterprises Inc.	538,158	10,897,699
Molson Coors Brewing Co. Class B	100,656	9,524,071
Pepsi Bottling Group Inc.	119,356	3,806,263
PepsiAmericas Inc.	114,439	2,554,278

		26,782,311
BIOTECHNOLOGY – 0.30%
Charles River Laboratories International Inc.(b)	84,096	3,890,281
Invitrogen Corp.(b)	53,823	3,425,834
Millennium Pharmaceuticals Inc.(b)	255,289	2,900,083

		10,216,198
BUILDING MATERIALS – 0.45%
Lennox International Inc.	100,189	3,576,747
Masco Corp.	290,161	7,950,411
USG Corp.(b)	82,899	3,869,725

		15,396,883
CHEMICALS – 4.24%
Air Products & Chemicals Inc.	343,857	25,431,664
Airgas Inc.	7,566	318,907
Albemarle Corp.	134,360	5,554,442
Ashland Inc.	101,901	6,684,706
Cabot Corp.	65,278	3,115,719
Celanese Corp. Class A	62,058	1,913,869
Chemtura Corp.	426,019	4,656,388
Cytec Industries Inc.	72,539	4,079,593
Eastman Chemical Co.	143,024	9,057,710
FMC Corp.	68,783	5,188,302
Huntsman Corp.	51,182	977,064
International Flavors & Fragrances Inc.	48,879	2,308,066
Lubrizol Corp.	119,473	6,156,444
Lyondell Chemical Co.	380,876	11,414,854
Mosaic Co. (The)(b)	258,013	6,878,627
PPG Industries Inc.	251,959	17,715,237

Rohm & Haas Co.	239,045	12,363,407
RPM International Inc.	203,353	4,697,454
Sherwin-Williams Co. (The)	75,223	4,967,727
Sigma-Aldrich Corp.	128,974	5,355,000
Valspar Corp. (The)	178,798	4,975,948
Westlake Chemical Corp.	27,553	748,064

		144,559,192

COMMERCIAL SERVICES – 1.57%
ADESA Inc.	160,052	4,422,237
Convergys Corp.(b)	231,361	5,878,883
Corrections Corp. of America(b)	36,645	1,935,222
Donnelley (R.R.) & Sons Co.	386,334	14,135,961
Equifax Inc.	23,646	861,897
Hertz Global Holdings Inc.(b)	48,703	1,154,261
Hewitt Associates Inc. Class A(b)	176,930	5,171,664
Laureate Education Inc.(b)	11,590	683,462
Manpower Inc.	21,627	1,595,424
Quanta Services Inc.(b)	108,526	2,737,026
Service Corp. International	512,631	6,079,804
ServiceMaster Co. (The)	355,602	5,472,715
United Rentals Inc.(b)	117,718	3,237,245

		53,365,801

COMPUTERS – 1.82%
Affiliated Computer Services Inc. Class A(b)	99,151	5,838,011
Cadence Design Systems Inc.(b)	79,395	1,672,059
Ceridian Corp.(b)	25,177	877,167
Computer Sciences Corp.(b)	303,117	15,801,489
Diebold Inc.	23,182	1,106,013
Electronic Data Systems Corp.	401,243	11,106,406
Lexmark International Inc. Class A(a)(b)	41,243	2,411,066
NCR Corp.(b)	250,476	11,965,239
Riverbed Technology Inc.(a)(b)	6,803	188,035
Synopsys Inc.(b)	228,056	5,981,909
Unisys Corp.(b)	603,140	5,084,470

		62,031,864

COSMETICS & PERSONAL CARE – 0.01%
Bare Escentuals Inc.(b)	13,059	468,426

		468,426

DISTRIBUTION & WHOLESALE – 0.76%
Genuine Parts Co.	299,497	14,675,353
Grainger (W.W.) Inc.	36,109	2,789,059
Ingram Micro Inc. Class A(b)	251,031	4,847,409
Tech Data Corp.(b)	99,726	3,571,188

		25,883,009

DIVERSIFIED FINANCIAL SERVICES – 2.73%
AmeriCredit Corp.(b)	160,025	3,658,171
Ameriprise Financial Inc.	374,208	21,382,245
CIT Group Inc.	353,036	18,682,665
E*TRADE Financial Corp.(b)	62,628	1,328,966
Edwards (A.G.) Inc.	132,121	9,140,131
Janus Capital Group Inc.	177,609	3,713,804
Jefferies Group Inc.	209,148	6,054,835
Legg Mason Inc.	98,993	9,326,131
NYMEX Holdings Inc.(b)	6,345	861,397
NYSE Group Inc.(a)(b)	134,412	12,601,125
Raymond James Financial Inc.	158,376	4,713,270
Student Loan Corp. (The)	8,103	1,506,510

		92,969,250

ELECTRIC – 13.56%
Alliant Energy Corp.	205,545	9,212,527
Ameren Corp.	361,208	18,168,762
American Electric Power Co. Inc.	691,354	33,703,507
CenterPoint Energy Inc.	547,019	9,813,521
CMS Energy Corp.	395,883	7,046,717
Consolidated Edison Inc.	432,027	22,059,299
Constellation Energy Group Inc.	272,348	23,680,659
DPL Inc.	164,328	5,108,958
DTE Energy Co.	314,705	15,074,369
Dynegy Inc. Class A(b)	666,757	6,174,170
Edison International	571,834	28,094,204
Energy East Corp.	268,364	6,537,347
Entergy Corp.	362,284	38,010,836
Great Plains Energy Inc.	151,347	4,911,210
Hawaiian Electric Industries Inc.(a)	146,582	3,809,666
Integrys Energy Group Inc.	131,406	7,294,347
MDU Resources Group Inc.	320,479	9,210,566
Mirant Corp.(b)	446,219	18,054,021
Northeast Utilities	265,599	8,703,679
NRG Energy Inc.(b)	155,299	11,187,740
NSTAR	183,530	6,445,574
OGE Energy Corp.	156,152	6,058,698
Pepco Holdings Inc.	337,644	9,798,429
PG&E Corp.	608,528	29,373,647
Pinnacle West Capital Corp.	176,319	8,507,392
PPL Corp.	664,682	27,185,494
Progress Energy Inc.	444,399	22,415,486
Puget Energy Inc.	206,120	5,293,162
Reliant Energy Inc.(b)	595,139	12,093,224
SCANA Corp.	202,357	8,735,752
Sierra Pacific Resources Corp.(b)	393,045	6,831,122
TECO Energy Inc.	375,225	6,457,622
Wisconsin Energy Corp.	201,695	9,786,241
Xcel Energy Inc.	711,514	17,567,281

		462,405,229
ELECTRICAL COMPONENTS & EQUIPMENT – 0.16%
Energizer Holdings Inc.(b)	19,950	1,702,333
Hubbell Inc. Class B	76,151	3,673,524

		5,375,857
ELECTRONICS – 1.29%
Applera Corp. - Applied Biosystems Group	60,367	1,785,052
Arrow Electronics Inc.(b)	185,002	6,983,825
Avnet Inc.(b)	121,267	4,382,589
AVX Corp.	49,701	755,455
Gentex Corp.	29,229	474,971
PerkinElmer Inc.	108,371	2,624,746
Sanmina-SCI Corp.(b)	582,790	2,109,700
Solectron Corp.(b)	878,666	2,767,798
Tektronix Inc.	42,018	1,183,227
Thermo Fisher Scientific Inc.(b)	375,448	17,552,194
Vishay Intertechnology Inc.(b)	242,386	3,388,556

		44,008,113
ENGINEERING & CONSTRUCTION – 0.27%
KBR Inc.(b)	34,628	704,680
Shaw Group Inc. (The)(b)	143,642	4,491,685
URS Corp.(b)	92,360	3,933,612

		9,129,977

ENTERTAINMENT – 0.16%
DreamWorks Animation SKG Inc. Class A(b)	27,653	845,629
International Speedway Corp. Class A	61,651	3,187,357
Warner Music Group Corp.	75,496	1,287,962

		5,320,948
ENVIRONMENTAL CONTROL – 0.17%
Allied Waste Industries Inc.(b)	421,332	5,304,570
Republic Services Inc.	15,594	433,825

		5,738,395
FOOD – 5.06%
Campbell Soup Co.	166,733	6,494,250
ConAgra Foods Inc.	911,167	22,697,170
Corn Products International Inc.	131,635	4,684,890
Dean Foods Co.(b)	225,969	10,561,791
Del Monte Foods Co.	358,389	4,114,306
Heinz (H.J.) Co.	252,623	11,903,596
Hershey Co. (The)	37,506	2,050,078
Hormel Foods Corp.	129,755	4,825,588
Kroger Co.	1,105,208	31,222,126
McCormick & Co. Inc. NVS	48,329	1,861,633
Safeway Inc.	787,056	28,837,732
Sara Lee Corp.	640,952	10,844,908
Smithfield Foods Inc.(b)	177,815	5,325,559
Smucker (J.M.) Co. (The)	102,375	5,458,635
SUPERVALU Inc.	358,651	14,012,495
Tyson Foods Inc. Class A	391,430	7,597,656

		172,492,413
FOREST PRODUCTS & PAPER – 1.55%
Domtar Corp.(b)	459,091	4,274,137
Louisiana-Pacific Corp.	194,594	3,903,556
MeadWestvaco Corp.	319,945	9,867,104
Plum Creek Timber Co. Inc.	327,732	12,919,195
Rayonier Inc.	122,851	5,282,593
Smurfit-Stone Container Corp.(b)	456,892	5,144,604
Temple-Inland Inc.	193,894	11,583,228

		52,974,417
GAS – 2.44%
AGL Resources Inc.	135,603	5,792,960
Atmos Energy Corp.	153,442	4,799,666
Energen Corp.	123,339	6,276,722
KeySpan Corp.	307,198	12,641,198
NiSource Inc.	485,158	11,857,262
Sempra Energy	450,161	27,464,323
Southern Union Co.	187,496	5,698,003
UGI Corp.	181,628	4,851,284
Vectren Corp.	133,989	3,832,085

		83,213,503
HAND & MACHINE TOOLS – 0.36%
Black & Decker Corp.	10,665	870,477
Kennametal Inc.	70,655	4,776,985
Snap-On Inc.	87,999	4,232,752
Stanley Works (The)	42,996	2,380,259

		12,260,473
HEALTH CARE - PRODUCTS – 0.30%
Bausch & Lomb Inc.	80,562	4,121,552
Beckman Coulter Inc.	8,697	555,651
Cooper Companies Inc.	41,044	1,995,559

Hillenbrand Industries Inc.	59,749	3,547,298

		10,220,060
HEALTH CARE - SERVICES – 0.62%
Community Health Systems Inc.(b)	67,405	2,376,026
Health Management Associates Inc. Class A(a)	321,040	3,489,705
Health Net Inc.(b)	16,125	867,686
LifePoint Hospitals Inc.(b)	65,831	2,516,061
Tenet Healthcare Corp.(b)	274,184	1,763,003
Triad Hospitals Inc.(b)	128,971	6,738,735
Universal Health Services Inc. Class B	61,710	3,533,515

		21,284,731
HOLDING COMPANIES - DIVERSIFIED – 0.25%
Leucadia National Corp.	287,115	8,446,923

		8,446,923
HOME BUILDERS – 0.94%
Horton (D.R.) Inc.	264,868	5,827,096
KB Home	75,355	3,215,398
Lennar Corp. Class A	151,093	6,377,636
M.D.C. Holdings Inc.	40,367	1,940,442
Pulte Homes Inc.	199,002	5,265,593
Ryland Group Inc.	53,530	2,258,431
Standard-Pacific Corp.	85,457	1,783,488
Toll Brothers Inc.(b)	193,333	5,293,458

		31,961,542
HOME FURNISHINGS – 0.32%
Whirlpool Corp.	129,303	10,979,118

		10,979,118
HOUSEHOLD PRODUCTS & WARES – 0.99%
Clorox Co. (The)	268,426	17,096,052
Fortune Brands Inc.	174,220	13,732,020
Jarden Corp.(b)	49,238	1,885,815
Scotts Miracle-Gro Co. (The) Class A	21,419	943,079

		33,656,966
HOUSEWARES – 0.17%
Newell Rubbermaid Inc.	190,985	5,937,724

		5,937,724
INSURANCE – 7.46%
Alleghany Corp.(b)	8,345	3,117,692
Ambac Financial Group Inc.	169,361	14,631,097
American Financial Group Inc.	147,256	5,012,594
American National Insurance Co.	24,498	3,134,029
Aon Corp.	523,820	19,884,207
Assurant Inc.	214,398	11,498,165
Berkley (W.R.) Corp.	132,282	4,381,180
CIGNA Corp.	170,136	24,271,602
Cincinnati Financial Corp.	275,383	11,676,239
CNA Financial Corp.(b)	35,583	1,533,271
Conseco Inc.(b)	283,394	4,902,716
Erie Indemnity Co. Class A	82,722	4,365,240
Fidelity National Financial Inc.	380,121	9,126,705
First American Corp.	151,452	7,681,645
Gallagher (Arthur J.) & Co.	124,169	3,517,708
Hanover Insurance Group Inc. (The)	59,022	2,722,095
HCC Insurance Holdings Inc.	91,609	2,821,557
Markel Corp.(b)	13,345	6,470,056
MBIA Inc.	238,031	15,588,650

Mercury General Corp.	44,963	2,384,838
MGIC Investment Corp.(a)	149,440	8,805,005
Nationwide Financial Services Inc.	87,003	4,685,982
Old Republic International Corp.	404,320	8,943,558
Philadelphia Consolidated Holding Corp.(b)	14,469	636,491
PMI Group Inc. (The)	155,665	7,039,171
Protective Life Corp.	123,268	5,428,723
Radian Group Inc.	146,894	8,061,543
Reinsurance Group of America Inc.	49,160	2,837,515
SAFECO Corp.	181,322	12,045,220
StanCorp Financial Group Inc.	96,206	4,730,449
Torchmark Corp.	175,081	11,483,563
Transatlantic Holdings Inc.	29,331	1,910,035
Unitrin Inc.	83,957	3,951,856
Unum Group	606,263	13,962,237
Wesco Financial Corp.	2,425	1,115,500

		254,358,134
INTERNET – 0.65%
Expedia Inc.(a)(b)	313,469	7,266,211
IAC/InterActiveCorp(b)	188,450	7,106,449
Liberty Media Holding Corp. - Liberty Interactive Group Series A(b)	270,800	6,450,456
McAfee Inc.(b)	21,008	610,913
VeriSign Inc.(b)	24,724	621,067

		22,055,096
INVESTMENT COMPANIES – 0.57%
Allied Capital Corp.(a)	263,915	7,603,391
American Capital Strategies Ltd.	265,482	11,763,507

		19,366,898
IRON & STEEL – 1.02%
Carpenter Technology Corp.	2,838	342,717
Reliance Steel & Aluminum Co.	115,979	5,613,384
Steel Dynamics Inc.	168,946	7,298,467
United States Steel Corp.	215,839	21,404,754

		34,659,322
LEISURE TIME – 0.36%
Brunswick Corp.(a)	142,382	4,534,867
Sabre Holdings Corp.	233,507	7,647,354

		12,182,221
LODGING – 0.33%
Harrah’s Entertainment Inc.	85,263	7,200,460
Starwood Hotels & Resorts Worldwide Inc.	63,805	4,137,754

		11,338,214
MACHINERY – 0.57%
AGCO Corp.(b)	147,569	5,455,626
Cummins Inc.	17,137	2,480,067
Flowserve Corp.	85,574	4,893,977
Terex Corp.(b)	92,254	6,620,147

		19,449,817
MANUFACTURING – 2.49%
Brink’s Co. (The)	18,325	1,162,721
Carlisle Companies Inc.	14,749	633,175
Crane Co.	93,195	3,766,942
Dover Corp.	36,819	1,797,135
Eastman Kodak Co.(a)	507,735	11,454,502
Eaton Corp.	262,053	21,897,149

ITT Industries Inc.	104,536	6,305,612
Leggett & Platt Inc.	145,424	3,296,762
Pall Corp.	178,886	6,797,668
Parker Hannifin Corp.	121,278	10,467,504
Pentair Inc.	114,762	3,575,984
SPX Corp.	104,288	7,321,018
Teleflex Inc.	70,804	4,819,628
Textron Inc.	15,073	1,353,555
Trinity Industries Inc.	9,163	384,113

		85,033,468

MEDIA – 3.00%
Cablevision Systems Corp.	185,474	5,643,974
CTC Media Inc.(b)	17,056	437,998
Discovery Holding Co. Class A(b)	357,408	6,837,215
Gannett Co. Inc.	422,612	23,788,829
Hearst-Argyle Television Inc.	51,156	1,390,932
Liberty Global Inc. Class A(b)	449,663	14,807,403
Liberty Media Holding Corp.—Liberty Capital Group Series A(b)	246,474	27,257,560
New York Times Co. Class A(a)	241,170	5,669,907
Tribune Co.	324,552	10,421,365
Washington Post Co. (The) Class B	7,799	5,954,536

		102,209,719

METAL FABRICATE & HARDWARE – 0.32%
Commercial Metals Co.	211,287	6,623,847
Timken Co. (The)	139,179	4,218,515

		10,842,362

MINING – 0.76%
Freeport-McMoRan Copper & Gold Inc.	391,886	25,938,934

		25,938,934

OFFICE & BUSINESS EQUIPMENT – 1.04%
Pitney Bowes Inc.	155,156	7,042,531
Xerox Corp.(b)	1,687,450	28,501,030

		35,543,561

OFFICE FURNISHINGS – 0.02%
Steelcase Inc. Class A	30,815	612,910

		612,910

OIL & GAS – 4.35%
Cabot Oil & Gas Corp.	83,563	5,625,461
Chesapeake Energy Corp.	727,642	22,469,585
Cimarex Energy Co.	150,700	5,578,914
Forest Oil Corp.(a)(b)	101,466	3,385,920
Frontier Oil Corp.	92,635	3,023,606
Hess Corp.	477,328	26,477,384
Murphy Oil Corp.	327,507	17,488,874
Newfield Exploration Co.(b)	226,241	9,436,512
Noble Energy Inc.	307,698	18,354,186
Pioneer Natural Resources Co.	216,871	9,349,309
Pogo Producing Co.	104,696	5,035,878
Pride International Inc.(b)	55,355	1,666,185
Rowan Companies Inc.	19,035	618,066
Sunoco Inc.	109,163	7,689,442
Tesoro Corp.	120,156	12,067,267

		148,266,589

OIL & GAS SERVICES – 0.24%
National Oilwell Varco Inc.(b)	20,280	1,577,581

SEACOR Holdings Inc.(b)	39,008	3,838,387
Tidewater Inc.	45,824	2,684,370

		8,100,338

PACKAGING & CONTAINERS – 0.52%
Bemis Co. Inc.	182,191	6,083,357
Sealed Air Corp.	167,961	5,307,568
Sonoco Products Co.	169,761	6,379,618

		17,770,543

PHARMACEUTICALS – 0.94%
AmerisourceBergen Corp.	270,665	14,277,579
King Pharmaceuticals Inc.(b)	426,425	8,387,780
Omnicare Inc.	113,887	4,529,286
Watson Pharmaceuticals Inc.(b)	183,984	4,862,697

		32,057,342

PIPELINES – 0.75%
El Paso Corp.	87,153	1,261,104
Equitable Resources Inc.	22,176	1,071,544
National Fuel Gas Co.	142,215	6,152,221
ONEOK Inc.	189,372	8,521,740
Questar Corp.	16,323	1,456,175
Williams Companies Inc. (The)	250,558	7,130,881

		25,593,665

REAL ESTATE INVESTMENT TRUSTS – 10.92%
AMB Property Corp.	175,066	10,292,130
Annaly Capital Management Inc.	460,619	7,130,382
Apartment Investment & Management Co. Class A	171,120	9,871,913
Archstone-Smith Trust	375,968	20,407,543
AvalonBay Communities Inc.	137,065	17,818,450
Boston Properties Inc.	199,387	23,408,034
Brandywine Realty Trust	160,299	5,355,590
BRE Properties Inc. Class A	90,100	5,689,815
Camden Property Trust	100,113	7,038,945
CapitalSource Inc.	68,491	1,721,179
CBL & Associates Properties Inc.	115,377	5,173,505
Colonial Properties Trust(a)	79,841	3,646,338
Developers Diversified Realty Corp.	120,507	7,579,890
Douglas Emmett Inc.	97,457	2,488,077
Duke Realty Corp.	235,662	10,244,227
Equity Residential	512,123	24,699,692
Essex Property Trust Inc.	21,822	2,825,513
Federal Realty Investment Trust	44,737	4,054,067
General Growth Properties Inc.	145,632	9,403,458
Health Care Property Investors Inc.	348,517	12,557,068
Health Care REIT Inc.	125,947	5,529,073
Hospitality Properties Trust	166,628	7,798,190
Host Hotels & Resorts Inc.	902,602	23,747,459
HRPT Properties Trust	388,443	4,777,849
iStar Financial Inc.	222,896	10,438,220
Kimco Realty Corp.	383,785	18,705,681
Liberty Property Trust	157,208	7,659,174
Mack-Cali Realty Corp.	121,053	5,765,754
New Plan Excel Realty Trust Inc.	183,994	6,077,322
ProLogis	429,735	27,902,694
Public Storage Inc.	78,275	7,410,294
Regency Centers Corp.	118,347	9,887,892
SL Green Realty Corp.	15,009	2,058,935
Taubman Centers Inc.	41,684	2,417,255
Thornburg Mortgage Inc.(a)	211,489	5,498,714

Ventas Inc.	71,220	3,000,499
Vornado Realty Trust	228,375	27,254,273
Weingarten Realty Investors	105,636	5,024,048

		372,359,142

RETAIL – 1.90%
AnnTaylor Stores Corp.(b)	13,216	512,516
AutoNation Inc.(b)	284,899	6,051,255
Barnes & Noble Inc.	73,736	2,908,885
BJ’s Wholesale Club Inc.(b)	122,414	4,141,266
Dillard’s Inc. Class A	112,753	3,690,406
Dollar General Corp.	44,218	935,211
Dollar Tree Stores Inc.(b)	166,839	6,379,923
Family Dollar Stores Inc.	129,254	3,828,503
Foot Locker Inc.	248,491	5,851,963
OfficeMax Inc.	131,264	6,922,863
OSI Restaurant Partners Inc.	55,146	2,178,267
RadioShack Corp.	59,108	1,597,689
Rite Aid Corp.(b)	937,468	5,409,190
Saks Inc.	240,411	5,010,165
Tiffany & Co.	96,107	4,370,946
United Auto Group Inc.	90,526	1,837,678
Wendy’s International Inc.	99,652	3,119,108

		64,745,834

SAVINGS & LOANS – 1.27%
Astoria Financial Corp.	168,075	4,469,114
Capitol Federal Financial	33,291	1,258,733
Hudson City Bancorp Inc.	517,282	7,076,418
New York Community Bancorp Inc.(a)	534,351	9,399,234
Sovereign Bancorp Inc.	689,104	17,530,806
Washington Federal Inc.	158,383	3,715,665

		43,449,970

SEMICONDUCTORS – 1.07%
Atmel Corp.(b)	757,005	3,807,735
Cypress Semiconductor Corp.(b)	32,740	607,327
Fairchild Semiconductor International Inc. Class A(b)	108,961	1,821,828
Integrated Device Technology Inc.(b)	202,805	3,127,253
International Rectifier Corp.(b)	58,826	2,247,741
Intersil Corp. Class A	146,320	3,876,017
KLA-Tencor Corp.	76,626	4,085,698
LSI Logic Corp.(b)	202,901	2,118,286
Micron Technology Inc.(b)	706,764	8,537,709
Novellus Systems Inc.(b)	137,116	4,390,454
Rambus Inc.(b)	19,035	404,494
Teradyne Inc.(b)	87,310	1,444,107

		36,468,649

SOFTWARE – 1.25%
CA Inc.	611,698	15,849,095
Compuware Corp.(b)	569,051	5,400,294
Fair Isaac Corp.	21,448	829,609
Fidelity National Information Services Inc.	293,859	13,358,830
IMS Health Inc.	98,542	2,922,756
Novell Inc.(b)	599,538	4,328,664

		42,689,248

TELECOMMUNICATIONS – 3.16%
ADC Telecommunications Inc.(b)	28,797	482,062
Avaya Inc.(b)	745,964	8,809,835
CenturyTel Inc.	204,334	9,233,853

Ciena Corp.(b)	114,746	3,207,151
Citizens Communications Co.	341,369	5,103,467
Crown Castle International Corp.(b)	35,483	1,140,069
Embarq Corp.	258,473	14,564,954
Juniper Networks Inc.(b)	459,330	9,039,614
Leap Wireless International Inc.(b)	50,951	3,361,747
Level 3 Communications Inc.(b)	200,912	1,225,563
Qwest Communications International Inc.(a)(b)	2,767,688	24,881,515
TeleCorp PCS Inc. Escrow(c)	774	0
Telephone & Data Systems Inc.	87,397	5,210,609
Tellabs Inc.(b)	791,664	7,837,474
United States Cellular Corp.(b)	11,526	846,585
Virgin Media Inc.	507,239	12,807,785

		107,752,283

TEXTILES – 0.20%
Mohawk Industries Inc.(b)	84,475	6,931,174

		6,931,174

TOYS, GAMES & HOBBIES – 0.79%
Hasbro Inc.	279,393	7,996,228
Mattel Inc.	680,476	18,760,723

		26,756,951

TRANSPORTATION – 1.22%
Alexander & Baldwin Inc.	73,627	3,713,746
CSX Corp.	396,051	15,861,843
Kansas City Southern Industries Inc.(a)(b)	84,300	2,999,394
Laidlaw International Inc.	143,082	4,950,637
Overseas Shipholding Group Inc.	51,445	3,220,457
Ryder System Inc.	106,972	5,277,998
Swift Transportation Co. Inc.(b)	48,735	1,518,583
YRC Worldwide Inc.(a)(b)	102,599	4,126,532

		41,669,190

TRUCKING & LEASING – 0.05%
GATX Corp.	37,664	1,800,339

		1,800,339

WATER – 0.06%
Aqua America Inc.	96,179	2,159,218

		2,159,218

TOTAL COMMON STOCKS (Cost: $3,003,977,772)		3,411,033,635

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 3.59%

CERTIFICATES OF DEPOSIT(d) – 0.09%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,336,650	1,336,650
Deutsche Bank AG
5.35%, 08/08/07	1,670,812	1,670,812

		3,007,462

COMMERCIAL PAPER(d) – 0.71%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07(e)	635,651	634,303

BNP Paribas Finance Inc.
5.12%, 06/06/07	233,914	231,753
Bryant Park Funding LLC
5.28%, 04/23/07(e)	1,002,488	999,400
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07(e)	501,244	499,979
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(e)	1,002,488	1,000,278
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07(e)	2,785,599	2,772,879
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07(e)	1,613,624	1,613,263
Five Finance Inc.
5.22%, 04/20/07(e)	307,430	306,627
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07(e)	1,169,569	1,154,849
Giro Funding Corp.
5.29%, 04/23/07(e)	668,325	666,263
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07(e)	1,303,234	1,293,022
Irish Permanent Treasury PLC
5.18%, 07/10/07(e)	334,163	329,402
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(e)	1,002,488	999,096
KKR Pacific Funding Trust
5.29%, 04/24/07(e)	501,244	499,623
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(e)	844,415	833,939
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(e)	1,507,714	1,500,429
Nationwide Building Society
5.21%, 04/13/07(e)	634,909	633,898
Nestle Capital Corp.
5.19%, 08/09/07	400,995	393,537
Park Granada LLC
5.50%, 04/02/07(e)	1,408,996	1,408,996
Park Sienna LLC
5.50%, 04/02/07(e)	133,665	133,665
Sedna Finance Inc.
5.22%, 04/17/07(e)	380,945	380,117
Simba Funding Corp.
5.20%, 07/23/07(e)	668,325	657,513
Societe Generale
5.18%, 05/16/07	1,670,813	1,660,234
Tulip Funding Corp.
5.30%, 04/26/07(e)	903,174	899,983
Variable Funding Capital Corp.
5.41%, 04/02/07(e)	1,088,915	1,088,915
Westpac Banking Corp.
5.20%, 07/12/07(e)	601,493	592,717
Zela Finance Inc.
5.20%, 07/16/07(e)	400,995	394,913

		23,579,593

MEDIUM-TERM NOTES(d) – 0.05%
Bank of America N.A.
5.28%, 04/20/07	167,081	167,081
Cullinan Finance Corp.
5.71%, 06/28/07(e)	501,244	501,244
K2 USA LLC
5.39%, 06/04/07(e)	501,244	501,244

Sigma Finance Inc.
5.51%, 06/18/07(e)	548,026	548,026

		1,717,595

MONEY MARKET FUNDS – 0.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	7,600,088	7,600,088

		7,600,088

REPURCHASE AGREEMENTS(d) – 0.91%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,337,262 (collateralized by non-U.S. Government debt securities, value $1,378,259, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,336,650	1,336,650
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,965,775 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,099,708, 3.75% to 8.50%, 5/15/08 to 6/12/46).	1,964,876	1,964,876
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,270,387 (collateralized by U.S. Government obligations, value $1,296,634, 5.50%, 12/1/34).	1,269,818	1,269,818
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,002,947 (collateralized by non-U.S. Government debt securities, value $1,034,949, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,002,488	1,002,488
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,671,575 (collateralized by non-U.S. Government debt securities, value $1,825,192, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,670,812	1,670,812
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $66,863 (collateralized by non-U.S. Government debt securities, value $70,200, 4.50% to 7.84%, 12/1/07 to 7/15/21).	66,832	66,832
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,346,099 (collateralized by non-U.S. Government debt securities, value $4,625,236, 0.00% to 6.01%, 5/27/33 to 3/15/37).	4,344,112	4,344,112
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $735,498 (collateralized by non-U.S. Government debt securities, value $782,736, 0.00% to 6.01%, 5/27/33 to 3/15/37).	735,158	735,158
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $401,182 (collateralized by non-U.S. Government debt securities, value $426,948, 0.00% to 6.01%, 5/27/33 to 3/15/37).	400,995	400,995

Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,340,206 (collateralized by non-U.S. Government debt securities, value $2,458,788, 4.70% to 6.25%, 11/25/35 to 10/17/48).	2,339,138	2,339,138
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,337,262 (collateralized by non-U.S. Government debt securities, value $1,405,022, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,336,650	1,336,650
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,585,370 (collateralized by non-U.S. Government debt securities, value $1,645,631, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,584,645	1,584,645
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $668,636 (collateralized by non-U.S. Government debt securities, value $738,782, 5.65% to 9.49%, 1/1/17 to 6/1/48).	668,325	668,325
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $334,315 (collateralized by non-U.S. Government debt securities, value $351,281, 3.73% to 5.33%, 12/1/35 to 6/1/46).	334,162	334,162
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $167,158 (collateralized by non-U.S. Government debt securities, value $175,638, 4.70% to 8.75%, 6/1/10 to 3/15/32).	167,081	167,081
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $4,680,447 (collateralized by non-U.S. Government debt securities, value $5,951,329, 1.13% to 10.07%, 1/15/09 to 10/12/49).	4,678,276	4,678,276
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $668,631 (collateralized by non-U.S. Government debt securities, value $689,160, 3.60% to 10.13%, 7/15/07 to 7/1/26).	668,325	668,325
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,343,154 (collateralized by non-U.S. Government debt securities, value $3,515,291, 4.22% to 8.32%, 1/17/14 to 12/20/54).	3,341,625	3,341,625
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $668,631 (collateralized by non-U.S. Government debt securities, value $695,406, 0.00% to 10.00%, 4/1/07 to 3/31/37).	668,325	668,325
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $495,020 (collateralized by non-U.S. Government debt securities, value $636,676, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	467,828	467,828
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,805,307 (collateralized by non-U.S. Government debt securities, value $1,896,779, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,804,478	1,804,478

		30,850,599

TIME DEPOSITS(d) – 0.23%
Bank of Montreal
5.25%, 04/02/07	1,354,046	1,354,046
Credit Suisse First Boston NY
5.32%, 04/03/07	3,341,625	3,341,625
Danske Bank
5.46%, 04/02/07	2,004,975	2,004,975
Deutsche Bank AG
5.25%, 04/02/07	1,169,916	1,169,916

		7,870,562

VARIABLE & FLOATING RATE NOTES(d) – 1.38%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08(e)	1,710,912	1,711,067
American Express Centurion Bank
5.41%, 07/19/07	735,158	735,411
American Express Credit Corp.
5.42%, 03/05/08	200,498	200,587
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,225	1,225
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	501,244	501,244
ASIF Global Financing
5.40%, 05/03/07(e)	66,833	66,836
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(e)	434,411	434,411
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08(e)	969,071	969,097
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07(e)	1,704,229	1,704,250
BMW US Capital LLC
5.32%, 04/15/08(e)	668,325	668,325
BNP Paribas
5.33%, 11/19/07(e)	1,236,401	1,236,401
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(e)	641,592	641,542
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07(e)	434,411	434,411
CC USA Inc.
5.35%, 07/30/07(e)	334,163	334,176
Commodore CDO Ltd.
5.42%, 12/12/07(e)	143,656	143,656
Credit Agricole SA
5.33%, 11/23/07	668,325	668,325
Cullinan Finance Corp.
5.36%, 04/25/07(e)	167,081	167,081
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	30,817	30,817
DEPFA Bank PLC
5.39%, 12/14/07(e)	668,325	668,325
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07(e)	768,574	768,581
Fifth Third Bancorp
5.32%, 02/22/08(e)	1,336,650	1,336,650
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07(e)	434,411	434,395
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	701,741	701,793
Granite Master Issuer PLC
5.29%, 08/20/07(e)	2,339,138	2,339,138
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07(e)	1,537,148	1,530,977

Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,002,488	1,002,535
HBOS Treasury Services PLC
5.41%, 01/24/08(e)	668,325	668,325
Holmes Financing PLC
5.29%, 07/16/07(e)	1,169,569	1,169,569
JP Morgan Securities Inc.
5.52%, 11/16/07	1,336,650	1,336,650
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08(h)	1,837,894	1,837,894
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07(e)	501,244	501,238
Kestrel Funding LLC
5.30%, 07/11/07(e)	267,330	267,322
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	400,995	400,995
Leafs LLC
5.32%, 01/22/08(e)	646,271	646,271
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07(e)	735,158	735,150
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	235,619	235,619
Marshall & Ilsley Bank
5.32%, 02/15/08	367,579	367,579
Master Funding LLC
5.35%, 04/25/07 - 05/25/07(e)	1,209,488	1,209,487
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	735,158	735,158
Metropolitan Life Global Funding I
5.35%, 04/04/08(e)	1,002,488	1,002,488
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	66,833	66,832
Mound Financing PLC
5.29%, 05/08/07(e)	628,226	628,226
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08(e)	1,069,320	1,069,312
National City Bank of Indiana
5.34%, 05/21/07	334,163	334,166
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08(e)	2,205,473	2,205,669
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08(e)	669,996	669,920
Northern Rock PLC
5.38%, 02/01/08(e)	801,990	802,004
Pricoa Global Funding I
5.31%, 02/27/08(e)	902,239	902,239
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07(e)	969,071	969,067
Skandinaviska Enskilda Banken
5.32%, 02/15/08(e)	668,325	668,325
Strips III LLC
5.37%, 07/24/07(e)	131,685	131,685
SunTrust Bank
5.29%, 05/01/07	668,325	668,327
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07(e)	1,630,713	1,630,676
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07(e)	434,411	434,411
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	726,836	726,836
Wachovia Bank N.A.
5.48%, 05/22/07	1,690,862	1,690,864

Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	501,244	501,341
Wells Fargo & Co.
5.33%, 11/15/07(e)	334,163	334,174
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(e)	501,244	501,248
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(e)	2,004,975	2,004,836
Wind Master Trust
5.31%, 07/25/07(e)	267,330	267,330

		47,752,489

TOTAL SHORT-TERM INVESTMENTS (Cost: $122,378,388)		122,378,388

TOTAL INVESTMENTS IN SECURITIES – 103.64% (Cost: $3,126,356,160)		3,533,412,023
Other Assets, Less Liabilities – (3.64)%		(124,168,036)

NET ASSETS – 100.00%		$3,409,243,987

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 5.

(b)	Non-income earning security.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Value Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund, iShares S&P 1500 Index Fund, iShares Nasdaq Biotechnology Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Value Index Fund, iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, iShares Russell 3000 Value Index Fund, iShares Russell Microcap™ Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund and iShares Russell Midcap Value Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2007, and for the year then ended and have issued our unqualified reports thereon dated May 22, 2007 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds’ schedules of investments in securities (the “Portfolios”) as of March 31, 2007 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2007

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating and Governance Committee of the Registrant’s Board of Trustees (the “Nominating Committee”) is charged with identifying nominees to serve as Board members and recommending such nominees to the Board. The Board believes that shareholders as a group are best served by the efficient allocation of Registrant and Board resources. As such, the Board is not required to consider any person nominated by any shareholder of the Registrant (acting solely in the capacity as shareholder and not in any other capacity) to serve as an independent Trustee, although the Nominating Committee may consider any such person if the Nominating Committee of the Board deems it appropriate after considering all circumstances the Nominating Committee’s members deem relevant.

Item 11.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: May 22, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: May 22, 2007